UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

November 30, 2015

Alternative Solutions

ALTS  Morningstar Alternatives Solution ETF

Specialty Equity

TOLZ  DJ Brookfield Global Infrastructure ETF

PEX  Global Listed Private Equity ETF

CSM  Large Cap Core Plus

Dividend Growers

NOBL  S&P 500 Dividend Aristocrats ETF

REGL  S&P MidCap 400 Dividend Aristocrats ETF

SMDV  Russell 2000 Dividend Growers ETF

EFAD  MSCI EAFE Dividend Growers ETF

EUDV  MSCI Europe Dividend Growers ETF

S&P 500 Ex-Sector

SPXE  S&P 500® Ex-Energy ETF

SPXN  S&P 500® Ex-Financials ETF

SPXV  S&P 500® Ex-Health Care ETF

SPXT  S&P 500® Ex-Technology ETF

Currency Hedged

HGEU  Hedged FTSE Europe ETF

HGJP  Hedged FTSE Japan ETF

Interest Rate Hedged Bond

HYHG  High Yield-Interest Rate Hedged

IGHG  Investment Grade–Interest Rate Hedged

Global Fixed Income

COBO  USD Covered Bond

GGOV  German Sovereign/Sub-Sovereign ETF

EMSH  Short Term USD Emerging Markets Bond ETF

Hedge Strategies

HDG  Hedge Replication ETF

MRGR  Merger ETF

RALS  RAFI® Long/Short

Inflation

RINF  30 Year TIPS/TSY Spread

Credit

TYTE  CDS North American HY Credit ETF

WYDE  CDS Short North American HY Credit ETF

Geared

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short S&P Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

GDXS  UltraShort Gold Miners

GDJS  UltraShort Junior Miners

RXD  UltraShort Health Care

HBZ  UltraShort Homebuilders & Supplies

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SOP  UltraShort Oil & Gas Exploration & Production

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

SDP  UltraShort Utilities

ZBIO  UltraPro Short Nasdaq Biotechnology

FINZ  UltraPro Short Financial Select Sector

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 50

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort FTSE Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil Capped

FXP  UltraShort FTSE China 50

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Capped IMI

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Ultra MarketCap

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

GDXX  Ultra Gold Miners

GDJJ  Ultra Junior Miners

RXL  Ultra Health Care

HBU  Ultra Homebuilders & Supplies

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

UOP  Ultra Oil & Gas Exploration & Production

URE  Ultra Real Estate

KRU  Ultra S&P Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

UBIO  UltraPro Nasdaq Biotechnology

FINU  UltraPro Financial Select Sector

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra FTSE Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil Capped

XPP  Ultra FTSE China 50

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Capped IMI

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
LX	Expense Examples
1	Schedule of Portfolio Investments
2	Alternative Solutions
3	Specialty Equity
11	Dividend Growers
20	S&P 500 Ex-Sector
28	Currency Hedged
33	Interest Rate Hedged Bond
43	Global Fixed Income
49	Hedge Strategies
58	Inflation
60	Credit
62	Geared
249	Statements of Assets and Liabilities
272	Statements of Operations
295	Statements of Changes in Net Assets
339	Financial Highlights
398	Notes to Financial Statements
445	Board Approval of Investment Advisory Agreement
448	Federal Tax Information
450	Proxy Voting & Quarterly Portfolio Holdings Information

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2015.

Global Equity Markets Stumble

Global equity markets took a turn for the worse during the six months ended November 30, 2015. U.S. markets posted modest losses as the six-year bull market started to run out of steam despite continued economic growth in the United States. The S&P 500® was down 0.2%, the Dow® lost 0.4%, the S&P MidCap 400® retreated 3.3% and the Russell 2000® Index fell 3.2%.

Six out of 10 Dow Jones U.S. Industry Indices declined during the period, with oil & gas, basic materials and health care performing the worst — down 12.5%, 11.1% and 5.1%, respectively. Consumer goods, consumer services and financials were the bright spots — up 3.4%, 2.4% and 1.5%, respectively.

Markets outside the United States fared poorly. The MSCI EAFE Index, which covers developed markets outside North America, fell 7.4%. The MSCI Europe Index was off 6.9%, and the MSCI Japan Index declined 5.5% on anemic economic growth and the continued depreciation of their currencies against the U.S. dollar. The dollar rose 3.9% against a basket of major world currencies, as measured by the Bloomberg Dollar Spot Index.

Emerging markets saw the greatest declines among international markets. The MSCI Emerging Markets Index fell 17.7% amid an economic slowdown in China and many commodity-dependent emerging markets, as well as concerns these economies will have trouble withstanding an increase in U.S. interest rates.

U.S. Fixed Income Markets Decline

U.S. fixed income markets were down across the board, translating into a 0.1% decline for the Barclays U.S. Aggregate Bond Index. High yield bonds were the weakest performers, with the Markit iBoxx $ Liquid High Yield Index down 6.0%. The sell-off in high yield bonds, which started with energy and mining companies, spread to other areas of the high yield bond market in the second half of the year.

Long-dated Treasurys also sold off amid growing signs of a Federal Reserve interest rate hike, with the Ryan Labs 30 Year Treasury Index down 2.5%. Losses were more contained across other areas of the bond market, with the Markit iBoxx $ Liquid Investment Grade Index off 0.6%, and the Ryan Labs 10 Year and 5 Year Indexes down 0.8% and 0.4%, respectively.

New ProShares ETFs

ProShares introduced 13 new ETFs during the period. We launched two low cost currency-hedged ETFs, HGEU and HGJP, which invest in European or Japanese equities and include a hedge against currency fluctuations. Expanding our lineup of Dividend Growers ETFs, we launched EUDV, which invests in MSCI Europe Index companies with the longest track records of dividend growth. We introduced a suite of S&P 500 Ex-Sector ETFs, which provide exposure to the S&P 500, excluding a sector — energy, financials, health care or technology. And we launched three pairs of geared ETFs based on homebuilders, biotechnology and oil and gas exploration and production indexes.

We appreciate the trust you have placed in ProShares by investing in our ETFs, and we look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) PROSHARES TRUST

ProShares Morningstar Alternatives Solution ETF (Ticker: ALTS)  ALTERNATIVE SOLUTIONS PROSHARES

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the "Index"). The Index is designed to provide diversified exposure to alternative asset classes in order to enhance risk adjusted portfolio returns when combined with a range of traditional investments. It allocates its assets among a comprehensive set of alternative ETFs, each of which is a ProShares ETF, that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge fund replication, private equity, infrastructure or inflation-related investments.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Exchanged Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares Hedge Replication ETF	23.6%
ProShares Merger ETF	22.3%
ProShares Global Listed Private Equity ETF	17.8%
ProShares RAFI Long/Short	15.8%
ProShares Managed Futures Strategy ETF	12.2%

Morningstar Diversified
Alternatives Index – Composition

Strategy	% of Index
Hedge Fund Replication	23.7%
Long/Short	22.4%
Private Equity	17.8%
Market Neutral	15.8%
Managed Futures	12.2%
Inflation	6.0%
Infrastructure	2.1%

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)  SPECIALTY EQUITY PROSHARES

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Master Limited Partnerships	14%
Investment Companies	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
National Grid PLC	8.2%
American Tower Corp.	4.6%
Kinder Morgan, Inc.	3.3%
Enbridge, Inc.	3.3%
Crown Castle International Corp.	3.1%

Dow Jones Brookfield Global
Infrastructure Composite
Index – Composition

% of Index
Oil & Gas Storage & Transportation	29.4%
Electricity Transmission & Distribution	21.0%
Master Limited Partnerships (MLP)	14.4%
Communications	11.5%
Toll Roads	7.0%
Water	6.3%
Airports	5.5%
Diversified	3.4%
Ports	1.5%

Dow Jones Brookfield Global
Infrastructure Composite
Index – Country

% of Index
United States	48.4%
United Kingdom	12.3%
Canada	9.7%
Spain	6.1%
Australia	5.1%
Other	4.8%
Italy	4.1%
China	3.2%
France	2.4%
Japan	2.0%
Hong Kong	1.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: III

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Investment Companies	6%
Master Limited Partnerships	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Onex Corp.	10.0%
3i Group PLC	9.9%
Ares Capital Corp.	9.2%
Wendel S.A.	6.4%
Eurazeo S.A.	6.2%

LPX Direct Listed Private Equity
Index – Country

% of Index
United States	41.3%
United Kingdom	23.6%
France	13.2%
Canada	10.0%
South Africa	4.3%
Germany	2.9%
Belgium	1.8%
Sweden	1.8%
Switzerland	1.1%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements (Long)	37%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.9%
Microsoft Corp.	1.4%
JPMorgan Chase & Co.	1.2%
Exxon Mobil Corp.	1.1%
Berkshire Hathaway, Inc., Class B	1.0%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Financials	20.2%
Information Technology	16.8%
Consumer Discretionary	14.8%
Health Care	12.7%
Industrials	10.3%
Consumer Staples	7.2%
Energy	6.4%
Utilities	5.8%
Materials	4.2%
Telecommunication Services	1.6%

IV :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500 Dividend Aristocrats ETF (Ticker: NOBL)  DIVIDEND GROWERS PROSHARES

ProShares S&P 500 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	2.2%
Sherwin-Williams Co. (The)	2.2%
Hormel Foods Corp.	2.1%
Cardinal Health, Inc.	2.1%
Becton, Dickinson and Co.	2.1%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Consumer Staples	24.7%
Industrials	15.8%
Health Care	14.4%
Financials	13.8%
Consumer Discretionary	12.0%
Materials	9.9%
Energy	3.9%
Telecommunication Services	1.9%
Information Technology	1.8%
Utilities	1.8%

ProShares S&P MidCap 400 Dividend Aristocrats ETF (Ticker: REGL)

ProShares S&P MidCap 400 Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index and have increased dividend payments each year for at least 15 years. The Index includes all companies meeting these requirements with a minimum of 40 stocks, each of which is equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
MSA Safety, Inc.	2.5%
Lancaster Colony Corp.	2.5%
Owens & Minor, Inc.	2.4%
A. O. Smith Corp.	2.4%
SEI Investments Co.	2.4%

S&P MidCap 400 Dividend Aristocrats
Index – Composition

% of Index
Financials	28.8%
Utilities	19.0%
Industrials	18.4%
Materials	13.7%
Consumer Staples	6.8%
Consumer Discretionary	6.5%
Health Care	2.4%
Telecommunication Services	2.3%
Information Technology	2.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: V

ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Dividend Growth Index (the "Index"). The Index, constructed and maintained by Russell Investments, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years, and are not in the bottom 20% of Russell 2000 Index liquidity based on 20 day average daily dollar trading volume. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co., Inc.	2.5%
Brady Corp., Class A	2.1%
Stepan Co.	2.1%
Community Bank System, Inc.	2.0%
Calavo Growers, Inc.	2.0%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Utilities	27.2%
Financials	21.8%
Industrials	19.3%
Consumer Staples	14.1%
Health Care	5.5%
Consumer Discretionary	4.8%
Materials	3.9%
Information Technology	1.7%
Telecommunication Services	1.7%

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index ("MSCI EAFE") and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index weight, and no single country is allowed to comprise more than 50% of the Index weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Abertis Infraestructuras S.A.	2.1%
Shimamura Co. Ltd.	1.9%
Compass Group PLC	1.9%
BAE Systems PLC	1.8%
Babcock International Group PLC	1.8%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Health Care	21.9%
Industrials	17.0%
Consumer Staples	16.5%
Consumer Discretionary	14.0%
Utilities	9.5%
Materials	7.4%
Energy	6.0%
Financials	5.7%
Information Technology	2.0%

MSCI EAFE Dividend Masters
Index – Country

% of Index
United Kingdom	48.4%
Switzerland	9.6%
Japan	8.0%
Others	7.3%
Denmark	6.1%
Spain	5.4%
Australia	5.3%
Germany	4.0%
Israel	2.0%
Ireland	2.0%
Hong Kong	1.9%

VI :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)

ProShares MSCI Europe Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index ("MSCI Europe") and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Abertis Infraestructuras S.A.	2.4%
Compass Group PLC	2.1%
BAE Systems PLC	2.1%
Babcock International Group PLC	2.1%
Intertek Group PLC	2.1%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Industrials	19.4%
Consumer Staples	18.7%
Health Care	17.7%
Consumer Discretionary	13.6%
Utilities	7.7%
Materials	7.6%
Energy	7.0%
Financials	5.9%
Information Technology	2.4%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	48.4%
Other	18.0%
France	11.3%
Switzerland	9.6%
Denmark	6.4%
Germany	6.3%

ProShares S&P 500® Ex-Energy ETF (Ticker: SPXE)  S&P 500 EX-SECTOR PROSHARES

ProShares S&P 500® Ex-Energy ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex- Energy Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	2.5%
General Electric Co.	1.7%
Johnson & Johnson	1.6%
Wells Fargo & Co.	1.5%

S&P 500® Ex-Energy
Index – Composition

% of Index
Information Technology	22.5%
Financials	17.8%
Health Care	15.7%
Consumer Discretionary	14.1%
Industrials	10.9%
Consumer Staples	10.3%
Materials	3.1%
Utilities	3.1%
Telecommunication Services	2.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: VII

ProShares S&P 500® Ex-Financials ETF (Ticker: SPXN)

ProShares S&P 500® Ex-Financials ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Financials Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.4%
Microsoft Corp.	2.8%
Exxon Mobil Corp.	2.2%
General Electric Co.	1.8%
Johnson & Johnson	1.8%

S&P 500® Ex-Financials
Index – Composition

% of Index
Information Technology	25.1%
Health Care	17.5%
Consumer Discretionary	15.7%
Industrials	12.1%
Consumer Staples	11.5%
Energy	8.5%
Materials	3.4%
Utilities	3.4%
Telecommunication Services	2.8%

ProShares S&P 500® Ex-Health Care ETF (Ticker: SPXV)

ProShares S&P 500® Ex-Health Care ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.3%
Microsoft Corp.	2.8%
Exxon Mobil Corp.	2.2%
General Electric Co.	1.8%
Wells Fargo & Co.	1.6%

S&P 500® Ex-Heath Care
Index – Composition

% of Index
Information Technology	24.6%
Financials	19.4%
Consumer Discretionary	15.3%
Industrials	11.8%
Consumer Staples	11.2%
Energy	8.3%
Utilities	3.4%
Materials	3.3%
Telecommunication Services	2.7%

VIII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Ex-Technology ETF (Ticker: SPXT)

ProShares S&P 500® Ex-Technology ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology & Telecommunication Services Index (the "Index". The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Information Technology & Telecommunication Services Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.4%
General Electric Co.	2.0%
Johnson & Johnson	2.0%
Wells Fargo & Co.	1.8%
Amazon.com, Inc.	1.8%

S&P 500® Ex-Information Technology &
Telecommunication Services
Index – Composition

% of Index
Financials	21.6%
Health Care	19.0%
Consumer Discretionary	17.1%
Industrials	13.2%
Consumer Staples	12.5%
Energy	9.2%
Materials	3.7%
Utilities	3.7%

ProShares Hedged FTSE Europe ETF (Ticker: HGEU)  CURRENCY HEDGED PROSHARES

ProShares Hedged FTSE Europe ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE Developed Europe 100% Hedged to USD Index® (the "Index"). The Index is a free float-adjusted market cap weighted index comprised of those European stocks that comprise approximately the top 90%of the market capitalization of the European stock market, screened for liquidity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Forward Currency Contracts	(96%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nestle S.A.	2.9%
Roche Holding AG	2.3%
Novartis AG	2.3%
HSBC Holdings PLC	1.9%
Bayer AG	1.4%

FTSE Developed Europe 100% Hedged to USD Index – Composition

% of Index
Financials	22.6%
Consumer Staples	14.4%
Health Care	13.6%
Consumer Discretionary	11.9%
Industrials	11.5%
Materials	6.8%
Energy	6.6%
Telecommunication Services	4.9%
Utilities	3.9%
Information Technology	3.8%

FTSE Developed Europe 100% Hedged to USD Index – Country

% of Index
United Kingdom	31.5%
France	14.4%
Germany	14.0%
Switzerland	14.0%
Spain	5.0%
Netherlands	4.5%
Sweden	4.4%
Italy	3.8%
Others	3.4%
Denmark	2.8%
Belgium	2.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: IX

ProShares Hedged FTSE Japan ETF (Ticker: HGJP)

ProShares Hedged FTSE Japan ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE Japan 100% Hedged to USD Index® (the "Index"). The Index is a free float-adjusted market cap weighted index comprised of those Japanese stocks that comprise approximately the top 90%of the market capitalization of the Japanese stock market, screened for liquidity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Forward Currency Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Toyota Motor Corp.	5.1%
Mitsubishi UFJ Financial Group, Inc.	2.8%
Honda Motor Co. Ltd.	1.8%
Mizuho Financial Group, Inc.	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.5%

FTSE Japan 100% Hedged to USD Index – Composition

% of Index
Financials	22.6%
Consumer Staples	14.4%
Health Care	13.6%
Consumer Discretionary	11.9%
Industrials	11.5%
Materials	6.8%
Energy	6.6%
Telecommunication Services	4.9%
Utilities	3.9%
Information Technology	3.8%

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)  INTEREST RATE HEDGED BOND PROSHARES

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index. The Index is comprised of (a) long positions in USD-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by either Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Financial Services, LLC ("S&P"); and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	94%
U.S. Treasury Notes Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Micron Technology, Inc., 5.50%, due 02/01/25	1.6%
Sprint Corp., 7.88%, due 09/15/23	1.6%
DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	1.6%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, 5.75%, due 10/15/20	1.5%
CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	1.5%

Citi High Yield (Treasury Rate-Hedged) Index – High Yield Bond Composition

% of High Yield Bonds
Industrials	82.5%
Utilities	10.9%
Financials	6.6%

X :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment grade bonds.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
Futures Contracts	(85%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Citigroup, Inc., 3.88%, due 10/25/23	1.8%
Goldman Sachs Group, Inc. (The), 6.13%, due 02/15/33	1.4%
JPMorgan Chase & Co., 4.50%, due 01/24/22	1.2%
Morgan Stanley, 5.00%, due 11/24/25	1.1%
Wells Fargo & Co., 3.00%, due 02/19/25	1.1%

Citi Corporate Investment Grade
(Treasury Rate-Hedged)
Index – Composition

% of High Yield Bond
Industrials	57.7%
Financials	33.0%
Utilities	9.3%

ProShares USD Covered Bond (Ticker: COBO)  GLOBAL FIXED INCOME PROSHARES

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive® Diversified USD Covered Bond Index (the "Index"). The Index, published by Solactive AG, seeks to track the performance of U.S. dollar-denominated Covered Bonds that are generally rated "AAA" (or its equivalent). Specifically, the Index aims to include the universe of U.S. dollar-denominated fixed-rate Covered Bonds that conform to the eligibility criteria for the Index. The Covered Bonds must be denominated in USD, have a fixed-rate coupon, have at least 18 months to maturity, have USD 1 billion or more of outstanding face amount and a minimum denomination no greater than $250,000, be either registered with the Securities and Exchange Commission or eligible for resale under Rule 144A under the Securities Act of 1933, and satisfy the liquidity criteria applicable to the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Westpac Banking Corp., 1.85%, due 11/26/18	6.7%
Westpac Banking Corp., 2.00%, due 03/03/20	5.3%
Royal Bank of Canada, 2.00%, due 10/01/18	5.1%
Stadshypotek AB, 1.25%, due 05/23/18	4.8%
SpareBank 1 Boligkreditt AS, 1.25%, due 05/02/18	4.8%

Solactive Diversified USD Covered Bond Index – Country

% of Index
Australia	36.5%
Canada	28.2%
Sweden	10.9%
Norway	9.0%
Netherlands	4.6%
Great Britain	4.6%
Germany	3.1%
France	3.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XI

ProShares German Sovereign/Sub-Sovereign ETF (Ticker: GGOV)

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). The Index, published by Markit Group Limited, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. Qualifying constituents must be rated "Investment Grade" or higher (based on an average of ratings issued by Moody's Investor Services, Inc., Standard & Poor's Ratings Services and/or Fitch, Inc., have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least 18 months at the time the Index is rebalanced.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
KFW, 0.13%, due 06/01/20	4.9%
KFW, 0.00%, due 12/07/18	4.9%
Bundesrepublik Deutschland, 1.75%, due 07/04/22	4.9%
Bundesrepublik Deutschland, 0.50%, due 02/15/25	4.8%
Bundesrepublik Deutschland, 3.75%, due 01/04/19	4.8%

Markit iBoxx EUR Germany
Sovereign & Sub-Sovereign Liquid
Index – Composition

% of Index
Sub-Sovereigns	76.0%
Sovereigns	24.0%

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income
Holdings

% of Net Assets
Perusahaan Penerbit SBSN Indonesia III, 6.13%, due 03/15/19	4.2%
Qatar Government International Bond, 6.55%, due 04/09/19	3.4%
Hrvatska Elektroprivreda, 6.00%, due 11/09/17	3.4%
South Africa Government International Bond, 6.88%, due 05/27/19	2.8%
Lithuania Government International Bond, 5.13%, due 09/14/17	2.8%

DBIQ Short Duration Emerging
Market Bond Index – Country

% of Index
Others	33.3%
Russian Federation	9.8%
Indonesia	9.6%
Qatar	8.8%
Brazil	8.3%
Turkey	8.3%
Mexico	7.8%
Ukraine	6.2%
Venezuela	4.1%
Philippines	3.8%

XII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Hedge Replication ETF (Ticker: HDG)  HEDGE STRATEGIES PROSHARES

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	12%
U.S. Treasury Bill	69%
Swap Agreements (Long)	22%
Short Euro Futures Contracts	(5%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.2%
Microsoft Corp.	0.1%
Exxon Mobil Corp.	0.1%
General Electric Co.	0.1%
Johnson & Johnson	0.1%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
On-The-Run T-Bill	63.6%
MSCI EAFE® US Dollar Net Total Return Index	17.0%
Russell 2000® Total Return Index	7.6%
S&P 500® Total Return Index	5.8%
MSCI Emerging Markets Free US Dollar Net Total Return Index	3.4%
ProShares UltraShort Euro ETF	2.6%

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the "Index"). The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and/or other corporate reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Master Limited Partnerships	4%
U.S. Treasury Bill	—
Swap Agreements (Long)	25%
Swap Agreements (Short)	(37%)
Forward Currency Contracts	(16%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Angie's List, Inc.	2.9%
M2 Group Ltd.	2.9%
Cameron International Corp.	2.8%
Montupet	2.6%
Plum Creek Timber Co., Inc.	2.6%

Regional Exposure

% of Index
United States	81.8%
Australia	7.7%
France	3.3%
United Kingdom	3.1%
Italy	3.0%
Ireland	3.0%
Canada	(1.9%)

S&P Merger Arbitrage
Index – Composition

% of Index
Information Technology	23.1%
Financials	17.0%
Energy	13.3%
Industrials	10.9%
Consumer Discretionary	8.6%
Health Care	7.5%
Consumer Staples	7.2%
Telecommunication Services	4.7%
Utilities	3.9%
Materials	3.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XIII

ProShares RAFI® Long/Short (Ticker: RALS)

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® US Equity Long/Short Index (the "Index"). The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI® ) weighting methodology to identify opportunities which are implemented through both long and short securities positions. The Index compares RAFI® constituent weightings to market capitalization (CAP) weights for a selection of U.S. domiciled publicly traded companies listed on major exchanges. The Index takes long positions in securities with larger RAFI® weights relative to their CAP weights. Short positions are taken in securities with smaller RAFI® weights relative to their CAP weights. The Index is rebalanced monthly such that it has equal dollar investments in both long and short positions and is reconstituted annually at which time new long and short positions are selected and weighted. Sector neutrality is also achieved during the annual reconstitution. The Index at any time may have significant positive or negative correlations with long-only market capitalization-weighted indexes.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements (Long)	3%
Swap Agreements (Short)	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	2.3%
JPMorgan Chase & Co.	1.6%
General Electric Co.	1.6%
Chevron Corp.	1.5%
Bank of America Corp.	1.4%

RAFI US Equity Long/Short
Index – Composition

% of Index
Financials	22.0%
Information Technology	15.4%
Consumer Discretionary	14.0%
Health Care	10.5%
Energy	10.2%
Industrials	10.0%
Consumer Staples	6.3%
Utilities	5.2%
Materials	3.4%
Telecommunication Services	3.0%

ProShares 30 Year TIPS/TSY Spread (Ticker: RINF)  INFLATION PROSHARES

ProShares 30 Year TIPS/TSY Spread (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a breakeven rate of inflation ("BEI"). The 30-year BEI is considered to be a measure of the market's expectations for inflation over the next thirty years.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	90%
Swap Agreements (Long)	10%
Swap Agreements (Short)	(130%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 30-Year Inflation Breakeven
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(129.8%)

XIV :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares CDS North American HY Credit ETF (Ticker: TYTE)  CREDIT PROSHARES

ProShares CDS North American HY Credit ETF (the "Fund") seeks to provide long exposure to the credit of North American high yield debt issuers. This actively managed Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers.

Allocation of Portfolio Holdings & Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Market Exposure (CDS)
Consumer Discretionary	26.4%
Financials	14.9%
Communications	13.9%
Materials	10.1%
Technology	8.0%
Energy	7.7%
Health Care	5.8%
Consumer Staples	5.4%
Utilities	4.9%
Industrials	2.9%

ProShares CDS Short North American HY Credit ETF (Ticker: WYDE)

ProShares CDS Short North American HY Credit ETF (the "Fund") seeks to provide inverse exposure to the credit of North American high yield debt issuers. This actively managed Fund seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or "junk bond") debt issuers.

Allocation of Portfolio Holdings & Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap ("CDS") Agreements	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Industry Exposure

% of Market Exposure (CDS)
Consumer Discretionary	26.3%
Financials	14.9%
Communications	13.9%
Materials	10.1%
Technology	8.0%
Energy	7.8%
Health Care	5.9%
Consumer Staples	5.3%
Utilities	4.9%
Industrials	2.9%

ProShares Short S&P500® (Ticker: SH)  GEARED PROSHARES

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(91%)
Futures Contracts	(9%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.9%
Financials	16.6%
Health Care	14.6%
Consumer Discretionary	13.1%
Industrials	10.1%
Consumer Staples	9.5%
Energy	7.1%
Utilities	2.9%
Materials	2.9%
Telecommunication Services	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XV

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for longer periods. The return of the Fund for longer periods will be the result of each day's returns compounded over the period, which may be greater than or less than the Fund multiple times the return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	20.3%
Health Care	14.2%
Consumer Staples	7.0%
Industrials	1.8%
Telecommunication Services	0.6%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(92%)
Futures Contracts	(8%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial
Average – Composition

% of Index
Industrials	18.9%
Consumer Discretionary	18.6%
Information Technology	17.1%
Financials	16.7%
Health Care	11.3%
Consumer Staples	6.7%
Energy	6.5%
Materials	2.5%
Telecommunication Services	1.7%

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.1%
Industrials	15.4%
Consumer Discretionary	12.7%
Health Care	9.5%
Materials	6.9%
Utilities	4.8%
Consumer Staples	4.2%
Energy	3.5%
Telecommunication Services	0.2%

XVI :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(86%)
Futures Contracts	(14%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	25.9%
Information Technology	17.9%
Health Care	15.9%
Consumer Discretionary	13.3%
Industrials	12.4%
Materials	3.7%
Utilities	3.6%
Consumer Staples	3.4%
Energy	3.0%
Telecommunication Services	0.9%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	24.2%
Information Technology	17.2%
Industrials	17.1%
Consumer Discretionary	13.5%
Health Care	12.7%
Materials	4.5%
Utilities	4.3%
Energy	2.8%
Consumer Staples	2.8%
Telecommunication Services	0.9%

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(185%)
Futures Contracts	(15%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.9%
Financials	16.6%
Health Care	14.6%
Consumer Discretionary	13.1%
Industrials	10.1%
Consumer Staples	9.5%
Energy	7.1%
Utilities	2.9%
Materials	2.9%
Telecommunication Services	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XVII

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(188%)
Futures Contracts	(12%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	20.3%
Health Care	14.2%
Consumer Staples	7.0%
Industrials	1.8%
Telecommunication Services	0.6%

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(189%)
Futures Contracts	(11%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial
Average – Composition

% of Index
Industrials	18.9%
Consumer Discretionary	18.6%
Information Technology	17.1%
Financials	16.7%
Health Care	11.3%
Consumer Staples	6.7%
Energy	6.5%
Materials	2.5%
Telecommunication Services	1.7%

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(191%)
Futures Contracts	(9%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.1%
Industrials	15.4%
Consumer Discretionary	12.7%
Health Care	9.5%
Materials	6.9%
Utilities	4.8%
Consumer Staples	4.2%
Energy	3.5%
Telecommunication Services	0.2%

XVIII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(188%)
Futures Contracts	(12%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	25.9%
Information Technology	17.9%
Health Care	15.9%
Consumer Discretionary	13.3%
Industrials	12.4%
Materials	3.7%
Utilities	3.6%
Consumer Staples	3.4%
Energy	3.0%
Telecommunication Services	0.9%

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	24.2%
Information Technology	17.2%
Industrials	17.1%
Consumer Discretionary	13.5%
Health Care	12.7%
Materials	4.5%
Utilities	4.3%
Energy	2.8%
Consumer Staples	2.8%
Telecommunication Services	0.9%

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(282%)
Futures Contracts	(18%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	20.9%
Financials	16.6%
Health Care	14.6%
Consumer Discretionary	13.1%
Industrials	10.1%
Consumer Staples	9.5%
Energy	7.1%
Utilities	2.9%
Materials	2.9%
Telecommunication Services	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XIX

ProShares UltraPro Short QQQ® (Ticker: SQQQ)

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(288%)
Futures Contracts	(12%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	20.3%
Health Care	14.2%
Consumer Staples	7.0%
Industrials	1.8%
Telecommunication Services	0.6%

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(286%)
Futures Contracts	(14%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Industrials	18.9%
Consumer Discretionary	18.6%
Information Technology	17.1%
Financials	16.7%
Health Care	11.3%
Consumer Staples	6.7%
Energy	6.5%
Materials	2.5%
Telecommunication Services	1.7%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(284%)
Futures Contracts	(16%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.1%
Industrials	15.4%
Consumer Discretionary	12.7%
Health Care	9.5%
Materials	6.9%
Utilities	4.8%
Consumer Staples	4.2%
Energy	3.5%
Telecommunication Services	0.2%

XX :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(287%)
Futures Contracts	(13%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	25.9%
Information Technology	17.9%
Health Care	15.9%
Consumer Discretionary	13.3%
Industrials	12.4%
Materials	3.7%
Utilities	3.6%
Consumer Staples	3.4%
Energy	3.0%
Telecommunication Services	0.9%

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	83.4%
Metals & Mining	12.2%
Paper & Forest Products	4.1%
Oil, Gas & Consumable Fuels	0.3%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.4%
Diversified Financials	25.2%
Real Estate	20.6%
Insurance	16.4%
Software & Services	6.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXI

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	81.9%
Energy Equipment & Services	17.3%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.3%
Electrical Equipment	0.1%

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate Investment Trusts	95.7%
Real Estate Management & Development	4.3%

ProShares Short S&P Regional Banking (Ticker: KRS)

ProShares Short S&P Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Regional Banks Select Industry IndexSM (the "Index"). The Index is an equal-weighted index (as adjusted to ensure adequate liquidity) that seeks to provide diverse regional banking exposure.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Regional Banks Select Industry Index – Composition

% of Index
Regional Banks	100.0%

XXII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	83.4%
Metals & Mining	12.2%
Paper & Forest Products	4.1%
Oil, Gas & Consumable Fuels	0.3%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	79.4%
Pharmaceuticals	14.6%
Life Sciences Tools & Services	5.9%
Health Care Equipment & Supplies	0.1%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Beverage & Tobacco	49.6%
Household & Personal Products	17.3%
Consumer Durables & Apparel	15.7%
Automobiles & Components	11.9%
Software & Services	2.0%
Capital Goods	1.8%
Retailing	1.2%
Diversified Financials	0.3%
Commercial & Professional Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXIII

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	36.4%
Media	24.1%
Consumer Services	15.5%
Food & Staples Retailing	14.2%
Transportation	4.9%
Health Care Equipment & Services	3.3%
Commercial & Professional Services	1.4%
Software & Services	0.1%
Technology Hardware & Equipment	0.1%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.4%
Diversified Financials	25.2%
Real Estate	20.6%
Insurance	16.4%
Software & Services	6.4%

ProShares UltraShort Gold Miners (Ticker: GDXS)

ProShares UltraShort Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining for gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NYSE Arca Gold Miners Index – Composition

% of Index
Gold	88.8%
Silver	8.2%
Precious Metals & Minerals	3.0%

XXIV :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Junior Miners (Ticker: GDJS)

ProShares UltraShort Junior Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Market Vectors Global Junior Gold Miners Index (the "Index"). The Index includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) gold mining and/or silver mining or have mining projects with the potential to generate at least 50% of their revenues from gold and/or silver when developed. The weight of companies determined to be "silver" stocks will not exceed 20% of the Index at any quarterly rebalance. Between rebalances, however, the weight may exceed 20% due to market appreciation. Such companies may include micro- and small-capitalization companies and foreign issuers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Market Vectors Global Junior Gold
Miners Index – Composition

% of Index
Gold	78.8%
Silver	20.7%
Precious Metals & Minerals	0.5%

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	36.7%
Biotechnology	27.6%
Health Care Equipment & Supplies	16.2%
Health Care Providers & Services	15.4%
Life Sciences Tools & Services	4.0%
Commercial Services & Supplies	0.1%

ProShares UltraShort Homebuilders & Supplies (Ticker: HBZ)

ProShares UltraShort Homebuilders & Supplies (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Select Home Construction Index (the "Index"). The Index measures the performance of the home construction sector of the U.S. equity market. The Index includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes, as well as producers, sellers and suppliers of building materials, furnishings and fixtures. The companies selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements and have a majority of revenues sourced from residential home construction and remodel related business activities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Home Construction Index – Composition

% of Index
Household Durables	67.7%
Building Products	15.5%
Specialty Retail	9.4%
Trading Companies & Distributors	2.5%
Chemicals	2.4%
Paper & Forest Products	1.3%
Construction Materials	1.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXV

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	59.2%
Software & Services	13.0%
Transportation	11.7%
Commercial & Professional Services	5.6%
Materials	5.3%
Technology Hardware & Equipment	4.0%
Pharmaceuticals, Biotechnology	1.1%
Utilities	0.1%

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	81.9%
Energy Equipment & Services	17.3%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.3%
Electrical Equipment	0.1%

ProShares UltraShort Oil & Gas Exploration & Production (Ticker: SOP)

ProShares UltraShort Oil & Gas Exploration & Production (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the "Index"). The Index is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Oil & Gas Exploration & Production
Select Industry Index – Composition

% of Index
Oil & Gas Exploration & Production	73.2%
Oil & Gas Refining & Marketing	21.7%
Integrated Oil & Gas	5.1%

XXVI :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate Investment Trusts	95.7%
Real Estate Management & Development	4.3%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor	99.0%
Technology Hardware & Equipment	1.0%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	52.4%
Technology Hardware & Equipment	32.2%
Semiconductors & Semiconductor	14.3%
Health Care Equipment & Services	0.9%
Consumer Durables & Apparel	0.1%
Commercial & Professional Services	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXVII

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	53.0%
Multi-Utilities	34.9%
Gas Utilities	6.9%
Independent Power and Renewable	2.8%
Water Utilities	2.4%

ProShares UltraPro Short Nasdaq Biotechnology (Ticker: ZBIO)

ProShares UltraPro Short Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	79.4%
Pharmaceuticals	14.6%
Life Sciences Tools & Services	5.9%
Health Care Equipment & Supplies	0.1%

ProShares UltraPro Short Financial Select Sector (Ticker: FINZ)

ProShares UltraPro Short Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P Financial Select Sector Index (the "Index")*. The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard (GICS) which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the Financial Sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Financial Sector also includes real estate companies and REITs.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index* – Composition

% of Index
Banks	36.6%
Insurance	16.7%
Real Estate Investment Trusts	15.6%
Capital Markets	13.3%
Diversified Financial Services	12.2%
Consumer Finance	5.2%
Real Estate Management & Development	0.4%

*On November 4, 2015, the Fund's underlying index changed from the Dow Jones U.S. Financials Index to the S&P Financial Select Sector Index in order to match the Fund's underlying index to its Investment Objective.

XXVIII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.7%
United Kingdom	20.3%
Others	9.7%
France	9.6%
Switzerland	9.3%
Germany	8.8%
Australia	7.0%
Spain	3.5%
Hong Kong	3.3%
Sweden	3.0%
Netherlands	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	25.8%
Consumer Discretionary	13.1%
Industrials	12.8%
Health Care	11.2%
Consumer Staples	11.0%
Materials	7.5%
Energy	5.3%
Information Technology	4.9%
Telecommunication Services	4.7%
Utilities	3.7%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	25.3%
Korea	14.6%
Taiwan	13.0%
Others	11.2%
South Africa	7.4%
Brazil	7.3%
India	7.0%
Mexico	4.6%
Russia	3.9%
Malaysia	3.3%
Indonesia	2.4%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	29.2%
Information Technology	18.5%
Consumer Discretionary	9.1%
Energy	8.4%
Consumer Staples	8.0%
Telecommunication Services	7.2%
Materials	7.1%
Industrials	6.9%
Utilities	3.3%
Health Care	2.3%
PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXIX

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	52.2%
Energy	12.0%
Telecommunication Services	11.3%
Information Technology	10.7%
Industrials	7.7%
Utilities	2.2%
Consumer Discretionary	1.6%
Consumer Staples	1.6%
Materials	0.7%

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.7%
United Kingdom	20.3%
Others	9.7%
France	9.6%
Switzerland	9.3%
Germany	8.8%
Australia	7.0%
Spain	3.5%
Hong Kong	3.3%
Sweden	3.0%
Netherlands	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	25.8%
Consumer Discretionary	13.1%
Industrials	12.8%
Health Care	11.2%
Consumer Staples	11.0%
Materials	7.5%
Energy	5.3%
Information Technology	4.9%
Telecommunication Services	4.7%
Utilities	3.7%

XXX :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	25.3%
Korea	14.6%
Taiwan	13.0%
Others	11.2%
South Africa	7.4%
Brazil	7.3%
India	7.0%
Mexico	4.6%
Russia	3.9%
Malaysia	3.3%
Indonesia	2.4%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	29.2%
Information Technology	18.5%
Consumer Discretionary	9.1%
Energy	8.4%
Consumer Staples	8.0%
Telecommunication Services	7.2%
Materials	7.1%
Industrials	6.9%
Utilities	3.3%
Health Care	2.3%

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe Index® (the "Index"). The Index is a free float-adjusted market cap weighted index comprised of large- and mid-cap European stocks, screened for liquidity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	31.5%
France	14.4%
Germany	14.0%
Switzerland	14.0%
Spain	5.0%
Netherlands	4.5%
Sweden	4.4%
Italy	3.8%
Others	3.4%
Denmark	2.8%
Belgium	2.2%

FTSE Developed Europe
Index – Composition

% of Index
Financials	22.6%
Consumer Staples	14.4%
Health Care	13.6%
Consumer Discretionary	11.9%
Industrials	11.5%
Materials	6.9%
Energy	6.6%
Telecommunication Services	4.9%
Utilities	3.9%
Information Technology	3.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXXI

ProShares UltraShort MSCI Pacific ex-Japan (Ticker: JPX)

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	59.2%
Hong Kong	27.6%
Singapore	12.0%
New Zealand	1.2%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	54.7%
Industrials	10.5%
Materials	10.0%
Consumer Staples	5.2%
Utilities	4.6%
Consumer Discretionary	4.5%
Telecommunication Services	3.7%
Health Care	3.4%
Energy	3.0%
Information Technology	0.4%

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	31.8%
Consumer Staples	19.7%
Energy	11.7%
Materials	11.2%
Consumer Discretionary	6.3%
Utilities	5.9%
Industrials	5.3%
Information Technology	4.4%
Telecommunication Services	3.0%
Health Care	0.7%

XXXII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	52.2%
Energy	12.0%
Telecommunication Services	11.3%
Information Technology	10.7%
Industrials	7.7%
Utilities	2.2%
Consumer Discretionary	1.6%
Consumer Staples	1.6%
Materials	0.7%

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	22.5%
Financials	19.7%
Industrials	19.3%
Information Technology	11.2%
Consumer Staples	6.6%
Health Care	6.3%
Materials	6.0%
Telecommunication Services	5.0%
Utilities	2.5%
Energy	0.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXXIII

ProShares UltraShort MSCI Mexico Capped IMI (Ticker: SMK)

ProShares UltraShort MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer Staples	23.9%
Financials	21.0%
Telecommunication Services	16.4%
Materials	13.8%
Industrials	12.5%
Consumer Discretionary	11.8%
Health Care	0.6%

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(4%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

XXXIV :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXXV

ProShares Short Investment Grade Corporate (Ticker: IGS)

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

ProShares UltraShort 3-7 Year Treasury (Ticker: TBZ)

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 3-7 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 3-7 Year Treasury
Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

XXXVI :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Futures Contracts	(1%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Futures Contracts	(1%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXXVII

ProShares UltraShort TIPS (Ticker: TPS)

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million or more par value outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria and the securities of the Index are updated on the last calendar day of each month. TIPS are the inflation indexed bonds issued by the U.S. Treasury. The principal is adjusted by a designated inflation index, such as the consumer price index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal, thus protecting the holder against inflation.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100.0%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(2%)
Total Exposure	(301%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

XXXVIII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	105%
Futures Contracts	10%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.1%
Microsoft Corp.	2.0%
Exxon Mobil Corp.	1.6%
General Electric Co.	1.3%
Johnson & Johnson	1.3%

S&P 500 – Composition

% of Index
Information Technology	20.9%
Financials	16.6%
Health Care	14.6%
Consumer Discretionary	13.1%
Industrials	10.1%
Consumer Staples	9.5%
Energy	7.1%
Utilities	2.9%
Materials	2.9%
Telecommunication Services	2.3%

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	110%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class C	3.8%
Facebook, Inc., Class A	3.5%

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	20.3%
Health Care	14.2%
Consumer Staples	7.0%
Industrials	1.8%
Telecommunication Services	0.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XXXIX

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	103%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.1%
3M Co.	5.1%
Boeing Co. (The)	4.7%
International Business Machines Corp.	4.5%
Home Depot, Inc. (The)	4.3%

Dow Jones Industrial Average – Composition

% of Index
Industrials	18.9%
Consumer Discretionary	18.6%
Information Technology	17.1%
Financials	16.7%
Health Care	11.3%
Consumer Staples	6.7%
Energy	6.5%
Materials	2.5%
Telecommunication Services	1.7%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	91%
Futures Contracts	21%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Church & Dwight Co., Inc.	0.6%
Extra Space Storage, Inc.	0.6%
Alaska Air Group, Inc.	0.6%
Federal Realty Investment Trust	0.6%
Acuity Brands, Inc.	0.6%

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.1%
Industrials	15.4%
Consumer Discretionary	12.7%
Health Care	9.5%
Materials	6.9%
Utilities	4.8%
Consumer Staples	4.2%
Energy	3.5%
Telecommunication Services	0.2%

XL :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	109%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
STERIS PLC	0.3%
Tyler Technologies, Inc.	0.3%
Manhattan Associates, Inc.	0.2%
Dyax Corp.	0.2%
CubeSmart	0.2%

Russell 2000 Index – Composition

% of Index
Financials	25.9%
Information Technology	17.9%
Health Care	15.9%
Consumer Discretionary	13.3%
Industrials	12.4%
Materials	3.7%
Utilities	3.6%
Consumer Staples	3.4%
Energy	3.0%
Telecommunication Services	0.9%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co., Inc.	0.5%
j2 Global, Inc.	0.4%
Pool Corp.	0.4%
PrivateBancorp, Inc.	0.4%
Microsemi Corp.	0.4%

S&P SmallCap 600 – Composition

% of Index
Financials	24.2%
Information Technology	17.2%
Industrials	17.1%
Consumer Discretionary	13.5%
Health Care	12.7%
Materials	4.5%
Utilities	4.3%
Energy	2.8%
Consumer Staples	2.8%
Telecommunication Services	0.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XLI

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	215%
Futures Contracts	11%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.7%
Microsoft Corp.	1.8%
Exxon Mobil Corp.	1.4%
General Electric Co.	1.1%
Johnson & Johnson	1.1%

S&P 500 – Composition

% of Index
Information Technology	20.9%
Financials	16.6%
Health Care	14.6%
Consumer Discretionary	13.1%
Industrials	10.1%
Consumer Staples	9.5%
Energy	7.1%
Utilities	2.9%
Materials	2.9%
Telecommunication Services	2.3%

ProShares UltraPro QQQ® (Ticker: TQQQ)

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	225%
Futures Contracts	12%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.9%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class C	3.0%
Facebook, Inc., Class A	2.8%

NASDAQ-100 Index – Composition

% of Index
Information Technology	56.1%
Consumer Discretionary	20.3%
Health Care	14.2%
Consumer Staples	7.0%
Industrials	1.8%
Telecommunication Services	0.6%

XLII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	217%
Futures Contracts	9%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Goldman Sachs Group, Inc. (The)	5.3%
3M Co.	4.4%
Boeing Co. (The)	4.1%
International Business Machines Corp.	3.9%
Home Depot, Inc. (The)	3.8%

Dow Jones Industrial Average – Composition

% of Index
Industrials	18.9%
Consumer Discretionary	18.6%
Information Technology	17.1%
Financials	16.7%
Health Care	11.3%
Consumer Staples	6.7%
Energy	6.5%
Materials	2.5%
Telecommunication Services	1.7%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	237%
Futures Contracts	1%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Church & Dwight Co., Inc.	0.5%
Extra Space Storage, Inc.	0.4%
Alaska Air Group, Inc.	0.4%
Federal Realty Investment Trust	0.4%
Acuity Brands, Inc.	0.4%

S&P MidCap 400 – Composition

% of Index
Financials	26.7%
Information Technology	16.1%
Industrials	15.4%
Consumer Discretionary	12.7%
Health Care	9.5%
Materials	6.9%
Utilities	4.8%
Consumer Staples	4.2%
Energy	3.5%
Telecommunication Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XLIII

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	232%
Futures Contracts	15%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
STERIS PLC	0.2%
Tyler Technologies, Inc.	0.2%
Manhattan Associates, Inc.	0.2%
Dyax Corp.	0.2%
CubeSmart	0.2%

Russell 2000 Index – Composition

% of Index
Financials	25.9%
Information Technology	17.9%
Health Care	15.9%
Consumer Discretionary	13.3%
Industrials	12.4%
Materials	3.7%
Utilities	3.6%
Consumer Staples	3.4%
Energy	3.0%
Telecommunication Services	0.9%

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	9.2%
Dow Chemical Co. (The)	9.1%
Monsanto Co.	6.3%
LyondellBasell Industries N.V., Class A	5.4%
Praxair, Inc.	4.9%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	83.4%
Metals & Mining	12.2%
Paper & Forest Products	4.1%
Oil, Gas & Consumable Fuels	0.3%

XLIV :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	138%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	5.4%
Regeneron Pharmaceuticals, Inc.	5.1%
Gilead Sciences, Inc.	5.1%
Biogen, Inc.	4.9%
Celgene Corp.	4.7%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	79.4%
Pharmaceuticals	14.6%
Life Sciences Tools & Services	5.9%
Health Care Equipment & Supplies	0.1%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	7.0%
Coca-Cola Co. (The)	5.8%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Altria Group, Inc.	3.9%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Beverage & Tobacco	49.6%
Household & Personal Products	17.3%
Consumer Durables & Apparel	15.7%
Automobiles & Components	11.9%
Software & Services	2.0%
Capital Goods	1.8%
Retailing	1.2%
Diversified Financials	0.3%
Commercial & Professional Services	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XLV

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	6.2%
Walt Disney Co. (The)	4.3%
Home Depot, Inc. (The)	4.2%
Comcast Corp., Class A	3.1%
McDonald's Corp.	2.6%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	36.4%
Media	24.1%
Consumer Services	15.5%
Food & Staples Retailing	14.2%
Transportation	4.9%
Health Care Equipment & Services	3.3%
Commercial & Professional Services	1.4%
Software & Services	0.1%
Technology Hardware & Equipment	0.1%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	5.1%
Berkshire Hathaway, Inc., Class B	5.0%
JPMorgan Chase & Co.	4.9%
Bank of America Corp.	3.6%
Citigroup, Inc.	3.2%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	31.4%
Diversified Financials	25.2%
Real Estate	20.6%
Insurance	16.4%
Software & Services	6.4%

XLVI :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Gold Miners (Ticker: GDXX)

ProShares Ultra Gold Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NYSE Arca Gold Miners Index (the "Index"). The Index is a modified market-capitalization weighted index primarily comprised of publicly traded companies involved in the mining for gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the Index at the time of the Index's rebalance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Investment Companies	58%
Swap Agreements	142%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Market Vectors Gold Miners ETF	57.8%

NYSE Arca Gold Miners
Index – Composition

% of Index
Gold	88.8%
Silver	8.2%
Precious Metals & Minerals	3.0%

ProShares Ultra Junior Miners (Ticker: GDJJ)

ProShares Ultra Junior Miners (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Market Vectors Global Junior Gold Miners Index (the "Index"). The Index includes companies that generate at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) gold mining and/or silver mining or have mining projects with the potential to generate at least 50% of their revenues from gold and/or silver when developed. The weight of companies determined to be "silver" stocks will not exceed 20% of the Index at any quarterly rebalance. Between rebalances, however, the weight may exceed 20% due to market appreciation. Such companies may include micro- and small-capitalization companies and foreign issuers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Investment Companies	65%
Swap Agreements	135%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Market Vectors Junior Gold Miners ETF	65.0%

Market Vectors Global Junior Gold Miners Index – Composition

% of Index
Gold	78.8%
Silver	20.7%
Precious Metals & Minerals	0.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XLVII

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.6%
Pfizer, Inc.	4.7%
Gilead Sciences, Inc.	3.6%
Merck & Co., Inc.	3.5%
Allergan PLC	2.9%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals	36.7%
Biotechnology	27.6%
Health Care Equipment & Supplies	16.2%
Health Care Providers & Services	15.4%
Life Sciences Tools & Services	4.0%
Commercial Services & Supplies	0.1%

ProShares Ultra Homebuilders & Supplies (Ticker: HBU)

ProShares Ultra Homebuilders & Supplies (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select Home Construction Index (the "Index"). The Index measures the performance of the home construction sector of the U.S. equity market. The Index includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes, as well as producers, sellers and suppliers of building materials, furnishings and fixtures. The companies selected for inclusion in the Index must meet minimum market capitalization and liquidity requirements and have a majority of revenues sourced from residential home construction and remodel related business activities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
D.R. Horton, Inc.	8.9%
Lennar Corp., Class A	7.6%
NVR, Inc.	5.7%
PulteGroup, Inc.	5.5%
Toll Brothers, Inc.	5.4%

Dow Jones U.S. Select Home Construction Index – Composition

% of Index
Household Durables	67.7%
Building Products	15.5%
Specialty Retail	9.4%
Trading Companies & Distributors	2.5%
Chemicals	2.4%
Paper & Forest Products	1.3%
Construction Materials	1.2%

XLVIII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.5%
3M Co.	2.6%
Boeing Co. (The)	2.5%
Honeywell International, Inc.	2.2%
United Technologies Corp.	2.1%

Dow Jones U.S. Industrials
Index – Composition

% of Index
Capital Goods	59.2%
Software & Services	13.0%
Transportation	11.7%
Commercial & Professional Services	5.6%
Materials	5.3%
Technology Hardware & Equipment	4.0%
Pharmaceuticals, Biotechnology	1.1%
Utilities	0.1%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	118%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.8%
Chevron Corp.	10.0%
Schlumberger Ltd.	5.7%
ConocoPhillips	3.9%
Occidental Petroleum Corp.	3.4%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil, Gas & Consumable Fuels	81.9%
Energy Equipment & Services	17.3%
Electric Utilities	0.4%
Semiconductors & Semiconductor	0.3%
Electrical Equipment	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: XLIX

ProShares Ultra Oil & Gas Exploration & Production (Ticker: UOP)

ProShares Ultra Oil & Gas Exploration & Production (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the "Index"). The Index is equally weighted (as adjusted for diversification and liquidity) and includes domestic companies from the oil and gas exploration and production sub-industry.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Stone Energy Corp.	1.6%
California Resources Corp.	1.6%
PBF Energy, Inc., Class A	1.6%
Parsley Energy, Inc., Class A	1.5%
Matador Resources Co.	1.5%

S&P Oil & Gas Exploration & Production Select Industry Index – Composition

% of Index
Oil & Gas Exploration & Production	73.2%
Oil & Gas Refining & Marketing	21.7%
Integrated Oil & Gas	5.1%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITS"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.7%
American Tower Corp.	3.4%
Public Storage	2.9%
Equity Residential	2.4%
Crown Castle International Corp.	2.3%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate Investment Trusts	95.7%
Real Estate Management & Development	4.3%

ProShares Ultra S&P Regional Banking (Ticker: KRU)

ProShares Ultra S&P Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Regional Banks Select Industry IndexSM (the "Index"). The Index is an equal-weighted index (as adjusted to ensure adequate liquidity) that seeks to provide diverse regional banking exposure.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
BBCN Bancorp, Inc.	1.0%
Bank of the Ozarks, Inc.	1.0%
Simmons First National Corp., Class A	1.0%
Western Alliance Bancorp.	1.0%
Sterling Bancorp/DE	1.0%

S&P Regional Banks Select Industry Index – Composition

% of Index
Regional Banks	100.0%

L :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	22.6%
Texas Instruments, Inc.	8.2%
Avago Technologies Ltd.	4.6%
Broadcom Corp., Class A	4.2%
Applied Materials, Inc.	3.1%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors & Semiconductor	99.0%
Technology Hardware & Equipment	1.0%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.2%
Microsoft Corp.	8.5%
Facebook, Inc., Class A	4.6%
Alphabet, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.3%

Dow Jones U.S. Technology
Index – Composition

% of Index
Software & Services	52.4%
Technology Hardware & Equipment	32.2%
Semiconductors & Semiconductor	14.3%
Health Care Equipment & Services	0.9%
Consumer Durables & Apparel	0.1%
Commercial & Professional Services	0.1%

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	124%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	8.3%
Verizon Communications, Inc.	7.9%
Level 3 Communications, Inc.	4.7%
CenturyLink, Inc.	4.3%
SBA Communications Corp., Class A	3.9%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Diversified Telecommunication	68.9%
Wireless Telecommunication Services	28.1%
Communications Equipment	3.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: LI

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	5.8%
NextEra Energy, Inc.	5.7%
Southern Co. (The)	5.0%
Dominion Resources, Inc.	5.0%
American Electric Power Co., Inc.	3.4%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electric Utilities	53.0%
Multi- Utilities	34.9%
Gas Utilities	6.9%
Independent Power and Renewable	2.8%
Water Utilities	2.4%

ProShares UltraPro Nasdaq Biotechnology (Ticker: UBIO)

ProShares UltraPro Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	221%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	6.9%
Regeneron Pharmaceuticals, Inc.	6.6%
Gilead Sciences, Inc.	6.6%
Biogen, Inc.	6.3%
Celgene Corp.	6.0%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	79.4%
Pharmaceuticals	14.6%
Life Sciences Tools & Services	5.9%
Health Care Equipment & Supplies	0.1%

LII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Financial Select Sector (Ticker: FINU)

ProShares UltraPro Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P Financial Select Sector Index (the "Index")*. The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard (GICS) which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the Financial Sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Financial Sector also includes real estate companies and REITs.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	223%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.5%
Berkshire Hathaway, Inc., Class B	6.3%
JPMorgan Chase & Co.	6.2%
Bank of America Corp.	4.6%
Citigroup, Inc.	4.1%

S&P Financial Select Sector
Index* – Composition

% of Index
Banks	36.6%
Insurance	16.7%
Real Estate Investment Trusts	15.6%
Capital Markets	13.3%
Diversified Financial Services	12.2%
Consumer Finance	5.2%
Real Estate Management & Development	0.4%

*On November 4, 2015, the Fund's underlying index changed from the Dow Jones U.S. Financials Index to the S&P Financial Select Sector Index in order to match the Fund's underlying index to its Investment Objective.

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	22.7%
United Kingdom	20.3%
Others	9.7%
France	9.6%
Switzerland	9.3%
Germany	8.8%
Australia	7.0%
Spain	3.5%
Hong Kong	3.3%
Sweden	3.0%
Netherlands	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	25.8%
Consumer Discretionary	13.1%
Industrials	12.8%
Health Care	11.2%
Consumer Staples	11.0%
Materials	7.5%
Energy	5.3%
Information Technology	4.9%
Telecommunication Services	4.7%
Utilities	3.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: LIII

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in emerging markets countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	25.3%
Korea	14.6%
Taiwan	13.0%
Others	11.2%
South Africa	7.4%
Brazil	7.3%
India	7.0%
Mexico	4.6%
Russia	3.9%
Malaysia	3.3%
Indonesia	2.4%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	29.2%
Information Technology	18.5%
Consumer Discretionary	9.1%
Energy	8.4%
Consumer Staples	8.0%
Telecommunication Services	7.2%
Materials	7.1%
Industrials	6.9%
Utilities	3.3%
Health Care	2.3%

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe Index® (the "Index"). The Index is a free float-adjusted market cap weighted index comprised of large- and mid-cap European stocks, screened for liquidity.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe
Index – Country

% of Index
United Kingdom	31.5%
France	14.4%
Germany	14.0%
Switzerland	14.0%
Spain	5.0%
Netherlands	4.5%
Sweden	4.4%
Italy	3.8%
Others	3.4%
Denmark	2.8%
Belgium	2.2%

FTSE Developed Europe
Index – Composition

% of Index
Financials	22.6%
Consumer Staples	14.4%
Health Care	13.6%
Consumer Discretionary	11.9%
Industrials	11.5%
Materials	6.9%
Energy	6.6%
Telecommunication Services	4.9%
Utilities	3.9%
Information Technology	3.7%

LIV :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Pacific ex-Japan (Ticker: UXJ)

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	59.2%
Hong Kong	27.6%
Singapore	12.0%
New Zealand	1.2%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	54.7%
Industrials	10.5%
Materials	10.0%
Consumer Staples	5.2%
Utilities	4.6%
Consumer Discretionary	4.5%
Telecommunication Services	3.7%
Health Care	3.4%
Energy	3.0%
Information Technology	0.4%

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted, market capitalization of the region.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	31.8%
Consumer Staples	19.7%
Energy	11.7%
Materials	11.2%
Consumer Discretionary	6.3%
Utilities	5.9%
Industrials	5.3%
Information Technology	4.4%
Telecommunication Services	3.0%
Health Care	0.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: LV

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index® (the "Index"). The Index is comprised of 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	52.2%
Energy	12.0%
Telecommunication Services	11.3%
Information Technology	10.7%
Industrials	7.7%
Utilities	2.2%
Consumer Discretionary	1.6%
Consumer Staples	1.6%
Materials	0.7%

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	22.5%
Financials	19.7%
Industrials	19.3%
Information Technology	11.2%
Consumer Staples	6.6%
Health Care	6.3%
Materials	6.0%
Telecommunication Services	5.0%
Utilities	2.5%
Energy	0.9%

LVI :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Mexico Capped IMI (Ticker: UMX)

ProShares Ultra MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market by capturing 99% of the (publicly available) total market capitalization.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Consumer Staples	23.9%
Financials	21.0%
Telecommunication Services	16.4%
Materials	13.8%
Industrials	12.5%
Consumer Discretionary	11.8%
Health Care	0.6%

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation-protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	79%
Swap Agreements	119%
Futures Contracts	2%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7–10 Year Treasury
Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: LVII

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as targeted investor notes, U.S. Treasury inflation protected securities, state and local government series bonds, and coupon issues that have been stripped from Treasury securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	70%
Swap Agreements	128%
Futures Contracts	2%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury
Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, corporate bonds for sale in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated sub-investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and are between three and fifteen years to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Investment Company	76%
Swap Agreements	124%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

LVIII :: NOVEMBER 30, 2015 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Investment Grade Corporate (Ticker: IGU)

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated corporate bonds publicly offered in the United States that are issued by companies domiciled in the U.S., Bermuda, Canada, Cayman Islands, Western Europe or Japan, are rated investment grade by Moody's Investors Service, Inc., Fitch, Inc. or Standard and Poor's Financial Services, LLC; are from issuers with at least $3 billion par outstanding; have at least $750 million of outstanding face value; and have at least three years remaining to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/15

Market Exposure

Investment Type	% of Net Assets
Investment Company	76%
Swap Agreements	123%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2015 (UNAUDITED) :: LIX

EXPENSE EXAMPLES

LX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2015.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2015.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Morningstar Alternatives Solution ETF (a)	ALTERNATIVE SOLUTIONS PROSHARES
Actual	$1,000.00	$970.90	$0.74	0.15%
Hypothetical	$1,000.00	$1,024.25	$0.76	0.15%
DJ Brookfield Global Infrastructure ETF	SPECIALTY EQUITY PROSHARES
Actual	$1,000.00	$878.30	$2.11	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,005.20	$3.01	0.60%
Hypothetical	$1,000.00	$1,022.00	$3.03	0.60%
Large Cap Core Plus
Actual	$1,000.00	$997.20	$2.25	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
S&P 500 Dividend Aristocrats ETF	DIVIDEND GROWERS PROSHARES
Actual	$1,000.00	$1,003.30	$1.75	0.35%
Hypothetical	$1,000.00	$1,023.25	$1.77	0.35%
S&P MidCap 400 Dividend Aristocrats ETF
Actual	$1,000.00	$1,019.30	$2.02	0.40%
Hypothetical	$1,000.00	$1,023.00	$2.02	0.40%
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$1,070.60	$2.07	0.40%
Hypothetical	$1,000.00	$1,023.00	$2.02	0.40%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$943.70	$2.43	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LXI

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
MSCI Europe Dividend Growers ETF (b)
Actual	$1,000.00	$1,001.70	$1.23	0.55%
Hypothetical	$1,000.00	$1,022.25	$2.78	0.55%
S&P 500® Ex-Energy ETF (c)	S&P 500 EX-SECTOR PROSHARES
Actual	$1,000.00	$1,073.20	$0.55	0.28%
Hypothetical	$1,000.00	$1,023.60	$1.42	0.28%
S&P 500® Ex-Financials ETF (c)
Actual	$1,000.00	$1,072.60	$0.55	0.28%
Hypothetical	$1,000.00	$1,023.60	$1.42	0.28%
S&P 500® Ex-Health Care ETF (c)
Actual	$1,000.00	$1,083.80	$0.55	0.28%
Hypothetical	$1,000.00	$1,023.60	$1.42	0.28%
S&P 500® Ex-Technology ETF (c)
Actual	$1,000.00	$1,065.90	$0.55	0.28%
Hypothetical	$1,000.00	$1,023.60	$1.42	0.28%
Hedged FTSE Europe ETF (e)	CURRENCY HEDGED PROSHARES
Actual	$1,000.00	$970.50	$1.38	0.32%
Hypothetical	$1,000.00	$1,023.40	$1.62	0.32%
Hedged FTSE Japan ETF (e)
Actual	$1,000.00	$942.00	$1.15	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
High Yield-Interest Rate Hedged	INTEREST RATE HEDGED BOND PROSHARES
Actual	$1,000.00	$916.20	$2.40	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$986.90	$1.49	0.30%
Hypothetical	$1,000.00	$1,023.50	$1.52	0.30%
USD Covered Bond	GLOBAL FIXED INCOME PROSHARES
Actual	$1,000.00	$997.60	$1.75	0.35%
Hypothetical	$1,000.00	$1,023.25	$1.77	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$968.40	$2.21	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$1,041.40	$2.55	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
Hedge Replication ETF	HEDGE STRATEGIES PROSHARES
Actual	$1,000.00	$980.80	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Merger ETF
Actual	$1,000.00	$978.50	$3.71	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%

LXII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
RAFI® Long/Short
Actual	$1,000.00	$961.60	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
30 Year TIPS/TSY Spread	INFLATION PROSHARES
Actual	$1,000.00	$949.20	$3.65	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%
CDS North American HY Credit ETF	CREDIT PROSHARES
Actual	$1,000.00	$994.30	$2.49	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
CDS Short North American HY Credit ETF
Actual	$1,000.00	$998.40	$2.50	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
Short S&P500®	GEARED PROSHARES
Actual	$1,000.00	$984.20	$4.46	0.90%
Hypothetical	$1,000.00	$1,020.50	$4.55	0.90%
Short QQQ®
Actual	$1,000.00	$938.00	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Dow30SM
Actual	$1,000.00	$986.60	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MidCap400
Actual	$1,000.00	$1,015.60	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Russell2000
Actual	$1,000.00	$1,009.30	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short SmallCap600
Actual	$1,000.00	$981.10	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort S&P500®
Actual	$1,000.00	$958.70	$4.41	0.90%
Hypothetical	$1,000.00	$1,020.50	$4.55	0.90%
UltraShort QQQ®
Actual	$1,000.00	$866.20	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$964.50	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MidCap400
Actual	$1,000.00	$1,022.10	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LXIII

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell2000
Actual	$1,000.00	$1,006.30	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$952.20	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$919.80	$4.42	0.92%
Hypothetical	$1,000.00	$1,020.40	$4.65	0.92%
UltraPro Short QQQ®
Actual	$1,000.00	$783.70	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$928.40	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$1,014.20	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$986.20	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Basic Materials
Actual	$1,000.00	$1,094.30	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Financials
Actual	$1,000.00	$964.70	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Oil & Gas
Actual	$1,000.00	$1,095.70	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Real Estate
Actual	$1,000.00	$962.30	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short S&P Regional Banking
Actual	$1,000.00	$885.60	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$1,176.60	$5.17	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$1,013.30	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

LXIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Consumer Goods
Actual	$1,000.00	$897.40	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$906.80	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Financials
Actual	$1,000.00	$920.30	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Gold Miners
Actual	$1,000.00	$1,382.10	$5.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Junior Miners
Actual	$1,000.00	$1,262.20	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Health Care
Actual	$1,000.00	$1,032.00	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Homebuilders & Supplies (d)
Actual	$1,000.00	$859.60	$3.89	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Industrials
Actual	$1,000.00	$960.40	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$1,161.30	$5.13	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Oil & Gas Exploration & Production (d)
Actual	$1,000.00	$1,261.30	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Real Estate
Actual	$1,000.00	$916.90	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$1,006.90	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Technology
Actual	$1,000.00	$911.30	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Utilities
Actual	$1,000.00	$985.70	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LXV

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short Nasdaq Biotechnology (d)
Actual	$1,000.00	$1,107.20	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Financial Select Sector
Actual	$1,000.00	$863.90	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI EAFE
Actual	$1,000.00	$1,056.90	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$1,153.60	$5.11	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short FTSE China 50
Actual	$1,000.00	$1,212.70	$5.26	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,101.30	$4.99	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$1,299.50	$5.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$1,097.00	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$1,220.40	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$1,579.50	$6.13	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$1,399.50	$5.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$1,020.30	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Mexico Capped IMI
Actual	$1,000.00	$1,095.40	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$989.60	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

LXVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 20+ Year Treasury
Actual	$1,000.00	$986.30	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short High Yield
Actual	$1,000.00	$1,049.20	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$992.00	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$986.00	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$980.30	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$965.90	$4.57	0.93%
Hypothetical	$1,000.00	$1,020.35	$4.70	0.93%
UltraShort TIPS
Actual	$1,000.00	$1,031.40	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$934.00	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P500®
Actual	$1,000.00	$974.30	$4.44	0.90%
Hypothetical	$1,000.00	$1,020.50	$4.55	0.90%
Ultra QQQ®
Actual	$1,000.00	$1,054.00	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Dow30SM
Actual	$1,000.00	$972.60	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MidCap400
Actual	$1,000.00	$914.50	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000
Actual	$1,000.00	$917.10	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra SmallCap600
Actual	$1,000.00	$977.40	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LXVII

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro S&P500®
Actual	$1,000.00	$940.40	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,050.80	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$937.70	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro MidCap400
Actual	$1,000.00	$857.30	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Russell2000
Actual	$1,000.00	$857.90	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Basic Materials
Actual	$1,000.00	$765.70	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$792.60	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,046.30	$4.86	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,025.00	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Financials
Actual	$1,000.00	$1,006.40	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Gold Miners
Actual	$1,000.00	$425.80	$3.39	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Junior Miners
Actual	$1,000.00	$468.90	$3.49	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Health Care
Actual	$1,000.00	$873.10	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Homebuilders & Supplies (d)
Actual	$1,000.00	$1,038.90	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

LXVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Industrials
Actual	$1,000.00	$964.50	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$731.90	$4.11	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas Exploration & Production (d)
Actual	$1,000.00	$546.50	$3.23	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,017.30	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P Regional Banking
Actual	$1,000.00	$1,157.40	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Semiconductors
Actual	$1,000.00	$867.20	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Technology
Actual	$1,000.00	$994.80	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Telecommunications
Actual	$1,000.00	$975.50	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Utilities
Actual	$1,000.00	$946.00	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Nasdaq Biotechnology (d)
Actual	$1,000.00	$568.70	$3.28	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Financial Select Sector
Actual	$1,000.00	$979.20	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$835.50	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$670.50	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$839.20	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LXIX

	Beginning Account Value	Ending Account Value 11/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$715.10	$4.07	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$462.10	$3.47	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$565.90	$3.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$884.60	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Mexico Capped IMI
Actual	$1,000.00	$830.80	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$997.90	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$974.10	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra High Yield
Actual	$1,000.00	$876.00	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$987.90	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples.

(b)  The Fund commenced operations on September 9, 2015. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 82 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

(c)  The Fund commenced operations September 22, 2015. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 69 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

(d)  The Fund commenced operations June 22, 2015. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 161 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

(e)  The Fund commenced operations June 23, 2015. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 160 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

LXX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 1

Shares		Value
	Exchange Traded Funds — 99.8%
54,780	ProShares 30 Year TIPS/TSY Spread±	$1,605,054
15,156	ProShares DJ Brookfield Global Infrastructure ETF±	572,215
117,036	ProShares Global Listed Private Equity ETF±	4,788,528
149,988	ProShares Hedge Replication ETF*±	6,372,991
159,558	ProShares Managed Futures Strategy ETF*±	3,290,883
167,480	ProShares Merger ETF±	6,026,768
109,040	ProShares RAFI Long/Short±	4,259,102
	Total Exchange Traded Funds (Cost $27,351,055)	26,915,541
Principal Amount
	Repurchase Agreements (a) — 0.5%
$132,712	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $132,712	132,712
	Total Repurchase Agreements (Cost $132,712)	132,712
	Total Investment Securities (Cost $27,483,767) — 100.3%	27,048,253
	Liabilities in excess of other assets — (0.3%)	(73,278)
	Net Assets — 100.0%	$26,974,975

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

±  Affiliated company as defined under the Investment Company Act of 1940.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(446,309)
Net unrealized depreciation	$(446,309)
Federal income tax cost of investments	$27,494,562

Investment in a company which was affiliated for the period ending November 30, 2015, was as follows:

Security	Value May 31, 2015	Purchases at Cost	Sales at Cost	Value November 30, 2015	Dividend Income	Realized Loss
ProShares 30 Year TIPS/TSY Spread	$564,189	$1,600,934	$510,327	$1,605,054	$15,437	$(10,140)
ProShares DJ Brookfield Global Infrastructure ETF	2,864,027	672,572	2,658,711	572,215	34,402	(204,779)
ProShares Global Listed Private Equity ETF	1,845,993	4,384,581	1,360,399	4,788,528	119,134	591
ProShares Hedge Replication ETF	4,938,865	3,879,534	2,306,146	6,372,991	—	(11,122)
ProShares Managed Futures Strategy ETF	6,288,508	2,165,527	5,013,157	3,290,883	—	(184,054)
ProShares Merger ETF	3,802,169	3,580,572	1,244,446	6,026,768	2,398	2,157
ProShares RAFI Long/Short	3,134,640	3,325,503	2,064,848	4,259,102	18,978	(48,141)
	$23,438,391	$19,609,223	$15,158,034	$26,915,541	$190,349	$(455,488)

Further information about each affiliated Underlying Fund, other than ProShares Managed Futures Strategy, may be found herein. The most recent annual report for the ProShares Managed Futures Strategy, a series of ProShares Trust II, may be found at www.ProShares.com.

See accompanying notes to the financial statements.

2 :: ALTS MORNINGSTAR ALTERNATIVES SOLUTION ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 84.8%
	Consumer Discretionary — 2.2%
4,735	Eutelsat Communications S.A.	$141,328
9,686	SES S.A. (FDR)	268,841
		410,169
	Energy — 17.5%
3,522	Cheniere Energy, Inc.*	167,471
4,729	Columbia Pipeline Group, Inc.	90,655
964	Enbridge Energy Management LLC	24,042
17,531	Enbridge, Inc.	622,633
680	EnLink Midstream LLC	11,472
6,869	Inter Pipeline Ltd.	119,434
3,479	Keyera Corp.	103,762
26,761	Kinder Morgan, Inc.	630,757
1,351	Koninklijke Vopak N.V.	58,623
3,114	ONEOK, Inc.	91,801
7,018	Pembina Pipeline Corp.	161,070
3,307	Plains GP Holdings LP, Class A	40,544
648	SemGroup Corp., Class A	22,505
9,996	Spectra Energy Corp.	261,895
720	Targa Resources Corp.	28,296
14,507	TransCanada Corp.	457,767
5,930	Veresen, Inc.	46,536
10,158	Williams Cos., Inc. (The)	371,376
		3,310,639
	Financials — 7.7%
8,682	American Tower Corp. (REIT)	862,817
6,846	Crown Castle International Corp. (REIT)	588,140
		1,450,957
	Industrials — 15.7%
13,295	Abertis Infraestructuras S.A.	205,856
2,072	Aena S.A.(b)*	235,008
921	Aeroports de Paris	104,314
11,397	Atlantia SpA	301,038
26,342	Auckland International Airport Ltd.	91,553
40,529	Beijing Capital International Airport Co. Ltd., Class H	45,215
10,566	Beijing Enterprises Holdings Ltd.	65,889
49,903	China Merchants Holdings International Co. Ltd.	162,193
11,882	Ferrovial S.A.	281,459
107	Flughafen Zuerich AG	76,648
1,034	Fraport AG Frankfurt Airport Services Worldwide	63,243
15,505	Groupe Eurotunnel SE	198,138
914	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	83,028
Shares		Value
	Common Stocks (continued)
570	Grupo Aeroportuario del Sureste SAB de CV (ADR)	$86,081
666	Hamburger Hafen und Logistik AG	9,739
153,387	Hutchison Port Holdings Trust, Class U	82,829
2,061	Japan Airport Terminal Co. Ltd.	103,971
34,638	Jiangsu Expressway Co. Ltd., Class H	44,853
11,237	Macquarie Atlas Roads Group	34,375
3,543	Obrascon Huarte Lain S.A.	24,744
19,987	Shenzhen Expressway Co. Ltd., Class H^	16,550
1,909	Societa Iniziative Autostradali e Servizi SpA	20,573
30,846	Sydney Airport	147,232
54,344	Transurban Group	407,557
1,662	Westshore Terminals Investment Corp.	23,248
40,645	Zhejiang Expressway Co. Ltd., Class H	49,381
		2,964,715
	Information Technology — 0.1%
474	Ei Towers SpA	28,947
	Telecommunication Services — 1.5%
2,620	SBA Communications Corp., Class A*	275,519
	Utilities — 40.1%
1,788	AGL Resources, Inc.	111,875
758	American States Water Co.	31,707
3,697	American Water Works Co., Inc.	213,539
22,903	APA Group	147,415
3,627	Aqua America, Inc.	106,452
1,509	Atmos Energy Corp.	94,026
48,125	AusNet Services	52,380
138,366	Beijing Enterprises Water Group Ltd.*	108,145
975	California Water Service Group	21,967
8,825	CenterPoint Energy, Inc.	149,584
43,410	China Gas Holdings Ltd.	61,699
16,475	China Resources Gas Group Ltd.	46,003
9,564	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	46,194
6,007	Consolidated Edison, Inc.	373,335
57,225	DUET Group	97,255
844	Elia System Operator S.A./N.V.	37,836
4,641	Enagas S.A.	138,326
15,599	ENN Energy Holdings Ltd.	79,067
6,506	Eversource Energy	331,481
7,856	Fortis, Inc.	216,952

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 3

Shares		Value
	Common Stocks (continued)
137,974	Hong Kong & China Gas Co. Ltd.	$270,842
3,203	ITC Holdings Corp.	118,127
642	Laclede Group, Inc. (The)	37,467
110,528	National Grid PLC	1,541,144
1,264	New Jersey Resources Corp.	37,983
4,733	NiSource, Inc.	90,826
401	Northwest Natural Gas Co.	19,569
958	NorthWestern Corp.	52,240
771	ONE Gas, Inc.	37,586
11,599	Pennon Group PLC	152,507
5,199	Pepco Holdings, Inc.	133,458
10,034	PG&E Corp.	529,093
1,171	Piedmont Natural Gas Co., Inc.	68,094
3,051	Red Electrica Corp. S.A.	261,751
3,507	Sempra Energy	348,000
6,718	Severn Trent PLC	227,857
43,697	Snam SpA	222,068
698	Southwest Gas Corp.	39,144
37,972	Spark Infrastructure Group	52,176
39,486	Terna Rete Elettrica Nazionale SpA	194,410
10,578	Toho Gas Co. Ltd.	65,737
46,265	Tokyo Gas Co. Ltd.	221,027
20,798	Towngas China Co. Ltd.	12,554
1,153	UIL Holdings Corp.	58,630
19,223	United Utilities Group PLC	279,819
735	WGL Holdings, Inc.	45,320
		7,582,667
	Total Common Stocks (Cost $18,221,115)	16,023,613
	Investment Companies — 0.7%
	Financials — 0.7%
14,649	3i Infrastructure PLC	38,080
37,452	HICL Infrastructure Co. Ltd.	86,020
		124,100
	Total Investment Companies (Cost $126,439)	124,100
	Master Limited Partnerships — 14.1%
	Energy — 13.7%
590	Antero Midstream Partners LP	13,228
1,776	Boardwalk Pipeline Partners LP	22,520
1,906	Buckeye Partners LP	129,017
658	Cheniere Energy Partners LP	16,911
806	Columbia Pipeline Partners LP	12,122
775	Crestwood Equity Partners LP	14,523
1,357	DCP Midstream Partners LP	34,468
Shares		Value
	Master Limited Partnerships (continued)
367	Dominion Midstream Partners LP	$11,593
3,201	Enbridge Energy Partners LP	79,545
12,846	Energy Transfer Equity LP	243,303
7,075	Energy Transfer Partners LP	270,336
1,830	EnLink Midstream Partners LP	27,304
18,976	Enterprise Products Partners LP	481,801
358	EQT GP Holdings LP	8,173
716	EQT Midstream Partners LP	48,437
1,333	Genesis Energy LP	52,454
534	Holly Energy Partners LP	17,787
3,386	Magellan Midstream Partners LP	211,727
2,849	MarkWest Energy Partners LP	136,752
340	MPLX LP	14,600
956	NuStar Energy LP	38,259
512	NuStar GP Holdings LLC	12,728
2,401	ONEOK Partners LP	72,582
351	Phillips 66 Partners LP	20,358
5,915	Plains All American Pipeline LP	146,574
423	Rice Midstream Partners LP	5,888
794	Spectra Energy Partners LP	33,642
548	Summit Midstream Partners LP	10,198
2,611	Sunoco Logistics Partners LP	72,769
621	Tallgrass Energy GP LP	13,637
2,482	Targa Resources Partners LP	56,689
688	TC PipeLines LP	34,028
846	Tesoro Logistics LP	42,258
267	Valero Energy Partners LP	12,370
388	Western Gas Equity Partners LP	16,187
1,159	Western Gas Partners LP	55,655
3,669	Williams Partners LP	100,604
		2,591,027
	Utilities — 0.4%
1,624	Brookfield Infrastructure Partners LP	67,461
	Total Master Limited Partnerships (Cost $4,017,587)	2,658,488
No. of Rights
	Rights — 0.0% ‡
5,584	Spark Infrastructure Group, expiring 12/15/15 at AUD 1.88*^(c)	81
3,019	Transurban Group, expiring 12/15/15*	1,310
	Total Rights (Cost $—)	1,391

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 0.3%
$61,357	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $61,357	$61,357
	Total Repurchase Agreements (Cost $61,357)	61,357
	Total Investment Securities (Cost $22,426,498) — 99.9%	18,868,949
	Other assets less liabilities — 0.1%	19,432
	Net Assets — 100.0%	$18,888,381

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $16,631 or 0.09% of net assets.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Security has been deemed illiquid at November 30, 2015.

ADR  American Depositary Receipt

AUD  Australian Dollar

FDR  Finnish Depositary Receipt

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$551,495
Aggregate gross unrealized depreciation	(4,183,202)
Net unrealized depreciation	$(3,631,707)
Federal income tax cost of investments	$22,500,656

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2015:

United States	48.2%
United Kingdom	12.3%
Canada	9.6%
Spain	6.1%
Australia	5.0%
Italy	4.1%
China	3.1%
France	2.4%
Japan	2.1%
Hong Kong	2.0%
Luxemborg	1.4%
Mexico	0.9%
New Zealand	0.5%
Switzerland	0.4%
Germany	0.4%
Singapore	0.4%
Netherlands	0.3%
Belgium	0.2%
Brazil	0.2%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Shares		Value
	Common Stocks — 91.9%
	Financials — 91.9%
161,802	3i Group PLC	$1,224,542
6,838	Altamir	77,015
42,117	American Capital Ltd.*	659,131
61,267	Apollo Investment Corp.	389,045
71,876	Ares Capital Corp.	1,137,078
6,109	AURELIUS SE & Co. KGaA	270,474
18,875	BlackRock Capital Investment Corp.	189,128
47,929	Brait SE*	531,542
2,657	Deutsche Beteiligungs AG	82,561
11,279	Eurazeo S.A.	758,268
38,945	Fifth Street Finance Corp.	251,974
4,868	Gimv N.V.	224,247
12,867	Golub Capital BDC, Inc.	224,015
18,002	Hercules Technology Growth Capital, Inc.	208,283
66,879	Intermediate Capital Group PLC	617,453
112,784	IP Group PLC*	406,145
12,231	Main Street Capital Corp.	390,291
14,387	New Mountain Finance Corp.	203,864
19,981	Onex Corp.	1,230,475
18,956	PennantPark Investment Corp.	137,621
69,857	Prospect Capital Corp.	523,928
38,461	Ratos AB, Class B	219,606
10,414	Solar Capital Ltd.	189,535
12,620	TCP Capital Corp.	192,960
8,289	Triangle Capital Corp.	185,839
6,656	Wendel S.A.	793,254
		11,318,274
	Total Common Stocks (Cost $11,616,056)	11,318,274
	Investment Companies — 6.4%
	Financials — 6.4%
9,186	Electra Private Equity PLC	500,829
1,456	HBM Healthcare Investments AG, Class A*	136,281
9,155	HgCapital Trust PLC	152,361
		789,471
	Total Investment Companies (Cost $693,214)	789,471
Shares		Value
	Master Limited Partnership — 1.5%
	Financials — 1.5%
11,116	Compass Diversified Holdings	$178,078
	Total Master Limited Partnership (Cost $190,456)	178,078
Principal Amount
	Repurchase Agreements (a) — 0.4%
$51,435	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $51,435	51,435
	Total Repurchase Agreements (Cost $51,435)	51,435
	Total Investment Securities (Cost $12,551,161) — 100.2%	12,337,258
	Liabilities in excess of other assets — (0.2%)	(20,777)
	Net Assets — 100.0%	$12,316,481

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$759,096
Aggregate gross unrealized depreciation	(1,021,664)
Net unrealized depreciation	$(262,568)
Federal income tax cost of investments	$12,599,826

See accompanying notes to the financial statements.

6 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2015:

United States	41.1%
United Kingdom	23.6%
France	13.2%
Canada	10.0%
South Africa	4.3%
Germany	2.9%
Belgium	1.8%
Sweden	1.8%
Switzerland	1.1%
Other[1]	0.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 7

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 93.1%
13,306	Airgas, Inc. (Materials)	0.5%	$1,838,889
3,036	Alphabet, Inc., Class A* (Information Technology)	0.6%	2,316,013
3,065	Alphabet, Inc., Class C* (Information Technology)	0.6%	2,276,069
4,233	Amazon.com, Inc.* (Consumer Discretionary)	0.7%	2,814,098
19,564	Amgen, Inc. (Health Care)	0.8%	3,151,760
12,856	Anthem, Inc. (Health Care)	0.4%	1,676,165
99,186	Apple, Inc. (Information Technology)	2.9%	11,733,704
65,024	AT&T, Inc. (Telecommunication Services)	0.5%	2,189,358
13,488	Avago Technologies Ltd. (Information Technology)	0.4%	1,759,510
102,758	Bank of America Corp. (Financials)	0.4%	1,791,072
30,098	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	4,035,841
17,811	Chevron Corp. (Energy)	0.4%	1,626,500
71,092	Cisco Systems, Inc. (Information Technology)	0.5%	1,937,257
69,732	Citigroup, Inc. (Financials)	0.9%	3,771,804
17,232	CME Group, Inc. (Financials)	0.4%	1,682,705
26,773	Cognizant Technology Solutions Corp., Class A* (Information Technology)	0.4%	1,729,000
29,773	CVS Health Corp. (Consumer Staples)	0.7%	2,801,342
33,813	Dow Chemical Co. (The) (Materials)	0.4%	1,762,672
24,886	Express Scripts Holding Co.* (Health Care)	0.5%	2,127,255
52,894	Exxon Mobil Corp. (Energy)	1.1%	4,319,324
32,690	Facebook, Inc., Class A* (Information Technology)	0.8%	3,407,606
143,024	Ford Motor Co. (Consumer Discretionary)	0.5%	2,049,534
119,354	General Electric Co. (Industrials)	0.9%	3,573,459
55,649	General Motors Co. (Consumer Discretionary)	0.5%	2,014,494
34,501	Gilead Sciences, Inc. (Health Care)	0.9%	3,655,726
42,741	Halliburton Co. (Energy)	0.4%	1,703,229
23,477	Honeywell International, Inc. (Industrials)	0.6%	2,440,434
49,491	Intel Corp. (Information Technology)	0.4%	1,720,802
22,387	International Business Machines Corp. (Information Technology)	0.8%	3,121,196
35,392	Johnson & Johnson (Health Care)	0.9%	3,583,086
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
76,234	JPMorgan Chase & Co. (Financials)	1.2%	$5,083,283
45,768	Kroger Co. (The) (Consumer Staples)	0.4%	1,723,623
9,473	Lockheed Martin Corp. (Industrials)	0.5%	2,076,103
10,054	McKesson Corp. (Health Care)	0.5%	1,903,725
39,311	MetLife, Inc. (Financials)	0.5%	2,008,399
104,860	Microsoft Corp. (Information Technology)	1.4%	5,699,141
9,375	Northrop Grumman Corp. (Industrials)	0.4%	1,747,125
82,484	Pfizer, Inc. (Health Care)	0.7%	2,703,001
38,114	Philip Morris International, Inc. (Consumer Staples)	0.8%	3,330,782
27,978	Procter & Gamble Co. (The) (Consumer Staples)	0.5%	2,093,874
20,534	Prudential Financial, Inc. (Financials)	0.4%	1,777,218
7,424	Public Storage (REIT) (Financials)	0.4%	1,782,205
3,158	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.4%	1,719,531
24,912	Target Corp. (Consumer Discretionary)	0.4%	1,806,120
28,203	Time Warner, Inc. (Consumer Discretionary)	0.5%	1,973,646
57,911	Verizon Communications, Inc. (Telecommunication Services)	0.7%	2,632,055
28,377	Walgreens Boots Alliance, Inc. (Consumer Staples)	0.6%	2,384,519
14,837	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	1,683,554
55,601	Wells Fargo & Co. (Financials)	0.8%	3,063,615
5,865,643	Other Common Stocks	60.8%	248,319,905
	Total Common Stocks (Cost $377,908,536)		380,121,328
Principal Amount
	Repurchase Agreements (a)(b) — 5.4%
$21,890,263	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $21,890,329		21,890,263
	Total Repurchase Agreements (Cost $21,890,263)		21,890,263
	Total Investment Securities (Cost $399,798,799) — 98.5%		402,011,591
	Other assets less liabilities — 1.5%		6,161,433
	Net Assets — 100.0%		$408,173,024

See accompanying notes to the financial statements.

8 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $54,947,692.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,885,067
Aggregate gross unrealized depreciation	(25,220,570)
Net unrealized appreciation	$1,664,497
Federal income tax cost of investments	$400,347,094

Swap Agreements1

Large Cap Core Plus had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,019,943)	11/07/16	Deutsche Bank AG	0.24%	Credit Suisse 130/30 Large Cap Index (short portion)	$(65,530)
136,587,914	11/06/17	Deutsche Bank AG	0.26%	Credit Suisse 130/30 Large Cap Index (long portion)	(551,948)
135,567,971					(617,478)	$486,815	$130,663	$—
(114,346,070)	11/07/16	Goldman Sachs International	(0.26)%	Credit Suisse 130/30 Large Cap Index (short portion)	4,842,050	(4,682,075)	—	159,975
(242,666)	11/07/16	Societe Generale	0.01%	Credit Suisse 130/30 Large Cap Index (short portion)	2,969
4,862,928	01/06/16	Societe Generale	0.39%	Credit Suisse 130/30 Large Cap Index (long portion)	805,865
4,620,262					808,834	—	(780,000)	28,834
(6,512,075)	11/06/17	UBS AG	(0.19)%	Credit Suisse 130/30 Large Cap Index (short portion)	(95,973)
8,721,120	11/06/17	UBS AG	0.54%	Credit Suisse 130/30 Large Cap Index (long portion)	(35,584)
2,209,045					(131,557)	94,037	37,520	—
$28,051,208					$4,901,849

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 9

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	13.5%
Consumer Staples	6.7%
Energy	4.9%
Financials	19.1%
Health Care	12.5%
Industrials	10.0%
Information Technology	17.0%
Materials	3.1%
Telecommunication Services	1.9%
Utilities	4.4%
Other[1]	6.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

10 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 11.9%
212,867	Genuine Parts Co.	$19,292,136
430,025	Leggett & Platt, Inc.	20,039,165
258,132	Lowe's Cos., Inc.	19,772,911
168,626	McDonald's Corp.	19,250,344
260,291	Target Corp.	18,871,098
297,813	VF Corp.	19,268,501
		116,494,155
	Consumer Staples — 24.6%
404,897	Archer-Daniels-Midland Co.	14,774,692
175,015	Brown-Forman Corp., Class B	17,946,038
154,041	Clorox Co. (The)	19,147,296
443,692	Coca-Cola Co. (The)	18,910,153
275,393	Colgate-Palmolive Co.	18,087,812
277,852	Hormel Foods Corp.	20,816,672
156,595	Kimberly-Clark Corp.	18,658,294
222,914	McCormick & Co., Inc. (Non-Voting)	19,152,771
185,352	PepsiCo, Inc.	18,564,856
246,470	Procter & Gamble Co. (The)	18,445,815
454,636	Sysco Corp.	18,685,540
211,045	Walgreens Boots Alliance, Inc.	17,734,111
325,654	Wal-Mart Stores, Inc.	19,161,483
		240,085,533
	Energy — 3.9%
208,084	Chevron Corp.	19,002,231
228,797	Exxon Mobil Corp.	18,683,563
		37,685,794
	Financials — 13.7%
299,221	Aflac, Inc.	19,521,178
145,394	Chubb Corp. (The)	18,978,279
321,572	Cincinnati Financial Corp.	19,651,265
472,514	Franklin Resources, Inc.	19,807,787
491,346	HCP, Inc. (REIT)	17,457,523
199,031	McGraw Hill Financial, Inc.	19,200,521
255,217	T. Rowe Price Group, Inc.	19,434,774
		134,051,327
	Health Care — 14.4%
435,450	Abbott Laboratories	19,560,414
377,147	AbbVie, Inc.	21,931,098
135,399	Becton, Dickinson and Co.	20,343,700
105,817	C.R. Bard, Inc.	19,768,732
236,905	Cardinal Health, Inc.	20,575,199
189,269	Johnson & Johnson	19,161,593
257,641	Medtronic PLC	19,410,673
		140,751,409
Shares		Value
	Common Stocks (continued)
	Industrials — 15.8%
121,867	3M Co.	$19,081,935
203,055	Cintas Corp.	18,597,807
294,624	Dover Corp.	19,415,722
394,056	Emerson Electric Co.	19,702,800
209,577	Illinois Tool Works, Inc.	19,696,046
340,305	Pentair PLC	19,295,294
179,025	Stanley Black & Decker, Inc.	19,542,369
91,343	W.W. Grainger, Inc.	18,317,925
		153,649,898
	Information Technology — 1.9%
209,716	Automatic Data Processing, Inc.	18,090,102
	Materials — 9.9%
135,621	Air Products & Chemicals, Inc.	18,565,159
158,227	Ecolab, Inc.	18,854,329
436,451	Nucor Corp.	18,090,894
182,571	PPG Industries, Inc.	19,305,058
77,249	Sherwin-Williams Co. (The)	21,326,131
		96,141,571
	Telecommunication Services — 1.9%
562,703	AT&T, Inc.	18,946,210
	Utilities — 1.8%
283,198	Consolidated Edison, Inc.	17,600,756
	Total Common Stocks (Cost $946,222,804)	973,496,755
Principal Amount
	Repurchase Agreements (a) — 0.1%
$703,467	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $703,468	703,467
	Total Repurchase Agreements (Cost $703,467)	703,467
	Total Investment Securities (Cost $946,926,271) — 99.9%	974,200,222
	Other assets less liabilities — 0.1%	1,222,953
	Net Assets — 100.0%	$975,423,175

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: S&P 500 DIVIDEND ARISTOCRATS ETF NOBL :: 11

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,913,583
Aggregate gross unrealized depreciation	(34,611,629)
Net unrealized appreciation	$25,301,954
Federal income tax cost of investments	$948,898,268

See accompanying notes to the financial statements.

12 :: NOBL S&P 500 DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 6.6%
5,608	John Wiley & Sons, Inc., Class A	$289,317
6,395	Meredith Corp.	298,327
2,631	Polaris Industries, Inc.	277,386
		865,030
	Consumer Staples — 6.8%
3,306	Church & Dwight Co., Inc.	283,556
2,824	Lancaster Colony Corp.	328,318
8,905	Tootsie Roll Industries, Inc.	285,405
		897,279
	Financials — 28.7%
9,058	Brown & Brown, Inc.	294,023
6,656	Commerce Bancshares, Inc./MO	305,662
4,384	Cullen/Frost Bankers, Inc.	305,959
7,932	Eaton Vance Corp.	284,917
1,649	FactSet Research Systems, Inc.	279,555
2,030	Federal Realty Investment Trust (REIT)	297,436
5,467	Mercury General Corp.	282,917
7,523	National Retail Properties, Inc. (REIT)	289,335
16,022	Old Republic International Corp.	303,777
2,628	RenaissanceRe Holdings Ltd.	291,077
5,740	SEI Investments Co.	312,199
2,528	StanCorp Financial Group, Inc.	287,282
8,143	Tanger Factory Outlet Centers, Inc. (REIT)	271,243
		3,805,382
	Health Care — 2.4%
8,295	Owens & Minor, Inc.	319,440
	Industrials — 18.3%
3,932	A. O. Smith Corp.	313,616
3,388	Carlisle Cos., Inc.	299,669
5,657	CLARCOR, Inc.	298,859
9,550	Donaldson Co., Inc.	299,870
3,993	Graco, Inc.	301,312
4,993	Lincoln Electric Holdings, Inc.	281,855
7,021	MSA Safety, Inc.	329,284
4,156	Nordson Corp.	301,435
		2,425,900
	Information Technology — 2.1%
5,819	CDK Global, Inc.	275,879
	Materials — 13.7%
5,521	Albemarle Corp.	295,705
4,066	AptarGroup, Inc.	302,836
Shares		Value
	Common Stocks (continued)
6,319	Bemis Co., Inc.	$297,751
6,469	RPM International, Inc.	303,914
7,019	Sonoco Products Co.	307,572
3,668	Valspar Corp. (The)	309,909
		1,817,687
	Telecommunication Services — 2.3%
10,784	Telephone & Data Systems, Inc.	305,079
	Utilities — 18.9%
10,179	Aqua America, Inc.	298,754
4,844	Atmos Energy Corp.	301,830
6,467	Black Hills Corp.	277,564
15,393	MDU Resources Group, Inc.	268,146
5,492	National Fuel Gas Co.	251,094
14,252	Questar Corp.	270,075
8,087	UGI Corp.	280,376
6,313	Vectren Corp.	268,745
4,708	WGL Holdings, Inc.	290,295
		2,506,879
	Total Common Stocks (Cost $13,422,583)	13,218,555
Principal Amount
	Repurchase Agreements (a) — 0.2%
$25,865	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $25,865	25,865
	Total Repurchase Agreements (Cost $25,865)	25,865
	Total Investment Securities (Cost $13,448,448) — 100.0%	13,244,420
	Other assets less liabilities — 0.0%	3,952
	Net Assets — 100.0%	$13,248,372

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,379
Aggregate gross unrealized depreciation	(474,468)
Net unrealized depreciation	$(252,089)
Federal income tax cost of investments	$13,496,509

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: S&P MIDCAP 400 DIVIDEND ARISTOCRATS ETF REGL :: 13

Shares		Value
	Common Stocks — 99.9%
	Consumer Discretionary — 4.8%
1,057	Cracker Barrel Old Country Store, Inc.	$133,097
4,718	International Speedway Corp., Class A	167,914
3,176	Meredith Corp.	148,160
		449,171
	Consumer Staples — 14.1%
4,360	Andersons, Inc. (The)	150,289
3,301	Calavo Growers, Inc.	186,771
1,379	Casey's General Stores, Inc.	160,336
1,307	J&J Snack Foods Corp.	152,501
1,546	Lancaster Colony Corp.	179,738
5,002	Tootsie Roll Industries, Inc.	160,314
3,026	Universal Corp.	171,090
6,690	Vector Group Ltd.	169,324
		1,330,363
	Financials — 21.8%
6,386	American Equity Investment Life Holding Co.	171,209
4,354	Community Bank System, Inc.	187,788
1,966	Infinity Property & Casualty Corp.	168,093
2,655	National Health Investors, Inc. (REIT)	160,336
3,129	Prosperity Bancshares, Inc.	173,378
2,782	RLI Corp.	168,867
5,921	Southside Bancshares, Inc.	167,209
3,147	UMB Financial Corp.	165,847
4,234	United Bankshares, Inc./WV	178,336
3,352	Universal Health Realty Income Trust (REIT)	176,617
8,166	Urstadt Biddle Properties, Inc., Class A (REIT)	163,483
3,504	Westamerica Bancorp.	171,696
		2,052,859
	Health Care — 5.4%
402	Atrion Corp.	169,202
4,500	Owens & Minor, Inc.	173,295
2,690	West Pharmaceutical Services, Inc.	169,604
		512,101
	Industrials — 19.3%
5,174	ABM Industries, Inc.	153,513
7,454	Brady Corp., Class A	196,711
3,196	CLARCOR, Inc.	168,845
5,368	Franklin Electric Co., Inc.	175,051
4,504	Healthcare Services Group, Inc.	166,378
3,103	HEICO Corp.	159,742
2,110	Lindsay Corp.	147,194
Shares		Value
	Common Stocks (continued)
2,973	Matthews International Corp., Class A	$177,815
5,758	McGrath RentCorp	168,018
3,418	MSA Safety, Inc.	160,304
8,636	Raven Industries, Inc.	143,962
		1,817,533
	Information Technology — 1.7%
2,607	Badger Meter, Inc.	158,584
	Materials — 3.9%
4,388	H.B. Fuller Co.	174,686
3,734	Stepan Co.	194,392
		369,078
	Telecommunication Services — 1.7%
2,085	Atlantic Tele-Network, Inc.	164,027
	Utilities — 27.2%
3,167	ALLETE, Inc.	161,359
3,917	American States Water Co.	163,848
4,901	Avista Corp.	169,624
3,978	Black Hills Corp.	170,736
7,306	California Water Service Group	164,604
3,158	Chesapeake Utilities Corp.	168,290
2,969	Laclede Group, Inc. (The)	173,271
3,837	MGE Energy, Inc.	166,794
5,541	New Jersey Resources Corp.	166,507
3,484	Northwest Natural Gas Co.	170,019
3,027	NorthWestern Corp.	165,062
4,050	Piedmont Natural Gas Co., Inc.	235,506
5,187	SJW Corp.	157,529
6,482	South Jersey Industries, Inc.	148,827
2,824	WGL Holdings, Inc.	174,128
		2,556,104
	Total Common Stocks (Cost $9,427,154)	9,409,820
Principal Amount
	Repurchase Agreements (a) — 0.4%
$33,351	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $33,351	33,351
	Total Repurchase Agreements (Cost $33,351)	33,351
	Total Investment Securities (Cost $9,460,505) — 100.3%	9,443,171
	Liabilities in excess of other assets — (0.3%)	(26,774)
	Net Assets — 100.0%	$9,416,397

See accompanying notes to the financial statements.

14 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,269
Aggregate gross unrealized depreciation	(281,239)
Net unrealized depreciation	$(41,970)
Federal income tax cost of investments	$9,485,141

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 15

Shares		Value
	Common Stocks — 99.7%
	Aerospace & Defense — 3.6%
39,154	BAE Systems PLC	$304,417
65,202	Cobham PLC	297,783
		602,200
	Beverages — 1.7%
9,897	Diageo PLC	284,551
	Capital Markets — 1.6%
55,341	Aberdeen Asset Management PLC	266,076
	Chemicals — 5.3%
6,691	Croda International PLC	288,864
6,080	Fuchs Petrolub SE (Preference)	287,839
6,023	Novozymes A/S, Class B	289,485
		866,188
	Commercial Services & Supplies — 3.6%
19,130	Aggreko PLC	289,404
18,774	Babcock International Group PLC	302,670
		592,074
	Diversified Financial Services — 3.4%
3,483	Groupe Bruxelles Lambert S.A.	286,082
53,715	Mitsubishi UFJ Lease & Finance Co. Ltd.	281,908
		567,990
	Electric Utilities — 5.1%
32,281	Cheung Kong Infrastructure Holdings Ltd.	282,752
3,296	Red Electrica Corp. S.A.	282,663
12,755	SSE PLC	275,329
		840,744
	Food & Staples Retailing — 3.6%
6,593	FamilyMart Co. Ltd.	293,605
17,331	Woolworths Ltd.	297,249
		590,854
	Food Products — 8.8%
5,417	Associated British Foods PLC	289,148
4	Chocoladefabriken Lindt & Sprungli AG	289,100
47	Chocoladefabriken Lindt & Sprungli AG, Class PC	283,705
3,628	Kerry Group PLC, Class A	292,704
3,816	Nestle S.A.	283,430
		1,438,087
Shares		Value
	Common Stocks (continued)
	Gas Utilities — 3.5%
44,739	APA Group	$288,519
9,626	Enagas S.A.	286,797
		575,316
	Health Care Equipment & Supplies — 5.3%
3,620	Coloplast A/S, Class B	293,655
2,194	Essilor International S.A.	286,289
4,664	Sysmex Corp.	290,933
		870,877
	Health Care Providers & Services — 7.0%
3,354	Fresenius Medical Care AG & Co. KGaA	277,010
6,460	Miraca Holdings, Inc.	286,634
5,989	Ramsay Health Care Ltd.	290,972
58,171	Ryman Healthcare Ltd.	300,904
		1,155,520
	Hotels, Restaurants & Leisure — 1.9%
17,671	Compass Group PLC	306,966
	Insurance — 1.8%
12,482	Prudential PLC	289,259
	Machinery — 1.8%
67,174	Melrose Industries PLC	293,441
	Media — 6.9%
22,981	Pearson PLC	285,741
9,857	SES S.A. (FDR)	273,483
17,089	Sky PLC	284,508
12,375	WPP PLC	285,941
		1,129,673
	Metals & Mining — 1.5%
21,189	BHP Billiton PLC	254,178
	Multiline Retail — 1.7%
2,391	Next PLC	285,054
	Oil, Gas & Consumable Fuels — 3.4%
18,268	BG Group PLC	283,651
18,041	Statoil ASA	279,280
		562,931
	Personal Products — 1.7%
1,587	L'Oreal S.A.	280,916
	Pharmaceuticals — 11.9%
181	Galenica AG	264,822

See accompanying notes to the financial statements.

16 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (continued)
3,225	Novartis AG	$275,927
5,255	Novo Nordisk A/S, Class B	289,399
1,062	Roche Holding AG	284,626
3,209	Sanofi	285,979
3,993	Shire PLC	279,255
4,758	Teva Pharmaceutical Industries Ltd.	291,557
		1,971,565
	Professional Services — 3.6%
15,086	Capita PLC	288,858
7,071	Intertek Group PLC	300,905
		589,763
	Semiconductors & Semiconductor Equipment — 1.8%
17,506	ARM Holdings PLC	296,194
	Specialty Retail — 1.9%
2,600	Shimamura Co. Ltd.	316,564
	Tobacco — 1.7%
4,900	British American Tobacco PLC	285,302
	Trading Companies & Distributors — 3.5%
18,100	Ashtead Group PLC	298,343
9,937	Bunzl PLC	287,197
		585,540
	Transportation Infrastructure — 2.1%
22,378	Abertis Infraestructuras S.A.	346,364
	Total Common Stocks (Cost $17,043,474)	16,444,187
Principal Amount		Value
	Repurchase Agreements (a) — 0.0% ‡
$5,603	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $5,603	$5,603
	Total Repurchase Agreements (Cost $5,603)	5,603
	Total Investment Securities (Cost $17,049,077) — 99.7%	16,449,790
	Other assets less liabilities — 0.3%	55,571
	Net Assets — 100.0%	$16,505,361

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR  Finnish Depositary Receipt

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$487,179
Aggregate gross unrealized depreciation	(1,100,108)
Net unrealized depreciation	$(612,929)
Federal income tax cost of investments	$17,062,719

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2015:

United Kingdom	43.7%
Switzerland	10.2%
Japan	8.9%
France	6.8%
Spain	5.6%
Australia	5.3%
Denmark	5.3%
Germany	3.4%
Ireland	1.8%
Israel	1.8%
New Zealand	1.8%
Norway	1.7%
Belgium	1.7%
Hong Kong	1.7%
Other[1]	0.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 17

Shares		Value
	Common Stocks — 99.9%
	Aerospace & Defense — 4.2%
10,924	BAE Systems PLC	$84,933
18,192	Cobham PLC	83,084
		168,017
	Beverages — 2.0%
2,761	Diageo PLC	79,382
	Capital Markets — 1.8%
15,441	Aberdeen Asset Management PLC	74,239
	Chemicals — 6.0%
1,867	Croda International PLC	80,602
1,696	Fuchs Petrolub SE (Preference)	80,292
1,681	Novozymes A/S, Class B	80,794
		241,688
	Commercial Services & Supplies — 4.1%
5,337	Aggreko PLC	80,740
5,238	Babcock International Group PLC	84,446
		165,186
	Diversified Financial Services — 2.0%
972	Groupe Bruxelles Lambert S.A.	79,837
	Electric Utilities — 3.9%
920	Red Electrica Corp. S.A.	78,899
3,559	SSE PLC	76,824
		155,723
	Food & Staples Retailing — 2.0%
3,721	Koninklijke Ahold N.V.	80,917
	Food Products — 9.8%
1,511	Associated British Foods PLC	80,654
1	Chocoladefabriken Lindt & Sprungli AG	72,275
13	Chocoladefabriken Lindt & Sprungli AG, Class PC	78,472
1,012	Kerry Group PLC, Class A	81,647
1,065	Nestle S.A.	79,102
		392,150
	Gas Utilities — 2.0%
2,686	Enagas S.A.	80,027
	Health Care Equipment & Supplies — 4.1%
1,010	Coloplast A/S, Class B	81,931
612	Essilor International S.A.	79,858
		161,789
Shares		Value
	Common Stocks (continued)
	Health Care Providers & Services — 3.9%
936	Fresenius Medical Care AG & Co. KGaA	$77,305
1,097	Fresenius SE & Co. KGaA	80,511
		157,816
	Hotels, Restaurants & Leisure — 2.1%
4,938	Compass Group PLC	85,779
	Insurance — 4.0%
3,483	Prudential PLC	80,715
833	Swiss Re AG	79,455
		160,170
	Machinery — 2.1%
18,742	Melrose Industries PLC	81,872
	Media — 9.9%
6,412	Pearson PLC	79,724
2,750	SES S.A. (FDR)	76,299
4,768	Sky PLC	79,381
2,309	Wolters Kluwer N.V.	79,756
3,453	WPP PLC	79,786
		394,946
	Metals & Mining — 1.8%
5,912	BHP Billiton PLC	70,919
	Multiline Retail — 2.0%
667	Next PLC	79,520
	Oil, Gas & Consumable Fuels — 3.9%
5,097	BG Group PLC	79,142
5,034	Statoil ASA	77,928
		157,070
	Personal Products — 1.9%
443	L'Oreal S.A.	78,416
	Pharmaceuticals — 11.7%
50	Galenica AG	73,155
900	Novartis AG	77,003
1,466	Novo Nordisk A/S, Class B	80,734
296	Roche Holding AG	79,331
895	Sanofi	79,761
1,114	Shire PLC	77,909
		467,893
	Professional Services — 4.1%
4,209	Capita PLC	80,591

See accompanying notes to the financial statements.

18 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (continued)
1,973	Intertek Group PLC	$83,961
		164,552
	Semiconductors & Semiconductor Equipment — 2.1%
4,884	ARM Holdings PLC	82,635
	Tobacco — 2.0%
1,367	British American Tobacco PLC	79,594
	Trading Companies & Distributors — 4.1%
5,050	Ashtead Group PLC	83,239
2,772	Bunzl PLC	80,116
		163,355
	Transportation Infrastructure — 2.4%
6,244	Abertis Infraestructuras S.A.	96,644
	Total Common Stocks (Cost $3,941,821)	4,000,136
Principal Amount
	Repurchase Agreements (a) — 0.0% ‡
$1,670	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,670	1,670
	Total Repurchase Agreements (Cost $1,670)	1,670
	Total Investment Securities (Cost $3,943,491) — 99.9%	4,001,806
	Other assets less liabilities — 0.1%	3,353
	Net Assets — 100.0%	$4,005,159

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

FDR  Finnish Depositary Receipt

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,009
Aggregate gross unrealized depreciation	(102,267)
Net unrealized appreciation	$57,742
Federal income tax cost of investments	$3,944,064

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2015:

United Kingdom	50.2%
Switzerland	11.7%
France	7.9%
Spain	6.4%
Denmark	6.1%
Germany	5.9%
Netherlands	4.0%
Venezuela	2.0%
Ireland	2.0%
Norway	1.9%
Liechtenstein	1.8%
Other[1]	0.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 19

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.7%
157	3M Co. (Industrials)	0.6%	$24,583
416	AbbVie, Inc. (Health Care)	0.6%	24,190
99	Allergan PLC* (Health Care)	0.7%	31,075
73	Alphabet, Inc., Class A* (Information Technology)	1.3%	55,688
74	Alphabet, Inc., Class C* (Information Technology)	1.3%	54,952
493	Altria Group, Inc. (Consumer Staples)	0.7%	28,397
96	Amazon.com, Inc.* (Consumer Discretionary)	1.5%	63,821
325	American International Group, Inc. (Financials)	0.5%	20,663
190	Amgen, Inc. (Health Care)	0.7%	30,609
1,431	Apple, Inc. (Information Technology)	3.9%	169,286
1,545	AT&T, Inc. (Telecommunication Services)	1.2%	52,020
2,630	Bank of America Corp. (Financials)	1.1%	45,841
471	Berkshire Hathaway, Inc., Class B* (Financials)	1.5%	63,156
160	Boeing Co. (The) (Industrials)	0.5%	23,272
419	Bristol-Myers Squibb Co. (Health Care)	0.7%	28,077
199	Celgene Corp.* (Health Care)	0.5%	21,781
1,278	Cisco Systems, Inc. (Information Technology)	0.8%	34,825
756	Citigroup, Inc. (Financials)	1.0%	40,892
983	Coca-Cola Co. (The) (Consumer Staples)	1.0%	41,895
531	Comcast Corp., Class A (Consumer Discretionary)	0.8%	32,317
280	CVS Health Corp. (Consumer Staples)	0.6%	26,345
245	Eli Lilly & Co. (Health Care)	0.4%	20,100
568	Facebook, Inc., Class A* (Information Technology)	1.4%	59,208
2,366	General Electric Co. (Industrials)	1.7%	70,838
369	Gilead Sciences, Inc. (Health Care)	0.9%	39,099
323	Home Depot, Inc. (The) (Consumer Discretionary)	1.0%	43,243
196	Honeywell International, Inc. (Industrials)	0.5%	20,374
1,194	Intel Corp. (Information Technology)	1.0%	41,515
226	International Business Machines Corp. (Information Technology)	0.7%	31,509
696	Johnson & Johnson (Health Care)	1.6%	70,463
929	JPMorgan Chase & Co. (Financials)	1.4%	61,946
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
251	MasterCard, Inc., Class A (Information Technology)	0.6%	$24,578
237	McDonald's Corp. (Consumer Discretionary)	0.6%	27,056
355	Medtronic PLC (Health Care)	0.6%	26,746
708	Merck & Co., Inc. (Health Care)	0.9%	37,531
2,005	Microsoft Corp. (Information Technology)	2.5%	108,972
170	NIKE, Inc., Class B (Consumer Discretionary)	0.5%	22,488
817	Oracle Corp. (Information Technology)	0.7%	31,838
369	PepsiCo, Inc. (Consumer Staples)	0.9%	36,959
1,549	Pfizer, Inc. (Health Care)	1.2%	50,761
389	Philip Morris International, Inc. (Consumer Staples)	0.8%	33,995
681	Procter & Gamble Co. (The) (Consumer Staples)	1.2%	50,966
373	Starbucks Corp. (Consumer Discretionary)	0.5%	22,898
240	UnitedHealth Group, Inc. (Health Care)	0.6%	27,050
1,021	Verizon Communications, Inc. (Telecommunication Services)	1.1%	46,405
490	Visa, Inc., Class A (Information Technology)	0.9%	38,715
396	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	23,301
390	Walt Disney Co. (The) (Consumer Discretionary)	1.0%	44,253
1,173	Wells Fargo & Co. (Financials)	1.5%	64,632
38,689	Other Common Stocks	51.0%	2,189,243
	Total Common Stocks (Cost $4,002,915)		4,280,367
Principal Amount
	Repurchase Agreements (a) — 0.2%
$7,166	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $7,166		7,166
	Total Repurchase Agreements (Cost $7,166)		7,166
	Total Investment Securities (Cost $4,010,081) — 99.9%		4,287,533
	Other assets less liabilities — 0.1%		5,203
	Net Assets — 100.0%		$4,292,736

See accompanying notes to the financial statements.

20 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,705
Aggregate gross unrealized depreciation	(45,253)
Net unrealized appreciation	$277,452
Federal income tax cost of investments	$4,010,081

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	14.0%
Consumer Staples	10.3%
Financials	17.9%
Health Care	15.7%
Industrials	10.9%
Information Technology	22.3%
Materials	3.0%
Telecommunication Services	2.5%
Utilities	3.1%
Other[1]	0.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 21

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.7%
175	3M Co. (Industrials)	0.6%	$27,401
463	AbbVie, Inc. (Health Care)	0.6%	26,923
110	Allergan PLC* (Health Care)	0.8%	34,528
81	Alphabet, Inc., Class A* (Information Technology)	1.4%	61,791
83	Alphabet, Inc., Class C* (Information Technology)	1.4%	61,636
548	Altria Group, Inc. (Consumer Staples)	0.7%	31,565
107	Amazon.com, Inc.* (Consumer Discretionary)	1.7%	71,134
212	Amgen, Inc. (Health Care)	0.8%	34,153
1,595	Apple, Inc. (Information Technology)	4.4%	188,689
1,720	AT&T, Inc. (Telecommunication Services)	1.4%	57,912
179	Boeing Co. (The) (Industrials)	0.6%	26,035
466	Bristol-Myers Squibb Co. (Health Care)	0.7%	31,227
221	Celgene Corp.* (Health Care)	0.6%	24,188
526	Chevron Corp. (Energy)	1.1%	48,034
1,422	Cisco Systems, Inc. (Information Technology)	0.9%	38,749
1,095	Coca-Cola Co. (The) (Consumer Staples)	1.1%	46,669
591	Comcast Corp., Class A (Consumer Discretionary)	0.9%	35,968
312	CVS Health Corp. (Consumer Staples)	0.7%	29,356
273	Eli Lilly & Co. (Health Care)	0.5%	22,397
1,166	Exxon Mobil Corp. (Energy)	2.2%	95,216
632	Facebook, Inc., Class A* (Information Technology)	1.5%	65,880
2,636	General Electric Co. (Industrials)	1.8%	78,922
410	Gilead Sciences, Inc. (Health Care)	1.0%	43,444
359	Home Depot, Inc. (The) (Consumer Discretionary)	1.1%	48,063
219	Honeywell International, Inc. (Industrials)	0.5%	22,765
1,330	Intel Corp. (Information Technology)	1.1%	46,244
252	International Business Machines Corp. (Information Technology)	0.9%	35,134
774	Johnson & Johnson (Health Care)	1.8%	78,360
279	MasterCard, Inc., Class A (Information Technology)	0.6%	27,320
263	McDonald's Corp. (Consumer Discretionary)	0.7%	30,024
396	Medtronic PLC (Health Care)	0.7%	29,835
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
788	Merck & Co., Inc. (Health Care)	1.0%	$41,772
2,237	Microsoft Corp. (Information Technology)	2.8%	121,581
190	NIKE, Inc., Class B (Consumer Discretionary)	0.6%	25,133
909	Oracle Corp. (Information Technology)	0.9%	35,424
411	PepsiCo, Inc. (Consumer Staples)	1.0%	41,166
1,725	Pfizer, Inc. (Health Care)	1.4%	56,528
433	Philip Morris International, Inc. (Consumer Staples)	0.9%	37,840
759	Procter & Gamble Co. (The) (Consumer Staples)	1.4%	56,804
439	QUALCOMM, Inc. (Information Technology)	0.5%	21,419
354	Schlumberger Ltd. (Energy)	0.6%	27,311
415	Starbucks Corp. (Consumer Discretionary)	0.6%	25,477
232	United Technologies Corp. (Industrials)	0.5%	22,284
267	UnitedHealth Group, Inc. (Health Care)	0.7%	30,094
1,137	Verizon Communications, Inc. (Telecommunication Services)	1.2%	51,677
546	Visa, Inc., Class A (Information Technology)	1.0%	43,139
244	Walgreens Boots Alliance, Inc. (Consumer Staples)	0.5%	20,503
441	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	25,948
434	Walt Disney Co. (The) (Consumer Discretionary)	1.1%	49,246
37,225	Other Common Stocks	47.6%	2,043,774
	Total Common Stocks (Cost $4,002,675)		4,276,682
Principal Amount
	Repurchase Agreements (a) — 0.3%
$12,890	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $12,890		12,890
	Total Repurchase Agreements (Cost $12,890)		12,890
	Total Investment Securities (Cost $4,015,565) — 100.0%		4,289,572
	Other assets less liabilities — 0.0%		855
	Net Assets — 100.0%		$4,290,427

See accompanying notes to the financial statements.

22 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,987
Aggregate gross unrealized depreciation	(56,987)
Net unrealized appreciation	$274,000
Federal income tax cost of investments	$4,015,572

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	15.6%
Consumer Staples	11.5%
Energy	8.4%
Financials	0.0%
Health Care	17.4%
Industrials	12.1%
Information Technology	25.0%
Materials	3.5%
Telecommunication Services	2.8%
Utilities	3.4%
Other[1]	0.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 23

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.6%
172	3M Co. (Industrials)	0.6%	$26,932
80	Alphabet, Inc., Class A* (Information Technology)	1.4%	61,028
82	Alphabet, Inc., Class C* (Information Technology)	1.4%	60,893
541	Altria Group, Inc. (Consumer Staples)	0.7%	31,162
106	Amazon.com, Inc.* (Consumer Discretionary)	1.6%	70,469
357	American International Group, Inc. (Financials)	0.5%	22,698
1,573	Apple, Inc. (Information Technology)	4.3%	186,086
1,697	AT&T, Inc. (Telecommunication Services)	1.3%	57,138
2,888	Bank of America Corp. (Financials)	1.2%	50,338
517	Berkshire Hathaway, Inc., Class B* (Financials)	1.6%	69,325
176	Boeing Co. (The) (Industrials)	0.6%	25,599
519	Chevron Corp. (Energy)	1.1%	47,395
1,403	Cisco Systems, Inc. (Information Technology)	0.9%	38,232
830	Citigroup, Inc. (Financials)	1.0%	44,895
1,080	Coca-Cola Co. (The) (Consumer Staples)	1.1%	46,030
583	Comcast Corp., Class A (Consumer Discretionary)	0.8%	35,481
121	Costco Wholesale Corp. (Consumer Staples)	0.4%	19,532
307	CVS Health Corp. (Consumer Staples)	0.7%	28,886
1,150	Exxon Mobil Corp. (Energy)	2.2%	93,909
623	Facebook, Inc., Class A* (Information Technology)	1.5%	64,942
2,600	General Electric Co. (Industrials)	1.8%	77,844
111	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	21,092
354	Home Depot, Inc. (The) (Consumer Discretionary)	1.1%	47,394
216	Honeywell International, Inc. (Industrials)	0.5%	22,453
1,312	Intel Corp. (Information Technology)	1.0%	45,618
249	International Business Machines Corp. (Information Technology)	0.8%	34,716
1,020	JPMorgan Chase & Co. (Financials)	1.6%	68,014
255	Lowe's Cos., Inc. (Consumer Discretionary)	0.4%	19,533
275	MasterCard, Inc., Class A (Information Technology)	0.6%	26,928
260	McDonald's Corp. (Consumer Discretionary)	0.7%	29,682
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
2,207	Microsoft Corp. (Information Technology)	2.8%	$119,950
187	NIKE, Inc., Class B (Consumer Discretionary)	0.6%	24,736
897	Oracle Corp. (Information Technology)	0.8%	34,956
405	PepsiCo, Inc. (Consumer Staples)	0.9%	40,565
427	Philip Morris International, Inc. (Consumer Staples)	0.9%	37,316
748	Procter & Gamble Co. (The) (Consumer Staples)	1.3%	55,980
433	QUALCOMM, Inc. (Information Technology)	0.5%	21,126
349	Schlumberger Ltd. (Energy)	0.6%	26,925
409	Starbucks Corp. (Consumer Discretionary)	0.6%	25,109
457	U.S. Bancorp (Financials)	0.5%	20,058
239	Union Pacific Corp. (Industrials)	0.5%	20,064
193	United Parcel Service, Inc., Class B (Industrials)	0.5%	19,881
229	United Technologies Corp. (Industrials)	0.5%	21,995
1,122	Verizon Communications, Inc. (Telecommunication Services)	1.2%	50,995
538	Visa, Inc., Class A (Information Technology)	1.0%	42,507
241	Walgreens Boots Alliance, Inc. (Consumer Staples)	0.5%	20,251
435	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	25,595
428	Walt Disney Co. (The) (Consumer Discretionary)	1.1%	48,565
1,289	Wells Fargo & Co. (Financials)	1.6%	71,024
41,115	Other Common Stocks	48.7%	2,117,120
	Total Common Stocks (Cost $4,000,717)		4,318,962
Principal Amount
	Repurchase Agreements (a) — 0.4%
$16,216	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $16,216		16,216
	Total Repurchase Agreements (Cost $16,216)		16,216
	Total Investment Securities (Cost $4,016,933) — 100.0%		4,335,178
	Other assets less liabilities — 0.0%		201
	Net Assets — 100.0%		$4,335,379

See accompanying notes to the financial statements.

24 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358,754
Aggregate gross unrealized depreciation	(40,555)
Net unrealized appreciation	$318,199
Federal income tax cost of investments	$4,016,979

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	15.3%
Consumer Staples	11.2%
Energy	8.2%
Financials	19.3%
Industrials	11.8%
Information Technology	24.4%
Materials	3.3%
Telecommunication Services	2.7%
Utilities	3.4%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 25

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.7%
189	3M Co. (Industrials)	0.7%	$29,594
451	Abbott Laboratories (Health Care)	0.5%	20,259
501	AbbVie, Inc. (Health Care)	0.7%	29,133
119	Allergan PLC* (Health Care)	0.9%	37,353
593	Altria Group, Inc. (Consumer Staples)	0.8%	34,157
116	Amazon.com, Inc.* (Consumer Discretionary)	1.8%	77,117
391	American International Group, Inc. (Financials)	0.6%	24,860
229	Amgen, Inc. (Health Care)	0.9%	36,892
3,167	Bank of America Corp. (Financials)	1.3%	55,201
565	Berkshire Hathaway, Inc., Class B* (Financials)	1.8%	75,761
193	Boeing Co. (The) (Industrials)	0.7%	28,072
504	Bristol-Myers Squibb Co. (Health Care)	0.8%	33,773
239	Celgene Corp.* (Health Care)	0.6%	26,159
569	Chevron Corp. (Energy)	1.2%	51,961
910	Citigroup, Inc. (Financials)	1.2%	49,222
1,184	Coca-Cola Co. (The) (Consumer Staples)	1.2%	50,462
640	Comcast Corp., Class A (Consumer Discretionary)	0.9%	38,951
133	Costco Wholesale Corp. (Consumer Staples)	0.5%	21,469
337	CVS Health Corp. (Consumer Staples)	0.7%	31,708
295	Eli Lilly & Co. (Health Care)	0.6%	24,202
1,257	Exxon Mobil Corp. (Energy)	2.4%	102,647
2,847	General Electric Co. (Industrials)	2.0%	85,239
444	Gilead Sciences, Inc. (Health Care)	1.1%	47,046
122	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	23,182
388	Home Depot, Inc. (The) (Consumer Discretionary)	1.2%	51,945
236	Honeywell International, Inc. (Industrials)	0.6%	24,532
835	Johnson & Johnson (Health Care)	2.0%	84,535
1,115	JPMorgan Chase & Co. (Financials)	1.7%	74,348
280	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	21,448
285	McDonald's Corp. (Consumer Discretionary)	0.8%	32,536
428	Medtronic PLC (Health Care)	0.8%	32,246
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
852	Merck & Co., Inc. (Health Care)	1.1%	$45,165
487	Mondelez International, Inc., Class A (Consumer Staples)	0.5%	21,262
205	NIKE, Inc., Class B (Consumer Discretionary)	0.6%	27,117
444	PepsiCo, Inc. (Consumer Staples)	1.0%	44,471
1,860	Pfizer, Inc. (Health Care)	1.4%	60,952
469	Philip Morris International, Inc. (Consumer Staples)	1.0%	40,986
818	Procter & Gamble Co. (The) (Consumer Staples)	1.4%	61,219
383	Schlumberger Ltd. (Energy)	0.7%	29,549
449	Starbucks Corp. (Consumer Discretionary)	0.6%	27,564
501	U.S. Bancorp (Financials)	0.5%	21,989
262	Union Pacific Corp. (Industrials)	0.5%	21,995
211	United Parcel Service, Inc., Class B (Industrials)	0.5%	21,735
251	United Technologies Corp. (Industrials)	0.6%	24,108
288	UnitedHealth Group, Inc. (Health Care)	0.8%	32,460
264	Walgreens Boots Alliance, Inc. (Consumer Staples)	0.5%	22,184
477	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	28,067
470	Walt Disney Co. (The) (Consumer Discretionary)	1.2%	53,331
1,408	Wells Fargo & Co. (Financials)	1.8%	77,581
38,903	Other Common Stocks	52.3%	2,233,894
	Total Common Stocks (Cost $4,003,261)		4,251,639
Principal Amount
	Repurchase Agreements (a) — 0.2%
$6,958	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $6,958		6,958
	Total Repurchase Agreements (Cost $6,958)		6,958
	Total Investment Securities (Cost $4,010,219) — 99.9%		4,258,597
	Other assets less liabilities — 0.1%		5,173
	Net Assets — 100.0%		$4,263,770

See accompanying notes to the financial statements.

26 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,985
Aggregate gross unrealized depreciation	(57,607)
Net unrealized appreciation	$248,378
Federal income tax cost of investments	$4,010,219

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	17.0%
Consumer Staples	12.3%
Energy	9.2%
Financials	21.6%
Health Care	19.0%
Industrials	13.1%
Materials	3.7%
Utilities	3.8%
Other[1]	0.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 27

Shares		Percentage of Net Assets	Value
	Common Stocks — 99.7%
6,677	ABB Ltd.* (Industrials)	0.5%	$126,726
1,031	Air Liquide S.A. (Materials)	0.5%	125,767
1,371	Allianz SE (Financials)	1.0%	242,754
2,401	Anheuser-Busch InBev S.A./ N.V. (Consumer Staples)	1.3%	309,243
3,799	AstraZeneca PLC (Health Care)	1.1%	257,482
5,799	AXA S.A. (Financials)	0.6%	156,851
18,854	Banco Bilbao Vizcaya Argentaria S.A. (Financials)	0.6%	156,434
42,921	Banco Santander S.A. (Financials)	1.0%	234,271
50,414	Barclays PLC (Financials)	0.7%	169,382
2,779	BASF SE (Materials)	0.9%	229,931
2,489	Bayer AG (Health Care)	1.4%	332,012
10,245	BG Group PLC (Energy)	0.7%	159,076
2,940	BNP Paribas S.A. (Financials)	0.7%	174,226
54,900	BP PLC (Energy)	1.3%	318,374
5,611	British American Tobacco PLC (Consumer Staples)	1.4%	326,700
25,194	BT Group PLC (Telecommunication Services)	0.8%	188,276
5,670	Credit Suisse Group AG* (Financials)	0.5%	122,010
2,876	Daimler AG (Consumer Discretionary)	1.1%	257,366
9,530	Deutsche Telekom AG (Telecommunication Services)	0.7%	175,686
7,582	Diageo PLC (Consumer Staples)	0.9%	217,992
14,635	GlaxoSmithKline PLC (Health Care)	1.2%	298,618
58,749	HSBC Holdings PLC (Financials)	1.9%	468,263
2,900	Imperial Tobacco Group PLC (Consumer Staples)	0.7%	156,629
11,625	ING Groep N.V. (CVA) (Financials)	0.7%	159,549
36,238	Intesa Sanpaolo SpA (Financials)	0.5%	124,310
184,116	Lloyds Banking Group PLC (Financials)	0.8%	202,209
715	L'Oreal S.A. (Consumer Staples)	0.5%	126,563
754	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	0.5%	126,418
11,355	National Grid PLC (Utilities)	0.7%	158,244
9,428	Nestle S.A. (Consumer Staples)	2.9%	700,256
6,411	Novartis AG (Health Care)	2.3%	548,516
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
5,555	Novo Nordisk A/S, Class B (Health Care)	1.3%	$305,920
7,681	Prudential PLC (Financials)	0.7%	178,000
1,914	Reckitt Benckiser Group PLC (Consumer Staples)	0.7%	179,495
3,700	Rio Tinto PLC (Materials)	0.5%	123,005
2,115	Roche Holding AG (Health Care)	2.3%	566,839
11,726	Royal Dutch Shell PLC, Class A (Energy)	1.2%	290,008
7,308	Royal Dutch Shell PLC, Class B (Energy)	0.8%	181,732
2,846	SABMiller PLC (Consumer Staples)	0.7%	172,713
3,400	Sanofi (Health Care)	1.2%	303,001
2,691	SAP SE (Information Technology)	0.9%	211,992
1,770	Shire PLC (Health Care)	0.5%	123,787
2,384	Siemens AG (Industrials)	1.0%	247,103
12,748	Telefonica S.A. (Telecommunication Services)	0.7%	157,190
6,195	TOTAL S.A. (Energy)	1.3%	307,514
10,574	UBS Group AG (Financials)	0.8%	203,158
4,685	Unilever N.V. (CVA) (Consumer Staples)	0.9%	205,468
3,632	Unilever PLC (Consumer Staples)	0.6%	154,942
79,973	Vodafone Group PLC (Telecommunication Services)	1.1%	269,960
1,501,082	Other Common Stocks	52.1%	12,587,006
	Total Common Stocks (Cost $25,689,199)		24,118,967
No. of Rights
	Rights — 0.0% ‡
4,710	Credit Suisse Group AG, expiring 12/03/15 at CHF 18.00*	0.0%	2,886
1,681	Standard Chartered PLC, expiring 12/10/15 at GBP 465.00*	0.0%	2,303
2,438	Unione di Banche Italiane SpA, expiring 01/12/16 at EUR 7.29*^	0.0%	—
	Total Rights (Cost $—)		5,189
See accompanying notes to the financial statements.

28 :: HGEU HEDGED FTSE EUROPE ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Percentage of Net Assets	Value
	Repurchase Agreements (a) — 0.1%
$31,840	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $31,840		$31,840
	Total Repurchase Agreements (Cost $31,840)		31,840
	Total Investment Securities (Cost $25,721,039) — 99.8%		24,155,996
	Other assets less liabilities — 0.2%		45,666
	Net Assets — 100.0%		$24,201,662

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $723 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CHF  Swiss Franc

CVA  Dutch Certificate

EUR  Euro

GBP  British Pound

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$323,281
Aggregate gross unrealized depreciation	(1,911,767)
Net unrealized depreciation	$(1,588,486)
Federal income tax cost of investments	$25,744,482

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of November 30, 2015:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/02/15	3,502,899	$(3,408,925)	$3,407,758	$(1,167)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/02/15	4,467,899	(632,445)	632,540	95
U.S. Dollar vs. Euro	Goldman Sachs International	12/02/15	10,175,011	(10,748,012)	10,746,479	(1,533)
U.S. Dollar vs. British Pound	Goldman Sachs International	12/02/15	5,053,999	(7,606,745)	7,607,740	995
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/03/15	1,870,000	(215,308)	215,383	75
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/02/15	9,319,011	(1,068,248)	1,068,574	326
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/03/15	(6,775,000)	6,740,109	6,600,753	139,356
U.S. Dollar vs. Danish Krone	Goldman Sachs International	01/05/16	(4,825,000)	683,950	684,213	(263)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/03/15	(4,324,000)	640,780	612,168	28,612
U.S. Dollar vs. Euro	Goldman Sachs International	12/03/15	(20,468,000)	22,113,130	21,631,105	482,025
U.S. Dollar vs. British Pound	Goldman Sachs International	12/03/15	(4,846,000)	7,481,817	7,294,639	187,178
U.S. Dollar vs. British Pound	Goldman Sachs International	01/05/16	(5,042,000)	7,589,824	7,591,027	(1,203)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/02/15	(2,214,899)	254,917	255,006	(89)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/03/15	(1,870,000)	220,800	215,383	5,417
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	01/05/16	(9,323,000)	1,070,120	1,070,590	(470)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/03/15	(8,789,000)	1,035,453	1,007,801	27,652
						$867,006[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $867,006. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: HEDGED FTSE EUROPE ETF HGEU :: 29

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	11.0%
Consumer Staples	14.6%
Energy	6.5%
Financials	22.7%
Health Care	13.9%
Industrials	11.5%
Information Technology	3.8%
Materials	6.5%
Telecommunication Services	5.3%
Utilities	3.9%
Other[1]	0.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of November 30, 2015:

United Kingdom	31.6%
France	14.6%
Switzerland	14.1%
Germany	13.6%
Spain	4.9%
Sweden	4.5%
Netherlands	4.3%
Italy	3.6%
Denmark	2.8%
Belgium	2.2%
Finland	1.5%
Norway	0.8%
Ireland	0.4%
Austria	0.3%
Portugal	0.2%
Italy	0.2%
Liechtenstein	0.1%
Other[1]	0.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

30 :: HGEU HEDGED FTSE EUROPE ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 98.8%
19,216	Astellas Pharma, Inc. (Health Care)	1.0%	$270,205
5,679	Bridgestone Corp. (Consumer Discretionary)	0.7%	201,769
9,269	Canon, Inc. (Information Technology)	1.0%	279,393
1,601	Central Japan Railway Co. (Industrials)	1.0%	285,513
9,994	Dai-ichi Life Insurance Co. Ltd. (The) (Financials)	0.6%	172,674
2,359	Daikin Industries Ltd. (Industrials)	0.6%	165,520
5,712	Daiwa House Industry Co. Ltd. (Financials)	0.6%	158,878
4,444	Denso Corp. (Consumer Discretionary)	0.8%	211,710
3,356	East Japan Railway Co. (Industrials)	1.1%	316,326
2,350	Eisai Co. Ltd. (Health Care)	0.5%	152,441
1,730	FANUC Corp. (Industrials)	1.1%	307,605
451	Fast Retailing Co. Ltd. (Consumer Discretionary)	0.7%	182,112
5,538	Fuji Heavy Industries Ltd. (Consumer Discretionary)	0.8%	228,564
3,710	FUJIFILM Holdings Corp. (Information Technology)	0.5%	150,049
41,006	Hitachi Ltd. (Information Technology)	0.9%	241,685
15,857	Honda Motor Co. Ltd. (Consumer Discretionary)	1.8%	514,761
3,666	Hoya Corp. (Health Care)	0.5%	148,388
12,717	ITOCHU Corp. (Industrials)	0.5%	154,939
9,184	Japan Tobacco, Inc. (Consumer Staples)	1.2%	328,532
4,433	Kao Corp. (Consumer Staples)	0.8%	226,936
16,612	KDDI Corp. (Telecommunication Services)	1.5%	412,066
403	Keyence Corp. (Information Technology)	0.8%	218,106
9,946	Kubota Corp. (Industrials)	0.6%	165,673
12,181	Mitsubishi Corp. (Industrials)	0.7%	204,729
17,467	Mitsubishi Electric Corp. (Industrials)	0.7%	193,117
11,188	Mitsubishi Estate Co. Ltd. (Financials)	0.8%	235,004
28,334	Mitsubishi Heavy Industries Ltd. (Industrials)	0.5%	144,819
122,977	Mitsubishi UFJ Financial Group, Inc. (Financials)	2.8%	788,058
15,058	Mitsui & Co. Ltd. (Industrials)	0.7%	184,439
8,388	Mitsui Fudosan Co. Ltd. (Financials)	0.8%	211,197
218,922	Mizuho Financial Group, Inc. (Financials)	1.6%	441,289
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,666	Murata Manufacturing Co. Ltd. (Information Technology)	1.0%	$258,116
2,143	Nidec Corp. (Industrials)	0.6%	165,453
956	Nintendo Co. Ltd. (Information Technology)	0.5%	146,603
7,181	Nippon Steel & Sumitomo Metal Corp. (Materials)	0.5%	144,022
4,549	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	0.6%	168,447
20,759	Nissan Motor Co. Ltd. (Consumer Discretionary)	0.8%	221,347
30,192	Nomura Holdings, Inc. (Financials)	0.6%	178,830
12,013	NTT DOCOMO, Inc. (Telecommunication Services)	0.8%	226,852
11,594	ORIX Corp. (Financials)	0.6%	167,073
18,810	Panasonic Corp. (Consumer Discretionary)	0.8%	213,230
6,898	Seven & i Holdings Co. Ltd. (Consumer Staples)	1.1%	308,866
3,644	Shin-Etsu Chemical Co. Ltd. (Materials)	0.7%	205,817
8,199	SoftBank Group Corp. (Telecommunication Services)	1.5%	434,757
11,108	Sony Corp. (Consumer Discretionary)	1.0%	286,260
11,485	Sumitomo Mitsui Financial Group, Inc. (Financials)	1.5%	437,581
6,843	Takeda Pharmaceutical Co. Ltd. (Health Care)	1.2%	332,103
6,206	Tokio Marine Holdings, Inc. (Financials)	0.8%	228,547
23,423	Toyota Motor Corp. (Consumer Discretionary)	5.1%	1,454,818
1,361,436	Other Common Stocks	50.9%	14,420,959
	Total Common Stocks (Cost $29,010,628)		27,896,178
Principal Amount
	Repurchase Agreements (a) — 0.0% ‡
$8,479	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $8,479		8,479
	Total Repurchase Agreements (Cost $8,479)		8,479
	Total Investment Securities (Cost $29,019,107) — 98.8%		27,904,657
	Other assets less liabilities — 1.2%		347,967
	Net Assets — 100.0%		$28,252,624

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: HEDGED FTSE JAPAN ETF HGJP :: 31

‡  Amount represents less than 0.05%.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$549,802
Aggregate gross unrealized depreciation	(1,737,125)
Net unrealized depreciation	$(1,187,323)
Federal income tax cost of investments	$29,091,980

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of November 30, 2015:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/03/15	9,845,000	$(81,622)	$79,860	$(1,762)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/03/15	3,393,563,000	(27,523,105)	27,527,467	4,362
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	01/06/16	(3,439,041,000)	27,927,623	27,934,965	(7,342)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/03/15	(3,353,163,000)	27,789,856	27,199,758	590,098
						$585,356[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $585,356. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Hedged FTSE Japan ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	21.5%
Consumer Staples	8.1%
Energy	0.8%
Financials	18.1%
Health Care	7.9%
Industrials	19.7%
Information Technology	9.7%
Materials	6.2%
Telecommunication Services	4.4%
Utilities	2.4%
Other[1]	1.2%
100.0%

See accompanying notes to the financial statements.

32 :: HGJP HEDGED FTSE JAPAN ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 94.1%
	Aerospace & Defense — 2.7%
	Bombardier, Inc.
$527,000	6.13%, due 01/15/23 (a)	$393,932
688,000	7.50%, due 03/15/25 (a)	512,560
	KLX, Inc.
840,000	5.88%, due 12/01/22	812,175
	TransDigm, Inc.
510,000	6.00%, due 07/15/22	501,075
650,000	6.50%, due 07/15/24	640,250
		2,859,992
	Air Freight & Logistics — 0.3%
	XPO Logistics, Inc.
300,000	6.50%, due 06/15/22 (a)	276,000
	Auto Components — 0.5%
	Goodyear Tire & Rubber Co. (The)
520,000	5.13%, due 11/15/23	529,880
	Banks — 1.8%
	CIT Group, Inc.
1,063,000	4.25%, due 08/15/17	1,082,931
780,000	5.50%, due 02/15/19 (a)	817,050
		1,899,981
	Beverages — 0.7%
	Constellation Brands, Inc.
679,000	4.25%, due 05/01/23	684,093
	Building Products — 1.4%
	Building Materials Corp. of America
1,479,000	5.38%, due 11/15/24 (a)	1,490,092
	Capital Markets — 0.4%
	Vereit Operating Partnership LP
400,000	2.00%, due 02/06/17	395,000
	Chemicals — 2.9%
	Ashland, Inc.
762,000	4.75%, due 08/15/22	758,190
	Chemours Co. (The)
500,000	6.63%, due 05/15/23 (a)	376,250
	Gates Global LLC/Gates Global Co.
416,000	6.00%, due 07/15/22 (a)	305,760
	Hexion, Inc.
1,186,000	6.63%, due 04/15/20	859,850
	Momentive Performance Materials, Inc.
509,000	3.88%, due 10/24/21	325,760
Principal Amount		Value
	Corporate Bonds (continued)
	Platform Specialty Products Corp.
$453,000	6.50%, due 02/01/22 (a)	$394,110
		3,019,920
	Commercial Services & Supplies — 1.8%
	ADT Corp. (The)
136,000	3.50%, due 07/15/22	124,270
	Aramark Services, Inc.
642,000	5.75%, due 03/15/20	667,680
	Laureate Education, Inc.
785,000	9.25%, due 09/01/19 (a)	600,525
	West Corp.
541,000	5.38%, due 07/15/22 (a)	490,958
		1,883,433
	Communications Equipment — 0.7%
	Avaya, Inc.
2,263,000	10.50%, due 03/01/21 (a)	746,790
	Consumer Finance — 1.4%
	Ally Financial, Inc.
367,000	5.50%, due 02/15/17	377,551
	Navient Corp.
1,102,000	5.50%, due 01/15/19	1,060,124
		1,437,675
	Containers & Packaging — 3.1%
	Ball Corp.
453,000	4.00%, due 11/15/23	432,615
291,000	5.25%, due 07/01/25	293,182
	Crown Americas LLC/Crown Americas Capital Corp. IV
541,000	4.50%, due 01/15/23	534,914
	Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
373,000	9.88%, due 08/15/19	386,988
1,574,000	5.75%, due 10/15/20	1,613,350
		3,261,049
	Diversified Financial Services — 0.8%
	Argos Merger Sub, Inc.
878,000	7.13%, due 03/15/23 (a)	884,585
	Diversified Telecommunication Services — 4.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
357,000	6.50%, due 04/30/21	373,361
	CenturyLink, Inc.
1,117,000	6.45%, due 06/15/21	1,089,656
300,000	5.80%, due 03/15/22	278,250

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 33

Principal Amount		Value
	Corporate Bonds (continued)
	Frontier Communications Corp.
$569,000	10.50%, due 09/15/22 (a)	$564,021
1,262,000	11.00%, due 09/15/25 (a)	1,236,760
	Virgin Media Secured Finance PLC
360,000	5.38%, due 04/15/21 (a)	370,800
	Zayo Group LLC/Zayo Capital, Inc.
800,000	6.00%, due 04/01/23 (a)	770,000
		4,682,848
	Electronic Equipment, Instruments & Components — 0.4%
	Zebra Technologies Corp.
394,000	7.25%, due 10/15/22	421,580
	Energy Equipment & Services — 0.7%
	Transocean, Inc.
500,000	5.55%, due 12/15/16	497,500
291,000	6.87%, due 12/15/21	218,541
		716,041
	Food & Staples Retailing — 0.4%
	Rite Aid Corp.
423,000	6.13%, due 04/01/23 (a)	448,380
	Food Products — 1.0%
	Post Holdings, Inc.
994,000	7.38%, due 02/15/22	1,034,694
	Gas Utilities — 1.9%
	Sabine Pass Liquefaction LLC
1,314,000	5.75%, due 05/15/24	1,212,165
894,000	5.63%, due 03/01/25 (a)	820,245
		2,032,410
	Health Care Providers & Services — 11.2%
	Amsurg Corp.
880,000	5.63%, due 07/15/22	864,600
	CHS/Community Health Systems, Inc.
1,564,000	8.00%, due 11/15/19	1,583,550
433,000	6.88%, due 02/01/22	418,927
	Crimson Merger Sub, Inc.
988,000	6.63%, due 05/15/22 (a)	807,690
	DaVita HealthCare Partners, Inc.
1,665,000	5.13%, due 07/15/24	1,660,837
100,000	5.00%, due 05/01/25	96,000
	HCA, Inc.
1,102,000	7.50%, due 02/15/22	1,231,485
622,000	5.38%, due 02/01/25	611,115
	Kinetic Concepts, Inc./KCI USA, Inc.
649,000	10.50%, due 11/01/18	630,179
	LifePoint Health, Inc.
992,000	5.50%, due 12/01/21	992,000
Principal Amount		Value
	Corporate Bonds (continued)
	MPH Acquisition Holdings LLC
$926,000	6.63%, due 04/01/22 (a)	$935,260
	Tenet Healthcare Corp.
1,556,000	8.13%, due 04/01/22	1,551,138
359,000	6.75%, due 06/15/23	335,665
		11,718,446
	Healthcare Equipment & Supplies — 0.2%
	DJO Finco, Inc./DJO Finance LLC/ DJO Finance Corp.
217,000	8.13%, due 06/15/21 (a)	195,300
	Hotels, Restaurants & Leisure — 5.5%
	1011778 BC ULC/New Red Finance, Inc.
174,000	4.63%, due 01/15/22 (a)	175,740
1,445,000	6.00%, due 04/01/22 (a)	1,499,188
	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
249,000	11.00%, due 10/01/21	228,457
	Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp.
1,021,000	5.63%, due 10/15/21	1,063,065
	MGM Resorts International
100,000	6.63%, due 12/15/21	104,250
1,000,000	6.00%, due 03/15/23	990,625
	Pinnacle Entertainment, Inc.
200,000	7.50%, due 04/15/21	210,750
	Scientific Games International, Inc.
1,553,000	10.00%, due 12/01/22	1,195,810
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
357,000	5.50%, due 03/01/25 (a)	319,515
		5,787,400
	Household Products — 0.6%
	Spectrum Brands, Inc.
604,000	5.75%, due 07/15/25 (a)	622,875
	Independent Power and Renewable Electricity Producers — 4.2%
	Calpine Corp.
450,000	5.38%, due 01/15/23	419,625
1,044,000	5.75%, due 01/15/25	977,445
	Dynegy, Inc.
270,000	6.75%, due 11/01/19	263,758
1,400,000	7.38%, due 11/01/22	1,349,516
	NRG Energy, Inc.
680,000	7.63%, due 01/15/18	707,200
649,000	7.88%, due 05/15/21	647,377
		4,364,921

See accompanying notes to the financial statements.

34 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Insurance — 0.5%
	HUB International Ltd.
$556,000	7.88%, due 10/01/21 (a)	$533,760
	Internet Software & Services — 0.4%
	Equinix, Inc.
400,000	5.38%, due 04/01/23	407,500
	IT Services — 1.6%
	First Data Corp.
706,000	7.00%, due 12/01/23 (a)	712,178
1,000,000	5.75%, due 01/15/24 (a)	1,000,000
		1,712,178
	Machinery — 0.5%
	Case New Holland Industrial, Inc.
510,000	7.88%, due 12/01/17	545,624
	Media — 9.1%
	CCOH Safari LLC
1,000,000	5.75%, due 02/15/26 (a)	1,005,000
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
1,174,000	6.38%, due 09/15/20 (a)	1,147,585
	Clear Channel Worldwide Holdings, Inc.
876,000	7.63%, due 03/15/20	849,720
948,000	6.50%, due 11/15/22	936,150
	CSC Holdings LLC
592,000	6.75%, due 11/15/21	559,440
	DISH DBS Corp.
1,188,000	6.75%, due 06/01/21	1,195,425
652,000	5.88%, due 11/15/24	583,540
	Nielsen Finance LLC/Nielsen Finance Co.
950,000	5.00%, due 04/15/22 (a)	944,062
	Sirius XM Radio, Inc.
1,008,000	6.00%, due 07/15/24 (a)	1,042,020
203,000	5.38%, due 04/15/25 (a)	200,970
	Tribune Media Co.
150,000	5.88%, due 07/15/22 (a)	150,000
	Univision Communications, Inc.
878,000	6.75%, due 09/15/22 (a)	909,828
		9,523,740
	Metals & Mining — 2.2%
	First Quantum Minerals Ltd.
143,000	6.75%, due 02/15/20 (a)	92,592
655,000	8.75%, due 06/01/20 (a)(c)	702,488
505,000	7.00%, due 02/15/21 (a)	320,991
	Novelis, Inc.
1,050,000	8.38%, due 12/15/17	1,039,500
184,000	8.75%, due 12/15/20	178,940
		2,334,511
Principal Amount		Value
	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels — 12.0%
	Antero Resources Corp.
$851,000	5.38%, due 11/01/21	$782,920
300,000	5.13%, due 12/01/22	273,000
	Chesapeake Energy Corp.
1,640,000	4.88%, due 04/15/22	693,925
	Citgo Holding, Inc.
768,000	10.75%, due 02/15/20 (a)	771,840
	Concho Resources, Inc.
476,000	5.50%, due 04/01/23	464,100
	CONSOL Energy, Inc.
1,733,000	5.88%, due 04/15/22	1,135,115
	Denbury Resources, Inc.
268,000	5.50%, due 05/01/22	166,160
1,044,000	4.63%, due 07/15/23	605,520
	Energy Transfer Equity LP
337,000	5.88%, due 01/15/24	311,725
782,000	5.50%, due 06/01/27	654,925
	Energy XXI Gulf Coast, Inc.
652,000	11.00%, due 03/15/20 (a)	292,585
	EP Energy LLC/Everest Acquisition Finance, Inc.
1,001,000	9.38%, due 05/01/20	850,850
	Jupiter Resources, Inc.
500,000	8.50%, due 10/01/22 (a)	210,000
	MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
328,000	4.88%, due 06/01/25	291,920
	MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
500,000	4.88%, due 12/01/24	443,437
	MEG Energy Corp.
809,000	7.00%, due 03/31/24 (a)	685,627
	Oasis Petroleum, Inc.
531,000	6.88%, due 03/15/22	455,333
	Peabody Energy Corp.
1,312,000	6.00%, due 11/15/18	303,466
1,318,000	6.25%, due 11/15/21	207,585
	Sanchez Energy Corp.
821,000	6.13%, due 01/15/23	564,438
	Targa Resources Partners LP/ Targa Resources Partners Finance Corp.
694,000	5.00%, due 01/15/18 (a)	681,855
	Whiting Petroleum Corp.
752,000	5.00%, due 03/15/19	706,880
350,000	5.75%, due 03/15/21	318,500
	WPX Energy, Inc.
820,000	6.00%, due 01/15/22	694,950
		12,566,656

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 35

Principal Amount		Value
	Corporate Bonds (continued)
	Pharmaceuticals — 3.0%
	Endo Ltd./Endo Finance LLC/ Endo Finco, Inc.
$376,000	6.00%, due 07/15/23 (a)	$361,900
675,000	6.00%, due 02/01/25 (a)	641,250
	Valeant Pharmaceuticals International, Inc.
1,051,000	5.88%, due 05/15/23 (a)	909,115
1,373,000	6.13%, due 04/15/25 (a)	1,187,645
		3,099,910
	Real Estate Investment Trusts (REITs) — 1.4%
	Crown Castle International Corp.
845,000	5.25%, due 01/15/23	875,631
	Iron Mountain, Inc.
624,000	5.75%, due 08/15/24	619,320
		1,494,951
	Road & Rail — 0.4%
	Hertz Corp. (The)
357,000	6.75%, due 04/15/19	364,140
	Semiconductors & Semiconductor Equipment — 1.6%
	Micron Technology, Inc.
1,798,000	5.50%, due 02/01/25	1,667,645
	Software — 3.1%
	Audatex North America, Inc.
880,000	6.00%, due 06/15/21 (a)	887,700
150,000	6.13%, due 11/01/23 (a)	151,125
	BMC Software Finance, Inc.
850,000	8.13%, due 07/15/21 (a)	658,750
	Infor US, Inc.
889,000	6.50%, due 05/15/22 (a)	788,987
	Nuance Communications, Inc.
700,000	5.38%, due 08/15/20 (a)	710,500
		3,197,062
	Specialty Retail — 2.0%
	Claire's Stores, Inc.
600,000	9.00%, due 03/15/19 (a)	453,000
	Dollar Tree, Inc.
1,422,000	5.75%, due 03/01/23 (a)	1,475,325
	L Brands, Inc.
169,000	5.63%, due 02/15/22	179,512
		2,107,837
	Thrifts & Mortgage Finance — 0.8%
	Quicken Loans, Inc.
818,000	5.75%, due 05/01/25 (a)	790,393
Principal Amount		Value
	Corporate Bonds (continued)
	Trading Companies & Distributors — 3.0%
	HD Supply, Inc.
$895,000	7.50%, due 07/15/20	$944,225
	International Lease Finance Corp.
1,413,000	8.75%, due 03/15/17	1,510,144
135,000	6.25%, due 05/15/19	145,145
	United Rentals North America, Inc.
461,000	7.63%, due 04/15/22	495,575
		3,095,089
	Wireless Telecommunication Services — 3.4%
	Sprint Communications, Inc.
563,000	9.00%, due 11/15/18 (a)	608,040
	Sprint Corp.
2,071,000	7.88%, due 09/15/23	1,667,155
	T-Mobile USA, Inc.
1,194,000	6.25%, due 04/01/21	1,223,850
		3,499,045
	Total Corporate Bonds (Cost $110,209,858)	98,333,426
	Repurchase Agreements (b) — 2.4%
2,464,101	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,464,109	2,464,101
	Total Repurchase Agreements (Cost $2,464,101)	2,464,101
	Total Investment Securities (Cost $112,673,959) — 96.5%	100,797,527
	Other assets less liabilities — 3.5%	3,625,007
	Net Assets — 100.0%	$104,422,534

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed illiquid at November 30, 2015.

See accompanying notes to the financial statements.

36 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,279
Aggregate gross unrealized depreciation	(12,102,886)
Net unrealized depreciation	$(11,895,607)
Federal income tax cost of investments	$112,693,134

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note Futures Contracts	355	03/21/16	$44,885,313	$(26,726)
U.S. 2 Year Treasury Note Futures Contracts	85	03/31/16	18,491,484	3,400
U.S. 5 Year Treasury Note Futures Contracts	322	03/31/16	38,214,859	(5,471)
				$(28,797)

Cash collateral in the amount of $906,730 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 37

Principal Amount		Value
	Corporate Bonds — 95.0%
	Aerospace & Defense — 1.3%
	Lockheed Martin Corp.
$140,000	4.07%, due 12/15/42	$129,856
	United Technologies Corp.
1,176,000	6.13%, due 07/15/38	1,450,968
240,000	5.70%, due 04/15/40	284,699
		1,865,523
	Air Freight & Logistics — 0.3%
	United Parcel Service, Inc.
416,000	2.45%, due 10/01/22	412,896
	Automobiles — 1.4%
	Daimler Finance North America LLC
100,000	8.50%, due 01/18/31	144,889
	Ford Motor Co.
620,000	7.45%, due 07/16/31	775,677
	General Motors Co.
859,000	4.88%, due 10/02/23	888,793
251,000	5.20%, due 04/01/45	239,174
		2,048,533
	Banks — 18.3%
	Banco do Brasil S.A.
499,000	3.88%, due 10/10/22	425,397
	Bank of America Corp.
230,000	5.70%, due 01/24/22	262,850
1,216,000	3.30%, due 01/11/23	1,215,042
241,000	4.20%, due 08/26/24	243,240
248,000	6.11%, due 01/29/37	285,673
952,000	7.75%, due 05/14/38	1,306,489
576,000	4.88%, due 04/01/44	610,426
	Barclays Bank PLC
1,273,000	3.75%, due 05/15/24	1,298,990
	Citigroup, Inc.
2,457,000	3.88%, due 10/25/23	2,550,499
459,000	5.88%, due 01/30/42	536,255
1,371,000	5.30%, due 05/06/44	1,439,330
	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.
1,286,000	3.88%, due 02/08/22	1,359,765
1,037,000	4.63%, due 12/01/23	1,080,461
263,000	5.25%, due 08/04/45	277,682
	Fifth Third Bancorp
507,000	8.25%, due 03/01/38	731,213
	HSBC Bank USA N.A.
328,000	5.88%, due 11/01/34	382,587
	HSBC Holdings PLC
827,000	4.25%, due 03/14/24	835,607
1,111,000	6.80%, due 06/01/38	1,395,132
799,000	5.25%, due 03/14/44	840,561
Principal Amount		Value
	Corporate Bonds (continued)
	JPMorgan Chase & Co.
$1,602,000	4.50%, due 01/24/22	$1,737,937
1,237,000	3.25%, due 09/23/22	1,251,107
548,000	3.88%, due 09/10/24	550,709
867,000	6.40%, due 05/15/38	1,108,354
	Wells Fargo & Co.
240,000	3.50%, due 03/08/22	248,995
1,132,000	3.30%, due 09/09/24	1,129,768
1,581,000	3.00%, due 02/19/25	1,535,034
587,000	3.90%, due 05/01/45	543,467
	Wells Fargo Bank N.A.
1,018,000	6.60%, due 01/15/38	1,335,739
		26,518,309
	Beverages — 2.1%
	Anheuser-Busch InBev Worldwide, Inc.
400,000	2.50%, due 07/15/22	386,979
1,100,000	3.75%, due 07/15/42	968,656
	Coca-Cola Co. (The)
434,000	3.30%, due 09/01/21	456,351
	PepsiCo, Inc.
1,245,000	2.75%, due 03/05/22	1,258,478
		3,070,464
	Capital Markets — 8.1%
	BlackRock, Inc.
190,000	3.50%, due 03/18/24	195,168
	Credit Suisse AG
1,021,000	3.00%, due 10/29/21	1,025,549
	Deutsche Bank AG
199,000	3.70%, due 05/30/24	198,646
419,000	4.50%, due 04/01/25	395,730
	Goldman Sachs Group, Inc. (The)
1,185,000	3.63%, due 01/22/23	1,216,783
634,000	5.95%, due 01/15/27	713,616
1,696,000	6.13%, due 02/15/33	2,033,115
471,000	6.45%, due 05/01/36	547,747
	Morgan Stanley
1,255,000	3.88%, due 04/29/24	1,296,647
1,336,000	3.70%, due 10/23/24	1,358,668
1,427,000	5.00%, due 11/24/25	1,537,799
	State Street Corp.
1,127,000	3.70%, due 11/20/23	1,176,988
		11,696,456
	Chemicals — 0.6%
	Dow Chemical Co. (The)
292,000	7.38%, due 11/01/29	366,262
	Ecolab, Inc.
150,000	4.35%, due 12/08/21	161,264

See accompanying notes to the financial statements.

38 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	EI du Pont de Nemours & Co.
$330,000	2.80%, due 02/15/23	$317,834
		845,360
	Communications Equipment — 1.0%
	Cisco Systems, Inc.
1,270,000	3.63%, due 03/04/24	1,335,755
	Telefonaktiebolaget LM Ericsson
150,000	4.13%, due 05/15/22	154,681
		1,490,436
	Consumer Finance — 2.3%
	American Express Co.
677,000	4.05%, due 12/03/42	642,265
	Capital One Financial Corp.
981,000	4.75%, due 07/15/21	1,066,255
	Ford Motor Credit Co. LLC
406,000	5.88%, due 08/02/21	456,073
729,000	4.38%, due 08/06/23	762,331
	Toyota Motor Credit Corp.
320,000	3.40%, due 09/15/21	333,936
		3,260,860
	Diversified Financial Services — 3.3%
	General Electric Capital Corp.
841,000	4.65%, due 10/17/21	937,391
500,000	6.75%, due 03/15/32	655,702
238,000	6.88%, due 01/10/39	325,900
	Shell International Finance B.V.
640,000	2.38%, due 08/21/22	622,370
450,000	3.25%, due 05/11/25	447,435
364,000	5.50%, due 03/25/40	413,120
732,000	4.55%, due 08/12/43	742,442
638,000	4.38%, due 05/11/45	630,817
		4,775,177
	Diversified Telecommunication Services — 5.7%
	AT&T, Inc.
675,000	6.50%, due 09/01/37	767,117
180,000	5.35%, due 09/01/40	179,562
1,332,000	5.55%, due 08/15/41	1,367,037
	Embarq Corp.
572,000	8.00%, due 06/01/36	601,058
	Telefonica Emisiones SAU
987,000	7.05%, due 06/20/36	1,196,897
	Verizon Communications, Inc.
750,000	3.50%, due 11/01/21	770,441
910,000	5.15%, due 09/15/23	1,017,233
48,000	6.40%, due 09/15/33	55,979
836,000	5.85%, due 09/15/35	918,770
584,000	6.00%, due 04/01/41	649,400
Principal Amount		Value
	Corporate Bonds (continued)
$500,000	4.86%, due 08/21/46	$486,055
183,000	4.52%, due 09/15/48	166,226
		8,175,775
	Electric Utilities — 0.8%
	Duke Energy Florida LLC
100,000	6.40%, due 06/15/38	129,397
	FirstEnergy Corp.
239,000	7.38%, due 11/15/31	288,129
	Pacific Gas & Electric Co.
651,000	6.05%, due 03/01/34	780,906
		1,198,432
	Energy Equipment & Services — 0.6%
	Baker Hughes, Inc.
558,000	5.13%, due 09/15/40	568,510
	Halliburton Co.
234,000	7.45%, due 09/15/39	307,683
		876,193
	Food & Staples Retailing — 2.3%
	Wal-Mart Stores, Inc.
413,000	7.55%, due 02/15/30	584,073
682,000	5.25%, due 09/01/35	782,462
581,000	6.50%, due 08/15/37	752,055
1,039,000	5.63%, due 04/15/41	1,248,059
		3,366,649
	Food Products — 1.1%
	Kellogg Co.
409,000	7.45%, due 04/01/31	521,328
	Kraft Foods Group, Inc.
853,000	3.50%, due 06/06/22	866,679
	Unilever Capital Corp.
127,000	5.90%, due 11/15/32	162,878
		1,550,885
	Health Care Equipment & Supplies — 0.2%
	Medtronic, Inc.
264,000	4.63%, due 03/15/45	271,023
	Health Care Providers & Services — 2.6%
	Anthem, Inc.
467,000	3.30%, due 01/15/23	462,719
	Express Scripts Holding Co.
393,000	4.75%, due 11/15/21	426,481
	HCA, Inc.
500,000	5.00%, due 03/15/24	503,750
810,000	5.25%, due 04/15/25	819,112
	Howard Hughes Medical Institute
384,000	3.50%, due 09/01/23	400,976

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 39

Principal Amount		Value
	Corporate Bonds (continued)
	UnitedHealth Group, Inc.
$634,000	6.88%, due 02/15/38	$840,801
350,000	4.75%, due 07/15/45	368,420
		3,822,259
	Household Products — 0.6%
	Procter & Gamble Co. (The)
940,000	2.30%, due 02/06/22	937,839
	Industrial Conglomerates — 1.4%
	General Electric Co.
987,000	2.70%, due 10/09/22	989,991
550,000	4.13%, due 10/09/42	536,960
219,000	4.50%, due 03/11/44	225,902
	Koninklijke Philips N.V.
191,000	6.88%, due 03/11/38	220,606
		1,973,459
	Insurance — 1.7%
	American International Group, Inc.
805,000	4.88%, due 06/01/22	878,025
123,000	4.13%, due 02/15/24	128,037
	AXA S.A.
254,000	8.60%, due 12/15/30	351,155
	MetLife, Inc.
364,000	5.70%, due 06/15/35	427,525
787,000	4.05%, due 03/01/45	740,821
		2,525,563
	Internet Software & Services — 0.6%
	Google, Inc.
786,000	3.38%, due 02/25/24	828,084
	IT Services — 0.8%
	International Business Machines Corp.
895,000	3.63%, due 02/12/24	924,093
301,000	4.00%, due 06/20/42	278,718
		1,202,811
	Machinery — 0.4%
	Caterpillar, Inc.
594,000	3.80%, due 08/15/42	534,291
	Media — 8.1%
	21st Century Fox America, Inc.
500,000	6.40%, due 12/15/35	591,458
650,000	6.65%, due 11/15/37	767,510
	Comcast Cable Communications Holdings, Inc.
157,000	9.46%, due 11/15/22	219,221
Principal Amount		Value
	Corporate Bonds (continued)
	Comcast Corp.
$915,000	3.13%, due 07/15/22	$940,195
992,000	3.60%, due 03/01/24	1,035,398
611,000	4.25%, due 01/15/33	610,859
821,000	6.50%, due 11/15/35	1,044,592
	DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.
305,000	3.80%, due 03/15/22	311,832
910,000	6.38%, due 03/01/41	991,931
	Historic TW, Inc.
687,000	6.63%, due 05/15/29	824,344
	NBCUniversal Media LLC
371,000	5.95%, due 04/01/41	451,707
	Omnicom Group, Inc.
460,000	3.63%, due 05/01/22	465,640
	Time Warner Cable, Inc.
233,000	7.30%, due 07/01/38	252,138
540,000	6.75%, due 06/15/39	557,309
	Time Warner Entertainment Co. LP
204,000	8.38%, due 03/15/23	252,605
	Time Warner, Inc.
389,000	7.70%, due 05/01/32	495,682
780,000	6.10%, due 07/15/40	863,086
	Viacom, Inc.
826,000	4.38%, due 03/15/43	609,034
	Walt Disney Co. (The)
501,000	2.35%, due 12/01/22	496,542
		11,781,083
	Metals & Mining — 3.4%
	BHP Billiton Finance USA Ltd.
627,000	3.85%, due 09/30/23	619,966
395,000	4.13%, due 02/24/42	337,077
549,000	5.00%, due 09/30/43	525,224
	Newmont Mining Corp.
408,000	6.25%, due 10/01/39	345,528
	Rio Tinto Finance USA Ltd.
498,000	3.75%, due 09/20/21	507,015
	Southern Copper Corp.
1,140,000	5.25%, due 11/08/42	850,282
	Vale Overseas Ltd.
407,000	4.38%, due 01/11/22	339,434
510,000	6.88%, due 11/21/36	376,487
616,000	6.88%, due 11/10/39	451,682
	Vale S.A.
793,000	5.63%, due 09/11/42	515,529
		4,868,224
	Multiline Retail — 0.8%
	Target Corp.
1,175,000	4.00%, due 07/01/42	1,141,293

See accompanying notes to the financial statements.

40 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Multi-Utilities — 0.4%
	Berkshire Hathaway Energy Co.
$504,000	6.50%, due 09/15/37	$624,079
	Oil, Gas & Consumable Fuels — 7.6%
	Anadarko Petroleum Corp.
393,000	6.45%, due 09/15/36	431,122
	Apache Corp.
200,000	6.00%, due 01/15/37	216,640
	BP Capital Markets PLC
503,000	3.25%, due 05/06/22	508,630
772,000	3.81%, due 02/10/24	792,751
	Cenovus Energy, Inc.
252,000	6.75%, due 11/15/39	263,018
	CNOOC Finance 2013 Ltd.
200,000	3.00%, due 05/09/23	190,295
	CNOOC Finance 2015 USA LLC
450,000	3.50%, due 05/05/25	434,105
	ConocoPhillips
998,000	6.50%, due 02/01/39	1,190,973
	Devon Energy Corp.
304,000	7.95%, due 04/15/32	372,273
	Ecopetrol S.A.
983,000	5.88%, due 09/18/23	973,170
	Hess Corp.
370,000	5.60%, due 02/15/41	361,803
	Kinder Morgan Energy Partners LP
570,000	6.95%, due 01/15/38	524,667
	Newfield Exploration Co.
409,000	5.63%, due 07/01/24	385,483
	Nexen Energy ULC
612,000	6.40%, due 05/15/37	715,459
	Phillips 66
718,000	4.30%, due 04/01/22	754,703
	Statoil ASA
143,000	3.70%, due 03/01/24	147,429
	Suncor Energy, Inc.
209,000	6.50%, due 06/15/38	249,498
	Total Capital International S.A.
135,000	2.75%, due 06/19/21	136,126
184,000	2.88%, due 02/17/22	184,907
494,000	2.70%, due 01/25/23	485,066
103,000	3.70%, due 01/15/24	106,604
157,000	3.75%, due 04/10/24	163,192
	TransCanada PipeLines Ltd.
100,000	2.50%, due 08/01/22	94,001
684,000	6.20%, due 10/15/37	754,923
	Valero Energy Corp.
368,000	6.63%, due 06/15/37	398,271
	Williams Partners LP
102,000	6.30%, due 04/15/40	86,878
		10,921,987
Principal Amount		Value
	Corporate Bonds (continued)
	Pharmaceuticals — 6.1%
	AbbVie, Inc.
$398,000	2.90%, due 11/06/22	$387,147
738,000	4.40%, due 11/06/42	686,495
	AstraZeneca PLC
1,041,000	6.45%, due 09/15/37	1,344,738
	GlaxoSmithKline Capital PLC
1,122,000	2.85%, due 05/08/22	1,131,383
	GlaxoSmithKline Capital, Inc.
330,000	6.38%, due 05/15/38	423,379
	Merck & Co., Inc.
313,000	2.35%, due 02/10/22	308,196
990,000	4.15%, due 05/18/43	986,856
	Novartis Capital Corp.
330,000	2.40%, due 09/21/22	325,896
1,214,000	4.40%, due 05/06/44	1,270,582
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	491,103
200,000	3.40%, due 05/15/24	204,512
928,000	7.20%, due 03/15/39	1,268,413
		8,828,700
	Real Estate Investment Trusts (REITs) — 0.6%
	American Tower Corp.
597,000	3.50%, due 01/31/23	583,070
	Weyerhaeuser Co.
235,000	7.38%, due 03/15/32	286,303
		869,373
	Semiconductors & Semiconductor Equipment — 0.8%
	Intel Corp.
317,000	3.30%, due 10/01/21	331,870
846,000	4.80%, due 10/01/41	890,035
		1,221,905
	Software — 1.6%
	Microsoft Corp.
439,000	5.30%, due 02/08/41	505,485
	Oracle Corp.
375,000	2.80%, due 07/08/21	381,072
1,174,000	6.13%, due 07/08/39	1,431,528
		2,318,085
	Specialty Retail — 0.6%
	Home Depot, Inc. (The)
646,000	5.88%, due 12/16/36	794,673

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 41

Principal Amount		Value
	Corporate Bonds (continued)
	Technology Hardware, Storage & Peripherals — 4.2%
	Apple, Inc.
$664,000	2.70%, due 05/13/22	$667,766
1,295,000	2.40%, due 05/03/23	1,265,039
126,000	3.45%, due 05/06/24	130,515
700,000	2.50%, due 02/09/25	671,716
306,000	3.20%, due 05/13/25	310,055
1,015,000	3.85%, due 05/04/43	941,479
697,000	3.45%, due 02/09/45	598,733
	HP, Inc.
573,000	4.38%, due 09/15/21	574,933
597,000	4.65%, due 12/09/21	601,859
	Seagate HDD Cayman
354,000	4.75%, due 06/01/23	312,587
		6,074,682
	Thrifts & Mortgage Finance — 0.6%
	Abbey National Treasury Services PLC
585,000	4.00%, due 03/13/24	611,067
	BPCE S.A.
250,000	4.00%, due 04/15/24	259,473
		870,540
	Tobacco — 1.3%
	Altria Group, Inc.
738,000	2.85%, due 08/09/22	724,785
200,000	4.00%, due 01/31/24	208,865
	Philip Morris International, Inc.
333,000	6.38%, due 05/16/38	421,179
	Reynolds American, Inc.
518,000	4.75%, due 11/01/42	499,229
		1,854,058
Principal Amount		Value
	Corporate Bonds (continued)
	Wireless Telecommunication Services — 1.4%
	America Movil SAB de CV
$735,000	3.13%, due 07/16/22	$727,759
	Vodafone Group PLC
1,038,000	2.95%, due 02/19/23	995,838
350,000	4.38%, due 02/19/43	292,164
		2,015,761
	Total Corporate Bonds (Cost $140,369,030)	137,431,720
	Repurchase Agreements (a) — 2.2%
3,219,965	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $3,219,974	3,219,965
	Total Repurchase Agreements (Cost $3,219,965)	3,219,965
	Total Investment Securities (Cost $143,588,995) — 97.2%	140,651,685
	Other assets less liabilities — 2.8%	3,987,670
	Net Assets — 100.0%	$144,639,355

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$840,961
Aggregate gross unrealized depreciation	(3,835,091)
Net unrealized depreciation	$(2,994,130)
Federal income tax cost of investments	$143,645,815

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	446	03/21/16	$56,391,125	$(35,383)
U.S. Long Bond Futures Contracts	257	03/21/16	39,578,000	(96,550)
Ultra Long Term U.S. Treasury Bond Futures Contracts	172	03/21/16	27,251,250	(92,581)
				$(224,514)

Cash collateral in the amount of $2,399,210 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

42 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 99.2%
	Banks — 94.7%
	Australia & New Zealand Banking Group Ltd.
$250,000	2.05%, due 05/27/20 (a)	$247,030
	Bank of Nova Scotia (The)
308,000	1.85%, due 04/14/20	302,736
	Barclays Bank PLC
295,000	2.25%, due 05/10/17 (a)	298,944
	Canadian Imperial Bank of Commerce
200,000	2.25%, due 07/21/20 (a)	200,205
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18 (a)	299,952
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17 (a)	199,630
	DNB Boligkreditt AS
270,000	1.45%, due 03/21/18 (a)	268,610
	National Australia Bank Ltd.
300,000	1.25%, due 03/08/18 (a)	297,383
295,000	2.00%, due 02/22/19 (a)	296,277
250,000	2.13%, due 09/09/19 (a)	250,706
	Norddeutsche Landesbank Girozentrale
200,000	2.00%, due 02/05/19 (a)	200,559
	Royal Bank of Canada
150,000	1.20%, due 09/19/17	149,554
330,000	2.00%, due 10/01/18	332,352
300,000	2.20%, due 09/23/19	301,897
150,000	1.88%, due 02/05/20	148,746
200,000	2.10%, due 10/14/20	197,230
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18 (a)	198,389
	SpareBank 1 Boligkreditt AS
320,000	1.25%, due 05/02/18 (a)	316,445
	Stadshypotek AB
320,000	1.25%, due 05/23/18(a)	316,861
	Swedbank Hypotek AB
200,000	1.38%, due 03/28/18 (a)	198,398
	Toronto-Dominion Bank (The)
200,000	2.25%, due 09/25/19 (a)	201,676
	Westpac Banking Corp.
200,000	1.38%, due 05/30/18 (a)	198,335
440,000	1.85%, due 11/26/18 (a)	439,525
350,000	2.00%, due 03/03/20 (a)	347,213
		6,208,653
Principal Amount		Value
	Corporate Bonds (continued)
	Capital Markets — 4.5%
	ING Bank N.V.
$300,000	2.63%, due 12/05/22 (a)	$297,318
	Total Corporate Bonds (Cost $6,512,014)	6,505,971
	Repurchase Agreements (b) — 4.6%
301,516	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $301,516	301,516
	Total Repurchase Agreements (Cost $301,516)	301,516
	Total Investment Securities (Cost $6,813,530) — 103.8%	6,807,487
	Liabilities in excess of other assets — (3.8%)	(249,152)
	Net Assets — 100.0%	$6,558,335

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,924
Aggregate gross unrealized depreciation	(16,967)
Net unrealized depreciation	$(6,043)
Federal income tax cost of investments	$6,813,530

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: USD COVERED BOND COBO :: 43

USD Covered Bond invested, as a percentage of net assets, in the following countries as of November 30, 2015:

Australia	36.2%
Canada	28.0%
Sweden	10.9%
Norway	8.9%
United Kingdom	4.6%
Netherlands	4.5%
Germany	3.1%
France	3.0%
Other[1]	0.8%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

44 :: COBO USD COVERED BOND :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount			Value
		Sovereign Government & Agency Obligations — 88.7%
		Germany — 88.7%
		Bund Laender Anleihe
EUR	139,000	1.50%, due 07/15/20	$157,008
		Bundesrepublik Deutschland
	139,000	3.75%, due 01/04/19	165,596
	136,000	3.50%, due 07/04/19	163,460
	143,000	1.75%, due 07/04/22	168,677
	158,000	0.50%, due 02/15/25	168,345
	102,000	4.00%, due 01/04/37	164,294
		Gemeinsame Deutsche Bundeslaender
	75,000	1.75%, due 06/13/22	86,568
	65,000	0.50%, due 02/05/25	67,465
		KFW
	159,000	0.00%, due 12/07/18	169,071
	126,000	3.88%, due 01/21/19	150,248
	151,000	0.88%, due 03/18/19	165,228
	159,000	0.13%, due 06/01/20	169,531
	129,000	3.38%, due 01/18/21	160,099
		State of Baden-Wurttemberg
	67,000	1.00%, due 07/18/22	74,010
	76,000	2.00%, due 11/13/23	89,608
		State of Berlin
	65,000	1.88%, due 06/12/23	75,756
	80,000	1.63%, due 06/03/24	91,544
		State of Brandenburg
	42,000	1.50%, due 02/12/20	47,201
	48,000	3.50%, due 06/15/21	60,036
		State of Hesse
	66,000	1.75%, due 01/20/23	76,322
	65,000	1.38%, due 06/10/24	73,056
		State of Lower Saxony
	54,000	4.25%, due 02/27/18	62,741
	71,000	2.13%, due 01/16/24	84,454
		State of North Rhine-Westphalia
	68,000	0.88%, due 12/04/17	73,393
	81,000	1.88%, due 09/15/22	94,162
		State of Rhineland-Palatinate
	60,000	4.25%, due 03/02/18	69,752
	52,000	0.50%, due 01/21/25	53,985
		State of Saxony-Anhalt
	43,000	1.63%, due 04/25/23	49,344
	46,000	1.88%, due 04/10/24	53,725
			3,084,679
		Total Sovereign Government & Agency Obligations (Cost $3,590,125)	3,084,679
Principal Amount			Value
		Corporate Bonds — 10.0%
		Banks — 10.0%
		Landeskreditbank Baden- Wuerttemberg Foerderbank
EUR	44,000	1.00%, due 11/19/18	$48,163
	49,000	0.25%, due 11/25/19	52,523
		Landwirtschaftliche Rentenbank
	54,000	2.88%, due 08/30/21	66,313
	58,000	1.25%, due 05/20/22	65,635
		NRW Bank
	44,000	0.63%, due 06/30/17	47,105
	54,000	3.88%, due 01/27/20	66,396
			346,135
		Total Corporate Bonds (Cost $389,791)	346,135
		Repurchase Agreements (a) — 0.5%
	$16,244	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $16,244	16,244
		Total Repurchase Agreements (Cost $16,244)	16,244
		Total Investment Securities (Cost $3,996,160) — 99.2%	3,447,058
		Other assets less liabilities — 0.8%	28,833
		Net Assets — 100.0%	$3,475,891

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  Euro

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(550,679)
Net unrealized depreciation	$(550,679)
Federal income tax cost of investments	$3,997,737

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: GERMAN SOVEREIGN/SUB-SOVEREIGN ETF GGOV :: 45

Principal Amount		Value
	Sovereign Government & Agency Obligations — 69.6%
	Brazil — 4.9%
	Banco Nacional de Desenvolvimento Economico e Social
$100,000	6.37%, due 06/16/18	$101,000
100,000	6.50%, due 06/10/19	101,000
	Brazilian Government International Bond
102,000	6.00%, due 01/17/17	105,672
60,000	8.88%, due 10/14/19	69,897
		377,569
	Colombia — 1.9%
	Colombia Government International Bond
110,000	11.75%, due 02/25/20	144,100
	Hungary — 3.5%
	Hungary Government International Bond
114,000	4.13%, due 02/19/18	119,059
135,000	6.25%, due 01/29/20	151,742
		270,801
	Indonesia — 7.9%
	Indonesia Government International Bond
162,000	6.88%, due 01/17/18	177,124
100,000	5.88%, due 03/13/20	109,218
	Perusahaan Penerbit SBSN Indonesia III
300,000	6.13%, due 03/15/19	328,945
		615,287
	Lithuania — 2.8%
	Lithuania Government International Bond
205,000	5.13%, due 09/14/17	218,997
	Mexico — 4.0%
	Mexico Government International Bond
100,000	5.63%, due 01/15/17	104,500
90,000	5.95%, due 03/19/19	100,485
100,000	5.13%, due 01/15/20	109,500
		314,485
	Pakistan — 2.6%
	Pakistan Government International Bond
200,000	6.75%, due 12/03/19	203,893
Principal Amount		Value
	Sovereign Government & Agency Obligations (continued)
	Panama — 1.4%
	Panama Government International Bond
$100,000	5.20%, due 01/30/20	$108,375
	Peru — 1.0%
	Peruvian Government International Bond
70,000	7.13%, due 03/30/19	80,605
	Philippines — 2.4%
	Philippine Government International Bond
150,000	8.38%, due 06/17/19	182,959
	Poland — 2.5%
	Poland Government International Bond
170,000	6.38%, due 07/15/19	195,712
	Qatar — 6.0%
	Qatar Government International Bond
230,000	6.55%, due 04/09/19	264,877
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	203,211
		468,088
	Russia — 3.9%
	Russian Foreign Bond - Eurobond
80,000	11.00%, due 07/24/18	95,600
200,000	5.00%, due 04/29/20	209,600
		305,200
	Serbia — 2.7%
	Republic of Serbia
200,000	4.88%, due 02/25/20	206,032
	Slovenia — 2.7%
	Slovenia Government International Bond
200,000	4.13%, due 02/18/19	211,144
	South Africa — 2.8%
	South Africa Government International Bond
200,000	6.88%, due 05/27/19	220,658

See accompanying notes to the financial statements.

46 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Sovereign Government & Agency Obligations (continued)
	Sri Lanka — 2.6%
	Sri Lanka Government International Bond
$200,000	6.00%, due 01/14/19	$198,722
	Turkey — 5.5%
	Turkey Government International Bond
102,000	6.75%, due 04/03/18	110,198
100,000	7.50%, due 11/07/19	113,250
180,000	7.00%, due 06/05/20	202,052
		425,500
	Ukraine — 6.1%
	Ukraine Government International Bond
200,000	6.25%, due 06/17/16^	176,900
140,000	6.58%, due 11/21/16^	123,830
100,000	8.38%, due 11/03/17^	88,450
100,000	6.75%, due 11/14/17^	88,450
		477,630
	Venezuela — 2.4%
	Venezuela Government International Bond
100,000	5.75%, due 02/26/16	91,500
220,000	7.75%, due 10/13/19	94,050
		185,550
	Total Sovereign Government & Agency Obligations (Cost $5,339,566)	5,411,307
	Corporate Bonds — 28.4%
	Banks — 9.3%
	QNB Finance Ltd.
200,000	3.38%, due 02/22/17	203,292
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
200,000	7.75%, due 05/29/18	212,000
	Sberbank of Russia Via SB Capital S.A.
100,000	5.40%, due 03/24/17	102,083
	Turkiye Halk Bankasi AS
200,000	4.88%, due 07/19/17	203,632
		721,007
	Diversified Financial Services — 1.7%
	Gazprom OAO Via Gaz Capital S.A.
125,000	6.21%, due 11/22/16	129,480
Principal Amount		Value
	Corporate Bonds (continued)
	Electric Utilities — 4.8%
	Hrvatska Elektroprivreda
$250,000	6.00%, due 11/09/17	$264,143
	Majapahit Holding B.V.
100,000	8.00%, due 08/07/19	112,500
		376,643
	Electrical Equipment — 1.3%
	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, due 11/02/16	104,750
	Multi-Utilities — 1.4%
	Empresas Publicas de Medellin ESP
100,000	7.63%, due 07/29/19	112,620
	Oil, Gas & Consumable Fuels — 9.9%
	Petrobras Global Finance B.V.
100,000	3.25%, due 03/17/17	93,500
84,000	5.88%, due 03/01/18	76,650
90,000	7.88%, due 03/15/19	83,565
80,000	4.88%, due 03/17/20	64,376
	Petroleos de Venezuela S.A.
63,000	5.13%, due 10/28/16	48,353
140,000	5.25%, due 04/12/17	80,150
	Petroleos Mexicanos
204,000	5.75%, due 03/01/18	215,777
60,000	8.00%, due 05/03/19	68,034
36,000	6.00%, due 03/05/20	38,779
		769,184
	Total Corporate Bonds (Cost $2,239,007)	2,213,684
	Repurchase Agreements (a) — 1.0%
77,558	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $77,558	77,558
	Total Repurchase Agreements (Cost $77,558)	77,558
	Total Investment Securities (Cost $7,656,131) — 99.0%	7,702,549
	Other assets less liabilities — 1.0%	77,135
	Net Assets — 100.0%	$7,779,684

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 47

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $477,630 or 6.14% of net assets.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,611
Aggregate gross unrealized depreciation	(132,193)
Net unrealized appreciation	$46,418
Federal income tax cost of investments	$7,656,131

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2015:

Russia	9.6%
Indonesia	9.4%
Brazil	9.0%
Qatar	8.6%
Mexico	8.2%
Turkey	8.1%
Ukraine	6.1%
Venezuela	4.0%
Philippines	3.7%
Hungary	3.5%
Croatia	3.4%
Colombia	3.3%
South Africa	2.8%
Lithuania	2.8%
Serbia	2.7%
Slovenia	2.7%
Sri Lanka	2.6%
Pakistan	2.6%
Poland	2.5%
Panama	1.4%
Peru	1.0%
Other[1]	2.0%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

48 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 11.9%
75	3M Co. (Industrials)	0.0%	$11,744
199	AbbVie, Inc. (Health Care)	0.0%	11,572
47	Allergan PLC* (Health Care)	0.0%	14,753
35	Alphabet, Inc., Class A* (Information Technology)	0.1%	26,700
35	Alphabet, Inc., Class C* (Information Technology)	0.1%	25,991
235	Altria Group, Inc. (Consumer Staples)	0.0%	13,536
46	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	30,581
91	Amgen, Inc. (Health Care)	0.0%	14,660
684	Apple, Inc. (Information Technology)	0.2%	80,917
738	AT&T, Inc. (Telecommunication Services)	0.1%	24,848
1,256	Bank of America Corp. (Financials)	0.1%	21,892
225	Berkshire Hathaway, Inc., Class B* (Financials)	0.1%	30,170
77	Boeing Co. (The) (Industrials)	0.0%	11,200
200	Bristol-Myers Squibb Co. (Health Care)	0.0%	13,402
95	Celgene Corp.* (Health Care)	0.0%	10,398
226	Chevron Corp. (Energy)	0.1%	20,638
610	Cisco Systems, Inc. (Information Technology)	0.0%	16,622
361	Citigroup, Inc. (Financials)	0.1%	19,526
470	Coca-Cola Co. (The) (Consumer Staples)	0.1%	20,031
254	Comcast Corp., Class A (Consumer Discretionary)	0.0%	15,458
134	CVS Health Corp. (Consumer Staples)	0.0%	12,608
500	Exxon Mobil Corp. (Energy)	0.1%	40,830
271	Facebook, Inc., Class A* (Information Technology)	0.1%	28,249
1,131	General Electric Co. (Industrials)	0.1%	33,862
176	Gilead Sciences, Inc. (Health Care)	0.1%	18,649
154	Home Depot, Inc. (The) (Consumer Discretionary)	0.1%	20,618
570	Intel Corp. (Information Technology)	0.1%	19,819
108	International Business Machines Corp. (Information Technology)	0.0%	15,057
332	Johnson & Johnson (Health Care)	0.1%	33,612
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
444	JPMorgan Chase & Co. (Financials)	0.1%	$29,606
120	MasterCard, Inc., Class A (Information Technology)	0.0%	11,750
113	McDonald's Corp. (Consumer Discretionary)	0.0%	12,900
170	Medtronic PLC (Health Care)	0.0%	12,808
338	Merck & Co., Inc. (Health Care)	0.1%	17,917
960	Microsoft Corp. (Information Technology)	0.1%	52,176
81	NIKE, Inc., Class B (Consumer Discretionary)	0.0%	10,715
390	Oracle Corp. (Information Technology)	0.0%	15,198
176	PepsiCo, Inc. (Consumer Staples)	0.0%	17,628
740	Pfizer, Inc. (Health Care)	0.1%	24,250
186	Philip Morris International, Inc. (Consumer Staples)	0.0%	16,255
325	Procter & Gamble Co. (The) (Consumer Staples)	0.1%	24,323
152	Schlumberger Ltd. (Energy)	0.0%	11,727
178	Starbucks Corp. (Consumer Discretionary)	0.0%	10,927
114	UnitedHealth Group, Inc. (Health Care)	0.0%	12,849
488	Verizon Communications, Inc. (Telecommunication Services)	0.1%	22,180
234	Visa, Inc., Class A (Information Technology)	0.1%	18,488
189	Wal-Mart Stores, Inc. (Consumer Staples)	0.0%	11,121
186	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	21,105
560	Wells Fargo & Co. (Financials)	0.1%	30,856
144,967	Other Common Stocks	9.2%	3,731,099
	Total Common Stocks (Cost $4,283,502)		4,773,821
Principal Amount
	U.S. Government & Agency Security — 68.8%
	U.S. Treasury Bill
$27,796,000	0.00%, due 02/04/16		27,790,042
	Total U.S. Government & Agency Security (Cost $ 27,793,164)		27,790,042

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 49

Principal Amount		Value
	Repurchase Agreement (a) — 16.1%
$6,508,365	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $6,508,385	$6,508,365
	Total Repurchase Agreements (Cost $6,508,365)	6,508,365
	Total Investment Securities (Cost $38,585,031) — 96.8%	39,072,228
	Other assets less liabilities — 3.2%	1,309,239
	Net Assets — 100.0%	$40,381,467

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $26 or 0.00% of net assets.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$630,327
Aggregate gross unrealized depreciation	(188,411)
Net unrealized appreciation	$441,916
Federal income tax cost of investments	$38,630,312

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	31	12/14/15	$2,047,356	$112,489

Cash collateral in the amount of $56,265 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

50 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Hedge Replication ETF had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$27,575	11/06/17	Credit Suisse International	(0.06)%	iShares® MSCI Emerging Markets ETF	$(1,062)
128,890	11/06/17	Credit Suisse International	0.64%	S&P 500® Total Return Index	(985)
201,569	11/06/17	Credit Suisse International	(0.06)%	Russell 2000® Total Return Index	(77)
708,922	01/06/16	Credit Suisse International	(0.11)%	iShares® MSCI EAFE ETF	404,350
1,066,956					402,226	$—	$(401,000)	$1,226
63,918	11/06/17	Deutsche Bank AG	(0.39)%	iShares® MSCI Emerging Markets ETF	(2,448)
225,011	01/06/16	Deutsche Bank AG	0.36%	iShares® MSCI EAFE ETF	66,979
274,182	11/06/17	Deutsche Bank AG	(0.04)%	Russell 2000® Total Return Index	(106)
563,111					64,425	—	(50,000)	14,425
12,226	01/06/16	Morgan Stanley & Co. International PLC	(0.06)%	iShares® MSCI Emerging Markets ETF	681
33,891	11/06/17	Morgan Stanley & Co. International PLC	0.59%	S&P 500® Total Return Index	308
46,117					989	—	—	989
1,699	11/06/17	Societe Generale	0.19%	Russell 2000® Total Return Index	77
14,552	01/06/16	Societe Generale	0.59%	iShares® MSCI EAFE ETF	11,708
1,263,533	11/06/17	Societe Generale	(0.16)%	iShares® MSCI Emerging Markets ETF	(45,281)
1,279,784					(33,496)	—	33,496	—
3,211	11/06/17	UBS AG	0.04%	Russell 2000® Total Return Index	146
11,619	01/06/16	UBS AG	0.29%	iShares® MSCI Emerging Markets ETF	783
5,870,971	01/09/17	UBS AG	(0.11)%	iShares® MSCI EAFE ETF	218,238
5,885,801					219,167	—	—	219,167
$8,841,769					$653,311

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 51

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	1.6%
Consumer Staples	0.7%
Energy	0.6%
Financials	2.6%
Health Care	1.8%
Industrials	1.3%
Information Technology	2.3%
Materials	0.4%
Telecommunication Services	0.2%
Utilities	0.4%
Other[1]	88.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

52 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 92.5%
	Consumer Discretionary — 9.7%
112,346	Bwin Party Digital Entertainment PLC	$174,957
4,350	HomeAway, Inc.*	153,816
2,465	Montupet	186,110
955	Time Warner Cable, Inc.	176,456
		691,339
	Consumer Staples — 7.3%
15,650	Boulder Brands, Inc.*	171,055
4,379	Diamond Foods, Inc.*	177,262
21,955	Rite Aid Corp.*	173,005
		521,322
	Energy — 4.9%
2,913	Cameron International Corp.*	198,929
23,577	Canadian Oil Sands Ltd.	151,124
		350,053
	Financials — 12.3%
10,466	Astoria Financial Corp.	168,712
7,406	BioMed Realty Trust, Inc. (REIT)	173,819
16,745	First Niagara Financial Group, Inc.	180,511
3,630	Plum Creek Timber Co., Inc. (REIT)	184,440
12,474	Strategic Hotels & Resorts, Inc. (REIT)*	176,632
		884,114
	Health Care — 9.5%
550	Allergan PLC*	172,639
4,897	Dyax Corp.*	164,833
5,584	MedAssets, Inc.*	168,246
1,936	ZS Pharma, Inc.*	174,163
		679,881
	Industrials — 11.8%
27,130	Asciano Ltd.	167,754
1,870	Norfolk Southern Corp.	177,762
28,610	Recall Holdings Ltd.	143,594
24,305	UTi Worldwide, Inc.*	170,135
92,289	Veda Group Ltd.	184,212
		843,457
	Information Technology — 24.4%
19,070	Angie's List, Inc.*	206,147
5,479	Constant Contact, Inc.*	171,438
6,127	EMC Corp.	155,258
8,917	Fairchild Semiconductor International, Inc.*	174,238
9,704	King Digital Entertainment PLC	171,664
2,674	KLA-Tencor Corp.	177,741
14,794	PMC-Sierra, Inc.*	175,013
Shares		Value
	Common Stocks (continued)
2,251	SanDisk Corp.	$166,281
2,993	SolarWinds, Inc.*	174,881
3,260	Solera Holdings, Inc.	175,192
		1,747,853
	Materials — 4.8%
1,245	Airgas, Inc.	172,059
16,046	Italcementi SpA	173,942
		346,001
	Telecommunication Services — 2.9%
25,621	M2 Group Ltd.	206,044
	Utilities — 4.9%
2,842	AGL Resources, Inc.	177,824
2,996	Piedmont Natural Gas Co., Inc.	174,217
		352,041
	Total Common Stocks (Cost $6,644,837)	6,622,105
	Master Limited Partnerships (a) — 4.4%
	Energy — 4.4%
6,668	Northern Tier Energy LP	180,837
5,793	Targa Resources Partners LP	132,312
		313,149
	Total Master Limited Partnerships (Cost $340,346)	313,149
Principal Amount
	Repurchase Agreements (a) — 3.8%
$274,621	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $274,621*	274,621
	Total Repurchase Agreements (Cost $274,621)	274,621
	Total Investment Securities (Cost $7,259,804) — 100.7%	7,209,875
	Liabilities in excess of other assets — (0.7%)	(48,039)
	Net Assets — 100.0%	$7,161,836

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: MERGER ETF MRGR :: 53

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,200
Aggregate gross unrealized depreciation	(156,481)
Net unrealized depreciation	$(52,281)
Federal income tax cost of investments	$7,262,156

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2015:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	02/12/16	176,000	$(131,994)	$131,788	$(206)
U.S. Dollar vs. Euro	Goldman Sachs International	02/12/16	206,000	(221,514)	218,133	(3,381)
U.S. Dollar vs. British Pound	Goldman Sachs International	02/12/16	145,000	(219,127)	218,422	(705)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	02/12/16	(766,000)	538,713	551,902	(13,189)
U.S. Dollar vs. Euro	Goldman Sachs International	02/12/16	(635,000)	683,452	672,403	11,049
U.S. Dollar vs. British Pound	Goldman Sachs International	02/12/16	(303,000)	457,930	456,426	1,504
						$(4,928)[2]

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized depreciation of $4,928. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Swap Agreements1

Merger ETF had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,635,969)	11/07/16	Societe Generale	0.51%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(9,059)
1,818,904	11/07/16	Societe Generale	0.64%	S&P Merger Arbitrage Index (long exposure to Targets)	(21,990)
$(817,065)					$(31,049)	$—	$31,049	$—

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

54 :: MRGR MERGER ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2015:

United States	75.1%
Australia	9.8%
France	2.6%
United Kingdom	2.5%
Italy	2.4%
Ireland	2.4%
Canada	2.1%
Other[1]	3.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: MERGER ETF MRGR :: 55

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 97.0%
12,693	Ally Financial, Inc.* (Financials)	0.6%	$253,352
8,725	American International Group, Inc. (Financials)	1.3%	554,735
2,046	Anthem, Inc. (Health Care)	0.6%	266,758
7,372	Archer-Daniels-Midland Co. (Consumer Staples)	0.6%	269,004
30,234	AT&T, Inc. (Telecommunication Services)	2.3%	1,017,979
34,855	Bank of America Corp. (Financials)	1.4%	607,523
3,596	Bunge Ltd. (Consumer Staples)	0.5%	239,529
3,091	Capital One Financial Corp. (Financials)	0.5%	242,674
3,391	Cardinal Health, Inc. (Health Care)	0.7%	294,508
3,822	Caterpillar, Inc. (Industrials)	0.6%	277,668
10,215	CenturyLink, Inc. (Telecommunication Services)	0.6%	275,090
7,218	Chevron Corp. (Energy)	1.5%	659,148
11,016	Citigroup, Inc. (Financials)	1.4%	595,855
7,413	ConocoPhillips (Energy)	0.9%	400,673
3,084	Eli Lilly & Co. (Health Care)	0.6%	253,011
11,926	Exelon Corp. (Utilities)	0.7%	325,699
2,781	Express Scripts Holding Co.* (Health Care)	0.5%	237,720
5,282	Exxon Mobil Corp. (Energy)	1.0%	431,328
8,343	FirstEnergy Corp. (Utilities)	0.6%	261,887
24,663	Ford Motor Co. (Consumer Discretionary)	0.8%	353,421
23,060	General Electric Co. (Industrials)	1.6%	690,416
10,909	General Motors Co. (Consumer Discretionary)	0.9%	394,906
1,505	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	285,980
6,209	Hartford Financial Services Group, Inc. (The) (Financials)	0.6%	283,379
3,922	HCA Holdings, Inc.* (Health Care)	0.6%	266,931
5,225	HollyFrontier Corp. (Energy)	0.6%	251,218
10,080	Ingram Micro, Inc., Class A (Information Technology)	0.7%	311,774
13,659	Intel Corp. (Information Technology)	1.1%	474,923
3,056	International Business Machines Corp. (Information Technology)	1.0%	426,067
3,343	Johnson & Johnson (Health Care)	0.8%	338,445
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
10,445	JPMorgan Chase & Co. (Financials)	1.6%	$696,473
7,817	Kroger Co. (The) (Consumer Staples)	0.7%	294,388
4,587	Marathon Petroleum Corp. (Energy)	0.6%	267,927
5,835	Merck & Co., Inc. (Health Care)	0.7%	309,313
5,625	MetLife, Inc. (Financials)	0.7%	287,381
8,239	Microsoft Corp. (Information Technology)	1.0%	447,790
5,801	Mondelez International, Inc., Class A (Consumer Staples)	0.6%	253,272
13,079	Pfizer, Inc. (Health Care)	1.0%	428,599
3,474	Philip Morris International, Inc. (Consumer Staples)	0.7%	303,593
5,569	Phillips 66 (Energy)	1.1%	509,730
3,852	Prudential Financial, Inc. (Financials)	0.8%	333,391
6,183	Sysco Corp. (Consumer Staples)	0.6%	254,121
3,759	Target Corp. (Consumer Discretionary)	0.6%	272,528
9,440	Telephone & Data Systems, Inc. (Telecommunication Services)	0.6%	267,058
2,390	Time Warner Cable, Inc. (Consumer Discretionary)	1.0%	441,600
2,891	Travelers Cos., Inc. (The) (Financials)	0.7%	331,222
2,373	UnitedHealth Group, Inc. (Health Care)	0.6%	267,461
7,277	Valero Energy Corp. (Energy)	1.2%	522,925
5,695	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	335,094
1,107,106	Other Common Stocks	55.3%	24,356,809
	Total Common Stocks (Cost $42,262,132)		42,722,276
Principal Amount
	Repurchase Agreements (a)(b) — 1.9%
$821,453	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $821,455		821,453
	Total Repurchase Agreements (Cost $821,453)		821,453
	Total Investment Securities (Cost $43,083,585) — 98.9%		43,543,729
	Other assets less liabilities — 1.1%		491,416
	Net Assets — 100.0%		$44,035,145

See accompanying notes to the financial statements.

56 :: RALS RAFI® LONG/SHORT :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $1,528,454.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,452,716
Aggregate gross unrealized depreciation	(4,495,073)
Net unrealized appreciation	$(42,357)
Federal income tax cost of investments	$43,586,086

Swap Agreements1

RAFI® Long/Short had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(39,471,822)	11/06/17	Deutsche Bank AG	(0.11)%	RAFI® US Equity Long/Short Index (short portion)	$216,438	$—	$(50,000)	$166,438
(4,362,269)	11/06/17	Societe Generale	0.21%	RAFI® US Equity Long/Short Index (short portion)	22,679
1,297,104	11/06/17	Societe Generale	0.29%	RAFI® US Equity Long/Short Index (long portion)	(25,548)
(3,065,165)					(2,869)	—	2,869	—
$(42,536,987)					$213,569

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	11.3%
Consumer Staples	7.6%
Energy	10.2%
Financials	23.0%
Health Care	10.6%
Industrials	10.9%
Information Technology	11.2%
Materials	3.0%
Telecommunication Services	3.9%
Utilities	5.3%
Other[1]	3.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: RAFI® LONG/SHORT RALS :: 57

Principal Amount		Value
	Long-Term U.S. Treasury Obligation — 89.6%
	U.S. Treasury Inflation Index Bonds
$2,924,214	0.75%, due 02/15/45	$2,605,506
	Total Long-Term U.S. Treasury Obligation (Cost $2,638,676)	2,605,506
	Repurchase Agreements (a) — 6.0%
172,998	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $172,998	172,998
	Total Repurchase Agreements (Cost $172,998)	172,998
	Total Investment Securities (Cost $2,811,674) — 95.6%	2,778,504
	Other assets less liabilities — 4.4%	128,905
	Net Assets — 100.0%	$2,907,409

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(33,170)
Net unrealized depreciation	$(33,170)
Federal income tax cost of investments	$2,811,674

See accompanying notes to the financial statements.

58 :: RINF 30 YEAR TIPS/TSY SPREAD :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

30 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,359,388)	05/06/16	Citibank, N.A.	0.16%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury bonds)	$(142,699)
175,387	05/06/16	Citibank, N.A.	(0.07)%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	25,291
(1,184,001)					(117,408)	$—	$72,000	$(45,408)
(2,429,803)	01/06/16	Societe Generale	0.31%	Credit Suisse 30-Year Inflation Breakeven Index (duration- adjusted short exposure to U.S. Treasury bonds)	(67,358)
124,810	05/08/17	Societe Generale	0.24%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	3,544
(2,304,993)					(63,814)	—	63,814	—
$(3,488,994)					$(181,222)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 30 YEAR TIPS/TSY SPREAD RINF :: 59

Principal Amount		Value
	Repurchase Agreements (a) — 94.0%
$5,517,112	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $5,517,126	$5,517,112
	Total Repurchase Agreements (Cost $5,517,112)	5,517,112
	Total Investment Securities (Cost $5,517,112) † — 94.0%	5,517,112
	Other assets less liabilities — 6.0%	354,581
	Net Assets — 100.0%	$5,871,693

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Credit Default Swap Agreements — Sell protection (a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at November 30, 2015 (b)	Notional Amount (c)	Value	Premiums Paid(Received)	Unrealized Appreciation
CDX North American High Yield Index; Version 1, Series 24	5.00%	06/20/20	3.89%	$514,800	$28,278	$26,082	$2,196
CDX North American High Yield Index; Version 1, Series 25	5.00%	12/20/20	4.52%	5,140,000	159,757	25,580	134,177
					$188,035	$51,662	$136,373

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

60 :: TYTE CDS NORTH AMERICAN HY CREDIT ETF :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 96.7%
$7,382,468	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $7,382,492	$7,382,468
	Total Repurchase Agreements (Cost $7,382,468)	7,382,468
	Total Investment Securities (Cost $7,382,468) † — 96.7%	7,382,468
	Other assets less liabilities — 3.3%	251,904
	Net Assets — 100.0%	$7,634,372

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Credit Default Swap Agreements — Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at November 30, 2015 (b)	Notional Amount (c)	Value	Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index; Version 1, Series 24	5.00%	06/20/20	3.89%	$475,200	$(26,103)	$(32,140)	$6,037
CDX North American High Yield Index; Version 1, Series 25	5.00%	12/20/20	4.52%	6,870,000	(213,527)	19,831	(233,358)
					$(239,630)	$(12,309)	$(227,321)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b)  Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: CDS SHORT NORTH AMERICAN HY CREDIT ETF WYDE :: 61

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.5%
	U.S. Treasury Bills
$150,000,000	0.00%, due 12/03/15	$149,999,611
125,000,000	0.00%, due 12/17/15	124,997,778
60,000,000	0.00%, due 01/07/16	59,998,746
120,000,000	0.00%, due 01/14/16	119,992,606
160,000,000	0.00%, due 01/21/16	159,985,196
40,000,000	0.00%, due 01/28/16	39,996,133
200,000,000	0.00%, due 02/04/16	199,956,600
250,000,000	0.00%, due 02/11/16	249,932,499
50,000,000	0.00%, due 02/18/16	49,983,800
50,000,000	0.00%, due 03/17/16	49,974,350
50,000,000	0.00%, due 04/21/16	49,961,300
	Total U.S. Government & Agency Securities (Cost $1,254,862,232)	1,254,778,619
	Repurchase Agreements (a)(b) — 32.9%
570,066,725	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $570,068,380	570,066,725
	Total Repurchase Agreements (Cost $570,066,725)	570,066,725
	Total Investment Securities (Cost $1,824,928,957) — 105.4%	1,824,845,344
	Liabilities in excess of other assets — (5.4%)	(93,301,336)
	Net Assets — 100.0%	$1,731,544,008

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $166,432,567.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(83,613)
Net unrealized depreciation	$(83,613)
Federal income tax cost of investments	$1,824,928,957

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,514	12/18/15	$157,456,000	$(4,305,270)

Cash collateral in the amount of $7,660,840 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

62 :: SH SHORT S&P500® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short S&P500® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(94,286,539)	11/07/16	Bank of America, N.A.	(0.29)%	S&P 500®	$(10,408,706)	$10,408,706	$—	$—
(457,193,189)	02/08/16	Citibank, N.A.	(0.36)%	S&P 500®	(32,889,911)	30,644,616	—	(2,245,295)
(209,480,744)	11/06/17	Credit Suisse International	(0.34)%	S&P 500®	925,976	—	—	925,976
(189,530,921)	11/06/17	Deutsche Bank AG	(0.21)%	S&P 500®	1,552,580
(2,205,048)	11/06/17	Deutsche Bank AG	(0.09)%	SPDR® S&P 500® ETF Trust	14,378
(191,735,969)					1,566,958	—	(850,005)	716,953
(241,214,939)	01/06/16	Goldman Sachs International	(0.31)%	S&P 500®	(11,172,572)	10,058,572	1,114,000	—
(149,561,792)	01/06/17	Morgan Stanley & Co. International PLC	(0.04)%	S&P 500®	(11,192,715)	11,192,715	—	—
(136,405,672)	11/06/17	Societe Generale	(0.14)%	S&P 500®	1,607,336	—	(1,607,336)	—
(94,192,250)	11/07/16	UBS AG	(0.24)%	S&P 500®	(9,767,056)	9,767,056	—	—
$(1,574,071,094)					$(71,330,690)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT S&P500® SH :: 63

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.3%
	U.S. Treasury Bills
$25,000,000	0.00%, due 12/03/15	$24,999,944
40,000,000	0.00%, due 12/10/15	39,999,600
140,000,000	0.00%, due 01/07/16	139,990,216
10,000,000	0.00%, due 01/28/16	9,998,711
	Total U.S. Government & Agency Securities (Cost $214,988,471)	214,988,471
	Repurchase Agreements (a)(b) — 27.2%
71,160,461	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $71,160,668	71,160,461
	Total Repurchase Agreements (Cost $71,160,461)	71,160,461
	Total Investment Securities (Cost $286,148,932) † — 109.5%	286,148,932
	Liabilities in excess of other assets — (9.5%)	(24,793,764)
	Net Assets — 100.0%	$261,355,168
(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $37,701,421.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	180	12/18/15	$16,803,900	$(172,539)

Cash collateral in the amount of $871,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

64 :: PSQ SHORT QQQ® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short QQQ® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(58,233,247)	11/07/16	Bank of America, N.A.	(0.34)%	NASDAQ-100 Index®	$(7,237,727)	$7,237,727	$—	$—
(53,490,404)	04/06/16	Citibank, N.A.	(0.41)%	NASDAQ-100 Index®	(7,685,049)	7,556,395	—	(128,654)
(16,541,244)	11/06/17	Credit Suisse International	(0.29)%	NASDAQ-100 Index®	132,389	—	(132,389)	—
(13,985,800)	11/06/17	Deutsche Bank AG	(0.31)%	NASDAQ-100 Index®	273,708	—	(273,708)	—
(22,050,943)	12/07/15	Goldman Sachs International	(0.36)%	NASDAQ-100 Index®	(3,407,313)	3,407,313	—	—
(23,381,915)	11/06/17	Morgan Stanley & Co. International PLC	(0.24)%	NASDAQ-100 Index®	194,501
(1,786,214)	11/06/17	Morgan Stanley & Co. International PLC	0.01%	PowerShares QQQ TrustSM, Series 1	12,050
(25,168,129)					206,551	(96,000)	—	110,551
(27,894,700)	11/06/17	Societe Generale	(0.24)%	NASDAQ-100 Index®	271,800	—	(271,800)	—
(27,162,870)	11/07/16	UBS AG	(0.29)%	NASDAQ-100 Index®	(7,882,224)	7,882,224	—	—
$(244,527,337)					$(25,327,865)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT QQQ® PSQ :: 65

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 81.9%
	U.S. Treasury Bills
$20,000,000	0.00%, due 01/07/16	$19,998,869
40,000,000	0.00%, due 01/21/16	39,996,883
50,000,000	0.00%, due 02/11/16	49,986,500
50,000,000	0.00%, due 03/17/16	49,974,350
125,000,000	0.00%, due 03/31/16	124,913,875
	Total U.S. Government & Agency Securities (Cost $284,895,642)	284,870,477
	Repurchase Agreements (a)(b) — 22.4%
77,994,209	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $77,994,435	77,994,209
	Total Repurchase Agreements (Cost $77,994,209)	77,994,209
	Total Investment Securities (Cost $362,889,851) — 104.3%	362,864,686
	Liabilities in excess of other assets — (4.3%)	(14,892,367)
	Net Assets — 100.0%	$347,972,319

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $51,358,827.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(25,165)
Net unrealized depreciation	$(25,165)
Federal income tax cost of investments	$362,889,851

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	317	12/18/15	$28,075,105	$(550,633)

Cash collateral in the amount of $1,359,930 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

66 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Dow30SM had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(43,153,502)	11/07/16	Bank of America, N.A.	(0.34)%	Dow Jones Industrial AverageSM	$(3,483,272)	$3,483,272	$—	$—
(25,819,872)	04/06/16	Citibank, N.A.	(0.31)%	Dow Jones Industrial AverageSM	(749,703)	518,703	231,000	—
(56,416,517)	11/06/17	Credit Suisse International	(0.29)%	Dow Jones Industrial AverageSM	467,867	—	(180,546)	287,321
(4,842,167)	11/06/17	Deutsche Bank AG	0.04%	Dow Jones Industrial AverageSM	39,191
(940,610)	11/06/17	Deutsche Bank AG	0.09%	SPDR® Dow Jones Industrial AverageSM ETF Trust	7,015
(5,782,777)					46,206	—	(1)	46,205
(143,275,747)	12/07/15	Goldman Sachs International	(0.46)%	Dow Jones Industrial AverageSM	(10,453,595)	10,453,595	—	—
(20,210,873)	11/06/17	Societe Generale	(0.24)%	Dow Jones Industrial AverageSM	152,002	—	(152,002)	—
(25,249,436)	11/07/16	UBS AG	(0.29)%	Dow Jones Industrial AverageSM	(2,165,645)	2,165,645	—	—
$(319,908,724)					$(16,186,140)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT DOW30SM DOG :: 67

Principal Amount		Value
	U.S. Government & Agency Security (a) — 65.2%
	U.S. Treasury Bill
$13,000,000	0.00%, due 12/10/15	$12,999,935
	Total U.S. Government & Agency Security (Cost $12,999,935)	12,999,935
	Repurchase Agreements (a)(b) — 40.2%
7,999,297	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $7,999,321	7,999,297
	Total Repurchase Agreements (Cost $7,999,297)	7,999,297
	Total Investment Securities (Cost $20,999,232) † — 105.4%	20,999,232
	Liabilities in excess of other assets — (5.4%)	(1,071,081)
	Net Assets — 100.0%	$19,928,151

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $1,362,986.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	8	12/18/15	$1,167,600	$(6,689)

Cash collateral in the amount of $58,960 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

68 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short MidCap400 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,652,889)	11/07/16	Bank of America, N.A.	(0.09)%	S&P MidCap 400®	$(279,245)	$229,245	$50,000	$—
(7,390,775)	11/06/17	Credit Suisse International	(0.19)%	S&P MidCap 400®	(1,006)	1,006	—	—
(2,947,089)	11/06/17	Deutsche Bank AG	0.24%	S&P MidCap 400®	(17,596)	17,596	—	—
(1,590,110)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	S&P MidCap 400®	(479)	—	—	(479)
(5,173,629)	11/06/17	Societe Generale	(0.09)%	S&P MidCap 400®	4,776	—	(4,776)	—
$(18,754,492)					$(293,550)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT MIDCAP400 MYY :: 69

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 89.3%
	U.S. Treasury Bills
$30,000,000	0.00%, due 01/07/16	$29,997,071
150,000,000	0.00%, due 01/14/16	149,978,917
100,000,000	0.00%, due 03/17/16	99,948,699
35,000,000	0.00%, due 04/21/16	34,972,910
40,000,000	0.00%, due 04/28/16	39,955,720
	Total U.S. Government & Agency Securities (Cost $354,878,798)	354,853,317
	Repurchase Agreements (a)(b) — 23.7%
94,024,895	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $94,025,167	94,024,895
	Total Repurchase Agreements (Cost $94,024,895)	94,024,895
	Total Investment Securities (Cost $448,903,693) — 113.0%	448,878,212
	Liabilities in excess of other assets — (13.0%)	(51,468,005)
	Net Assets — 100.0%	$397,410,207

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $58,948,561.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(25,481)
Net unrealized depreciation	$(25,481)
Federal income tax cost of investments	$448,903,693

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	454	12/18/15	$54,275,700	$(1,460,993)

Cash collateral in the amount of $2,451,600 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

70 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Russell2000 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(11,827,856)	11/07/16	Bank of America, N.A.	0.56%	Russell 2000® Index	$(9,428,451)	$9,428,451	$—	$—
(67,614,377)	04/06/16	Citibank, N.A.	0.54%	Russell 2000® Index	(4,435,070)	4,435,070	—	—
(9,882,451)	11/06/17	Credit Suisse International	0.61%	Russell 2000® Index	588	—	—	588
(13,965,388)	11/06/17	Deutsche Bank AG	0.84%	Russell 2000® Index	(277,123)
(572,331)	11/06/17	Deutsche Bank AG	0.84%	iShares® Russell 2000 ETF	341
(14,537,719)					(276,782)	276,782	—	—
(84,760,065)	12/07/15	Goldman Sachs International	0.44%	Russell 2000® Index	(6,662,734)	6,662,734	—	—
(17,521,008)	11/06/17	Morgan Stanley & Co. International PLC	0.51%	Russell 2000® Index	76,022
(901,756)	11/06/17	Morgan Stanley & Co. International PLC	0.71%	iShares® Russell 2000 ETF	610
(18,422,764)					76,632	(76,632)	—	—
(38,305,183)	11/06/17	Societe Generale	0.51%	Russell 2000® Index	(269,545)	269,545	—	—
(97,844,149)	11/07/16	UBS AG	0.41%	Russell 2000® Index	(2,943,573)	2,943,573	—	—
$(343,194,564)					$(23,938,935)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 71

Principal Amount		Value
	U.S. Government & Agency Security (a) — 37.7%
	U.S. Treasury Bill
$5,000,000	0.00%, due 01/07/16	$4,999,998
	Total U.S. Government & Agency Security (Cost $4,999,998)	4,999,998
	Repurchase Agreements (a)(b) — 63.1%
8,387,334	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $8,387,358	8,387,334
	Total Repurchase Agreements (Cost $8,387,334)	8,387,334
	Total Investment Securities (Cost $13,387,332) † — 100.8%	13,387,332
	Liabilities in excess of other assets — (0.8%)	(100,811)
	Net Assets — 100.0%	$13,286,521

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $1,130,924.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short SmallCap600 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,347,251)	11/06/17	Bank of America, N.A.	(0.04)%	S&P SmallCap 600®	$3,809	$—	$—	$3,809
(3,135,649)	02/08/16	Citibank, N.A.	0.04%	S&P SmallCap 600®	(189,884)	81,994	82,000	(25,890)
(1,568,429)	11/06/17	Credit Suisse International	0.26%	S&P SmallCap 600®	(7,085)	7,085	—	—
(2,179,705)	11/06/17	Deutsche Bank AG	0.64%	S&P SmallCap 600®	(14,088)	14,088	—	—
(1,672,050)	11/06/17	Morgan Stanley & Co. International PLC	0.36%	S&P SmallCap 600®	8,069	—	—	8,069
(1,377,309)	11/06/17	Societe Generale	0.41%	S&P SmallCap 600®	(5,033)	—	5,033	—
$(13,280,393)					$(204,212)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

72 :: SBB SHORT SMALLCAP600 :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.9%
	U.S. Treasury Bills
$175,000,000	0.00%, due 12/03/15	$174,999,674
190,000,000	0.00%, due 12/10/15	189,998,781
50,000,000	0.00%, due 01/07/16	49,996,917
150,000,000	0.00%, due 01/14/16	149,987,411
100,000,000	0.00%, due 01/21/16	99,976,979
140,000,000	0.00%, due 01/28/16	139,984,131
80,000,000	0.00%, due 02/25/16	79,967,280
55,000,000	0.00%, due 03/03/16	54,969,749
150,000,000	0.00%, due 03/24/16	149,914,500
150,000,000	0.00%, due 03/31/16	149,896,650
40,000,000	0.00%, due 04/21/16	39,969,040
	Total U.S. Government & Agency Securities (Cost $1,279,908,377)	1,279,661,112
	Repurchase Agreements (a)(b) — 22.3%
340,293,398	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $340,294,384	340,293,398
	Total Repurchase Agreements (Cost $340,293,398)	340,293,398
	Total Investment Securities (Cost $1,620,201,775) — 106.2%	1,619,954,510
	Liabilities in excess of other assets — (6.2%)	(95,222,678)
	Net Assets — 100.0%	$1,524,731,832

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $298,015,964.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(247,265)
Net unrealized depreciation	$(247,265)
Federal income tax cost of investments	$1,620,201,775

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,242	12/18/15	$233,168,000	$(2,032,243)

Cash collateral in the amount of $11,344,520 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 73

Swap Agreements1

UltraShort S&P500® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(310,052,497)	11/07/16	Bank of America, N.A.	(0.29)%	S&P 500®	$(27,044,105)	$27,044,105	$—	$—
(917,687,065)	02/08/16	Citibank, N.A.	(0.36)%	S&P 500®	(38,957,289)	28,277,149	6,946,000	(3,734,140)
(667,912,540)	11/06/17	Credit Suisse International	(0.34)%	S&P 500®	4,060,835	—	(990,000)	3,070,835
(189,280,025)	11/06/17	Deutsche Bank AG	(0.21)%	S&P 500®	1,677,016
(6,506,395)	01/06/16	Deutsche Bank AG	(0.09)%	SPDR® S&P 500® ETF Trust	(947,167)
(195,786,420)					729,849	—	(5)	729,844
(349,072,737)	01/06/16	Goldman Sachs International	(0.31)%	S&P 500®	(28,147,896)
(621,375)	11/07/16	Goldman Sachs International	(0.21)%	SPDR® S&P 500® ETF Trust	(33,666)
(349,694,112)					(28,181,562)	28,181,562	—	—
(69,858,425)	01/06/17	Morgan Stanley & Co. International PLC	(0.04)%	S&P 500®	(6,246,350)	6,246,350	—	—
(183,616,431)	11/06/17	Societe Generale	(0.14)%	S&P 500®	2,163,644	—	(2,163,644)	—
(121,775,270)	11/07/16	UBS AG	(0.24)%	S&P 500®	(20,982,670)	20,982,670	—	—
$(2,816,382,760)					$(114,457,648)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

74 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.3%
	U.S. Treasury Bills
$103,000,000	0.00%, due 01/07/16	$102,989,813
52,000,000	0.00%, due 02/04/16	51,988,716
50,000,000	0.00%, due 02/11/16	49,986,500
50,000,000	0.00%, due 03/03/16	49,972,500
50,000,000	0.00%, due 04/21/16	49,961,300
	Total U.S. Government & Agency Securities (Cost $304,966,827)	304,898,829
	Repurchase Agreements (a)(b) — 28.7%
101,621,913	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $101,622,209	101,621,913
	Total Repurchase Agreements (Cost $101,621,913)	101,621,913
	Total Investment Securities (Cost $406,588,740) — 115.0%	406,520,742
	Liabilities in excess of other assets — (15.0%)	(52,879,938)
	Net Assets — 100.0%	$353,640,804

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $107,307,115.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(67,998)
Net unrealized depreciation	$(67,998)
Federal income tax cost of investments	$406,588,740

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	438	12/18/15	$40,889,490	$19,199

Cash collateral in the amount of $2,119,920 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT QQQ® QID :: 75

Swap Agreements1

UltraShort QQQ® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(69,250,099)	11/07/16	Bank of America, N.A.	(0.34)%	NASDAQ-100 Index®	$(17,109,627)	$17,109,627	$—	$—
(150,474,469)	04/06/16	Citibank, N.A.	(0.41)%	NASDAQ-100 Index®	(19,688,069)	19,688,069	—	—
(42,690,237)	11/06/17	Credit Suisse International	(0.29)%	NASDAQ-100 Index®	341,674	—	(150,000)	191,674
(81,996,127)	11/06/17	Deutsche Bank AG	(0.31)%	NASDAQ-100 Index®	(85,965)
(3,211,855)	11/06/17	Deutsche Bank AG	(0.11)%	PowerShares QQQ TrustSM, Series 1	21,878
(85,207,982)					(64,087)	64,087	—	—
(187,131,148)	11/07/16	Goldman Sachs International	(0.36)%	NASDAQ-100 Index®	(22,561,189)
(384,009)	11/07/16	Goldman Sachs International	(0.16)%	PowerShares QQQ TrustSM, Series 1	(93,377)
(187,515,157)					(22,654,566)	22,654,566	—	—
(26,366,768)	11/06/17	Morgan Stanley & Co. International PLC	(0.24)%	NASDAQ-100 Index®	210,252
(401,670)	11/06/17	Morgan Stanley & Co. International PLC	0.01%	PowerShares QQQ TrustSM, Series 1	2,710
(26,768,438)					212,962	(94,000)	—	118,962
(80,290,819)	11/06/17	Societe Generale	(0.24)%	NASDAQ-100 Index®	782,337	—	(782,337)	—
(24,150,377)	11/07/16	UBS AG	(0.29)%	NASDAQ-100 Index®	(2,937,412)	2,937,412	—	—
$(666,347,578)					$(61,116,788)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

76 :: QID ULTRASHORT QQQ® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 60.0%
	U.S. Treasury Bills
$30,000,000	0.00%, due 12/10/15	$29,999,794
10,000,000	0.00%, due 02/18/16	9,996,759
50,000,000	0.00%, due 03/17/16	49,974,350
50,000,000	0.00%, due 04/21/16	49,961,300
	Total U.S. Government & Agency Securities (Cost $139,974,199)	139,932,203
	Repurchase Agreements (a)(b) — 45.0%
104,799,034	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $104,799,337	104,799,034
	Total Repurchase Agreements (Cost $104,799,034)	104,799,034
	Total Investment Securities (Cost $244,773,233) — 105.0%	244,731,237
	Liabilities in excess of other assets — (5.0%)	(11,668,906)
	Net Assets — 100.0%	$233,062,331

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $69,610,608.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(41,996)
Net unrealized depreciation	$(41,996)
Federal income tax cost of investments	$244,773,233

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	299	12/18/15	$26,480,935	$(347,731)

Cash collateral in the amount of $1,282,710 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 77

Swap Agreements1

UltraShort Dow30SM had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(21,048,744)	11/07/16	Bank of America, N.A.	(0.34)%	Dow Jones Industrial AverageSM	$(3,243,621)	$3,243,621	$—	$—
(25,766,858)	04/06/16	Citibank, N.A.	(0.31)%	Dow Jones Industrial AverageSM	12,752	—	—	12,752
(18,237,149)	11/06/17	Credit Suisse International	(0.29)%	Dow Jones Industrial AverageSM	272,700	—	(272,700)	—
(6,131,867)	11/06/17	Deutsche Bank AG	0.04%	Dow Jones Industrial AverageSM	49,629
(929,222)	11/06/17	Deutsche Bank AG	0.09%	SPDR® Dow Jones Industrial AverageSM ETF Trust	6,930
(7,061,089)					56,559	—	(56,559)	—
(305,785,973)	12/07/15	Goldman Sachs International	(0.46)%	Dow Jones Industrial AverageSM	(15,990,454)
(1,258,089)	12/07/15	Goldman Sachs International	(0.28)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(41,533)
(307,044,062)					(16,031,987)	6,697,987	9,334,000	—
(22,562,113)	11/06/17	Societe Generale	(0.24)%	Dow Jones Industrial AverageSM	169,684	—	(169,684)	—
(37,943,328)	11/07/16	UBS AG	(0.29)%	Dow Jones Industrial AverageSM	(3,327,588)	3,327,588	—	—
$(439,663,343)					$(22,091,501)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

78 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 52.2%
	U.S. Treasury Bill
$4,000,000	0.00%, due 01/14/16	$3,999,951
	Total U.S. Government & Agency Security (Cost $3,999,951)	3,999,951
	Repurchase Agreements (a)(b) — 46.2%
3,547,267	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $3,547,277	3,547,267
	Total Repurchase Agreements (Cost $3,547,267)	3,547,267
	Total Investment Securities (Cost $7,547,218) † — 98.4%	7,547,218
	Other assets less liabilities — 1.6%	125,359
	Net Assets — 100.0%	$7,672,577

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $505,947.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	5	12/18/15	$729,750	$(4,401)

Cash collateral in the amount of $36,850 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 79

Swap Agreements1

UltraShort MidCap400 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,711,363)	11/07/16	Bank of America, N.A.	(0.09)%	S&P MidCap 400®	$(47,698)	$47,698	$—	$—
(3,370,037)	02/08/16	Citibank, N.A.	(0.16)%	S&P MidCap 400®	(163,903)	—	72,000	(91,903)
(3,154,514)	11/06/17	Credit Suisse International	(0.19)%	S&P MidCap 400®	(430)	430	—	—
(2,780,787)	11/06/17	Deutsche Bank AG	0.24%	S&P MidCap 400®	(803)
(44,492)	01/06/16	Deutsche Bank AG	0.34%	SPDR® S&P MidCap 400® ETF Trust	(13,714)
(2,825,279)					(14,517)	—	14,517	—
(1,218,645)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	S&P MidCap 400®	(311)	—	—	(311)
(2,339,675)	11/06/17	Societe Generale	(0.09)%	S&P MidCap 400®	4,960	—	(4,960)	—
$(14,619,513)					$(221,899)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

80 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 86.1%
	U.S. Treasury Bills
$65,000,000	0.00%, due 12/03/15	$64,999,640
10,000,000	0.00%, due 01/28/16	9,998,711
40,000,000	0.00%, due 04/07/16	39,971,360
30,000,000	0.00%, due 04/21/16	29,976,780
	Total U.S. Government & Agency Securities (Cost $144,959,023)	144,946,491
	Repurchase Agreements (a)(b) — 23.2%
38,970,845	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $38,970,959	38,970,845
	Total Repurchase Agreements (Cost $38,970,845)	38,970,845
	Total Investment Securities (Cost $183,929,868) — 109.3%	183,917,336
	Liabilities in excess of other assets — (9.3%)	(15,610,569)
	Net Assets — 100.0%	$168,306,767

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $19,943,773.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(12,532)
Net unrealized depreciation	$(12,532)
Federal income tax cost of investments	$183,929,868

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	164	12/18/15	$19,606,200	$(252,364)

Cash collateral in the amount of $885,600 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 81

Swap Agreements1

UltraShort Russell2000 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(18,428,091)	11/07/16	Bank of America, N.A.	0.56%	Russell 2000® Index	$(8,846,662)	$8,846,662	$—	$—
(27,056,819)	04/06/16	Citibank, N.A.	0.54%	Russell 2000® Index	16,335	—	—	16,335
(6,456,973)	11/06/17	Credit Suisse International	0.61%	Russell 2000® Index	384	—	—	384
(11,735,131)	11/06/17	Deutsche Bank AG	0.84%	Russell 2000® Index	(935)
(898,089)	11/06/17	Deutsche Bank AG	0.84%	iShares® Russell 2000 ETF	535
(12,633,220)					(400)	400	—	—
(1,339,880)	12/07/15	Goldman Sachs International	0.44%	Russell 2000® Index	(44,316)	—	44,316	—
(60,572,753)	11/07/16	Morgan Stanley & Co. International PLC	0.51%	Russell 2000® Index	2,538,014
(1,041,766)	11/06/17	Morgan Stanley & Co. International PLC	0.71%	iShares® Russell 2000 ETF	704
(61,614,519)					2,538,718	(2,392,000)	—	146,718
(32,030,801)	11/06/17	Societe Generale	0.51%	Russell 2000® Index	(225,394)	—	225,394	—
(157,485,083)	11/07/16	UBS AG	0.41%	Russell 2000® Index	(5,267,267)	5,267,267	—	—
$(317,045,386)					$(11,828,602)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

82 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 33.0%
	U.S. Treasury Bill
$1,390,000	0.00%, due 01/21/16	$1,389,690
	Total U.S. Government & Agency Security (Cost $1,389,690)	1,389,690
	Repurchase Agreements (a)(b) — 61.7%
2,598,488	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,598,496	2,598,488
	Total Repurchase Agreements (Cost $2,598,488)	2,598,488
	Total Investment Securities (Cost $3,988,178) † — 94.7%	3,988,178
	Other assets less liabilities — 5.3%	222,251
	Net Assets — 100.0%	$4,210,429

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $589,954.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,238,449)	11/06/17	Bank of America, N.A.	(0.04)%	S&P SmallCap 600®	$1,410	$—	$—	$1,410
(1,455,161)	11/06/17	Credit Suisse International	0.26%	S&P SmallCap 600®	(3,374)	3,374	—	—
(2,887,533)	11/06/17	Deutsche Bank AG	0.64%	S&P SmallCap 600®	(13,822)
(117,583)	11/06/17	Deutsche Bank AG	0.64%	iShares® Core S&P Small-Cap ETF	210
(3,005,116)					(13,612)	—	13,612	—
(1,714,988)	11/06/17	Morgan Stanley & Co. International PLC	0.36%	S&P SmallCap 600®	5,922	—	—	5,922
(1,006,501)	11/06/17	Societe Generale	0.41%	S&P SmallCap 600®	(3,678)	3,678	—	—
$(8,420,215)					$(13,332)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT SMALLCAP600 SDD :: 83

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 85.1%
	U.S. Treasury Bills
$195,000,000	0.00%, due 01/07/16	$194,982,194
40,000,000	0.00%, due 01/21/16	39,993,908
10,000,000	0.00%, due 01/28/16	9,998,711
150,000,000	0.00%, due 02/11/16	149,959,500
80,000,000	0.00%, due 03/10/16	79,966,640
	Total U.S. Government & Agency Securities (Cost $474,936,719)	474,900,953
	Repurchase Agreements (a)(b) — 23.5%
131,478,126	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $131,478,508	131,478,126
	Total Repurchase Agreements (Cost $131,478,126)	131,478,126
	Total Investment Securities (Cost $606,414,845) — 108.6%	606,379,079
	Liabilities in excess of other assets — (8.6%)	(47,806,216)
	Net Assets — 100.0%	$558,572,863

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $168,132,884.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(35,766)
Net unrealized depreciation	$(35,766)
Federal income tax cost of investments	$606,414,845

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	952	12/18/15	$99,008,000	$230,299

Cash collateral in the amount of $4,817,120 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

84 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short S&P500® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(90,881,733)	11/07/16	Bank of America, N.A.	(0.29)%	S&P 500®	$(10,956,120)	$10,956,120	$—	$—
(636,460,400)	02/08/16	Citibank, N.A.	(0.36)%	S&P 500®	(26,645,341)	25,792,702	—	(852,639)
(258,484,468)	11/06/17	Credit Suisse International	(0.34)%	S&P 500®	2,715,506	—	(1,720,000)	995,506
(105,271,648)	11/06/17	Deutsche Bank AG	(0.21)%	S&P 500®	(105,803)
(263,455)	01/06/16	Deutsche Bank AG	(0.09)%	SPDR® S&P 500® ETF Trust	(37,130)
(105,535,103)					(142,933)	142,933	—	—
(215,504,168)	01/06/16	Goldman Sachs International	(0.31)%	S&P 500®	(21,371,482)
(693,989)	11/07/16	Goldman Sachs International	(0.21)%	SPDR® S&P 500® ETF Trust	(37,601)
(216,198,157)					(21,409,083)	21,409,083	—	—
(74,231,194)	01/06/17	Morgan Stanley & Co. International PLC	(0.04)%	S&P 500®	138,558	—	—	138,558
(124,491,074)	11/06/17	Societe Generale	(0.14)%	S&P 500®	1,466,940	—	(1,466,940)	—
(70,471,052)	11/07/16	UBS AG	(0.24)%	S&P 500®	(1,616,377)	1,616,377	—	—
$(1,576,753,181)					$(56,448,850)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 85

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.7%
	U.S. Treasury Bills
$25,000,000	0.00%, due 12/10/15	$24,999,750
15,000,000	0.00%, due 01/14/16	14,998,057
40,000,000	0.00%, due 01/21/16	39,996,883
90,000,000	0.00%, due 02/18/16	89,970,840
100,000,000	0.00%, due 02/25/16	99,959,100
	Total U.S. Government & Agency Securities (Cost $269,970,806)	269,924,630
	Repurchase Agreements (a)(b) — 43.2%
183,095,944	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $183,096,475	183,095,944
	Total Repurchase Agreements (Cost $183,095,944)	183,095,944
	Total Investment Securities (Cost $453,066,750) — 106.9%	453,020,574
	Liabilities in excess of other assets — (6.9%)	(29,292,710)
	Net Assets — 100.0%	$423,727,864

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $127,577,334.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(46,176)
Net unrealized depreciation	$(46,176)
Federal income tax cost of investments	$453,066,750

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	556	12/18/15	$51,905,380	$143,472

Cash collateral in the amount of $2,691,040 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

86 :: SQQQ ULTRAPRO SHORT QQQ® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short QQQ® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(186,860,413)	11/07/16	Bank of America, N.A.	(0.34)%	NASDAQ-100 Index®	$(24,849,301)	$24,849,301	$—	$—
(396,334,762)	04/06/16	Citibank, N.A.	(0.41)%	NASDAQ-100 Index®	(6,689,435)	6,517,435	172,000	—
(118,748,371)	11/06/17	Credit Suisse International	(0.29)%	NASDAQ-100 Index®	537,199	—	(140,000)	397,199
(123,233,036)	11/06/17	Deutsche Bank AG	(0.31)%	NASDAQ-100 Index®	2,631,693
(4,284,424)	11/06/17	Deutsche Bank AG	(0.11)%	PowerShares QQQ TrustSM, Series 1	29,184
(127,517,460)					2,660,877	—	(2,450,009)	210,868
(60,949,075)	11/07/16	Goldman Sachs International	(0.36)%	NASDAQ-100 Index®	(7,459,139)
(73,092)	12/07/15	Goldman Sachs International	(0.16)%	PowerShares QQQ TrustSM, Series 1	(25,773)
(61,022,167)					(7,484,912)	7,484,912	—	—
(101,513,543)	11/06/17	Morgan Stanley & Co. International PLC	(0.24)%	NASDAQ-100 Index®	809,481
(1,201,376)	11/06/17	Morgan Stanley & Co. International PLC	0.01%	PowerShares QQQ TrustSM, Series 1	8,104
(102,714,919)					817,585	(481,000)	—	336,585
(198,030,845)	11/06/17	Societe Generale	(0.24)%	NASDAQ-100 Index®	1,929,573	—	(1,929,573)	—
(28,080,717)	11/07/16	UBS AG	(0.29)%	NASDAQ-100 Index®	(5,640,182)	5,640,182	—	—
$(1,219,309,654)					$(38,718,596)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO SHORT QQQ® SQQQ :: 87

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.4%
	U.S. Treasury Bills
$20,000,000	0.00%, due 01/07/16	$19,997,019
20,000,000	0.00%, due 01/14/16	19,998,656
25,000,000	0.00%, due 01/21/16	24,998,109
25,000,000	0.00%, due 03/17/16	24,987,175
50,000,000	0.00%, due 04/21/16	49,961,300
	Total U.S. Government & Agency Securities (Cost $139,959,829)	139,942,259
	Repurchase Agreements (a)(b) — 24.6%
37,715,605	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $37,715,716	37,715,605
	Total Repurchase Agreements (Cost $37,715,605)	37,715,605
	Total Investment Securities (Cost $177,675,434) — 116.0%	177,657,864
	Liabilities in excess of other assets — (16.0%)	(24,478,842)
	Net Assets — 100.0%	$153,179,022

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $30,715,530.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(17,570)
Net unrealized depreciation	$(17,570)
Federal income tax cost of investments	$177,675,434

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	242	12/18/15	$21,432,730	$(67,544)

Cash collateral in the amount of $1,038,180 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

88 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short Dow30SM had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(77,731,689)	11/07/16	Bank of America, N.A.	(0.34)%	Dow Jones Industrial AverageSM	$(2,962,930)	$2,962,930	$—	$—
(62,158,391)	04/06/16	Citibank, N.A.	(0.31)%	Dow Jones Industrial AverageSM	(5,009,034)	4,396,973	561,000	(51,061)
(335,647)	11/06/17	Credit Suisse International	(0.29)%	Dow Jones Industrial AverageSM	2,783	—	—	2,783
(2,248,553)	11/06/17	Deutsche Bank AG	0.04%	Dow Jones Industrial AverageSM	18,513
(953,854)	11/06/17	Deutsche Bank AG	0.09%	SPDR® Dow Jones Industrial AverageSM ETF Trust	12,678
(3,202,407)					31,191	—	(2)	31,189
(4,388,348)	12/07/15	Goldman Sachs International	(0.28)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(144,873)
(518,831)	12/07/15	Goldman Sachs International	(0.46)%	Dow Jones Industrial AverageSM	(70,907)
(4,907,179)					(215,780)	112,780	103,000	—
(133,797,165)	11/07/16	Morgan Stanley & Co. International PLC	0.01%	Dow Jones Industrial AverageSM	(10,437,207)	10,437,207	—	—
(82,178,600)	11/06/17	Societe Generale	(0.24)%	Dow Jones Industrial AverageSM	618,047	—	(618,047)	—
(73,827,456)	11/07/16	UBS AG	(0.29)%	Dow Jones Industrial AverageSM	(6,299,975)	6,299,975	—	—
$(438,138,534)					$(24,272,905)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 89

Principal Amount		Value
	Repurchase Agreements (a) — 132.1%
$4,807,365	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $4,807,378	$4,807,365
	Total Repurchase Agreements (Cost $4,807,365)	4,807,365
	Total Investment Securities (Cost $4,807,365) † — 132.1%	4,807,365
	Liabilities in excess of other assets — (32.1%)	(1,169,502)
	Net Assets — 100.0%	$3,637,863

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	4	12/18/15	$583,800	$(6,632)

Cash collateral in the amount of $29,480 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

UltraPro Short MidCap400 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,890,254)	11/06/17	Bank of America, N.A.	(0.09)%	S&P MidCap 400®	$(36,114)	$—	$16,000	$(20,114)
(1,487,695)	02/08/16	Citibank, N.A.	(0.16)%	S&P MidCap 400®	(396,677)	—	387,000	(9,677)
(128,337)	11/06/17	Credit Suisse International	(0.19)%	S&P MidCap 400®	(17)	—	—	(17)
(197,682)	11/06/17	Deutsche Bank AG	0.24%	S&P MidCap 400®	305	—	—	305
(132,269)	12/07/15	Goldman Sachs International	0.14%	SPDR® S&P MidCap 400® ETF Trust	(4,803)	—	4,803	—
(4,551,185)	11/07/16	Morgan Stanley & Co. International PLC	0.11%	S&P MidCap 400®	129,763	(129,763)	—	—
(1,939,581)	11/06/17	Societe Generale	(0.09)%	S&P MidCap 400®	24,551	—	(24,551)	—
$(10,327,003)					$(282,992)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

90 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 61.3%
	U.S. Treasury Bills
$25,000,000	0.00%, due 01/14/16	$24,998,319
5,000,000	0.00%, due 02/11/16	4,998,651
10,000,000	0.00%, due 02/18/16	9,996,760
	Total U.S. Government & Agency Securities (Cost $39,997,094)	39,993,730
	Repurchase Agreements (a)(b) — 77.7%
50,674,308	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $50,674,454	50,674,308
	Total Repurchase Agreements (Cost $50,674,308)	50,674,308
	Total Investment Securities (Cost $90,671,402) — 139.0%	90,668,038
	Liabilities in excess of other assets — (39.0%)	(25,446,964)
	Net Assets — 100.0%	$65,221,074

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $18,626,881.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,364)
Net unrealized depreciation	$(3,364)
Federal income tax cost of investments	$90,671,402

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	72	12/18/15	$8,607,600	$(51,606)

Cash collateral in the amount of $388,800 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 91

Swap Agreements1

UltraPro Short Russell2000 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(9,712,526)	11/07/16	Bank of America, N.A.	0.56%	Russell 2000® Index	$(4,315,593)	$4,206,771	$—	$(108,822)
(26,764,736)	04/06/16	Citibank, N.A.	0.54%	Russell 2000® Index	(2,125,105)	2,125,105	—	—
(62,344)	11/06/17	Credit Suisse International	0.61%	Russell 2000® Index	4	—	—	4
(1,227,482)	11/06/17	Deutsche Bank AG	0.84%	Russell 2000® Index	(97)
(1,054,870)	11/06/17	Deutsche Bank AG	0.84%	iShares® Russell 2000 ETF	628
(2,282,352)					531	—	(6)	525
(45,175)	12/07/15	Goldman Sachs International	0.44%	Russell 2000® Index	(27,107)	27,107	—	—
(76,247,374)	01/06/17	Morgan Stanley & Co. International PLC	0.51%	Russell 2000® Index	(6,227,079)
(416,855)	11/06/17	Morgan Stanley & Co. International PLC	0.71%	iShares® Russell 2000 ETF	281
(76,664,229)					(6,226,798)	6,226,798	—	—
(27,132,640)	11/06/17	Societe Generale	0.51%	Russell 2000® Index	(190,926)	190,926	—	—
(44,424,526)	11/07/16	UBS AG	0.41%	Russell 2000® Index	(3,598,231)	3,598,231	—	—
$(187,088,528)					$(16,483,225)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

92 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security — 37.3%
	U.S. Treasury Bill
$500,000	0.00%, due 01/28/16	$499,956
	Total U.S. Government & Agency Security (Cost $499,956)	499,956
	Repurchase Agreements (a) — 42.4%
569,497	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $569,497	569,497
	Total Repurchase Agreements (Cost $569,497)	569,497
	Total Investment Securities (Cost $1,069,453) † — 79.7%	1,069,453
	Other assets less liabilities — 20.3%	273,089
	Net Assets — 100.0%	$1,342,542

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Basic Materials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(279,242)	11/06/17	Bank of America, N.A.	(0.09)%	Dow Jones U.S. Basic MaterialsSM Index	$(5,212)	$—	$—	$(5,212)
(254,018)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Basic MaterialsSM Index	15,462	—	—	15,462
(177,186)	11/06/17	Deutsche Bank AG	0.14%	Dow Jones U.S. Basic MaterialsSM Index	(682)	—	682	—
(313,614)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Basic MaterialsSM Index	(2,650)	—	—	(2,650)
(216,061)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. Basic MaterialsSM Index	(2,313)	—	2,313	—
(101,177)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Basic MaterialsSM Index	(13,805)	—	13,805	—
$(1,341,298)					$(9,200)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT BASIC MATERIALS SBM :: 93

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 84.6%
	U.S. Treasury Bills
$5,000,000	0.00%, due 12/10/15	$4,999,956
14,000,000	0.00%, due 01/28/16	13,998,760
	Total U.S. Government & Agency Securities (Cost $18,998,716)	18,998,716
	Repurchase Agreements (a)(b) — 21.0%
4,711,999	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $4,712,012	4,711,999
	Total Repurchase Agreements (Cost $4,711,999)	4,711,999
	Total Investment Securities (Cost $23,710,715) † — 105.6%	23,710,715
	Liabilities in excess of other assets — (5.6%)	(1,255,963)
	Net Assets — 100.0%	$22,454,752

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $2,523,975.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Financials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,412,020)	11/06/17	Bank of America, N.A.	(0.19)%	Dow Jones U.S. FinancialsSM Index	$25,266	$—	$—	$25,266
(4,462,097)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. FinancialsSM Index	(951,635)	951,635	—	—
(2,820,195)	11/06/17	Deutsche Bank AG	0.39%	Dow Jones U.S. FinancialsSM Index	1,721	—	(1)	1,720
(940,803)	12/07/15	Goldman Sachs International	(0.41)%	Dow Jones U.S. FinancialsSM Index	(95,711)	95,711	—	—
(2,734,336)	11/06/17	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. FinancialsSM Index	16,302	—	—	16,302
(5,338,648)	11/06/17	Societe Generale	(0.04)%	Dow Jones U.S. FinancialsSM Index	(7,920)	—	7,920	—
(3,727,939)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. FinancialsSM Index	(639,219)	306,219	333,000	—
$(22,436,038)					$(1,651,196)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

94 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.0%
	U.S. Treasury Bills
$1,000,000	0.00%, due 12/10/15	$999,995
5,000,000	0.00%, due 01/07/16	4,999,997
	Total U.S. Government & Agency Securities (Cost $5,999,992)	5,999,992
	Repurchase Agreements (a)(b) — 47.8%
6,368,404	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,368,422	6,368,404
	Total Repurchase Agreements (Cost $6,368,404)	6,368,404
	Total Investment Securities (Cost $12,368,396) † — 92.8%	12,368,396
	Other assets less liabilities — 7.2%	964,802
	Net Assets — 100.0%	$13,333,198

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $439,971.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Oil & Gas had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(9,398,411)	11/06/17	Bank of America, N.A.	0.01%	Dow Jones U.S. Oil & GasSM Index	$201,348	$(201,348)	$—	$—
(1,471,204)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Oil & GasSM Index	61,561	—	—	61,561
(758,564)	11/06/17	Deutsche Bank AG	(0.06)%	Dow Jones U.S. Oil & GasSM Index	14,787	—	(14,787)	—
(863,125)	12/07/15	Goldman Sachs International	(0.31)%	Dow Jones U.S. Oil & GasSM Index	172,619	(172,619)	—	—
(473,991)	11/06/17	Morgan Stanley & Co. International PLC	(0.09)%	Dow Jones U.S. Oil & GasSM Index	12,957	(5,000)	—	7,957
(154,195)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. Oil & GasSM Index	4,852	—	—	4,852
(200,789)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Oil & GasSM Index	72,181	—	—	72,181
$(13,320,279)					$540,305

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT OIL & GAS DDG :: 95

Principal Amount		Value
	U.S. Government & Agency Security (a) — 89.5%
	U.S. Treasury Bill
$25,500,000	0.00%, due 01/14/16	$25,498,348
	Total U.S. Government & Agency Security (Cost $25,498,348)	25,498,348
	Repurchase Agreements (a)(b) — 21.9%
6,227,017	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,227,035	6,227,017
	Total Repurchase Agreements (Cost $6,227,017)	6,227,017
	Total Investment Securities (Cost $31,725,365) † — 111.4%	31,725,365
	Liabilities in excess of other assets — (11.4%)	(3,247,509)
	Net Assets — 100.0%	$28,477,856

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $5,237,456.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short Real Estate had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(7,701,669)	11/07/16	Bank of America, N.A.	(0.24)%	Dow Jones U.S. Real EstateSM Index	$(3,363,117)	$3,363,117	$—	$—
(10,445,755)	12/07/15	Credit Suisse International	(0.19)%	Dow Jones U.S. Real EstateSM Index	22,448	—	—	22,448
(3,513,904)	11/06/17	Deutsche Bank AG	0.44%	Dow Jones U.S. Real EstateSM Index	(58,117)	—	58,117	—
(510,436)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Real EstateSM Index	(8,343)	—	—	(8,343)
(1,921,770)	11/06/17	Societe Generale	0.01%	Dow Jones U.S. Real EstateSM Index	23,651	—	(20,000)	3,651
(4,356,868)	12/07/15	UBS AG	0.06%	Dow Jones U.S. Real EstateSM Index	(434,546)	—	434,546	—
$(28,450,402)					$(3,818,024)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

96 :: REK SHORT REAL ESTATE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 102.4%
$1,140,136	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,140,139	$1,140,136
	Total Repurchase Agreements (Cost $1,140,136)	1,140,136
	Total Investment Securities (Cost $1,140,136) † — 102.4%	1,140,136
	Liabilities in excess of other assets — (2.4%)	(26,287)
	Net Assets — 100.0%	$1,113,849

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

Short S&P Regional Banking had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(106,397)	11/07/16	Bank of America, N.A.	0.16%	S&P Regional Banks Select Industry Index	$(41,297)	$—	$—	$(41,297)
(113,528)	11/07/16	Deutsche Bank AG	0.54%	S&P Regional Banks Select Industry Index	(13,153)	—	13,153	—
(110,993)	11/07/16	Morgan Stanley & Co. International PLC	0.46%	S&P Regional Banks Select Industry Index	(16,029)	—	16,029	—
(699,331)	11/07/16	Societe Generale	0.06%	S&P Regional Banks Select Industry Index	(66,897)	—	59,543	(7,354)
(82,634)	11/07/16	UBS AG	(0.04)%	S&P Regional Banks Select Industry Index	(16,356)	—	16,356	—
$(1,112,883)					$(153,732)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT S&P REGIONAL BANKING KRS :: 97

Principal Amount		Value
	U.S. Government & Agency Security (a) — 57.7%
	U.S. Treasury Bill
$10,000,000	0.00%, due 01/07/16	$9,999,995
	Total U.S. Government & Agency Security (Cost $9,999,995)	9,999,995
	Repurchase Agreements (a)(b) — 49.0%
8,502,095	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $8,502,119	8,502,095
	Total Repurchase Agreements (Cost $8,502,095)	8,502,095
	Total Investment Securities (Cost $18,502,090) † — 106.7%	18,502,090
	Liabilities in excess of other assets — (6.7%)	(1,157,313)
	Net Assets — 100.0%	$17,344,777

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $5,503,632.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Basic Materials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(8,327,508)	11/07/16	Bank of America, N.A.	(0.09)%	Dow Jones U.S. Basic MaterialsSM Index	$(2,278,029)	$1,748,029	$530,000	$—
(9,671,125)	11/07/16	Credit Suisse International	(0.29)%	Dow Jones U.S. Basic MaterialsSM Index	(956,475)	636,475	320,000	—
(4,045,182)	11/06/17	Deutsche Bank AG	0.14%	Dow Jones U.S. Basic MaterialsSM Index	(7,115)	7,115	—	—
(1,329,185)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Basic MaterialsSM Index	(11,232)	—	11,232	—
(1,083,033)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. Basic MaterialsSM Index	(11,593)	—	11,593	—
(10,228,768)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Basic MaterialsSM Index	(1,740,077)	—	1,740,077	—
$(34,684,801)					$(5,004,521)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

98 :: SMN ULTRASHORT BASIC MATERIALS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.7%
	U.S. Treasury Bills
$30,000,000	0.00%, due 12/03/15	$29,999,933
7,092,000	0.00%, due 01/28/16	7,091,086
5,000,000	0.00%, due 03/17/16	4,997,435
50,000,000	0.00%, due 04/21/16	49,961,300
	Total U.S. Government & Agency Securities (Cost $92,067,170)	92,049,754
	Repurchase Agreements (a)(b) — 25.0%
25,116,303	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $25,116,376	25,116,303
	Total Repurchase Agreements (Cost $25,116,303)	25,116,303
	Total Investment Securities (Cost $117,183,473) — 116.7%	117,166,057
	Liabilities in excess of other assets — (16.7%)	(16,746,046)
	Net Assets — 100.0%	$100,420,011

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $22,216,955.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(17,416)
Net unrealized depreciation	$(17,416)
Federal income tax cost of investments	$117,183,473

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 99

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(29,712,304)	03/07/16	Bank of America, N.A.	0.21%	NASDAQ Biotechnology Index®	$(14,728,679)
(15,881)	11/06/17	Bank of America, N.A.	0.59%	iShares® Nasdaq Biotechnology ETF	(202)
(29,728,185)					(14,728,881)	$14,449,192	$46,000	$(233,689)
(33,190)	12/07/15	Citibank, N.A.	0.84%	NASDAQ Biotechnology Index®	(4,446)	—	4,446	—
(1,021,133)	12/07/15	Credit Suisse International	0.51%	NASDAQ Biotechnology Index®	231,633	—	(231,633)	—
(6,611,922)	11/06/17	Deutsche Bank AG	0.64%	NASDAQ Biotechnology Index®	(472,223)	472,223	—	—
(139,795)	11/06/17	Morgan Stanley & Co. International PLC	0.51%	NASDAQ Biotechnology Index®	(1,843)
(62,754)	11/06/17	Morgan Stanley & Co. International PLC	1.31%	iShares® Nasdaq Biotechnology ETF	(822)
(202,549)					(2,665)	—	2,665	—
(108,218,047)	11/06/17	Societe Generale	0.36%	NASDAQ Biotechnology Index®	(2,119,934)	2,119,934	—	—
(54,833,192)	12/07/15	UBS AG	0.31%	NASDAQ Biotechnology Index®	6,078,160	(5,291,597)	(2,512)	784,051
$(200,648,218)					$(11,018,356)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

100 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 89.0%
$2,236,867	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,236,874	$2,236,867
	Total Repurchase Agreements (Cost $2,236,867)	2,236,867
	Total Investment Securities (Cost $2,236,867) † — 89.0%	2,236,867
	Other assets less liabilities — 11.0%	275,865
	Net Assets — 100.0%	$2,512,732

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(991,511)	03/07/16	Bank of America, N.A.	(0.14)%	Dow Jones U.S. Consumer GoodsSM Index	$(105,527)
(12,996)	11/06/17	Bank of America, N.A.	0.32%	iShares® U.S. Consumer Goods ETF	(49)
(1,004,507)					(105,576)	$—	$90,005	$(15,571)
(8,246)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Consumer GoodsSM Index	(2,182)	—	—	(2,182)
(427,830)	11/06/17	Deutsche Bank AG	0.24%	Dow Jones U.S. Consumer GoodsSM Index	(1,329)	—	1,329	—
(933,108)	11/06/17	Morgan Stanley & Co. International PLC	0.16%	Dow Jones U.S. Consumer GoodsSM Index	(2,850)
(15,352)	11/06/17	Morgan Stanley & Co. International PLC	0.66%	iShares® U.S. Consumer Goods ETF	(61)
(948,460)					(2,911)	—	—	(2,911)
(1,782,869)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. Consumer GoodsSM Index	4,239	—	(4,239)	—
(852,561)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Consumer GoodsSM Index	(85,253)	—	85,253	—
$(5,024,473)					$(193,012)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT CONSUMER GOODS SZK :: 101

Principal Amount		Value
	U.S. Government & Agency Security — 2.8%
	U.S. Treasury Bill
$74,000	0.00%, due 03/17/16	$73,961
	Total U.S. Government & Agency Security (Cost $73,997)	73,961
	Repurchase Agreements (a) — 99.4%
2,584,678	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,584,686	2,584,678
	Total Repurchase Agreements (Cost $2,584,678)	2,584,678
	Total Investment Securities (Cost $2,658,675) — 102.2%	2,658,639
	Liabilities in excess of other assets — (2.2%)	(57,105)
	Net Assets — 100.0%	$2,601,534

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(36)
Net unrealized depreciation	$(36)
Federal income tax cost of investments	$2,658,675

See accompanying notes to the financial statements.

102 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraShort Consumer Services had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(691,081)	03/07/16	Bank of America, N.A.	(0.14)%	Dow Jones U.S. Consumer ServicesSM Index	$(389,870)
(17,436)	11/06/17	Bank of America, N.A.	0.32%	iShares® U.S. Consumer Services ETF	262
(708,517)					(389,608)	$—	$330,000	$(59,608)
(126,345)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Consumer ServicesSM Index	(33,662)	—	—	(33,662)
(739,610)	11/06/17	Deutsche Bank AG	0.24%	Dow Jones U.S. Consumer ServicesSM Index	11,316	—	(11,316)	—
(771,653)	11/06/17	Morgan Stanley & Co. International PLC	0.31%	Dow Jones U.S. Consumer ServicesSM Index	11,296
(8,529)	11/06/17	Morgan Stanley & Co. International PLC	0.81%	iShares® U.S. Consumer Services ETF	126
(780,182)					11,422	—	—	11,422
(2,466,553)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. Consumer ServicesSM Index	22,019	—	(20,000)	2,019
(377,312)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Consumer ServicesSM Index	(294,304)	—	287,000	(7,304)
$(5,198,519)					$(672,817)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 103

Principal Amount		Value
	U.S. Government & Agency Security (a) — 48.2%
	U.S. Treasury Bill
$24,000,000	0.00%, due 03/17/16	$23,987,687
	Total U.S. Government & Agency Security (Cost $23,999,286)	23,987,687
	Repurchase Agreements (a)(b) — 52.9%
26,298,458	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $26,298,535	26,298,458
	Total Repurchase Agreements (Cost $26,298,458)	26,298,458
	Total Investment Securities (Cost $50,297,744) — 101.1%	50,286,145
	Liabilities in excess of other assets — (1.1%)	(551,623)
	Net Assets — 100.0%	$49,734,522

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $17,396,688.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,599)
Net unrealized depreciation	$(11,599)
Federal income tax cost of investments	$50,297,744

Swap Agreements1

UltraShort Financials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(4,038,372)	03/07/16	Bank of America, N.A.	(0.19)%	Dow Jones U.S. FinancialsSM Index	$(1,600,382)	$1,320,382	$280,000	$—
(23,149,218)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. FinancialsSM Index	(1,571,641)	12,641	1,559,000	—
(4,267,109)	11/06/17	Deutsche Bank AG	0.39%	Dow Jones U.S. FinancialsSM Index	(49,973)	—	4,000	(45,973)
(39,052,265)	12/07/15	Goldman Sachs International	(0.41)%	Dow Jones U.S. FinancialsSM Index	(2,010,128)	—	2,010,128	—
(7,940,182)	01/06/16	Morgan Stanley & Co. International PLC	0.06%	Dow Jones U.S. FinancialsSM Index	(930,665)	34,665	896,000	—
(11,095,199)	11/06/17	Societe Generale	(0.04)%	Dow Jones U.S. FinancialsSM Index	(16,459)	—	16,459	—
(9,832,234)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. FinancialsSM Index	(2,508,504)	2,508,504	—	—
$(99,374,579)					$(8,687,752)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

104 :: SKF ULTRASHORT FINANCIALS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 5.1%
$73,913	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $73,913	$73,913
	Total Repurchase Agreements (Cost $73,913)	73,913
	Total Investment Securities (Cost $73,913) † — 5.1%	73,913
	Other assets less liabilities — 94.9%	1,376,372
	Net Assets — 100.0%	$1,450,285

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort Gold Miners had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(197,181)	01/06/17	Bank of America, N.A.	0.21%	Market Vectors Gold Miners ETF	$331,795	$—	$—	$331,795
(885,986)	01/06/17	Deutsche Bank AG	(0.01)%	Market Vectors Gold Miners ETF	280,989	—	(200,000)	80,989
(48,213)	11/07/16	Goldman Sachs International	0.04%	Market Vectors Gold Miners ETF	1,782	—	—	1,782
(1,052,120)	01/06/17	Morgan Stanley & Co. International PLC	0.11%	Market Vectors Gold Miners ETF	166,333	—	(166,333)	—
(51,497)	11/07/16	Societe Generale	0.31%	Market Vectors Gold Miners ETF	(1,526)	—	—	(1,526)
(664,151)	01/06/17	UBS AG	(0.04)%	Market Vectors Gold Miners ETF	(24,979)	—	24,979	—
$(2,899,148)					$754,394

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT GOLD MINERS GDXS :: 105

Principal Amount		Value
	Repurchase Agreements (a) — 32.8%
$761,339	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $761,340	$761,339
	Total Repurchase Agreements (Cost $761,339)	761,339
	Total Investment Securities (Cost $761,339) † — 32.8%	761,339
	Other assets less liabilities — 67.2%	1,563,059
	Net Assets — 100.0%	$2,324,398

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort Junior Miners had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(62,426)	11/06/17	Bank of America, N.A.	0.31%	Market Vectors Junior Gold Miners ETF	$8,986	$—	$—	$8,986
(1,416,971)	11/07/16	Deutsche Bank AG	0.24%	Market Vectors Junior Gold Miners ETF	480,715	—	(400,000)	80,715
(44,710)	11/07/16	Goldman Sachs International	0.69%	Market Vectors Junior Gold Miners ETF	5,221	—	—	5,221
(2,482,815)	01/06/17	Morgan Stanley & Co. International PLC	0.11%	Market Vectors Junior Gold Miners ETF	203,218	—	(138,000)	65,218
(48,144)	11/07/16	Societe Generale	0.31%	Market Vectors Junior Gold Miners ETF	1,827	—	—	1,827
(592,637)	11/07/16	UBS AG	(0.04)%	Market Vectors Junior Gold Miners ETF	(32,351)	—	—	(32,351)
$(4,647,703)					$667,616

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

106 :: GDJS ULTRASHORT JUNIOR MINERS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 46.9%
	U.S. Treasury Bill
$2,000,000	0.00%, due 01/07/16	$1,999,998
	Total U.S. Government & Agency Security (Cost $1,999,998)	1,999,998
	Repurchase Agreements (a)(b) — 48.2%
2,057,492	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,057,499	2,057,492
	Total Repurchase Agreements (Cost $2,057,492)	2,057,492
	Total Investment Securities (Cost $4,057,490) † — 95.1%	4,057,490
	Other assets less liabilities — 4.9%	208,874
	Net Assets — 100.0%	$4,266,364

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $59,996.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Health Care had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,111,698)	11/06/17	Bank of America, N.A.	(0.14)%	Dow Jones U.S. Health CareSM Index	$7,317
(7,830)	11/06/17	Bank of America, N.A.	0.32%	iShares® U.S. Healthcare ETF	70
(1,119,528)					7,387	$—	$—	$7,387
(65,044)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Health CareSM Index	(4,049)	—	—	(4,049)
(1,727,458)	11/06/17	Deutsche Bank AG	(0.06)%	Dow Jones U.S. Health CareSM Index	(1,552)	1,552	—	—
(4,651,027)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Health CareSM Index	44,543
(9,871)	11/06/17	Morgan Stanley & Co. International PLC	0.61%	iShares® U.S. Healthcare ETF	86
(4,660,898)					44,629	—	—	44,629
(532,557)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. Health CareSM Index	6,827	—	(6,827)	—
(423,100)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Health CareSM Index	(88,263)	—	88,263	—
$(8,528,585)					$(35,021)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT HEALTH CARE RXD :: 107

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

108 :: RXD ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 106.3%
$1,828,161	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,828,165	$1,828,161
	Total Repurchase Agreements (Cost $1,828,161)	1,828,161
	Total Investment Securities (Cost $1,828,161) † — 106.3%	1,828,161
	Liabilities in excess of other assets — (6.3%)	(108,942)
	Net Assets — 100.0%	$1,719,219

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Homebuilders & Supplies had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(271,243)	11/07/16	Deutsche Bank AG	0.09%	Dow Jones U.S. Select Home Construction Index	$(91,575)	$—	$—	$(91,575)
(887,143)	11/07/16	Morgan Stanley & Co. International PLC	0.16%	Dow Jones U.S. Select Home Construction Index	(79,204)	—	—	(79,204)
(2,177,355)	01/06/17	Societe Generale	0.06%	Dow Jones U.S. Select Home Construction Index	(59,903)	—	59,903	—
(104,448)	11/07/16	UBS AG	(0.04)%	Dow Jones U.S. Select Home Construction Index	(4,565)	—	4,565	—
$(3,440,189)					$(235,247)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT HOMEBUILDERS & SUPPLIES HBZ :: 109

Principal Amount		Value
	U.S. Government & Agency Security (a) — 57.7%
	U.S. Treasury Bill
$3,000,000	0.00%, due 01/07/16	$2,999,998
	Total U.S. Government & Agency Security (Cost $2,999,998)	2,999,998
	Repurchase Agreements (a)(b) — 40.6%
2,108,014	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,108,021	2,108,014
	Total Repurchase Agreements (Cost $2,108,014)	2,108,014
	Total Investment Securities (Cost $5,108,012) † — 98.3%	5,108,012
	Other assets less liabilities — 1.7%	88,904
	Net Assets — 100.0%	$5,196,916

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $204,986.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Industrials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(604,883)	11/06/17	Bank of America, N.A.	(0.14)%	Dow Jones U.S. IndustrialsSM Index	$(15,733)
(6,285)	11/06/17	Bank of America, N.A.	0.32%	iShares® U.S. Industrials ETF	(15)
(611,168)					(15,748)	$—	$—	$(15,748)
(33,595)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. IndustrialsSM Index	(748)	—	—	(748)
(1,747,171)	11/06/17	Deutsche Bank AG	0.14%	Dow Jones U.S. IndustrialsSM Index	(4,190)	4,190	—	—
(18,720)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. IndustrialsSM Index	(45)
(5,926)	11/06/17	Morgan Stanley & Co. International PLC	0.06%	iShares® U.S. Industrials ETF	(14)
(24,646)					(59)	59	—	—
(7,750,938)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. IndustrialsSM Index	(27,380)	—	27,380	—
(211,623)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. IndustrialsSM Index	(65,532)	—	65,532	—
$(10,379,141)					$(113,657)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

110 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT INDUSTRIALS SIJ :: 111

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 85.2%
	U.S. Treasury Bills
$18,000,000	0.00%, due 01/07/16	$17,999,991
5,610,000	0.00%, due 01/21/16	5,608,748
10,000,000	0.00%, due 02/18/16	9,996,760
	Total U.S. Government & Agency Securities (Cost $33,606,325)	33,605,499
	Repurchase Agreements (a)(b) — 21.6%
8,538,470	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $8,538,494	8,538,470
	Total Repurchase Agreements (Cost $8,538,470)	8,538,470
	Total Investment Securities (Cost $42,144,795) — 106.8%	42,143,969
	Liabilities in excess of other assets — (6.8%)	(2,670,199)
	Net Assets — 100.0%	$39,473,770

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $9,140,451.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(826)
Net unrealized depreciation	$(826)
Federal income tax cost of investments	$42,144,795

Swap Agreements1

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,225,894)	11/07/16	Bank of America, N.A.	0.01%	Dow Jones U.S. Oil & GasSM Index	$(2,464,816)
(5,533)	11/06/17	Bank of America, N.A.	0.37%	iShares® U.S. Energy ETF	144
(3,231,427)					(2,464,672)	$2,419,672	$45,000	$—
(303,998)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. Oil & GasSM Index	79,183	—	—	79,183
(18,266,173)	11/06/17	Deutsche Bank AG	(0.06)%	Dow Jones U.S. Oil & GasSM Index	166,732	—	(166,732)	—
(561,247)	12/07/15	Goldman Sachs International	(0.31)%	Dow Jones U.S. Oil & GasSM Index	690,904	(690,904)	—	—
(43,162,112)	11/07/16	Morgan Stanley & Co. International PLC	(0.09)%	Dow Jones U.S. Oil & GasSM Index	(5,875,711)
(13,763)	11/07/16	Morgan Stanley & Co. International PLC	0.06%	iShares® U.S. Energy ETF	3,486
(43,175,875)					(5,872,225)	5,703,707	—	(168,518)
(10,351,057)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. Oil & GasSM Index	325,714	—	(325,714)	—
(2,918,451)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. Oil & GasSM Index	4,322,122	(4,322,122)	—	—
$(78,808,228)					$(2,752,242)

See accompanying notes to the financial statements.

112 :: DUG ULTRASHORT OIL & GAS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT OIL & GAS DUG :: 113

Principal Amount		Value
	Repurchase Agreements (a) — 76.1%
$1,920,642	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,920,646	$1,920,642
	Total Repurchase Agreements (Cost $1,920,642)	1,920,642
	Total Investment Securities (Cost $1,920,642) † — 76.1%	1,920,642
	Other assets less liabilities — 23.9%	602,050
	Net Assets — 100.0%	$2,522,692

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Oil & Gas Exploration & Production had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,169,795)	11/07/16	Deutsche Bank AG	2.44%	S&P Oil & Gas Exploration & Production Select Industry Index	$(123,533)	$—	$—	$(123,533)
(19,269)	11/07/16	Goldman Sachs International	2.34%	SPDR S&P Oil & Gas Exploration & Production ETF	668	—	—	668
(1,096,878)	11/07/16	Morgan Stanley & Co. International PLC	2.41%	S&P Oil & Gas Exploration & Production Select Industry Index	285,139	—	(183,000)	102,139
(2,736,916)	07/06/17	Societe Generale	1.66%	S&P Oil & Gas Exploration & Production Select Industry Index	314,125	—	(314,125)	—
(28,920)	01/06/17	UBS AG	2.81%	S&P Oil & Gas Exploration & Production Select Industry Index	(13,282)	—	13,282	—
$(5,051,778)					$463,117

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

114 :: SOP ULTRASHORT OIL & GAS EXPLORATION & PRODUCTION :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.7%
	U.S. Treasury Bills
$10,000,000	0.00%, due 02/18/16	$9,996,760
15,000,000	0.00%, due 03/17/16	14,992,305
	Total U.S. Government & Agency Securities (Cost $24,997,140)	24,989,065
	Repurchase Agreements (a)(b) — 24.4%
7,844,848	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $7,844,872	7,844,848
	Total Repurchase Agreements (Cost $7,844,848)	7,844,848
	Total Investment Securities (Cost $32,841,988) — 102.1%	32,833,913
	Liabilities in excess of other assets — (2.1%)	(683,130)
	Net Assets — 100.0%	$32,150,783

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $1,936,963.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,075)
Net unrealized depreciation	$(8,075)
Federal income tax cost of investments	$32,841,988

Swap Agreements1

UltraShort Real Estate had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(10,728,159)	11/07/16	Bank of America, N.A.	(0.24)%	Dow Jones U.S. Real EstateSM Index	$(3,482,552)
(84,720)	11/06/17	Bank of America, N.A.	0.22%	iShares® U.S. Real Estate ETF	(1,396)
(10,812,879)					(3,483,948)	$284,948	$3,199,000	$—
(604,069)	12/07/15	Credit Suisse International	(0.19)%	Dow Jones U.S. Real EstateSM Index	(42,848)	—	42,848	—
(2,744,237)	11/06/17	Deutsche Bank AG	0.44%	Dow Jones U.S. Real EstateSM Index	(45,387)	—	45,387	—
(1,122,564)	12/07/15	Goldman Sachs International	(0.31)%	Dow Jones U.S. Real EstateSM Index	(90,859)	—	90,859	—
(16,447,562)	01/06/16	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. Real EstateSM Index	(644,664)	—	—	—
(64,817)	11/06/17	Morgan Stanley & Co. International PLC	0.91%	iShares® U.S. Real Estate ETF	(1,094)	—	—	—
(16,512,379)					(645,758)	479,758	166,000	—
(13,499,441)	11/06/17	Societe Generale	0.01%	Dow Jones U.S. Real EstateSM Index	64,625	—	(64,625)	—
(19,007,873)	12/07/15	UBS AG	0.06%	Dow Jones U.S. Real EstateSM Index	(655,992)	382,992	273,000	—
$(64,303,442)					$(4,900,167)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT REAL ESTATE SRS :: 115

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

116 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 55.0%
	U.S. Treasury Bill
$1,700,000	0.00%, due 03/17/16	$1,699,128
	Total U.S. Government & Agency Security (Cost $1,699,950)	1,699,128
	Repurchase Agreements (a)(b) — 51.2%
1,581,951	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,581,955	1,581,951
	Total Repurchase Agreements (Cost $1,581,951)	1,581,951
	Total Investment Securities (Cost $3,281,901) — 106.2%	3,281,079
	Liabilities in excess of other assets — (6.2%)	(192,802)
	Net Assets — 100.0%	$3,088,277

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $560,700.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(822)
Net unrealized depreciation	$(822)
Federal income tax cost of investments	$3,281,901

Swap Agreements1

UltraShort Semiconductors had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(687,477)	03/07/16	Bank of America, N.A.	(0.19)%	Dow Jones U.S. SemiconductorsSM Index	$(692,461)	$140,461	$552,000	$—
(22,590)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. SemiconductorsSM Index	(1,638)	—	—	(1,638)
(2,076,641)	11/06/17	Deutsche Bank AG	0.04%	Dow Jones U.S. SemiconductorsSM Index	(31,188)	—	31,188	—
(1,290,994)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. SemiconductorsSM Index	(19,435)	19,435	—	—
(1,582,943)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. SemiconductorsSM Index	(50,958)	19,989	—	(30,969)
(526,158)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. SemiconductorsSM Index	(104,180)	—	104,180	—
$(6,186,803)					$(899,860)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 117

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

118 :: SSG ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 59.4%
	U.S. Treasury Bill
$4,000,000	0.00%, due 01/07/16	$3,999,998
	Total U.S. Government & Agency Security (Cost $3,999,998)	3,999,998
	Repurchase Agreements (a)(b) — 43.6%
2,940,300	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,940,308	2,940,300
	Total Repurchase Agreements (Cost $2,940,300)	2,940,300
	Total Investment Securities (Cost $6,940,298) † — 103.0%	6,940,298
	Liabilities in excess of other assets — (3.0%)	(204,361)
	Net Assets — 100.0%	$6,735,937

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $554,963.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Technology had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(3,083,932)	11/06/17	Bank of America, N.A.	(0.19)%	Dow Jones U.S. TechnologySM Index	$29,334
(14,232)	11/06/17	Bank of America, N.A.	0.27%	iShares® U.S. Technology ETF	151
(3,098,164)					29,485	$—	$—	$29,485
(346,291)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. TechnologySM Index	(34,594)	—	—	(34,594)
(1,351,791)	11/06/17	Deutsche Bank AG	0.14%	Dow Jones U.S. TechnologySM Index	18,595	—	(2)	18,593
(128,481)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. TechnologySM Index	1,437
(10,057)	11/06/17	Morgan Stanley & Co. International PLC	0.06%	iShares® U.S. Technology ETF	108
(138,538)					1,545	—	—	1,545
(7,214,258)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. TechnologySM Index	11,457	—	(11,457)	—
(1,320,517)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. TechnologySM Index	(694,159)	165,989	492,000	(36,170)
$(13,469,559)					$(667,671)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 119

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

120 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 74.2%
$3,252,869	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $3,252,878	$3,252,869
	Total Repurchase Agreements (Cost $3,252,869)	3,252,869
	Total Investment Securities (Cost $3,252,869) † — 74.2%	3,252,869
	Other assets less liabilities — 25.8%	1,128,563
	Net Assets — 100.0%	$4,381,432

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort Utilities had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,675,949)	03/07/16	Bank of America, N.A.	(0.09)%	Dow Jones U.S. UtilitiesSM Index	$(380,305)	$—	$380,305	$—
(4,999,268)	12/07/15	Credit Suisse International	(0.29)%	Dow Jones U.S. UtilitiesSM Index	42,231	—	—	42,231
(840,449)	11/06/17	Deutsche Bank AG	0.24%	Dow Jones U.S. UtilitiesSM Index	(32,030)	—	—	(32,030)
(104,677)	11/06/17	Morgan Stanley & Co. International PLC	0.11%	Dow Jones U.S. UtilitiesSM Index	(1,757)	—	1,757	—
(670,541)	11/06/17	Societe Generale	0.06%	Dow Jones U.S. UtilitiesSM Index	13,981	—	(10,000)	3,981
(456,988)	12/07/15	UBS AG	(0.09)%	Dow Jones U.S. UtilitiesSM Index	31,957	—	—	31,957
$(8,747,872)					$(325,923)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT UTILITIES SDP :: 121

Principal Amount		Value
	Repurchase Agreements (a) — 72.1%
$7,180,742	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $7,180,762	$7,180,742
	Total Repurchase Agreements (Cost $7,180,742)	7,180,742
	Total Investment Securities (Cost $7,180,742) † — 72.1%	7,180,742
	Other assets less liabilities — 27.9%	2,783,593
	Net Assets — 100.0%	$9,964,335

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Nasdaq Biotechnology had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(140,261)	01/06/17	Bank of America, N.A.	0.21%	NASDAQ Biotechnology Index®	$857,115	$(745,557)	$—	$111,558
(106,633)	11/07/16	Deutsche Bank AG	0.64%	NASDAQ Biotechnology Index®	(6,781)	—	—	(6,781)
(665,829)	11/07/16	Goldman Sachs International	0.29%	NASDAQ Biotechnology Index®	(46,522)	—	—	(46,522)
(11,154,231)	05/08/17	Societe Generale	0.36%	NASDAQ Biotechnology Index®	1,265,077	—	(1,240,000)	25,077
(17,826,328)	11/07/16	UBS AG	0.31%	NASDAQ Biotechnology Index®	(1,478,511)	—	1,478,511	—
$(29,893,282)					$590,378

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

122 :: ZBIO ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 88.6%
$3,804,980	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $3,804,990	$3,804,980
	Total Repurchase Agreements (Cost $3,804,980)	3,804,980
	Total Investment Securities (Cost $3,804,980) † — 88.6%	3,804,980
	Other assets less liabilities — 11.4%	488,948
	Net Assets — 100.0%	$4,293,928

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraPro Short Financial Select Sector had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(713,169)	11/06/17	Bank of America, N.A.	(0.19)%	S&P Financial Select Sector Index	$(1,713)	$—	$1,713	$—
(284,208)	11/06/17	Deutsche Bank AG	0.39%	S&P Financial Select Sector Index	(683)	—	683	—
(6,356,090)	11/06/17	Morgan Stanley & Co. International PLC	0.06%	S&P Financial Select Sector Index	(26,539)	—	26,539	—
(5,076,333)	11/06/17	Societe Generale	(0.04)%	S&P Financial Select Sector Index	(38,349)	—	38,349	—
				S&P Financial Select
(445,444)	11/06/17	UBS AG	(0.09)%	Sector Index	(4,751)	—	4,751	—
$(12,875,244)					$(72,035)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO SHORT FINANCIAL SELECT SECTOR FINZ :: 123

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.4%
	U.S. Treasury Bills
$5,000,000	0.00%, due 12/03/15	$4,999,994
35,000,000	0.00%, due 12/10/15	34,999,650
15,000,000	0.00%, due 02/18/16	14,995,140
	Total U.S. Government & Agency Securities (Cost $54,996,023)	54,994,784
	Repurchase Agreements (a)(b) — 30.2%
23,595,805	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $23,595,874	23,595,805
	Total Repurchase Agreements (Cost $23,595,805)	23,595,805
	Total Investment Securities (Cost $78,591,828) — 100.6%	78,590,589
	Liabilities in excess of other assets — (0.6%)	(504,177)
	Net Assets — 100.0%	$78,086,412

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $12,187,640.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,239)
Net unrealized depreciation	$(1,239)
Federal income tax cost of investments	$78,591,828

Swap Agreements1,5

Short MSCI EAFE had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(9,305,130)	11/06/17	Credit Suisse International	0.11%	iShares® MSCI EAFE ETF	$124,139	$—	$(124,139)	$—
(6,733,790)	11/07/16	Deutsche Bank AG	0.34%	iShares® MSCI EAFE ETF	(1,366,164)	1,366,164	—	—
(59,560,646)	11/06/17	Goldman Sachs International	(0.16)%	iShares® MSCI EAFE ETF	920,057	(920,057)	—	—
(537,872)	11/07/16	Societe Generale	0.41%	iShares® MSCI EAFE ETF	(121,701)	78,999	—	(42,702)
(1,583,961)	11/06/17	UBS AG	0.21%	iShares® MSCI EAFE ETF	26,891	—	—	26,891
$(77,721,399)					$(416,778)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

124 :: EFZ SHORT MSCI EAFE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 67.8%
	U.S. Treasury Bills
$110,000,000	0.00%, due 01/07/16	$109,987,204
45,000,000	0.00%, due 01/14/16	44,997,085
100,000,000	0.00%, due 02/25/16	99,959,100
50,000,000	0.00%, due 03/31/16	49,965,550
	Total U.S. Government & Agency Securities (Cost $304,923,185)	304,908,939
	Repurchase Agreements (a)(b) — 38.5%
173,397,700	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $173,398,203	173,397,700
	Total Repurchase Agreements (Cost $173,397,700)	173,397,700
	Total Investment Securities (Cost $478,320,885) — 106.3%	478,306,639
	Liabilities in excess of other assets — (6.3%)	(28,151,452)
	Net Assets — 100.0%	$450,155,187

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $94,645,129.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,363
Aggregate gross unrealized depreciation	(17,609)
Net unrealized depreciation	$(14,246)
Federal income tax cost of investments	$478,320,885

Swap Agreements1,5

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(4,119,970)	11/07/16	Bank of America, N.A.	1.66%	iShares® MSCI Emerging Markets ETF	$(1,610,678)	$1,610,678	$—	$—
(57,448,097)	11/06/17	Credit Suisse International	0.81%	iShares® MSCI Emerging Markets ETF	584,327	—	(584,327)	—
(26,372,645)	11/06/17	Deutsche Bank AG	2.04%	iShares® MSCI Emerging Markets ETF	(11,688,774)	11,688,774	—	—
(112,834,188)	11/06/17	Goldman Sachs International	1.84%	iShares® MSCI Emerging Markets ETF	(16,202,306)	16,202,306	—	—
(56,780,550)	11/06/17	Morgan Stanley & Co. International PLC	1.31%	iShares® MSCI Emerging Markets ETF	1,498,371	(1,498,371)	—	—
(76,170,810)	11/07/16	Societe Generale	1.31%	iShares® MSCI Emerging Markets ETF	(5,187,104)	5,187,104	—	—
(115,713,305)	11/06/17	UBS AG	1.31%	iShares® MSCI Emerging Markets ETF	4,826,500	(4,823,845)	(2,655)	—
$(449,439,565)					$(27,779,664)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 125

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

126 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 70.8%
	U.S. Treasury Bill
$7,000,000	0.00%, due 01/07/16	$6,999,996
	Total U.S. Government & Agency Security (Cost $6,999,996)	6,999,996
	Repurchase Agreements (a)(b) — 26.8%
2,655,828	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,655,836	2,655,828
	Total Repurchase Agreements (Cost $2,655,828)	2,655,828
	Total Investment Securities (Cost $9,655,824) † — 97.6%	9,655,824
	Other assets less liabilities — 2.4%	232,951
	Net Assets — 100.0%	$9,888,775

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $1,684,887.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Short FTSE China 50 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,557,304)	11/06/17	Bank of America, N.A.	(0.19)%	iShares® China Large-Cap ETF	$46,406	$—	$—	$46,406
(2,683,560)	11/06/17	Deutsche Bank AG	0.69%	iShares® China Large-Cap ETF	(1,049,812)	973,935	—	(75,877)
(3,338,156)	01/06/16	Goldman Sachs International	1.59%	iShares® China Large-Cap ETF	395,774	(395,774)	—	—
(2,216,277)	11/06/17	Societe Generale	0.81%	iShares® China Large-Cap ETF	87,715	—	(20,000)	67,715
(134,998)	11/07/16	UBS AG	1.56%	iShares® China Large-Cap ETF	(92,062)	—	92,062	—
$(9,930,295)					$(611,979)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT FTSE CHINA 50 YXI :: 127

Principal Amount		Value
	U.S. Government & Agency Security (a) — 55.1%
	U.S. Treasury Bill
$3,000,000	0.00%, due 01/07/16	$2,999,998
	Total U.S. Government & Agency Security (Cost $2,999,998)	2,999,998
	Repurchase Agreements (a)(b) — 33.1%
1,798,852	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,798,856	1,798,852
	Total Repurchase Agreements (Cost $1,798,852)	1,798,852
	Total Investment Securities (Cost $4,798,850) † — 88.2%	4,798,850
	Other assets less liabilities — 11.8%	643,627
	Net Assets — 100.0%	$5,442,477

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $530,965.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,457,494)	11/06/17	Credit Suisse International	0.11%	iShares® MSCI EAFE ETF	$41,112	$—	$(20,000)	$21,112
(6,743,609)	11/06/17	Deutsche Bank AG	0.34%	iShares® MSCI EAFE ETF	60,768	—	(50,001)	10,767
(203,462)	11/06/17	Societe Generale	0.41%	iShares® MSCI EAFE ETF	924	—	—	924
(1,455,618)	11/06/17	UBS AG	0.21%	iShares® MSCI EAFE ETF	24,712	—	—	24,712
$(10,860,183)					$127,516

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

128 :: EFU ULTRASHORT MSCI EAFE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 73.5%
	U.S. Treasury Bills
$3,000,000	0.00%, due 12/03/15	$2,999,982
35,000,000	0.00%, due 12/10/15	34,999,825
15,000,000	0.00%, due 03/10/16	14,993,746
	Total U.S. Government & Agency Securities (Cost $52,999,725)	52,993,553
	Repurchase Agreements (a)(b) — 22.3%
16,082,002	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $16,082,048	16,082,002
	Total Repurchase Agreements (Cost $16,082,002)	16,082,002
	Total Investment Securities (Cost $69,081,727) — 95.8%	69,075,555
	Other assets less liabilities — 4.2%	3,001,958
	Net Assets — 100.0%	$72,077,513

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $20,016,535.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,172)
Net unrealized depreciation	$(6,172)
Federal income tax cost of investments	$69,081,727

Swap Agreements1,5

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(17,439,977)	11/06/17	Credit Suisse International	0.81%	iShares® MSCI Emerging Markets ETF	$521,589	$—	$(300,000)	$221,589
(12,112,151)	11/06/17	Deutsche Bank AG	2.04%	iShares® MSCI Emerging Markets ETF	(1,321,817)	521,817	800,000	—
(25,422,202)	11/07/17	Goldman Sachs International	1.84%	iShares® MSCI Emerging Markets ETF	(1,866,718)	179,718	1,687,000	—
(42,516,252)	11/07/16	Societe Generale	1.31%	iShares® MSCI Emerging Markets ETF	1,060,962	—	(1,060,962)	—
(47,211,307)	11/06/17	UBS AG	1.31%	iShares® MSCI Emerging Markets ETF	2,130,445	(2,127,700)	(2,745)	—
$(144,701,889)					$524,461

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 129

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

130 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 39.5%
	U.S. Treasury Bill
$18,000,000	0.00%, due 01/07/16	$17,999,991
	Total U.S. Government & Agency Security (Cost $17,999,991)	17,999,991
	Repurchase Agreements (a)(b) — 53.8%
24,498,570	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $24,498,642	24,498,570
	Total Repurchase Agreements (Cost $24,498,570)	24,498,570
	Total Investment Securities (Cost $42,498,561) † — 93.3%	42,498,561
	Other assets less liabilities — 6.7%	3,046,436
	Net Assets — 100.0%	$45,544,997

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $16,101,924.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort FTSE Europe had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,881,306)	11/06/17	Credit Suisse International	2.31%	Vanguard® FTSE Europe ETF Shares	$74,921	$—	$—	$74,921
(18,299,012)	11/06/17	Deutsche Bank AG	0.54%	Vanguard® FTSE Europe ETF Shares	171,895	—	(171,895)	—
(4,126,074)	11/06/17	Goldman Sachs International	0.64%	Vanguard® FTSE Europe ETF Shares	85,421	—	—	85,421
(1,030,457)	11/07/16	Morgan Stanley & Co. International PLC	2.56%	Vanguard® FTSE Europe ETF Shares	(1,133,322)	1,130,924	—	(2,398)
(538,971)	11/07/16	Societe Generale	0.81%	Vanguard® FTSE Europe ETF Shares	(364,607)	112,607	252,000	—
(64,143,678)	11/07/16	UBS AG	0.31%	Vanguard® FTSE Europe ETF Shares	2,937,368	(2,932,980)	(4,388)	—
$(91,019,498)					$1,771,676

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT FTSE EUROPE EPV :: 131

Principal Amount		Value
	Repurchase Agreements (a) — 50.8%
$658,518	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $658,518	$658,518
	Total Repurchase Agreements (Cost $658,518)	658,518
	Total Investment Securities (Cost $658,518) † — 50.8%	658,518
	Other assets less liabilities — 49.2%	637,762
	Net Assets — 100.0%	$1,296,280

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(228,970)	11/06/17	Credit Suisse International	0.56%	iShares® MSCI Pacific ex Japan ETF	$6,511	$—	$—	$6,511
(1,287,266)	11/06/17	Deutsche Bank AG	0.34%	iShares® MSCI Pacific ex Japan ETF	(179,712)	—	94,635	(85,077)
(770,725)	11/06/17	Morgan Stanley & Co. International PLC	0.21%	iShares® MSCI Pacific ex Japan ETF	6,483	—	—	6,483
(135,141)	11/06/17	Societe Generale	0.41%	iShares® MSCI Pacific ex Japan ETF	(275)	—	275	—
(179,016)	11/07/16	UBS AG	0.56%	iShares® MSCI Pacific ex Japan ETF	17,873	—	—	17,873
$(2,601,118)					$(149,120)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

132 :: JPX ULTRASHORT MSCI PACIFIC EX-JAPAN :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.6%
	U.S. Treasury Bills
$8,500,000	0.00%, due 01/07/16	$8,499,401
10,000,000	0.00%, due 02/18/16	9,996,760
	Total U.S. Government & Agency Securities (Cost $18,496,987)	18,496,161
	Repurchase Agreements (a)(b) — 33.3%
10,881,699	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $10,881,731	10,881,699
	Total Repurchase Agreements (Cost $10,881,699)	10,881,699
	Total Investment Securities (Cost $29,378,686) — 89.9%	29,377,860
	Other assets less liabilities — 10.1%	3,301,491
	Net Assets — 100.0%	$32,679,351

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $7,938,638.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(826)
Net unrealized depreciation	$(826)
Federal income tax cost of investments	$29,378,686

Swap Agreements1,5

UltraShort MSCI Brazil Capped had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(275,724)	11/06/17	Bank of America, N.A.	1.31%	iShares® MSCI Brazil Capped ETF	$(96,597)	$96,597	$—	$—
(14,980,608)	11/07/16	Credit Suisse International	1.11%	iShares® MSCI Brazil Capped ETF	3,047,592	—	(2,522,830)	524,762
(28,096,791)	11/06/17	Deutsche Bank AG	0.29%	iShares® MSCI Brazil Capped ETF	522,440	—	—	522,440
(13,923,926)	12/07/15	Morgan Stanley & Co. International PLC	0.26%	iShares® MSCI Brazil Capped ETF	278,517	—	—	278,517
(2,075,337)	11/06/17	Societe Generale	0.81%	iShares® MSCI Brazil Capped ETF	107,160	—	(20,000)	87,160
(6,213,037)	11/06/17	UBS AG	0.31%	iShares® MSCI Brazil Capped ETF	(541,320)	541,320	—	—
$(65,565,423)					$3,317,792

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 133

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 60.3%
	U.S. Treasury Bills
$5,000,000	0.00%, due 12/10/15	$4,999,956
20,000,000	0.00%, due 01/21/16	19,998,584
11,000,000	0.00%, due 01/28/16	10,998,937
	Total U.S. Government & Agency Securities (Cost $35,997,477)	35,997,477
	Repurchase Agreements (a)(b) — 48.7%
29,026,515	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $29,026,598	29,026,515
	Total Repurchase Agreements (Cost $29,026,515)	29,026,515
	Total Investment Securities (Cost $65,023,992) † — 109.0%	65,023,992
	Liabilities in excess of other assets — (9.0%)	(5,372,800)
	Net Assets — 100.0%	$59,651,192

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $17,268,725.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort FTSE China 50 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(17,560,706)	11/07/16	Bank of America, N.A.	0.81%	iShares® China Large-Cap ETF	$3,915,582	$(3,915,582)	$—	$—
(725,770)	11/06/17	Credit Suisse International	1.06%	iShares® China Large-Cap ETF	21,912	—	—	21,912
(43,134,500)	11/06/17	Deutsche Bank AG	0.69%	iShares® China Large-Cap ETF	(8,069,872)	8,069,872	—	—
(4,370,508)	11/07/16	Goldman Sachs International	1.59%	iShares® China Large-Cap ETF	(4,200,948)	4,200,948	—	—
(3,651,646)	11/07/16	Morgan Stanley & Co. International PLC	1.06%	iShares® China Large-Cap ETF	343,354	(343,354)	—	—
(47,537,370)	11/06/17	Societe Generale	0.81%	iShares® China Large-Cap ETF	1,672,816	—	(1,672,816)	—
(2,642,334)	11/06/17	UBS AG	1.56%	iShares® China Large-Cap ETF	29,563	—	—	29,563
$(119,622,834)					$(6,287,593)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

134 :: FXP ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50 FXP :: 135

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 60.8%
	U.S. Treasury Bills
$1,000,000	0.00%, due 12/03/15	$999,999
5,000,000	0.00%, due 01/07/16	4,999,499
2,000,000	0.00%, due 01/21/16	1,999,554
	Total U.S. Government & Agency Securities (Cost $7,999,052)	7,999,052
	Repurchase Agreements (a)(b) — 53.0%
6,973,005	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,973,025	6,973,005
	Total Repurchase Agreements (Cost $6,973,005)	6,973,005
	Total Investment Securities (Cost $14,972,057) † — 113.8%	14,972,057
	Liabilities in excess of other assets — (13.8%)	(1,812,030)
	Net Assets — 100.0%	$13,160,027

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $688,946.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(320,571)	11/06/17	Bank of America, N.A.	0.81%	iShares® MSCI Japan ETF	$316	$—	$—	$316
(689,166)	11/06/17	Credit Suisse International	0.56%	iShares® MSCI Japan ETF	(7,143)	7,143	—	—
(20,280,306)	11/06/17	Deutsche Bank AG	0.14%	iShares® MSCI Japan ETF	(121,043)	—	121,043	—
(203,927)	11/06/17	Morgan Stanley & Co. International PLC	1.81%	iShares® MSCI Japan ETF	422	—	—	422
(4,220,774)	11/06/17	Societe Generale	0.41%	iShares® MSCI Japan ETF	2,428	—	(2,428)	—
(691,418)	11/06/17	UBS AG	1.31%	iShares® MSCI Japan ETF	413	—	—	413
$(26,406,162)					$(124,607)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

136 :: EWV ULTRASHORT MSCI JAPAN :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT MSCI JAPAN EWV :: 137

Principal Amount		Value
	Repurchase Agreements (a) — 90.2%
$1,171,526	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,171,529	$1,171,526
	Total Repurchase Agreements (Cost $1,171,526)	1,171,526
	Total Investment Securities (Cost $1,171,526) † — 90.2%	1,171,526
	Other assets less liabilities — 9.8%	127,621
	Net Assets — 100.0%	$1,299,147

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(149,047)	11/06/17	Credit Suisse International	1.31%	iShares® MSCI Mexico Capped ETF	$6,856	$—	$—	$6,856
(642,345)	11/07/16	Deutsche Bank AG	1.14%	iShares® MSCI Mexico Capped ETF	49,041	—	—	49,041
(1,799,326)	11/06/17	Societe Generale	0.81%	iShares® MSCI Mexico Capped ETF	28,004	—	(20,000)	8,004
$(2,590,718)					$83,901

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

138 :: SMK ULTRASHORT MSCI MEXICO CAPPED IMI :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 47.1%
	U.S. Treasury Bill
$17,000,000	0.00%, due 01/21/16	$16,998,868
	Total U.S. Government & Agency Security (Cost $16,998,868)	16,998,868
	Repurchase Agreements (a)(b) — 49.5%
17,875,343	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $17,875,396	17,875,343
	Total Repurchase Agreements (Cost $17,875,343)	17,875,343
	Total Investment Securities (Cost $34,874,211) † — 96.6%	34,874,211
	Other assets less liabilities — 3.4%	1,210,153
	Net Assets — 100.0%	$36,084,364

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $810,937.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	10	03/21/16	$1,264,375	$(670)

Cash collateral in the amount of $14,850 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

Short 7-10 Year Treasury had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(16,607,002)	11/07/16	Bank of America, N.A.	0.25%	Barclays U.S. 7-10 Year Treasury Bond Index	$(163,595)	$163,595	$—	$—
(18,493,833)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 7-10 Year Treasury Bond Index	(115,248)	59,148	56,100	—
$(35,100,835)					$(278,843)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 139

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 75.5%
	U.S. Treasury Bills
$25,000,000	0.00%, due 01/07/16	$24,997,996
100,000,000	0.00%, due 01/14/16	99,993,583
100,000,000	0.00%, due 01/21/16	99,992,917
25,000,000	0.00%, due 01/28/16	24,996,999
100,000,000	0.00%, due 02/04/16	99,976,999
100,000,000	0.00%, due 02/11/16	99,972,700
50,000,000	0.00%, due 02/18/16	49,983,700
100,000,000	0.00%, due 02/25/16	99,958,200
25,000,000	0.00%, due 04/28/16	24,971,925
	Total U.S. Government & Agency Securities (Cost $624,946,116)	624,845,019
	Repurchase Agreements (a)(b) — 26.0%
214,699,077	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $214,699,700	214,699,077
	Total Repurchase Agreements (Cost $214,699,077)	214,699,077
	Total Investment Securities (Cost $839,645,193) — 101.5%	839,544,096
	Liabilities in excess of other assets — (1.5%)	(12,342,844)
	Net Assets — 100.0%	$827,201,252

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $23,196,834.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(101,097)
Net unrealized depreciation	$(101,097)
Federal income tax cost of investments	$839,645,193

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	104	03/21/16	$16,016,000	$(38,133)

Cash collateral in the amount of $388,960 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

140 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short 20+ Year Treasury had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(76,807,859)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 20+ Year Treasury Bond Index	$6,462,281	$(6,448,206)	$(14,075)	$—
(109,809,284)	05/08/17	Deutsche Bank AG	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	(2,404,594)	1,274,841	—	(1,129,753)
(172,597,743)	11/07/16	Goldman Sachs International	0.22%	Barclays U.S. 20+ Year Treasury Bond Index	(7,246,271)	7,246,271	—	—
(92,848,251)	11/07/16	Morgan Stanley & Co. International PLC	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	(1,761,440)	1,761,440	—	—
(363,176,411)	05/08/17	Societe Generale	0.13%	Barclays U.S. 20+ Year Treasury Bond Index	(6,854,031)	6,854,031	—	—
$(815,239,548)					$(11,804,055)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 141

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.6%
	U.S. Treasury Bills
$12,000,000	0.00%, due 01/07/16	$11,999,994
50,000,000	0.00%, due 03/17/16	49,974,350
	Total U.S. Government & Agency Securities (Cost $61,998,508)	61,974,344
	Repurchase Agreements (a)(b) — 60.4%
111,406,239	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $111,406,563	111,406,239
	Total Repurchase Agreements (Cost $111,406,239)	111,406,239
	Total Investment Securities (Cost $173,404,747) — 94.0%	173,380,583
	Other assets less liabilities — 6.0%	11,158,438
	Net Assets — 100.0%	$184,539,021

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $6,401,972.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(24,164)
Net unrealized depreciation	$(24,164)
Federal income tax cost of investments	$173,404,747

Swap Agreements1,5

Short High Yield had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(78,787,179)	02/19/16	Citibank, N.A.	1.46%	iShares® iBoxx $ High Yield Corporate Bond ETF	$698,806	$(687,389)	$—	$11,417
(31,481,551)	12/07/15	Credit Suisse International	1.46%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,198,810)	1,198,810	—	—
(73,956,513)	11/07/16	Goldman Sachs International	1.49%	iShares® iBoxx $ High Yield Corporate Bond ETF	893,430	(893,430)	—	—
$(184,225,243)					$393,426

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

142 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 98.4%
$2,768,743	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,768,751	$2,768,743
	Total Repurchase Agreements (Cost $2,768,743)	2,768,743
	Total Investment Securities (Cost $2,768,743) † — 98.4%	2,768,743
	Other assets less liabilities — 1.6%	43,937
	Net Assets — 100.0%	$2,812,680

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Short Investment Grade Corporate had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(1,225,099)	02/09/16	Citibank, N.A.	1.06%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$(19,760)	$—	$19,760	$—
(676,340)	12/07/15	Credit Suisse International	1.31%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(122,967)	—	—	(122,967)
(926,002)	11/07/16	Goldman Sachs International	0.84%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(46,366)	—	46,366	—
$(2,827,441)					$(189,093)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: SHORT INVESTMENT GRADE CORPORATE IGS :: 143

Principal Amount		Value
	Repurchase Agreements (a) — 93.2%
$2,632,480	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,632,488	$2,632,480
	Total Repurchase Agreements (Cost $2,632,480)	2,632,480
	Total Investment Securities (Cost $2,632,480) †— 93.2%	2,632,480
	Other assets less liabilities — 6.8%	190,927
	Net Assets — 100.0%	$2,823,407

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort 3-7 Year Treasury had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(2,225,808)	11/07/16	Bank of America, N.A.	0.25%	Barclays U.S. 3-7 Year Treasury Bond Index	$(12,074)	$—	$12,074	$—
(1,926,353)	12/06/16	Citibank, N.A.	0.21%	Barclays U.S. 3-7 Year Treasury Bond Index	(47,892)	—	47,892	—
(1,495,285)	02/08/16	Deutsche Bank AG	0.21%	Barclays U.S. 3-7 Year Treasury Bond Index	(17,059)	—	17,059	—
$(5,647,446)					$(77,025)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

144 :: TBZ ULTRASHORT 3-7 YEAR TREASURY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 76.4%
	U.S. Treasury Bills
$100,000,000	0.00%, due 02/11/16	$99,972,700
10,000,000	0.00%, due 02/18/16	9,996,740
40,000,000	0.00%, due 04/07/16	39,971,360
	Total U.S. Government & Agency Securities (Cost $149,946,075)	149,940,800
	Repurchase Agreements (a)(b) — 26.5%
51,942,609	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $51,942,759	51,942,609
	Total Repurchase Agreements (Cost $51,942,609)	51,942,609
	Total Investment Securities (Cost $201,888,684) — 102.9%	201,883,409
	Liabilities in excess of other assets — (2.9%)	(5,759,607)
	Net Assets — 100.0%	$196,123,802

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $6,964,477.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,275)
Net unrealized depreciation	$(5,275)
Federal income tax cost of investments	$201,888,684

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	15	03/21/16	$1,896,563	$(1,192)

Cash collateral in the amount of $22,275 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(56,768,406)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 7-10 Year Treasury Bond Index	$(2,399,609)	$2,399,609	$—	$—
(57,659,932)	02/08/16	Deutsche Bank AG	0.46%	Barclays U.S. 7-10 Year Treasury Bond Index	(197,228)	—	—	(197,228)
(162,755,764)	05/08/17	Goldman Sachs International	0.46%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,640,775)	1,640,775	—	—
(113,662,535)	11/07/16	Morgan Stanley & Co. International PLC	0.46%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,135,442)	992,538	—	(142,904)
$(390,846,637)					$(5,373,054)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 145

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

146 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 69.4%
	U.S. Treasury Bills
$210,000,000	0.00%, due 12/03/15	$209,999,875
175,000,000	0.00%, due 12/10/15	174,998,156
100,000,000	0.00%, due 12/17/15	99,999,000
200,000,000	0.00%, due 01/07/16	199,984,840
30,000,000	0.00%, due 01/14/16	29,997,983
305,000,000	0.00%, due 02/18/16	304,900,570
95,000,000	0.00%, due 03/03/16	94,948,606
150,000,000	0.00%, due 03/10/16	149,929,200
100,000,000	0.00%, due 03/17/16	99,948,700
150,000,000	0.00%, due 03/24/16	149,914,500
200,000,000	0.00%, due 03/31/16	199,862,200
70,000,000	0.00%, due 04/07/16	69,949,880
50,000,000	0.00%, due 04/21/16	49,959,300
50,000,000	0.00%, due 04/28/16	49,943,850
	Total U.S. Government & Agency Securities (Cost $1,884,712,134)	1,884,336,660
	Repurchase Agreements (a)(b) — 32.0%
868,434,394	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $868,436,912	868,434,394
	Total Repurchase Agreements (Cost $868,434,394)	868,434,394
	Total Investment Securities (Cost $2,753,146,528) — 101.4%	2,752,771,054
	Liabilities in excess of other assets — (1.4%)	(38,183,249)
	Net Assets — 100.0%	$2,714,587,805

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $123,301,482.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(375,474)
Net unrealized depreciation	$(375,474)
Federal income tax cost of investments	$2,753,146,528

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	192	03/21/16	$29,568,000	$(51,375)

Cash collateral in the amount of $718,080 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 147

Swap Agreements1

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(690,866,832)	12/07/15	Bank of America, N.A.	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	$51,638,633	$(51,638,633)	$—	$—
(118,614,576)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 20+ Year Treasury Bond Index	7,458,336	(7,437,861)	(20,475)	—
(1,078,440,769)	05/08/17	Deutsche Bank AG	0.26%	Barclays U.S. 20+ Year Treasury Bond Index	(22,214,084)	20,196,999	—	(2,017,085)
(1,532,603,284)	05/08/17	Goldman Sachs International	0.22%	Barclays U.S. 20+ Year Treasury Bond Index	(29,016,220)	29,016,220	—	—
(600,735,611)	11/07/16	Morgan Stanley & Co. International PLC	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	(11,435,326)	10,693,552	—	(741,774)
(1,387,373,670)	05/08/17	Societe Generale	0.13%	Barclays U.S. 20+ Year Treasury Bond Index	(26,183,147)	26,183,147	—	—
$(5,408,634,742)					$(29,751,808)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

148 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 77.2%
$1,065,943	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,065,946	$1,065,943
	Total Repurchase Agreements (Cost $1,065,943)	1,065,943
	Total Investment Securities (Cost $1,065,943) † — 77.2%	1,065,943
	Other assets less liabilities — 22.8%	314,074
	Net Assets — 100.0%	$1,380,017

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1

UltraShort TIPS had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(544,592)	12/06/16	Citibank, N.A.	(0.09)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$60,565	$—	$—	$60,565
(2,208,534)	05/08/17	Goldman Sachs International	(0.14)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(19,154)	—	19,154	—
$(2,753,126)					$41,411

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRASHORT TIPS TPS :: 149

Principal Amount		Value
	Repurchase Agreements (a) — 91.2%
$93,103,047	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $93,103,316	$93,103,047
	Total Repurchase Agreements (Cost $93,103,047)	93,103,047
	Total Investment Securities (Cost $93,103,047) † — 91.2%	93,103,047
	Other assets less liabilities — 8.8%	8,929,831
	Net Assets — 100.0%	$102,032,878

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	14	03/21/16	$2,156,000	$(3,252)

Cash collateral in the amount of $52,360 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$(61,110,326)	12/07/15	Bank of America, N.A.	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	$(7,915)	$—	$7,915	$—
(782,170)	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 20+ Year Treasury Bond Index	6,371,745	(6,359,551)	(12,194)	—
(72,440,508)	11/07/16	Goldman Sachs International	0.22%	Barclays U.S. 20+ Year Treasury Bond Index	(3,490,862)	—	3,490,862	—
(89,071,893)	02/08/16	Morgan Stanley & Co. International PLC	0.15%	Barclays U.S. 20+ Year Treasury Bond Index	(73,936)	—	73,936	—
(81,101,944)	02/08/16	Societe Generale	0.13%	Barclays U.S. 20+ Year Treasury Bond Index	(75,905)	—	75,905	—
$(304,506,841)					$2,723,127

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

150 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 84.5%
54,749	3M Co. (Industrials)	0.5%	$8,572,598
145,058	AbbVie, Inc. (Health Care)	0.4%	8,435,123
34,496	Allergan PLC* (Health Care)	0.6%	10,827,950
25,404	Alphabet, Inc., Class A* (Information Technology)	1.0%	19,379,441
25,920	Alphabet, Inc., Class C* (Information Technology)	1.0%	19,248,192
171,823	Altria Group, Inc. (Consumer Staples)	0.5%	9,897,005
33,609	Amazon.com, Inc.* (Consumer Discretionary)	1.2%	22,343,263
66,448	Amgen, Inc. (Health Care)	0.6%	10,704,773
499,750	Apple, Inc. (Information Technology)	3.1%	59,120,425
539,035	AT&T, Inc. (Telecommunication Services)	1.0%	18,149,309
917,397	Bank of America Corp. (Financials)	0.8%	15,990,230
164,173	Berkshire Hathaway, Inc., Class B* (Financials)	1.2%	22,013,958
55,974	Boeing Co. (The) (Industrials)	0.4%	8,141,418
146,129	Bristol-Myers Squibb Co. (Health Care)	0.5%	9,792,104
69,278	Celgene Corp.* (Health Care)	0.4%	7,582,477
164,903	Chevron Corp. (Energy)	0.8%	15,058,942
445,695	Cisco Systems, Inc. (Information Technology)	0.6%	12,145,189
263,764	Citigroup, Inc. (Financials)	0.8%	14,266,995
343,086	Coca-Cola Co. (The) (Consumer Staples)	0.8%	14,622,325
185,326	Comcast Corp., Class A (Consumer Discretionary)	0.6%	11,278,940
97,666	CVS Health Corp. (Consumer Staples)	0.5%	9,189,394
365,384	Exxon Mobil Corp. (Energy)	1.6%	29,837,258
198,029	Facebook, Inc., Class A* (Information Technology)	1.1%	20,642,543
825,985	General Electric Co. (Industrials)	1.3%	24,729,991
128,612	Gilead Sciences, Inc. (Health Care)	0.7%	13,627,728
112,531	Home Depot, Inc. (The) (Consumer Discretionary)	0.8%	15,065,650
416,610	Intel Corp. (Information Technology)	0.8%	14,485,530
78,973	International Business Machines Corp. (Information Technology)	0.6%	11,010,416
242,667	Johnson & Johnson (Health Care)	1.3%	24,567,607
324,075	JPMorgan Chase & Co. (Financials)	1.1%	21,609,321
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
87,458	MasterCard, Inc., Class A (Information Technology)	0.5%	$8,563,887
82,534	McDonald's Corp. (Consumer Discretionary)	0.5%	9,422,081
123,931	Medtronic PLC (Health Care)	0.5%	9,336,962
246,832	Merck & Co., Inc. (Health Care)	0.7%	13,084,564
700,892	Microsoft Corp. (Information Technology)	2.0%	38,093,480
59,406	NIKE, Inc., Class B (Consumer Discretionary)	0.4%	7,858,226
284,990	Oracle Corp. (Information Technology)	0.6%	11,106,060
128,733	PepsiCo, Inc. (Consumer Staples)	0.7%	12,893,897
540,467	Pfizer, Inc. (Health Care)	0.9%	17,711,104
135,761	Philip Morris International, Inc. (Consumer Staples)	0.6%	11,864,154
237,712	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	17,790,366
110,896	Schlumberger Ltd. (Energy)	0.5%	8,555,626
130,066	Starbucks Corp. (Consumer Discretionary)	0.4%	7,984,752
83,564	UnitedHealth Group, Inc. (Health Care)	0.5%	9,418,498
356,291	Verizon Communications, Inc. (Telecommunication Services)	0.8%	16,193,426
171,007	Visa, Inc., Class A (Information Technology)	0.7%	13,511,263
138,292	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	8,137,101
136,080	Walt Disney Co. (The) (Consumer Discretionary)	0.8%	15,440,998
409,368	Wells Fargo & Co. (Financials)	1.2%	22,556,177
15,139,713	Other Common Stocks	44.3%	844,712,532
	Total Common Stocks (Cost $1,633,654,768)		1,606,571,249
Principal Amount
	U.S. Government & Agency Securities (a) — 4.5%
	U.S. Treasury Bills
$60,000,000	0.00%, due 03/17/16		59,969,220
26,000,000	0.00%, due 04/21/16		25,979,876
	Total U.S. Government & Agency Securities (Cost $ 85,959,889)		85,949,096

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA S&P500® SSO :: 151

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.4%
$121,320,880	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $121,321,232	$121,320,880
	Total Repurchase Agreements (Cost $121,320,880)	121,320,880
	Total Investment Securities (Cost $1,840,935,537) — 95.4%	1,813,841,225
	Other assets less liabilities — 4.6%	87,989,284
	Net Assets — 100.0%	$1,901,830,509

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $189,461,422.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,244,165
Aggregate gross unrealized depreciation	(134,951,883)
Net unrealized depreciation	$(32,707,718)
Federal income tax cost of investments	$1,846,548,943

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,918	12/18/15	$199,472,000	$13,033,148

Cash collateral in the amount of $9,705,080 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

152 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra S&P500® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$60,814,461	11/06/17	Bank of America, N.A.	0.54%	S&P 500®	$(218,646)	$—	$218,646	$—
94,363,497	11/06/17	Citibank, N.A.	0.51%	S&P 500®	(215,330)	91,770	123,560	—
49,471,359	11/06/17	Credit Suisse International	0.64%	S&P 500®	(754,997)	578,429	176,568	—
182,357,337	11/06/17	Deutsche Bank AG	0.24%	SPDR® S&P 500® ETF Trust	(1,205,107)
409,194,487	11/06/17	Deutsche Bank AG	0.36%	S&P 500®	(4,491,257)
591,551,824					(5,696,364)	5,562,124	134,240	—
47,155,281	01/06/16	Goldman Sachs International	0.56%	S&P 500®	3,591,427
201,816,184	11/07/16	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	10,817,379
248,971,465					14,408,806	(14,408,806)	—	—
397,801,098	11/06/17	Morgan Stanley & Co. International PLC	0.39%	S&P 500®	28,056,880	(28,056,880)	—	—
219,887,474	11/06/17	Societe Generale	0.29%	S&P 500®	6,104,754	—	(6,104,754)	—
334,753,252	01/06/16	UBS AG	0.54%	S&P 500®	29,501,858	(29,463,668)	(38,190)	—
$1,997,614,430					$71,186,961

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	11.1%
Consumer Staples	8.1%
Energy	6.0%
Financials	14.0%
Health Care	12.3%
Industrials	8.5%
Information Technology	17.7%
Materials	2.4%
Telecommunication Services	2.0%
Utilities	2.4%
Other[1]	15.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA S&P500® SSO :: 153

Shares		Value
	Common Stocks (a) — 79.3%
	Consumer Discretionary — 16.1%
72,075	Amazon.com, Inc.*	$47,915,460
26,136	Bed Bath & Beyond, Inc.*	1,424,935
17,264	Charter Communications, Inc., Class A*	3,234,583
382,620	Comcast Corp., Class A	23,296,465
23,006	Discovery Communications, Inc., Class A*	716,407
42,266	Discovery Communications, Inc., Class C*	1,250,228
34,626	DISH Network Corp., Class A*	2,171,396
36,165	Dollar Tree, Inc.*	2,729,011
29,422	Garmin Ltd.	1,113,623
124,907	JD.com, Inc. (ADR)*	3,832,147
94,256	Liberty Global PLC*	3,864,496
1,944	Liberty Global PLC LiLAC, Class A*	72,997
4,746	Liberty Global PLC LiLAC, Class C*	186,138
38,912	Liberty Global PLC, Class A*	1,650,258
66,529	Liberty Interactive Corp. QVC Group, Class A*	1,761,688
15,731	Liberty Media Corp., Class A*	637,263
34,456	Liberty Media Corp., Class C*	1,347,230
20,757	Liberty Ventures*	892,759
40,974	Marriott International, Inc., Class A	2,905,466
52,181	Mattel, Inc.	1,297,220
65,649	Netflix, Inc.*	8,096,491
15,320	O'Reilly Automotive, Inc.*	4,042,488
7,810	Priceline Group, Inc. (The)*	9,753,518
63,390	Ross Stores, Inc.	3,296,914
820,307	Sirius XM Holdings, Inc.*	3,371,462
99,173	Staples, Inc.	1,197,018
228,710	Starbucks Corp.	14,040,507
20,006	Tesla Motors, Inc.*	4,606,582
20,929	Tractor Supply Co.	1,870,006
20,232	TripAdvisor, Inc.*	1,666,510
188,149	Twenty-First Century Fox, Inc., Class A	5,552,277
123,049	Twenty-First Century Fox, Inc., Class B	3,685,318
53,543	Viacom, Inc., Class B	2,665,906
15,646	Wynn Resorts Ltd.	982,099
		167,126,866
	Consumer Staples — 5.5%
67,726	Costco Wholesale Corp.	10,932,330
23,743	Keurig Green Mountain, Inc.	1,244,133
186,901	Kraft Heinz Co. (The)	13,772,735
248,300	Mondelez International, Inc., Class A	10,840,778
31,664	Monster Beverage Corp.*	4,895,571
Shares		Value
	Common Stocks (a) (continued)
168,321	Walgreens Boots Alliance, Inc.	$14,144,014
55,145	Whole Foods Market, Inc.	1,607,477
		57,437,038
	Health Care — 11.2%
34,854	Alexion Pharmaceuticals, Inc.*	6,219,348
116,844	Amgen, Inc.	18,823,568
36,235	Biogen, Inc.*	10,394,372
24,826	BioMarin Pharmaceutical, Inc.*	2,367,656
121,827	Celgene Corp.*	13,333,965
53,177	Cerner Corp.*	3,169,349
104,134	Express Scripts Holding Co.*	8,901,374
226,154	Gilead Sciences, Inc.	23,963,278
12,852	Henry Schein, Inc.*	2,011,081
22,300	Illumina, Inc.*	4,100,970
27,808	Incyte Corp.*	3,176,786
5,704	Intuitive Surgical, Inc.*	2,966,194
75,748	Mylan N.V.*	3,885,872
15,675	Regeneron Pharmaceuticals, Inc.*	8,535,038
37,703	Vertex Pharmaceuticals, Inc.*	4,877,260
		116,726,111
	Industrials — 1.5%
103,528	American Airlines Group, Inc.	4,271,565
21,854	C.H. Robinson Worldwide, Inc.	1,473,615
29,151	Expeditors International of Washington, Inc.	1,414,990
44,711	Fastenal Co.	1,814,372
54,702	PACCAR, Inc.	2,842,316
13,073	Stericycle, Inc.*	1,578,173
25,963	Verisk Analytics, Inc.*	1,945,927
		15,340,958
	Information Technology — 44.5%
112,345	Activision Blizzard, Inc.	4,230,913
76,684	Adobe Systems, Inc.*	7,013,519
27,525	Akamai Technologies, Inc.*	1,585,715
44,672	Alphabet, Inc., Class A*	34,078,035
53,001	Alphabet, Inc., Class C*	39,358,543
48,342	Analog Devices, Inc.	2,979,317
878,786	Apple, Inc.	103,960,384
185,016	Applied Materials, Inc.	3,472,750
34,861	Autodesk, Inc.*	2,212,628
71,778	Automatic Data Processing, Inc.	6,191,570
40,022	Avago Technologies Ltd.	5,220,870
42,695	Baidu, Inc. (ADR)*	9,306,229
68,008	CA, Inc.	1,911,705
27,866	Check Point Software Technologies Ltd.*	2,432,423
783,728	Cisco Systems, Inc.	21,356,588

See accompanying notes to the financial statements.

154 :: QLD ULTRA QQQ® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
24,767	Citrix Systems, Inc.*	$1,898,886
93,932	Cognizant Technology Solutions Corp., Class A*	6,066,129
187,733	eBay, Inc.*	5,555,019
48,034	Electronic Arts, Inc.*	3,256,225
348,222	Facebook, Inc., Class A*	36,298,661
36,150	Fiserv, Inc.*	3,479,076
732,582	Intel Corp.	25,471,876
42,480	Intuit, Inc.	4,256,496
24,273	KLA-Tencor Corp.	1,613,426
24,374	Lam Research Corp.	1,906,047
36,942	Linear Technology Corp.	1,688,988
166,953	Micron Technology, Inc.*	2,659,561
1,232,481	Microsoft Corp.	66,985,342
46,243	NetApp, Inc.	1,417,810
83,057	NVIDIA Corp.	2,634,568
38,794	NXP Semiconductors N.V.*	3,625,687
55,658	Paychex, Inc.	3,019,447
187,733	PayPal Holdings, Inc.*	6,619,466
242,122	QUALCOMM, Inc.	11,813,132
31,504	SanDisk Corp.	2,327,201
46,544	Seagate Technology PLC	1,672,791
29,398	Skyworks Solutions, Inc.	2,440,622
105,431	Symantec Corp.	2,064,339
158,163	Texas Instruments, Inc.	9,192,434
35,507	Western Digital Corp.	2,215,992
39,857	Xilinx, Inc.	1,980,494
145,067	Yahoo!, Inc.*	4,904,716
		462,375,620
	Telecommunication Services — 0.5%
19,678	SBA Communications Corp., Class A*	2,069,339
270,709	VimpelCom Ltd. (ADR)	974,552
61,434	Vodafone Group PLC (ADR)	2,061,725
		5,105,616
	Total Common Stocks (Cost $781,061,178)	824,112,209
Principal Amount		Value
	U.S. Government & Agency Securities (a) — 6.0%
	U.S. Treasury Bills
$53,000,000	0.00%, due 01/21/16	$52,996,471
10,000,000	0.00%, due 03/17/16	9,994,870
	Total U.S. Government & Agency Securities (Cost $62,991,567)	62,991,341
	Repurchase Agreements (a)(b) — 6.6%
68,111,432	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $68,111,630	68,111,432
	Total Repurchase Agreements (Cost $68,111,432)	68,111,432
	Total Investment Securities (Cost $912,164,177) — 91.9%	955,214,982
	Other assets less liabilities — 8.1%	83,791,343
	Net Assets — 100.0%	$1,039,006,325

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $102,226,766.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,744,441
Aggregate gross unrealized depreciation	(42,842,026)
Net unrealized appreciation	$40,902,415
Federal income tax cost of investments	$914,312,567

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,163	12/18/15	$108,571,865	$5,694,163

Cash collateral in the amount of $5,628,920 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA QQQ® QLD :: 155

Swap Agreements1

Ultra QQQ® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$49,817,091	01/06/16	Bank of America, N.A.	0.64%	NASDAQ-100 Index®	$1,081,312	$(1,081,312)	$—	$—
82,344,267	04/06/16	Citibank, N.A.	0.66%	NASDAQ-100 Index®	11,877,938	(11,852,323)	(25,615)	—
138,670,294	11/07/16	Credit Suisse International	0.64%	NASDAQ-100 Index®	7,085,295	—	(7,085,295)	—
88,645,613	01/06/16	Deutsche Bank AG	0.31%	PowerShares QQQ TrustSM, Series 1	4,629,378
261,026,636	01/06/16	Deutsche Bank AG	0.51%	NASDAQ-100 Index®	8,877,283
349,672,249					13,506,661	—	(13,506,661)	—
39,915,219	02/08/16	Goldman Sachs International	0.66%	NASDAQ-100 Index®	3,768,154
72,713,115	02/08/16	Goldman Sachs International	0.46%	PowerShares QQQ TrustSM, Series 1	8,556,806
112,628,334					12,324,960	(12,324,960)	—	—
75,817,144	11/06/17	Morgan Stanley & Co. International PLC	0.59%	NASDAQ-100 Index®	(268,747)
100,164,951	11/06/17	Morgan Stanley & Co. International PLC	0.59%	PowerShares QQQ TrustSM, Series 1	6,170,052
175,982,095					5,901,305	(5,901,305)	—	—
97,082,461	11/07/16	Societe Generale	0.40%	NASDAQ-100 Index®	7,533,501	—	(7,533,501)	—
139,097,765	11/07/16	UBS AG	0.54%	NASDAQ-100 Index®	9,064,304	(9,048,020)	(16,284)	—
$1,145,294,556					$68,375,276

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

156 :: QLD ULTRA QQQ® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 85.8%
	Consumer Discretionary — 16.0%
74,551	Home Depot, Inc. (The)	$9,980,888
74,551	McDonald's Corp.	8,510,742
74,551	NIKE, Inc., Class B	9,861,606
74,551	Walt Disney Co. (The)	8,459,302
		36,812,538
	Consumer Staples — 5.7%
74,551	Coca-Cola Co. (The)	3,177,364
74,551	Procter & Gamble Co. (The)	5,579,398
74,551	Wal-Mart Stores, Inc.	4,386,580
		13,143,342
	Energy — 5.6%
74,551	Chevron Corp.	6,807,997
74,551	Exxon Mobil Corp.	6,087,835
		12,895,832
	Financials — 14.3%
74,551	American Express Co.	5,340,834
74,551	Goldman Sachs Group, Inc. (The)	14,166,181
74,551	JPMorgan Chase & Co.	4,971,061
74,551	Travelers Cos., Inc. (The)	8,541,308
		33,019,384
	Health Care — 9.7%
74,551	Johnson & Johnson	7,547,543
74,551	Merck & Co., Inc.	3,951,949
74,551	Pfizer, Inc.	2,443,036
74,551	UnitedHealth Group, Inc.	8,402,643
		22,345,171
	Industrials — 16.2%
74,551	3M Co.	11,673,196
74,551	Boeing Co. (The)	10,843,443
74,551	Caterpillar, Inc.	5,416,130
74,551	General Electric Co.	2,232,057
74,551	United Technologies Corp.	7,160,623
		37,325,449
	Information Technology — 14.6%
74,551	Apple, Inc.	8,819,383
74,551	Cisco Systems, Inc.	2,031,515
74,551	Intel Corp.	2,592,138
74,551	International Business Machines Corp.	10,393,901
74,551	Microsoft Corp.	4,051,847
74,551	Visa, Inc., Class A	5,890,275
		33,779,059
Shares		Value
	Common Stocks (a) (continued)
	Materials — 2.2%
74,551	E.I. du Pont de Nemours & Co.	$5,020,264
	Telecommunication Services — 1.5%
74,551	Verizon Communications, Inc.	3,388,343
	Total Common Stocks (Cost $196,324,736)	197,729,382
Principal Amount
	U.S. Government & Agency Securities (a) — 6.7%
	U.S. Treasury Bills
$5,500,000	0.00%, due 01/28/16	5,499,513
10,000,000	0.00%, due 02/18/16	9,996,759
	Total U.S. Government & Agency Securities (Cost $15,497,099)	15,496,272
	Repurchase Agreements (a)(b) — 4.6%
10,611,345	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $10,611,377	10,611,345
	Total Repurchase Agreements (Cost $10,611,345)	10,611,345
	Total Investment Securities (Cost $222,433,180) — 97.1%	223,836,999
	Other assets less liabilities — 2.9%	6,602,496
	Net Assets — 100.0%	$230,439,495

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $22,622,897.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,832,404
Aggregate gross unrealized depreciation	(15,259,923)
Net unrealized appreciation	$572,481
Federal income tax cost of investments	$223,264,518

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA DOW30SM DDM :: 157

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	300	12/18/15	$26,569,500	$1,592,359

Cash collateral in the amount of $1,287,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

Ultra Dow30SM had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$13,250,047	11/07/16	Bank of America, N.A.	0.64%	Dow Jones Industrial AverageSM	$320,449	$(320,449)	$—	$—
23,101,540	04/06/16	Citibank, N.A.	0.51%	Dow Jones Industrial AverageSM	197,516	(197,516)	—	—
29,946,877	11/06/17	Credit Suisse International	0.64%	Dow Jones Industrial AverageSM	(254,532)	124,442	130,090	—
44,926,161	02/08/16	Deutsche Bank AG	0.21%	SPDR® Dow Jones Industrial AverageSM ETF Trust	3,845,121
72,692,259	11/06/17	Deutsche Bank AG	0.26%	Dow Jones Industrial AverageSM	(142,113)
117,618,420					3,703,008	—	(3,703,008)	—
4,585,302	02/08/16	Goldman Sachs International	0.76%	Dow Jones Industrial AverageSM	578,369	(398,185)	—	180,184
23,766,225	11/06/17	Societe Generale	0.39%	Dow Jones Industrial AverageSM	(181,444)	173,868	7,576	—
24,305,800	11/07/16	UBS AG	0.54%	Dow Jones Industrial AverageSM	194,023	(194,023)	—	—
$236,574,211					$4,557,389

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

158 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 87.7%
3,044	Acuity Brands, Inc. (Industrials)	0.6%	$702,799
8,902	Alaska Air Group, Inc. (Industrials)	0.6%	709,756
5,055	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.4%	465,515
1,116	Alleghany Corp.* (Financials)	0.5%	568,446
7,919	Alliant Energy Corp. (Utilities)	0.4%	476,645
6,302	ANSYS, Inc.* (Information Technology)	0.5%	587,409
12,203	Arthur J. Gallagher & Co. (Financials)	0.4%	533,881
4,432	Ashland, Inc. (Materials)	0.4%	499,265
8,269	Broadridge Financial Solutions, Inc. (Information Technology)	0.4%	454,630
6,072	Camden Property Trust (REIT) (Financials)	0.4%	463,779
11,191	CDK Global, Inc. (Information Technology)	0.4%	530,565
8,326	Centene Corp.* (Health Care)	0.4%	480,827
9,155	Church & Dwight Co., Inc. (Consumer Staples)	0.6%	785,224
3,397	Cooper Cos., Inc. (The) (Health Care)	0.4%	496,811
24,138	Duke Realty Corp. (REIT) (Financials)	0.4%	491,208
3,089	Everest Re Group Ltd. (Financials)	0.5%	569,735
8,589	Extra Space Storage, Inc. (REIT) (Financials)	0.6%	719,329
2,896	FactSet Research Systems, Inc. (Financials)	0.4%	490,959
4,833	Federal Realty Investment Trust (REIT) (Financials)	0.6%	708,131
9,739	Foot Locker, Inc. (Consumer Discretionary)	0.5%	633,035
11,182	Fortune Brands Home & Security, Inc. (Industrials)	0.5%	614,675
5,806	Gartner, Inc.* (Information Technology)	0.4%	541,700
9,106	Global Payments, Inc. (Information Technology)	0.5%	645,160
13,183	HollyFrontier Corp. (Energy)	0.5%	633,839
17,141	Hologic, Inc.* (Health Care)	0.6%	691,639
6,433	IDEXX Laboratories, Inc.* (Health Care)	0.4%	455,585
4,990	Ingredion, Inc. (Consumer Staples)	0.4%	491,864
13,872	Jarden Corp.* (Consumer Discretionary)	0.5%	647,545
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
22,010	JetBlue Airways Corp.* (Industrials)	0.4%	$544,527
3,144	Jones Lang LaSalle, Inc. (Financials)	0.4%	522,281
21,319	LKQ Corp.* (Consumer Discretionary)	0.5%	628,697
5,369	ManpowerGroup, Inc. (Industrials)	0.4%	484,713
6,578	MEDNAX, Inc.* (Health Care)	0.4%	469,472
1,937	Mettler-Toledo International, Inc.* (Health Care)	0.5%	663,965
5,270	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.4%	466,711
33,905	New York Community Bancorp, Inc. (Financials)	0.4%	556,042
6,832	Packaging Corp. of America (Materials)	0.4%	464,508
8,960	Raymond James Financial, Inc. (Financials)	0.4%	526,221
9,824	ResMed, Inc. (Health Care)	0.5%	585,216
9,742	SEI Investments Co. (Financials)	0.4%	529,867
3,557	Signature Bank/NY* (Financials)	0.4%	562,540
3,599	SVB Financial Group* (Financials)	0.4%	476,796
10,903	Synopsys, Inc.* (Information Technology)	0.4%	546,022
4,844	Towers Watson & Co., Class A (Industrials)	0.5%	651,566
18,318	UDR, Inc. (REIT) (Financials)	0.5%	676,117
3,184	United Therapeutics Corp.* (Health Care)	0.4%	485,974
6,759	Wabtec Corp. (Industrials)	0.4%	541,531
8,628	Waste Connections, Inc. (Industrials)	0.4%	470,226
12,288	WhiteWave Foods Co. (The)* (Consumer Staples)	0.4%	499,261
2,481,395	Other Common Stocks	65.6%	81,470,817
	Total Common Stocks (Cost $118,951,636)		108,913,026
Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
	U.S. Treasury Bill
$5,000,000	0.00%, due 02/18/16		4,998,380
	Total U.S. Government & Agency Security (Cost $ 4,998,793)		4,998,380

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 159

Principal Amount		Value
	Repurchase Agreement (a)(b) — 5.2%
$6,496,324	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $6,496,344	$6,496,324
	Total Repurchase Agreements (Cost $6,496,324)	6,496,324
	Total Investment Securities (Cost $130,446,753) — 97.0%	120,407,730
	Other assets less liabilities — 3.0%	3,744,851
	Net Assets — 100.0%	$124,152,581

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $5,014,431.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,432,270
Aggregate gross unrealized depreciation	(14,790,015)
Net unrealized depreciation	$(10,357,745)
Federal income tax cost of investments	$130,765,475

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	180	12/18/15	$26,271,000	$886,491

Cash collateral in the amount of $1,326,600 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

160 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra MidCap400 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$16,874,114	11/07/16	Bank of America, N.A.	0.34%	S&P MidCap 400®	$(173,710)	$—	$173,710	$—
4,714,081	02/08/16	Citibank, N.A.	0.36%	S&P MidCap 400®	90,684	—	—	90,684
2,870,927	11/06/17	Credit Suisse International	0.49%	S&P MidCap 400®	(112)	—	112	—
19,062,286	11/06/17	Deutsche Bank AG	0.16%	SPDR® S&P MidCap 400® ETF Trust	(14,016)
31,488,540	11/06/17	Deutsche Bank AG	0.26%	S&P MidCap 400®	(29,564)
50,550,826					(43,580)	—	43,580	—
5,199,167	12/07/15	Goldman Sachs International	0.31%	SPDR® S&P MidCap 400® ETF Trust	278,489
15,028,045	12/07/15	Goldman Sachs International	0.56%	S&P MidCap 400®	(24,229)
20,227,212					254,260	(254,260)	—	—
6,385,354	11/06/17	Morgan Stanley & Co. International PLC	0.39%	S&P MidCap 400®	144	—	—	144
8,920,975	11/06/17	Societe Generale	0.49%	S&P MidCap 400®	(17,036)	9,997	7,039	—
2,561,462	11/07/16	UBS AG	0.49%	S&P MidCap 400®	362,409	(311,797)	—	50,612
$113,104,951					$473,059

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	11.0%
Consumer Staples	3.7%
Energy	3.1%
Financials	23.4%
Health Care	8.3%
Industrials	13.5%
Information Technology	14.3%
Materials	6.1%
Telecommunication Services	0.1%
Utilities	4.2%
Other[1]	12.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 161

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 75.9%
3,769	Abiomed, Inc.* (Health Care)	0.1%	$307,437
4,372	Amsurg Corp.* (Health Care)	0.2%	367,510
3,701	Anacor Pharmaceuticals, Inc.* (Health Care)	0.2%	432,018
7,711	Aspen Technology, Inc.* (Information Technology)	0.2%	338,898
7,043	Bank of the Ozarks, Inc. (Financials)	0.2%	382,294
10,783	Berry Plastics Group, Inc.* (Materials)	0.2%	392,070
6,810	Burlington Stores, Inc.* (Consumer Discretionary)	0.1%	327,629
3,509	Casey's General Stores, Inc. (Consumer Staples)	0.2%	407,991
4,995	Cavium, Inc.* (Information Technology)	0.2%	335,214
17,786	CNO Financial Group, Inc. (Financials)	0.2%	359,811
15,023	CubeSmart (REIT) (Financials)	0.2%	437,470
4,295	Curtiss-Wright Corp. (Industrials)	0.1%	302,411
8,024	DCT Industrial Trust, Inc. (REIT) (Financials)	0.1%	306,276
13,156	Dyax Corp.* (Health Care)	0.2%	442,831
4,417	EPAM Systems, Inc.* (Information Technology)	0.2%	347,750
4,685	Euronet Worldwide, Inc.* (Information Technology)	0.2%	364,118
9,789	First American Financial Corp. (Financials)	0.2%	386,078
14,972	FirstMerit Corp. (Financials)	0.1%	302,884
6,336	Guidewire Software, Inc.* (Information Technology)	0.2%	375,915
8,494	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	369,999
4,547	IDACORP, Inc. (Utilities)	0.1%	309,378
13,398	Integrated Device Technology, Inc.* (Information Technology)	0.2%	375,680
31,496	Investors Bancorp, Inc. (Financials)	0.2%	403,779
4,354	j2 Global, Inc. (Information Technology)	0.2%	350,366
6,663	Manhattan Associates, Inc.* (Information Technology)	0.2%	510,386
3,371	MarketAxess Holdings, Inc. (Financials)	0.2%	359,955
5,951	MAXIMUS, Inc. (Information Technology)	0.2%	337,719
8,595	Microsemi Corp.* (Information Technology)	0.1%	309,506
7,714	Neurocrine Biosciences, Inc.* (Health Care)	0.2%	419,410
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
14,901	Olin Corp. (Materials)	0.1%	$324,395
4,982	PAREXEL International Corp.* (Health Care)	0.2%	338,029
7,115	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	413,737
3,931	Pool Corp. (Consumer Discretionary)	0.1%	322,499
5,561	Post Holdings, Inc.* (Consumer Staples)	0.2%	386,601
7,099	PrivateBancorp, Inc. (Financials)	0.1%	313,137
6,326	Prosperity Bancshares, Inc. (Financials)	0.2%	350,524
3,212	Sovran Self Storage, Inc. (REIT) (Financials)	0.1%	322,774
7,693	STERIS PLC (Health Care)	0.3%	587,590
24,864	Strategic Hotels & Resorts, Inc. (REIT)* (Financials)	0.2%	352,074
6,504	Team Health Holdings, Inc.* (Health Care)	0.2%	358,631
3,872	TreeHouse Foods, Inc.* (Consumer Staples)	0.1%	334,773
3,041	Tyler Technologies, Inc.* (Information Technology)	0.3%	542,636
3,471	Ultragenyx Pharmaceutical, Inc.* (Health Care)	0.2%	341,269
19,919	Umpqua Holdings Corp. (Financials)	0.2%	356,948
3,283	Vail Resorts, Inc. (Consumer Discretionary)	0.2%	395,930
8,198	Webster Financial Corp. (Financials)	0.1%	329,642
3,977	WellCare Health Plans, Inc.* (Health Care)	0.1%	328,023
6,498	West Pharmaceutical Services, Inc. (Health Care)	0.2%	409,699
7,766	Western Alliance Bancorp.* (Financials)	0.1%	301,243
7,371,415	Other Common Stocks	67.4%	143,023,394
	Total Common Stocks (Cost $155,406,452)		161,096,331
No. of Rights
	Rights — 0.1%
2	ANI Pharmaceuticals, Inc.*^(c)	0.0%	—
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	0.0%	42,607
49,993	Leap Wireless International, Inc.*^(c)	0.1%	125,983
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	0.0%	—
	Total Rights (Cost $—)		168,590

See accompanying notes to the financial statements.

162 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Warrants		Percentage of Net Assets	Value
	Warrant — 0.0% ‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	0.0%	$—
	Total Warrant (Cost $—)		—
Principal Amount
	Repurchase Agreements (a)(b) — 20.9%
$44,348,032	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $44,348,160		44,348,032
	Total Repurchase Agreements (Cost $44,348,032)		44,348,032
	Total Investment Securities (Cost $199,754,484) — 96.9%		205,612,953
	Other assets less liabilities — 3.1%		6,518,872
	Net Assets — 100.0%		$212,131,825

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $171,073 or 0.08% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $12,876,001.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed illiquid at November 30, 2015.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,938,667
Aggregate gross unrealized depreciation	(18,101,270)
Net unrealized appreciation	$3,837,397
Federal income tax cost of investments	$201,775,556

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	270	12/18/15	$32,278,500	$1,249,742

Cash collateral in the amount of $1,458,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 163

Swap Agreements1

Ultra Russell2000 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$56,296,405	11/07/16	Bank of America, N.A.	(0.11)%	Russell 2000® Index	$4,535,969	$(4,535,969)	$—	$—
18,347,256	11/06/17	Citibank, N.A.	(0.04)%	Russell 2000® Index	(6,350)	—	6,350	—
4,179,233	11/06/17	Credit Suisse International	(0.06)%	Russell 2000® Index	(1,591)	—	1,591	—
3,645,300	11/06/17	Deutsche Bank AG	(0.24)%	iShares® Russell 2000 ETF	(3,448)
36,342,559	11/06/17	Deutsche Bank AG	(0.04)%	Russell 2000® Index	(106,401)
39,987,859					(109,849)	82,188	27,661	—
2,720,088	01/06/16	Goldman Sachs International	0.06%	Russell 2000® Index	(2,368,885)	2,214,475	154,410	—
2,507,993	11/06/17	Morgan Stanley & Co. International PLC	(0.31)%	iShares® Russell 2000 ETF	(2,282)
30,245,320	01/06/16	Morgan Stanley & Co. International PLC	(0.06)%	Russell 2000® Index	1,908,296
32,753,313					1,906,014	(1,906,014)	—	—
13,185,773	11/06/17	Societe Generale	0.19%	Russell 2000® Index	85,901	—	(85,901)	—
63,364,249	11/06/17	UBS AG	0.04%	Russell 2000® Index	(125,649)	84,999	40,650	—
$230,834,176					$3,915,560

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	10.2%
Consumer Staples	2.6%
Energy	2.3%
Financials	19.6%
Health Care	12.1%
Industrials	9.4%
Information Technology	13.5%
Materials	2.8%
Telecommunication Services	0.8%
Utilities	2.7%
Other[1]	24.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).
See accompanying notes to the financial statements.

164 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 75.5%
900	Abiomed, Inc.* (Health Care)	0.4%	$73,413
1,601	Acadia Realty Trust (REIT) (Financials)	0.3%	53,698
308	Allegiant Travel Co. (Industrials)	0.3%	53,940
1,060	ALLETE, Inc. (Utilities)	0.3%	54,007
1,091	Blackbaud, Inc. (Information Technology)	0.3%	67,402
563	CACI International, Inc., Class A* (Information Technology)	0.3%	56,446
831	Cantel Medical Corp. (Health Care)	0.3%	53,874
394	Chemed Corp. (Health Care)	0.3%	60,869
1,092	Curtiss-Wright Corp. (Industrials)	0.4%	76,888
793	Dycom Industries, Inc.* (Industrials)	0.3%	69,292
1,101	Electronics For Imaging, Inc.* (Information Technology)	0.3%	54,037
1,461	EMCOR Group, Inc. (Industrials)	0.4%	73,634
1,079	EnerSys (Industrials)	0.3%	63,553
1,345	EPR Properties (REIT) (Financials)	0.4%	75,374
4,078	FNB Corp./PA (Financials)	0.3%	59,213
2,336	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.3%	63,516
1,673	Healthcare Services Group, Inc. (Industrials)	0.3%	61,801
855	Heartland Payment Systems, Inc. (Information Technology)	0.3%	67,836
666	Helen of Troy Ltd.* (Consumer Discretionary)	0.3%	68,871
1,372	Home BancShares, Inc./AR (Financials)	0.3%	61,905
1,581	Impax Laboratories, Inc.* (Health Care)	0.3%	69,659
1,336	Interactive Brokers Group, Inc., Class A (Financials)	0.3%	57,929
1,071	j2 Global, Inc. (Information Technology)	0.4%	86,183
1,008	Laclede Group, Inc. (The) (Utilities)	0.3%	58,827
552	Lithia Motors, Inc., Class A (Consumer Discretionary)	0.3%	68,581
527	Littelfuse, Inc. (Information Technology)	0.3%	57,211
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,627	MB Financial, Inc. (Financials)	0.3%	$58,149
5,442	Medical Properties Trust, Inc. (REIT) (Financials)	0.3%	65,358
1,553	Medicines Co. (The)* (Health Care)	0.3%	65,242
1,287	Medidata Solutions, Inc.* (Health Care)	0.3%	58,983
2,221	Microsemi Corp.* (Information Technology)	0.4%	79,978
848	Monolithic Power Systems, Inc. (Information Technology)	0.3%	57,944
743	Monro Muffler Brake, Inc. (Consumer Discretionary)	0.3%	55,012
1,989	New Jersey Resources Corp. (Utilities)	0.3%	59,769
1,095	NorthWestern Corp. (Utilities)	0.3%	59,710
1,139	NuVasive, Inc.* (Health Care)	0.3%	59,387
1,843	Piedmont Natural Gas Co., Inc. (Utilities)	0.5%	107,170
999	Pool Corp. (Consumer Discretionary)	0.4%	81,958
1,227	Prestige Brands Holdings, Inc.* (Health Care)	0.3%	62,442
1,833	PrivateBancorp, Inc. (Financials)	0.4%	80,854
1,249	ProAssurance Corp. (Financials)	0.3%	66,085
1,095	Southwest Gas Corp. (Utilities)	0.3%	61,408
673	SYNNEX Corp. (Information Technology)	0.3%	63,444
1,987	Take-Two Interactive Software, Inc.* (Information Technology)	0.3%	70,280
1,066	Texas Capital Bancshares, Inc.* (Financials)	0.3%	63,192
1,317	UIL Holdings Corp. (Utilities)	0.3%	66,969
1,505	United Bankshares, Inc./WV (Financials)	0.3%	63,391
1,034	ViaSat, Inc.* (Information Technology)	0.3%	64,087
1,122	Wintrust Financial Corp. (Financials)	0.3%	59,051
519,098	Other Common Stocks	59.8%	12,292,068
	Total Common Stocks (Cost $16,165,857)		15,489,890

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 165

Principal Amount		Value
	Repurchase Agreements (a)(b) — 18.0%
$3,704,317	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $3,704,327	$3,704,317
	Total Repurchase Agreements (Cost $3,704,317)	3,704,317
	Total Investment Securities (Cost $19,870,174) — 93.5%	19,194,207
	Other assets less liabilities — 6.5%	1,330,209
	Net Assets — 100.0%	$20,524,416

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $2,555,511.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,374,051
Aggregate gross unrealized depreciation	(2,113,145)
Net unrealized depreciation	$(739,094)
Federal income tax cost of investments	$19,933,301

Swap Agreements1

Ultra SmallCap600 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,935,496	01/06/16	Bank of America, N.A.	0.39%	S&P SmallCap 600®	$1,973,472	$(1,973,472)	$—	$—
960,508	11/06/17	Citibank, N.A.	0.16%	S&P SmallCap 600®	(3,554)	—	3,554	—
3,801,496	11/06/17	Credit Suisse International	(0.01)%	S&P SmallCap 600®	(14,732)	7,437	7,295	—
143,441	01/06/16	Deutsche Bank AG	(0.04)%	iShares® Core S&P Small-Cap ETF	15,639
11,826,892	01/06/17	Deutsche Bank AG	(0.04)%	S&P SmallCap 600®	958,280
11,970,333					973,919	—	(800,001)	173,918
5,544,893	11/06/17	Morgan Stanley & Co. International PLC	0.34%	S&P SmallCap 600®	3,756	—	—	3,756
1,346,703	11/06/17	Societe Generale	0.59%	S&P SmallCap 600®	3,913	—	(3,913)	—
$25,559,429					$2,936,774

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

166 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	10.2%
Consumer Staples	2.1%
Energy	2.1%
Financials	18.3%
Health Care	9.6%
Industrials	12.9%
Information Technology	13.0%
Materials	3.4%
Telecommunication Services	0.7%
Utilities	3.2%
Other[1]	24.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 167

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 73.9%
27,362	3M Co. (Industrials)	0.4%	$4,284,342
72,495	AbbVie, Inc. (Health Care)	0.4%	4,215,584
17,240	Allergan PLC* (Health Care)	0.5%	5,411,464
12,696	Alphabet, Inc., Class A* (Information Technology)	0.9%	9,685,144
12,954	Alphabet, Inc., Class C* (Information Technology)	0.9%	9,619,640
85,871	Altria Group, Inc. (Consumer Staples)	0.5%	4,946,170
16,797	Amazon.com, Inc.* (Consumer Discretionary)	1.0%	11,166,646
33,209	Amgen, Inc. (Health Care)	0.5%	5,349,970
249,759	Apple, Inc. (Information Technology)	2.7%	29,546,490
269,392	AT&T, Inc. (Telecommunication Services)	0.8%	9,070,429
458,485	Bank of America Corp. (Financials)	0.7%	7,991,394
82,048	Berkshire Hathaway, Inc., Class B* (Financials)	1.0%	11,001,816
27,974	Boeing Co. (The) (Industrials)	0.4%	4,068,818
73,031	Bristol-Myers Squibb Co. (Health Care)	0.5%	4,893,807
34,623	Celgene Corp.* (Health Care)	0.3%	3,789,487
82,413	Chevron Corp. (Energy)	0.7%	7,525,955
222,744	Cisco Systems, Inc. (Information Technology)	0.6%	6,069,774
131,820	Citigroup, Inc. (Financials)	0.7%	7,130,144
171,463	Coca-Cola Co. (The) (Consumer Staples)	0.7%	7,307,753
92,620	Comcast Corp., Class A (Consumer Discretionary)	0.5%	5,636,853
48,810	CVS Health Corp. (Consumer Staples)	0.4%	4,592,533
182,607	Exxon Mobil Corp. (Energy)	1.4%	14,911,688
98,968	Facebook, Inc., Class A* (Information Technology)	1.0%	10,316,424
412,800	General Electric Co. (Industrials)	1.1%	12,359,232
64,276	Gilead Sciences, Inc. (Health Care)	0.6%	6,810,685
56,239	Home Depot, Inc. (The) (Consumer Discretionary)	0.7%	7,529,277
208,208	Intel Corp. (Information Technology)	0.7%	7,239,392
39,468	International Business Machines Corp. (Information Technology)	0.5%	5,502,629
121,277	Johnson & Johnson (Health Care)	1.1%	12,278,084
161,962	JPMorgan Chase & Co. (Financials)	1.0%	10,799,626
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
43,709	MasterCard, Inc., Class A (Information Technology)	0.4%	$4,279,985
41,248	McDonald's Corp. (Consumer Discretionary)	0.4%	4,708,872
61,936	Medtronic PLC (Health Care)	0.4%	4,666,258
123,358	Merck & Co., Inc. (Health Care)	0.6%	6,539,208
350,283	Microsoft Corp. (Information Technology)	1.8%	19,037,881
29,689	NIKE, Inc., Class B (Consumer Discretionary)	0.4%	3,927,261
142,428	Oracle Corp. (Information Technology)	0.5%	5,550,419
64,337	PepsiCo, Inc. (Consumer Staples)	0.6%	6,443,994
270,108	Pfizer, Inc. (Health Care)	0.8%	8,851,439
67,849	Philip Morris International, Inc. (Consumer Staples)	0.5%	5,929,324
118,800	Procter & Gamble Co. (The) (Consumer Staples)	0.8%	8,890,992
55,422	Schlumberger Ltd. (Energy)	0.4%	4,275,807
65,003	Starbucks Corp. (Consumer Discretionary)	0.4%	3,990,534
41,763	UnitedHealth Group, Inc. (Health Care)	0.4%	4,707,108
178,063	Verizon Communications, Inc. (Telecommunication Services)	0.7%	8,092,963
85,464	Visa, Inc., Class A (Information Technology)	0.6%	6,752,511
69,114	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	4,066,668
68,008	Walt Disney Co. (The) (Consumer Discretionary)	0.7%	7,716,868
204,589	Wells Fargo & Co. (Financials)	1.0%	11,272,854
7,568,043	Other Common Stocks	38.9%	422,228,061
	Total Common Stocks (Cost $824,016,896)		802,980,257
Principal Amount
	Repurchase Agreements (a)(b) — 4.6%
$49,833,406	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $49,833,552		49,833,406
	Total Repurchase Agreements (Cost $49,833,406)		49,833,406
	Total Investment Securities (Cost $873,850,302) — 78.5%		852,813,663
	Other assets less liabilities — 21.5%		233,051,070
	Net Assets — 100.0%		$1,085,864,733

See accompanying notes to the financial statements.

168 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $333,635,695.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,411,870
Aggregate gross unrealized depreciation	(51,146,878)
Net unrealized depreciation	$(30,735,008)
Federal income tax cost of investments	$883,548,671

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,202	12/18/15	$125,008,000	$6,353,673

Cash collateral in the amount of $6,082,120 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

UltraPro S&P500® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$10,683,174	11/06/17	Bank of America, N.A.	0.44%	SPDR® S&P 500® ETF Trust	$282,779
195,231,396	11/06/17	Bank of America, N.A.	0.54%	S&P 500®	(1,008,012)
205,914,570					(725,233)	$337,736	$387,497	$—
117,045,611	11/07/16	Citibank, N.A.	0.51%	S&P 500®	39,036,296	(38,936,110)	(100,186)	—
25,431,571	11/06/17	Credit Suisse International	0.64%	S&P 500®	(538,258)	443,175	95,083	—
4,589,599	11/07/16	Deutsche Bank AG	0.24%	SPDR® S&P 500® ETF Trust	249,304
441,768,486	11/06/17	Deutsche Bank AG	0.36%	S&P 500®	(1,596,654)
446,358,085					(1,347,350)	—	1,347,350	—
8,013,532	12/07/15	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	2,640,579
55,694,864	11/06/17	Goldman Sachs International	0.56%	S&P 500®	8,121,802
63,708,396					10,762,381	(10,762,381)	—	—
4,367,594	11/06/17	Morgan Stanley & Co. International PLC	0.49%	SPDR® S&P 500® ETF Trust	(29,525)
283,128,741	01/06/16	Morgan Stanley & Co. International PLC	0.39%	S&P 500®	27,157,613
287,496,335					27,128,088	(27,128,088)	—	—
645,367,625	11/06/17	Societe Generale	0.29%	S&P 500®	62,606,753	—	(62,606,753)	—
538,253,932	02/08/16	UBS AG	0.54%	S&P 500®	47,186,789	(47,186,789)	—	—
$2,329,576,125					$184,109,466

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 169

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	9.7%
Consumer Staples	7.1%
Energy	5.2%
Financials	12.2%
Health Care	10.8%
Industrials	7.5%
Information Technology	15.5%
Materials	2.1%
Telecommunication Services	1.7%
Utilities	2.1%
Other[1]	26.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

170 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 62.8%
	Consumer Discretionary — 12.7%
77,032	Amazon.com, Inc.*	$51,210,874
27,932	Bed Bath & Beyond, Inc.*	1,522,853
18,451	Charter Communications, Inc., Class A*	3,456,979
408,944	Comcast Corp., Class A	24,899,247
24,590	Discovery Communications, Inc., Class A*	765,733
45,174	Discovery Communications, Inc., Class C*	1,336,247
37,010	DISH Network Corp., Class A*	2,320,897
38,651	Dollar Tree, Inc.*	2,916,604
31,447	Garmin Ltd.	1,190,269
133,502	JD.com, Inc. (ADR)*	4,095,841
100,739	Liberty Global PLC*	4,130,299
2,080	Liberty Global PLC LiLAC, Class A*	78,104
5,068	Liberty Global PLC LiLAC, Class C*	198,767
41,588	Liberty Global PLC, Class A*	1,763,747
71,104	Liberty Interactive Corp. QVC Group, Class A*	1,882,834
16,810	Liberty Media Corp., Class A*	680,973
36,823	Liberty Media Corp., Class C*	1,439,779
22,184	Liberty Ventures*	954,134
43,792	Marriott International, Inc., Class A	3,105,291
55,769	Mattel, Inc.	1,386,417
70,163	Netflix, Inc.*	8,653,203
16,371	O'Reilly Automotive, Inc.*	4,319,816
8,351	Priceline Group, Inc. (The)*	10,429,146
67,750	Ross Stores, Inc.	3,523,677
876,733	Sirius XM Holdings, Inc.*	3,603,373
105,994	Staples, Inc.	1,279,348
244,446	Starbucks Corp.	15,006,540
21,384	Tesla Motors, Inc.*	4,923,880
22,369	Tractor Supply Co.	1,998,670
21,624	TripAdvisor, Inc.*	1,781,169
201,088	Twenty-First Century Fox, Inc., Class A	5,934,107
131,516	Twenty-First Century Fox, Inc., Class B	3,938,904
57,226	Viacom, Inc., Class B	2,849,282
16,723	Wynn Resorts Ltd.	1,049,703
		178,626,707
	Consumer Staples — 4.4%
72,384	Costco Wholesale Corp.	11,684,225
25,373	Keurig Green Mountain, Inc.	1,329,545
199,753	Kraft Heinz Co. (The)	14,719,799
265,381	Mondelez International, Inc., Class A	11,586,535
33,845	Monster Beverage Corp.*	5,232,775
179,898	Walgreens Boots Alliance, Inc.	15,116,829
58,938	Whole Foods Market, Inc.	1,718,043
		61,387,751
Shares		Value
	Common Stocks (a) (continued)
	Health Care — 8.9%
37,248	Alexion Pharmaceuticals, Inc.*	$6,646,533
124,883	Amgen, Inc.	20,118,651
38,731	Biogen, Inc.*	11,110,375
26,532	BioMarin Pharmaceutical, Inc.*	2,530,357
130,202	Celgene Corp.*	14,250,609
56,834	Cerner Corp.*	3,387,306
111,292	Express Scripts Holding Co.*	9,513,240
241,713	Gilead Sciences, Inc.	25,611,909
13,735	Henry Schein, Inc.*	2,149,253
23,832	Illumina, Inc.*	4,382,705
29,725	Incyte Corp.*	3,395,784
6,097	Intuitive Surgical, Inc.*	3,170,562
80,959	Mylan N.V.*	4,153,197
16,757	Regeneron Pharmaceuticals, Inc.*	9,124,187
40,295	Vertex Pharmaceuticals, Inc.*	5,212,561
		124,757,229
	Industrials — 1.2%
110,647	American Airlines Group, Inc.	4,565,295
23,355	C.H. Robinson Worldwide, Inc.	1,574,828
31,155	Expeditors International of Washington, Inc.	1,512,264
47,790	Fastenal Co.	1,939,318
58,464	PACCAR, Inc.	3,037,789
13,972	Stericycle, Inc.*	1,686,700
27,749	Verisk Analytics, Inc.*	2,079,788
		16,395,982
	Information Technology — 35.2%
120,069	Activision Blizzard, Inc.	4,521,799
81,962	Adobe Systems, Inc.*	7,496,245
29,415	Akamai Technologies, Inc.*	1,694,598
47,744	Alphabet, Inc., Class A*	36,421,510
56,644	Alphabet, Inc., Class C*	42,063,834
51,661	Analog Devices, Inc.	3,183,867
939,233	Apple, Inc.	111,111,264
197,741	Applied Materials, Inc.	3,711,599
37,256	Autodesk, Inc.*	2,364,638
76,718	Automatic Data Processing, Inc.	6,617,695
42,778	Avago Technologies Ltd.	5,580,390
45,632	Baidu, Inc. (ADR)*	9,946,407
72,683	CA, Inc.	2,043,119
29,787	Check Point Software Technologies Ltd.*	2,600,107
837,641	Cisco Systems, Inc.	22,825,717
26,467	Citrix Systems, Inc.*	2,029,225
100,388	Cognizant Technology Solutions Corp., Class A*	6,483,057
200,641	eBay, Inc.*	5,936,967
51,344	Electronic Arts, Inc.*	3,480,610

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO QQQ® TQQQ :: 171

Shares		Value
	Common Stocks (a) (continued)
372,176	Facebook, Inc., Class A*	$38,795,626
38,634	Fiserv, Inc.*	3,718,136
782,979	Intel Corp.	27,224,180
45,402	Intuit, Inc.	4,549,280
25,945	KLA-Tencor Corp.	1,724,564
26,053	Lam Research Corp.	2,037,345
39,487	Linear Technology Corp.	1,805,346
178,441	Micron Technology, Inc.*	2,842,565
1,317,259	Microsoft Corp.	71,593,027
49,423	NetApp, Inc.	1,515,309
88,773	NVIDIA Corp.	2,815,880
41,464	NXP Semiconductors N.V.*	3,875,225
59,491	Paychex, Inc.	3,227,387
201,211	PayPal Holdings, Inc.*	7,094,700
258,776	QUALCOMM, Inc.	12,625,681
33,671	SanDisk Corp.	2,487,277
49,745	Seagate Technology PLC	1,787,835
31,414	Skyworks Solutions, Inc.	2,607,990
112,682	Symantec Corp.	2,206,314
169,045	Texas Instruments, Inc.	9,824,895
37,947	Western Digital Corp.	2,368,272
42,601	Xilinx, Inc.	2,116,844
155,046	Yahoo!, Inc.*	5,242,105
		494,198,431
	Telecommunication Services — 0.4%
21,033	SBA Communications Corp., Class A*	2,211,830
289,331	VimpelCom Ltd. (ADR)	1,041,592
65,658	Vodafone Group PLC (ADR)	2,203,482
		5,456,904
	Total Common Stocks (Cost $882,943,824)	880,823,004
Principal Amount		Value
	Repurchase Agreements (a)(b) — 3.5%
$49,454,097	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $49,454,240	$49,454,097
	Total Repurchase Agreements (Cost $49,454,097)	49,454,097
	Total Investment Securities (Cost $932,397,921) — 66.3%	930,277,101
	Other assets less liabilities — 33.7%	471,823,253
	Net Assets — 100.0%	$1,402,100,354

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $520,971,619.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,932,714
Aggregate gross unrealized depreciation	(47,766,896)
Net unrealized depreciation	$(15,834,182)
Federal income tax cost of investments	$946,111,283

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,751	12/18/15	$163,464,605	$4,444,797

Cash collateral in the amount of $8,474,840 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

172 :: TQQQ ULTRAPRO QQQ® :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro QQQ® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$654,135,624	01/06/16	Bank of America, N.A.	0.64%	NASDAQ-100 Index®	$74,244,915	$(74,244,915)	$—	$—
34,728,682	04/06/16	Citibank, N.A.	0.66%	NASDAQ-100 Index®	79,859,666	(79,795,170)	(64,496)	—
489,172,294	11/07/16	Credit Suisse International	0.64%	NASDAQ-100 Index®	59,881,573	—	(59,881,573)	—
13,584,134	11/06/17	Deutsche Bank AG	0.31%	PowerShares QQQ TrustSM, Series 1	(85,204)
861,855,673	11/07/16	Deutsche Bank AG	0.51%	NASDAQ-100 Index®	161,640,594
875,439,807					161,555,390	—	(161,555,390)	—
1,322,068	12/07/15	Goldman Sachs International	0.46%	PowerShares QQQ TrustSM, Series 1	149,425
60,648,349	11/06/17	Goldman Sachs International	0.66%	NASDAQ-100 Index®	5,009,527
61,970,417					5,158,952	(5,158,952)	—	—
31,022,682	11/06/17	Morgan Stanley & Co. International PLC	0.59%	PowerShares QQQ TrustSM, Series 1	1,910,963
574,820,945	11/06/17	Morgan Stanley & Co. International PLC	0.59%	NASDAQ-100 Index®	4,389,274
605,843,627					6,300,237	(6,300,237)	—	—
288,208,836	11/06/17	Societe Generale	0.40%	NASDAQ-100 Index®	(2,843,238)	2,794,808	48,430	—
152,511,166	11/07/16	UBS AG	0.54%	NASDAQ-100 Index®	75,169,495	(75,167,297)	(2,198)	—
$3,162,010,453					$459,326,990

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO QQQ® TQQQ :: 173

Shares		Value
	Common Stocks (a) — 74.4%
	Consumer Discretionary — 13.9%
51,838	Home Depot, Inc. (The)	$6,940,071
51,838	McDonald's Corp.	5,917,826
51,838	NIKE, Inc., Class B	6,857,131
51,838	Walt Disney Co. (The)	5,882,058
		25,597,086
	Consumer Staples — 4.9%
51,838	Coca-Cola Co. (The)	2,209,335
51,838	Procter & Gamble Co. (The)	3,879,556
51,838	Wal-Mart Stores, Inc.	3,050,148
		9,139,039
	Energy — 4.9%
51,838	Chevron Corp.	4,733,846
51,838	Exxon Mobil Corp.	4,233,091
		8,966,937
	Financials — 12.4%
51,838	American Express Co.	3,713,674
51,838	Goldman Sachs Group, Inc. (The)	9,850,256
51,838	JPMorgan Chase & Co.	3,456,558
51,838	Travelers Cos., Inc. (The)	5,939,080
		22,959,568
	Health Care — 8.4%
51,838	Johnson & Johnson	5,248,079
51,838	Merck & Co., Inc.	2,747,933
51,838	Pfizer, Inc.	1,698,731
51,838	UnitedHealth Group, Inc.	5,842,661
		15,537,404
	Industrials — 14.0%
51,838	3M Co.	8,116,794
51,838	Boeing Co. (The)	7,539,837
51,838	Caterpillar, Inc.	3,766,031
51,838	General Electric Co.	1,552,030
51,838	United Technologies Corp.	4,979,040
		25,953,732
	Information Technology — 12.7%
51,838	Apple, Inc.	6,132,436
51,838	Cisco Systems, Inc.	1,412,586
51,838	Intel Corp.	1,802,407
51,838	International Business Machines Corp.	7,227,254
51,838	Microsoft Corp.	2,817,395
51,838	Visa, Inc., Class A	4,095,720
		23,487,798
Shares		Value
	Common Stocks (a) (continued)
	Materials — 1.9%
1	Chemours Co. (The)	$6
51,838	E.I. du Pont de Nemours & Co.	3,490,771
		3,490,777
	Telecommunication Services — 1.3%
51,838	Verizon Communications, Inc.	2,356,037
	Total Common Stocks (Cost $142,881,140)	137,488,378
Principal Amount
	Repurchase Agreements (a)(b) — 4.6%
$8,527,510	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $8,527,534	8,527,510
	Total Repurchase Agreements (Cost $8,527,510)	8,527,510
	Total Investment Securities (Cost $151,408,650) — 79.0%	146,015,888
	Other assets less liabilities — 21.0%	38,761,195
	Net Assets — 100.0%	$184,777,083

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $88,845,740.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,236,961
Aggregate gross unrealized depreciation	(9,224,539)
Net unrealized depreciation	$(5,987,578)
Federal income tax cost of investments	$152,003,466

See accompanying notes to the financial statements.

174 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	191	12/18/15	$16,915,915	$578,083

Cash collateral in the amount of $819,390 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

UltraPro Dow30SM had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$5,368,767	11/06/17	Bank of America, N.A.	0.64%	Dow Jones Industrial AverageSM	$(274,117)	$237,609	$36,508	$—
31,598,696	11/06/17	Citibank, N.A.	0.51%	Dow Jones Industrial AverageSM	(85,824)	—	85,824	—
19,427,630	11/07/16	Credit Suisse International	0.64%	Dow Jones Industrial AverageSM	2,679,681	—	(2,679,681)	—
1,458,573	11/06/17	Deutsche Bank AG	0.21%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(11,135)
98,088,396	11/06/17	Deutsche Bank AG	0.26%	Dow Jones Industrial AverageSM	9,892,933
99,546,969					9,881,798	—	(9,881,798)	—
1,491,308	02/08/16	Goldman Sachs International	0.76%	Dow Jones Industrial AverageSM	40,271	—	—	40,271
1,590,781	11/06/17	Morgan Stanley & Co. International PLC	0.54%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(12,460)
47,665,719	01/06/16	Morgan Stanley & Co. International PLC	0.39%	Dow Jones Industrial AverageSM	7,834,278
49,256,500					7,821,818	(7,821,818)	—	—
73,537,226	11/06/17	Societe Generale	0.39%	Dow Jones Industrial AverageSM	(561,422)	545,848	15,574	—
119,700,079	11/07/16	UBS AG	0.54%	Dow Jones Industrial AverageSM	10,295,535	(10,291,852)	(3,683)	—
$399,927,175					$29,797,740

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 175

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 62.5%
690	Acuity Brands, Inc. (Industrials)	0.4%	$159,307
2,019	Alaska Air Group, Inc. (Industrials)	0.4%	160,975
1,146	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.3%	105,535
253	Alleghany Corp.* (Financials)	0.3%	128,868
1,796	Alliant Energy Corp. (Utilities)	0.3%	108,101
1,429	ANSYS, Inc.* (Information Technology)	0.3%	133,197
2,767	Arthur J. Gallagher & Co. (Financials)	0.3%	121,056
1,005	Ashland, Inc. (Materials)	0.3%	113,213
1,875	Broadridge Financial Solutions, Inc. (Information Technology)	0.2%	103,088
1,377	Camden Property Trust (REIT) (Financials)	0.3%	105,175
2,538	CDK Global, Inc. (Information Technology)	0.3%	120,327
1,888	Centene Corp.* (Health Care)	0.3%	109,032
2,076	Church & Dwight Co., Inc. (Consumer Staples)	0.5%	178,058
770	Cooper Cos., Inc. (The) (Health Care)	0.3%	112,613
5,474	Duke Realty Corp. (REIT) (Financials)	0.3%	111,396
701	Everest Re Group Ltd. (Financials)	0.3%	129,292
1,948	Extra Space Storage, Inc. (REIT) (Financials)	0.4%	163,145
657	FactSet Research Systems, Inc. (Financials)	0.3%	111,381
1,096	Federal Realty Investment Trust (REIT) (Financials)	0.4%	160,586
2,209	Foot Locker, Inc. (Consumer Discretionary)	0.3%	143,585
2,536	Fortune Brands Home & Security, Inc. (Industrials)	0.3%	139,404
1,317	Gartner, Inc.* (Information Technology)	0.3%	122,876
2,065	Global Payments, Inc. (Information Technology)	0.4%	146,305
2,990	HollyFrontier Corp. (Energy)	0.4%	143,759
3,887	Hologic, Inc.* (Health Care)	0.4%	156,840
1,459	IDEXX Laboratories, Inc.* (Health Care)	0.2%	103,326
1,132	Ingredion, Inc. (Consumer Staples)	0.3%	111,581
3,146	Jarden Corp.* (Consumer Discretionary)	0.4%	146,855
4,991	JetBlue Airways Corp.* (Industrials)	0.3%	123,477
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
713	Jones Lang LaSalle, Inc. (Financials)	0.3%	$118,444
4,834	LKQ Corp.* (Consumer Discretionary)	0.3%	142,555
1,218	ManpowerGroup, Inc. (Industrials)	0.3%	109,961
1,492	MEDNAX, Inc.* (Health Care)	0.3%	106,484
439	Mettler-Toledo International, Inc.* (Health Care)	0.4%	150,480
1,195	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.3%	105,829
7,689	New York Community Bancorp, Inc. (Financials)	0.3%	126,100
1,549	Packaging Corp. of America (Materials)	0.3%	105,316
2,032	Raymond James Financial, Inc. (Financials)	0.3%	119,339
2,228	ResMed, Inc. (Health Care)	0.3%	132,722
2,209	SEI Investments Co. (Financials)	0.3%	120,147
807	Signature Bank/NY* (Financials)	0.3%	127,627
816	SVB Financial Group* (Financials)	0.3%	108,104
2,472	Synopsys, Inc.* (Information Technology)	0.3%	123,798
1,098	Towers Watson & Co., Class A (Industrials)	0.4%	147,692
4,154	UDR, Inc. (REIT) (Financials)	0.4%	153,324
722	United Therapeutics Corp.* (Health Care)	0.3%	110,199
1,533	Wabtec Corp. (Industrials)	0.3%	122,824
1,957	Waste Connections, Inc. (Industrials)	0.3%	106,656
2,787	WhiteWave Foods Co. (The)* (Consumer Staples)	0.3%	113,236
562,708	Other Common Stocks	46.7%	18,474,188
	Total Common Stocks (Cost $25,985,780)		24,697,378
Principal Amount
	Repurchase Agreements (a)(b) — 2.3%
$924,906	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $924,908		924,906
	Total Repurchase Agreements (Cost $924,906)		924,906
	Total Investment Securities (Cost $26,910,686) — 64.8%		25,622,284
	Other assets less liabilities — 35.2%		13,910,660
	Net Assets — 100.0%		$39,532,944

See accompanying notes to the financial statements.

176 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $4,462,874.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,649,949
Aggregate gross unrealized depreciation	(3,434,386)
Net unrealized depreciation	$(1,784,437)
Federal income tax cost of investments	$27,406,721

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	4	12/18/15	$583,800	$16,968

Cash collateral in the amount of $29,480 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

UltraPro MidCap400 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$2,354,841	01/06/16	Bank of America, N.A.	0.34%	S&P MidCap 400®	$2,219,798	$(2,173,460)	$—	$46,338
30,306,255	01/06/17	Citibank, N.A.	0.36%	S&P MidCap 400®	2,795,363	(2,791,425)	(3,938)	—
67,202	11/06/17	Credit Suisse International	0.49%	S&P MidCap 400®	(3)	—	3	—
138,114	11/06/17	Deutsche Bank AG	0.26%	S&P MidCap 400®	(1,755)
2,375,115	11/06/17	Deutsche Bank AG	0.16%	SPDR® S&P MidCap 400® ETF Trust	(1,746)
2,513,229					(3,501)	—	3,501	—
6,298,532	11/07/16	Goldman Sachs International	0.31%	SPDR® S&P MidCap 400® ETF Trust	330,946
31,619,375	01/06/17	Goldman Sachs International	0.56%	S&P MidCap 400®	548,425
37,917,907					879,371	(879,371)	—	—
133,082	11/06/17	Morgan Stanley & Co. International PLC	0.39%	S&P MidCap 400®	2	—	—	2
15,897,656	01/06/16	Societe Generale	0.49%	S&P MidCap 400®	3,565,280	—	(3,565,280)	—
4,115,958	02/08/16	UBS AG	0.49%	S&P MidCap 400®	3,730,465	(3,730,465)	—	—
$93,306,130					$13,186,775

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 177

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	7.9%
Consumer Staples	2.6%
Energy	2.2%
Financials	16.7%
Health Care	5.9%
Industrials	9.6%
Information Technology	10.2%
Materials	4.3%
Telecommunication Services	0.1%
Utilities	3.0%
Other[1]	37.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

178 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 53.3%
1,147	Abiomed, Inc.* (Health Care)	0.1%	$93,561
1,330	Amsurg Corp.* (Health Care)	0.1%	111,800
1,126	Anacor Pharmaceuticals, Inc.* (Health Care)	0.2%	131,438
2,346	Aspen Technology, Inc.* (Information Technology)	0.1%	103,107
2,143	Bank of the Ozarks, Inc. (Financials)	0.1%	116,322
3,280	Berry Plastics Group, Inc.* (Materials)	0.1%	119,261
2,072	Burlington Stores, Inc.* (Consumer Discretionary)	0.1%	99,684
1,067	Casey's General Stores, Inc. (Consumer Staples)	0.2%	124,060
1,519	Cavium, Inc.* (Information Technology)	0.1%	101,940
5,410	CNO Financial Group, Inc. (Financials)	0.1%	109,444
4,570	CubeSmart (REIT) (Financials)	0.2%	133,078
1,306	Curtiss-Wright Corp. (Industrials)	0.1%	91,955
2,441	DCT Industrial Trust, Inc. (REIT) (Financials)	0.1%	93,173
4,002	Dyax Corp.* (Health Care)	0.2%	134,707
1,344	EPAM Systems, Inc.* (Information Technology)	0.1%	105,813
1,425	Euronet Worldwide, Inc.* (Information Technology)	0.1%	110,751
2,978	First American Financial Corp. (Financials)	0.1%	117,452
4,555	FirstMerit Corp. (Financials)	0.1%	92,148
1,928	Guidewire Software, Inc.* (Information Technology)	0.1%	114,388
2,584	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	112,559
1,383	IDACORP, Inc. (Utilities)	0.1%	94,099
4,076	Integrated Device Technology, Inc.* (Information Technology)	0.1%	114,291
9,581	Investors Bancorp, Inc. (Financials)	0.2%	122,828
1,324	j2 Global, Inc. (Information Technology)	0.1%	106,542
2,027	Manhattan Associates, Inc.* (Information Technology)	0.2%	155,268
1,025	MarketAxess Holdings, Inc. (Financials)	0.1%	109,449
1,810	MAXIMUS, Inc. (Information Technology)	0.1%	102,718
2,615	Microsemi Corp.* (Information Technology)	0.1%	94,166
2,347	Neurocrine Biosciences, Inc.* (Health Care)	0.2%	127,606
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,533	Olin Corp. (Materials)	0.1%	$98,683
1,516	PAREXEL International Corp.* (Health Care)	0.1%	102,861
2,164	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	125,837
1,196	Pool Corp. (Consumer Discretionary)	0.1%	98,120
1,692	Post Holdings, Inc.* (Consumer Staples)	0.1%	117,628
2,160	PrivateBancorp, Inc. (Financials)	0.1%	95,278
1,924	Prosperity Bancshares, Inc. (Financials)	0.1%	106,609
977	Sovran Self Storage, Inc. (REIT) (Financials)	0.1%	98,179
2,340	STERIS PLC (Health Care)	0.2%	178,729
7,563	Strategic Hotels & Resorts, Inc. (REIT)* (Financials)	0.1%	107,092
1,978	Team Health Holdings, Inc.* (Health Care)	0.1%	109,067
1,178	TreeHouse Foods, Inc.* (Consumer Staples)	0.1%	101,850
925	Tyler Technologies, Inc.* (Information Technology)	0.2%	165,057
1,056	Ultragenyx Pharmaceutical, Inc.* (Health Care)	0.1%	103,826
6,059	Umpqua Holdings Corp. (Financials)	0.1%	108,577
999	Vail Resorts, Inc. (Consumer Discretionary)	0.2%	120,479
2,494	Webster Financial Corp. (Financials)	0.1%	100,284
1,210	WellCare Health Plans, Inc.* (Health Care)	0.1%	99,801
1,977	West Pharmaceutical Services, Inc. (Health Care)	0.2%	124,650
2,362	Western Alliance Bancorp.* (Financials)	0.1%	91,622
2,242,163	Other Common Stocks	47.2%	43,506,480
	Total Common Stocks (Cost $47,581,577)		49,004,317
No. of Rights
	Rights — 0.0% ‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	0.0%	6,214
3034	Leap Wireless International, Inc.*^(c)	0.0%	7,645
363	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	0.0%	—
	Total Rights (Cost $—)		13,859

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 179

No. of Warrants		Percentage of Net Assets	Value
	Warrant — 0.0% ‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	0.0%	$—
	Total Warrant (Cost $—)		—
Principal Amount
	Repurchase Agreements (a)(b) — 3.3%
$3,062,896	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/2015, due 12/1/2015, total to be received $3,062,904		3,062,896
	Total Repurchase Agreements (Cost $3,062,896)		3,062,896
	Total Investment Securities (Cost $50,644,473) — 56.6%		52,081,072
	Other assets less liabilities — 43.4%		39,999,308
	Net Assets — 100.0%		$92,080,380

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $14,320 or 0.02% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $14,374,310.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed illiquid at November 30, 2015.

REIT  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,078,951)
Net unrealized depreciation	$(3,078,951)
Federal income tax cost of investments	$55,160,023

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	116	12/18/15	$13,867,800	$329,769

Cash collateral in the amount of $626,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements1

UltraPro Russell2000 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$894,774	01/06/16	Bank of America, N.A.	(0.11)%	Russell 2000® Index	$19,069,322	$(19,069,322)	$—	$—
32,372,667	04/06/16	Citibank, N.A.	(0.04)%	Russell 2000® Index	2,575,736	(2,567,588)	(8,148)	—
9,332,462	11/06/17	Credit Suisse International	(0.06)%	Russell 2000® Index	(3,553)	—	3,553	—
3,786,769	11/07/16	Deutsche Bank AG	(0.24)%	iShares® Russell 2000 ETF	2,992,877
21,596,881	11/06/17	Deutsche Bank AG	(0.04)%	Russell 2000® Index	630,274
25,383,650					3,623,151	—	(3,623,151)	—
See accompanying notes to the financial statements.

180 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$354,017	12/07/15	Goldman Sachs International	(0.44)%	iShares® Russell 2000 ETF	$249,229
9,317,612	02/08/16	Goldman Sachs International	0.06%	Russell 2000® Index	737,531
9,671,629					986,760	$(857,646)	$—	$129,114
5,957,568	11/06/17	Morgan Stanley & Co. International PLC	(0.06)%	Russell 2000® Index	169,377
6,919,652	11/07/16	Morgan Stanley & Co. International PLC	(0.31)%	iShares® Russell 2000 ETF	6,274,998
12,877,220					6,444,375	(6,444,375)	—	—
33,571,740	11/06/17	Societe Generale	0.19%	Russell 2000® Index	218,708	—	(218,708)	—
89,234,074	11/07/16	UBS AG	0.04%	Russell 2000® Index	5,583,101	(5,581,608)	(1,493)	—
$213,338,216					$38,497,600

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2015:

Consumer Discretionary	7.1%
Consumer Staples	1.8%
Energy	1.6%
Financials	13.8%
Health Care	8.5%
Industrials	6.6%
Information Technology	9.5%
Materials	2.0%
Telecommunication Services	0.5%
Utilities	1.9%
Other[1]	46.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 181

Shares		Value
	Common Stocks (a) — 82.6%
	Chemicals — 68.9%
15,625	Air Products & Chemicals, Inc.	$2,138,907
5,426	Airgas, Inc.	749,874
9,061	Albemarle Corp.	485,307
5,146	Ashland, Inc.	579,697
11,070	Axalta Coating Systems Ltd.*	321,251
5,672	Axiall Corp.	118,205
5,081	Cabot Corp.	221,227
12,383	Celanese Corp.	876,097
18,820	CF Industries Holdings, Inc.	868,355
14,615	Chemours Co. (The)	91,344
5,476	Chemtura Corp.*	168,223
5,771	Cytec Industries, Inc.	432,075
93,524	Dow Chemical Co. (The)	4,875,403
73,071	E.I. du Pont de Nemours & Co.	4,920,600
12,006	Eastman Chemical Co.	872,236
21,447	Ecolab, Inc.	2,555,625
10,790	FMC Corp.	463,646
4,079	H.B. Fuller Co.	162,385
16,452	Huntsman Corp.	205,979
6,508	International Flavors & Fragrances, Inc.	781,025
30,098	LyondellBasell Industries N.V., Class A	2,883,990
2,806	Minerals Technologies, Inc.	172,681
35,520	Monsanto Co.	3,380,083
27,228	Mosaic Co. (The)	861,494
843	NewMarket Corp.	348,285
13,325	Olin Corp.	290,085
11,239	Platform Specialty Products Corp.*	141,162
7,159	PolyOne Corp.	257,581
21,862	PPG Industries, Inc.	2,311,688
23,134	Praxair, Inc.	2,609,515
10,775	RPM International, Inc.	506,210
3,661	Scotts Miracle-Gro Co. (The), Class A	255,502
3,701	Sensient Technologies Corp.	247,375
3,196	Westlake Chemical Corp.	191,920
5,842	WR Grace & Co.*	573,801
		36,918,833
	Metals & Mining — 10.1%
105,775	Alcoa, Inc.	990,054
8,819	Allegheny Technologies, Inc.	111,737
4,001	Carpenter Technology Corp.	143,796
9,336	Commercial Metals Co.	138,079
2,721	Compass Minerals International, Inc.	228,945
91,814	Freeport-McMoRan, Inc.	751,038
42,724	Newmont Mining Corp.	786,549
25,810	Nucor Corp.	1,069,824
5,933	Reliance Steel & Aluminum Co.	348,920
5,264	Royal Gold, Inc.	189,241
Shares		Value
	Common Stocks (a) (continued)
19,548	Steel Dynamics, Inc.	$339,940
9,764	Stillwater Mining Co.*	91,391
11,811	United States Steel Corp.	95,315
3,800	Worthington Industries, Inc.	116,926
		5,401,755
	Oil, Gas & Consumable Fuels — 0.3%
18,494	CONSOL Energy, Inc.	145,735
	Paper & Forest Products — 3.3%
5,074	Domtar Corp.	208,490
33,735	International Paper Co.	1,411,135
6,918	KapStone Paper and Packaging Corp.	167,900
		1,787,525
	Total Common Stocks (Cost $51,393,772)	44,253,848
Principal Amount
	Repurchase Agreements (a)(b) — 17.6%
$9,422,203	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $9,422,231	9,422,203
	Total Repurchase Agreements (Cost $9,422,203)	9,422,203
	Total Investment Securities (Cost $60,815,975) — 100.2%	53,676,051
	Liabilities in excess of other assets — (0.2%)	(120,670)
	Net Assets — 100.0%	$53,555,381

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $18,643,530.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$716,312
Aggregate gross unrealized depreciation	(8,069,901)
Net unrealized depreciation	$(7,353,589)
Federal income tax cost of investments	$61,029,640

See accompanying notes to the financial statements.

182 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Basic Materials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$6,072,158	01/06/16	Bank of America, N.A.	0.49%	Dow Jones U.S. Basic MaterialsSM Index	$(613,398)
6,208,917	11/06/17	Bank of America, N.A.	0.03%	iShares® U.S. Basic Materials ETF	(21,872)
12,281,075					(635,270)	$—	$635,270	$—
20,481,136	11/07/16	Citibank, N.A.	0.46%	Dow Jones U.S. Basic MaterialsSM Index	(3,381,121)	2,107,351	1,273,770	—
8,495,313	01/06/16	Credit Suisse International	0.49%	Dow Jones U.S. Basic MaterialsSM Index	(29,711)	—	29,711	—
2,817,102	11/06/17	Deutsche Bank AG	(0.04)%	iShares® U.S. Basic Materials ETF	23,253
5,279,830	11/06/17	Deutsche Bank AG	0.46%	Dow Jones U.S. Basic MaterialsSM Index	70,437
8,096,932					93,690	—	(3)	93,687
297,309	12/07/15	Goldman Sachs International	0.66%	Dow Jones U.S. Basic MaterialsSM Index	(33,452)
1,251,104	12/07/15	Goldman Sachs International	0.19%	iShares® U.S. Basic Materials ETF	104,370
1,548,413					70,918	—	—	70,918
629,262	11/06/17	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Basic MaterialsSM Index	5,098
2,204,668	11/07/16	Morgan Stanley & Co. International PLC	0.04%	iShares® U.S. Basic Materials ETF	(104,358)
2,833,930					(99,260)	—	99,260	—
4,679,459	11/06/17	Societe Generale	0.59%	Dow Jones U.S. Basic MaterialsSM Index	48,163	—	(48,163)	—
4,494,083	11/07/16	UBS AG	0.49%	Dow Jones U.S. Basic MaterialsSM Index	(260,219)	144,576	115,643	—
$62,910,341					$(4,192,810)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA BASIC MATERIALS UYM :: 183

Shares		Value
	Common Stocks (a) — 61.7%
	Biotechnology — 49.0%
76,247	ACADIA Pharmaceuticals, Inc.*	$2,893,574
25,028	Acceleron Pharma, Inc.*	1,072,950
103,254	Achillion Pharmaceuticals, Inc.*	1,051,126
32,437	Acorda Therapeutics, Inc.*	1,238,769
21,667	Aegerion Pharmaceuticals, Inc.*	221,870
28,347	Agios Pharmaceuticals, Inc.*	1,830,933
21,866	Akebia Therapeutics, Inc.*	234,622
32,940	Alder Biopharmaceuticals, Inc.*	1,227,344
114,547	Alexion Pharmaceuticals, Inc.*	20,439,767
113,103	Alkermes PLC*	8,297,236
64,058	Alnylam Pharmaceuticals, Inc.*	6,665,876
25,799	AMAG Pharmaceuticals, Inc.*	686,769
259,900	Amgen, Inc.	41,869,890
89,800	Amicus Therapeutics, Inc.*	963,554
33,328	Anacor Pharmaceuticals, Inc.*	3,890,377
183,390	Arena Pharmaceuticals, Inc.*	438,302
143,005	ARIAD Pharmaceuticals, Inc.*	916,662
107,633	Array BioPharma, Inc.*	426,227
19,438	Avalanche Biotechnologies, Inc.*	203,710
55,446	BioCryst Pharmaceuticals, Inc.*	588,282
132,686	Biogen, Inc.*	38,062,305
121,957	BioMarin Pharmaceutical, Inc.*	11,631,039
27,454	Bluebird Bio, Inc.*	2,436,543
20,565	Cara Therapeutics, Inc.*	340,351
334,075	Celgene Corp.*	36,564,509
18,104	Celladon Corp.*	32,225
74,642	Celldex Therapeutics, Inc.*	1,344,302
33,366	ChemoCentryx, Inc.*	251,913
34,876	Chimerix, Inc.*	1,408,990
28,924	Clovis Oncology, Inc.*	909,660
16,595	Concert Pharmaceuticals, Inc.*	380,523
110,801	Dyax Corp.*	3,729,562
14,168	Enanta Pharmaceuticals, Inc.*	446,292
31,289	Epizyme, Inc.*	504,066
170,664	Exelixis, Inc.*	976,198
19,536	Five Prime Therapeutics, Inc.*	751,159
26,030	Foundation Medicine, Inc.*	442,770
24,590	Genomic Health, Inc.*	745,569
119,722	Geron Corp.*	610,582
375,441	Gilead Sciences, Inc.	39,781,728
60,313	Grifols S.A. (ADR)	2,095,877
96,730	Halozyme Therapeutics, Inc.*	1,721,794
65,835	ImmunoGen, Inc.*	893,381
71,637	Immunomedics, Inc.*	235,686
136,635	Incyte Corp.*	15,609,182
37,238	Infinity Pharmaceuticals, Inc.*	328,439
54,596	Inovio Pharmaceuticals, Inc.*	404,556
46,756	Insmed, Inc.*	762,590
54,394	Insys Therapeutics, Inc.*	1,732,993
18,322	Intercept Pharmaceuticals, Inc.*	3,234,016
Shares		Value
	Common Stocks (a) (continued)
95,901	Ironwood Pharmaceuticals, Inc.*	$1,169,992
90,818	Isis Pharmaceuticals, Inc.*	5,543,531
27,035	Karyopharm Therapeutics, Inc.*	505,555
33,109	Kite Pharma, Inc.*	2,727,188
78,441	Lexicon Pharmaceuticals, Inc.*	1,079,348
15,031	Ligand Pharmaceuticals, Inc.*	1,609,519
25,888	MacroGenics, Inc.*	895,207
313,446	MannKind Corp.*	626,892
123,694	Medivation, Inc.*	5,229,782
84,350	Merrimack Pharmaceuticals, Inc.*	793,734
52,097	Momenta Pharmaceuticals, Inc.*	930,452
51,937	Myriad Genetics, Inc.*	2,259,260
65,011	Neurocrine Biosciences, Inc.*	3,534,648
21,770	NewLink Genetics Corp.*	796,782
204,133	Novavax, Inc.*	1,747,378
22,759	OncoMed Pharmaceuticals, Inc.*	520,043
26,301	Ophthotech Corp.*	1,671,955
110,081	Orexigen Therapeutics, Inc.*	263,094
26,073	Osiris Therapeutics, Inc.	267,509
124,291	PDL BioPharma, Inc.	470,441
39,793	Portola Pharmaceuticals, Inc.*	1,974,131
52,755	Progenics Pharmaceuticals, Inc.*	354,514
23,756	Prothena Corp. PLC*	1,675,748
25,945	PTC Therapeutics, Inc.*	779,388
39,995	QLT, Inc.*	114,786
32,392	Radius Health, Inc.*	1,969,758
61,458	Raptor Pharmaceutical Corp.*	388,415
73,191	Regeneron Pharmaceuticals, Inc.*	39,852,500
39,306	Regulus Therapeutics, Inc.*	395,811
24,915	Repligen Corp.*	708,333
27,062	Retrophin, Inc.*	604,836
21,819	Sage Therapeutics, Inc.*	1,045,566
52,889	Sangamo BioSciences, Inc.*	437,921
31,428	Sarepta Therapeutics, Inc.*	1,155,293
105,523	Seattle Genetics, Inc.*	4,429,856
42,251	Sinovac Biotech Ltd.*	225,620
50,958	Spectrum Pharmaceuticals, Inc.*	305,748
85,144	Synergy Pharmaceuticals, Inc.*	534,704
103,294	Synta Pharmaceuticals Corp.*	44,200
29,284	Ultragenyx Pharmaceutical, Inc.*	2,879,203
34,477	United Therapeutics Corp.*	5,262,225
32,012	Vanda Pharmaceuticals, Inc.*	315,638
27,933	Verastem, Inc.*	63,408
22,221	Versartis, Inc.*	281,096
154,672	Vertex Pharmaceuticals, Inc.*	20,008,370
89,775	XOMA Corp.*	119,401
20,534	Zafgen, Inc.*	347,230
		382,442,649
	Health Care Equipment & Supplies — 0.1%
73,265	Cerus Corp.*	415,413

See accompanying notes to the financial statements.

184 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
	Life Sciences Tools & Services — 3.6%
60,428	Affymetrix, Inc.*	$572,253
26,840	Albany Molecular Research, Inc.*	534,653
28,138	Bio-Techne Corp.	2,566,467
38,201	Compugen Ltd.*	290,327
99,812	Illumina, Inc.*	18,355,427
32,589	Luminex Corp.*	701,315
56,755	Pacific Biosciences of California, Inc.*	580,604
176,273	QIAGEN N.V.*	4,660,658
89,697	Sequenom, Inc.*	159,661
		28,421,365
	Pharmaceuticals — 9.0%
33,594	AcelRx Pharmaceuticals, Inc.*	192,158
19,450	Aerie Pharmaceuticals, Inc.*	533,708
86,632	Akorn, Inc.*	2,884,846
33,622	Alimera Sciences, Inc.*	103,556
34,323	Amphastar Pharmaceuticals, Inc.*	526,858
8,669	ANI Pharmaceuticals, Inc.*	379,876
26,470	Aratana Therapeutics, Inc.*	155,114
33,218	Cempra, Inc.*	1,059,986
45,659	Depomed, Inc.*	887,611
157,658	Endo International PLC*	9,692,814
31,776	Endocyte, Inc.*	147,123
29,959	Flamel Technologies S.A. (ADR)*	430,511
11,352	GW Pharmaceuticals PLC (ADR)*	984,105
120,524	Horizon Pharma PLC*	2,594,882
54,739	Impax Laboratories, Inc.*	2,411,800
46,437	Jazz Pharmaceuticals PLC*	6,807,200
50,547	Medicines Co. (The)*	2,123,479
372,134	Mylan N.V.*	19,090,474
100,212	Nektar Therapeutics*	1,569,320
28,682	Omeros Corp.*	454,610
27,744	Pacira Pharmaceuticals, Inc.*	1,796,424
46,209	Pernix Therapeutics Holdings, Inc.*	138,627
24,782	POZEN, Inc.*	188,095
31,483	Relypsa, Inc.*	708,682
20,867	Revance Therapeutics, Inc.*	809,848
24,748	Sagent Pharmaceuticals, Inc.*	379,387
38,043	SciClone Pharmaceuticals, Inc.*	348,854
37,119	Shire PLC (ADR)	7,734,115
34,253	Sucampo Pharmaceuticals, Inc., Class A*	587,439
Shares		Value
	Common Stocks (a) (continued)
36,676	Supernus Pharmaceuticals, Inc.*	$592,684
27,572	Tetraphase Pharmaceuticals, Inc.*	295,848
28,615	Theravance Biopharma, Inc.*	537,104
88,673	Theravance, Inc.	820,225
78,750	VIVUS, Inc.*	98,437
47,753	XenoPort, Inc.*	288,428
19,013	ZS Pharma, Inc.*	1,710,409
		70,064,637
	Total Common Stocks (Cost $496,456,782)	481,344,064
Principal Amount
	Repurchase Agreements (a)(b) — 8.8%
$68,260,833	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $68,261,031	68,260,833
	Total Repurchase Agreements (Cost $68,260,833)	68,260,833
	Total Investment Securities (Cost $564,717,615) — 70.5%	549,604,897
	Other assets less liabilities — 29.5%	230,092,558
	Net Assets — 100.0%	$779,697,455

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $151,351,753.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,195,105
Aggregate gross unrealized depreciation	(39,263,442)
Net unrealized depreciation	$(16,068,337)
Federal income tax cost of investments	$565,673,234

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 185

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$64,251,174	11/07/16	Bank of America, N.A.	(0.19)%	iShares® Nasdaq Biotechnology ETF	$5,998,021
138,042,483	11/06/17	Bank of America, N.A.	0.34%	NASDAQ Biotechnology Index®	698,484
202,293,657					6,696,505	$(6,696,505)	$—	$—
				NASDAQ
36,336,102	02/08/16	Citibank, N.A.	0.31%	Biotechnology Index®	17,217,486	(17,207,823)	(9,663)	—
		Credit Suisse		NASDAQ
89,782,615	01/06/17	International	0.39%	Biotechnology Index®	77,049,112	—	(77,049,112)	—
16,441,633	11/06/17	Deutsche Bank AG	0.26%	NASDAQ Biotechnology Index®	182,634
73,071,382	01/06/16	Deutsche Bank AG	(0.34)%	iShares® Nasdaq Biotechnology ETF	38,334,945
89,513,015					38,517,579	—	(38,517,579)	—
		Goldman Sachs
4,831,331	01/06/17	International	0.66%	Biotechnology Index®	469,299	(366,958)	—	102,341
45,056,359	04/06/16	Morgan Stanley & Co. International PLC	0.29%	NASDAQ Biotechnology Index®	25,611,754
193,673,832	11/07/16	Morgan Stanley & Co. International PLC	(0.21)%	iShares® Nasdaq Biotechnology ETF	23,228,548
238,730,191					48,840,302	(48,840,302)	—	—
				NASDAQ
381,521,461	07/06/17	Societe Generale	0.09%	Biotechnology Index®	48,230,705	—	(48,230,705)	—
37,253,218	11/06/17	UBS AG	0.19%	NASDAQ Biotechnology Index®	120,375	(120,375)	—	—
$1,080,261,590					$237,141,363

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

186 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 74.1%
	Auto Components — 3.9%
637	Autoliv, Inc.	$80,154
1,637	BorgWarner, Inc.	69,884
382	Cooper Tire & Rubber Co.	16,040
1,160	Dana Holding Corp.	19,070
2,057	Delphi Automotive PLC	180,769
2,119	Gentex Corp.	35,462
1,949	Goodyear Tire & Rubber Co. (The)	67,981
4,732	Johnson Controls, Inc.	217,672
555	Lear Corp.	69,875
440	Tenneco, Inc.*	23,707
275	Visteon Corp.*	32,975
		813,589
	Automobiles — 4.9%
28,193	Ford Motor Co.	404,006
10,428	General Motors Co.	377,493
1,388	Harley-Davidson, Inc.	67,901
704	Tesla Motors, Inc.*	162,103
330	Thor Industries, Inc.	19,114
		1,030,617
	Beverages — 14.5%
202	Brown-Forman Corp., Class A	22,933
768	Brown-Forman Corp., Class B	78,751
28,323	Coca-Cola Co. (The)	1,207,126
1,525	Coca-Cola Enterprises, Inc.	76,708
1,244	Constellation Brands, Inc., Class A	174,483
1,381	Dr. Pepper Snapple Group, Inc.	123,945
1,143	Molson Coors Brewing Co., Class B	105,190
1,100	Monster Beverage Corp.*	170,071
10,628	PepsiCo, Inc.	1,064,500
		3,023,707
	Commercial Services & Supplies — 0.1%
433	Herman Miller, Inc.	13,730
321	HNI Corp.	14,208
		27,938
	Distributors — 0.9%
1,097	Genuine Parts Co.	99,421
2,206	LKQ Corp.*	65,055
311	Pool Corp.	25,514
		189,990
	Diversified Financial Services — 0.2%
2,440	Leucadia National Corp.	43,139
Shares		Value
	Common Stocks (a) (continued)
	Food Products — 12.3%
4,405	Archer-Daniels-Midland Co.	$160,738
419	B&G Foods, Inc.	15,830
1,041	Bunge Ltd.	69,341
1,303	Campbell Soup Co.	68,069
3,123	ConAgra Foods, Inc.	127,824
1,195	Darling Ingredients, Inc.*	13,085
683	Dean Foods Co.	12,813
1,338	Flowers Foods, Inc.	31,470
4,332	General Mills, Inc.	250,216
742	Hain Celestial Group, Inc. (The)*	31,683
1,057	Hershey Co. (The)	91,230
975	Hormel Foods Corp.	73,047
516	Ingredion, Inc.	50,862
866	J.M. Smucker Co. (The)	104,951
1,842	Kellogg Co.	126,674
869	Keurig Green Mountain, Inc.	45,536
4,299	Kraft Heinz Co. (The)	316,793
141	Lancaster Colony Corp.	16,393
839	McCormick & Co., Inc. (Non-Voting)	72,087
1,467	Mead Johnson Nutrition Co.	118,226
11,657	Mondelez International, Inc., Class A	508,945
793	Pinnacle Foods, Inc.	34,527
439	Post Holdings, Inc.*	30,519
312	TreeHouse Foods, Inc.*	26,976
2,202	Tyson Foods, Inc., Class A	110,100
1,272	WhiteWave Foods Co. (The)*	51,681
		2,559,616
	Household Durables — 3.7%
3	CalAtlantic Group, Inc.*	116
2,362	D.R. Horton, Inc.	76,316
541	GoPro, Inc., Class A*	11,036
515	Harman International Industries, Inc.	53,127
1,435	Jarden Corp.*	66,986
990	Leggett & Platt, Inc.	46,134
1,258	Lennar Corp., Class A	64,422
72	Lennar Corp., Class B	2,995
460	Mohawk Industries, Inc.*	87,731
1,937	Newell Rubbermaid, Inc.	86,507
28	NVR, Inc.*	47,110
2,323	PulteGroup, Inc.	45,252
448	Tempur Sealy International, Inc.*	35,616
1,173	Toll Brothers, Inc.*	43,612
361	Tupperware Brands Corp.	20,494
567	Whirlpool Corp.	92,149
		779,603

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 187

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 11.7%
947	Church & Dwight Co., Inc.	$81,224
931	Clorox Co. (The)	115,724
6,512	Colgate-Palmolive Co.	427,708
450	Energizer Holdings, Inc.	15,219
2,635	Kimberly-Clark Corp.	313,960
19,624	Procter & Gamble Co. (The)	1,468,660
198	Spectrum Brands Holdings, Inc.	18,753
		2,441,248
	Leisure Products — 1.1%
665	Brunswick Corp.	34,999
813	Hasbro, Inc.	59,422
2,450	Mattel, Inc.	60,907
445	Polaris Industries, Inc.	46,916
457	Vista Outdoor, Inc.*	20,131
		222,375
	Machinery — 1.4%
415	Middleby Corp. (The)*	45,667
421	Snap-on, Inc.	72,479
1,109	Stanley Black & Decker, Inc.	121,059
390	WABCO Holdings, Inc.*	41,917
		281,122
	Personal Products — 1.1%
3,149	Avon Products, Inc.	10,864
450	Edgewell Personal Care Co.	36,225
1,634	Estee Lauder Cos., Inc. (The), Class A	137,452
468	Herbalife Ltd.*	27,018
429	Nu Skin Enterprises, Inc., Class A	14,959
		226,518
	Software — 1.5%
3,639	Activision Blizzard, Inc.	137,045
2,255	Electronic Arts, Inc.*	152,866
618	Take-Two Interactive Software, Inc.*	21,859
		311,770
	Textiles, Apparel & Luxury Goods — 6.8%
378	Carter's, Inc.	32,595
2,001	Coach, Inc.	63,572
236	Deckers Outdoor Corp.*	11,550
300	Fossil Group, Inc.*	11,541
288	G-III Apparel Group Ltd.*	13,211
2,912	Hanesbrands, Inc.	89,311
924	Kate Spade & Co.*	18,517
809	lululemon athletica, Inc.*	38,686
1,399	Michael Kors Holdings Ltd.*	60,185
Shares		Value
	Common Stocks (a) (continued)
4,904	NIKE, Inc., Class B	$648,701
597	PVH Corp.	54,500
432	Ralph Lauren Corp.	53,659
926	Skechers U.S.A., Inc., Class A*	27,965
411	Steven Madden Ltd.*	13,111
1,302	Under Armour, Inc., Class A*	112,258
2,463	VF Corp.	159,356
746	Wolverine World Wide, Inc.	13,570
		1,422,288
	Tobacco — 10.0%
14,185	Altria Group, Inc.	817,056
11,208	Philip Morris International, Inc.	979,467
5,997	Reynolds American, Inc.	277,361
		2,073,884
	Total Common Stocks (Cost $15,870,817)	15,447,404
Principal Amount
	Repurchase Agreements (a)(b) — 11.8%
$2,454,581	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,454,589	2,454,581
	Total Repurchase Agreements (Cost $2,454,581)	2,454,581
	Total Investment Securities (Cost $18,325,398) — 85.9%	17,901,985
	Other assets less liabilities — 14.1%	2,947,626
	Net Assets — 100.0%	$20,849,611

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $4,168,179.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$389,906
Aggregate gross unrealized depreciation	(940,744)
Net unrealized depreciation	$(550,838)
Federal income tax cost of investments	$18,452,823

See accompanying notes to the financial statements.

188 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Goods had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$4,046,221	03/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Consumer Goods ETF	$363,492
4,765,459	11/06/17	Bank of America, N.A.	0.54%	Dow Jones U.S. Consumer GoodsSM Index	(4,607)
8,811,680					358,885	$(299,863)	$—	$59,022
664,216	02/08/16	Citibank, N.A.	0.46%	Dow Jones U.S. Consumer GoodsSM Index	486,317	(341,326)	—	144,991
712,856	11/07/16	Credit Suisse International	0.49%	Dow Jones U.S. Consumer GoodsSM Index	147,498	—	(147,498)	—
5,223,313	11/06/17	Deutsche Bank AG	0.26%	Dow Jones U.S. Consumer GoodsSM Index	14,699	—	—	14,699
1,431,164	02/08/16	Goldman Sachs International	0.66%	Dow Jones U.S. Consumer GoodsSM Index	(19,080)	—	19,080	—
1,864,778	01/06/16	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. Consumer GoodsSM Index	1,110,940
2,288,624	01/06/17	Morgan Stanley & Co. International PLC	(0.36)%	iShares® U.S. Consumer Goods ETF	226,542
4,153,402					1,337,482	(1,337,482)	—	—
1,740,335	11/06/17	Societe Generale	0.59%	Dow Jones U.S. Consumer GoodsSM Index	(14,431)	9,334	5,097	—
3,559,206	01/06/17	UBS AG	0.54%	Dow Jones U.S. Consumer GoodsSM Index	537,267	(307,734)	—	229,533
$26,296,172					$2,848,637

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 189

Shares		Value
	Common Stocks (a) — 73.0%
	Airlines — 3.3%
927	Alaska Air Group, Inc.	$73,910
96	Allegiant Travel Co.	16,812
4,588	American Airlines Group, Inc.	189,301
5,790	Delta Air Lines, Inc.	269,003
2,292	JetBlue Airways Corp.*	56,704
4,800	Southwest Airlines Co.	220,224
531	Spirit Airlines, Inc.*	19,525
2,750	United Continental Holdings, Inc.*	153,258
		998,737
	Commercial Services & Supplies — 0.3%
797	Copart, Inc.*	31,457
1,032	KAR Auction Services, Inc.	39,144
684	Rollins, Inc.	18,571
		89,172
	Diversified Consumer Services — 0.7%
734	Apollo Education Group, Inc.*	5,182
416	DeVry Education Group, Inc.	9,880
33	Graham Holdings Co., Class B	17,861
343	Grand Canyon Education, Inc.*	13,590
1,716	H&R Block, Inc.	62,960
829	Houghton Mifflin Harcourt Co.*	16,381
1,459	Service Corp. International	40,633
984	ServiceMaster Global Holdings, Inc.*	36,880
450	Sotheby's	12,740
		216,107
	Electronic Equipment, Instruments & Components — 0.0% ‡
359	Dolby Laboratories, Inc., Class A	12,414
	Food & Staples Retailing — 10.4%
284	Casey's General Stores, Inc.	33,021
3,199	Costco Wholesale Corp.	516,382
8,113	CVS Health Corp.	763,352
7,071	Kroger Co. (The)	266,294
7,388	Rite Aid Corp.*	58,217
1,051	Sprouts Farmers Market, Inc.*	25,361
3,822	Sysco Corp.	157,084
365	United Natural Foods, Inc.*	16,027
6,361	Walgreens Boots Alliance, Inc.	534,515
11,487	Wal-Mart Stores, Inc.	675,895
2,605	Whole Foods Market, Inc.	75,936
		3,122,084
	Health Care Providers & Services — 2.4%
1,495	AmerisourceBergen Corp.	147,467
2,383	Cardinal Health, Inc.	206,963
Shares		Value
	Common Stocks (a) (continued)
123	Chemed Corp.	$19,002
1,692	McKesson Corp.	320,380
591	VCA, Inc.*	32,523
		726,335
	Hotels, Restaurants & Leisure — 10.6%
1,630	Aramark	53,171
893	Bloomin' Brands, Inc.	15,458
438	Brinker International, Inc.	19,981
138	Buffalo Wild Wings, Inc.*	22,113
3,369	Carnival Corp.	170,236
329	Cheesecake Factory, Inc. (The)	15,506
227	Chipotle Mexican Grill, Inc.*	131,558
260	Choice Hotels International, Inc.	13,281
174	Cracker Barrel Old Country Store, Inc.	21,910
830	Darden Restaurants, Inc.	46,621
400	Domino's Pizza, Inc.	42,988
693	Dunkin' Brands Group, Inc.	29,397
3,810	Hilton Worldwide Holdings, Inc.	88,468
250	Hyatt Hotels Corp., Class A*	12,322
109	J Alexander's Holdings, Inc.*	1,160
266	Jack in the Box, Inc.	19,721
2,674	Las Vegas Sands Corp.	117,816
1,452	Marriott International, Inc., Class A	102,961
199	Marriott Vacations Worldwide Corp.	12,105
6,856	McDonald's Corp.	782,681
3,443	MGM Resorts International*	78,294
1,154	Norwegian Cruise Line Holdings Ltd.*	66,286
178	Panera Bread Co., Class A*	32,360
1,249	Royal Caribbean Cruises Ltd.	115,670
642	Six Flags Entertainment Corp.	33,320
10,804	Starbucks Corp.	663,258
1,240	Starwood Hotels & Resorts Worldwide, Inc.	89,082
265	Vail Resorts, Inc.	31,959
1,586	Wendy's Co. (The)	16,669
860	Wyndham Worldwide Corp.	65,291
591	Wynn Resorts Ltd.	37,097
3,139	Yum! Brands, Inc.	227,609
		3,176,349
	Internet & Catalog Retail — 10.1%
2,792	Amazon.com, Inc.*	1,856,121
728	Expedia, Inc.	89,624
3,534	Groupon, Inc.*	10,213
235	HSN, Inc.	11,727
3,380	Liberty Interactive Corp. QVC Group, Class A*	89,502
492	Liberty TripAdvisor Holdings, Inc., Class A*	14,731

See accompanying notes to the financial statements.

190 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
980	Liberty Ventures*	$42,150
3,101	Netflix, Inc.*	382,446
369	Priceline Group, Inc. (The)*	460,826
264	Shutterfly, Inc.*	12,118
822	TripAdvisor, Inc.*	67,708
		3,037,166
	Internet Software & Services — 0.0% ‡
402	Yelp, Inc.*	12,112
	IT Services — 0.1%
567	Acxiom Corp.*	12,984
	Media — 17.6%
443	AMC Networks, Inc., Class A*	36,020
32	Cable One, Inc.	14,280
1,618	Cablevision Systems Corp., Class A	49,349
3,235	CBS Corp. (Non-Voting), Class B	163,303
55	CBS Corp., Class A	3,028
554	Charter Communications, Inc., Class A*	103,798
768	Cinemark Holdings, Inc.	26,650
17,922	Comcast Corp., Class A	1,091,188
1,087	Discovery Communications, Inc., Class A*	33,849
1,877	Discovery Communications, Inc., Class C*	55,522
1,633	DISH Network Corp., Class A*	102,405
517	DreamWorks Animation SKG, Inc., Class A*	12,739
837	Gannett Co., Inc.	14,296
2,987	Interpublic Group of Cos., Inc. (The)	68,701
359	John Wiley & Sons, Inc., Class A	18,521
181	Liberty Broadband Corp., Class A*	9,595
478	Liberty Broadband Corp., Class C*	25,243
4,508	Liberty Global PLC*	184,828
92	Liberty Global PLC LiLAC, Class A*	3,455
211	Liberty Global PLC LiLAC, Class C*	8,275
1,835	Liberty Global PLC, Class A*	77,822
723	Liberty Media Corp., Class A*	29,289
1,434	Liberty Media Corp., Class C*	56,069
702	Lions Gate Entertainment Corp.	23,826
1,061	Live Nation Entertainment, Inc.*	26,939
153	Madison Square Garden Co. (The), Class A*	24,856
274	Meredith Corp.	12,782
453	MSG Networks, Inc., Class A*	8,960
922	New York Times Co. (The), Class A	12,982
2,773	News Corp., Class A	39,793
785	News Corp., Class B	11,351
1,768	Omnicom Group, Inc.	130,691
493	Regal Entertainment Group, Class A	9,244
Shares		Value
	Common Stocks (a) (continued)
686	Scripps Networks Interactive, Inc., Class A	$38,965
506	Sinclair Broadcast Group, Inc., Class A	17,761
16,274	Sirius XM Holdings, Inc.*	66,886
604	Starz, Class A*	21,309
1,649	TEGNA, Inc.	46,584
2,060	Time Warner Cable, Inc.	380,626
5,937	Time Warner, Inc.	415,471
799	Time, Inc.	13,295
588	Tribune Media Co., Class A	22,938
8,887	Twenty-First Century Fox, Inc., Class A	262,255
3,139	Twenty-First Century Fox, Inc., Class B	94,013
77	Viacom, Inc., Class A	3,989
2,529	Viacom, Inc., Class B	125,919
11,303	Walt Disney Co. (The)	1,282,551
		5,282,211
	Multiline Retail — 3.0%
378	Big Lots, Inc.	17,006
551	Burlington Stores, Inc.*	26,509
180	Dillard's, Inc., Class A	13,500
2,145	Dollar General Corp.	140,305
1,709	Dollar Tree, Inc.*	128,961
2,224	J.C. Penney Co., Inc.*	17,725
1,440	Kohl's Corp.	67,867
2,289	Macy's, Inc.	89,454
1,014	Nordstrom, Inc.	57,098
4,574	Target Corp.	331,615
		890,040
	Professional Services — 0.7%
263	Dun & Bradstreet Corp. (The)	28,349
498	IHS, Inc., Class A*	61,408
2,670	Nielsen Holdings PLC	124,636
		214,393
	Real Estate Investment Trusts — 0.0% ‡
3	Four Corners Property Trust, Inc.*	53
	Road & Rail — 0.3%
753	Avis Budget Group, Inc.*	28,155
2,940	Hertz Global Holdings, Inc.*	46,628
		74,783
	Specialty Retail — 13.5%
470	Aaron's, Inc.	11,407
506	Abercrombie & Fitch Co., Class A	12,938
533	Advance Auto Parts, Inc.	86,735
1,309	American Eagle Outfitters, Inc.	20,381
194	Asbury Automotive Group, Inc.*	14,569

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 191

Shares		Value
	Common Stocks (a) (continued)
1,247	Ascena Retail Group, Inc.*	$14,129
570	AutoNation, Inc.*	36,434
225	AutoZone, Inc.*	176,348
1,235	Bed Bath & Beyond, Inc.*	67,332
2,234	Best Buy Co., Inc.	70,997
363	Cabela's, Inc.*	17,014
1,514	CarMax, Inc.*	86,752
1,014	Chico's FAS, Inc.	12,168
550	CST Brands, Inc.	20,482
682	Dick's Sporting Goods, Inc.	26,619
524	DSW, Inc., Class A	12,031
1,014	Foot Locker, Inc.	65,910
777	GameStop Corp., Class A	27,218
1,732	Gap, Inc. (The)	46,296
175	Genesco, Inc.*	9,478
619	GNC Holdings, Inc., Class A	18,452
167	Group 1 Automotive, Inc.	13,564
474	Guess?, Inc.	9,333
9,347	Home Depot, Inc. (The)	1,251,376
1,870	L Brands, Inc.	178,417
173	Lithia Motors, Inc., Class A	21,494
6,735	Lowe's Cos., Inc.	515,901
352	Men's Wearhouse, Inc. (The)	7,037
293	Murphy USA, Inc.*	17,451
3,591	Office Depot, Inc.*	23,665
724	O'Reilly Automotive, Inc.*	191,042
270	Restoration Hardware Holdings, Inc.*	24,265
3,012	Ross Stores, Inc.	156,654
1,145	Sally Beauty Holdings, Inc.*	29,610
579	Signet Jewelers Ltd.	76,075
4,685	Staples, Inc.	56,548
817	Tiffany & Co.	65,099
4,909	TJX Cos., Inc. (The)	346,575
989	Tractor Supply Co.	88,367
468	Ulta Salon Cosmetics & Fragrance, Inc.*	78,156
690	Urban Outfitters, Inc.*	15,456
613	Williams-Sonoma, Inc.	38,821
		4,058,596
	Total Common Stocks (Cost $22,034,195)	21,923,536
Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.5%
$2,544,301	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,544,309	$2,544,301
	Total Repurchase Agreements (Cost $2,544,301)	2,544,301
	Total Investment Securities (Cost $24,578,496) — 81.5%	24,467,837
	Other assets less liabilities — 18.5%	5,572,328
	Net Assets — 100.0%	$30,040,165

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $8,032,342.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,228,156
Aggregate gross unrealized depreciation	(1,586,239)
Net unrealized depreciation	$(358,083)
Federal income tax cost of investments	$24,825,920

See accompanying notes to the financial statements.

192 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Services had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$5,929,155	01/06/17	Bank of America, N.A.	0.54%	Dow Jones U.S. Consumer ServicesSM Index	$187,351
8,064,755	03/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Consumer Services ETF	666,858
13,993,910					854,209	$(854,209)	$—	$—
4,751,197	04/06/16	Citibank, N.A.	0.46%	Dow Jones U.S. Consumer ServicesSM Index	1,111,353	(980,168)	—	131,185
1,499,077	04/06/16	Credit Suisse International	0.49%	Dow Jones U.S. Consumer ServicesSM Index	617,249	—	(570,712)	46,537
660,614	11/06/17	Deutsche Bank AG	(0.04)%	iShares® U.S. Consumer Services ETF	(10,038)
4,694,905	01/06/16	Deutsche Bank AG	0.36%	Dow Jones U.S. Consumer ServicesSM Index	1,056,541
5,355,519					1,046,503	—	(950,000)	96,503
579,229	12/07/15	Goldman Sachs International	0.19%	iShares® U.S. Consumer Services ETF	290,746
1,933,437	02/08/16	Goldman Sachs International	0.66%	Dow Jones U.S. Consumer ServicesSM Index	972,330
2,512,666					1,263,076	(1,106,481)	—	156,595
802,895	11/07/16	Morgan Stanley & Co. International PLC	(0.36)%	iShares® U.S. Consumer Services ETF	512,760
6,876,067	11/06/17	Morgan Stanley & Co. International PLC	0.09%	Dow Jones U.S. Consumer ServicesSM Index	(102,287)
7,678,962					410,473	(410,473)	—	—
1,289,657	11/06/17	Societe Generale	0.59%	Dow Jones U.S. Consumer ServicesSM Index	(19,084)	18,331	753	—
1,112,142	12/07/15	UBS AG	0.54%	Dow Jones U.S. Consumer ServicesSM Index	353,171	(280,313)	—	72,858
$38,193,130					$5,636,950

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 193

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 81.6%
51,422	ACE Ltd. (Insurance)	0.7%	$5,905,817
68,396	Aflac, Inc. (Insurance)	0.6%	4,462,155
63,584	Allstate Corp. (The) (Insurance)	0.5%	3,990,532
135,158	American Express Co. (Consumer Finance)	1.2%	9,682,719
205,476	American International Group, Inc. (Insurance)	1.6%	13,064,164
67,219	American Tower Corp. (Real Estate Investment Trusts)	0.8%	6,680,224
28,302	Ameriprise Financial, Inc. (Capital Markets)	0.4%	3,196,711
44,472	Aon PLC (Insurance)	0.5%	4,213,277
21,106	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.5%	3,836,860
1,662,461	Bank of America Corp. (Banks)	3.6%	28,976,695
175,721	Bank of New York Mellon Corp. (The) (Capital Markets)	1.0%	7,703,609
123,806	BB&T Corp. (Banks)	0.6%	4,781,388
297,506	Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.0%	39,892,579
20,345	BlackRock, Inc. (Capital Markets)	0.9%	7,399,884
24,388	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	3,048,256
86,141	Capital One Financial Corp. (Consumer Finance)	0.8%	6,762,930
190,125	Charles Schwab Corp. (The) (Capital Markets)	0.8%	6,409,114
36,045	Chubb Corp. (The) (Insurance)	0.6%	4,704,954
477,979	Citigroup, Inc. (Banks)	3.2%	25,853,884
53,637	CME Group, Inc. (Diversified Financial Services)	0.7%	5,237,653
53,003	Crown Castle International Corp. (Real Estate Investment Trusts)	0.6%	4,553,488
69,129	Discover Financial Services (Consumer Finance)	0.5%	3,923,762
57,818	Equity Residential (Real Estate Investment Trusts)	0.6%	4,615,033
63,930	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.5%	12,147,979
65,880	Hartford Financial Services Group, Inc. (The) (Insurance)	0.4%	3,006,763
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
17,546	Intercontinental Exchange, Inc. (Diversified Financial Services)	0.6%	$4,559,152
587,273	JPMorgan Chase & Co. (Banks)	4.9%	39,159,364
25,399	M&T Bank Corp. (Banks)	0.4%	3,183,257
84,166	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	4,654,380
158,487	MasterCard, Inc., Class A (IT Services)	1.9%	15,519,047
43,274	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.5%	4,174,643
177,367	MetLife, Inc. (Insurance)	1.1%	9,061,680
27,674	Moody's Corp. (Diversified Financial Services)	0.4%	2,853,743
241,962	Morgan Stanley (Capital Markets)	1.0%	8,299,297
81,562	PNC Financial Services Group, Inc. (The) (Banks)	1.0%	7,789,987
93,049	Progressive Corp. (The) (Insurance)	0.4%	2,867,770
83,234	Prologis, Inc. (Real Estate Investment Trusts)	0.4%	3,558,253
71,621	Prudential Financial, Inc. (Insurance)	0.8%	6,198,798
23,348	Public Storage (Real Estate Investment Trusts)	0.7%	5,604,921
49,136	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.1%	9,151,089
64,811	State Street Corp. (Capital Markets)	0.6%	4,703,982
82,268	SunTrust Banks, Inc. (Banks)	0.4%	3,572,077
132,406	Synchrony Financial* (Consumer Finance)	0.5%	4,214,483
40,688	T. Rowe Price Group, Inc. (Capital Markets)	0.4%	3,098,391
49,421	Travelers Cos., Inc. (The) (Insurance)	0.7%	5,662,164
262,877	U.S. Bancorp (Banks)	1.4%	11,537,671
309,891	Visa, Inc., Class A (IT Services)	3.1%	24,484,488
741,836	Wells Fargo & Co. (Banks)	5.1%	40,875,165
55,881	Welltower, Inc. (Real Estate Investment Trusts)	0.4%	3,531,120
6,533,931	Other Common Stocks	25.2%	200,433,514
	Total Common Stocks (Cost $567,116,620)		652,798,866

See accompanying notes to the financial statements.

194 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Master Limited Partnerships (a) — 0.1%
	Capital Markets — 0.1%
20,608	Lazard Ltd., Class A	$957,654
	Total Master Limited Partnerships (Cost $1,177,196)	957,654
Principal Amount
	U.S. Government & Agency Security (a) — 6.2%
	U.S. Treasury Bills
$25,000,000	0.00%, due 03/31/16	24,982,775
20,000,000	0.00%, due 01/28/16	19,997,422
5,000,000	0.00%, due 02/18/16	4,998,380
	Total U.S. Government & Agency Securities (Cost 49,977,309)	49,978,577
	Repurchase Agreements (a)(b) — 4.9%
38,858,710	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $38,858,823	38,858,710
	Total Repurchase Agreements (Cost $38,858,710)	38,858,710
	Total Investment Securities (Cost $657,129,835) — 92.8%	742,593,807
	Other assets less liabilities — 7.2%	57,823,119
	Net Assets — 100.0%	$800,416,926

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $146,884,426.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,545,546
Aggregate gross unrealized depreciation	(23,947,748)
Net unrealized appreciation	$84,597,798
Federal income tax cost of investments	$657,996,009

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 195

Swap Agreements1

Ultra Financials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$63,304,880	11/06/17	Bank of America, N.A.	0.64%	Dow Jones U.S. FinancialsSM Index	$(358,583)
142,799,591	11/07/16	Bank of America, N.A.	0.13%	iShares® U.S. Financials ETF	8,087,613
206,104,471					7,729,030	$(7,729,030)	$—	$—
46,182,513	04/06/16	Citibank, N.A.	0.86%	Dow Jones U.S. FinancialsSM Index	21,080,924	(21,046,378)	(34,546)	—
31,723,058	02/08/16	Credit Suisse International	0.64%	Dow Jones U.S. FinancialsSM Index	4,953,018	—	(4,953,018)	—
162,736,863	11/07/16	Deutsche Bank AG	0.31%	Dow Jones U.S. FinancialsSM Index	8,068,226	—	(8,068,226)	—
27,973,887	02/08/16	Goldman Sachs International	0.66%	Dow Jones U.S. FinancialsSM Index	1,794,618	(1,794,618)	—	—
41,138,404	01/06/17	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Financials ETF	2,064,074
44,738,213	11/06/17	Morgan Stanley & Co. International PLC	0.59%	Dow Jones U.S. FinancialsSM Index	(283,815)
85,876,617					1,780,259	(1,780,259)	—	—
166,171,649	11/06/17	Societe Generale	0.69%	Dow Jones U.S. FinancialsSM Index	177,532	—	(177,532)	—
221,636,994	11/07/16	UBS AG	0.44%	Dow Jones U.S. FinancialsSM Index	12,776,317	(12,776,317)	—	—
$948,406,052					$58,359,924

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

196 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Financials invested, as a percentage of net assets, in the following industries as of November 30, 2015:

Banks	25.3%
Capital Markets	9.2%
Consumer Finance	3.5%
Diversified Financial Services	7.9%
Insurance	13.4%
IT Services	5.2%
Real Estate Investment Trusts	16.1%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.4%
Other[1]	18.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 197

Shares		Value
	Investment Company — 57.8%
	Mutual Funds — 57.8%
89,180	Market Vectors Gold Miners ETF	$1,227,118
	Total Investment Company (Cost $1,190,050)	1,227,118
Principal Amount
	Repurchase Agreements (a) — 31.3%
$664,858	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $664,859	664,858
	Total Repurchase Agreements (Cost $664,858)	664,858
	Total Investment Securities (Cost $1,854,908) — 89.1%	1,891,976
	Other assets less liabilities — 10.9%	231,559
	Net Assets — 100.0%	$2,123,535

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,068
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$37,068
Federal income tax cost of investments	$1,854,908

Swap Agreements1,5

Ultra Gold Miners had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$492,383	11/07/16	Bank of America, N.A.	0.69%	Market Vectors Gold Miners ETF	$(339,872)	$—	$339,872	$—
519,322	11/07/16	Deutsche Bank AG	0.61%	Market Vectors Gold Miners ETF	(250,413)	—	250,000	(413)
48,213	11/07/16	Goldman Sachs International	0.71%	NYSE Arca Gold Miners Index	(1,857)	—	—	(1,857)
220,577	11/07/16	Morgan Stanley & Co. International PLC	1.09%	Market Vectors Gold Miners ETF	(55,642)	—	—	(55,642)
51,497	11/07/16	Societe Generale	0.69%		1,430	—	—	1,430
1,687,944	11/07/16	UBS AG	0.64%	Market Vectors Gold Miners ETF	21,979	—	—	21,979
$3,019,936					$(624,375)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

198 :: GDXX ULTRA GOLD MINERS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Investment Company — 65.0%
	Mutual Funds — 65.0%
85,968	Market Vectors Junior Gold Miners ETF	$1,627,374
	Total Investment Company (Cost $1,637,647)	1,627,374
Principal Amount
	Repurchase Agreements (a) — 26.7%
$667,239	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $667,240	667,239
	Total Repurchase Agreements (Cost $667,239)	667,239
	Total Investment Securities (Cost $2,304,886) — 91.7%	2,294,613
	Other assets less liabilities — 8.3%	207,583
	Net Assets — 100.0%	$2,502,196

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10,273)
Net unrealized depreciation	$(10,273)
Federal income tax cost of investments	$2,304,886

Swap Agreements1,5

Ultra Junior Miners had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$238,705	11/07/16	Bank of America, N.A.	0.69%	Market Vectors Junior Gold Miners ETF	$(163,733)	$—	$163,733	$—
696,664	01/06/17	Deutsche Bank AG	0.66%	Market Vectors Junior Gold Miners ETF	(243,840)	—	50,000	(193,840)
44,710	01/06/17	Goldman Sachs International	0.51%	Market Vectors Junior Gold Miners ETF	(5,341)	—	—	(5,341)
729,607	11/07/16	Morgan Stanley & Co. International PLC	1.09%	Market Vectors Junior Gold Miners ETF	(265,591)	—	265,591	—
48,143	11/07/16	Societe Generale	0.69%	Market Vectors Junior Gold Miners ETF	(1,923)	—	—	(1,923)
1,615,737	11/07/16	UBS AG	0.64%	Market Vectors Junior Gold Miners ETF	35,200	—	—	35,200
$3,373,566					$(645,228)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA JUNIOR MINERS GDJJ :: 199

Shares		Value
	Common Stocks (a) — 67.3%
	Biotechnology — 16.3%
2,727	ACADIA Pharmaceuticals, Inc.*	$103,490
895	Agios Pharmaceuticals, Inc.*	57,808
7,750	Alexion Pharmaceuticals, Inc.*	1,382,910
5,120	Alkermes PLC*	375,603
2,513	Alnylam Pharmaceuticals, Inc.*	261,503
25,984	Amgen, Inc.	4,186,022
1,499	Anacor Pharmaceuticals, Inc.*	174,978
18,559	Baxalta, Inc.	638,058
7,639	Biogen, Inc.*	2,191,324
5,520	BioMarin Pharmaceutical, Inc.*	526,442
1,243	Bluebird Bio, Inc.*	110,316
27,091	Celgene Corp.*	2,965,110
2,460	Cepheid, Inc.*	88,412
1,134	Clovis Oncology, Inc.*	35,664
5,015	Dyax Corp.*	168,805
50,293	Gilead Sciences, Inc.	5,329,046
3,750	Halozyme Therapeutics, Inc.*	66,750
5,628	Incyte Corp.*	642,943
586	Intercept Pharmaceuticals, Inc.*	103,435
1,689	Intrexon Corp.*	61,328
4,111	Isis Pharmaceuticals, Inc.*	250,935
2,412	Juno Therapeutics, Inc.*	136,013
1,299	Kite Pharma, Inc.*	106,999
9,123	MannKind Corp.*	18,246
5,393	Medivation, Inc.*	228,016
2,380	Myriad Genetics, Inc.*	103,530
2,707	Neurocrine Biosciences, Inc.*	147,180
9,185	Novavax, Inc.*	78,624
10,919	OPKO Health, Inc.*	119,454
1,801	Portola Pharmaceuticals, Inc.*	89,348
749	Puma Biotechnology, Inc.*	56,400
1,158	Radius Health, Inc.*	70,418
2,650	Regeneron Pharmaceuticals, Inc.*	1,442,925
3,615	Seattle Genetics, Inc.*	151,758
1,188	Ultragenyx Pharmaceutical, Inc.*	116,804
1,561	United Therapeutics Corp.*	238,255
8,384	Vertex Pharmaceuticals, Inc.*	1,084,554
		23,909,406
	Commercial Services & Supplies — 0.1%
2,464	Healthcare Services Group, Inc.	91,020
	Health Care Equipment & Supplies — 10.9%
51,075	Abbott Laboratories	2,294,289
1,326	Abiomed, Inc.*	108,162
2,938	Alere, Inc.*	121,251
2,497	Align Technology, Inc.*	166,650
18,695	Baxter International, Inc.	703,867
Shares		Value
	Common Stocks (a) (continued)
7,205	Becton, Dickinson and Co.	$1,082,551
46,055	Boston Scientific Corp.*	841,885
2,543	C.R. Bard, Inc.	475,083
1,665	Cooper Cos., Inc. (The)	243,506
4,791	DENTSPLY International, Inc.	290,622
2,744	DexCom, Inc.*	233,295
3,684	Edwards Lifesciences Corp.*	600,492
1,744	Haemonetics Corp.*	56,227
1,597	Halyard Health, Inc.*	51,088
1,933	Hill-Rom Holdings, Inc.	98,409
8,402	Hologic, Inc.*	339,021
3,153	IDEXX Laboratories, Inc.*	223,295
1,269	Intuitive Surgical, Inc.*	659,905
48,462	Medtronic PLC	3,651,127
1,677	NuVasive, Inc.*	87,439
4,815	ResMed, Inc.	286,830
1,914	Sirona Dental Systems, Inc.*	207,631
9,655	St. Jude Medical, Inc.	609,230
2,911	STERIS PLC	222,342
10,839	Stryker Corp.	1,045,530
1,425	Teleflex, Inc.	187,673
3,383	Varian Medical Systems, Inc.*	273,279
2,467	West Pharmaceutical Services, Inc.	155,544
5,854	Zimmer Biomet Holdings, Inc.	591,313
		15,907,536
	Health Care Providers & Services — 10.3%
1,865	Acadia Healthcare Co., Inc.*	128,704
11,946	Aetna, Inc.	1,227,451
1,660	Amsurg Corp.*	139,540
8,964	Anthem, Inc.	1,168,726
6,310	Brookdale Senior Living, Inc.*	141,849
4,081	Centene Corp.*	235,678
8,824	Cigna Corp.	1,191,064
4,048	Community Health Systems, Inc.*	117,149
5,834	DaVita HealthCare Partners, Inc.*	426,115
6,365	Envision Healthcare Holdings, Inc.*	175,037
23,156	Express Scripts Holding Co.*	1,979,375
10,956	HCA Holdings, Inc.*	745,665
2,649	Health Net, Inc.*	167,576
3,134	HealthSouth Corp.	110,285
2,858	Henry Schein, Inc.*	447,220
5,077	Humana, Inc.	856,287
3,447	Laboratory Corp. of America Holdings*	418,948
1,522	LifePoint Health, Inc.*	108,990
876	Magellan Health, Inc.*	46,121
3,224	MEDNAX, Inc.*	230,097
1,402	Molina Healthcare, Inc.*	84,485
2,160	Owens & Minor, Inc.	83,182

See accompanying notes to the financial statements.

200 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
2,976	Patterson Cos., Inc.	$135,616
4,919	Quest Diagnostics, Inc.	336,066
2,483	Team Health Holdings, Inc.*	136,913
3,412	Tenet Healthcare Corp.*	113,244
32,677	UnitedHealth Group, Inc.	3,683,025
3,144	Universal Health Services, Inc., Class B	382,059
1,510	WellCare Health Plans, Inc.*	124,545
		15,141,012
	Life Sciences Tools & Services — 2.7%
709	Bio-Rad Laboratories, Inc., Class A*	99,061
1,274	Bio-Techne Corp.	116,202
3,819	Bruker Corp.*	86,462
1,603	Charles River Laboratories International, Inc.*	122,742
4,959	Illumina, Inc.*	911,960
1,896	PAREXEL International Corp.*	128,644
3,280	Quintiles Transnational Holdings, Inc.*	223,007
13,656	Thermo Fisher Scientific, Inc.	1,889,990
2,819	Waters Corp.*	374,420
		3,952,488
	Pharmaceuticals — 27.0%
56,724	AbbVie, Inc.	3,298,501
2,745	Akorn, Inc.*	91,409
13,489	Allergan PLC*	4,234,062
57,143	Bristol-Myers Squibb Co.	3,829,153
3,371	Catalent, Inc.*	93,882
33,430	Eli Lilly & Co.	2,742,597
7,138	Endo International PLC*	438,844
4,938	Horizon Pharma PLC*	106,315
2,329	Impax Laboratories, Inc.*	102,616
2,102	Jazz Pharmaceuticals PLC*	308,132
94,893	Johnson & Johnson	9,606,966
4,021	Mallinckrodt PLC*	273,066
96,522	Merck & Co., Inc.	5,116,631
14,150	Mylan N.V.*	725,895
1,256	Pacira Pharmaceuticals, Inc.*	81,326
5,013	Perrigo Co. PLC	748,892
Shares		Value
	Common Stocks (a) (continued)
211,346	Pfizer, Inc.	$6,925,808
2,810	Theravance, Inc.	25,993
15,730	Zoetis, Inc.	734,591
		39,484,679
	Total Common Stocks (Cost $97,311,179)	98,486,141
Principal Amount
	Repurchase Agreements (a)(b) — 8.3%
$12,205,713	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $12,205,749	12,205,713
	Total Repurchase Agreements (Cost $12,205,713)	12,205,713
	Total Investment Securities (Cost $109,516,892) — 75.6%	110,691,854
	Other assets less liabilities — 24.4%	35,649,584
	Net Assets — 100.0%	$146,341,438

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $11,206,780.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,005,629
Aggregate gross unrealized depreciation	(4,067,274)
Net unrealized appreciation	$938,355
Federal income tax cost of investments	$109,753,499

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 201

Swap Agreements1

Ultra Health Care had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$193,263	11/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Healthcare ETF	$(157,648)
6,223,609	01/06/16	Bank of America, N.A.	0.54%	Dow Jones U.S. Health CareSM Index	4,344,902
6,416,872					4,187,254	$(4,187,254)	$—	$—
3,619,105	02/08/16	Citibank, N.A.	0.46%	Dow Jones U.S. Health CareSM Index	3,533,029	(3,515,366)	(2,492)	15,171
7,732,827	11/07/16	Credit Suisse International	0.49%	Dow Jones U.S. Health CareSM Index	7,788,899	—	(7,788,899)	—
779,436	11/06/17	Deutsche Bank AG	(0.04)%	iShares® U.S. Healthcare ETF	(28,133)
25,709,422	11/06/17	Deutsche Bank AG	0.76%	Dow Jones U.S. Health CareSM Index	(353,784)
26,488,858					(381,917)	376,436	5,481	—
1,180,945	12/07/15	Goldman Sachs International	0.19%	iShares® U.S. Healthcare ETF	554,800
5,371,704	04/08/16	Goldman Sachs International	0.66%	Dow Jones U.S. Health CareSM Index	5,479,230
6,552,649					6,034,030	(6,034,030)	—	—
776,714	11/07/16	Morgan Stanley & Co. International PLC	0.49%	iShares® U.S. Healthcare ETF	72,603
131,158,130	01/06/17	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Health CareSM Index	12,832,348
131,934,844					12,904,951	(12,904,951)	—	—
5,448,285	11/06/17	Societe Generale	0.59%	Dow Jones U.S. Health CareSM Index	(72,138)	69,307	2,831	—
6,175,141	12/07/15	UBS AG	0.49%	Dow Jones U.S. Health CareSM Index	2,384,681	(2,384,681)	—	—
$194,368,581					$36,378,789

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

202 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 74.3%
	Building Products — 11.5%
286	American Woodmark Corp.*	$23,455
1,399	Builders FirstSource, Inc.*	18,830
775	Fortune Brands Home & Security, Inc.	42,602
277	Lennox International, Inc.	37,650
1,535	Masco Corp.	45,911
375	Masonite International Corp.*	24,735
765	Owens Corning	35,833
1,304	PGT, Inc.*	14,500
882	Quanex Building Products Corp.	16,414
654	Simpson Manufacturing Co., Inc.	24,283
563	Trex Co., Inc.*	24,378
353	Universal Forest Products, Inc.	27,273
915	USG Corp.*	22,033
		357,897
	Chemicals — 1.8%
205	Sherwin-Williams Co. (The)	56,594
	Construction Materials — 0.9%
389	Eagle Materials, Inc.	26,872
	Household Durables — 50.3%
981	Beazer Homes USA, Inc.*	14,068
2,517	CalAtlantic Group, Inc.*	105,966
296	Cavco Industries, Inc.*	27,439
8,582	D.R. Horton, Inc.	277,285
623	Ethan Allen Interiors, Inc.	17,668
4,820	Hovnanian Enterprises, Inc., Class A*	8,821
2,993	KB Home	42,171
813	Leggett & Platt, Inc.	37,886
4,632	Lennar Corp., Class A	237,205
373	Lennar Corp., Class B	15,517
879	M/I Homes, Inc.*	20,533
1,309	MDC Holdings, Inc.	34,335
1,193	Meritage Homes Corp.*	44,511
226	Mohawk Industries, Inc.*	43,103
106	NVR, Inc.*	178,343
8,842	PulteGroup, Inc.	172,243
1,176	Taylor Morrison Home Corp., Class A*	20,580
4,509	Toll Brothers, Inc.*	167,645
1,260	TopBuild Corp.*	38,393
4,556	TRI Pointe Group, Inc.*	63,556
		1,567,268
Shares		Value
	Common Stocks (continued)
	Paper & Forest Products — 0.9%
1,611	Louisiana-Pacific Corp.*	$29,642
	Specialty Retail — 7.0%
870	Home Depot, Inc. (The)	116,476
1,112	Lowe's Cos., Inc.	85,179
1,006	Lumber Liquidators Holdings, Inc.*	15,714
		217,369
	Trading Companies & Distributors — 1.9%
679	Beacon Roofing Supply, Inc.*	29,041
235	Watsco, Inc.	29,871
		58,912
	Total Common Stocks (Cost $2,243,409)	2,314,554
Principal Amount
	Repurchase Agreements (a) — 22.1%
$689,086	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $689,087	689,086
	Total Repurchase Agreements (Cost $689,086)	689,086
	Total Investment Securities (Cost $2,932,495) — 96.4%	3,003,640
	Other assets less liabilities — 3.6%	113,134
	Net Assets — 100.0%	$3,116,774

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,200
Aggregate gross unrealized depreciation	(87,179)
Net unrealized appreciation	$70,021
Federal income tax cost of investments	$2,933,619

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA HOMEBUILDERS & SUPPLIES HBU :: 203

Swap Agreements1

Ultra Homebuilders & Supplies had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$821,488	11/07/16	Deutsche Bank AG	0.61%	Dow Jones U.S. Select Home Construction Index	$(19,243)	$—	$—	$(19,243)
812,532	01/06/17	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Select Home Construction Index	72,515	—	—	72,515
2,173,938	11/07/16	Societe Generale	0.59%	Dow Jones U.S. Select Home Construction Index	87,821	—	(20,000)	67,821
104,448	11/07/16	UBS AG	0.54%	Dow Jones U.S. Select Home Construction Index	4,476	—	—	4,476
$3,912,406					$145,569

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

204 :: HBU ULTRA HOMEBUILDERS & SUPPLIES :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.2%
3,816	3M Co. (Industrial Conglomerates)	2.6%	$597,509
3,812	Accenture PLC, Class A (IT Services)	1.8%	408,723
2,024	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.4%	84,643
375	Alliance Data Systems Corp.* (IT Services)	0.5%	107,569
1,479	AMETEK, Inc. (Electrical Equipment)	0.4%	83,504
1,888	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.5%	103,934
2,845	Automatic Data Processing, Inc. (IT Services)	1.1%	245,410
3,901	Boeing Co. (The) (Aerospace & Defense)	2.5%	567,400
3,681	Caterpillar, Inc. (Machinery)	1.2%	267,425
6,008	CSX Corp. (Road & Rail)	0.7%	170,807
1,015	Cummins, Inc. (Machinery)	0.4%	101,876
3,632	Danaher Corp. (Industrial Conglomerates)	1.5%	350,089
1,904	Deere & Co. (Machinery)	0.7%	151,501
2,855	Eaton Corp. PLC (Electrical Equipment)	0.7%	166,047
4,013	Emerson Electric Co. (Electrical Equipment)	0.9%	200,650
722	Equifax, Inc. (Professional Services)	0.4%	80,503
1,604	FedEx Corp. (Air Freight & Logistics)	1.1%	254,298
1,720	Fidelity National Information Services, Inc. (IT Services)	0.5%	109,512
1,433	Fiserv, Inc.* (IT Services)	0.6%	137,912
471	FleetCor Technologies, Inc.* (IT Services)	0.3%	72,397
1,853	General Dynamics Corp. (Aerospace & Defense)	1.2%	271,390
57,565	General Electric Co. (Industrial Conglomerates)	7.5%	1,723,497
4,775	Honeywell International, Inc. (Aerospace & Defense)	2.2%	496,361
2,012	Illinois Tool Works, Inc. (Machinery)	0.8%	189,088
1,621	Ingersoll-Rand PLC (Machinery)	0.4%	95,104
701	LinkedIn Corp., Class A* (Internet Software & Services)	0.7%	170,420
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,631	Lockheed Martin Corp. (Aerospace & Defense)	1.6%	$357,450
1,841	Norfolk Southern Corp. (Road & Rail)	0.8%	175,005
1,144	Northrop Grumman Corp. (Aerospace & Defense)	0.9%	213,196
2,168	PACCAR, Inc. (Machinery)	0.5%	112,649
845	Parker-Hannifin Corp. (Machinery)	0.4%	88,438
1,963	Paychex, Inc. (IT Services)	0.5%	106,493
6,773	PayPal Holdings, Inc.* (IT Services)	1.0%	238,816
840	Precision Castparts Corp. (Aerospace & Defense)	0.9%	194,494
1,854	Raytheon Co. (Aerospace & Defense)	1.0%	229,952
819	Rockwell Automation, Inc. (Electrical Equipment)	0.4%	87,174
805	Rockwell Collins, Inc. (Aerospace & Defense)	0.3%	74,607
615	Roper Technologies, Inc. (Industrial Conglomerates)	0.5%	118,996
484	Sherwin-Williams Co. (The) (Chemicals)	0.6%	133,618
2,458	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.7%	164,907
327	TransDigm Group, Inc.* (Aerospace & Defense)	0.3%	76,724
2,574	Tyco International PLC (Commercial Services & Supplies)	0.4%	90,888
5,299	Union Pacific Corp. (Road & Rail)	1.9%	444,851
4,266	United Parcel Service, Inc., Class B (Air Freight & Logistics)	1.9%	439,441
5,058	United Technologies Corp. (Aerospace & Defense)	2.1%	485,821
813	Vulcan Materials Co. (Construction Materials)	0.4%	83,471
371	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.3%	74,401
2,569	Waste Management, Inc. (Commercial Services & Supplies)	0.6%	138,135
1,599	WestRock Co. (Containers & Packaging)	0.4%	80,957
101,305	Other Common Stocks	20.2%	4,628,308
	Total Common Stocks (Cost $16,873,662)		16,046,361

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 205

Principal Amount		Value
	Repurchase Agreements (a)(b) — 4.8%
$1,100,224	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,100,227	$1,100,224
	Total Repurchase Agreements (Cost $1,100,224)	1,100,224
	Total Investment Securities (Cost $17,973,886) — 75.0%	17,146,585
	Other assets less liabilities — 25.0%	5,720,548
	Net Assets — 100.0%	$22,867,133

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $7,772,270.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$460,624
Aggregate gross unrealized depreciation	(1,415,214)
Net unrealized depreciation	$(954,590)
Federal income tax cost of investments	$18,101,175

Swap Agreements1

Ultra Industrials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$6,266,193	01/06/16	Bank of America, N.A.	0.54%	Dow Jones U.S. IndustrialsSM Index	$276,774
7,091,752	11/07/16	Bank of America, N.A.	0.08%	iShares® U.S. Industrials ETF	727,377
13,357,945					1,004,151	$(888,069)	$—	$116,082
6,744,567	11/07/17	Citibank, N.A.	0.46%	Dow Jones U.S. IndustrialsSM Index	863,844	(860,830)	(3,014)	—
1,787,796	03/07/16	Credit Suisse International	0.49%	Dow Jones U.S. IndustrialsSM Index	698,580	—	(698,580)	—
178,295	01/06/17	Deutsche Bank AG	(0.04)%	iShares® U.S. Industrials ETF	20,545
1,475,173	11/06/17	Deutsche Bank AG	0.56%	Dow Jones U.S. IndustrialsSM Index	2,936
1,653,468					23,481	—	(2)	23,479
1,384,388	04/08/16	Goldman Sachs International	0.66%	Dow Jones U.S. IndustrialsSM Index	705,215	(594,604)	—	110,611
421,758	11/07/16	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Industrials ETF	28,771
697,712	01/06/16	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. IndustrialsSM Index	662,708
1,119,470					691,479	(666,380)	—	25,099
2,593,090	01/06/16	Societe Generale	0.59%	Dow Jones U.S. IndustrialsSM Index	1,150,675	—	(1,150,675)	—
1,114,636	09/07/16	UBS AG	0.49%	Dow Jones U.S. IndustrialsSM Index	400,920	(400,920)	—	—
$29,755,360					$5,538,345

See accompanying notes to the financial statements.

206 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2015 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Industrials invested, as a percentage of net assets, in the following industries as of November 30, 2015:

Aerospace & Defense	14.8%
Air Freight & Logistics	3.6%
Building Products	1.3%
Chemicals	0.8%
Commercial Services & Supplies	2.5%
Construction & Engineering	0.8%
Construction Materials	0.7%
Containers & Packaging	2.1%
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.8%
Industrial Conglomerates	12.4%
Internet Software & Services	0.9%
IT Services	8.2%
Life Sciences Tools & Services	0.8%
Machinery	7.6%
Marine	0.1%
Multi-Utilities	0.1%
Paper & Forest Products	0.1%
Professional Services	1.5%
Road & Rail	4.3%
Trading Companies & Distributors	1.5%
Transportation Infrastructure	0.1%
Other[1]	29.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 207

Shares		Value
	Common Stocks (a) — 82.9%
	Electric Utilities — 0.3%
14,641	OGE Energy Corp.	$382,276
	Electrical Equipment — 0.1%
4,347	SolarCity Corp.*	125,020
	Energy Equipment & Services — 14.3%
5,092	Archrock, Inc.	53,822
4,266	Atwood Oceanics, Inc.	67,744
31,960	Baker Hughes, Inc.	1,728,077
2,560	Bristow Group, Inc.	78,208
14,042	Cameron International Corp.*	958,928
3,121	Core Laboratories N.V.	368,746
4,727	Diamond Offshore Drilling, Inc.	106,972
2,838	Dril-Quip, Inc.*	179,106
17,286	Ensco PLC, Class A	295,936
2,548	Exterran Corp.*	41,711
16,826	FMC Technologies, Inc.*	572,421
62,672	Halliburton Co.	2,497,479
7,901	Helmerich & Payne, Inc.	460,233
21,398	Nabors Industries Ltd.	216,334
28,142	National Oilwell Varco, Inc.	1,050,822
17,742	Noble Corp. PLC	235,436
7,174	Oceaneering International, Inc.	313,791
3,761	Oil States International, Inc.*	119,299
10,793	Patterson-UTI Energy, Inc.	175,062
9,150	Rowan Cos. PLC, Class A	186,020
92,786	Schlumberger Ltd.	7,158,440
11,053	Superior Energy Services, Inc.	173,201
25,057	Transocean Ltd.	359,819
3,915	U.S. Silica Holdings, Inc.	83,272
56,847	Weatherford International PLC*	614,516
		18,095,395
	Oil, Gas & Consumable Fuels — 68.0%
37,249	Anadarko Petroleum Corp.	2,231,215
5,687	Antero Resources Corp.*	117,209
27,715	Apache Corp.	1,363,024
30,341	Cabot Oil & Gas Corp.	571,321
22,948	California Resources Corp.	94,087
3,918	Carrizo Oil & Gas, Inc.*	158,209
17,346	Cheniere Energy, Inc.*	824,802
37,917	Chesapeake Energy Corp.	199,823
137,973	Chevron Corp.	12,599,694
6,926	Cimarex Energy Co.	824,333
24,604	Cobalt International Energy, Inc.*	181,332
23,288	Columbia Pipeline Group, Inc.	446,431
Shares		Value
	Common Stocks (a) (continued)
9,333	Concho Resources, Inc.*	$1,021,404
90,440	ConocoPhillips	4,888,282
6,019	Continental Resources, Inc.*	218,490
26,063	Denbury Resources, Inc.	96,433
28,327	Devon Energy Corp.	1,303,325
4,852	Diamondback Energy, Inc.	378,553
5,778	Energen Corp.	342,578
40,267	EOG Resources, Inc.	3,359,476
11,175	EQT Corp.	639,434
305,714	Exxon Mobil Corp.	24,964,605
7,934	Gulfport Energy Corp.*	201,682
17,680	Hess Corp.	1,043,120
13,826	HollyFrontier Corp.	664,754
131,789	Kinder Morgan, Inc.	3,106,267
49,653	Marathon Oil Corp.	869,424
39,312	Marathon Petroleum Corp.	2,296,214
11,907	Murphy Oil Corp.	340,302
11,949	Newfield Exploration Co.*	457,169
31,167	Noble Energy, Inc.	1,142,894
10,203	Oasis Petroleum, Inc.*	117,233
56,015	Occidental Petroleum Corp.	4,234,174
15,337	ONEOK, Inc.	452,135
7,031	PBF Energy, Inc., Class A	284,685
35,108	Phillips 66	3,213,435
10,948	Pioneer Natural Resources Co.	1,584,723
11,788	QEP Resources, Inc.	186,250
12,418	Range Resources Corp.	354,906
3,219	SemGroup Corp., Class A	111,796
4,982	SM Energy Co.	146,321
28,188	Southwestern Energy Co.*	253,974
49,226	Spectra Energy Corp.	1,289,721
3,574	Targa Resources Corp.	140,458
3,464	Teekay Corp.	96,438
9,026	Tesoro Corp.	1,039,524
11,237	Ultra Petroleum Corp.*	45,060
36,449	Valero Energy Corp.	2,619,225
5,186	Western Refining, Inc.	234,718
14,967	Whiting Petroleum Corp.*	247,105
50,023	Williams Cos., Inc. (The)	1,828,841
5,263	World Fuel Services Corp.	229,414
17,150	WPX Energy, Inc.*	147,147
		85,803,169
	Semiconductors & Semiconductor Equipment — 0.2%
5,549	First Solar, Inc.*	313,574
	Total Common Stocks (Cost $131,600,243)	104,719,434

See accompanying notes to the financial statements.

208 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.9%
	U.S. Treasury Bill
$15,000,000	0.00%, due 01/28/16	$14,998,671
	Total U.S. Government & Agency Security (Cost $14,998,671)	14,998,671
	Repurchase Agreements (a)(b) — 6.9%
8,685,316	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $8,685,341	8,685,316
	Total Repurchase Agreements (Cost $8,685,316)	8,685,316
	Total Investment Securities (Cost $155,284,230) — 101.7%	128,403,421
	Liabilities in excess of other assets — (1.7%)	(2,138,974)
	Net Assets — 100.0%	$126,264,447

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $48,649,410.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,501,334
Aggregate gross unrealized depreciation	(30,046,386)
Net unrealized depreciation	$(27,545,052)
Federal income tax cost of investments	$155,948,473

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 209

Swap Agreements1

Ultra Oil & Gas had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$11,315,698	04/08/16	Bank of America, N.A.	0.54%	Dow Jones U.S. Oil & GasSM Index	$(1,250,695)
17,110,780	11/06/17	Bank of America, N.A.	0.03%	iShares® U.S. Energy ETF	(828,043)
28,426,478					(2,078,738)	$1,921,680	$157,058	$—
204,550	02/08/16	Citibank, N.A.	0.46%	Dow Jones U.S. Oil & GasSM Index	(1,367,424)	1,160,950	206,474	—
24,975,225	12/07/15	Credit Suisse International	0.49%	Dow Jones U.S. Oil & GasSM Index	(2,782,412)	2,641,502	140,910	—
5,135,315	11/06/17	Deutsche Bank AG	0.86%	Dow Jones U.S. Oil & GasSM Index	(303,707)
8,703,034	11/06/17	Deutsche Bank AG	(0.04)%	iShares® U.S. Energy ETF	(227,940)
13,838,349					(531,647)	488,214	43,433	—
286,884	12/07/15	Goldman Sachs International	0.19%	iShares® U.S. Energy ETF	(3,065,264)
2,212,903	12/07/15	Goldman Sachs International	0.66%	Dow Jones U.S. Oil & GasSM Index	(533,478)
2,499,787					(3,598,742)	3,227,233	371,509	—
406,135	11/07/16	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Energy ETF	(1,088,985)
35,549,818	11/07/16	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Oil & GasSM Index	4,493,053
35,955,953					3,404,068	(3,305,000)	—	99,068
5,716,539	04/08/16	Societe Generale	0.59%	Dow Jones U.S. Oil & GasSM Index	(559,989)	546,475	13,514	—
36,859,084	12/07/15	UBS AG	0.49%	Dow Jones U.S. Oil & GasSM Index	(1,418,108)	1,334,971	83,137	—
$148,475,965					$(8,932,992)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

210 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 78.2%
	Oil, Gas & Consumable Fuels — 78.2%
1,072	Alon USA Energy, Inc.	$18,856
293	Anadarko Petroleum Corp.	17,551
783	Antero Resources Corp.*	16,138
479	Apache Corp.	23,557
832	Cabot Oil & Gas Corp.	15,667
6,356	California Resources Corp.	26,060
2,245	Callon Petroleum Co.*	21,305
586	Carrizo Oil & Gas, Inc.*	23,663
2,544	Chesapeake Energy Corp.	13,407
254	Chevron Corp.	23,195
182	Cimarex Energy Co.	21,662
4,732	Clean Energy Fuels Corp.*	22,288
2,398	Cobalt International Energy, Inc.*	17,673
195	Concho Resources, Inc.*	21,341
407	ConocoPhillips	21,998
680	Continental Resources, Inc.*	24,684
474	CVR Energy, Inc.	22,633
618	Delek U.S. Holdings, Inc.	17,112
6,664	Denbury Resources, Inc.	24,657
496	Devon Energy Corp.	22,821
290	Diamondback Energy, Inc.	22,626
391	Energen Corp.	23,182
250	EOG Resources, Inc.	20,857
265	EQT Corp.	15,163
265	Exxon Mobil Corp.	21,640
932	Green Plains, Inc.	22,079
589	Gulfport Energy Corp.*	14,972
14,877	Halcon Resources Corp.*	9,075
367	Hess Corp.	21,653
400	HollyFrontier Corp.	19,232
2,991	Kosmos Energy Ltd.*	20,070
1,981	Laredo Petroleum, Inc.*	21,573
1,276	Marathon Oil Corp.	22,343
402	Marathon Petroleum Corp.	23,481
964	Matador Resources Co.*	24,775
985	Memorial Resource Development Corp.*	16,046
719	Murphy Oil Corp.	20,549
564	Newfield Exploration Co.*	21,579
617	Noble Energy, Inc.	22,625
4,270	Northern Oil and Gas, Inc.*	21,905
2,071	Oasis Petroleum, Inc.*	23,796
288	Occidental Petroleum Corp.	21,770
1,280	Parsley Energy, Inc., Class A*	25,152
638	PBF Energy, Inc., Class A	25,833
338	PDC Energy, Inc.*	19,094
239	Phillips 66	21,876
163	Pioneer Natural Resources Co.	23,594
1,567	QEP Resources, Inc.	24,759
Shares		Value
	Common Stocks (continued)
528	Range Resources Corp.	$15,090
967	Rice Energy, Inc.*	13,035
854	RSP Permian, Inc.*	24,236
3,332	Sanchez Energy Corp.*	16,660
547	SM Energy Co.	16,065
1,250	Southwestern Energy Co.*	11,262
3,682	Stone Energy Corp.*	26,841
2,025	Synergy Resources Corp.*	23,065
201	Tesoro Corp.	23,149
2,977	Ultra Petroleum Corp.*	11,938
306	Valero Energy Corp.	21,989
433	Western Refining, Inc.	19,598
1,214	Whiting Petroleum Corp.*	20,043
512	World Fuel Services Corp.	22,318
2,521	WPX Energy, Inc.*	21,630
		1,294,486
	Total Common Stocks (Cost $1,492,176)	1,294,486
Principal Amount
	Repurchase Agreements (a) — 39.5%
$653,708	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $653,708	653,708
	Total Repurchase Agreements (Cost $653,708)	653,708
	Total Investment Securities (Cost $2,145,884) — 117.7%	1,948,194
	Liabilities in excess of other assets — (17.7%)	(292,980)
	Net Assets — 100.0%	$1,655,214

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,911
Aggregate gross unrealized depreciation	(297,279)
Net unrealized depreciation	$(255,368)
Federal income tax cost of investments	$2,203,562

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA OIL & GAS EXPLORATION & PRODUCTION UOP :: 211

Swap Agreements1

Ultra Oil & Gas Exploration & Production had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$447,423	11/07/16	Deutsche Bank AG	(1.54)%	S&P Oil & Gas Exploration & Production Select Industry Index	$(6,095)	$—	$—	$(6,095)
19,269	11/07/16	Goldman Sachs International	(1.59)%	SPDR S&P Oil & Gas Exploration & Production ETF	(688)	—	—	(688)
872,783	11/07/16	Morgan Stanley & Co. International PLC	(1.26)%	S&P Oil & Gas Exploration & Production Select Industry Index	(333,489)	—	302,000	(31,489)
343,357	01/06/17	Societe Generale	(1.01)%	S&P Oil & Gas Exploration & Production Select Industry Index	(16,222)	—	10,000	(6,222)
330,277	01/06/17	UBS AG	(1.31)%	S&P Oil & Gas Exploration & Production Select Industry Index	19,392	—	—	19,392
$2,013,109					$(337,102)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

212 :: UOP ULTRA OIL & GAS EXPLORATION & PRODUCTION :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 69.4%
	Real Estate Investment Trusts — 66.4%
14,211	Alexandria Real Estate Equities, Inc.	$1,308,691
22,075	American Campus Communities, Inc.	891,830
68,553	American Capital Agency Corp.	1,230,526
30,666	American Homes 4 Rent, Class A	514,575
83,190	American Tower Corp.	8,267,422
186,239	Annaly Capital Management, Inc.	1,784,170
30,715	Apartment Investment & Management Co., Class A	1,170,549
30,684	Apple Hospitality REIT, Inc.	598,338
26,120	AvalonBay Communities, Inc.	4,748,355
39,712	BioMed Realty Trust, Inc.	932,041
18,323	Blackstone Mortgage Trust, Inc., Class A	529,535
30,183	Boston Properties, Inc.	3,772,573
35,351	Brandywine Realty Trust	486,430
33,439	Brixmor Property Group, Inc.	839,653
17,070	Camden Property Trust	1,303,807
16,258	Care Capital Properties, Inc.	514,566
29,823	CBL & Associates Properties, Inc.	389,787
37,148	Chimera Investment Corp.	523,415
22,064	Colony Capital, Inc., Class A	451,429
24,582	Columbia Property Trust, Inc.	616,025
23,672	Communications Sales & Leasing, Inc.	460,420
18,578	Corporate Office Properties Trust	414,104
23,018	Corrections Corp. of America	593,404
40,457	Cousins Properties, Inc.	397,692
65,596	Crown Castle International Corp.	5,635,352
32,693	CubeSmart	952,020
30,831	CYS Investments, Inc.	233,699
17,359	DCT Industrial Trust, Inc.	662,593
59,783	DDR Corp.	1,019,300
39,452	DiamondRock Hospitality Co.	439,101
28,760	Digital Realty Trust, Inc.	2,073,884
27,314	Douglas Emmett, Inc.	846,188
67,855	Duke Realty Corp.	1,380,849
12,851	DuPont Fabros Technology, Inc.	424,597
6,300	EastGroup Properties, Inc.	366,723
11,359	EPR Properties	636,558
11,620	Equinix, Inc.	3,445,330
25,498	Equity Commonwealth*	704,255
15,736	Equity LifeStyle Properties, Inc.	981,612
71,556	Equity Residential	5,711,600
12,921	Essex Property Trust, Inc.	2,982,038
24,144	Extra Space Storage, Inc.	2,022,060
13,586	Federal Realty Investment Trust	1,990,621
7,469	Four Corners Property Trust, Inc.*	147,886
18,006	Gaming and Leisure Properties, Inc.	489,583
114,883	General Growth Properties, Inc.	2,926,070
Shares		Value
	Common Stocks (a) (continued)
14,675	GEO Group, Inc. (The)	$430,271
18,950	Hatteras Financial Corp.	266,816
90,916	HCP, Inc.	3,230,245
19,736	Healthcare Realty Trust, Inc.	536,622
24,968	Healthcare Trust of America, Inc., Class A	651,914
18,498	Highwoods Properties, Inc.	805,773
29,772	Hospitality Properties Trust	826,768
147,624	Host Hotels & Resorts, Inc.	2,450,558
24,200	Invesco Mortgage Capital, Inc.	324,764
37,706	Iron Mountain, Inc.	1,047,473
18,122	Kilroy Realty Corp.	1,209,281
81,196	Kimco Realty Corp.	2,118,404
16,377	Kite Realty Group Trust	440,705
16,100	Lamar Advertising Co., Class A	940,401
22,231	LaSalle Hotel Properties	627,136
41,803	Lexington Realty Trust	359,088
29,453	Liberty Property Trust	998,457
26,449	Macerich Co. (The)	2,066,989
17,509	Mack-Cali Realty Corp.	411,461
45,973	Medical Properties Trust, Inc.	552,136
72,790	MFA Financial, Inc.	508,074
14,814	Mid-America Apartment Communities, Inc.	1,311,928
26,421	National Retail Properties, Inc.	1,016,152
45,286	New Residential Investment Corp.	576,038
11,954	NorthStar Realty Europe Corp.*	136,628
35,855	NorthStar Realty Finance Corp.	646,815
31,791	Omega Healthcare Investors, Inc.	1,094,882
27,005	Outfront Media, Inc.	617,064
32,900	Paramount Group, Inc.	604,702
14,122	Pebblebrook Hotel Trust	449,786
29,739	Piedmont Office Realty Trust, Inc., Class A	579,613
34,341	Plum Creek Timber Co., Inc.	1,744,866
10,731	Post Properties, Inc.	632,700
7,995	Potlatch Corp.	267,193
103,010	Prologis, Inc.	4,403,677
28,895	Public Storage	6,936,534
24,752	Rayonier, Inc.	597,266
49,053	Realty Income Corp.	2,434,010
16,560	Redwood Trust, Inc.	228,197
18,505	Regency Centers Corp.	1,246,867
46,616	Retail Properties of America, Inc., Class A	713,225
25,701	RLJ Lodging Trust	627,104
10,079	Ryman Hospitality Properties, Inc.	547,693
46,658	Senior Housing Properties Trust	674,208
60,811	Simon Property Group, Inc.	11,325,441
19,578	SL Green Realty Corp.	2,311,770
7,043	Sovran Self Storage, Inc.	707,751
86,761	Spirit Realty Capital, Inc.	851,993

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 213

Shares			Value
		Common Stocks (a) (continued)
46,890		Starwood Property Trust, Inc.	$953,274
—	#	Starwood Waypoint Residential Trust	9
54,145		Strategic Hotels & Resorts, Inc.*	766,693
11,360		Sun Communities, Inc.	759,416
41,014		Sunstone Hotel Investors, Inc.	602,086
18,837		Tanger Factory Outlet Centers, Inc.	627,460
11,961		Taubman Centers, Inc.	859,637
72,235		Two Harbors Investment Corp.	613,997
51,494		UDR, Inc.	1,900,644
18,147		Urban Edge Properties	435,347
65,349		Ventas, Inc.	3,485,716
177,893		VEREIT, Inc.	1,481,849
34,824		Vornado Realty Trust	3,369,570
13,396		Washington Real Estate Investment Trust	368,524
22,410		Weingarten Realty Investors	783,454
69,158		Welltower, Inc.	4,370,094
101,058		Weyerhaeuser Co.	3,251,036
19,071		WP Carey, Inc.	1,179,923
36,419		WP Glimcher, Inc.	384,220
21,947		Xenia Hotels & Resorts, Inc.	367,612
			159,459,256
		Real Estate Management & Development — 3.0%
9,029		Alexander & Baldwin, Inc.	342,289
56,970		CBRE Group, Inc., Class A*	2,134,666
40,875		Forest City Enterprises, Inc., Class A*	909,060
7,024		Howard Hughes Corp. (The)*	869,501
8,837		Jones Lang LaSalle, Inc.	1,468,003
28,817		Realogy Holdings Corp.*	1,190,430
14,805		St. Joe Co. (The)*	287,513
			7,201,462
		Total Common Stocks (Cost $168,802,484)	166,660,718
Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.7%
	U.S. Treasury Bills
$4,000,000	0.00%, due 01/28/16	$3,999,646
5,000,000	0.00%, due 03/17/16	4,997,435
	Total U.S. Government & Agency Securities (Cost $8,997,193)	8,997,081
	Repurchase Agreements (a)(b) — 4.6%
10,964,816	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $10,964,848	10,964,816
	Total Repurchase Agreements (Cost $10,964,816)	10,964,816
	Total Investment Securities (Cost $188,764,493) — 77.7%	186,622,615
	Other assets less liabilities — 22.3%	53,618,105
	Net Assets — 100.0%	$240,240,720

*  Non-income producing security.

#  Amount represents less than one share.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $49,759,220.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,511,435
Aggregate gross unrealized depreciation	(8,927,196)
Net unrealized depreciation	$(2,415,761)
Federal income tax cost of investments	$189,038,376

See accompanying notes to the financial statements.

214 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Real Estate had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$34,169,851	11/06/17	Bank of America, N.A.	0.69%	Dow Jones U.S. Real EstateSM Index	$548,264
78,384,630	01/06/17	Bank of America, N.A.	0.18%	iShares® U.S. Real Estate ETF	7,191,888
112,554,481					7,740,152	$(7,740,152)	$—	$—
18,601,509	01/06/17	Citibank, N.A.	0.86%	Dow Jones U.S. Real EstateSM Index	11,048,482	(11,033,134)	(15,348)	—
8,737,653	12/07/15	Credit Suisse International	0.49%	Dow Jones U.S. Real EstateSM Index	8,521,104	—	(8,521,104)	—
3,858,196	11/06/17	Deutsche Bank AG	0.06%	iShares® U.S. Real Estate ETF	62,981
14,281,211	11/06/17	Deutsche Bank AG	0.26%	Dow Jones U.S. Real EstateSM Index	230,450
18,139,407					293,431	—	(250,024)	43,407
1,799,651	12/07/15	Goldman Sachs International	0.19%	iShares® U.S. Real Estate ETF	774,878
10,731,728	11/07/16	Goldman Sachs International	0.66%	Dow Jones U.S. Real EstateSM Index	9,541,503
12,531,379					10,316,381	(10,316,381)	—	—
5,252,016	11/06/17	Morgan Stanley & Co. International PLC	0.39%	Dow Jones U.S. Real EstateSM Index	62,938
8,612,475	11/07/16	Morgan Stanley & Co. International PLC	(0.31)%	iShares® U.S. Real Estate ETF	55,727
13,864,491					118,665	(118,665)	—	—
16,285,508	11/07/16	Societe Generale	0.64%	Dow Jones U.S. Real EstateSM Index	9,563,372	—	(9,563,372)	—
113,059,220	12/07/15	UBS AG	0.39%	Dow Jones U.S. Real EstateSM Index	5,834,954	(5,834,954)	—	—
$313,773,648					$53,436,541

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 215

Shares		Value
	Common Stocks (a) — 74.0%
	Banks — 74.0%
1,950	Ameris Bancorp	$66,670
4,945	Associated Banc-Corp	101,422
3,730	BancorpSouth, Inc.	100,337
1,434	Bank of Hawaii Corp.	99,218
2,083	Bank of the Ozarks, Inc.	113,065
2,452	BankUnited, Inc.	92,686
1,437	Banner Corp.	75,443
2,470	BB&T Corp.	95,391
6,036	BBCN Bancorp, Inc.	114,141
1,422	BOK Financial Corp.	97,905
7,602	Boston Private Financial Holdings, Inc.	91,984
1,613	Capital Bank Financial Corp., Class A	54,390
2,248	Cardinal Financial Corp.	55,301
2,983	Cathay General Bancorp	102,377
4,296	Central Pacific Financial Corp.	99,839
2,112	CIT Group, Inc.	90,732
3,701	Citizens Financial Group, Inc.	98,558
2,939	Columbia Banking System, Inc.	104,452
2,125	Commerce Bancshares, Inc./MO	97,589
2,403	Community Bank System, Inc.	103,641
1,447	Cullen/Frost Bankers, Inc.	100,986
3,038	Customers Bancorp, Inc.*	94,178
5,386	CVB Financial Corp.	99,641
2,260	East West Bancorp, Inc.	98,039
4,552	Fifth Third Bancorp	94,090
21,856	First BanCorp./Puerto Rico*	81,960
385	First Citizens BancShares, Inc., Class A	101,994
5,861	First Commonwealth Financial Corp.	57,672
3,143	First Financial Bancorp	63,331
2,930	First Financial Bankshares, Inc.	105,216
6,207	First Horizon National Corp.	92,298
1,521	First Interstate BancSystem, Inc., Class A	46,254
5,056	First Midwest Bancorp, Inc./IL	98,794
2,566	First NBC Bank Holding Co.*	108,644
9,709	First Niagara Financial Group, Inc.	104,663
1,454	First Republic Bank/CA	100,122
5,076	FirstMerit Corp.	102,687
7,020	FNB Corp./PA	101,930
7,420	Fulton Financial Corp.	107,367
3,361	Glacier Bancorp, Inc.	98,746
3,474	Great Western Bancorp, Inc.	104,984
3,273	Hancock Holding Co.	95,310
2,328	Hanmi Financial Corp.	60,761
4,375	Hilltop Holdings, Inc.*	97,606
2,338	Home BancShares, Inc./AR	105,491
8,326	Huntington Bancshares, Inc./OH	97,331
Shares		Value
	Common Stocks (a) (continued)
1,482	IBERIABANK Corp.	$93,914
1,593	Independent Bank Corp./MA	82,422
3,162	International Bancshares Corp.	96,473
7,469	Investors Bancorp, Inc.	95,753
6,662	KeyCorp	87,339
3,100	LegacyTexas Financial Group, Inc.	94,581
744	M&T Bank Corp.	93,246
2,731	MB Financial, Inc.	97,606
3,953	National Bank Holdings Corp., Class A	89,733
7,563	National Penn Bancshares, Inc.	94,462
1,687	NBT Bancorp, Inc.	50,829
10,181	OFG Bancorp	85,114
6,456	Old National Bancorp/IN	95,226
2,077	PacWest Bancorp	97,661
5,810	People's United Financial, Inc.	97,318
1,856	Pinnacle Financial Partners, Inc.	100,836
996	PNC Financial Services Group, Inc. (The)	95,128
2,992	Popular, Inc.	88,892
2,333	PrivateBancorp, Inc.	102,909
1,799	Prosperity Bancshares, Inc.	99,683
9,464	Regions Financial Corp.	95,965
656	Signature Bank/NY*	103,746
1,930	Simmons First National Corp., Class A	111,284
1,730	Southside Bancshares, Inc.	48,855
1,954	State Bank Financial Corp.	45,548
6,229	Sterling Bancorp/DE	109,257
2,278	SunTrust Banks, Inc.	98,911
713	SVB Financial Group*	94,458
2,976	Synovus Financial Corp.	99,339
5,542	Talmer Bancorp, Inc., Class A	101,252
5,841	TCF Financial Corp.	89,484
1,731	Texas Capital Bancshares, Inc.*	102,614
3,905	Trustmark Corp.	98,601
1,839	UMB Financial Corp.	96,915
5,428	Umpqua Holdings Corp.	97,270
2,424	United Bankshares, Inc./WV	102,099
4,500	United Community Banks, Inc./GA	93,960
9,504	Valley National Bancorp	105,875
2,525	Webster Financial Corp.	101,530
2,025	Westamerica Bancorp.	99,225
2,854	Western Alliance Bancorp.*	110,707
8,174	Wilshire Bancorp, Inc.	100,867
1,697	Wintrust Financial Corp.	89,313
3,176	Zions Bancorp.	95,153
		8,406,589
	Total Common Stocks (Cost $8,037,937)	8,406,589

See accompanying notes to the financial statements.

216 :: KRU ULTRA S&P REGIONAL BANKING :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.2%
$935,619	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $935,621	$935,619
	Total Repurchase Agreements (Cost $935,619)	935,619
	Total Investment Securities (Cost $8,973,556) — 82.2%	9,342,208
	Other assets less liabilities — 17.8%	2,024,323
	Net Assets — 100.0%	$11,366,531

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $741,376.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$526,788
Aggregate gross unrealized depreciation	(215,247)
Net unrealized appreciation	$311,541
Federal income tax cost of investments	$9,030,667

Swap Agreements1

Ultra S&P Regional Banking had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,938,591	11/07/16	Bank of America, N.A.	0.19%	S&P Regional Banks Select Industry Index	$359,202	$(290,352)	$—	$68,850
936,667	11/07/16	Deutsche Bank AG	0.16%	S&P Regional Banks Select Industry Index	121,859	—	—	121,859
1,149,226	11/07/16	Morgan Stanley & Co. International PLC	0.19%	S&P Regional Banks Select Industry Index	134,295	(134,000)	—	295
7,571,570	05/08/17	Societe Generale	0.59%	S&P Regional Banks Select Industry Index	1,221,529	—	(1,050,000)	171,529
746,180	11/07/16	UBS AG	0.54%	S&P Regional Banks Select Industry Index	185,650	(185,650)	—	—
$14,342,234					$2,022,535

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA S&P REGIONAL BANKING KRU :: 217

Shares		Value
	Common Stocks (a) — 72.2%
	Communications Equipment — 0.7%
5,240	Infinera Corp.*	$118,005
1,320	InterDigital, Inc.	69,551
		187,556
	Semiconductors & Semiconductor Equipment — 71.5%
23,196	Advanced Micro Devices, Inc.*	54,742
11,117	Altera Corp.	586,978
11,528	Analog Devices, Inc.	710,471
44,126	Applied Materials, Inc.	828,245
15,377	Atmel Corp.	133,011
9,549	Avago Technologies Ltd.	1,245,667
20,545	Broadcom Corp., Class A	1,122,373
2,045	Cavium, Inc.*	137,240
3,796	Cree, Inc.*	104,921
12,320	Cypress Semiconductor Corp.*	133,302
4,242	Fairchild Semiconductor International, Inc.*	82,889
4,115	Freescale Semiconductor Ltd.*	160,115
5,449	Integrated Device Technology, Inc.*	152,790
174,721	Intel Corp.	6,075,050
5,790	KLA-Tencor Corp.	384,861
5,814	Lam Research Corp.	454,655
8,812	Linear Technology Corp.	402,885
17,311	Marvell Technology Group Ltd.	153,375
10,398	Maxim Integrated Products, Inc.	403,130
7,758	Microchip Technology, Inc.	374,556
39,562	Micron Technology, Inc.*	630,223
3,508	Microsemi Corp.*	126,323
18,819	NVIDIA Corp.	596,939
15,174	ON Semiconductor Corp.*	166,307
5,195	Qorvo, Inc.*	301,674
2,442	Semtech Corp.*	49,084
1,469	Silicon Laboratories, Inc.*	79,488
7,010	Skyworks Solutions, Inc.	581,970
11,579	SunEdison, Inc.*	36,937
1,339	Synaptics, Inc.*	120,202
7,749	Teradyne, Inc.	161,024
37,722	Texas Instruments, Inc.	2,192,403
9,506	Xilinx, Inc.	472,353
		19,216,183
	Total Common Stocks (Cost $18,289,519)	19,403,739
Principal Amount		Value
	Repurchase Agreements (a)(b) — 23.7%
$6,354,085	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,354,103	$6,354,085
	Total Repurchase Agreements (Cost $6,354,085)	6,354,085
	Total Investment Securities (Cost $24,643,604) — 95.9%	25,757,824
	Other assets less liabilities — 4.1%	1,102,421
	Net Assets — 100.0%	$26,860,245

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $2,444,155.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,285,956
Aggregate gross unrealized depreciation	(1,323,861)
Net unrealized appreciation	$962,095
Federal income tax cost of investments	$24,795,729

See accompanying notes to the financial statements.

218 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Semiconductors had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$11,208,452	11/07/16	Bank of America, N.A.	0.59%	Dow Jones U.S. SemiconductorsSM Index	$750,054	$(485,156)	$—	$264,898
419,482	12/07/15	Credit Suisse International	0.49%	Dow Jones U.S. SemiconductorsSM Index	29,575	—	—	29,575
12,043,921	01/06/16	Deutsche Bank AG	0.46%	Dow Jones U.S. SemiconductorsSM Index	113,719	—	(113,719)	—
6,628,660	11/07/16	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. SemiconductorsSM Index	112,434	—	—	112,434
3,177,142	11/07/16	Societe Generale	0.59%	Dow Jones U.S. SemiconductorsSM Index	173,267	—	(30,000)	143,267
763,892	12/07/15	UBS AG	0.54%	Dow Jones U.S. SemiconductorsSM Index	110,745	—	—	110,745
$34,241,549					$1,289,794

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA SEMICONDUCTORS USD :: 219

Shares		Value
	Common Stocks (a) — 71.5%
	Commercial Services & Supplies — 0.1%
5,816	Pitney Bowes, Inc.	$125,626
	Communications Equipment — 6.0%
997	Arista Networks, Inc.*	73,299
3,884	ARRIS Group, Inc.*	118,734
11,962	Brocade Communications Systems, Inc.	112,263
3,648	Ciena Corp.*	91,346
146,478	Cisco Systems, Inc.	3,991,526
3,611	CommScope Holding Co., Inc.*	103,347
1,274	EchoStar Corp., Class A*	49,826
2,045	F5 Networks, Inc.*	210,635
3,069	Finisar Corp.*	37,043
3,574	Harris Corp.	297,107
4,107	Infinera Corp.*	92,490
1,034	InterDigital, Inc.	54,482
10,186	Juniper Networks, Inc.	306,904
1,343	Lumentum Holdings, Inc.*	26,860
4,630	Motorola Solutions, Inc.	332,341
2,901	NetScout Systems, Inc.*	96,023
2,048	Palo Alto Networks, Inc.*	383,672
1,015	Plantronics, Inc.	53,704
3,841	Polycom, Inc.*	52,353
45,252	QUALCOMM, Inc.	2,207,845
1,280	ViaSat, Inc.*	79,334
6,778	Viavi Solutions, Inc.*	43,108
		8,814,242
	Electronic Equipment, Instruments & Components — 0.7%
4,054	CDW Corp.	175,011
35,308	Corning, Inc.	661,319
4,488	Ingram Micro, Inc., Class A	138,814
1,017	Tech Data Corp.*	68,800
		1,043,944
	Health Care Technology — 0.7%
5,441	Allscripts Healthcare Solutions, Inc.*	82,866
1,113	athenahealth, Inc.*	186,706
8,846	Cerner Corp.*	527,222
4,256	IMS Health Holdings, Inc.*	117,976
1,592	Medidata Solutions, Inc.*	72,961
		987,731
	Household Durables — 0.1%
3,409	Garmin Ltd.	129,031
	Internet & Catalog Retail — 0.1%
2,764	HomeAway, Inc.*	97,735
Shares		Value
	Common Stocks (a) (continued)
	Internet Software & Services — 15.5%
5,144	Akamai Technologies, Inc.*	$296,346
8,349	Alphabet, Inc., Class A*	6,369,035
8,518	Alphabet, Inc., Class C*	6,325,467
965	Demandware, Inc.*	49,360
32,280	eBay, Inc.*	955,165
65,082	Facebook, Inc., Class A*	6,784,148
2,222	IAC/InterActiveCorp	139,519
1,325	j2 Global, Inc.	106,623
5,748	Pandora Media, Inc.*	79,322
3,297	Rackspace Hosting, Inc.*	94,360
16,406	Twitter, Inc.*	416,712
2,877	VeriSign, Inc.*	257,319
24,944	Yahoo!, Inc.*	843,357
1,276	Zillow Group, Inc., Class A*	33,214
2,990	Zillow Group, Inc., Class C*	73,703
		22,823,650
	IT Services — 4.3%
4,453	Amdocs Ltd.	251,906
697	CACI International, Inc., Class A*	69,881
17,555	Cognizant Technology Solutions Corp., Class A*	1,133,702
3,984	Computer Sciences Corp.	124,819
3,984	CSRA, Inc.*	125,536
970	DST Systems, Inc.	118,612
1,183	EPAM Systems, Inc.*	93,138
2,391	Gartner, Inc.*	223,080
25,955	International Business Machines Corp.	3,618,646
1,847	Leidos Holdings, Inc.	106,997
1,207	Science Applications International Corp.	60,640
3,831	Teradata Corp.*	114,585
4,210	Vantiv, Inc., Class A*	221,909
3,292	VeriFone Systems, Inc.*	94,414
		6,357,865
	Semiconductors & Semiconductor Equipment — 10.2%
18,177	Advanced Micro Devices, Inc.*	42,898
8,711	Altera Corp.	459,941
9,034	Analog Devices, Inc.	556,765
34,579	Applied Materials, Inc.	649,048
12,050	Atmel Corp.	104,232
7,483	Avago Technologies Ltd.	976,157
16,100	Broadcom Corp., Class A	879,543
1,603	Cavium, Inc.*	107,577
2,975	Cree, Inc.*	82,229
9,655	Cypress Semiconductor Corp.*	104,467
3,325	Fairchild Semiconductor International, Inc.*	64,971

See accompanying notes to the financial statements.

220 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
3,225	Freescale Semiconductor Ltd.*	$125,485
4,270	Integrated Device Technology, Inc.*	119,731
136,919	Intel Corp.	4,760,674
4,537	KLA-Tencor Corp.	301,574
4,556	Lam Research Corp.	356,279
6,905	Linear Technology Corp.	315,697
13,566	Marvell Technology Group Ltd.	120,195
8,148	Maxim Integrated Products, Inc.	315,898
6,080	Microchip Technology, Inc.	293,542
31,002	Micron Technology, Inc.*	493,862
2,749	Microsemi Corp.*	98,991
14,747	NVIDIA Corp.	467,775
11,891	ON Semiconductor Corp.*	130,325
4,071	Qorvo, Inc.*	236,403
1,914	Semtech Corp.*	38,471
1,151	Silicon Laboratories, Inc.*	62,281
5,493	Skyworks Solutions, Inc.	456,029
9,074	SunEdison, Inc.*	28,946
1,049	Synaptics, Inc.*	94,169
6,072	Teradyne, Inc.	126,176
29,561	Texas Instruments, Inc.	1,718,085
7,449	Xilinx, Inc.	370,141
		15,058,557
	Software — 17.5%
3,393	ACI Worldwide, Inc.*	79,803
14,333	Adobe Systems, Inc.*	1,310,896
2,596	ANSYS, Inc.*	241,973
2,460	Aspen Technology, Inc.*	108,117
6,515	Autodesk, Inc.*	413,507
1,350	Blackbaud, Inc.	83,403
9,024	CA, Inc.	253,665
8,392	Cadence Design Systems, Inc.*	187,142
4,610	CDK Global, Inc.	218,560
4,628	Citrix Systems, Inc.*	354,829
1,218	CommVault Systems, Inc.*	49,914
897	Fair Isaac Corp.	85,439
4,087	FireEye, Inc.*	93,511
4,190	Fortinet, Inc.*	150,924
2,032	Guidewire Software, Inc.*	120,559
7,987	Intuit, Inc.	800,297
2,115	Manhattan Associates, Inc.*	162,009
2,870	Mentor Graphics Corp.	53,755
230,348	Microsoft Corp.	12,519,414
1,070	NetSuite, Inc.*	91,378
7,231	Nuance Communications, Inc.*	151,345
93,662	Oracle Corp.	3,650,008
1,153	Proofpoint, Inc.*	84,526
3,288	PTC, Inc.*	118,500
2,661	Qlik Technologies, Inc.*	84,646
5,284	Red Hat, Inc.*	430,170
17,868	salesforce.com, Inc.*	1,423,901
Shares		Value
	Common Stocks (a) (continued)
4,226	ServiceNow, Inc.*	$367,704
1,798	SolarWinds, Inc.*	105,057
1,930	Solera Holdings, Inc.	103,718
3,621	Splunk, Inc.*	215,450
2,256	SS&C Technologies Holdings, Inc.	162,206
19,705	Symantec Corp.	385,824
4,492	Synopsys, Inc.*	224,959
1,513	Tableau Software, Inc., Class A*	146,806
932	Tyler Technologies, Inc.*	166,306
823	Ultimate Software Group, Inc. (The)*	162,543
1,767	Verint Systems, Inc.*	82,784
2,250	VMware, Inc., Class A*	138,173
3,110	Workday, Inc., Class A*	260,338
		25,844,059
	Technology Hardware, Storage & Peripherals — 16.3%
3,065	3D Systems Corp.*	27,953
164,243	Apple, Inc.	19,429,947
1,871	Diebold, Inc.	64,868
1,363	Electronics For Imaging, Inc.*	66,896
55,434	EMC Corp.	1,404,697
52,027	Hewlett Packard Enterprise Co.*	773,121
52,027	HP, Inc.	652,419
1,774	Lexmark International, Inc., Class A	60,919
4,548	NCR Corp.*	123,296
8,643	NetApp, Inc.	264,994
5,888	SanDisk Corp.	434,947
8,699	Seagate Technology PLC	312,642
6,636	Western Digital Corp.	414,153
		24,030,852
	Total Common Stocks (Cost $101,720,379)	105,313,292
Principal Amount
	Repurchase Agreements (a)(b) — 5.9%
$8,677,783	Repurchase Agreements with various counterparties,rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $8,677,808	8,677,783
	Total Repurchase Agreements (Cost $8,677,783)	8,677,783
	Total Investment Securities (Cost $110,398,162) — 77.4%	113,991,075
	Other assets less liabilities — 22.6%	33,223,587
	Net Assets — 100.0%	$147,214,662

*  Non-income producing security.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 221

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $56,157,566.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,934,966
Aggregate gross unrealized depreciation	(5,379,659)
Net unrealized appreciation	$3,555,307
Federal income tax cost of investments	$110,435,768

Swap Agreements1

Ultra Technology had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$314,666	11/06/17	Bank of America, N.A.	0.13%	iShares® U.S. Technology ETF	$(332,312)
7,451,101	11/06/17	Bank of America, N.A.	0.59%	Dow Jones U.S. TechnologySM Index	(48,007)
7,765,767					(380,319)	$273,069	$107,250	$—
10,309,614	02/08/16	Citibank, N.A.	0.46%	Dow Jones U.S. TechnologySM Index	6,478,751	(6,457,471)	(21,280)	—
7,907,420	04/06/16	Credit Suisse International	0.49%	Dow Jones U.S. TechnologySM Index	1,658,232	—	(1,627,363)	30,869
10,810,837	01/06/16	Deutsche Bank AG	0.36%	Dow Jones U.S. TechnologySM Index	8,085,891	—	(8,085,891)	—
4,607,429	11/07/16	Goldman Sachs International	0.19%	iShares® U.S. Technology ETF	691,227
58,637,153	11/07/16	Goldman Sachs International	0.66%	Dow Jones U.S. TechnologySM Index	8,878,926
63,244,582					9,570,153	(9,570,153)	—	—
4,850,396	11/06/17	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. TechnologySM Index	(55,950)
49,457,748	01/06/17	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Technology ETF	5,826,391
54,308,144					5,770,441	(5,770,441)	—	—
6,662,347	11/06/17	Societe Generale	0.59%	Dow Jones U.S. TechnologySM Index	(34,254)	33,803	451	—
28,276,837	12/07/15	UBS AG	0.49%	Dow Jones U.S. TechnologySM Index	1,351,372	(1,351,372)	—	—
$189,285,548					$32,500,267

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

222 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 76.0%
	Communications Equipment — 2.3%
8,963	Ruckus Wireless, Inc.*	$102,627
	Diversified Telecommunication Services — 52.4%
11,759	8x8, Inc.*	138,756
11,054	AT&T, Inc.	372,188
1,300	Atlantic Tele-Network, Inc.	102,271
7,222	CenturyLink, Inc.	194,489
27,625	Cincinnati Bell, Inc.*	104,146
5,076	Consolidated Communications Holdings, Inc.	110,606
29,011	Frontier Communications Corp.	144,765
5,001	General Communication, Inc., Class A*	103,871
49,314	Globalstar, Inc.*	107,505
11,343	inContact, Inc.*	111,955
12,966	Iridium Communications, Inc.*	105,932
4,137	Level 3 Communications, Inc.*	210,284
7,815	Verizon Communications, Inc.	355,192
18,241	Vonage Holdings Corp.*	117,654
12,567	Windstream Holdings, Inc.	78,292
		2,357,906
	Wireless Telecommunication Services — 21.3%
11,132	NII Holdings, Inc.*	76,922
1,679	SBA Communications Corp., Class A*	176,564
2,479	Shenandoah Telecommunications Co.	119,686
4,817	Spok Holdings, Inc.	88,970
28,577	Sprint Corp.*	104,306
4,691	Telephone & Data Systems, Inc.	132,708
4,564	T-Mobile US, Inc.*	162,022
2,376	United States Cellular Corp.*	99,056
		960,234
	Total Common Stocks (Cost $3,268,180)	3,420,767
No. of Rights
	Right — 0.4%
6,893	Leap Wireless International, Inc.*^(c)	17,370
		17,370
	Total Right (Cost $—)	17,370
Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.2%
$321,930	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $321,930	$321,930
	Total Repurchase Agreements (Cost $321,930)	321,930
	Total Investment Securities (Cost $3,590,110) — 83.6%	3,760,067
	Other assets less liabilities — 16.4%	736,358
	Net Assets — 100.0%	$4,496,425

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $17,370 or 0.39% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $1,236,309.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)  Security has been deemed illiquid at November 30, 2015.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,146
Aggregate gross unrealized depreciation	(207,192)
Net unrealized appreciation	$145,954
Federal income tax cost of investments	$3,614,113

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 223

Swap Agreements1

Ultra Telecommunications had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$192,892	01/06/17	Bank of America, N.A.	(0.12)%	iShares® U.S. Telecommunications ETF	$27,838
471,383	11/06/17	Bank of America, N.A.	0.34%	Dow Jones U.S. Select TelecommunicationsSM Index	(3,855)
664,275					23,983	$(23,983)	$—	$—
1,201,698	09/07/16	Citibank, N.A.	0.46%	Dow Jones U.S. Select TelecommunicationsSM Index	122,549	—	—	122,549
184,379	12/07/15	Credit Suisse International	0.49%	Dow Jones U.S. Select TelecommunicationsSM Index	11,634	—	—	11,634
466,972	11/07/16	Deutsche Bank AG	0.06%	iShares® U.S. Telecommunications ETF	36,246
1,361,780	03/07/16	Deutsche Bank AG	0.36%	Dow Jones U.S. Select TelecommunicationsSM Index	166,800
1,828,752					203,046	—	(203,046)	—
233,261	11/07/16	Goldman Sachs International	0.66%	Dow Jones U.S. Select TelecommunicationsSM Index	22,250	—	—	22,250
70,943	11/06/17	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. Select TelecommunicationsSM Index	(792)
530,242	11/07/16	Morgan Stanley & Co. International PLC	0.04%	iShares® U.S. Telecommunications ETF	18,058
601,185					17,266	—	—	17,266
371,841	11/06/17	Societe Generale	0.59%	Dow Jones U.S. Select TelecommunicationsSM Index	(3,943)	—	—	(3,943)
492,255	02/08/16	UBS AG	0.39%	Dow Jones U.S. Select TelecommunicationsSM Index	303,636	(297,578)	—	6,058
$5,577,646					$700,421

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

224 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 79.5%
	Electric Utilities — 42.1%
878	ALLETE, Inc.	$44,734
9,452	American Electric Power Co., Inc.	529,407
1,165	Cleco Corp.	58,378
13,263	Duke Energy Corp.	898,701
6,278	Edison International	372,662
779	El Paso Electric Co.	30,108
3,459	Entergy Corp.	230,473
6,111	Eversource Energy	311,355
17,718	Exelon Corp.	483,879
8,140	FirstEnergy Corp.	255,515
2,974	Great Plains Energy, Inc.	80,268
2,070	Hawaiian Electric Industries, Inc.	59,161
970	IDACORP, Inc.	65,999
3,009	ITC Holdings Corp.	110,972
8,868	NextEra Energy, Inc.	885,559
4,884	Pepco Holdings, Inc.	125,372
2,135	Pinnacle West Capital Corp.	135,274
1,535	PNM Resources, Inc.	44,515
1,710	Portland General Electric Co.	63,133
12,909	PPL Corp.	439,422
17,503	Southern Co. (The)	779,584
1,091	UIL Holdings Corp.	55,477
2,722	Westar Energy, Inc.	116,175
9,773	Xcel Energy, Inc.	348,505
		6,524,628
	Gas Utilities — 5.5%
2,314	AGL Resources, Inc.	144,787
1,953	Atmos Energy Corp.	121,692
1,629	National Fuel Gas Co.	74,478
1,648	New Jersey Resources Corp.	49,522
1,005	ONE Gas, Inc.	48,994
1,526	Piedmont Natural Gas Co., Inc.	88,737
3,386	Questar Corp.	64,165
1,321	South Jersey Industries, Inc.	30,330
907	Southwest Gas Corp.	50,865
3,329	UGI Corp.	115,416
958	WGL Holdings, Inc.	59,070
		848,056
	Independent Power and Renewable Electricity Producers — 2.3%
13,157	AES Corp. (The)	131,438
6,383	Calpine Corp.*	94,341
2,272	Dynegy, Inc.*	36,625
6,371	NRG Energy, Inc.	78,745
1,238	Talen Energy Corp.*	9,644
		350,793
	Multi-Utilities — 27.7%
2,182	Alliant Energy Corp.	131,335
4,675	Ameren Corp.	204,578
Shares		Value
	Common Stocks (a) (continued)
1,200	Avista Corp.	$41,532
970	Black Hills Corp.	41,632
8,290	CenterPoint Energy, Inc.	140,515
5,331	CMS Energy Corp.	186,692
5,643	Consolidated Edison, Inc.	350,712
11,451	Dominion Resources, Inc.	771,454
3,458	DTE Energy Co.	278,334
6,124	NiSource, Inc.	117,519
907	NorthWestern Corp.	49,459
9,425	PG&E Corp.	496,980
9,747	Public Service Enterprise Group, Inc.	381,108
2,754	SCANA Corp.	162,872
4,538	Sempra Energy	450,306
4,532	TECO Energy, Inc.	119,282
1,593	Vectren Corp.	67,814
6,083	WEC Energy Group, Inc.	300,014
		4,292,138
	Water Utilities — 1.9%
3,473	American Water Works Co., Inc.	200,601
3,407	Aqua America, Inc.	99,995
		300,596
	Total Common Stocks (Cost $14,143,717)	12,316,211
Principal Amount
	Repurchase Agreements (a)(b) — 21.3%
$3,292,288	Repurchase Agreements with various counterparties,rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $3,292,297	3,292,288
	Total Repurchase Agreements (Cost $3,292,288)	3,292,288
	Total Investment Securities (Cost $17,436,005) — 100.8%	15,608,499
	Liabilities in excess of other assets — (0.8%)	(125,938)
	Net Assets — 100.0%	$15,482,561

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $6,438,113.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA UTILITIES UPW :: 225

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,874
Aggregate gross unrealized depreciation	(1,933,605)
Net unrealized depreciation	$(1,838,731)
Federal income tax cost of investments	$17,447,230

Swap Agreements1

Ultra Utilities had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,090,012	11/06/17	Bank of America, N.A.	0.03%	iShares® U.S. Utilities ETF	$51,365
3,669,611	11/06/17	Bank of America, N.A.	0.49%	Dow Jones U.S. UtilitiesSM Index	38,372
6,759,623					89,737	$(16,977)	$—	$72,760
1,106,467	04/06/16	Credit Suisse International	0.49%	Dow Jones U.S. UtilitiesSM Index	740,638	—	(740,638)	—
2,527,505	11/06/17	Deutsche Bank AG	0.26%	Dow Jones U.S. UtilitiesSM Index	54,128	—	—	54,128
494,538	11/06/17	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. UtilitiesSM Index	8,127
746,132	11/07/16	Morgan Stanley & Co. International PLC	0.04%	iShares® U.S. Utilities ETF	(27,259)
1,240,670					(19,132)	—	19,132	—
1,997,868	11/06/17	Societe Generale	0.59%	Dow Jones U.S. UtilitiesSM Index	(42,508)	40,337	2,171	—
5,073,405	11/07/16	UBS AG	0.49%	Dow Jones U.S. UtilitiesSM Index	(1,187,268)	1,126,267	61,001	—
$18,705,538					$(364,405)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

226 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 79.4%
	Biotechnology — 63.1%
6,440	ACADIA Pharmaceuticals, Inc.*	$244,398
2,114	Acceleron Pharma, Inc.*	90,627
8,721	Achillion Pharmaceuticals, Inc.*	88,780
2,740	Acorda Therapeutics, Inc.*	104,641
1,830	Aegerion Pharmaceuticals, Inc.*	18,739
2,394	Agios Pharmaceuticals, Inc.*	154,628
1,847	Akebia Therapeutics, Inc.*	19,818
2,782	Alder Biopharmaceuticals, Inc.*	103,657
9,674	Alexion Pharmaceuticals, Inc.*	1,726,229
9,552	Alkermes PLC*	700,735
5,410	Alnylam Pharmaceuticals, Inc.*	562,965
2,179	AMAG Pharmaceuticals, Inc.*	58,005
21,950	Amgen, Inc.	3,536,145
7,584	Amicus Therapeutics, Inc.*	81,376
2,815	Anacor Pharmaceuticals, Inc.*	328,595
15,489	Arena Pharmaceuticals, Inc.*	37,019
12,078	ARIAD Pharmaceuticals, Inc.*	77,420
9,090	Array BioPharma, Inc.*	35,996
1,642	Avalanche Biotechnologies, Inc.*	17,208
4,683	BioCryst Pharmaceuticals, Inc.*	49,687
11,206	Biogen, Inc.*	3,214,553
10,300	BioMarin Pharmaceutical, Inc.*	982,311
2,319	Bluebird Bio, Inc.*	205,811
1,737	Cara Therapeutics, Inc.*	28,747
28,215	Celgene Corp.*	3,088,132
1,529	Celladon Corp.*	2,722
6,304	Celldex Therapeutics, Inc.*	113,535
2,818	ChemoCentryx, Inc.*	21,276
2,946	Chimerix, Inc.*	119,018
2,443	Clovis Oncology, Inc.*	76,832
1,402	Concert Pharmaceuticals, Inc.*	32,148
9,358	Dyax Corp.*	314,990
1,197	Enanta Pharmaceuticals, Inc.*	37,705
2,643	Epizyme, Inc.*	42,579
14,414	Exelixis, Inc.*	82,448
1,650	Five Prime Therapeutics, Inc.*	63,442
2,198	Foundation Medicine, Inc.*	37,388
2,077	Genomic Health, Inc.*	62,975
10,111	Geron Corp.*	51,566
31,709	Gilead Sciences, Inc.	3,359,886
5,094	Grifols S.A. (ADR)	177,016
8,170	Halozyme Therapeutics, Inc.*	145,426
5,560	ImmunoGen, Inc.*	75,449
6,050	Immunomedics, Inc.*	19,904
11,540	Incyte Corp.*	1,318,330
3,145	Infinity Pharmaceuticals, Inc.*	27,739
4,611	Inovio Pharmaceuticals, Inc.*	34,168
3,949	Insmed, Inc.*	64,408
4,594	Insys Therapeutics, Inc.*	146,365
Shares		Value
	Common Stocks (a) (continued)
1,547	Intercept Pharmaceuticals, Inc.*	$273,061
8,100	Ironwood Pharmaceuticals, Inc.*	98,820
7,670	Isis Pharmaceuticals, Inc.*	468,177
2,283	Karyopharm Therapeutics, Inc.*	42,692
2,796	Kite Pharma, Inc.*	230,307
6,625	Lexicon Pharmaceuticals, Inc.*	91,160
1,269	Ligand Pharmaceuticals, Inc.*	135,885
2,186	MacroGenics, Inc.*	75,592
26,473	MannKind Corp.*	52,946
10,447	Medivation, Inc.*	441,699
7,124	Merrimack Pharmaceuticals, Inc.*	67,037
4,400	Momenta Pharmaceuticals, Inc.*	78,584
4,386	Myriad Genetics, Inc.*	190,791
5,491	Neurocrine Biosciences, Inc.*	298,546
1,839	NewLink Genetics Corp.*	67,307
17,240	Novavax, Inc.*	147,574
1,922	OncoMed Pharmaceuticals, Inc.*	43,918
2,221	Ophthotech Corp.*	141,189
9,297	Orexigen Therapeutics, Inc.*	22,220
2,202	Osiris Therapeutics, Inc.	22,593
10,497	PDL BioPharma, Inc.	39,731
3,361	Portola Pharmaceuticals, Inc.*	166,739
4,456	Progenics Pharmaceuticals, Inc.*	29,944
2,006	Prothena Corp. PLC*	141,503
2,191	PTC Therapeutics, Inc.*	65,818
3,378	QLT, Inc.*	9,695
2,736	Radius Health, Inc.*	166,376
5,191	Raptor Pharmaceutical Corp.*	32,807
6,181	Regeneron Pharmaceuticals, Inc.*	3,365,555
3,320	Regulus Therapeutics, Inc.*	33,432
2,104	Repligen Corp.*	59,817
2,286	Retrophin, Inc.*	51,092
1,843	Sage Therapeutics, Inc.*	88,317
4,467	Sangamo BioSciences, Inc.*	36,987
2,654	Sarepta Therapeutics, Inc.*	97,561
8,912	Seattle Genetics, Inc.*	374,126
3,568	Sinovac Biotech Ltd.*	19,053
4,304	Spectrum Pharmaceuticals, Inc.*	25,824
7,191	Synergy Pharmaceuticals, Inc.*	45,159
8,724	Synta Pharmaceuticals Corp.*	3,733
2,473	Ultragenyx Pharmaceutical, Inc.*	243,145
2,912	United Therapeutics Corp.*	444,459
2,704	Vanda Pharmaceuticals, Inc.*	26,661
2,359	Verastem, Inc.*	5,355
1,877	Versartis, Inc.*	23,744
13,063	Vertex Pharmaceuticals, Inc.*	1,689,830
7,582	XOMA Corp.*	10,084
1,734	Zafgen, Inc.*	29,322
		32,299,504

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 227

Shares		Value
	Common Stocks (a) (continued)
	Health Care Equipment & Supplies — 0.1%
6,188	Cerus Corp.*	$35,086
	Life Sciences Tools & Services — 4.7%
5,104	Affymetrix, Inc.*	48,335
2,267	Albany Molecular Research, Inc.*	45,159
2,376	Bio-Techne Corp.	216,715
3,226	Compugen Ltd.*	24,518
8,430	Illumina, Inc.*	1,550,277
2,752	Luminex Corp.*	59,223
4,793	Pacific Biosciences of California, Inc.*	49,032
14,887	QIAGEN N.V.*	393,612
7,576	Sequenom, Inc.*	13,485
		2,400,356
	Pharmaceuticals — 11.5%
2,837	AcelRx Pharmaceuticals, Inc.*	16,228
1,643	Aerie Pharmaceuticals, Inc.*	45,084
7,317	Akorn, Inc.*	243,656
2,840	Alimera Sciences, Inc.*	8,747
2,899	Amphastar Pharmaceuticals, Inc.*	44,500
732	ANI Pharmaceuticals, Inc.*	32,076
2,236	Aratana Therapeutics, Inc.*	13,103
2,805	Cempra, Inc.*	89,507
3,856	Depomed, Inc.*	74,961
13,315	Endo International PLC*	818,606
2,684	Endocyte, Inc.*	12,427
2,530	Flamel Technologies S.A. (ADR)*	36,356
959	GW Pharmaceuticals PLC (ADR)*	83,136
10,179	Horizon Pharma PLC*	219,154
4,623	Impax Laboratories, Inc.*	203,689
3,922	Jazz Pharmaceuticals PLC*	574,926
4,269	Medicines Co. (The)*	179,341
31,429	Mylan N.V.*	1,612,308
8,464	Nektar Therapeutics*	132,546
2,422	Omeros Corp.*	38,389
2,343	Pacira Pharmaceuticals, Inc.*	151,709
3,903	Pernix Therapeutics Holdings, Inc.*	11,709
2,093	POZEN, Inc.*	15,886
2,659	Relypsa, Inc.*	59,854
1,762	Revance Therapeutics, Inc.*	68,383
2,090	Sagent Pharmaceuticals, Inc.*	32,040
3,213	SciClone Pharmaceuticals, Inc.*	29,463
3,135	Shire PLC (ADR)	653,208
2,893	Sucampo Pharmaceuticals, Inc., Class A*	49,615
3,098	Supernus Pharmaceuticals, Inc.*	50,064
2,329	Tetraphase Pharmaceuticals, Inc.*	24,990
Shares		Value
	Common Stocks (a) (continued)
2,417	Theravance Biopharma, Inc.*	$45,367
7,489	Theravance, Inc.	69,273
6,651	VIVUS, Inc.*	8,314
4,033	XenoPort, Inc.*	24,359
1,606	ZS Pharma, Inc.*	144,476
		5,917,450
	Total Common Stocks (Cost $41,362,858)	40,652,396
Principal Amount
	Repurchase Agreements (a)(b) — 8.5%
$4,344,836	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $4,344,848	4,344,836
	Total Repurchase Agreements (Cost $4,344,836)	4,344,836
	Total Investment Securities (Cost $45,707,694) — 87.9%	44,997,232
	Other assets less liabilities — 12.1%	6,180,752
	Net Assets — 100.0%	$51,177,984

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $2,528,626.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,560,089
Aggregate gross unrealized depreciation	(2,324,427)
Net unrealized depreciation	$(764,338)
Federal income tax cost of investments	$45,761,570

See accompanying notes to the financial statements.

228 :: UBIO ULTRAPRO NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Nasdaq Biotechnology had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$43,107,991	01/06/17	Bank of America, N.A.	0.34%	NASDAQ Biotechnology Index®	$1,803,883	$(1,803,883)	$—	$—
458,471	11/07/16	Deutsche Bank AG	0.26%	NASDAQ Biotechnology Index®	(31,537)	—	—	(31,537)
95,313	11/07/16	Goldman Sachs International	0.66%	NASDAQ Biotechnology Index®	(4,758)	—	—	(4,758)
69,036,528	07/06/17	Societe Generale	0.09%	NASDAQ Biotechnology Index®	4,751,453	—	(4,751,453)	—
183,637	11/07/16	UBS AG	0.19%	NASDAQ Biotechnology Index®	(389,192)	305,177	84,015	—
$112,881,940					$6,129,849

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 229

Shares		Value
	Common Stocks (a) — 76.7%
	Banks — 28.1%
33,656	Bank of America Corp.	$586,624
2,506	BB&T Corp.	96,782
9,677	Citigroup, Inc.	523,429
572	Comerica, Inc.	26,512
2,582	Fifth Third Bancorp	53,370
2,582	Huntington Bancshares, Inc./OH	30,183
11,889	JPMorgan Chase & Co.	792,758
2,703	KeyCorp	35,436
514	M&T Bank Corp.	64,420
997	People's United Financial, Inc.	16,700
1,651	PNC Financial Services Group, Inc. (The)	157,687
4,260	Regions Financial Corp.	43,196
1,666	SunTrust Banks, Inc.	72,338
5,322	U.S. Bancorp	233,583
15,018	Wells Fargo & Co.	827,492
656	Zions Bancorp.	19,654
		3,580,164
	Capital Markets — 10.2%
175	Affiliated Managers Group, Inc.*	31,015
573	Ameriprise Financial, Inc.	64,720
3,557	Bank of New York Mellon Corp. (The)	155,939
412	BlackRock, Inc.	149,853
3,849	Charles Schwab Corp. (The)	129,750
933	E*TRADE Financial Corp.*	28,391
1,243	Franklin Resources, Inc.	52,106
1,294	Goldman Sachs Group, Inc. (The)	245,886
1,378	Invesco Ltd.	46,425
353	Legg Mason, Inc.	15,666
4,898	Morgan Stanley	168,001
704	Northern Trust Corp.	52,758
1,312	State Street Corp.	95,225
824	T. Rowe Price Group, Inc.	62,748
		1,298,483
	Consumer Finance — 4.0%
2,736	American Express Co.	196,007
1,744	Capital One Financial Corp.	136,922
1,400	Discover Financial Services	79,464
1,203	Navient Corp.	14,328
2,681	Synchrony Financial*	85,336
		512,057
	Diversified Financial Services — 9.3%
6,023	Berkshire Hathaway, Inc., Class B*	807,624
1,086	CME Group, Inc.	106,048
355	Intercontinental Exchange, Inc.	92,243
1,084	Leucadia National Corp.	19,165
876	McGraw Hill Financial, Inc.	84,508
Shares		Value
	Common Stocks (a) (continued)
560	Moody's Corp.	$57,747
380	Nasdaq, Inc.	22,276
		1,189,611
	Insurance — 12.8%
1,041	ACE Ltd.	119,559
1,385	Aflac, Inc.	90,357
1,287	Allstate Corp. (The)	80,772
4,160	American International Group, Inc.	264,493
900	Aon PLC	85,266
215	Assurant, Inc.	18,387
730	Chubb Corp. (The)	95,287
475	Cincinnati Financial Corp.	29,027
1,334	Hartford Financial Services Group, Inc. (The)	60,884
807	Lincoln National Corp.	44,377
922	Loews Corp.	34,935
1,704	Marsh & McLennan Cos., Inc.	94,231
3,591	MetLife, Inc.	183,464
881	Principal Financial Group, Inc.	45,336
1,884	Progressive Corp. (The)	58,065
1,450	Prudential Financial, Inc.	125,497
374	Torchmark Corp.	22,672
1,001	Travelers Cos., Inc. (The)	114,685
793	Unum Group	29,087
972	XL Group PLC	37,111
		1,633,492
	Real Estate Investment Trusts — 12.0%
1,361	American Tower Corp.	135,256
502	Apartment Investment & Management Co., Class A	19,131
3	ARMOUR Residential REIT, Inc.	64
427	AvalonBay Communities, Inc.	77,624
494	Boston Properties, Inc.	61,745
1,073	Crown Castle International Corp.	92,181
189	Equinix, Inc.	56,039
1,171	Equity Residential	93,469
211	Essex Property Trust, Inc.	48,697
1,879	General Growth Properties, Inc.	47,858
1,487	HCP, Inc.	52,833
2,415	Host Hotels & Resorts, Inc.	40,089
617	Iron Mountain, Inc.	17,140
1,328	Kimco Realty Corp.	34,648
433	Macerich Co. (The)	33,839
1	NorthStar Realty Europe Corp.*	10
1	NorthStar Realty Finance Corp.	9
562	Plum Creek Timber Co., Inc.	28,555
1,685	Prologis, Inc.	72,034
473	Public Storage	113,548
802	Realty Income Corp.	39,795
995	Simon Property Group, Inc.	185,309

See accompanying notes to the financial statements.

230 :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
320	SL Green Realty Corp.	$37,786
1,069	Ventas, Inc.	57,020
570	Vornado Realty Trust	55,153
1,131	Welltower, Inc.	71,468
1,653	Weyerhaeuser Co.	53,177
		1,524,477
	Real Estate Management & Development — 0.3%
932	CBRE Group, Inc., Class A*	34,922
	Total Common Stocks (Cost $9,933,252)	9,773,206
Principal Amount
	Repurchase Agreements (a)(b) — 24.2%
$3,085,487	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $3,085,495	3,085,487
	Total Repurchase Agreements (Cost $3,085,487)	3,085,487
	Total Investment Securities (Cost $13,018,739) — 100.9%	12,858,693
	Liabilities in excess of other assets — (0.9%)	(109,844)
	Net Assets — 100.0%	$12,748,849

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $6,913,744.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,596
Aggregate gross unrealized depreciation	(265,889)
Net unrealized depreciation	$(176,293)
Federal income tax cost of investments	$13,034,986

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRAPRO FINANCIAL SELECT SECTOR FINU :: 231

Swap Agreements1

UltraPro Financial Select Sector had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$563,234	11/06/17	Bank of America, N.A.	0.64%	S&P Financial Select Sector Index	$436	$—	$—	$436
15,245,454	11/06/17	Credit Suisse International	0.64%	S&P Financial Select Sector Index	40,521	—	—	40,521
3,215,333	11/06/17	Deutsche Bank AG	0.31%	S&P Financial Select Sector Index	(19,324)	—	19,324	—
900,125	11/06/17	Goldman Sachs International	0.66%	S&P Financial Select Sector Index	2,385	—	—	2,385
4,766,430	11/06/17	Morgan Stanley & Co. International PLC	0.59%	S&P Financial Select Sector Index	12,179	—	—	12,179
1,251,544	11/06/17	Societe Generale	0.69%	S&P Financial Select Sector Index	6,440	—	—	6,440
2,552,722	11/06/17	UBS AG	0.44%	S&P Financial Select Sector Index	622	—	—	622
$28,494,842					$43,259

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

232 :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.4%
	U.S. Treasury Bills
$4,700,000	0.00%, due 12/10/15	$4,699,976
5,000,000	0.00%, due 03/31/16	4,996,555
	Total U.S. Government & Agency Securities (Cost $9,697,707)	9,696,531
	Repurchase Agreements (a)(b) — 76.1%
26,885,762	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $26,885,841	26,885,762
	Total Repurchase Agreements (Cost $26,885,762)	26,885,762
	Total Investment Securities (Cost $36,583,469) — 103.5%	36,582,293
	Liabilities in excess of other assets — (3.5%)	(1,248,636)
	Net Assets — 100.0%	$35,333,657

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $9,583,427.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,176)
Net unrealized depreciation	$(1,176)
Federal income tax cost of investments	$36,583,469

Swap Agreements1,5

Ultra MSCI EAFE had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$4,068,769	11/07/16	Bank of America, N.A.	0.34%	iShares® MSCI EAFE ETF	$(354,383)	$—	$354,383	$—
269,199	11/06/17	Citibank, N.A.	0.56%	iShares® MSCI EAFE ETF	2,647	—	—	2,647
47,593,376	11/07/16	Credit Suisse International	(0.11)%	iShares® MSCI EAFE ETF	(1,549,555)	1,549,555	—	—
7,991,667	02/08/16	Deutsche Bank AG	0.36%	iShares® MSCI EAFE ETF	(969,879)	969,879	—	—
611,268	11/07/17	Goldman Sachs International	0.71%	iShares® MSCI EAFE ETF	20,650	—	—	20,650
7,964,653	11/06/17	Morgan Stanley & Co. International PLC	0.34%	iShares® MSCI EAFE ETF	(76,583)	54,961	9,000	(12,622)
1,048,542	11/06/17	Societe Generale	0.59%	iShares® MSCI EAFE ETF	850,618	—	(10,000)	840,618
1,104,062	11/06/17	UBS AG	0.39%	iShares® MSCI EAFE ETF	11,294	—	—	11,294
$70,651,536					$(2,065,191)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA MSCI EAFE EFO :: 233

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 93.8%
	U.S. Treasury Bills
$14,000,000	0.00%, due 01/07/16	$13,998,177
1,000,000	0.00%, due 01/21/16	999,777
1,000,000	0.00%, due 01/28/16	999,912
	Total U.S. Government & Agency Securities (Cost $15,997,866)	15,997,866
	Repurchase Agreements (a)(b) — 15.1%
2,580,435	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,580,443	2,580,435
	Total Repurchase Agreements (Cost $2,580,435)	2,580,435
	Total Investment Securities (Cost $18,578,301) † — 108.9%	18,578,301
	Liabilities in excess of other assets — (8.9%)	(1,515,435)
	Net Assets — 100.0%	$17,062,866

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $6,322,537.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Emerging Markets had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,751,029	11/07/16	Bank of America, N.A.	0.39%	iShares® MSCI Emerging Markets ETF	$(434,843)	$—	$434,843	$—
815,993	11/06/17	Citibank, N.A.	0.56%	iShares® MSCI Emerging Markets ETF	2,460	—	—	2,460
21,978,463	11/06/17	Credit Suisse International	0.19%	iShares® MSCI Emerging Markets ETF	(1,519,409)	1,076,409	443,000	—
5,112,770	11/06/17	Deutsche Bank AG	(0.09)%	iShares® MSCI Emerging Markets ETF	(344,065)	—	210,000	(134,065)
620,994	11/07/16	Goldman Sachs International	0.06%	iShares® MSCI Emerging Markets ETF	(199,020)	199,020	—	—
1,291,731	11/07/16	Morgan Stanley & Co. International PLC	(0.06)%	iShares® MSCI Emerging Markets ETF	(318,298)	—	318,298	—
1,215,205	11/07/16	Societe Generale	(0.16)%	iShares® MSCI Emerging Markets ETF	(341,586)	252,983	43,000	(45,603)
1,339,806	11/07/16	UBS AG	0.29%	iShares® MSCI Emerging Markets ETF	(1,189,590)	583,590	606,000	—
$34,125,991					$(4,344,351)

See accompanying notes to the financial statements.

234 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 235

Principal Amount		Value
	U.S. Government & Agency Security (a) — 41.3%
	U.S. Treasury Bill
$10,000,000	0.00%, due 04/21/16	$9,992,260
	Total U.S. Government & Agency Security (Cost $9,995,661)	9,992,260
	Repurchase Agreements (a)(b) — 26.5%
6,426,228	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,426,247	6,426,228
	Total Repurchase Agreements (Cost $6,426,228)	6,426,228
	Total Investment Securities (Cost $16,421,889) — 67.8%	16,418,488
	Other assets less liabilities — 32.2%	7,790,217
	Net Assets — 100.0%	$24,208,705

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $245,801.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,401)
Net unrealized depreciation	$(3,401)
Federal income tax cost of investments	$16,421,889

Swap Agreements1,5

Ultra FTSE Europe had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,099,150	11/07/16	Bank of America, N.A.	0.24%	Vanguard® FTSE Europe ETF Shares	$172,281	$(172,281)	$—	$—
1,056,067	11/06/17	Citibank, N.A.	0.36%	Vanguard® FTSE Europe ETF Shares	1,858	—	—	1,858
9,896,361	11/06/17	Credit Suisse International	(0.31)%	Vanguard® FTSE Europe ETF Shares	(161,463)	—	161,463	—
2,991,833	11/07/16	Deutsche Bank AG	0.41%	Vanguard® FTSE Europe ETF Shares	857,800	—	(850,001)	7,799
9,100,595	11/07/17	Goldman Sachs International	(0.04)%	Vanguard® FTSE Europe ETF Shares	34,382	—	—	34,382
13,305,551	11/07/16	Morgan Stanley & Co. International PLC	(0.31)%	Vanguard® FTSE Europe ETF Shares	(1,105,071)	232,071	873,000	—
1,085,955	02/08/16	Societe Generale	0.19%	Vanguard® FTSE Europe ETF Shares	699,672	—	(699,672)	—
9,821,473	11/06/17	UBS AG	(0.31)%	Vanguard® FTSE Europe ETF Shares	(8,299)	—	8,299	—
$48,356,985					$491,160

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

236 :: UPV ULTRA FTSE EUROPE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA FTSE EUROPE UPV :: 237

Principal Amount		Value
	Repurchase Agreements (a) — 54.2%
$759,905	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $759,906	$759,905
	Total Repurchase Agreements (Cost $759,905)	759,905
	Total Investment Securities (Cost $759,905) † — 54.2%	759,905
	Other assets less liabilities — 45.8%	642,815
	Net Assets — 100.0%	$1,402,720

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$255,386	11/06/17	Bank of America, N.A.	0.44%	iShares® MSCI Pacific ex Japan ETF	$(877)	$—	$877	$—
1,844,409	11/06/17	Credit Suisse International	0.29%	iShares® MSCI Pacific ex Japan ETF	(34,843)	—	34,843	—
153,227	11/06/17	Deutsche Bank AG	0.41%	iShares® MSCI Pacific ex Japan ETF	(2,461)	—	—	(2,461)
238,937	11/07/17	Goldman Sachs International	0.26%	iShares® MSCI Pacific ex Japan ETF	3,839	—	—	3,839
113,484	11/07/16	Morgan Stanley & Co. International PLC	0.39%	iShares® MSCI Pacific ex Japan ETF	(20,740)	—	20,740	—
				iShares® MSCI
54,382	11/07/16	Societe Generale	0.59%	Pacific ex Japan ETF	(11,717)	—	11,717	—
138,748	11/06/17	UBS AG	0.29%	iShares® MSCI Pacific ex Japan ETF	(939)	—	939	—
$2,798,573					$(67,738)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

238 :: UXJ ULTRA MSCI PACIFIC EX-JAPAN :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 60.1%
	U.S. Treasury Bill
$2,082,000	0.00%, due 12/03/15	$2,081,988
	Total U.S. Government & Agency Security (Cost $2,081,988)	2,081,988
	Repurchase Agreements (a)(b) — 70.4%
2,438,632	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $2,438,640	2,438,632
	Total Repurchase Agreements (Cost $2,438,632)	2,438,632
	Total Investment Securities (Cost $4,520,620) † — 130.5%	4,520,620
	Liabilities in excess of other assets — (30.5%)	(1,055,227)
	Net Assets — 100.0%	$3,465,393

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $1,882,994.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements1,5

Ultra MSCI Brazil Capped had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$757,212	11/06/17	Bank of America, N.A.	0.19%	iShares® MSCI Brazil Capped ETF	$(31,058)	$31,058	$—	$—
2,167,900	11/07/16	Credit Suisse International	(0.31)%	iShares® MSCI Brazil Capped ETF	(1,836,972)	1,041,972	795,000	—
1,653,224	11/06/17	Deutsche Bank AG	0.26%	iShares® MSCI Brazil Capped ETF	(172,882)	—	111,000	(61,882)
559,076	11/06/17	Morgan Stanley & Co. International PLC	0.39%	iShares® MSCI Brazil Capped ETF	(48,316)	—	48,316	—
417,321	11/06/17	Societe Generale	0.19%	iShares® MSCI Brazil Capped ETF	(29,333)	—	—	(29,333)
1,385,130	11/07/16	UBS AG	0.19%	iShares® MSCI Brazil Capped ETF	(1,056,197)	—	1,056,197	—
$6,939,863					$(3,174,758)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 :: ULTRA MSCI BRAZIL CAPPED UBR :: 239

Principal Amount		Value
	U.S. Government & Agency Security (a) — 20.1%
	U.S. Treasury Bill
$5,000,000	0.00%, due 02/18/16	$4,998,380
	Total U.S. Government & Agency Security (Cost $4,998,793)	4,998,380
	Repurchase Agreements (a)(b) — 44.5%
11,069,099	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $11,069,131	11,069,099
	Total Repurchase Agreements (Cost $11,069,099)	11,069,099
	Total Investment Securities (Cost $16,067,892) — 64.6%	16,067,479
	Other assets less liabilities — 35.4%	8,805,181
	Net Assets — 100.0%	$24,872,660

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $629,793.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(413)
Net unrealized depreciation	$(413)
Federal income tax cost of investments	$16,067,892

Swap Agreements1,5

Ultra FTSE China 50 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$7,363	11/07/16	Bank of America, N.A.	0.19%	iShares® China Large-Cap ETF	$(2,662)	$—	$—	$(2,662)
33,337,732	11/06/17	Credit Suisse International	(0.06)%	iShares® China Large-Cap ETF	(1,116,072)	—	1,116,072	—
2,629,731	11/06/17	Deutsche Bank AG	(0.04)%	iShares® China Large-Cap ETF	(98,287)	—	98,287	—
1,499,017	11/07/17	Goldman Sachs International	(1.34)%	iShares® China Large-Cap ETF	6,745	—	—	6,745
1,650,804	11/06/17	Morgan Stanley & Co. International PLC	(0.01)%	iShares® China Large-Cap ETF	(81,994)	—	81,994	—
1,490,801	11/07/16	Societe Generale	0.19%	iShares® China Large-Cap ETF	636,973	—	(636,973)	—
8,976,389	11/06/17	UBS AG	(0.81)%	iShares® China Large-Cap ETF	388,976	(285,045)	—	103,931
$49,591,837					$(266,321)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

240 :: XPP ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2015 :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security — 18.9%
	U.S. Treasury Bill
$3,000,000	0.00%, due 02/11/16	$2,999,190
	Total U.S. Government & Agency Security (Cost $2,999,304)	2,999,190
	Repurchase Agreements (a) — 45.1%
7,153,796	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $7,153,816	7,153,796
	Total Repurchase Agreements (Cost $7,153,796)	7,153,796
	Total Investment Securities (Cost $10,153,100) — 64.0%	10,152,986
	Other assets less liabilities — 36.0%	5,704,520
	Net Assets — 100.0%	$15,857,506

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(114)
Net unrealized depreciation	$(114)
Federal income tax cost of investments	$10,153,100

Swap Agreements1,5

Ultra MSCI Japan had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,324,744	11/06/17	Bank of America, N.A.	0.39%	iShares® MSCI Japan ETF	$82,349	$—	$(1)	$82,348
19,954,048	11/07/16	Credit Suisse International	0.04%	iShares® MSCI Japan ETF	653,747	—	(653,747)	—
7,363,377	11/07/16	Deutsche Bank AG	0.56%	iShares® MSCI Japan ETF	692,336	—	(692,336)	—
683,868	11/06/17	Morgan Stanley & Co. International PLC	(0.11)%	iShares® MSCI Japan ETF	(111,953)	—	111,953	—
2,124,027	11/07/16	Societe Generale	0.59%	iShares® MSCI Japan ETF	127,137	—	(110,000)	17,137
170,489	11/06/17	UBS AG	0.39%	iShares® MSCI Japan ETF	(11,032)	—	11,032	—
$31,620,553					$1,432,584

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA MSCI JAPAN EZJ :: 241

Principal Amount		Value
	U.S. Government & Agency Security — 49.5%
	U.S. Treasury Bill
$2,000,000	0.00%, due 03/17/16	$1,998,974
	Total U.S. Government & Agency Security (Cost $1,999,940)	1,998,974
	Repurchase Agreements (a) — 27.1%
1,097,054	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,097,057	1,097,054
	Total Repurchase Agreements (Cost $1,097,054)	1,097,054
	Total Investment Securities (Cost $3,096,994) — 76.6%	3,096,028
	Other assets less liabilities — 23.4%	945,115
	Net Assets — 100.0%	$4,041,143

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(966)
Net unrealized depreciation	$(966)
Federal income tax cost of investments	$3,096,994

Swap Agreements1,5

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$895,286	11/07/17	Bank of America, N.A.	0.34%	iShares® MSCI Mexico Capped ETF	$(13,793)	$—	$13,793	$—
1,398,087	11/07/16	Credit Suisse International	(0.01)%	iShares® MSCI Mexico Capped ETF	(89,876)	—	89,876	—
3,426,010	11/06/17	Deutsche Bank AG	(0.14)%	iShares® MSCI Mexico Capped ETF	(61,697)	—	61,697	—
		Goldman Sachs		iShares® MSCI
101,016	11/06/17	International	0.41%	Mexico Capped ETF	(1,561)	—	—	(1,561)
94,307	11/07/17	Morgan Stanley & Co. International PLC	0.39%	iShares® MSCI Mexico Capped ETF	(1,457)	—	1,457	—
				iShares® MSCI
463,104	11/07/16	Societe Generale	0.19%	Mexico Capped ETF	(480,457)	—	480,457	—
1,699,339	11/07/16	UBS AG	(0.01)%	iShares® MSCI Mexico Capped ETF	(155,122)	—	155,122	—
$8,077,149					$(803,963)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

242 :: UMX ULTRA MSCI MEXICO CAPPED IMI :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 79.5%
	U.S. Treasury Bonds
$285,800	7.13%, due 02/15/23	$384,803
410,500	6.25%, due 08/15/23	534,003
253,600	7.50%, due 11/15/24	364,451
226,800	7.63%, due 02/15/25	330,508
235,700	6.88%, due 08/15/25	332,926
		1,946,691
	U.S. Treasury Notes
3,053,100	2.00%, due 02/15/23	3,052,384
3,104,300	1.75%, due 05/15/23	3,040,274
2,635,100	2.50%, due 08/15/23	2,718,682
3,470,200	2.75%, due 11/15/23	3,643,168
3,007,200	2.75%, due 02/15/24	3,151,216
3,881,000	2.50%, due 05/15/24	3,986,818
3,983,300	2.38%, due 08/15/24	4,046,784
3,983,800	2.25%, due 11/15/24	4,003,097
3,984,600	2.00%, due 02/15/25	3,913,936
3,984,700	2.13%, due 05/15/25	3,951,390
3,984,300	2.00%, due 08/15/25	3,904,925
1,472,000	2.25%, due 11/15/25	1,476,255
		40,888,929
	Total Long-Term U.S. Treasury Obligations (Cost $43,248,666)	42,835,620
	U.S. Government & Agency Security (a) — 14.8%
	U.S. Treasury Bill
8,000,000	0.00%, due 04/21/16	7,993,488
	Total U.S. Government & Agency Security (Cost $7,996,528)	7,993,488
Principal Amount		Value
	Repurchase Agreements (a)(b) — 12.7%
$6,843,008	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,843,028	$6,843,008
	Total Repurchase Agreements (Cost $6,843,008)	6,843,008
	Total Investment Securities (Cost $58,088,202) — 107.0%	57,672,116
	Liabilities in excess of other assets — (7.0%)	(3,773,819)
	Net Assets — 100.0%	$53,898,297

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $5,776,501.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,080
Aggregate gross unrealized depreciation	(796,792)
Net unrealized depreciation	$(730,712)
Federal income tax cost of investments	$58,402,828

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	9	03/21/16	$1,137,938	$410

Cash collateral in the amount of $13,365 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 243

Swap Agreements1

Ultra 7-10 Year Treasury had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$11,948,615	12/06/16	Citibank, N.A.	0.04%	Barclays U.S. 7-10 Year Treasury Bond Index	$(4,269,737)	$2,943,974	$1,325,763	$—
7,101,857	05/08/17	Deutsche Bank AG	0.19%	Barclays U.S. 7-10 Year Treasury Bond Index	67,897	—	(67,897)	—
39,835,649	02/08/16	Goldman Sachs International	(0.26)%	Barclays U.S. 7-10 Year Treasury Bond Index	(1,925,120)	1,908,602	16,518	—
4,978,978	02/08/16	Morgan Stanley & Co. International PLC	0.14%	Barclays U.S. 7-10 Year Treasury Bond Index	(7,625)	—	7,625	—
$63,865,099					$(6,134,585)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

244 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 70.1%
	U.S. Treasury Bonds
$588,200	4.50%, due 02/15/36	$757,583
202,500	4.75%, due 02/15/37	269,689
260,400	5.00%, due 05/15/37	358,559
274,800	4.38%, due 02/15/38	348,159
310,100	4.50%, due 05/15/38	399,787
509,000	3.50%, due 02/15/39	565,189
472,000	4.25%, due 05/15/39	585,243
504,100	4.50%, due 08/15/39	647,532
542,800	4.38%, due 11/15/39	684,861
903,000	4.63%, due 02/15/40	1,180,037
760,400	4.38%, due 05/15/40	959,173
659,700	3.88%, due 08/15/40	773,137
696,800	4.25%, due 11/15/40	864,032
767,400	4.75%, due 02/15/41	1,022,800
594,800	4.38%, due 05/15/41	752,701
661,300	3.75%, due 08/15/41	761,890
595,300	3.13%, due 11/15/41	616,694
742,400	3.13%, due 02/15/42	768,326
626,000	3.00%, due 05/15/42	631,331
957,600	2.75%, due 08/15/42	917,052
1,179,000	2.75%, due 11/15/42	1,126,498
1,195,700	3.13%, due 02/15/43	1,229,142
1,684,400	2.88%, due 05/15/43	1,647,027
1,395,500	3.63%, due 08/15/43	1,576,697
1,683,200	3.75%, due 11/15/43	1,944,885
1,694,900	3.63%, due 02/15/44	1,913,383
1,704,300	3.38%, due 05/15/44	1,834,785
1,705,900	3.13%, due 08/15/44	1,749,614
1,705,700	3.00%, due 11/15/44	1,705,700
1,705,500	2.50%, due 02/15/45	1,535,616
1,704,600	3.00%, due 05/15/45	1,703,668
1,601,400	2.88%, due 08/15/45	1,562,866
612,000	3.00%, due 11/15/45	613,291
	Total Long-Term U.S. Treasury Obligations (Cost $32,973,827)	34,006,947
Principal Amount		Value
	Repurchase Agreements (a)(b) — 30.7%
$14,916,301	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $14,916,344	$14,916,301
	Total Repurchase Agreements (Cost $14,916,301)	14,916,301
	Total Investment Securities (Cost $47,890,128) — 100.8%	48,923,248
	Liabilities in excess of other assets — (0.8%)	(406,476)
	Net Assets — 100.0%	$48,516,772

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $618,088.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,262,412
Aggregate gross unrealized depreciation	(250,083)
Net unrealized appreciation	$1,012,329
Federal income tax cost of investments	$47,910,919

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	8	03/21/16	$1,232,000	$2,302

Cash collateral in the amount of $29,920 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 245

Swap Agreements1

Ultra 20+ Year Treasury had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$33,225,810	05/06/16	Bank of America, N.A.	(0.05)%	Barclays U.S. 20+ Year Treasury Bond Index	$387,152	$(280,860)	$—	$106,292
11,421,384	05/08/17	Citibank, N.A.	0.04%	Barclays U.S. 20+ Year Treasury Bond Index	333,252	(269,857)	—	63,395
9,237,328	04/06/16	Deutsche Bank AG	0.19%	Barclays U.S. 20+ Year Treasury Bond Index	(163,335)	—	163,335	—
8,006,306	11/07/16	Morgan Stanley & Co. International PLC	0.19%	Barclays U.S. 20+ Year Treasury Bond Index	149,423	(143,000)	—	6,423
$61,890,828					$706,492

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

246 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Investment Company — 76.2%
	Mutual Funds — 76.2%
23,783	iShares iBoxx $ High Yield Corporate Bond ETF	$1,975,178
	Total Investment Company (Cost $2,173,117)	1,975,178
Principal Amount
	Repurchase Agreements (a) — 10.6%
$273,355	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $273,355	273,355
	Total Repurchase Agreements (Cost $273,355)	273,355
	Total Investment Securities (Cost $2,446,472) — 86.8%	2,248,533
	Other assets less liabilities — 13.2%	340,987
	Net Assets — 100.0%	$2,589,520

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(197,939)
Net unrealized depreciation	$(197,939)
Federal income tax cost of investments	$2,446,472

Swap Agreements1,5

Ultra High Yield had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Depreciation[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$1,105,805	02/19/18	Citibank, N.A.	(0.06)%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(30,135)	$—	$30,135	$—
193,272	12/07/15	Credit Suisse International	(0.81)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(42,756)	—	—	(42,756)
99,264	12/07/16	Deutsche Bank AG	(0.31)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(3,636)	—	—	(3,636)
1,801,305	11/07/16	Goldman Sachs International	(0.09)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(35,927)	—	35,927	—
$3,199,646					$(112,454)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: ULTRA HIGH YIELD UJB :: 247

Shares		Value
	Investment Company — 75.9%
	Mutual Funds — 75.9%
19,225	iShares iBoxx $ Investment Grade Corporate Bond ETF	$2,228,369
	Total Investment Company (Cost $2,276,774)	2,228,369
Principal Amount
	Repurchase Agreements (a) — 13.7%
$402,760	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $402,760	402,760
	Total Repurchase Agreements (Cost $402,760)	402,760
	Total Investment Securities (Cost $2,679,534) — 89.6%	2,631,129
	Other assets less liabilities — 10.4%	305,923
	Net Assets — 100.0%	$2,937,052

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(48,405)
Net unrealized depreciation	$(48,405)
Federal income tax cost of investments	$2,679,534

Swap Agreements1,5

Ultra Investment Grade Corporate had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)[2]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[3]	Financial Instruments for the Benefit of (the Fund)/the Counterparty	Cash Collateral for the Benefit of (the Fund)/the Counterparty	Net Amount[4]
$3,058,247	12/07/15	Credit Suisse International	(0.06)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$68,907	$—	$—	$68,907
149,001	12/07/17	Deutsche Bank AG	(0.31)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	555	—	—	555
421,736	12/07/18	Goldman Sachs International	0.51%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(116)	—	—	(116)
$3,628,984					$69,346

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

3  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

4  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

5  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

248 :: IGU ULTRA INVESTMENT GRADE CORPORATE :: NOVEMBER 30, 2015 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 249

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Dividend Aristocrats ETF	S&P MidCap 400 Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$27,483,767	(1)	$22,426,498	$12,551,161	$399,798,799	$946,926,271	$13,448,448
Securities, at value	26,915,541	(2)	18,807,592	12,285,823	380,121,328	973,496,755	13,218,555
Repurchase Agreements, at value	132,712		61,357	51,435	21,890,263	703,467	25,865
Total Investment Securities	27,048,253		18,868,949	12,337,258	402,011,591	974,200,222	13,244,420
Cash	—		—	—	—	—	706
Foreign cash	—		16,414 †	2,458 ††	—	—	—
Due from Custodian	—		—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—		—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—		—	—	609,494	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—		—	—	—	—	—
Dividends and interest receivable	—		57,429	8,023	942,238	2,286,746	29,182
Receivable for investments sold	—		—	—	2,470,076	12,687,303	519,107
Due from counterparty	—		—	—	—	—	—
Receivable for capital shares issued	—		—	—	—	10,040,946	—
Receivable from Advisor	6,330		6,711	7,248	—	—	2,046
Reclaims receivable	—		10,081	4,829	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—		—	—	—	—	—
Receivable for variation margin on futures contracts	—		—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—		—	—	5,650,884	—	—
Unrealized appreciation on forward currency contracts	—		—	—	—	—	—
Prepaid expenses	143		185	99	3,806	4,948	4,527
Total Assets	27,054,726		18,959,769	12,359,915	411,688,089	999,220,165	13,799,988
LIABILITIES:
Cash overdraft	—		—	11	410	1,908	—
Payable for investments purchased	—		—	—	—	23,298,897	530,786
Payable for capital shares redeemed	—		—	—	2,519,587	—	—
Advisory fees payable	—		—	—	76,003	105,018	—
Management Services fees payable	—		—	—	33,714	77,473	—
Custodian fees payable	178		5,135	1,123	38,888	9,752	1,722
Administration fees payable	10,563		21,185	24,129	48,559	62,225	4,725
Trustee fees payable	248		212	133	3,681	7,673	105
Licensing fees payable	51,496		29,602	5,001	8,532	212,801	—
Listing fees payable	4,243		6,383	3,757	3,326	3,326	2,955
Professional fees payable	8,295		8,758	8,610	13,030	17,473	9,083
Payable for variation margin on centrally cleared swap agreements	—		—	—	—	—	—
Payable for variation margin on futures contracts	—		—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—		—	—	749,035	—	—
Unrealized depreciation on forward currency contracts	—		—	—	—	—	—
Other liabilities	4,728		113	670	20,300	444	2,240
Total Liabilities	79,751		71,388	43,434	3,515,065	23,796,990	551,616
NET ASSETS	$26,974,975		$18,888,381	$12,316,481	$408,173,024	$975,423,175	$13,248,372
NET ASSETS CONSIST OF:
Paid in Capital	$27,670,769		$22,670,724	$12,993,864	$378,811,696	$934,717,578	$13,058,468
Accumulated undistributed net investment income (loss)	54,282		56,889	(214,284)	1,590,005	3,765,017	45,806
Accumulated net realized gains (losses) on investments	(314,562)		(280,374)	(248,485)	20,656,682	9,666,629	348,126
Net unrealized appreciation (depreciation) on:
Investments	(435,514)		(3,557,549)	(213,903)	2,212,792	27,273,951	(204,028)
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	4,901,849	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
Foreign currency transactions	—		(1,309)	(711)	—	—	—
NET ASSETS	$26,974,975		$18,888,381	$12,316,481	$408,173,024	$975,423,175	$13,248,372
Shares (unlimited number of shares authorized, no par value)	690,001		500,001	300,001	8,100,000	19,500,001	325,001
Net Asset Value	$39.09		$37.78	$41.05	$50.39	$50.02	$40.76

†  Cost of $16,465.

††  Cost of $2,572.

(1)  Includes investments in affiliated Underlying ETFs (Cost $27,351,055).

(2)  Includes investments in affiliated Underlying ETFs (Value $26,915,541).

See accompanying notes to the financial statements.

250 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	MSCI Europe Dividend Growers ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$9,460,505	$17,049,077	$3,943,491	$4,010,081	$4,015,565	$4,016,933
Securities, at value	9,409,820	16,444,187	4,000,136	4,280,367	4,276,682	4,318,962
Repurchase Agreements, at value	33,351	5,603	1,670	7,166	12,890	16,216
Total Investment Securities	9,443,171	16,449,790	4,001,806	4,287,533	4,289,572	4,335,178
Cash	—	—	500	—	—	—
Foreign cash	—	76,919 †	7,905 ††	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	22,475	14,264	2,010	8,292	10,077	9,834
Receivable for investments sold	178,071	4,456,358	983,145	1,096	1,584	1,718
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	1,344	8,307	3,561	—	—	—
Reclaims receivable	—	6,555	73	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	25	31	5,436	—	—	—
Total Assets	9,645,086	21,012,224	5,004,436	4,296,921	4,301,233	4,346,730
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	205,935	4,488,138	990,893	3,197	9,816	10,354
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	951	951	960
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	2,158	1,463	1,547	—	—	—
Administration fees payable	2,880	746	1,398	—	—	—
Trustee fees payable	69	135	25	20	20	20
Licensing fees payable	1,328	821	217	—	—	—
Listing fees payable	2,955	4,803	—	—	—	—
Professional fees payable	9,048	8,673	3,987	7	7	7
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	4,316	2,084	1,210	10	12	10
Total Liabilities	228,689	4,506,863	999,277	4,185	10,806	11,351
NET ASSETS	$9,416,397	$16,505,361	$4,005,159	$4,292,736	$4,290,427	$4,335,379
NET ASSETS CONSIST OF:
Paid in Capital	$9,229,795	$17,670,997	$4,000,040	$4,000,040	$4,000,040	$4,000,040
Accumulated undistributed net investment income (loss)	35,653	57,208	11,429	15,286	16,376	17,243
Accumulated net realized gains (losses) on investments	168,283	(621,832)	(64,506)	(42)	4	(149)
Net unrealized appreciation (depreciation) on:
Investments	(17,334)	(599,287)	58,315	277,452	274,007	318,245
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	(1,725)	(119)	—	—	—
NET ASSETS	$9,416,397	$16,505,361	$4,005,159	$4,292,736	$4,290,427	$4,335,379
Shares (unlimited number of shares authorized, no par value)	225,001	450,001	100,001	100,001	100,001	100,001
Net Asset Value	$41.85	$36.68	$40.05	$42.93	$42.90	$43.35

†  Cost of $77,800.

††  Cost of $16,787.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 251

	S&P 500® Ex-Technology ETF	Hedged FTSE Europe ETF	Hedged FTSE Japan ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged	USD Covered Bond
ASSETS:
Securities and Repurchase Agreements, at cost	$4,010,219	$25,721,039	$29,019,107	$112,673,959	$143,588,995	$6,813,530
Securities, at value	4,251,639	24,124,156	27,896,178	98,333,426	137,431,720	6,505,971
Repurchase Agreements, at value	6,958	31,840	8,479	2,464,101	3,219,965	301,516
Total Investment Securities	4,258,597	24,155,996	27,904,657	100,797,527	140,651,685	6,807,487
Cash	—	2,470	3,500	914,890	50,044	3,937
Foreign cash	—	50,741 †	60,341 ††	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	906,730	2,399,210	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	10,030	38,750	124,809	1,706,473	1,400,408	22,890
Receivable for investments sold	—	953,884	407,507	5,612,703	5,685,515	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	9,745
Reclaims receivable	—	1,090	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	12,245	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	871,731	594,460	—	—	—
Prepaid expenses	—	—	—	809	976	2,739
Total Assets	4,268,627	26,074,662	29,095,274	109,951,377	150,187,838	6,846,798
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	3,874	1,862,568	827,740	5,440,626	5,396,671	251,619
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	946	5,287	5,349	12,025	9,310	—
Management Services fees payable	—	—	—	8,726	—	—
Custodian fees payable	—	—	—	4,169	3,090	230
Administration fees payable	—	—	—	32,719	37,742	23,669
Trustee fees payable	20	314	335	1,129	1,577	59
Licensing fees payable	—	—	—	9,253	9,856	—
Listing fees payable	—	—	—	3,757	5,480	3,326
Professional fees payable	7	22	27	9,396	10,019	8,519
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	73,196	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	4,725	9,104	—	—	—
Other liabilities	10	84	95	7,043	1,542	1,041
Total Liabilities	4,857	1,873,000	842,650	5,528,843	5,548,483	288,463
NET ASSETS	$4,263,770	$24,201,662	$28,252,624	$104,422,534	$144,639,355	$6,558,335
NET ASSETS CONSIST OF:
Paid in Capital	$4,000,040	$24,970,072	$29,542,970	$133,347,100	$157,457,888	$6,563,607
Accumulated undistributed net investment income (loss)	15,264	81,053	165,578	250,036	332,761	5,384
Accumulated net realized gains (losses) on investments	88	(150,322)	(923,219)	(17,269,373)	(9,989,470)	(4,613)
Net unrealized appreciation (depreciation) on:
Investments	248,378	(1,565,043)	(1,114,450)	(11,876,432)	(2,937,310)	(6,043)
Futures contracts	—	—	—	(28,797)	(224,514)	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	865,902	581,745	—	—	—
NET ASSETS	$4,263,770	$24,201,662	$28,252,624	$104,422,534	$144,639,355	$6,558,335
Shares (unlimited number of shares authorized, no par value)	100,001	625,001	750,001	1,600,001	1,950,001	65,001
Net Asset Value	$42.64	$38.72	$37.67	$65.26	$74.17	$100.90

†  Cost of $51,358.

††  Cost of $60,499.

See accompanying notes to the financial statements.

252 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	German Sovereign/ Sub-Sovereign ETF	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF	Merger ETF	RAFI® Long/Short	30 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$3,996,160	$7,656,131	$38,585,031	$7,259,804	$43,083,585	$2,811,674
Securities, at value	3,430,814	7,624,991	32,563,863	6,935,254	42,722,276	2,605,506
Repurchase Agreements, at value	16,244	77,558	6,508,365	274,621	821,453	172,998
Total Investment Securities	3,447,058	7,702,549	39,072,228	7,209,875	43,543,729	2,778,504
Cash	—	—	—	1,383	3,982	—
Foreign cash	16,351 †	—	—	9,530 ††	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	56,265	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	744,000	39,434	247,138	332,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	38,784	114,090	7,293	4,831	123,988	6,436
Receivable for investments sold	—	101,760	719	330,902	12,130	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	11,881	7,372	10,311	8,760	—	9,247
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	6,774	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	703,270	—	239,117	28,835
Unrealized appreciation on forward currency contracts	—	—	—	12,553	—	—
Prepaid expenses	2,193	48	272	39	305	26
Total Assets	3,516,267	7,925,819	40,601,132	7,617,307	44,170,389	3,155,048
LIABILITIES:
Cash overdraft	—	—	16	—	—	—
Payable for investments purchased	—	103,846	—	347,277	37,600	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	15,573	—
Management Services fees payable	—	—	—	—	3,624	—
Custodian fees payable	4,684	4,415	48,215	3,403	11,450	271
Administration fees payable	23,360	23,292	23,974	23,460	23,725	23,284
Trustee fees payable	35	69	361	57	318	29
Licensing fees payable	—	—	80,259	20,019	—	1,756
Listing fees payable	3,326	5,480	3,326	3,757	3,326	3,326
Professional fees payable	8,503	8,516	8,795	8,528	7,794	8,494
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	49,959	31,049	25,548	210,057
Unrealized depreciation on forward currency contracts	—	—	—	17,481	—	—
Other liabilities	468	517	4,760	440	6,286	422
Total Liabilities	40,376	146,135	219,665	455,471	135,244	247,639
NET ASSETS	$3,475,891	$7,779,684	$40,381,467	$7,161,836	$44,035,145	$2,907,409
NET ASSETS CONSIST OF:
Paid in Capital	$4,595,764	$8,026,743	$38,440,187	$7,734,560	$57,927,937	$4,276,770
Accumulated undistributed net investment income (loss)	18,913	34,010	(310,567)	(2,477)	189,320	(6,784)
Accumulated net realized gains (losses) on investments	(587,344)	(327,487)	998,850	(484,274)	(14,755,825)	(1,148,185)
Net unrealized appreciation (depreciation) on:
Investments	(549,102)	46,418	487,197	(49,929)	460,144	(33,170)
Futures contracts	—	—	112,489	—	—	—
Non-exchange traded swap agreements	—	—	653,311	(31,049)	213,569	(181,222)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	(2,340)	—	—	(4,995)	—	—
NET ASSETS	$3,475,891	$7,779,684	$40,381,467	$7,161,836	$44,035,145	$2,907,409
Shares (unlimited number of shares authorized, no par value)	100,001	100,001	950,000	200,001	1,125,000	100,001
Net Asset Value	$34.76	$77.80	$42.51	$35.81	$39.14	$29.07

†  Cost of $16,787.

††  Cost of $9,597.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 253

	CDS North American HY Credit ETF	CDS Short North American HY Credit ETF	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$5,517,112	$7,382,468	$1,824,928,957	$286,148,932	$362,889,851	$20,999,232
Securities, at value	—	—	1,254,778,619	214,988,471	284,870,477	12,999,935
Repurchase Agreements, at value	5,517,112	7,382,468	570,066,725	71,160,461	77,994,209	7,999,297
Total Investment Securities	5,517,112	7,382,468	1,824,845,344	286,148,932	362,864,686	20,999,232
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	7,660,840	871,200	1,359,930	58,960
Segregated cash balances with custodian for swap agreements	—	—	2,500,199	34	234,355	50,000
Segregated cash balance with brokers for centrally cleared swap agreements	383,037	293,730	—	—	—	—
Dividends and interest receivable	8	11	863	108	118	12
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	7,194
Receivable for capital shares issued	—	—	—	—	—	3,125,990
Receivable from Advisor	5,213	4,149	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	5,476	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	168,691	—	97,265	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	4,100,270	884,448	666,075	4,776
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	34	46	11,424	1,150	1,450	1,940
Total Assets	5,910,880	7,680,404	1,839,287,631	287,905,872	365,223,879	24,248,104
LIABILITIES:
Cash overdraft	37	46	1,439	95	570	105
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	30,799,912	—	—	3,968,249
Advisory fees payable	—	—	1,124,200	152,950	223,617	5,858
Management Services fees payable	—	—	149,892	22,846	30,308	1,612
Custodian fees payable	504	553	39,641	7,934	8,693	2,858
Administration fees payable	17,584	17,473	58,355	30,540	34,819	14,281
Trustee fees payable	44	64	17,134	2,297	3,019	203
Licensing fees payable	—	—	—	50,210	44,907	—
Listing fees payable	10,373	10,373	2,894	3,326	3,326	3,326
Professional fees payable	8,589	8,620	21,679	9,763	11,217	10,305
Payable for variation margin on centrally cleared swap agreements	—	6,924	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	39,238	—	8,438
Unrealized depreciation on non-exchange traded swap agreements	—	—	75,430,960	26,212,313	16,852,215	298,326
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	2,056	1,979	97,517	19,192	38,869	6,392
Total Liabilities	39,187	46,032	107,743,623	26,550,704	17,251,560	4,319,953
NET ASSETS	$5,871,693	$7,634,372	$1,731,544,008	$261,355,168	$347,972,319	$19,928,151
NET ASSETS CONSIST OF:
Paid in Capital	$6,007,873	$7,987,021	$4,231,984,955	$653,994,271	$673,670,291	$83,919,509
Accumulated undistributed net investment income (loss)	(310,999)	(21,726)	(26,568,110)	(3,891,043)	(4,889,053)	(865,394)
Accumulated net realized gains (losses) on investments	38,446	(103,602)	(2,398,153,264)	(363,247,656)	(304,046,981)	(62,825,725)
Net unrealized appreciation (depreciation) on:
Investments	—	—	(83,613)	—	(25,165)	—
Futures contracts	—	—	(4,305,270)	(172,539)	(550,633)	(6,689)
Non-exchange traded swap agreements	—	—	(71,330,690)	(25,327,865)	(16,186,140)	(293,550)
Centrally cleared swap agreements	136,373	(227,321)	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$5,871,693	$7,634,372	$1,731,544,008	$261,355,168	$347,972,319	$19,928,151
Shares (unlimited number of shares authorized, no par value)	150,001	200,001	84,025,000	5,062,500	15,600,000	1,275,000
Net Asset Value	$39.14	$38.17	$20.61	$51.63	$22.31	$15.63

See accompanying notes to the financial statements.

254 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Russell2000	Short SmallCap600	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$448,903,693	$13,387,332	$1,620,201,775	$406,588,740	$244,773,233	$7,547,218
Securities, at value	354,853,317	4,999,998	1,279,661,112	304,898,829	139,932,203	3,999,951
Repurchase Agreements, at value	94,024,895	8,387,334	340,293,398	101,621,913	104,799,034	3,547,267
Total Investment Securities	448,878,212	13,387,332	1,619,954,510	406,520,742	244,731,237	7,547,218
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	2,451,600	—	11,344,520	2,119,920	1,282,710	36,850
Segregated cash balances with custodian for swap agreements	230	132,092	8,830,434	6,136	9,386,890	333,304
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	142	13	515	154	159	5
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	6,812,673	7,283,990	—	—
Receivable from Advisor	—	—	—	—	—	1,617
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	100,755	—	339,896	—	33,059	5,051
Unrealized appreciation on non-exchange traded swap agreements	77,561	11,878	7,901,495	1,358,851	511,695	4,960
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,721	2,993	9,256	2,079	1,212	1,664
Total Assets	451,511,221	13,534,308	1,655,193,299	417,291,872	255,946,962	7,930,669
LIABILITIES:
Cash overdraft	673	42	747	447	228	12
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	29,592,767	—	6,762,993	—	—	—
Advisory fees payable	260,829	1,727	961,779	196,516	136,792	—
Management Services fees payable	38,123	1,110	128,236	29,439	19,146	—
Custodian fees payable	17,072	356	39,089	14,840	9,903	948
Administration fees payable	37,434	14,150	56,293	34,198	27,495	14,147
Trustee fees payable	3,627	131	13,430	3,195	2,051	69
Licensing fees payable	74,262	—	—	64,442	29,304	—
Listing fees payable	3,326	3,326	3,110	3,326	3,326	3,326
Professional fees payable	9,605	8,614	18,075	10,813	9,848	8,504
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	778,776	—	—
Unrealized depreciation on non-exchange traded swap agreements	24,016,496	216,090	122,359,143	62,475,639	22,603,196	226,859
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	46,800	2,241	118,572	39,437	43,342	4,227
Total Liabilities	54,101,014	247,787	130,461,467	63,651,068	22,884,631	258,092
NET ASSETS	$397,410,207	$13,286,521	$1,524,731,832	$353,640,804	$233,062,331	$7,672,577
NET ASSETS CONSIST OF:
Paid in Capital	$923,017,767	$65,965,068	$7,644,848,671	$2,379,084,089	$1,193,849,363	$142,708,801
Accumulated undistributed net investment income (loss)	(9,270,714)	(217,754)	(23,089,583)	(6,101,762)	(3,777,353)	(174,772)
Accumulated net realized gains (losses) on investments	(490,911,437)	(52,256,581)	(5,980,290,100)	(1,958,175,936)	(934,528,451)	(134,635,152)
Net unrealized appreciation (depreciation) on:
Investments	(25,481)	—	(247,265)	(67,998)	(41,996)	—
Futures contracts	(1,460,993)	—	(2,032,243)	19,199	(347,731)	(4,401)
Non-exchange traded swap agreements	(23,938,935)	(204,212)	(114,457,648)	(61,116,788)	(22,091,501)	(221,899)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$397,410,207	$13,286,521	$1,524,731,832	$353,640,804	$233,062,331	$7,672,577
Shares (unlimited number of shares authorized, no par value)	6,716,642	268,681	78,334,271	12,137,763	11,823,767	204,498
Net Asset Value	$59.17	$49.45	$19.46	$29.14	$19.71	$37.52
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 255

	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$183,929,868	$3,988,178	$606,414,845	$453,066,750	$177,675,434	$4,807,365
Securities, at value	144,946,491	1,389,690	474,900,953	269,924,630	139,942,259	—
Repurchase Agreements, at value	38,970,845	2,598,488	131,478,126	183,095,944	37,715,605	4,807,365
Total Investment Securities	183,917,336	3,988,178	606,379,079	453,020,574	177,657,864	4,807,365
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	885,600	—	4,817,120	2,691,040	1,038,180	29,480
Segregated cash balances with custodian for swap agreements	1,094,590	256,382	—	1,213,000	664,000	636,400
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	59	4	199	277	57	7
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	4,602,273	6,379,041	—	—
Receivable from Advisor	—	4,055	—	—	—	3,886
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	3,890
Unrealized appreciation on non-exchange traded swap agreements	2,555,972	7,542	4,321,004	5,945,234	652,021	154,619
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,052	2,991	4,309	1,705	686	603
Total Assets	188,454,609	4,259,152	620,123,984	469,250,871	180,012,808	5,636,250
LIABILITIES:
Cash overdraft	241	8	288	606	82	35
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	5,449,825	—	—	—	1,695,391	1,532,541
Advisory fees payable	101,363	—	361,365	236,137	92,281	—
Management Services fees payable	15,399	—	48,182	34,650	13,213	—
Custodian fees payable	9,339	203	21,574	13,601	6,639	987
Administration fees payable	24,040	14,148	42,016	34,807	21,640	14,148
Trustee fees payable	1,566	38	4,927	2,915	1,248	38
Licensing fees payable	30,303	—	—	68,216	18,351	—
Listing fees payable	3,326	3,326	3,326	3,380	3,326	3,326
Professional fees payable	10,971	8,486	12,099	10,497	10,380	8,485
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	87,873	—	255,079	436,174	34,236	—
Unrealized depreciation on non-exchange traded swap agreements	14,384,574	20,874	60,769,854	44,663,830	24,924,926	437,611
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	29,022	1,640	32,411	18,194	12,073	1,216
Total Liabilities	20,147,842	48,723	61,551,121	45,523,007	26,833,786	1,998,387
NET ASSETS	$168,306,767	$4,210,429	$558,572,863	$423,727,864	$153,179,022	$3,637,863
NET ASSETS CONSIST OF:
Paid in Capital	$1,333,590,979	$58,232,052	$2,018,348,880	$1,064,819,280	$359,360,994	$27,966,914
Accumulated undistributed net investment income (loss)	(3,945,923)	(101,317)	(8,485,441)	(5,055,236)	(2,071,963)	(117,919)
Accumulated net realized gains (losses) on investments	(1,149,244,791)	(53,906,974)	(1,395,036,259)	(597,414,880)	(179,751,990)	(23,921,508)
Net unrealized appreciation (depreciation) on:
Investments	(12,532)	—	(35,766)	(46,176)	(17,570)	—
Futures contracts	(252,364)	—	230,299	143,472	(67,544)	(6,632)
Non-exchange traded swap agreements	(11,828,602)	(13,332)	(56,448,850)	(38,718,596)	(24,272,905)	(282,992)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$168,306,767	$4,210,429	$558,572,863	$423,727,864	$153,179,022	$3,637,863
Shares (unlimited number of shares authorized, no par value)	4,709,437	123,326	18,205,827	23,249,027	8,899,668	118,686
Net Asset Value	$35.74	$34.14	$30.68	$18.23	$17.21	$30.65

See accompanying notes to the financial statements.

256 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Short Russell2000	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate	Short S&P Regional Banking
ASSETS:
Securities and Repurchase Agreements, at cost	$90,671,402	$1,069,453	$23,710,715	$12,368,396	$31,725,365	$1,140,136
Securities, at value	39,993,730	499,956	18,998,716	5,999,992	25,498,348	—
Repurchase Agreements, at value	50,674,308	569,497	4,711,999	6,368,404	6,227,017	1,140,136
Total Investment Securities	90,668,038	1,069,453	23,710,715	12,368,396	31,725,365	1,140,136
Cash	—	3	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	388,800	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	304,000	441,000	457,225	627,000	142,988
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	77	1	7	10	9	2
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	6,111	—	—	—	11,942
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	913	15,462	43,289	540,305	46,099	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	521	92	137	31	229	112
Total Assets	91,058,349	1,395,122	24,195,148	13,365,967	32,398,702	1,295,180
LIABILITIES:
Cash overdraft	111	—	44	18	370	2
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	9,162,049	—	—	—	—	—
Advisory fees payable	34,552	—	7,613	1,509	10,866	—
Management Services fees payable	5,906	—	1,907	1,096	2,364	—
Custodian fees payable	6,387	88	1,116	84	1,126	85
Administration fees payable	15,402	14,149	14,150	14,147	14,691	14,147
Trustee fees payable	507	13	136	85	716	11
Licensing fees payable	10,828	198	2,856	1,524	6,105	305
Listing fees payable	3,326	3,326	3,326	3,326	3,326	3,326
Professional fees payable	9,861	9,427	8,595	10,437	10,229	9,426
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	95,884	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	16,484,138	24,662	1,694,485	—	3,864,123	153,732
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	8,324	717	6,168	543	6,930	297
Total Liabilities	25,837,275	52,580	1,740,396	32,769	3,920,846	181,331
NET ASSETS	$65,221,074	$1,342,542	$22,454,752	$13,333,198	$28,477,856	$1,113,849
NET ASSETS CONSIST OF:
Paid in Capital	$244,864,640	$5,127,232	$172,692,436	$22,939,987	$54,285,030	$13,117,443
Accumulated undistributed net investment income (loss)	(1,324,043)	(22,659)	(385,332)	(73,700)	(637,038)	(25,774)
Accumulated net realized gains (losses) on investments	(161,781,328)	(3,752,831)	(148,201,156)	(10,073,394)	(21,352,112)	(11,824,088)
Net unrealized appreciation (depreciation) on:
Investments	(3,364)	—	—	—	—	—
Futures contracts	(51,606)	—	—	—	—	—
Non-exchange traded swap agreements	(16,483,225)	(9,200)	(1,651,196)	540,305	(3,818,024)	(153,732)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$65,221,074	$1,342,542	$22,454,752	$13,333,198	$28,477,856	$1,113,849
Shares (unlimited number of shares authorized, no par value)	2,554,659	50,000	1,350,000	475,000	1,450,000	50,000
Net Asset Value	$25.53	$26.85	$16.63	$28.07	$19.64	$22.28

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 257

	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Gold Miners
ASSETS:
Securities and Repurchase Agreements, at cost	$18,502,090	$117,183,473	$2,236,867	$2,658,675	$50,297,744	$73,913
Securities, at value	9,999,995	92,049,754	—	73,961	23,987,687	—
Repurchase Agreements, at value	8,502,095	25,116,303	2,236,867	2,584,678	26,298,458	73,913
Total Investment Securities	18,502,090	117,166,057	2,236,867	2,658,639	50,286,145	73,913
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	3,905,160	279,000	491,431	643,007	8,225,668	638,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	13	38	3	4	40	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	5,945	5,290	—	1,184
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	6,309,793	4,239	45,019	—	780,899
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	118	711	93	177	367	127
Total Assets	22,407,381	123,755,599	2,738,578	3,352,136	58,512,220	1,494,123
LIABILITIES:
Cash overdraft	6	33	21	18	134	16
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	5,876,392	—	—	—	—
Advisory fees payable	5,055	58,055	—	—	24,611	—
Management Services fees payable	1,563	9,472	—	—	4,138	—
Custodian fees payable	1,014	4,070	97	374	4,897	816
Administration fees payable	14,149	20,505	14,146	14,149	14,543	—
Trustee fees payable	159	1,287	24	27	456	20
Licensing fees payable	2,781	21,538	267	442	7,130	833
Listing fees payable	3,326	3,699	3,326	3,326	3,326	2,856
Professional fees payable	8,552	10,514	9,435	10,385	10,666	9,029
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	5,004,521	17,328,149	197,251	717,836	8,687,752	26,505
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	21,478	1,874	1,279	4,045	20,045	3,763
Total Liabilities	5,062,604	23,335,588	225,846	750,602	8,777,698	43,838
NET ASSETS	$17,344,777	$100,420,011	$2,512,732	$2,601,534	$49,734,522	$1,450,285
NET ASSETS CONSIST OF:
Paid in Capital	$302,398,923	$161,294,705	$26,349,590	$101,602,948	$1,610,132,792	$581,908
Accumulated undistributed net investment income (loss)	(269,695)	(1,384,918)	(60,384)	(98,177)	(1,168,704)	(19,450)
Accumulated net realized gains (losses) on investments	(279,779,930)	(48,454,004)	(23,583,462)	(98,230,384)	(1,550,530,215)	133,433
Net unrealized appreciation (depreciation) on:
Investments	—	(17,416)	—	(36)	(11,599)	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(5,004,521)	(11,018,356)	(193,012)	(672,817)	(8,687,752)	754,394
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$17,344,777	$100,420,011	$2,512,732	$2,601,534	$49,734,522	$1,450,285
Shares (unlimited number of shares authorized, no par value)	540,969	3,334,998	112,457	62,317	1,119,832	50,001
Net Asset Value	$32.06	$30.11	$22.34	$41.75	$44.41	$29.01

See accompanying notes to the financial statements.

258 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Junior Miners	UltraShort Health Care	UltraShort Homebuilders & Supplies	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Oil & Gas Exploration & Production
ASSETS:
Securities and Repurchase Agreements, at cost	$761,339	$4,057,490	$1,828,161	$5,108,012	$42,144,795	$1,920,642
Securities, at value	—	1,999,998	—	2,999,998	33,605,499	—
Repurchase Agreements, at value	761,339	2,057,492	1,828,161	2,108,014	8,538,470	1,920,642
Total Investment Securities	761,339	4,057,490	1,828,161	5,108,012	42,143,969	1,920,642
Cash	140,002	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	787,000	268,092	136,000	233,256	169,460	149,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	3	3	3	13	3
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	919	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	10,814	4,018	2,977	3,301	—	2,553
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	699,967	58,843	—	—	5,588,285	599,932
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	33	126	2,578	93	384	2,578
Total Assets	2,399,156	4,389,491	1,969,719	5,344,665	47,902,111	2,674,708
LIABILITIES:
Cash overdraft	—	7	1,003	9	17	9
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	19,542	—
Management Services fees payable	—	—	—	—	3,444	—
Custodian fees payable	812	211	2,340	220	3,650	2,340
Administration fees payable	90	14,147	998	14,148	14,438	1,448
Trustee fees payable	31	18	17	54	429	24
Licensing fees payable	27,283	456	632	890	6,459	1,002
Listing fees payable	2,856	3,326	—	3,326	3,326	—
Professional fees payable	8,860	10,391	8,393	11,368	8,819	8,388
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	32,351	93,864	235,247	113,657	8,340,527	136,815
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	2,475	707	1,870	4,077	27,690	1,990
Total Liabilities	74,758	123,127	250,500	147,749	8,428,341	152,016
NET ASSETS	$2,324,398	$4,266,364	$1,719,219	$5,196,916	$39,473,770	$2,522,692
NET ASSETS CONSIST OF:
Paid in Capital	$2,032,751	$25,801,543	$2,000,020	$58,095,523	$325,453,601	$2,413,764
Accumulated undistributed net investment income (loss)	(21,490)	(46,360)	(7,733)	(89,777)	(868,915)	(11,508)
Accumulated net realized gains (losses) on investments	(354,479)	(21,453,798)	(37,821)	(52,695,173)	(282,357,848)	(342,681)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	(826)	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	667,616	(35,021)	(235,247)	(113,657)	(2,752,242)	463,117
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,324,398	$4,266,364	$1,719,219	$5,196,916	$39,473,770	$2,522,692
Shares (unlimited number of shares authorized, no par value)	100,001	85,905	100,001	135,842	667,108	100,001
Net Asset Value	$23.24	$49.66	$17.19	$38.26	$59.17	$25.23

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 259

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities	UltraPro Short Nasdaq Biotechnology	UltraPro Short Financial Select Sector
ASSETS:
Securities and Repurchase Agreements, at cost	$32,841,988	$3,281,901	$6,940,298	$3,252,869	$7,180,742	$3,804,980
Securities, at value	24,989,065	1,699,128	3,999,998	—	—	—
Repurchase Agreements, at value	7,844,848	1,581,951	2,940,300	3,252,869	7,180,742	3,804,980
Total Investment Securities	32,833,913	3,281,079	6,940,298	3,252,869	7,180,742	3,804,980
Cash	—	—	—	—	159,998	137
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,299,269	732,078	496,192	1,481,796	2,052,000	584,124
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	12	2	4	5	11	6
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	4,801	2,205	3,993	—	4,020
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	64,625	—	61,082	88,169	2,122,192	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	222	69	58	67	810	30
Total Assets	37,198,041	4,018,029	7,499,839	4,826,899	11,515,753	4,393,297
LIABILITIES:
Cash overdraft	36	3	6	29	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	12,872	—	—	—	2,405	—
Management Services fees payable	2,702	—	—	—	—	—
Custodian fees payable	2,167	252	216	510	2,340	92
Administration fees payable	14,187	14,148	14,149	14,150	2,961	14,147
Trustee fees payable	292	27	80	71	45	43
Licensing fees payable	4,331	532	1,214	877	1,467	758
Listing fees payable	3,326	3,326	3,326	3,326	—	3,326
Professional fees payable	9,615	9,441	10,445	10,446	8,388	8,499
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	4,964,792	899,860	728,753	414,092	1,531,814	72,035
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	32,938	2,163	5,713	1,966	1,998	469
Total Liabilities	5,047,258	929,752	763,902	445,467	1,551,418	99,369
NET ASSETS	$32,150,783	$3,088,277	$6,735,937	$4,381,432	$9,964,335	$4,293,928
NET ASSETS CONSIST OF:
Paid in Capital	$3,423,454,233	$81,101,857	$82,510,395	$22,220,061	$10,787,057	$10,603,799
Accumulated undistributed net investment income (loss)	(668,234)	(74,972)	(107,018)	(99,500)	(24,314)	(70,693)
Accumulated net realized gains (losses) on investments	(3,385,726,974)	(77,037,926)	(74,999,769)	(17,413,206)	(1,388,786)	(6,167,143)
Net unrealized appreciation (depreciation) on:
Investments	(8,075)	(822)	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(4,900,167)	(899,860)	(667,671)	(325,923)	590,378	(72,035)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$32,150,783	$3,088,277	$6,735,937	$4,381,432	$9,964,335	$4,293,928
Shares (unlimited number of shares authorized, no par value)	695,837	75,984	153,079	87,490	450,001	237,493
Net Asset Value	$46.20	$40.64	$44.00	$50.08	$22.14	$18.08

See accompanying notes to the financial statements.

260 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 50	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe
ASSETS:
Securities and Repurchase Agreements, at cost	$78,591,828	$478,320,885	$9,655,824	$4,798,850	$69,081,727	$42,498,561
Securities, at value	54,994,784	304,908,939	6,999,996	2,999,998	52,993,553	17,999,991
Repurchase Agreements, at value	23,595,805	173,397,700	2,655,828	1,798,852	16,082,002	24,498,570
Total Investment Securities	78,590,589	478,306,639	9,655,824	4,798,850	69,075,555	42,498,561
Cash	—	339	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	878,000	542,000	2,566,000	1,342,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	36	262	4	3	24	37
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	272	3,185	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	1,071,087	6,909,198	529,895	127,516	3,712,996	3,269,605
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,698	2,285	109	197	250	214
Total Assets	79,664,410	485,218,723	11,064,104	5,471,751	75,354,825	47,110,417
LIABILITIES:
Cash overdraft	50	—	5	7	29	42
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	38,704	256,250	—	—	38,389	24,396
Management Services fees payable	5,983	34,275	—	—	5,828	4,006
Custodian fees payable	6,952	6,511	215	324	3,120	2,290
Administration fees payable	16,651	36,573	14,149	14,148	16,505	14,270
Trustee fees payable	54	3,189	85	54	529	339
Licensing fees payable	—	6,178	1,602	—	1,198	2,571
Listing fees payable	3,326	3,326	3,326	3,326	3,326	3,326
Professional fees payable	8,971	13,919	11,296	9,461	10,586	9,653
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,487,865	34,688,862	1,141,874	—	3,188,535	1,497,929
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	9,442	14,453	2,777	1,954	9,267	6,598
Total Liabilities	1,577,998	35,063,536	1,175,329	29,274	3,277,312	1,565,420
NET ASSETS	$78,086,412	$450,155,187	$9,888,775	$5,442,477	$72,077,513	$45,544,997
NET ASSETS CONSIST OF:
Paid in Capital	$233,684,083	$673,825,307	$18,807,734	$100,550,724	$779,179,898	$270,111,170
Accumulated undistributed net investment income (loss)	(2,113,139)	(5,096,624)	(169,361)	(95,156)	(879,927)	(634,143)
Accumulated net realized gains (losses) on investments	(153,066,515)	(190,779,586)	(8,137,619)	(95,140,607)	(706,740,747)	(225,703,706)
Net unrealized appreciation (depreciation) on:
Investments	(1,239)	(14,246)	—	—	(6,172)	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(416,778)	(27,779,664)	(611,979)	127,516	524,461	1,771,676
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$78,086,412	$450,155,187	$9,888,775	$5,442,477	$72,077,513	$45,544,997
Shares (unlimited number of shares authorized, no par value)	2,375,000	15,800,000	350,000	137,428	3,219,744	812,119
Net Asset Value	$32.88	$28.49	$28.25	$39.60	$22.39	$56.08
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 261

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped	UltraShort FTSE China 50	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$658,518	$29,378,686	$65,023,992	$14,972,057	$1,171,526	$34,874,211
Securities, at value	—	18,496,161	35,997,477	7,999,052	—	16,998,868
Repurchase Agreements, at value	658,518	10,881,699	29,026,515	6,973,005	1,171,526	17,875,343
Total Investment Securities	658,518	29,377,860	65,023,992	14,972,057	1,171,526	34,874,211
Cash	—	21	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	14,850
Segregated cash balances with custodian for swap agreements	811,936	30,000	1,010,999	741,006	65,000	56,100
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	16	44	11	2	27
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	1,474,833
Receivable from Advisor	6,142	—	—	—	6,174	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	625
Unrealized appreciation on non-exchange traded swap agreements	30,867	3,955,709	5,983,227	3,579	83,901	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	97	193	305	169	93	290
Total Assets	1,507,561	33,363,799	72,018,567	15,716,822	1,326,696	36,420,936
LIABILITIES:
Cash overdraft	1	—	1,718	57	2	29
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	2,393,656	—	—
Advisory fees payable	—	11,864	27,574	2,736	—	15,278
Management Services fees payable	—	2,417	4,860	1,259	—	2,873
Custodian fees payable	51	2,502	5,451	312	54	2,427
Administration fees payable	14,147	14,151	15,603	14,147	14,148	14,169
Trustee fees payable	10	276	533	152	11	308
Licensing fees payable	24	739	9,558	—	28	5,812
Listing fees payable	3,326	3,326	3,326	3,326	3,326	3,326
Professional fees payable	13,246	9,677	9,454	10,480	9,431	9,599
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	179,987	637,917	12,270,820	128,186	—	278,843
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	489	1,579	18,478	2,484	549	3,908
Total Liabilities	211,281	684,448	12,367,375	2,556,795	27,549	336,572
NET ASSETS	$1,296,280	$32,679,351	$59,651,192	$13,160,027	$1,299,147	$36,084,364
NET ASSETS CONSIST OF:
Paid in Capital	$7,488,393	$30,685,246	$822,683,701	$44,228,568	$14,660,224	$45,902,324
Accumulated undistributed net investment income (loss)	(28,136)	(408,988)	(1,304,766)	(216,309)	(20,288)	(1,020,660)
Accumulated net realized gains (losses) on investments	(6,014,857)	(913,873)	(755,440,150)	(30,727,625)	(13,424,690)	(8,517,787)
Net unrealized appreciation (depreciation) on:
Investments	—	(826)	—	—	—	—
Futures contracts	—	—	—	—	—	(670)
Non-exchange traded swap agreements	(149,120)	3,317,792	(6,287,593)	(124,607)	83,901	(278,843)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,296,280	$32,679,351	$59,651,192	$13,160,027	$1,299,147	$36,084,364
Shares (unlimited number of shares authorized, no par value)	49,992	449,902	1,510,525	274,913	49,986	1,225,000
Net Asset Value	$25.93	$72.64	$39.49	$47.87	$25.99	$29.46

See accompanying notes to the financial statements.

262 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$839,645,193	$173,404,747	$2,768,743	$2,632,480	$201,888,684	$2,753,146,528
Securities, at value	624,845,019	61,974,344	—	—	149,940,800	1,884,336,660
Repurchase Agreements, at value	214,699,077	111,406,239	2,768,743	2,632,480	51,942,609	868,434,394
Total Investment Securities	839,544,096	173,380,583	2,768,743	2,632,480	201,883,409	2,752,771,054
Cash	116	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	388,960	—	—	—	22,275	718,080
Segregated cash balances with custodian for swap agreements	—	9,519,000	263,001	290,022	2,766	8,532
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	325	169	4	4	79	1,314
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	1,408,690	—	—	—	—
Receivable from Advisor	—	—	6,501	5,058	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	937	182,052
Unrealized appreciation on non-exchange traded swap agreements	6,462,281	1,592,236	—	—	—	59,096,969
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	5,718	394	19	23	1,595	17,305
Total Assets	846,401,496	185,901,072	3,038,268	2,927,587	201,911,061	2,812,795,306
LIABILITIES:
Cash overdraft	—	462	20	20	176,072	6,564,458
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	518,580	92,932	—	—	117,082	1,704,136
Management Services fees payable	69,051	12,699	—	—	16,296	227,217
Custodian fees payable	31,753	1,340	83	121	11,019	84,288
Administration fees payable	48,594	20,749	14,147	14,147	24,441	64,402
Trustee fees payable	8,005	942	25	26	1,946	25,712
Licensing fees payable	146,422	13,049	7,830	445	34,380	462,340
Listing fees payable	3,110	3,326	3,326	3,326	3,326	2,894
Professional fees payable	13,337	10,056	10,385	8,491	12,831	23,950
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	12,656	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	18,266,336	1,198,810	189,093	77,025	5,373,054	88,848,777
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	82,400	7,686	679	579	16,812	199,327
Total Liabilities	19,200,244	1,362,051	225,588	104,180	5,787,259	98,207,501
NET ASSETS	$827,201,252	$184,539,021	$2,812,680	$2,823,407	$196,123,802	$2,714,587,805
NET ASSETS CONSIST OF:
Paid in Capital	$1,535,387,126	$201,361,308	$4,060,635	$4,155,170	$504,345,643	$8,703,109,121
Accumulated undistributed net investment income (loss)	(21,247,263)	(1,218,653)	(62,259)	(63,694)	(4,614,042)	(60,718,122)
Accumulated net realized gains (losses) on investments	(674,995,326)	(15,972,896)	(996,603)	(1,191,044)	(298,228,278)	(5,897,624,537)
Net unrealized appreciation (depreciation) on:
Investments	(101,097)	(24,164)	—	—	(5,275)	(375,474)
Futures contracts	(38,133)	—	—	—	(1,192)	(51,375)
Non-exchange traded swap agreements	(11,804,055)	393,426	(189,093)	(77,025)	(5,373,054)	(29,751,808)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$827,201,252	$184,539,021	$2,812,680	$2,823,407	$196,123,802	$2,714,587,805
Shares (unlimited number of shares authorized, no par value)	33,350,000	6,550,000	100,000	100,000	8,450,000	61,206,929
Net Asset Value	$24.80	$28.17	$28.13	$28.23	$23.21	$44.35

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 263

	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$1,065,943	$93,103,047	$1,840,935,537	$912,164,177	$222,433,180	$130,446,753
Securities, at value	—	—	1,692,520,345	887,103,550	213,225,654	113,911,406
Repurchase Agreements, at value	1,065,943	93,103,047	121,320,880	68,111,432	10,611,345	6,496,324
Total Investment Securities	1,065,943	93,103,047	1,813,841,225	955,214,982	223,836,999	120,407,730
Cash	—	—	7,273	25,298	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	52,360	9,705,080	5,628,920	1,287,000	1,326,600
Segregated cash balances with custodian for swap agreements	296,664	6,208,344	5,236,569	9,694,153	432,607	3,363,285
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	141	3,473,398	1,060,591	722,788	136,780
Receivable for investments sold	—	—	379,761	—	—	103,966
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,114	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	69,694	—	2,725	—	—
Unrealized appreciation on non-exchange traded swap agreements	60,565	6,371,745	78,072,298	68,644,023	5,135,478	731,726
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	129	578	14,964	7,400	2,309	3,480
Total Assets	1,429,417	105,805,909	1,910,730,568	1,040,278,092	231,417,181	126,073,567
LIABILITIES:
Cash overdraft	21	545	—	—	533	311
Payable for investments purchased	—	—	—	—	—	1,305,521
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	58,828	1,151,109	583,098	133,286	55,824
Management Services fees payable	—	8,606	153,480	84,558	19,286	10,014
Custodian fees payable	381	2,487	63,261	32,148	8,812	11,855
Administration fees payable	14,149	18,118	71,259	64,927	39,799	29,581
Trustee fees payable	70	941	15,871	9,217	2,507	1,293
Licensing fees payable	1,096	16,754	—	165,221	29,558	—
Listing fees payable	3,326	3,326	3,326	3,326	3,326	3,326
Professional fees payable	10,410	9,148	21,184	18,495	11,309	202
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	412,443	—	132,000	192,800
Unrealized depreciation on non-exchange traded swap agreements	19,154	3,648,618	6,885,337	268,747	578,089	258,667
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	793	5,660	122,789	42,030	19,181	51,592
Total Liabilities	49,400	3,773,031	8,900,059	1,271,767	977,686	1,920,986
NET ASSETS	$1,380,017	$102,032,878	$1,901,830,509	$1,039,006,325	$230,439,495	$124,152,581
NET ASSETS CONSIST OF:
Paid in Capital	$2,726,881	$180,793,657	$1,585,997,683	$814,888,604	$307,729,746	$296,677,179
Accumulated undistributed net investment income (loss)	(191,516)	(1,946,366)	12,980,263	667,270	537,257	(66,034)
Accumulated net realized gains (losses) on investments	(1,196,759)	(79,534,288)	245,726,766	106,330,207	(85,381,075)	(163,779,091)
Net unrealized appreciation (depreciation) on:
Investments	—	—	(27,094,312)	43,050,805	1,403,819	(10,039,023)
Futures contracts	—	(3,252)	13,033,148	5,694,163	1,592,359	886,491
Non-exchange traded swap agreements	41,411	2,723,127	71,186,961	68,375,276	4,557,389	473,059
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,380,017	$102,032,878	$1,901,830,509	$1,039,006,325	$230,439,495	$124,152,581
Shares (unlimited number of shares authorized, no par value)	50,000	2,674,917	29,000,000	12,800,000	3,450,000	1,675,000
Net Asset Value	$27.60	$38.14	$65.58	$81.17	$66.79	$74.12

See accompanying notes to the financial statements.

264 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$199,754,484	$19,870,174	$873,850,302	$932,397,921	$151,408,650	$26,910,686
Securities, at value	161,264,921	15,489,890	802,980,257	880,823,004	137,488,378	24,697,378
Repurchase Agreements, at value	44,348,032	3,704,317	49,833,406	49,454,097	8,527,510	924,906
Total Investment Securities	205,612,953	19,194,207	852,813,663	930,277,101	146,015,888	25,622,284
Cash	757	—	—	—	3,429	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,458,000	—	6,082,120	8,474,840	819,390	29,480
Segregated cash balances with custodian for swap agreements	1,316,899	171,366	42,213,653	4,402,342	1,275,687	755,757
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	149,328	14,685	1,502,428	935,228	446,345	30,876
Receivable for investments sold	1,351	—	189,771	6,083,058	—	25,148
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	8,499	—	—	—	6,843,668	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	8,908
Unrealized appreciation on non-exchange traded swap agreements	6,530,166	2,955,060	187,281,915	462,255,432	30,742,698	13,190,279
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	1,290	3,067	7,936	8,263	1,294	891
Total Assets	215,079,243	22,338,385	1,090,091,486	1,412,436,264	186,148,399	39,663,623
LIABILITIES:
Cash overdraft	—	5	19,602	2,945	—	24
Payable for investments purchased	—	1,745,966	—	—	—	68,370
Payable for capital shares redeemed	—	—	—	6,106,059	—	—
Advisory fees payable	75,613	1,789	649,251	734,304	100,843	11,296
Management Services fees payable	16,595	1,639	83,295	105,588	14,905	3,162
Custodian fees payable	57,361	7,901	36,897	31,266	4,740	4,546
Administration fees payable	35,094	23,691	64,130	67,185	36,041	23,847
Trustee fees payable	2,072	207	8,353	11,682	1,786	415
Licensing fees payable	30,544	—	—	211,242	22,926	—
Listing fees payable	3,326	3,326	3,326	3,157	3,326	3,326
Professional fees payable	9,517	8,686	17,696	22,157	10,296	8,975
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	78,544	—	140,827	70,631	224,427	—
Unrealized depreciation on non-exchange traded swap agreements	2,614,606	18,286	3,172,449	2,928,442	944,958	3,504
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	24,146	2,473	30,927	41,252	7,068	3,214
Total Liabilities	2,947,418	1,813,969	4,226,753	10,335,910	1,371,316	130,679
NET ASSETS	$212,131,825	$20,524,416	$1,085,864,733	$1,402,100,354	$184,777,083	$39,532,944
NET ASSETS CONSIST OF:
Paid in Capital	$408,973,932	$14,886,270	$702,592,372	$516,283,958	$119,228,504	$26,395,908
Accumulated undistributed net investment income (loss)	869,657	1,521	3,572,958	(1,877,584)	1,126,177	(11,465)
Accumulated net realized gains (losses) on investments	(208,735,535)	3,375,818	210,272,903	426,043,013	39,439,341	1,233,160
Net unrealized appreciation (depreciation) on:
Investments	5,858,469	(675,967)	(21,036,639)	(2,120,820)	(5,392,762)	(1,288,402)
Futures contracts	1,249,742	—	6,353,673	4,444,797	578,083	16,968
Non-exchange traded swap agreements	3,915,560	2,936,774	184,109,466	459,326,990	29,797,740	13,186,775
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$212,131,825	$20,524,416	$1,085,864,733	$1,402,100,354	$184,777,083	$39,532,944
Shares (unlimited number of shares authorized, no par value)	2,400,000	350,000	16,300,000	11,600,000	2,700,000	700,000
Net Asset Value	$88.39	$58.64	$66.62	$120.87	$68.44	$56.48

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 265

	UltraPro Russell2000	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$50,644,473	$60,815,975	$564,717,615	$18,325,398	$24,578,496	$657,129,835
Securities, at value	49,018,176	44,253,848	481,344,064	15,447,404	21,923,536	703,735,097
Repurchase Agreements, at value	3,062,896	9,422,203	68,260,833	2,454,581	2,544,301	38,858,710
Total Investment Securities	52,081,072	53,676,051	549,604,897	17,901,985	24,467,837	742,593,807
Cash	347	—	—	—	—	424
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	23
Segregated cash balances with brokers for futures contracts	626,400	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,011,209	3,889,261	1,588,645	218,739	268,031	3,398,473
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	43,085	80,431	187,664	24,337	22,462	928,326
Receivable for investments sold	411	35,398	—	—	—	—
Due from counterparty	—	153,671	—	3,574	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	23,182	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	38,501,153	251,321	237,141,363	2,886,755	5,768,359	59,002,322
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	904	482	5,500	137	221	5,576
Total Assets	92,287,763	58,086,615	788,528,069	21,035,527	30,526,910	805,928,951
LIABILITIES:
Cash overdraft	—	35	269	133	15	—
Payable for investments purchased	—	—	8,083,688	100,974	302,447	4,014,611
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	19,505	22,628	430,599	3,296	6,989	486,053
Management Services fees payable	7,257	4,309	64,125	1,699	2,448	65,204
Custodian fees payable	112,461	4,789	13,074	882	1,160	33,056
Administration fees payable	28,118	23,615	59,767	23,583	23,579	59,853
Trustee fees payable	900	508	9,140	193	265	7,215
Licensing fees payable	13,571	7,108	123,639	3,123	4,322	111,168
Listing fees payable	3,326	3,326	3,544	3,326	3,326	3,326
Professional fees payable	9,292	8,893	18,958	8,636	8,737	15,315
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	3,553	4,444,131	—	38,118	131,409	642,398
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	9,400	11,892	23,811	1,953	2,048	73,826
Total Liabilities	207,383	4,531,234	8,830,614	185,916	486,745	5,512,025
NET ASSETS	$92,080,380	$53,555,381	$779,697,455	$20,849,611	$30,040,165	$800,416,926
NET ASSETS CONSIST OF:
Paid in Capital	$25,326,969	$59,143,507	$583,292,937	$15,078,730	$20,615,194	$2,627,226,306
Accumulated undistributed net investment income (loss)	(497,970)	390,297	(8,015,022)	75,411	8,986	2,113,793
Accumulated net realized gains (losses) on investments	26,987,413	5,354,311	(17,609,105)	3,270,246	3,889,694	(1,972,747,069)
Net unrealized appreciation (depreciation) on:
Investments	1,436,599	(7,139,924)	(15,112,718)	(423,413)	(110,659)	85,463,972
Futures contracts	329,769	—	—	—	—	—
Non-exchange traded swap agreements	38,497,600	(4,192,810)	237,141,363	2,848,637	5,636,950	58,359,924
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$92,080,380	$53,555,381	$779,697,455	$20,849,611	$30,040,165	$800,416,926
Shares (unlimited number of shares authorized, no par value)	1,050,000	1,350,000	11,100,000	200,000	275,000	10,669,250
Net Asset Value	$87.70	$39.67	$70.24	$104.25	$109.24	$75.02

See accompanying notes to the financial statements.

266 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Gold Miners	Ultra Junior Miners	Ultra Health Care	Ultra Homebuilders & Supplies	Ultra Industrials	Ultra Oil & Gas
ASSETS:
Securities and Repurchase Agreements, at cost	$1,854,908	$2,304,886	$109,516,892	$2,932,495	$17,973,886	$155,284,230
Securities, at value	1,227,118	1,627,374	98,486,141	2,314,554	16,046,361	119,718,105
Repurchase Agreements, at value	664,858	667,239	12,205,713	689,086	1,100,224	8,685,316
Total Investment Securities	1,891,976	2,294,613	110,691,854	3,003,640	17,146,585	128,403,421
Cash	—	—	—	999	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	794,000	765,000	800,458	28,000	187,727	6,213,134
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	1	160,911	1,059	36,782	567,403
Receivable for investments sold	78,470	117,540	—	—	—	—
Due from counterparty	—	—	—	—	—	178,739
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	1,232	8,965	—	2,356	637	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	23,409	35,200	36,990,492	164,812	5,538,345	4,493,053
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	19	22	1,449	2,578	240	1,210
Total Assets	2,789,107	3,221,341	148,645,164	3,203,444	22,910,316	139,856,960
LIABILITIES:
Cash overdraft	1	1	3,572	—	68	94
Payable for investments purchased	—	—	1,509,537	51,721	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	77,972	—	—	65,889
Management Services fees payable	—	—	12,145	—	—	10,619
Custodian fees payable	892	875	3,917	2,340	1,403	7,909
Administration fees payable	662	851	33,771	1,997	23,593	32,102
Trustee fees payable	23	30	1,920	27	240	1,438
Licensing fees payable	608	22,736	26,742	967	3,189	19,527
Listing fees payable	2,856	2,856	3,326	—	3,326	3,326
Professional fees payable	9,036	8,869	10,750	8,391	8,748	10,177
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	647,784	680,428	611,703	19,243	—	13,426,045
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	3,710	2,499	8,371	1,984	2,616	15,387
Total Liabilities	665,572	719,145	2,303,726	86,670	43,183	13,592,513
NET ASSETS	$2,123,535	$2,502,196	$146,341,438	$3,116,774	$22,867,133	$126,264,447
NET ASSETS CONSIST OF:
Paid in Capital	$3,623,751	$4,321,413	$94,497,684	$2,999,217	$17,799,962	$185,160,033
Accumulated undistributed net investment income (loss)	(14,174)	(19,057)	1,098,820	(5,840)	69,065	1,679,405
Accumulated net realized gains (losses) on investments	(898,735)	(1,144,659)	13,191,183	(93,317)	287,062	(24,761,190)
Net unrealized appreciation (depreciation) on:
Investments	37,068	(10,273)	1,174,962	71,145	(827,301)	(26,880,809)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(624,375)	(645,228)	36,378,789	145,569	5,538,345	(8,932,992)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$2,123,535	$2,502,196	$146,341,438	$3,116,774	$22,867,133	$126,264,447
Shares (unlimited number of shares authorized, no par value)	99,969	99,986	2,250,000	150,001	200,000	3,325,000
Net Asset Value	$21.24	$25.03	$65.04	$20.78	$114.34	$37.97
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 267

	Ultra Oil & Gas Exploration & Production	Ultra Real Estate	Ultra S&P Regional Banking	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications
ASSETS:
Securities and Repurchase Agreements, at cost	$2,145,884	$188,764,493	$8,973,556	$24,643,604	$110,398,162	$3,590,110
Securities, at value	1,294,486	175,657,799	8,406,589	19,403,739	105,313,292	3,438,137
Repurchase Agreements, at value	653,708	10,964,816	935,619	6,354,085	8,677,783	321,930
Total Investment Securities	1,948,194	186,622,615	9,342,208	25,757,824	113,991,075	3,760,067
Cash	—	598	100	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	351,050	2,039,446	22,516	57,375	705,134	61,033
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1,831	219,195	12,581	62,049	175,975	6,295
Receivable for investments sold	—	—	—	12,880	21,091	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	3,116	—	5,558	—	—	6,942
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non- exchange traded swap agreements	19,392	53,436,541	2,022,535	1,289,794	32,970,790	709,011
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	2,578	2,014	379	262	1,086	102
Total Assets	2,326,161	242,320,409	11,405,877	27,180,184	147,865,151	4,543,450
LIABILITIES:
Cash overdraft	300,003	—	—	40	39	1
Payable for investments purchased	—	1,806,828	—	264,394	7,521	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	133,466	—	5,509	75,601	—
Management Services fees payable	—	19,442	—	2,084	11,479	—
Custodian fees payable	2,340	8,285	959	3,576	5,290	1,205
Administration fees payable	1,252	39,242	23,532	23,540	31,540	23,540
Trustee fees payable	17	2,078	95	246	1,131	45
Licensing fees payable	639	32,302	2,554	3,434	19,000	797
Listing fees payable	—	3,326	3,326	3,326	3,326	3,326
Professional fees payable	8,395	10,480	8,539	8,767	9,597	8,522
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non- exchange traded swap agreements	356,494	—	—	—	470,523	8,590
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	1,807	24,240	341	5,023	15,442	999
Total Liabilities	670,947	2,079,689	39,346	319,939	650,489	47,025
NET ASSETS	$1,655,214	$240,240,720	$11,366,531	$26,860,245	$147,214,662	$4,496,425
NET ASSETS CONSIST OF:
Paid in Capital	$2,873,645	$102,918,587	$9,248,459	$21,116,514	$95,871,201	$3,779,176
Accumulated undistributed net investment income (loss)	141	3,829,926	17,441	109,983	149,194	77,353
Accumulated net realized gains (losses) on investments	(683,780)	82,197,544	(290,556)	3,229,734	15,101,087	(230,482)
Net unrealized appreciation (depreciation) on:
Investments	(197,690)	(2,141,878)	368,652	1,114,220	3,592,913	169,957
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(337,102)	53,436,541	2,022,535	1,289,794	32,500,267	700,421
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,655,214	$240,240,720	$11,366,531	$26,860,245	$147,214,662	$4,496,425
Shares (unlimited number of shares authorized, no par value)	49,995	2,329,372	100,000	300,000	1,775,000	50,000
Net Asset Value	$33.11	$103.14	$113.67	$89.53	$82.94	$89.93

See accompanying notes to the financial statements.

268 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Utilities	UltraPro Nasdaq Biotechnology	UltraPro Financial Select Sector	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$17,436,005	$45,707,694	$13,018,739	$36,583,469	$18,578,301
Securities, at value	12,316,211	40,652,396	9,773,206	9,696,531	15,997,866
Repurchase Agreements, at value	3,292,288	4,344,836	3,085,487	26,885,762	2,580,435
Total Investment Securities	15,608,499	44,997,232	12,858,693	36,582,293	18,578,301
Cash	462	—	491	—	—
Foreign cash	—	—	—	—	—
Due from Custodian	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	205,724	1,114,122	71,764	859,000	2,873,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—
Dividends and interest receivable	76,846	14,467	12,296	41	4
Receivable for investments sold	—	—	—	—	—
Due from counterparty	7,037	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—
Receivable from Advisor	—	—	4,914	—	—
Reclaims receivable	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	892,630	6,555,336	62,583	885,209	2,460
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Prepaid expenses	256	810	96	206	232
Total Assets	16,791,454	52,681,967	13,010,837	38,326,749	21,453,997
LIABILITIES:
Cash overdraft	—	41	—	69	51
Payable for investments purchased	4,532	1,009,951	200,875	—	—
Payable for capital shares redeemed	—	—	—	—	—
Advisory fees payable	349	20,884	—	9,980	3,909
Management Services fees payable	1,445	4,095	—	2,145	1,516
Custodian fees payable	3,248	2,340	3,620	1,421	2,087
Administration fees payable	23,584	22,780	23,586	14,247	14,217
Trustee fees payable	139	307	114	111	270
Licensing fees payable	3,116	7,655	1,814	1,232	399
Listing fees payable	3,326	—	3,326	3,326	3,326
Professional fees payable	8,651	8,355	8,540	8,459	13,528
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,257,035	425,487	19,324	2,950,400	4,346,811
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Other liabilities	3,468	2,088	789	1,702	5,017
Total Liabilities	1,308,893	1,503,983	261,988	2,993,092	4,391,131
NET ASSETS	$15,482,561	$51,177,984	$12,748,849	$35,333,657	$17,062,866
NET ASSETS CONSIST OF:
Paid in Capital	$22,191,263	$66,082,262	$7,392,119	$43,371,883	$32,475,429
Accumulated undistributed net investment income (loss)	94,147	(103,017)	27,177	(469,988)	(630,387)
Accumulated net realized gains (losses) on investments	(4,610,938)	(20,220,648)	5,446,340	(5,501,871)	(10,437,825)
Net unrealized appreciation (depreciation) on:
Investments	(1,827,506)	(710,462)	(160,046)	(1,176)	—
Futures contracts	—	—	—	—	—
Non-exchange traded swap agreements	(364,405)	6,129,849	43,259	(2,065,191)	(4,344,351)
Centrally cleared swap agreements	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—
NET ASSETS	$15,482,561	$51,177,984	$12,748,849	$35,333,657	$17,062,866
Shares (unlimited number of shares authorized, no par value)	175,000	899,915	150,002	375,000	350,000
Net Asset Value	$88.47	$56.87	$84.99	$94.22	$48.75

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 269

	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 50	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI
ASSETS:
Securities and Repurchase Agreements, at cost	$16,421,889	$759,905	$4,520,620	$16,067,892	$10,153,100	$3,096,994
Securities, at value	9,992,260	—	2,081,988	4,998,380	2,999,190	1,998,974
Repurchase Agreements, at value	6,426,228	759,905	2,438,632	11,069,099	7,153,796	1,097,054
Total Investment Securities	16,418,488	759,905	4,520,620	16,067,479	10,152,986	3,096,028
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Due from Custodian	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	7,342,000	730,949	2,144,000	9,120,001	4,309,000	1,774,000
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—	—	—
Dividends and interest receivable	10	1	4	17	11	2
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	6,093	4,482	—	—	4,103
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	1,765,993	3,839	—	1,032,694	1,555,569	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Prepaid expenses	236	118	183	462	159	105
Total Assets	25,526,727	1,500,905	6,669,289	26,220,653	16,017,725	4,874,238
LIABILITIES:
Cash overdraft	64	1	22	100	35	24
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	9,578	—	—	5,907	4,686	—
Management Services fees payable	2,191	—	—	2,114	1,509	—
Custodian fees payable	1,492	19	803	3,480	1,077	222
Administration fees payable	14,154	14,147	14,148	14,233	14,162	14,148
Trustee fees payable	354	15	54	457	202	40
Licensing fees payable	1,397	—	73	4,229	408	29
Listing fees payable	3,326	3,326	3,326	3,326	3,326	3,326
Professional fees payable	8,848	8,482	9,485	11,119	8,655	10,403
Payable for variation margin on centrally cleared swap agreements	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,274,833	71,577	3,174,758	1,299,015	122,985	803,963
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Other liabilities	1,785	618	1,227	4,013	3,174	940
Total Liabilities	1,318,022	98,185	3,203,896	1,347,993	160,219	833,095
NET ASSETS	$24,208,705	$1,402,720	$3,465,393	$24,872,660	$15,857,506	$4,041,143
NET ASSETS CONSIST OF:
Paid in Capital	$25,678,710	$1,160,067	$25,515,099	$31,574,568	$8,477,923	$5,859,860
Accumulated undistributed net investment income (loss)	(502,715)	(35,509)	(124,160)	(835,704)	(439,738)	(93,828)
Accumulated net realized gains (losses) on investments	(1,455,049)	345,900	(18,750,788)	(5,599,470)	6,386,851	(919,960)
Net unrealized appreciation (depreciation) on:
Investments	(3,401)	—	—	(413)	(114)	(966)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	491,160	(67,738)	(3,174,758)	(266,321)	1,432,584	(803,963)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$24,208,705	$1,402,720	$3,465,393	$24,872,660	$15,857,506	$4,041,143
Shares (unlimited number of shares authorized, no par value)	575,000	50,000	116,557	475,000	175,000	150,000
Net Asset Value	$42.10	$28.05	$29.73	$52.36	$90.61	$26.94

See accompanying notes to the financial statements.

270 :: NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
ASSETS:
Securities and Repurchase Agreements, at cost	$58,088,202	$47,890,128	$2,446,472	$2,679,534
Securities, at value	50,829,108	34,006,947	1,975,178	2,228,369
Repurchase Agreements, at value	6,843,008	14,916,301	273,355	402,760
Total Investment Securities	57,672,116	48,923,248	2,248,533	2,631,129
Cash	84	—	—	2
Foreign cash	—	—	—	—
Due from Custodian	175,735	—	—	—
Segregated cash balances with brokers for futures contracts	13,365	29,920	—	—
Segregated cash balances with custodian for swap agreements	1,405,861	555,970	492,000	271,002
Segregated cash balance with brokers for centrally cleared swap agreements	—	—	—	—
Dividends and interest receivable	180,710	206,660	—	1
Receivable for investments sold	2,205,172	5,554,201	—	—
Due from counterparty	—	—	—	—
Receivable for capital shares issued	—	—	—	—
Receivable from Advisor	—	—	10,734	9,518
Reclaims receivable	—	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—	—
Receivable for variation margin on futures contracts	—	1,250	—	—
Unrealized appreciation on non-exchange traded swap agreements	67,897	869,827	—	69,462
Unrealized appreciation on forward currency contracts	—	—	—	—
Prepaid expenses	2,331	647	20	22
Total Assets	61,723,271	56,141,723	2,751,287	2,981,136
LIABILITIES:
Cash overdraft	—	50	1	—
Payable for investments purchased	1,476,485	1,784,699	—	—
Payable for capital shares redeemed	—	5,598,105	—	—
Advisory fees payable	36,877	23,854	—	—
Management Services fees payable	5,944	4,439	—	—
Custodian fees payable	12,918	2,223	248	127
Administration fees payable	27,579	23,739	23,538	23,538
Trustee fees payable	276	575	25	27
Licensing fees payable	10,830	8,289	13,049	7,830
Listing fees payable	3,326	3,326	3,326	3,326
Professional fees payable	7,170	9,413	8,490	8,493
Payable for variation margin on centrally cleared swap agreements	—	—	—	—
Payable for variation margin on futures contracts	563	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	6,202,482	163,335	112,454	116
Unrealized depreciation on forward currency contracts	—	—	—	—
Other liabilities	40,524	2,904	636	627
Total Liabilities	7,824,974	7,624,951	161,767	44,084
NET ASSETS	$53,898,297	$48,516,772	$2,589,520	$2,937,052
NET ASSETS CONSIST OF:
Paid in Capital	$189,998,961	$47,532,103	$2,940,168	$2,798,562
Accumulated undistributed net investment income (loss)	55,039	140,808	12,061	6,333
Accumulated net realized gains (losses) on investments	(129,605,442)	(898,053)	(52,316)	111,216
Net unrealized appreciation (depreciation) on:
Investments	(416,086)	1,033,120	(197,939)	(48,405)
Futures contracts	410	2,302	—	—
Non-exchange traded swap agreements	(6,134,585)	706,492	(112,454)	69,346
Centrally cleared swap agreements	—	—	—	—
Foreign currency transactions	—	—	—	—
NET ASSETS	$53,898,297	$48,516,772	$2,589,520	$2,937,052
Shares (unlimited number of shares authorized, no par value)	950,000	650,000	50,000	50,000
Net Asset Value	$56.74	$74.64	$51.79	$58.74

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2015 (UNAUDITED) :: 271

STATEMENTS OF OPERATIONS

272 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF	Global Listed Private Equity ETF	Large Cap Core Plus	S&P 500 Dividend Aristocrats ETF	S&P MidCap 400 Dividend Aristocrats ETF
	Six Months Ended November 30, 2015		Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$190,349	(1)	$406,787	$493,672	$4,664,010	$10,437,353	$122,670
Interest	63		10,332	17,704	2,168	213	5
Foreign withholding tax on income	—		(17,586)	(6,011)	—	—	—
Total Investment Income	190,412		399,533	505,365	4,666,178	10,437,566	122,675
EXPENSES:
Advisory fees (Note 4)	9,270		49,780	36,180	1,622,877	1,441,196	20,131
Management Services fees (Note 4)	13,243		11,062	7,236	216,787	411,768	5,033
Professional fees	9,609		8,782	8,670	14,512	19,564	8,519
Administration fees (Note 5)	12,973		47,897	47,287	100,811	123,434	7,565
Custodian fees (Note 6)	662		15,257	3,637	65,129	33,343	2,500
Printing and Shareholder reports	7,170		2,252	670	34,505	36,682	1,879
Licensing fees (Note 7)	30,000		10,000	15,001	18,365	164,710	12,500
Listing fees (Note 7)	4,608		4,608	2,108	4,608	4,608	4,608
Trustees fees (Note 8)	285		241	156	4,686	8,403	101
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—		—	—	—	—	—
Other fees	2,622		2,636	2,301	17,782	27,945	2,077
Total Gross Expenses before fees waived and/or reimbursed	90,442		152,515	123,246	2,100,062	2,271,653	64,913
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(70,462)		(102,917)	(79,961)	(1,127,261)	(834,355)	(44,836)
Total Net Expenses	19,980		49,598	43,285	972,801	1,437,298	20,077
Net Investment Income (Loss)	170,432		349,935	462,080	3,693,377	9,000,268	102,598
NET REALIZED GAIN (LOSS) ON:
Investments	(466,917	)(2)	(6,171)	(109,673)	(1,705,807)	(209,975)	(115,099)
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	10,895,943	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
In-kind redemptions of investments	11,429	(2)	(238,339)	223,888	2,928,665	3,777,766	469,971
Foreign currency transactions	—		(2,229)	(888)	—	—	—
Net realized gain (loss)	(455,488)		(246,739)	113,327	12,118,801	3,567,791	354,872
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(777)		(3,263,301)	(769,345)	(12,373,454)	(6,170,287)	(253,916)
Investments in Affiliated Underlying Funds	(517,773)		—	—	—	—	—
Futures contracts	—		—	—	—	—	—
Non-exchange traded swap agreements	—		—	—	(8,422,843)	—	—
Centrally cleared swap agreements	—		—	—	—	—	—
Foreign currency translations	—		571	93	—	—	—
Change in net unrealized appreciation/depreciation	(518,550)		(3,262,730)	(769,252)	(20,796,297)	(6,170,287)	(253,916)
Net realized and unrealized gain (loss)	(974,038)		(3,509,469)	(655,925)	(8,677,496)	(2,602,496)	100,956
Change in Net Assets Resulting from Operations	$(803,606)		$(3,159,534)	$(193,845)	$(4,984,119)	$6,397,772	$203,554

(1)  Amount represents dividend income received from affiliated Underlying ETFs of $190,349.

(2)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $(455,488) and distributions of realized gain received from affiliated Underlying ETFs of $0.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 273

	Russell 2000 Dividend Growers ETF	MSCI EAFE Dividend Growers ETF	MSCI Europe Dividend Growers ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	September 9, 2015* through November 30, 2015	September 22, 2015* through November 30, 2015	September 22, 2015* through November 30, 2015	September 22, 2015* through November 30, 2015
INVESTMENT INCOME:
Dividends	$97,940	$175,811	$16,972	$17,459	$18,553	$19,436
Interest	6	—	—	5	5	5
Foreign withholding tax on income	—	(7,465)	(605)	—	—	—
Total Investment Income	97,946	168,346	16,367	17,464	18,558	19,441
EXPENSES:
Advisory fees (Note 4)	13,452	38,823	4,947	2,137	2,140	2,157
Management Services fees (Note 4)	3,363	7,765	900	—	—	—
Professional fees	8,473	8,666	5,568	8	8	8
Administration fees (Note 5)	5,060	31,280	1,398	—	—	—
Custodian fees (Note 6)	2,500	7,499	1,547	—	—	—
Printing and Shareholder reports	1,870	2,508	1,237	—	—	—
Licensing fees (Note 7)	1,513	3,106	360	—	—	—
Listing fees (Note 7)	4,608	4,608	3,612	—	—	—
Trustees fees (Note 8)	69	161	25	22	22	22
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,978	2,189	873	11	12	11
Total Gross Expenses before fees waived and/or reimbursed	42,886	106,605	20,467	2,178	2,182	2,198
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(29,469)	(67,903)	(15,529)	—	—	—
Total Net Expenses	13,417	38,702	4,938	2,178	2,182	2,198
Net Investment Income (Loss)	84,529	129,644	11,429	15,286	16,376	17,243
NET REALIZED GAIN (LOSS) ON:
Investments	(5,678)	(596,464)	(64,285)	(42)	4	(149)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	147,852	—	—	—	—	—
Foreign currency transactions	—	(294)	(221)	—	—	—
Net realized gain (loss)	142,174	(596,758)	(64,506)	(42)	4	(149)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	74,436	(517,039)	58,315	277,452	274,007	318,245
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	(1,736)	(119)	—	—	—
Change in net unrealized appreciation/depreciation	74,436	(518,775)	58,196	277,452	274,007	318,245
Net realized and unrealized gain (loss)	216,610	(1,115,533)	(6,310)	277,410	274,011	318,096
Change in Net Assets Resulting from Operations	$301,139	$(985,889)	$5,119	$292,696	$290,387	$335,339

*Commencement of investment operations.

See accompanying notes to the financial statements.

274 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P 500® Ex-Technology ETF	Hedged FTSE Europe ETF	Hedged FTSE Japan ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged	USD Covered Bond
	September 22, 2015* through November 30, 2015	June 23, 2015* through November 30, 2015	June 23, 2015* through November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$17,431	$164,861	$216,667	$—	$—	$—
Interest	5	9	7	3,912,105	3,105,094	53,032
Foreign withholding tax on income	—	(8,051)	(22,621)	—	—	—
Total Investment Income	17,436	156,819	194,053	3,912,105	3,105,094	53,032
EXPENSES:
Advisory fees (Note 4)	2,131	21,374	20,881	309,567	236,945	11,561
Management Services fees (Note 4)	—	—	—	61,913	78,981	3,303
Professional fees	8	63	72	10,203	10,670	8,559
Administration fees (Note 5)	—	—	—	69,249	80,837	47,840
Custodian fees (Note 6)	—	—	—	8,002	7,615	509
Printing and Shareholder reports	—	—	—	11,882	8,279	606
Licensing fees (Note 7)	—	—	—	30,958	31,593	6,523
Listing fees (Note 7)	—	—	—	2,108	3,000	4,608
Trustees fees (Note 8)	22	3,342	3,366	1,331	1,665	70
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	11	87	96	6,168	6,987	2,014
Total Gross Expenses before fees waived and/or reimbursed	2,172	24,866	24,415	511,381	466,572	85,593
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	(202,867)	(230,320)	(74,064)
Total Net Expenses	2,172	24,866	24,415	308,514	236,252	11,529
Net Investment Income (Loss)	15,264	131,953	169,638	3,603,591	2,868,842	41,503
NET REALIZED GAIN (LOSS) ON:
Investments	88	(261,840)	(178,508)	(5,062,308)	(1,913,038)	(6,405)
Futures contracts	—	—	—	(469,779)	(708,545)	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	(240,927)	—	—
Foreign currency transactions	—	111,518	(744,711)	—	—	—
Net realized gain (loss)	88	(150,322)	(923,219)	(5,773,014)	(2,621,583)	(6,405)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	248,378	(1,565,043)	(1,114,450)	(9,360,951)	(3,070,447)	(51,388)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	293,731	272,562	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	865,902	581,745	—	—	—
Change in net unrealized appreciation/depreciation	248,378	(699,141)	(532,705)	(9,067,220)	(2,797,885)	(51,388)
Net realized and unrealized gain (loss)	248,466	(849,463)	(1,455,924)	(14,840,234)	(5,419,468)	(57,793)
Change in Net Assets Resulting from Operations	$263,730	$(717,510)	$(1,286,286)	$(11,236,643)	$(2,550,626)	$(16,290)

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 275

	German Sovereign/ Sub-Sovereign ETF	Short Term USD Emerging Markets Bond ETF	Hedge Replication ETF	Merger ETF	RAFI® Long/Short	30 Year TIPS/TSY Spread
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$63,289	$29,503	$583,145	$—
Interest	13,389	212,666	750	122	1,881	49,012
Foreign withholding tax on income	—	—	(10)	(144)	—	—
Total Investment Income	13,389	212,666	64,029	29,481	585,026	49,012
EXPENSES:
Advisory fees (Note 4)	6,337	19,190	151,487	23,748	160,994	9,410
Management Services fees (Note 4)	1,811	3,838	20,198	3,166	21,491	1,711
Professional fees	8,517	8,573	9,033	8,552	9,211	8,514
Administration fees (Note 5)	46,780	49,097	50,984	47,333	47,415	46,603
Custodian fees (Note 6)	6,433	5,364	98,389	4,781	19,491	517
Printing and Shareholder reports	206	850	3,095	168	4,967	188
Licensing fees (Note 7)	12,500	—	60,595	15,001	—	4,952
Listing fees (Note 7)	4,608	3,000	4,608	2,108	4,608	4,608
Trustees fees (Note 8)	38	81	433	63	463	36
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,917	2,030	3,214	1,993	3,319	1,905
Total Gross Expenses before fees waived and/or reimbursed	89,147	92,023	402,036	106,913	271,959	78,444
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(81,023)	(72,884)	(210,697)	(83,231)	(68,403)	(65,652)
Total Net Expenses	8,124	19,139	191,339	23,682	203,556	12,792
Net Investment Income (Loss)	5,265	193,527	(127,310)	5,799	381,470	36,220
NET REALIZED GAIN (LOSS) ON:
Investments	(118,821)	103,093	181,313	(352,901)	(449,222)	—
Futures contracts	—	—	(138,045)	—	—	—
Non-exchange traded swap agreements	—	—	171,020	(136,833)	(10,659,801)	(2,206)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	133,193	208	581,766	(368,429)
Foreign currency transactions	(1,609)	—	—	42,248	—	—
Net realized gain (loss)	(120,430)	103,093	347,481	(447,278)	(10,527,257)	(370,635)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	1,829	13,379	(428,310)	(47,986)	(3,514,077)	159,564
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	162,969	—	—	—
Non-exchange traded swap agreements	—	—	(756,025)	349,311	11,890,376	(29,375)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	(221)	—	—	(4,214)	—	—
Change in net unrealized appreciation/depreciation	1,608	13,379	(1,021,366)	297,111	8,376,299	130,189
Net realized and unrealized gain (loss)	(118,822)	116,472	(673,885)	(150,167)	(2,150,958)	(240,446)
Change in Net Assets Resulting from Operations	$(113,557)	$309,999	$(801,195)	$(144,368)	$(1,769,488)	$(204,226)
See accompanying notes to the financial statements.

276 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	CDS North American HY Credit ETF	CDS Short North American HY Credit ETF	Short S&P500®	Short QQQ®	Short Dow30SM	Short MidCap400
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	879	1,278	318,119	68,767	89,613	4,299
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	879	1,278	318,119	68,767	89,613	4,299
EXPENSES:
Advisory fees (Note 4)	16,831	25,139	6,627,040	984,713	1,258,637	84,392
Management Services fees (Note 4)	2,589	3,868	883,599	131,294	167,817	11,252
Professional fees	8,526	8,562	33,052	12,109	13,099	8,783
Administration fees (Note 5)	19,250	19,592	114,399	55,222	63,142	28,331
Custodian fees (Note 6)	1,133	1,221	72,699	12,980	15,113	4,001
Printing and Shareholder reports	1,772	1,943	72,619	13,930	24,620	3,813
Licensing fees (Note 7)	—	—	1,250	131,294	67,128	1,250
Listing fees (Note 7)	2,108	2,108	7,108	4,608	4,608	4,608
Trustees fees (Note 8)	53	83	18,608	2,771	3,511	243
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,958	2,063	60,669	9,920	12,157	2,616
Total Gross Expenses before fees waived and/or reimbursed	54,220	64,579	7,891,043	1,358,841	1,629,832	149,289
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(41,311)	(45,294)	—	(115,572)	(40,329)	(42,674)
Total Net Expenses	12,909	19,285	7,891,043	1,243,269	1,589,503	106,615
Net Investment Income (Loss)	(12,030)	(18,007)	(7,572,924)	(1,174,502)	(1,499,890)	(102,316)
NET REALIZED GAIN (LOSS) ON:
Investments	(447)	(381)	443	(292)	(2,700)	—
Futures contracts	—	—	(9,072,058)	(4,314,999)	(1,283,267)	71,508
Non-exchange traded swap agreements	—	—	(132,159,480)	(38,305,804)	(25,113,350)	(6,379,680)
Centrally cleared swap agreements	(88,231)	137,826	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(88,678)	137,445	(141,231,095)	(42,621,095)	(26,399,317)	(6,308,172)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	(139,177)	(5,553)	(53,443)	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	(1,643,614)	(133,467)	(557,163)	14,392
Non-exchange traded swap agreements	—	—	86,244,816	20,595,530	13,803,852	6,871,881
Centrally cleared swap agreements	46,972	(129,327)	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	46,972	(129,327)	84,462,025	20,456,510	13,193,246	6,886,273
Net realized and unrealized gain (loss)	(41,706)	8,118	(56,769,070)	(22,164,585)	(13,206,071)	578,101
Change in Net Assets Resulting from Operations	$(53,736)	$(9,889)	$(64,341,994)	$(23,339,087)	$(14,705,961)	$475,785

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 277

	Short Russell2000	Short SmallCap600	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	114,299	4,005	432,006	87,142	63,117	1,191
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	114,299	4,005	432,006	87,142	63,117	1,191
EXPENSES:
Advisory fees (Note 4)	1,621,631	56,191	5,499,441	1,347,587	887,314	29,523
Management Services fees (Note 4)	216,328	7,497	733,253	179,831	118,308	3,938
Professional fees	14,264	8,674	28,924	13,531	11,799	8,576
Administration fees (Note 5)	72,786	28,333	110,628	65,565	52,773	28,327
Custodian fees (Note 6)	25,616	683	65,906	21,582	14,555	1,759
Printing and Shareholder reports	38,339	1,411	74,836	26,623	25,141	1,859
Licensing fees (Note 7)	205,511	1,250	1,250	179,831	47,324	1,250
Listing fees (Note 7)	4,608	4,608	5,858	4,608	4,608	4,608
Trustees fees (Note 8)	4,432	159	15,520	3,859	2,542	83
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	15,443	2,325	50,034	13,986	9,582	2,049
Total Gross Expenses before fees waived and/or reimbursed	2,218,958	111,131	6,585,650	1,857,003	1,173,946	81,972
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(169,534)	(40,112)	—	(154,779)	(53,516)	(44,659)
Total Net Expenses	2,049,424	71,019	6,585,650	1,702,224	1,120,430	37,313
Net Investment Income (Loss)	(1,935,125)	(67,014)	(6,153,644)	(1,615,082)	(1,057,313)	(36,122)
NET REALIZED GAIN (LOSS) ON:
Investments	(26,840)	—	19,764	114	—	—
Futures contracts	(930,539)	—	(5,233,982)	(5,614,373)	(1,473,224)	1,724
Non-exchange traded swap agreements	(14,733,780)	(1,604,318)	(174,296,157)	(74,396,008)	(27,331,370)	(2,404,296)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(15,691,159)	(1,604,318)	(179,510,375)	(80,010,267)	(28,804,594)	(2,402,572)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(33,337)	(1,666)	(425,373)	(79,168)	(62,831)	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(1,741,246)	—	(1,910,486)	508,111	(397,216)	(5,045)
Non-exchange traded swap agreements	17,015,423	1,467,744	101,018,389	25,116,304	15,551,548	2,584,714
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	15,240,840	1,466,078	98,682,530	25,545,247	15,091,501	2,579,669
Net realized and unrealized gain (loss)	(450,319)	(138,240)	(80,827,845)	(54,465,020)	(13,713,093)	177,097
Change in Net Assets Resulting from Operations	$(2,385,444)	$(205,254)	$(86,981,489)	$(56,080,102)	$(14,770,406)	$140,975

See accompanying notes to the financial statements.

278 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	53,405	1,246	199,149	87,210	61,459	967
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	53,405	1,246	199,149	87,210	61,459	967
EXPENSES:
Advisory fees (Note 4)	717,721	16,933	2,045,669	1,319,427	526,030	19,709
Management Services fees (Note 4)	95,764	2,259	272,754	176,058	70,337	2,629
Professional fees	11,070	8,529	16,116	13,071	10,420	8,540
Administration fees (Note 5)	47,270	28,327	81,435	64,817	40,912	28,337
Custodian fees (Note 6)	13,123	464	30,789	20,157	9,284	1,682
Printing and Shareholder reports	19,127	956	25,125	15,700	11,123	645
Licensing fees (Note 7)	90,975	1,250	1,250	176,058	28,135	1,250
Listing fees (Note 7)	4,608	4,608	4,608	4,296	4,608	4,608
Trustees fees (Note 8)	2,001	48	5,810	3,493	1,479	56
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	8,060	1,936	19,865	12,595	6,297	1,960
Total Gross Expenses before fees waived and/or reimbursed	1,009,719	65,310	2,503,421	1,805,672	708,625	69,416
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(102,312)	(43,911)	—	(139,855)	(42,776)	(44,504)
Total Net Expenses	907,407	21,399	2,503,421	1,665,817	665,849	24,912
Net Investment Income (Loss)	(854,002)	(20,153)	(2,304,272)	(1,578,607)	(604,390)	(23,945)
NET REALIZED GAIN (LOSS) ON:
Investments	8,512	—	16,620	3,427	118	—
Futures contracts	(566)	—	(1,592,222)	(4,781,626)	(274,470)	50,785
Non-exchange traded swap agreements	(23,191,325)	(1,591,040)	(85,658,284)	(133,609,766)	(30,479,301)	(3,476,791)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(23,183,379)	(1,591,040)	(87,233,886)	(138,387,965)	(30,753,653)	(3,426,006)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(30,742)	(49)	(110,198)	(67,212)	(40,420)	(105)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(476,987)	—	(545,073)	766,636	(245,973)	(11,169)
Non-exchange traded swap agreements	30,629,810	1,399,992	59,010,650	59,526,949	13,030,034	3,576,710
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	30,122,081	1,399,943	58,355,379	60,226,373	12,743,641	3,565,436
Net realized and unrealized gain (loss)	6,938,702	(191,097)	(28,878,507)	(78,161,592)	(18,010,012)	139,430
Change in Net Assets Resulting from Operations	$6,084,700	$(211,250)	$(31,182,779)	$(79,740,199)	$(18,614,402)	$115,485

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 279

	UltraPro Short Russell2000	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate	Short S&P Regional Banking
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	13,299	429	5,331	912	7,589	194
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	13,299	429	5,331	912	7,589	194
EXPENSES:
Advisory fees (Note 4)	262,060	5,152	74,904	33,279	167,116	4,537
Management Services fees (Note 4)	34,977	687	9,995	4,437	22,282	606
Professional fees	9,354	8,487	8,735	8,589	9,238	8,484
Administration fees (Note 5)	31,308	28,330	28,330	28,326	28,942	28,325
Custodian fees (Note 6)	7,756	117	1,429	182	2,214	97
Printing and Shareholder reports	7,105	285	4,365	396	4,598	5,879
Licensing fees (Note 7)	33,228	275	3,998	1,775	8,913	242
Listing fees (Note 7)	4,608	4,608	4,608	4,608	4,608	4,608
Trustees fees (Note 8)	688	15	210	90	575	13
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,197	1,829	2,462	2,035	3,569	1,824
Total Gross Expenses before fees waived and/or reimbursed	395,281	49,785	139,036	83,717	252,055	54,615
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(63,872)	(43,273)	(44,374)	(41,689)	(41,048)	(48,882)
Total Net Expenses	331,409	6,512	94,662	42,028	211,007	5,733
Net Investment Income (Loss)	(318,110)	(6,083)	(89,331)	(41,116)	(203,418)	(5,539)
NET REALIZED GAIN (LOSS) ON:
Investments	1,606	—	—	—	5,011	—
Futures contracts	326,085	—	—	—	—	—
Non-exchange traded swap agreements	(6,056,846)	(39,141)	(3,254,083)	(991,542)	(452,774)	—
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(5,729,155)	(39,141)	(3,254,083)	(991,542)	(447,763)	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(9,401)	(222)	(2,027)	—	(933)	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	(177,891)	—	—	—	—	—
Non-exchange traded swap agreements	8,115,201	161,199	2,192,118	606,903	(2,805,156)	(138,271)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	7,927,909	160,977	2,190,091	606,903	(2,806,089)	(138,271)
Net realized and unrealized gain (loss)	2,198,754	121,836	(1,063,992)	(384,639)	(3,253,852)	(138,271)
Change in Net Assets Resulting from Operations	$1,880,644	$115,753	$(1,153,323)	$(425,755)	$(3,457,270)	$(143,810)

See accompanying notes to the financial statements.

280 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Gold Miners
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,690	33,136	403	1,919	15,810	149
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	4,690	33,136	403	1,919	15,810	149
EXPENSES:
Advisory fees (Note 4)	67,658	493,963	8,842	13,153	202,389	7,087
Management Services fees (Note 4)	9,021	65,797	1,180	1,755	27,002	946
Professional fees	8,714	10,240	8,502	8,517	9,224	8,407
Administration fees (Note 5)	28,330	39,789	28,325	28,330	28,924	1,055
Custodian fees (Note 6)	1,332	6,324	167	434	5,482	900
Printing and Shareholder reports	3,042	5,903	551	1,536	13,300	1,458
Licensing fees (Note 7)	3,608	65,797	472	702	10,801	378
Listing fees (Note 7)	4,608	2,450	4,608	4,608	4,608	4,608
Trustees fees (Note 8)	187	1,333	27	39	583	20
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,339	6,050	1,870	1,908	3,698	1,871
Total Gross Expenses before fees waived and/or reimbursed	128,839	697,646	54,544	60,982	306,011	26,730
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,374)	(73,850)	(43,366)	(44,362)	(50,325)	(17,745)
Total Net Expenses	85,465	623,796	11,178	16,620	255,686	8,985
Net Investment Income (Loss)	(80,775)	(590,660)	(10,775)	(14,701)	(239,876)	(8,836)
NET REALIZED GAIN (LOSS) ON:
Investments	—	4,594	—	(1,232)	(4,698)	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	2,201,571	(22,664,816)	(453,449)	(2,367,428)	(7,188,123)	300,041
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	2,201,571	(22,660,222)	(453,449)	(2,368,660)	(7,192,821)	300,041
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,516)	(21,874)	—	(1,162)	(20,207)	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(2,247,610)	43,450,453	394,399	2,208,356	2,640,147	611,988
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(2,250,126)	43,428,579	394,399	2,207,194	2,619,940	611,988
Net realized and unrealized gain (loss)	(48,555)	20,768,357	(59,050)	(161,466)	(4,572,881)	912,029
Change in Net Assets Resulting from Operations	$(129,330)	$20,177,697	$(69,825)	$(176,167)	$(4,812,757)	$903,193

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 281

	UltraShort Junior Miners	UltraShort Health Care	UltraShort Homebuilders & Supplies	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Oil & Gas Exploration & Production
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	June 22, 2015* through November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	June 22, 2015* through November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	118	1,127	244	1,851	11,243	357
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	118	1,127	244	1,851	11,243	357
EXPENSES:
Advisory fees (Note 4)	8,834	10,624	6,298	21,720	176,808	9,370
Management Services fees (Note 4)	1,178	1,417	843	2,896	23,574	1,252
Professional fees	8,439	8,506	8,407	8,551	9,151	8,413
Administration fees (Note 5)	1,311	28,329	998	28,329	28,610	1,448
Custodian fees (Note 6)	900	282	2,340	349	4,099	2,340
Printing and Shareholder reports	1,456	311	1,872	738	7,143	1,872
Licensing fees (Note 7)	15,230	567	632	1,158	9,430	1,002
Listing fees (Note 7)	4,608	4,608	7,553	4,608	4,608	7,553
Trustees fees (Note 8)	21	30	18	63	527	25
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,922	1,896	1,700	1,971	3,583	1,677
Total Gross Expenses before fees waived and/or reimbursed	43,899	56,570	30,661	70,383	267,533	34,952
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(32,723)	(43,152)	(22,684)	(42,961)	(43,998)	(23,087)
Total Net Expenses	11,176	13,418	7,977	27,422	223,535	11,865
Net Investment Income (Loss)	(11,058)	(12,291)	(7,733)	(25,571)	(212,292)	(11,508)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	474	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(247,522)	(2,304,097)	(37,821)	(2,672,249)	8,389,452	(342,681)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(247,522)	(2,304,097)	(37,821)	(2,672,249)	8,389,926	(342,681)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(563)	—	(822)	(5,244)	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	774,525	2,129,296	(235,247)	2,181,107	(1,172,011)	463,117
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	774,525	2,128,733	(235,247)	2,180,285	(1,177,255)	463,117
Net realized and unrealized gain (loss)	527,003	(175,364)	(273,068)	(491,964)	7,212,671	120,436
Change in Net Assets Resulting from Operations	$515,945	$(187,655)	$(280,801)	$(517,535)	$7,000,379	$108,928

*Commencement of investment operations.

See accompanying notes to the financial statements.

282 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities	UltraPro Short Nasdaq Biotechnology	UltraPro Short Financial Select Sector
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	June 22, 2015* through November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	13,453	1,813	2,602	1,937	549	896
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	13,453	1,813	2,602	1,937	549	896
EXPENSES:
Advisory fees (Note 4)	124,771	15,301	29,388	25,410	19,629	17,281
Management Services fees (Note 4)	16,636	2,040	3,931	3,388	2,628	2,306
Professional fees	8,910	8,523	8,577	8,560	8,428	8,529
Administration fees (Note 5)	28,330	28,329	28,330	28,334	2,961	28,325
Custodian fees (Note 6)	2,785	343	386	780	2,340	207
Printing and Shareholder reports	19,005	1,248	1,389	705	1,872	229
Licensing fees (Note 7)	6,655	816	1,572	1,355	2,628	987
Listing fees (Note 7)	4,608	4,608	4,608	4,608	4,190	4,608
Trustees fees (Note 8)	339	44	83	70	46	47
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,911	1,921	2,059	2,015	1,725	1,932
Total Gross Expenses before fees waived and/or reimbursed	214,950	63,173	80,323	75,225	46,447	64,451
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(57,410)	(43,835)	(43,114)	(43,133)	(21,584)	(42,626)
Total Net Expenses	157,540	19,338	37,209	32,092	24,863	21,825
Net Investment Income (Loss)	(144,087)	(17,525)	(34,607)	(30,155)	(24,314)	(20,929)
NET REALIZED GAIN (LOSS) ON:
Investments	—	(194)	—	—	4	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(5,446,438)	(1,574,423)	(3,767,756)	(367,244)	(1,388,790)	(2,271,056)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(5,446,438)	(1,574,617)	(3,767,756)	(367,244)	(1,388,786)	(2,271,056)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(16,253)	(1,940)	(1,219)	(477)	—	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	3,300,617	1,873,392	2,612,284	147,734	590,378	1,675,086
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	3,284,364	1,871,452	2,611,065	147,257	590,378	1,675,086
Net realized and unrealized gain (loss)	(2,162,074)	296,835	(1,156,691)	(219,987)	(798,408)	(595,970)
Change in Net Assets Resulting from Operations	$(2,306,161)	$279,310	$(1,191,298)	$(250,142)	$(822,722)	$(616,899)

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 283

	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 50	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	11,826	121,084	2,252	1,356	17,760	11,325
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	11,826	121,084	2,252	1,356	17,760	11,325
EXPENSES:
Advisory fees (Note 4)	223,052	1,563,155	41,314	21,558	240,877	158,410
Management Services fees (Note 4)	29,759	208,419	5,509	2,874	32,117	21,129
Professional fees	9,327	13,963	8,611	8,549	9,318	9,027
Administration fees (Note 5)	30,709	70,849	28,330	28,331	30,893	28,461
Custodian fees (Note 6)	7,802	14,162	530	449	3,934	2,905
Printing and Shareholder reports	9,970	10,350	1,188	1,106	6,105	5,288
Licensing fees (Note 7)	11,904	83,369	5,233	1,150	12,847	6,339
Listing fees (Note 7)	4,608	4,608	4,608	4,608	4,608	4,608
Trustees fees (Note 8)	724	4,199	109	61	647	425
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,649	14,956	2,071	1,977	3,643	3,093
Total Gross Expenses before fees waived and/or reimbursed	331,504	1,988,030	97,503	70,663	344,989	239,685
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(49,652)	(12,394)	(45,262)	(43,426)	(40,528)	(39,461)
Total Net Expenses	281,852	1,975,636	52,241	27,237	304,461	200,224
Net Investment Income (Loss)	(270,026)	(1,854,552)	(49,989)	(25,881)	(286,701)	(188,899)
NET REALIZED GAIN (LOSS) ON:
Investments	(1,504)	—	—	—	439	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(7,206,514)	46,482,230	1,621,051	(733,813)	(2,445,699)	(8,475,332)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(7,208,018)	46,482,230	1,621,051	(733,813)	(2,445,260)	(8,475,332)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(1,239)	(40,473)	(704)	(563)	(11,725)	(3,141)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	4,246,355	(5,001,143)	320,806	966,059	9,600,446	10,131,132
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	4,245,116	(5,041,616)	320,102	965,496	9,588,721	10,127,991
Net realized and unrealized gain (loss)	(2,962,902)	41,440,614	1,941,153	231,683	7,143,461	1,652,659
Change in Net Assets Resulting from Operations	$(3,232,928)	$39,586,062	$1,891,164	$205,802	$6,856,760	$1,463,760
See accompanying notes to the financial statements.

284 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped	UltraShort FTSE China 50	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	67	7,138	17,603	5,216	351	8,560
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	67	7,138	17,603	5,216	351	8,560
EXPENSES:
Advisory fees (Note 4)	4,758	109,255	248,959	59,277	4,852	140,994
Management Services fees (Note 4)	634	14,563	33,194	7,906	647	18,799
Professional fees	8,485	8,875	9,376	8,698	8,485	8,989
Administration fees (Note 5)	28,325	28,333	30,817	28,331	28,329	28,334
Custodian fees (Note 6)	87	2,833	6,257	710	78	3,652
Printing and Shareholder reports	155	1,215	13,706	1,368	158	2,768
Licensing fees (Note 7)	254	5,825	31,534	3,162	259	7,050
Listing fees (Note 7)	4,608	4,608	4,608	4,608	4,608	4,608
Trustees fees (Note 8)	13	310	698	175	13	407
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,821	2,804	3,834	2,261	1,825	3,173
Total Gross Expenses before fees waived and/or reimbursed	49,140	178,621	382,983	116,496	49,254	218,774
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,123)	(40,329)	(67,960)	(41,614)	(43,123)	(40,679)
Total Net Expenses	6,017	138,292	315,023	74,882	6,131	178,095
Net Investment Income (Loss)	(5,950)	(131,154)	(297,420)	(69,666)	(5,780)	(169,535)
NET REALIZED GAIN (LOSS) ON:
Investments	—	(62)	1,616	—	—	1
Futures contracts	—	—	—	—	—	(11,403)
Non-exchange traded swap agreements	350,043	12,504,471	(5,715,858)	(4,228,084)	99,965	(798,073)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	350,043	12,504,409	(5,714,242)	(4,228,084)	99,965	(809,475)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(2,492)	(6,819)	(859)	(190)	(2,732)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	208
Non-exchange traded swap agreements	(109,950)	2,074,702	24,937,892	3,688,433	19,260	571,347
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(109,950)	2,072,210	24,931,073	3,687,574	19,070	568,823
Net realized and unrealized gain (loss)	240,093	14,576,619	19,216,831	(540,510)	119,035	(240,652)
Change in Net Assets Resulting from Operations	$234,143	$14,445,465	$18,919,411	$(610,176)	$113,255	$(410,187)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 285

	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	313,569	20,065	469	460	97,712	570,460
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	313,569	20,065	469	460	97,712	570,460
EXPENSES:
Advisory fees (Note 4)	3,616,874	401,303	10,719	10,695	847,432	11,323,887
Management Services fees (Note 4)	482,246	53,507	1,429	1,426	112,990	1,509,841
Professional fees	21,850	9,863	8,507	8,508	11,622	50,654
Administration fees (Note 5)	101,358	36,268	28,325	28,325	51,528	130,078
Custodian fees (Note 6)	54,126	3,315	143	173	15,944	150,702
Printing and Shareholder reports	67,493	6,329	345	308	12,131	154,569
Licensing fees (Note 7)	180,845	15,625	9,375	535	42,372	566,197
Listing fees (Note 7)	5,858	4,608	4,608	4,608	4,608	7,108
Trustees fees (Note 8)	10,320	1,047	30	31	2,437	32,424
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	34,980	4,791	1,879	1,890	9,968	104,959
Total Gross Expenses before fees waived and/or reimbursed	4,575,950	536,656	65,360	56,499	1,111,032	14,030,419
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(7,463)	(29,649)	(51,819)	(42,990)	(40,656)	—
Total Net Expenses	4,568,487	507,007	13,541	13,509	1,070,376	14,030,419
Net Investment Income (Loss)	(4,254,918)	(486,942)	(13,072)	(13,049)	(972,664)	(13,459,959)
NET REALIZED GAIN (LOSS) ON:
Investments	11,328	—	—	—	1,784	7,737
Futures contracts	(765,970)	—	—	—	(143,087)	(7,514,036)
Non-exchange traded swap agreements	(68,869,737)	—	—	(69,879)	(10,216,810)	(327,150,983)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(69,624,379)	—	—	(69,879)	(10,358,113)	(334,657,282)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(270,855)	(31,011)	—	—	(47,450)	(450,445)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	26,633	—	—	—	22,506	214,643
Non-exchange traded swap agreements	57,678,485	3,577,320	(9,333)	43,039	7,024,861	229,462,541
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	57,434,263	3,546,309	(9,333)	43,039	6,999,917	229,226,739
Net realized and unrealized gain (loss)	(12,190,116)	3,546,309	(9,333)	(26,840)	(3,358,196)	(105,430,543)
Change in Net Assets Resulting from Operations	$(16,445,034)	$3,059,367	$(22,405)	$(39,889)	$(4,330,860)	$(118,890,502)

See accompanying notes to the financial statements.

286 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$18,436,658	$5,162,097	$2,839,550	$921,438
Interest	2,273	15,872	35,037	28,659	2,852	11,954
Foreign withholding tax on income	—	—	(1,318)	(6,492)	—	—
Total Investment Income	2,273	15,872	18,470,377	5,184,264	2,842,402	933,392
EXPENSES:
Advisory fees (Note 4)	28,629	410,154	6,754,274	3,721,151	990,711	523,613
Management Services fees (Note 4)	3,826	54,743	902,486	497,169	132,269	69,927
Professional fees	8,583	9,986	33,552	22,251	12,201	13,547
Administration fees (Note 5)	28,330	36,986	142,972	131,359	83,222	66,221
Custodian fees (Note 6)	596	5,481	112,570	63,369	16,617	31,130
Printing and Shareholder reports	354	4,588	81,106	32,502	14,353	34,427
Licensing fees (Note 7)	1,435	20,529	1,250	497,169	52,909	1,250
Listing fees (Note 7)	4,608	4,608	4,608	4,608	4,608	4,608
Trustees fees (Note 8)	92	1,162	19,329	10,571	2,886	1,464
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,104	5,427	67,518	38,016	12,142	7,423
Total Gross Expenses before fees waived and/or reimbursed	78,557	553,664	8,119,665	5,018,165	1,321,918	753,610
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(42,298)	(35,213)	—	(306,316)	(69,119)	(91,424)
Total Net Expenses	36,259	518,451	8,119,665	4,711,849	1,252,799	662,186
Net Investment Income (Loss)	(33,986)	(502,579)	10,350,712	472,415	1,589,603	271,206
NET REALIZED GAIN (LOSS) ON:
Investments	131	—	(2,669,617)	1,569,563	(5,296,345)	(2,432,823)
Futures contracts	—	(300,241)	(10,888,758)	(5,977,790)	(1,499,744)	(1,938,732)
Non-exchange traded swap agreements	292,398	—	67,022,803	22,346,718	25,893,252	(47,503,131)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	40,867,100	37,506,989	6,989,350	3,198,320
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	292,529	(300,241)	94,331,528	55,445,480	26,086,513	(48,676,366)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(1,042)	—	(50,439,850)	(9,414,005)	(10,240,978)	(6,738,990)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	15,123	10,645,004	5,036,204	1,517,973	144,403
Non-exchange traded swap agreements	132,642	(7,259,022)	(80,109,639)	3,488,558	(32,146,311)	41,817,890
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	131,600	(7,243,899)	(119,904,485)	(889,243)	(40,869,316)	35,223,303
Net realized and unrealized gain (loss)	424,129	(7,544,140)	(25,572,957)	54,556,237	(14,782,803)	(13,453,063)
Change in Net Assets Resulting from Operations	$390,143	$(8,046,719)	$(15,222,245)	$55,028,652	$(13,193,200)	$(13,181,857)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 287

	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$1,188,389	$84,701	$7,104,152	$4,015,918	$1,545,944	$192,544
Interest	7,327	277	4,576	7,822	1,965	427
Foreign withholding tax on income	(503)	(25)	(376)	(6,536)	—	—
Total Investment Income	1,195,213	84,953	7,108,352	4,017,204	1,547,909	192,971
EXPENSES:
Advisory fees (Note 4)	794,484	75,220	3,371,101	4,366,368	644,546	152,158
Management Services fees (Note 4)	106,076	10,041	450,338	583,339	86,157	20,322
Professional fees	11,265	8,743	20,955	24,893	10,920	9,047
Administration fees (Note 5)	79,904	48,022	127,579	134,458	70,468	47,736
Custodian fees (Note 6)	126,485	13,111	99,852	76,972	11,575	17,394
Printing and Shareholder reports	20,656	1,465	24,841	32,515	6,416	2,207
Licensing fees (Note 7)	100,772	1,250	1,250	583,339	34,464	1,250
Listing fees (Note 7)	4,608	4,608	4,608	5,592	4,608	4,608
Trustees fees (Note 8)	2,155	210	9,569	12,494	1,860	446
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	123,550	—	—	—
Other fees	8,867	2,562	34,086	43,873	8,110	3,463
Total Gross Expenses before fees waived and/or reimbursed	1,255,272	165,232	4,267,729	5,863,843	879,124	258,631
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(250,880)	(70,110)	—	(331,552)	(62,599)	(66,258)
Total Net Expenses	1,004,392	95,122	4,267,729	5,532,291	816,525	192,373
Net Investment Income (Loss)	190,821	(10,169)	2,840,623	(1,515,087)	731,384	598
NET REALIZED GAIN (LOSS) ON:
Investments	(3,929,778)	51,741	(9,992,033)	(18,759,306)	(12,816)	(1,261,134)
Futures contracts	(2,601,982)	—	(3,605,829)	4,745,055	(663,960)	(87,665)
Non-exchange traded swap agreements	(38,464,088)	3,030,781	99,164,928	93,165,994	24,799,844	(3,479,273)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	1,185,332	—	30,401,587	71,955,516	5,699,620	328,477
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(43,810,516)	3,082,522	115,968,653	151,107,259	29,822,688	(4,499,595)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(8,227,620)	(154,727)	(7,817,219)	3,272,528	(2,823,140)	(410,383)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	1,071,611	—	5,709,973	4,292,216	464,951	(9,437)
Non-exchange traded swap agreements	26,670,159	(3,391,780)	(86,590,565)	46,283,604	(20,453,322)	(1,808,277)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	19,514,150	(3,546,507)	(88,697,811)	53,848,348	(22,811,511)	(2,228,097)
Net realized and unrealized gain (loss)	(24,296,366)	(463,985)	27,270,842	204,955,607	7,011,177	(6,727,692)
Change in Net Assets Resulting from Operations	$(24,105,545)	$(474,154)	$30,111,465	$203,440,520	$7,742,561	$(6,727,094)

See accompanying notes to the financial statements.

288 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Russell2000	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$192,215	$477,353	$932,772	$193,872	$149,052	$6,587,672
Interest	901	1,345	7,109	312	341	15,198
Foreign withholding tax on income	(200)	—	—	—	(172)	(245)
Total Investment Income	192,916	478,698	939,881	194,184	149,221	6,602,625
EXPENSES:
Advisory fees (Note 4)	317,555	213,990	3,228,453	78,794	113,949	2,985,253
Management Services fees (Note 4)	42,500	28,614	431,353	10,527	15,222	398,830
Professional fees	9,675	9,283	20,658	8,758	8,882	19,531
Administration fees (Note 5)	59,316	49,244	125,496	47,303	47,498	122,469
Custodian fees (Note 6)	157,486	8,286	52,163	4,175	6,719	51,431
Printing and Shareholder reports	6,249	7,731	29,980	1,270	1,671	53,152
Licensing fees (Note 7)	40,375	11,446	431,353	4,211	6,089	159,535
Listing fees (Note 7)	4,608	4,608	3,347	4,608	4,608	4,608
Trustees fees (Note 8)	938	635	9,220	222	320	8,495
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,363	4,021	32,492	2,517	2,876	30,371
Total Gross Expenses before fees waived and/or reimbursed	644,065	337,858	4,364,515	162,385	207,834	3,833,675
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(241,663)	(67,247)	(282,288)	(62,644)	(63,609)	(54,987)
Total Net Expenses	402,402	270,611	4,082,227	99,741	144,225	3,778,688
Net Investment Income (Loss)	(209,486)	208,087	(3,142,346)	94,443	4,996	2,823,937
NET REALIZED GAIN (LOSS) ON:
Investments	(4,704,975)	(2,846,887)	(28,650,124)	(36,119)	(135,790)	340,367
Futures contracts	(18,774)	—	—	—	—	—
Non-exchange traded swap agreements	8,860,969	9,711,221	(93,208,765)	812,596	1,205,699	60,622,540
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	(2,175,323)	(1,200,333)	58,653,239	1,003,929	2,228,963	4,574,168
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	1,961,897	5,664,001	(63,205,650)	1,780,406	3,298,872	65,537,075
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	5,915,147	(2,930,098)	(91,324,412)	(1,164,510)	(2,230,761)	(2,449,137)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	144,626	—	—	—	—	—
Non-exchange traded swap agreements	(18,355,759)	(21,246,861)	(45,465,215)	(868,604)	(1,249,697)	(64,057,458)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(12,295,986)	(24,176,959)	(136,789,627)	(2,033,114)	(3,480,458)	(66,506,595)
Net realized and unrealized gain (loss)	(10,334,089)	(18,512,958)	(199,995,277)	(252,708)	(181,586)	(969,520)
Change in Net Assets Resulting from Operations	$(10,543,575)	$(18,304,871)	$(203,137,623)	$(158,265)	$(176,590)	$1,854,417

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 289

	Ultra Gold Miners	Ultra Junior Miners	Ultra Health Care	Ultra Homebuilders & Supplies	Ultra Industrials	Ultra Oil & Gas
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	June 22, 2015* through November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$2,112,241	$6,246	$169,394	$1,870,540
Interest	113	108	2,121	134	290	4,653
Foreign withholding tax on income	—	—	—	—	—	(583)
Total Investment Income	113	108	2,114,362	6,380	169,684	1,874,610
EXPENSES:
Advisory fees (Note 4)	4,764	6,777	726,689	9,662	91,822	514,563
Management Services fees (Note 4)	638	907	97,115	1,289	12,266	68,787
Professional fees	8,399	8,439	11,215	8,414	8,819	10,427
Administration fees (Note 5)	973	1,376	73,919	2,005	47,530	65,441
Custodian fees (Note 6)	900	900	13,390	2,340	11,136	19,369
Printing and Shareholder reports	1,465	1,460	10,394	1,872	2,174	15,748
Licensing fees (Note 7)	255	10,559	38,847	967	4,907	27,515
Listing fees (Note 7)	4,608	4,608	4,608	7,553	4,608	4,608
Trustees fees (Note 8)	13	20	2,104	27	272	1,496
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,832	1,856	9,053	1,682	2,800	7,201
Total Gross Expenses before fees waived and/or reimbursed	23,847	36,902	987,334	35,811	186,334	735,155
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(17,827)	(28,338)	(67,981)	(23,591)	(70,173)	(84,616)
Total Net Expenses	6,020	8,564	919,353	12,220	116,161	650,539
Net Investment Income (Loss)	(5,907)	(8,456)	1,195,009	(5,840)	53,523	1,224,071
NET REALIZED GAIN (LOSS) ON:
Investments	(203,034)	(226,245)	(1,809,974)	(2,294)	(190,390)	(13,905,242)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	(90,320)	(11,091,400)	(91,023)	(1,253,025)	(17,812,314)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	4,748,882	—	675,426	1,427,112
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(203,034)	(316,565)	(8,152,492)	(93,317)	(767,989)	(30,290,444)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	73,734	(5,182)	(15,729,974)	71,145	(1,486,436)	(8,288,012)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(814,416)	(895,879)	(9,406,460)	145,569	3,727	(5,755,153)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(740,682)	(901,061)	(25,136,434)	216,714	(1,482,709)	(14,043,165)
Net realized and unrealized gain (loss)	(943,716)	(1,217,626)	(33,288,926)	123,397	(2,250,698)	(44,333,609)
Change in Net Assets Resulting from Operations	$(949,623)	$(1,226,082)	$(32,093,917)	$117,557	$(2,197,175)	$(43,109,538)

*Commencement of investment operations.

See accompanying notes to the financial statements.

290 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Oil & Gas Exploration & Production	Ultra Real Estate	Ultra S&P Regional Banking	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications
	June 22, 2015* through November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$7,595	$2,837,441	$87,011	$199,459	$749,970	$51,958
Interest	77	2,831	216	1,090	1,441	67
Foreign withholding tax on income	—	—	(45)	—	—	—
Total Investment Income	7,672	2,840,272	87,182	200,549	751,411	52,025
EXPENSES:
Advisory fees (Note 4)	5,950	883,982	38,898	97,052	515,834	20,873
Management Services fees (Note 4)	798	117,956	5,197	12,981	68,964	2,786
Professional fees	8,408	11,728	8,608	8,840	10,369	8,544
Administration fees (Note 5)	1,268	80,103	47,181	47,142	65,567	47,149
Custodian fees (Note 6)	2,340	21,732	2,454	4,214	13,981	1,363
Printing and Shareholder reports	1,872	15,797	4,348	3,166	12,446	505
Licensing fees (Note 7)	639	47,183	2,079	5,193	27,586	1,115
Listing fees (Note 7)	7,553	4,608	4,608	4,608	4,608	4,608
Trustees fees (Note 8)	18	2,520	107	289	1,478	60
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,704	10,761	2,123	2,858	6,912	1,991
Total Gross Expenses before fees waived and/or reimbursed	30,550	1,196,370	115,603	186,343	727,745	88,994
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(23,019)	(78,649)	(66,330)	(63,498)	(74,538)	(62,607)
Total Net Expenses	7,531	1,117,721	49,273	122,845	653,207	26,387
Net Investment Income (Loss)	141	1,722,551	37,909	77,704	98,204	25,638
NET REALIZED GAIN (LOSS) ON:
Investments	(228,896)	(752,363)	(114,762)	(94,107)	(84,140)	(52,904)
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(454,884)	5,079,325	(1,054,359)	—	12,438,846	184,044
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	9,566,682	419,354	2,045,343	526,071	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(683,780)	13,893,644	(749,767)	1,951,236	12,880,777	131,140
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(197,690)	(8,635,641)	184,849	(3,958,553)	(2,512,857)	(86,919)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(337,102)	(2,516,564)	1,936,706	(3,018,206)	(16,537,065)	(437,046)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(534,792)	(11,152,205)	2,121,555	(6,976,759)	(19,049,922)	(523,965)
Net realized and unrealized gain (loss)	(1,218,572)	2,741,439	1,371,788	(5,025,523)	(6,169,145)	(392,825)
Change in Net Assets Resulting from Operations	$(1,218,431)	$4,463,990	$1,409,697	$(4,947,819)	$(6,070,941)	$(367,187)

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 291

	Ultra Utilities	UltraPro Nasdaq Biotechnology	UltraPro Financial Select Sector	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
	Six Months Ended November 30, 2015	June 22, 2015* through November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$319,186	$40,180	$84,078	$—	$—
Interest	565	707	326	2,745	9,693
Foreign withholding tax on income	—	—	—	—	—
Total Investment Income	319,751	40,887	84,404	2,745	9,693
EXPENSES:
Advisory fees (Note 4)	82,917	113,402	48,071	66,803	91,980
Management Services fees (Note 4)	11,071	15,222	6,424	8,920	12,303
Professional fees	8,787	8,618	8,641	8,688	8,818
Administration fees (Note 5)	47,201	22,808	47,478	28,333	28,336
Custodian fees (Note 6)	4,208	2,340	13,589	1,807	2,876
Printing and Shareholder reports	2,986	1,872	944	1,355	4,812
Licensing fees (Note 7)	4,428	15,222	2,757	3,568	4,921
Listing fees (Note 7)	4,608	4,190	4,608	4,608	4,608
Trustees fees (Note 8)	256	308	133	171	270
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—
Other fees	2,710	2,367	2,209	2,287	2,805
Total Gross Expenses before fees waived and/or reimbursed	169,172	186,349	134,854	126,540	161,729
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(64,365)	(42,445)	(73,989)	(42,103)	(45,496)
Total Net Expenses	104,807	143,904	60,865	84,437	116,233
Net Investment Income (Loss)	214,944	(103,017)	23,539	(81,692)	(106,540)
NET REALIZED GAIN (LOSS) ON:
Investments	(238,374)	(3,559,352)	(224,836)	(15)	(36)
Futures contracts	—	—	—	—	—
Non-exchange traded swap agreements	1,055,289	(16,975,431)	3,361,589	(4,703,560)	(6,985,828)
Centrally cleared swap agreements	—	—	—	—	—
In-kind redemptions of investments	(1,033,695)	314,135	737,755	—	—
Foreign currency transactions	—	—	—	—	—
Net realized gain (loss)	(216,780)	(20,220,648)	3,874,508	(4,703,575)	(6,985,864)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(50,276)	(710,462)	(524,338)	(1,332)	(1,799)
Investments in Affiliated Underlying Funds	—	—	—	—	—
Futures contracts	—	—	—	—	—
Non-exchange traded swap agreements	(2,705,137)	6,129,849	(3,446,630)	1,847,994	(5,413,537)
Centrally cleared swap agreements	—	—	—	—	—
Foreign currency translations	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(2,755,413)	5,419,387	(3,970,968)	1,846,662	(5,415,336)
Net realized and unrealized gain (loss)	(2,972,193)	(14,801,261)	(96,460)	(2,856,913)	(12,401,200)
Change in Net Assets Resulting from Operations	$(2,757,249)	$(14,904,278)	$(72,921)	$(2,938,605)	$(12,507,740)

*Commencement of investment operations.
See accompanying notes to the financial statements.

292 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra FTSE Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 50	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,140	157	2,363	11,347	2,298	1,521
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	4,140	157	2,363	11,347	2,298	1,521
EXPENSES:
Advisory fees (Note 4)	122,213	6,182	19,797	148,231	77,885	16,123
Management Services fees (Note 4)	16,319	827	2,657	19,886	10,399	2,153
Professional fees	8,940	8,489	8,545	9,036	8,761	8,528
Administration fees (Note 5)	28,329	28,327	28,344	29,001	28,333	28,329
Custodian fees (Note 6)	2,275	109	839	4,129	1,503	310
Printing and Shareholder reports	2,595	240	1,368	7,648	1,781	549
Licensing fees (Note 7)	4,895	331	1,063	18,892	4,160	861
Listing fees (Note 7)	4,608	4,608	4,608	4,608	4,608	4,608
Trustees fees (Note 8)	357	17	60	438	225	46
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,011	1,843	2,011	3,567	2,563	1,941
Total Gross Expenses before fees waived and/or reimbursed	193,542	50,973	69,292	245,436	140,218	63,448
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(39,100)	(43,151)	(44,215)	(57,859)	(41,762)	(43,064)
Total Net Expenses	154,442	7,822	25,077	187,577	98,456	20,384
Net Investment Income (Loss)	(150,302)	(7,665)	(22,714)	(176,230)	(96,158)	(18,863)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	(57)	724	114	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(770,879)	(138,546)	(8,318,590)	(4,426,935)	6,470,143	(776,508)
Centrally cleared swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(770,879)	(138,546)	(8,318,647)	(4,426,211)	6,470,257	(776,508)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(3,552)	—	(874)	(5,740)	(654)	(1,799)
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	(5,255,947)	(292,019)	4,381,432	(26,631,441)	(9,070,527)	(25,486)
Centrally cleared swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(5,259,499)	(292,019)	4,380,558	(26,637,181)	(9,071,181)	(27,285)
Net realized and unrealized gain (loss)	(6,030,378)	(430,565)	(3,938,089)	(31,063,392)	(2,600,924)	(803,793)
Change in Net Assets Resulting from Operations	$(6,180,680)	$(438,230)	$(3,960,803)	$(31,239,622)	$(2,697,082)	$(822,656)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: 293

	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015	Six Months Ended November 30, 2015
INVESTMENT INCOME:
Dividends	$—	$—	$53,394	$35,540
Interest	432,077	640,070	247	212
Foreign withholding tax on income	—	—	—	—
Total Investment Income	432,077	640,070	53,641	35,752
EXPENSES:
Advisory fees (Note 4)	238,153	197,414	10,379	10,926
Management Services fees (Note 4)	31,769	26,354	1,385	1,458
Professional fees	9,576	9,186	8,506	8,508
Administration fees (Note 5)	51,070	47,313	47,113	47,113
Custodian fees (Note 6)	15,609	4,852	304	187
Printing and Shareholder reports	19,136	2,646	324	231
Licensing fees (Note 7)	11,914	9,883	15,625	9,375
Listing fees (Note 7)	4,608	4,608	4,608	4,608
Trustees fees (Note 8)	891	551	30	31
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—
Other fees	4,043	4,070	1,878	1,883
Total Gross Expenses before fees waived and/or reimbursed	386,769	306,877	90,152	84,320
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(85,837)	(57,266)	(77,044)	(70,510)
Total Net Expenses	300,932	249,611	13,108	13,810
Net Investment Income (Loss)	131,145	390,459	40,533	21,942
NET REALIZED GAIN (LOSS) ON:
Investments	(1,189,093)	(116,076)	(8,468)	(3,252)
Futures contracts	(17,721)	(149,791)	—	—
Non-exchange traded swap agreements	175,735	976,084	(15,408)	114,455
Centrally cleared swap agreements	—	—	—	—
In-kind redemptions of investments	(157,823)	523,201	—	—
Foreign currency transactions	—	—	—	—
Net realized gain (loss)	(1,188,902)	1,233,418	(23,876)	111,203
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	50,599	(1,092,671)	(170,788)	(41,506)
Investments in Affiliated Underlying Funds	—	—	—	—
Futures contracts	(5,135)	(7,769)	—	—
Non-exchange traded swap agreements	(914,595)	(2,516,012)	(215,012)	(128,221)
Centrally cleared swap agreements	—	—	—	—
Foreign currency translations	—	—	—	—
Change in net unrealized appreciation/depreciation	(869,131)	(3,616,452)	(385,800)	(169,727)
Net realized and unrealized gain (loss)	(2,058,033)	(2,383,034)	(409,676)	(58,524)
Change in Net Assets Resulting from Operations	$(1,926,888)	$(1,992,575)	$(369,143)	$(36,582)

See accompanying notes to the financial statements.

294 :: FOR THE PERIODS ENDED NOVEMBER 30, 2015 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 295

	Morningstar Alternatives Solution ETF		DJ Brookfield Global Infrastructure ETF		Global Listed Private Equity ETF
	Six Months Ended November 30, 2015 (Unaudited)	October 8, 2014* through May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$170,432	$102,030	$349,935	$392,050	$462,080	$450,510
Net realized gain (loss)	(455,488)	140,926	(246,739)	531,033	113,327	(275,936)
Change in net unrealized appreciation/depreciation	(518,550)	83,036	(3,262,730)	(579,529)	(769,252)	248,580
Change in Net Assets Resulting from Operations	(803,606)	325,992	(3,159,534)	343,554	(193,845)	423,154
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(109,679)	(108,501)	(343,817)	(360,065)	(486,212)	(619,769)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(164,162)	—	—	—
Total distributions	(109,679)	(108,501)	(507,979)	(360,065)	(486,212)	(619,769)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,662,571	33,370,442	991,657	28,886,917	2,079,552	8,304,635
Cost of shares redeemed	(6,232,587)	(10,129,657)	(5,964,431)	(5,645,417)	(3,829,146)	—
Change in net assets resulting from capital transactions	4,429,984	23,240,785	(4,972,774)	23,241,500	(1,749,594)	8,304,635
Change in net assets	3,516,699	23,458,276	(8,640,287)	23,224,989	(2,429,651)	8,108,020
NET ASSETS:
Beginning of period	$23,458,276	$—	$27,528,668	$4,303,679	$14,746,132	$6,638,112
End of period	$26,974,975	$23,458,276	$18,888,381	$27,528,668	$12,316,481	$14,746,132
Accumulated undistributed net investment income (loss) included in end of period net assets	$54,282	$(6,471)	$56,889	$50,771	$(214,284)	$(190,152)
SHARE TRANSACTIONS:
Beginning of period	580,001	—	625,001	100,001	350,001	150,001
Issued	—	80,001	—	150,000	—	50,000
Issued in-kind	270,000	750,000	25,000	500,000	50,000	150,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(160,000)	(250,000)	(150,000)	(125,000)	(100,000)	—
Shares outstanding, end of period	690,001	580,001	500,001	625,001	300,001	350,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

296 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Large Cap Core Plus		S&P 500 Dividend Aristocrats ETF		S&P MidCap 400 Dividend Aristocrats ETF
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	February 3, 2015* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,693,377	$6,880,121	$9,000,268	$9,391,283	$102,598	$33,655
Net realized gain (loss)	12,118,801	49,929,033	3,567,791	6,156,791	354,872	(6,746)
Change in net unrealized appreciation/depreciation	(20,796,297)	(16,737,156)	(6,170,287)	26,196,356	(253,916)	49,888
Change in Net Assets Resulting from Operations	(4,984,119)	40,071,998	6,397,772	41,744,430	203,554	76,797
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,171,658)	(6,547,272)	(8,142,398)	(7,012,887)	(74,839)	(15,608)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(3,171,658)	(6,547,272)	(8,142,398)	(7,012,887)	(74,839)	(15,608)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,262,424	590,778,108	258,725,312	554,154,238	20,996,756	6,995,086
Cost of shares redeemed	(79,660,628)	(435,429,021)	(24,658,445)	(30,409,020)	(14,933,374)	—
Change in net assets resulting from capital transactions	(72,398,204)	155,349,087	234,066,867	523,745,218	6,063,382	6,995,086
Change in net assets	(80,553,981)	188,873,813	232,322,241	558,476,761	6,192,097	7,056,275
NET ASSETS:
Beginning of period	$488,727,005	$299,853,192	$743,100,934	$184,624,173	$7,056,275	$—
End of period	$408,173,024	$488,727,005	$975,423,175	$743,100,934	$13,248,372	$7,056,275
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,590,005	$1,068,286	$3,765,017	$2,907,147	$45,806	$18,047
SHARE TRANSACTIONS:
Beginning of period	9,600,000	6,400,000	14,750,001	4,050,001	175,001	—
Issued	—	8,000,000	1,400,000	—	400,000	1
Issued in-kind	150,000	4,400,000	3,850,000	11,300,000	125,000	175,000
Redeemed	(25,000)	—	—	—	—	—
Redemption in-kind	(1,625,000)	(9,200,000)	(500,000)	(600,000)	(375,000)	—
Shares outstanding, end of period	8,100,000	9,600,000	19,500,001	14,750,001	325,001	175,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 297

	Russell 2000 Dividend Growers ETF		MSCI EAFE Dividend Growers ETF		MSCI Europe Dividend Growers ETF
	Six Months Ended November 30, 2015 (Unaudited)	February 3, 2015* through May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	August 19, 2014* through May 31, 2015	September 9, 2015* through November 30, 2015 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$84,529	$25,332	$129,644	$139,501	$11,429
Net realized gain (loss)	142,174	26,109	(596,758)	(26,749)	(64,506)
Change in net unrealized appreciation/depreciation	74,436	(91,770)	(518,775)	(82,237)	58,196
Change in Net Assets Resulting from Operations	301,139	(40,329)	(985,889)	30,515	5,119
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(60,497)	(13,711)	(175,290)	(34,972)	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(60,497)	(13,711)	(175,290)	(34,972)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,122,534	5,979,935	5,858,431	11,812,566	4,000,040
Cost of shares redeemed	(4,875,487)	(997,187)	—	—	—
Change in net assets resulting from capital transactions	4,247,047	4,982,748	5,858,431	11,812,566	4,000,040
Change in net assets	4,487,689	4,928,708	4,697,252	11,808,109	4,005,159
NET ASSETS:
Beginning of period	$4,928,708	$—	$11,808,109	$—	$—
End of period	$9,416,397	$4,928,708	$16,505,361	$11,808,109	$4,005,159
Accumulated undistributed net investment income (loss) included in end of period net assets	$35,653	$11,621	$57,208	$102,854	$11,429
SHARE TRANSACTIONS:
Beginning of period	125,001	—	300,001	—	—
Issued	125,000	1	—	100,001	1
Issued in-kind	100,000	150,000	150,000	200,000	100,000
Redeemed	—	—	—	—	—
Redemption in-kind	(125,000)	(25,000)	—	—	—
Shares outstanding, end of period	225,001	125,001	450,001	300,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

298 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF
	September 22, 2015* through November 30, 2015 (Unaudited)	September 22, 2015* through November 30, 2015 (Unaudited)	September 22, 2015* through November 30, 2015 (Unaudited)	September 22, 2015* through November 30, 2015 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,286	$16,376	$17,243	$15,264
Net realized gain (loss)	(42)	4	(149)	88
Change in net unrealized appreciation/depreciation	277,452	274,007	318,245	248,378
Change in Net Assets Resulting from Operations	292,696	290,387	335,339	263,730
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains on investments	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,000,040	4,000,040	4,000,040	4,000,040
Cost of shares redeemed	—	—	—	—
Change in net assets resulting from capital transactions	4,000,040	4,000,040	4,000,040	4,000,040
Change in net assets	4,292,736	4,290,427	4,335,379	4,263,770
NET ASSETS:
Beginning of period	$—	$—	$—	$—
End of period	$4,292,736	$4,290,427	$4,335,379	$4,263,770
Accumulated undistributed net investment income (loss) included in end of period net assets	$15,286	$16,376	$17,243	$15,264
SHARE TRANSACTIONS:
Beginning of period	—	—	—	—
Issued	100,001	100,001	100,001	100,001
Issued in-kind	—	—	—	—
Redeemed	—	—	—	—
Redemption in-kind	—	—	—	—
Shares outstanding, end of period	100,001	100,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 299

	Hedged FTSE Europe ETF	Hedged FTSE Japan ETF	High Yield-Interest Rate Hedged
	June 23, 2015* through November 30, 2015 (Unaudited)	June 23, 2015* through November 30, 2015 (Unaudited)	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$131,953	$169,638	$3,603,591	$7,512,811
Net realized gain (loss)	(150,322)	(923,219)	(5,773,014)	(9,385,219)
Change in net unrealized appreciation/depreciation	(699,141)	(532,705)	(9,067,220)	(3,865,677)
Change in Net Assets Resulting from Operations	(717,510)	(1,286,286)	(11,236,643)	(5,738,085)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(50,900)	(4,060)	(3,715,873)	(7,746,801)
Net realized gains on investments	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions	(50,900)	(4,060)	(3,715,873)	(7,746,801)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	24,970,072	29,542,970	11,033,696	46,398,031
Cost of shares redeemed	—	—	(20,146,339)	(51,528,370)
Change in net assets resulting from capital transactions	24,970,072	29,542,970	(9,112,643)	(5,130,339)
Change in net assets	24,201,662	28,252,624	(24,065,159)	(18,615,225)
NET ASSETS:
Beginning of period	$—	$—	$128,487,693	$147,102,918
End of period	$24,201,662	$28,252,624	$104,422,534	$128,487,693
Accumulated undistributed net investment income (loss) included in end of period net assets	$81,053	$165,578	$250,036	$362,318
SHARE TRANSACTIONS:
Beginning of period	—	—	1,750,001	1,850,001
Issued	100,001	100,001	150,000	600,000
Issued in-kind	525,000	650,000	—	—
Redeemed	—	—	(200,000)	(600,000)
Redemption in-kind	—	—	(100,000)	(100,000)
Shares outstanding, end of period	625,001	750,001	1,600,001	1,750,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

300 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Investment Grade-Interest Rate Hedged		USD Covered Bond		German Sovereign/Sub-Sovereign ETF
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,868,842	$4,009,967	$41,503	$68,763	$5,265	$21,577
Net realized gain (loss)	(2,621,583)	(4,623,892)	(6,405)	(11,012)	(120,430)	(483,733)
Change in net unrealized appreciation/depreciation	(2,797,885)	(3,111,396)	(51,388)	15,849	1,608	(583,415)
Change in Net Assets Resulting from Operations	(2,550,626)	(3,725,321)	(16,290)	73,600	(113,557)	(1,045,571)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,957,526)	(3,812,806)	(40,022)	(68,729)	—	(22,524)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(2,957,526)	(3,812,806)	(40,022)	(68,729)	—	(22,524)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	17,141,881	110,687,188	—	6,598,797	—	2,127,329
Cost of shares redeemed	(24,042,928)	(27,288,506)	—	(6,602,359)	—	(1,787,586)
Change in net assets resulting from capital transactions	(6,901,047)	83,398,682	—	(3,562)	—	339,743
Change in net assets	(12,409,199)	75,860,555	(56,312)	1,309	(113,557)	(728,352)
NET ASSETS:
Beginning of period	$157,048,554	$81,187,999	$6,614,647	$6,613,338	$3,589,448	$4,317,800
End of period	$144,639,355	$157,048,554	$6,558,335	$6,614,647	$3,475,891	$3,589,448
Accumulated undistributed net investment income (loss) included in end of period net assets	$332,761	$421,445	$5,384	$3,903	$18,913	$13,648
SHARE TRANSACTIONS:
Beginning of period	2,050,001	1,000,001	65,001	65,001	100,001	100,001
Issued	200,000	1,400,000	—	65,000	—	—
Issued in-kind	25,000	—	—	—	—	50,000
Redeemed	(325,000)	(200,000)	—	—	—	—
Redemption in-kind	—	(150,000)	—	(65,000)	—	(50,000)
Shares outstanding, end of period	1,950,001	2,050,001	65,001	65,001	100,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 301

	Short Term USD Emerging Markets Bond ETF		Hedge Replication ETF		Merger ETF
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$193,527	$405,458	$(127,310)	$(228,865)	$5,799	$26,197
Net realized gain (loss)	103,093	(417,046)	347,481	(27,647)	(447,278)	249,904
Change in net unrealized appreciation/depreciation	13,379	(124,377)	(1,021,366)	1,513,267	297,111	(290,475)
Change in Net Assets Resulting from Operations	309,999	(135,965)	(801,195)	1,256,755	(144,368)	(14,374)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(199,337)	(405,553)	—	—	(3,780)	(18,506)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(199,337)	(405,553)	—	—	(3,780)	(18,506)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	6,382,144	63,668,826	1,820,775	5,494,929
Cost of shares redeemed	—	(4,037,412)	(5,285,188)	(56,311,366)	(916,707)	(2,763,325)
Change in net assets resulting from capital transactions	—	(4,037,412)	1,096,956	7,357,460	904,068	2,731,604
Change in net assets	110,662	(4,578,930)	295,761	8,614,215	755,920	2,698,724
NET ASSETS:
Beginning of period	$7,669,022	$12,247,952	$40,085,706	$31,471,491	$6,405,916	$3,707,192
End of period	$7,779,684	$7,669,022	$40,381,467	$40,085,706	$7,161,836	$6,405,916
Accumulated undistributed net investment income (loss) included in end of period net assets	$34,010	$39,820	$(310,567)	$(183,257)	$(2,477)	$(4,496)
SHARE TRANSACTIONS:
Beginning of period	100,001	150,001	925,000	750,000	175,001	100,001
Issued	—	—	150,000	1,525,000	—	25,000
Issued in-kind	—	—	—	—	50,000	125,000
Redeemed	—	—	(25,000)	(1,300,000)	—	—
Redemption in-kind	—	(50,000)	(100,000)	(50,000)	(25,000)	(75,000)
Shares outstanding, end of period	100,001	100,001	950,000	925,000	200,001	175,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

302 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	RAFI® Long/Short		30 Year TIPS/TSY Spread		CDS North American HY Credit ETF
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	August 5, 2014* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$381,470	$773,924	$36,220	$17,915	$(12,030)	$(24,305)
Net realized gain (loss)	(10,527,257)	3,539,953	(370,635)	(398,815)	(88,678)	127,124
Change in net unrealized appreciation/depreciation	8,376,299	(6,324,647)	130,189	(221,401)	46,972	89,401
Change in Net Assets Resulting from Operations	(1,769,488)	(2,010,770)	(204,226)	(602,301)	(53,736)	192,220
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(294,796)	(795,933)	(28,825)	(61,973)	(124,447)	(150,217)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(5,387)	—	—
Total distributions	(294,796)	(795,933)	(28,825)	(67,360)	(124,447)	(150,217)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,893,448	29,363,910	2,361,034	1,780,311	1,944,710	8,041,403
Cost of shares redeemed	(9,012,218)	(34,102,731)	(3,089,193)	(823,448)	(1,958,764)	(2,019,476)
Change in net assets resulting from capital transactions	(4,118,770)	(4,738,821)	(728,159)	956,863	(14,054)	6,021,927
Change in net assets	(6,183,054)	(7,545,524)	(961,210)	287,202	(192,237)	6,063,930
NET ASSETS:
Beginning of period	$50,218,199	$57,763,723	$3,868,619	$3,581,417	$6,063,930	$—
End of period	$44,035,145	$50,218,199	$2,907,409	$3,868,619	$5,871,693	$6,063,930
Accumulated undistributed net investment income (loss) included in end of period net assets	$189,320	$102,646	$(6,784)	$(14,179)	$(310,999)	$174,522
SHARE TRANSACTIONS:
Beginning of period	1,225,000	1,350,000	125,001	100,001	150,001	—
Issued	125,000	575,000	—	50,000	50,000	200,001
Issued in-kind	—	125,000	75,000	—	—	—
Redeemed	(125,000)	(700,000)	—	—	(50,000)	(50,000)
Redemption in-kind	(100,000)	(125,000)	(100,000)	(25,000)	—	—
Shares outstanding, end of period	1,125,000	1,225,000	100,001	125,001	150,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 303

	CDS Short North American HY Credit ETF		Short S&P500®		Short QQQ®
	Six Months Ended November 30, 2015 (Unaudited)	August 5, 2014* through May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(18,007)	$(32,878)	$(7,572,924)	$(13,120,657)	$(1,174,502)	$(1,953,062)
Net realized gain (loss)	137,445	(211,888)	(141,231,095)	(185,988,488)	(42,621,095)	(35,549,796)
Change in net unrealized appreciation/depreciation	(129,327)	(97,994)	84,462,025	(28,445,666)	20,456,510	(25,615,656)
Change in Net Assets Resulting from Operations	(9,889)	(342,760)	(64,341,994)	(227,554,811)	(23,339,087)	(63,118,514)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	11,917,976	833,951,992	1,748,967,685	247,767,506	439,096,716
Cost of shares redeemed	—	(3,930,955)	(577,455,576)	(1,637,840,237)	(145,366,086)	(415,879,533)
Change in net assets resulting from capital transactions	—	7,987,021	256,496,416	111,127,448	102,401,420	23,217,183
Change in net assets	(9,889)	7,644,261	192,154,422	(116,427,363)	79,062,333	(39,901,331)
NET ASSETS:
Beginning of period	$7,644,261	$—	$1,539,389,586	$1,655,816,949	$182,292,835	$222,194,166
End of period	$7,634,372	$7,644,261	$1,731,544,008	$1,539,389,586	$261,355,168	$182,292,835
Accumulated undistributed net investment income (loss) included in end of period net assets	$(21,726)	$(3,719)	$(26,568,110)	$(18,995,186)	$(3,891,043)	$(2,716,541)
SHARE TRANSACTIONS:
Beginning of period	200,001	—	73,525,000	69,376,429	3,312,500	3,225,000
Issued	—	300,001	37,900,000	76,800,000	4,400,000	6,912,500
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(100,000)	(27,400,000)	(72,651,429)	(2,650,000)	(6,825,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	200,001	200,001	84,025,000	73,525,000	5,062,500	3,312,500

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

304 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Dow30SM		Short MidCap400		Short Russell2000
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,499,890)	$(2,311,905)	$(102,316)	$(538,562)	$(1,935,125)	$(5,126,373)
Net realized gain (loss)	(26,399,317)	(15,882,099)	(6,308,172)	(2,009,385)	(15,691,159)	(32,337,020)
Change in net unrealized appreciation/depreciation	13,193,246	(12,340,426)	6,886,273	(3,455,232)	15,240,840	(19,266,216)
Change in Net Assets Resulting from Operations	(14,705,961)	(30,534,430)	475,785	(6,003,179)	(2,385,444)	(56,729,609)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	288,869,497	103,302,713	15,896,096	74,825,420	335,210,399	604,788,708
Cost of shares redeemed	(179,404,234)	(105,581,566)	(19,142,503)	(153,652,040)	(335,149,196)	(847,681,375)
Change in net assets resulting from capital transactions	109,465,263	(2,278,853)	(3,246,407)	(78,826,620)	61,203	(242,892,667)
Change in net assets	94,759,302	(32,813,283)	(2,770,622)	(84,829,799)	(2,324,241)	(299,622,276)
NET ASSETS:
Beginning of period	$253,213,017	$286,026,300	$22,698,773	$107,528,572	$399,734,448	$699,356,724
End of period	$347,972,319	$253,213,017	$19,928,151	$22,698,773	$397,410,207	$399,734,448
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,889,053)	$(3,389,163)	$(865,394)	$(763,078)	$(9,270,714)	$(7,335,589)
SHARE TRANSACTIONS:
Beginning of period	11,200,000	11,250,000	1,475,000	6,075,000	6,818,750	10,331,250
Issued	12,150,000	4,325,000	1,000,000	4,325,000	5,450,000	9,275,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(7,750,000)	(4,375,000)	(1,200,000)	(8,925,000)	(5,552,108)	(12,787,500)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	15,600,000	11,200,000	1,275,000	1,475,000	6,716,642	6,818,750

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 305

	Short SmallCap600		UltraShort S&P500®		UltraShort QQQ®
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(67,014)	$(111,683)	$(6,153,644)	$(11,475,973)	$(1,615,082)	$(3,105,537)
Net realized gain (loss)	(1,604,318)	(108,128)	(179,510,375)	(292,498,415)	(80,010,267)	(95,649,258)
Change in net unrealized appreciation/depreciation	1,466,078	(1,353,083)	98,682,530	(25,414,536)	25,545,247	(51,164,953)
Change in Net Assets Resulting from Operations	(205,254)	(1,572,894)	(86,981,489)	(329,388,924)	(56,080,102)	(149,919,748)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	7,924,650	1,215,612,992	1,064,875,057	269,555,699	457,539,594
Cost of shares redeemed	(2,570,344)	—	(980,126,386)	(985,090,408)	(197,457,191)	(349,607,057)
Change in net assets resulting from capital transactions	(2,570,344)	7,924,650	235,486,606	79,784,649	72,098,508	107,932,537
Change in net assets	(2,775,598)	6,351,756	148,505,117	(249,604,275)	16,018,406	(41,987,211)
NET ASSETS:
Beginning of period	$16,062,119	$9,710,363	$1,376,226,715	$1,625,830,990	$337,622,398	$379,609,609
End of period	$13,286,521	$16,062,119	$1,524,731,832	$1,376,226,715	$353,640,804	$337,622,398
Accumulated undistributed net investment income (loss) included in end of period net assets	$(217,754)	$(150,740)	$(23,089,583)	$(16,935,939)	$(6,101,762)	$(4,486,680)
SHARE TRANSACTIONS:
Beginning of period	318,681	168,681	67,784,271	61,309,271	10,037,763	7,137,763
Issued	—	150,000	57,250,000	47,875,000	7,950,000	11,100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	—	(46,700,000)	(41,400,000)	(5,850,000)	(8,200,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	268,681	318,681	78,334,271	67,784,271	12,137,763	10,037,763

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

306 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Dow30SM		UltraShort MidCap400		UltraShort Russell2000
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,057,313)	$(1,855,003)	$(36,122)	$(92,738)	$(854,002)	$(2,088,049)
Net realized gain (loss)	(28,804,594)	(32,556,851)	(2,402,572)	(817,411)	(23,183,379)	(16,620,033)
Change in net unrealized appreciation/depreciation	15,091,501	(11,014,552)	2,579,669	(1,720,226)	30,122,081	(31,876,549)
Change in Net Assets Resulting from Operations	(14,770,406)	(45,426,406)	140,975	(2,630,375)	6,084,700	(50,584,631)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	96,722,284	136,281,867	1,860,718	10,260,218	142,699,724	443,990,336
Cost of shares redeemed	(75,183,286)	(108,075,148)	—	(13,168,333)	(174,350,617)	(475,585,889)
Change in net assets resulting from capital transactions	21,538,998	28,206,719	1,860,718	(2,908,115)	(31,650,893)	(31,595,553)
Change in net assets	6,768,592	(17,219,687)	2,001,693	(5,538,490)	(25,566,193)	(82,180,184)
NET ASSETS:
Beginning of period	$226,293,739	$243,513,426	$5,670,884	$11,209,374	$193,872,960	$276,053,144
End of period	$233,062,331	$226,293,739	$7,672,577	$5,670,884	$168,306,767	$193,872,960
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,777,353)	$(2,720,040)	$(174,772)	$(138,650)	$(3,945,923)	$(3,091,921)
SHARE TRANSACTIONS:
Beginning of period	11,073,767	9,373,767	154,498	229,498	5,459,437	5,759,437
Issued	4,350,000	6,375,000	50,000	225,000	3,800,000	10,475,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,600,000)	(4,675,000)	—	(300,000)	(4,550,000)	(10,775,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	11,823,767	11,073,767	204,498	154,498	4,709,437	5,459,437

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 307

	UltraShort SmallCap600		UltraPro Short S&P500®		UltraPro Short QQQ®
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,153)	$(54,433)	$(2,304,272)	$(4,354,076)	$(1,578,607)	$(2,614,715)
Net realized gain (loss)	(1,591,040)	—	(87,233,886)	(138,256,642)	(138,387,965)	(122,724,206)
Change in net unrealized appreciation/depreciation	1,399,943	(1,233,609)	58,355,379	(30,151,714)	60,226,373	(57,480,172)
Change in Net Assets Resulting from Operations	(211,250)	(1,288,042)	(31,182,779)	(172,762,432)	(79,740,199)	(182,819,093)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	901,168,220	948,791,935	666,299,038	768,636,120
Cost of shares redeemed	—	(2,496,509)	(828,620,500)	(859,361,761)	(508,132,566)	(600,317,114)
Change in net assets resulting from capital transactions	—	(2,496,509)	72,547,720	89,430,174	158,166,472	168,319,006
Change in net assets	(211,250)	(3,784,551)	41,364,941	(83,332,258)	78,426,273	(14,500,087)
NET ASSETS:
Beginning of period	$4,421,679	$8,206,230	$517,207,922	$600,540,180	$345,301,591	$359,801,678
End of period	$4,210,429	$4,421,679	$558,572,863	$517,207,922	$423,727,864	$345,301,591
Accumulated undistributed net investment income (loss) included in end of period net assets	$(101,317)	$(81,164)	$(8,485,441)	$(6,181,169)	$(5,055,236)	$(3,476,629)
SHARE TRANSACTIONS:
Beginning of period	123,326	173,326	15,505,827	11,855,827	14,849,027	7,599,027
Issued	—	—	25,900,000	24,700,000	30,550,000	25,550,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,000)	(23,200,000)	(21,050,000)	(22,150,000)	(18,300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	123,326	123,326	18,205,827	15,505,827	23,249,027	14,849,027

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

308 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short Dow30SM		UltraPro Short MidCap400		UltraPro Short Russell2000
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(604,390)	$(1,039,509)	$(23,945)	$(65,605)	$(318,110)	$(755,465)
Net realized gain (loss)	(30,753,653)	(15,995,284)	(3,426,006)	(371,421)	(5,729,155)	(4,877,170)
Change in net unrealized appreciation/depreciation	12,743,641	(17,852,242)	3,565,436	(2,191,913)	7,927,909	(17,607,321)
Change in Net Assets Resulting from Operations	(18,614,402)	(34,887,035)	115,485	(2,628,939)	1,880,644	(23,239,956)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	113,054,293	166,194,910	4,631,038	18,439,294	159,034,442	428,361,381
Cost of shares redeemed	(84,005,129)	(112,902,548)	(6,206,142)	(18,713,980)	(172,179,817)	(404,346,228)
Change in net assets resulting from capital transactions	29,049,164	53,292,362	(1,575,104)	(274,686)	(13,145,375)	24,015,153
Change in net assets	10,434,762	18,405,327	(1,459,619)	(2,903,625)	(11,264,731)	775,197
NET ASSETS:
Beginning of period	$142,744,260	$124,338,933	$5,097,482	$8,001,107	$76,485,805	$75,710,608
End of period	$153,179,022	$142,744,260	$3,637,863	$5,097,482	$65,221,074	$76,485,805
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,071,963)	$(1,467,573)	$(117,919)	$(93,974)	$(1,324,043)	$(1,005,933)
SHARE TRANSACTIONS:
Beginning of period	7,699,668	4,599,668	168,686	168,686	2,954,659	1,804,659
Issued	5,500,000	8,200,000	150,000	500,000	5,800,000	12,000,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(4,300,000)	(5,100,000)	(200,000)	(500,000)	(6,200,000)	(10,850,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	8,899,668	7,699,668	118,686	168,686	2,554,659	2,954,659

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 309

	Short Basic Materials		Short Financials		Short Oil & Gas
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(6,083)	$(11,327)	$(89,331)	$(205,921)	$(41,116)	$(25,420)
Net realized gain (loss)	(39,141)	(257,733)	(3,254,083)	(5,850,066)	(991,542)	(115,195)
Change in net unrealized appreciation/depreciation	160,977	228,633	2,190,091	1,625,896	606,903	216,881
Change in Net Assets Resulting from Operations	115,753	(40,427)	(1,153,323)	(4,430,091)	(425,755)	76,266
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	8,033,691	35,346,701	10,609,852	3,956,581
Cost of shares redeemed	—	—	(2,527,434)	(35,262,284)	(1,333,819)	(1,247,267)
Change in net assets resulting from capital transactions	—	—	5,506,257	84,417	9,276,033	2,709,314
Change in net assets	115,753	(40,427)	4,352,934	(4,345,674)	8,850,278	2,785,580
NET ASSETS:
Beginning of period	$1,226,789	$1,267,216	$18,101,818	$22,447,492	$4,482,920	$1,697,340
End of period	$1,342,542	$1,226,789	$22,454,752	$18,101,818	$13,333,198	$4,482,920
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,659)	$(16,576)	$(385,332)	$(296,001)	$(73,700)	$(32,584)
SHARE TRANSACTIONS:
Beginning of period	50,000	50,000	1,050,000	1,125,000	175,000	75,000
Issued	—	—	450,000	1,900,000	350,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(150,000)	(1,975,000)	(50,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,000	50,000	1,350,000	1,050,000	475,000	175,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

310 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Real Estate		Short S&P Regional Banking		UltraShort Basic Materials
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(203,418)	$(305,086)	$(5,539)	$(13,168)	$(80,775)	$(123,950)
Net realized gain (loss)	(447,763)	(4,210,352)	—	(24,974)	2,201,571	(2,128,406)
Change in net unrealized appreciation/depreciation	(2,806,089)	3,947,394	(138,271)	(224,652)	(2,250,126)	878,716
Change in Net Assets Resulting from Operations	(3,457,270)	(568,044)	(143,810)	(262,794)	(129,330)	(1,373,640)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	59,229,834	103,956,151	—	—	17,013,202	11,346,891
Cost of shares redeemed	(82,399,266)	(80,345,831)	—	—	(11,554,436)	(12,418,921)
Change in net assets resulting from capital transactions	(23,169,432)	23,610,320	—	—	5,458,766	(1,072,030)
Change in net assets	(26,626,702)	23,042,276	(143,810)	(262,794)	5,329,436	(2,445,670)
NET ASSETS:
Beginning of period	$55,104,558	$32,062,282	$1,257,659	$1,520,453	$12,015,341	$14,461,011
End of period	$28,477,856	$55,104,558	$1,113,849	$1,257,659	$17,344,777	$12,015,341
Accumulated undistributed net investment income (loss) included in end of period net assets	$(637,038)	$(433,620)	$(25,774)	$(20,235)	$(269,695)	$(188,920)
SHARE TRANSACTIONS:
Beginning of period	2,700,000	1,400,000	50,000	50,000	440,969	490,969
Issued	2,750,000	5,150,000	—	—	450,000	375,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(4,000,000)	(3,850,000)	—	—	(350,000)	(425,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,450,000	2,700,000	50,000	50,000	540,969	440,969

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 311

	UltraShort Nasdaq Biotechnology		UltraShort Consumer Goods		UltraShort Consumer Services
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(590,660)	$(661,172)	$(10,775)	$(27,180)	$(14,701)	$(58,846)
Net realized gain (loss)	(22,660,222)	(16,262,356)	(453,449)	(948,691)	(2,368,660)	(1,006,333)
Change in net unrealized appreciation/depreciation	43,428,579	(50,253,882)	394,399	409,755	2,207,194	(1,923,051)
Change in Net Assets Resulting from Operations	20,177,697	(67,177,410)	(69,825)	(566,116)	(176,167)	(2,988,230)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	97,418,748	156,608,739	2,385,505	4,898,232	—	8,947,110
Cost of shares redeemed	(129,641,228)	(37,440,373)	(3,847,665)	(3,836,553)	(1,248,912)	(9,782,240)
Change in net assets resulting from capital transactions	(32,222,480)	119,168,366	(1,462,160)	1,061,679	(1,248,912)	(835,130)
Change in net assets	(12,044,783)	51,990,956	(1,531,985)	495,563	(1,425,079)	(3,823,360)
NET ASSETS:
Beginning of period	$112,464,794	$60,473,838	$4,044,717	$3,549,154	$4,026,613	$7,849,973
End of period	$100,420,011	$112,464,794	$2,512,732	$4,044,717	$2,601,534	$4,026,613
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,384,918)	$(794,258)	$(60,384)	$(49,609)	$(98,177)	$(83,476)
SHARE TRANSACTIONS:
Beginning of period	3,784,998	734,999	162,457	112,457	87,468	112,468
Issued	3,250,000	3,769,999	100,000	175,000	—	143,750
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,700,000)	(720,000)	(150,000)	(125,000)	(25,151)	(168,750)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,334,998	3,784,998	112,457	162,457	62,317	87,468

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

312 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Financials		UltraShort Gold Miners		UltraShort Junior Miners
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	February 12, 2015* through May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	February 12, 2015* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(239,876)	$(589,529)	$(8,836)	$(10,614)	$(11,058)	$(10,432)
Net realized gain (loss)	(7,192,821)	(19,050,331)	300,041	(166,608)	(247,522)	(106,957)
Change in net unrealized appreciation/depreciation	2,619,940	(677,565)	611,988	142,406	774,525	(106,909)
Change in Net Assets Resulting from Operations	(4,812,757)	(20,317,425)	903,193	(34,816)	515,945	(224,298)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,481,382	15,565,685	3,730,918	6,378,201	2,787,020	5,009,345
Cost of shares redeemed	(8,383,055)	(18,903,864)	(5,282,333)	(4,244,878)	(2,820,015)	(2,943,599)
Change in net assets resulting from capital transactions	(1,901,673)	(3,338,179)	(1,551,415)	2,133,323	(32,995)	2,065,746
Change in net assets	(6,714,430)	(23,655,604)	(648,222)	2,098,507	482,950	1,841,448
NET ASSETS:
Beginning of period	$56,448,952	$80,104,556	$2,098,507	$—	$1,841,448	$—
End of period	$49,734,522	$56,448,952	$1,450,285	$2,098,507	$2,324,398	$1,841,448
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,168,704)	$(928,828)	$(19,450)	$(10,614)	$(21,490)	$(10,432)
SHARE TRANSACTIONS:
Beginning of period	1,169,832	1,232,333	100,001	—	100,001	—
Issued	125,000	300,000	100,000	300,001	100,000	250,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(175,000)	(362,501)	(150,000)	(200,000)	(100,000)	(150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,119,832	1,169,832	50,001	100,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 313

	UltraShort Health Care		UltraShort Homebuilders & Supplies	UltraShort Industrials
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	June 22, 2015* through November 30, 2015 (Unaudited)	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,291)	$(24,022)	$(7,733)	$(25,571)	$(41,241)
Net realized gain (loss)	(2,304,097)	(451,150)	(37,821)	(2,672,249)	(89,561)
Change in net unrealized appreciation/depreciation	2,128,733	(1,351,191)	(235,247)	2,180,285	(1,295,002)
Change in Net Assets Resulting from Operations	(187,655)	(1,826,363)	(280,801)	(517,535)	(1,425,804)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,726,231	6,997,687	2,000,020	3,328,141	8,642,276
Cost of shares redeemed	(1,379)	(7,071,370)	—	(2,028,455)	(9,435,136)
Change in net assets resulting from capital transactions	2,724,852	(73,683)	2,000,020	1,299,686	(792,860)
Change in net assets	2,537,197	(1,900,046)	1,719,219	782,151	(2,218,664)
NET ASSETS:
Beginning of period	$1,729,167	$3,629,213	$—	$4,414,765	$6,633,429
End of period	$4,266,364	$1,729,167	$1,719,219	$5,196,916	$4,414,765
Accumulated undistributed net investment income (loss) included in end of period net assets	$(46,360)	$(34,069)	$(7,733)	$(89,777)	$(64,206)
SHARE TRANSACTIONS:
Beginning of period	35,935	42,184	—	110,842	135,842
Issued	49,999	106,250	100,001	75,000	175,000
Issued in-kind	—	—	—	—	—
Redeemed	(28)	(112,500)	—	(50,000)	(200,000)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	85,906	35,934	100,001	135,842	110,842

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

314 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Oil & Gas		UltraShort Oil & Gas Exploration & Production	UltraShort Real Estate
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	June 22, 2015* through November 30, 2015 (Unaudited)	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(212,292)	$(447,636)	$(11,508)	$(144,087)	$(336,375)
Net realized gain (loss)	8,389,926	1,017,259	(342,681)	(5,446,438)	(15,671,316)
Change in net unrealized appreciation/depreciation	(1,177,255)	10,169,757	463,117	3,284,364	6,950,867
Change in Net Assets Resulting from Operations	7,000,379	10,739,380	108,928	(2,306,161)	(9,056,824)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,779,295	94,416,156	6,945,612	25,113,269	18,794,217
Cost of shares redeemed	(47,483,184)	(107,038,381)	(4,531,848)	(23,301,032)	(22,561,699)
Change in net assets resulting from capital transactions	(11,703,889)	(12,622,225)	2,413,764	1,812,237	(3,767,482)
Change in net assets	(4,703,510)	(1,882,845)	2,522,692	(493,924)	(12,824,306)
NET ASSETS:
Beginning of period	$44,177,280	$46,060,125	$—	$32,644,707	$45,469,013
End of period	$39,473,770	$44,177,280	$2,522,692	$32,150,783	$32,644,707
Accumulated undistributed net investment income (loss) included in end of period net assets	$(868,915)	$(656,623)	$(11,508)	$(668,234)	$(524,147)
SHARE TRANSACTIONS:
Beginning of period	867,108	1,117,108	—	647,877	710,377
Issued	550,000	1,975,000	250,001	500,000	356,250
Issued in-kind	—	—	—	—	—
Redeemed	(750,000)	(2,225,000)	(150,000)	(452,040)	(418,750)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	667,108	867,108	100,001	695,837	647,877

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 315

	UltraShort Semiconductors		UltraShort Technology		UltraShort Utilities
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(17,525)	$(38,184)	$(34,607)	$(51,387)	$(30,155)	$(49,882)
Net realized gain (loss)	(1,574,617)	(1,677,914)	(3,767,756)	(291,203)	(367,244)	(1,855,091)
Change in net unrealized appreciation/depreciation	1,871,452	(1,181,347)	2,611,065	(1,996,880)	147,257	651,436
Change in Net Assets Resulting from Operations	279,310	(2,897,445)	(1,191,298)	(2,339,470)	(250,142)	(1,253,537)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,162,925	4,243,989	5,572,150	5,758,884	1,350,049	11,308,096
Cost of shares redeemed	(2,420,968)	(2,303,799)	(5,036,113)	(799,789)	(4,973,524)	(8,171,806)
Change in net assets resulting from capital transactions	(258,043)	1,940,190	536,037	4,959,095	(3,623,475)	3,136,290
Change in net assets	21,267	(957,255)	(655,261)	2,619,625	(3,873,617)	1,882,753
NET ASSETS:
Beginning of period	$3,067,010	$4,024,265	$7,391,198	$4,771,573	$8,255,049	$6,372,296
End of period	$3,088,277	$3,067,010	$6,735,937	$7,391,198	$4,381,432	$8,255,049
Accumulated undistributed net investment income (loss) included in end of period net assets	$(74,972)	$(57,447)	$(107,018)	$(72,411)	$(99,500)	$(69,345)
SHARE TRANSACTIONS:
Beginning of period	75,984	50,984	153,079	65,580	162,490	99,990
Issued	50,000	75,000	100,000	100,000	25,000	206,250
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(50,000)	(100,000)	(12,501)	(100,000)	(143,750)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,984	75,984	153,079	153,079	87,490	162,490

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

316 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short Nasdaq Biotechnology	UltraPro Short Financial Select Sector		Short MSCI EAFE
	June 22, 2015* through November 30, 2015 (Unaudited)	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,314)	$(20,929)	$(36,605)	$(270,026)	$(1,562,317)
Net realized gain (loss)	(1,388,786)	(2,271,056)	(921,461)	(7,208,018)	(3,440,219)
Change in net unrealized appreciation/depreciation	590,378	1,675,086	(846,336)	4,245,116	6,936,655
Change in Net Assets Resulting from Operations	(822,722)	(616,899)	(1,804,402)	(3,232,928)	1,934,119
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,511,098	3,146,025	7,353,533	179,769,356	248,358,912
Cost of shares redeemed	(3,724,041)	(2,159,016)	(6,236,833)	(130,335,129)	(387,458,237)
Change in net assets resulting from capital transactions	10,787,057	987,009	1,116,700	49,434,227	(139,099,325)
Change in net assets	9,964,335	370,110	(687,702)	46,201,299	(137,165,206)
NET ASSETS:
Beginning of period	$—	$3,923,818	$4,611,520	$31,885,113	$169,050,319
End of period	$9,964,335	$4,293,928	$3,923,818	$78,086,412	$31,885,113
Accumulated undistributed net investment income (loss) included in end of period net assets	$(24,314)	$(70,693)	$(49,764)	$(2,113,139)	$(1,843,113)
SHARE TRANSACTIONS:
Beginning of period	—	187,493	137,493	1,025,000	5,325,000
Issued	600,001	150,000	250,000	5,350,000	7,425,000
Issued in-kind	—	—	—	—	—
Redeemed	(150,000)	(100,000)	(200,000)	(4,000,000)	(11,725,000)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	450,001	237,493	187,493	2,375,000	1,025,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 317

	Short MSCI Emerging Markets		Short FTSE China 50		UltraShort MSCI EAFE
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,854,552)	$(2,025,410)	$(49,989)	$(79,377)	$(25,881)	$(50,246)
Net realized gain (loss)	46,482,230	(9,927,355)	1,621,051	(5,379,030)	(733,813)	93
Change in net unrealized appreciation/depreciation	(5,041,616)	(4,638,246)	320,102	997,059	965,496	(347,347)
Change in Net Assets Resulting from Operations	39,586,062	(16,591,011)	1,891,164	(4,461,348)	205,802	(397,500)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	468,519,958	408,118,381	10,078,088	1,112,507	7,813,593	9,430,559
Cost of shares redeemed	(317,250,693)	(343,519,340)	(5,574,852)	(28,786,680)	(5,720,511)	(13,009,254)
Change in net assets resulting from capital transactions	151,269,265	64,599,041	4,503,236	(27,674,173)	2,093,082	(3,578,695)
Change in net assets	190,855,327	48,008,030	6,394,400	(32,135,521)	2,298,884	(3,976,195)
NET ASSETS:
Beginning of period	$259,299,860	$211,291,830	$3,494,375	$35,629,896	$3,143,593	$7,119,788
End of period	$450,155,187	$259,299,860	$9,888,775	$3,494,375	$5,442,477	$3,143,593
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,096,624)	$(3,242,072)	$(169,361)	$(119,372)	$(95,156)	$(69,275)
SHARE TRANSACTIONS:
Beginning of period	10,500,000	8,325,000	150,000	1,050,000	87,428	187,428
Issued	16,500,000	15,875,000	400,000	50,000	200,000	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(11,200,000)	(13,700,000)	(200,000)	(950,000)	(150,000)	(325,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	15,800,000	10,500,000	350,000	150,000	137,428	87,428

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

318 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Emerging Markets		UltraShort FTSE Europe		UltraShort MSCI Pacific ex-Japan
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(286,701)	$(364,072)	$(188,899)	$(313,219)	$(5,950)	$(15,624)
Net realized gain (loss)	(2,445,260)	(1,339,268)	(8,475,332)	(12,478,571)	350,043	(123,447)
Change in net unrealized appreciation/depreciation	9,588,721	(3,166,938)	10,127,991	12,315,770	(109,950)	348,023
Change in Net Assets Resulting from Operations	6,856,760	(4,870,278)	1,463,760	(476,020)	234,143	208,952
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	56,521,386	31,352,136	42,759,605	49,124,634	—	—
Cost of shares redeemed	(27,814,823)	(39,511,281)	(24,856,571)	(51,911,454)	—	(1,255,625)
Change in net assets resulting from capital transactions	28,706,563	(8,159,145)	17,903,034	(2,786,820)	—	(1,255,625)
Change in net assets	35,563,323	(13,029,423)	19,366,794	(3,262,840)	234,143	(1,046,673)
NET ASSETS:
Beginning of period	$36,514,190	$49,543,613	$26,178,203	$29,441,043	$1,062,137	$2,108,810
End of period	$72,077,513	$36,514,190	$45,544,997	$26,178,203	$1,296,280	$1,062,137
Accumulated undistributed net investment income (loss) included in end of period net assets	$(879,927)	$(593,226)	$(634,143)	$(445,244)	$(28,136)	$(22,186)
SHARE TRANSACTIONS:
Beginning of period	2,119,744	2,669,744	512,119	562,119	49,992	99,992
Issued	2,400,000	1,575,000	750,000	850,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,300,000)	(2,125,000)	(450,000)	(900,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,219,744	2,119,744	812,119	512,119	49,992	49,992

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 319

	UltraShort MSCI Brazil Capped				UltraShort FTSE China 50		UltraShort MSCI Japan
	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(131,154)		$(202,230)		$(297,420)	$(591,460)	$(69,666)	$(105,632)
Net realized gain (loss)	12,504,409		1,712,291		(5,714,242)	(28,660,952)	(4,228,084)	—
Change in net unrealized appreciation/depreciation	2,072,210		7,059,274		24,931,073	(17,611,563)	3,687,574	(3,898,792)
Change in Net Assets Resulting from Operations	14,445,465		8,569,335		18,919,411	(46,863,975)	(610,176)	(4,004,424)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	23,092,528		64,491,510		45,914,313	40,688,757	11,502,254	19,582,413
Cost of shares redeemed	(34,743,978)		(65,344,642)		(52,037,370)	(50,179,074)	(7,111,924)	(16,177,632)
Change in net assets resulting from capital transactions	(11,651,450)		(853,132)		(6,123,057)	(9,490,317)	4,390,330	3,404,781
Change in net assets	2,794,015		7,716,203		12,796,354	(56,354,292)	3,780,154	(599,643)
NET ASSETS:
Beginning of period	$29,885,336		$22,169,133		$46,854,838	$103,209,130	$9,379,873	$9,979,516
End of period	$32,679,351		$29,885,336		$59,651,192	$46,854,838	$13,160,027	$9,379,873
Accumulated undistributed net investment income (loss) included in end of period net assets	$(408,988)		$(277,834)		$(1,304,766)	$(1,007,346)	$(216,309)	$(146,643)
SHARE TRANSACTIONS:
Beginning of period	649,902	(b)	649,902	(b)	1,660,525	1,660,525	199,913	149,913
Issued	350,000	(b)	1,700,000	(b)	1,050,000	1,025,000	225,000	325,000
Issued in-kind	—	(b)	—	(b)	—	—	—	—
Redeemed	(550,000	)(b)	(1,700,000	)(b)	(1,200,000)	(1,025,000)	(150,000)	(275,000)
Redemption in-kind	—	(b)	—	(b)	—	—	—	—
Shares outstanding, end of period	449,902	(b)	649,902	(b)	1,510,525	1,660,525	274,913	199,913

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.

See accompanying notes to the financial statements.

320 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Mexico Capped IMI		Short 7-10 Year Treasury		Short 20+ Year Treasury
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(5,780)	$(9,900)	$(169,535)	$(562,929)	$(4,254,918)	$(11,142,875)
Net realized gain (loss)	99,965	(160,948)	(809,475)	(5,771,481)	(69,624,379)	(268,064,881)
Change in net unrealized appreciation/depreciation	19,070	294,261	568,823	2,081,424	57,434,263	83,471,682
Change in Net Assets Resulting from Operations	113,255	123,413	(410,187)	(4,252,986)	(16,445,034)	(195,736,074)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	1,474,832	11,814,588	122,816,937	335,336,423
Cost of shares redeemed	—	—	(4,419,491)	(42,054,292)	(330,322,027)	(591,595,454)
Change in net assets resulting from capital transactions	—	—	(2,944,659)	(30,239,704)	(207,505,090)	(256,259,031)
Change in net assets	113,255	123,413	(3,354,846)	(34,492,690)	(223,950,124)	(451,995,105)
NET ASSETS:
Beginning of period	$1,185,892	$1,062,479	$39,439,210	$73,931,900	$1,051,151,376	$1,503,146,481
End of period	$1,299,147	$1,185,892	$36,084,364	$39,439,210	$827,201,252	$1,051,151,376
Accumulated undistributed net investment income (loss) included in end of period net assets	$(20,288)	$(14,508)	$(1,020,660)	$(851,125)	$(21,247,263)	$(16,992,345)
SHARE TRANSACTIONS:
Beginning of period	49,986	49,986	1,325,000	2,325,000	41,800,000	52,300,000
Issued	—	—	50,000	375,000	4,750,000	12,450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(150,000)	(1,375,000)	(13,200,000)	(22,950,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	49,986	49,986	1,225,000	1,325,000	33,350,000	41,800,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 321

	Short High Yield		Short Investment Grade Corporate		UltraShort 3-7 Year Treasury
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(486,942)	$(560,483)	$(13,072)	$(27,008)	$(13,049)	$(35,088)
Net realized gain (loss)	—	(973,064)	—	(260,425)	(69,879)	(248,416)
Change in net unrealized appreciation/depreciation	3,546,309	(779,091)	(9,333)	153,539	43,039	4,226
Change in Net Assets Resulting from Operations	3,059,367	(2,312,638)	(22,405)	(133,894)	(39,889)	(279,278)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	155,483,195	92,046,046	—	—	—	—
Cost of shares redeemed	(29,050,528)	(77,863,507)	—	—	—	(715,856)
Change in net assets resulting from capital transactions	126,432,667	14,182,539	—	—	—	(715,856)
Change in net assets	129,492,034	11,869,901	(22,405)	(133,894)	(39,889)	(995,134)
NET ASSETS:
Beginning of period	$55,046,987	$43,177,086	$2,835,085	$2,968,979	$2,863,296	$3,858,430
End of period	$184,539,021	$55,046,987	$2,812,680	$2,835,085	$2,823,407	$2,863,296
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,218,653)	$(731,711)	$(62,259)	$(49,187)	$(63,694)	$(50,645)
SHARE TRANSACTIONS:
Beginning of period	2,050,000	1,550,000	100,000	100,000	100,000	125,000
Issued	5,550,000	3,300,000	—	—	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,050,000)	(2,800,000)	—	—	—	(25,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	6,550,000	2,050,000	100,000	100,000	100,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

322 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort TIPS
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(972,664)	$(2,485,709)	$(13,459,959)	$(31,466,009)	$(33,986)	$(107,235)
Net realized gain (loss)	(10,358,113)	(41,937,372)	(334,657,282)	(1,658,213,947)	292,529	(633,982)
Change in net unrealized appreciation/depreciation	6,999,917	8,926,318	229,226,739	661,628,827	131,600	672,904
Change in Net Assets Resulting from Operations	(4,330,860)	(35,496,763)	(118,890,502)	(1,028,051,129)	390,143	(68,313)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	87,537,313	393,645,594	1,702,402,369	—	—
Cost of shares redeemed	(50,508,926)	(93,472,399)	(577,163,159)	(1,836,513,462)	(9,713,648)	(1,334,942)
Change in net assets resulting from capital transactions	(50,508,926)	(5,935,086)	(183,517,565)	(134,111,093)	(9,713,648)	(1,334,942)
Change in net assets	(54,839,786)	(41,431,849)	(302,408,067)	(1,162,162,222)	(9,323,505)	(1,403,255)
NET ASSETS:
Beginning of period	$250,963,588	$292,395,437	$3,016,995,872	$4,179,158,094	$10,703,522	$12,106,777
End of period	$196,123,802	$250,963,588	$2,714,587,805	$3,016,995,872	$1,380,017	$10,703,522
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,614,042)	$(3,641,378)	$(60,718,122)	$(47,258,163)	$(191,516)	$(157,530)
SHARE TRANSACTIONS:
Beginning of period	10,600,000	10,875,000	65,706,929	69,106,929	400,000	450,000
Issued	—	3,475,000	8,200,000	33,650,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,150,000)	(3,750,000)	(12,700,000)	(37,050,000)	(350,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	8,450,000	10,600,000	61,206,929	65,706,929	50,000	400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 323

	UltraPro Short 20+ Year Treasury		Ultra S&P500®		Ultra QQQ®
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(502,579)	$(993,432)	$10,350,712	$19,106,411	$472,415	$567,937
Net realized gain (loss)	(300,241)	(75,941,995)	94,331,528	322,668,655	55,445,480	290,620,409
Change in net unrealized appreciation/depreciation	(7,243,899)	30,792,788	(119,904,485)	125,973,274	(889,243)	38,547,673
Change in Net Assets Resulting from Operations	(8,046,719)	(46,142,639)	(15,222,245)	467,748,340	55,028,652	329,736,019
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(2,055,187)	(11,101,939)	—	(2,430,157)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(2,055,187)	(11,101,939)	—	(2,430,157)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,319,762	46,264,854	511,196,004	2,217,949,501	223,711,722	726,580,703
Cost of shares redeemed	(9,395,055)	(6,744,093)	(515,866,599)	(3,140,371,839)	(267,810,232)	(749,652,016)
Change in net assets resulting from capital transactions	4,924,707	39,520,761	(4,670,595)	(922,422,338)	(44,098,510)	(23,071,313)
Change in net assets	(3,122,012)	(6,621,878)	(21,948,027)	(465,775,937)	10,930,142	304,234,549
NET ASSETS:
Beginning of period	$105,154,890	$111,776,768	$1,923,778,536	$2,389,554,473	$1,028,076,183	$723,841,634
End of period	$102,032,878	$105,154,890	$1,901,830,509	$1,923,778,536	$1,039,006,325	$1,028,076,183
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,946,366)	$(1,443,787)	$12,980,263	$4,684,738	$667,270	$194,855
SHARE TRANSACTIONS:
Beginning of period	2,574,917	1,774,917	28,550,000	42,900,000	13,350,000	13,500,000
Issued	350,000	950,000	5,550,000	14,250,000	1,050,000	5,100,000
Issued in-kind	—	—	3,100,000	23,050,000	1,950,000	6,000,000
Redeemed	(250,000)	(150,000)	(850,000)	(15,750,000)	(700,000)	(2,650,000)
Redemption in-kind	—	—	(7,350,000)	(35,900,000)	(2,850,000)	(8,600,000)
Shares outstanding, end of period	2,674,917	2,574,917	29,000,000	28,550,000	12,800,000	13,350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

324 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Dow30SM		Ultra MidCap400		Ultra Russell2000
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,589,603	$3,261,654	$271,206	$716,301	$190,821	$525,082
Net realized gain (loss)	26,086,513	48,253,638	(48,676,366)	(115,431,831)	(43,810,516)	(198,668,641)
Change in net unrealized appreciation/depreciation	(40,869,316)	6,967,657	35,223,303	(4,906,330)	19,514,150	84,413,175
Change in Net Assets Resulting from Operations	(13,193,200)	58,482,949	(13,181,857)	(119,621,860)	(24,105,545)	(113,730,384)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,746,419)	(3,189,256)	—	—	(148,586)	(388,797)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,746,419)	(3,189,256)	—	—	(148,586)	(388,797)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	63,338,721	148,964,959	64,504,171	2,101,417,487	75,739,512	1,729,561,470
Cost of shares redeemed	(136,031,219)	(187,227,067)	(71,034,115)	(1,997,167,092)	(46,712,674)	(1,619,350,194)
Change in net assets resulting from capital transactions	(72,692,498)	(38,262,108)	(6,529,944)	104,250,395	29,026,838	110,211,276
Change in net assets	(87,632,117)	17,031,585	(19,711,801)	(15,371,465)	4,772,707	(3,907,905)
NET ASSETS:
Beginning of period	$318,071,612	$301,040,027	$143,864,382	$159,235,847	$207,359,118	$211,267,023
End of period	$230,439,495	$318,071,612	$124,152,581	$143,864,382	$212,131,825	$207,359,118
Accumulated undistributed net investment income (loss) included in end of period net assets	$537,257	$694,073	$(66,034)	$(337,240)	$869,657	$827,422
SHARE TRANSACTIONS:
Beginning of period	4,600,000	5,100,000	1,775,000	2,400,000	2,150,000	2,625,000
Issued	200,000	650,000	200,000	3,600,000	400,000	13,950,000
Issued in-kind	800,000	1,700,000	600,000	25,675,000	400,000	5,800,000
Redeemed	(800,000)	(750,000)	(100,000)	(1,650,000)	(450,000)	(6,725,000)
Redemption in-kind	(1,350,000)	(2,100,000)	(800,000)	(28,250,000)	(100,000)	(13,500,000)
Shares outstanding, end of period	3,450,000	4,600,000	1,675,000	1,775,000	2,400,000	2,150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 325

	Ultra SmallCap600		UltraPro S&P500®		UltraPro QQQ®
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(10,169)	$12,293	$2,840,623	$3,986,438	$(1,515,087)	$(1,332,868)
Net realized gain (loss)	3,082,522	1,116,564	115,968,653	126,828,595	151,107,259	320,616,055
Change in net unrealized appreciation/depreciation	(3,546,507)	3,885,344	(88,697,811)	151,650,455	53,848,348	204,848,060
Change in Net Assets Resulting from Operations	(474,154)	5,014,201	30,111,465	282,465,488	203,440,520	524,131,247
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(170,494)	(2,924,233)	—	(412,877)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(170,494)	(2,924,233)	—	(412,877)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	46,723,416	980,610,450	1,614,757,085	1,310,065,935	1,433,108,637
Cost of shares redeemed	—	(53,541,885)	(725,274,838)	(1,662,613,822)	(1,146,613,962)	(1,506,479,380)
Change in net assets resulting from capital transactions	—	(6,818,469)	255,335,612	(47,856,737)	163,451,973	(73,370,743)
Change in net assets	(474,154)	(1,804,268)	285,276,583	231,684,518	366,892,493	450,347,627
NET ASSETS:
Beginning of period	$20,998,570	$22,802,838	$800,588,150	$568,903,632	$1,035,207,861	$584,860,234
End of period	$20,524,416	$20,998,570	$1,085,864,733	$800,588,150	$1,402,100,354	$1,035,207,861
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,521	$11,690	$3,572,958	$902,829	$(1,877,584)	$(362,497)
SHARE TRANSACTIONS:
Beginning of period	350,000	450,000	11,300,000	10,500,000	9,000,000	8,550,000
Issued	—	900,000	11,050,000	24,400,000	2,650,000	8,000,000
Issued in-kind	—	—	5,200,000	2,700,000	10,050,000	7,800,000
Redeemed	—	—	(2,450,000)	(400,000)	(600,000)	(250,000)
Redemption in-kind	—	(1,000,000)	(8,800,000)	(25,900,000)	(9,500,000)	(15,100,000)
Shares outstanding, end of period	350,000	350,000	16,300,000	11,300,000	11,600,000	9,000,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

326 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Dow30SM		UltraPro MidCap400		UltraPro Russell2000
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$731,384	$901,311	$598	$57,993	$(209,486)	$(140,965)
Net realized gain (loss)	29,822,688	13,688,554	(4,499,595)	4,971,509	1,961,897	10,017,794
Change in net unrealized appreciation/depreciation	(22,811,511)	29,429,608	(2,228,097)	8,308,790	(12,295,986)	36,969,272
Change in Net Assets Resulting from Operations	7,742,561	44,019,473	(6,727,094)	13,338,292	(10,543,575)	46,846,101
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(539,011)	—	(56,325)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(539,011)	—	(56,325)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	232,072,255	316,148,053	3,151,901	74,259,790	69,512,480	205,961,768
Cost of shares redeemed	(164,511,941)	(366,674,874)	(6,295,030)	(82,908,775)	(74,215,399)	(333,798,203)
Change in net assets resulting from capital transactions	67,560,314	(50,526,821)	(3,143,129)	(8,648,985)	(4,702,919)	(127,836,435)
Change in net assets	75,302,875	(7,046,359)	(9,870,223)	4,632,982	(15,246,494)	(80,990,334)
NET ASSETS:
Beginning of period	$109,474,208	$116,520,567	$49,403,167	$44,770,185	$107,326,874	$188,317,208
End of period	$184,777,083	$109,474,208	$39,532,944	$49,403,167	$92,080,380	$107,326,874
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,126,177	$394,793	$(11,465)	$(12,063)	$(497,970)	$(288,484)
SHARE TRANSACTIONS:
Beginning of period	1,500,000	2,000,000	750,000	900,000	1,050,000	2,350,000
Issued	1,200,000	2,600,000	50,000	1,300,000	700,000	2,250,000
Issued in-kind	2,500,000	2,300,000	—	100,000	100,000	250,000
Redeemed	(50,000)	(300,000)	—	—	(450,000)	(150,000)
Redemption in-kind	(2,450,000)	(5,100,000)	(100,000)	(1,550,000)	(350,000)	(3,650,000)
Shares outstanding, end of period	2,700,000	1,500,000	700,000	750,000	1,050,000	1,050,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 327

	Ultra Basic Materials		Ultra Nasdaq Biotechnology		Ultra Consumer Goods
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$208,087	$526,472	$(3,142,346)	$(3,845,385)	$94,443	$198,993
Net realized gain (loss)	5,664,001	6,383,581	(63,205,650)	81,726,631	1,780,406	1,284,777
Change in net unrealized appreciation/depreciation	(24,176,959)	(12,257,021)	(136,789,627)	321,085,891	(2,033,114)	2,162,073
Change in Net Assets Resulting from Operations	(18,304,871)	(5,346,968)	(203,137,623)	398,967,137	(158,265)	3,645,843
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(411,340)	—	—	(42,246)	(158,134)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(411,340)	—	—	(42,246)	(158,134)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,726,774	158,551,969	278,782,779	473,827,449	25,746,412	45,004,035
Cost of shares redeemed	(14,279,591)	(194,040,643)	(275,190,251)	(224,559,008)	(24,664,183)	(47,683,223)
Change in net assets resulting from capital transactions	(4,552,817)	(35,488,674)	3,592,528	249,268,441	1,082,229	(2,679,188)
Change in net assets	(22,857,688)	(41,246,982)	(199,545,095)	648,235,578	881,718	808,521
NET ASSETS:
Beginning of period	$76,413,069	$117,660,051	$979,242,550	$331,006,972	$19,967,893	$19,159,372
End of period	$53,555,381	$76,413,069	$779,697,455	$979,242,550	$20,849,611	$19,967,893
Accumulated undistributed net investment income (loss) included in end of period net assets	$390,297	$182,210	$(8,015,022)	$(4,872,676)	$75,411	$23,214
SHARE TRANSACTIONS:
Beginning of period	1,475,000	2,175,000	11,050,000	8,200,000	200,000	225,000
Issued	—	2,325,000	350,000	500,000	150,000	525,000
Issued in-kind	250,000	500,000	3,250,000	6,200,000	100,000	—
Redeemed	(75,000)	—	—	—	—	(50,000)
Redemption in-kind	(300,000)	(3,525,000)	(3,550,000)	(3,850,000)	(250,000)	(500,000)
Shares outstanding, end of period	1,350,000	1,475,000	11,100,000	11,050,000	200,000	200,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

328 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Consumer Services		Ultra Financials		Ultra Gold Miners
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)		February 12, 2015* through May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,996	$49,348	$2,823,937	$5,109,845	$(5,907)		$(8,267)
Net realized gain (loss)	3,298,872	2,919,874	65,537,075	114,219,515	(203,034)		(695,701)
Change in net unrealized appreciation/depreciation	(3,480,458)	5,355,626	(66,506,595)	59,499,781	(740,682)		153,375
Change in Net Assets Resulting from Operations	(176,590)	8,324,848	1,854,417	178,829,141	(949,623)		(550,593)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,775)	(51,667)	(2,141,714)	(4,895,559)	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	(7,775)	(51,667)	(2,141,714)	(4,895,559)	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,335,724	63,063,217	6,963,968	44,775,165	1,427,527		4,940,483
Cost of shares redeemed	(18,418,860)	(57,130,116)	(29,951,476)	(200,301,392)	(674)		(2,743,585)
Change in net assets resulting from capital transactions	(7,083,136)	5,933,101	(22,987,508)	(155,526,227)	1,426,853		2,196,898
Change in net assets	(7,267,501)	14,206,282	(23,274,805)	18,407,355	477,230		1,646,305
NET ASSETS:
Beginning of period	$37,307,666	$23,101,384	$823,691,731	$805,284,376	$1,646,305		$—
End of period	$30,040,165	$37,307,666	$800,416,926	$823,691,731	$2,123,535		$1,646,305
Accumulated undistributed net investment income (loss) included in end of period net assets	$8,986	$11,765	$2,113,793	$1,431,570	$(14,174)		$(8,267)
SHARE TRANSACTIONS:
Beginning of period	350,000	300,000	11,019,250	13,269,250	33,334	(c)	—	(c)
Issued	75,000	625,000	50,000	—	—	(c)	66,667	(c)
Issued in-kind	25,000	100,000	50,000	700,000	66,667	(c)	16,667	(c)
Redeemed	—	(100,000)	(150,000)	(150,000)	(32	)(c)	(33,333	)(c)
Redemption in-kind	(175,000)	(575,000)	(300,000)	(2,800,000)	—	(c)	(16,667	)(c)
Shares outstanding, end of period	275,000	350,000	10,669,250	11,019,250	99,969	(c)	33,334	(c)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 329

	Ultra Junior Miners				Ultra Health Care		Ultra Homebuilders & Supplies
	Six Months Ended November 30, 2015 (Unaudited)		February 12, 2015* through May 31, 2015		Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	June 22, 2015* through November 30, 2015 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,456)		$(10,601)		$1,195,009	$229,920	$(5,840)
Net realized gain (loss)	(316,565)		(828,094)		(8,152,492)	33,608,986	(93,317)
Change in net unrealized appreciation/depreciation	(901,061)		245,560		(25,136,434)	40,473,098	216,714
Change in Net Assets Resulting from Operations	(1,226,082)		(593,135)		(32,093,917)	74,312,004	117,557
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(125,531)	(311,362)	—
Net realized gains on investments	—		—		—	—	—
Tax return of capital	—		—		—	—	—
Total distributions	—		—		(125,531)	(311,362)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,174,235		4,932,586		11,209,688	204,142,358	2,999,217
Cost of shares redeemed	(1,087,696)		(1,697,712)		(63,717,498)	(145,002,708)	—
Change in net assets resulting from capital transactions	1,086,539		3,234,874		(52,507,810)	59,139,650	2,999,217
Change in net assets	(139,543)		2,641,739		(84,727,258)	133,140,292	3,116,774
NET ASSETS:
Beginning of period	$2,641,739		$—		$231,068,696	$97,928,404	$—
End of period	$2,502,196		$2,641,739		$146,341,438	$231,068,696	$3,116,774
Accumulated undistributed net investment income (loss) included in end of period net assets	$(19,057)		$(10,601)		$1,098,820	$29,342	$(5,840)
SHARE TRANSACTIONS:
Beginning of period	50,000	(c)	—	(c)	3,100,000	2,100,000	—
Issued	16,667	(c)	66,667	(c)	—	3,150,000	100,001
Issued in-kind	66,667	(c)	16,667	(c)	150,000	500,000	50,000
Redeemed	(33,348	)(c)	(33,334	)(c)	—	—	—
Redemption in-kind	—	(c)	—	(c)	(1,000,000)	(2,650,000)	—
Shares outstanding, end of period	99,986	(c)	50,000	(c)	2,250,000	3,100,000	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

330 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Industrials		Ultra Oil & Gas		Ultra Oil & Gas Exploration & Production
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	June 22, 2015* through November 30, 2015 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$53,523	$211,743	$1,224,071	$1,809,175	$141
Net realized gain (loss)	(767,989)	2,546,048	(30,290,444)	(1,589,804)	(683,780)
Change in net unrealized appreciation/depreciation	(1,482,709)	903,034	(14,043,165)	(48,982,840)	(534,792)
Change in Net Assets Resulting from Operations	(2,197,175)	3,660,825	(43,109,538)	(48,763,469)	(1,218,431)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,342)	(138,936)	(518,421)	(1,484,496)	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	(551)
Total distributions	(23,342)	(138,936)	(518,421)	(1,484,496)	(551)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	19,706,140	70,270,151	45,330,247	187,732,178	2,874,381
Cost of shares redeemed	(30,207,422)	(70,432,625)	(40,666,226)	(122,136,253)	(185)
Change in net assets resulting from capital transactions	(10,501,282)	(162,474)	4,664,021	65,595,925	2,874,196
Change in net assets	(12,721,799)	3,359,415	(38,963,938)	15,347,960	1,655,214
NET ASSETS:
Beginning of period	$35,588,932	$32,229,517	$165,228,385	$149,880,425	$—
End of period	$22,867,133	$35,588,932	$126,264,447	$165,228,385	$1,655,214
Accumulated undistributed net investment income (loss) included in end of period net assets	$69,065	$38,884	$1,679,405	$973,755	$141
SHARE TRANSACTIONS:
Beginning of period	300,000	300,000	3,175,000	1,875,000	—	(c)
Issued	50,000	525,000	200,000	650,000	33,333	(c)
Issued in-kind	125,000	125,000	1,000,000	2,475,000	16,667	(c)
Redeemed	—	(50,000)	—	(50,000)	(5	)(c)
Redemption in-kind	(275,000)	(600,000)	(1,050,000)	(1,775,000)	—	(c)
Shares outstanding, end of period	200,000	300,000	3,325,000	3,175,000	49,995	(c)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 331

	Ultra Real Estate		Ultra S&P Regional Banking		Ultra Semiconductors
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,722,551	$3,277,900	$37,909	$99,899	$77,704	$258,157
Net realized gain (loss)	13,893,644	65,612,327	(749,767)	799,652	1,951,236	15,139,507
Change in net unrealized appreciation/depreciation	(11,152,205)	(28,109,523)	2,121,555	1,521,036	(6,976,759)	1,311,201
Change in Net Assets Resulting from Operations	4,463,990	40,780,704	1,409,697	2,420,587	(4,947,819)	16,708,865
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(625,994)	(2,838,587)	(35,518)	(50,529)	—	(382,573)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(625,994)	(2,838,587)	(35,518)	(50,529)	—	(382,573)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	68,105,336	65,835,943	5,397,446	—	3,129,649	10,270,334
Cost of shares redeemed	(83,714,378)	(160,479,619)	(5,259,711)	(4,240,253)	(10,035,007)	(17,056,995)
Change in net assets resulting from capital transactions	(15,609,042)	(94,643,676)	137,735	(4,240,253)	(6,905,358)	(6,786,661)
Change in net assets	(11,771,046)	(56,701,559)	1,511,914	(1,870,195)	(11,853,177)	9,539,631
NET ASSETS:
Beginning of period	$252,011,766	$308,713,325	$9,854,617	$11,724,812	$38,713,422	$29,173,791
End of period	$240,240,720	$252,011,766	$11,366,531	$9,854,617	$26,860,245	$38,713,422
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,829,926	$2,733,369	$17,441	$15,050	$109,983	$32,279
SHARE TRANSACTIONS:
Beginning of period	2,479,372	3,479,372	100,000	150,000	375,000	450,000
Issued	300,000	150,000	50,000	—	25,000	—
Issued in-kind	400,000	450,000	—	—	25,000	125,000
Redeemed	—	—	—	—	—	(50,000)
Redemption in-kind	(850,000)	(1,600,000)	(50,000)	(50,000)	(125,000)	(150,000)
Shares outstanding, end of period	2,329,372	2,479,372	100,000	100,000	300,000	375,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

332 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Technology		Ultra Telecommunications
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$98,204	$316,948	$25,638	$83,358
Net realized gain (loss)	12,880,777	28,820,053	131,140	(438,452)
Change in net unrealized appreciation/depreciation	(19,049,922)	17,990,967	(523,965)	136,835
Change in Net Assets Resulting from Operations	(6,070,941)	47,127,968	(367,187)	(218,259)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(413,947)	(29,475)	(86,473)
Net realized gains on investments	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions	—	(413,947)	(29,475)	(86,473)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,047,000	201,279,242	—	15,947,665
Cost of shares redeemed	(39,491,944)	(230,199,465)	(2,060,638)	(15,631,318)
Change in net assets resulting from capital transactions	(13,444,944)	(28,920,223)	(2,060,638)	316,347
Change in net assets	(19,515,885)	17,793,798	(2,457,300)	11,615
NET ASSETS:
Beginning of period	$166,730,547	$148,936,749	$6,953,725	$6,942,110
End of period	$147,214,662	$166,730,547	$4,496,425	$6,953,725
Accumulated undistributed net investment income (loss) included in end of period net assets	$149,194	$50,990	$77,353	$81,190
SHARE TRANSACTIONS:
Beginning of period	2,000,000	2,400,000	75,000	75,000
Issued	—	2,700,000	—	75,000
Issued in-kind	325,000	100,000	—	100,000
Redeemed	—	—	(25,000)	(50,000)
Redemption in-kind	(550,000)	(3,200,000)	—	(125,000)
Shares outstanding, end of period	1,775,000	2,000,000	50,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 333

	Ultra Utilities		UltraPro Nasdaq Biotechnology		UltraPro Financial Select Sector
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	June 22, 2015* through November 30, 2015 (Unaudited)		Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$214,944	$655,050	$(103,017)		$23,539	$51,602
Net realized gain (loss)	(216,780)	2,017,188	(20,220,648)		3,874,508	5,923,477
Change in net unrealized appreciation/depreciation	(2,755,413)	(3,194,584)	5,419,387		(3,970,968)	(1,294,219)
Change in Net Assets Resulting from Operations	(2,757,249)	(522,346)	(14,904,278)		(72,921)	4,680,860
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(248,174)	(689,401)	—		(11,412)	(59,797)
Net realized gains on investments	—	—	—		—	—
Tax return of capital	—	—	—		—	—
Total distributions	(248,174)	(689,401)	—		(11,412)	(59,797)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,411,635	36,317,865	68,335,151		13,229,676	7,395,782
Cost of shares redeemed	(17,004,238)	(34,610,908)	(2,252,889)		(13,426,890)	(28,121,676)
Change in net assets resulting from capital transactions	(14,592,603)	1,706,957	66,082,262		(197,214)	(20,725,894)
Change in net assets	(17,598,026)	495,210	51,177,984		(281,547)	(16,104,831)
NET ASSETS:
Beginning of period	$33,080,587	$32,585,377	$—		$13,030,396	$29,135,227
End of period	$15,482,561	$33,080,587	$51,177,984		$12,748,849	$13,030,396
Accumulated undistributed net investment income (loss) included in end of period net assets	$94,147	$127,377	$(103,017)		$27,177	$15,050
SHARE TRANSACTIONS:
Beginning of period	350,000	375,000	—	(d)	150,002	450,002
Issued	—	150,000	310,000	(d)	150,000	100,000
Issued in-kind	25,000	200,000	630,000	(d)	—	—
Redeemed	(25,000)	—	(85	)(d)	—	—
Redemption in-kind	(175,000)	(375,000)	(40,000	)(d)	(150,000)	(400,000)
Shares outstanding, end of period	175,000	350,000	899,915	(d)	150,002	150,002

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

334 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI EAFE		Ultra MSCI Emerging Markets		Ultra FTSE Europe
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,692)	$(276,412)	$(106,540)	$(375,523)	$(150,302)	$(248,598)
Net realized gain (loss)	(4,703,575)	(2,377,123)	(6,985,864)	(318,089)	(770,879)	(1,792,303)
Change in net unrealized appreciation/depreciation	1,846,662	(11,059,078)	(5,415,336)	(3,333,521)	(5,259,499)	(105,190)
Change in Net Assets Resulting from Operations	(2,938,605)	(13,712,613)	(12,507,740)	(4,027,133)	(6,180,680)	(2,146,091)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	48,688,713	221,957,983	2,567,736	35,055,419	—	99,914,497
Cost of shares redeemed	(27,331,452)	(238,823,149)	(20,256,516)	(26,343,564)	(12,249,647)	(83,164,282)
Change in net assets resulting from capital transactions	21,357,261	(16,865,166)	(17,688,780)	8,711,855	(12,249,647)	16,750,215
Change in net assets	18,418,656	(30,577,779)	(30,196,520)	4,684,722	(18,430,327)	14,604,124
NET ASSETS:
Beginning of period	$16,915,001	$47,492,780	$47,259,386	$42,574,664	$42,639,032	$28,034,908
End of period	$35,333,657	$16,915,001	$17,062,866	$47,259,386	$24,208,705	$42,639,032
Accumulated undistributed net investment income (loss) included in end of period net assets	$(469,988)	$(388,296)	$(630,387)	$(523,847)	$(502,715)	$(352,413)
SHARE TRANSACTIONS:
Beginning of period	150,000	400,000	650,000	550,000	850,000	500,000
Issued	475,000	2,100,000	50,000	450,000	—	2,000,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(250,000)	(2,350,000)	(350,000)	(350,000)	(275,000)	(1,650,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	375,000	150,000	350,000	650,000	575,000	850,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 335

	Ultra MSCI Pacific ex-Japan		Ultra MSCI Brazil Capped				Ultra FTSE China 50
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,665)	$(19,362)	$(22,714)		$(76,577)		$(176,230)	$(515,917)
Net realized gain (loss)	(138,546)	484,445	(8,318,647)		(594,779)		(4,426,211)	2,655,846
Change in net unrealized appreciation/depreciation	(292,019)	(713,100)	4,380,558		(7,451,793)		(26,637,181)	25,646,738
Change in Net Assets Resulting from Operations	(438,230)	(248,017)	(3,960,803)		(8,123,149)		(31,239,622)	27,786,667
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,503,428	—	—		15,729,341		4,749,482	63,402,665
Cost of shares redeemed	(3,623,850)	—	(3,461)		(7,281,460)		(22,663,658)	(59,123,101)
Change in net assets resulting from capital transactions	(120,422)	—	(3,461)		8,447,881		(17,914,176)	4,279,564
Change in net assets	(558,652)	(248,017)	(3,964,264)		324,732		(49,153,798)	32,066,231
NET ASSETS:
Beginning of period	$1,961,372	$2,209,389	$7,429,657		$7,104,925		$74,026,458	$41,960,227
End of period	$1,402,720	$1,961,372	$3,465,393		$7,429,657		$24,872,660	$74,026,458
Accumulated undistributed net investment income (loss) included in end of period net assets	$(35,509)	$(27,844)	$(124,160)		$(101,446)		$(835,704)	$(659,474)
SHARE TRANSACTIONS:
Beginning of period	50,000	50,000	116,649	(c)	49,983	(c)	800,000	800,000
Issued	100,000	—	—	(c)	150,000	(c)	50,000	850,000
Issued in-kind	—	—	—	(c)	—	(c)	—	—
Redeemed	(100,000)	—	(92	)(c)	(83,334	)(c)	(375,000)	(850,000)
Redemption in-kind	—	—	—	(c)	—	(c)	—	—
Shares outstanding, end of period	50,000	50,000	116,557	(c)	116,649	(c)	475,000	800,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

336 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Japan		Ultra MSCI Mexico Capped IMI		Ultra 7-10 Year Treasury
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(96,158)	$(237,357)	$(18,863)	$(53,906)	$131,145	$2,452,382
Net realized gain (loss)	6,470,257	(1,282,820)	(776,508)	122,662	(1,188,902)	(50,845,830)
Change in net unrealized appreciation/depreciation	(9,071,181)	7,268,377	(27,285)	(1,513,241)	(869,131)	(20,748,978)
Change in Net Assets Resulting from Operations	(2,697,082)	5,748,200	(822,656)	(1,444,485)	(1,926,888)	(69,142,426)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(112,335)	(3,709,281)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(112,335)	(3,709,281)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,282,635	21,384,488	—	—	101,991,903	1,704,019,919
Cost of shares redeemed	(18,334,906)	(30,014,867)	—	—	(108,764,823)	(3,500,100,203)
Change in net assets resulting from capital transactions	(7,052,271)	(8,630,379)	—	—	(6,772,920)	(1,796,080,284)
Change in net assets	(9,749,353)	(2,882,179)	(822,656)	(1,444,485)	(8,812,143)	(1,868,931,991)
NET ASSETS:
Beginning of period	$25,606,859	$28,489,038	$4,863,799	$6,308,284	$62,710,440	$1,931,642,431
End of period	$15,857,506	$25,606,859	$4,041,143	$4,863,799	$53,898,297	$62,710,440
Accumulated undistributed net investment income (loss) included in end of period net assets	$(439,738)	$(343,580)	$(93,828)	$(74,965)	$55,039	$36,229
SHARE TRANSACTIONS:
Beginning of period	250,000	350,000	150,000	150,000	1,100,000	35,550,000
Issued	125,000	250,000	—	—	1,800,000	22,250,000
Issued in-kind	—	—	—	—	—	8,500,000
Redeemed	(200,000)	(350,000)	—	—	(1,500,000)	(35,400,000)
Redemption in-kind	—	—	—	—	(450,000)	(29,800,000)
Shares outstanding, end of period	175,000	250,000	150,000	150,000	950,000	1,100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 337

	Ultra 20+ Year Treasury		Ultra High Yield		Ultra Investment Grade Corporate
	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$390,459	$681,968	$40,533	$42,864	$21,942	$19,880
Net realized gain (loss)	1,233,418	292,640	(23,876)	435,491	111,203	81,816
Change in net unrealized appreciation/depreciation	(3,616,452)	2,322,534	(385,800)	(562,782)	(169,727)	(17,866)
Change in Net Assets Resulting from Operations	(1,992,575)	3,297,142	(369,143)	(84,427)	(36,582)	83,830
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(445,152)	(558,040)	(41,316)	(28,586)	(21,521)	(13,029)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(445,152)	(558,040)	(41,316)	(28,586)	(21,521)	(13,029)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,728,267	58,915,956	—	11,958,558	—	2,915,035
Cost of shares redeemed	(14,764,803)	(32,907,165)	—	(11,863,700)	—	(2,915,818)
Change in net assets resulting from capital transactions	(7,036,536)	26,008,791	—	94,858	—	(783)
Change in net assets	(9,474,263)	28,747,893	(410,459)	(18,155)	(58,103)	70,018
NET ASSETS:
Beginning of period	$57,991,035	$29,243,142	$2,999,979	$3,018,134	$2,995,155	$2,925,137
End of period	$48,516,772	$57,991,035	$2,589,520	$2,999,979	$2,937,052	$2,995,155
Accumulated undistributed net investment income (loss) included in end of period net assets	$140,808	$195,501	$12,061	$12,844	$6,333	$5,912
SHARE TRANSACTIONS:
Beginning of period	750,000	450,000	50,000	50,000	50,000	50,000
Issued	100,000	700,000	—	200,000	—	50,000
Issued in-kind	—	50,000	—	—	—	—
Redeemed	(100,000)	(350,000)	—	(150,000)	—	—
Redemption in-kind	(100,000)	(100,000)	—	(50,000)	—	(50,000)
Shares outstanding, end of period	650,000	750,000	50,000	50,000	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

338 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 339

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2015 (Unaudited)	$40.45	$0.25	$(1.44)	$—	$(1.19)	$(0.17)	$—	$—	$(0.17)	$39.09	(2.91)%	(2.71)%
October 8, 2014* through May 31, 2015	40.00	0.21	0.44	—	0.65	(0.20)	—	—	(0.20)	40.45	1.62	1.66
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2015 (Unaudited)	44.05	0.64	(5.96)	—	(5.32)	(0.64)	—	(0.31)	(0.95)	37.78	(12.17)	(12.52)
Year ended May 31, 2015	43.04	0.87	1.08 (i)	—	1.95	(0.94)	—	—	(0.94)	44.05	4.56	4.94
March 25, 2014* through May 31, 2014	40.00	0.20	2.84	—	3.04	—	—	—	—	43.04	7.59	7.70
Global Listed Private Equity ETF
Six Months ended November 30, 2015 (Unaudited)	42.13	1.30	(1.12)	—	0.18	(1.26)	—	—	(1.26)	41.05	0.52	0.46
Year ended May 31, 2015	44.25	1.59	(1.36)	—	0.23	(2.35)	—	—	(2.35)	42.13	0.79	0.60
Year ended May 31, 2014	40.82	1.59	6.27	—	7.86	(4.43)	—	—	(4.43)	44.25	20.03	20.20
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—	0.82	—	—	—	—	40.82	2.05	1.90

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2015 (Unaudited)	0.68%	0.15%	0.76%	1.29%	$26,975	34%
October 8, 2014* through May 31, 2015	1.18	0.16	(0.21)	0.82	23,458	34
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2015 (Unaudited)	1.38	0.45	2.24	3.17	18,888	8
Year ended May 31, 2015	1.21	0.45	1.22	1.98	27,529	11
March 25, 2014* through May 31, 2014	5.91	0.45	(2.81)	2.64	4,304	—
Global Listed Private Equity ETF
Six Months ended November 30, 2015 (Unaudited)	1.71	0.60	5.30	6.40	12,316	11
Year ended May 31, 2015	1.93	0.60	2.53	3.86	14,746	18
Year ended May 31, 2014	2.94	0.60	1.36	3.69	6,638	19
February 26, 2013* through May 31, 2013	4.47	0.60	0.43	4.30	6,123	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

340 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Large Cap Core Plus
Six Months ended November 30, 2015 (Unaudited)	$50.91	$0.42	$(0.58)	$—		$(0.16)	$(0.36)	$—	$—	$(0.36)	$50.39	(0.28)%	(0.37)%
Year ended May 31, 2015(dd)	46.85	0.76	4.03	—		4.79	(0.73)	—	—	(0.73)	50.91	10.27	10.48
Year ended May 31, 2014(dd)	38.48	0.66	8.33	—		8.99	(0.62)	—	—	(0.62)	46.85	23.59	23.42
Year ended May 31, 2013(dd)	29.73	0.45	8.51	—		8.96	(0.21)	—	—	(0.21)	38.48	30.22	30.25
Year ended May 31, 2012(dd)	31.07	0.31	(1.40)	—	(h)	(1.09)	(0.25)	—	—	(0.25)	29.73	(3.51)	(3.06)
Year ended May 31, 2011(dd)	24.90	0.28	6.09	—	(h)	6.37	(0.20)	—	—	(0.20)	31.07	25.73	24.62
S&P 500 Dividend Aristocrats ETF
Six Months ended November 30, 2015 (Unaudited)	50.38	0.54	(0.39)	—		0.15	(0.51)	—	—	(0.51)	50.02	0.33	0.39
Year ended May 31, 2015	45.59	1.03	4.58	—		5.61	(0.82)	—	—	(0.82)	50.38	12.39	12.29
October 9, 2013* through May 31, 2014	40.00	0.58	5.32	—		5.90	(0.31)	—	—	(0.31)	45.59	14.79	14.85
S&P MidCap 400 Dividend Aristocrats ETF
Six Months ended November 30, 2015 (Unaudited)	40.32	0.40	0.36	—		0.76	(0.32)	—	—	(0.32)	40.76	1.93	1.07
February 3, 2015* through May 31, 2015	40.00	0.24	0.18	—		0.42	(0.10)	—	—	(0.10)	40.32	1.07	1.99

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Six Months ended November 30, 2015 (Unaudited)	0.97%	0.45%	1.19%	1.71%	$408,173	27%
Year ended May 31, 2015(dd)	0.97	0.45	1.01	1.53	488,727	49
Year ended May 31, 2014(dd)	1.01	0.45	1.00	1.56	299,853	67
Year ended May 31, 2013(dd)	1.09	0.75	1.00	1.33	138,523	75
Year ended May 31, 2012(dd)	1.09	0.95	0.92	1.06	77,294	73
Year ended May 31, 2011(dd)	1.16	0.95	0.79	1.01	114,977	86
S&P 500 Dividend Aristocrats ETF
Six Months ended November 30, 2015 (Unaudited)	0.55	0.35	1.99	2.19	975,423	11
Year ended May 31, 2015	0.58	0.35	1.87	2.10	743,101	18
October 9, 2013* through May 31, 2014	0.70	0.35	1.69	2.04	184,624	7
S&P MidCap 400 Dividend Aristocrats ETF
Six Months ended November 30, 2015 (Unaudited)	1.29	0.40	1.15	2.04	13,248	24
February 3, 2015* through May 31, 2015	2.88	0.40	(0.65)	1.83	7,056	7

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 341

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2015 (Unaudited)	$39.43	$0.50	$2.26	$—	$2.76	$(0.34)	$—	$—	$(0.34)	$41.85	7.06%	6.73%
February 3, 2015* through May 31, 2015	40.00	0.24	(0.67)	—	(0.43)	(0.14)	—	—	(0.14)	39.43	(1.09)	(0.74)
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2015 (Unaudited)	39.36	0.31	(2.53)	—	(2.22)	(0.46)	—	—	(0.46)	36.68	(5.63)	(6.02)
August 19, 2014* through May 31, 2015	40.00	1.02	(1.35)	—	(0.33)	(0.31)	—	—	(0.31)	39.36	(0.79)	0.06
MSCI Europe Dividend Growers ETF
September 9, 2015* through November 30, 2015 (Unaudited)	40.00	0.11	(0.06)	—	0.05	—	—	—	—	40.05	0.17	1.15
S&P 500® Ex-Energy ETF
September 22, 2015* through November 30, 2015 (Unaudited)	40.00	0.15	2.78	—	2.93	—	—	—	—	42.93	7.32	7.70
S&P 500® Ex-Financials ETF
September 22, 2015* through November 30, 2015 (Unaudited)	40.00	0.02	2.88	—	2.90	—	—	—	—	42.90	7.26	7.90

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2015 (Unaudited)	1.28%	0.40%	1.64%	2.52%	$9,416	19%
February 3, 2015* through May 31, 2015	3.14	0.40	(0.83)	1.90	4,929	7
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2015 (Unaudited)	1.38	0.50	0.80	1.67	16,505	24
August 19, 2014* through May 31, 2015	2.01	0.50	1.89	3.40	11,808	24
MSCI Europe Dividend Growers ETF
September 9, 2015* through November 30, 2015 (Unaudited)	2.28	0.55	(0.46)	1.27	4,005	13
S&P 500® Ex-Energy ETF
September 22, 2015* through November 30, 2015 (Unaudited)	0.28	0.28	1.93	1.93	4,293	—
S&P 500® Ex-Financials ETF
September 22, 2015* through November 30, 2015 (Unaudited)	0.28	0.28	2.07	2.07	4,290	1

*  Commencement of investment operations.

See accompanying notes to the financial statements.

342 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Health Care ETF
September 22, 2015* through November 30, 2015 (Unaudited)	$40.00	$0.17	$3.18	$—	$3.35	$—	$—	$—	$—	$43.35	8.38%	8.69%
S&P 500® Ex-Technology ETF
September 22, 2015* through November 30, 2015 (Unaudited)	40.00	0.15	2.49	—	2.64	—	—	—	—	42.64	6.59	7.35
Hedged FTSE Europe ETF
June 23, 2015* through November 30, 2015 (Unaudited)	40.00	0.27	(1.49)	0.02	(1.20)	(0.08)	—	—	(0.08)	38.72	(2.95)	(2.73)
Hedged FTSE Japan ETF
June 23, 2015* through November 30, 2015 (Unaudited)	40.00	0.30	(2.62)	—	(2.32)	(0.01)	—	—	(0.01)	37.67	(5.80)	(5.51)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2015 (Unaudited)	73.42	2.02	(8.14)	0.03	(6.09)	(2.07)	—	—	(2.07)	65.26	(8.38)	(9.23)
Year ended May 31, 2015	79.52	3.97	(6.10)	0.10	(2.03)	(4.07)	—	—	(4.07)	73.42	(2.58)	(2.48)
Year ended May 31, 2014	79.27	4.15	(0.75)	0.56	3.96	(3.71)	—	—	(3.71)	79.52	5.15	3.98
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)	—	(0.73)	—	—	—	—	79.27	(0.91)	0.56

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Health Care ETF
September 22, 2015* through November 30, 2015 (Unaudited)	0.28%	0.28%	2.16%	2.16%	$4,335	1%
S&P 500® Ex-Technology ETF
September 22, 2015* through November 30, 2015 (Unaudited)	0.28	0.28	1.94	1.94	4,264	1
Hedged FTSE Europe ETF
June 23, 2015* through November 30, 2015 (Unaudited)	0.32	0.32	1.67	1.67	24,202	5
Hedged FTSE Japan ETF
June 23, 2015* through November 30, 2015 (Unaudited)	0.27	0.27	1.87	1.87	28,253	7
High Yield-Interest Rate Hedged
Six Months ended November 30, 2015 (Unaudited)	0.83	0.50	5.51	5.84	104,423	29
Year ended May 31, 2015	0.81	0.50	4.92	5.24	128,488	82
Year ended May 31, 2014	0.98	0.50	4.75	5.23	147,103	36
May 21, 2013* through May 31, 2013	5.89	0.50	(0.95)	4.44	23,780	—	(j)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 343

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2015 (Unaudited)	$76.61	$1.36	$(2.43)	$0.04	$(1.03)	$(1.41)	$—	$—	$(1.41)	$74.17	(1.31)%	(1.42)%
Year ended May 31, 2015	81.19	2.73	(4.87)	0.25	(1.89)	(2.69)	—	—	(2.69)	76.61	(2.38)	(2.74)
November 5, 2013* through May 31, 2014	80.00	1.68	0.57	0.33	2.58	(1.39)	—	—	(1.39)	81.19	3.24	4.04
USD Covered Bond
Six Months ended November 30, 2015 (Unaudited)	101.76	0.64	(0.88)	—	(0.24)	(0.62)	—	—	(0.62)	100.90	(0.24)	(0.62)
Year ended May 31, 2015	101.74	1.04	0.01	0.03	1.08	(1.06)	—	—	(1.06)	101.76	1.06	(0.10)
Year ended May 31, 2014	101.70	0.93	0.05	—	0.98	(0.94)	—	—	(0.94)	101.74	0.97	1.03
Year ended May 31, 2013	100.17	0.96	1.53	—	2.49	(0.96)	—	—	(0.96)	101.70	2.49	1.46
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—	0.17	—	—	—	—	100.17	0.17	0.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2015 (Unaudited)	0.59%	0.30%	3.35%	3.64%	$144,639	22%
Year ended May 31, 2015	0.63	0.30	3.16	3.48	157,049	43
November 5, 2013* through May 31, 2014	0.89	0.30	3.07	3.66	81,188	17
USD Covered Bond
Six Months ended November 30, 2015 (Unaudited)	2.60	0.35	(0.99)	1.26	6,558	60
Year ended May 31, 2015	2.53	0.35	(1.15)	1.03	6,615	153
Year ended May 31, 2014	2.57	0.35	(1.29)	0.92	6,613	83
Year ended May 31, 2013	1.01	0.35	0.29	0.95	6,611	24
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

344 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2015 (Unaudited)	$35.89	$0.05	$(1.18)	$—	$(1.13)	$—	$—	$—	$—	$34.76	(3.16)%	(1.80)%
Year ended May 31, 2015	43.18	0.16	(7.24)	—	(7.08)	(0.21)	—	—	(0.21)	35.89	(16.47)	(17.26)
Year ended May 31, 2014	41.15	0.26	2.48	—	2.74	(0.71)	—	—	(0.71)	43.18	6.72	5.98
Year ended May 31, 2013	39.55	0.37	1.79	—	2.16	(0.56)	—	—	(0.56)	41.15	5.47	4.99
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16	(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2015 (Unaudited)	76.69	1.94	1.16	—	3.10	(1.99)	—	—	(1.99)	77.80	4.14	4.21
Year ended May 31, 2015	81.65	3.69	(5.00)	—	(1.31)	(3.65)	—	—	(3.65)	76.69	(1.59)	(0.71)
November 19, 2013* through May 31, 2014	80.00	1.63	1.11	0.28	3.02	(1.37)	—	—	(1.37)	81.65	3.83	2.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2015 (Unaudited)	4.94%	0.45%	(4.20)%	0.29%	$3,476	23%
Year ended May 31, 2015	3.49	0.45	(2.64)	0.41	3,589	45
Year ended May 31, 2014	4.10	0.45	(3.03)	0.61	4,318	120
Year ended May 31, 2013	2.89	0.45	(1.54)	0.90	4,115	82
January 24, 2012* through May 31, 2012	3.87	0.45	(2.50)	0.92	3,955	22
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2015 (Unaudited)	2.40	0.50	3.15	5.06	7,780	19
Year ended May 31, 2015	1.77	0.50	3.45	4.71	7,669	106
November 19, 2013* through May 31, 2014	1.77	0.50	2.58	3.85	12,248	11

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 345

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Hedge Replication ETF
Six Months ended November 30, 2015 (Unaudited)	$43.34	$(0.13)	$(0.70)	$—	$(0.83)	$—	$—	$—	$—	$42.51	(1.92)%	(1.98)%
Year ended May 31, 2015	41.96	(0.27)	1.65	—	1.38	—	—	—	—	43.34	3.28	3.34
Year ended May 31, 2014	40.55	(0.26)	1.66	0.01	1.41	—	—	—	—	41.96	3.49	3.22
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)	—	—	(0.05)	40.55	6.53	6.67
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01	(1.89)	—	—	—	—	38.11	(4.71)	(4.60)
Merger ETF
Six Months ended November 30, 2015 (Unaudited)	36.61	0.03	(0.81)	—	(0.78)	(0.02)	—	—	(0.02)	35.81	(2.15)	(2.94)
Year ended May 31, 2015	37.07	0.25	(0.49)	—	(0.24)	(0.22)	—	—	(0.22)	36.61	(0.63)	0.42
Year ended May 31, 2014	38.46	0.34	(0.77)	—	(0.43)	(0.96)	—	—	(0.96)	37.07	(1.16)	(1.30)
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—	(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Hedge Replication ETF
Six Months ended November 30, 2015 (Unaudited)	2.00%	0.95%	(1.68)%	(0.63)%	$40,381	57%
Year ended May 31, 2015	2.06	0.95	(1.74)	(0.63)	40,086	164
Year ended May 31, 2014	1.68	0.95	(1.36)	(0.63)	31,471	193
Year ended May 31, 2013	1.63	0.95	(1.06)	(0.38)	54,740	81
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158
Merger ETF
Six Months ended November 30, 2015 (Unaudited)	3.39	0.75	(2.45)	0.18	7,162	196
Year ended May 31, 2015	4.94	0.75	(3.50)	0.69	6,406	332
Year ended May 31, 2014	4.52	0.75	(2.85)	0.91	3,707	299
December 11, 2012* through May 31, 2013	4.26	0.75	(1.71)	1.81	5,769	274

*  Commencement of investment operations.

See accompanying notes to the financial statements.

346 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
RAFI® Long/Short
Six Months ended November 30, 2015 (Unaudited)	$40.99	$0.35	$(1.92)	$—	$(1.57)	$(0.28)	$—	$—	$(0.28)	$39.14	(3.84)%	(3.77)%
Year ended May 31, 2015	42.79	0.55	(1.77)	—	(1.22)	(0.58)	—	—	(0.58)	40.99	(2.86)	(3.19)
Year ended May 31, 2014	42.00	0.46	0.86	—	1.32	(0.53)	—	—	(0.53)	42.79	3.17	3.25
Year ended May 31, 2013	36.02	0.43	5.97	—	6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01	(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)
December 2, 2010* through May 31, 2011	40.00	0.13	1.34 (i)	0.02	1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57
30 Year TIPS/TSY Spread
Six Months ended November 30, 2015 (Unaudited)	30.95	0.32	(1.92)	0.01	(1.59)	(0.29)	—	—	(0.29)	29.07	(5.08)	(6.18)
Year ended May 31, 2015	35.81	0.13	(4.55)	0.01	(4.41)	(0.41)	—	(0.04)	(0.45)	30.95	(12.49)	(12.52)
Year ended May 31, 2014	37.80	0.44	(2.09)	—	(1.65)	(0.34)	—	—	(0.34)	35.81	(4.40)	(3.01)
Year ended May 31, 2013	38.52	0.41	(0.46)	—	(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
RAFI® Long/Short
Six Months ended November 30, 2015 (Unaudited)	1.27%	0.95%	1.46%	1.78%	$44,035	14%
Year ended May 31, 2015	1.17	0.95	1.09	1.31	50,218	65
Year ended May 31, 2014	1.18	0.95	0.85	1.08	57,764	62
Year ended May 31, 2013	1.68	0.95	0.39	1.11	29,400	69
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56
December 2, 2010* through May 31, 2011	2.00	0.95	(0.41)	0.65	18,633	45
30 Year TIPS/TSY Spread
Six Months ended November 30, 2015 (Unaudited)	4.60	0.75	(1.73)	2.12	2,907	—
Year ended May 31, 2015	3.68	0.75	(2.52)	0.41	3,869	110
Year ended May 31, 2014	4.34	0.75	(2.39)	1.20	3,581	102
Year ended May 31, 2013	2.54	0.75	(0.75)	1.04	3,780	104
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 347

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
CDS North American HY Credit ETF
Six Months ended November 30, 2015 (Unaudited)	$40.43	$(0.09)	$(0.18)	$0.01	$(0.26)	$(1.03)	$—	$—	$(1.03)	$39.14	(0.57)%	(0.49)%
August 5, 2014* through May 31, 2015	40.00	(0.16)	1.58	0.01	1.43	(1.00)	—	—	(1.00)	40.43	3.59	3.37
CDS Short North American HY Credit ETF
Six Months ended November 30, 2015 (Unaudited)	38.22	(0.09)	0.04	—	(0.05)	—	—	—	—	38.17	(0.16)	1.33
August 5, 2014* through May 31, 2015	40.00	(0.15)	(1.65)	0.02	(1.78)	—	—	—	—	38.22	(4.42)	(4.78)
Short S&P500®
Six Months ended November 30, 2015 (Unaudited)	20.94	(0.09)	(0.24)	—	(0.33)	—	—	—	—	20.61	(1.58)	(1.62)
Year ended May 31, 2015	23.87	(0.19)	(2.74)	—	(2.93)	—	—	—	—	20.94	(12.28)	(12.32)
Year ended May 31, 2014	29.26	(0.23)	(5.16)	—	(5.39)	—	—	—	—	23.87	(18.43)	(18.45)
Year ended May 31, 2013	38.09	(0.27)	(8.56)	—	(8.83)	—	—	—	—	29.26	(23.19)	(23.20)
Year ended May 31, 2012	40.35	(0.35)	(1.92)	0.01	(2.26)	—	—	—	—	38.09	(5.60)	(5.57)
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01	(12.03)	—	—	—	—	40.35	(22.98)	(22.90)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
CDS North American HY Credit ETF
Six Months ended November 30, 2015 (Unaudited)	2.10%	0.50%	(2.07)%	(0.47)%	$5,872	—%
August 5, 2014* through May 31, 2015	1.69	0.50	(1.69)	(0.50)	6,064	—
CDS Short North American HY Credit ETF
Six Months ended November 30, 2015 (Unaudited)	1.67	0.50	(1.64)	(0.47)	7,634	—
August 5, 2014* through May 31, 2015	1.45	0.50	(1.42)	(0.47)	7,644	—
Short S&P500®
Six Months ended November 30, 2015 (Unaudited)	0.90	0.90	(0.86)	(0.86)	1,731,544	—
Year ended May 31, 2015	0.90	0.90	(0.86)	(0.86)	1,539,390	—
Year ended May 31, 2014	0.89	0.89	(0.87)	(0.87)	1,655,817	—
Year ended May 31, 2013	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Year ended May 31, 2012	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Year ended May 31, 2011	0.90	0.90	(0.78)	(0.78)	1,501,141	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

348 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short QQQ®
Six Months ended November 30, 2015 (Unaudited)	$55.03	$(0.25)	$(3.15)	$—	$(3.40)	$—	$—	$—	$—	$51.63	(6.20)%	(6.20)%
Year ended May 31, 2015(aa)	68.90	(0.56)	(13.31)	—	(13.87)	—	—	—	—	55.03	(20.12)	(20.15)
Year ended May 31, 2014(aa)	89.76	(0.72)	(20.14)	—	(20.86)	—	—	—	—	68.90	(23.24)	(23.19)
Year ended May 31, 2013(aa)	110.94	(0.86)	(20.32)	—	(21.18)	—	—	—	—	89.76	(19.09)	(19.16)
Year ended May 31, 2012(aa)	127.65	(1.12)	(15.63)	0.04	(16.71)	—	—	—	—	110.94	(13.09)	(13.06)
Year ended May 31, 2011(aa)	171.21	(1.22)	(42.38)	0.04	(43.56)	—	—	—	—	127.65	(25.46)	(25.47)
Short Dow30SM
Six Months ended November 30, 2015 (Unaudited)	22.61	(0.10)	(0.20)	—	(0.30)	—	—	—	—	22.31	(1.34)	(1.37)
Year ended May 31, 2015	25.42	(0.22)	(2.59)	—	(2.81)	—	—	—	—	22.61	(11.08)	(11.13)
Year ended May 31, 2014	29.31	(0.25)	(3.64)	—	(3.89)	—	—	—	—	25.42	(13.25)	(13.21)
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—	(8.18)	—	—	—	—	29.31	(21.83)	(21.85)
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01	(2.56)	—	—	—	—	37.49	(6.39)	(6.42)
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01	(12.34)	—	—	—	—	40.05	(23.57)	(23.59)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short QQQ®
Six Months ended November 30, 2015 (Unaudited)	1.04%	0.95%	(0.99)%	(0.90)%	$261,355	—%
Year ended May 31, 2015(aa)	1.06	0.95	(1.02)	(0.92)	182,293	—
Year ended May 31, 2014(aa)	1.05	0.95	(1.03)	(0.93)	222,194	—
Year ended May 31, 2013(aa)	1.04	0.95	(0.95)	(0.86)	193,538	—
Year ended May 31, 2012(aa)	1.04	0.95	(1.01)	(0.92)	249,613	—
Year ended May 31, 2011(aa)	1.06	0.95	(0.95)	(0.84)	234,548	—
Short Dow30SM
Six Months ended November 30, 2015 (Unaudited)	0.97	0.95	(0.92)	(0.90)	347,972	—
Year ended May 31, 2015	1.00	0.95	(0.95)	(0.91)	253,213	—
Year ended May 31, 2014	0.98	0.95	(0.95)	(0.92)	286,026	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	276,981	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.91)	284,002	—
Year ended May 31, 2011	0.99	0.95	(0.87)	(0.83)	231,291	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 349

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MidCap400
Six Months ended November 30, 2015 (Unaudited)	$15.39	$(0.07)	$0.31	$—		$0.24	$—	$—	$—	$—	$15.63	1.56%	1.36%
Year ended May 31, 2015	17.70	(0.16)	(2.15)	—		(2.31)	—	—	—	—	15.39	(13.05)	(12.89)
Year ended May 31, 2014	21.46	(0.18)	(3.58)	—		(3.76)	—	—	—	—	17.70	(17.50)	(17.49)
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—		(7.28)	—	—	—	—	21.46	(25.34)	(25.40)
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01		(0.86)	—	—	—	—	28.74	(2.92)	(2.97)
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)
Short Russell2000
Six Months ended November 30, 2015 (Unaudited)	58.62	(0.27)	0.82 (i)	—		0.55	—	—	—	—	59.17	0.93	0.90
Year ended May 31, 2015(cc)	67.69	(0.59)	(8.48)	—		(9.07)	—	—	—	—	58.62	(13.40)	(13.31)
Year ended May 31, 2014(cc)	82.09	(0.66)	(13.74)	—		(14.40)	—	—	—	—	67.69	(17.54)	(17.58)
Year ended May 31, 2013(cc)	112.36	(0.84)	(29.43)	—		(30.27)	—	—	—	—	82.09	(26.94)	(27.02)
Year ended May 31, 2012(cc)	116.07	(1.10)	(2.64)	0.03		(3.71)	—	—	—	—	112.36	(3.20)	(3.10)
Year ended May 31, 2011(cc)	161.10	(1.16)	(43.90)	0.03		(45.03)	—	—	—	—	116.07	(27.95)	(27.88)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MidCap400
Six Months ended November 30, 2015 (Unaudited)	1.33%	0.95%	(1.29)%	(0.91)%	$19,928	—%
Year ended May 31, 2015	1.08	0.95	(1.06)	(0.93)	22,699	—
Year ended May 31, 2014	1.13	0.95	(1.11)	(0.94)	107,529	—
Year ended May 31, 2013	1.24	0.95	(1.16)	(0.86)	33,792	—
Year ended May 31, 2012	1.11	0.95	(1.08)	(0.92)	34,483	—
Year ended May 31, 2011	1.25	0.95	(1.12)	(0.83)	24,422	—
Short Russell2000
Six Months ended November 30, 2015 (Unaudited)	1.03	0.95	(0.98)	(0.90)	397,410	—
Year ended May 31, 2015(cc)	1.02	0.95	(1.00)	(0.92)	399,734	—
Year ended May 31, 2014(cc)	1.02	0.95	(0.99)	(0.92)	699,357	—
Year ended May 31, 2013(cc)	1.03	0.95	(0.94)	(0.86)	377,110	—
Year ended May 31, 2012(cc)	1.03	0.95	(1.00)	(0.92)	459,285	—
Year ended May 31, 2011(cc)	1.04	0.95	(0.93)	(0.84)	398,266	—

See accompanying notes to the financial statements.

350 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short SmallCap600
Six Months ended November 30, 2015 (Unaudited)	$50.40	$(0.23)	$(0.72)		$—	$(0.95)	$—	$—	$—	$—	$49.45	(1.89)%	(1.10)%
Year ended May 31, 2015	57.57	(0.49)	(6.68)		—	(7.17)	—	—	—	—	50.40	(12.44)	(13.14)
Year ended May 31, 2014(y)	71.31	(0.61)	(13.13)		—	(13.74)	—	—	—	—	57.57	(19.27)	(18.83)
Year ended May 31, 2013(y)	96.62	(0.70)	(24.61)		—	(25.31)	—	—	—	—	71.31	(26.20)	(26.34)
Year ended May 31, 2012(y)	103.39	(0.98)	(5.81	)(i)	0.02	(6.77)	—	—	—	—	96.62	(6.55)	(7.04)
Year ended May 31, 2011(y)	142.16	(1.01)	(37.78)		0.02	(38.77)	—	—	—	—	103.39	(27.27)	(27.04)
UltraShort S&P500®
Six Months ended November 30, 2015 (Unaudited)	20.30	(0.09)	(0.75)		—	(0.84)	—	—	—	—	19.46	(4.13)	(4.24)
Year ended May 31, 2015	26.52	(0.20)	(6.02)		—	(6.22)	—	—	—	—	20.30	(23.44)	(23.58)
Year ended May 31, 2014	40.09	(0.28)	(13.29)		—	(13.57)	—	—	—	—	26.52	(33.84)	(33.69)
Year ended May 31, 2013(v)	68.40	(0.42)	(27.89)		—	(28.31)	—	—	—	—	40.09	(41.39)	(41.46)
Year ended May 31, 2012(v)	80.33	(0.67)	(11.27)		0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)
Year ended May 31, 2011(v)	137.61	(0.82)	(56.47)		0.01	(57.28)	—	—	—	—	80.33	(41.64)	(41.61)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short SmallCap600
Six Months ended November 30, 2015 (Unaudited)	1.49%	0.95%	(1.43)%	(0.90)%	$13,287	—%
Year ended May 31, 2015	1.63	0.95	(1.59)	(0.91)	16,062	—
Year ended May 31, 2014(y)	1.34	0.95	(1.33)	(0.94)	9,710	—
Year ended May 31, 2013(y)	1.16	0.95	(1.10)	(0.90)	147,067	—
Year ended May 31, 2012(y)	1.11	0.95	(1.09)	(0.92)	21,740	—
Year ended May 31, 2011(y)	1.20	0.95	(1.10)	(0.85)	52,342	—
UltraShort S&P500®
Six Months ended November 30, 2015 (Unaudited)	0.90	0.90	(0.84)	(0.84)	1,524,732	—
Year ended May 31, 2015	0.91	0.91	(0.86)	(0.86)	1,376,227	—
Year ended May 31, 2014	0.89	0.89	(0.87)	(0.87)	1,625,831	—
Year ended May 31, 2013(v)	0.90	0.90	(0.82)	(0.82)	1,934,575	—
Year ended May 31, 2012(v)	0.89	0.89	(0.86)	(0.86)	1,940,400	—
Year ended May 31, 2011(v)	0.89	0.89	(0.77)	(0.77)	2,034,927	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 351

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort QQQ®
Six Months ended November 30, 2015 (Unaudited)	$33.64	$(0.15)	$(4.35)	$—	$(4.50)	$—	$—	$—	$—	$29.14	(13.38)%	(13.47)%
Year ended May 31, 2015	53.18	(0.37)	(19.17)	—	(19.54)	—	—	—	—	33.64	(36.75)	(36.82)
Year ended May 31, 2014(y)	91.05	(0.63)	(37.24)	—	(37.87)	—	—	—	—	53.18	(41.59)	(41.51)
Year ended May 31, 2013(y)	141.16	(0.98)	(49.13)	—	(50.11)	—	—	—	—	91.05	(35.50)	(35.48)
Year ended May 31, 2012(y)	195.97	(1.55)	(53.30)	0.04	(54.81)	—	—	—	—	141.16	(27.97)	(28.04)
Year ended May 31, 2011(m)(y)	360.33	(2.15)	(162.24)	0.03	(164.36)	—	—	—	—	195.97	(45.62)	(45.53)
UltraShort Dow30SM
Six Months ended November 30, 2015 (Unaudited)	20.44	(0.10)	(0.63)	—	(0.73)	—	—	—	—	19.71	(3.55)	(3.72)
Year ended May 31, 2015	25.98	(0.21)	(5.33)	—	(5.54)	—	—	—	—	20.44	(21.33)	(21.29)
Year ended May 31, 2014	34.64	(0.28)	(8.38)	—	(8.66)	—	—	—	—	25.98	(25.01)	(25.05)
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)
Year ended May 31, 2012(s)	67.52	(0.58)	(9.86)	0.01	(10.43)	—	—	—	—	57.09	(15.45)	(15.48)
Year ended May 31, 2011(s)	117.00	(0.74)	(48.75)	0.01	(49.48)	—	—	—	—	67.52	(42.29)	(42.19)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort QQQ®
Six Months ended November 30, 2015 (Unaudited)	1.04%	0.95%	(0.99)%	(0.90)%	$353,641	—%
Year ended May 31, 2015	1.04	0.95	(1.00)	(0.90)	337,622	—
Year ended May 31, 2014(y)	1.02	0.95	(0.99)	(0.92)	379,610	—
Year ended May 31, 2013(y)	1.03	0.95	(0.94)	(0.86)	434,951	—
Year ended May 31, 2012(y)	1.02	0.95	(0.98)	(0.91)	557,852	—
Year ended May 31, 2011(m)(y)	1.02	0.95	(0.91)	(0.83)	693,640	—
UltraShort Dow30SM
Six Months ended November 30, 2015 (Unaudited)	1.00	0.95	(0.94)	(0.90)	233,062	—
Year ended May 31, 2015	1.01	0.95	(0.97)	(0.90)	226,294	—
Year ended May 31, 2014	0.99	0.95	(0.96)	(0.93)	243,513	—
Year ended May 31, 2013	0.99	0.95	(0.89)	(0.85)	277,973	—
Year ended May 31, 2012(s)	0.97	0.95	(0.93)	(0.91)	291,073	—
Year ended May 31, 2011(s)	0.97	0.95	(0.85)	(0.83)	339,279	—

See accompanying notes to the financial statements.

352 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Six Months ended November 30, 2015 (Unaudited)	$36.71	$(0.18)	$0.99	$—	$0.81	$—	$—	$—	$—	$37.52	2.21%	2.26%
Year ended May 31, 2015	48.84	(0.40)	(11.73)	—	(12.13)	—	—	—	—	36.71	(24.85)	(24.83)
Year ended May 31, 2014(y)	72.42	(0.55)	(23.03)	—	(23.58)	—	—	—	—	48.84	(32.56)	(32.37)
Year ended May 31, 2013(y)	131.86	(0.88)	(58.56)	—	(59.44)	—	—	—	—	72.42	(45.08)	(45.23)
Year ended May 31, 2012(y)	150.54	(1.39)	(17.32)	0.03	(18.68)	—	—	—	—	131.86	(12.40)	(12.37)
Year ended May 31, 2011(l)(y)	296.88	(1.78)	(144.59)	0.03	(146.34)	—	—	—	—	150.54	(49.31)	(49.30)
UltraShort Russell2000
Six Months ended November 30, 2015 (Unaudited)	35.51	(0.17)	0.40	—	0.23	—	—	—	—	35.74	0.63	0.59
Year ended May 31, 2015	47.93	(0.38)	(12.04)	—	(12.42)	—	—	—	—	35.51	(25.91)	(25.74)
Year ended May 31, 2014(y)	71.75	(0.51)	(23.31)	—	(23.82)	—	—	—	—	47.93	(33.19)	(33.47)
Year ended May 31, 2013(y)	137.00	(0.84)	(64.41)	—	(65.25)	—	—	—	—	71.75	(47.63)	(47.54)
Year ended May 31, 2012(y)	161.63	(1.49)	(23.19)	0.05	(24.63)	—	—	—	—	137.00	(15.24)	(15.12)
Year ended May 31, 2011(l)(y)	326.08	(1.96)	(162.52)	0.03	(164.45)	—	—	—	—	161.63	(50.43)	(50.34)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2015 (Unaudited)	2.09%	0.95%	(2.06)%	(0.92)%	$7,673	—%
Year ended May 31, 2015	1.83	0.95	(1.80)	(0.92)	5,671	—
Year ended May 31, 2014(y)	1.56	0.95	(1.54)	(0.94)	11,209	—
Year ended May 31, 2013(y)	1.19	0.95	(1.10)	(0.86)	16,632	—
Year ended May 31, 2012(y)	1.09	0.95	(1.05)	(0.92)	35,227	—
Year ended May 31, 2011(l)(y)	1.26	0.95	(1.13)	(0.82)	28,926	—
UltraShort Russell2000
Six Months ended November 30, 2015 (Unaudited)	1.06	0.95	(1.00)	(0.89)	168,307	—
Year ended May 31, 2015	1.05	0.95	(1.01)	(0.91)	193,873	—
Year ended May 31, 2014(y)	1.04	0.95	(1.01)	(0.93)	276,053	—
Year ended May 31, 2013(y)	1.05	0.95	(0.95)	(0.85)	350,071	—
Year ended May 31, 2012(y)	1.03	0.95	(1.00)	(0.92)	324,228	—
Year ended May 31, 2011(l)(y)	1.04	0.95	(0.92)	(0.83)	446,163	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 353

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort SmallCap600
Six Months ended November 30, 2015 (Unaudited)	$35.85	$(0.16)	$(1.55)	$—	$(1.71)	$—	$—	$—	$—	$34.14	(4.78)%	(4.03)%
Year ended May 31, 2015	47.35	(0.39)	(11.11)	—	(11.50)	—	—	—	—	35.85	(24.27)	(25.22)
Year ended May 31, 2014(y)	73.84	(0.51)	(25.98)	—	(26.49)	—	—	—	—	47.35	(35.88)	(35.34)
Year ended May 31, 2013(y)	138.09	(0.94)	(63.31)	—	(64.25)	—	—	—	—	73.84	(46.53)	(46.50)
Year ended May 31, 2012(y)	173.89	(1.57)	(34.28)	0.05	(35.80)	—	—	—	—	138.09	(20.59)	(20.89)
Year ended May 31, 2011(l)(y)	342.47	(2.11)	(166.54)	0.07	(168.58)	—	—	—	—	173.89	(49.24)	(49.26)
UltraPro Short S&P500®
Six Months ended November 30, 2015 (Unaudited)	33.36	(0.15)	(2.53)	—	(2.68)	—	—	—	—	30.68	(8.02)	(8.19)
Year ended May 31, 2015	50.65	(0.36)	(16.93)	—	(17.29)	—	—	—	—	33.36	(34.15)	(34.27)
Year ended May 31, 2014(y)	95.74	(0.62)	(44.47)	—	(45.09)	—	—	—	—	50.65	(47.09)	(46.80)
Year ended May 31, 2013(y)	217.81	(1.18)	(120.89)	—	(122.07)	—	—	—	—	95.74	(56.05)	(56.28)
Year ended May 31, 2012(t)(y)	299.22	(2.27)	(79.20)	0.06	(81.41)	—	—	—	—	217.81	(27.20)	(27.19)
Year ended May 31, 2011(t)(y)	692.70	(3.56)	(390.01)	0.09	(393.48)	—	—	—	—	299.22	(56.81)	(56.68)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2015 (Unaudited)	2.90%	0.95%	(2.84)%	(0.89)%	$4,210	—%
Year ended May 31, 2015	2.44	0.95	(2.41)	(0.93)	4,422	—
Year ended May 31, 2014(y)	2.33	0.95	(2.32)	(0.94)	8,206	—
Year ended May 31, 2013(y)	1.64	0.95	(1.56)	(0.86)	7,267	—
Year ended May 31, 2012(y)	1.30	0.95	(1.27)	(0.92)	21,358	—
Year ended May 31, 2011(l)(y)	1.53	0.95	(1.40)	(0.82)	20,374	—
UltraPro Short S&P500®
Six Months ended November 30, 2015 (Unaudited)	0.92	0.92	(0.85)	(0.85)	558,573	—
Year ended May 31, 2015	0.93	0.93	(0.88)	(0.88)	517,208	—
Year ended May 31, 2014(y)	0.92	0.92	(0.89)	(0.89)	600,540	—
Year ended May 31, 2013(y)	0.93	0.93	(0.85)	(0.85)	582,305	—
Year ended May 31, 2012(t)(y)	0.93	0.93	(0.89)	(0.89)	467,180	—
Year ended May 31, 2011(t)(y)	0.95	0.95	(0.82)	(0.82)	308,943	—
See accompanying notes to the financial statements.

354 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short QQQ®
Six Months ended November 30, 2015 (Unaudited)	$23.25	$(0.10)	$(4.92)	$—	$(5.02)	$—	$—	$—	$—	$18.23	(21.63)%	(21.78)%
Year ended May 31, 2015	47.35	(0.29)	(23.81)	—	(24.10)	—	—	—	—	23.25	(50.89)	(50.98)
Year ended May 31, 2014(y)	108.48	(0.62)	(60.51)	—	(61.13)	—	—	—	—	47.35	(56.35)	(56.31)
Year ended May 31, 2013(y)	215.45	(1.26)	(105.71)	—	(106.97)	—	—	—	—	108.48	(49.65)	(49.58)
Year ended May 31, 2012(s)(y)	381.84	(2.41)	(164.06)	0.08	(166.39)	—	—	—	—	215.45	(43.58)	(43.59)
Year ended May 31, 2011(s)(y)	989.08	(4.28)	(603.09)	0.13	(607.24)	—	—	—	—	381.84	(61.39)	(61.47)
UltraPro Short Dow30SM
Six Months ended November 30, 2015 (Unaudited)	18.54	(0.08)	(1.25)	—	(1.33)	—	—	—	—	17.21	(7.16)	(7.24)
Year ended May 31, 2015	27.03	(0.20)	(8.29)	—	(8.49)	—	—	—	—	18.54	(31.42)	(31.53)
Year ended May 31, 2014	42.10	(0.32)	(14.75)	—	(15.07)	—	—	—	—	27.03	(35.79)	(35.63)
Year ended May 31, 2013(v)	90.29	(0.51)	(47.68)	—	(48.19)	—	—	—	—	42.10	(53.37)	(53.48)
Year ended May 31, 2012(v)	123.18	(0.91)	(31.99)	0.01	(32.89)	—	—	—	—	90.29	(26.71)	(26.74)
Year ended May 31, 2011(v)	287.42	(1.45)	(162.81)	0.02	(164.24)	—	—	—	—	123.18	(57.14)	(57.18)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ®
Six Months ended November 30, 2015 (Unaudited)	1.03%	0.95%	(0.98)%	(0.90)%	$423,728	—%
Year ended May 31, 2015	1.05	0.95	(1.02)	(0.91)	345,302	—
Year ended May 31, 2014(y)	1.06	0.95	(1.03)	(0.92)	359,802	—
Year ended May 31, 2013(y)	1.07	0.95	(0.98)	(0.85)	212,880	—
Year ended May 31, 2012(s)(y)	1.08	0.95	(1.03)	(0.90)	131,942	—
Year ended May 31, 2011(s)(y)	1.20	0.95	(1.08)	(0.83)	89,493	—
UltraPro Short Dow30SM
Six Months ended November 30, 2015 (Unaudited)	1.01	0.95	(0.92)	(0.86)	153,179	—
Year ended May 31, 2015	1.04	0.95	(0.98)	(0.90)	142,744	—
Year ended May 31, 2014	1.03	0.95	(1.01)	(0.93)	124,339	—
Year ended May 31, 2013(v)	1.05	0.95	(0.96)	(0.86)	122,079	—
Year ended May 31, 2012(v)	1.06	0.95	(1.02)	(0.91)	71,102	—
Year ended May 31, 2011(v)	1.25	0.95	(1.13)	(0.83)	33,876	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 355

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short MidCap400
Six Months ended November 30, 2015 (Unaudited)	$30.22	$(0.15)	$0.58		$—	$0.43	$—	$—	$—	$—	$30.65	1.42%	0.17%
Year ended May 31, 2015	47.43	(0.36)	(16.85)		—	(17.21)	—	—	—	—	30.22	(36.29)	(36.47)
Year ended May 31, 2014(y)	88.02	(0.57)	(40.02)		—	(40.59)	—	—	—	—	47.43	(46.11)	(45.41)
Year ended May 31, 2013(y)	222.43	(1.29)	(133.12)		—	(134.41)	—	—	—	—	88.02	(60.43)	(60.93)
Year ended May 31, 2012(s)(y)	305.36	(2.60)	(80.43)		0.10	(82.93)	—	—	—	—	222.43	(27.16)	(26.99)
Year ended May 31, 2011(s)(y)	888.36	(4.18)	(578.82)		—	(583.00)	—	—	—	—	305.36	(65.62)	(65.64)
UltraPro Short Russell2000
Six Months ended November 30, 2015 (Unaudited)	25.89	(0.12)	(0.24	)(i)	—	(0.36)	—	—	—	—	25.53	(1.38)	(1.39)
Year ended May 31, 2015	41.95	(0.30)	(15.76)		—	(16.06)	—	—	—	—	25.89	(38.30)	(38.05)
Year ended May 31, 2014(y)	79.51	(0.48)	(37.08)		—	(37.56)	—	—	—	—	41.95	(47.23)	(47.37)
Year ended May 31, 2013(y)	217.23	(1.09)	(136.63)		—	(137.72)	—	—	—	—	79.51	(63.40)	(63.49)
Year ended May 31, 2012(t)(y)	326.55	(2.47)	(106.92)		0.07	(109.32)	—	—	—	—	217.23	(33.48)	(33.33)
Year ended May 31, 2011(t)(y)	1,005.12	(4.22)	(674.43)		0.08	(678.57)	—	—	—	—	326.55	(67.51)	(67.45)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short MidCap400
Six Months ended November 30, 2015 (Unaudited)	2.65%	0.95%	(2.61)%	(0.91)%	$3,638	—%
Year ended May 31, 2015	2.19	0.95	(2.17)	(0.93)	5,097	—
Year ended May 31, 2014(y)	2.27	0.95	(2.26)	(0.94)	8,001	—
Year ended May 31, 2013(y)	2.05	0.95	(1.96)	(0.86)	6,050	—
Year ended May 31, 2012(s)(y)	1.71	0.95	(1.68)	(0.92)	9,729	—
Year ended May 31, 2011(s)(y)	2.41	0.95	(2.28)	(0.82)	9,543	—
UltraPro Short Russell2000
Six Months ended November 30, 2015 (Unaudited)	1.13	0.95	(1.09)	(0.91)	65,221	—
Year ended May 31, 2015	1.12	0.95	(1.08)	(0.91)	76,486	—
Year ended May 31, 2014(y)	1.13	0.95	(1.11)	(0.93)	75,711	—
Year ended May 31, 2013(y)	1.14	0.95	(1.04)	(0.85)	74,936	—
Year ended May 31, 2012(t)(y)	1.11	0.95	(1.07)	(0.91)	71,681	—
Year ended May 31, 2011(t)(y)	1.23	0.95	(1.12)	(0.84)	54,697	—

See accompanying notes to the financial statements.

356 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Basic Materials
Six Months ended November 30, 2015 (Unaudited)	$24.54	$(0.12)	$2.43	$—		$2.31	$—	$—	$—	$—	$26.85	9.43%	10.04%
Year ended May 31, 2015	25.34	(0.23)	(0.57)	—		(0.80)	—	—	—	—	24.54	(3.19)	(3.96)
Year ended May 31, 2014	31.92	(0.28)	(6.30)	—		(6.58)	—	—	—	—	25.34	(20.59)	(18.84)
Year ended May 31, 2013	39.25	(0.30)	(7.03)	—		(7.33)	—	—	—	—	31.92	(18.69)	(19.98)
Year ended May 31, 2012	35.39	(0.35)	4.20 (i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65
Year ended May 31, 2011	53.43	(0.36)	(17.68)	—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)
Short Financials
Six Months ended November 30, 2015 (Unaudited)	17.24	(0.08)	(0.53)	—		(0.61)	—	—	—	—	16.63	(3.53)	(3.83)
Year ended May 31, 2015	19.95	(0.17)	(2.54)	—		(2.71)	—	—	—	—	17.24	(13.60)	(13.76)
Year ended May 31, 2014	23.46	(0.20)	(3.31)	—		(3.51)	—	—	—	—	19.95	(14.94)	(14.69)
Year ended May 31, 2013	33.94	(0.25)	(10.23)	—		(10.48)	—	—	—	—	23.46	(30.88)	(30.98)
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)
Year ended May 31, 2011	41.93	(0.32)	(5.98)	—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Six Months ended November 30, 2015 (Unaudited)	7.26%	0.95%	(7.20)%	(0.89)%	$1,343	—%
Year ended May 31, 2015	8.08	0.95	(8.03)	(0.90)	1,227	—
Year ended May 31, 2014	4.33	0.95	(4.32)	(0.94)	1,267	—
Year ended May 31, 2013	2.05	0.95	(1.97)	(0.86)	4,787	—
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—
Year ended May 31, 2011	2.21	0.95	(2.09)	(0.83)	5,308	—
Short Financials
Six Months ended November 30, 2015 (Unaudited)	1.40	0.95	(1.34)	(0.90)	22,455	—
Year ended May 31, 2015	1.35	0.95	(1.31)	(0.91)	18,102	—
Year ended May 31, 2014	1.21	0.95	(1.18)	(0.92)	22,447	—
Year ended May 31, 2013	1.08	0.95	(0.99)	(0.86)	38,705	—
Year ended May 31, 2012	1.01	0.95	(0.99)	(0.92)	101,818	—
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.84)	93,528	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 357

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Oil & Gas
Six Months ended November 30, 2015 (Unaudited)	$25.62	$(0.13)	$2.58 (i)	$—		$2.45	$—	$—	$—	$—	$28.07	9.57%	9.47%
Year ended May 31, 2015	22.63	(0.23)	3.22	—		2.99	—	—	—	—	25.62	13.19	12.12
Year ended May 31, 2014	28.04	(0.25)	(5.16)	—		(5.41)	—	—	—	—	22.63	(19.30)	(17.88)
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—		(9.15)	—	—	—	—	28.04	(24.59)	(25.48)
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85
Year ended May 31, 2011	54.06	(0.36)	(18.79)	—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)
Short Real Estate
Six Months ended November 30, 2015 (Unaudited)	20.41	(0.09)	(0.68)	—		(0.77)	—	—	—	—	19.64	(3.77)	(3.77)
Year ended May 31, 2015	22.90	(0.19)	(2.30)	—		(2.49)	—	—	—	—	20.41	(10.88)	(10.64)
Year ended May 31, 2014	25.82	(0.24)	(2.68)	—		(2.92)	—	—	—	—	22.90	(11.28)	(11.58)
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—		(5.22)	—	—	—	—	25.82	(16.84)	(16.87)
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Six Months ended November 30, 2015 (Unaudited)	1.89%	0.95%	(1.87)%	(0.93)%	$13,333	—%
Year ended May 31, 2015	4.32	0.95	(4.30)	(0.93)	4,483	—
Year ended May 31, 2014	3.89	0.95	(3.88)	(0.94)	1,697	—
Year ended May 31, 2013	2.59	0.95	(2.50)	(0.86)	4,207	—
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—
Year ended May 31, 2011	1.91	0.95	(1.79)	(0.83)	10,474	—
Short Real Estate
Six Months ended November 30, 2015 (Unaudited)	1.13	0.95	(1.10)	(0.92)	28,478	—
Year ended May 31, 2015	1.23	0.95	(1.21)	(0.93)	55,105	—
Year ended May 31, 2014	1.13	0.95	(1.12)	(0.93)	32,062	—
Year ended May 31, 2013	1.32	0.95	(1.23)	(0.86)	18,071	—
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—
Year ended May 31, 2011	1.33	0.95	(1.21)	(0.83)	10,439	—

See accompanying notes to the financial statements.

358 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short S&P Regional Banking
Six Months ended November 30, 2015 (Unaudited)	$25.15	$(0.11)	$(2.76)	$—	$(2.87)	$—	$—	$—	$—	$22.28	(11.44)%	(12.20)%
Year ended May 31, 2015	30.41	(0.26)	(5.00)	—	(5.26)	—	—	—	—	25.15	(17.28)	(16.22)
Year ended May 31, 2014	37.70	(0.29)	(7.00)	—	(7.29)	—	—	—	—	30.41	(19.33)	(18.02)
Year ended May 31, 2013	47.41	(0.37)	(9.34)	—	(9.71)	—	—	—	—	37.70	(20.50)	(22.89)
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05	(10.54)	—	—	—	—	47.41	(18.18)	(17.37)
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02	(7.60)	—	—	—	—	57.95	(11.61)	(11.31)
UltraShort Basic Materials
Six Months ended November 30, 2015 (Unaudited)	27.25	(0.15)	4.96 (i)	—	4.81	—	—	—	—	32.06	17.66	18.92
Year ended May 31, 2015	29.45	(0.26)	(1.94)	—	(2.20)	—	—	—	—	27.25	(7.49)	(8.56)
Year ended May 31, 2014	47.33	(0.37)	(17.51)	—	(17.88)	—	—	—	—	29.45	(37.77)	(37.83)
Year ended May 31, 2013(v)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)
Year ended May 31, 2012(v)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59
Year ended May 31, 2011(v)	159.03	(0.80)	(91.78)	0.04	(92.54)	—	—	—	—	66.49	(58.20)	(58.07)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P Regional Banking
Six Months ended November 30, 2015 (Unaudited)	9.05%	0.95%	(9.02)%	(0.92)%	$1,114	—%
Year ended May 31, 2015	7.33	0.95	(7.33)	(0.94)	1,258	—
Year ended May 31, 2014	5.92	0.95	(5.92)	(0.94)	1,520	—
Year ended May 31, 2013	3.16	0.95	(3.06)	(0.85)	1,885	—
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—
Year ended May 31, 2011	1.24	0.95	(1.13)	(0.84)	23,181	—
UltraShort Basic Materials
Six Months ended November 30, 2015 (Unaudited)	1.43	0.95	(1.38)	(0.90)	17,345	—
Year ended May 31, 2015	1.61	0.95	(1.56)	(0.90)	12,015	—
Year ended May 31, 2014	1.30	0.95	(1.29)	(0.94)	14,461	—
Year ended May 31, 2013(v)	1.11	0.95	(1.03)	(0.87)	30,339	—
Year ended May 31, 2012(v)	1.08	0.95	(1.06)	(0.92)	51,335	—
Year ended May 31, 2011(v)	1.06	0.95	(0.92)	(0.81)	96,235	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 359

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2015 (Unaudited)	$29.71	$(0.14)	$0.54	$—	$0.40	$—	$—	$—	$—	$30.11	1.33%	1.11%
Year ended May 31, 2015(bb)	82.28	(0.41)	(52.16)	—	(52.57)	—	—	—	—	29.71	(63.89)	(63.81)
Year ended May 31, 2014(bb)	183.06	(0.90)	(99.88)	—	(100.78)	—	—	—	—	82.28	(55.06)	(55.19)
Year ended May 31, 2013(v)(bb)	447.25	(2.48)	(261.71)	—	(264.19)	—	—	—	—	183.06	(59.07)	(58.96)
Year ended May 31, 2012(v)(bb)	719.92	(5.38)	(267.63)	0.34	(272.67)	—	—	—	—	447.25	(37.87)	(38.15)
Year ended May 31, 2011(v)(bb)	1,491.73	(9.87)	(762.12)	0.18	(771.81)	—	—	—	—	719.92	(51.74)	(51.12)
UltraShort Consumer Goods
Six Months ended November 30, 2015 (Unaudited)	24.90	(0.11)	(2.45)	—	(2.56)	—	—	—	—	22.34	(10.26)	(10.56)
Year ended May 31, 2015	31.56	(0.26)	(6.40)	—	(6.66)	—	—	—	—	24.90	(21.11)	(21.41)
Year ended May 31, 2014	44.79	(0.35)	(12.88)	—	(13.23)	—	—	—	—	31.56	(29.54)	(26.70)
Year ended May 31, 2013(v)	74.39	(0.50)	(29.10)	—	(29.60)	—	—	—	—	44.79	(39.79)	(41.82)
Year ended May 31, 2012(v)	89.49	(0.81)	(14.30)	0.01	(15.10)	—	—	—	—	74.39	(16.87)	(17.18)
Year ended May 31, 2011(v)	161.97	(1.02)	(71.48)	0.02	(72.48)	—	—	—	—	89.49	(44.75)	(44.66)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2015 (Unaudited)	1.06%	0.95%	(1.01)%	(0.90)%	$100,420	—%
Year ended May 31, 2015(bb)	1.15	0.95	(1.12)	(0.92)	112,465	—
Year ended May 31, 2014(bb)	1.45	0.95	(1.45)	(0.95)	60,474	—
Year ended May 31, 2013(v)(bb)	2.91	0.95	(2.81)	(0.85)	4,576	—
Year ended May 31, 2012(v)(bb)	3.72	0.95	(3.67)	(0.90)	4,473	—
Year ended May 31, 2011(v)(bb)	2.20	0.95	(2.07)	(0.82)	1,800	—
UltraShort Consumer Goods
Six Months ended November 30, 2015 (Unaudited)	4.64	0.95	(4.60)	(0.92)	2,513	—
Year ended May 31, 2015	4.05	0.95	(4.04)	(0.94)	4,045	—
Year ended May 31, 2014	2.65	0.95	(2.65)	(0.95)	3,549	—
Year ended May 31, 2013(v)	3.99	0.95	(3.91)	(0.87)	5,037	—
Year ended May 31, 2012(v)	2.81	0.95	(2.78)	(0.92)	2,790	—
Year ended May 31, 2011(v)	2.02	0.95	(1.89)	(0.82)	6,712	—

See accompanying notes to the financial statements.

360 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Six Months ended November 30, 2015 (Unaudited)	$46.04	$(0.19)	$(4.10)	$—	$(4.29)	$—	$—	$—	$—	$41.75	(9.32)%	(8.57)%
Year ended May 31, 2015(cc)	69.80	(0.53)	(23.23)	—	(23.76)	—	—	—	—	46.04	(34.04)	(35.32)
Year ended May 31, 2014(cc)	108.47	(0.78)	(37.89)	—	(38.67)	—	—	—	—	69.80	(35.65)	(33.57)
Year ended May 31, 2013(cc)	203.13	(1.30)	(93.36)	—	(94.66)	—	—	—	—	108.47	(46.60)	(47.81)
Year ended May 31, 2012(s)(cc)	284.22	(2.41)	(78.70)	0.02	(81.09)	—	—	—	—	203.13	(28.53)	(28.85)
Year ended May 31, 2011(s)(cc)	496.69	(3.29)	(209.29)	0.11	(212.47)	—	—	—	—	284.22	(42.80)	(42.64)
UltraShort Financials
Six Months ended November 30, 2015 (Unaudited)	48.25	(0.21)	(3.63)	—	(3.84)	—	—	—	—	44.41	(7.97)	(8.01)
Year ended May 31, 2015(aa)	65.00	(0.50)	(16.25)	—	(16.75)	—	—	—	—	48.25	(25.76)	(25.83)
Year ended May 31, 2014(aa)	90.90	(0.72)	(25.18)	—	(25.90)	—	—	—	—	65.00	(28.49)	(28.54)
Year ended May 31, 2013(aa)	193.50	(1.19)	(101.41)	—	(102.60)	—	—	—	—	90.90	(53.02)	(53.01)
Year ended May 31, 2012(aa)	235.57	(2.17)	(39.94)	0.04	(42.07)	—	—	—	—	193.50	(17.86)	(17.90)
Year ended May 31, 2011(l)(aa)	337.93	(2.39)	(100.00)	0.03	(102.36)	—	—	—	—	235.57	(30.29)	(30.10)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Six Months ended November 30, 2015 (Unaudited)	3.49%	0.95%	(3.38)%	(0.84)%	$2,602	—%
Year ended May 31, 2015(cc)	2.41	0.95	(2.37)	(0.91)	4,027	—
Year ended May 31, 2014(cc)	2.47	0.95	(2.46)	(0.94)	7,850	—
Year ended May 31, 2013(cc)	2.13	0.95	(2.04)	(0.86)	6,098	—
Year ended May 31, 2012(s)(cc)	1.70	0.95	(1.66)	(0.92)	7,611	—
Year ended May 31, 2011(s)(cc)	1.35	0.95	(1.20)	(0.81)	13,323	—
UltraShort Financials
Six Months ended November 30, 2015 (Unaudited)	1.14	0.95	(1.08)	(0.89)	49,735	—
Year ended May 31, 2015(aa)	1.13	0.95	(1.08)	(0.90)	56,449	—
Year ended May 31, 2014(aa)	1.03	0.95	(1.02)	(0.94)	80,105	—
Year ended May 31, 2013(aa)	1.01	0.95	(0.92)	(0.86)	122,245	—
Year ended May 31, 2012(aa)	0.97	0.95	(0.94)	(0.92)	260,223	—
Year ended May 31, 2011(l)(aa)	0.97	0.95	(0.85)	(0.84)	307,966	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 361

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Gold Miners
Six Months ended November 30, 2015 (Unaudited)	$20.98	$(0.14)	$8.17	$—	$8.03	$—	$—	$—	$—	$29.01	38.21%	39.84%
February 12, 2015* through May 31, 2015	20.00	(0.06)	1.04 (i)	—	0.98	—	—	—	—	20.98	4.93	5.05
UltraShort Junior Miners
Six Months ended November 30, 2015 (Unaudited)	18.41	(0.11)	4.94	—	4.83	—	—	—	—	23.24	26.22	28.71
February 12, 2015* through May 31, 2015	20.00	(0.06)	(1.53)	—	(1.59)	—	—	—	—	18.41	(7.92)	(8.05)
UltraShort Health Care
Six Months ended November 30, 2015 (Unaudited)	48.12	(0.22)	1.76 (i)	—	1.54	—	—	—	—	49.66	3.20	2.09
Year ended May 31, 2015(cc)	86.03	(0.56)	(37.35)	—	(37.91)	—	—	—	—	48.12	(44.07)	(44.43)
Year ended May 31, 2014(cc)	145.45	(1.04)	(58.38)	—	(59.42)	—	—	—	—	86.03	(40.85)	(40.15)
Year ended May 31, 2013(v)(cc)	289.49	(1.76)	(142.28)	—	(144.04)	—	—	—	—	145.45	(49.76)	(48.86)
Year ended May 31, 2012(v)(cc)	345.47	(3.07)	(52.91)	—	(55.98)	—	—	—	—	289.49	(16.20)	(18.02)
Year ended May 31, 2011(v)(cc)	608.33	(4.06)	(258.80)	—	(262.86)	—	—	—	—	345.47	(43.21)	(43.27)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Gold Miners
Six Months ended November 30, 2015 (Unaudited)	2.83%	0.95%	(2.81)%	(0.93)%	$1,450	—%
February 12, 2015* through May 31, 2015	3.61	0.95	(3.59)	(0.93)	2,099	—
UltraShort Junior Miners
Six Months ended November 30, 2015 (Unaudited)	3.73	0.95	(3.72)	(0.94)	2,324	—
February 12, 2015* through May 31, 2015	4.19	0.95	(4.18)	(0.94)	1,841	—
UltraShort Health Care
Six Months ended November 30, 2015 (Unaudited)	4.00	0.95	(3.92)	(0.87)	4,266	—
Year ended May 31, 2015(cc)	4.39	0.95	(4.33)	(0.90)	1,729	—
Year ended May 31, 2014(cc)	4.02	0.95	(4.01)	(0.94)	3,629	—
Year ended May 31, 2013(v)(cc)	2.78	0.95	(2.68)	(0.85)	3,408	—
Year ended May 31, 2012(v)(cc)	3.37	0.95	(3.33)	(0.91)	4,071	—
Year ended May 31, 2011(v)(cc)	3.37	0.95	(3.25)	(0.83)	3,239	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

362 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Homebuilders & Supplies
June 22, 2015* through November 30, 2015 (Unaudited)	$20.00	$(0.08)	$(2.73)	$—	$(2.81)	$—	$—	$—	$—	$17.19	(14.04)%	(13.50)%
UltraShort Industrials
Six Months ended November 30, 2015 (Unaudited)	39.83	(0.19)	(1.38)	—	(1.57)	—	—	—	—	38.26	(3.96)	(4.13)
Year ended May 31, 2015	48.83	(0.40)	(8.60)	—	(9.00)	—	—	—	—	39.83	(18.43)	(19.15)
Year ended May 31, 2014(y)	79.71	(0.56)	(30.32)	—	(30.88)	—	—	—	—	48.83	(38.74)	(37.31)
Year ended May 31, 2013(y)	147.94	(0.95)	(67.28)	—	(68.23)	—	—	—	—	79.71	(46.12)	(47.16)
Year ended May 31, 2012(y)	169.32	(1.63)	(19.78)	0.03	(21.38)	—	—	—	—	147.94	(12.63)	(12.50)
Year ended May 31, 2011(l)(y)	330.36	(1.99)	(159.24)	0.19	(161.04)	—	—	—	—	169.32	(48.75)	(48.68)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Homebuilders & Supplies
June 22, 2015* through November 30, 2015 (Unaudited)	3.65%	0.95%	(3.62)%	(0.92)%	$1,719	—%
UltraShort Industrials
Six Months ended November 30, 2015 (Unaudited)	2.44	0.95	(2.37)	(0.89)	5,197	—
Year ended May 31, 2015	3.05	0.95	(3.00)	(0.90)	4,415	—
Year ended May 31, 2014(y)	2.70	0.95	(2.70)	(0.95)	6,633	—
Year ended May 31, 2013(y)	2.29	0.95	(2.19)	(0.85)	4,856	—
Year ended May 31, 2012(y)	1.95	0.95	(1.92)	(0.92)	6,238	—
Year ended May 31, 2011(l)(y)	2.02	0.95	(1.89)	(0.82)	7,140	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 363

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Six Months ended November 30, 2015 (Unaudited)	$50.95	$(0.28)	$8.50	$—	$8.22	$—	$—	$—	$—	$59.17	16.13%	16.15%
Year ended May 31, 2015	41.23	(0.43)	10.15	—	9.72	—	—	—	—	50.95	23.57	23.60
Year ended May 31, 2014(w)	63.86	(0.50)	(22.13)	—	(22.63)	—	—	—	—	41.23	(35.43)	(35.52)
Year ended May 31, 2013(w)	115.24	(0.69)	(50.69)	—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)
Year ended May 31, 2012(w)	110.48	(1.01)	5.74	0.03	4.76	—	—	—	—	115.24	4.31	4.16
Year ended May 31, 2011(w)	276.10	(1.43)	(164.23)	0.04	(165.62)	—	—	—	—	110.48	(59.99)	(59.96)
UltraShort Oil & Gas Exploration & Production
June 22, 2015* through November 30, 2015 (Unaudited)	20.00	(0.11)	5.34	—	5.23	—	—	—	—	25.23	26.13	27.75

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2015 (Unaudited)	1.14%	0.95%	(1.09)%	(0.90)%	$39,474	—%
Year ended May 31, 2015	1.14	0.95	(1.10)	(0.91)	44,177	—
Year ended May 31, 2014(w)	1.07	0.95	(1.05)	(0.94)	46,060	—
Year ended May 31, 2013(w)	1.09	0.95	(1.01)	(0.87)	77,348	—
Year ended May 31, 2012(w)	1.03	0.95	(1.00)	(0.92)	72,595	—
Year ended May 31, 2011(w)	1.05	0.95	(0.93)	(0.83)	115,168	—
UltraShort Oil & Gas Exploration & Production
June 22, 2015* through November 30, 2015 (Unaudited)	2.80	0.95	(2.77)	(0.92)	2,523	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

364 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Six Months ended November 30, 2015 (Unaudited)	$50.39	$(0.22)	$(3.97)	$—	$(4.19)	$—	$—	$—	$—	$46.20	(8.31)%	(8.51)%
Year ended May 31, 2015(cc)	64.01	(0.49)	(13.13)	—	(13.62)	—	—	—	—	50.39	(21.28)	(21.32)
Year ended May 31, 2014(cc)	82.53	(0.75)	(17.77)	—	(18.52)	—	—	—	—	64.01	(22.44)	(21.78)
Year ended May 31, 2013(cc)	119.82	(0.82)	(36.47)	—	(37.29)	—	—	—	—	82.53	(31.12)	(31.55)
Year ended May 31, 2012(p)(cc)	163.33	(1.41)	(42.13)	0.03	(43.51)	—	—	—	—	119.82	(26.64)	(26.61)
Year ended May 31, 2011(p)(cc)	328.57	(1.96)	(163.31)	0.03	(165.24)	—	—	—	—	163.33	(50.29)	(50.29)
UltraShort Semiconductors
Six Months ended November 30, 2015 (Unaudited)	40.36	(0.21)	0.49	—	0.28	—	—	—	—	40.64	0.69	1.67
Year ended May 31, 2015(bb)	78.93	(0.48)	(38.09)	—	(38.57)	—	—	—	—	40.36	(48.86)	(49.39)
Year ended May 31, 2014(bb)	138.93	(1.09)	(58.91)	—	(60.00)	—	—	—	—	78.93	(43.19)	(42.49)
Year ended May 31, 2013(bb)	214.88	(1.67)	(74.28)	—	(75.95)	—	—	—	—	138.93	(35.34)	(35.65)
Year ended May 31, 2012(bb)	226.89	(2.10)	(10.02)	0.11	(12.01)	—	—	—	—	214.88	(5.29)	(5.40)
Year ended May 31, 2011(m)(bb)	407.96	(2.57)	(178.61)	0.11	(181.07)	—	—	—	—	226.89	(44.39)	(44.34)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2015 (Unaudited)	1.30%	0.95%	(1.21)%	(0.87)%	$32,151	—%
Year ended May 31, 2015(cc)	1.32	0.95	(1.26)	(0.89)	32,645	—
Year ended May 31, 2014(cc)	1.11	0.95	(1.10)	(0.94)	45,469	—
Year ended May 31, 2013(cc)	1.06	0.95	(0.96)	(0.85)	63,270	—
Year ended May 31, 2012(p)(cc)	1.02	0.95	(0.99)	(0.92)	139,039	—
Year ended May 31, 2011(p)(cc)	0.99	0.95	(0.85)	(0.81)	173,319	—
UltraShort Semiconductors
Six Months ended November 30, 2015 (Unaudited)	3.10	0.95	(3.01)	(0.86)	3,088	—
Year ended May 31, 2015(bb)	3.07	0.95	(3.01)	(0.89)	3,067	—
Year ended May 31, 2014(bb)	2.01	0.95	(2.01)	(0.94)	4,024	—
Year ended May 31, 2013(bb)	1.65	0.95	(1.58)	(0.87)	13,335	—
Year ended May 31, 2012(bb)	1.37	0.95	(1.34)	(0.92)	14,178	—
Year ended May 31, 2011(m)(bb)	1.40	0.95	(1.28)	(0.83)	21,777	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 365

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Technology
Six Months ended November 30, 2015 (Unaudited)	$48.28	$(0.22)	$(4.06)	$—	$(4.28)	$—	$—	$—	$—	$44.00	(8.87)%	(8.70)%
Year ended May 31, 2015(aa)	72.76	(0.51)	(23.97)	—	(24.48)	—	—	—	—	48.28	(33.64)	(34.12)
Year ended May 31, 2014(aa)	120.72	(0.92)	(47.04)	—	(47.96)	—	—	—	—	72.76	(39.73)	(38.80)
Year ended May 31, 2013(aa)	164.74	(1.25)	(42.77)	—	(44.02)	—	—	—	—	120.72	(26.72)	(27.47)
Year ended May 31, 2012(aa)	220.05	(1.76)	(53.57)	0.02	(55.31)	—	—	—	—	164.74	(25.14)	(25.44)
Year ended May 31, 2011(l)(aa)	364.70	(2.29)	(142.39)	0.03	(144.65)	—	—	—	—	220.05	(39.68)	(39.58)
UltraShort Utilities
Six Months ended November 30, 2015 (Unaudited)	50.80	(0.23)	(0.49)	—	(0.72)	—	—	—	—	50.08	(1.43)	(1.49)
Year ended May 31, 2015(aa)	63.73	(0.49)	(12.44)	—	(12.93)	—	—	—	—	50.80	(20.28)	(21.04)
Year ended May 31, 2014(aa)	94.72	(0.75)	(30.24)	—	(30.99)	—	—	—	—	63.73	(32.71)	(32.43)
Year ended May 31, 2013(aa)	123.56	(0.91)	(27.93)	—	(28.84)	—	—	—	—	94.72	(23.34)	(24.32)
Year ended May 31, 2012(p)(aa)	161.20	(1.30)	(36.38)	0.04	(37.64)	—	—	—	—	123.56	(23.35)	(22.95)
Year ended May 31, 2011(p)(aa)	266.24	(1.67)	(103.39)	0.02	(105.04)	—	—	—	—	161.20	(39.48)	(38.46)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Technology
Six Months ended November 30, 2015 (Unaudited)	2.05%	0.95%	(1.98)%	(0.88)%	$6,736	—%
Year ended May 31, 2015(aa)	2.60	0.95	(2.54)	(0.90)	7,391	—
Year ended May 31, 2014(aa)	2.29	0.95	(2.29)	(0.94)	4,772	—
Year ended May 31, 2013(aa)	1.75	0.95	(1.67)	(0.87)	7,917	—
Year ended May 31, 2012(aa)	1.53	0.95	(1.49)	(0.91)	16,981	—
Year ended May 31, 2011(l)(aa)	1.51	0.95	(1.38)	(0.83)	18,556	—
UltraShort Utilities
Six Months ended November 30, 2015 (Unaudited)	2.23	0.95	(2.17)	(0.89)	4,381	—
Year ended May 31, 2015(aa)	2.66	0.95	(2.62)	(0.92)	8,255	—
Year ended May 31, 2014(aa)	2.84	0.95	(2.83)	(0.95)	6,372	—
Year ended May 31, 2013(aa)	4.02	0.95	(3.93)	(0.85)	4,143	—
Year ended May 31, 2012(p)(aa)	3.55	0.95	(3.51)	(0.91)	3,088	—
Year ended May 31, 2011(p)(aa)	2.95	0.95	(2.82)	(0.82)	4,030	—

See accompanying notes to the financial statements.

366 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Nasdaq Biotechnology
June 22, 2015* through November 30, 2015 (Unaudited)	$20.00	$(0.10)	$2.24	(i)	$—		$2.14	$—	$—	$—	$—	$22.14	10.72%	10.80%
UltraPro Short Financial Select Sector
Six Months ended November 30, 2015 (Unaudited)	20.93	(0.09)	(2.76)		—		(2.85)	—	—	—	—	18.08	(13.61)	(15.28)
Year ended May 31, 2015	33.54	(0.24)	(12.37)		—		(12.61)	—	—	—	—	20.93	(37.60)	(35.05)
Year ended May 31, 2014(w)	56.81	(0.39)	(22.88)		—		(23.27)	—	—	—	—	33.54	(40.96)	(40.36)
July 10, 2012* through May 31, 2013(w)	160.00	(0.75)	(102.44)		—		(103.19)	—	—	—	—	56.81	(64.49)	(65.05)
Short MSCI EAFE
Six Months ended November 30, 2015 (Unaudited)	31.11	(0.15)	1.92	(i)	—		1.77	—	—	—	—	32.88	5.69	5.78
Year ended May 31, 2015	31.75	(0.31)	(0.33	)(i)	—	(h)	(0.64)	—	—	—	—	31.11	(2.01)	(2.05)
Year ended May 31, 2014	38.87	(0.33)	(6.82)		0.03		(7.12)	—	—	—	—	31.75	(18.33)	(18.29)
Year ended May 31, 2013	52.42	(0.37)	(13.19)		0.01		(13.55)	—	—	—	—	38.87	(25.85)	(25.87)
Year ended May 31, 2012	46.11	(0.46)	6.75		0.02		6.31	—	—	—	—	52.42	13.69	13.54
Year ended May 31, 2011	64.33	(0.44)	(17.79)		0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Nasdaq Biotechnology
June 22, 2015* through November 30, 2015 (Unaudited)	1.77%	0.95%	(1.75)%	(0.93)%	$9,964	—%
UltraPro Short Financial Select Sector
Six Months ended November 30, 2015 (Unaudited)	2.81	0.95	(2.77)	(0.91)	4,294	—
Year ended May 31, 2015	3.14	0.95	(3.13)	(0.94)	3,924	—
Year ended May 31, 2014(w)	3.59	0.95	(3.59)	(0.95)	4,612	—
July 10, 2012* through May 31, 2013(w)	3.24	0.95	(3.14)	(0.85)	2,130	—
Short MSCI EAFE
Six Months ended November 30, 2015 (Unaudited)	1.12	0.95	(1.08)	(0.91)	78,086	—
Year ended May 31, 2015	1.00	0.95	(0.98)	(0.93)	31,885	—
Year ended May 31, 2014	1.02	0.95	(1.00)	(0.93)	169,050	—
Year ended May 31, 2013	1.03	0.95	(0.93)	(0.85)	157,429	—
Year ended May 31, 2012	1.02	0.95	(0.99)	(0.92)	255,567	—
Year ended May 31, 2011	1.05	0.95	(0.92)	(0.83)	103,751	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 367

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Six Months ended November 30, 2015 (Unaudited)	$24.70	$(0.12)	$3.91	$—		$3.79	$—	$—	$—	$—	$28.49	15.36%	15.21%
Year ended May 31, 2015	25.38	(0.23)	(0.45)	—	(h)	(0.68)	—	—	—	—	24.70	(2.70)	(2.56)
Year ended May 31, 2014	28.33	(0.26)	(2.70)	0.01		(2.95)	—	—	—	—	25.38	(10.40)	(10.51)
Year ended May 31, 2013	32.88	(0.25)	(4.30)	—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)
Short FTSE China 50
Six Months ended November 30, 2015 (Unaudited)	23.30	(0.13)	5.08	—		4.95	—	—	—	—	28.25	21.27	18.08
Year ended May 31, 2015	33.93	(0.28)	(10.35)	—		(10.63)	—	—	—	—	23.30	(31.35)	(29.39)
Year ended May 31, 2014	38.56	(0.34)	(4.31)	0.02		(4.63)	—	—	—	—	33.93	(12.00)	(12.15)
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2015 (Unaudited)	0.96%	0.95%	(0.90)%	(0.89)%	$450,155	—%
Year ended May 31, 2015	0.99	0.95	(0.94)	(0.90)	259,300	—
Year ended May 31, 2014	0.95	0.95	(0.93)	(0.93)	211,292	—
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	233,703	—
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Year ended May 31, 2011	1.04	0.95	(0.92)	(0.83)	220,730	—
Short FTSE China 50
Six Months ended November 30, 2015 (Unaudited)	1.77	0.95	(1.73)	(0.91)	9,889	—
Year ended May 31, 2015	2.17	0.95	(2.14)	(0.92)	3,494	—
Year ended May 31, 2014	2.18	0.95	(2.17)	(0.94)	35,630	—
Year ended May 31, 2013	2.00	0.95	(1.90)	(0.85)	3,856	—
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—
Year ended May 31, 2011	1.74	0.95	(1.64)	(0.86)	9,921	—

See accompanying notes to the financial statements.

368 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Six Months ended November 30, 2015 (Unaudited)	$35.96	$(0.18)	$3.82	$—		$3.64	$—	$—	$—	$—	$39.60	10.13%	10.13%
Year ended May 31, 2015	37.99	(0.37)	(1.66)	—	(h)	(2.03)	—	—	—	—	35.96	(5.34)	(5.32)
Year ended May 31, 2014(w)	57.55	(0.45)	(19.12)	0.01		(19.56)	—	—	—	—	37.99	(33.99)	(33.87)
Year ended May 31, 2013(w)	106.44	(0.62)	(48.29)	0.02		(48.89)	—	—	—	—	57.55	(45.93)	(46.13)
Year ended May 31, 2012(w)	89.55	(0.91)	17.78	0.02		16.89	—	—	—	—	106.44	18.85	19.09
Year ended May 31, 2011(w)	181.34	(1.01)	(90.81)	0.03		(91.79)	—	—	—	—	89.55	(50.62)	(50.65)
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2015 (Unaudited)	17.23	(0.10)	5.26	—		5.16	—	—	—	—	22.39	29.95	29.76
Year ended May 31, 2015	18.56	(0.16)	(1.17)	—	(h)	(1.33)	—	—	—	—	17.23	(7.17)	(7.06)
Year ended May 31, 2014	23.83	(0.21)	(5.07)	0.01		(5.27)	—	—	—	—	18.56	(22.11)	(22.29)
Year ended May 31, 2013	32.77	(0.22)	(8.73)	0.01		(8.94)	—	—	—	—	23.83	(27.29)	(27.25)
Year ended May 31, 2012	28.86	(0.29)	4.19	0.01		3.91	—	—	—	—	32.77	13.52	13.65
Year ended May 31, 2011	55.46	(0.31)	(26.31)	0.02		(26.60)	—	—	—	—	28.86	(47.96)	(48.92)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2015 (Unaudited)	2.46%	0.95%	(2.42)%	(0.90)%	$5,442	—%
Year ended May 31, 2015	2.62	0.95	(2.58)	(0.92)	3,144	—
Year ended May 31, 2014(w)	2.28	0.95	(2.27)	(0.94)	7,120	—
Year ended May 31, 2013(w)	1.56	0.95	(1.44)	(0.83)	6,474	—
Year ended May 31, 2012(w)	1.33	0.95	(1.29)	(0.91)	23,949	—
Year ended May 31, 2011(w)	1.46	0.95	(1.32)	(0.81)	15,112	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2015 (Unaudited)	1.08	0.95	(1.02)	(0.89)	72,078	—
Year ended May 31, 2015	1.20	0.95	(1.15)	(0.90)	36,514	—
Year ended May 31, 2014	1.05	0.95	(1.03)	(0.93)	49,544	—
Year ended May 31, 2013	1.09	0.95	(0.99)	(0.85)	51,100	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—
Year ended May 31, 2011	1.00	0.95	(0.86)	(0.82)	118,187	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 369

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE Europe
Six Months ended November 30, 2015 (Unaudited)	$51.12	$(0.25)	$5.21	$—		$4.96	$—	$—	$—	$—	$56.08	9.70%	9.45%
Year ended May 31, 2015	52.38	(0.53)	(0.73)	—	(h)	(1.26)	—	—	—	—	51.12	(2.40)	(2.33)
Year ended May 31, 2014(y)	88.66	(0.65)	(35.64)	0.01		(36.28)	—	—	—	—	52.38	(40.92)	(40.99)
Year ended May 31, 2013(y)	187.47	(1.02)	(97.85)	0.06		(98.81)	—	—	—	—	88.66	(52.71)	(52.79)
Year ended May 31, 2012(y)	170.17	(1.61)	18.80	0.11		17.30	—	—	—	—	187.47	10.17	10.21
Year ended May 31, 2011(l)(y)	427.98	(2.14)	(255.84)	0.17		(257.81)	—	—	—	—	170.17	(60.24)	(59.80)
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2015 (Unaudited)	21.25	(0.12)	4.80	—		4.68	—	—	—	—	25.93	22.04	25.97
Year ended May 31, 2015	21.09	(0.20)	0.36	—		0.16	—	—	—	—	21.25	0.74	(2.10)
Year ended May 31, 2014	29.46	(0.24)	(8.13)	—	(h)	(8.37)	—	—	—	—	21.09	(28.42)	(28.56)
Year ended May 31, 2013	49.98	(0.27)	(20.26)	0.01		(20.52)	—	—	—	—	29.46	(41.05)	(42.16)
Year ended May 31, 2012	47.23	(0.45)	3.18	0.02		2.75	—	—	—	—	49.98	5.81	6.94
Year ended May 31, 2011(m)	107.53	(0.49)	(59.83)	0.02		(60.30)	—	—	—	—	47.23	(56.08)	(54.38)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Six Months ended November 30, 2015 (Unaudited)	1.14%	0.95%	(1.08)%	(0.90)%	$45,545	—%
Year ended May 31, 2015	1.21	0.95	(1.18)	(0.92)	26,178	—
Year ended May 31, 2014(y)	1.11	0.95	(1.09)	(0.93)	29,441	—
Year ended May 31, 2013(y)	1.09	0.95	(0.96)	(0.82)	82,007	—
Year ended May 31, 2012(y)	1.05	0.95	(1.00)	(0.90)	278,857	—
Year ended May 31, 2011(l)(y)	1.13	0.95	(0.98)	(0.80)	40,409	—
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2015 (Unaudited)	7.76	0.95	(7.75)	(0.94)	1,296	—
Year ended May 31, 2015	7.00	0.95	(6.99)	(0.94)	1,062	—
Year ended May 31, 2014	8.09	0.95	(8.08)	(0.95)	2,109	—
Year ended May 31, 2013	6.79	0.95	(6.67)	(0.84)	1,473	—
Year ended May 31, 2012	5.43	0.95	(5.39)	(0.91)	2,498	—
Year ended May 31, 2011(m)	5.13	0.95	(5.02)	(0.84)	7,084	—

See accompanying notes to the financial statements.

370 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2015(ee) (Unaudited)	$45.98	$(0.26)	$26.92	$—		$26.66	$—	$—	$—	$—	$72.64	57.95%	57.90%
Year ended May 31, 2015(ee)	34.11	(0.33)	12.20	—	(h)	11.87	—	—	—	—	45.98	34.81	34.68
Year ended May 31, 2014(ee)	36.84	(0.38)	(2.37)	0.02		(2.73)	—	—	—	—	34.11	(7.41)	(7.31)
Year ended May 31, 2013(ee)	42.70	(0.30)	(5.57)	0.01		(5.86)	—	—	—	—	36.84	(13.73)	(13.73)
Year ended May 31, 2012(s)(ee)	29.96	(0.31)	13.04	0.01		12.74	—	—	—	—	42.70	42.53	42.28
Year ended May 31, 2011(s)(ee)	51.61	(0.30)	(21.36)	0.01		(21.65)	—	—	—	—	29.96	(41.94)	(45.53)
UltraShort FTSE China 50
Six Months ended November 30, 2015 (Unaudited)	28.22	(0.17)	11.44	—		11.27	—	—	—	—	39.49	39.95	40.25
Year ended May 31, 2015	62.15	(0.40)	(33.53)	—	(h)	(33.93)	—	—	—	—	28.22	(54.60)	(54.61)
Year ended May 31, 2014(y)	83.15	(0.67)	(20.33)	—	(h)	(21.00)	—	—	—	—	62.15	(25.25)	(25.48)
Year ended May 31, 2013(y)	120.54	(0.78)	(36.62)	0.01		(37.39)	—	—	—	—	83.15	(31.02)	(30.76)
Year ended May 31, 2012(y)	101.16	(1.05)	20.41	0.02		19.38	—	—	—	—	120.54	19.16	18.97
Year ended May 31, 2011(y)	168.72	(1.04)	(66.54)	0.02		(67.56)	—	—	—	—	101.16	(40.04)	(40.00)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2015(ee) (Unaudited)	1.23%	0.95%	(1.18)%	(0.90)%	$32,679	—%
Year ended May 31, 2015(ee)	1.35	0.95	(1.32)	(0.92)	29,885	—
Year ended May 31, 2014(ee)	1.52	0.95	(1.51)	(0.94)	22,169	—
Year ended May 31, 2013(ee)	1.59	0.95	(1.49)	(0.85)	16,575	—
Year ended May 31, 2012(s)(ee)	1.66	0.95	(1.62)	(0.90)	19,213	—
Year ended May 31, 2011(s)(ee)	1.40	0.95	(1.27)	(0.82)	14,232	—
UltraShort FTSE China 50
Six Months ended November 30, 2015 (Unaudited)	1.16	0.95	(1.10)	(0.90)	59,651	—
Year ended May 31, 2015	1.18	0.95	(1.13)	(0.90)	46,855	—
Year ended May 31, 2014(y)	1.06	0.95	(1.03)	(0.93)	103,209	—
Year ended May 31, 2013(y)	1.05	0.95	(0.96)	(0.86)	131,885	—
Year ended May 31, 2012(y)	1.03	0.95	(0.99)	(0.91)	204,751	—
Year ended May 31, 2011(y)	1.04	0.95	(0.91)	(0.82)	173,727	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 371

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Six Months ended November 30, 2015 (Unaudited)	$46.92	$(0.22)	$1.17 (i)	$—		$0.95	$—	$—	$—	$—	$47.87	2.03%	1.95%
Year ended May 31, 2015	66.57	(0.55)	(19.11)	0.01		(19.65)	—	—	—	—	46.92	(29.51)	(29.61)
Year ended May 31, 2014(y)	89.26	(0.67)	(22.05)	0.03		(22.69)	—	—	—	—	66.57	(25.42)	(24.91)
Year ended May 31, 2013(y)	154.11	(1.00)	(63.89)	0.04		(64.85)	—	—	—	—	89.26	(42.08)	(42.14)
Year ended May 31, 2012(y)	143.39	(1.32)	12.00 (i)	0.04		10.72	—	—	—	—	154.11	7.48	7.55
Year ended May 31, 2011(y)	196.70	(1.33)	(52.14)	0.16		(53.31)	—	—	—	—	143.39	(27.10)	(27.33)
UltraShort MSCI Mexico Capped IMI
Six Months ended November 30, 2015 (Unaudited)	23.72	(0.12)	2.39	—		2.27	—	—	—	—	25.99	9.54	7.96
Year ended May 31, 2015	21.26	(0.20)	2.66	—		2.46	—	—	—	—	23.72	11.62	11.98
Year ended May 31, 2014	24.87	(0.23)	(3.39)	0.01		(3.61)	—	—	—	—	21.26	(14.53)	(13.66)
Year ended May 31, 2013	45.60	(0.23)	(20.50)	—	(h)	(20.73)	—	—	—	—	24.87	(45.46)	(43.69)
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)
Year ended May 31, 2011(l)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2015 (Unaudited)	1.48%	0.95%	(1.41)%	(0.88)%	$13,160	—%
Year ended May 31, 2015	1.76	0.95	(1.74)	(0.93)	9,380	—
Year ended May 31, 2014(y)	1.92	0.95	(1.91)	(0.94)	9,980	—
Year ended May 31, 2013(y)	2.04	0.95	(1.95)	(0.86)	10,041	—
Year ended May 31, 2012(y)	1.58	0.95	(1.56)	(0.92)	11,558	—
Year ended May 31, 2011(y)	1.64	0.95	(1.55)	(0.87)	37,639	—
UltraShort MSCI Mexico Capped IMI
Six Months ended November 30, 2015 (Unaudited)	7.63	0.95	(7.58)	(0.90)	1,299	—
Year ended May 31, 2015	9.12	0.95	(9.08)	(0.91)	1,186	—
Year ended May 31, 2014	8.97	0.95	(8.97)	(0.95)	1,062	—
Year ended May 31, 2013	6.88	0.95	(6.78)	(0.85)	2,487	—
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—
Year ended May 31, 2011(l)	4.71	0.95	(4.58)	(0.81)	2,465	—

See accompanying notes to the financial statements.

372 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 7-10 Year Treasury
Six Months ended November 30, 2015 (Unaudited)	$29.77	$(0.13)	$(0.18)	$—		$(0.31)	$—	$—	$—	$—	$29.46	(1.04)%	(1.17)%
Year ended May 31, 2015	31.80	(0.28)	(1.75)	—	(h)	(2.03)	—	—	—	—	29.77	(6.39)	(6.40)
Year ended May 31, 2014	32.65	(0.31)	(0.54)	—	(h)	(0.85)	—	—	—	—	31.80	(2.60)	(2.40)
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)
Short 20+ Year Treasury
Six Months ended November 30, 2015 (Unaudited)	25.15	(0.11)	(0.24)	—		(0.35)	—	—	—	—	24.80	(1.37)	(2.06)
Year ended May 31, 2015	28.74	(0.24)	(3.35)	—	(h)	(3.59)	—	—	—	—	25.15	(12.50)	(12.22)
Year ended May 31, 2014	30.50	(0.29)	(1.47)	—	(h)	(1.76)	—	—	—	—	28.74	(5.77)	(5.54)
Year ended May 31, 2013	29.00	(0.25)	1.75	—	(h)	1.50	—	—	—	—	30.50	5.17	5.50
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Six Months ended November 30, 2015 (Unaudited)	1.17%	0.95%	(1.12)%	(0.90)%	$36,084	—%
Year ended May 31, 2015	1.08	0.95	(1.05)	(0.92)	39,439	—
Year ended May 31, 2014	1.07	0.95	(1.06)	(0.93)	73,932	—
Year ended May 31, 2013	1.40	0.95	(1.32)	(0.87)	31,834	—
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—
April 4, 2011* through May 31, 2011	3.76	0.95	(3.74)	(0.94)	7,673	—
Short 20+ Year Treasury
Six Months ended November 30, 2015 (Unaudited)	0.95	0.95	(0.89)	(0.88)	827,201	—
Year ended May 31, 2015	0.95	0.95	(0.90)	(0.90)	1,051,151	—
Year ended May 31, 2014	0.94	0.94	(0.92)	(0.92)	1,503,146	—
Year ended May 31, 2013	0.95	0.95	(0.86)	(0.86)	1,123,989	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—
Year ended May 31, 2011	0.97	0.95	(0.87)	(0.85)	1,006,624	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 373

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short High Yield
Six Months ended November 30, 2015 (Unaudited)	$26.85	$(0.13)	$1.45	$—		$1.32	$—	$—	$—	$—	$28.17	4.92%	4.91%
Year ended May 31, 2015	27.86	(0.25)	(0.76)	—	(h)	(1.01)	—	—	—	—	26.85	(3.60)	(3.62)
Year ended May 31, 2014	31.25	(0.28)	(3.12)	0.01		(3.39)	—	—	—	—	27.86	(10.86)	(10.75)
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)
Short Investment Grade Corporate
Six Months ended November 30, 2015 (Unaudited)	28.35	(0.13)	(0.09)	—		(0.22)	—	—	—	—	28.13	(0.80)	(0.80)
Year ended May 31, 2015	29.69	(0.27)	(1.07)	—		(1.34)	—	—	—	—	28.35	(4.51)	(4.93)
Year ended May 31, 2014	32.09	(0.30)	(2.11)	0.01		(2.40)	—	—	—	—	29.69	(7.47)	(6.84)
Year ended May 31, 2013	34.31	(0.28)	(1.94)	—	(h)	(2.22)	—	—	—	—	32.09	(6.49)	(6.92)
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Six Months ended November 30, 2015 (Unaudited)	1.01%	0.95%	(0.97)%	(0.91)%	$184,539	—%
Year ended May 31, 2015	1.10	0.95	(1.06)	(0.91)	55,047	—
Year ended May 31, 2014	1.11	0.95	(1.09)	(0.93)	43,177	—
Year ended May 31, 2013	1.19	0.95	(1.11)	(0.87)	46,874	—
Year ended May 31, 2012	1.17	0.95	(1.14)	(0.92)	47,371	—
March 21, 2011* through May 31, 2011	3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
Six Months ended November 30, 2015 (Unaudited)	4.59	0.95	(4.55)	(0.92)	2,813	—
Year ended May 31, 2015	4.75	0.95	(4.73)	(0.94)	2,835	—
Year ended May 31, 2014	3.38	0.95	(3.37)	(0.94)	2,969	—
Year ended May 31, 2013	3.59	0.95	(3.51)	(0.87)	1,604	—
Year ended May 31, 2012	3.07	0.95	(3.03)	(0.91)	3,431	—
March 28, 2011* through May 31, 2011	4.88	0.95	(4.87)	(0.94)	3,855	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

374 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2015 (Unaudited)	$28.63	$(0.13)	$(0.27)	$—		$(0.40)	$—	$—	$—	$—	$28.23	(1.40)%	(2.61)%
Year ended May 31, 2015	30.87	(0.28)	(1.96)	—		(2.24)	—	—	—	—	28.63	(7.24)	(6.02)
Year ended May 31, 2014	32.12	(0.30)	(0.95)	—	(h)	(1.25)	—	—	—	—	30.87	(3.89)	(3.62)
Year ended May 31, 2013	32.58	(0.28)	(0.18)	—		(0.46)	—	—	—	—	32.12	(1.41)	(1.47)
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2015 (Unaudited)	23.68	(0.10)	(0.37)	—		(0.47)	—	—	—	—	23.21	(1.97)	(2.40)
Year ended May 31, 2015	26.89	(0.23)	(2.98)	—	(h)	(3.21)	—	—	—	—	23.68	(11.94)	(11.87)
Year ended May 31, 2014	28.19	(0.27)	(1.03)	—	(h)	(1.30)	—	—	—	—	26.89	(4.63)	(4.16)
Year ended May 31, 2013	28.13	(0.24)	0.30	—	(h)	0.06	—	—	—	—	28.19	0.22	0.18
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)
Year ended May 31, 2011	46.68	(0.35)	(7.64)	—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2015 (Unaudited)	3.97%	0.95%	(3.94)%	(0.92)%	$2,823	—%
Year ended May 31, 2015	3.23	0.95	(3.22)	(0.94)	2,863	—
Year ended May 31, 2014	2.99	0.95	(2.98)	(0.94)	3,858	—
Year ended May 31, 2013	2.75	0.95	(2.66)	(0.86)	4,818	—
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
April 4, 2011* through May 31, 2011	4.99	0.95	(4.97)	(0.93)	3,767	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2015 (Unaudited)	0.99	0.95	(0.90)	(0.86)	196,124	—
Year ended May 31, 2015	0.98	0.95	(0.93)	(0.90)	250,964	—
Year ended May 31, 2014	0.96	0.95	(0.94)	(0.93)	292,395	—
Year ended May 31, 2013	0.97	0.95	(0.87)	(0.85)	308,723	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—
Year ended May 31, 2011	0.98	0.95	(0.86)	(0.84)	478,837	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 375

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2015 (Unaudited)	$45.92	$(0.21)	$(1.36)	$—		$(1.57)	$—	$—	$—	$—	$44.35	(3.41)%	(4.93)%
Year ended May 31, 2015	60.47	(0.46)	(14.09)	—	(h)	(14.55)	—	—	—	—	45.92	(24.07)	(23.43)
Year ended May 31, 2014	68.37	(0.65)	(7.26)	0.01		(7.90)	—	—	—	—	60.47	(11.55)	(10.91)
Year ended May 31, 2013(v)	62.25	(0.52)	6.63	0.01		6.12	—	—	—	—	68.37	9.83	10.23
Year ended May 31, 2012(v)	132.57	(0.79)	(69.55)	0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)
Year ended May 31, 2011(v)	160.53	(1.19)	(26.79)	0.02		(27.96)	—	—	—	—	132.57	(17.44)	(17.65)
UltraShort TIPS
Six Months ended November 30, 2015 (Unaudited)	26.76	(0.12)	0.96	—		0.84	—	—	—	—	27.60	3.14	2.84
Year ended May 31, 2015	26.90	(0.25)	0.11	—		(0.14)	—	—	—	—	26.76	(0.54)	(0.63)
Year ended May 31, 2014	27.60	(0.27)	(0.43)	—	(h)	(0.70)	—	—	—	—	26.90	(2.51)	(2.64)
Year ended May 31, 2013	26.95	(0.23)	0.88	—	(h)	0.65	—	—	—	—	27.60	2.40	1.99
Year ended May 31, 2012	35.17	(0.27)	(7.96)	0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)	—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2015 (Unaudited)	0.93%	0.93%	(0.89)%	(0.89)%	$2,714,588	—%
Year ended May 31, 2015	0.93	0.93	(0.89)	(0.89)	3,016,996	—
Year ended May 31, 2014	0.92	0.92	(0.90)	(0.90)	4,179,158	—
Year ended May 31, 2013(v)	0.93	0.93	(0.82)	(0.82)	3,863,432	—
Year ended May 31, 2012(v)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
Year ended May 31, 2011(v)	0.93	0.93	(0.82)	(0.82)	5,806,617	—
UltraShort TIPS
Six Months ended November 30, 2015 (Unaudited)	2.06	0.95	(2.00)	(0.89)	1,380	—
Year ended May 31, 2015	1.75	0.95	(1.72)	(0.92)	10,704	—
Year ended May 31, 2014	1.69	0.95	(1.68)	(0.94)	12,107	—
Year ended May 31, 2013	2.88	0.95	(2.80)	(0.87)	6,899	—
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—
February 9, 2011* through May 31, 2011	3.36	0.95	(3.32)	(0.91)	3,517	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

376 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2015 (Unaudited)	$40.84	$(0.19)	$(2.51)	$—		$(2.70)	$—	$—	$—	$—	$38.14	(6.60)%	(8.78)%
Year ended May 31, 2015	62.98	(0.45)	(21.69)	—		(22.14)	—	—	—	—	40.84	(35.15)	(34.35)
Year ended May 31, 2014(w)	77.04	(0.78)	(13.31)	0.03		(14.06)	—	—	—	—	62.98	(18.25)	(17.38)
Year ended May 31, 2013(w)	68.12	(0.61)	9.47	0.06		8.92	—	—	—	—	77.04	13.09	13.43
March 27, 2012* through May 31, 2012(w)	100.00	(0.13)	(31.84)	0.09		(31.88)	—	—	—	—	68.12	(31.88)	(32.44)
Ultra S&P500®
Six Months ended November 30, 2015 (Unaudited)	67.38	0.36	(2.08)	—		(1.72)	(0.08)	—	—	(0.08)	65.58	(2.57)	(2.37)
Year ended May 31, 2015(dd)	55.70	0.53	11.47	—		12.00	(0.32)	—	—	(0.32)	67.38	21.58	21.64
Year ended May 31, 2014(dd)	39.60	0.24	15.99	—		16.23	(0.13)	—	—	(0.13)	55.70	41.09	40.86
Year ended May 31, 2013(dd)	25.33	0.14	14.29	—		14.43	(0.16)	—	—	(0.16)	39.60	57.15	56.56
Year ended May 31, 2012(dd)	27.49	0.14	(2.16)	—		(2.02)	(0.14)	—	—	(0.14)	25.33	(7.35)	(6.95)
Year ended May 31, 2011(dd)	18.13	0.15	9.38	—	(h)	9.53	(0.17)	—	—	(0.17)	27.49	52.87	52.94

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2015 (Unaudited)	1.01%	0.95%	(0.99)%	(0.92)%	$102,033	—%
Year ended May 31, 2015	1.02	0.95	(1.01)	(0.94)	105,155	—
Year ended May 31, 2014(w)	1.02	0.95	(1.02)	(0.95)	111,777	—
Year ended May 31, 2013(w)	1.13	0.95	(1.06)	(0.88)	63,558	—
March 27, 2012* through May 31, 2012(w)	5.49	0.95	(5.39)	(0.85)	5,109	—
Ultra S&P500®
Six Months ended November 30, 2015 (Unaudited)	0.90	0.90	1.15	1.15	1,901,831	2
Year ended May 31, 2015(dd)	0.89	0.89	0.86	0.86	1,923,779	31
Year ended May 31, 2014(dd)	0.89	0.89	0.50	0.50	2,389,554	4
Year ended May 31, 2013(dd)	0.90	0.90	0.43	0.43	2,429,261	8
Year ended May 31, 2012(dd)	0.91	0.91	0.57	0.57	1,276,642	3
Year ended May 31, 2011(dd)	0.92	0.92	0.67	0.67	1,661,717	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 377

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Six Months ended November 30, 2015 (Unaudited)	$77.01	$0.04	$4.12		$—	$4.16	$—	$—	$—	$—	$81.17	5.40%	5.46%
Year ended May 31, 2015(dd)	53.62	0.04	23.52		—	23.56	(0.17)	—	—	(0.17)	77.01	44.02	44.22
Year ended May 31, 2014(dd)	34.36	0.08	19.18		—	19.26	—	—	—	—	53.62	56.05	55.78
Year ended May 31, 2013(dd)	24.91	0.11	9.45		—	9.56	(0.11)	—	—	(0.11)	34.36	38.47	38.51
Year ended May 31, 2012(q)(dd)	23.09	(0.09)	1.91		—	1.82	—	—	—	—	24.91	7.87	7.89
Year ended May 31, 2011(q)(dd)	14.45	(0.07)	8.71		—	8.64	—	—	—	—	23.09	59.76	59.98
Ultra Dow30SM
Six Months ended November 30, 2015 (Unaudited)	69.15	0.39	(2.33)		—	(1.94)	(0.42)	—	—	(0.42)	66.79	(2.74)	(2.57)
Year ended May 31, 2015(dd)	59.03	0.65	10.10		—	10.75	(0.63)	—	—	(0.63)	69.15	18.30	18.37
Year ended May 31, 2014(dd)	47.54	0.32	11.45		—	11.77	(0.28)	—	—	(0.28)	59.03	24.86	24.66
Year ended May 31, 2013(dd)	31.23	0.15	16.27		—	16.42	(0.11)	—	—	(0.11)	47.54	52.69	52.78
Year ended May 31, 2012(dd)	32.39	0.12	(1.15	)(i)	0.01	(1.02)	(0.14)	—	—	(0.14)	31.23	(3.12)	(3.09)
Year ended May 31, 2011(dd)	20.80	0.12	11.61		0.01	11.74	(0.15)	—	—	(0.15)	32.39	56.67	56.58

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Six Months ended November 30, 2015 (Unaudited)	1.01%	0.95%	0.03%	0.10%	$1,039,006	5%
Year ended May 31, 2015(dd)	1.01	0.95	— (k)	0.06	1,028,076	8
Year ended May 31, 2014(dd)	1.02	0.95	0.11	0.19	723,842	9
Year ended May 31, 2013(dd)	1.03	0.95	0.29	0.37	489,630	11
Year ended May 31, 2012(q)(dd)	1.01	0.95	(0.47)	(0.41)	646,297	6
Year ended May 31, 2011(q)(dd)	1.03	0.95	(0.45)	(0.37)	768,865	23
Ultra Dow30SM
Six Months ended November 30, 2015 (Unaudited)	1.00	0.95	1.15	1.21	230,439	4
Year ended May 31, 2015(dd)	0.98	0.95	0.97	1.01	318,072	9
Year ended May 31, 2014(dd)	0.99	0.95	0.57	0.61	301,040	15
Year ended May 31, 2013(dd)	1.01	0.95	0.34	0.40	256,699	4
Year ended May 31, 2012(dd)	0.99	0.95	0.37	0.40	206,097	—	(j)
Year ended May 31, 2011(dd)	1.00	0.95	0.43	0.48	340,085	—	(j)

See accompanying notes to the financial statements.

378 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MidCap400
Six Months ended November 30, 2015 (Unaudited)	$81.05	$0.15	$(7.08)	$—		$(6.93)	$—	$—	$—	$—	$74.12	(8.55)%	(8.47)%
Year ended May 31, 2015	66.35	0.15	14.55 (i)	—		14.70	—	—	—	—	81.05	22.16	22.09
Year ended May 31, 2014(z)	49.62	(0.03)	16.76 (i)	—		16.73	—	—	—	—	66.35	33.70	33.71
Year ended May 31, 2013(z)	30.62	(0.03)	19.05	—		19.02	(0.02)	—	—	(0.02)	49.62	62.17	62.04
Year ended May 31, 2012(z)	38.37	(0.07)	(7.69)	0.01		(7.75)	—	—	—	—	30.62	(20.20)	(20.35)
Year ended May 31, 2011(z)	22.77	(0.05)	15.66	—	(h)	15.61	(0.01)	—	—	(0.01)	38.37	68.51	68.78
Ultra Russell2000
Six Months ended November 30, 2015 (Unaudited)	96.45	0.08	(8.08)	—		(8.00)	(0.06)	—	—	(0.06)	88.39	(8.29)	(8.26)
Year ended May 31, 2015	80.48	0.13	15.96 (i)	—		16.09	(0.12)	—	—	(0.12)	96.45	20.00	19.79
Year ended May 31, 2014	61.02	(0.10)	19.56	—		19.46	—	—	—	—	80.48	31.90	32.11
Year ended May 31, 2013	36.77	(0.13)	24.38	—		24.25	—	—	—	—	61.02	65.98	66.27
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01		(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)
Year ended May 31, 2011	31.27	(0.06)	18.49	—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Six Months ended November 30, 2015 (Unaudited)	1.08%	0.95%	0.26%	0.39%	$124,153	17%
Year ended May 31, 2015	0.96	0.95	0.20	0.21	143,864	56
Year ended May 31, 2014(z)	0.95	0.95	(0.05)	(0.05)	159,236	358
Year ended May 31, 2013(z)	0.95	0.95	(0.07)	(0.07)	104,212	45
Year ended May 31, 2012(z)	1.00	0.95	(0.27)	(0.22)	78,077	143
Year ended May 31, 2011(z)	1.07	0.95	(0.30)	(0.17)	166,912	12
Ultra Russell2000
Six Months ended November 30, 2015 (Unaudited)	1.19	0.95	(0.06)	0.18	212,132	20
Year ended May 31, 2015	1.09	0.95	0.01	0.14	207,359	179
Year ended May 31, 2014	1.06	0.95	(0.24)	(0.13)	211,267	266
Year ended May 31, 2013	1.06	0.95	(0.37)	(0.26)	146,454	164
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29
Year ended May 31, 2011	1.16	0.95	(0.37)	(0.16)	272,027	43
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 379

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Six Months ended November 30, 2015 (Unaudited)	$60.00	$(0.03)	$(1.33)		$—		$(1.36)	$—	$—	$—	$—	$58.64	(2.26)%	(1.85)%
Year ended May 31, 2015(dd)	50.67	0.03	9.30		—		9.33	—	—	—	—	60.00	18.40	18.93
Year ended May 31, 2014(dd)	36.61	(0.19)	14.25		—		14.06	—	—	—	—	50.67	38.43	37.53
Year ended May 31, 2013(dd)	22.23	(0.08)	14.46		—		14.38	—	—	—	—	36.61	64.73	65.70
Year ended May 31, 2012(dd)	27.22	(0.02)	(4.96)		—	(h)	(4.98)	(0.01)	—	—	(0.01)	22.23	(18.33)	(18.47)
Year ended May 31, 2011(dd)	17.17	(0.02)	10.08		—	(h)	10.06	(0.01)	—	—	(0.01)	27.22	58.61	58.34
UltraPro S&P500®
Six Months ended November 30, 2015 (Unaudited)	70.85	0.20	(4.41	)(i)	—		(4.21)	(0.02)	—	—	(0.02)	66.62	(5.96)	(5.64)
Year ended May 31, 2015(dd)	54.18	0.29	16.59		—		16.88	(0.21)	—	—	(0.21)	70.85	31.19	31.31
Year ended May 31, 2014(x)(dd)	32.91	0.07	21.23		—		21.30	(0.03)	—	—	(0.03)	54.18	64.77	64.26
Year ended May 31, 2013(x)(dd)	17.11	0.03	15.78		—		15.81	(0.01)	—	—	(0.01)	32.91	92.52	92.88
Year ended May 31, 2012(x)(dd)	20.83	0.03	(3.75)		0.01		(3.71)	(0.01)	—	—	(0.01)	17.11	(17.80)	(17.78)
Year ended May 31, 2011(o)(x)(dd)	11.42	0.01	9.42		0.01		9.44	(0.03)	—	—	(0.03)	20.83	82.78	83.01

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Six Months ended November 30, 2015 (Unaudited)	1.65%	0.95%	(0.80)%	(0.10)%	$20,524	12%
Year ended May 31, 2015(dd)	1.44	0.95	(0.44)	0.05	20,999	17
Year ended May 31, 2014(dd)	1.79	0.95	(1.26)	(0.42)	22,803	16
Year ended May 31, 2013(dd)	1.58	0.95	(0.91)	(0.28)	27,454	39
Year ended May 31, 2012(dd)	1.27	0.95	(0.42)	(0.10)	23,337	13
Year ended May 31, 2011(dd)	1.32	0.95	(0.47)	(0.10)	49,000	12
UltraPro S&P500®
Six Months ended November 30, 2015 (Unaudited)	0.95	0.95	0.63	0.63	1,085,865	14
Year ended May 31, 2015(dd)	0.95	0.95	0.46	0.46	800,588	6
Year ended May 31, 2014(x)(dd)	0.95	0.95	0.17	0.17	568,904	38
Year ended May 31, 2013(x)(dd)	0.99	0.95	0.08	0.11	355,479	73
Year ended May 31, 2012(x)(dd)	1.00	0.95	0.17	0.22	273,721	90
Year ended May 31, 2011(o)(x)(dd)	1.03	0.95	0.01	0.10	270,748	70

See accompanying notes to the financial statements.

380 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro QQQ®
Six Months ended November 30, 2015 (Unaudited)	$115.02	$(0.14)	$5.99		$—	$5.85	$—	$—	$—	$—	$120.87	5.08%	5.24%
Year ended May 31, 2015	68.40	(0.13)	46.79		—	46.66	(0.04)	—	—	(0.04)	115.02	68.23	68.63
Year ended May 31, 2014(z)	35.99	0.14	32.27		—	32.41	—	—	—	—	68.40	90.05	89.36
Year ended May 31, 2013(z)	22.76	(0.07)	13.30		—	13.23	—	—	—	—	35.99	58.15	58.48
Year ended May 31, 2012(q)(z)	22.06	(0.07)	0.76		0.01	0.70	—	—	—	—	22.76	3.18	3.00
Year ended May 31, 2011(n)(q)(z)	11.36	(0.06)	10.75		0.01	10.70	—	—	—	—	22.06	94.21	94.24
UltraPro Dow30SM
Six Months ended November 30, 2015 (Unaudited)	72.98	0.27	(4.81	)(i)	—	(4.54)	—	—	—	—	68.44	(6.23)	(6.19)
Year ended May 31, 2015(dd)	58.26	0.41	14.57		—	14.98	(0.26)	—	—	(0.26)	72.98	25.77	25.92
Year ended May 31, 2014(dd)	42.68	0.31	15.51		—	15.82	(0.24)	—	—	(0.24)	58.26	37.17	37.57
Year ended May 31, 2013(dd)	23.02	0.08	19.63		—	19.71	(0.05)	—	—	(0.05)	42.68	85.66	85.05
Year ended May 31, 2012(r)(dd)	25.83	0.10	(2.80	)(i)	—	(2.70)	(0.11)	—	—	(0.11)	23.02	(10.46)	(10.36)
Year ended May 31, 2011(r)(dd)	13.58	0.09	12.22		0.01	12.32	(0.07)	—	—	(0.07)	25.83	90.95	90.97

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ®
Six Months ended November 30, 2015 (Unaudited)	1.01%	0.95%	(0.32)%	(0.26)%	$1,402,100	19%
Year ended May 31, 2015	1.01	0.95	(0.20)	(0.14)	1,035,208	9
Year ended May 31, 2014(z)	1.04	0.95	0.17	0.26	584,860	11
Year ended May 31, 2013(z)	1.06	0.95	(0.37)	(0.26)	212,363	65
Year ended May 31, 2012(q)(z)	1.08	0.95	(0.49)	(0.36)	193,446	21
Year ended May 31, 2011(n)(q)(z)	1.15	0.95	(0.58)	(0.38)	132,342	31
UltraPro Dow30SM
Six Months ended November 30, 2015 (Unaudited)	1.02	0.95	0.78	0.85	184,777	—
Year ended May 31, 2015(dd)	1.03	0.95	0.53	0.61	109,474	24
Year ended May 31, 2014(dd)	1.07	0.95	0.51	0.63	116,521	7
Year ended May 31, 2013(dd)	1.19	0.95	0.04	0.28	68,294	4
Year ended May 31, 2012(r)(dd)	1.12	0.95	0.30	0.47	43,743	29
Year ended May 31, 2011(r)(dd)	1.32	0.95	0.06	0.43	46,495	—	(j)

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 381

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro MidCap400
Six Months ended November 30, 2015 (Unaudited)	$65.87	$— (h)	$(9.39)	$—		$(9.39)	$—	$—	$—	$—	$56.48	(14.27)%	(14.22)%
Year ended May 31, 2015(dd)	49.74	0.06	16.13	—		16.19	(0.06)	—	—	(0.06)	65.87	32.55	32.42
Year ended May 31, 2014(dd)(x)	32.66	0.01	17.07	—		17.08	—	—	—	—	49.74	52.31	52.28
Year ended May 31, 2013(dd)(x)	16.25	(0.06)	16.47	—		16.41	—	—	—	—	32.66	101.00	101.22
Year ended May 31, 2012(dd)(x)	25.79	(0.07)	(9.47)	—	(h)	(9.54)	—	—	—	—	16.25	(36.99)	(37.05)
Year ended May 31, 2011(n)(dd)(x)	12.39	(0.04)	13.45	—	(h)	13.41	—	—	(0.01)	(0.01)	25.79	108.32	107.99
UltraPro Russell2000
Six Months ended November 30, 2015 (Unaudited)	102.22	(0.22)	(14.30)	—		(14.52)	—	—	—	—	87.70	(14.21)	(14.26)
Year ended May 31, 2015	80.13	(0.07)	22.16	—		22.09	—	—	—	—	102.22	27.55	27.25
Year ended May 31, 2014(x)	54.64	(0.23)	25.72	—		25.49	—	—	—	—	80.13	46.67	46.68
Year ended May 31, 2013(x)	26.38	(0.13)	28.40	—		28.27	(0.01)	—	—	(0.01)	54.64	107.19	107.94
Year ended May 31, 2012(x)	48.71	(0.03)	(22.31)	0.01		(22.33)	— (h)	—	—	— (h)	26.38	(45.84)	(46.07)
Year ended May 31, 2011(n)(x)	26.10	(0.11)	22.71	0.01		22.61	—	—	—	—	48.71	86.57	86.53

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro MidCap400
Six Months ended November 30, 2015 (Unaudited)	1.28%	0.95%	(0.32)%	—	%(k)	$39,533	27%
Year ended May 31, 2015(dd)	1.16	0.95	(0.10)	0.11		49,403	17
Year ended May 31, 2014(dd)(x)	1.43	0.95	(0.45)	0.02		44,770	11
Year ended May 31, 2013(dd)(x)	1.43	0.95	(0.74)	(0.26)		26,129	45
Year ended May 31, 2012(dd)(x)	1.40	0.95	(0.89)	(0.45)		22,748	115
Year ended May 31, 2011(n)(dd)(x)	1.27	0.95	(0.54)	(0.22)		46,415	35
UltraPro Russell2000
Six Months ended November 30, 2015 (Unaudited)	1.52	0.95	(1.07)	(0.49)		92,080	133
Year ended May 31, 2015	1.24	0.95	(0.37)	(0.08)		107,327	38
Year ended May 31, 2014(x)	1.27	0.95	(0.62)	(0.30)		188,317	62
Year ended May 31, 2013(x)	1.35	0.95	(0.75)	(0.35)		114,747	27
Year ended May 31, 2012(x)	1.39	0.95	(0.53)	(0.09)		84,407	93
Year ended May 31, 2011(n)(x)	1.54	0.95	(0.89)	(0.30)		73,060	116

See accompanying notes to the financial statements.

382 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Six Months ended November 30, 2015 (Unaudited)	$51.81	$0.15	$(12.29)	$—		$(12.14)	$—	$—	$—	$—	$39.67	(23.43)%	(23.49)%
Year ended May 31, 2015	54.10	0.29	(2.35)	—		(2.06)	(0.23)	—	—	(0.23)	51.81	(3.81)	(3.60)
Year ended May 31, 2014	39.31	0.22	16.59	—		16.81	(0.23)	(1.79)	—	(2.02)	54.10	43.91	43.65
Year ended May 31, 2013	30.02	0.32	9.16	—		9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84
Year ended May 31, 2012	54.30	0.13	(24.36)	—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)
Year ended May 31, 2011	29.38	(0.11)	25.05	0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2015 (Unaudited)	88.62	(0.29)	(18.09)	—		(18.38)	—	—	—	—	70.24	(20.74)	(20.76)
Year ended May 31, 2015(dd)	40.37	(0.47)	48.72	—		48.25	—	—	—	—	88.62	119.54	119.46
Year ended May 31, 2014(z)(dd)	24.35	(0.27)	16.29	—		16.02	—	—	—	—	40.37	65.81	65.58
Year ended May 31, 2013(u)(z)(dd)	11.89	(0.11)	12.57	—		12.46	—	—	—	—	24.35	104.80	104.41
Year ended May 31, 2012(u)(z)(dd)	10.11	(0.07)	1.85 (i)	—	(h)	1.78	—	—	—	—	11.89	17.59	17.84
Year ended May 31, 2011(u)(z)(dd)	5.75	(0.03)	4.40	—	(h)	4.37	—	—	(0.01)	(0.01)	10.11	76.12	74.60

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2015 (Unaudited)	1.19%	0.95%	0.49%	0.73%	$53,555	22%
Year ended May 31, 2015	1.09	0.95	0.41	0.55	76,413	9
Year ended May 31, 2014	1.07	0.95	0.38	0.50	117,660	100
Year ended May 31, 2013	1.04	0.95	0.82	0.91	123,811	13
Year ended May 31, 2012	1.00	0.95	0.29	0.34	157,581	28
Year ended May 31, 2011	1.00	0.95	(0.31)	(0.26)	350,206	6
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2015 (Unaudited)	1.02	0.95	(0.80)	(0.73)	779,697	19
Year ended May 31, 2015(dd)	1.04	0.95	(0.81)	(0.72)	979,243	41
Year ended May 31, 2014(z)(dd)	1.08	0.95	(0.88)	(0.75)	331,007	26
Year ended May 31, 2013(u)(z)(dd)	1.32	0.95	(1.01)	(0.65)	111,992	13
Year ended May 31, 2012(u)(z)(dd)	1.66	0.95	(1.43)	(0.72)	23,776	39
Year ended May 31, 2011(u)(z)(dd)	1.92	0.95	(1.39)	(0.42)	20,220	8

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 383

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Goods
Six Months ended November 30, 2015 (Unaudited)	$99.84	$0.45	$4.17	(i)	$—	$4.62	$(0.21)	$—	$—	$(0.21)	$104.25	4.63%	4.02%
Year ended May 31, 2015	85.15	0.87	14.41		—	15.28	(0.59)	—	—	(0.59)	99.84	18.00	18.88
Year ended May 31, 2014(x)	65.14	0.51	20.00		—	20.51	(0.50)	—	—	(0.50)	85.15	31.64	31.15
Year ended May 31, 2013(x)	42.69	0.34	22.37		—	22.71	(0.26)	—	—	(0.26)	65.14	53.43	52.91
Year ended May 31, 2012(x)	41.64	0.22	0.94		—	1.16	(0.11)	—	—	(0.11)	42.69	2.78	3.65
Year ended May 31, 2011(x)	25.21	0.22	16.41		0.01	16.64	(0.21)	—	—	(0.21)	41.64	66.45	65.87
Ultra Consumer Services
Six Months ended November 30, 2015 (Unaudited)	106.59	0.02	2.66	(i)	—	2.68	(0.03)	—	—	(0.03)	109.24	2.50	2.15
Year ended May 31, 2015	77.00	0.16	29.62		—	29.78	(0.19)	—	—	(0.19)	106.59	38.70	40.95
Year ended May 31, 2014(x)	54.44	0.07	22.54		—	22.61	(0.05)	—	—	(0.05)	77.00	41.55	39.21
Year ended May 31, 2013(x)	32.04	0.14	22.43		—	22.57	(0.17)	—	—	(0.17)	54.44	70.57	71.68
Year ended May 31, 2012(x)	29.03	(0.07)	3.08		—	3.01	—	—	—	—	32.04	10.37	10.92
Year ended May 31, 2011(x)	19.01	(0.04)	10.08		—	10.04	(0.02)	—	—	(0.02)	29.03	52.83	51.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Six Months ended November 30, 2015 (Unaudited)	1.55%	0.95%	0.30%	0.90%	$20,850	7%
Year ended May 31, 2015	1.55	0.95	0.34	0.94	19,968	34
Year ended May 31, 2014(x)	2.01	0.95	(0.36)	0.70	19,159	8
Year ended May 31, 2013(x)	1.76	0.95	(0.16)	0.65	19,543	36
Year ended May 31, 2012(x)	1.97	0.95	(0.46)	0.56	12,806	3
Year ended May 31, 2011(x)	1.63	0.95	0.03	0.71	18,738	6
Ultra Consumer Services
Six Months ended November 30, 2015 (Unaudited)	1.37	0.95	(0.39)	0.03	30,040	7
Year ended May 31, 2015	1.40	0.95	(0.27)	0.18	37,308	54
Year ended May 31, 2014(x)	1.57	0.95	(0.52)	0.10	23,101	3
Year ended May 31, 2013(x)	1.99	0.95	(0.70)	0.34	24,500	20
Year ended May 31, 2012(x)	2.37	0.95	(1.68)	(0.26)	9,613	163
Year ended May 31, 2011(x)	1.96	0.95	(1.18)	(0.17)	13,065	4

See accompanying notes to the financial statements.

384 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Six Months ended November 30, 2015 (Unaudited)	$74.75	$0.26	$0.21 (i)	$—		$0.47	$(0.20)	$—	$—	$(0.20)	$75.02	0.64%	0.65%
Year ended May 31, 2015(dd)	60.69	0.43	14.04	—		14.47	(0.41)	—	—	(0.41)	74.75	23.89	23.98
Year ended May 31, 2014(dd)	48.11	0.26	12.57	—		12.83	(0.25)	—	—	(0.25)	60.69	26.73	26.68
Year ended May 31, 2013(dd)	25.58	0.22	22.53	—		22.75	(0.22)	—	—	(0.22)	48.11	89.38	89.35
Year ended May 31, 2012(dd)	33.61	0.14	(8.04)	—	(h)	(7.90)	(0.13)	—	—	(0.13)	25.58	(23.49)	(23.49)
Year ended May 31, 2011(dd)	28.61	0.03	4.99	—	(h)	5.02	(0.02)	—	—	(0.02)	33.61	17.56	17.42
Ultra Gold Miners
Six Months ended November 30, 2015(ff) (Unaudited)	49.39	(0.13)	(28.02)	—		(28.15)	—	—	—	—	21.24	(57.42)	(57.47)
February 12, 2015* through May 31, 2015(ff)	60.00	(0.14)	(10.47)	—		(10.61)	—	—	—	—	49.39	(17.68)	(17.90)
Ultra Junior Miners
Six Months ended November 30, 2015(ff) (Unaudited)	52.83	(0.16)	(27.64)	—		(27.80)	—	—	—	—	25.03	(53.11)	(54.05)
February 12, 2015* through May 31, 2015(ff)	60.00	(0.14)	(7.03)	—		(7.17)	—	—	—	—	52.83	(11.94)	(11.95)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2015 (Unaudited)	0.96%	0.95%	0.70%	0.71%	$800,417	3%
Year ended May 31, 2015(dd)	0.96	0.95	0.61	0.62	823,692	7
Year ended May 31, 2014(dd)	0.97	0.95	0.47	0.48	805,284	3
Year ended May 31, 2013(dd)	0.97	0.95	0.63	0.65	789,907	11
Year ended May 31, 2012(dd)	0.96	0.95	0.53	0.54	711,696	26
Year ended May 31, 2011(dd)	0.95	0.95	0.09	0.09	1,192,045	8
Ultra Gold Miners
Six Months ended November 30, 2015(ff) (Unaudited)	3.76	0.95	(3.74)	(0.93)	2,124	—
February 12, 2015* through May 31, 2015(ff)	4.40	0.95	(4.39)	(0.94)	1,646	18
Ultra Junior Miners
Six Months ended November 30, 2015(ff) (Unaudited)	4.09	0.95	(4.08)	(0.94)	2,502	18
February 12, 2015* through May 31, 2015(ff)	4.23	0.95	(4.22)	(0.94)	2,642	50

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 385

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Six Months ended November 30, 2015 (Unaudited)	$74.54	$0.43	$(9.89)	$—		$(9.46)	$(0.04)	$—	$—	$(0.04)	$65.04	(12.69)%	(13.06)%
Year ended May 31, 2015(x)(dd)	46.63	0.09	27.94	—		28.03	(0.12)	—	—	(0.12)	74.54	60.18	61.20
Year ended May 31, 2014(x)(dd)	30.68	0.08	15.97	—		16.05	(0.10)	—	—	(0.10)	46.63	52.43	52.08
Year ended May 31, 2013(x)(dd)	16.91	0.12	13.76	—		13.88	(0.11)	—	—	(0.11)	30.68	82.39	81.10
Year ended May 31, 2012(x)(dd)	17.16	0.10	(0.24)	—		(0.14)	(0.11)	—	—	(0.11)	16.91	(0.76)	(0.01)
Year ended May 31, 2011(x)(dd)	10.80	0.10	6.37	—		6.47	(0.11)	—	—	(0.11)	17.16	60.20	58.70
Ultra Homebuilders & Supplies
June 22, 2015* through November 30, 2015 (Unaudited)	20.00	(0.04)	0.82	—		0.78	—	—	—	—	20.78	3.89	5.00
Ultra Industrials
Six Months ended November 30, 2015 (Unaudited)	118.63	0.24	(4.44)	—		(4.20)	(0.09)	—	—	(0.09)	114.34	(3.55)	(2.87)
Year ended May 31, 2015	107.43	0.71	10.98	—		11.69	(0.49)	—	—	(0.49)	118.63	10.90	10.89
Year ended May 31, 2014	72.89	0.34	34.41	—		34.75	(0.21)	—	—	(0.21)	107.43	47.71	46.54
Year ended May 31, 2013	44.27	0.15	28.59	—		28.74	(0.12)	—	—	(0.12)	72.89	65.01	66.00
Year ended May 31, 2012	54.37	0.15	(10.12)	—	(h)	(9.97)	(0.13)	—	—	(0.13)	44.27	(18.34)	(18.28)
Year ended May 31, 2011	33.39	0.23	20.85	0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2015 (Unaudited)	1.02%	0.95%	1.16%	1.23%	$146,341	12%
Year ended May 31, 2015(x)(dd)	1.03	0.95	0.06	0.14	231,069	22
Year ended May 31, 2014(x)(dd)	1.11	0.95	0.06	0.22	97,928	7
Year ended May 31, 2013(x)(dd)	1.18	0.95	0.30	0.53	73,641	5
Year ended May 31, 2012(x)(dd)	1.24	0.95	0.38	0.67	35,507	3
Year ended May 31, 2011(x)(dd)	1.26	0.95	0.53	0.83	51,469	6
Ultra Homebuilders & Supplies
June 22, 2015* through November 30, 2015 (Unaudited)	2.78	0.95	(2.29)	(0.45)	3,117	5
Ultra Industrials
Six Months ended November 30, 2015 (Unaudited)	1.52	0.95	(0.14)	0.44	22,867	9
Year ended May 31, 2015	1.32	0.95	0.26	0.64	35,589	23
Year ended May 31, 2014	1.47	0.95	(0.15)	0.37	32,230	27
Year ended May 31, 2013	1.62	0.95	(0.39)	0.28	21,867	141
Year ended May 31, 2012	1.39	0.95	(0.10)	0.35	19,921	9
Year ended May 31, 2011	1.31	0.95	0.17	0.54	53,015	40

*  Commencement of investment operations.

See accompanying notes to the financial statements.

386 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS								DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Six Months ended November 30, 2015 (Unaudited)	$52.04	$0.36		$(14.27)		$—		$(13.91)	$(0.16)	$—	$—	$(0.16)	$37.97	(26.81)%	(26.78)%
Year ended May 31, 2015	79.94	0.71		(28.06)		—		(27.35)	(0.55)	—	—	(0.55)	52.04	(34.31)	(33.64)
Year ended May 31, 2014	56.94	0.32		22.94		—		23.26	(0.26)	—	—	(0.26)	79.94	40.97	39.51
Year ended May 31, 2013	36.87	0.31		19.98		—		20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23
Year ended May 31, 2012	57.45	0.07		(20.60)		—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)
Year ended May 31, 2011	28.68	0.10		28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44
Ultra Oil & Gas Exploration & Production
June 22, 2015* through November 30, 2015(ff) (Unaudited)	60.00	—	(h)	(26.88	)(i)	—		(26.88)	—	—	(0.01)	(0.01)	33.11	(45.35)	(45.43)
Ultra Real Estate
Six Months ended November 30, 2015 (Unaudited)	101.64	0.72		1.03		—		1.75	(0.25)	—	—	(0.25)	103.14	1.73	1.72
Year ended May 31, 2015	88.73	1.14		12.75		—		13.89	(0.98)	—	—	(0.98)	101.64	15.69	15.70
Year ended May 31, 2014	78.54	1.10		10.11		—		11.21	(1.02)	—	—	(1.02)	88.73	14.58	14.42
Year ended May 31, 2013	59.34	0.63		18.95		—		19.58	(0.38)	—	—	(0.38)	78.54	33.08	33.36
Year ended May 31, 2012	63.84	0.57		(4.30)		—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)
Year ended May 31, 2011	39.93	0.39		23.92		0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2015 (Unaudited)	1.07%	0.95%	1.66%	1.79%	$126,264	5%
Year ended May 31, 2015	1.06	0.95	1.04	1.14	165,228	15
Year ended May 31, 2014	1.05	0.95	0.40	0.50	149,880	29
Year ended May 31, 2013	1.03	0.95	0.58	0.66	145,196	45
Year ended May 31, 2012	1.00	0.95	0.10	0.15	226,724	23
Year ended May 31, 2011	1.00	0.95	0.19	0.24	383,500	7
Ultra Oil & Gas Exploration & Production
June 22, 2015* through November 30, 2015(ff) (Unaudited)	3.85	0.95	(2.89)	0.02	1,655	36
Ultra Real Estate
Six Months ended November 30, 2015 (Unaudited)	1.02	0.95	1.40	1.46	240,241	10
Year ended May 31, 2015	1.00	0.95	1.09	1.13	252,012	14
Year ended May 31, 2014	1.00	0.95	1.44	1.49	308,713	84
Year ended May 31, 2013	0.99	0.95	0.83	0.87	367,516	48
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11
Year ended May 31, 2011	0.98	0.95	0.77	0.80	562,072	11

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 387

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra S&P Regional Banking
Six Months ended November 30, 2015 (Unaudited)	$98.55	$0.37	$15.11	$—		$15.48	$(0.36)	$—	$—	$(0.36)	$113.67	15.74%	15.24%
Year ended May 31, 2015	78.17	0.99	19.90	—		20.89	(0.51)	—	—	(0.51)	98.55	26.78	26.67
Year ended May 31, 2014	58.32	0.59	19.76	—		20.35	(0.50)	—	—	(0.50)	78.17	34.92	38.34
Year ended May 31, 2013	42.72	0.46	15.68	—		16.14	(0.54)	—	—	(0.54)	58.32	38.12	37.71
Year ended May 31, 2012	47.12	0.24	(4.44)	0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)
Year ended May 31, 2011	47.13	0.18	0.01	0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)
Ultra Semiconductors
Six Months ended November 30, 2015 (Unaudited)	103.24	0.24	(13.95)	—		(13.71)	—	—	—	—	89.53	(13.28)	(13.04)
Year ended May 31, 2015	64.83	0.57	38.66	—		39.23	(0.82)	—	—	(0.82)	103.24	60.68	61.09
Year ended May 31, 2014	42.34	0.32	22.56	—		22.88	(0.39)	—	—	(0.39)	64.83	54.33	53.24
Year ended May 31, 2013	33.55	0.26	8.76	—		9.02	(0.23)	—	—	(0.23)	42.34	27.07	27.26
Year ended May 31, 2012	45.20	0.05	(11.61)	—	(h)	(11.56)	(0.09)	—	—	(0.09)	33.55	(25.62)	(25.40)
Year ended May 31, 2011	31.90	(0.05)	13.39	0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P Regional Banking
Six Months ended November 30, 2015 (Unaudited)	2.23%	0.95%	(0.55)%	0.73%	$11,367	23%
Year ended May 31, 2015	2.43	0.95	(0.33)	1.14	9,855	77
Year ended May 31, 2014	1.69	0.95	(0.02)	0.72	11,725	23
Year ended May 31, 2013	4.32	0.95	(2.41)	0.96	2,916	62
Year ended May 31, 2012	4.26	0.95	(2.72)	0.59	4,272	49
Year ended May 31, 2011	1.85	0.95	(0.49)	0.41	4,712	29
Ultra Semiconductors
Six Months ended November 30, 2015 (Unaudited)	1.44	0.95	0.11	0.60	26,860	2
Year ended May 31, 2015	1.26	0.95	0.35	0.67	38,713	50
Year ended May 31, 2014	1.36	0.95	0.25	0.65	29,174	31
Year ended May 31, 2013	1.29	0.95	0.42	0.76	34,927	47
Year ended May 31, 2012	1.20	0.95	(0.10)	0.15	32,711	16
Year ended May 31, 2011	1.13	0.95	(0.31)	(0.13)	54,239	5

See accompanying notes to the financial statements.

388 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Six Months ended November 30, 2015 (Unaudited)	$83.37	$0.05	$(0.48)	$—		$(0.43)	$—	$—	$—	$—	$82.94	(0.52)%	(0.40)%
Year ended May 31, 2015(dd)	62.06	0.14	21.35	—		21.49	(0.18)	—	—	(0.18)	83.37	34.66	34.51
Year ended May 31, 2014(dd)	41.29	0.09	20.72	—		20.81	(0.04)	—	—	(0.04)	62.06	50.41	50.34
Year ended May 31, 2013(dd)	34.65	0.03	6.62	—		6.65	(0.01)	—	—	(0.01)	41.29	19.20	19.27
Year ended May 31, 2012(dd)	34.03	(0.11)	0.73	—	(h)	0.62	—	—	—	—	34.65	1.81	1.76
Year ended May 31, 2011(dd)	23.83	(0.09)	10.29	—	(h)	10.20	—	—	—	—	34.03	42.82	43.12
Ultra Telecommunications
Six Months ended November 30, 2015 (Unaudited)	92.72	0.40	(2.69)	—		(2.29)	(0.50)	—	—	(0.50)	89.93	(2.45)	(1.95)
Year ended May 31, 2015	92.56	1.14	(0.02)	—		1.12	(0.96)	—	—	(0.96)	92.72	1.19	4.28
Year ended May 31, 2014	69.07	0.82	23.51	—		24.33	(0.84)	—	—	(0.84)	92.56	35.51	28.00
Year ended May 31, 2013	44.32	0.31	24.64	—		24.95	(0.18)	—	(0.02)	(0.20)	69.07	56.40	59.22
Year ended May 31, 2012	65.87	0.22	(21.61)	0.01		(21.38)	(0.17)	—	—	(0.17)	44.32	(32.48)	(32.46)
Year ended May 31, 2011	37.63	0.29	28.53	0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Technology
Six Months ended November 30, 2015 (Unaudited)	1.06%	0.95%	0.03%	0.14%	$147,215	4%
Year ended May 31, 2015(dd)	1.04	0.95	0.10	0.19	166,731	14
Year ended May 31, 2014(dd)	1.07	0.95	0.07	0.18	148,937	44
Year ended May 31, 2013(dd)	1.12	0.95	(0.08)	0.08	123,865	65
Year ended May 31, 2012(dd)	1.09	0.95	(0.48)	(0.34)	83,159	4
Year ended May 31, 2011(dd)	1.06	0.95	(0.42)	(0.30)	127,624	6
Ultra Telecommunications
Six Months ended November 30, 2015 (Unaudited)	3.20	0.95	(1.33)	0.92	4,496	15
Year ended May 31, 2015	2.78	0.95	(0.60)	1.23	6,954	158
Year ended May 31, 2014	2.96	0.95	(1.01)	1.00	6,942	56
Year ended May 31, 2013	3.72	0.95	(2.24)	0.52	5,180	27
Year ended May 31, 2012	4.17	0.95	(2.77)	0.45	3,324	178
Year ended May 31, 2011	2.76	0.95	(1.22)	0.59	9,881	26

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 389

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Utilities
Six Months ended November 30, 2015 (Unaudited)	$94.52	$0.87	$(6.02)	$—	$(5.15)	$(0.90)	$—	$—	$(0.90)	$88.47	(5.40)%	(5.99)%
Year ended May 31, 2015	86.89	1.90	7.82 (i)	—	9.72	(2.09)	—	—	(2.09)	94.52	11.22	12.38
Year ended May 31, 2014	65.28	1.67	21.39	—	23.06	(1.45)	—	—	(1.45)	86.89	35.94	33.73
Year ended May 31, 2013	54.85	1.06	10.54	—	11.60	(1.17)	—	—	(1.17)	65.28	21.38	22.05
Year ended May 31, 2012	49.56	0.94	5.22	0.01	6.17	(0.88)	—	—	(0.88)	54.85	12.61	13.45
Year ended May 31, 2011	33.90	1.03	15.74	0.01	16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07
UltraPro Nasdaq Biotechnology
June 22, 2015* through November 30, 2015(gg) (Unaudited)	100.00	(0.18)	(42.95)	—	(43.13)	—	—	—	—	56.87	(43.13)	(43.49)
UltraPro Financial Select Sector
Six Months ended November 30, 2015 (Unaudited)	86.87	0.15	(1.95)	—	(1.80)	(0.08)	—	—	(0.08)	84.99	(2.08)	(1.88)
Year ended May 31, 2015	64.74	0.29	22.13	—	22.42	(0.29)	—	—	(0.29)	86.87	34.67	35.99
Year ended May 31, 2014(z)	46.72	0.35	17.84	—	18.19	(0.17)	—	—	(0.17)	64.74	38.96	35.79
July 10, 2012* through May 31, 2013(z)	20.00	0.02	26.74	—	26.76	(0.04)	—	—	(0.04)	46.72	133.94	137.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Utilities
Six Months ended November 30, 2015 (Unaudited)	1.53%	0.95%	1.36%	1.95%	$15,483	1%
Year ended May 31, 2015	1.33	0.95	1.61	1.99	33,081	7
Year ended May 31, 2014	1.74	0.95	1.47	2.26	32,585	5
Year ended May 31, 2013	1.65	0.95	1.03	1.74	14,688	4
Year ended May 31, 2012	1.70	0.95	1.09	1.84	16,454	4
Year ended May 31, 2011	1.61	0.95	1.85	2.51	14,868	5
UltraPro Nasdaq Biotechnology
June 22, 2015* through November 30, 2015(gg) (Unaudited)	1.23	0.95	(0.96)	(0.68)	51,178	56
UltraPro Financial Select Sector
Six Months ended November 30, 2015 (Unaudited)	2.10	0.95	(0.79)	0.37	12,749	42
Year ended May 31, 2015	2.01	0.95	(0.68)	0.38	13,030	18
Year ended May 31, 2014(z)	1.49	0.95	0.07	0.61	29,135	15
July 10, 2012* through May 31, 2013(z)	3.00	0.95	(1.98)	0.07	9,343	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

390 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Six Months ended November 30, 2015 (Unaudited)	$112.77	$(0.46)	$(18.09)	$—		$(18.55)	$—	$—	$—	$—	$94.22	(16.45)%	(17.56)%
Year ended May 31, 2015	118.73	(1.02)	(4.94)	—		(5.96)	—	—	—	—	112.77	(5.02)	(2.72)
Year ended May 31, 2014	87.25	(1.00)	32.42	0.06		31.48	—	—	—	—	118.73	36.09	31.08
Year ended May 31, 2013	53.57	(0.66)	34.33	0.01		33.68	—	—	—	—	87.25	62.86	71.65
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01		36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53
Ultra MSCI Emerging Markets
Six Months ended November 30, 2015 (Unaudited)	72.71	(0.25)	(23.71)	—		(23.96)	—	—	—	—	48.75	(32.95)	(33.74)
Year ended May 31, 2015	77.41	(0.71)	(3.99)	—	(h)	(4.70)	—	—	—	—	72.71	(6.07)	(6.17)
Year ended May 31, 2014	73.02	(0.66)	5.04	0.01		4.39	—	—	—	—	77.41	6.01	6.37
Year ended May 31, 2013	61.33	(0.66)	12.34	0.01		11.69	—	—	—	—	73.02	19.06	18.59
Year ended May 31, 2012	110.95	(0.62)	(49.00)	—		(49.62)	—	—	—	—	61.33	(44.72)	(44.37)
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2015 (Unaudited)	1.42%	0.95%	(1.39)%	(0.92)%	$35,334	—%
Year ended May 31, 2015	1.23	0.95	(1.21)	(0.93)	16,915	—
Year ended May 31, 2014	1.47	0.95	(1.46)	(0.94)	47,493	—
Year ended May 31, 2013	1.88	0.95	(1.82)	(0.88)	8,725	—
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Year ended May 31, 2011	2.42	0.95	(2.31)	(0.85)	9,474	—
Ultra MSCI Emerging Markets
Six Months ended November 30, 2015 (Unaudited)	1.32	0.95	(1.24)	(0.87)	17,063	—
Year ended May 31, 2015	1.20	0.95	(1.17)	(0.92)	47,259	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.94)	42,575	—
Year ended May 31, 2013	1.18	0.95	(1.10)	(0.87)	36,511	—
Year ended May 31, 2012	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)
Year ended May 31, 2011	1.33	0.95	(0.79)	(0.41)	33,284	163

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 391

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE Europe
Six Months ended November 30, 2015 (Unaudited)	$50.16	$(0.21)	$(7.85)	$—		$(8.06)	$—	$—	$—	$—	$42.10	(16.08)%	(16.05)%
Year ended May 31, 2015	56.07	(0.46)	(5.47)	0.02		(5.91)	—	—	—	—	50.16	(10.53)	(10.87)
Year ended May 31, 2014	37.32	(0.45)	19.16	0.04		18.75	—	—	—	—	56.07	50.25	50.35
Year ended May 31, 2013	21.30	(0.29)	16.30	0.01		16.02	—	—	—	—	37.32	75.17	75.23
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2015 (Unaudited)	39.23	(0.15)	(11.03)	—		(11.18)	—	—	—	—	28.05	(28.49)	(30.30)
Year ended May 31, 2015	44.19	(0.39)	(4.57)	—		(4.96)	—	—	—	—	39.23	(11.22)	(7.22)
Year ended May 31, 2014	36.11	(0.36)	8.11	0.33		8.08	—	—	—	—	44.19	22.37	15.95
Year ended May 31, 2013	24.27	(0.33)	12.16	0.01		11.84	—	—	—	—	36.11	48.80	56.64
Year ended May 31, 2012	39.99	(0.28)	(15.45)	0.01		(15.72)	—	—	—	—	24.27	(39.32)	(39.55)
Year ended May 31, 2011	22.09	(0.29)	18.19	—		17.90	—	—	—	—	39.99	81.03	75.04

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2015 (Unaudited)	1.19%	0.95%	(1.17)%	(0.92)%	$24,209	—%
Year ended May 31, 2015	1.25	0.95	(1.24)	(0.93)	42,639	—
Year ended May 31, 2014	1.34	0.95	(1.34)	(0.95)	28,035	—
Year ended May 31, 2013	2.39	0.95	(2.33)	(0.89)	9,330	—
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Year ended May 31, 2011	3.05	0.95	(2.95)	(0.86)	4,237	—
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2015 (Unaudited)	6.19	0.95	(6.17)	(0.93)	1,403	—
Year ended May 31, 2015	5.13	0.95	(5.12)	(0.94)	1,961	—
Year ended May 31, 2014	5.98	0.95	(5.98)	(0.95)	2,209	—
Year ended May 31, 2013	5.03	0.95	(4.97)	(0.89)	1,805	—
Year ended May 31, 2012	4.71	0.95	(4.68)	(0.92)	1,213	—
Year ended May 31, 2011	3.06	0.95	(2.97)	(0.87)	3,999	—

See accompanying notes to the financial statements.

392 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2015(ff) (Unaudited)	$63.69	$(0.19)	$(33.77)		$—		$(33.96)	$—	$—	$—	$—	$29.73	(53.79)%	(53.78)%
Year ended May 31, 2015(ff)	142.15	(0.93)	(77.53)		—		(78.46)	—	—	—	—	63.69	(55.19)	(56.87)
Year ended May 31, 2014(ff)	171.26	(1.27)	(27.86)		0.02		(29.11)	—	—	—	—	142.15	(17.00)	(13.81)
Year ended May 31, 2013(v)(ff)	178.69	(1.70)	(5.75	)(i)	0.02		(7.43)	—	—	—	—	171.26	(4.16)	(4.57)
Year ended May 31, 2012(v)(ff)	404.64	(2.51)	(223.44)		—	(h)	(225.95)	—	—	—	—	178.69	(55.84)	(55.58)
Year ended May 31, 2011(v)(ff)	304.62	(3.41)	103.31		0.12		100.02	—	—	—	—	404.64	32.86	41.06
Ultra FTSE China 50
Six Months ended November 30, 2015 (Unaudited)	92.53	(0.29)	(39.88)		—		(40.17)	—	—	—	—	52.36	(43.41)	(43.62)
Year ended May 31, 2015	52.45	(0.65)	40.72		0.01		40.08	—	—	—	—	92.53	76.43	77.23
Year ended May 31, 2014	49.01	(0.47)	3.91		—	(h)	3.44	—	—	—	—	52.45	7.03	6.76
Year ended May 31, 2013	41.13	(0.44)	8.32		—	(h)	7.88	—	—	—	—	49.01	19.16	18.81
Year ended May 31, 2012	80.35	(0.49)	(38.74)		0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03		19.98	—	—	—	—	80.35	33.10	32.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2015(ff) (Unaudited)	2.63%	0.95%	(2.54)%	(0.86)%	$3,465	—%
Year ended May 31, 2015(ff)	2.03	0.95	(2.00)	(0.92)	7,430	—
Year ended May 31, 2014(ff)	2.30	0.95	(2.29)	(0.94)	7,105	—
Year ended May 31, 2013(v)(ff)	1.87	0.95	(1.78)	(0.86)	8,560	—
Year ended May 31, 2012(v)(ff)	1.72	0.95	(1.68)	(0.91)	8,935	—
Year ended May 31, 2011(v)(ff)	1.70	0.95	(1.62)	(0.86)	16,860	—
Ultra FTSE China 50
Six Months ended November 30, 2015 (Unaudited)	1.24	0.95	(1.19)	(0.89)	24,873	—
Year ended May 31, 2015	1.16	0.95	(1.13)	(0.92)	74,026	—
Year ended May 31, 2014	1.19	0.95	(1.17)	(0.93)	41,960	—
Year ended May 31, 2013	1.22	0.95	(1.13)	(0.86)	39,205	—
Year ended May 31, 2012	1.22	0.95	(1.18)	(0.91)	24,676	—
Year ended May 31, 2011	1.27	0.95	(1.18)	(0.86)	44,195	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 393

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Japan
Six Months ended November 30, 2015 (Unaudited)	$102.43	$(0.43)	$(11.39)	$—	$(11.82)	$—	$—	$—	$—	$90.61	(11.54)%	(11.73)%
Year ended May 31, 2015	81.40	(0.81)	21.84	—	21.03	—	—	—	—	102.43	25.84	26.03
Year ended May 31, 2014	73.36	(0.76)	8.74	0.06	8.04	—	—	—	—	81.40	10.96	10.41
Year ended May 31, 2013	49.29	(0.56)	24.60	0.03	24.07	—	—	—	—	73.36	48.83	50.13
Year ended May 31, 2012	67.20	(0.55)	(17.37)	0.01	(17.91)	—	—	—	—	49.29	(26.65)	(27.37)
Year ended May 31, 2011	59.20	(0.60)	8.54	0.06	8.00	—	—	—	—	67.20	13.51	13.04
Ultra MSCI Mexico Capped IMI
Six Months ended November 30, 2015 (Unaudited)	32.43	(0.13)	(5.36)	—	(5.49)	—	—	—	—	26.94	(16.92)	(16.76)
Year ended May 31, 2015	42.06	(0.36)	(9.27)	—	(9.63)	—	—	—	—	32.43	(22.90)	(25.15)
Year ended May 31, 2014	45.46	(0.38)	(3.03)	0.01	(3.40)	—	—	—	—	42.06	(7.48)	(1.66)
Year ended May 31, 2013	29.27	(0.42)	16.61	—	16.19	—	—	—	—	45.46	55.30	44.40
Year ended May 31, 2012	41.50	(0.31)	(11.92)	—	(12.23)	—	—	—	—	29.27	(29.48)	(26.21)
Year ended May 31, 2011	26.65	(0.28)	15.12	0.01	14.85	—	—	—	—	41.50	55.72	58.83

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Six Months ended November 30, 2015 (Unaudited)	1.35%	0.95%	(1.33)%	(0.93)%	$15,858	—%
Year ended May 31, 2015	1.27	0.95	(1.25)	(0.93)	25,607	—
Year ended May 31, 2014	1.22	0.95	(1.20)	(0.93)	28,489	—
Year ended May 31, 2013	1.52	0.95	(1.47)	(0.90)	44,016	—
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—
Year ended May 31, 2011	1.87	0.95	(1.81)	(0.88)	43,679	—
Ultra MSCI Mexico Capped IMI
Six Months ended November 30, 2015 (Unaudited)	2.96	0.95	(2.89)	(0.88)	4,041	—
Year ended May 31, 2015	2.50	0.95	(2.46)	(0.92)	4,864	—
Year ended May 31, 2014	3.13	0.95	(3.13)	(0.95)	6,308	—
Year ended May 31, 2013	4.37	0.95	(4.32)	(0.90)	4,546	—
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—
Year ended May 31, 2011	4.03	0.95	(3.93)	(0.85)	2,075	—

See accompanying notes to the financial statements.

394 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2015 (Unaudited)	$57.01	$0.12		$(0.24)	$—	$(0.12)	$(0.15)	$—	$—	$(0.15)	$56.74	(0.21)%	0.27%
Year ended May 31, 2015	54.34	0.42		4.27 (i)	0.08	4.77	(2.10)	—	—	(2.10)	57.01	9.07	8.95
Year ended May 31, 2014	54.78	0.20		(0.05)	0.18	0.33	(0.77)	—	—	(0.77)	54.34	0.66	0.02
Year ended May 31, 2013	56.91	—	(h)	(2.20)	0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)
Year ended May 31, 2012(q)	43.53	0.09		13.26	0.04	13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22
Year ended May 31, 2011(q)	38.35	(0.10)		5.19	0.09	5.18	— (h)	—	—	— (h)	43.53	13.51	13.73
Ultra 20+ Year Treasury
Six Months ended November 30, 2015 (Unaudited)	77.32	0.55		(2.58)	—	(2.03)	(0.65)	—	—	(0.65)	74.64	(2.59)	(1.10)
Year ended May 31, 2015	64.98	0.93		12.22	—	13.15	(0.81)	—	—	(0.81)	77.32	20.32	19.64
Year ended May 31, 2014	62.23	0.14		2.65	0.02	2.81	(0.06)	—	—	(0.06)	64.98	4.54	3.46
Year ended May 31, 2013	74.98	0.36		(13.13)	0.05	(12.72)	(0.03)	—	—	(0.03)	62.23	(16.97)	(17.06)
Year ended May 31, 2012(q)	42.73	0.02		32.45	0.09	32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93
Year ended May 31, 2011(q)	40.38	0.39		2.24	0.05	2.68	(0.33)	—	—	(0.33)	42.73	6.74	6.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2015 (Unaudited)	1.22%	0.95%	0.14%	0.41%	$53,898	98%
Year ended May 31, 2015	1.02	0.95	0.69	0.77	62,710	349
Year ended May 31, 2014	0.96	0.95	0.38	0.38	1,931,642	739
Year ended May 31, 2013	0.99	0.95	(0.04)	— (k)	1,133,980	289
Year ended May 31, 2012(q)	1.06	0.95	0.07	0.17	600,388	146
Year ended May 31, 2011(q)	1.63	0.95	(0.92)	(0.25)	13,061	314
Ultra 20+ Year Treasury
Six Months ended November 30, 2015 (Unaudited)	1.17	0.95	1.27	1.49	48,517	9
Year ended May 31, 2015	1.15	0.95	0.99	1.19	57,991	48
Year ended May 31, 2014	1.51	0.95	(0.32)	0.25	29,243	146
Year ended May 31, 2013	1.65	0.95	(0.18)	0.52	18,669	163
Year ended May 31, 2012(q)	1.55	0.95	(0.56)	0.04	18,745	203
Year ended May 31, 2011(q)	1.42	0.95	0.47	0.93	25,637	79
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 395

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra High Yield
Six Months ended November 30, 2015 (Unaudited)	$60.00	$0.81	$(8.19)	$—		$(7.38)	$(0.83)	$—	$—	$(0.83)	$51.79	(12.40)%	(12.48)%
Year ended May 31, 2015	60.36	0.82	(0.68)	—		0.14	(0.50)	—	—	(0.50)	60.00	0.25	0.61
Year ended May 31, 2014	51.92	(0.18)	8.61	0.01		8.44	—	—	—	—	60.36	16.25	14.75
Year ended May 31, 2013	41.27	(0.43)	11.08	—	(h)	10.65	—	—	—	—	51.92	25.83	25.39
Year ended May 31, 2012	40.70	(0.37)	0.93 (i)	0.01		0.57	—	—	—	—	41.27	1.39	4.02
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74	0.01		0.70	—	—	—	—	40.70	1.75	0.70
Ultra Investment Grade Corporate
Six Months ended November 30, 2015 (Unaudited)	59.90	0.44	(1.17)	—		(0.73)	(0.43)	—	—	(0.43)	58.74	(1.21)	(1.24)
Year ended May 31, 2015	58.50	0.40	1.22	—		1.62	(0.22)	—	—	(0.22)	59.90	2.77	1.49
Year ended May 31, 2014	53.59	(0.20)	5.05 (i)	0.06		4.91	—	—	—	—	58.50	9.17	9.67
Year ended May 31, 2013	49.88	(0.49)	4.19	0.01		3.71	—	—	—	—	53.59	7.43	7.97
Year ended May 31, 2012	42.36	(0.42)	7.93	0.01		7.52	—	—	—	—	49.88	17.77	16.77
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40	0.01		2.36	—	—	—	—	42.36	5.89	6.27

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Six Months ended November 30, 2015 (Unaudited)	6.53%	0.95%	(2.65)%	2.94%	$2,590	5%
Year ended May 31, 2015	5.91	0.95	(3.58)	1.38	3,000	387
Year ended May 31, 2014	6.25	0.95	(5.63)	(0.33)	3,018	47
Year ended May 31, 2013	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—
April 13, 2011* through May 31, 2011	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Six Months ended November 30, 2015 (Unaudited)	5.80	0.95	(3.34)	1.51	2,937	5
Year ended May 31, 2015	5.60	0.95	(4.00)	0.66	2,995	—
Year ended May 31, 2014	4.91	0.95	(4.34)	(0.38)	2,925	—
Year ended May 31, 2013	3.05	0.95	(2.98)	(0.89)	5,359	—	(j)
Year ended May 31, 2012	3.07	0.95	(3.04)	(0.92)	2,494	—
April 13, 2011* through May 31, 2011	5.74	0.95	(5.73)	(0.94)	4,236	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

396 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Less than 0.005%.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.

(ff)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

(gg)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 13, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 397

NOTES TO FINANCIAL STATEMENTS

398 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 129 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of ProShares High Yield — Interest Rate Hedged, ProShares Investment Grade — Interest Rate Hedged, ProShares USD Covered Bond, ProShares Short Term USD Emerging Markets Bond ETF, ProShares 30 Year TIPS/TSY Spread, ProShares CDS North American HY Credit ETF, ProShares CDS Short North American Credit ETF, ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 3-7 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares UltraShort 20+ Year Treasury, ProShares UltraShort TIPS, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV each of ProShares Hedged FTSE Japan ETF, ProShares German Sovereign/Sub-Sovereign ETF, ProShares Hedged FTSE Europe ETF, ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically determined at 11:00 a.m., 11:15 a.m., 11:30 a.m., 11:30 a.m., and 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:00 p.m., 4:15 p.m., 4:30 p.m., 4:30 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

ProShares UltraShort Telecommunications was liquidated on September 30, 2015.

The following Funds had name changes during the period:

Formerly	Name (effective November 4, 2015)
ProShares UltraPro Short Financials	ProShares UltraPro Short Financial Select Sector
ProShares UltraPro Financials	ProShares UltraPro Financial Select Sector

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by ProShares Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 399

may also be valued at amortized cost, which approximates value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3, or Level 2 and 3 as of November 30, 2015, based on levels assigned to securities on May 31, 2015. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of November 30, 2015, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest		Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Morningstar Alternatives Solution ETF	—	—	—	$26,915,541		—	—	—	$132,712	—	—	$27,048,253	—
DJ Brookfield Global Infrastructure ETF	$18,789,651	$1,310	—	16,550	(2)	$81	—	—	61,357	—	—	18,868,949	—
Global Listed Private Equity ETF	12,285,823	—	—	—		—	—	—	51,435	—	—	12,337,258	—
Large Cap Core Plus	380,121,328	—	—	—		—	—	—	21,890,263	$4,901,849	—	402,011,591	$4,901,849
S&P 500 Dividend Aristocrats ETF	973,496,755	—	—	—		—	—	—	703,467	—	—	974,200,222	—
S&P MidCap 400 Dividend Aristocrats ETF	13,218,555	—	—	—		—	—	—	25,865	—	—	13,244,420	—
Russell 2000 Dividend Growers ETF	9,409,820	—	—	—		—	—	—	33,351	—	—	9,443,171	—

400 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

			LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
			Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest		Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
MSCI EAFE Dividend Growers ETF			$16,444,187	—	—	—		—	—	—	$5,603	—	—	$16,449,790	—
MSCI Europe Dividend Growers ETF			4,000,136	—	—	—		—	—	—	1,670	—	—	4,001,806	—
S&P 500 Ex-Energy ETF			4,280,367	—	—	—		—	—	—	7,166	—	—	4,287,533	—
S&P 500 Ex-Financials ETF			4,276,682	—	—	—		—	—	—	12,890	—	—	4,289,572	—
S&P 500 Ex-Health Care ETF			4,318,962	—	—	—		—	—	—	16,216	—	—	4,335,178	—
S&P 500 Ex-Technology ETF			4,251,639	—	—	—		—	—	—	6,958	—	—	4,258,597	—
Hedged FTSE Europe ETF			24,118,244	$5,189	—	$723		—	—	—	31,840	—	$867,006	24,155,996	$867,006
Hedged FTSE Japan ETF			27,896,178	—	—	—		—	—	—	8,479	—	585,356	27,904,657	585,356
High Yield-Interest Rate Hedged			—	—	$(28,797)	—		—	$98,333,426	—	2,464,101	—	—	100,797,527	(28,797)
Investment Grade- Interest Rate Hedged			—	—	(224,514)	—		—	137,431,720	—	3,219,965	—	—	140,651,685	(224,514)
USD	Cov	ered Bond	—	—	—	—		—	6,505,971	—	301,516	—	—	6,807,487	—
German Sovereign/ Sub-Sovereign ETF			—	—	—	—		—	346,135	$3,084,679	16,244	—	—	3,447,058	—
Short Term USD Emerging Markets Bond ETF			—	—	—	—		—	2,213,684	5,411,307	77,558	—	—	7,702,549	—
Hedge Replication ETF			4,773,795	—	112,489	26	(1)	—	—	27,790,042	6,508,365	$653,311	—	39,072,228	765,800
Merger ETF			6,935,254	—	—	—		—	—	—	274,621	(31,049)	(4,928)	7,209,875	(35,977)
RAFI® Long/Short			42,722,276	—	—	—		—	—	—	821,453	213,569	—	43,543,729	213,569
30 Year TIPS/TSY Spread			—	—	—	—		—	2,605,506	—	172,998	(181,222)	—	2,778,504	(181,222)
CDS North American HY Credit ETF			—	—	—	—		—	—	—	5,517,112	188,035	—	5,517,112	188,035
CDS Short North American HY Credit ETF			—	—	—	—		—	—	—	7,382,468	(239,630)	—	7,382,468	(239,630)
Short S&P500®			—	—	(4,305,270)	—		—	—	1,254,778,619	570,066,725	(71,330,690)	—	1,824,845,344	(75,635,960)
Short QQQ®			—	—	(172,539)	—		—	—	214,988,471	71,160,461	(25,327,865)	—	286,148,932	(25,500,404)
Short Dow30SM			—	—	(550,633)	—		—	—	284,870,477	77,994,209	(16,186,140)	—	362,864,686	(16,736,773)
Short MidCap400			—	—	(6,689)	—		—	—	12,999,935	7,999,297	(293,550)	—	20,999,232	(300,239)
Short Russell2000			—	—	(1,460,993)	—		—	—	354,853,317	94,024,895	(23,938,935)	—	448,878,212	(25,399,928)
Short SmallCap600			—	—	—	—		—	—	4,999,998	8,387,334	(204,212)	—	13,387,332	(204,212)
UltraShort S&P500®			—	—	(2,032,243)	—		—	—	1,279,661,112	340,293,398	(114,457,648)	—	1,619,954,510	(116,489,891)
UltraShort QQQ®			—	—	19,199	—		—	—	304,898,829	101,621,913	(61,116,788)	—	406,520,742	(61,097,589)
UltraShort Dow30SM			—	—	(347,731)	—		—	—	139,932,203	104,799,034	(22,091,501)	—	244,731,237	(22,439,232)
UltraShort MidCap400			—	—	(4,401)	—		—	—	3,999,951	3,547,267	(221,899)	—	7,547,218	(226,300)
UltraShort Russell2000			—	—	(252,364)	—		—	—	144,946,491	38,970,845	(11,828,602)	—	183,917,336	(12,080,966)
UltraShort SmallCap600			—	—	—	—		—	—	1,389,690	2,598,488	(13,332)	—	3,988,178	(13,332)
UltraPro Short S&P500®			—	—	230,299	—		—	—	474,900,953	131,478,126	(56,448,850)	—	606,379,079	(56,218,551)
UltraPro Short QQQ®			—	—	143,472	—		—	—	269,924,630	183,095,944	(38,718,596)	—	453,020,574	(38,575,124)
UltraPro Short Dow30SM			—	—	(67,544)	—		—	—	139,942,259	37,715,605	(24,272,905)	—	177,657,864	(24,340,449)
UltraPro Short MidCap400			—	—	(6,632)	—		—	—	—	4,807,365	(282,992)	—	4,807,365	(289,624)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 401

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short Russell2000	—	—	$(51,606)	—	—	—	$39,993,730	$50,674,308	$(16,483,225)	—	$90,668,038	$(16,534,831)
Short Basic Materials	—	—	—	—	—	—	499,956	569,497	(9,200)	—	1,069,453	(9,200)
Short Financials	—	—	—	—	—	—	18,998,716	4,711,999	(1,651,196)	—	23,710,715	(1,651,196)
Short Oil & Gas	—	—	—	—	—	—	5,999,992	6,368,404	540,305	—	12,368,396	540,305
Short Real Estate	—	—	—	—	—	—	25,498,348	6,227,017	(3,818,024)	—	31,725,365	(3,818,024)
Short S&P Regional Banking	—	—	—	—	—	—	—	1,140,136	(153,732)	—	1,140,136	(153,732)
UltraShort Basic Materials	—	—	—	—	—	—	9,999,995	8,502,095	(5,004,521)	—	18,502,090	(5,004,521)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	92,049,754	25,116,303	(11,018,356)	—	117,166,057	(11,018,356)
UltraShort Consumer Goods	—	—	—	—	—	—	—	2,236,867	(193,012)	—	2,236,867	(193,012)
UltraShort Consumer Services	—	—	—	—	—	—	73,961	2,584,678	(672,817)	—	2,658,639	(672,817)
UltraShort Financials	—	—	—	—	—	—	23,987,687	26,298,458	(8,687,752)	—	50,286,145	(8,687,752)
UltraShort Gold Miners	—	—	—	—	—	—	—	73,913	754,394	—	73,913	754,394
UltraShort Junior Miners	—	—	—	—	—	—	—	761,339	667,616	—	761,339	667,616
UltraShort Health Care	—	—	—	—	—	—	1,999,998	2,057,492	(35,021)	—	4,057,490	(35,021)
UltraShort Homebuilders & Supplies	—	—	—	—	—	—	—	1,828,161	(235,247)	—	1,828,161	(235,247)
UltraShort Industrials	—	—	—	—	—	—	2,999,998	2,108,014	(113,657)	—	5,108,012	(113,657)
UltraShort Oil & Gas	—	—	—	—	—	—	33,605,499	8,538,470	(2,752,242)	—	42,143,969	(2,752,242)
UltraShort Oil & Gas Exploration & Production	—	—	—	—	—	—	—	1,920,642	463,117	—	1,920,642	463,117
UltraShort Real Estate	—	—	—	—	—	—	24,989,065	7,844,848	(4,900,167)	—	32,833,913	(4,900,167)
UltraShort Semiconductors	—	—	—	—	—	—	1,699,128	1,581,951	(899,860)	—	3,281,079	(899,860)
UltraShort Technology	—	—	—	—	—	—	3,999,998	2,940,300	(667,671)	—	6,940,298	(667,671)
UltraShort Utilities	—	—	—	—	—	—	—	3,252,869	(325,923)	—	3,252,869	(325,923)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	—	7,180,742	590,378	—	7,180,742	590,378
UltraPro Short Financial Select Sector	—	—	—	—	—	—	—	3,804,980	(72,035)	—	3,804,980	(72,035)
Short MSCI EAFE	—	—	—	—	—	—	54,994,784	23,595,805	(416,778)	—	78,590,589	(416,778)
Short MSCI Emerging Markets	—	—	—	—	—	—	304,908,939	173,397,700	(27,779,664)	—	478,306,639	(27,779,664)
Short FTSE China 50	—	—	—	—	—	—	6,999,996	2,655,828	(611,979)	—	9,655,824	(611,979)
UltraShort MSCI EAFE	—	—	—	—	—	—	2,999,998	1,798,852	127,516	—	4,798,850	127,516
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	52,993,553	16,082,002	524,461	—	69,075,555	524,461
UltraShort FTSE Europe	—	—	—	—	—	—	17,999,991	24,498,570	1,771,676	—	42,498,561	1,771,676
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	658,518	(149,120)	—	658,518	(149,120)
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	18,496,161	10,881,699	3,317,792	—	29,377,860	3,317,792
UltraShort FTSE China 50	—	—	—	—	—	—	35,997,477	29,026,515	(6,287,593)	—	65,023,992	(6,287,593)
UltraShort MSCI Japan	—	—	—	—	—	—	7,999,052	6,973,005	(124,607)	—	14,972,057	(124,607)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	—	1,171,526	83,901	—	1,171,526	83,901
Short 7-10 Year Treasury	—	—	(670)	—	—	—	16,998,868	17,875,343	(278,843)	—	34,874,211	(279,513)

402 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest		Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short 20+ Year Treasury	—	—	$(38,133)	—		—	—	$624,845,019	$214,699,077	$(11,804,055)	—	$839,544,096	$(11,842,188)
Short High Yield	—	—	—	—		—	—	61,974,344	111,406,239	393,426	—	173,380,583	393,426
Short Investment Grade Corporate	—	—	—	—		—	—	—	2,768,743	(189,093)	—	2,768,743	(189,093)
UltraShort 3-7 Year Treasury	—	—	—	—		—	—	—	2,632,480	(77,025)	—	2,632,480	(77,025)
UltraShort 7-10 Year Treasury	—	—	(1,192)	—		—	—	149,940,800	51,942,609	(5,373,054)	—	201,883,409	(5,374,246)
UltraShort 20+ Year Treasury	—	—	(51,375)	—		—	—	1,884,336,660	868,434,394	(29,751,808)	—	2,752,771,054	(29,803,183)
UltraShort TIPS	—	—	—	—		—	—	—	1,065,943	41,411	—	1,065,943	41,411
UltraPro Short 20+ Year Treasury	—	—	(3,252)	—		—	—	—	93,103,047	2,723,127	—	93,103,047	2,719,875
Ultra S&P500®	$1,606,571,249	—	13,033,148	—		—	—	85,949,096	121,320,880	71,186,961	—	1,813,841,225	84,220,109
Ultra QQQ®	824,112,209	—	5,694,163	—		—	—	62,991,341	68,111,432	68,375,276	—	955,214,982	74,069,439
Ultra Dow30SM	197,729,382	—	1,592,359	—		—	—	15,496,272	10,611,345	4,557,389	—	223,836,999	6,149,748
Ultra MidCap400	108,913,026	—	886,491	—		—	—	4,998,380	6,496,324	473,059	—	120,407,730	1,359,550
Ultra Russell2000	161,093,848	—	1,249,742	$2,483	(1)	$168,590	—	—	44,348,032	3,915,560	—	205,612,953	5,165,302
Ultra SmallCap600	15,489,890	—	—	—		—	—	—	3,704,317	2,936,774	—	19,194,207	2,936,774
UltraPro S&P500®	802,980,257	—	6,353,673	—		—	—	—	49,833,406	184,109,466	—	852,813,663	190,463,139
UltraPro QQQ®	880,823,004	—	4,444,797	—		—	—	—	49,454,097	459,326,990	—	930,277,101	463,771,787
UltraPro Dow30SM	137,488,378	—	578,083	—		—	—	—	8,527,510	29,797,740	—	146,015,888	30,375,823
UltraPro MidCap400	24,697,378	—	16,968	—		—	—	—	924,906	13,186,775	—	25,622,284	13,203,743
UltraPro Russell2000	49,003,856	—	329,769	461	(1)	13,859	—	—	3,062,896	38,497,600	—	52,081,072	38,827,369
Ultra Basic Materials	44,253,848	—	—	—		—	—	—	9,422,203	(4,192,810)	—	53,676,051	(4,192,810)
Ultra Nasdaq Biotechnology	481,344,064	—	—	—		—	—	—	68,260,833	237,141,363	—	549,604,897	237,141,363
Ultra Consumer Goods	15,447,404	—	—	—		—	—	—	2,454,581	2,848,637	—	17,901,985	2,848,637
Ultra Consumer Services	21,923,536	—	—	—		—	—	—	2,544,301	5,636,950	—	24,467,837	5,636,950
Ultra Financials	653,756,520	—	—	—		—	—	49,978,577	38,858,710	58,359,924	—	742,593,807	58,359,924
Ultra Gold Miners	1,227,118	—	—	—		—	—	—	664,858	(624,375)	—	1,891,976	(624,375)
Ultra Junior Miners	1,627,374	—	—	—		—	—	—	667,239	(645,228)	—	2,294,613	(645,228)
Ultra Health Care	98,486,141	—	—	—		—	—	—	12,205,713	36,378,789	—	110,691,854	36,378,789
Ultra Homebuilders & Supplies	2,314,554	—	—	—		—	—	—	689,086	145,569	—	3,003,640	145,569
Ultra Industrials	16,046,361	—	—	—		—	—	—	1,100,224	5,538,345	—	17,146,585	5,538,345
Ultra Oil & Gas	104,719,434	—	—	—		—	—	14,998,671	8,685,316	(8,932,992)	—	128,403,421	(8,932,992)
Ultra Oil & Gas Exploration & Production	1,294,486	—	—	—		—	—	—	653,708	(337,102)	—	1,948,194	(337,102)
Ultra Real Estate	166,660,718	—	—	—		—	—	8,997,081	10,964,816	53,436,541	—	186,622,615	53,436,541
Ultra S&P Regional Banking	8,406,589	—	—	—		—	—	—	935,619	2,022,535	—	9,342,208	2,022,535
Ultra Semiconductors	19,403,739	—	—	—		—	—	—	6,354,085	1,289,794	—	25,757,824	1,289,794
Ultra Technology	105,313,292	—	—	—		—	—	—	8,677,783	32,500,267	—	113,991,075	32,500,267
Ultra Telecommunications	3,420,767	—	—	—		17,370	—	—	321,930	700,421	—	3,760,067	700,421
Ultra Utilities	12,316,211	—	—	—		—	—	—	3,292,288	(364,405)	—	15,608,499	(364,405)
UltraPro Nasdaq Biotechnology	40,652,396	—	—	—		—	—	—	4,344,836	6,129,849	—	44,997,232	6,129,849
UltraPro Financial Select Sector	9,773,206	—	—	—		—	—	—	3,085,487	43,259	—	12,858,693	43,259
Ultra MSCI EAFE	—	—	—	—		—	—	9,696,531	26,885,762	(2,065,191)	—	36,582,293	(2,065,191)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 403

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra MSCI Emerging Markets	—	—	—	—	—	—	$15,997,866	$2,580,435	$(4,344,351)	—	$18,578,301	$(4,344,351)
Ultra FTSE Europe	—	—	—	—	—	—	9,992,260	6,426,228	491,160	—	16,418,488	491,160
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	759,905	(67,738)	—	759,905	(67,738)
Ultra MSCI Brazil Capped	—	—	—	—	—	—	2,081,988	2,438,632	(3,174,758)	—	4,520,620	(3,174,758)
Ultra FTSE China 50	—	—	—	—	—	—	4,998,380	11,069,099	(266,321)	—	16,067,479	(266,321)
Ultra MSCI Japan	—	—	—	—	—	—	2,999,190	7,153,796	1,432,584	—	10,152,986	1,432,584
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	1,998,974	1,097,054	(803,963)	—	3,096,028	(803,963)
Ultra 7-10 Year Treasury	—	—	$410	—	—	$42,835,620	7,993,488	6,843,008	(6,134,585)	—	57,672,116	(6,134,175)
Ultra 20+ Year Treasury	—	—	2,302	—	—	34,006,947	—	14,916,301	706,492	—	48,923,248	708,794
Ultra High Yield	$1,975,178	—	—	—	—	—	—	273,355	(112,454)	—	2,248,533	(112,454)
Ultra Investment Grade Corporate	2,228,369	—	—	—	—	—	—	402,760	69,346	—	2,631,129	69,346

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1)  Common Stocks (6D Global Technologies, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ trading halt imposed on September 10, 2015.

(2)  Common Stocks (Shenzhen Expressway Co. Ltd.) transferred from Level 1 to Level 2 during the period due to a Hong Kong Stock Exchange trading halt imposed on November 30, 2015.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares DJ Brookfield Global Infrastructure ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

404 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

On November 30, 2015, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.07%, dated 11/30/15, due 12/01/15 (1)	Barclays Capital, Inc., 0.10%, dated 11/30/15, due 12/01/15 (2)	Barclays Capital, Inc., 0.12%, dated 11/30/15, due 12/01/15 (3)	BNP Paribas Securities Corp., 0%, dated 11/30/15, due 12/01/15 (4)	BNP Paribas Securities Corp., 0.12%, dated 11/30/15, due 12/01/15 (5)	BNP Paribas Securities Corp., 0.13%, dated 11/30/15, due 12/01/15 (6)	Credit Suisse (USA) LLC, 0.11%, dated 11/30/15, due 12/01/15 (7)	Credit Suisse (USA) LLC, 0.12%, dated 11/30/15, due 12/01/15 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, dated 11/30/15, due 12/01/15 (9)	Total
Morningstar Alternatives Solution ETF	$4,637	$12,119	$30,143	$10,820	$24,733	$9,275	$17,026	$3,092	$20,867	$132,712
DJ Brookfield Global Infrastructure ETF	2,144	5,603	13,936	5,003	11,435	4,288	7,872	1,429	9,647	61,357
Global Listed Private Equity ETF	1,797	4,697	11,682	4,194	9,586	3,595	6,599	1,198	8,087	51,435
Large Cap Core Plus	764,908	1,998,960	4,971,904	1,784,786	4,079,511	1,529,817	2,808,351	509,939	3,442,087	21,890,263
S&P 500 Dividend Aristocrats ETF	24,581	64,239	159,778	57,356	131,100	49,162	90,249	16,387	110,615	703,467
S&P MidCap 400 Dividend Aristocrats ETF	904	2,362	5,875	2,109	4,820	1,808	3,318	603	4,066	25,865
Russell 2000 Dividend Growers ETF	1,165	3,045	7,575	2,719	6,215	2,331	4,279	777	5,245	33,351
MSCI EAFE Dividend Growers ETF	196	512	1,273	457	1,044	392	719	130	880	5,603
MSCI Europe Dividend Growers ETF	58	152	379	136	311	117	214	39	264	1,670
S&P 500® Ex-Energy ETF	250	654	1,628	584	1,335	501	919	167	1,128	7,166
S&P 500® Ex-Financials ETF	450	1,177	2,928	1,051	2,402	901	1,654	300	2,027	12,890
S&P 500® Ex-Health Care ETF	567	1,481	3,683	1,322	3,022	1,133	2,080	378	2,550	16,216
S&P 500® Ex-Technology ETF	243	635	1,580	567	1,297	486	893	162	1,095	6,958
Hedged FTSE Europe ETF	1,113	2,908	7,232	2,596	5,934	2,225	4,085	741	5,006	31,840
Hedged FTSE Japan ETF	296	774	1,926	691	1,580	593	1,088	198	1,333	8,479
High Yield-Interest Rate Hedged	86,103	225,015	559,668	200,906	459,214	172,205	316,125	57,402	387,463	2,464,101
Investment Grade — Interest Rate Hedged	112,514	294,039	731,346	262,535	600,079	225,029	413,096	75,010	506,317	3,219,965
USD Covered Bond	10,536	27,534	68,483	24,584	56,191	21,072	38,682	7,024	47,410	301,516
German Sovereign/ Sub-Sovereign ETF	568	1,483	3,689	1,324	3,027	1,135	2,085	379	2,554	16,244
Short Term USD Emerging Markets Bond ETF	2,710	7,082	17,616	6,324	14,454	5,420	9,950	1,806	12,196	77,558
Hedge Replication ETF	227,421	594,326	1,478,235	530,649	1,212,911	454,842	834,973	151,614	1,023,394	6,508,365
Merger ETF	9,596	25,078	62,374	22,391	51,179	19,192	35,232	6,397	43,182	274,621
RAFI® Long/Short	28,704	75,013	186,574	66,976	153,088	57,408	105,386	19,136	129,168	821,453
30 Year TIPS/TSY Spread	6,045	15,798	39,293	14,105	32,240	12,090	22,194	4,030	27,203	172,998
CDS North American HY Credit ETF	192,784	503,808	1,253,094	449,828	1,028,179	385,567	707,803	128,522	867,527	5,517,112
CDS Short North American HY Credit ETF	257,965	674,147	1,676,769	601,917	1,375,811	515,929	947,113	171,976	1,160,841	7,382,468
Short S&P500®	19,919,759	52,056,970	129,478,434	46,479,438	106,238,715	39,839,517	73,135,137	13,279,839	89,638,916	570,066,725
Short QQQ®	2,486,550	6,498,183	16,162,573	5,801,949	13,261,598	4,973,099	9,129,335	1,657,700	11,189,474	71,160,461
Short Dow30SM	2,725,340	7,122,223	17,714,712	6,359,127	14,535,148	5,450,681	10,006,052	1,816,894	12,264,032	77,994,209
Short MidCap400	279,518	730,474	1,816,869	652,209	1,490,764	559,037	1,026,248	186,346	1,257,832	7,999,297
Short Russell2000	3,285,498	8,586,102	21,355,739	7,666,163	17,522,658	6,570,997	12,062,664	2,190,332	14,784,742	94,024,895
Short SmallCap600	293,077	765,909	1,905,003	683,848	1,563,079	586,155	1,076,030	195,385	1,318,848	8,387,334
UltraShort S&P500®	11,890,823	31,074,684	77,290,349	27,745,253	63,417,722	23,781,646	43,657,002	7,927,216	53,508,703	340,293,398
UltraShort QQQ®	3,550,960	9,279,842	23,081,239	8,285,573	18,938,452	7,101,920	13,037,303	2,367,306	15,979,318	101,621,913
UltraShort Dow30SM	3,661,977	9,569,968	23,802,853	8,544,614	19,530,546	7,323,956	13,444,903	2,441,318	16,478,899	104,799,034
UltraShort MidCap400	123,952	323,927	805,686	289,220	661,075	247,904	455,087	82,634	557,782	3,547,267
UltraShort Russell2000	1,361,753	3,558,713	8,851,392	3,177,423	7,262,681	2,723,505	4,999,656	907,835	6,127,887	38,970,845
UltraShort SmallCap600	90,799	237,287	590,191	211,863	484,259	181,597	333,366	60,532	408,594	2,598,488
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 405

Fund Name	Barclays Capital, Inc., 0.07%, dated 11/30/15, due 12/01/15 (1)	Barclays Capital, Inc., 0.10%, dated 11/30/15, due 12/01/15 (2)	Barclays Capital, Inc., 0.12%, dated 11/30/15, due 12/01/15 (3)	BNP Paribas Securities Corp., 0%, dated 11/30/15, due 12/01/15 (4)	BNP Paribas Securities Corp., 0.12%, dated 11/30/15, due 12/01/15 (5)	BNP Paribas Securities Corp., 0.13%, dated 11/30/15, due 12/01/15 (6)	Credit Suisse (USA) LLC, 0.11%, dated 11/30/15, due 12/01/15 (7)	Credit Suisse (USA) LLC, 0.12%, dated 11/30/15, due 12/01/15 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, dated 11/30/15, due 12/01/15 (9)	Total
UltraPro Short S&P500®	$4,594,221	$12,006,232	$29,862,437	$10,719,849	$24,502,513	$9,188,442	$16,867,623	$3,062,814	$20,673,995	$131,478,126
UltraPro Short QQQ®	6,397,895	16,719,832	41,586,318	14,928,422	34,122,107	12,795,790	23,489,789	4,265,263	28,790,528	183,095,944
UltraPro Short Dow30SM	1,317,891	3,444,088	8,566,291	3,075,079	7,028,752	2,635,782	4,838,619	878,594	5,930,509	37,715,605
UltraPro Short MidCap400	167,983	438,995	1,091,890	391,960	895,910	335,966	616,748	111,989	755,924	4,807,365
UltraPro Short Russell2000	1,770,705	4,627,442	11,509,583	4,131,645	9,443,760	3,541,410	6,501,120	1,180,470	7,968,173	50,674,308
Short Basic Materials	19,900	52,005	129,349	46,433	106,133	39,800	73,062	13,267	89,548	569,497
Short Financials	164,651	430,287	1,070,230	384,185	878,137	329,301	604,513	109,767	740,928	4,711,999
Short Oil & Gas	222,530	581,546	1,446,446	519,237	1,186,828	445,060	817,017	148,353	1,001,387	6,368,404
Short Real Estate	217,590	568,635	1,414,333	507,709	1,160,479	435,180	798,878	145,059	979,154	6,227,017
Short S&P Regional Banking	39,840	104,114	258,957	92,959	212,478	79,679	146,271	26,560	179,278	1,140,136
UltraShort Basic Materials	297,087	776,389	1,931,069	693,204	1,584,467	594,175	1,090,752	198,058	1,336,894	8,502,095
UltraShort Nasdaq Biotechnology	877,635	2,293,554	5,704,630	2,047,816	4,680,722	1,755,271	3,222,227	585,089	3,949,359	25,116,303
UltraShort Consumer Goods	78,163	204,265	508,056	182,379	416,867	156,325	286,973	52,108	351,731	2,236,867
UltraShort Consumer Services	90,316	236,026	587,054	210,737	481,685	180,632	331,595	60,211	406,422	2,584,678
UltraShort Financials	918,943	2,401,505	5,973,131	2,144,201	4,901,030	1,837,886	3,373,889	612,629	4,135,244	26,298,458
UltraShort Gold Miners	2,583	6,750	16,788	6,026	13,775	5,165	9,482	1,722	11,622	73,913
UltraShort Junior Miners	26,603	69,523	172,922	62,074	141,885	53,207	97,674	17,736	119,715	761,339
UltraShort Health Care	71,895	187,885	467,315	167,754	383,438	143,789	263,960	47,930	323,526	2,057,492
UltraShort Homebuilders & Supplies	63,881	166,943	415,228	149,056	340,700	127,762	234,539	42,587	287,465	1,828,161
UltraShort Industrials	73,660	192,498	478,790	171,873	392,853	147,320	270,442	49,108	331,470	2,108,014
UltraShort Oil & Gas	298,359	779,710	1,939,330	696,170	1,591,245	596,718	1,095,419	198,906	1,342,613	8,538,470
UltraShort Oil & Gas Exploration & Production	67,113	175,388	436,233	156,596	357,935	134,225	246,404	44,742	302,006	1,920,642
UltraShort Real Estate	274,121	716,371	1,781,789	639,617	1,461,981	548,243	1,006,433	182,747	1,233,546	7,844,848
UltraShort Semiconductors	55,278	144,460	359,306	128,982	294,815	110,556	202,952	36,852	248,750	1,581,951
UltraShort Technology	102,742	268,500	667,826	239,732	547,961	205,485	377,218	68,495	462,341	2,940,300
UltraShort Utilities	113,665	297,043	738,819	265,217	606,212	227,329	417,318	75,776	511,490	3,252,869
UltraPro Short Nasdaq Biotechnology	250,916	655,726	1,630,952	585,470	1,338,217	501,831	921,233	167,277	1,129,120	7,180,742
UltraPro Short Financial Select Sector	132,957	347,461	864,220	310,233	709,103	265,913	488,149	88,638	598,306	3,804,980
Short MSCI EAFE	824,505	2,154,706	5,359,281	1,923,845	4,397,358	1,649,009	3,027,159	549,670	3,710,272	23,595,805
Short MSCI Emerging Markets	6,059,011	15,834,215	39,383,570	14,137,692	32,314,724	12,118,021	22,245,579	4,039,340	27,265,548	173,397,700
Short FTSE China 50	92,802	242,523	603,214	216,538	494,945	185,604	340,722	61,869	417,611	2,655,828
UltraShort MSCI EAFE	62,857	164,266	408,571	146,666	335,237	125,714	230,779	41,905	282,857	1,798,852
UltraShort MSCI Emerging Markets	561,951	1,468,565	3,652,683	1,311,219	2,997,072	1,123,902	2,063,196	374,634	2,528,780	16,082,002
UltraShort FTSE Europe	856,050	2,237,144	5,564,325	1,997,450	4,565,600	1,712,100	3,142,976	570,700	3,852,225	24,498,570
UltraShort MSCI Pacific ex-Japan	23,011	60,134	149,568	53,691	122,723	46,021	84,483	15,340	103,547	658,518
UltraShort MSCI Brazil Capped	380,238	993,688	2,471,545	887,221	2,027,934	760,475	1,396,037	253,492	1,711,069	10,881,699
UltraShort FTSE China 50	1,014,269	2,650,624	6,592,751	2,366,628	5,409,435	2,028,539	3,723,877	676,180	4,564,212	29,026,515
UltraShort MSCI Japan	243,657	636,756	1,583,769	568,532	1,299,503	487,313	894,582	162,438	1,096,455	6,973,005
UltraShort MSCI Mexico Capped IMI	40,936	106,981	266,087	95,518	218,328	81,873	150,298	27,291	184,214	1,171,526
Short 7-10 Year Treasury	624,616	1,632,328	4,060,001	1,457,436	3,331,283	1,249,231	2,293,268	416,410	2,810,770	17,875,343
Short 20+ Year Treasury	7,502,200	19,605,746	48,764,292	17,505,130	40,011,727	15,004,397	27,544,225	5,001,466	33,759,894	214,699,077
Short High Yield	3,892,852	10,173,320	25,303,538	9,083,322	20,761,878	7,785,704	14,292,556	2,595,235	17,517,834	111,406,239

406 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.07%, dated 11/30/15, due 12/01/15 (1)	Barclays Capital, Inc., 0.10%, dated 11/30/15, due 12/01/15 (2)	Barclays Capital, Inc., 0.12%, dated 11/30/15, due 12/01/15 (3)	BNP Paribas Securities Corp., 0%, dated 11/30/15, due 12/01/15 (4)	BNP Paribas Securities Corp., 0.12%, dated 11/30/15, due 12/01/15 (5)	BNP Paribas Securities Corp., 0.13%, dated 11/30/15, due 12/01/15 (6)	Credit Suisse (USA) LLC, 0.11%, dated 11/30/15, due 12/01/15 (7)	Credit Suisse (USA) LLC, 0.12%, dated 11/30/15, due 12/01/15 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, dated 11/30/15, due 12/01/15 (9)	Total
Short Investment Grade Corporate	$96,748	$252,833	$628,861	$225,745	$515,988	$193,496	$355,208	$64,499	$435,365	$2,768,743
UltraShort 3-7 Year Treasury	91,986	240,391	597,911	214,635	490,594	183,973	337,727	61,324	413,939	2,632,480
UltraShort 7-10 Year Treasury	1,815,023	4,743,260	11,797,650	4,235,054	9,680,123	3,630,046	6,663,834	1,210,015	8,167,604	51,942,609
UltraShort 20+ Year Treasury	30,345,577	79,303,109	197,246,251	70,806,347	161,843,079	60,691,155	111,413,393	20,230,385	136,555,098	868,434,394
UltraShort TIPS	37,247	97,339	242,106	86,910	198,651	74,494	136,752	24,832	167,612	1,065,943
UltraPro Short 20+ Year Treasury	3,253,286	8,501,922	21,146,361	7,591,001	17,350,860	6,506,573	11,944,398	2,168,858	14,639,788	93,103,047
Ultra S&P500®	4,239,298	11,078,699	27,555,437	9,891,695	22,609,589	8,478,595	15,564,527	2,826,199	19,076,841	121,320,880
Ultra QQQ®	2,380,008	6,219,754	15,470,051	5,553,352	12,693,375	4,760,016	8,738,168	1,586,672	10,710,036	68,111,432
Ultra Dow30SM	370,791	969,000	2,410,140	865,178	1,977,550	741,581	1,361,353	247,194	1,668,558	10,611,345
Ultra MidCap400	227,000	593,227	1,475,501	529,667	1,210,667	454,000	833,428	151,333	1,021,501	6,496,324
Ultra Russell2000	1,549,647	4,049,744	10,072,705	3,615,843	8,264,783	3,099,294	5,689,507	1,033,098	6,973,411	44,348,032
Ultra SmallCap600	129,439	338,268	841,356	302,025	690,344	258,879	475,235	86,293	582,478	3,704,317
UltraPro S&P500®	1,741,321	4,550,653	11,318,590	4,063,084	9,287,048	3,482,643	6,393,239	1,160,881	7,835,947	49,833,406
UltraPro QQQ®	1,728,067	4,516,016	11,232,438	4,032,157	9,216,359	3,456,135	6,344,577	1,152,045	7,776,303	49,454,097
UltraPro Dow30SM	297,976	778,709	1,936,841	695,276	1,589,203	595,951	1,094,013	198,650	1,340,891	8,527,510
UltraPro MidCap400	32,318	84,460	210,073	75,411	172,367	64,638	118,658	21,546	145,435	924,906
UltraPro Russell2000	107,025	279,696	695,671	249,728	570,807	214,053	392,946	71,351	481,619	3,062,896
Ultra Basic Materials	329,239	860,410	2,140,051	768,225	1,755,940	658,477	1,208,795	219,492	1,481,574	9,422,203
Ultra Nasdaq Biotechnology	2,385,228	6,233,397	15,503,985	5,565,533	12,721,218	4,770,457	8,757,335	1,590,152	10,733,528	68,260,833
Ultra Consumer Goods	85,770	224,146	557,505	200,131	457,440	171,540	314,904	57,180	385,965	2,454,581
Ultra Consumer Services	88,905	232,339	577,883	207,446	474,161	177,810	326,414	59,270	400,073	2,544,301
Ultra Financials	1,357,834	3,548,474	8,825,923	3,168,280	7,241,783	2,715,669	4,985,270	905,223	6,110,254	38,858,710
Ultra Gold Miners	23,232	60,713	151,008	54,208	123,904	46,464	85,296	15,488	104,545	664,858
Ultra Junior Miners	23,315	60,930	151,549	54,402	124,348	46,630	85,602	15,544	104,919	667,239
Ultra Health Care	426,502	1,114,593	2,772,266	995,172	2,274,680	853,005	1,565,899	284,335	1,919,261	12,205,713
Ultra Homebuilders & Supplies	24,079	62,926	156,511	56,184	128,419	48,157	88,404	16,052	108,354	689,086
Ultra Industrials	38,445	100,470	249,892	89,705	205,040	76,890	141,150	25,630	173,002	1,100,224
Ultra Oil & Gas	303,490	793,120	1,972,683	708,143	1,618,612	606,979	1,114,259	202,326	1,365,704	8,685,316
Ultra Oil & Gas Exploration & Production	22,842	59,695	148,476	53,299	121,826	45,685	83,866	15,228	102,791	653,708
Ultra Real Estate	383,142	1,001,278	2,490,423	893,998	2,043,424	766,284	1,406,700	255,428	1,724,139	10,964,816
Ultra S&P Regional Banking	32,693	85,438	212,506	76,284	174,364	65,386	120,033	21,795	147,120	935,619
Ultra Semiconductors	222,030	580,238	1,443,194	518,070	1,184,159	444,060	815,180	148,020	999,134	6,354,085
Ultra Technology	303,227	792,432	1,970,972	707,529	1,617,208	606,453	1,113,292	202,151	1,364,519	8,677,783
Ultra Telecommunications	11,249	29,398	73,119	26,248	59,996	22,498	41,301	7,500	50,621	321,930
Ultra Utilities	115,042	300,643	747,773	268,431	613,557	230,084	422,374	76,695	517,689	3,292,288
UltraPro Nasdaq Biotechnology	151,821	396,759	986,836	354,249	809,712	303,642	557,409	101,214	683,194	4,344,836
UltraPro Financial Select Sector	107,816	281,758	700,802	251,570	575,017	215,631	395,844	71,877	485,172	3,085,487
Ultra MSCI EAFE	939,465	2,455,136	6,106,524	2,192,086	5,010,481	1,878,931	3,449,235	626,310	4,227,594	26,885,762
Ultra MSCI Emerging Markets	90,168	235,638	586,090	210,391	480,895	180,336	331,050	60,112	405,755	2,580,435
Ultra FTSE Europe	224,551	586,826	1,459,580	523,952	1,197,604	449,102	824,435	149,701	1,010,477	6,426,228
Ultra MSCI Pacific ex-Japan	26,553	69,393	172,596	61,958	141,617	53,107	97,490	17,702	119,489	759,905
Ultra MSCI Brazil Capped	85,213	222,689	553,883	198,830	454,468	170,426	312,857	56,809	383,457	2,438,632
Ultra FTSE China 50	386,786	1,010,801	2,514,109	902,501	2,062,858	773,572	1,420,080	257,856	1,740,536	11,069,099
Ultra MSCI Japan	249,974	653,266	1,624,831	583,273	1,333,195	499,948	917,777	166,649	1,124,883	7,153,796
Ultra MSCI Mexico Capped IMI	38,334	100,180	249,172	89,446	204,449	76,668	140,744	25,557	172,504	1,097,054

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 407

Fund Name	Barclays Capital, Inc., 0.07%, dated 11/30/15, due 12/01/15 (1)	Barclays Capital, Inc., 0.10%, dated 11/30/15, due 12/01/15 (2)	Barclays Capital, Inc., 0.12%, dated 11/30/15, due 12/01/15 (3)	BNP Paribas Securities Corp., 0%, dated 11/30/15, due 12/01/15 (4)	BNP Paribas Securities Corp., 0.12%, dated 11/30/15, due 12/01/15 (5)	BNP Paribas Securities Corp., 0.13%, dated 11/30/15, due 12/01/15 (6)	Credit Suisse (USA) LLC, 0.11%, dated 11/30/15, due 12/01/15 (7)	Credit Suisse (USA) LLC, 0.12%, dated 11/30/15, due 12/01/15 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, dated 11/30/15, due 12/01/15 (9)	Total
Ultra 7-10 Year Treasury	$239,115	$624,886	$1,554,242	$557,933	$1,275,276	$478,228	$877,905	$159,409	$1,076,014	$6,843,008
Ultra 20+ Year Treasury	521,218	1,362,116	3,387,918	1,216,176	2,779,830	1,042,436	1,913,646	347,479	2,345,482	14,916,301
Ultra High Yield	9,552	24,961	62,087	22,288	50,943	19,104	35,069	6,368	42,983	273,355
Ultra Investment Grade Corporate	14,074	36,779	91,478	32,838	75,059	28,147	51,671	9,383	63,331	402,760
	$150,000,000	$392,000,000	$975,000,000	$350,000,000	$800,000,000	$300,000,000	$550,723,053	$100,000,000	$675,000,000	$4,292,723,053

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2015 as follows:

(1)  U.S. Treasury Bonds, 0%, due 02/15/16 to 02/15/45; U.S. Treasury Note, 1.25%, due 11/15/18, which had an aggregate value at the Trust level of $153,000,039.

(2)  U.S. Treasury Bonds, 0%, due 05/15/17 to 05/15/45; U.S. Treasury Notes, 0% to 1.25%, due 05/15/16 to 11/15/18, which had an aggregate value at the Trust level of $399,840,056.

(3)  U.S. Treasury Bonds, 0% to 3.00%, due 10/15/19 to 05/15/45; U.S. Treasury Notes, 0.88% to 4.50%, due 02/15/16 to 08/31/22, which had an aggregate value at the Trust level of $994,500,019.

(4)  U.S. Treasury Bonds, 2.50% to 3.88%, due 08/15/40 to 02/15/45; U.S. Treasury Notes, 1.88% to 2.38%, due 08/15/21 to 08/15/24, which had an aggregate value at the Trust level of $357,000,063.

(5)  U.S. Treasury Bill, 0%, due 02/25/16; U.S. Treasury Bonds, 0% to 8.13%, due 05/15/21 to 11/15/43; U.S. Treasury Notes, 0.13% to 4.00%, due 01/31/16 to 09/30/22, which had an aggregate value at the Trust level of $816,000,000.

(6)  Federal Farm Credit Bank, 0.19% to 5.88%, due 01/21/16 to 07/20/35; Federal Home Loan Bank, 0% to 5.50%, due 02/02/16 to 07/15/36; Federal Home Loan Mortgage Corp., 0.88% to 6.75%, due 10/14/16 to 03/15/31; Federal National Mortgage Association, 0% to 5.63%, due 06/22/20 to 07/15/37; U.S. Treasury Bill, 0%, due 03/03/16; U.S. Treasury Notes, 0.50% to 3.88%, due 11/30/16 to 06/30/22, which had an aggregate value at the Trust level of $306,000,000.

(7)  U.S. Treasury Bonds, 0%, due 05/15/16 to 05/15/45, which had an aggregate value at the Trust level of $561,739,597.

(8)  Federal Farm Credit Bank, 3.05% to 3.85%, due 09/21/16 to 04/06/45; Federal Home Loan Bank, 1.38% to 4.00%, due 09/13/19 to 06/01/35; Federal Home Loan Mortgage Corp., 0%, due 12/11/25 to 12/14/29; Federal National Mortgage Association, 0.88%, due 05/21/18; U.S. Treasury Bond, 0%, due 02/15/40, which had an aggregate value at the Trust level of $102,000,464.

(9)  U.S. Treasury Notes, 1.38% to 1.75%, due 05/31/20 to 02/28/22, which had an aggregate value at the Trust level of $688,500,004.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Covered Bonds, and foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt securities, primarily in debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a "cover pool"), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

408 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments' issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective. The CDS Funds, which are actively managed, seek to obtain long or inverse exposure to the credit of debt issuers, primarily through the use of derivative instruments.

In connection with its management of certain series of the Trust included in this report (ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P500®, ProShares UltraPro QQQ, ProShares UltraPro Dow30SM, ProShares UltraPro Financial Select Sector, ProShares UltraPro Short NASDAQ Biotechnology, ProShares UltraPro Russell2000 and ProShares UltraPro NASDAQ Biotechnology (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Russell2000	114%
Ultra Gold Miners	159%
Ultra Junior Miners	157%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions also may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements".

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 409

amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard

410 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

"swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS North American HY Credit ETF and ProShares CDS Short North American HY Credit ETF Funds primarily invest in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps ("CDS") that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS North American HY Credit ETF will normally be a "seller" of credit protection on North American high yield debt issuers through index-based CDS. The ProShares CDS Short North American HY Credit ETF will normally be a "buyer" of credit protection on North American high yield debt issuers through index-based CDS.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a "buyer", the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund's maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a "seller", however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable,

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 411

a process known as "marking-to-market." The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2015 contractually terminate within 37 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index (except for the CDS Funds, which seek to provide long or inverse exposure to the credit of debt issuers), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Hedged FTSE Europe ETF, ProShares Hedged FTSE Japan ETF, ProShares Merger ETF and for the short Euro futures contracts held by, ProShares Hedge Replication ETF the primary risk is foreign currency risk. The primary risk for the CDS Funds is credit risk.

412 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2015

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Large Cap Core Plus	$5,650,884		Large Cap Core Plus	$749,035
		Hedged FTSE Europe ETF	871,731		Hedged FTSE Europe ETF	4,725
		Hedged FTSE Japan ETF	594,460		Hedged FTSE Japan ETF	9,104
		High Yield-Interest Rate Hedged	—		High Yield-Interest Rate Hedged	28,797
		Investment Grade-Interest Rate Hedged	—		Investment Grade-Interest Rate Hedged	224,514
		Hedge Replication ETF	815,759		Hedge Replication ETF	49,959
		Merger ETF	12,553		Merger ETF	48,530
		RAFI® Long/Short	239,117		RAFI® Long/Short	25,548
		30 Year TIPS/TSY Spread	28,835		30 Year TIPS/TSY Spread	210,057
		CDS North American HY Credit ETF	136,373		CDS North American HY Credit ETF	—
		CDS Short North American HY Credit ETF	—		CDS Short North American HY Credit ETF	227,321
		Short S&P500®	4,100,270		Short S&P500®	79,736,230
		Short QQQ®	884,448		Short QQQ®	26,384,852
		Short Dow30SM	666,075		Short Dow30SM	17,402,848
		Short MidCap400	4,776		Short MidCap400	305,015
		Short Russell2000	77,561		Short Russell2000	25,477,489
		Short SmallCap600	11,878		Short SmallCap600	216,090
		UltraShort S&P500®	7,901,495		UltraShort S&P500®	124,391,386
		UltraShort QQQ®	1,378,050		UltraShort QQQ®	62,475,639
		UltraShort Dow30SM	511,695		UltraShort Dow30SM	22,950,927
		UltraShort MidCap400	4,960		UltraShort MidCap400	231,260
		UltraShort Russell2000	2,555,972		UltraShort Russell2000	14,636,938
		UltraShort SmallCap600	7,542		UltraShort SmallCap600	20,874
		UltraPro Short S&P500®	4,551,303		UltraPro Short S&P500®	60,769,854
		UltraPro Short QQQ®	6,088,706		UltraPro Short QQQ®	44,663,830
		UltraPro Short Dow30SM	652,021		UltraPro Short Dow30SM	24,992,470
		UltraPro Short MidCap400	154,619		UltraPro Short MidCap400	444,243
		UltraPro Short Russell2000	913		UltraPro Short Russell2000	16,535,744

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 413

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Short Basic Materials	$15,462		Short Basic Materials	$24,662
		Short Financials	43,289		Short Financials	1,694,485
		Short Oil & Gas	540,305		Short Oil & Gas	—
		Short Real Estate	46,099		Short Real Estate	3,864,123
		Short S&P Regional Banking	—		Short S&P Regional Banking	153,732
		UltraShort Basic Materials	—		UltraShort Basic Materials	5,004,521
		UltraShort Nasdaq Biotechnology	6,309,793		UltraShort Nasdaq Biotechnology	17,328,149
		UltraShort Consumer Goods	4,239		UltraShort Consumer Goods	197,251
		UltraShort Consumer Services	45,019		UltraShort Consumer Services	717,836
		UltraShort Financials	—		UltraShort Financials	8,687,752
		UltraShort Gold Miners	780,899		UltraShort Gold Miners	26,505
		UltraShort Junior Miners	699,967		UltraShort Junior Miners	32,351
		UltraShort Health Care	58,843		UltraShort Health Care	93,864
		UltraShort Homebuilders & Supplies	—		UltraShort Homebuilders & Supplies	235,247
		UltraShort Industrials	—		UltraShort Industrials	113,657
		UltraShort Oil & Gas	5,588,285		UltraShort Oil & Gas	8,340,527
		UltraShort Oil & Gas Exploration & Production	599,932		UltraShort Oil & Gas Exploration & Production	136,815
		UltraShort Real Estate	64,625		UltraShort Real Estate	4,964,792
		UltraShort Semiconductors	—		UltraShort Semiconductors	899,860
		UltraShort Technology	61,082		UltraShort Technology	728,753
		UltraShort Utilities	88,169		UltraShort Utilities	414,092
		UltraPro Short Nasdaq Biotechnology	2,122,192		UltraPro Short Nasdaq Biotechnology	1,531,814
		UltraPro Short Financial Select Sector	—		UltraPro Short Financial Select Sector	72,035
		Short MSCI EAFE	1,071,087		Short MSCI EAFE	1,487,865
		Short MSCI Emerging Markets	6,909,198		Short MSCI Emerging Markets	34,688,862
		Short FTSE China 50	529,895		Short FTSE China 50	1,141,874
		UltraShort MSCI EAFE	127,516		UltraShort MSCI EAFE	—
		UltraShort MSCI Emerging Markets	3,712,996		UltraShort MSCI Emerging Markets	3,188,535

414 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		UltraShort FTSE Europe	$3,269,605		UltraShort FTSE Europe	$1,497,929
		UltraShort MSCI Pacific ex-Japan	30,867		UltraShort MSCI Pacific ex-Japan	179,987
		UltraShort MSCI Brazil Capped	3,955,709		UltraShort MSCI Brazil Capped	637,917
		UltraShort FTSE China 50	5,983,227		UltraShort FTSE China 50	12,270,820
		UltraShort MSCI Japan	3,579		UltraShort MSCI Japan	128,186
		UltraShort MSCI Mexico Capped IMI	83,901		UltraShort MSCI Mexico Capped IMI	—
		Short 7-10 Year Treasury	—		Short 7-10 Year Treasury	279,513
		Short 20+ Year Treasury	6,462,281		Short 20+ Year Treasury	18,304,469
		Short High Yield	1,592,236		Short High Yield	1,198,810
		Short Investment Grade Corporate	—		Short Investment Grade Corporate	189,093
		UltraShort 3-7 Year Treasury	—		UltraShort 3-7 Year Treasury	77,025
		UltraShort 7-10 Year Treasury	—		UltraShort 7-10 Year Treasury	5,374,246
		UltraShort 20+ Year Treasury	59,096,969		UltraShort 20+ Year Treasury	88,900,152
		UltraShort TIPS	60,565		UltraShort TIPS	19,154
		UltraPro Short 20+ Year Treasury	6,371,745		UltraPro Short 20+ Year Treasury	3,651,870
		Ultra S&P500®	91,105,446		Ultra S&P500®	6,885,337
		Ultra QQQ®	74,338,186		Ultra QQQ®	268,747
		Ultra Dow30SM	6,727,837		Ultra Dow30SM	578,089
		Ultra MidCap400	1,618,217		Ultra MidCap400	258,667
		Ultra Russell2000	7,779,908		Ultra Russell2000	2,614,606
		Ultra SmallCap600	2,955,060		Ultra SmallCap600	18,286
		UltraPro S&P500®	193,635,588		UltraPro S&P500®	3,172,449
		UltraPro QQQ®	466,700,229		UltraPro QQQ®	2,928,442
		UltraPro Dow30SM	31,320,781		UltraPro Dow30SM	944,958
		UltraPro MidCap400	13,207,247		UltraPro MidCap400	3,504
		UltraPro Russell2000	38,830,922		UltraPro Russell2000	3,553
		Ultra Basic Materials	251,321		Ultra Basic Materials	4,444,131
		Ultra Nasdaq Biotechnology	237,141,363		Ultra Nasdaq Biotechnology	—
		Ultra Consumer Goods	2,886,755		Ultra Consumer Goods	38,118
		Ultra Consumer Services	5,768,359		Ultra Consumer Services	131,409

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 415

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward currency
contracts	Net assets consist of:
Net unrealized
appreciation
(depreciation) on:
Futures contracts
and Centrally
cleared swap
agreements;
Liabilities: Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward currency
				contracts
		Ultra Financials	$59,002,322		Ultra Financials	$642,398
		Ultra Gold Miners	23,409		Ultra Gold Miners	647,784
		Ultra Junior Miners	35,200		Ultra Junior Miners	680,428
		Ultra Health Care	36,990,492		Ultra Health Care	611,703
		Ultra Homebuilders & Supplies	164,812		Ultra Homebuilders & Supplies	19,243
		Ultra Industrials	5,538,345		Ultra Industrials	—
		Ultra Oil & Gas	4,493,053		Ultra Oil & Gas	13,426,045
		Ultra Oil & Gas Exploration & Production	19,392		Ultra Oil & Gas Exploration & Production	356,494
		Ultra Real Estate	53,436,541		Ultra Real Estate	—
		Ultra S&P Regional Banking	2,022,535		Ultra S&P Regional Banking	—
		Ultra Semiconductors	1,289,794		Ultra Semiconductors	—
		Ultra Technology	32,970,790		Ultra Technology	470,523
		Ultra Telecommunications	709,011		Ultra Telecommunications	8,590
		Ultra Utilities	892,630		Ultra Utilities	1,257,035
		UltraPro Nasdaq Biotechnology	6,555,336		UltraPro Nasdaq Biotechnology	425,487
		UltraPro Financial Select Sector	62,583		UltraPro Financial Select Sector	19,324
		Ultra MSCI EAFE	885,209		Ultra MSCI EAFE	2,950,400
		Ultra MSCI Emerging Markets	2,460		Ultra MSCI Emerging Markets	4,346,811
		Ultra FTSE Europe	1,765,993		Ultra FTSE Europe	1,274,833
		Ultra MSCI Pacific ex-Japan	3,839		Ultra MSCI Pacific ex-Japan	71,577
		Ultra MSCI Brazil Capped	—		Ultra MSCI Brazil Capped	3,174,758
		Ultra FTSE China 50	1,032,694		Ultra FTSE China 50	1,299,015
		Ultra MSCI Japan	1,555,569		Ultra MSCI Japan	122,985
		Ultra MSCI Mexico Capped IMI	—		Ultra MSCI Mexico Capped IMI	803,963
		Ultra 7-10 Year Treasury	68,307		Ultra 7-10 Year Treasury	6,202,482
		Ultra 20+ Year Treasury	872,129		Ultra 20+ Year Treasury	163,335
		Ultra High Yield	—		Ultra High Yield	112,454
		Ultra Investment Grade Corporate	69,462		Ultra Investment Grade Corporate	116

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedule of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

416 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended November 30, 2015

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Large Cap Core Plus	$10,895,943	$(8,422,843)
		Hedged FTSE Europe ETF	256,359	868,225
		Hedged FTSE Japan ETF	565,407	580,994
		High Yield-Interest Rate Hedged	(469,779)	293,731
		Investment Grade-Interest Rate Hedged	(708,545)	272,562
		Hedge Replication ETF	32,975	(593,056)
		Merger ETF	(96,308)	345,316
		RAFI® Long/Short	(10,659,801)	11,890,376
		30 Year TIPS/TSY Spread	(2,206)	(29,375)
		CDS North American HY Credit ETF	(88,231)	46,972
		CDS Short North American HY Credit ETF	137,826	(129,327)
		Short S&P500®	(141,231,538)	84,601,202
		Short QQQ®	(42,620,803)	20,462,063
		Short Dow30SM	(26,396,617)	13,246,689
		Short MidCap400	(6,308,172)	6,886,273
		Short Russell2000	(15,664,319)	15,274,177
		Short SmallCap600	(1,604,318)	1,467,744
		UltraShort S&P500®	(179,530,139)	99,107,903
		UltraShort QQQ®	(80,010,381)	25,624,415
		UltraShort Dow30SM	(28,804,594)	15,154,332
		UltraShort MidCap400	(2,402,572)	2,579,669
		UltraShort Russell2000	(23,191,891)	30,152,823
		UltraShort SmallCap600	(1,591,040)	1,399,992
		UltraPro Short S&P500®	(87,250,506)	58,465,577
		UltraPro Short QQQ®	(138,391,392)	60,293,585
		UltraPro Short Dow30SM	(30,753,771)	12,784,061
		UltraPro Short MidCap400	(3,426,006)	3,565,541
		UltraPro Short Russell2000	(5,730,761)	7,937,310
		Short Basic Materials	(39,141)	161,199
		Short Financials	(3,254,083)	2,192,118
		Short Oil & Gas	(991,542)	606,903
		Short Real Estate	(452,774)	(2,805,156)
		Short S&P Regional Banking	—	(138,271)
		UltraShort Basic Materials	2,201,571	(2,247,610)
		UltraShort Nasdaq Biotechnology	(22,664,816)	43,450,453
		UltraShort Consumer Goods	(453,449)	394,399

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 417

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	UltraShort Consumer Services	$(2,367,428)	$2,208,356
		UltraShort Financials	(7,188,123)	2,640,147
		UltraShort Gold Miners	300,041	611,988
		UltraShort Junior Miners	(247,522)	774,525
		UltraShort Health Care	(2,304,097)	2,129,296
		UltraShort Homebuilders & Supplies	(37,821)	(235,247)
		UltraShort Industrials	(2,672,249)	2,181,107
		UltraShort Oil & Gas	8,389,452	(1,172,011)
		UltraShort Oil & Gas Exploration & Production	(342,681)	463,117
		UltraShort Real Estate	(5,446,438)	3,300,617
		UltraShort Semiconductors	(1,574,423)	1,873,392
		UltraShort Technology	(3,767,756)	2,612,284
		UltraShort Utilities	(367,244)	147,734
		UltraPro Short Nasdaq Biotechnology	(1,388,790)	590,378
		UltraPro Short Financial Select Sector	(2,271,056)	1,675,086
		Short MSCI EAFE	(7,206,514)	4,246,355
		Short MSCI Emerging Markets	46,482,230	(5,001,143)
		Short FTSE China 50	1,621,051	320,806
		UltraShort MSCI EAFE	(733,813)	966,059
		UltraShort MSCI Emerging Markets	(2,445,699)	9,600,446
		UltraShort FTSE Europe	(8,475,332)	10,131,132
		UltraShort MSCI Pacific ex-Japan	350,043	(109,950)
		UltraShort MSCI Brazil Capped	12,504,471	2,074,702
		UltraShort FTSE China 50	(5,715,858)	24,937,892
		UltraShort MSCI Japan	(4,228,084)	3,688,433
		UltraShort MSCI Mexico Capped IMI	99,965	19,260
		Short 7-10 Year Treasury	(809,476)	571,555
		Short 20+ Year Treasury	(69,635,707)	57,705,118
		Short High Yield	—	3,577,320
		Short Investment Grade Corporate	—	(9,333)
		UltraShort 3-7 Year Treasury	(69,879)	43,039
		UltraShort 7-10 Year Treasury	(10,359,897)	7,047,367
		UltraShort 20+ Year Treasury	(334,665,019)	229,677,184
		UltraShort TIPS	292,398	132,642
		UltraPro Short 20+ Year Treasury	(300,241)	(7,243,899)
		Ultra S&P500®	56,134,045	(69,464,635)
		Ultra QQQ®	16,368,928	8,524,762
		Ultra Dow30SM	24,393,508	(30,628,338)
		Ultra MidCap400	(49,441,863)	41,962,293

418 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded and Centrally cleared swap agreements/ Forward currency contracts	Net realized gain (loss) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded and Centrally cleared swap agreements and Foreign currency translations	Ultra Russell2000	$(41,066,070)	$27,741,770
		Ultra SmallCap600	3,030,781	(3,391,780)
		UltraPro S&P500®	95,559,099	(80,880,592)
		UltraPro QQQ®	97,911,049	50,575,820
		UltraPro Dow30SM	24,135,884	(19,988,371)
		UltraPro MidCap400	(3,566,938)	(1,817,714)
		UltraPro Russell2000	8,842,195	(18,211,133)
		Ultra Basic Materials	9,711,221	(21,246,861)
		Ultra Nasdaq Biotechnology	(93,208,765)	(45,465,215)
		Ultra Consumer Goods	812,596	(868,604)
		Ultra Consumer Services	1,205,699	(1,249,697)
		Ultra Financials	60,622,540	(64,057,458)
		Ultra Gold Miners	—	(814,416)
		Ultra Junior Miners	(90,320)	(895,879)
		Ultra Health Care	(11,091,400)	(9,406,460)
		Ultra Homebuilders & Supplies	(91,023)	145,569
		Ultra Industrials	(1,253,025)	3,727
		Ultra Oil & Gas	(17,812,314)	(5,755,153)
		Ultra Oil & Gas Exploration & Production	(454,884)	(337,102)
		Ultra Real Estate	5,079,325	(2,516,564)
		Ultra S&P Regional Banking	(1,054,359)	1,936,706
		Ultra Semiconductors	—	(3,018,206)
		Ultra Technology	12,438,846	(16,537,065)
		Ultra Telecommunications	184,044	(437,046)
		Ultra Utilities	1,055,289	(2,705,137)
		UltraPro Nasdaq Biotechnology	(16,975,431)	6,129,849
		UltraPro Financial Select Sector	3,361,589	(3,446,630)
		Ultra MSCI EAFE	(4,703,560)	1,847,994
		Ultra MSCI Emerging Markets	(6,985,828)	(5,413,537)
		Ultra FTSE Europe	(770,879)	(5,255,947)
		Ultra MSCI Pacific ex-Japan	(138,546)	(292,019)
		Ultra MSCI Brazil Capped	(8,318,590)	4,381,432
		Ultra FTSE China 50	(4,426,935)	(26,631,441)
		Ultra MSCI Japan	6,470,143	(9,070,527)
		Ultra MSCI Mexico Capped IMI	(776,508)	(25,486)
		Ultra 7-10 Year Treasury	158,014	(919,730)
		Ultra 20+ Year Treasury	826,293	(2,523,781)
		Ultra High Yield	(15,408)	(215,012)
		Ultra Investment Grade Corporate	114,455	(128,221)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 419

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2015, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and Passive Foreign Investment Companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available Tax Equalization is typically applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Ordinary Income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2015 and October 31, 2014, were as follows:

	Year Ended October 31, 2015				Year Ended October 31, 2014
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Morningstar Alternatives Solution ETF	$218,180	—	—	$218,180	—	—	—	—
DJ Brookfield Global Infrastructure ETF	629,156	—	$164,162	793,318	$74,726	—	—	$74,726
Global Listed Private Equity ETF	933,569	—	—	933,569	569,118	—	—	569,118
Large Cap Core Plus	7,383,200	—	—	7,383,200	4,182,556	—	—	4,182,556
S&P 500 Dividend Aristocrats ETF	13,201,566	—	—	13,201,566	2,553,630	—		2,553,630
S&P MidCap 400 Dividend Aristocrats ETF	90,447	—	—	90,447	—	—		—
Russell 2000 Dividend Growers ETF	74,208	—	—	74,208	—	—		—
MSCI EAFE Dividend Growers ETF	201,732	—	—	201,732	8,529	—		8,529
Hedged FTSE Europe ETF	50,900	—	—	50,900	—	—		—
Hedged FTSE Japan ETF	4,060	—	—	4,060	—	—		—
High Yield-Interest Rate Hedged	7,424,502	—	—	7,424,502	5,712,512	—		5,712,512
Investment Grade- Interest Rate Hedged	4,798,607	—	—	4,798,607	2,172,185	—		2,172,185
USD Covered Bond	75,326	—	—	75,326	62,673	—		62,673
German Sovereign/ Sub-Sovereign ETF	4,155	—	—	4,155	55,853	—		55,853
420 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2015				Year Ended October 31, 2014
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short Term USD Emerging Markets Bond ETF	$400,510	—	—	$400,510	$392,481	—		$392,481
Merger ETF	22,286	—	—	22,286	34,972	—		34,972
RAFI® Long/Short	722,938	—	—	722,938	693,801	—		693,801
30 Year TIPS/TSY Spread	28,825	—	—	28,825	67,926	—	$5,387	73,313
CDS North American HY Credit ETF	248,735	—	—	248,735	25,929	—	—	25,929
Ultra S&P500®	10,323,024	—	—	10,323,024	6,927,204	—	—	6,927,204
Ultra QQQ®	1,226,087	—	—	1,226,087	1,204,070	—	—	1,204,070
Ultra Dow30SM	3,605,995	—	—	3,605,995	2,112,205	—	—	2,112,205
Ultra Russell2000	537,383	—	—	537,383	—	—	—	—
UltraPro S&P500®	2,234,340	—	—	2,234,340	860,386	—	—	860,386
UltraPro QQQ®	324,826	—	—	324,826	88,052	—	—	88,052
UltraPro Dow30SM	269,801	—	—	269,801	606,061	—	—	606,061
UltraPro MidCap400	56,325	—	—	56,325	—	—	—	—
Ultra Basic Materials	225,996	—	—	225,996	2,328,960	$2,465,776	—	4,794,736
Ultra Consumer Goods	110,174	—	—	110,174	129,056	—	—	129,056
Ultra Consumer Services	47,351	—	—	47,351	32,474	—	—	32,474
Ultra Financials	5,073,455	—	—	5,073,455	4,334,930	—	—	4,334,930
Ultra Health Care	295,802	—	—	295,802	238,227	—	—	238,227
Ultra Industrials	121,597	—	—	121,597	94,272	—	—	94,272
Ultra Oil & Gas	1,542,465	—	—	1,542,465	742,948	—	—	742,948
Ultra Oil & Gas Exploration & Production	—	—	$551	551	—	—	—	—
Ultra Real Estate	2,208,263	—	—	2,208,263	3,326,861	—	—	3,326,861
Ultra S&P Regional Banking	86,047	—	—	86,047	45,327	—	—	45,327
Ultra Semiconductors	300,498	—	—	300,498	199,645	—	—	199,645
Ultra Technology	300,322	—	—	300,322	215,213	—	—	215,213
Ultra Telecommunications	75,640	—	—	75,640	69,724	—	—	69,724
Ultra Utilities	613,328	—	—	613,328	453,444	—	—	453,444
UltraPro Financial Select Sector	40,033	—	—	40,033	107,308	—	—	107,308
Ultra 7-10 Year Treasury	1,055,880	—	—	1,055,880	3,149,248	—	—	3,149,248
Ultra 20+ Year Treasury	780,896	—	—	780,896	223,130	—	—	223,130
Ultra High Yield	61,066	—	—	61,066	8,836	—	—	8,836
Ultra Investment Grade Corporate	30,903	—	—	30,903	3,648	—	—	3,648

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 421

At October 31, 2015 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Morningstar Alternatives Solution ETF	—	—	$(318,759)	$(1,276,364)
DJ Brookfield Global Infrastructure ETF	—	—	(225,394)	(2,385,315)
Global Listed Private Equity ETF	$812,957	—	(534,086)	(1,193,701)
Large Cap Core Plus	480,536	—	(7,437,486)	22,440,468
S&P 500 Dividend Aristocrats ETF	1,511,996	—	(994,113)	29,035,145
S&P MidCap 400 Dividend Aristocrats ETF	14,896	—	(39,419)	(239,516)
Russell 2000 Dividend Growers ETF	13,964	—	—	(208,879)
MSCI EAFE Dividend Growers ETF	44,889	—	(62,433)	(940,753)
MSCI Europe Dividend Growers ETF	13,638	—	(333)	85,611
S&P 500® Ex-Energy ETF	6,004	—	(762)	274,228
S&P 500® Ex-Financials ETF	5,934	—	(976)	286,911
S&P 500® Ex-Health Care ETF	6,493	—	(818)	311,856
S&P 500® Ex-Technology ETF	5,549	—	(918)	252,184
Hedged FTSE Europe ETF	192,152	—	(272,854)	(1,128,405)
Hedged FTSE Japan ETF	541,274	—	(1,213,794)	(961,047)
High Yield-Interest Rate Hedged	307,770	—	(16,159,312)	(10,034,763)
Investment Grade-Interest Rate Hedged	369,397	—	(11,373,159)	(2,314,228)
USD Covered Bond	10,349	—	(1,886)	13,675
German Sovereign/Sub-Sovereign ETF	—	—	—	(491,452)
Short Term USD Emerging Markets Bond ETF	9,327	—	(320,579)	79,064
Hedge Replication ETF	—	—	(416,915)	2,169,612
Merger ETF	—	—	(534,323)	54,507
RAFI® Long/Short	48,024	—	(4,545,888)	(10,494,883)
30 Year TIPS/TSY Spread	22,994	—	(1,171,934)	(255,690)
CDS North American HY Credit ETF	21,535	—	(255,772)	110,876
CDS Short North American HY Credit ETF	—	—	(162,006)	(234,042)
Short S&P500®	—	—	(2,290,277,581)	(186,823,919)
Short QQQ®	—	—	(326,282,853)	(62,146,664)
Short Dow30SM	—	—	(281,200,961)	(39,215,901)
Short MidCap400	—	—	(56,630,474)	(6,432,988)
Short Russell2000	—	—	(478,444,176)	(22,782,275)
Short SmallCap600	—	—	(50,769,433)	(1,427,588)
UltraShort S&P500®	—	—	(5,827,807,737)	(267,876,132)
UltraShort QQQ®	—	—	(1,887,867,058)	(129,024,422)
UltraShort Dow30SM	—	—	(908,723,459)	(45,990,252)
UltraShort MidCap400	—	—	(132,271,626)	(2,406,994)
UltraShort Russell2000	—	—	(1,138,461,936)	(11,326,370)
UltraShort SmallCap600	—	—	(52,350,242)	(1,350,135)
UltraPro Short S&P500®	—	—	(1,324,055,643)	(126,605,847)
UltraPro Short QQQ®	—	—	(476,714,285)	(155,271,446)
UltraPro Short Dow30SM	—	—	(149,919,299)	(50,863,006)
UltraPro Short MidCap400	—	—	(22,729,035)	(1,222,456)
UltraPro Short Russell2000	—	—	(157,789,288)	(13,615,544)
Short Basic Materials	—	—	(3,723,283)	(33,012)
Short Financials	—	—	(145,113,111)	(4,438,527)
Short Oil & Gas	—	—	(9,128,379)	(431,119)
Short Real Estate	—	—	(19,390,058)	(6,121,743)

422 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short S&P Regional Banking	—	—	$(11,833,947)	$(77,312)
UltraShort Basic Materials	—	—	(278,141,798)	(6,309,844)
UltraShort Nasdaq Biotechnology	—	—	(26,610,098)	(25,793,456)
UltraShort Consumer Goods	—	—	(23,149,306)	(664,276)
UltraShort Consumer Services	—	—	(95,890,501)	(3,075,703)
UltraShort Financials	—	—	(1,543,751,893)	(13,830,455)
UltraShort Gold Miners	—	—	—	585,420
UltraShort Junior Miners	—	—	(1,232,550)	1,245,668
UltraShort Health Care	—	—	(19,168,713)	(2,317,611)
UltraShort Homebuilders & Supplies	—	—	(44,155)	(39,886)
UltraShort Industrials	—	—	(50,060,742)	(2,616,263)
UltraShort Oil & Gas	—	—	(282,267,550)	(2,723,737)
UltraShort Oil & Gas Exploration & Production	—	—	(352,273)	560,511
UltraShort Real Estate	—	—	(3,378,011,873)	(12,639,889)
UltraShort Semiconductors	—	—	(75,493,814)	(2,190,927)
UltraShort Technology	—	—	(71,287,382)	(4,271,137)
UltraShort Utilities	—	—	(17,097,568)	(829,802)
UltraPro Short Nasdaq Biotechnology	—	—	(1,405,578)	1,511,112
UltraPro Short Financial Select Sector	—	—	(3,928,389)	(2,075,149)
Short MSCI EAFE	—	—	(146,432,754)	(8,097,642)
Short MSCI Emerging Markets	—	—	(174,908,569)	(53,913,930)
Short FTSE China 50	—	—	(8,100,146)	(878,647)
UltraShort MSCI EAFE	—	—	(94,447,390)	(672,469)
UltraShort MSCI Emerging Markets	—	—	(695,626,538)	(13,677,713)
UltraShort FTSE Europe	—	—	(217,494,315)	(7,717,857)
UltraShort MSCI Pacific ex-Japan	—	—	(6,199,415)	22,726
UltraShort MSCI Brazil Capped	—	—	(3,355,518)	6,110,751
UltraShort FTSE China 50	—	—	(738,819,779)	(25,458,153)
UltraShort MSCI Japan	—	—	(26,596,591)	(4,133,153)
UltraShort MSCI Mexico Capped IMI	—	—	(13,533,877)	139,883
Short 7-10 Year Treasury	—	—	(8,053,540)	(1,205,912)
Short 20+ Year Treasury	—	—	(613,424,383)	(87,486,210)
Short High Yield	—	—	(16,555,929)	(2,944,250)
Short Investment Grade Corporate	—	—	(1,018,335)	(190,882)
UltraShort 3-7 Year Treasury	—	—	(1,146,024)	(167,950)
UltraShort 7-10 Year Treasury	—	—	(289,773,393)	(17,067,570)
UltraShort 20+ Year Treasury	—	—	(5,592,276,834)	(400,587,693)
UltraShort TIPS	—	—	(1,562,786)	331,006
UltraPro Short 20+ Year Treasury	—	—	(80,291,730)	339,923
Ultra S&P500®	—	—	—	114,372,987
Ultra QQQ®	—	—	(7,413,590)	112,301,346
Ultra Dow30SM	—	—	(133,779,506)	28,881,275
Ultra MidCap400	—	—	(128,285,763)	(60,134,447)
Ultra Russell2000	—	—	(172,536,292)	(38,160,052)
Ultra SmallCap600	—	—	(887,121)	5,246,478
UltraPro S&P500®	—	—	—	243,899,641
UltraPro QQQ®	—	—	(1,918,313)	574,018,410
UltraPro Dow30SM	—	—	(1,435,832)	48,035,611

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 423

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraPro MidCap400	—	—	$(1,921,290)	$11,647,544
UltraPro Russell2000	$220,148	—	—	37,646,220
Ultra Basic Materials	—	—	(2,911,310)	(2,571,769)
Ultra Nasdaq Biotechnology	—	—	(190,864,302)	270,558,088
Ultra Consumer Goods	—	—	—	4,129,699
Ultra Consumer Services	—	—	(373,817)	8,273,692
Ultra Financials	580,897	—	(2,030,329,966)	144,201,760
Ultra Gold Miners	—	—	(855,838)	(501,710)
Ultra Junior Miners	—	—	(1,044,857)	(508,891)
Ultra Health Care	—	—	(10,077,446)	56,219,770
Ultra Homebuilders & Supplies	—	—	(97,217)	(65,724)
Ultra Industrials	—	—	(860,692)	4,719,070
Ultra Oil & Gas	4,542	—	(25,777,558)	(36,915,379)
Ultra Oil & Gas Exploration & Production	—	—	(626,626)	(578,760)
Ultra Real Estate	—	—	—	83,354,017
Ultra S&P Regional Banking	4,311	—	(643,261)	1,031,214
Ultra Semiconductors	27,496	—	(1,554,675)	274,164
Ultra Technology	—	—	(7,027,512)	54,386,858
Ultra Telecommunications	8,920	—	(396,689)	1,182,328
Ultra Utilities	3,886	—	(6,270,095)	(387,168)
UltraPro Nasdaq Biotechnology	—	—	(20,560,109)	2,104,662
UltraPro Financial Select Sector	—	—	(170,105)	4,209,865
Ultra MSCI EAFE	—	—	(3,517,052)	(3,899,633)
Ultra MSCI Emerging Markets	—	—	(3,860,776)	(10,097,058)
Ultra FTSE Europe	—	—	(1,703,513)	1,263,122
Ultra MSCI Pacific ex-Japan	—	—	(14,227)	(32,621)
Ultra MSCI Brazil Capped	—	—	(15,489,728)	(6,320,913)
Ultra FTSE China 50	—	—	(7,406,310)	2,275,191
Ultra MSCI Japan	—	—	(289,447)	7,583,869
Ultra MSCI Mexico Capped IMI	—	—	(953,703)	(623,888)
Ultra 7-10 Year Treasury	29,882	—	(125,073,313)	(5,451,035)
Ultra 20+ Year Treasury	86,197	—	(2,333,415)	4,334,653
Ultra High Yield	5,529	—	(52,316)	(167,111)
Ultra Investment Grade Corporate	2,421	—	(15,246)	163,207

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

As of October 31, 2015, the Funds' tax year end, the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

424 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

At October 31, 2015, the following Funds had available CLCFs:

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
Morningstar Alternatives Solution ETF	—	—	—	—	$318,759	$318,759
DJ Brookfield Global Infrastructure ETF	—	—	—	—	225,394	225,394
Global Listed Private Equity ETF	—	—	—	—	534,086	534,086
Large Cap Core Plus	—	—	—	—	7,437,486	7,437,486
S&P 500 Dividend Aristocrats ETF	—	—	—	—	994,113	994,113
S&P MidCap 400 Dividend Aristocrats ETF	—	—	—	—	39,419	39,419
MSCI EAFE Dividend Growers ETF	—	—	—	—	62,433	62,433
MSCI Europe Dividend Growers ETF	—	—	—	—	333	333
S&P 500® Ex-Energy ETF	—	—	—	—	762	762
S&P 500® Ex-Financials ETF	—	—	—	—	976	976
S&P 500® Ex-Health Care ETF	—	—	—	—	818	818
S&P 500® Ex-Technology ETF	—	—	—	—	918	918
Hedged FTSE Europe ETF	—	—	—	—	272,854	272,854
Hedged FTSE Japan ETF	—	—	—	—	1,213,794	1,213,794
High Yield-Interest Rate Hedged	—	—	—	—	16,159,312	16,159,312
Investment Grade-Interest Rate Hedged	—	—	—	—	11,373,159	11,373,159
USD Covered Bond	—	—	—	—	1,886	1,886
Short Term USD Emerging Markets Bond ETF	—	—	—	—	320,579	320,579
Hedge Replication ETF	—	—	—	—	205,813	205,813
Merger ETF	—	—	—	—	534,323	534,323
RAFI® Long/Short	—	—	—	$1,128,449	3,417,439	4,545,888
30 Year TIPS/TSY Spread	—	—	—	—	1,171,934	1,171,934
CDS North American HY Credit ETF	—	—	—	—	255,772	255,772
Short S&P500®	—	$275,479,255	$396,002,468	299,866,646	1,307,632,122	2,278,980,491
Short QQQ®	—	46,413,351	59,184,627	61,405,117	157,613,812	324,616,907
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	141,137,894	279,125,921
Short MidCap400	—	14,091,075	16,663,813	4,855,600	20,832,959	56,443,447
Short Russell2000	—	30,602,995	85,827,210	47,621,957	311,429,095	475,481,257
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	27,279,264	50,652,263
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	2,369,118,626	5,818,574,565
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	650,497,838	1,885,372,296
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	291,542,273	907,141,767
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	39,245,231	132,212,453
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	458,327,427	1,137,117,936
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	17,129,124	52,315,935
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	1,071,680,127	1,320,537,958

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 425

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
UltraPro Short QQQ®	—	—	$13,723,268	$33,201,124	$427,581,170	$474,505,562
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	135,198,763	149,038,417
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	18,539,919	22,685,704
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	138,972,374	157,243,288
Short Basic Materials	—	—	429,630	—	3,284,059	3,713,689
Short Financials	—	$46,207,656	34,680,899	—	64,058,518	144,947,073
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	2,716,334	9,081,851
Short Real Estate	—	—	3,968,005	433,111	14,640,730	19,041,846
Short S&P Regional Banking	—	—	475,909	8,353,085	2,995,095	11,824,089
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	65,078,599	278,027,822
UltraShort Nasdaq Biotechnology	—	—	416,580	—	25,370,282	25,786,862
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	5,313,829	23,130,015
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	13,541,620	95,861,764
UltraShort Financials	—	884,851,934	249,724,456	—	408,761,082	1,543,337,472
UltraShort Junior Miners	—	—	—	—	1,212,832	1,212,832
UltraShort Health Care	—	10,002,522	2,787,142	767,590	5,592,448	19,149,702
UltraShort Homebuilders & Supplies	—	—	—	—	37,821	37,821
UltraShort Industrials	—	17,061,076	21,300,428	—	11,661,419	50,022,923
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	75,028,468	281,890,009
UltraShort Oil & Gas Exploration & Production	—	—	—	—	342,681	342,681
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	173,361,681	3,377,779,185
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	17,222,237	75,463,311
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	10,705,071	71,232,014
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	4,549,324	17,045,959
UltraPro Short Nasdaq Biotechnology	—	—	—	—	1,388,786	1,388,786
UltraPro Short Financial Select Sector	—	—	—	—	3,896,089	3,896,089
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	94,204,547	145,860,000
Short MSCI Emerging Markets	—	39,141,253	71,205,636	17,217,308	44,817,193	172,381,390
Short FTSE China 50	—	—	1,040,187	—	7,004,219	8,044,406
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	15,530,525	94,406,793
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	105,780,155	695,255,345
UltraShort FTSE Europe	—	3,795,429	34,453,744	9,069,132	169,910,069	217,228,374
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	1,633,817	6,190,225
UltraShort MSCI Brazil Capped	—	—	3,153,137	—	—	3,153,137
UltraShort FTSE China 50	—	431,145,308	131,146,062	—	176,103,549	738,394,919
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	10,750,612	26,499,540
UltraShort MSCI Mexico Capped IMI	—	6,041,732	5,186,144	166,558	2,130,221	13,524,655
Short 7-10 Year Treasury	—	—	—	—	7,727,775	7,727,775

426 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
Short 20+ Year Treasury	—	$228,972	$56,583,949	$84,404,610	$465,169,313	$606,386,844
Short High Yield	—	—	—	—	15,972,898	15,972,898
Short Investment Grade Corporate	—	—	—	—	996,603	996,603
UltraShort 3-7 Year Treasury	—	—	—	—	1,121,165	1,121,165
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	110,203,237	288,047,695
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	4,240,744,654	5,570,608,181
UltraShort TIPS	—	—	—	—	1,489,158	1,489,158
UltraPro Short 20+ Year Treasury	—	—	—	—	79,508,147	79,508,147
Ultra QQQ®	—	7,413,590	—	—	—	7,413,590
Ultra Dow30SM	—	133,779,506	—	—	—	133,779,506
Ultra MidCap400	—	—	—	—	128,285,763	128,285,763
Ultra Russell2000	—	5,956,450	—	—	166,579,842	172,536,292
Ultra SmallCap600	—	—	—	—	867,924	867,924
UltraPro Dow30SM	—	—	—	—	1,435,832	1,435,832
UltraPro MidCap400	—	—	—	—	1,901,499	1,901,499
Ultra Basic Materials	—	—	—	—	2,911,310	2,911,310
Ultra Nasdaq Biotechnology	—	—	—	—	185,665,419	185,665,419
Ultra Consumer Services	—	—	—	—	373,817	373,817
Ultra Financials	574,613,351	1,407,263,015	—	48,453,600	—	2,030,329,966
Ultra Gold Miners	—	—	—	—	842,835	842,835
Ultra Junior Miners	—	—	—	—	1,027,140	1,027,140
Ultra Health Care	—	—	—	—	10,077,446	10,077,446
Ultra Homebuilders & Supplies	—	—	—	—	92,222	92,222
Ultra Industrials	—	—	—	—	860,692	860,692
Ultra Oil & Gas	—	—	—	—	25,777,558	25,777,558
Ultra Oil & Gas Exploration & Production	—	—	—	—	626,101	626,101
Ultra S&P Regional Banking	—	—	—	—	643,261	643,261
Ultra Semiconductors	—	1,554,675	—	—	—	1,554,675
Ultra Technology	—	—	—	—	7,027,512	7,027,512
Ultra Telecommunications	—	—	—	—	396,689	396,689
Ultra Utilities	—	5,859,985	—	—	410,110	6,270,095
UltraPro Nasdaq Biotechnology	—	—	—	—	20,480,907	20,480,907
UltraPro Financial Select Sector	—	—	—	—	170,105	170,105
Ultra MSCI EAFE	—	—	—	—	3,406,519	3,406,519
Ultra MSCI Emerging Markets	—	—	—	—	3,626,907	3,626,907
Ultra FTSE Europe	—	—	—	—	1,455,048	1,455,048
Ultra MSCI Brazil Capped	—	—	542,934	628,038	14,268,668	15,439,640
Ultra FTSE China 50	—	—	173,812	—	6,818,283	6,992,095
Ultra MSCI Japan	—	—	—	—	117,116	117,116

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 427

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	No Expiration Date	Total
Ultra MSCI Mexico Capped IMI	—	—	—	$77,432	$842,529	$919,961
Ultra 7-10 Year Treasury	—	—	—	—	125,073,313	125,073,313
Ultra 20+ Year Treasury	—	—	—	—	2,333,415	2,333,415
Ultra High Yield	—	—	—	—	52,316	52,316
Ultra Investment Grade Corporate	—	—	—	—	15,246	15,246

At October 31, 2015, the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2015:

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
S&P 500 Dividend Aristocrats ETF	$228,306	—
Hedge Replication ETF	—	$211,102
RAFI® Long/Short	2,872,901	—
CDS Short North American HY Credit ETF	—	162,006
Short S&P500®	—	11,297,090
Short QQQ®	—	1,665,946
Short Dow30SM	—	2,075,040
Short MidCap400	—	187,027
Short Russell2000	—	2,962,919
Short SmallCap600	—	117,170
UltraShort S&P500®	—	9,233,172
UltraShort QQQ®	—	2,494,762
UltraShort Dow30SM	—	1,581,692
UltraShort MidCap400	—	59,173
UltraShort Russell2000	—	1,344,000
UltraShort SmallCap600	—	34,307
UltraPro Short S&P500®	—	3,517,685
UltraPro Short QQQ®	—	2,208,723
UltraPro Short Dow30SM	—	880,882
UltraPro Short MidCap400	—	43,331
UltraPro Short Russell2000	—	546,000
Short Basic Materials	—	9,594
Short Financials	—	166,038
Short Oil & Gas	—	46,528
Short Real Estate	—	348,212
Short S&P Regional Banking	37,452	9,858
UltraShort Basic Materials	3,213,494	113,976
UltraShort Nasdaq Biotechnology	—	823,236
UltraShort Consumer Goods	—	19,291
UltraShort Consumer Services	—	28,737
UltraShort Financials	—	414,421
UltraShort Junior Miners	—	19,718
UltraShort Health Care	—	19,011
UltraShort Homebuilders & Supplies	—	6,334
UltraShort Industrials	—	37,819
UltraShort Oil & Gas	9,875,022	377,541
UltraShort Oil & Gas Exploration & Production	—	9,592
UltraShort Real Estate	—	232,688

428 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
UltraShort Semiconductors	—	$30,503
UltraShort Technology	—	55,368
UltraShort Utilities	—	51,609
UltraPro Short Nasdaq Biotechnology	—	16,792
UltraPro Short Financial Select Sector	—	32,300
Short MSCI EAFE	—	572,754
Short MSCI Emerging Markets	$54,952,123	2,527,179
Short FTSE China 50	64,281	55,740
UltraShort MSCI EAFE	—	40,597
UltraShort MSCI Emerging Markets	9,040,530	371,193
UltraShort FTSE Europe	—	265,941
UltraShort MSCI Pacific ex-Japan	120,975	9,190
UltraShort MSCI Brazil Capped	11,977,437	202,381
UltraShort FTSE China 50	—	424,860
UltraShort MSCI Japan	—	97,051
UltraShort MSCI Mexico Capped IMI	—	9,222
Short 7-10 Year Treasury	—	325,765
Short 20+ Year Treasury	—	7,037,539
Short High Yield	—	583,031
Short Investment Grade Corporate	—	21,732
UltraShort 3-7 Year Treasury	—	24,859
UltraShort 7-10 Year Treasury	—	1,725,698
UltraShort 20+ Year Treasury	—	21,668,653
UltraShort TIPS	—	73,628
UltraPro Short 20+ Year Treasury	—	783,583
Ultra QQQ	200,447,747	—
Ultra Dow30SM	16,665,861	—
Ultra SmallCap600	—	19,197
UltraPro QQQ®	—	1,918,313
UltraPro MidCap400	—	19,791
Ultra Nasdaq Biotechnology	—	5,198,883
Ultra Financials	94,388,912	—
Ultra Gold Miners	—	13,003
Ultra Junior Miners	—	17,717
Ultra Homebuilders & Supplies	—	4,995
Ultra Oil & Gas Exploration & Production	—	525
Ultra Semiconductors	4,509,050	—
UltraPro Nasdaq Biotechnology	—	79,202
Ultra MSCI EAFE	—	110,533
Ultra MSCI Emerging Markets	—	233,869
Ultra FTSE Europe	—	248,465
Ultra MSCI Pacific ex-Japan	—	14,227
Ultra MSCI Brazil Capped	—	50,088
Ultra FTSE China 50	753,907	414,215
Ultra MSCI Japan	—	172,331
Ultra MSCI Mexico Capped IMI	—	33,742
Ultra 20+ Year Treasury	1,096,696	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 429

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as each Fund's investment adviser pursuant to an Investment Advisory Agreement (except for ProShares Hedged FTSE Europe ETF and ProShares Hedged FTSE Japan ETF (the "Currency Hedged Funds"); ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF and ProShares S&P 500® Ex-Technology ETF (the "S&P 500 Ex-Sector Funds") which the Advisor serves pursuant to an Investment Advisory and Management Agreement). The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets (except for the Currency Hedged Funds and the S&P 500 Ex-Sector Funds, which pay the Advisor a fee at an annualized rate based on average daily net assets for investment advisory and management services). Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds (except the Currency Hedged Funds and the S&P 500 Ex-Sector Funds), such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund (except the Currency Hedged Funds and the S&P 500 Ex-Sector Funds) pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund (except the Currency Hedged Funds and the S&P 500 Ex-Sector Funds). These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2015, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Morningstar Alternatives Solution ETF**	0.07%	0.10%	$9,270	$13,243	$47,949	0.95%	September 30, 2016
DJ Brookfield Global Infrastructure ETF	0.45	0.10	49,780	11,062	42,075	0.45	September 30, 2016
Global Listed Private Equity ETF	0.50	0.10	36,180	7,236	36,545	0.60	September 30, 2016
Large Cap Core Plus	0.75	0.10	1,127,261	—	—	0.45	September 30, 2016
S&P 500 Dividend Aristocrats ETF	0.35	0.10	834,355	—	—	0.35	September 30, 2016
S&P MidCap 400 Dividend Aristocrats ETF	0.40	0.10	20,131	5,033	19,672	0.40	September 30, 2016
Russell 2000 Dividend Growers ETF	0.40	0.10	13,452	3,363	12,654	0.40	September 30, 2016
MSCI EAFE Dividend Growers ETF	0.50	0.10	38,823	7,765	21,315	0.50	September 30, 2016
MSCI Europe Dividend Growers ETF	0.55	0.10	4,947	900	9,682	0.55	September 30, 2016
S&P 500® Ex-Energy ETF***	0.27	—	—	—	—	—	—
S&P 500® Ex-Financials ETF***	0.27	—	—	—	—	—	—
S&P 500® Ex-Health Care ETF***	0.27	—	—	—	—	—	—
S&P 500® Ex-Technology ETF***	0.27	—	—	—	—	—	—
Hedged FTSE Europe ETF***	0.27	—	—	—	—	—	—
Hedged FTSE Japan ETF***	0.23	—	—	—	—	—	—
High Yield-Interest Rate Hedged	0.50	0.10	202,867	—	—	0.50	September 30, 2016

430 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Investment Grade-Interest Rate Hedged	0.30%	0.10%	$230,320	—	—	0.30%	September 30, 2016
USD Covered Bond	0.35	0.10	11,561	$3,303	$59,200	0.35	September 30, 2016
German Sovereign/ Sub-Sovereign ETF	0.35	0.10	6,337	1,811	72,875	0.45	September 30, 2016
Short Term USD Emerging Markets Bond ETF	0.50	0.10	19,190	3,838	49,856	0.50	September 30, 2016
Hedge Replication ETF	0.75	0.10	151,487	20,198	39,012	0.95	September 30, 2016
Merger ETF	0.75	0.10	23,748	3,166	56,317	0.75	September 30, 2016
RAFI® Long/Short	0.75	0.10	68,403	—	—	0.95	September 30, 2016
30 Year TIPS/TSY Spread	0.55	0.10	9,410	1,711	54,531	0.75	September 30, 2016
CDS North American HY Credit ETF	0.65	0.10	16,831	2,589	21,891	0.50	September 30, 2016
CDS Short North American HY Credit ETF	0.65	0.10	25,139	3,868	16,287	0.50	September 30, 2016
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
Short QQQ®	0.75	0.10	115,572	—	—	0.95	September 30, 2016
Short Dow30SM	0.75	0.10	40,329	—	—	0.95	September 30, 2016
Short MidCap400	0.75	0.10	42,674	—	—	0.95	September 30, 2016
Short Russell2000	0.75	0.10	169,534	—	—	0.95	September 30, 2016
Short SmallCap600	0.75	0.10	40,112	—	—	0.95	September 30, 2016
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
UltraShort QQQ®	0.75	0.10	154,779	—	—	0.95	September 30, 2016
UltraShort Dow30SM	0.75	0.10	53,516	—	—	0.95	September 30, 2016
UltraShort MidCap400	0.75	0.10	29,523	3,938	11,198	0.95	September 30, 2016
UltraShort Russell2000	0.75	0.10	102,312	—	—	0.95	September 30, 2016
UltraShort SmallCap600	0.75	0.10	16,933	2,259	24,719	0.95	September 30, 2016
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
UltraPro Short QQQ®	0.75	0.10	139,855	—	—	0.95	September 30, 2016
UltraPro Short Dow30SM	0.75	0.10	42,776	—	—	0.95	September 30, 2016
UltraPro Short MidCap400	0.75	0.10	19,709	2,629	22,166	0.95	September 30, 2016
UltraPro Short Russell2000	0.75	0.10	63,872	—	—	0.95	September 30, 2016
Short Basic Materials	0.75	0.10	5,152	687	37,434	0.95	September 30, 2016
Short Financials	0.75	0.10	44,374	—	—	0.95	September 30, 2016
Short Oil & Gas	0.75	0.10	33,279	4,437	3,973	0.95	September 30, 2016
Short Real Estate	0.75	0.10	41,048	—	—	0.95	September 30, 2016
Short S&P Regional Banking	0.75	0.10	4,537	606	43,739	0.95	September 30, 2016
UltraShort Basic Materials	0.75	0.10	43,374	—	—	0.95	September 30, 2016
UltraShort Nasdaq Biotechnology	0.75	0.10	73,850	—	—	0.95	September 30, 2016
UltraShort Consumer Goods	0.75	0.10	8,842	1,180	33,344	0.95	September 30, 2016
UltraShort Consumer Services	0.75	0.10	13,153	1,755	29,454	0.95	September 30, 2016
UltraShort Financials	0.75	0.10	50,325	—	—	0.95	September 30, 2016
UltraShort Gold Miners	0.75	0.10	7,087	946	9,712	0.95	September 30, 2016
UltraShort Junior Miners	0.75	0.10	8,834	1,178	22,711	0.95	September 30, 2016
UltraShort Health Care	0.75	0.10	10,624	1,417	31,111	0.95	September 30, 2016
UltraShort Homebuilders & Supplies	0.75	0.10	6,298	843	15,543	0.95	September 30, 2016
UltraShort Industrials	0.75	0.10	21,720	2,896	18,345	0.95	September 30, 2016
UltraShort Oil & Gas	0.75	0.10	43,998	—	—	0.95	September 30, 2016
UltraShort Oil & Gas Exploration & Production	0.75	0.10	9,370	1,252	12,465	0.95	September 30, 2016
UltraShort Real Estate	0.75	0.10	57,410	—	—	0.95	September 30, 2016
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 431

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort Semiconductors	0.75%	0.10%	$15,301	$2,040	$26,494	0.95%	September 30, 2016
UltraShort Technology	0.75	0.10	29,388	3,931	9,795	0.95	September 30, 2016
UltraShort Utilities	0.75	0.10	25,410	3,388	14,335	0.95	September 30, 2016
UltraPro Short Nasdaq Biotechnology	0.75	0.10	19,629	1,955	—	0.95	September 30, 2016
UltraPro Short Financial Select Sector	0.75	0.10	17,281	2,306	23,039	0.95	September 30, 2016
Short MSCI EAFE	0.75	0.10	49,652	—	—	0.95	September 30, 2016
Short MSCI Emerging Markets	0.75	0.10	12,394	—	—	0.95	September 30, 2016
Short FTSE China 50	0.75	0.10	41,314	3,948	—	0.95	September 30, 2016
UltraShort MSCI EAFE	0.75	0.10	21,558	2,874	18,994	0.95	September 30, 2016
UltraShort MSCI Emerging Markets	0.75	0.10	40,528	—	—	0.95	September 30, 2016
UltraShort FTSE Europe	0.75	0.10	39,461	—	—	0.95	September 30, 2016
UltraShort MSCI Pacific ex-Japan	0.75	0.10	4,758	634	37,731	0.95	September 30, 2016
UltraShort MSCI Brazil Capped	0.75	0.10	40,329	—	—	0.95	September 30, 2016
UltraShort FTSE China 50	0.75	0.10	67,960	—	—	0.95	September 30, 2016
UltraShort MSCI Japan	0.75	0.10	41,614	—	—	0.95	September 30, 2016
UltraShort MSCI Mexico Capped IMI	0.75	0.10	4,852	647	37,624	0.95	September 30, 2016
Short 7-10 Year Treasury	0.75	0.10	40,679	—	—	0.95	September 30, 2016
Short 20+ Year Treasury	0.75	0.10	7,463	—	—	0.95	September 30, 2016
Short High Yield	0.75	0.10	29,649	—	—	0.95	September 30, 2016
Short Investment Grade Corporate	0.75	0.10	10,719	1,429	39,671	0.95	September 30, 2016
UltraShort 3-7 Year Treasury	0.75	0.10	10,695	1,426	30,869	0.95	September 30, 2016
UltraShort 7-10 Year Treasury	0.75	0.10	40,656	—	—	0.95	September 30, 2016
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2016
UltraShort TIPS	0.75	0.10	28,629	3,826	9,843	0.95	September 30, 2016
UltraPro Short 20+ Year Treasury	0.75	0.10	35,213	—	—	0.95	September 30, 2016
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
Ultra QQQ®	0.75	0.10	306,316	—	—	0.95	September 30, 2016
Ultra Dow30SM	0.75	0.10	69,119	—	—	0.95	September 30, 2016
Ultra MidCap400	0.75	0.10	91,424	—	—	0.95	September 30, 2016
Ultra Russell2000	0.75	0.10	250,880	—	—	0.95	September 30, 2016
Ultra SmallCap600	0.75	0.10	70,110	—	—	0.95	September 30, 2016
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2016
UltraPro QQQ®	0.75	0.10	331,552	—	—	0.95	September 30, 2016
UltraPro Dow30SM	0.75	0.10	62,599	—	—	0.95	September 30, 2016
UltraPro MidCap400	0.75	0.10	66,258	—	—	0.95	September 30, 2016
UltraPro Russell2000	0.75	0.10	241,663	—	—	0.95	September 30, 2016
Ultra Basic Materials	0.75	0.10	67,247	—	—	0.95	September 30, 2016
Ultra Nasdaq Biotechnology	0.75	0.10	282,288	—	—	0.95	September 30, 2016
Ultra Consumer Goods	0.75	0.10	62,644	—	—	0.95	September 30, 2016
Ultra Consumer Services	0.75	0.10	63,609	—	—	0.95	September 30, 2016
Ultra Financials	0.75	0.10	54,987	—	—	0.95	September 30, 2016
Ultra Gold Miners	0.75	0.10	4,764	638	12,425	0.95	September 30, 2016
Ultra Junior Miners	0.75	0.10	6,777	907	20,654	0.95	September 30, 2016
Ultra Health Care	0.75	0.10	67,981	—	—	0.95	September 30, 2016
Ultra Homebuilders & Supplies	0.75	0.10	9,662	1,289	12,640	0.95	September 30, 2016
Ultra Industrials	0.75	0.10	70,173	—	—	0.95	September 30, 2016
Ultra Oil & Gas	0.75	0.10	84,616	—	—	0.95	September 30, 2016
Ultra Oil & Gas Exploration & Production	0.75	0.10	5,950	798	16,271	0.95	September 30, 2016

432 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra Real Estate	0.75%	0.10%	$78,649	—	—	0.95%	September 30, 2016
Ultra S&P Regional Banking	0.75	0.10	38,898	$5,197	$22,235	0.95	September 30, 2016
Ultra Semiconductors	0.75	0.10	63,498	—	—	0.95	September 30, 2016
Ultra Technology	0.75	0.10	74,538	—	—	0.95	September 30, 2016
Ultra Telecommunications	0.75	0.10	20,873	2,786	38,948	0.95	September 30, 2016
Ultra Utilities	0.75	0.10	64,365	—	—	0.95	September 30, 2016
UltraPro Nasdaq Biotechnology	0.75	0.10	42,445	—	—	0.95	September 30, 2016
UltraPro Financial Select Sector	0.75	0.10	48,071	6,424	19,494	0.95	September 30, 2016
Ultra MSCI EAFE	0.75	0.10	42,103	—	—	0.95	September 30, 2016
Ultra MSCI Emerging Markets	0.75	0.10	45,496	—	—	0.95	September 30, 2016
Ultra FTSE Europe	0.75	0.10	39,100	—	—	0.95	September 30, 2016
Ultra MSCI Pacific ex-Japan	0.75	0.10	6,182	827	36,142	0.95	September 30, 2016
Ultra MSCI Brazil Capped	0.75	0.10	19,797	2,657	21,761	0.95	September 30, 2016
Ultra FTSE China 50	0.75	0.10	57,859	—	—	0.95	September 30, 2016
Ultra MSCI Japan	0.75	0.10	41,762	—	—	0.95	September 30, 2016
Ultra MSCI Mexico Capped IMI	0.75	0.10	16,123	2,153	24,788	0.95	September 30, 2016
Ultra 7-10 Year Treasury	0.75	0.10	85,837	—	—	0.95	September 30, 2016
Ultra 20+ Year Treasury	0.75	0.10	57,266	—	—	0.95	September 30, 2016
Ultra High Yield	0.75	0.10	10,379	1,385	65,280	0.95	September 30, 2016
Ultra Investment Grade Corporate	0.75	0.10	10,926	1,458	58,126	0.95	September 30, 2016

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2015. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

**  The Advisor has agreed to waive Investment Advisory and Management Services fees for the Morningstar Alternatives Solution ETF through October 31, 2016. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. Additionally, the expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

***  Pursuant to an Investment Advisory and Management Agreement, the Advisor is responsible for substantially all expenses of the S&P 500® Ex-Energy ETF, S&P 500® Ex-Financials ETF, S&P 500® Ex-Health Care ETF, S&P 500® Ex-Technology ETF, Hedged FTSE Europe ETF and Hedged FTSE Japan ETF, except interest expenses, taxes, brokerage and other transaction costs, compensation and expenses of the Independent Trustees, compensation and expenses of counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, future distribution fees or expenses, and extraordinary expenses.

For each Fund, except as footnoted below, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2015, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2016	2017	2018	2019	2020	2021	Recoupment
Morningstar Alternatives Solution ETF*	—	—	—	—	$137,848	$17,182	$155,030
DJ Brookfield Global Infrastructure ETF	—	—	—	$69,660	193,121	32,874	295,655
Global Listed Private Equity ETF	—	—	$90,110	156,676	104,734	26,707	378,227
Large Cap Core Plus	$130,792	$149,288	564,647	1,453,161	2,528,179	357,356	5,183,423
S&P 500 Dividend Aristocrats ETF	—	—	—	373,347	1,364,295	313,604	2,051,246
S&P MidCap 400 Dividend Aristocrats ETF	—	—	—	—	74,761	15,720	90,481
Russell 2000 Dividend Growers ETF	—	—	—	—	56,462	9,394	65,856
MSCI EAFE Dividend Growers ETF	—	—	—	8,528	90,924	30,346	129,798

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 433

	Expires September 30,						Total Amount Eligible for
Fund	2016	2017	2018	2019	2020	2021	Recoupment
MSCI Europe Dividend Growers ETF	—	—	—	—	$3,958	$11,571	$15,529
High Yield-Interest Rate Hedged**	$101,529	$404,601	$393,451	$64,689	—	—	964,270
Investment Grade-Interest Rate Hedged	—	—	—	250,782	409,635	76,074	736,491
USD Covered Bond	—	62,222	89,050	147,092	147,153	24,773	470,290
German Sovereign/ Sub-Sovereign ETF	—	72,952	128,282	174,307	160,947	26,998	563,486
Short Term USD Emerging Markets Bond ETF	—	—	—	115,550	110,702	23,719	249,971
Hedge Replication ETF	20,348	179,393	204,436	234,815	464,116	72,627	1,175,735
Merger ETF	—	—	119,184	169,726	103,294	27,813	420,017
RAFI® Long/Short	78,337	110,891	114,748	130,506	134,193	23,192	591,867
30 Year TIPS/TSY Spread	—	57,238	99,580	127,976	131,780	21,951	438,525
CDS North American HY Credit ETF	—	—	—	12,012	70,988	16,413	99,413
CDS Short North American HY Credit ETF	—	—	—	13,834	79,669	17,999	111,502
Short QQQ®	256,015	225,411	199,842	183,455	233,406	41,473	1,139,602
Short Dow30SM	99,409	72,664	105,984	85,730	122,796	10,470	497,053
Short MidCap400	87,771	66,719	75,404	46,552	101,429	13,515	391,390
Short Russell2000	291,537	369,089	323,363	343,588	399,196	55,767	1,782,540
Short SmallCap600	93,130	65,844	73,138	82,583	80,665	13,485	408,845
UltraShort QQQ®	524,575	441,019	323,315	276,534	322,567	54,489	1,942,499
UltraShort Dow30SM	78,468	74,164	104,635	87,817	133,867	16,739	495,690
UltraShort MidCap400	92,348	55,992	75,207	81,399	90,108	14,673	409,727
UltraShort Russell2000	358,809	306,432	308,759	211,140	225,267	32,364	1,442,771
UltraShort SmallCap600	106,439	75,266	86,443	82,593	88,808	14,546	454,095
UltraPro Short QQQ®	154,732	150,137	220,132	248,710	293,276	52,972	1,119,959
UltraPro Short Dow30SM	88,841	69,948	100,619	81,395	105,834	13,531	460,168
UltraPro Short MidCap400	69,199	87,998	93,027	84,692	89,478	14,792	439,186
UltraPro Short Russell2000	103,175	108,362	130,097	114,253	144,666	20,905	621,458
Short Basic Materials	61,632	91,429	92,961	84,361	89,314	14,403	434,100
Short Financials	96,570	78,910	94,714	78,620	89,064	14,088	451,966
Short Oil & Gas	112,849	91,956	85,594	83,999	90,741	13,697	478,836
Short Real Estate	77,905	81,882	92,032	81,400	90,383	14,774	438,376
Short S&P Regional Banking	74,764	85,432	89,463	83,987	89,132	20,071	442,849
UltraShort Basic Materials	93,729	123,469	56,367	77,153	91,231	13,990	455,939
UltraShort Nasdaq Biotechnology	58,723	92,655	105,368	86,262	158,156	27,433	528,597
UltraShort Consumer Goods	113,333	92,430	88,502	84,323	89,557	14,515	482,660
UltraShort Consumer Services	100,759	92,694	89,557	83,711	95,919	14,663	477,303
UltraShort Financials	57,864	97,996	114,645	77,065	117,490	15,044	480,104
UltraShort Gold Miners	—	—	—	—	42,813	5,152	47,965
UltraShort Junior Miners	—	—	—	—	56,432	12,418	68,850
UltraShort Health Care	115,922	92,201	87,750	84,447	92,376	14,277	486,973
UltraShort Homebuilders & Supplies	—	—	—	—	14,034	8,650	22,684
UltraShort Industrials	113,792	90,038	88,318	84,088	95,818	14,269	486,323
UltraShort Oil & Gas	97,979	82,425	92,340	68,373	93,112	14,135	448,364
UltraShort Oil & Gas Exploration & Production	—	—	—	—	14,326	8,761	23,087
UltraShort Real Estate	107,158	145,256	116,965	76,577	145,534	17,028	608,518
UltraShort Semiconductors	112,322	81,478	86,142	84,678	91,302	14,566	470,488

434 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2016	2017	2018	2019	2020	2021	Recoupment
UltraShort Technology	$111,098	$88,188	$88,332	$84,637	$94,212	$14,241	$480,708
UltraShort Utilities	117,264	93,317	87,334	85,144	93,012	14,493	490,564
UltraPro Short Nasdaq Biotechnology	—	—	—	—	12,765	8,819	21,584
UltraPro Short Financial Select Sector	—	12,479	56,151	82,107	85,426	14,312	250,475
Short MSCI EAFE	78,523	177,800	107,096	38,609	109,596	14,723	526,347
Short MSCI Emerging Markets	185,747	116,687	52,054	46,344	47,858	6,335	455,025
Short FTSE China 50	67,494	92,334	95,238	86,890	105,803	14,808	462,567
UltraShort MSCI EAFE	119,140	81,877	86,165	93,615	91,412	14,369	486,578
UltraShort MSCI Emerging Markets	51,857	69,793	92,695	89,273	96,601	12,787	413,006
UltraShort FTSE Europe	113,876	125,100	193,824	59,504	89,329	12,037	593,670
UltraShort MSCI Pacific ex-Japan	142,726	116,284	113,959	97,259	100,425	14,381	585,034
UltraShort MSCI Brazil Capped	116,003	104,761	104,587	91,059	88,159	13,246	517,815
UltraShort FTSE China 50	179,085	152,062	143,507	120,606	152,896	20,936	769,092
UltraShort MSCI Japan	154,050	123,797	101,018	93,687	92,490	13,710	578,752
UltraShort MSCI Mexico Capped IMI	141,073	117,556	114,227	98,203	88,968	14,374	574,401
Short 7-10 Year Treasury	39,459	70,562	84,362	71,478	84,790	13,258	363,909
Short 20+ Year Treasury	—	—	—	—	2,980	4,483	7,463
Short High Yield	53,609	89,685	96,544	90,021	87,689	5,664	423,212
Short Investment Grade Corporate	42,732	79,144	111,164	100,144	109,350	17,264	459,798
UltraShort 3-7 Year Treasury	36,013	61,645	90,841	84,082	85,571	14,331	372,483
UltraShort 7-10 Year Treasury	94,597	—	56,551	38,615	85,893	12,524	288,180
UltraShort TIPS	39,084	72,591	89,868	83,250	93,216	14,536	392,545
UltraPro Short 20+ Year Treasury	—	48,233	55,782	70,203	79,018	11,982	265,218
Ultra QQQ®	614,715	412,344	448,616	486,230	616,655	97,333	2,675,893
Ultra Dow30SM	155,367	105,959	123,374	111,163	116,980	22,228	635,071
Ultra MidCap400	142,109	49,902	—	—	114,172	33,518	339,701
Ultra Russell2000	457,291	693,472	619,345	1,116,585	374,496	87,645	3,348,834
Ultra SmallCap600	145,396	111,392	152,615	249,407	96,586	22,614	778,010
UltraPro S&P500®	101,883	176,282	35,138	—	—	—	313,303
UltraPro QQQ®	246,454	245,246	280,905	427,542	706,840	104,525	2,011,512
UltraPro Dow30SM	102,606	108,261	120,149	122,763	126,559	20,349	600,687
UltraPro MidCap400	70,174	159,818	128,806	170,523	108,670	23,358	661,349
UltraPro Russell2000	267,279	411,199	348,618	623,676	492,844	76,524	2,220,140
Ultra Basic Materials	156,800	120,797	138,387	133,618	133,780	20,505	703,887
Ultra Nasdaq Biotechnology	82,837	157,343	190,333	352,254	529,605	92,335	1,404,707
Ultra Consumer Goods	135,668	141,009	134,031	141,953	123,914	20,297	696,872
Ultra Consumer Services	142,815	159,828	135,271	140,388	121,105	22,069	721,476
Ultra Financials	41,723	104,734	152,297	120,266	87,854	11,644	518,518
Ultra Gold Miners	—	—	—	—	42,932	5,288	48,220
Ultra Junior Miners	—	—	—	—	58,788	6,398	65,186
Ultra Health Care	128,163	122,928	118,525	148,373	126,289	24,903	669,181
Ultra Homebuilders & Supplies	—	—	—	—	14,626	8,965	23,591
Ultra Industrials	152,002	130,516	143,325	148,544	118,794	27,010	720,191
Ultra Oil & Gas	189,638	154,466	160,475	129,945	177,389	27,271	839,184
Ultra Oil & Gas Exploration & Production	—	—	—	—	14,264	8,755	23,019
Ultra Real Estate	139,663	86,533	138,816	168,740	128,235	24,179	686,166

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 435

	Expires September 30,						Total Amount Eligible for
Fund	2016	2017	2018	2019	2020	2021	Recoupment
Ultra S&P Regional Banking	$71,767	$143,558	$128,081	$131,169	$127,130	$23,866	$625,571
Ultra Semiconductors	118,478	117,849	117,178	121,028	123,797	20,817	619,147
Ultra Technology	146,449	149,994	131,109	146,728	152,665	22,855	749,800
Ultra Telecommunications	140,412	140,516	131,129	124,140	124,376	20,774	681,347
Ultra Utilities	129,707	132,898	130,418	123,901	129,009	21,374	667,307
UltraPro Nasdaq Biotechnology	—	—	—	—	23,638	18,807	42,445
UltraPro Financial Select Sector	—	16,500	110,814	126,411	147,516	25,848	427,089
Ultra MSCI EAFE	135,963	83,345	111,654	83,399	89,290	13,323	516,974
Ultra MSCI Emerging Markets	136,015	86,797	72,361	84,081	106,459	15,285	500,998
Ultra FTSE Europe	82,819	116,348	95,983	77,927	81,145	13,601	467,823
Ultra MSCI Pacific ex-Japan	78,746	116,425	113,897	97,295	86,040	14,388	506,791
Ultra MSCI Brazil Capped	87,983	105,221	109,196	96,173	91,271	14,859	504,703
Ultra FTSE China 50	133,682	81,225	92,912	94,549	124,083	19,604	546,055
Ultra MSCI Japan	180,435	112,975	100,571	87,589	82,399	13,695	577,664
Ultra MSCI Mexico Capped IMI	77,613	117,509	113,047	96,850	91,915	14,315	511,249
Ultra 7-10 Year Treasury	95,221	117,900	121,313	225	301,560	21,139	657,358
Ultra 20+ Year Treasury	92,792	130,053	131,767	112,878	117,517	19,158	604,165
Ultra High Yield	46,856	80,699	134,133	153,421	154,099	25,640	594,848
Ultra Investment Grade Corporate	42,369	71,127	122,088	141,886	140,908	23,508	541,886

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2016.

**  Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within three years of the end of the applicable contractual period.

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: ProShares 30 Year TIPS/TSY Spread — 55.2%; ProShares DJ Brookfield Global Infrastructure ETF — 3.0%; ProShares Global Listed Private Equity ETF — 38.9%; ProShares Hedge Replication ETF — 15.8%; ProShares Managed Futures Strategy ETF — 45.7%; ProShares Merger ETF — 84.2%; and ProShares RAFI Long/Short — 9.7%.

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custodian Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Licensing and Listing Fees

A Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s). The portion of the costs related to such licensing agreements attributed to each Fund are reflected on the Statements of Operations as "Licensing Fees". The costs associated with the initial and/or ongoing listing of each Fund on an exchange and the dissemination of each Fund's Indicative Optimized Portfolio Value (IOPV) are reflected on the Statements of Operations as "Listing Fees".

8. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000.

436 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% of the daily mark-to-market value of the missing Deposit Securities. As of November 30, 2015 there was no collateral posted by the Authorized Participants for the benefit of the Funds.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2015	Year Ended May 31, 2015
Hedged FTSE Europe ETF	$7,600	—
High Yield-Interest Rate Hedged	57,483	$190,137
Investment Grade-Interest Rate Hedged	84,943	366,124
USD Covered Bond	—	1,979
30 Year TIPS/TSY Spread	602	1,869
CDS North American HY Credit ETF	1,747	1,810
CDS Short North American HY Credit ETF	—	3,556
Short MSCI EAFE	—	6,242
Short MSCI Emerging Markets	—	2,252
UltraShort MSCI EAFE	—	610
UltraShort MSCI Emerging Markets	—	1,503
UltraShort FTSE Europe	—	572
UltraShort MSCI Brazil Capped	—	655
UltraShort FTSE China 50	—	1,000
UltraShort MSCI Japan	—	1,002
Short 7-10 Year Treasury	—	266
Short 20+ Year Treasury	—	4,019
Short High Yield	—	460
UltraShort 7-10 Year Treasury	—	907
UltraShort 20+ Year Treasury	—	26,978
Ultra MSCI Emerging Markets	—	895
Ultra FTSE Europe	—	8,752
Ultra FTSE China 50	—	4,164
Ultra 7-10 Year Treasury	—	479,205

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 437

11. Investment Transactions

For the period ended November 30, 2015, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares 30 Year TIPS/TSY Spread, ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Morningstar Alternatives Solution ETF	$8,947,544	$8,921,199
DJ Brookfield Global Infrastructure ETF	1,792,929	1,842,160
Global Listed Private Equity ETF	1,586,930	1,532,147
Large Cap Core Plus	111,617,401	111,877,301
S&P 500 Dividend Aristocrats ETF	164,619,240	93,607,813
S&P MidCap 400 Dividend Aristocrats ETF	17,213,742	2,308,720
Russell 2000 Dividend Growers ETF	6,415,850	1,311,657
MSCI EAFE Dividend Growers ETF	3,734,035	3,763,003
MSCI Europe Dividend Growers ETF	619,126	522,203
S&P® 500 Ex-Energy ETF	4,022,657	19,852
S&P® 500 Ex-Financials ETF	4,024,007	21,336
S&P® 500 Ex-Health Care ETF	4,029,178	28,488
S&P® 500 Ex-Technology ETF	4,027,162	24,175
Hedged FTSE Europe ETF	6,204,874	894,809
Hedged FTSE Japan ETF	5,270,568	1,420,750
High Yield-Interest Rate Hedged	33,662,237	37,324,615
Investment Grade-Interest Rate Hedged	32,835,741	43,590,358
USD Covered Bond	3,967,163	3,935,729
German Sovereign/Sub-Sovereign ETF	850,207	809,015
Short Term USD Emerging Markets Bond ETF	1,425,046	1,415,182
Hedge Replication ETF	3,390,882	4,914,737
Merger ETF	12,206,218	11,530,222
RAFI® Long/Short	6,813,289	5,853,600
Ultra S&P500®	330,138,898	29,590,592
Ultra QQQ®	74,454,584	43,551,525
Ultra Dow30SM	9,084,655	24,427,545
Ultra MidCap400	28,956,701	19,448,813
Ultra Russell2000	36,211,194	75,909,093
Ultra SmallCap600	4,509,815	1,589,073
UltraPro S&P500®	674,310,933	81,563,177
UltraPro QQQ®	399,048,599	128,221,653
UltraPro Dow30SM	83,478,797	103,682
UltraPro MidCap400	8,719,002	6,736,996
UltraPro Russell2000	76,230,944	41,165,647
Ultra Basic Materials	10,209,920	9,286,231
Ultra Nasdaq Biotechnology	98,434,315	181,136,296
Ultra Consumer Goods	16,488,364	968,233
Ultra Consumer Services	11,031,639	1,655,553
Ultra Financials	38,664,466	17,077,817
Ultra Gold Miners	—	579,559
Ultra Junior Miners	162,028	1,011,641
Ultra Health Care	15,413,250	17,105,633
Ultra Homebuilders & Supplies	1,344,443	91,558
Ultra Industrials	7,047,815	1,565,208
Ultra Oil & Gas	6,628,958	25,347,966
Ultra Oil & Gas Exploration & Production	1,281,842	466,105

438 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Purchases	Sales
Ultra Real Estate	$47,592,727	$15,464,510
Ultra S&P Regional Banking	6,921,450	1,829,894
Ultra Semiconductors	1,777,871	375,831
Ultra Technology	17,387,314	3,376,362
Ultra Telecommunications	665,568	2,324,693
Ultra Utilities	227,355	1,403,164
UltraPro Nasdaq Biotechnology	17,961,952	14,122,447
UltraPro Financial Select Sector	17,889,531	3,376,609
Ultra 7-10 Year Treasury	65,285,527	41,717,762
Ultra 20+ Year Treasury	3,685,964	8,271,857
Ultra High Yield	169,326	100,148
Ultra Investment Grade Corporate	249,952	100,480

12. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2015, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Morningstar Alternatives Solution ETF	$6,236,836	$11,429
DJ Brookfield Global Infrastructure ETF	5,927,015	(238,339)
Global Listed Private Equity ETF	3,807,988	223,888
Large Cap Core Plus	79,403,293	2,928,665
S&P 500 Dividend Aristocrats ETF	24,654,655	3,777,766
S&P MidCap 400 Dividend Aristocrats ETF	13,752,650	469,971
Russell 2000 Dividend Growers ETF	4,806,884	147,852
High Yield-Interest Rate Hedged	6,461,066	(240,927)
Hedge Replication ETF	700,016	133,193
Merger ETF	842,795	208
RAFI® Long/Short	4,006,034	581,766
30 Year TIPS/TSY Spread	3,085,003	(368,429)
Ultra S&P500®	460,874,340	40,867,100
Ultra QQQ®	232,858,360	37,506,989
Ultra Dow30SM	83,706,952	6,989,350
Ultra MidCap400	63,635,766	3,198,320
Ultra Russell2000	9,105,707	1,185,332
UltraPro S&P500®	570,107,861	30,401,587
UltraPro QQQ®	1,104,362,672	71,955,516
UltraPro Dow30SM	160,947,559	5,699,620
UltraPro MidCap400	6,405,172	328,477
UltraPro Russell2000	61,925,829	(2,175,323)
Ultra Basic Materials	16,579,939	(1,200,333)
Ultra Nasdaq Biotechnology	287,741,480	58,653,239
Ultra Consumer Goods	24,868,470	1,003,929
Ultra Consumer Services	18,502,041	2,228,963
Ultra Financials	19,855,196	4,574,168
Ultra Health Care	67,958,035	4,748,882
Ultra Industrials	30,402,797	675,426

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2015 (UNAUDITED) :: 439

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Oil & Gas	$40,756,774	$1,427,112
Ultra Real Estate	83,531,610	9,566,682
Ultra S&P Regional Banking	5,284,546	419,354
Ultra Semiconductors	10,015,975	2,045,343
Ultra Technology	39,455,422	526,071
Ultra Utilities	14,909,168	(1,033,695)
UltraPro Nasdaq Biotechnology	2,190,914	314,135
UltraPro Financial Select Sector	13,406,335	737,755
Ultra 7-10 Year Treasury	24,988,849	(157,823)
Ultra 20+ Year Treasury	7,340,924	523,201

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2015, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Morningstar Alternatives Solution ETF	$10,661,678
DJ Brookfield Global Infrastructure ETF	985,697
Global Listed Private Equity ETF	2,067,749
Large Cap Core Plus	7,115,609
S&P 500 Dividend Aristocrats ETF	188,789,753
S&P MidCap 400 Dividend Aristocrats ETF	4,931,821
Russell 2000 Dividend Growers ETF	3,989,962
MSCI EAFE Dividend Growers ETF	5,843,891
MSCI Europe Dividend Growers ETF	3,909,182
Hedged FTSE Europe ETF	20,639,034
Hedged FTSE Japan ETF	25,339,312
Investment Grade-Interest Rate Hedged	1,781,361
Merger ETF	1,699,814
30 Year TIPS/TSY Spread	2,357,558
Ultra S&P500®	183,053,279
Ultra QQQ®	147,091,666
Ultra Dow30SM	51,888,690
Ultra MidCap400	48,783,405
Ultra Russell2000	39,345,741
UltraPro S&P500®	307,158,653
UltraPro QQQ®	1,058,824,083
UltraPro Dow30SM	159,414,389
UltraPro Russell2000	8,929,048
Ultra Basic Materials	9,628,860
Ultra Nasdaq Biotechnology	259,075,139
Ultra Consumer Goods	10,192,286
Ultra Consumer Services	2,811,604
Ultra Financials	3,765,613
Ultra Gold Miners	1,454,152
Ultra Junior Miners	1,706,022
Ultra Health Care	11,150,255
Ultra Homebuilders & Supplies	992,869
Ultra Industrials	14,043,864
Ultra Oil & Gas	37,791,390
Ultra Oil & Gas Exploration & Production	905,356
Ultra Real Estate	38,149,078

440 :: NOVEMBER 30, 2015 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Fair Value
Ultra Semiconductors	$1,714,747
Ultra Technology	26,092,776
Ultra Utilities	2,409,447
UltraPro Nasdaq Biotechnology	42,959,484

13. Share Splits and Reverse Share Splits

Effective November 13, 2015, the ProShares UltraShort MSCI Brazil Capped underwent a 2-for-1 share split, ProShares Ultra Gold Miners, ProShares Ultra Junior Miners, ProShares Ultra Oil & Gas Exploration & Production and ProShares Ultra MSCI Brazil Capped underwent a 1-for-3 reverse share split, and ProShares UltraPro Nasdaq Biotechnology underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

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•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of ProShares Morningstar Alternatives Solution ETF) will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund's correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At November 30, 2015, the ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Gold Miners, ProShares UltraShort Junior Miners, ProShares UltraShort Oil & Gas, ProShares UltraShort Oil & Gas Exploration & Production, ProShares UltraPro Short Nasdaq Biotechnology, ProShares UltraShort FTSE Europe, ProShares UltraShort MSCI Brazil Capped, ProShares UltraShort FTSE China 50, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Consumer Goods, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra S&P Regional Banking, ProShares Ultra Technology, ProShares Ultra Telecommunications and ProShares UltraPro Nasdaq Biotechnology Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency and Currency Hedging Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

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ProShares Hedged FTSE Europe ETF and ProShares Hedged FTSE Japan ETF seek to mitigate these foreign currency risks by using short positions in currency forward contracts; such short positions should increase in value when a foreign currency rate decreases versus the U.S. dollar and should decrease in value in when a foreign currency rate increases versus the U.S. dollar, thereby mitigating potential gains and losses in the equity positions of the Fund arising from fluctuations in currency rates. There is no guarantee that the currency forwards will completely eliminate the currency rate risk of the equity positions. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies appreciate or remain unchanged.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

ProShares 30 Year TIPS/TSY Spread seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 30-Year Inflation Breakeven Index. The Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued 30 year Treasury Inflation-Protected Securities (TIPS) bond and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Credit Suisse 30-Year Inflation Breakeven Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Credit Suisse 30-Year Inflation Breakeven Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Credit Suisse 30-Year Inflation Breakeven Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

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15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

On October 12, 2015, the Advisor received a notification from BATS Exchange indicating that ProShares CDS North American HY Credit ETF did not meet the beneficial holders requirements. On November 25, 2015, the Advisor filed a plan for compliance on behalf of the Fund with the exchange. The Fund has up to 180 calendar days from that date to comply with the beneficial holders requirement. If the Fund fails to comply within that time period, the exchange may take further action, which could include delisting the Fund.

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At a meeting held on September 16-17, 2015, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of each of its operational series (the "Existing Funds"), and ProShare Advisors LLC (the "Advisor"). Also at the meeting, the Board unanimously approved the Advisory Agreement with respect to the ProShares S&P 500 Ex-Energy ETF, the ProShares S&P 500 Ex-Financials ETF, the ProShares S&P 500 Ex-Health Care ETF and the ProShares S&P 500 Ex-Technology ETF (collectively, "New S&P 500 Ex-Sector ETFs"), new series of the Trust covered by the period of this report.

In addition, at a meeting held on June 11, 2015, the Board unanimously approved the Advisory Agreement with respect to the ProShares Hedged FTSE Europe ETF, the ProShares Hedged FTSE Japan ETF, the ProShares Ultra Homebuilders & Supplies ETF, the ProShares Ultra Oil & Gas Exploration & Production ETF, the ProShares UltraPro Nasdaq Biotechnology ETF, the ProShares UltraPro Short Nasdaq Biotechnology ETF, the ProShares UltraShort Homebuilders & Supplies ETF and the ProShares UltraShort Oil & Gas Exploration & Production ETF, (the "Eight New Funds"), eight other new series of the Trust covered by the period of this report. In addition, at a meeting held on June 11, 2014, the Board unanimously approved the Advisory Agreement with respect to the ProShares MSCI Europe Dividend Growers ETF, (the "New MSCI Europe Fund", together with the New S&P 500 Ex-Sector ETFs and the Eight New Funds, the "New Funds"), an additional new series of the Trust covered by the period of this report (collectively, the Existing Funds together with the New Funds, the "Funds"). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement for each Fund were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)  detailed information about the advisory services that (a) were being provided by the Advisor with respect to the Existing Funds and (b) were proposed to be provided by the Advisor with respect to the New Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of employees primarily responsible for providing investment advisory services;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year with respect to the Existing Funds, and the proposed contractual fees with respect to the New Funds;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods with respect to the Existing Funds;

(vi)  performance information for prior periods with respect to the Existing Funds;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that (a) were received by the Advisor and its affiliates for non-advisory services with respect to the Existing Funds, and (b) were to be received by the Advisor and its affiliates for non-advisory services with respect to the New Funds;

(ix)  information regarding trade allocation and best execution;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and the Independent Trustees were advised by legal counsel with respect to its deliberations. In addition, the Independent Trustees retained the services of an independent consultant to assist them in evaluating information with respect to certain aspects of their review of the contractual arrangements with respect to the Existing Funds. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 16-17, 2015, the Board regularly considers matters bearing on the Existing Funds and their investment advisory, administration and distribution arrangements, including the Existing Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from the relationship with the Existing Funds;

(iii)  the investment performance of the Existing Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services (i) performed by the Advisor with respect to the Existing Funds and (ii) to be performed by the Advisor with respect to the New Funds, and concluded that the services provided and as applicable, to be

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provided, by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the special skills needed to manage each Fund and, with respect to the Existing Funds, the Advisor's success in achieving the investment objectives of each Existing Fund;

•  the fact that to maintain exposure consistent with each geared Fund's daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds, as well as the employment of optimization/sampling techniques necessary to develop creation and redemption baskets for certain non-geared Funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties; and

•  the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for geared ETFs than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with both the geared and non-geared Existing Funds as well as compliance activities to be performed with respect to the New Funds, and discussed it with the Funds' Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board concluded that, (i) the investment advisory services provided by the Advisor with respect to each Existing Fund, and the investment advisory services to be provided by the Advisor with respect to each New Fund, were of high quality, (ii) that the Advisor successfully achieved the investment goals of the Existing Funds, (iii) that the Advisor's services benefited the Existing Fund's shareholders, particularly in light of the nature of the Existing Fund and the services required to support it and (iv) it was generally satisfied with the nature, quality and extent of services provided to the Existing Funds and to be provided to the New Funds by the Advisor.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Existing Funds and to be provided to the New Funds, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. The Board noted that this was especially true for the non-geared Funds which were designed to be first to market in many cases. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor's fees.

With respect to the Existing Funds, the Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. ("Lipper") comparing the management fee rate paid by each Existing Fund to other ETFs and funds with investment objectives most similar to each Existing Fund, as well as the median of each Fund's Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Existing Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds for both the geared and non-geared Existing Funds, as well as the Lipper categories used for comparison. The Board noted that, by design, the non-geared Existing Funds are unique and therefore no ETF or fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Existing Fund and the net advisory fees paid by each Existing Fund after taking waivers and reimbursements into account. With respect to the New Funds, the Board reviewed peer group information prepared by the Advisor, including information provided by Lipper, comparing the contractual advisory fee rate to be paid by each New Fund to other ETFs with investment objectives most similar to each New Fund. The Board also considered the proposed fee waiver and/or expense reimbursement arrangements for each New Fund and the net advisory fees paid by each Existing Fund after taking waivers and reimbursements into account.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other ETFs and funds but concluded that the Funds' advisory fee rates were reasonable given the services provided.

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Profitability

The Board considered the significant drivers of cost including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought achieve the objectives of the Funds. The Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Existing Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Existing Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Existing Fund and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year and since inception periods ended June 30, 2015. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each geared Existing Fund remained strong during the applicable periods and that geared Existing Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Existing Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Existing Funds, the correlation of the Existing Fund's performance with the performance of a benchmark was a more meaningful factor than the Existing Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds' shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Existing Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale associated with certain costs, and how and when shareholders might benefit from economies of scale. The Board considered that under the Advisory Agreement, each Fund (other than the ProShares Morningstar Alternatives Solution ETF, the ProShares DJ Brookfield Global Infrastructure ETF, the ProShares Global Listed Private Equity ETF, the ProShares S&P MidCap 400 Dividend Aristocrats ETF, the ProShares Russell 2000 Dividend Growers ETF, the ProShares S&P 500 Dividend Aristocrats ETF, the ProShares MSCI EAFE Dividend Growers ETF, the ProShares MSCI Europe Dividend Growers ETF, the ProShares High Yield — Interest Rate Hedged, the ProShares Investment Grade — Interest Rate Hedged, the ProShares USD Covered Bond, the ProShares German Sovereign/Sub-Sovereign ETF, the ProShares Short Term USD Emerging Markets Bond ETF, the ProShares 30 Year TIPS/TSY Spread, the ProShares CDS North American HY Credit ETF, the ProShares CDS Short North American HY Credit ETF, the ProShares Hedged FTSE Europe ETF, the ProShares Hedged FTSE Japan ETF, the ProShares S&P 500 Ex-Energy ETF, the ProShares S&P 500 Ex-Financials ETF, the ProShares S&P 500 Ex-Health Care ETF and the ProShares S&P 500 Ex-Technology ETF) pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2017. The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to consider the implementation of breakpoints at this time.

Unitary Fee

On June 11, 2015, the Board considered and approved an investment advisory agreement for the following funds: the ProShares Hedged FTSE Europe ETF and the ProShares Hedged FTSE Japan ETF.

On September 16-17, 2015, The Board considered and approved an investment advisory agreement for the following funds: the ProShares S&P 500 Ex-Energy ETF, the ProShares S&P 500 Ex-Financials ETF, the ProShares S&P 500 Ex-Health Care ETF and the ProShares S&P 500 Ex-Technology ETF.

The investment advisory agreement with respect to each of these Funds provides for the Funds to pay a "unitary fee" to the Advisor. In a unitary fee structure, the Funds pay a single fee to the Advisor, which in turn pays the Funds' management, administrative and most operating expenses. The unitary fee paid by the Funds is less than the management fee paid by other Funds with a traditional investment advisory fee arrangement. The Board considered the nature of the services to be provided under the unitary fee agreements as compared to the nature of the services provided by the Advisor under the traditional fee arrangements with the other ProShares. They considered, among other things, the nature of the investments and the frequency of the rebalancing needed to maintain the portfolio of investments held by ETFs in light of the Funds'

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strategies and shareholder base. They considered the fact that comparable ETFs pay similar or comparable fees for similar services. Based upon these and other factors they considered relevant, the Board, including all of the Independent Trustees, approved the investment advisory agreements with respect to these Funds.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Existing Fund, the investment advisory fees and other compensation payable to the Advisor were reasonable in relation to the nature and the quality of the services provided and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Existing Fund. With respect to the New Funds, the Board, including all of the Independent Trustees, concluded in light of all factors considered, described above, that it was in the best interests of each New Fund to approve the investment advisory agreement. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

MISC. INFORMATION (UNAUDITED)

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2015 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2015. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2015.

As of October 31, 2015, the Funds federal tax information is as follow:

Funds	QDI	DRD	QII
Morningstar Alternatives Solution ETF	90.83%	74.75%	0.00%
DJ Brookfield Global Infrastructure ETF	98.40	35.33	0.00
Global Listed Private Equity ETF	51.48	45.39	0.00
Large Cap Core Plus	100.00	100.00	0.00
S&P 500 Dividend Aristocrats ETF	100.00	100.00	0.00
S&P MidCap 400 Dividend Aristocrats ETF	100.00	100.00	0.00
Russell 2000 Dividend Growers ETF	100.00	100.00	0.00
MSCI EAFE Dividend Growers ETF	100.00	0.00	0.00
Hedged FTSE Europe ETF	100.00	0.00	0.00
Hedged FTSE Japan ETF	100.00	0.00	0.00
High Yield-Interest Rate Hedged	0.00	0.00	86.38
Investment Grade-Interest Rate Hedged	0.00	0.00	73.92
Merger ETF	100.00	97.12	0.00
RAFI® Long/Short	100.00	100.00	0.00
30 Year TIPS/TSY Spread	0.00	0.00	89.56
Ultra S&P500®	100.00	100.00	0.24
Ultra QQQ®	100.00	100.00	0.10
Ultra Dow30SM	100.00	100.00	0.04
Ultra Russell2000	100.00	100.00	0.71
UltraPro S&P500®	100.00	100.00	0.00
UltraPro QQQ®	100.00	100.00	0.00
UltraPro Dow30SM	100.00	100.00	0.00
UltraPro MidCap400	100.00	100.00	0.00
Ultra Basic Materials	100.00	100.00	0.00
Ultra Consumer Goods	100.00	100.00	0.00
Ultra Consumer Services	100.00	100.00	0.00
Ultra Financials	100.00	100.00	0.08
Ultra Health Care	100.00	100.00	0.00
Ultra Industrials	100.00	100.00	0.00

448 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

Funds	QDI	DRD	QII
Ultra Oil & Gas	100.00	100.00	0.00
Ultra Real Estate	0.35	0.35	0.01
Ultra S&P Regional Banking	100.00	100.00	0.00
Ultra Semiconductors	100.00	100.00	0.00
Ultra Technology	100.00	100.00	0.00
Ultra Telecommunications	100.00	100.00	0.00
Ultra Utilities	100.00	100.00	0.00
UltraPro Financial Select Sector	100.00	100.00	0.00
Ultra 7-10 Year Treasury	0.00	0.00	34.51
Ultra 20+ Year Treasury	0.00	0.00	100.00
Ultra High Yield	0.00	0.00	0.60
Ultra Investment Grade Corporate	0.00	0.00	0.86

Funds with Short Term Capital Gain Designation

For the tax year ended October 31, 2015, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2015, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
UltraPro S&P500®	$15,262,254
UltraPro QQQ®	74,854,661
Ultra MSCI Pacific ex-Japan	327,288
Ultra S&P500®	886,783
Ultra Consumer Goods	1,004,587
Ultra Real Estate	26,600,001
Russell 2000 Dividend Growers ETF	2,299

Tax Return of Capital—Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

	Ticker	Fund Name	CUSIP
Oct. 1, 2015	TOLZ	ProShares DJ Brookfield Global Infrastructure ETF	74347	B508

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Sept. 25, 2015	Oct. 1, 2015	Estimated Net Investment Income	$0.389682	69.48%
		Estimated Return of Capital	$0.171184	30.52%
		Total (per share)	$0.560866	100%
June 26, 2015	July 2, 2015	Estimated Net Investment Income	$0.268540	69.48%
		Estimated Return of Capital	$0.117967	30.52%
		Total (per share)	$0.386507	100%
Mar. 27, 2015	Apr. 2, 2015	Estimated Net Investment Income	$0.037748	69.48%
		Estimated Return of Capital	$0.016582	30.52%
		Total (per share)	$0.054330	100%
PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 449

Fund Name	CUSIP[2]
ProShares Ultra Oil & Gas Exploration & Production	74347	B672

Record Date	Pay Date	Source of Distribution[1]	Distribution[2]	% of Distribution
Sept. 25, 2015	Oct. 1, 2015	Estimated Return of Capital	$0.003674	100%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

2  On November 13, 2015, ProShares Ultra Oil & Gas Exploration & Production underwent a 1:3 reverse share split and cusip change. The per share amount of the distribution and the cusip shown above are pre-split. On a post-split basis, the amount of the distribution would be $0.011022. The new cusip is 74347B458.

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.ProShares.com

450 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ProShares ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit ProShares.com.

"QQQ,®" "NASDAQ-100®" and "NASDAQ "Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's,®" "S&P,®" "S&P 500,®" "S&P MidCap 400,®" "S&P SmallCap 600,®" "Standard & Poor's 500,®" "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", "S&P Merger Arbitrage," "S&P 500® Dividend Aristocrats® ," "S&P Strategic Futures Index," "S&P 400 MidCap® Dividend Aristocrats,®" certain "S&P Select Industry Indices," "S&P 500 Ex-Energy Index," "S&P 500 Ex-Financials Index," "S&P 500 Ex-Health Care Index," "S&P 500 Ex-Information Technology & Telecommunication Services Index," "Dow Jones Index," "DJ," "Dow Jones Industrial Average,SM" "The Dow 30,SM" "Dow Jones U.S. Sector Indexes," "Dow Jones Select Sector Indexes," and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index," "Russell 2000® Dividend Growth Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays" and "Barclays Inc." are trademarks of Barclays Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse," "Credit Suisse 130/30 Large Cap IndexTM" and "Credit Suisse 30-Year Inflation Breakeven Index" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model®" Exchange Series," "Merrill Lynch Factor Model,®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG. "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®," "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. The "Market VectorsTM Global Junior Gold Miners Index" is the exclusive property of Market Vectors Index Solutions GmbH. "FTSE Developed Europe 100% Hedged to USD Index" and "FTSE Japan 100% Hedged to USD Index" are trademarks of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2016 ProShare Advisors LLC. All rights reserved.  PSSA1115

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)         Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Large Cap Core Plus

Shares		Value
	Common Stocks (a) — 93.1%
	Consumer Discretionary — 13.5%

4,233	Amazon.com, Inc.*	$2,814,098
19,629	AutoNation, Inc.*	1,254,686
31,910	Best Buy Co., Inc.	1,014,100
29,028	Cablevision Systems Corp., Class A	885,354
29,414	Carnival Corp.	1,486,289
1,860	Chipotle Mexican Grill, Inc.*	1,077,963
21,799	Comcast Corp., Class A	1,326,687
41,385	D.R. Horton, Inc.	1,337,149
22,747	Darden Restaurants, Inc.	1,277,699
37,417	Discovery Communications, Inc., Class A*	1,165,165
4,302	Dollar General Corp.	281,394
9,708	Expedia, Inc.	1,195,152
143,024	Ford Motor Co.	2,049,534
23,049	Fossil Group, Inc.*	886,695
21,183	GameStop Corp., Class A	742,041
37,082	Gap, Inc. (The)	991,202
55,649	General Motors Co.	2,014,494
13,458	Genuine Parts Co.	1,219,699
39,746	Goodyear Tire & Rubber Co. (The)	1,386,340
18,093	H&R Block, Inc.	663,832
4,146	Harman International Industries, Inc.	427,701
11,207	Home Depot, Inc. (The)	1,500,393
40,682	Interpublic Group of Cos., Inc. (The)	935,686
22,222	Kohl’s Corp.	1,047,323
20,547	Leggett & Platt, Inc.	957,490
23,758	Lennar Corp., Class A	1,216,647
18,632	Marriott International, Inc., Class A	1,321,195
4,636	McDonald’s Corp.	529,246
29,543	Michael Kors Holdings Ltd.*	1,270,940
84,199	News Corp., Class A	1,208,256
1,838	NIKE, Inc., Class B	243,131
19,311	Omnicom Group, Inc.	1,427,469
14,566	PVH Corp.	1,329,730
4,442	Ralph Lauren Corp.	551,741
29,649	Ross Stores, Inc.	1,542,045
14,597	Royal Caribbean Cruises Ltd.	1,351,828
21,618	Scripps Networks Interactive, Inc., Class A	1,227,902
24,974	Staples, Inc.	301,436
4,853	Starbucks Corp.	297,926
24,912	Target Corp.	1,806,120
46,230	TEGNA, Inc.	1,305,998
28,203	Time Warner, Inc.	1,973,646
14,905	Tractor Supply Co.	1,331,762
6,765	Twenty-First Century Fox, Inc., Class A	199,635
13,285	Viacom, Inc., Class B	661,460
14,837	Walt Disney Co. (The)	1,683,554
7,827	Whirlpool Corp.	1,272,044
15,971	Wyndham Worldwide Corp.	1,212,518
		55,204,395
	Consumer Staples — 6.7%

11,094	Altria Group, Inc.	639,014
34,016	Archer-Daniels-Midland Co.	1,241,244
11,378	Clorox Co. (The)	1,414,285
35,310	Coca-Cola Co. (The)	1,504,912
22,576	Coca-Cola Enterprises, Inc.	1,135,573
2,157	Constellation Brands, Inc., Class A	302,541
29,773	CVS Health Corp.	2,801,342
16,781	Estee Lauder Cos., Inc. (The), Class A	1,411,618
19,406	Hormel Foods Corp.	1,453,897
3,439	Kraft Heinz Co. (The)	253,420
45,768	Kroger Co. (The)	1,723,623
15,489	McCormick & Co., Inc. (Non-Voting)	1,330,815
3,304	Mondelez International, Inc., Class A	144,253
11,862	PepsiCo, Inc.	1,188,098
38,114	Philip Morris International, Inc.	3,330,782
27,978	Procter & Gamble Co. (The)	2,093,874
30,847	Tyson Foods, Inc., Class A	1,542,350
28,377	Walgreens Boots Alliance, Inc.	2,384,519
13,636	Wal-Mart Stores, Inc.	802,342
23,088	Whole Foods Market, Inc.	673,015
		27,371,517
	Energy — 4.9%

26,285	Baker Hughes, Inc.	1,421,230
57,624	Cabot Oil & Gas Corp.	1,085,060
17,811	Chevron Corp.	1,626,500
11,291	Cimarex Energy Co.	1,343,855
8,158	Columbia Pipeline Group, Inc.	156,389
28,165	CONSOL Energy, Inc.	221,940
7,209	Diamond Offshore Drilling, Inc.	163,140
52,894	Exxon Mobil Corp.	4,319,324
42,741	Halliburton Co.	1,703,229
14,415	Helmerich & Payne, Inc.	839,674
22,751	Kinder Morgan, Inc.	536,241
10,318	Marathon Oil Corp.	180,668
25,958	Murphy Oil Corp.	741,880
11,138	National Oilwell Varco, Inc.	415,893
42,914	ONEOK, Inc.	1,265,105
7,175	Schlumberger Ltd.	553,551
54,111	Spectra Energy Corp.	1,417,708
11,703	Valero Energy Corp.	840,977
28,298	Williams Cos., Inc. (The)	1,034,575
		19,866,939
	Financials — 19.1%

6,972	Affiliated Managers Group, Inc.*	1,235,648
24,809	Aflac, Inc.	1,618,539
22,850	Allstate Corp. (The)	1,434,066
2,767	American Express Co.	198,228
2,397	American International Group, Inc.	152,401
12,868	Ameriprise Financial, Inc.	1,453,441
12,151	Aon PLC	1,151,186
34,045	Apartment Investment & Management Co., Class A (REIT)	1,297,455
14,857	Assurant, Inc.	1,270,571
102,758	Bank of America Corp.	1,791,072
33,842	Bank of New York Mellon Corp. (The)	1,483,633
3,914	BB&T Corp.	151,159
30,098	Berkshire Hathaway, Inc., Class B*	4,035,841
2,786	BlackRock, Inc.	1,013,324
25,384	CBRE Group, Inc., Class A*	951,139
69,732	Citigroup, Inc.	3,771,804
17,232	CME Group, Inc.	1,682,705
13,599	Crown Castle International Corp. (REIT)	1,168,290
5,877	Essex Property Trust, Inc. (REIT)	1,356,353
46,648	Fifth Third Bancorp	964,214
6,872	Four Corners Property Trust, Inc.*	136,072
216,929	Genworth Financial, Inc., Class A*	1,095,491
770	Goldman Sachs Group, Inc. (The)	146,315
30,907	Hartford Financial Services Group, Inc. (The)	1,410,596
4,413	HCP, Inc. (REIT)	156,794
75,581	Host Hotels & Resorts, Inc. (REIT)	1,254,645
37,413	Invesco Ltd.	1,260,444
17,433	Iron Mountain, Inc. (REIT)	484,289
76,234	JPMorgan Chase & Co.	5,083,283
23,949	KeyCorp	313,971
50,289	Kimco Realty Corp. (REIT)	1,312,040

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28,092	Legg Mason, Inc.	$1,246,723
50,949	Leucadia National Corp.	900,778
24,914	Lincoln National Corp.	1,370,021
33,183	Loews Corp.	1,257,304
6,786	M&T Bank Corp.	850,489
17,135	Macerich Co. (The) (REIT)	1,339,100
28,869	Marsh & McLennan Cos., Inc.	1,596,456
39,311	MetLife, Inc.	2,008,399
13,244	Moody’s Corp.	1,365,721
21,776	Nasdaq, Inc.	1,276,509
69,339	Navient Corp.	825,828
16,597	Plum Creek Timber Co., Inc. (REIT)	843,294
27,044	Principal Financial Group, Inc.	1,391,684
46,110	Progressive Corp. (The)	1,421,110
35,748	Prologis, Inc. (REIT)	1,528,227
20,534	Prudential Financial, Inc.	1,777,218
7,424	Public Storage (REIT)	1,782,205
27,102	Realty Income Corp. (REIT)	1,344,801
118,358	Regions Financial Corp.	1,200,150
19,289	T. Rowe Price Group, Inc.	1,468,857
3,395	Torchmark Corp.	205,805
35,732	Unum Group	1,310,650
28,636	Ventas, Inc. (REIT)	1,527,444
13,784	Vornado Realty Trust (REIT)	1,333,740
55,601	Wells Fargo & Co.	3,063,615
25,342	Welltower, Inc. (REIT)	1,601,361
44,001	Weyerhaeuser Co. (REIT)	1,415,512
		78,088,010
	Health Care — 12.5%

9,420	Abbott Laboratories	423,146
18,924	AbbVie, Inc.	1,100,431
36,205	Agilent Technologies, Inc.	1,514,093
2,597	Allergan PLC*	815,172
15,126	AmerisourceBergen Corp.	1,492,029
19,564	Amgen, Inc.	3,151,760
12,856	Anthem, Inc.	1,676,165
7,692	Baxalta, Inc.	264,451
39,401	Baxter International, Inc.	1,483,448
3,316	Becton, Dickinson and Co.	498,229
5,474	Biogen, Inc.*	1,570,272
20,219	Bristol-Myers Squibb Co.	1,354,875
6,981	C.R. Bard, Inc.	1,304,190
18,586	Cardinal Health, Inc.	1,614,194
11,140	Celgene Corp.*	1,219,273
21,403	DENTSPLY International, Inc.	1,298,306
3,057	Edwards Lifesciences Corp.*	498,291
2,331	Eli Lilly & Co.	191,235
24,886	Express Scripts Holding Co.*	2,127,255
34,501	Gilead Sciences, Inc.	3,655,726
17,481	HCA Holdings, Inc.*	1,189,757
2,925	Intuitive Surgical, Inc.*	1,521,059
35,392	Johnson & Johnson	3,583,086
20,971	Mallinckrodt PLC*	1,424,141
10,054	McKesson Corp.	1,903,725
7,648	Medtronic PLC	576,200
28,720	Merck & Co., Inc.	1,522,447
24,417	PerkinElmer, Inc.	1,298,008
5,254	Perrigo Co. PLC	784,895
82,484	Pfizer, Inc.	2,703,001
3,659	Quest Diagnostics, Inc.	249,983
3,158	Regeneron Pharmaceuticals, Inc.*	1,719,531
19,038	St. Jude Medical, Inc.	1,201,298
32,269	Tenet Healthcare Corp.*	1,071,008
5,672	UnitedHealth Group, Inc.	639,291
9,631	Universal Health Services, Inc., Class B	1,170,359
10,150	Waters Corp.*	1,348,123
		51,158,453
	Industrials — 10.0%

3,215	3M Co.	503,405
23,946	American Airlines Group, Inc.	988,012
24,316	AMETEK, Inc.	1,372,881
3,079	Boeing Co. (The)	447,840
19,178	C.H. Robinson Worldwide, Inc.	1,293,172
1,623	Cintas Corp.	148,651
42,787	CSX Corp.	1,216,434
4,810	Cummins, Inc.	482,780
20,025	Dover Corp.	1,319,647
5,588	Dun & Bradstreet Corp. (The)	602,330
12,760	Equifax, Inc.	1,422,740
8,533	Expeditors International of Washington, Inc.	414,192
33,575	Fastenal Co.	1,362,473
25,640	Fluor Corp.	1,246,104
4,635	General Dynamics Corp.	678,842
119,354	General Electric Co.	3,573,459
23,477	Honeywell International, Inc.	2,440,434
28,330	Jacobs Engineering Group, Inc.*	1,250,486
3,041	L-3 Communications Holdings, Inc.	372,249
9,473	Lockheed Martin Corp.	2,076,103
45,301	Masco Corp.	1,354,953
9,375	Northrop Grumman Corp.	1,747,125
25,900	PACCAR, Inc.	1,345,764
27,618	Pitney Bowes, Inc.	596,549
10,476	Quanta Services, Inc.*	230,996
2,637	Raytheon Co.	327,067
30,352	Republic Services, Inc.	1,333,363
23,645	Robert Half International, Inc.	1,210,151
4,846	Rockwell Automation, Inc.	515,808
7,570	Roper Technologies, Inc.	1,464,719
17,686	Ryder System, Inc.	1,166,569
10,786	Southwest Airlines Co.	494,862
30,193	Textron, Inc.	1,288,335
2,208	Union Pacific Corp.	185,362
25,549	United Continental Holdings, Inc.*	1,423,846
1,562	United Parcel Service, Inc., Class B	160,902
16,481	United Rentals, Inc.*	1,296,560
4,311	United Technologies Corp.	414,072
16,188	Verisk Analytics, Inc.*	1,213,291
		40,982,528
	Information Technology — 17.0%

10,842	Accenture PLC, Class A	1,162,479
4,012	Akamai Technologies, Inc.*	231,131
3,036	Alphabet, Inc., Class A*	2,316,013
3,065	Alphabet, Inc., Class C*	2,276,069
99,186	Apple, Inc.	11,733,704
32,677	Applied Materials, Inc.	613,347
13,488	Avago Technologies Ltd.	1,759,510
40,562	CA, Inc.	1,140,198
71,092	Cisco Systems, Inc.	1,937,257
12,709	Citrix Systems, Inc.*	974,399
26,773	Cognizant Technology Solutions Corp., Class A*	1,729,000
19,538	Computer Sciences Corp.	612,126
34,817	Corning, Inc.	652,122
19,538	CSRA, Inc.*	615,642
5,498	eBay, Inc.*	162,686
21,236	Electronic Arts, Inc.*	1,439,588
11,910	F5 Networks, Inc.*	1,226,730
32,690	Facebook, Inc., Class A*	3,407,606
16,888	First Solar, Inc.*	954,341

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
15,965	Harris Corp.	$1,327,170
102,875	Hewlett Packard Enterprise Co.*	1,528,722
112,677	HP, Inc.	1,412,970
49,491	Intel Corp.	1,720,802
22,387	International Business Machines Corp.	3,121,196
1,534	Intuit, Inc.	153,707
10,898	KLA-Tencor Corp.	724,390
1	Knowles Corp.*	8
16,899	Lam Research Corp.	1,321,502
4,260	MasterCard, Inc., Class A	417,139
52,448	Micron Technology, Inc.*	835,497
104,860	Microsoft Corp.	5,699,141
22,945	Oracle Corp.	894,167
26,982	Paychex, Inc.	1,463,774
24,672	Qorvo, Inc.*	1,432,703
15,809	QUALCOMM, Inc.	771,321
17,174	Red Hat, Inc.*	1,398,135
4,583	salesforce.com, Inc.*	365,219
27,537	Seagate Technology PLC	989,680
16,547	Skyworks Solutions, Inc.	1,373,732
57,177	Symantec Corp.	1,119,526
5,389	Teradata Corp.*	161,185
11,843	Texas Instruments, Inc.	688,315
24,404	Total System Services, Inc.	1,365,648
16,377	Visa, Inc., Class A	1,293,947
4,683	Western Digital Corp.	292,266
66,954	Western Union Co. (The)	1,262,752
116,646	Xerox Corp.	1,230,615
		69,309,177
	Materials — 3.1%

13,306	Airgas, Inc.	1,838,889
19,261	Avery Dennison Corp.	1,270,456
33,813	Dow Chemical Co. (The)	1,762,672
17,866	Eastman Chemical Co.	1,297,965
31,541	International Paper Co.	1,319,360
5,365	LyondellBasell Industries N.V., Class A	514,074
4,482	Martin Marietta Materials, Inc.	705,467
41,874	Mosaic Co. (The)	1,324,893
60,004	Newmont Mining Corp.	1,104,674
30,214	Nucor Corp.	1,252,370
3,002	WestRock Co.	151,991
		12,542,811
	Telecommunication Services — 1.9%

65,024	AT&T, Inc.	2,189,358
48,321	CenturyLink, Inc.	1,301,285
31,018	Frontier Communications Corp.	154,780
27,515	Level 3 Communications, Inc.*	1,398,587
57,911	Verizon Communications, Inc.	2,632,055
		7,676,065
	Utilities — 4.4%

20,923	AES Corp. (The)	209,021
29,422	Ameren Corp.	1,287,507
27,022	American Electric Power Co., Inc.	1,513,502
73,903	CenterPoint Energy, Inc.	1,252,656
20,896	Consolidated Edison, Inc.	1,298,686
22,771	Edison International	1,351,687
18,066	Entergy Corp.	1,203,738
53,920	Exelon Corp.	1,472,555
45,065	FirstEnergy Corp.	1,414,590
63,787	NiSource, Inc.	1,224,072
73,334	NRG Energy, Inc.	906,408
44,190	PPL Corp.	1,504,228
14,586	Public Service Enterprise Group, Inc.	570,313
21,611	SCANA Corp.	1,278,074
1	Talen Energy Corp.*	8
40,224	Xcel Energy, Inc.	1,434,388
		17,921,433
	Total Common Stocks (Cost $377,908,536)	380,121,328

Principal Amount
	Repurchase Agreements (a)(b) — 5.4%
$21,890,263	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $21,890,329	21,890,263
	Total Repurchase Agreements (Cost $21,890,263)	21,890,263

	Total Investment Securities (Cost $399,798,799) — 98.5%	402,011,591
	Other assets less liabilities — 1.5%	6,161,433
	Net Assets — 100.0%	$408,173,024

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $54,947,692.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,885,067
Aggregate gross unrealized depreciation	(25,220,570)
Net unrealized appreciation	$1,664,497
Federal income tax cost of investments	$400,347,094

See accompanying notes to the financial statements.

Swap Agreements(1)

Large Cap Core Plus had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(1,019,943)	11/07/16	Deutsche Bank AG	0.24%	Credit Suisse 130/30 Large Cap Index (short portion)	$(65,530)	—	—	—
136,587,914	11/06/17	Deutsche Bank AG	0.26%	Credit Suisse 130/30 Large Cap Index (long portion)	(551,948)	—	—	—
135,567,971					(617,478)	$486,815	$130,663	$—
(114,346,070)	11/07/16	Goldman Sachs International	(0.26)%	Credit Suisse 130/30 Large Cap Index (short portion)	4,842,050	(4,682,075)	—	159,975

(242,666)	11/07/16	Societe Generale	0.01%	Credit Suisse 130/30 Large Cap Index (short portion)	2,969	—	—	—
4,862,928	01/06/16	Societe Generale	0.39%	Credit Suisse 130/30 Large Cap Index (long portion)	805,865	—	—	—
4,620,262					808,834	—	(780,000)	28,834
(6,512,075)	11/06/17	UBS AG	(0.19)%	Credit Suisse 130/30 Large Cap Index (short portion)	(95,973)	—	—	—
8,721,120	11/06/17	UBS AG	0.54%	Credit Suisse 130/30 Large Cap Index (long portion)	(35,584)	—	—	—
2,209,045					(131,557)	94,037	37,520	—
$28,051,208					$4,901,849

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments ::  November 30, 2015 (Unaudited)

S&P 500® Ex-Energy ETF

Shares		Value
	Common Stocks— 99.7%
	Consumer Discretionary — 14.0%

18	Advance Auto Parts, Inc.	$2,929
96	Amazon.com, Inc.*	63,821
20	AutoNation, Inc.*	1,278
8	AutoZone, Inc.*	6,270
43	Bed Bath & Beyond, Inc.*	2,344
77	Best Buy Co., Inc.	2,447
57	BorgWarner, Inc.	2,433
56	Cablevision Systems Corp., Class A	1,708
52	CarMax, Inc.*	2,980
116	Carnival Corp.	5,862
112	CBS Corp. (Non-Voting), Class B	5,654
8	Chipotle Mexican Grill, Inc.*	4,636
69	Coach, Inc.	2,192
618	Comcast Corp., Class A	37,627
82	D.R. Horton, Inc.	2,650
29	Darden Restaurants, Inc.	1,629
71	Delphi Automotive PLC	6,240
38	Discovery Communications, Inc., Class A*	1,183
65	Discovery Communications, Inc., Class C*	1,923
74	Dollar General Corp.	4,840
59	Dollar Tree, Inc.*	4,452
25	Expedia, Inc.	3,078
979	Ford Motor Co.	14,029
10	Fossil Group, Inc.*	385
27	GameStop Corp., Class A	946
60	Gap, Inc. (The)	1,604
30	Garmin Ltd.	1,136
362	General Motors Co.	13,104
38	Genuine Parts Co.	3,444
68	Goodyear Tire & Rubber Co. (The)	2,372
59	H&R Block, Inc.	2,165
101	Hanesbrands, Inc.	3,098
52	Harley-Davidson, Inc.	2,544
18	Harman International Industries, Inc.	1,857
28	Hasbro, Inc.	2,047
323	Home Depot, Inc. (The)	43,243
103	Interpublic Group of Cos., Inc. (The)	2,369
164	Johnson Controls, Inc.	7,544
50	Kohl’s Corp.	2,357
65	L Brands, Inc.	6,202
34	Leggett & Platt, Inc.	1,584
44	Lennar Corp., Class A	2,253
232	Lowe’s Cos., Inc.	17,771
83	Macy’s, Inc.	3,244
50	Marriott International, Inc., Class A	3,546
85	Mattel, Inc.	2,113
237	McDonald’s Corp.	27,056
49	Michael Kors Holdings Ltd.*	2,108
16	Mohawk Industries, Inc.*	3,052
107	Netflix, Inc.*	13,196
67	Newell Rubbermaid, Inc.	2,992
96	News Corp., Class A	1,378
27	News Corp., Class B	390
170	NIKE, Inc., Class B	22,487
35	Nordstrom, Inc.	1,971
61	Omnicom Group, Inc.	4,509
25	O’Reilly Automotive, Inc.*	6,597
13	Priceline Group, Inc. (The)*	16,235
81	PulteGroup, Inc.	1,578
21	PVH Corp.	1,917
15	Ralph Lauren Corp.	1,863
104	Ross Stores, Inc.	5,409
43	Royal Caribbean Cruises Ltd.	3,982
24	Scripps Networks Interactive, Inc., Class A	1,363
20	Signet Jewelers Ltd.	2,628
162	Staples, Inc.	1,955
373	Starbucks Corp.	22,898
43	Starwood Hotels & Resorts Worldwide, Inc.	3,089
158	Target Corp.	11,455
57	TEGNA, Inc.	1,610
28	Tiffany & Co.	2,231
71	Time Warner Cable, Inc.	13,119
205	Time Warner, Inc.	14,346
169	TJX Cos., Inc. (The)	11,931
34	Tractor Supply Co.	3,038
28	TripAdvisor, Inc.*	2,306
307	Twenty-First Century Fox, Inc., Class A	9,059
108	Twenty-First Century Fox, Inc., Class B	3,235
45	Under Armour, Inc., Class A*	3,880
24	Urban Outfitters, Inc.*	538
86	VF Corp.	5,564
87	Viacom, Inc., Class B	4,332
390	Walt Disney Co. (The)	44,253
20	Whirlpool Corp.	3,250
30	Wyndham Worldwide Corp.	2,278
20	Wynn Resorts Ltd.	1,255
108	Yum! Brands, Inc.	7,831
		603,297
	Consumer Staples — 10.3%

493	Altria Group, Inc.	28,397
153	Archer-Daniels-Midland Co.	5,583
27	Brown-Forman Corp., Class B	2,769
45	Campbell Soup Co.	2,351
32	Clorox Co. (The)	3,977
983	Coca-Cola Co. (The)	41,896
53	Coca-Cola Enterprises, Inc.	2,666
226	Colgate-Palmolive Co.	14,844
108	ConAgra Foods, Inc.	4,420
43	Constellation Brands, Inc., Class A	6,031
110	Costco Wholesale Corp.	17,756
280	CVS Health Corp.	26,345
48	Dr. Pepper Snapple Group, Inc.	4,308
57	Estee Lauder Cos., Inc. (The), Class A	4,795
150	General Mills, Inc.	8,664
37	Hershey Co. (The)	3,194
34	Hormel Foods Corp.	2,547
30	J.M. Smucker Co. (The)	3,636
64	Kellogg Co.	4,401
30	Keurig Green Mountain, Inc.	1,572
92	Kimberly-Clark Corp.	10,962
149	Kraft Heinz Co. (The)	10,980
244	Kroger Co. (The)	9,189
29	McCormick & Co., Inc. (Non-Voting)	2,492
51	Mead Johnson Nutrition Co.	4,110
40	Molson Coors Brewing Co., Class B	3,681
405	Mondelez International, Inc., Class A	17,682
38	Monster Beverage Corp.*	5,875
369	PepsiCo, Inc.	36,959
389	Philip Morris International, Inc.	33,995
681	Procter & Gamble Co. (The)	50,966
208	Reynolds American, Inc.	9,620
132	Sysco Corp.	5,425
76	Tyson Foods, Inc., Class A	3,800
220	Walgreens Boots Alliance, Inc.	18,487
396	Wal-Mart Stores, Inc.	23,301

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
90	Whole Foods Market, Inc.	$2,623
		440,299
	Financials — 17.9%

81	ACE Ltd.	9,303
14	Affiliated Managers Group, Inc.*	2,481
108	Aflac, Inc.	7,046
101	Allstate Corp. (The)	6,339
214	American Express Co.	15,331
325	American International Group, Inc.	20,663
106	American Tower Corp. (REIT)	10,534
45	Ameriprise Financial, Inc.	5,083
70	Aon PLC	6,632
39	Apartment Investment & Management Co., Class A (REIT)	1,486
17	Assurant, Inc.	1,454
33	AvalonBay Communities, Inc. (REIT)	5,999
2,630	Bank of America Corp.	45,841
278	Bank of New York Mellon Corp. (The)	12,187
196	BB&T Corp.	7,570
471	Berkshire Hathaway, Inc., Class B*	63,156
32	BlackRock, Inc.	11,639
39	Boston Properties, Inc. (REIT)	4,875
136	Capital One Financial Corp.	10,677
73	CBRE Group, Inc., Class A*	2,735
301	Charles Schwab Corp. (The)	10,147
57	Chubb Corp. (The)	7,440
37	Cincinnati Financial Corp.	2,261
756	Citigroup, Inc.	40,892
85	CME Group, Inc.	8,300
45	Comerica, Inc.	2,086
84	Crown Castle International Corp. (REIT)	7,216
109	Discover Financial Services	6,187
73	E*TRADE Financial Corp.*	2,221
15	Equinix, Inc. (REIT)	4,448
91	Equity Residential (REIT)	7,264
17	Essex Property Trust, Inc. (REIT)	3,923
202	Fifth Third Bancorp	4,175
1	Four Corners Property Trust, Inc.*	13
97	Franklin Resources, Inc.	4,066
147	General Growth Properties, Inc. (REIT)	3,744
101	Goldman Sachs Group, Inc. (The)	19,192
104	Hartford Financial Services Group, Inc. (The)	4,747
116	HCP, Inc. (REIT)	4,122
189	Host Hotels & Resorts, Inc. (REIT)	3,137
202	Huntington Bancshares, Inc./OH	2,361
28	Intercontinental Exchange, Inc.	7,276
108	Invesco Ltd.	3,638
48	Iron Mountain, Inc. (REIT)	1,333
929	JPMorgan Chase & Co.	61,946
211	KeyCorp	2,766
104	Kimco Realty Corp. (REIT)	2,713
28	Legg Mason, Inc.	1,243
85	Leucadia National Corp.	1,503
63	Lincoln National Corp.	3,464
72	Loews Corp.	2,728
40	M&T Bank Corp.	5,013
34	Macerich Co. (The) (REIT)	2,657
133	Marsh & McLennan Cos., Inc.	7,355
68	McGraw Hill Financial, Inc.	6,560
281	MetLife, Inc.	14,356
44	Moody’s Corp.	4,537
383	Morgan Stanley	13,137
30	Nasdaq, Inc.	1,759
94	Navient Corp.	1,120
55	Northern Trust Corp.	4,122
78	People’s United Financial, Inc.	1,306
44	Plum Creek Timber Co., Inc. (REIT)	2,236
129	PNC Financial Services Group, Inc. (The)	12,321
69	Principal Financial Group, Inc.	3,551
147	Progressive Corp. (The)	4,531
132	Prologis, Inc. (REIT)	5,643
113	Prudential Financial, Inc.	9,780
37	Public Storage (REIT)	8,882
63	Realty Income Corp. (REIT)	3,126
333	Regions Financial Corp.	3,377
78	Simon Property Group, Inc. (REIT)	14,527
25	SL Green Realty Corp. (REIT)	2,952
103	State Street Corp.	7,476
130	SunTrust Banks, Inc.	5,645
209	Synchrony Financial*	6,652
64	T. Rowe Price Group, Inc.	4,874
29	Torchmark Corp.	1,758
78	Travelers Cos., Inc. (The)	8,936
416	U.S. Bancorp	18,258
62	Unum Group	2,274
84	Ventas, Inc. (REIT)	4,481
45	Vornado Realty Trust (REIT)	4,354
1,173	Wells Fargo & Co.	64,632
88	Welltower, Inc. (REIT)	5,561
129	Weyerhaeuser Co. (REIT)	4,150
76	XL Group PLC	2,902
51	Zions Bancorp.	1,528
		763,912
	Health Care — 15.7%

374	Abbott Laboratories	16,800
416	AbbVie, Inc.	24,190
88	Aetna, Inc.	9,042
83	Agilent Technologies, Inc.	3,471
57	Alexion Pharmaceuticals, Inc.*	10,171
99	Allergan PLC*	31,075
52	AmerisourceBergen Corp.	5,129
190	Amgen, Inc.	30,609
66	Anthem, Inc.	8,605
136	Baxalta, Inc.	4,676
137	Baxter International, Inc.	5,158
53	Becton, Dickinson and Co.	7,963
56	Biogen, Inc.*	16,064
338	Boston Scientific Corp.*	6,179
419	Bristol-Myers Squibb Co.	28,077
19	C.R. Bard, Inc.	3,550
82	Cardinal Health, Inc.	7,122
199	Celgene Corp.*	21,781
77	Cerner Corp.*	4,589
65	Cigna Corp.	8,774
43	DaVita HealthCare Partners, Inc.*	3,141
35	DENTSPLY International, Inc.	2,123
27	Edwards Lifesciences Corp.*	4,401
245	Eli Lilly & Co.	20,100
52	Endo International PLC*	3,197
170	Express Scripts Holding Co.*	14,532
369	Gilead Sciences, Inc.	39,099
80	HCA Holdings, Inc.*	5,445
21	Henry Schein, Inc.*	3,286
37	Humana, Inc.	6,240
36	Illumina, Inc.*	6,620
9	Intuitive Surgical, Inc.*	4,680
696	Johnson & Johnson	70,463
25	Laboratory Corp. of America Holdings*	3,038
29	Mallinckrodt PLC*	1,969
58	McKesson Corp.	10,982

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
355	Medtronic PLC	$26,746
708	Merck & Co., Inc.	37,531
104	Mylan N.V.*	5,335
22	Patterson Cos., Inc.	1,003
28	PerkinElmer, Inc.	1,489
37	Perrigo Co. PLC	5,528
1,549	Pfizer, Inc.	50,761
36	Quest Diagnostics, Inc.	2,459
19	Regeneron Pharmaceuticals, Inc.*	10,345
71	St. Jude Medical, Inc.	4,480
79	Stryker Corp.	7,620
25	Tenet Healthcare Corp.*	830
100	Thermo Fisher Scientific, Inc.	13,840
240	UnitedHealth Group, Inc.	27,050
23	Universal Health Services, Inc., Class B	2,795
25	Varian Medical Systems, Inc.*	2,020
61	Vertex Pharmaceuticals, Inc.*	7,891
21	Waters Corp.*	2,789
43	Zimmer Biomet Holdings, Inc.	4,343
115	Zoetis, Inc.	5,371
		672,567
	Industrials — 10.9%

157	3M Co.	24,583
43	ADT Corp. (The)	1,525
24	Allegion PLC	1,613
158	American Airlines Group, Inc.	6,519
61	AMETEK, Inc.	3,444
160	Boeing Co. (The)	23,272
36	C.H. Robinson Worldwide, Inc.	2,427
151	Caterpillar, Inc.	10,970
22	Cintas Corp.	2,015
247	CSX Corp.	7,022
42	Cummins, Inc.	4,216
149	Danaher Corp.	14,362
78	Deere & Co.	6,207
200	Delta Air Lines, Inc.	9,292
39	Dover Corp.	2,570
9	Dun & Bradstreet Corp. (The)	970
117	Eaton Corp. PLC	6,805
165	Emerson Electric Co.	8,250
30	Equifax, Inc.	3,345
48	Expeditors International of Washington, Inc.	2,330
73	Fastenal Co.	2,963
66	FedEx Corp.	10,464
34	Flowserve Corp.	1,572
36	Fluor Corp.	1,750
76	General Dynamics Corp.	11,131
2,366	General Electric Co.	70,838
196	Honeywell International, Inc.	20,374
83	Illinois Tool Works, Inc.	7,800
67	Ingersoll-Rand PLC	3,931
23	J.B. Hunt Transport Services, Inc.	1,800
31	Jacobs Engineering Group, Inc.*	1,368
28	Kansas City Southern	2,546
20	L-3 Communications Holdings, Inc.	2,448
67	Lockheed Martin Corp.	14,684
86	Masco Corp.	2,572
92	Nielsen Holdings PLC	4,295
76	Norfolk Southern Corp.	7,225
47	Northrop Grumman Corp.	8,759
89	PACCAR, Inc.	4,624
35	Parker-Hannifin Corp.	3,663
45	Pentair PLC	2,552
51	Pitney Bowes, Inc.	1,101
35	Precision Castparts Corp.	8,104
41	Quanta Services, Inc.*	904
76	Raytheon Co.	9,426
60	Republic Services, Inc.	2,636
34	Robert Half International, Inc.	1,740
34	Rockwell Automation, Inc.	3,619
33	Rockwell Collins, Inc.	3,059
25	Roper Technologies, Inc.	4,837
13	Ryder System, Inc.	857
15	Snap-on, Inc.	2,582
166	Southwest Airlines Co.	7,616
38	Stanley Black & Decker, Inc.	4,148
21	Stericycle, Inc.*	2,535
69	Textron, Inc.	2,944
106	Tyco International PLC	3,743
218	Union Pacific Corp.	18,301
95	United Continental Holdings, Inc.*	5,295
175	United Parcel Service, Inc., Class B	18,027
24	United Rentals, Inc.*	1,888
208	United Technologies Corp.	19,978
39	Verisk Analytics, Inc.*	2,923
15	W.W. Grainger, Inc.	3,008
106	Waste Management, Inc.	5,700
46	Xylem, Inc.	1,717
		465,784
	Information Technology — 22.3%

157	Accenture PLC, Class A	16,833
126	Activision Blizzard, Inc.	4,745
125	Adobe Systems, Inc.*	11,432
45	Akamai Technologies, Inc.*	2,593
15	Alliance Data Systems Corp.*	4,303
73	Alphabet, Inc., Class A*	55,688
74	Alphabet, Inc., Class C*	54,952
76	Altera Corp.	4,013
78	Amphenol Corp., Class A	4,294
79	Analog Devices, Inc.	4,869
1,431	Apple, Inc.	169,286
302	Applied Materials, Inc.	5,668
57	Autodesk, Inc.*	3,618
117	Automatic Data Processing, Inc.	10,092
65	Avago Technologies Ltd.	8,479
140	Broadcom Corp., Class A	7,648
79	CA, Inc.	2,221
1,278	Cisco Systems, Inc.	34,825
40	Citrix Systems, Inc.*	3,067
153	Cognizant Technology Solutions Corp., Class A*	9,881
308	Corning, Inc.	5,769
35	CSRA, Inc.*	1,103
282	eBay, Inc.*	8,344
78	Electronic Arts, Inc.*	5,287
483	EMC Corp.	12,239
18	F5 Networks, Inc.*	1,854
568	Facebook, Inc., Class A*	59,208
71	Fidelity National Information Services, Inc.	4,521
19	First Solar, Inc.*	1,074
59	Fiserv, Inc.*	5,678
35	FLIR Systems, Inc.	1,069
31	Harris Corp.	2,577
454	Hewlett Packard Enterprise Co.*	6,746
454	HP, Inc.	5,693
1,194	Intel Corp.	41,515
226	International Business Machines Corp.	31,509
70	Intuit, Inc.	7,014
89	Juniper Networks, Inc.	2,682
40	KLA-Tencor Corp.	2,659

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
40	Lam Research Corp.	$3,128
60	Linear Technology Corp.	2,743
251	MasterCard, Inc., Class A	24,578
53	Microchip Technology, Inc.	2,559
270	Micron Technology, Inc.*	4,301
2,005	Microsoft Corp.	108,972
40	Motorola Solutions, Inc.	2,871
75	NetApp, Inc.	2,300
129	NVIDIA Corp.	4,092
817	Oracle Corp.	31,838
81	Paychex, Inc.	4,394
279	PayPal Holdings, Inc.*	9,838
38	Qorvo, Inc.*	2,207
395	QUALCOMM, Inc.	19,272
46	Red Hat, Inc.*	3,745
156	salesforce.com, Inc.*	12,432
51	SanDisk Corp.	3,767
76	Seagate Technology PLC	2,732
48	Skyworks Solutions, Inc.	3,985
172	Symantec Corp.	3,368
101	TE Connectivity Ltd.	6,776
36	Teradata Corp.*	1,077
258	Texas Instruments, Inc.	14,995
43	Total System Services, Inc.	2,406
25	VeriSign, Inc.*	2,236
490	Visa, Inc., Class A	38,715
58	Western Digital Corp.	3,620
128	Western Union Co. (The)	2,414
239	Xerox Corp.	2,521
65	Xilinx, Inc.	3,230
218	Yahoo!, Inc.*	7,371
		963,531
	Materials — 3.0%

49	Air Products & Chemicals, Inc.	6,708
17	Airgas, Inc.	2,350
329	Alcoa, Inc.	3,079
23	Avery Dennison Corp.	1,517
35	Ball Corp.	2,430
59	CF Industries Holdings, Inc.	2,722
291	Dow Chemical Co. (The)	15,170
227	E.I. du Pont de Nemours & Co.	15,286
37	Eastman Chemical Co.	2,688
67	Ecolab, Inc.	7,984
34	FMC Corp.	1,461
286	Freeport-McMoRan, Inc.	2,339
20	International Flavors & Fragrances, Inc.	2,400
105	International Paper Co.	4,392
94	LyondellBasell Industries N.V., Class A	9,007
17	Martin Marietta Materials, Inc.	2,676
110	Monsanto Co.	10,468
85	Mosaic Co. (The)	2,689
133	Newmont Mining Corp.	2,449
80	Nucor Corp.	3,316
40	Owens-Illinois, Inc.*	772
68	PPG Industries, Inc.	7,190
72	Praxair, Inc.	8,122
52	Sealed Air Corp.	2,359
20	Sherwin-Williams Co. (The)	5,521
33	Vulcan Materials Co.	3,388
66	WestRock Co.	3,341
		131,824
	Telecommunication Services — 2.5%

1,545	AT&T, Inc.	52,020
141	CenturyLink, Inc.	3,797
293	Frontier Communications Corp.	1,462
72	Level 3 Communications, Inc.*	3,660
1,021	Verizon Communications, Inc.	46,405
		107,344
	Utilities — 3.1%

172	AES Corp. (The)	1,718
30	AGL Resources, Inc.	1,877
61	Ameren Corp.	2,669
123	American Electric Power Co., Inc.	6,889
108	CenterPoint Energy, Inc.	1,831
69	CMS Energy Corp.	2,416
74	Consolidated Edison, Inc.	4,599
149	Dominion Resources, Inc.	10,038
45	DTE Energy Co.	3,622
173	Duke Energy Corp.	11,722
82	Edison International	4,868
45	Entergy Corp.	2,998
80	Eversource Energy	4,076
231	Exelon Corp.	6,309
106	FirstEnergy Corp.	3,327
116	NextEra Energy, Inc.	11,584
80	NiSource, Inc.	1,535
83	NRG Energy, Inc.	1,026
64	Pepco Holdings, Inc.	1,643
123	PG&E Corp.	6,486
28	Pinnacle West Capital Corp.	1,774
168	PPL Corp.	5,719
127	Public Service Enterprise Group, Inc.	4,966
36	SCANA Corp.	2,129
59	Sempra Energy	5,855
228	Southern Co. (The)	10,155
59	TECO Energy, Inc.	1,553
79	WEC Energy Group, Inc.	3,896
127	Xcel Energy, Inc.	4,529
		131,809
	Total Common Stocks (Cost $4,002,915)	4,280,367

Principal Amount
	Repurchase Agreements (a) — 0.2%
$7,166	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $7,166	7,166
	Total Repurchase Agreements (Cost $7,166)	7,166

	Total Investment Securities (Cost $4,010,081) — 99.9%	4,287,533
	Other assets less liabilities — 0.1%	5,203
	Net Assets — 100.0%	$4,292,736

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,705
Aggregate gross unrealized depreciation	(45,253)
Net unrealized appreciation	$277,452
Federal income tax cost of investments	$4,010,081

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

S&P 500® Ex-Financials ETF

Shares		Value
	Common Stocks— 99.7%
	Consumer Discretionary — 15.6%

20	Advance Auto Parts, Inc.	$3,255
107	Amazon.com, Inc.*	71,134
22	AutoNation, Inc.*	1,406
9	AutoZone, Inc.*	7,054
47	Bed Bath & Beyond, Inc.*	2,563
86	Best Buy Co., Inc.	2,733
63	BorgWarner, Inc.	2,690
62	Cablevision Systems Corp., Class A	1,891
58	CarMax, Inc.*	3,323
129	Carnival Corp.	6,518
124	CBS Corp. (Non-Voting), Class B	6,259
9	Chipotle Mexican Grill, Inc.*	5,216
77	Coach, Inc.	2,446
688	Comcast Corp., Class A	41,889
91	D.R. Horton, Inc.	2,940
32	Darden Restaurants, Inc.	1,798
80	Delphi Automotive PLC	7,030
42	Discovery Communications, Inc., Class A*	1,308
72	Discovery Communications, Inc., Class C*	2,130
82	Dollar General Corp.	5,364
66	Dollar Tree, Inc.*	4,980
28	Expedia, Inc.	3,447
1,090	Ford Motor Co.	15,620
12	Fossil Group, Inc.*	462
30	GameStop Corp., Class A	1,051
67	Gap, Inc. (The)	1,791
33	Garmin Ltd.	1,249
403	General Motors Co.	14,588
42	Genuine Parts Co.	3,806
75	Goodyear Tire & Rubber Co. (The)	2,616
66	H&R Block, Inc.	2,422
113	Hanesbrands, Inc.	3,466
54	Harley-Davidson, Inc.	2,642
20	Harman International Industries, Inc.	2,063
31	Hasbro, Inc.	2,266
359	Home Depot, Inc. (The)	48,063
115	Interpublic Group of Cos., Inc. (The)	2,645
183	Johnson Controls, Inc.	8,418
55	Kohl’s Corp.	2,592
72	L Brands, Inc.	6,870
38	Leggett & Platt, Inc.	1,771
49	Lennar Corp., Class A	2,509
259	Lowe’s Cos., Inc.	19,839
88	Macy’s, Inc.	3,439
56	Marriott International, Inc., Class A	3,971
95	Mattel, Inc.	2,361
263	McDonald’s Corp.	30,024
54	Michael Kors Holdings Ltd.*	2,323
18	Mohawk Industries, Inc.*	3,433
119	Netflix, Inc.*	14,676
75	Newell Rubbermaid, Inc.	3,350
107	News Corp., Class A	1,535
30	News Corp., Class B	434
190	NIKE, Inc., Class B	25,133
39	Nordstrom, Inc.	2,196
68	Omnicom Group, Inc.	5,026
28	O’Reilly Automotive, Inc.*	7,388
14	Priceline Group, Inc. (The)*	17,484
90	PulteGroup, Inc.	1,753
23	PVH Corp.	2,100
17	Ralph Lauren Corp.	2,112
116	Ross Stores, Inc.	6,033
48	Royal Caribbean Cruises Ltd.	4,445
26	Scripps Networks Interactive, Inc., Class A	1,477
22	Signet Jewelers Ltd.	2,891
180	Staples, Inc.	2,173
415	Starbucks Corp.	25,477
48	Starwood Hotels & Resorts Worldwide, Inc.	3,448
176	Target Corp.	12,760
63	TEGNA, Inc.	1,780
31	Tiffany & Co.	2,470
79	Time Warner Cable, Inc.	14,597
228	Time Warner, Inc.	15,955
189	TJX Cos., Inc. (The)	13,343
38	Tractor Supply Co.	3,395
32	TripAdvisor, Inc.*	2,636
341	Twenty-First Century Fox, Inc., Class A	10,063
121	Twenty-First Century Fox, Inc., Class B	3,624
50	Under Armour, Inc., Class A*	4,311
27	Urban Outfitters, Inc.*	605
95	VF Corp.	6,146
97	Viacom, Inc., Class B	4,830
434	Walt Disney Co. (The)	49,246
22	Whirlpool Corp.	3,576
33	Wyndham Worldwide Corp.	2,505
23	Wynn Resorts Ltd.	1,444
121	Yum! Brands, Inc.	8,774
		670,865
	Consumer Staples — 11.5%

548	Altria Group, Inc.	31,565
170	Archer-Daniels-Midland Co.	6,203
30	Brown-Forman Corp., Class B	3,076
50	Campbell Soup Co.	2,612
36	Clorox Co. (The)	4,475
1,095	Coca-Cola Co. (The)	46,669
59	Coca-Cola Enterprises, Inc.	2,968
252	Colgate-Palmolive Co.	16,551
121	ConAgra Foods, Inc.	4,952
48	Constellation Brands, Inc., Class A	6,732
123	Costco Wholesale Corp.	19,855
312	CVS Health Corp.	29,356
53	Dr. Pepper Snapple Group, Inc.	4,757
63	Estee Lauder Cos., Inc. (The), Class A	5,300
167	General Mills, Inc.	9,646
41	Hershey Co. (The)	3,539
38	Hormel Foods Corp.	2,847
33	J.M. Smucker Co. (The)	3,999
71	Kellogg Co.	4,883
34	Keurig Green Mountain, Inc.	1,782
102	Kimberly-Clark Corp.	12,153
166	Kraft Heinz Co. (The)	12,232
272	Kroger Co. (The)	10,244
32	McCormick & Co., Inc. (Non-Voting)	2,749
57	Mead Johnson Nutrition Co.	4,594
44	Molson Coors Brewing Co., Class B	4,049
451	Mondelez International, Inc., Class A	19,691
43	Monster Beverage Corp.*	6,648
411	PepsiCo, Inc.	41,166
433	Philip Morris International, Inc.	37,840
759	Procter & Gamble Co. (The)	56,804
232	Reynolds American, Inc.	10,730
147	Sysco Corp.	6,042
85	Tyson Foods, Inc., Class A	4,250

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
244	Walgreens Boots Alliance, Inc.	$20,503
441	Wal-Mart Stores, Inc.	25,948
100	Whole Foods Market, Inc.	2,915
		490,325
	Energy — 8.4%

142	Anadarko Petroleum Corp.	8,506
106	Apache Corp.	5,213
122	Baker Hughes, Inc.	6,597
116	Cabot Oil & Gas Corp.	2,184
54	Cameron International Corp.*	3,688
145	Chesapeake Energy Corp.	764
526	Chevron Corp.	48,034
26	Cimarex Energy Co.	3,095
89	Columbia Pipeline Group, Inc.	1,706
345	ConocoPhillips	18,647
64	CONSOL Energy, Inc.	504
108	Devon Energy Corp.	4,969
18	Diamond Offshore Drilling, Inc.	407
66	Ensco PLC, Class A	1,130
154	EOG Resources, Inc.	12,848
43	EQT Corp.	2,460
1,166	Exxon Mobil Corp.	95,216
64	FMC Technologies, Inc.*	2,177
239	Halliburton Co.	9,524
30	Helmerich & Payne, Inc.	1,747
67	Hess Corp.	3,953
503	Kinder Morgan, Inc.	11,856
189	Marathon Oil Corp.	3,309
150	Marathon Petroleum Corp.	8,761
45	Murphy Oil Corp.	1,286
107	National Oilwell Varco, Inc.	3,995
46	Newfield Exploration Co.*	1,760
119	Noble Energy, Inc.	4,364
214	Occidental Petroleum Corp.	16,176
58	ONEOK, Inc.	1,710
134	Phillips 66	12,265
42	Pioneer Natural Resources Co.	6,080
47	Range Resources Corp.	1,343
354	Schlumberger Ltd.	27,311
108	Southwestern Energy Co.*	973
188	Spectra Energy Corp.	4,926
34	Tesoro Corp.	3,916
96	Transocean Ltd.	1,379
139	Valero Energy Corp.	9,989
191	Williams Cos., Inc. (The)	6,983
		361,751
	Financials — 0.0%‡

1	Four Corners Property Trust, Inc.*	13

	Health Care — 17.4%

417	Abbott Laboratories	18,732
463	AbbVie, Inc.	26,923
97	Aetna, Inc.	9,967
93	Agilent Technologies, Inc.	3,889
63	Alexion Pharmaceuticals, Inc.*	11,242
110	Allergan PLC*	34,528
57	AmerisourceBergen Corp.	5,622
212	Amgen, Inc.	34,153
73	Anthem, Inc.	9,518
151	Baxalta, Inc.	5,191
153	Baxter International, Inc.	5,760
59	Becton, Dickinson and Co.	8,865
62	Biogen, Inc.*	17,785
376	Boston Scientific Corp.*	6,873
466	Bristol-Myers Squibb Co.	31,227
21	C.R. Bard, Inc.	3,923
92	Cardinal Health, Inc.	7,990
221	Celgene Corp.*	24,188
86	Cerner Corp.*	5,126
72	Cigna Corp.	9,719
48	DaVita HealthCare Partners, Inc.*	3,506
39	DENTSPLY International, Inc.	2,366
30	Edwards Lifesciences Corp.*	4,890
273	Eli Lilly & Co.	22,397
58	Endo International PLC*	3,566
189	Express Scripts Holding Co.*	16,156
410	Gilead Sciences, Inc.	43,444
89	HCA Holdings, Inc.*	6,057
23	Henry Schein, Inc.*	3,599
41	Humana, Inc.	6,915
40	Illumina, Inc.*	7,356
10	Intuitive Surgical, Inc.*	5,200
774	Johnson & Johnson	78,360
28	Laboratory Corp. of America Holdings*	3,403
33	Mallinckrodt PLC*	2,241
65	McKesson Corp.	12,308
396	Medtronic PLC	29,835
788	Merck & Co., Inc.	41,772
115	Mylan N.V.*	5,899
24	Patterson Cos., Inc.	1,094
32	PerkinElmer, Inc.	1,701
41	Perrigo Co. PLC	6,125
1,725	Pfizer, Inc.	56,528
40	Quest Diagnostics, Inc.	2,733
22	Regeneron Pharmaceuticals, Inc.*	11,979
79	St. Jude Medical, Inc.	4,985
88	Stryker Corp.	8,489
28	Tenet Healthcare Corp.*	929
111	Thermo Fisher Scientific, Inc.	15,363
267	UnitedHealth Group, Inc.	30,094
26	Universal Health Services, Inc., Class B	3,159
28	Varian Medical Systems, Inc.*	2,262
68	Vertex Pharmaceuticals, Inc.*	8,797
23	Waters Corp.*	3,055
48	Zimmer Biomet Holdings, Inc.	4,848
128	Zoetis, Inc.	5,978
		748,610
	Industrials — 12.1%

175	3M Co.	27,401
48	ADT Corp. (The)	1,702
27	Allegion PLC	1,815
176	American Airlines Group, Inc.	7,262
68	AMETEK, Inc.	3,839
179	Boeing Co. (The)	26,035
40	C.H. Robinson Worldwide, Inc.	2,697
169	Caterpillar, Inc.	12,278
25	Cintas Corp.	2,290
275	CSX Corp.	7,818
46	Cummins, Inc.	4,617
166	Danaher Corp.	16,001
87	Deere & Co.	6,923
222	Delta Air Lines, Inc.	10,314
44	Dover Corp.	2,900
10	Dun & Bradstreet Corp. (The)	1,078
131	Eaton Corp. PLC	7,619
184	Emerson Electric Co.	9,200
33	Equifax, Inc.	3,679

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
53	Expeditors International of Washington, Inc.	$2,573
81	Fastenal Co.	3,287
73	FedEx Corp.	11,573
37	Flowserve Corp.	1,711
41	Fluor Corp.	1,993
85	General Dynamics Corp.	12,449
2,636	General Electric Co.	78,922
219	Honeywell International, Inc.	22,765
92	Illinois Tool Works, Inc.	8,646
74	Ingersoll-Rand PLC	4,341
26	J.B. Hunt Transport Services, Inc.	2,034
35	Jacobs Engineering Group, Inc.*	1,545
31	Kansas City Southern	2,819
22	L-3 Communications Holdings, Inc.	2,693
75	Lockheed Martin Corp.	16,437
96	Masco Corp.	2,871
103	Nielsen Holdings PLC	4,808
84	Norfolk Southern Corp.	7,985
52	Northrop Grumman Corp.	9,691
99	PACCAR, Inc.	5,144
39	Parker-Hannifin Corp.	4,082
50	Pentair PLC	2,835
56	Pitney Bowes, Inc.	1,210
38	Precision Castparts Corp.	8,798
46	Quanta Services, Inc.*	1,014
85	Raytheon Co.	10,543
67	Republic Services, Inc.	2,943
38	Robert Half International, Inc.	1,945
38	Rockwell Automation, Inc.	4,045
37	Rockwell Collins, Inc.	3,429
28	Roper Technologies, Inc.	5,418
15	Ryder System, Inc.	989
16	Snap-on, Inc.	2,754
184	Southwest Airlines Co.	8,442
43	Stanley Black & Decker, Inc.	4,694
24	Stericycle, Inc.*	2,897
77	Textron, Inc.	3,286
118	Tyco International PLC	4,167
243	Union Pacific Corp.	20,400
106	United Continental Holdings, Inc.*	5,907
195	United Parcel Service, Inc., Class B	20,087
27	United Rentals, Inc.*	2,124
232	United Technologies Corp.	22,284
43	Verisk Analytics, Inc.*	3,223
17	W.W. Grainger, Inc.	3,409
118	Waste Management, Inc.	6,345
51	Xylem, Inc.	1,903
		518,928
	Information Technology — 25.0%

175	Accenture PLC, Class A	18,763
141	Activision Blizzard, Inc.	5,310
139	Adobe Systems, Inc.*	12,713
50	Akamai Technologies, Inc.*	2,880
17	Alliance Data Systems Corp.*	4,876
81	Alphabet, Inc., Class A*	61,791
83	Alphabet, Inc., Class C*	61,636
85	Altera Corp.	4,488
86	Amphenol Corp., Class A	4,734
88	Analog Devices, Inc.	5,423
1,595	Apple, Inc.	188,690
336	Applied Materials, Inc.	6,307
63	Autodesk, Inc.*	3,998
130	Automatic Data Processing, Inc.	11,214
73	Avago Technologies Ltd.	9,523
156	Broadcom Corp., Class A	8,522
88	CA, Inc.	2,474
1,422	Cisco Systems, Inc.	38,749
45	Citrix Systems, Inc.*	3,450
170	Cognizant Technology Solutions Corp., Class A*	10,979
343	Corning, Inc.	6,425
39	CSRA, Inc.*	1,229
313	eBay, Inc.*	9,262
87	Electronic Arts, Inc.*	5,898
538	EMC Corp.	13,633
20	F5 Networks, Inc.*	2,060
632	Facebook, Inc., Class A*	65,880
79	Fidelity National Information Services, Inc.	5,030
21	First Solar, Inc.*	1,187
66	Fiserv, Inc.*	6,352
39	FLIR Systems, Inc.	1,192
35	Harris Corp.	2,910
505	Hewlett Packard Enterprise Co.*	7,504
505	HP, Inc.	6,333
1,330	Intel Corp.	46,244
252	International Business Machines Corp.	35,134
78	Intuit, Inc.	7,815
99	Juniper Networks, Inc.	2,983
44	KLA-Tencor Corp.	2,925
44	Lam Research Corp.	3,441
67	Linear Technology Corp.	3,063
279	MasterCard, Inc., Class A	27,320
59	Microchip Technology, Inc.	2,848
301	Micron Technology, Inc.*	4,795
2,237	Microsoft Corp.	121,581
45	Motorola Solutions, Inc.	3,230
84	NetApp, Inc.	2,575
143	NVIDIA Corp.	4,536
909	Oracle Corp.	35,424
90	Paychex, Inc.	4,882
310	PayPal Holdings, Inc.*	10,931
40	Qorvo, Inc.*	2,323
439	QUALCOMM, Inc.	21,419
51	Red Hat, Inc.*	4,152
174	salesforce.com, Inc.*	13,866
57	SanDisk Corp.	4,211
84	Seagate Technology PLC	3,019
53	Skyworks Solutions, Inc.	4,400
191	Symantec Corp.	3,740
113	TE Connectivity Ltd.	7,581
37	Teradata Corp.*	1,107
287	Texas Instruments, Inc.	16,680
47	Total System Services, Inc.	2,630
28	VeriSign, Inc.*	2,504
546	Visa, Inc., Class A	43,139
64	Western Digital Corp.	3,994
143	Western Union Co. (The)	2,697
266	Xerox Corp.	2,806
72	Xilinx, Inc.	3,578
242	Yahoo!, Inc.*	8,182
		1,073,170
	Materials — 3.5%

54	Air Products & Chemicals, Inc.	7,392
19	Airgas, Inc.	2,626
366	Alcoa, Inc.	3,426
26	Avery Dennison Corp.	1,715
39	Ball Corp.	2,707
65	CF Industries Holdings, Inc.	2,999

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
324	Dow Chemical Co. (The)	$16,890
253	E.I. du Pont de Nemours & Co.	17,037
42	Eastman Chemical Co.	3,051
74	Ecolab, Inc.	8,818
37	FMC Corp.	1,590
318	Freeport-McMoRan, Inc.	2,601
23	International Flavors & Fragrances, Inc.	2,760
117	International Paper Co.	4,894
104	LyondellBasell Industries N.V., Class A	9,965
19	Martin Marietta Materials, Inc.	2,990
123	Monsanto Co.	11,705
94	Mosaic Co. (The)	2,974
148	Newmont Mining Corp.	2,725
89	Nucor Corp.	3,689
45	Owens-Illinois, Inc.*	868
76	PPG Industries, Inc.	8,036
80	Praxair, Inc.	9,024
58	Sealed Air Corp.	2,631
22	Sherwin-Williams Co. (The)	6,074
37	Vulcan Materials Co.	3,799
73	WestRock Co.	3,696
		146,682
	Telecommunication Services — 2.8%

1,720	AT&T, Inc.	57,912
157	CenturyLink, Inc.	4,228
327	Frontier Communications Corp.	1,632
81	Level 3 Communications, Inc.*	4,117
1,137	Verizon Communications, Inc.	51,677
		119,566
	Utilities — 3.4%

191	AES Corp. (The)	1,908
34	AGL Resources, Inc.	2,127
68	Ameren Corp.	2,976
137	American Electric Power Co., Inc.	7,673
120	CenterPoint Energy, Inc.	2,034
77	CMS Energy Corp.	2,697
82	Consolidated Edison, Inc.	5,096
166	Dominion Resources, Inc.	11,183
50	DTE Energy Co.	4,024
193	Duke Energy Corp.	13,078
91	Edison International	5,402
50	Entergy Corp.	3,331
89	Eversource Energy	4,535
257	Exelon Corp.	7,019
118	FirstEnergy Corp.	3,704
129	NextEra Energy, Inc.	12,882
89	NiSource, Inc.	1,708
92	NRG Energy, Inc.	1,137
71	Pepco Holdings, Inc.	1,823
137	PG&E Corp.	7,224
31	Pinnacle West Capital Corp.	1,964
187	PPL Corp.	6,365
141	Public Service Enterprise Group, Inc.	5,513
40	SCANA Corp.	2,366
66	Sempra Energy	6,549
254	Southern Co. (The)	11,313
66	TECO Energy, Inc.	1,737
88	WEC Energy Group, Inc.	4,340
142	Xcel Energy, Inc.	5,064
		146,772
	Total Common Stocks (Cost $4,002,675)	4,276,682

Principal Amount
	Repurchase Agreements (a) — 0.3%
$12,890	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $12,890	12,890
	Total Repurchase Agreements (Cost $12,890)	12,890

	Total Investment Securities (Cost $4,015,565) — 100.0%	4,289,572
	Other assets less liabilities — 0.0%	855
	Net Assets — 100.0%	$4,290,427

*                 Non-income producing security.

‡                 Amount represents less than 0.05%.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,987
Aggregate gross unrealized depreciation	(56,987)
Net unrealized appreciation	$274,000
Federal income tax cost of investments	$4,015,572

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

S&P 500® Ex-Health Care ETF

Shares		Value
	Common Stocks— 99.6%
	Consumer Discretionary — 15.3%

20	Advance Auto Parts, Inc.	$3,255
106	Amazon.com, Inc.*	70,469
22	AutoNation, Inc.*	1,406
9	AutoZone, Inc.*	7,054
47	Bed Bath & Beyond, Inc.*	2,562
85	Best Buy Co., Inc.	2,701
62	BorgWarner, Inc.	2,647
61	Cablevision Systems Corp., Class A	1,860
57	CarMax, Inc.*	3,266
128	Carnival Corp.	6,468
123	CBS Corp. (Non-Voting), Class B	6,209
9	Chipotle Mexican Grill, Inc.*	5,216
76	Coach, Inc.	2,415
679	Comcast Corp., Class A	41,341
90	D.R. Horton, Inc.	2,908
31	Darden Restaurants, Inc.	1,741
78	Delphi Automotive PLC	6,855
41	Discovery Communications, Inc., Class A*	1,277
71	Discovery Communications, Inc., Class C*	2,100
81	Dollar General Corp.	5,298
65	Dollar Tree, Inc.*	4,905
28	Expedia, Inc.	3,447
1,075	Ford Motor Co.	15,405
11	Fossil Group, Inc.*	423
29	GameStop Corp., Class A	1,016
66	Gap, Inc. (The)	1,764
33	Garmin Ltd.	1,249
398	General Motors Co.	14,408
42	Genuine Parts Co.	3,806
74	Goodyear Tire & Rubber Co. (The)	2,581
65	H&R Block, Inc.	2,385
111	Hanesbrands, Inc.	3,404
53	Harley-Davidson, Inc.	2,593
20	Harman International Industries, Inc.	2,063
31	Hasbro, Inc.	2,266
354	Home Depot, Inc. (The)	47,394
113	Interpublic Group of Cos., Inc. (The)	2,599
180	Johnson Controls, Inc.	8,280
55	Kohl’s Corp.	2,592
71	L Brands, Inc.	6,774
38	Leggett & Platt, Inc.	1,771
48	Lennar Corp., Class A	2,458
255	Lowe’s Cos., Inc.	19,533
87	Macy’s, Inc.	3,400
55	Marriott International, Inc., Class A	3,900
93	Mattel, Inc.	2,312
260	McDonald’s Corp.	29,682
53	Michael Kors Holdings Ltd.*	2,280
18	Mohawk Industries, Inc.*	3,433
118	Netflix, Inc.*	14,553
74	Newell Rubbermaid, Inc.	3,305
105	News Corp., Class A	1,507
30	News Corp., Class B	434
187	NIKE, Inc., Class B	24,736
38	Nordstrom, Inc.	2,140
67	Omnicom Group, Inc.	4,953
27	O’Reilly Automotive, Inc.*	7,124
14	Priceline Group, Inc. (The)*	17,484
89	PulteGroup, Inc.	1,734
23	PVH Corp.	2,100
16	Ralph Lauren Corp.	1,987
114	Ross Stores, Inc.	5,929
47	Royal Caribbean Cruises Ltd.	4,353
26	Scripps Networks Interactive, Inc., Class A	1,477
22	Signet Jewelers Ltd.	2,891
178	Staples, Inc.	2,148
409	Starbucks Corp.	25,109
47	Starwood Hotels & Resorts Worldwide, Inc.	3,376
173	Target Corp.	12,542
62	TEGNA, Inc.	1,751
31	Tiffany & Co.	2,470
78	Time Warner Cable, Inc.	14,412
225	Time Warner, Inc.	15,746
186	TJX Cos., Inc. (The)	13,132
37	Tractor Supply Co.	3,306
31	TripAdvisor, Inc.*	2,553
337	Twenty-First Century Fox, Inc., Class A	9,945
119	Twenty-First Century Fox, Inc., Class B	3,564
50	Under Armour, Inc., Class A*	4,311
26	Urban Outfitters, Inc.*	582
94	VF Corp.	6,082
96	Viacom, Inc., Class B	4,780
428	Walt Disney Co. (The)	48,565
22	Whirlpool Corp.	3,575
33	Wyndham Worldwide Corp.	2,505
22	Wynn Resorts Ltd.	1,381
119	Yum! Brands, Inc.	8,629
		662,342
	Consumer Staples — 11.2%

541	Altria Group, Inc.	31,162
168	Archer-Daniels-Midland Co.	6,130
29	Brown-Forman Corp., Class B	2,974
50	Campbell Soup Co.	2,612
35	Clorox Co. (The)	4,351
1,080	Coca-Cola Co. (The)	46,030
58	Coca-Cola Enterprises, Inc.	2,917
248	Colgate-Palmolive Co.	16,289
119	ConAgra Foods, Inc.	4,871
47	Constellation Brands, Inc., Class A	6,592
121	Costco Wholesale Corp.	19,532
307	CVS Health Corp.	28,886
53	Dr. Pepper Snapple Group, Inc.	4,757
62	Estee Lauder Cos., Inc. (The), Class A	5,215
165	General Mills, Inc.	9,530
40	Hershey Co. (The)	3,452
37	Hormel Foods Corp.	2,772
33	J.M. Smucker Co. (The)	3,999
70	Kellogg Co.	4,814
33	Keurig Green Mountain, Inc.	1,729
101	Kimberly-Clark Corp.	12,034
164	Kraft Heinz Co. (The)	12,085
268	Kroger Co. (The)	10,093
32	McCormick & Co., Inc. (Non-Voting)	2,749
56	Mead Johnson Nutrition Co.	4,513
44	Molson Coors Brewing Co., Class B	4,049
445	Mondelez International, Inc., Class A	19,429
42	Monster Beverage Corp.*	6,494
405	PepsiCo, Inc.	40,565
427	Philip Morris International, Inc.	37,316
748	Procter & Gamble Co. (The)	55,980
229	Reynolds American, Inc.	10,591
145	Sysco Corp.	5,960
84	Tyson Foods, Inc., Class A	4,200
241	Walgreens Boots Alliance, Inc.	20,251

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (continued)
435		Wal-Mart Stores, Inc.	$25,595
99		Whole Foods Market, Inc.	2,886
			483,404
		Energy — 8.2%

140		Anadarko Petroleum Corp.	8,386
104		Apache Corp.	5,115
120		Baker Hughes, Inc.	6,488
114		Cabot Oil & Gas Corp.	2,147
53		Cameron International Corp.*	3,619
143		Chesapeake Energy Corp.	754
519		Chevron Corp.	47,395
26		Cimarex Energy Co.	3,095
88		Columbia Pipeline Group, Inc.	1,687
340		ConocoPhillips	18,377
63		CONSOL Energy, Inc.	496
107		Devon Energy Corp.	4,923
18		Diamond Offshore Drilling, Inc.	407
65		Ensco PLC, Class A	1,113
152		EOG Resources, Inc.	12,681
42		EQT Corp.	2,403
1,150		Exxon Mobil Corp.	93,909
63		FMC Technologies, Inc.*	2,143
236		Halliburton Co.	9,405
30		Helmerich & Payne, Inc.	1,748
67		Hess Corp.	3,953
496		Kinder Morgan, Inc.	11,691
187		Marathon Oil Corp.	3,274
148		Marathon Petroleum Corp.	8,645
45		Murphy Oil Corp.	1,286
106		National Oilwell Varco, Inc.	3,958
45		Newfield Exploration Co.*	1,722
117		Noble Energy, Inc.	4,290
211		Occidental Petroleum Corp.	15,949
58		ONEOK, Inc.	1,710
132		Phillips 66	12,082
41		Pioneer Natural Resources Co.	5,935
47		Range Resources Corp.	1,343
349		Schlumberger Ltd.	26,925
106		Southwestern Energy Co.*	955
185		Spectra Energy Corp.	4,847
34		Tesoro Corp.	3,916
94		Transocean Ltd.	1,350
137		Valero Energy Corp.	9,845
188		Williams Cos., Inc. (The)	6,873
			356,840
		Financials — 19.3%

89		ACE Ltd.	10,222
15		Affiliated Managers Group, Inc.*	2,658
119		Aflac, Inc.	7,764
110		Allstate Corp. (The)	6,904
235		American Express Co.	16,835
357		American International Group, Inc.	22,698
117		American Tower Corp. (REIT)	11,628
49		Ameriprise Financial, Inc.	5,535
77		Aon PLC	7,295
43		Apartment Investment & Management Co., Class A (REIT)	1,639
18		Assurant, Inc.	1,539
37		AvalonBay Communities, Inc. (REIT)	6,726
2,888		Bank of America Corp.	50,338
305		Bank of New York Mellon Corp. (The)	13,371
215		BB&T Corp.	8,303
517		Berkshire Hathaway, Inc., Class B*	69,325
35		BlackRock, Inc.	12,730
42		Boston Properties, Inc. (REIT)	5,250
150		Capital One Financial Corp.	11,777
80		CBRE Group, Inc., Class A*	2,998
330		Charles Schwab Corp. (The)	11,124
63		Chubb Corp. (The)	8,223
41		Cincinnati Financial Corp.	2,506
830		Citigroup, Inc.	44,895
93		CME Group, Inc.	9,081
49		Comerica, Inc.	2,271
92		Crown Castle International Corp. (REIT)	7,904
120		Discover Financial Services	6,811
80		E*TRADE Financial Corp.*	2,434
16		Equinix, Inc. (REIT)	4,744
100		Equity Residential (REIT)	7,982
18		Essex Property Trust, Inc. (REIT)	4,154
222		Fifth Third Bancorp	4,589
—	#	Four Corners Property Trust, Inc.*	7
107		Franklin Resources, Inc.	4,485
161		General Growth Properties, Inc. (REIT)	4,101
111		Goldman Sachs Group, Inc. (The)	21,092
114		Hartford Financial Services Group, Inc. (The)	5,203
128		HCP, Inc. (REIT)	4,548
207		Host Hotels & Resorts, Inc. (REIT)	3,436
222		Huntington Bancshares, Inc./OH	2,595
30		Intercontinental Exchange, Inc.	7,795
118		Invesco Ltd.	3,975
53		Iron Mountain, Inc. (REIT)	1,472
1,020		JPMorgan Chase & Co.	68,014
232		KeyCorp	3,042
114		Kimco Realty Corp. (REIT)	2,974
30		Legg Mason, Inc.	1,331
93		Leucadia National Corp.	1,644
69		Lincoln National Corp.	3,794
79		Loews Corp.	2,993
44		M&T Bank Corp.	5,515
37		Macerich Co. (The) (REIT)	2,892
146		Marsh & McLennan Cos., Inc.	8,074
75		McGraw Hill Financial, Inc.	7,235
308		MetLife, Inc.	15,736
48		Moody’s Corp.	4,950
420		Morgan Stanley	14,406
33		Nasdaq, Inc.	1,934
103		Navient Corp.	1,227
60		Northern Trust Corp.	4,496
86		People’s United Financial, Inc.	1,441
48		Plum Creek Timber Co., Inc. (REIT)	2,439
142		PNC Financial Services Group, Inc. (The)	13,562
76		Principal Financial Group, Inc.	3,911
162		Progressive Corp. (The)	4,993
145		Prologis, Inc. (REIT)	6,199
124		Prudential Financial, Inc.	10,732
41		Public Storage (REIT)	9,842
69		Realty Income Corp. (REIT)	3,424
366		Regions Financial Corp.	3,711
85		Simon Property Group, Inc. (REIT)	15,830
27		SL Green Realty Corp. (REIT)	3,188
113		State Street Corp.	8,202
143		SunTrust Banks, Inc.	6,209
230		Synchrony Financial*	7,321
71		T. Rowe Price Group, Inc.	5,407
32		Torchmark Corp.	1,940
86		Travelers Cos., Inc. (The)	9,853
457		U.S. Bancorp	20,058
68		Unum Group	2,494

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
92	Ventas, Inc. (REIT)	$4,907
49	Vornado Realty Trust (REIT)	4,741
1,289	Wells Fargo & Co.	71,024
97	Welltower, Inc. (REIT)	6,129
142	Weyerhaeuser Co. (REIT)	4,568
83	XL Group PLC	3,169
56	Zions Bancorp.	1,678
		838,191
	Industrials — 11.8%

172	3M Co.	26,932
47	ADT Corp. (The)	1,667
26	Allegion PLC	1,747
174	American Airlines Group, Inc.	7,179
67	AMETEK, Inc.	3,783
176	Boeing Co. (The)	25,599
39	C.H. Robinson Worldwide, Inc.	2,630
166	Caterpillar, Inc.	12,060
25	Cintas Corp.	2,290
271	CSX Corp.	7,705
46	Cummins, Inc.	4,617
164	Danaher Corp.	15,808
86	Deere & Co.	6,843
219	Delta Air Lines, Inc.	10,175
43	Dover Corp.	2,834
10	Dun & Bradstreet Corp. (The)	1,078
129	Eaton Corp. PLC	7,503
181	Emerson Electric Co.	9,050
33	Equifax, Inc.	3,679
52	Expeditors International of Washington, Inc.	2,524
80	Fastenal Co.	3,246
72	FedEx Corp.	11,415
37	Flowserve Corp.	1,711
40	Fluor Corp.	1,944
84	General Dynamics Corp.	12,303
2,600	General Electric Co.	77,844
216	Honeywell International, Inc.	22,453
91	Illinois Tool Works, Inc.	8,552
73	Ingersoll-Rand PLC	4,283
25	J.B. Hunt Transport Services, Inc.	1,956
34	Jacobs Engineering Group, Inc.*	1,501
30	Kansas City Southern	2,728
22	L-3 Communications Holdings, Inc.	2,693
74	Lockheed Martin Corp.	16,218
95	Masco Corp.	2,841
101	Nielsen Holdings PLC	4,715
83	Norfolk Southern Corp.	7,890
52	Northrop Grumman Corp.	9,691
98	PACCAR, Inc.	5,092
38	Parker-Hannifin Corp.	3,977
50	Pentair PLC	2,835
56	Pitney Bowes, Inc.	1,210
38	Precision Castparts Corp.	8,798
45	Quanta Services, Inc.*	992
84	Raytheon Co.	10,418
66	Republic Services, Inc.	2,899
37	Robert Half International, Inc.	1,894
37	Rockwell Automation, Inc.	3,938
36	Rockwell Collins, Inc.	3,336
28	Roper Technologies, Inc.	5,418
15	Ryder System, Inc.	989
16	Snap-on, Inc.	2,755
182	Southwest Airlines Co.	8,350
42	Stanley Black & Decker, Inc.	4,585
23	Stericycle, Inc.*	2,777
76	Textron, Inc.	3,243
116	Tyco International PLC	4,096
239	Union Pacific Corp.	20,064
104	United Continental Holdings, Inc.*	5,796
193	United Parcel Service, Inc., Class B	19,881
26	United Rentals, Inc.*	2,045
229	United Technologies Corp.	21,995
43	Verisk Analytics, Inc.*	3,223
17	W.W. Grainger, Inc.	3,409
116	Waste Management, Inc.	6,237
50	Xylem, Inc.	1,866
		511,805
	Information Technology — 24.4%

172	Accenture PLC, Class A	18,442
139	Activision Blizzard, Inc.	5,235
137	Adobe Systems, Inc.*	12,530
49	Akamai Technologies, Inc.*	2,823
17	Alliance Data Systems Corp.*	4,876
80	Alphabet, Inc., Class A*	61,028
82	Alphabet, Inc., Class C*	60,893
83	Altera Corp.	4,382
85	Amphenol Corp., Class A	4,679
87	Analog Devices, Inc.	5,362
1,573	Apple, Inc.	186,086
331	Applied Materials, Inc.	6,213
62	Autodesk, Inc.*	3,935
129	Automatic Data Processing, Inc.	11,128
72	Avago Technologies Ltd.	9,392
154	Broadcom Corp., Class A	8,413
86	CA, Inc.	2,417
1,403	Cisco Systems, Inc.	38,232
44	Citrix Systems, Inc.*	3,373
168	Cognizant Technology Solutions Corp., Class A*	10,849
338	Corning, Inc.	6,331
38	CSRA, Inc.*	1,197
309	eBay, Inc.*	9,143
86	Electronic Arts, Inc.*	5,830
531	EMC Corp.	13,456
20	F5 Networks, Inc.*	2,060
623	Facebook, Inc., Class A*	64,942
78	Fidelity National Information Services, Inc.	4,966
21	First Solar, Inc.*	1,187
65	Fiserv, Inc.*	6,256
39	FLIR Systems, Inc.	1,192
34	Harris Corp.	2,826
498	Hewlett Packard Enterprise Co.*	7,400
498	HP, Inc.	6,245
1,312	Intel Corp.	45,618
249	International Business Machines Corp.	34,716
77	Intuit, Inc.	7,715
98	Juniper Networks, Inc.	2,953
43	KLA-Tencor Corp.	2,858
44	Lam Research Corp.	3,441
66	Linear Technology Corp.	3,018
275	MasterCard, Inc., Class A	26,928
58	Microchip Technology, Inc.	2,800
297	Micron Technology, Inc.*	4,731
2,207	Microsoft Corp.	119,950
44	Motorola Solutions, Inc.	3,158
83	NetApp, Inc.	2,545
141	NVIDIA Corp.	4,473
897	Oracle Corp.	34,956
89	Paychex, Inc.	4,828

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
306	PayPal Holdings, Inc.*	$10,790
39	Qorvo, Inc.*	2,265
433	QUALCOMM, Inc.	21,126
51	Red Hat, Inc.*	4,152
171	salesforce.com, Inc.*	13,627
56	SanDisk Corp.	4,137
83	Seagate Technology PLC	2,983
53	Skyworks Solutions, Inc.	4,400
189	Symantec Corp.	3,701
111	TE Connectivity Ltd.	7,447
37	Teradata Corp.*	1,107
283	Texas Instruments, Inc.	16,448
47	Total System Services, Inc.	2,630
28	VeriSign, Inc.*	2,504
538	Visa, Inc., Class A	42,507
64	Western Digital Corp.	3,994
141	Western Union Co. (The)	2,659
263	Xerox Corp.	2,775
71	Xilinx, Inc.	3,528
239	Yahoo!, Inc.*	8,081
		1,058,868
	Materials — 3.3%

53	Air Products & Chemicals, Inc.	7,255
19	Airgas, Inc.	2,626
361	Alcoa, Inc.	3,379
25	Avery Dennison Corp.	1,649
38	Ball Corp.	2,638
64	CF Industries Holdings, Inc.	2,953
320	Dow Chemical Co. (The)	16,682
250	E.I. du Pont de Nemours & Co.	16,835
41	Eastman Chemical Co.	2,979
73	Ecolab, Inc.	8,699
37	FMC Corp.	1,590
314	Freeport-McMoRan, Inc.	2,568
22	International Flavors & Fragrances, Inc.	2,640
115	International Paper Co.	4,810
103	LyondellBasell Industries N.V., Class A	9,869
18	Martin Marietta Materials, Inc.	2,833
121	Monsanto Co.	11,514
93	Mosaic Co. (The)	2,943
146	Newmont Mining Corp.	2,688
88	Nucor Corp.	3,648
44	Owens-Illinois, Inc.*	849
75	PPG Industries, Inc.	7,930
79	Praxair, Inc.	8,911
57	Sealed Air Corp.	2,586
22	Sherwin-Williams Co. (The)	6,074
37	Vulcan Materials Co.	3,799
72	WestRock Co.	3,645
		144,592
	Telecommunication Services — 2.7%

1,697	AT&T, Inc.	57,138
155	CenturyLink, Inc.	4,174
322	Frontier Communications Corp.	1,607
80	Level 3 Communications, Inc.*	4,066
1,122	Verizon Communications, Inc.	50,995
		117,980
	Utilities — 3.4%

188	AES Corp. (The)	1,878
33	AGL Resources, Inc.	2,065
67	Ameren Corp.	2,932
135	American Electric Power Co., Inc.	7,561
119	CenterPoint Energy, Inc.	2,017
76	CMS Energy Corp.	2,662
81	Consolidated Edison, Inc.	5,034
164	Dominion Resources, Inc.	11,049
50	DTE Energy Co.	4,024
190	Duke Energy Corp.	12,874
90	Edison International	5,342
50	Entergy Corp.	3,331
88	Eversource Energy	4,484
254	Exelon Corp.	6,937
117	FirstEnergy Corp.	3,673
127	NextEra Energy, Inc.	12,682
88	NiSource, Inc.	1,689
91	NRG Energy, Inc.	1,125
70	Pepco Holdings, Inc.	1,797
135	PG&E Corp.	7,119
31	Pinnacle West Capital Corp.	1,964
185	PPL Corp.	6,297
140	Public Service Enterprise Group, Inc.	5,474
39	SCANA Corp.	2,306
65	Sempra Energy	6,450
251	Southern Co. (The)	11,180
65	TECO Energy, Inc.	1,711
87	WEC Energy Group, Inc.	4,291
140	Xcel Energy, Inc.	4,992
		144,940
	Total Common Stocks (Cost $4,000,717)	4,318,962

Principal Amount
	Repurchase Agreements (a) — 0.4%
$16,216	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $16,216	16,216
	Total Repurchase Agreements (Cost $16,216)	16,216

	Total Investment Securities (Cost $4,016,933) — 100.0%	4,335,178
	Other assets less liabilities — 0.0%	201
	Net Assets — 100.0%	$4,335,379

*                 Non-income producing security.

#                 Amount represents less than one share.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358,754
Aggregate gross unrealized depreciation	(40,555)
Net unrealized appreciation	$318,199
Federal income tax cost of investments	$4,016,979

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

S&P 500® Ex-Technology ETF

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 17.0%

22	Advance Auto Parts, Inc.	$3,580
116	Amazon.com, Inc.*	77,117
24	AutoNation, Inc.*	1,534
9	AutoZone, Inc.*	7,054
51	Bed Bath & Beyond, Inc.*	2,781
93	Best Buy Co., Inc.	2,956
68	BorgWarner, Inc.	2,903
67	Cablevision Systems Corp., Class A	2,044
63	CarMax, Inc.*	3,610
140	Carnival Corp.	7,074
134	CBS Corp. (Non-Voting), Class B	6,764
9	Chipotle Mexican Grill, Inc.*	5,216
84	Coach, Inc.	2,669
745	Comcast Corp., Class A	45,360
99	D.R. Horton, Inc.	3,199
34	Darden Restaurants, Inc.	1,910
86	Delphi Automotive PLC	7,558
45	Discovery Communications, Inc., Class A*	1,401
78	Discovery Communications, Inc., Class C*	2,307
89	Dollar General Corp.	5,821
71	Dollar Tree, Inc.*	5,358
30	Expedia, Inc.	3,693
1,179	Ford Motor Co.	16,895
13	Fossil Group, Inc.*	500
32	GameStop Corp., Class A	1,121
72	Gap, Inc. (The)	1,925
36	Garmin Ltd.	1,363
436	General Motors Co.	15,783
46	Genuine Parts Co.	4,169
81	Goodyear Tire & Rubber Co. (The)	2,825
71	H&R Block, Inc.	2,605
122	Hanesbrands, Inc.	3,742
62	Harley-Davidson, Inc.	3,033
22	Harman International Industries, Inc.	2,269
34	Hasbro, Inc.	2,485
388	Home Depot, Inc. (The)	51,945
124	Interpublic Group of Cos., Inc. (The)	2,852
198	Johnson Controls, Inc.	9,108
60	Kohl’s Corp.	2,828
78	L Brands, Inc.	7,442
41	Leggett & Platt, Inc.	1,911
53	Lennar Corp., Class A	2,714
280	Lowe’s Cos., Inc.	21,448
100	Macy’s, Inc.	3,908
60	Marriott International, Inc., Class A	4,254
102	Mattel, Inc.	2,536
285	McDonald’s Corp.	32,536
59	Michael Kors Holdings Ltd.*	2,538
19	Mohawk Industries, Inc.*	3,624
129	Netflix, Inc.*	15,909
81	Newell Rubbermaid, Inc.	3,617
115	News Corp., Class A	1,650
33	News Corp., Class B	477
205	NIKE, Inc., Class B	27,117
42	Nordstrom, Inc.	2,365
73	Omnicom Group, Inc.	5,396
30	O’Reilly Automotive, Inc.*	7,916
15	Priceline Group, Inc. (The)*	18,733
97	PulteGroup, Inc.	1,890
25	PVH Corp.	2,282
18	Ralph Lauren Corp.	2,236
125	Ross Stores, Inc.	6,501
52	Royal Caribbean Cruises Ltd.	4,816
28	Scripps Networks Interactive, Inc., Class A	1,591
24	Signet Jewelers Ltd.	3,153
195	Staples, Inc.	2,354
449	Starbucks Corp.	27,564
52	Starwood Hotels & Resorts Worldwide, Inc.	3,736
190	Target Corp.	13,775
69	TEGNA, Inc.	1,949
34	Tiffany & Co.	2,709
86	Time Warner Cable, Inc.	15,890
247	Time Warner, Inc.	17,285
204	TJX Cos., Inc. (The)	14,402
41	Tractor Supply Co.	3,663
34	TripAdvisor, Inc.*	2,801
369	Twenty-First Century Fox, Inc., Class A	10,889
130	Twenty-First Century Fox, Inc., Class B	3,894
54	Under Armour, Inc., Class A*	4,656
29	Urban Outfitters, Inc.*	650
103	VF Corp.	6,664
105	Viacom, Inc., Class B	5,228
470	Walt Disney Co. (The)	53,331
24	Whirlpool Corp.	3,900
36	Wyndham Worldwide Corp.	2,733
25	Wynn Resorts Ltd.	1,569
130	Yum! Brands, Inc.	9,426
		724,985
	Consumer Staples — 12.3%

593	Altria Group, Inc.	34,157
184	Archer-Daniels-Midland Co.	6,714
32	Brown-Forman Corp., Class B	3,281
54	Campbell Soup Co.	2,821
39	Clorox Co. (The)	4,848
1,184	Coca-Cola Co. (The)	50,462
64	Coca-Cola Enterprises, Inc.	3,219
272	Colgate-Palmolive Co.	17,865
131	ConAgra Foods, Inc.	5,362
52	Constellation Brands, Inc., Class A	7,294
133	Costco Wholesale Corp.	21,469
337	CVS Health Corp.	31,708
58	Dr. Pepper Snapple Group, Inc.	5,206
68	Estee Lauder Cos., Inc. (The), Class A	5,720
181	General Mills, Inc.	10,455
44	Hershey Co. (The)	3,798
41	Hormel Foods Corp.	3,072
36	J.M. Smucker Co. (The)	4,363
77	Kellogg Co.	5,295
36	Keurig Green Mountain, Inc.	1,886
110	Kimberly-Clark Corp.	13,106
180	Kraft Heinz Co. (The)	13,264
294	Kroger Co. (The)	11,072
35	McCormick & Co., Inc. (Non-Voting)	3,007
61	Mead Johnson Nutrition Co.	4,916
48	Molson Coors Brewing Co., Class B	4,417
487	Mondelez International, Inc., Class A	21,262
46	Monster Beverage Corp.*	7,112
444	PepsiCo, Inc.	44,471
469	Philip Morris International, Inc.	40,986
818	Procter & Gamble Co. (The)	61,219
251	Reynolds American, Inc.	11,608
159	Sysco Corp.	6,535
92	Tyson Foods, Inc., Class A	4,600
264	Walgreens Boots Alliance, Inc.	22,184

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (continued)
477		Wal-Mart Stores, Inc.	$28,067
108		Whole Foods Market, Inc.	3,148
			529,969
		Energy — 9.2%

154		Anadarko Petroleum Corp.	9,225
114		Apache Corp.	5,606
132		Baker Hughes, Inc.	7,137
125		Cabot Oil & Gas Corp.	2,354
58		Cameron International Corp.*	3,961
156		Chesapeake Energy Corp.	822
569		Chevron Corp.	51,961
29		Cimarex Energy Co.	3,452
96		Columbia Pipeline Group, Inc.	1,840
373		ConocoPhillips	20,161
69		CONSOL Energy, Inc.	544
117		Devon Energy Corp.	5,383
19		Diamond Offshore Drilling, Inc.	430
71		Ensco PLC, Class A	1,216
166		EOG Resources, Inc.	13,849
46		EQT Corp.	2,632
1,257		Exxon Mobil Corp.	102,647
69		FMC Technologies, Inc.*	2,347
259		Halliburton Co.	10,321
33		Helmerich & Payne, Inc.	1,922
73		Hess Corp.	4,307
544		Kinder Morgan, Inc.	12,822
205		Marathon Oil Corp.	3,590
162		Marathon Petroleum Corp.	9,462
49		Murphy Oil Corp.	1,400
116		National Oilwell Varco, Inc.	4,331
49		Newfield Exploration Co.*	1,875
129		Noble Energy, Inc.	4,730
231		Occidental Petroleum Corp.	17,461
63		ONEOK, Inc.	1,857
145		Phillips 66	13,272
45		Pioneer Natural Resources Co.	6,514
51		Range Resources Corp.	1,458
383		Schlumberger Ltd.	29,549
116		Southwestern Energy Co.*	1,045
203		Spectra Energy Corp.	5,319
37		Tesoro Corp.	4,261
103		Transocean Ltd.	1,479
150		Valero Energy Corp.	10,779
206		Williams Cos., Inc. (The)	7,531
			390,852
		Financials — 21.6%

98		ACE Ltd.	11,255
16		Affiliated Managers Group, Inc.*	2,836
130		Aflac, Inc.	8,481
121		Allstate Corp. (The)	7,594
257		American Express Co.	18,411
391		American International Group, Inc.	24,860
128		American Tower Corp. (REIT)	12,721
54		Ameriprise Financial, Inc.	6,099
85		Aon PLC	8,053
47		Apartment Investment & Management Co., Class A (REIT)	1,791
20		Assurant, Inc.	1,710
40		AvalonBay Communities, Inc. (REIT)	7,272
3,167		Bank of America Corp.	55,201
335		Bank of New York Mellon Corp. (The)	14,686
236		BB&T Corp.	9,114
565		Berkshire Hathaway, Inc., Class B*	75,761
39		BlackRock, Inc.	14,185
46		Boston Properties, Inc. (REIT)	5,750
164		Capital One Financial Corp.	12,876
88		CBRE Group, Inc., Class A*	3,297
362		Charles Schwab Corp. (The)	12,203
69		Chubb Corp. (The)	9,007
45		Cincinnati Financial Corp.	2,750
910		Citigroup, Inc.	49,222
102		CME Group, Inc.	9,960
54		Comerica, Inc.	2,503
101		Crown Castle International Corp. (REIT)	8,677
132		Discover Financial Services	7,492
88		E*TRADE Financial Corp.*	2,678
18		Equinix, Inc. (REIT)	5,337
110		Equity Residential (REIT)	8,780
20		Essex Property Trust, Inc. (REIT)	4,616
243		Fifth Third Bancorp	5,023
—	#	Four Corners Property Trust, Inc.*	7
117		Franklin Resources, Inc.	4,905
177		General Growth Properties, Inc. (REIT)	4,508
122		Goldman Sachs Group, Inc. (The)	23,182
125		Hartford Financial Services Group, Inc. (The)	5,705
140		HCP, Inc. (REIT)	4,974
227		Host Hotels & Resorts, Inc. (REIT)	3,768
243		Huntington Bancshares, Inc./OH	2,841
33		Intercontinental Exchange, Inc.	8,575
130		Invesco Ltd.	4,380
58		Iron Mountain, Inc. (REIT)	1,611
1,115		JPMorgan Chase & Co.	74,348
254		KeyCorp	3,330
125		Kimco Realty Corp. (REIT)	3,261
33		Legg Mason, Inc.	1,465
102		Leucadia National Corp.	1,803
76		Lincoln National Corp.	4,179
87		Loews Corp.	3,297
48		M&T Bank Corp.	6,016
41		Macerich Co. (The) (REIT)	3,204
160		Marsh & McLennan Cos., Inc.	8,848
82		McGraw Hill Financial, Inc.	7,911
338		MetLife, Inc.	17,268
53		Moody’s Corp.	5,465
461		Morgan Stanley	15,812
36		Nasdaq, Inc.	2,110
113		Navient Corp.	1,346
66		Northern Trust Corp.	4,946
94		People’s United Financial, Inc.	1,574
53		Plum Creek Timber Co., Inc. (REIT)	2,693
155		PNC Financial Services Group, Inc. (The)	14,804
83		Principal Financial Group, Inc.	4,271
177		Progressive Corp. (The)	5,455
159		Prologis, Inc. (REIT)	6,797
136		Prudential Financial, Inc.	11,771
44		Public Storage (REIT)	10,563
75		Realty Income Corp. (REIT)	3,721
401		Regions Financial Corp.	4,066
94		Simon Property Group, Inc. (REIT)	17,507
30		SL Green Realty Corp. (REIT)	3,542
123		State Street Corp.	8,927
157		SunTrust Banks, Inc.	6,817
252		Synchrony Financial*	8,021
78		T. Rowe Price Group, Inc.	5,940
35		Torchmark Corp.	2,122
94		Travelers Cos., Inc. (The)	10,770
501		U.S. Bancorp	21,989
75		Unum Group	2,751

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
101	Ventas, Inc. (REIT)	$5,387
54	Vornado Realty Trust (REIT)	5,225
1,408	Wells Fargo & Co.	77,581
106	Welltower, Inc. (REIT)	6,698
156	Weyerhaeuser Co. (REIT)	5,019
91	XL Group PLC	3,474
62	Zions Bancorp.	1,857
		918,608
	Health Care — 19.0%

451	Abbott Laboratories	20,259
501	AbbVie, Inc.	29,133
105	Aetna, Inc.	10,789
100	Agilent Technologies, Inc.	4,182
68	Alexion Pharmaceuticals, Inc.*	12,134
119	Allergan PLC*	37,353
62	AmerisourceBergen Corp.	6,116
229	Amgen, Inc.	36,892
79	Anthem, Inc.	10,300
164	Baxalta, Inc.	5,638
165	Baxter International, Inc.	6,212
64	Becton, Dickinson and Co.	9,616
67	Biogen, Inc.*	19,220
407	Boston Scientific Corp.*	7,440
504	Bristol-Myers Squibb Co.	33,773
22	C.R. Bard, Inc.	4,110
99	Cardinal Health, Inc.	8,598
239	Celgene Corp.*	26,159
93	Cerner Corp.*	5,543
78	Cigna Corp.	10,528
51	DaVita HealthCare Partners, Inc.*	3,725
42	DENTSPLY International, Inc.	2,548
33	Edwards Lifesciences Corp.*	5,379
295	Eli Lilly & Co.	24,202
63	Endo International PLC*	3,873
204	Express Scripts Holding Co.*	17,438
444	Gilead Sciences, Inc.	47,046
97	HCA Holdings, Inc.*	6,602
25	Henry Schein, Inc.*	3,912
45	Humana, Inc.	7,590
44	Illumina, Inc.*	8,092
11	Intuitive Surgical, Inc.*	5,720
835	Johnson & Johnson	84,535
30	Laboratory Corp. of America Holdings*	3,646
35	Mallinckrodt PLC*	2,377
70	McKesson Corp.	13,254
428	Medtronic PLC	32,246
852	Merck & Co., Inc.	45,165
125	Mylan N.V.*	6,413
26	Patterson Cos., Inc.	1,185
34	PerkinElmer, Inc.	1,807
44	Perrigo Co. PLC	6,573
1,860	Pfizer, Inc.	60,952
43	Quest Diagnostics, Inc.	2,938
23	Regeneron Pharmaceuticals, Inc.*	12,523
85	St. Jude Medical, Inc.	5,363
96	Stryker Corp.	9,260
30	Tenet Healthcare Corp.*	996
121	Thermo Fisher Scientific, Inc.	16,746
288	UnitedHealth Group, Inc.	32,460
28	Universal Health Services, Inc., Class B	3,403
30	Varian Medical Systems, Inc.*	2,423
74	Vertex Pharmaceuticals, Inc.*	9,573
25	Waters Corp.*	3,321
52	Zimmer Biomet Holdings, Inc.	5,253
139	Zoetis, Inc.	6,491
		809,025
	Industrials — 13.1%

189	3M Co.	29,594
51	ADT Corp. (The)	1,809
29	Allegion PLC	1,949
191	American Airlines Group, Inc.	7,881
73	AMETEK, Inc.	4,122
193	Boeing Co. (The)	28,072
43	C.H. Robinson Worldwide, Inc.	2,899
182	Caterpillar, Inc.	13,222
27	Cintas Corp.	2,473
298	CSX Corp.	8,472
50	Cummins, Inc.	5,018
180	Danaher Corp.	17,350
94	Deere & Co.	7,479
241	Delta Air Lines, Inc.	11,197
47	Dover Corp.	3,097
11	Dun & Bradstreet Corp. (The)	1,186
141	Eaton Corp. PLC	8,200
199	Emerson Electric Co.	9,950
36	Equifax, Inc.	4,014
57	Expeditors International of Washington, Inc.	2,767
88	Fastenal Co.	3,571
79	FedEx Corp.	12,525
40	Flowserve Corp.	1,850
44	Fluor Corp.	2,138
92	General Dynamics Corp.	13,474
2,847	General Electric Co.	85,239
236	Honeywell International, Inc.	24,532
100	Illinois Tool Works, Inc.	9,398
80	Ingersoll-Rand PLC	4,694
28	J.B. Hunt Transport Services, Inc.	2,191
37	Jacobs Engineering Group, Inc.*	1,633
33	Kansas City Southern	3,000
24	L-3 Communications Holdings, Inc.	2,938
81	Lockheed Martin Corp.	17,752
104	Masco Corp.	3,111
111	Nielsen Holdings PLC	5,181
91	Norfolk Southern Corp.	8,651
57	Northrop Grumman Corp.	10,622
107	PACCAR, Inc.	5,560
42	Parker-Hannifin Corp.	4,396
54	Pentair PLC	3,062
61	Pitney Bowes, Inc.	1,317
42	Precision Castparts Corp.	9,725
49	Quanta Services, Inc.*	1,081
92	Raytheon Co.	11,411
73	Republic Services, Inc.	3,207
41	Robert Half International, Inc.	2,098
41	Rockwell Automation, Inc.	4,364
40	Rockwell Collins, Inc.	3,707
30	Roper Technologies, Inc.	5,805
16	Ryder System, Inc.	1,055
18	Snap-on, Inc.	3,099
199	Southwest Airlines Co.	9,130
46	Stanley Black & Decker, Inc.	5,021
26	Stericycle, Inc.*	3,139
84	Textron, Inc.	3,584
128	Tyco International PLC	4,520
262	Union Pacific Corp.	21,995
114	United Continental Holdings, Inc.*	6,353
211	United Parcel Service, Inc., Class B	21,735
29	United Rentals, Inc.*	2,281

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
251	United Technologies Corp.	$24,109
47	Verisk Analytics, Inc.*	3,523
18	W.W. Grainger, Inc.	3,610
127	Waste Management, Inc.	6,829
55	Xylem, Inc.	2,053
		561,020
	Materials — 3.7%

59	Air Products & Chemicals, Inc.	8,076
20	Airgas, Inc.	2,764
396	Alcoa, Inc.	3,706
28	Avery Dennison Corp.	1,847
42	Ball Corp.	2,916
70	CF Industries Holdings, Inc.	3,230
350	Dow Chemical Co. (The)	18,245
274	E.I. du Pont de Nemours & Co.	18,451
45	Eastman Chemical Co.	3,269
80	Ecolab, Inc.	9,533
40	FMC Corp.	1,719
344	Freeport-McMoRan, Inc.	2,814
24	International Flavors & Fragrances, Inc.	2,880
126	International Paper Co.	5,271
113	LyondellBasell Industries N.V., Class A	10,828
20	Martin Marietta Materials, Inc.	3,148
133	Monsanto Co.	12,656
102	Mosaic Co. (The)	3,227
160	Newmont Mining Corp.	2,946
97	Nucor Corp.	4,021
49	Owens-Illinois, Inc.*	945
82	PPG Industries, Inc.	8,671
87	Praxair, Inc.	9,814
62	Sealed Air Corp.	2,812
24	Sherwin-Williams Co. (The)	6,626
40	Vulcan Materials Co.	4,107
79	WestRock Co.	4,000
		158,522
	Utilities — 3.8%

207	AES Corp. (The)	2,068
36	AGL Resources, Inc.	2,253
73	Ameren Corp.	3,195
148	American Electric Power Co., Inc.	8,289
130	CenterPoint Energy, Inc.	2,204
84	CMS Energy Corp.	2,942
89	Consolidated Edison, Inc.	5,531
180	Dominion Resources, Inc.	12,127
54	DTE Energy Co.	4,346
208	Duke Energy Corp.	14,094
99	Edison International	5,877
54	Entergy Corp.	3,598
96	Eversource Energy	4,891
278	Exelon Corp.	7,592
128	FirstEnergy Corp.	4,018
139	NextEra Energy, Inc.	13,881
96	NiSource, Inc.	1,842
100	NRG Energy, Inc.	1,236
77	Pepco Holdings, Inc.	1,977
148	PG&E Corp.	7,804
34	Pinnacle West Capital Corp.	2,154
203	PPL Corp.	6,910
153	Public Service Enterprise Group, Inc.	5,982
43	SCANA Corp.	2,543
71	Sempra Energy	7,045
275	Southern Co. (The)	12,249
71	TECO Energy, Inc.	1,869
95	WEC Energy Group, Inc.	4,685
153	Xcel Energy, Inc.	5,456
		158,658
	Total Common Stocks (Cost $4,003,261)	4,251,639

Principal Amount
	Repurchase Agreements (a) — 0.2%
$6,958	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,958	6,958
	Total Repurchase Agreements (Cost $6,958)	6,958

	Total Investment Securities (Cost $4,010,219) — 99.9%	4,258,597
	Other assets less liabilities — 0.1%	5,173
	Net Assets — 100.0%	$4,263,770

*                 Non-income producing security.

#                 Amount represents less than one share.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,985
Aggregate gross unrealized depreciation	(57,607)
Net unrealized appreciation	$248,378
Federal income tax cost of investments	$4,010,219

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Hedged FTSE Europe ETF

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 11.0%

591	Accor S.A.	$24,930
603	adidas AG	58,330
9	Altice N.V., Class A*	138
12	Altice N.V., Class B*	186
123	Axel Springer SE	6,864
2,918	Barratt Developments PLC	26,399
979	Bayerische Motoren Werke AG	106,809
164	Bayerische Motoren Werke AG (Preference)	13,744
379	Berkeley Group Holdings PLC	18,319
15	Burberry Group PLC	281
534	Carnival PLC	27,853
151	Christian Dior SE	27,622
1,537	Cie Financiere Richemont S.A.	115,131
563	Cie Generale des Etablissements Michelin	56,429
4,960	Compass Group PLC	86,161
325	Continental AG	78,501
746	Daily Mail & General Trust PLC	8,029
2,876	Daimler AG	257,366
2,995	Dixons Carphone PLC	21,852
144	Dufry AG*	17,244
669	Electrolux AB	19,638
471	Eutelsat Communications S.A.	14,053
170	Faurecia	6,379
2,635	Fiat Chrysler Automobiles N.V.*	37,626
74	Fielmann AG	5,058
5,159	GKN PLC	23,336
149	GrandVision N.V.(b)	4,051
88	Hella KGaA Hueck & Co.	3,639
2,858	Hennes & Mauritz AB, Class B	106,014
72	Hermes International	25,341
1,868	Howden Joinery Group PLC	14,622
193	HUGO BOSS AG	16,711
1,052	Husqvarna AB, Class B	6,858
1,267	Inchcape PLC	15,000
3,190	Industria de Diseno Textil S.A.	114,752
1,954	Informa PLC	18,339
712	InterContinental Hotels Group PLC	27,394
11,270	ITV PLC	45,974
208	JCDecaux S.A.	7,708
59	Kabel Deutschland Holding AG	7,216
224	Kering	38,692
7,021	Kingfisher PLC	37,350
322	Lagardere SCA	9,498
515	Luxottica Group SpA	34,430
754	LVMH Moet Hennessy Louis Vuitton SE	126,418
4,821	Marks & Spencer Group PLC	36,467
497	Mediaset Espana Comunicacion S.A.	5,706
2,115	Mediaset SpA	9,297
1,997	Merlin Entertainments PLC(b)	12,301
443	Next PLC	52,814
405	Nokian Renkaat OYJ	15,891
257	Numericable-SFR SAS*	11,000
345	Pandora A/S	40,881
24	Pearson PLC	298
921	Persimmon PLC*	26,549
1,169	Peugeot S.A.*	20,878
13	Porsche Automobil Holding SE (Preference)	682
624	ProSiebenSat.1 Media SE	32,754
555	Publicis Groupe S.A.	35,006
2,831	RELX N.V.	48,990
3,368	RELX PLC	60,737
518	Renault S.A.	52,252
276	Rightmove PLC	16,623
109	RTL Group S.A.	9,532
126	Salvatore Ferragamo SpA	2,997
244	Schibsted ASA, Class A	8,867
244	Schibsted ASA, Class B*	8,516
75	SEB S.A.	7,677
894	SES S.A. (FDR)	24,804
3,157	Sky PLC	52,560
299	Societe Television Francaise 1	3,644
268	Sodexo S.A.	26,482
704	Sports Direct International PLC*	7,747
226	Swatch Group AG (The)	40,933
9,467	Taylor Wimpey PLC	27,732
136	Telenet Group Holding N.V.*	7,425
1,380	TUI AG	22,892
234	Valeo S.A.	36,218
7	Volkswagen AG	1,045
13	Volkswagen AG (Preference)	1,806
549	Whitbread PLC	37,585
2,488	William Hill PLC	13,393
865	Wolters Kluwer N.V.	29,878
3,901	WPP PLC	90,138
299	Zalando SE(b)*	10,137
		2,669,419
	Consumer Staples — 14.6%

2,401	Anheuser-Busch InBev S.A./N.V.	309,243
231	Aryzta AG*	10,861
1,049	Associated British Foods PLC	55,993
6	Barry Callebaut AG*	6,245
292	Beiersdorf AG	27,182
5,611	British American Tobacco PLC	326,700
310	Carlsberg A/S, Class B	26,354
1,636	Carrefour S.A.	50,419
161	Casino Guichard Perrachon S.A.	9,203
3	Chocoladefabriken Lindt & Sprungli AG, Class PC*	18,109
594	Coca-Cola HBC AG*	14,405
181	Colruyt S.A.	8,966
1,711	Danone S.A.	119,863
796	Davide Campari-Milano SpA	6,990
300	Delhaize Group	30,046
7,582	Diageo PLC	217,992
1,817	Distribuidora Internacional de Alimentacion S.A.*	11,482
487	Glanbia PLC	8,934
287	Heineken Holding N.V.	22,570
659	Heineken N.V.	58,576
342	Henkel AG & Co. KGaA	32,815
522	Henkel AG & Co. KGaA (Preference)	59,266
2,900	Imperial Tobacco Group PLC	156,629
4,251	J Sainsbury PLC	16,241
696	Jeronimo Martins SGPS S.A.	9,655
427	Kerry Group PLC, Class A	34,450
197	Kesko OYJ, Class B	6,539
2,692	Koninklijke Ahold N.V.	58,541
715	L’Oreal S.A.	126,563
948	Marine Harvest ASA*	12,830
471	METRO AG	15,699
9,428	Nestle S.A.	700,256
2,350	Orkla ASA	19,110
871	Parmalat SpA	2,213
591	Pernod Ricard S.A.	67,225
1,914	Reckitt Benckiser Group PLC	179,495
67	Remy Cointreau S.A.	4,751
2,846	SABMiller PLC	172,713

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
223	Suedzucker AG	$4,213
1,747	Svenska Cellulosa AB SCA, Class B	50,400
577	Swedish Match AB	19,908
1,317	Tate & Lyle PLC	11,697
24,453	Tesco PLC*	61,545
4,685	Unilever N.V. (CVA)	205,468
3,632	Unilever PLC	154,942
6,101	Wm Morrison Supermarkets PLC	14,005
		3,537,302
	Energy — 6.5%

1,096	Amec Foster Wheeler PLC	7,183
10,245	BG Group PLC	159,076
54,900	BP PLC	318,374
7,415	Eni SpA	120,760
1,439	Galp Energia SGPS S.A.	15,304
1,027	John Wood Group PLC	8,634
188	Koninklijke Vopak N.V.	8,155
597	Lundin Petroleum AB*	9,549
371	Neste OYJ	10,689
400	OMV AG	11,413
723	Petrofac Ltd.	8,979
38	Repsol S.A.	496
11,726	Royal Dutch Shell PLC, Class A	290,008
7,308	Royal Dutch Shell PLC, Class B	181,732
698	Saipem SpA*	6,030
1,220	Seadrill Ltd.*	7,237
2,880	Statoil ASA	44,583
942	Subsea 7 S.A.*	7,503
334	Technip S.A.	17,500
1,422	Tenaris S.A.	18,668
6,195	TOTAL S.A.	307,514
992	Transocean Ltd.	14,331
2,544	Tullow Oil PLC*	7,521
		1,581,239
	Financials — 22.7%

2,901	3i Group PLC	21,944
2,817	Aberdeen Asset Management PLC	13,544
651	ABN AMRO Group N.V. (CVA)(b)*	13,669
597	Admiral Group PLC	14,567
11	Aegon N.V.	67
604	Ageas	26,413
1,371	Allianz SE	242,754
1,096	Ashmore Group PLC	4,166
3,795	Assicurazioni Generali SpA	72,146
12,178	Aviva PLC	93,766
5,799	AXA S.A.	156,851
141	Baloise Holding AG	17,146
6,821	Banca Monte dei Paschi di Siena SpA*	10,705
18,854	Banco Bilbao Vizcaya Argentaria S.A.	156,434
114,728	Banco Comercial Portugues S.A.*	6,131
13,523	Banco de Sabadell S.A.	24,951
1,020	Banco Popolare SC*	14,705
4,451	Banco Popular Espanol S.A.	15,678
42,921	Banco Santander S.A.	234,271
80,601	Bank of Ireland*	30,050
13,868	Bankia S.A.	17,371
1,941	Bankinter S.A.	14,044
8	Banque Cantonale Vaudoise*	4,845
50,414	Barclays PLC	169,382
2,940	BNP Paribas S.A.	174,226
3,083	British Land Co. PLC (The) (REIT)	38,705
7,365	CaixaBank S.A.	26,968
2,047	Capital & Counties Properties PLC	13,576
471	CNP Assurances	6,556
3,045	Commerzbank AG*	33,510
50	Corp Financiera Alba S.A.	2,230
3,012	Credit Agricole S.A.	36,328
5,670	Credit Suisse Group AG*	122,010
2,324	Danske Bank A/S	62,348
300	Derwent London PLC (REIT)	17,025
4,152	Deutsche Bank AG	106,581
554	Deutsche Boerse AG	47,505
986	Deutsche Wohnen AG	27,122
4,028	Direct Line Insurance Group PLC	24,969
17	DNB ASA	224
838	Erste Group Bank AG*	25,702
37	Euler Hermes Group	3,316
114	Eurazeo S.A.	7,661
274	EXOR SpA	12,276
100	Fonciere Des Regions (REIT)	8,866
449	GAM Holding AG*	7,797
113	Gecina S.A. (REIT)	13,641
512	Gjensidige Forsikring ASA	8,274
234	Groupe Bruxelles Lambert S.A.	19,220
2,361	Hammerson PLC (REIT)	21,697
182	Hannover Rueck SE	21,288
621	Hargreaves Lansdown PLC	13,984
17	Helvetia Holding AG	9,054
58,749	HSBC Holdings PLC	468,263
100	ICADE (REIT)	7,053
1,516	ICAP PLC	11,616
547	Industrivarden AB, Class A	10,525
471	Industrivarden AB, Class C	8,436
11,625	ING Groep N.V. (CVA)	159,549
38,844	Intesa Sanpaolo SpA	132,495
2,651	Intu Properties PLC (REIT)	12,909
1,441	Investec PLC	12,256
617	Investment AB Kinnevik, Class B	18,982
1,362	Investor AB, Class B	51,912
657	Julius Baer Group Ltd.*	31,471
199	Jyske Bank A/S*	9,046
828	KBC Groep N.V.	49,409
618	Klepierre (REIT)	28,040
2,368	Land Securities Group PLC (REIT)	43,880
17,875	Legal & General Group PLC	73,053
184,116	Lloyds Banking Group PLC	202,209
914	London Stock Exchange Group PLC	36,460
2,862	Mapfre S.A.	7,850
1,652	Mediobanca SpA	15,825
722	Mediolanum SpA	5,940
26	Melker Schorling AB	1,592
445	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	89,650
2,812	Natixis S.A.	17,047
801	NN Group N.V.	27,350
9,562	Nordea Bank AB	105,969
14,712	Old Mutual PLC	46,285
76	Pargesa Holding S.A.	4,780
54	Partners Group Holding AG	19,516
427	Provident Financial PLC	22,960
7,681	Prudential PLC	178,000
111	PSP Swiss Property AG*	9,216
325	Raiffeisen Bank International AG*	5,084
9,755	Royal Bank of Scotland Group PLC*	44,405
11	RSA Insurance Group PLC	73
1,416	Sampo OYJ, Class A	70,169
322	Schroders PLC	14,522
423	SCOR SE	16,583
2,090	Segro PLC (REIT)	13,880
4,377	Skandinaviska Enskilda Banken AB, Class A	46,550
2,206	Societe Generale S.A.	105,263

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
1,517	St James’s Place PLC	$23,201
8,080	Standard Chartered PLC	67,771
5,731	Standard Life PLC	35,931
4,336	Svenska Handelsbanken AB, Class A	58,370
99	Svenska Handelsbanken AB, Class B	1,419
3,143	Swedbank AB, Class A	69,627
97	Swiss Life Holding AG*	24,487
191	Swiss Prime Site AG*	14,298
1,030	Swiss Re AG	98,246
101	Talanx AG	3,131
322	Tryg A/S	6,268
10,574	UBS Group AG	203,158
296	Unibail-Rodamco SE (REIT)	75,998
14,730	UniCredit SpA	86,420
2,602	Unione di Banche Italiane SpA	17,698
2,896	UnipolSai SpA	7,469
101	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,827
1,403	Vonovia SE	43,468
85	Wendel S.A.	10,126
449	Zurich Insurance Group AG*	118,327
		5,492,572
	Health Care — 13.9%

296	Actelion Ltd.*	41,609
3,799	AstraZeneca PLC	257,482
2,489	Bayer AG	332,012
40	BioMerieux	4,588
302	Coloplast A/S, Class B	24,498
600	Essilor International S.A.	78,292
642	Fresenius Medical Care AG & Co. KGaA	53,023
1,180	Fresenius SE & Co. KGaA	86,602
15	Galenica AG	21,947
161	Genmab A/S*	20,742
521	Getinge AB, Class B	13,191
14,635	GlaxoSmithKline PLC	298,618
500	Grifols S.A.	23,721
365	Grifols S.A. (Preference), Class B	12,702
165	H Lundbeck A/S*	5,011
375	Hikma Pharmaceuticals PLC	12,221
99	Ipsen S.A.	6,354
156	Lonza Group AG*	24,676
771	Meda AB, Class A	9,283
389	Merck KGaA	39,827
6,411	Novartis AG	548,516
5,555	Novo Nordisk A/S, Class B	305,920
286	Orion OYJ, Class B	9,548
680	QIAGEN N.V.*	18,051
2,197	Roche Holding AG	588,477
3,400	Sanofi	303,001
1,770	Shire PLC	123,787
2,699	Smith & Nephew PLC	45,707
156	Sonova Holding AG	19,698
357	UCB S.A.	31,868
66	William Demant Holding A/S*	6,335
		3,367,307
	Industrials — 11.5%

6,677	ABB Ltd.*	126,726
1,239	Abertis Infraestructuras S.A.	19,177
528	ACS Actividades de Construccion y Servicios S.A.	17,215
477	Adecco S.A.*	32,668
194	Aena S.A.(b)*	21,995
81	Aeroports de Paris	9,171
672	Aggreko PLC	10,166
1,668	Airbus Group SE	120,568
941	Alfa Laval AB	17,404
649	Alstom S.A.*	20,162
200	ANDRITZ AG	10,491
14	AP Moeller - Maersk A/S, Class A	20,989
20	AP Moeller - Maersk A/S, Class B	30,523
1,515	Ashtead Group PLC	24,972
2,827	Assa Abloy AB, Class B	60,131
1,437	Atlantia SpA	37,942
1,864	Atlas Copco AB, Class A	49,971
1,175	Atlas Copco AB, Class B	29,075
704	Babcock International Group PLC	11,350
9,521	BAE Systems PLC	74,025
2,762	Bollore S.A.	12,710
223	Boskalis Westminster	9,920
550	Bouygues S.A.	20,697
275	bpost S.A.	6,680
452	Brenntag AG	24,685
999	Bunzl PLC	28,873
776	Bureau Veritas S.A.	15,978
1,992	Capita PLC	38,142
1,389	Cie de Saint-Gobain	61,364
37	CNH Industrial N.V.	272
3,209	Cobham PLC	14,656
266	DCC PLC	23,905
647	Deutsche Lufthansa AG*	9,269
2,862	Deutsche Post AG	83,623
75	DKSH Holding AG*	4,651
489	DSV A/S	19,010
620	easyJet PLC	15,427
571	Edenred	11,829
117	Eiffage S.A.	7,359
2,931	Experian PLC	54,312
1,181	Ferrovial S.A.	27,965
1,147	Finmeccanica SpA*	16,608
100	Fraport AG Frankfurt Airport Services Worldwide	6,114
4,378	G4S PLC	14,953
533	GEA Group AG	22,112
113	Geberit AG	37,826
1,385	Groupe Eurotunnel SE	17,692
74	HOCHTIEF AG	6,979
771	IMI PLC	11,072
2,981	International Consolidated Airlines Group S.A.*	25,443
484	Intertek Group PLC	20,597
517	ISS A/S	18,027
1,143	Kone OYJ, Class B	48,758
2,785	Koninklijke Philips N.V.	76,123
152	Kuehne + Nagel International AG	20,568
799	Legrand S.A.	46,986
100	MAN SE	9,920
2,221	Meggitt PLC	12,962
2,811	Melrose Industries PLC	12,280
374	Metso OYJ	9,283
153	MTU Aero Engines AG	15,188
225	OCI N.V.*	5,678
237	OSRAM Licht AG	10,002
574	Prysmian SpA	12,549
330	Randstad Holding N.V.	20,629
5,105	Rentokil Initial PLC	12,265
849	Rexel S.A.	11,625
5,535	Rolls-Royce Holdings PLC*	50,533
480,278	Rolls-Royce Holdings PLC, Class C*^	723
2,639	Royal Mail PLC	19,310
840	Safran S.A.	61,995
3,247	Sandvik AB	33,639

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
192	Schindler Holding AG	$31,587
1,664	Schneider Electric SE	105,446
870	Securitas AB, Class B	13,278
15	SGS S.A.	28,717
2,384	Siemens AG	247,103
1,084	Skanska AB, Class B	21,578
1,252	SKF AB, Class B	21,836
1,180	Smiths Group PLC	18,349
75	Societe BIC S.A.	12,333
65	Sulzer AG	6,791
302	Thales S.A.	22,477
1,317	TNT Express N.V.	10,724
743	Travis Perkins PLC	22,738
679	Trelleborg AB, Class B	13,298
325	Vallourec S.A.	3,341
669	Vestas Wind Systems A/S	43,633
1,403	Vinci S.A.	91,218
4,649	Volvo AB, Class B	48,083
469	Wartsila OYJ Abp	21,072
597	Weir Group PLC (The)	10,802
784	Wolseley PLC	45,483
510	Zardoya Otis S.A.	6,167
546	Zodiac Aerospace	14,780
		2,785,321
	Information Technology — 3.8%

8,111	Alcatel-Lucent*	31,936
1,254	Amadeus IT Holding S.A., Class A	50,281
4,249	ARM Holdings PLC	71,891
978	ASML Holding N.V.	90,349
264	Atos SE	21,606
1,984	Auto Trader Group PLC(b)*	12,134
479	Cap Gemini S.A.	44,175
367	Dassault Systemes	29,198
10	Gemalto N.V.	631
771	Hexagon AB, Class B	27,981
3,376	Infineon Technologies AG	50,025
164	Ingenico Group S.A.	20,638
11,274	Nokia OYJ	81,384
3,155	Sage Group PLC (The)	27,854
2,691	SAP SE	211,992
1,790	STMicroelectronics N.V.	13,003
8,972	Telefonaktiebolaget LM Ericsson, Class B	87,394
356	United Internet AG	18,969
346	Wirecard AG	16,943
		908,384
	Materials — 6.5%

375	Acerinox S.A.	4,032
1,031	Air Liquide S.A.	125,767
745	Akzo Nobel N.V.	52,969
3,934	Anglo American PLC	24,200
996	Antofagasta PLC	7,609
17	ArcelorMittal	83
197	Arkema S.A.	14,188
2,779	BASF SE	229,931
6,358	BHP Billiton PLC	76,269
771	Boliden AB	14,172
264	Chr Hansen Holding A/S	16,561
769	Clariant AG*	14,191
2,453	CRH PLC	72,188
406	Croda International PLC	17,528
2,828	DS Smith PLC	17,666
21	EMS-Chemie Holding AG	8,570
393	Evonik Industries AG	13,423
474	Fresnillo PLC	5,102
99	Fuchs Petrolub SE	4,019
199	Fuchs Petrolub SE (Preference)	9,421
28	Givaudan S.A.*	50,582
51	Glencore PLC*	74
412	HeidelbergCement AG	32,792
99	Imerys S.A.	6,707
600	Johnson Matthey PLC	25,560
16	K+S AG	455
526	Koninklijke DSM N.V.	26,752
1,220	LafargeHolcim Ltd.*	65,276
259	LANXESS AG	13,185
557	Linde AG	97,213
1,106	Mondi PLC	25,705
4,029	Norsk Hydro ASA	15,593
665	Novozymes A/S, Class B	31,962
717	Polymetal International PLC	5,796
279	Randgold Resources Ltd.	16,976
2,108	Rexam PLC	18,389
3,700	Rio Tinto PLC	123,005
6	Sika AG	20,341
670	Smurfit Kappa Group PLC	18,299
170	Solvay S.A.	19,579
1,730	Stora Enso OYJ, Class R	17,084
366	Symrise AG	24,762
276	Syngenta AG	101,840
35	ThyssenKrupp AG	745
325	Umicore S.A.	13,436
1,558	UPM-Kymmene OYJ	29,734
323	voestalpine AG	10,507
42	Wacker Chemie AG	3,774
530	Yara International ASA	24,559
		1,568,571
	Telecommunication Services — 5.3%

25,194	BT Group PLC	188,276
9,530	Deutsche Telekom AG	175,686
480	Elisa OYJ	17,875
70	Iliad S.A.	15,607
1,348	Inmarsat PLC	22,625
9,099	Koninklijke KPN N.V.	34,605
5,741	Orange S.A.	99,196
397	Proximus SADP	13,109
69	Swisscom AG	34,032
1,491	TalkTalk Telecom Group PLC	5,387
12	TDC A/S	63
871	Tele2 AB, Class B	8,869
51,474	Telecom Italia SpA*	64,045
2,060	Telefonica Deutschland Holding AG	11,577
12,748	Telefonica S.A.	157,190
224	Telekom Austria AG	1,219
2,090	Telenor ASA	36,470
7,821	TeliaSonera AB	38,392
3,541	Vivendi S.A.	74,535
79,973	Vodafone Group PLC	269,960
		1,268,718
	Utilities — 3.9%

74	Acciona S.A.	6,158
15,208	Centrica PLC	49,929
5,642	E.ON SE	53,605
5,794	EDP - Energias de Portugal S.A.	19,306
571	EDP Renovaveis S.A.	3,951
744	Electricite de France S.A.	11,083
683	Enagas S.A.	20,349
956	Endesa S.A.	19,769
4,377	Enel Green Power SpA	9,241
20,664	Enel SpA	91,095

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
4,282	Engie S.A.	$74,575
1,341	Fortum OYJ	19,573
925	Gas Natural SDG S.A.	20,003
16,978	Iberdrola S.A.	118,903
11,355	National Grid PLC	158,244
1,167	Pennon Group PLC	15,336
317	Red Electrica Corp. S.A.	27,186
17	RWE AG	195
92	RWE AG (Preference)	837
697	Severn Trent PLC	23,628
6,353	Snam SpA	32,274
2,972	SSE PLC	64,154
973	Suez Environnement Co.	18,441
4,177	Terna Rete Elettrica Nazionale SpA	20,558
1,997	United Utilities Group PLC	29,054
1,364	Veolia Environnement S.A.	32,687
		940,134
	Total Common Stocks (Cost $25,689,199)	24,118,967

No. of Rights
	Rights — 0.0%‡
4,710	Credit Suisse Group AG, expiring 12/03/15 at CHF 18.00*	2,886
1,681	Standard Chartered PLC, expiring 12/10/15 at GBP 465.00*	2,303
2,438	Unione di Banche Italiane SpA, expiring 01/12/16 at EUR 7.29*^	—
	Total Rights (Cost $—)	5,189

Principal Amount
	Repurchase Agreements (a) — 0.1%
$31,840	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $31,840	31,840
	Total Repurchase Agreements (Cost $31,840)	31,840

	Total Investment Securities (Cost $25,721,039) — 99.8%	24,155,996
	Other assets less liabilities — 0.2%	45,666
	Net Assets — 100.0%	$24,201,662

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $723 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)

Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

CHF	Swiss Franc
CVA	Dutch Certificate
EUR	Euro
FDR	Finnish Depositary Receipt
GBP	British Pound
REIT	Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$323,281
Aggregate gross unrealized depreciation	(1,911,767)
Net unrealized depreciation	$(1,588,486)
Federal income tax cost of investments	$25,744,482

See accompanying notes to the financial statements.

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of November 30, 2015:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/02/15	3,502,899	$(3,408,925)	$3,407,758	$(1,167)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/02/15	4,467,899	(632,445)	632,540	95
U.S. Dollar vs. Euro	Goldman Sachs International	12/02/15	10,175,011	(10,748,012)	10,746,479	(1,533)
U.S. Dollar vs. British Pound	Goldman Sachs International	12/02/15	5,053,999	(7,606,745)	7,607,740	995
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/03/15	1,870,000	(215,308)	215,383	75
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/02/15	9,319,011	(1,068,248)	1,068,574	326
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	12/03/15	(6,775,000)	6,740,109	6,600,753	139,356
U.S. Dollar vs. Danish Krone	Goldman Sachs International	01/05/16	(4,825,000)	683,950	684,213	(263)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	12/03/15	(4,324,000)	640,780	612,168	28,612
U.S. Dollar vs. Euro	Goldman Sachs International	12/03/15	(20,468,000)	22,113,130	21,631,105	482,025
U.S. Dollar vs. British Pound	Goldman Sachs International	12/03/15	(4,846,000)	7,481,817	7,294,639	187,178
U.S. Dollar vs. British Pound	Goldman Sachs International	01/05/16	(5,042,000)	7,589,824	7,591,027	(1,203)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/02/15	(2,214,899)	254,917	255,006	(89)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	12/03/15	(1,870,000)	220,800	215,383	5,417
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	01/05/16	(9,323,000)	1,070,120	1,070,590	(470)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	12/03/15	(8,789,000)	1,035,453	1,007,801	27,652
						$867,006 (2)

(1)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(2)

The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $867,006. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Hedged FTSE Japan ETF

Shares		Value
	Common Stocks — 98.8%
	Consumer Discretionary — 21.5%

205	ABC-Mart, Inc.	$11,141
1,676	Aisin Seiki Co. Ltd.	67,024
431	Aoyama Trading Co. Ltd.	15,977
1,561	Asics Corp.	35,606
639	Autobacs Seven Co. Ltd.	11,559
1,714	Bandai Namco Holdings, Inc.	38,109
614	Benesse Holdings, Inc.	15,539
1,305	Bic Camera, Inc.	11,983
5,679	Bridgestone Corp.	201,769
1,335	Calsonic Kansei Corp.	11,598
472	Canon Marketing Japan, Inc.	7,454
2,034	Casio Computer Co. Ltd.	44,795
421	CyberAgent, Inc.	17,724
1,812	Daihatsu Motor Co. Ltd.	23,488
4,444	Denso Corp.	211,710
1,967	Dentsu, Inc.	110,253
1,033	Don Quijote Holdings Co. Ltd.	40,849
256	Exedy Corp.	6,151
451	Fast Retailing Co. Ltd.	182,112
5,538	Fuji Heavy Industries Ltd.	228,564
265	Fuji Media Holdings, Inc.	3,153
751	H2O Retailing Corp.	15,668
2,085	Hakuhodo DY Holdings, Inc.	22,359
2,503	Haseko Corp.	27,937
453	Heiwa Corp.	8,481
198	Hikari Tsushin, Inc.	14,230
312	HIS Co. Ltd.	10,111
15,857	Honda Motor Co. Ltd.	514,761
1,387	Iida Group Holdings Co. Ltd.	26,934
3,182	Isetan Mitsukoshi Holdings Ltd.	48,448
5,085	Isuzu Motors Ltd.	57,128
344	Izumi Co. Ltd.	13,422
2,196	J Front Retailing Co. Ltd.	36,178
1,099	Koito Manufacturing Co. Ltd.	44,573
244	Komeri Co. Ltd.	5,413
348	K’s Holdings Corp.	12,660
2,250	Laox Co. Ltd.*	5,548
2,056	Marui Group Co. Ltd.	30,453
5,022	Mazda Motor Corp.	104,184
5,431	Mitsubishi Motors Corp.	48,283
1,717	NGK Spark Plug Co. Ltd.	46,727
1,638	NHK Spring Co. Ltd.	16,808
366	Nifco, Inc.	15,557
3,113	Nikon Corp.	41,715
291	Nippon Television Holdings, Inc.	5,356
20,759	Nissan Motor Co. Ltd.	221,347
634	Nissan Shatai Co. Ltd.	7,226
649	Nitori Holdings Co. Ltd.	53,381
1,007	NOK Corp.	27,119
1,085	Onward Holdings Co. Ltd.	6,733
1,719	Oriental Land Co. Ltd.	97,565
656	PanaHome Corp.	4,901
18,810	Panasonic Corp.	213,230
7,429	Rakuten, Inc.	93,525
565	Resorttrust, Inc.	15,055
327	Rinnai Corp.	29,231
199	Ryohin Keikaku Co. Ltd.	42,873
462	Sankyo Co. Ltd.	18,251
519	Sanrio Co. Ltd.	12,377
1,613	Sega Sammy Holdings, Inc.	17,402
3,278	Sekisui Chemical Co. Ltd.	39,007
5,226	Sekisui House Ltd.	88,238
13,978	Sharp Corp.*	14,286
424	Shimachu Co. Ltd.	9,861
239	Shimamura Co. Ltd.	29,100
697	Shimano, Inc.	103,295
985	Shochiku Co. Ltd.	9,324
1,248	SKY Perfect JSAT Holdings, Inc.	6,307
832	Skylark Co. Ltd.	11,338
11,108	Sony Corp.	286,260
1,314	Stanley Electric Co. Ltd.	29,045
423	Start Today Co. Ltd.	14,668
6,772	Sumitomo Electric Industries Ltd.	96,241
1,166	Sumitomo Forestry Co. Ltd.	15,682
1,564	Sumitomo Rubber Industries Ltd.	21,085
3,628	Suzuki Motor Corp.	111,389
2,621	Takashimaya Co. Ltd.	23,854
1,017	Toho Co. Ltd.	27,017
430	Tokai Rika Co. Ltd.	9,916
305	Tokyo Broadcasting System Holdings, Inc.	4,589
878	Toyo Tire & Rubber Co. Ltd.	18,959
655	Toyoda Gosei Co. Ltd.	15,551
541	Toyota Boshoku Corp.	11,625
1,457	Toyota Industries Corp.	77,176
23,423	Toyota Motor Corp.	1,454,818
447	TS Tech Co. Ltd.	12,527
182	TV Asahi Holdings Corp.	3,143
1,926	USS Co. Ltd.	30,574
1,084	Wacoal Holdings Corp.	13,216
6,068	Yamada Denki Co. Ltd.	27,269
1,524	Yamaha Corp.	38,323
2,474	Yamaha Motor Co. Ltd.	60,305
911	Yokohama Rubber Co. Ltd. (The)	15,644
		6,059,340
	Consumer Staples — 8.1%

6,134	Aeon Co. Ltd.	95,035
4,658	Ajinomoto Co., Inc.	106,645
3,361	Asahi Group Holdings Ltd.	105,236
655	Calbee, Inc.	27,044
653	Coca-Cola East Japan Co. Ltd.	9,609
553	Coca-Cola West Co. Ltd.	11,174
77	Cosmos Pharmaceutical Corp.	10,531
451	Ezaki Glico Co. Ltd.	22,645
531	FamilyMart Co. Ltd.	23,647
655	House Foods Group, Inc.	11,524
496	Ito En Ltd.	11,322
9,184	Japan Tobacco, Inc.	328,532
661	Kagome Co. Ltd.	11,153
4,433	Kao Corp.	226,936
996	Kewpie Corp.	23,858
1,558	Kikkoman Corp.	51,247
7,424	Kirin Holdings Co. Ltd.	104,272
278	Kobayashi Pharmaceutical Co. Ltd.	22,618
254	Kose Corp.	26,537
581	Lawson, Inc.	44,065
2,320	Lion Corp.	24,201
347	Matsumotokiyoshi Holdings Co. Ltd.	17,789
1,220	MEIJI Holdings Co. Ltd.	97,477
121	Mitsubishi Shokuhin Co. Ltd.	2,994
1,714	NH Foods Ltd.	33,076
1,999	Nichirei Corp.	13,069
2,341	Nisshin Seifun Group, Inc.	36,725
653	Nissin Foods Holdings Co. Ltd.	33,106
942	Pigeon Corp.	26,973
164	Pola Orbis Holdings, Inc.	11,494
3,012	Sapporo Holdings Ltd.	13,242
6,898	Seven & i Holdings Co. Ltd.	308,866
3,466	Shiseido Co. Ltd.	82,812
316	Sugi Holdings Co. Ltd.	16,661
301	Sundrug Co. Ltd.	19,362

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
1,111	Suntory Beverage & Food Ltd.	$43,303
1,548	Takara Holdings, Inc.	11,828
795	Toyo Suisan Kaisha Ltd.	28,374
311	Tsuruha Holdings, Inc.	27,750
3,030	Unicharm Corp.	63,805
1,871	UNY Group Holdings Co. Ltd.	11,367
220	Welcia Holdings Co. Ltd.	12,117
906	Yakult Honsha Co. Ltd.	44,683
1,300	Yamazaki Baking Co. Ltd.	24,412
		2,279,116
	Energy — 0.8%

572	Cosmo Energy Holdings Co. Ltd.*	7,507
893	Idemitsu Kosan Co. Ltd.	14,763
8,175	Inpex Corp.	81,067
270	Japan Petroleum Exploration Co. Ltd.	7,479
21,418	JX Holdings, Inc.	86,746
1,698	Showa Shell Sekiyu KK	14,944
2,612	TonenGeneral Sekiyu KK	25,171
		237,677
	Financials — 18.1%

3,141	77 Bank Ltd. (The)	16,026
3,424	Acom Co. Ltd.*	16,970
938	AEON Financial Service Co. Ltd.	21,578
1,034	Aeon Mall Co. Ltd.	17,739
2,508	Aiful Corp.*	8,382
10,314	Aozora Bank Ltd.	36,310
806	Aplus Financial Co. Ltd.*	752
1,974	Awa Bank Ltd. (The)	11,593
3,219	Bank of Kyoto Ltd. (The)	29,950
10,157	Bank of Yokohama Ltd. (The)	59,691
406	Century Tokyo Leasing Corp.	13,964
5,986	Chiba Bank Ltd. (The)	41,224
1,550	Chugoku Bank Ltd. (The)	21,462
1,410	Credit Saison Co. Ltd.	26,580
9,994	Dai-ichi Life Insurance Co. Ltd. (The)	172,674
2,594	Daikyo, Inc.	4,250
2,805	Daishi Bank Ltd. (The)	12,446
655	Daito Trust Construction Co. Ltd.	67,955
5,712	Daiwa House Industry Co. Ltd.	158,878
15,115	Daiwa Securities Group, Inc.	97,632
7,536	Fukuoka Financial Group, Inc.	36,494
3,848	Gunma Bank Ltd. (The)	23,067
3,517	Hachijuni Bank Ltd. (The)	21,254
5,173	Hiroshima Bank Ltd. (The)	29,373
378	Hitachi Capital Corp.	10,563
2,474	Hokkoku Bank Ltd. (The)	8,188
11,364	Hokuhoku Financial Group, Inc.	24,059
3,102	Hulic Co. Ltd.	28,433
2,176	Hyakugo Bank Ltd. (The)	10,643
2,293	Hyakujushi Bank Ltd. (The)	8,370
2,377	Iyo Bank Ltd. (The)	23,658
268	Jafco Co. Ltd.	10,630
4,855	Japan Exchange Group, Inc.	76,007
3,647	Japan Post Bank Co. Ltd.*	51,474
4,377	Japan Post Holdings Co. Ltd.*	67,707
584	Japan Post Insurance Co. Ltd.*	15,917
5,980	Joyo Bank Ltd. (The)	27,698
3,071	Juroku Bank Ltd. (The)	12,281
2,073	Keiyo Bank Ltd. (The)	9,904
3,496	Kyushu Financial Group, Inc.*	26,543
898	Matsui Securities Co. Ltd.	8,268
11,188	Mitsubishi Estate Co. Ltd.	235,004
122,977	Mitsubishi UFJ Financial Group, Inc.	788,058
4,436	Mitsubishi UFJ Lease & Finance Co. Ltd.	23,281
8,388	Mitsui Fudosan Co. Ltd.	211,197
218,922	Mizuho Financial Group, Inc.	441,289
4,562	MS&AD Insurance Group Holdings, Inc.	128,482
281	Musashino Bank Ltd. (The)	10,462
6,270	Nishi-Nippon City Bank Ltd. (The)	16,580
30,192	Nomura Holdings, Inc.	178,830
1,047	Nomura Real Estate Holdings, Inc.	20,476
2,448	North Pacific Bank Ltd.	9,095
956	NTT Urban Development Corp.	9,306
1,610	Okasan Securities Group, Inc.	9,743
3,259	Orient Corp.*	6,292
11,594	ORIX Corp.	167,073
20,543	Resona Holdings, Inc.	100,115
1,349	San-In Godo Bank Ltd. (The)	10,888
1,751	SBI Holdings, Inc.	19,814
2,326	Senshu Ikeda Holdings, Inc.	9,566
5,792	Seven Bank Ltd.	25,324
2,208	Shiga Bank Ltd. (The)	11,087
13,457	Shinsei Bank Ltd.	25,543
4,718	Shizuoka Bank Ltd. (The)	46,040
3,323	Sompo Japan Nipponkoa Holdings, Inc.	102,294
1,524	Sony Financial Holdings, Inc.	28,037
11,485	Sumitomo Mitsui Financial Group, Inc.	437,581
33,455	Sumitomo Mitsui Trust Holdings, Inc.	127,546
122	Sumitomo Real Estate Sales Co. Ltd.	2,883
3,831	Sumitomo Realty & Development Co. Ltd.	116,285
1,556	Suruga Bank Ltd.	31,453
5,564	T&D Holdings, Inc.	77,854
2,008	Tokai Tokyo Financial Holdings, Inc.	12,102
6,206	Tokio Marine Holdings, Inc.	228,547
1,781	Tokyo Tatemono Co. Ltd.	21,367
4,205	Tokyu Fudosan Holdings Corp.	28,277
1,980	Yamaguchi Financial Group, Inc.	22,935
584	Zenkoku Hosho Co. Ltd.	19,115
		5,126,408
	Health Care — 7.9%

1,642	Alfresa Holdings Corp.	32,499
427	Asahi Intecc Co. Ltd.	18,531
19,216	Astellas Pharma, Inc.	270,205
1,944	Chugai Pharmaceutical Co. Ltd.	67,807
5,974	Daiichi Sankyo Co. Ltd.	122,940
2,350	Eisai Co. Ltd.	152,441
644	Hisamitsu Pharmaceutical Co., Inc.	27,425
3,666	Hoya Corp.	148,388
311	Kaken Pharmaceutical Co. Ltd.	21,897
282	Kissei Pharmaceutical Co. Ltd.	7,103
412	KYORIN Holdings, Inc.	7,767
2,275	Kyowa Hakko Kirin Co. Ltd.	40,027
1,588	M3, Inc.	34,882
1,386	Medipal Holdings Corp.	24,250
498	Miraca Holdings, Inc.	22,096
1,995	Mitsubishi Tanabe Pharma Corp.	34,809
116	Mochida Pharmaceutical Co. Ltd.	7,245
667	Nihon Kohden Corp.	13,867
448	Nippon Shinyaku Co. Ltd.	18,461
1,053	Nipro Corp.	11,540
2,845	Olympus Corp.	113,311
806	Ono Pharmaceutical Co. Ltd.	128,863
3,306	Otsuka Holdings Co. Ltd.	109,360
845	Rohto Pharmaceutical Co. Ltd.	16,265
3,500	Santen Pharmaceutical Co. Ltd.	55,418
283	Sawai Pharmaceutical Co. Ltd.	16,207
2,620	Shionogi & Co. Ltd.	115,316
1,400	Sumitomo Dainippon Pharma Co. Ltd.	16,819
737	Suzuken Co. Ltd.	28,725

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
1,276	Sysmex Corp.	$79,595
410	Taisho Pharmaceutical Holdings Co. Ltd.	27,737
6,843	Takeda Pharmaceutical Co. Ltd.	332,103
2,895	Terumo Corp.	92,289
596	Tsumura & Co.	16,365
		2,232,553
	Industrials — 19.7%

3,193	Amada Holdings Co. Ltd.	31,391
10,348	ANA Holdings, Inc.	29,085
8,410	Asahi Glass Co. Ltd.	49,390
1,601	Central Japan Railway Co.	285,513
1,527	Chiyoda Corp.	12,944
983	COMSYS Holdings Corp.	13,197
5,409	Dai Nippon Printing Co. Ltd.	52,782
2,359	Daikin Industries Ltd.	165,520
916	DMG Mori Co. Ltd.	12,446
3,356	East Japan Railway Co.	316,326
3,965	Ebara Corp.	19,523
1,730	FANUC Corp.	307,605
4,997	Fuji Electric Co. Ltd.	22,983
2,861	Fujikura Ltd.	16,176
1,226	Fukuyama Transporting Co. Ltd.	5,877
6,027	Furukawa Electric Co. Ltd.	13,053
494	Glory Ltd.	13,905
3,425	GS Yuasa Corp.	12,947
11,175	Hankyu Hanshin Holdings, Inc.	71,430
2,439	Hino Motors Ltd.	29,577
911	Hitachi Construction Machinery Co. Ltd.	14,277
385	Hitachi Transport System Ltd.	6,361
347	Hoshizaki Electric Co. Ltd.	24,347
13,323	IHI Corp.	34,799
12,717	ITOCHU Corp.	154,939
770	Japan Airlines Co. Ltd.	26,295
490	Japan Airport Terminal Co. Ltd.	24,683
3,096	Japan Steel Works Ltd. (The)	11,854
1,897	JGC Corp.	32,191
1,999	JTEKT Corp.	36,906
7,437	Kajima Corp.	40,780
1,898	Kamigumi Co. Ltd.	16,704
925	Kandenko Co. Ltd.	6,333
12,656	Kawasaki Heavy Industries Ltd.	50,201
8,017	Kawasaki Kisen Kaisha Ltd.	16,453
4,554	Keihan Electric Railway Co. Ltd.	30,328
4,389	Keikyu Corp.	35,495
5,075	Keio Corp.	41,619
2,457	Keisei Electric Railway Co. Ltd.	29,457
1,139	Kinden Corp.	15,466
15,972	Kintetsu Group Holdings Co. Ltd.	61,152
8,333	Komatsu Ltd.	137,622
9,946	Kubota Corp.	165,673
996	Kurita Water Industries Ltd.	21,466
2,284	LIXIL Group Corp.	53,321
468	Mabuchi Motor Co. Ltd.	26,915
505	Maeda Road Construction Co. Ltd.	8,381
1,091	Makita Corp.	61,860
14,727	Marubeni Corp.	81,472
2,937	Minebea Co. Ltd.	32,186
2,349	MISUMI Group, Inc.	31,840
12,181	Mitsubishi Corp.	204,729
17,467	Mitsubishi Electric Corp.	193,117
28,334	Mitsubishi Heavy Industries Ltd.	144,819
1,275	Mitsubishi Logistics Corp.	17,799
15,058	Mitsui & Co. Ltd.	184,439
6,431	Mitsui Engineering & Shipbuilding Co. Ltd.	10,537
9,801	Mitsui OSK Lines Ltd.	25,520
506	MonotaRO Co. Ltd.	14,489
1,020	Nabtesco Corp.	21,322
986	Nagase & Co. Ltd.	12,517
8,050	Nagoya Railroad Co. Ltd.	32,388
4,813	Nankai Electric Railway Co. Ltd.	24,947
2,376	NGK Insulators Ltd.	55,025
2,143	Nidec Corp.	165,453
450	Nippo Corp.	7,622
6,731	Nippon Express Co. Ltd.	30,357
14,285	Nippon Yusen KK	37,080
3,343	Nishi-Nippon Railroad Co. Ltd.	18,168
1,340	Nisshinbo Holdings, Inc.	15,826
4,117	NSK Ltd.	51,730
4,702	NTN Corp.	22,084
5,945	Obayashi Corp.	54,830
5,373	Odakyu Electric Railway Co. Ltd.	54,567
1,317	OKUMA Corp.	11,954
656	OSG Corp.	12,941
898	Park24 Co. Ltd.	18,211
2,992	Recruit Holdings Co. Ltd.	93,318
1,798	Sanwa Holdings Corp.	15,051
1,718	Secom Co. Ltd.	117,576
1,875	Seibu Holdings, Inc.	39,514
1,303	Seino Holdings Co. Ltd.	13,191
4,976	Shimizu Corp.	41,695
517	SMC Corp.	136,799
608	Sohgo Security Services Co. Ltd.	29,197
11,066	Sojitz Corp.	24,236
3,905	Sotetsu Holdings, Inc.	21,793
9,953	Sumitomo Corp.	105,561
5,080	Sumitomo Heavy Industries Ltd.	24,065
997	Tadano Ltd.	12,867
9,637	Taisei Corp.	59,332
1,229	Temp Holdings Co. Ltd.	19,819
996	THK Co. Ltd.	19,826
8,862	Tobu Railway Co. Ltd.	43,131
2,014	Toda Corp.	11,403
10,058	Tokyu Corp.	78,078
361	Toppan Forms Co. Ltd.	4,671
4,586	Toppan Printing Co. Ltd.	40,176
33,731	Toshiba Corp.*	82,330
1,254	TOTO Ltd.	43,231
1,977	Toyota Tsusho Corp.	46,314
1,041	Ushio, Inc.	15,267
1,626	West Japan Railway Co.	102,548
3,246	Yamato Holdings Co. Ltd.	61,982
		5,558,488
	Information Technology — 9.7%

1,491	Advantest Corp.	13,522
1,568	Alps Electric Co. Ltd.	49,223
621	Azbil Corp.	15,641
2,066	Brother Industries Ltd.	24,685
9,269	Canon, Inc.	279,393
447	Capcom Co. Ltd.	9,830
2,588	Citizen Holdings Co. Ltd.	19,103
412	COLOPL, Inc.	8,318
926	DeNA Co. Ltd.	14,557
222	Disco Corp.	21,357
3,710	FUJIFILM Holdings Corp.	150,049
15,755	Fujitsu Ltd.	79,440
808	Gree, Inc.	3,932
1,167	Hamamatsu Photonics KK	29,203
287	Hirose Electric Co. Ltd.	34,874
567	Hitachi High-Technologies Corp.	15,615
41,006	Hitachi Ltd.	241,685
930	Ibiden Co. Ltd.	14,560

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
404	Itochu Techno-Solutions Corp.	$8,334
597	Japan Aviation Electronics Industry Ltd.	10,416
3,129	Japan Display, Inc.*	9,518
1,227	Kakaku.com, Inc.	23,370
403	Keyence Corp.	218,106
840	Konami Holdings Corp.	19,630
3,844	Konica Minolta, Inc.	40,348
2,757	Kyocera Corp.	127,630
1,666	Murata Manufacturing Co. Ltd.	258,116
1,167	Nexon Co. Ltd.	18,488
956	Nintendo Co. Ltd.	146,603
3,635	Nippon Electric Glass Co. Ltd.	20,139
891	Nomura Research Institute Ltd.	33,644
139	NS Solutions Corp.	6,427
1,106	NTT Data Corp.	53,829
599	Obic Co. Ltd.	31,826
1,782	Omron Corp.	65,408
296	Oracle Corp.	14,406
450	Otsuka Corp.	22,522
6,025	Ricoh Co. Ltd.	61,677
786	Rohm Co. Ltd.	42,207
1,743	SCREEN Holdings Co. Ltd.	13,064
372	SCSK Corp.	14,424
2,452	Seiko Epson Corp.	38,566
2,382	Shimadzu Corp.	38,489
691	Square Enix Holdings Co. Ltd.	15,689
1,613	Sumco Corp.	17,088
968	Taiyo Yuden Co. Ltd.	15,775
1,070	TDK Corp.	76,813
1,448	Tokyo Electron Ltd.	96,291
928	Topcon Corp.	16,297
1,107	Toshiba TEC Corp.	3,313
904	Trend Micro, Inc./Japan	36,811
11,476	Yahoo Japan Corp.	47,196
2,296	Yaskawa Electric Corp.	30,264
2,137	Yokogawa Electric Corp.	25,482
		2,743,193
	Materials — 6.2%

1,338	Air Water, Inc.	21,685
11,800	Asahi Kasei Corp.	80,603
2,681	Daicel Corp.	39,188
3,129	Daido Steel Co. Ltd.	13,198
4,026	Denka Co. Ltd.	17,766
7,252	DIC Corp.	20,883
1,992	Dowa Holdings Co. Ltd.	15,302
203	FP Corp.	7,698
894	Hitachi Chemical Co. Ltd.	14,866
1,724	Hitachi Metals Ltd.	22,319
4,566	JFE Holdings, Inc.	71,927
1,687	JSR Corp.	26,520
2,827	Kaneka Corp.	27,839
1,747	Kansai Paint Co. Ltd.	27,520
26,334	Kobe Steel Ltd.	30,760
2,823	Kuraray Co. Ltd.	35,883
435	Lintec Corp.	9,389
583	Maruichi Steel Tube Ltd.	16,126
11,676	Mitsubishi Chemical Holdings Corp.	76,404
3,359	Mitsubishi Gas Chemical Co., Inc.	18,174
11,046	Mitsubishi Materials Corp.	38,976
7,961	Mitsui Chemicals, Inc.	33,128
4,833	Mitsui Mining & Smelting Co. Ltd.	9,291
1,553	Nippon Kayaku Co. Ltd.	16,742
1,588	Nippon Paint Holdings Co. Ltd.	39,739
823	Nippon Paper Industries Co. Ltd.	13,232
287	Nippon Shokubai Co. Ltd.	21,464
7,181	Nippon Steel & Sumitomo Metal Corp.	144,022
1,265	Nissan Chemical Industries Ltd.	30,312
807	Nisshin Steel Co. Ltd.	8,818
1,396	Nitto Denko Corp.	93,942
7,789	Oji Holdings Corp.	33,739
1,819	Rengo Co. Ltd.	8,056
3,644	Shin-Etsu Chemical Co. Ltd.	205,817
12,487	Showa Denko KK	16,409
13,453	Sumitomo Chemical Co. Ltd.	77,043
4,159	Sumitomo Metal Mining Co. Ltd.	46,826
3,274	Sumitomo Osaka Cement Co. Ltd.	12,588
10,674	Taiheiyo Cement Corp.	32,902
1,249	Taiyo Nippon Sanso Corp.	11,925
8,461	Teijin Ltd.	30,061
13,429	Toray Industries, Inc.	121,894
5,671	Tosoh Corp.	31,741
1,401	Toyo Seikan Group Holdings Ltd.	27,536
7,832	Toyobo Co. Ltd.	11,435
9,308	Ube Industries Ltd.	19,782
369	Yamato Kogyo Co. Ltd.	9,488
1,309	Zeon Corp.	10,480
		1,751,438
	Telecommunication Services — 4.4%

16,612	KDDI Corp.	412,066
4,549	Nippon Telegraph & Telephone Corp.	168,447
12,013	NTT DOCOMO, Inc.	226,852
8,199	SoftBank Group Corp.	434,757
		1,242,122
	Utilities — 2.4%

6,275	Chubu Electric Power Co., Inc.	86,454
2,668	Chugoku Electric Power Co., Inc. (The)	34,129
1,572	Electric Power Development Co. Ltd.	50,177
1,545	Hokkaido Electric Power Co., Inc.*	13,898
1,655	Hokuriku Electric Power Co.	22,594
6,479	Kansai Electric Power Co., Inc. (The)*	72,526
4,073	Kyushu Electric Power Co., Inc.*	42,653
17,501	Osaka Gas Co. Ltd.	64,891
1,338	Shikoku Electric Power Co., Inc.	19,134
4,538	Toho Gas Co. Ltd.	28,160
4,188	Tohoku Electric Power Co., Inc.	49,123
13,784	Tokyo Electric Power Co., Inc.*	84,305
20,501	Tokyo Gas Co. Ltd.	97,799
		665,843
	Total Common Stocks (Cost $29,010,628)	27,896,178

Principal Amount
	Repurchase Agreements (a) — 0.0%‡
$8,479	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $8,479	8,479
	Total Repurchase Agreements (Cost $8,479)	8,479

	Total Investment Securities (Cost $29,019,107) — 98.8%	27,904,657
	Other assets less liabilities — 1.2%	347,967
	Net Assets — 100.0%	$28,252,624

See accompanying notes to the financial statements.

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$549,802
Aggregate gross unrealized depreciation	(1,737,125)
Net unrealized depreciation	$(1,187,323)
Federal income tax cost of investments	$29,091,980

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of November 30, 2015:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/03/15	9,845,000	$(81,621)	$79,860	$(1,762)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/03/15	3,393,563,000	(27,523,105)	27,527,467	4,362
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	01/06/16	(3,439,041,000)	27,927,623	27,934,965	(7,342)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	12/03/15	(3,353,163,000)	27,789,856	27,199,758	590,098
						$585,356	(2)

(1)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(2)

The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $585,356. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Hedge Replication ETF

Shares		Value
	Common Stocks — 11.9%
	Consumer Discretionary — 1.6%

36	1-800-Flowers.com, Inc., Class A*	$278
38	2U, Inc.*	917
100	Abercrombie & Fitch Co., Class A	2,557
9	Advance Auto Parts, Inc.	1,465
46	Amazon.com, Inc.*	30,581
31	AMC Entertainment Holdings, Inc., Class A	788
110	American Axle & Manufacturing Holdings, Inc.*	2,504
282	American Eagle Outfitters, Inc.	4,391
25	American Public Education, Inc.*	582
12	America’s Car-Mart, Inc.*	318
136	Apollo Education Group, Inc.*	960
19	Arctic Cat, Inc.	423
39	Asbury Automotive Group, Inc.*	2,929
248	Ascena Retail Group, Inc.*	2,810
19	Ascent Capital Group, Inc., Class A*	380
9	AutoNation, Inc.*	575
4	AutoZone, Inc.*	3,135
46	Barnes & Noble Education, Inc.*	665
73	Barnes & Noble, Inc.	934
16	Bassett Furniture Industries, Inc.	502
47	Beazer Homes USA, Inc.*	674
41	bebe stores, inc.	19
20	Bed Bath & Beyond, Inc.*	1,090
140	Belmond Ltd., Class A*	1,414
37	Best Buy Co., Inc.	1,176
26	Big 5 Sporting Goods Corp.	251
72	Big Lots, Inc.	3,239
2	Biglari Holdings, Inc.*	738
31	BJ’s Restaurants, Inc.*	1,420
33	Black Diamond, Inc.*	161
179	Bloomin’ Brands, Inc.	3,098
17	Blue Nile, Inc.*	620
32	Bob Evans Farms, Inc.	1,275
12	Bojangles’, Inc.*	212
17	Boot Barn Holdings, Inc.*	178
27	BorgWarner, Inc.	1,153
115	Boyd Gaming Corp.*	2,253
22	Bravo Brio Restaurant Group, Inc.*	235
24	Bridgepoint Education, Inc.*	190
54	Bright Horizons Family Solutions, Inc.*	3,582
41	Buckle, Inc. (The)	1,302
27	Buffalo Wild Wings, Inc.*	4,326
21	Build-A-Bear Workshop, Inc.*	270
109	Burlington Stores, Inc.*	5,244
27	Cablevision Systems Corp., Class A	823
67	Caesars Acquisition Co., Class A*	529
80	Caesars Entertainment Corp.*	678
110	CalAtlantic Group, Inc.*	4,631
63	Caleres, Inc.	1,770
113	Callaway Golf Co.	1,139
19	Cambium Learning Group, Inc.*	99
18	Capella Education Co.	864
98	Career Education Corp.*	414
25	CarMax, Inc.*	1,432
35	Carmike Cinemas, Inc.*	765
56	Carnival Corp.	2,830
24	Carriage Services, Inc.	593
51	Carrols Restaurant Group, Inc.*	614
38	Cato Corp. (The), Class A	1,493
13	Cavco Industries, Inc.*	1,205
53	CBS Corp. (Non-Voting), Class B	2,675
106	Central European Media Enterprises Ltd., Class A*	234
22	Century Communities, Inc.*	420
70	Cheesecake Factory, Inc. (The)	3,299
110	Chegg, Inc.*	799
12	Cherokee, Inc.*	229
207	Chico’s FAS, Inc.	2,484
30	Children’s Place, Inc. (The)	1,450
4	Chipotle Mexican Grill, Inc.*	2,318
54	Christopher & Banks Corp.*	76
19	Churchill Downs, Inc.	2,792
24	Chuy’s Holdings, Inc.*	798
22	Citi Trends, Inc.	436
63	ClubCorp Holdings, Inc.	1,131
33	Coach, Inc.	1,048
10	Collectors Universe, Inc.	160
41	Columbia Sportswear Co.	1,920
296	Comcast Corp., Class A	18,022
40	Conn’s, Inc.*	1,067
23	Container Store Group, Inc. (The)*	236
83	Cooper Tire & Rubber Co.	3,485
20	Cooper-Standard Holding, Inc.*	1,479
33	Core-Mark Holding Co., Inc.	2,815
28	Cracker Barrel Old Country Store, Inc.	3,526
111	Crocs, Inc.*	1,235
50	Crown Media Holdings, Inc., Class A*	283
13	CSS Industries, Inc.	377
15	Culp, Inc.	423
206	Cumulus Media, Inc., Class A*	82
39	D.R. Horton, Inc.	1,260
2	Daily Journal Corp.*	403
221	Dana Holding Corp.	3,633
14	Darden Restaurants, Inc.	786
33	Dave & Buster’s Entertainment, Inc.*	1,265
47	Deckers Outdoor Corp.*	2,300
34	Del Frisco’s Restaurant Group, Inc.*	510
34	Delphi Automotive PLC	2,988
122	Denny’s Corp.*	1,176
52	Destination XL Group, Inc.*	260
92	DeVry Education Group, Inc.	2,185
60	Diamond Resorts International, Inc.*	1,687
24	DineEquity, Inc.	2,036
18	Discovery Communications, Inc., Class A*	561
31	Discovery Communications, Inc., Class C*	917
35	Dollar General Corp.	2,289
28	Dollar Tree, Inc.*	2,113
39	Dorman Products, Inc.*	1,861
110	DreamWorks Animation SKG, Inc., Class A*	2,710
35	Drew Industries, Inc.	2,115
85	E.W. Scripps Co. (The), Class A	1,865
19	El Pollo Loco Holdings, Inc.*	233
41	Eldorado Resorts, Inc.*	397
22	Empire Resorts, Inc.*	97
37	Entercom Communications Corp., Class A*	448
92	Entravision Communications Corp., Class A	772
41	Eros International PLC*	399
14	Escalade, Inc.	168
37	Ethan Allen Interiors, Inc.	1,049
29	Etsy, Inc.*	270
72	EVINE Live, Inc.*	134
12	Expedia, Inc.	1,477
122	Express, Inc.*	2,042
44	Federal-Mogul Holdings Corp.*	360
20	Fenix Parts, Inc.*	127

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
39	Fiesta Restaurant Group, Inc.*	$1,499
67	Finish Line, Inc. (The), Class A	1,112
79	Five Below, Inc.*	2,213
8	Flexsteel Industries, Inc.	384
7	Fogo De Chao, Inc.*	115
468	Ford Motor Co.	6,706
5	Fossil Group, Inc.*	192
24	Fox Factory Holding Corp.*	426
61	Francesca’s Holdings Corp.*	911
54	Fred’s, Inc., Class A	890
26	FTD Cos., Inc.*	690
58	G-III Apparel Group Ltd.*	2,660
13	GameStop Corp., Class A	455
29	Gap, Inc. (The)	775
14	Garmin Ltd.	530
173	General Motors Co.	6,263
35	Genesco, Inc.*	1,896
52	Gentherm, Inc.*	2,644
18	Genuine Parts Co.	1,631
67	Global Eagle Entertainment, Inc.*	726
32	Goodyear Tire & Rubber Co. (The)	1,116
68	Grand Canyon Education, Inc.*	2,694
91	Gray Television, Inc.*	1,524
31	Green Brick Partners, Inc.*	234
34	Group 1 Automotive, Inc.	2,761
89	Guess?, Inc.	1,752
28	H&R Block, Inc.	1,027
17	Habit Restaurants, Inc. (The), Class A*	410
48	Hanesbrands, Inc.	1,472
23	Harley-Davidson, Inc.	1,125
9	Harman International Industries, Inc.	928
70	Harte-Hanks, Inc.	263
13	Hasbro, Inc.	950
29	Haverty Furniture Cos., Inc.	700
41	Helen of Troy Ltd.*	4,240
15	Hemisphere Media Group, Inc.*	213
36	Hibbett Sports, Inc.*	1,181
154	Home Depot, Inc. (The)	20,618
16	Hooker Furniture Corp.	438
26	Horizon Global Corp.*	226
198	Houghton Mifflin Harcourt Co.*	3,912
172	Hovnanian Enterprises, Inc., Class A*	315
47	HSN, Inc.	2,345
69	Iconix Brand Group, Inc.*	486
87	IMAX Corp.*	3,296
29	Installed Building Products, Inc.*	727
40	International Speedway Corp., Class A	1,424
49	Interpublic Group of Cos., Inc. (The)	1,127
57	Interval Leisure Group, Inc.	890
26	Intrawest Resorts Holdings, Inc.*	239
43	iRobot Corp.*	1,423
32	Isle of Capri Casinos, Inc.*	590
20	J Alexander’s Holdings, Inc.*	213
54	Jack in the Box, Inc.	4,004
27	JAKKS Pacific, Inc.*	222
20	Jamba, Inc.*	279
78	Johnson Controls, Inc.	3,588
7	Johnson Outdoors, Inc., Class A	168
35	Journal Media Group, Inc.	422
49	K12, Inc.*	497
118	KB Home	1,663
25	Kirkland’s, Inc.	368
24	Kohl’s Corp.	1,131
12	Kona Grill, Inc.*	167
94	Krispy Kreme Doughnuts, Inc.*	1,329
31	L Brands, Inc.	2,958
135	La Quinta Holdings, Inc.*	2,024
24	Lands’ End, Inc.*	577
74	La-Z-Boy, Inc.	1,984
16	Leggett & Platt, Inc.	746
21	Lennar Corp., Class A	1,075
20	LGI Homes, Inc.*	665
32	Libbey, Inc.	803
1	Liberty Interactive Corp. QVC Group, Class A*	26
9	Liberty Tax, Inc.	199
108	Liberty TripAdvisor Holdings, Inc., Class A*	3,234
136	LifeLock, Inc.*	1,964
16	Lifetime Brands, Inc.	223
33	Lithia Motors, Inc., Class A	4,100
19	Loral Space & Communications, Inc.*	841
111	Lowe’s Cos., Inc.	8,503
39	Lumber Liquidators Holdings, Inc.*	609
35	M/I Homes, Inc.*	818
38	Macy’s, Inc.	1,485
26	Malibu Boats, Inc., Class A*	404
27	Marcus Corp. (The)	537
15	Marine Products Corp.	105
37	MarineMax, Inc.*	672
24	Marriott International, Inc., Class A	1,702
37	Marriott Vacations Worldwide Corp.	2,251
45	Martha Stewart Living Omnimedia, Inc., Class A*	273
41	Mattel, Inc.	1,019
30	Mattress Firm Holding Corp.*	1,481
10	MCBC Holdings, Inc.*	143
113	McDonald’s Corp.	12,900
56	MDC Holdings, Inc.	1,469
63	MDC Partners, Inc., Class A	1,358
138	Media General, Inc.*	2,143
70	Men’s Wearhouse, Inc. (The)	1,399
53	Meredith Corp.	2,472
57	Meritage Homes Corp.*	2,127
17	Metaldyne Performance Group, Inc.	383
23	Michael Kors Holdings Ltd.*	989
69	Modine Manufacturing Co.*	648
8	Mohawk Industries, Inc.*	1,526
15	Monarch Casino & Resort, Inc.*	336
46	Monro Muffler Brake, Inc.	3,406
39	Morgans Hotel Group Co.*	122
26	Motorcar Parts of America, Inc.*	1,042
23	Movado Group, Inc.	615
6	NACCO Industries, Inc., Class A	254
89	National CineMedia, Inc.	1,412
45	Nautilus, Inc.*	864
51	Netflix, Inc.*	6,290
13	New Home Co., Inc. (The)*	191
65	New Media Investment Group, Inc.	1,184
199	New York Times Co. (The), Class A	2,802
32	Newell Rubbermaid, Inc.	1,429
46	News Corp., Class A	660
13	News Corp., Class B	188
45	Nexstar Broadcasting Group, Inc., Class A	2,637
81	NIKE, Inc., Class B	10,715
16	Noodles & Co.*	178
17	Nordstrom, Inc.	957
42	Nutrisystem, Inc.	963
15	Ollie’s Bargain Outlet Holdings, Inc.*	265
29	Omnicom Group, Inc.	2,144
12	O’Reilly Automotive, Inc.*	3,166
27	Outerwall, Inc.	1,671
17	Overstock.com, Inc.*	224

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
21	Oxford Industries, Inc.	$1,427
42	Papa John’s International, Inc.	2,414
13	Papa Murphy’s Holdings, Inc.*	159
36	Party City Holdco, Inc.*	457
115	Penn National Gaming, Inc.*	1,834
78	Pep Boys-Manny Moe & Jack (The)*	1,211
65	Performance Sports Group Ltd.*	771
18	Perry Ellis International, Inc.*	373
29	PetMed Express, Inc.	487
130	Pier 1 Imports, Inc.	879
87	Pinnacle Entertainment, Inc.*	2,853
22	Planet Fitness, Inc., Class A*	348
63	Pool Corp.	5,169
33	Popeyes Louisiana Kitchen, Inc.*	1,909
32	Potbelly Corp.*	399
6	Priceline Group, Inc. (The)*	7,493
39	PulteGroup, Inc.	760
10	PVH Corp.	913
7	Ralph Lauren Corp.	869
24	Reading International, Inc., Class A*	346
20	Red Robin Gourmet Burgers, Inc.*	1,350
59	Regis Corp.*	983
77	Rent-A-Center, Inc.	1,321
18	Rentrak Corp.*	871
48	Restoration Hardware Holdings, Inc.*	4,314
50	Ross Stores, Inc.	2,600
21	Royal Caribbean Cruises Ltd.	1,945
90	Ruby Tuesday, Inc.*	498
50	Ruth’s Hospitality Group, Inc.	862
5	Saga Communications, Inc., Class A	215
39	Scholastic Corp.	1,666
73	Scientific Games Corp., Class A*	673
11	Scripps Networks Interactive, Inc., Class A	625
99	SeaWorld Entertainment, Inc.	1,733
76	Select Comfort Corp.*	1,795
36	Sequential Brands Group, Inc.*	322
66	SFX Entertainment, Inc.*	18
8	Shake Shack, Inc., Class A*	368
22	Shoe Carnival, Inc.	429
54	Shutterfly, Inc.*	2,479
10	Signet Jewelers Ltd.	1,314
96	Sinclair Broadcast Group, Inc., Class A	3,370
31	Sizmek, Inc.*	144
32	Skullcandy, Inc.*	130
78	Smith & Wesson Holding Corp.*	1,431
48	Sonic Automotive, Inc., Class A	1,164
75	Sonic Corp.	2,179
90	Sotheby’s	2,548
17	Speedway Motorsports, Inc.	331
26	Sportsman’s Warehouse Holdings, Inc.*	298
46	Stage Stores, Inc.	356
29	Standard Motor Products, Inc.	1,211
77	Staples, Inc.	929
178	Starbucks Corp.	10,927
20	Starwood Hotels & Resorts Worldwide, Inc.	1,437
42	Stein Mart, Inc.	325
19	Steiner Leisure Ltd.*	1,195
81	Steven Madden Ltd.*	2,584
40	Stoneridge, Inc.*	585
5	Strattec Security Corp.	312
16	Strayer Education, Inc.*	947
27	Sturm Ruger & Co., Inc.	1,407
34	Superior Industries International, Inc.	663
11	Superior Uniform Group, Inc.	203
16	Systemax, Inc.*	155
75	Target Corp.	5,437
47	Taylor Morrison Home Corp., Class A*	822
27	TEGNA, Inc.	763
89	Tenneco, Inc.*	4,795
101	Texas Roadhouse, Inc.	3,535
13	Tiffany & Co.	1,036
39	Tile Shop Holdings, Inc.*	661
16	Tilly’s, Inc., Class A*	99
34	Time Warner Cable, Inc.	6,282
98	Time Warner, Inc.	6,858
158	Time, Inc.	2,629
81	TJX Cos., Inc. (The)	5,719
30	Tower International, Inc.	920
10	Townsquare Media, Inc., Class A*	114
16	Tractor Supply Co.	1,430
152	Travelport Worldwide Ltd.	2,023
233	TRI Pointe Group, Inc.*	3,250
38	Tribune Publishing Co.	387
14	TripAdvisor, Inc.*	1,153
64	Tuesday Morning Corp.*	428
81	Tumi Holdings, Inc.*	1,430
146	Twenty-First Century Fox, Inc., Class A	4,308
52	Twenty-First Century Fox, Inc., Class B	1,557
22	Under Armour, Inc., Class A*	1,897
21	Unifi, Inc.*	626
23	Universal Electronics, Inc.*	1,219
31	Universal Technical Institute, Inc.	178
11	Urban Outfitters, Inc.*	246
52	Vail Resorts, Inc.	6,271
31	Vera Bradley, Inc.*	369
41	VF Corp.	2,653
42	Viacom, Inc., Class B	2,091
22	Vince Holding Corp.*	114
43	Vitamin Shoppe, Inc.*	1,311
29	VOXX International Corp.*	166
186	Walt Disney Co. (The)	21,105
29	Wayfair, Inc., Class A*	1,099
22	WCI Communities, Inc.*	533
40	Weight Watchers International, Inc.*	1,055
26	West Marine, Inc.*	239
9	Weyco Group, Inc.	247
9	Whirlpool Corp.	1,463
28	William Lyon Homes, Class A*	489
10	Wingstop, Inc.*	215
3	Winmark Corp.	286
39	Winnebago Industries, Inc.	877
149	Wolverine World Wide, Inc.	2,710
43	World Wrestling Entertainment, Inc., Class A	731
14	Wyndham Worldwide Corp.	1,063
10	Wynn Resorts Ltd.	628
52	Yum! Brands, Inc.	3,771
43	ZAGG, Inc.*	444
28	Zoe’s Kitchen, Inc.*	953
29	Zumiez, Inc.*	438
		633,256
	Consumer Staples — 0.7%

6	Alico, Inc.	256
235	Altria Group, Inc.	13,536
22	Amplify Snack Brands, Inc.*	276
41	Andersons, Inc. (The)	1,413
12	Arcadia Biosciences, Inc.*	47
73	Archer-Daniels-Midland Co.	2,664
84	B&G Foods, Inc.	3,173
13	Boston Beer Co., Inc. (The), Class A*	2,777
79	Boulder Brands, Inc.*	863

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
13	Brown-Forman Corp., Class B	$1,333
21	Calavo Growers, Inc.	1,188
45	Cal-Maine Foods, Inc.	2,453
22	Campbell Soup Co.	1,149
56	Casey’s General Stores, Inc.	6,511
96	Castle Brands, Inc.*	127
61	Central Garden & Pet Co., Class A*	963
27	Chefs’ Warehouse, Inc. (The)*	529
15	Clorox Co. (The)	1,864
7	Coca-Cola Bottling Co. Consolidated	1,356
470	Coca-Cola Co. (The)	20,031
25	Coca-Cola Enterprises, Inc.	1,257
108	Colgate-Palmolive Co.	7,093
52	ConAgra Foods, Inc.	2,128
21	Constellation Brands, Inc., Class A	2,945
53	Costco Wholesale Corp.	8,555
15	Craft Brew Alliance, Inc.*	146
134	CVS Health Corp.	12,608
239	Darling Ingredients, Inc.*	2,617
136	Dean Foods Co.	2,551
38	Diamond Foods, Inc.*	1,538
23	Dr. Pepper Snapple Group, Inc.	2,064
38	Elizabeth Arden, Inc.*	389
27	Estee Lauder Cos., Inc. (The), Class A	2,271
30	Fairway Group Holdings Corp.*	25
11	Farmer Bros Co.*	322
48	Fresh Del Monte Produce, Inc.	2,098
62	Fresh Market, Inc. (The)*	1,487
30	Freshpet, Inc.*	258
72	General Mills, Inc.	4,159
18	Hershey Co. (The)	1,554
16	Hormel Foods Corp.	1,199
114	HRG Group, Inc.*	1,561
19	Ingles Markets, Inc., Class A	1,035
25	Inter Parfums, Inc.	666
28	Inventure Foods, Inc.*	212
22	J&J Snack Foods Corp.	2,567
14	J.M. Smucker Co. (The)	1,697
12	John B. Sanfilippo & Son, Inc.	691
31	Kellogg Co.	2,132
14	Keurig Green Mountain, Inc.	734
44	Kimberly-Clark Corp.	5,243
71	Kraft Heinz Co. (The)	5,232
117	Kroger Co. (The)	4,406
27	Lancaster Colony Corp.	3,139
39	Landec Corp.*	500
7	Lifeway Foods, Inc.*	77
17	Limoneira Co.	289
14	McCormick & Co., Inc. (Non-Voting)	1,203
24	Mead Johnson Nutrition Co.	1,934
16	Medifast, Inc.*	485
15	MGP Ingredients, Inc.	314
19	Molson Coors Brewing Co., Class B	1,749
193	Mondelez International, Inc., Class A	8,426
18	Monster Beverage Corp.*	2,783
16	National Beverage Corp.*	695
13	Natural Grocers by Vitamin Cottage, Inc.*	271
11	Natural Health Trends Corp.	532
15	Nature’s Sunshine Products, Inc.	177
12	Nutraceutical International Corp.*	300
7	Oil-Dri Corp. of America	219
31	Omega Protein Corp.*	762
13	Orchids Paper Products Co.	386
176	PepsiCo, Inc.	17,628
186	Philip Morris International, Inc.	16,255
89	Post Holdings, Inc.*	6,187
28	PriceSmart, Inc.	2,610
325	Procter & Gamble Co. (The)	24,323
17	Revlon, Inc., Class A*	465
99	Reynolds American, Inc.	4,579
32	Sanderson Farms, Inc.	2,394
11	Seneca Foods Corp., Class A*	303
35	Smart & Final Stores, Inc.*	615
71	Snyder’s-Lance, Inc.	2,632
54	SpartanNash Co.	1,167
378	SUPERVALU, Inc.*	2,540
31	Synutra International, Inc.*	159
63	Sysco Corp.	2,589
27	Tootsie Roll Industries, Inc.	865
62	TreeHouse Foods, Inc.*	5,361
37	Tyson Foods, Inc., Class A	1,850
72	United Natural Foods, Inc.*	3,162
33	Universal Corp.	1,866
8	USANA Health Sciences, Inc.*	1,072
128	Vector Group Ltd.	3,240
10	Village Super Market, Inc., Class A	259
105	Walgreens Boots Alliance, Inc.	8,823
189	Wal-Mart Stores, Inc.	11,121
21	WD-40 Co.	2,074
16	Weis Markets, Inc.	663
43	Whole Foods Market, Inc.	1,253
		296,245
	Energy — 0.6%

136	Abraxas Petroleum Corp.*	180
3	Adams Resources & Energy, Inc.	129
45	Alon USA Energy, Inc.	792
61	Anadarko Petroleum Corp.	3,654
45	Apache Corp.	2,213
52	Approach Resources, Inc.*	116
100	Archrock, Inc.	1,057
26	Ardmore Shipping Corp.	326
93	Atwood Oceanics, Inc.	1,477
52	Baker Hughes, Inc.	2,812
62	Basic Energy Services, Inc.*	247
72	Bill Barrett Corp.*	452
72	Bonanza Creek Energy, Inc.*	611
50	Bristow Group, Inc.	1,527
81	C&J Energy Services Ltd.*	483
50	Cabot Oil & Gas Corp.	941
95	Callon Petroleum Co.*	902
23	Cameron International Corp.*	1,571
28	CARBO Ceramics, Inc.	522
84	Carrizo Oil & Gas, Inc.*	3,392
62	Chesapeake Energy Corp.	327
226	Chevron Corp.	20,638
11	Cimarex Energy Co.	1,309
9	Clayton Williams Energy, Inc.*	508
103	Clean Energy Fuels Corp.*	485
88	Cloud Peak Energy, Inc.*	230
38	Columbia Pipeline Group, Inc.	728
148	ConocoPhillips	7,999
27	CONSOL Energy, Inc.	213
25	Contango Oil & Gas Co.*	193
83	Delek U.S. Holdings, Inc.	2,298
46	Devon Energy Corp.	2,116
134	DHT Holdings, Inc.	1,005
8	Diamond Offshore Drilling, Inc.	181
36	Dorian LPG Ltd.*	476
2	Earthstone Energy, Inc.*	31
69	Eclipse Resources Corp.*	175
63	Energy Fuels, Inc.*	118
136	Energy XXI Ltd.	213

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
28	Ensco PLC, Class A	$479
66	EOG Resources, Inc.	5,506
18	EQT Corp.	1,030
30	Era Group, Inc.*	354
20	Erin Energy Corp.*	79
36	Evolution Petroleum Corp.	221
228	EXCO Resources, Inc.*	290
51	Exterran Corp.*	827
500	Exxon Mobil Corp.	40,830
92	Fairmount Santrol Holdings, Inc.*	270
28	FMC Technologies, Inc.*	953
86	Forum Energy Technologies, Inc.*	1,347
156	Frontline Ltd.*	473
60	GasLog Ltd.	718
117	Gastar Exploration, Inc.*	129
24	Gener8 Maritime, Inc.*	233
19	Geospace Technologies Corp.*	242
55	Green Plains, Inc.	1,303
37	GulfMark Offshore, Inc., Class A	239
530	Halcon Resources Corp.*	323
16	Hallador Energy Co.	108
103	Halliburton Co.	4,105
153	Helix Energy Solutions Group, Inc.*	991
13	Helmerich & Payne, Inc.	757
29	Hess Corp.	1,711
46	Hornbeck Offshore Services, Inc.*	563
24	Independence Contract Drilling, Inc.*	146
204	ION Geophysical Corp.*	114
1	Isramco, Inc.*	92
42	Jones Energy, Inc., Class A*	236
192	Key Energy Services, Inc.*	102
216	Kinder Morgan, Inc.	5,091
81	Marathon Oil Corp.	1,418
64	Marathon Petroleum Corp.	3,738
106	Matador Resources Co.*	2,724
39	Matrix Service Co.*	897
345	McDermott International, Inc.*	1,528
19	Murphy Oil Corp.	543
46	National Oilwell Varco, Inc.	1,718
18	Natural Gas Services Group, Inc.*	418
118	Navios Maritime Acquisition Corp.	399
20	Newfield Exploration Co.*	765
121	Newpark Resources, Inc.*	786
51	Noble Energy, Inc.	1,870
27	Nordic American Offshore Ltd.	150
129	Nordic American Tankers Ltd.	1,909
103	North Atlantic Drilling Ltd.*	57
89	Northern Oil and Gas, Inc.*	457
201	Oasis Petroleum, Inc.*	2,309
92	Occidental Petroleum Corp.	6,954
75	Oil States International, Inc.*	2,379
25	ONEOK, Inc.	737
46	Pacific Ethanol, Inc.*	230
24	Panhandle Oil and Gas, Inc., Class A	454
23	Par Pacific Holdings, Inc.*	576
177	Parker Drilling Co.*	487
133	Parsley Energy, Inc., Class A*	2,613
58	PDC Energy, Inc.*	3,276
27	Peabody Energy Corp.	308
103	Penn Virginia Corp.*	46
18	PHI, Inc. (Non-Voting)*	385
57	Phillips 66	5,217
93	Pioneer Energy Services Corp.*	235
18	Pioneer Natural Resources Co.	2,605
20	Range Resources Corp.	572
63	Renewable Energy Group, Inc.*	568
8	REX American Resources Corp.*	503
69	Rex Energy Corp.*	95
17	RigNet, Inc.*	376
35	Ring Energy, Inc.*	349
95	RSP Permian, Inc.*	2,696
76	Sanchez Energy Corp.*	380
625	SandRidge Energy, Inc.*	188
152	Schlumberger Ltd.	11,727
258	Scorpio Tankers, Inc.	2,232
26	SEACOR Holdings, Inc.*	1,476
63	SemGroup Corp., Class A	2,188
81	Seventy Seven Energy, Inc.*	90
86	Ship Finance International Ltd.	1,490
116	Solazyme, Inc.*	383
46	Southwestern Energy Co.*	414
81	Spectra Energy Corp.	2,122
83	Stone Energy Corp.*	605
150	Synergy Resources Corp.*	1,708
137	Teekay Tankers Ltd., Class A	964
56	Tesco Corp.	471
15	Tesoro Corp.	1,728
115	TETRA Technologies, Inc.*	1,072
68	Tidewater, Inc.	647
37	TransAtlantic Petroleum Ltd.*	57
41	Transocean Ltd.	589
67	Triangle Petroleum Corp.*	51
77	U.S. Silica Holdings, Inc.	1,638
221	Ultra Petroleum Corp.*	886
73	Unit Corp.*	1,319
141	Uranium Energy Corp.*	152
60	Valero Energy Corp.	4,312
51	W&T Offshore, Inc.*	191
103	Western Refining, Inc.	4,662
26	Westmoreland Coal Co.*	156
82	Williams Cos., Inc. (The)	2,998
		232,752
	Financials — 2.6%

25	1st Source Corp.	845
99	Acadia Realty Trust (REIT)	3,320
10	Access National Corp.	218
39	ACE Ltd.	4,479
59	Actua Corp.*	684
7	Affiliated Managers Group, Inc.*	1,241
52	Aflac, Inc.	3,392
41	AG Mortgage Investment Trust, Inc. (REIT)	606
25	Agree Realty Corp. (REIT)	838
71	Alexander & Baldwin, Inc.	2,692
3	Alexander’s, Inc. (REIT)	1,202
48	Allstate Corp. (The)	3,012
1	Altisource Asset Management Corp.*	17
19	Altisource Portfolio Solutions S.A.*	547
83	Altisource Residential Corp. (REIT)	1,099
65	Ambac Financial Group, Inc.*	1,097
54	American Assets Trust, Inc. (REIT)	2,150
74	American Capital Mortgage Investment Corp. (REIT)	1,109
118	American Equity Investment Life Holding Co.	3,164
102	American Express Co.	7,307
155	American International Group, Inc.	9,855
13	American National Bankshares, Inc.	338
47	American Residential Properties, Inc. (REIT)	822
51	American Tower Corp. (REIT)	5,068
21	Ameriprise Financial, Inc.	2,372
46	Ameris Bancorp	1,573

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
27	AMERISAFE, Inc.	$1,454
13	Ames National Corp.	329
11	Anchor BanCorp Wisconsin, Inc.*	462
151	Anworth Mortgage Asset Corp. (REIT)	726
34	Aon PLC	3,221
19	Apartment Investment & Management Co., Class A (REIT)	724
84	Apollo Commercial Real Estate Finance, Inc. (REIT)	1,474
46	Apollo Residential Mortgage, Inc. (REIT)	597
39	Ares Commercial Real Estate Corp. (REIT)	502
40	Argo Group International Holdings Ltd.	2,541
33	Arlington Asset Investment Corp., Class A	459
37	Armada Hoffler Properties, Inc. (REIT)	418
64	ARMOUR Residential REIT, Inc. (REIT)	1,352
16	Arrow Financial Corp.	456
42	Ashford Hospitality Prime, Inc. (REIT)	596
120	Ashford Hospitality Trust, Inc. (REIT)	844
2	Ashford, Inc.*	124
8	Assurant, Inc.	684
130	Astoria Financial Corp.	2,096
15	Atlas Financial Holdings, Inc.*	315
18	AV Homes, Inc.*	251
16	AvalonBay Communities, Inc. (REIT)	2,909
14	Baldwin & Lyons, Inc., Class B	328
52	Banc of California, Inc.	781
11	BancFirst Corp.	709
43	Banco Latinoamericano de Comercio Exterior S.A., Class E	1,194
49	Bancorp, Inc. (The)*	376
139	BancorpSouth, Inc.	3,739
67	Bank Mutual Corp.	517
1,256	Bank of America Corp.	21,892
9	Bank of Marin Bancorp	494
133	Bank of New York Mellon Corp. (The)	5,831
113	Bank of the Ozarks, Inc.	6,134
27	BankFinancial Corp.	347
30	Banner Corp.	1,575
9	Bar Harbor Bankshares	314
94	BB&T Corp.	3,630
115	BBCN Bancorp, Inc.	2,175
4	BBX Capital Corp., Class A*	68
19	Bear State Financial, Inc.*	202
119	Beneficial Bancorp, Inc.*	1,661
225	Berkshire Hathaway, Inc., Class B*	30,170
43	Berkshire Hills Bancorp, Inc.	1,300
265	BGC Partners, Inc., Class A	2,408
15	BlackRock, Inc.	5,456
41	Blue Hills Bancorp, Inc.	667
27	Bluerock Residential Growth REIT, Inc. (REIT)	309
41	BNC Bancorp	1,045
88	BofI Holding, Inc.*	1,763
120	Boston Private Financial Holdings, Inc.	1,452
18	Boston Properties, Inc. (REIT)	2,250
22	Bridge Bancorp, Inc.	701
101	Brookline Bancorp, Inc.	1,186
26	Bryn Mawr Bank Corp.	773
12	BSB Bancorp, Inc./MA*	272
9	C1 Financial, Inc.*	218
26	Calamos Asset Management, Inc., Class A	247
11	Camden National Corp.	494
93	Campus Crest Communities, Inc. (REIT)	623
32	Capital Bank Financial Corp., Class A	1,079
16	Capital City Bank Group, Inc.	252
65	Capital One Financial Corp.	5,103
203	Capitol Federal Financial, Inc.	2,633
138	Capstead Mortgage Corp. (REIT)	1,310
46	Cardinal Financial Corp.	1,132
70	CareTrust REIT, Inc. (REIT)	781
45	Cascade Bancorp*	270
40	Cash America International, Inc.	1,350
57	CatchMark Timber Trust, Inc., Class A (REIT)	647
115	Cathay General Bancorp	3,947
35	CBRE Group, Inc., Class A*	1,311
123	Cedar Realty Trust, Inc. (REIT)	900
66	CenterState Banks, Inc.	1,052
33	Central Pacific Financial Corp.	767
5	Century Bancorp, Inc./MA, Class A	225
342	Chambers Street Properties (REIT)	2,572
144	Charles Schwab Corp. (The)	4,854
24	Charter Financial Corp./MD	320
55	Chatham Lodging Trust (REIT)	1,253
49	Chemical Financial Corp.	1,806
86	Chesapeake Lodging Trust (REIT)	2,336
27	Chubb Corp. (The)	3,524
9	CIFC Corp.	63
18	Cincinnati Financial Corp.	1,100
361	Citigroup, Inc.	19,526
18	Citizens & Northern Corp.	370
71	Citizens, Inc./TX*	659
22	City Holding Co.	1,098
39	Clifton Bancorp, Inc.	579
41	CME Group, Inc.	4,004
21	CNB Financial Corp./PA	392
284	CNO Financial Group, Inc.	5,745
52	CoBiz Financial, Inc.	713
29	Cohen & Steers, Inc.	898
161	Colony Capital, Inc., Class A (REIT)	3,294
83	Columbia Banking System, Inc.	2,950
21	Comerica, Inc.	973
59	Community Bank System, Inc.	2,545
23	Community Trust Bancorp, Inc.	844
18	CommunityOne Bancorp*	254
43	ConnectOne Bancorp, Inc.	839
6	Consolidated-Tomoka Land Co.	358
86	CorEnergy Infrastructure Trust, Inc. (REIT)	434
35	CoreSite Realty Corp. (REIT)	2,050
313	Cousins Properties, Inc. (REIT)	3,077
161	Cowen Group, Inc., Class A*	765
41	Crawford & Co., Class B	245
40	Crown Castle International Corp. (REIT)	3,436
24	CU Bancorp*	646
240	CubeSmart (REIT)	6,989
39	Customers Bancorp, Inc.*	1,209
153	CVB Financial Corp.	2,830
96	CyrusOne, Inc. (REIT)	3,471
228	CYS Investments, Inc. (REIT)	1,728
128	DCT Industrial Trust, Inc. (REIT)	4,886
4	Diamond Hill Investment Group, Inc.	881
290	DiamondRock Hospitality Co. (REIT)	3,228
45	Dime Community Bancshares, Inc.	833
52	Discover Financial Services	2,952
12	Donegal Group, Inc., Class A	167

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (continued)
91		DuPont Fabros Technology, Inc. (REIT)	$3,007
79		Dynex Capital, Inc. (REIT)	543
35		E*TRADE Financial Corp.*	1,065
43		Eagle Bancorp, Inc.*	2,349
20		Easterly Government Properties, Inc. (REIT)	357
47		EastGroup Properties, Inc. (REIT)	2,736
70		Education Realty Trust, Inc. (REIT)	2,579
26		eHealth, Inc.*	337
11		EMC Insurance Group, Inc.	287
46		Employers Holdings, Inc.	1,261
38		Encore Capital Group, Inc.*	1,253
38		Enova International, Inc.*	286
13		Enstar Group Ltd.*	2,003
11		Enterprise Bancorp, Inc./MA	269
29		Enterprise Financial Services Corp.	850
83		EPR Properties (REIT)	4,651
7		Equinix, Inc. (REIT)	2,076
106		Equity One, Inc. (REIT)	2,886
44		Equity Residential (REIT)	3,512
80		Essent Group Ltd.*	1,978
8		Essex Property Trust, Inc. (REIT)	1,846
140		EverBank Financial Corp.	2,416
50		Evercore Partners, Inc., Class A	2,777
75		EZCORP, Inc., Class A*	434
11		Farmers Capital Bank Corp.*	297
14		FBL Financial Group, Inc., Class A	956
40		FCB Financial Holdings, Inc., Class A*	1,558
15		Federal Agricultural Mortgage Corp., Class C	450
20		Federated National Holding Co.	572
207		FelCor Lodging Trust, Inc. (REIT)	1,660
16		Fidelity & Guaranty Life	411
25		Fidelity Southern Corp.	566
8		Fifth Street Asset Management, Inc.	36
96		Fifth Third Bancorp	1,984
75		Financial Engines, Inc.	2,702
20		Financial Institutions, Inc.	545
157		First American Financial Corp.	6,192
16		First Bancorp, Inc./ME	355
168		First BanCorp./Puerto Rico*	630
29		First Bancorp/NC	565
34		First Busey Corp.	748
13		First Business Financial Services, Inc.	337
41		First Cash Financial Services, Inc.*	1,594
11		First Citizens BancShares, Inc., Class A	2,914
128		First Commonwealth Financial Corp.	1,260
24		First Community Bancshares, Inc./VA	490
23		First Connecticut Bancorp, Inc./CT	420
13		First Defiance Financial Corp.	540
89		First Financial Bancorp	1,793
93		First Financial Bankshares, Inc.	3,340
16		First Financial Corp./IN	585
160		First Industrial Realty Trust, Inc. (REIT)	3,656
28		First Interstate BancSystem, Inc., Class A	851
55		First Merchants Corp.	1,496
113		First Midwest Bancorp, Inc./IL	2,208
22		First NBC Bank Holding Co.*	931
18		First of Long Island Corp. (The)	565
85		First Potomac Realty Trust (REIT)	988
239		FirstMerit Corp.	4,835
30		Flagstar Bancorp, Inc.*	737
42		Flushing Financial Corp.	956
252		FNB Corp./PA	3,659
116		FNFV Group*	1,298
49		Forestar Group, Inc.*	666
—	#	Four Corners Property Trust, Inc.*	7
17		Fox Chase Bancorp, Inc.	310
8		Franklin Financial Network, Inc.*	260
46		Franklin Resources, Inc.	1,928
130		Franklin Street Properties Corp. (REIT)	1,361
10		FRP Holdings, Inc.*	310
255		Fulton Financial Corp.	3,690
47		GAIN Capital Holdings, Inc.	388
9		GAMCO Investors, Inc., Class A	589
70		General Growth Properties, Inc. (REIT)	1,783
108		GEO Group, Inc. (The) (REIT)	3,167
19		German American Bancorp, Inc.	655
37		Getty Realty Corp. (REIT)	646
109		Glacier Bancorp, Inc.	3,202
30		Gladstone Commercial Corp. (REIT)	438
12		Global Indemnity PLC*	352
48		Goldman Sachs Group, Inc. (The)	9,121
102		Government Properties Income Trust (REIT)	1,727
83		Gramercy Property Trust, Inc. (REIT)	1,983
6		Great Ajax Corp. (REIT)	76
15		Great Southern Bancorp, Inc.	763
60		Great Western Bancorp, Inc.	1,813
21		Green Bancorp, Inc.*	285
66		Green Dot Corp., Class A*	1,110
42		Greenhill & Co., Inc.	1,113
42		Greenlight Capital Re Ltd., Class A*	866
21		Guaranty Bancorp	368
20		Hallmark Financial Services, Inc.*	255
50		Hampton Roads Bankshares, Inc.*	94
113		Hancock Holding Co.	3,291
46		Hanmi Financial Corp.	1,201
55		Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	960
50		Hartford Financial Services Group, Inc. (The)	2,282
140		Hatteras Financial Corp. (REIT)	1,971
12		HCI Group, Inc.	470
56		HCP, Inc. (REIT)	1,990
145		Healthcare Realty Trust, Inc. (REIT)	3,943
26		Heartland Financial USA, Inc.	991
35		Heritage Commerce Corp.	378
44		Heritage Financial Corp./WA	862
36		Heritage Insurance Holdings, Inc.*	809
34		Heritage Oaks Bancorp	283
71		Hersha Hospitality Trust (REIT)	1,676
55		HFF, Inc., Class A	1,890
136		Highwoods Properties, Inc. (REIT)	5,924
110		Hilltop Holdings, Inc.*	2,454
2		Hingham Institution for Savings	260
82		Home BancShares, Inc./AR	3,700
32		HomeStreet, Inc.*	693
28		HomeTrust Bancshares, Inc.*	560
59		Horace Mann Educators Corp.	2,061
17		Horizon Bancorp/IN	468
90		Host Hotels & Resorts, Inc. (REIT)	1,494
17		Houlihan Lokey, Inc.*	416
108		Hudson Pacific Properties, Inc. (REIT)	3,096
96		Huntington Bancshares, Inc./OH	1,122
55		IBERIABANK Corp.	3,485
12		Impac Mortgage Holdings, Inc.*	224
10		Independence Holding Co.	151
47		Independence Realty Trust, Inc. (REIT)	368
38		Independent Bank Corp./MA	1,966
33		Independent Bank Corp./MI	512

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
14	Independent Bank Group, Inc.	$560
17	Infinity Property & Casualty Corp.	1,454
32	InfraREIT, Inc. (REIT)	645
127	Inland Real Estate Corp. (REIT)	1,220
13	Intercontinental Exchange, Inc.	3,378
78	International Bancshares Corp.	2,380
22	INTL FCStone, Inc.*	783
51	Invesco Ltd.	1,718
178	Invesco Mortgage Capital, Inc. (REIT)	2,389
49	Investment Technology Group, Inc.	983
504	Investors Bancorp, Inc.	6,461
177	Investors Real Estate Trust (REIT)	1,446
23	Iron Mountain, Inc. (REIT)	639
124	iStar, Inc. (REIT)*	1,637
16	James River Group Holdings Ltd.	514
212	Janus Capital Group, Inc.	3,347
21	JG Wentworth Co. (The), Class A*	40
444	JPMorgan Chase & Co.	29,606
5	Kansas City Life Insurance Co.	250
49	KCG Holdings, Inc., Class A*	633
135	Kearny Financial Corp./MD	1,701
63	Kemper Corp.	2,590
134	Kennedy-Wilson Holdings, Inc.	3,497
101	KeyCorp	1,324
50	Kimco Realty Corp. (REIT)	1,305
121	Kite Realty Group Trust (REIT)	3,256
57	Ladder Capital Corp. (REIT)	807
152	Ladenburg Thalmann Financial Services, Inc.*	479
55	Lakeland Bancorp, Inc.	665
24	Lakeland Financial Corp.	1,155
163	LaSalle Hotel Properties (REIT)	4,598
69	LegacyTexas Financial Group, Inc.	2,105
13	Legg Mason, Inc.	577
8	LendingTree, Inc.*	815
40	Leucadia National Corp.	707
297	Lexington Realty Trust (REIT)	2,551
30	Lincoln National Corp.	1,650
7	Live Oak Bancshares, Inc.	111
34	Loews Corp.	1,288
51	LTC Properties, Inc. (REIT)	2,174
19	M&T Bank Corp.	2,381
16	Macerich Co. (The) (REIT)	1,250
129	Mack-Cali Realty Corp. (REIT)	3,032
73	Maiden Holdings Ltd.	1,125
31	MainSource Financial Group, Inc.	714
20	Marcus & Millichap, Inc.*	656
54	MarketAxess Holdings, Inc.	5,766
13	Marlin Business Services Corp.	227
64	Marsh & McLennan Cos., Inc.	3,539
109	MB Financial, Inc.	3,896
197	MBIA, Inc.*	1,294
33	McGraw Hill Financial, Inc.	3,184
338	Medical Properties Trust, Inc. (REIT)	4,059
9	Medley Management, Inc., Class A	54
24	Mercantile Bank Corp.	621
7	Merchants Bancshares, Inc./VT	229
79	Meridian Bancorp, Inc.	1,158
11	Meta Financial Group, Inc.	495
134	MetLife, Inc.	6,846
17	Metro Bancorp, Inc.	578
491	MGIC Investment Corp.*	4,684
11	MidWestOne Financial Group, Inc.	349
25	Moelis & Co., Class A	738
86	Monmouth Real Estate Investment Corp. (REIT)	896
241	Monogram Residential Trust, Inc. (REIT)	2,405
21	Moody’s Corp.	2,166
183	Morgan Stanley	6,277
14	Nasdaq, Inc.	821
50	National Bank Holdings Corp., Class A	1,135
10	National Bankshares, Inc.	359
9	National Commerce Corp.*	236
58	National General Holdings Corp.	1,271
54	National Health Investors, Inc. (REIT)	3,261
10	National Interstate Corp.	261
202	National Penn Bancshares, Inc.	2,523
33	National Storage Affiliates Trust (REIT)	546
3	National Western Life Group, Inc., Class A	790
57	Nationstar Mortgage Holdings, Inc.*	776
45	Navient Corp.	536
15	Navigators Group, Inc. (The)*	1,294
64	NBT Bancorp, Inc.	1,928
34	Nelnet, Inc., Class A	1,122
333	New Residential Investment Corp. (REIT)	4,236
125	New Senior Investment Group, Inc. (REIT)	1,154
158	New York Mortgage Trust, Inc. (REIT)	916
235	New York REIT, Inc. (REIT)	2,705
52	NewBridge Bancorp	668
35	NewStar Financial, Inc.*	337
27	NexPoint Residential Trust, Inc. (REIT)	358
72	NMI Holdings, Inc., Class A*	532
26	Northern Trust Corp.	1,948
68	Northfield Bancorp, Inc.	1,083
147	Northwest Bancshares, Inc.	2,049
19	OceanFirst Financial Corp.	375
155	Ocwen Financial Corp.*	1,105
64	OFG Bancorp	535
169	Old National Bancorp/IN	2,493
43	Old Second Bancorp, Inc.*	333
36	OM Asset Management PLC	584
17	On Deck Capital, Inc.*	169
18	One Liberty Properties, Inc. (REIT)	402
33	OneBeacon Insurance Group Ltd., Class A	457
15	Oppenheimer Holdings, Inc., Class A	269
15	Opus Bank	591
31	Orchid Island Capital, Inc. (REIT)	297
64	Oritani Financial Corp.	1,110
28	Pacific Continental Corp.	445
31	Pacific Premier Bancorp, Inc.*	726
19	Park National Corp.	1,843
65	Park Sterling Corp.	492
122	Parkway Properties, Inc./MD (REIT)	2,084
12	Patriot National, Inc.*	175
22	Peapack Gladstone Financial Corp.	501
104	Pebblebrook Hotel Trust (REIT)	3,312
7	Penns Woods Bancorp, Inc.	312
100	Pennsylvania Real Estate Investment Trust (REIT)	2,156
19	PennyMac Financial Services, Inc., Class A*	308
108	PennyMac Mortgage Investment Trust (REIT)	1,797
27	Peoples Bancorp, Inc./OH	557
11	Peoples Financial Services Corp.	439
37	People’s United Financial, Inc.	620
4	People’s Utah Bancorp	68

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
72	PHH Corp.*	$1,222
126	Physicians Realty Trust (REIT)	2,017
33	PICO Holdings, Inc.*	357
52	Pinnacle Financial Partners, Inc.	2,825
22	Piper Jaffray Cos.*	892
21	Plum Creek Timber Co., Inc. (REIT)	1,067
62	PNC Financial Services Group, Inc. (The)	5,922
59	Potlatch Corp. (REIT)	1,972
70	PRA Group, Inc.*	2,892
32	Preferred Apartment Communities, Inc., Class A (REIT)	375
17	Preferred Bank/CA	619
74	Primerica, Inc.	3,792
33	Principal Financial Group, Inc.	1,698
114	PrivateBancorp, Inc.	5,029
70	Progressive Corp. (The)	2,157
63	Prologis, Inc. (REIT)	2,693
101	Prosperity Bancshares, Inc.	5,596
95	Provident Financial Services, Inc.	1,984
54	Prudential Financial, Inc.	4,674
28	PS Business Parks, Inc. (REIT)	2,476
18	Public Storage (REIT)	4,321
18	Pzena Investment Management, Inc., Class A	175
17	QCR Holdings, Inc.	411
40	QTS Realty Trust, Inc., Class A (REIT)	1,689
276	Radian Group, Inc.	3,933
131	RAIT Financial Trust (REIT)	566
114	Ramco-Gershenson Properties Trust (REIT)	1,923
71	RCS Capital Corp., Class A*	39
17	RE/MAX Holdings, Inc., Class A	638
30	Realty Income Corp. (REIT)	1,489
122	Redwood Trust, Inc. (REIT)	1,681
16	Regional Management Corp.*	251
159	Regions Financial Corp.	1,612
58	Renasant Corp.	2,119
14	Republic Bancorp, Inc./KY, Class A	375
23	Resource America, Inc., Class A	134
47	Resource Capital Corp. (REIT)	592
144	Retail Opportunity Investments Corp. (REIT)	2,634
80	Rexford Industrial Realty, Inc. (REIT)	1,289
62	RLI Corp.	3,763
191	RLJ Lodging Trust (REIT)	4,660
53	Rouse Properties, Inc. (REIT)	853
63	Ryman Hospitality Properties, Inc. (REIT)	3,423
50	S&T Bancorp, Inc.	1,696
94	Sabra Health Care REIT, Inc. (REIT)	1,944
30	Safeguard Scientifics, Inc.*	489
22	Safety Insurance Group, Inc.	1,232
36	Sandy Spring Bancorp, Inc.	1,058
14	Saul Centers, Inc. (REIT)	779
34	Seacoast Banking Corp. of Florida*	546
91	Select Income REIT (REIT)	1,869
82	Selective Insurance Group, Inc.	2,830
32	ServisFirst Bancshares, Inc.	1,575
17	Sierra Bancorp	303
53	Silver Bay Realty Trust Corp. (REIT)	834
43	Simmons First National Corp., Class A	2,479
37	Simon Property Group, Inc. (REIT)	6,891
12	SL Green Realty Corp. (REIT)	1,417
35	South State Corp.	2,751
37	Southside Bancshares, Inc.	1,045
27	Southwest Bancorp, Inc./OK	500
51	Sovran Self Storage, Inc. (REIT)	5,125
80	St. Joe Co. (The)*	1,554
94	STAG Industrial, Inc. (REIT)	1,918
55	Starwood Waypoint Residential Trust (REIT)	1,301
22	State Auto Financial Corp.	511
52	State Bank Financial Corp.	1,212
45	State National Cos., Inc.	455
49	State Street Corp.	3,556
173	Sterling Bancorp/DE	3,034
33	Stewart Information Services Corp.	1,430
98	Stifel Financial Corp.*	4,445
21	Stock Yards Bancorp, Inc.	846
16	Stonegate Bank	541
21	Stonegate Mortgage Corp.*	110
53	STORE Capital Corp. (REIT)	1,206
398	Strategic Hotels & Resorts, Inc. (REIT)*	5,636
17	Suffolk Bancorp	504
126	Summit Hotel Properties, Inc. (REIT)	1,680
14	Sun Bancorp, Inc./NJ*	307
67	Sun Communities, Inc. (REIT)	4,479
301	Sunstone Hotel Investors, Inc. (REIT)	4,419
62	SunTrust Banks, Inc.	2,692
108	Symetra Financial Corp.	3,400
100	Synchrony Financial*	3,183
31	T. Rowe Price Group, Inc.	2,361
73	Talmer Bancorp, Inc., Class A	1,334
20	Tejon Ranch Co.*	422
62	Terreno Realty Corp. (REIT)	1,404
12	Territorial Bancorp, Inc.	346
66	Texas Capital Bancshares, Inc.*	3,912
122	Third Point Reinsurance Ltd.*	1,734
43	Tiptree Financial, Inc., Class A	295
22	Tompkins Financial Corp.	1,376
14	Torchmark Corp.	849
66	Towne Bank/VA	1,482
37	Travelers Cos., Inc. (The)	4,239
33	TriCo Bancshares	967
31	TriState Capital Holdings, Inc.*	410
21	Triumph Bancorp, Inc.*	366
137	TrustCo Bank Corp./NY	899
98	Trustmark Corp.	2,475
199	U.S. Bancorp	8,734
57	UMB Financial Corp.	3,004
32	UMH Properties, Inc. (REIT)	314
319	Umpqua Holdings Corp.	5,716
65	Union Bankshares Corp.	1,745
100	United Bankshares, Inc./WV	4,212
77	United Community Banks, Inc./GA	1,608
71	United Community Financial Corp./OH	417
44	United Development Funding IV (REIT)	786
71	United Financial Bancorp, Inc.	988
29	United Fire Group, Inc.	1,161
25	United Insurance Holdings Corp.	474
18	Universal Health Realty Income Trust (REIT)	948
46	Universal Insurance Holdings, Inc.	909
28	Univest Corp. of Pennsylvania	585
30	Unum Group	1,100
128	Urban Edge Properties (REIT)	3,071
40	Urstadt Biddle Properties, Inc., Class A (REIT)	801
336	Valley National Bancorp	3,743
40	Ventas, Inc. (REIT)	2,134
27	Virtu Financial, Inc., Class A	601

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
10	Virtus Investment Partners, Inc.	$1,362
21	Vornado Realty Trust (REIT)	2,032
38	Walker & Dunlop, Inc.*	1,123
54	Walter Investment Management Corp.*	785
137	Washington Federal, Inc.	3,540
98	Washington Real Estate Investment Trust (REIT)	2,696
21	Washington Trust Bancorp, Inc.	858
39	Waterstone Financial, Inc.	540
131	Webster Financial Corp.	5,268
560	Wells Fargo & Co.	30,856
42	Welltower, Inc. (REIT)	2,654
56	WesBanco, Inc.	1,900
23	West Bancorp., Inc.	477
37	Westamerica Bancorp.	1,813
124	Western Alliance Bancorp.*	4,810
61	Western Asset Mortgage Capital Corp. (REIT)	718
11	Westwood Holdings Group, Inc.	642
62	Weyerhaeuser Co. (REIT)	1,995
39	Whitestone REIT (REIT)	473
102	Wilshire Bancorp, Inc.	1,259
68	Wintrust Financial Corp.	3,579
165	WisdomTree Investments, Inc.	3,589
10	World Acceptance Corp.*	431
44	WSFS Financial Corp.	1,503
161	Xenia Hotels & Resorts, Inc. (REIT)	2,697
36	XL Group PLC	1,374
36	Yadkin Financial Corp.	946
5	ZAIS Group Holdings, Inc.*	50
24	Zions Bancorp.	719
		1,030,731
	Health Care — 1.8%

11	AAC Holdings, Inc.*	270
33	Abaxis, Inc.	1,755
179	Abbott Laboratories	8,041
199	AbbVie, Inc.	11,572
16	Abeona Therapeutics, Inc.*	74
60	Abiomed, Inc.*	4,894
115	ACADIA Pharmaceuticals, Inc.*	4,364
31	Accelerate Diagnostics, Inc.*	531
31	Acceleron Pharma, Inc.*	1,329
114	Accuray, Inc.*	803
42	Aceto Corp.	1,185
170	Achillion Pharmaceuticals, Inc.*	1,731
62	Acorda Therapeutics, Inc.*	2,368
15	Adamas Pharmaceuticals, Inc.*	240
9	Addus HomeCare Corp.*	205
9	Adeptus Health, Inc., Class A*	541
12	Aduro Biotech, Inc.*	372
44	Advaxis, Inc.*	531
36	Aegerion Pharmaceuticals, Inc.*	369
30	Aerie Pharmaceuticals, Inc.*	823
42	Aetna, Inc.	4,315
22	Affimed N.V.*	164
112	Affymetrix, Inc.*	1,061
110	Agenus, Inc.*	562
15	Agile Therapeutics, Inc.*	134
40	Agilent Technologies, Inc.	1,673
16	Aimmune Therapeutics, Inc.*	342
57	Air Methods Corp.*	2,491
35	Akebia Therapeutics, Inc.*	376
36	Albany Molecular Research, Inc.*	717
34	Alder Biopharmaceuticals, Inc.*	1,267
27	Alexion Pharmaceuticals, Inc.*	4,818
44	Alimera Sciences, Inc.*	136
47	Allergan PLC*	14,753
7	Alliance HealthCare Services, Inc.*	63
10	Almost Family, Inc.*	424
50	AMAG Pharmaceuticals, Inc.*	1,331
41	Amedisys, Inc.*	1,664
25	AmerisourceBergen Corp.	2,466
91	Amgen, Inc.	14,660
167	Amicus Therapeutics, Inc.*	1,792
69	AMN Healthcare Services, Inc.*	2,035
46	Amphastar Pharmaceuticals, Inc.*	706
70	Amsurg Corp.*	5,884
59	Anacor Pharmaceuticals, Inc.*	6,887
18	Analogic Corp.	1,504
36	AngioDynamics, Inc.*	428
11	ANI Pharmaceuticals, Inc.*	482
21	Anika Therapeutics, Inc.*	881
224	Antares Pharma, Inc.*	293
31	Anthem, Inc.	4,042
57	Anthera Pharmaceuticals, Inc.*	324
13	Applied Genetic Technologies Corp.*	222
43	Aratana Therapeutics, Inc.*	252
24	Ardelyx, Inc.*	469
350	Arena Pharmaceuticals, Inc.*	836
242	ARIAD Pharmaceuticals, Inc.*	1,551
204	Array BioPharma, Inc.*	808
86	Arrowhead Research Corp.*	544
21	Assembly Biosciences, Inc.*	206
15	Asterias Biotherapeutics, Inc.*	72
24	Atara Biotherapeutics, Inc.*	943
41	AtriCure, Inc.*	881
2	Atrion Corp.	842
9	aTyr Pharma, Inc.*	77
28	Avalanche Biotechnologies, Inc.*	293
20	Axovant Sciences Ltd.*	380
65	Baxalta, Inc.	2,235
65	Baxter International, Inc.	2,447
25	Becton, Dickinson and Co.	3,756
12	Bellicum Pharmaceuticals, Inc.*	276
105	BioCryst Pharmaceuticals, Inc.*	1,114
67	BioDelivery Sciences International, Inc.*	411
27	Biogen, Inc.*	7,745
99	BioScrip, Inc.*	210
7	BioSpecifics Technologies Corp.*	339
39	BioTelemetry, Inc.*	492
81	BioTime, Inc.*	285
14	Blueprint Medicines Corp.*	324
161	Boston Scientific Corp.*	2,943
200	Bristol-Myers Squibb Co.	13,402
9	C.R. Bard, Inc.	1,681
16	Calithera Biosciences, Inc.*	127
45	Cambrex Corp.*	2,413
50	Cantel Medical Corp.	3,241
43	Capital Senior Living Corp.*	986
29	Cara Therapeutics, Inc.*	480
18	Carbylan Therapeutics, Inc.*	72
39	Cardinal Health, Inc.	3,387
46	Cardiovascular Systems, Inc.*	736
49	Castlight Health, Inc., Class B*	196
6	Catabasis Pharmaceuticals, Inc.*	50
121	Catalent, Inc.*	3,370
109	Catalyst Pharmaceuticals, Inc.*	296
95	Celgene Corp.*	10,398
142	Celldex Therapeutics, Inc.*	2,557
14	Cellular Biomedicine Group, Inc.*	322
46	Cempra, Inc.*	1,468
104	Cepheid, Inc.*	3,738

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
37	Cerner Corp.*	$2,205
138	Cerus Corp.*	782
25	Chemed Corp.	3,862
40	ChemoCentryx, Inc.*	302
11	Chiasma, Inc.*	244
66	Chimerix, Inc.*	2,666
7	Cidara Therapeutics, Inc.*	108
31	Cigna Corp.	4,184
17	Civitas Solutions, Inc.*	446
40	Clovis Oncology, Inc.*	1,258
34	Coherus Biosciences, Inc.*	1,033
10	Collegium Pharmaceutical, Inc.*	190
16	Computer Programs & Systems, Inc.	780
22	Concert Pharmaceuticals, Inc.*	504
15	ConforMIS, Inc.*	320
40	CONMED Corp.	1,700
10	Connecture, Inc.*	36
89	Corcept Therapeutics, Inc.*	470
33	Corindus Vascular Robotics, Inc.*	106
15	Corium International, Inc.*	123
49	CorMedix, Inc.*	118
12	CorVel Corp.*	465
46	Cross Country Healthcare, Inc.*	839
37	CryoLife, Inc.	402
251	CTI BioPharma Corp.*	309
161	Curis, Inc.*	441
21	Cutera, Inc.*	299
32	Cynosure, Inc., Class A*	1,346
50	Cytokinetics, Inc.*	591
96	CytRx Corp.*	300
20	DaVita HealthCare Partners, Inc.*	1,461
17	DENTSPLY International, Inc.	1,031
87	Depomed, Inc.*	1,691
22	Dermira, Inc.*	678
22	Dicerna Pharmaceuticals, Inc.*	294
52	Diplomat Pharmacy, Inc.*	1,827
162	Durect Corp.*	382
210	Dyax Corp.*	7,069
53	Dynavax Technologies Corp.*	1,478
12	Eagle Pharmaceuticals, Inc./DE*	1,100
13	Edwards Lifesciences Corp.*	2,119
117	Eli Lilly & Co.	9,599
44	Emergent BioSolutions, Inc.*	1,657
23	Enanta Pharmaceuticals, Inc.*	725
25	Endo International PLC*	1,537
9	EndoChoice Holdings, Inc.*	80
54	Endocyte, Inc.*	250
97	Endologix, Inc.*	987
37	Ensign Group, Inc. (The)	1,760
8	Entellus Medical, Inc.*	140
42	Epizyme, Inc.*	677
19	Esperion Therapeutics, Inc.*	540
19	Evolent Health, Inc., Class A*	309
139	Exact Sciences Corp.*	1,264
15	Exactech, Inc.*	263
60	ExamWorks Group, Inc.*	1,585
326	Exelixis, Inc.*	1,865
81	Express Scripts Holding Co.*	6,924
38	Fibrocell Science, Inc.*	224
69	FibroGen, Inc.*	2,052
31	Five Prime Therapeutics, Inc.*	1,192
62	Five Star Quality Care, Inc.*	223
8	Flex Pharma, Inc.*	97
20	Flexion Therapeutics, Inc.*	389
42	Fluidigm Corp.*	478
33	Foamix Pharmaceuticals Ltd.*	264
17	Foundation Medicine, Inc.*	289
234	Galena Biopharma, Inc.*	351
53	Genesis Healthcare, Inc.*	259
61	GenMark Diagnostics, Inc.*	486
31	Genocea Biosciences, Inc.*	198
26	Genomic Health, Inc.*	788
228	Geron Corp.*	1,163
176	Gilead Sciences, Inc.	18,649
10	Glaukos Corp.*	259
10	Global Blood Therapeutics, Inc.*	470
99	Globus Medical, Inc., Class A*	2,686
37	Greatbatch, Inc.*	2,147
75	Haemonetics Corp.*	2,418
153	Halozyme Therapeutics, Inc.*	2,723
67	Halyard Health, Inc.*	2,143
51	Hanger, Inc.*	794
48	Harvard Bioscience, Inc.*	152
38	HCA Holdings, Inc.*	2,586
52	HealthEquity, Inc.*	1,716
132	HealthSouth Corp.	4,645
36	HealthStream, Inc.*	865
45	Healthways, Inc.*	597
25	HeartWare International, Inc.*	1,197
10	Henry Schein, Inc.*	1,565
42	Heron Therapeutics, Inc.*	1,258
8	Heska Corp.*	278
128	HMS Holdings Corp.*	1,553
18	Humana, Inc.	3,036
20	ICU Medical, Inc.*	2,269
123	Idera Pharmaceuticals, Inc.*	477
31	Ignyta, Inc.*	456
17	Illumina, Inc.*	3,126
16	Immune Design Corp.*	335
124	ImmunoGen, Inc.*	1,683
139	Immunomedics, Inc.*	457
104	Impax Laboratories, Inc.*	4,582
13	Imprivata, Inc.*	155
19	INC Research Holdings, Inc., Class A*	899
71	Infinity Pharmaceuticals, Inc.*	626
23	Inogen, Inc.*	880
104	Inovio Pharmaceuticals, Inc.*	771
89	Insmed, Inc.*	1,452
82	Insulet Corp.*	3,000
34	Insys Therapeutics, Inc.*	1,083
41	Integra LifeSciences Holdings Corp.*	2,571
24	Intersect ENT, Inc.*	473
39	Intra-Cellular Therapies, Inc.*	2,080
4	Intuitive Surgical, Inc.*	2,080
47	Invacare Corp.	936
11	Invitae Corp.*	85
38	InVivo Therapeutics Holdings Corp.*	367
7	Invuity, Inc.*	84
4	iRadimed Corp.*	124
182	Ironwood Pharmaceuticals, Inc.*	2,220
332	Johnson & Johnson	33,612
25	K2M Group Holdings, Inc.*	505
33	Karyopharm Therapeutics, Inc.*	617
150	Keryx Biopharmaceuticals, Inc.*	866
121	Kindred Healthcare, Inc.	1,615
42	Kite Pharma, Inc.*	3,460
20	La Jolla Pharmaceutical Co.*	676
12	Laboratory Corp. of America Holdings*	1,458
14	Landauer, Inc.	571
38	Lannett Co., Inc.*	1,404
18	Lantheus Holdings, Inc.*	64
37	LDR Holding Corp.*	1,000
17	LeMaitre Vascular, Inc.	262
60	Lexicon Pharmaceuticals, Inc.*	826

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
19	LHC Group, Inc.*	$884
25	Ligand Pharmaceuticals, Inc.*	2,677
65	Lion Biotechnologies, Inc.*	473
64	LivaNova PLC*	3,830
11	Loxo Oncology, Inc.*	362
62	Luminex Corp.*	1,334
45	MacroGenics, Inc.*	1,556
39	Magellan Health, Inc.*	2,053
14	Mallinckrodt PLC*	951
356	MannKind Corp.*	712
63	Masimo Corp.*	2,613
28	McKesson Corp.	5,302
87	MedAssets, Inc.*	2,621
32	Medgenics, Inc.*	221
96	Medicines Co. (The)*	4,033
80	Medidata Solutions, Inc.*	3,666
170	Medtronic PLC	12,808
338	Merck & Co., Inc.	17,917
60	Meridian Bioscience, Inc.	1,174
64	Merit Medical Systems, Inc.*	1,240
159	Merrimack Pharmaceuticals, Inc.*	1,496
157	MiMedx Group, Inc.*	1,407
17	Mirati Therapeutics, Inc.*	647
57	Molina Healthcare, Inc.*	3,435
88	Momenta Pharmaceuticals, Inc.*	1,572
50	Mylan N.V.*	2,565
100	Myriad Genetics, Inc.*	4,350
19	NanoString Technologies, Inc.*	290
10	NantKwest, Inc.*	163
14	Natera, Inc.*	124
15	National HealthCare Corp.	1,037
14	National Research Corp., Class A	216
48	Natus Medical, Inc.*	2,341
218	Navidea Biopharmaceuticals, Inc.*	327
190	Nektar Therapeutics*	2,975
54	Neogen Corp.*	3,189
77	NeoGenomics, Inc.*	614
8	Neos Therapeutics, Inc.*	124
123	Neurocrine Biosciences, Inc.*	6,688
24	Nevro Corp.*	1,449
30	NewLink Genetics Corp.*	1,098
7	Nivalis Therapeutics, Inc.*	58
46	Nobilis Health Corp.*	116
68	Northwest Biotherapeutics, Inc.*	314
387	Novavax, Inc.*	3,313
70	NuVasive, Inc.*	3,650
91	NxStage Medical, Inc.*	1,775
61	Ocata Therapeutics, Inc.*	523
22	Ocular Therapeutix, Inc.*	209
55	Omeros Corp.*	872
52	Omnicell, Inc.*	1,568
24	OncoMed Pharmaceuticals, Inc.*	548
137	Oncothyreon, Inc.*	486
34	Ophthotech Corp.*	2,161
81	OraSure Technologies, Inc.*	506
148	Orexigen Therapeutics, Inc.*	354
131	Organovo Holdings, Inc.*	444
27	Orthofix International N.V.*	1,068
28	Osiris Therapeutics, Inc.	287
21	Otonomy, Inc.*	554
34	OvaScience, Inc.*	321
91	Owens & Minor, Inc.	3,504
29	Oxford Immunotec Global PLC*	384
87	Pacific Biosciences of California, Inc.*	890
53	Pacira Pharmaceuticals, Inc.*	3,432
18	Paratek Pharmaceuticals, Inc.*	372
80	PAREXEL International Corp.*	5,428
10	Patterson Cos., Inc.	456
237	PDL BioPharma, Inc.	897
289	Peregrine Pharmaceuticals, Inc.*	373
14	PerkinElmer, Inc.	744
63	Pernix Therapeutics Holdings, Inc.*	189
18	Perrigo Co. PLC	2,689
24	Pfenex, Inc.*	370
740	Pfizer, Inc.	24,250
44	PharMerica Corp.*	1,497
25	Phibro Animal Health Corp., Class A	812
67	Portola Pharmaceuticals, Inc.*	3,324
42	POZEN, Inc.*	319
29	PRA Health Sciences, Inc.*	1,313
15	Press Ganey Holdings, Inc.*	484
76	Prestige Brands Holdings, Inc.*	3,868
101	Progenics Pharmaceuticals, Inc.*	679
11	Proteon Therapeutics, Inc.*	175
45	Prothena Corp. PLC*	3,174
20	Providence Service Corp. (The)*	968
49	PTC Therapeutics, Inc.*	1,472
72	Quality Systems, Inc.	1,170
17	Quest Diagnostics, Inc.	1,161
42	Quidel Corp.*	911
48	Radius Health, Inc.*	2,919
50	RadNet, Inc.*	310
116	Raptor Pharmaceutical Corp.*	733
9	Regeneron Pharmaceuticals, Inc.*	4,901
41	Regulus Therapeutics, Inc.*	413
47	Relypsa, Inc.*	1,058
47	Repligen Corp.*	1,336
50	Retrophin, Inc.*	1,118
23	Revance Therapeutics, Inc.*	893
127	Rigel Pharmaceuticals, Inc.*	417
73	Rockwell Medical, Inc.*	885
83	RTI Surgical, Inc.*	325
20	Sage Therapeutics, Inc.*	958
32	Sagent Pharmaceuticals, Inc.*	491
101	Sangamo BioSciences, Inc.*	836
65	Sarepta Therapeutics, Inc.*	2,389
72	SciClone Pharmaceuticals, Inc.*	660
12	SeaSpine Holdings Corp.*	198
17	Second Sight Medical Products, Inc.*	86
152	Select Medical Holdings Corp.	1,835
171	Sequenom, Inc.*	304
12	Seres Therapeutics, Inc.*	430
12	Sientra, Inc.*	58
41	Sorrento Therapeutics, Inc.*	328
12	Spark Therapeutics, Inc.*	693
61	Spectranetics Corp. (The)*	844
97	Spectrum Pharmaceuticals, Inc.*	582
34	St. Jude Medical, Inc.	2,145
56	STAAR Surgical Co.*	470
23	Stemline Therapeutics, Inc.*	190
123	STERIS PLC	9,395
38	Stryker Corp.	3,665
36	Sucampo Pharmaceuticals, Inc., Class A*	617
50	Supernus Pharmaceuticals, Inc.*	808
31	Surgical Care Affiliates, Inc.*	1,152
19	SurModics, Inc.*	400
145	Synergy Pharmaceuticals, Inc.*	911
131	Synta Pharmaceuticals Corp.*	56
13	T2 Biosystems, Inc.*	153
26	Tandem Diabetes Care, Inc.*	268
104	Team Health Holdings, Inc.*	5,735
14	Teladoc, Inc.*	298
60	Teligent, Inc.*	509

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
12	Tenet Healthcare Corp.*	$398
34	TESARO, Inc.*	1,735
52	Tetraphase Pharmaceuticals, Inc.*	558
51	TG Therapeutics, Inc.*	672
184	TherapeuticsMD, Inc.*	1,382
37	Theravance Biopharma, Inc.*	694
123	Theravance, Inc.	1,138
48	Thermo Fisher Scientific, Inc.	6,643
92	Threshold Pharmaceuticals, Inc.*	321
3	Tobira Therapeutics, Inc.*	40
14	Tokai Pharmaceuticals, Inc.*	161
65	TransEnterix, Inc.*	171
46	Trevena, Inc.*	579
35	Triple-S Management Corp., Class B*	925
43	Trovagene, Inc.*	278
24	Trupanion, Inc.*	196
18	U.S. Physical Therapy, Inc.	951
56	Ultragenyx Pharmaceutical, Inc.*	5,506
167	Unilife Corp.*	124
114	UnitedHealth Group, Inc.	12,849
72	Universal American Corp.	539
11	Universal Health Services, Inc., Class B	1,337
5	Utah Medical Products, Inc.	282
60	Vanda Pharmaceuticals, Inc.*	592
12	Varian Medical Systems, Inc.*	969
25	Vascular Solutions, Inc.*	889
19	Veracyte, Inc.*	137
47	Verastem, Inc.*	107
32	Versartis, Inc.*	405
29	Vertex Pharmaceuticals, Inc.*	3,751
19	Vitae Pharmaceuticals, Inc.*	273
24	Vital Therapies, Inc.*	226
150	VIVUS, Inc.*	188
37	Vocera Communications, Inc.*	486
9	vTv Therapeutics, Inc., Class A*	61
10	Waters Corp.*	1,328
64	WellCare Health Plans, Inc.*	5,279
104	West Pharmaceutical Services, Inc.	6,557
129	Wright Medical Group N.V.*	2,763
6	XBiotech, Inc.*	45
41	Xencor, Inc.*	659
85	XenoPort, Inc.*	513
132	XOMA Corp.*	176
24	Zafgen, Inc.*	406
47	ZELTIQ Aesthetics, Inc.*	1,428
20	Zimmer Biomet Holdings, Inc.	2,020
166	ZIOPHARM Oncology, Inc.*	2,171
55	Zoetis, Inc.	2,569
36	Zogenix, Inc.*	555
26	ZS Pharma, Inc.*	2,339
5	Zynerba Pharmaceuticals, Inc.*	68
		730,841
	Industrials — 1.3%

75	3M Co.	11,744
59	AAON, Inc.	1,458
51	AAR Corp.	1,253
81	ABM Industries, Inc.	2,403
74	Acacia Research Corp.	437
159	ACCO Brands Corp.*	1,227
56	Accuride Corp.*	144
86	Actuant Corp., Class A	2,129
20	ADT Corp. (The)	709
49	Advanced Drainage Systems, Inc.	1,314
61	Advisory Board Co. (The)*	3,284
53	Aegion Corp.*	1,168
90	Aerojet Rocketdyne Holdings, Inc.*	1,579
28	Aerovironment, Inc.*	716
76	Air Transport Services Group, Inc.*	723
90	Aircastle Ltd.	1,886
14	Alamo Group, Inc.	801
41	Albany International Corp., Class A	1,597
19	Allegiant Travel Co.	3,327
11	Allegion PLC	739
9	Allied Motion Technologies, Inc.	215
38	Altra Industrial Motion Corp.	1,065
29	Ameresco, Inc., Class A*	198
76	American Airlines Group, Inc.	3,136
14	American Railcar Industries, Inc.	791
11	American Science & Engineering, Inc.	481
19	American Woodmark Corp.*	1,558
29	AMETEK, Inc.	1,637
42	Apogee Enterprises, Inc.	2,109
58	Applied Industrial Technologies, Inc.	2,474
59	ARC Document Solutions, Inc.*	299
38	ArcBest Corp.	915
19	Argan, Inc.	747
27	Astec Industries, Inc.	1,088
32	Astronics Corp.*	1,238
3	Astronics Corp., Class B*	116
36	Atlas Air Worldwide Holdings, Inc.*	1,488
37	AZZ, Inc.	2,203
79	Barnes Group, Inc.	3,043
10	Barrett Business Services, Inc.	446
72	Beacon Roofing Supply, Inc.*	3,079
70	Blount International, Inc.	406
7	Blue Bird Corp.*	76
77	Boeing Co. (The)	11,200
69	Brady Corp., Class A	1,821
64	Briggs & Stratton Corp.	1,219
70	Brink’s Co. (The)	2,253
73	Builders FirstSource, Inc.*	983
17	C.H. Robinson Worldwide, Inc.	1,146
25	CAI International, Inc.*	279
57	Casella Waste Systems, Inc., Class A*	386
72	Caterpillar, Inc.	5,231
71	CBIZ, Inc.*	760
21	CDI Corp.	144
48	CEB, Inc.	3,709
42	CECO Environmental Corp.	365
39	Celadon Group, Inc.	542
44	Chart Industries, Inc.*	939
11	Cintas Corp.	1,007
25	CIRCOR International, Inc.	1,136
155	Civeo Corp.*	301
72	CLARCOR, Inc.	3,804
29	Columbus McKinnon Corp.	599
54	Comfort Systems USA, Inc.	1,714
43	Commercial Vehicle Group, Inc.*	146
45	Continental Building Products, Inc.*	821
17	Covenant Transportation Group, Inc., Class A*	357
13	CRA International, Inc.*	297
118	CSX Corp.	3,355
31	Cubic Corp.	1,505
20	Cummins, Inc.	2,007
69	Curtiss-Wright Corp.	4,858
71	Danaher Corp.	6,844
37	Deere & Co.	2,944
95	Delta Air Lines, Inc.	4,414
72	Deluxe Corp.	4,223
105	DigitalGlobe, Inc.*	1,774
32	Douglas Dynamics, Inc.	744
19	Dover Corp.	1,252

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
16	Ducommun, Inc.*	$268
4	Dun & Bradstreet Corp. (The)	431
18	DXP Enterprises, Inc.*	589
49	Dycom Industries, Inc.*	4,282
32	Eagle Bulk Shipping, Inc.*	97
56	Eaton Corp. PLC	3,257
43	Echo Global Logistics, Inc.*	1,015
91	EMCOR Group, Inc.	4,586
79	Emerson Electric Co.	3,950
30	Encore Wire Corp.	1,310
64	EnerSys	3,770
26	Engility Holdings, Inc.	900
37	Ennis, Inc.	740
40	Enphase Energy, Inc.*	67
33	EnPro Industries, Inc.	1,655
14	Equifax, Inc.	1,561
38	ESCO Technologies, Inc.	1,491
55	Essendant, Inc.	1,992
43	Esterline Technologies Corp.*	4,088
15	ExOne Co. (The)*	149
23	Expeditors International of Washington, Inc.	1,116
38	Exponent, Inc.	1,962
35	Fastenal Co.	1,420
90	Federal Signal Corp.	1,517
32	FedEx Corp.	5,073
16	Flowserve Corp.	740
17	Fluor Corp.	826
45	Forward Air Corp.	2,164
18	Franklin Covey Co.*	276
69	Franklin Electric Co., Inc.	2,250
18	FreightCar America, Inc.	436
60	FTI Consulting, Inc.*	2,243
362	FuelCell Energy, Inc.*	313
55	Furmanite Corp.*	450
29	G&K Services, Inc., Class A	1,933
100	Generac Holdings, Inc.*	3,210
71	General Cable Corp.	1,082
36	General Dynamics Corp.	5,273
1,131	General Electric Co.	33,862
45	Gibraltar Industries, Inc.*	1,201
31	Global Brass & Copper Holdings, Inc.	721
97	Golden Ocean Group Ltd.	164
28	Gorman-Rupp Co. (The)	899
19	GP Strategies Corp.*	540
15	Graham Corp.	269
57	Granite Construction, Inc.	2,324
87	Great Lakes Dredge & Dock Corp.*	394
38	Greenbrier Cos., Inc. (The)	1,287
49	Griffon Corp.	889
45	H&E Equipment Services, Inc.	900
116	Harsco Corp.	1,211
69	Hawaiian Holdings, Inc.*	2,498
28	HC2 Holdings, Inc.*	175
103	Healthcare Services Group, Inc.	3,805
73	Heartland Express, Inc.	1,399
28	HEICO Corp.	1,441
58	HEICO Corp., Class A	2,517
26	Heidrick & Struggles International, Inc.	750
18	Heritage-Crystal Clean, Inc.*	196
86	Herman Miller, Inc.	2,727
53	Hill International, Inc.*	183
91	Hillenbrand, Inc.	2,756
64	HNI Corp.	2,833
94	Honeywell International, Inc.	9,771
52	Hub Group, Inc., Class A*	2,004
9	Hurco Cos., Inc.	240
33	Huron Consulting Group, Inc.*	1,914
14	Hyster-Yale Materials Handling, Inc.	810
28	ICF International, Inc.*	998
40	Illinois Tool Works, Inc.	3,759
32	Ingersoll-Rand PLC	1,877
54	InnerWorkings, Inc.*	462
28	Insperity, Inc.	1,208
27	Insteel Industries, Inc.	659
95	Interface, Inc.	1,889
11	J.B. Hunt Transport Services, Inc.	861
15	Jacobs Engineering Group, Inc.*	662
42	John Bean Technologies Corp.	2,054
16	Kadant, Inc.	693
39	Kaman Corp.	1,565
13	Kansas City Southern	1,182
43	Kelly Services, Inc., Class A	724
48	KEYW Holding Corp. (The)*	307
36	Kforce, Inc.	970
50	Kimball International, Inc., Class B	618
76	KLX, Inc.*	2,440
90	Knight Transportation, Inc.	2,387
71	Knoll, Inc.	1,582
73	Korn/Ferry International	2,686
65	Kratos Defense & Security Solutions, Inc.*	302
15	L.B. Foster Co., Class A	186
10	L-3 Communications Holdings, Inc.	1,224
8	Lawson Products, Inc./DE*	224
17	Lindsay Corp.	1,186
32	Lockheed Martin Corp.	7,013
31	LSI Industries, Inc.	366
25	Lydall, Inc.*	910
35	Marten Transport Ltd.	633
41	Masco Corp.	1,226
44	Masonite International Corp.*	2,902
96	MasTec, Inc.*	1,961
63	Matson, Inc.	3,258
48	Matthews International Corp., Class A	2,871
38	McGrath RentCorp	1,109
141	Meritor, Inc.*	1,514
21	Milacron Holdings Corp.*	309
16	Miller Industries, Inc.	351
24	Mistras Group, Inc.*	517
66	Mobile Mini, Inc.	2,340
56	Moog, Inc., Class A*	3,700
149	MRC Global, Inc.*	2,204
42	MSA Safety, Inc.	1,970
82	Mueller Industries, Inc.	2,582
232	Mueller Water Products, Inc., Class A	2,162
18	Multi-Color Corp.	1,125
30	MYR Group, Inc.*	636
7	National Presto Industries, Inc.	609
70	Navigant Consulting, Inc.*	1,225
118	Navios Maritime Holdings, Inc.	188
74	Navistar International Corp.*	1,074
39	NCI Building Systems, Inc.*	463
15	Neff Corp., Class A*	125
44	Nielsen Holdings PLC	2,054
10	NL Industries, Inc.*	36
39	NN, Inc.	665
36	Norfolk Southern Corp.	3,422
14	Nortek, Inc.*	674
22	Northrop Grumman Corp.	4,100
14	Northwest Pipe Co.*	166
7	NV5 Holdings, Inc.*	163
4	Omega Flex, Inc.	160
75	On Assignment, Inc.*	3,501

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
40	Orion Marine Group, Inc.*	$175
43	PACCAR, Inc.	2,234
4	PAM Transportation Services, Inc.*	124
17	Parker-Hannifin Corp.	1,779
13	Park-Ohio Holdings Corp.	546
18	Patrick Industries, Inc.*	746
240	Pendrell Corp.*	128
22	Pentair PLC	1,247
69	PGT, Inc.*	767
24	Pitney Bowes, Inc.	518
251	Plug Power, Inc.*	552
31	Ply Gem Holdings, Inc.*	409
13	Powell Industries, Inc.	456
7	Power Solutions International, Inc.*	165
32	PowerSecure International, Inc.*	447
16	Precision Castparts Corp.	3,705
4	Preformed Line Products Co.	167
56	Primoris Services Corp.	1,292
34	Proto Labs, Inc.*	2,301
41	Quad/Graphics, Inc.	423
49	Quanex Building Products Corp.	912
20	Quanta Services, Inc.*	441
45	Radiant Logistics, Inc.*	193
55	Raven Industries, Inc.	917
36	Raytheon Co.	4,465
34	RBC Bearings, Inc.*	2,401
35	Real Industry, Inc.*	360
73	Republic Airways Holdings, Inc.*	310
29	Republic Services, Inc.	1,274
54	Resources Connection, Inc.	986
147	Rexnord Corp.*	3,003
41	Roadrunner Transportation Systems, Inc.*	452
16	Robert Half International, Inc.	819
16	Rockwell Automation, Inc.	1,703
16	Rockwell Collins, Inc.	1,483
12	Roper Technologies, Inc.	2,322
78	RPX Corp.*	1,082
51	Rush Enterprises, Inc., Class A*	1,241
6	Ryder System, Inc.	396
55	Safe Bulkers, Inc.	75
36	Saia, Inc.*	882
485	Scorpio Bulkers, Inc.*	438
61	Simpson Manufacturing Co., Inc.	2,265
75	SkyWest, Inc.	1,546
7	Snap-on, Inc.	1,205
79	Southwest Airlines Co.	3,625
24	SP Plus Corp.*	604
14	Sparton Corp.*	297
18	Standex International Corp.	1,609
18	Stanley Black & Decker, Inc.	1,965
120	Steelcase, Inc., Class A	2,400
10	Stericycle, Inc.*	1,207
21	Stock Building Supply Holdings, Inc.*	361
33	Sun Hydraulics Corp.	1,087
26	Sunrun, Inc.*	173
127	Swift Transportation Co.*	2,028
48	TAL International Group, Inc.*	969
77	TASER International, Inc.*	1,440
30	Team, Inc.*	1,145
51	Teledyne Technologies, Inc.*	4,718
27	Tennant Co.	1,681
87	Tetra Tech, Inc.	2,418
32	Textainer Group Holdings Ltd.	494
33	Textron, Inc.	1,408
46	Thermon Group Holdings, Inc.*	838
62	Titan International, Inc.	269
25	Titan Machinery, Inc.*	314
25	TRC Cos., Inc.*	266
46	Trex Co., Inc.*	1,992
65	TriMas Corp.*	1,406
59	TriNet Group, Inc.*	1,165
61	TrueBlue, Inc.*	1,787
54	Tutor Perini Corp.*	1,017
12	Twin Disc, Inc.	139
51	Tyco International PLC	1,801
31	Ultrapetrol (Bahamas) Ltd.*	13
21	UniFirst Corp.	2,280
104	Union Pacific Corp.	8,731
45	United Continental Holdings, Inc.*	2,508
84	United Parcel Service, Inc., Class B	8,653
11	United Rentals, Inc.*	865
99	United Technologies Corp.	9,509
58	Univar, Inc.*	1,099
29	Universal Forest Products, Inc.	2,241
11	Universal Truckload Services, Inc.	179
31	US Ecology, Inc.	1,173
14	USA Truck, Inc.*	279
133	UTi Worldwide, Inc.*	931
15	Vectrus, Inc.*	362
19	Verisk Analytics, Inc.*	1,424
12	Veritiv Corp.*	474
29	Viad Corp.	895
24	Vicor Corp.*	222
36	Virgin America, Inc.*	1,310
14	Volt Information Sciences, Inc.*	118
6	VSE Corp.	371
7	W.W. Grainger, Inc.	1,404
98	Wabash National Corp.*	1,271
52	WageWorks, Inc.*	2,212
50	Waste Management, Inc.	2,689
41	Watts Water Technologies, Inc., Class A	2,276
64	Werner Enterprises, Inc.	1,725
89	Wesco Aircraft Holdings, Inc.*	1,191
75	West Corp.	1,913
94	Woodward, Inc.	4,740
16	Xerium Technologies, Inc.*	186
103	XPO Logistics, Inc.*	3,142
22	Xylem, Inc.	821
47	YRC Worldwide, Inc.*	796
		542,654
	Information Technology — 2.3%

18	6D Global Technologies, Inc.*^	26
49	A10 Networks, Inc.*	378
75	Accenture PLC, Class A	8,041
169	ACI Worldwide, Inc.*	3,975
60	Activision Blizzard, Inc.	2,260
113	Acxiom Corp.*	2,588
60	Adobe Systems, Inc.*	5,488
72	ADTRAN, Inc.	1,174
59	Advanced Energy Industries, Inc.*	1,721
919	Advanced Micro Devices, Inc.*	2,169
34	Aerohive Networks, Inc.*	207
22	Agilysys, Inc.*	244
21	Akamai Technologies, Inc.*	1,210
12	Alarm.com Holdings, Inc.*	211
7	Alliance Data Systems Corp.*	2,008
21	Alliance Fiber Optic Products, Inc.	333
28	Alpha & Omega Semiconductor Ltd.*	273
35	Alphabet, Inc., Class A*	26,700
35	Alphabet, Inc., Class C*	25,991
36	Altera Corp.	1,901

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
45	Ambarella, Inc.*	$2,826
26	Amber Road, Inc.*	125
36	American Software, Inc., Class A	373
143	Amkor Technology, Inc.*	972
37	Amphenol Corp., Class A	2,037
38	Analog Devices, Inc.	2,342
63	Angie’s List, Inc.*	681
41	Anixter International, Inc.*	2,795
7	Apigee Corp.*	50
8	Appfolio, Inc., Class A*	131
684	Apple, Inc.	80,917
144	Applied Materials, Inc.	2,703
117	Applied Micro Circuits Corp.*	856
25	Applied Optoelectronics, Inc.*	469
123	Aspen Technology, Inc.*	5,406
27	Autodesk, Inc.*	1,714
56	Automatic Data Processing, Inc.	4,831
31	Avago Technologies Ltd.	4,044
59	AVG Technologies N.V.*	1,244
47	Avid Technology, Inc.*	357
67	AVX Corp.	904
164	Axcelis Technologies, Inc.*	433
21	Badger Meter, Inc.	1,277
96	Bankrate, Inc.*	1,400
12	Barracuda Networks, Inc.*	228
88	Bazaarvoice, Inc.*	407
15	Bel Fuse, Inc., Class B	311
62	Belden, Inc.	3,892
76	Benchmark Electronics, Inc.*	1,631
11	Benefitfocus, Inc.*	446
22	Black Box Corp.	249
68	Blackbaud, Inc.	4,201
78	Blackhawk Network Holdings, Inc.*	3,693
59	Blucora, Inc.*	627
59	Bottomline Technologies (de), Inc.*	1,824
19	Box, Inc., Class A*	266
47	Brightcove, Inc.*	328
67	Broadcom Corp., Class A	3,660
42	BroadSoft, Inc.*	1,681
97	Brooks Automation, Inc.	1,082
38	CA, Inc.	1,068
36	Cabot Microelectronics Corp.*	1,511
35	CACI International, Inc., Class A*	3,509
52	CalAmp Corp.*	961
64	Calix, Inc.*	507
80	Callidus Software, Inc.*	1,660
26	Carbonite, Inc.*	253
65	Cardtronics, Inc.*	2,445
28	Care.com, Inc.*	193
20	Cascade Microtech, Inc.*	325
17	Cass Information Systems, Inc.	916
80	Cavium, Inc.*	5,369
30	CEVA, Inc.*	762
31	ChannelAdvisor Corp.*	406
61	Checkpoint Systems, Inc.	384
114	Ciber, Inc.*	402
178	Ciena Corp.*	4,457
47	Cimpress N.V.*	4,335
92	Cirrus Logic, Inc.*	3,042
610	Cisco Systems, Inc.	16,622
19	Citrix Systems, Inc.*	1,457
16	Clearfield, Inc.*	216
2	Code Rebel Corp.*	7
73	Cognizant Technology Solutions Corp., Class A*	4,714
34	Coherent, Inc.*	2,309
37	Cohu, Inc.	485
65	CommVault Systems, Inc.*	2,664
50	comScore, Inc.*	2,105
23	Comtech Telecommunications Corp.	507
46	Constant Contact, Inc.*	1,439
30	Control4 Corp.*	218
143	Convergys Corp.	3,684
78	Cornerstone OnDemand, Inc.*	2,801
147	Corning, Inc.	2,753
59	Cray, Inc.*	2,046
47	CSG Systems International, Inc.	1,679
16	CSRA, Inc.*	504
48	CTS Corp.	911
34	Cvent, Inc.*	1,228
56	Daktronics, Inc.	486
30	Datalink Corp.*	220
48	Demandware, Inc.*	2,455
64	DHI Group, Inc.*	596
94	Diebold, Inc.	3,259
36	Digi International, Inc.*	450
11	Digimarc Corp.*	391
81	Digital Turbine, Inc.*	125
54	Diodes, Inc.*	1,258
32	DSP Group, Inc.*	334
26	DTS, Inc.*	669
149	EarthLink Holdings Corp.	1,369
25	Eastman Kodak Co.*	326
134	eBay, Inc.*	3,965
39	Ebix, Inc.	1,463
24	Electro Rent Corp.	248
37	Electronic Arts, Inc.*	2,508
68	Electronics For Imaging, Inc.*	3,337
42	Ellie Mae, Inc.*	2,681
231	EMC Corp.	5,854
28	EMCORE Corp.*	203
85	Endurance International Group Holdings, Inc.*	1,187
39	EnerNOC, Inc.*	166
203	Entegris, Inc.*	2,765
56	Envestnet, Inc.*	1,815
71	EPAM Systems, Inc.*	5,590
47	EPIQ Systems, Inc.	636
8	ePlus, Inc.*	706
75	Euronet Worldwide, Inc.*	5,829
95	Everi Holdings, Inc.*	363
95	EVERTEC, Inc.	1,632
31	Everyday Health, Inc.*	191
57	Exar Corp.*	367
48	ExlService Holdings, Inc.*	2,245
145	Extreme Networks, Inc.*	641
9	F5 Networks, Inc.*	927
51	Fabrinet*	1,220
271	Facebook, Inc., Class A*	28,249
45	Fair Isaac Corp.	4,286
168	Fairchild Semiconductor International, Inc.*	3,283
25	FARO Technologies, Inc.*	752
60	FEI Co.	4,801
34	Fidelity National Information Services, Inc.	2,165
150	Finisar Corp.*	1,810
9	First Solar, Inc.*	509
28	Fiserv, Inc.*	2,695
34	Five9, Inc.*	226
55	Fleetmatics Group PLC*	3,283
17	FLIR Systems, Inc.	520
83	FormFactor, Inc.*	723
15	Forrester Research, Inc.	490

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
40	Gigamon, Inc.*	$1,084
22	Globant S.A.*	774
174	Glu Mobile, Inc.*	588
81	Gogo, Inc.*	1,454
109	GrubHub, Inc.*	2,795
50	GSI Group, Inc.*	716
35	GTT Communications, Inc.*	742
27	Guidance Software, Inc.*	165
101	Guidewire Software, Inc.*	5,992
35	Hackett Group, Inc. (The)	663
128	Harmonic, Inc.*	708
15	Harris Corp.	1,247
53	Heartland Payment Systems, Inc.	4,205
217	Hewlett Packard Enterprise Co.*	3,225
11	Hortonworks, Inc.*	187
217	HP, Inc.	2,721
27	HubSpot, Inc.*	1,464
76	II-VI, Inc.*	1,415
51	Imation Corp.*	99
40	Immersion Corp.*	536
38	Imperva, Inc.*	2,836
192	Infinera Corp.*	4,324
82	Infoblox, Inc.*	1,233
55	Inphi Corp.*	1,768
56	Insight Enterprises, Inc.*	1,500
214	Integrated Device Technology, Inc.*	6,001
46	Integrated Silicon Solution, Inc.	1,053
570	Intel Corp.	19,819
25	Interactive Intelligence Group, Inc.*	861
52	InterDigital, Inc.	2,740
79	Internap Corp.*	567
108	International Business Machines Corp.	15,057
190	Intersil Corp., Class A	2,751
58	Intralinks Holdings, Inc.*	593
33	Intuit, Inc.	3,307
112	InvenSense, Inc.*	1,298
56	Itron, Inc.*	2,013
88	Ixia*	1,149
36	IXYS Corp.	458
70	j2 Global, Inc.	5,633
67	Jive Software, Inc.*	336
42	Juniper Networks, Inc.	1,265
42	Kimball Electronics, Inc.*	481
19	KLA-Tencor Corp.	1,263
126	Knowles Corp.*	2,075
96	Kopin Corp.*	276
23	KVH Industries, Inc.*	227
19	Lam Research Corp.	1,486
169	Lattice Semiconductor Corp.*	1,063
88	Limelight Networks, Inc.*	149
29	Linear Technology Corp.	1,326
93	Lionbridge Technologies, Inc.*	493
35	Liquidity Services, Inc.*	239
33	Littelfuse, Inc.	3,582
82	LivePerson, Inc.*	640
36	LogMeIn, Inc.*	2,571
27	Luxoft Holding, Inc.*	2,092
34	M/A-COM Technology Solutions Holdings, Inc.*	1,256
107	Manhattan Associates, Inc.*	8,196
35	ManTech International Corp., Class A	1,172
47	Marchex, Inc., Class B	200
43	Marin Software, Inc.*	167
50	Marketo, Inc.*	1,513
120	MasterCard, Inc., Class A	11,750
108	Mattson Technology, Inc.*	322
95	MAXIMUS, Inc.	5,391
75	MaxLinear, Inc., Class A*	1,312
10	MaxPoint Interactive, Inc.*	16
144	Mentor Graphics Corp.	2,697
49	Mercury Systems, Inc.*	959
4	Mesa Laboratories, Inc.	433
55	Methode Electronics, Inc.	1,984
25	Microchip Technology, Inc.	1,207
129	Micron Technology, Inc.*	2,055
137	Microsemi Corp.*	4,933
960	Microsoft Corp.	52,176
13	MicroStrategy, Inc., Class A*	2,254
10	MINDBODY, Inc., Class A*	177
77	MKS Instruments, Inc.	2,839
56	MobileIron, Inc.*	243
30	Model N, Inc.*	349
55	ModusLink Global Solutions, Inc.*	150
42	MoneyGram International, Inc.*	369
57	Monolithic Power Systems, Inc.	3,895
58	Monotype Imaging Holdings, Inc.	1,533
131	Monster Worldwide, Inc.*	844
19	Motorola Solutions, Inc.	1,364
22	MTS Systems Corp.	1,400
13	Multi-Fineline Electronix, Inc.*	321
35	Nanometrics, Inc.*	552
40	NeoPhotonics Corp.*	415
36	NetApp, Inc.	1,104
46	NETGEAR, Inc.*	2,029
133	NetScout Systems, Inc.*	4,402
80	NeuStar, Inc., Class A*	2,016
8	New Relic, Inc.*	301
58	Newport Corp.*	962
95	NIC, Inc.	1,939
73	Nimble Storage, Inc.*	764
54	Novatel Wireless, Inc.*	99
7	NVE Corp.	417
61	NVIDIA Corp.	1,935
141	Oclaro, Inc.*	485
84	OmniVision Technologies, Inc.*	2,453
38	OPOWER, Inc.*	357
390	Oracle Corp.	15,198
29	OSI Systems, Inc.*	2,715
15	Park City Group, Inc.*	173
29	Park Electrochemical Corp.	508
39	Paychex, Inc.	2,116
46	Paycom Software, Inc.*	2,006
22	Paylocity Holding Corp.*	967
133	PayPal Holdings, Inc.*	4,690
15	PC Connection, Inc.*	335
39	PDF Solutions, Inc.*	435
52	Pegasystems, Inc.	1,536
51	Perficient, Inc.*	891
17	PFSweb, Inc.*	224
96	Photronics, Inc.*	1,053
51	Plantronics, Inc.	2,698
49	Plexus Corp.*	1,823
252	PMC-Sierra, Inc.*	2,981
195	Polycom, Inc.*	2,658
43	Power Integrations, Inc.	2,223
73	Progress Software Corp.*	1,751
57	Proofpoint, Inc.*	4,179
35	PROS Holdings, Inc.*	861
28	Q2 Holdings, Inc.*	769
15	QAD, Inc., Class A	348
132	Qlik Technologies, Inc.*	4,199
126	QLogic Corp.*	1,625
17	Qorvo, Inc.*	987
189	QUALCOMM, Inc.	9,221

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
36	Qualys, Inc.*	$1,385
311	Quantum Corp.*	274
51	QuinStreet, Inc.*	249
88	Quotient Technology, Inc.*	611
167	Rambus, Inc.*	1,992
12	Rapid7, Inc.*	206
58	RealD, Inc.*	609
33	RealNetworks, Inc.*	137
76	RealPage, Inc.*	1,688
22	Red Hat, Inc.*	1,791
12	Reis, Inc.	300
55	RetailMeNot, Inc.*	537
77	RingCentral, Inc., Class A*	1,764
38	Rocket Fuel, Inc.*	133
41	Rofin-Sinar Technologies, Inc.*	1,178
27	Rogers Corp.*	1,497
128	Rovi Corp.*	1,512
37	Rubicon Project, Inc. (The)*	546
109	Ruckus Wireless, Inc.*	1,248
46	Rudolph Technologies, Inc.*	655
74	salesforce.com, Inc.*	5,897
25	SanDisk Corp.	1,847
119	Sanmina Corp.*	2,698
35	Sapiens International Corp. N.V.	381
41	ScanSource, Inc.*	1,575
66	Science Applications International Corp.	3,316
40	SciQuest, Inc.*	516
48	Seachange International, Inc.*	335
36	Seagate Technology PLC	1,294
96	Semtech Corp.*	1,930
85	ServiceSource International, Inc.*	459
93	ShoreTel, Inc.*	954
28	Shutterstock, Inc.*	1,016
51	Sigma Designs, Inc.*	443
50	Silicon Graphics International Corp.*	293
62	Silicon Laboratories, Inc.*	3,355
53	Silver Spring Networks, Inc.*	706
23	Skyworks Solutions, Inc.	1,909
71	Sonus Networks, Inc.*	500
24	SPS Commerce, Inc.*	1,784
21	Stamps.com, Inc.*	2,129
74	Stratasys Ltd.*	1,850
53	Super Micro Computer, Inc.*	1,302
56	Sykes Enterprises, Inc.*	1,782
82	Symantec Corp.	1,606
53	Synaptics, Inc.*	4,758
56	Synchronoss Technologies, Inc.*	2,205
42	SYNNEX Corp.	3,959
45	Syntel, Inc.*	2,179
122	Take-Two Interactive Software, Inc.*	4,315
56	Tangoe, Inc.*	482
48	TE Connectivity Ltd.	3,220
53	Tech Data Corp.*	3,585
28	TechTarget, Inc.*	242
73	TeleCommunication Systems, Inc., Class A*	359
41	Telenav, Inc.*	292
23	TeleTech Holdings, Inc.	667
16	Teradata Corp.*	479
76	Tessera Technologies, Inc.	2,421
123	Texas Instruments, Inc.	7,149
29	Textura Corp.*	700
140	TiVo, Inc.*	1,259
20	Total System Services, Inc.	1,119
10	Travelzoo, Inc.*	85
71	TrueCar, Inc.*	570
85	TTM Technologies, Inc.*	666
22	TubeMogul, Inc.*	272
49	Tyler Technologies, Inc.*	8,744
44	Ubiquiti Networks, Inc.*	1,535
46	Ultra Clean Holdings, Inc.*	233
40	Ultratech, Inc.*	664
72	Unisys Corp.*	926
21	United Online, Inc.*	242
58	Universal Display Corp.*	3,048
13	Varonis Systems, Inc.*	232
42	VASCO Data Security International, Inc.*	785
58	Veeco Instruments, Inc.*	1,186
89	Verint Systems, Inc.*	4,170
12	VeriSign, Inc.*	1,073
62	ViaSat, Inc.*	3,843
131	Violin Memory, Inc.*	172
65	VirnetX Holding Corp.*	169
43	Virtusa Corp.*	2,118
234	Visa, Inc., Class A	18,488
196	Vishay Intertechnology, Inc.	2,336
18	Vishay Precision Group, Inc.*	217
63	Web.com Group, Inc.*	1,525
55	WebMD Health Corp.*	2,502
28	Western Digital Corp.	1,747
61	Western Union Co. (The)	1,150
27	Wix.com Ltd.*	671
11	Workiva, Inc.*	206
11	Xactly Corp.*	108
79	Xcerra Corp.*	478
114	Xerox Corp.	1,203
31	Xilinx, Inc.	1,540
38	XO Group, Inc.*	640
33	Xura, Inc.*	854
104	Yahoo!, Inc.*	3,516
78	Zendesk, Inc.*	1,998
83	Zix Corp.*	466
		919,573
	Materials — 0.4%

42	A. Schulman, Inc.	1,454
6	AEP Industries, Inc.*	547
23	Air Products & Chemicals, Inc.	3,148
8	Airgas, Inc.	1,106
257	AK Steel Holding Corp.*	612
157	Alcoa, Inc.	1,470
42	American Vanguard Corp.	662
11	Avery Dennison Corp.	726
101	Axiall Corp.	2,105
45	Balchem Corp.	3,082
17	Ball Corp.	1,180
172	Berry Plastics Group, Inc.*	6,254
57	Boise Cascade Co.*	1,784
76	Calgon Carbon Corp.	1,285
73	Carpenter Technology Corp.	2,624
71	Century Aluminum Co.*	265
28	CF Industries Holdings, Inc.	1,292
10	Chase Corp.	444
97	Chemtura Corp.*	2,980
28	Clearwater Paper Corp.*	1,367
221	Cliffs Natural Resources, Inc.*	495
196	Coeur Mining, Inc.*	502
167	Commercial Metals Co.	2,470
11	Core Molding Technologies, Inc.*	157
16	Deltic Timber Corp.	1,049
139	Dow Chemical Co. (The)	7,246
109	E.I. du Pont de Nemours & Co.	7,340

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
18	Eastman Chemical Co.	$1,308
32	Ecolab, Inc.	3,813
105	Ferro Corp.*	1,261
77	Flotek Industries, Inc.*	879
16	FMC Corp.	688
136	Freeport-McMoRan, Inc.	1,112
35	FutureFuel Corp.	501
94	Globe Specialty Metals, Inc.	956
44	Greif, Inc., Class A	1,561
73	H.B. Fuller Co.	2,906
4	Handy & Harman Ltd.*	92
15	Hawkins, Inc.	615
18	Haynes International, Inc.	704
107	Headwaters, Inc.*	2,051
535	Hecla Mining Co.	1,033
82	Horsehead Holding Corp.*	202
28	Innophos Holdings, Inc.	832
35	Innospec, Inc.	2,044
10	International Flavors & Fragrances, Inc.	1,200
50	International Paper Co.	2,092
81	Intrepid Potash, Inc.*	291
25	Kaiser Aluminum Corp.	2,143
123	KapStone Paper and Packaging Corp.	2,985
14	KMG Chemicals, Inc.	276
30	Koppers Holdings, Inc.*	685
45	Kraton Performance Polymers, Inc.*	1,001
30	Kronos Worldwide, Inc.	194
206	Louisiana-Pacific Corp.*	3,790
29	LSB Industries, Inc.*	206
45	LyondellBasell Industries N.V., Class A	4,312
8	Martin Marietta Materials, Inc.	1,259
29	Materion Corp.	842
50	Minerals Technologies, Inc.	3,077
53	Monsanto Co.	5,043
40	Mosaic Co. (The)	1,266
35	Myers Industries, Inc.	543
24	Neenah Paper, Inc.	1,595
63	Newmont Mining Corp.	1,160
38	Nucor Corp.	1,575
238	Olin Corp.	5,181
13	Olympic Steel, Inc.	146
68	OMNOVA Solutions, Inc.*	511
19	Owens-Illinois, Inc.*	367
62	P. H. Glatfelter Co.	1,103
129	PolyOne Corp.	4,641
32	PPG Industries, Inc.	3,384
34	Praxair, Inc.	3,835
19	Quaker Chemical Corp.	1,619
59	Rayonier Advanced Materials, Inc.	661
33	Rentech, Inc.*	94
16	Ryerson Holding Corp.*	79
38	Schnitzer Steel Industries, Inc., Class A	627
44	Schweitzer-Mauduit International, Inc.	1,840
25	Sealed Air Corp.	1,134
63	Senomyx, Inc.*	292
68	Sensient Technologies Corp.	4,545
10	Sherwin-Williams Co. (The)	2,761
28	Stepan Co.	1,458
174	Stillwater Mining Co.*	1,629
37	Summit Materials, Inc., Class A*	843
94	SunCoke Energy, Inc.	355
58	TimkenSteel Corp.	592
29	Trecora Resources*	419
36	Tredegar Corp.	567
17	Trinseo S.A.*	486
92	Tronox Ltd., Class A	535
3	United States Lime & Minerals, Inc.	155
21	US Concrete, Inc.*	1,233
28	Valhi, Inc.	51
16	Vulcan Materials Co.	1,643
59	Wausau Paper Corp.	604
31	WestRock Co.	1,570
69	Worthington Industries, Inc.	2,123
		158,822
	Telecommunication Services — 0.2%

127	8x8, Inc.*	1,499
738	AT&T, Inc.	24,848
15	Atlantic Tele-Network, Inc.	1,180
53	Boingo Wireless, Inc.*	351
68	CenturyLink, Inc.	1,831
303	Cincinnati Bell, Inc.*	1,142
67	Cogent Communications Holdings, Inc.	2,248
73	Consolidated Communications Holdings, Inc.	1,591
30	FairPoint Communications, Inc.*	549
140	Frontier Communications Corp.	699
50	General Communication, Inc., Class A*	1,038
688	Globalstar, Inc.*	1,500
16	Hawaiian Telcom Holdco, Inc.*	380
24	IDT Corp., Class B	300
89	inContact, Inc.*	878
48	Inteliquent, Inc.	922
41	Intelsat S.A.*	191
119	Iridium Communications, Inc.*	972
35	Level 3 Communications, Inc.*	1,779
33	Lumos Networks Corp.	389
25	NTELOS Holdings Corp.*	229
86	ORBCOMM, Inc.*	551
19	pdvWireless, Inc.*	502
67	Premiere Global Services, Inc.*	929
35	Shenandoah Telecommunications Co.	1,690
31	Spok Holdings, Inc.	573
14	Straight Path Communications, Inc., Class B*	168
488	Verizon Communications, Inc.	22,180
268	Vonage Holdings Corp.*	1,729
146	Windstream Holdings, Inc.	910
		73,748
	Utilities — 0.4%

71	Abengoa Yield PLC	1,028
82	AES Corp. (The)	819
14	AGL Resources, Inc.	876
70	ALLETE, Inc.	3,566
29	Ameren Corp.	1,269
59	American Electric Power Co., Inc.	3,305
55	American States Water Co.	2,301
11	Artesian Resources Corp., Class A	288
176	Atlantic Power Corp.	352
90	Avista Corp.	3,115
65	Black Hills Corp.	2,790
69	California Water Service Group	1,555
52	CenterPoint Energy, Inc.	881
22	Chesapeake Utilities Corp.	1,172
87	Cleco Corp.	4,360
33	CMS Energy Corp.	1,156
16	Connecticut Water Service, Inc.	581
35	Consolidated Edison, Inc.	2,175
21	Consolidated Water Co. Ltd.	255
71	Dominion Resources, Inc.	4,783
22	DTE Energy Co.	1,771
83	Duke Energy Corp.	5,624
185	Dynegy, Inc.*	2,982

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
39	Edison International	$2,315
58	El Paso Electric Co.	2,242
63	Empire District Electric Co. (The)	1,435
22	Entergy Corp.	1,466
38	Eversource Energy	1,936
110	Exelon Corp.	3,004
51	FirstEnergy Corp.	1,601
18	Genie Energy Ltd., Class B*	206
73	IDACORP, Inc.	4,967
63	Laclede Group, Inc. (The)	3,677
50	MGE Energy, Inc.	2,173
23	Middlesex Water Co.	589
124	New Jersey Resources Corp.	3,726
55	NextEra Energy, Inc.	5,492
38	NiSource, Inc.	729
39	Northwest Natural Gas Co.	1,903
68	NorthWestern Corp.	3,708
40	NRG Energy, Inc.	494
50	NRG Yield, Inc., Class A	680
91	NRG Yield, Inc., Class C	1,287
76	ONE Gas, Inc.	3,705
54	Ormat Technologies, Inc.	1,985
54	Otter Tail Corp.	1,438
81	Pattern Energy Group, Inc.	1,451
30	Pepco Holdings, Inc.	770
59	PG&E Corp.	3,111
114	Piedmont Natural Gas Co., Inc.	6,629
13	Pinnacle West Capital Corp.	824
115	PNM Resources, Inc.	3,335
128	Portland General Electric Co.	4,726
80	PPL Corp.	2,723
61	Public Service Enterprise Group, Inc.	2,385
17	SCANA Corp.	1,005
28	Sempra Energy	2,778
23	SJW Corp.	699
99	South Jersey Industries, Inc.	2,273
109	Southern Co. (The)	4,855
68	Southwest Gas Corp.	3,813
4	Spark Energy, Inc., Class A	72
121	Talen Energy Corp.*	943
28	TECO Energy, Inc.	737
62	TerraForm Global, Inc., Class A	250
82	UIL Holdings Corp.	4,170
20	Unitil Corp.	703
30	Vivint Solar, Inc.*	243
38	WEC Energy Group, Inc.	1,874
72	WGL Holdings, Inc.	4,440
61	Xcel Energy, Inc.	2,175
19	York Water Co. (The)	453
		155,199
	Total Common Stocks (Cost $4,283,502)	4,773,821

Principal Amount
	U.S. Government & Agency Security (a) — 68.8%
	U.S. Treasury Bill
$27,796,000	0.00%, due 02/04/16	27,790,042
	Total U.S. Government & Agency Security (Cost 27,793,164)	27,790,042

	Repurchase Agreements (a) — 16.1%
$6,508,365	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,508,385	6,508,365
	Total Repurchase Agreements (Cost $6,508,365)	6,508,365

	Total Investment Securities (Cost $38,585,031) — 96.8%	39,072,228
	Other assets less liabilities — 3.2%	1,309,239
	Net Assets — 100.0%	$40,381,467

*	Non-income producing security.
#	Amount represents less than one share.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $26 or 0.00% of net assets.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT     Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$630,327
Aggregate gross unrealized depreciation	(188,411)
Net unrealized appreciation	$441,916
Federal income tax cost of investments	$38,630,312

See accompanying notes to the financial statements.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	31	12/14/15	$2,047,356	$112,489

Cash collateral in the amount of $56,265 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements(1)

Hedge Replication ETF had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$27,575	11/06/17	Credit Suisse International	(0.06)%	iShares® MSCI Emerging Markets ETF	$(1,062)	—	—	—
128,890	11/06/17	Credit Suisse International	0.64%	S&P 500® Total Return Index	(985)	—	—	—
201,569	11/06/17	Credit Suisse International	(0.06)%	Russell 2000® Total Return Index	(77)	—	—	—
708,922	01/06/16	Credit Suisse International	(0.11)%	iShares® MSCI EAFE ETF	404,350	—	—	—
1,066,956					402,226	$—	$(401,000)	$1,226
63,918	11/06/17	Deutsche Bank AG	(0.39)%	iShares® MSCI Emerging Markets ETF	(2,448)	—	—	—
225,011	01/06/16	Deutsche Bank AG	0.36%	iShares® MSCI EAFE ETF	66,979	—	—	—
274,182	11/06/17	Deutsche Bank AG	(0.04)%	Russell 2000® Total Return Index	(106)	—	—	—
563,111					64,425	—	(50,000)	14,425
12,226	01/06/16	Morgan Stanley & Co. International PLC	(0.06)%	iShares® MSCI Emerging Markets ETF	681	—	—	—
33,891	11/06/17	Morgan Stanley & Co. International PLC	0.59%	S&P 500® Total Return Index	308	—	—	—
46,117					989	—	—	989
1,699	11/06/17	Societe Generale	0.19%	Russell 2000® Total Return Index	77	—	—	—
14,552	01/06/16	Societe Generale	0.59%	iShares® MSCI EAFE ETF	11,708	—	—	—
1,263,533	11/06/17	Societe Generale	(0.16)%	iShares® MSCI Emerging Markets ETF	(45,281)	—	—	—
1,279,784					(33,496)	—	33,496	—
3,211	11/06/17	UBS AG	0.04%	Russell 2000® Total Return Index	146	—	—	—
11,619	01/06/16	UBS AG	0.29%	iShares® MSCI Emerging Markets ETF	783	—	—	—
5,870,971	01/09/17	UBS AG	(0.11)%	iShares® MSCI EAFE ETF	218,238	—	—	—
5,885,801					219,167	—	—	219,167
$8,841,769					$653,311

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

RAFI® Long/Short

Shares		Value
	Common Stocks (a) — 97.0%
	Consumer Discretionary — 11.3%

4,643	Abercrombie & Fitch Co., Class A	$118,722
8,687	American Eagle Outfitters, Inc.	135,257
5,548	Apollo Education Group, Inc.*	39,169
5,726	Best Buy Co., Inc.	181,972
2,516	Big Lots, Inc.	113,195
3,042	Carnival Corp.	153,712
1,776	Core-Mark Holding Co., Inc.	151,475
2,330	CST Brands, Inc.	86,769
24,663	Ford Motor Co.	353,421
2,968	GameStop Corp., Class A	103,969
10,909	General Motors Co.	394,906
5,142	Goodyear Tire & Rubber Co. (The)	179,353
1,275	Group 1 Automotive, Inc.	103,556
21,751	J.C. Penney Co., Inc.*	173,355
3,066	Johnson Controls, Inc.	141,036
2,245	Kohl’s Corp.	105,807
4,381	Liberty Interactive Corp. QVC Group, Class A*	116,009
2,280	Macy’s, Inc.	89,102
4,815	Mattel, Inc.	119,701
1,745	McDonald’s Corp.	199,209
3,018	Murphy USA, Inc.*	179,752
7,654	News Corp., Class A	109,835
11,029	Office Depot, Inc.*	72,681
4,392	Rent-A-Center, Inc.	75,367
3,739	Sears Holdings Corp.*	82,744
11,874	Staples, Inc.	143,319
3,759	Target Corp.	272,528
2,390	Time Warner Cable, Inc.	441,600
2,489	Time Warner, Inc.	174,180
5,799	Time, Inc.	96,495
8,035	TravelCenters of America LLC*	79,868
1,111	Visteon Corp.*	133,220
691	Wynn Resorts Ltd.	43,374
		4,964,658
	Consumer Staples — 7.6%

7,372	Archer-Daniels-Midland Co.	269,004
20,888	Avon Products, Inc.	72,064
3,596	Bunge Ltd.	239,529
4,976	ConAgra Foods, Inc.	203,668
1,280	Costco Wholesale Corp.	206,618
2,953	General Mills, Inc.	170,565
7,817	Kroger Co. (The)	294,388
5,801	Mondelez International, Inc., Class A	253,272
3,474	Philip Morris International, Inc.	303,593
3,075	Procter & Gamble Co. (The)	230,133
20,970	Rite Aid Corp.*	165,244
19,363	SUPERVALU, Inc.*	130,119
6,183	Sysco Corp.	254,121
4,042	Tyson Foods, Inc., Class A	202,100
5,695	Wal-Mart Stores, Inc.	335,094
		3,329,512
	Energy — 10.2%

4,504	Apache Corp.	221,507
44,966	California Resources Corp.	184,360
7,218	Chevron Corp.	659,148
7,413	ConocoPhillips	400,673
6,673	Diamond Offshore Drilling, Inc.	151,010
5,282	Exxon Mobil Corp.	431,328
3,731	Hess Corp.	220,129
5,225	HollyFrontier Corp.	251,218
16,076	LinnCo LLC	28,294
10,632	Marathon Oil Corp.	186,166
4,587	Marathon Petroleum Corp.	267,927
4,579	Murphy Oil Corp.	130,868
2,253	Peabody Energy Corp.	25,682
5,569	Phillips 66	509,730
4,029	Tidewater, Inc.	38,316
7,277	Valero Energy Corp.	522,925
3,308	World Fuel Services Corp.	144,196
16,122	WPX Energy, Inc.*	138,327
		4,511,804
	Financials — 23.0%

2,888	Aflac, Inc.	188,413
2,673	Allstate Corp. (The)	167,757
12,693	Ally Financial, Inc.*	253,352
4,657	Ambac Financial Group, Inc.*	78,610
6,509	American Capital Agency Corp. (REIT)	116,836
8,725	American International Group, Inc.	554,735
770	American National Insurance Co.	82,667
23,601	Annaly Capital Management, Inc. (REIT)	226,098
2,488	Assurant, Inc.	212,774
34,855	Bank of America Corp.	607,523
4,384	BB&T Corp.	169,310
3,091	Capital One Financial Corp.	242,674
8,999	Capitol Federal Financial, Inc.	116,717
1,487	Chubb Corp. (The)	194,098
2,838	CIT Group, Inc.	121,920
11,016	Citigroup, Inc.	595,855
6,881	CNO Financial Group, Inc.	139,203
6,539	Communications Sales & Leasing, Inc. (REIT)	127,183
8,565	Fifth Third Bancorp	177,039
9,414	Fulton Financial Corp.	136,221
30,499	Genworth Financial, Inc., Class A*	154,020
1,505	Goldman Sachs Group, Inc. (The)	285,980
3,931	Hancock Holding Co.	114,471
6,209	Hartford Financial Services Group, Inc. (The)	283,379
6,747	Hatteras Financial Corp. (REIT)	94,998
8,220	Invesco Mortgage Capital, Inc. (REIT)	110,312
10,445	JPMorgan Chase & Co.	696,473
3,217	Kemper Corp.	132,251
4,559	Loews Corp.	172,740
6,516	Mack-Cali Realty Corp. (REIT)	153,126
14,533	MBIA, Inc.*	95,482
5,625	MetLife, Inc.	287,381
9,593	New York Community Bancorp, Inc.	157,325
6,532	PHH Corp.*	110,848
1,974	PNC Financial Services Group, Inc. (The)	188,537
2,659	ProAssurance Corp.	140,688
6,996	Progressive Corp. (The)	215,617
3,852	Prudential Financial, Inc.	333,391
16,357	Regions Financial Corp.	165,860
1,432	Reinsurance Group of America, Inc.	131,572
5,620	Santander Consumer USA Holdings, Inc.*	99,137
22,381	SLM Corp.*	151,184
3,349	SunTrust Banks, Inc.	145,414
5,090	Symetra Financial Corp.	160,233
2,891	Travelers Cos., Inc. (The)	331,222
4,559	Unum Group	167,224
12,887	Valley National Bancorp	143,561
2,848	Voya Financial, Inc.	115,914
4,952	Weyerhaeuser Co. (REIT)	159,306

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,456	XL Group PLC	$131,950
		10,138,581
	Health Care — 10.6%

2,880	Abbott Laboratories	129,370
1,858	Aetna, Inc.	190,910
9,046	Allscripts Healthcare Solutions, Inc.*	137,771
2,358	AmerisourceBergen Corp.	232,593
2,046	Anthem, Inc.	266,758
2,028	Baxalta, Inc.	69,723
2,028	Baxter International, Inc.	76,354
1,869	Bristol-Myers Squibb Co.	125,242
3,391	Cardinal Health, Inc.	294,508
2,699	Community Health Systems, Inc.*	78,109
3,084	Eli Lilly & Co.	253,011
2,781	Express Scripts Holding Co.*	237,720
3,922	HCA Holdings, Inc.*	266,931
2,159	Health Net, Inc.*	136,578
1,118	Humana, Inc.	188,562
3,343	Johnson & Johnson	338,445
1,203	McKesson Corp.	227,788
5,835	Merck & Co., Inc.	309,313
3,215	Owens & Minor, Inc.	123,810
13,079	Pfizer, Inc.	428,599
1,423	Quest Diagnostics, Inc.	97,219
2,695	Tenet Healthcare Corp.*	89,447
2,373	UnitedHealth Group, Inc.	267,461
1,126	WellCare Health Plans, Inc.*	92,872
		4,659,094
	Industrials — 10.9%

3,897	AECOM*	124,042
2,276	AGCO Corp.	114,392
2,408	Armstrong World Industries, Inc.*	119,630
2,292	Avis Budget Group, Inc.*	85,698
3,822	Caterpillar, Inc.	277,668
5,174	Covanta Holding Corp.	83,560
2,729	Deere & Co.	217,147
3,288	Emerson Electric Co.	164,400
2,773	Essendant, Inc.	100,438
3,160	Fluor Corp.	153,576
1,928	GATX Corp.	89,266
9,526	General Cable Corp.	145,176
23,060	General Electric Co.	690,416
6,702	Harsco Corp.	69,969
7,136	Hertz Global Holdings, Inc.*	113,177
1,662	Honeywell International, Inc.	172,765
3,651	Jacobs Engineering Group, Inc.*	161,155
2,546	Joy Global, Inc.	39,081
9,434	KBR, Inc.	183,397
3,056	KLX, Inc.*	98,098
1,169	L-3 Communications Holdings, Inc.	143,097
2,022	ManpowerGroup, Inc.	182,546
4,292	Navistar International Corp.*	62,277
817	Northrop Grumman Corp.	152,256
6,016	Pitney Bowes, Inc.	129,946
9,227	R.R. Donnelley & Sons Co.	148,462
1,399	Raytheon Co.	173,518
3,360	Republic Services, Inc.	147,605
1,201	Ryder System, Inc.	79,218
8,236	SkyWest, Inc.	169,744
2,544	Waste Management, Inc.	136,791
1,567	WESCO International, Inc.*	75,294
		4,803,805
	Information Technology — 11.2%

1,224	Accenture PLC, Class A	131,237
36,515	Advanced Micro Devices, Inc.*	86,175
3,092	Arrow Electronics, Inc.*	174,883
4,328	Avnet, Inc.	196,145
4,357	Booz Allen Hamilton Holding Corp.	132,671
3,324	CA, Inc.	93,438
1,157	CACI International, Inc., Class A*	116,001
2,567	Computer Sciences Corp.	80,424
7,223	Corning, Inc.	135,287
2,174	CSRA, Inc.*	68,503
4,957	Eastman Kodak Co.*	64,639
3,708	EMC Corp.	93,961
17,148	Flextronics International Ltd.*	192,915
11,296	Hewlett Packard Enterprise Co.*	167,859
11,296	HP, Inc.	141,652
10,080	Ingram Micro, Inc., Class A	311,774
3,906	Insight Enterprises, Inc.*	104,603
13,659	Intel Corp.	474,923
3,056	International Business Machines Corp.	426,067
6,229	Jabil Circuit, Inc.	159,400
2,313	Leidos Holdings, Inc.	133,992
8,239	Microsoft Corp.	447,790
1,695	QUALCOMM, Inc.	82,699
5,120	Sanmina Corp.*	116,070
1,829	Seagate Technology PLC	65,734
3,619	Symantec Corp.	70,860
1,521	SYNNEX Corp.	143,385
3,474	Tech Data Corp.*	235,016
4,457	Unisys Corp.*	57,317
7,231	Vishay Intertechnology, Inc.	86,194
15,629	Xerox Corp.	164,886
		4,956,500
	Materials — 3.0%

5,285	Alcoa, Inc.	49,467
20,487	Cliffs Natural Resources, Inc.*	45,891
6,860	Commercial Metals Co.	101,459
3,336	Dow Chemical Co. (The)	173,906
14,076	Freeport-McMoRan, Inc.	115,142
1,928	International Paper Co.	80,648
1,875	LyondellBasell Industries N.V., Class A	179,662
1,620	Mosaic Co. (The)	51,257
6,848	Newmont Mining Corp.	126,072
2,624	Nucor Corp.	108,765
3,079	Olin Corp.	67,030
3,878	Owens-Illinois, Inc.*	74,807
1,608	Reliance Steel & Aluminum Co.	94,566
4,312	United States Steel Corp.	34,798
		1,303,470
	Telecommunication Services — 3.9%

30,234	AT&T, Inc.	1,017,979
10,215	CenturyLink, Inc.	275,090
26,161	Frontier Communications Corp.	130,543
9,440	Telephone & Data Systems, Inc.	267,058
5,449	Windstream Holdings, Inc.	33,947
		1,724,617
	Utilities — 5.3%

20,337	AES Corp. (The)	203,167
3,576	Ameren Corp.	156,486
4,369	Avista Corp.	151,211
2,870	Consolidated Edison, Inc.	178,370
3,049	Entergy Corp.	203,155
11,926	Exelon Corp.	325,699
8,343	FirstEnergy Corp.	261,887
5,555	PNM Resources, Inc.	161,095
4,087	Public Service Enterprise Group, Inc.	159,802

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,744	Southwest Gas Corp.	$153,883
3,619	UIL Holdings Corp.	184,026
3,105	WGL Holdings, Inc.	191,454
		2,330,235
	Total Common Stocks (Cost $42,262,132)	42,722,276

Principal Amount
	Repurchase Agreements (a)(b) — 1.9%
$821,453	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $821,455	821,453
	Total Repurchase Agreements (Cost $821,453)	821,453

	Total Investment Securities (Cost $43,083,585) — 98.9%	43,543,729
	Other assets less liabilities — 1.1%	491,416
	Net Assets — 100.0%	$44,035,145

*                      Non-income producing security.

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $1,528,454.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,452,716
Aggregate gross unrealized depreciation	(4,495,073)
Net unrealized appreciation	$(42,357)
Federal income tax cost of investments	$43,586,086

Swap Agreements(1)

RAFI® Long/Short had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$(39,471,822)	11/06/17	Deutsche Bank AG	(0.11)%	RAFI® US Equity Long/Short Index (short portion)	$216,438	$—	$(50,000)	$166,438
(4,362,269)	11/06/17	Societe Generale	0.21%	RAFI® US Equity Long/Short Index (short portion)	22,679	—	—	—
1,297,104	11/06/17	Societe Generale	0.29%	RAFI® US Equity Long/Short Index (long portion)	(25,548)	—	—	—
(3,065,165)					(2,869)	—	2,869	—
$(42,536,987)					$213,569

(1)                   The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                   Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)                   The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)                   Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 84.5%
	Consumer Discretionary — 11.1%

6,416	Advance Auto Parts, Inc.	$1,044,076
33,609	Amazon.com, Inc.*	22,343,263
6,859	AutoNation, Inc.*	438,427
2,705	AutoZone, Inc.*	2,120,098
14,862	Bed Bath & Beyond, Inc.*	810,276
26,896	Best Buy Co., Inc.	854,755
19,833	BorgWarner, Inc.	846,671
19,484	Cablevision Systems Corp., Class A	594,262
18,231	CarMax, Inc.*	1,044,636
40,565	Carnival Corp.	2,049,749
38,945	CBS Corp. (Non-Voting), Class B	1,965,944
2,729	Chipotle Mexican Grill, Inc.*	1,581,592
24,242	Coach, Inc.	770,168
215,764	Comcast Corp., Class A	13,136,876
28,606	D.R. Horton, Inc.	924,260
9,990	Darden Restaurants, Inc.	561,138
24,919	Delphi Automotive PLC	2,189,882
13,084	Discovery Communications, Inc., Class A*	407,436
22,594	Discovery Communications, Inc., Class C*	668,330
25,822	Dollar General Corp.	1,689,017
20,569	Dollar Tree, Inc.*	1,552,137
8,768	Expedia, Inc.	1,079,428
341,507	Ford Motor Co.	4,893,795
3,629	Fossil Group, Inc.*	139,608
9,352	GameStop Corp., Class A	327,600
20,847	Gap, Inc. (The)	557,240
10,374	Garmin Ltd.	392,656
126,318	General Motors Co.	4,572,712
13,285	Genuine Parts Co.	1,204,019
23,608	Goodyear Tire & Rubber Co. (The)	823,447
20,663	H&R Block, Inc.	758,125
35,271	Hanesbrands, Inc.	1,081,762
16,813	Harley-Davidson, Inc.	822,492
6,237	Harman International Industries, Inc.	643,409
9,851	Hasbro, Inc.	720,010
112,531	Home Depot, Inc. (The)	15,065,650
35,965	Interpublic Group of Cos., Inc. (The)	827,195
57,318	Johnson Controls, Inc.	2,636,628
17,341	Kohl’s Corp.	817,281
22,516	L Brands, Inc.	2,148,251
11,991	Leggett & Platt, Inc.	558,781
15,243	Lennar Corp., Class A	780,594
81,082	Lowe’s Cos., Inc.	6,210,881
27,552	Macy’s, Inc.	1,076,732
17,476	Marriott International, Inc., Class A	1,239,223
29,674	Mattel, Inc.	737,696
82,534	McDonald’s Corp.	9,422,081
16,950	Michael Kors Holdings Ltd.*	729,189
5,570	Mohawk Industries, Inc.*	1,062,310
37,332	Netflix, Inc.*	4,604,155
23,468	Newell Rubbermaid, Inc.	1,048,081
33,388	News Corp., Class A	479,118
9,447	News Corp., Class B	136,604
59,406	NIKE, Inc., Class B	7,858,226
12,207	Nordstrom, Inc.	687,376
21,290	Omnicom Group, Inc.	1,573,757
8,711	O’Reilly Automotive, Inc.*	2,298,572
4,443	Priceline Group, Inc. (The)*	5,548,640
28,134	PulteGroup, Inc.	548,050
7,234	PVH Corp.	660,392
5,238	Ralph Lauren Corp.	650,612
36,262	Ross Stores, Inc.	1,885,987
15,034	Royal Caribbean Cruises Ltd.	1,392,299
8,255	Scripps Networks Interactive, Inc., Class A	468,884
6,975	Signet Jewelers Ltd.	916,445
56,398	Staples, Inc.	680,724
130,066	Starbucks Corp.	7,984,752
14,931	Starwood Hotels & Resorts Worldwide, Inc.	1,072,643
55,072	Target Corp.	3,992,720
19,847	TEGNA, Inc.	560,678
9,831	Tiffany & Co.	783,334
24,798	Time Warner Cable, Inc.	4,581,926
71,472	Time Warner, Inc.	5,001,611
59,098	TJX Cos., Inc. (The)	4,172,319
11,902	Tractor Supply Co.	1,063,444
9,895	TripAdvisor, Inc.*	815,051
106,995	Twenty-First Century Fox, Inc., Class A	3,157,422
37,788	Twenty-First Century Fox, Inc., Class B	1,131,751
15,771	Under Armour, Inc., Class A*	1,359,776
8,309	Urban Outfitters, Inc.*	186,122
29,840	VF Corp.	1,930,648
30,449	Viacom, Inc., Class B	1,516,056
136,080	Walt Disney Co. (The)	15,440,998
6,872	Whirlpool Corp.	1,116,837
10,350	Wyndham Worldwide Corp.	785,772
7,118	Wynn Resorts Ltd.	446,797
37,788	Yum! Brands, Inc.	2,740,008
		210,200,375
	Consumer Staples — 8.1%

171,823	Altria Group, Inc.	9,897,005
53,364	Archer-Daniels-Midland Co.	1,947,252
9,299	Brown-Forman Corp., Class B	953,519
15,783	Campbell Soup Co.	824,504
11,274	Clorox Co. (The)	1,401,358
343,086	Coca-Cola Co. (The)	14,622,325
18,470	Coca-Cola Enterprises, Inc.	929,041
78,882	Colgate-Palmolive Co.	5,180,970
37,835	ConAgra Foods, Inc.	1,548,587
15,072	Constellation Brands, Inc., Class A	2,113,999
38,514	Costco Wholesale Corp.	6,216,930
97,666	CVS Health Corp.	9,189,394
16,728	Dr. Pepper Snapple Group, Inc.	1,501,338
19,793	Estee Lauder Cos., Inc. (The), Class A	1,664,987
52,470	General Mills, Inc.	3,030,667
12,800	Hershey Co. (The)	1,104,768
11,811	Hormel Foods Corp.	884,880
10,487	J.M. Smucker Co. (The)	1,270,920
22,310	Kellogg Co.	1,534,259
10,531	Keurig Green Mountain, Inc.	551,824
31,923	Kimberly-Clark Corp.	3,803,625
52,080	Kraft Heinz Co. (The)	3,837,775
85,129	Kroger Co. (The)	3,205,958
10,162	McCormick & Co., Inc. (Non-Voting)	873,119
17,767	Mead Johnson Nutrition Co.	1,431,843
13,850	Molson Coors Brewing Co., Class B	1,274,616
141,205	Mondelez International, Inc., Class A	6,165,010
13,326	Monster Beverage Corp.*	2,060,333
128,733	PepsiCo, Inc.	12,893,897
135,761	Philip Morris International, Inc.	11,864,154
237,712	Procter & Gamble Co. (The)	17,790,366
72,638	Reynolds American, Inc.	3,359,508
46,008	Sysco Corp.	1,890,929
26,672	Tyson Foods, Inc., Class A	1,333,600

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
76,577	Walgreens Boots Alliance, Inc.	$6,434,765
138,292	Wal-Mart Stores, Inc.	8,137,101
31,360	Whole Foods Market, Inc.	914,144
		153,639,270
	Energy — 6.0%

44,519	Anadarko Petroleum Corp.	2,666,688
33,124	Apache Corp.	1,629,038
38,198	Baker Hughes, Inc.	2,065,366
36,264	Cabot Oil & Gas Corp.	682,851
16,783	Cameron International Corp.*	1,146,111
45,318	Chesapeake Energy Corp.	238,826
164,903	Chevron Corp.	15,058,942
8,278	Cimarex Energy Co.	985,248
27,834	Columbia Pipeline Group, Inc.	533,578
108,093	ConocoPhillips	5,842,427
20,068	CONSOL Energy, Inc.	158,136
33,856	Devon Energy Corp.	1,557,715
5,649	Diamond Offshore Drilling, Inc.	127,837
20,660	Ensco PLC, Class A	353,699
48,126	EOG Resources, Inc.	4,015,152
13,356	EQT Corp.	764,230
365,384	Exxon Mobil Corp.	29,837,258
20,110	FMC Technologies, Inc.*	684,142
74,905	Halliburton Co.	2,984,964
9,443	Helmerich & Payne, Inc.	550,055
21,131	Hess Corp.	1,246,729
157,512	Kinder Morgan, Inc.	3,712,558
59,344	Marathon Oil Corp.	1,039,113
46,985	Marathon Petroleum Corp.	2,744,394
14,231	Murphy Oil Corp.	406,722
33,635	National Oilwell Varco, Inc.	1,255,931
14,281	Newfield Exploration Co.*	546,391
37,250	Noble Energy, Inc.	1,365,958
66,948	Occidental Petroleum Corp.	5,060,599
18,330	ONEOK, Inc.	540,368
41,961	Phillips 66	3,840,690
13,084	Pioneer Natural Resources Co.	1,893,909
14,842	Range Resources Corp.	424,184
110,896	Schlumberger Ltd.	8,555,626
33,690	Southwestern Energy Co.*	303,547
58,834	Spectra Energy Corp.	1,541,451
10,787	Tesoro Corp.	1,242,339
29,948	Transocean Ltd.	430,053
43,564	Valero Energy Corp.	3,130,509
59,787	Williams Cos., Inc. (The)	2,185,813
		113,349,147
	Financials — 14.0%

28,376	ACE Ltd.	3,258,984
4,757	Affiliated Managers Group, Inc.*	843,083
37,743	Aflac, Inc.	2,462,353
35,088	Allstate Corp. (The)	2,202,123
74,584	American Express Co.	5,343,198
113,388	American International Group, Inc.	7,209,209
37,093	American Tower Corp. (REIT)	3,686,302
15,618	Ameriprise Financial, Inc.	1,764,053
24,541	Aon PLC	2,325,014
13,696	Apartment Investment & Management Co., Class A (REIT)	521,955
5,856	Assurant, Inc.	500,805
11,647	AvalonBay Communities, Inc. (REIT)	2,117,308
917,397	Bank of America Corp.	15,990,230
96,968	Bank of New York Mellon Corp. (The)	4,251,077
68,320	BB&T Corp.	2,638,518
164,173	Berkshire Hathaway, Inc., Class B*	22,013,958
11,227	BlackRock, Inc.	4,083,484
13,458	Boston Properties, Inc. (REIT)	1,682,115
47,535	Capital One Financial Corp.	3,731,973
25,402	CBRE Group, Inc., Class A*	951,813
104,917	Charles Schwab Corp. (The)	3,536,752
19,891	Chubb Corp. (The)	2,596,372
12,942	Cincinnati Financial Corp.	790,886
263,764	Citigroup, Inc.	14,266,995
29,599	CME Group, Inc.	2,890,342
15,593	Comerica, Inc.	722,736
29,249	Crown Castle International Corp. (REIT)	2,512,782
38,148	Discover Financial Services	2,165,280
25,429	E*TRADE Financial Corp.*	773,804
5,179	Equinix, Inc. (REIT)	1,535,573
31,906	Equity Residential (REIT)	2,546,737
5,761	Essex Property Trust, Inc. (REIT)	1,329,581
70,392	Fifth Third Bancorp	1,455,003
3	Four Corners Property Trust, Inc.*	53
33,888	Franklin Resources, Inc.	1,420,585
51,225	General Growth Properties, Inc. (REIT)	1,304,701
35,279	Goldman Sachs Group, Inc. (The)	6,703,716
36,354	Hartford Financial Services Group, Inc. (The)	1,659,197
40,538	HCP, Inc. (REIT)	1,440,315
65,824	Host Hotels & Resorts, Inc. (REIT)	1,092,678
70,376	Huntington Bancshares, Inc./OH	822,695
9,683	Intercontinental Exchange, Inc.	2,516,031
37,570	Invesco Ltd.	1,265,733
16,813	Iron Mountain, Inc. (REIT)	467,065
324,075	JPMorgan Chase & Co.	21,609,321
73,688	KeyCorp	966,050
36,205	Kimco Realty Corp. (REIT)	944,588
9,614	Legg Mason, Inc.	426,669
29,557	Leucadia National Corp.	522,568
21,992	Lincoln National Corp.	1,209,340
25,136	Loews Corp.	952,403
14,016	M&T Bank Corp.	1,756,625
11,793	Macerich Co. (The) (REIT)	921,623
46,445	Marsh & McLennan Cos., Inc.	2,568,408
23,880	McGraw Hill Financial, Inc.	2,303,704
97,876	MetLife, Inc.	5,000,485
15,271	Moody’s Corp.	1,574,746
133,522	Morgan Stanley	4,579,805
10,363	Nasdaq, Inc.	607,479
32,778	Navient Corp.	390,386
19,181	Northern Trust Corp.	1,437,424
27,166	People’s United Financial, Inc.	455,030
15,312	Plum Creek Timber Co., Inc. (REIT)	778,003
45,009	PNC Financial Services Group, Inc. (The)	4,298,810
24,022	Principal Financial Group, Inc.	1,236,172
51,347	Progressive Corp. (The)	1,582,515
45,931	Prologis, Inc. (REIT)	1,963,550
39,523	Prudential Financial, Inc.	3,420,716
12,884	Public Storage (REIT)	3,092,933
21,872	Realty Income Corp. (REIT)	1,085,289
116,106	Regions Financial Corp.	1,177,315
27,115	Simon Property Group, Inc. (REIT)	5,049,898
8,730	SL Green Realty Corp. (REIT)	1,030,838
35,764	State Street Corp.	2,595,751
45,398	SunTrust Banks, Inc.	1,971,181
73,066	Synchrony Financial*	2,325,691
22,453	T. Rowe Price Group, Inc.	1,709,796

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,197	Torchmark Corp.	$618,142
27,272	Travelers Cos., Inc. (The)	3,124,553
145,064	U.S. Bancorp	6,366,859
21,618	Unum Group	792,948
29,138	Ventas, Inc. (REIT)	1,554,221
15,528	Vornado Realty Trust (REIT)	1,502,489
409,368	Wells Fargo & Co.	22,556,177
30,837	Welltower, Inc. (REIT)	1,948,590
45,061	Weyerhaeuser Co. (REIT)	1,449,612
26,493	XL Group PLC	1,011,503
17,892	Zions Bancorp.	536,044
		266,399,417
	Health Care — 12.3%

130,613	Abbott Laboratories	5,867,136
145,058	AbbVie, Inc.	8,435,123
30,549	Aetna, Inc.	3,138,910
29,042	Agilent Technologies, Inc.	1,214,536
19,819	Alexion Pharmaceuticals, Inc.*	3,536,502
34,496	Allergan PLC*	10,827,950
17,999	AmerisourceBergen Corp.	1,775,421
66,448	Amgen, Inc.	10,704,773
22,924	Anthem, Inc.	2,988,831
47,460	Baxalta, Inc.	1,631,675
47,808	Baxter International, Inc.	1,799,971
18,425	Becton, Dickinson and Co.	2,768,356
19,534	Biogen, Inc.*	5,603,523
117,776	Boston Scientific Corp.*	2,152,945
146,129	Bristol-Myers Squibb Co.	9,792,104
6,502	C.R. Bard, Inc.	1,214,704
28,688	Cardinal Health, Inc.	2,491,553
69,278	Celgene Corp.*	7,582,477
26,914	Cerner Corp.*	1,604,074
22,565	Cigna Corp.	3,045,824
14,919	DaVita HealthCare Partners, Inc.*	1,089,684
12,252	DENTSPLY International, Inc.	743,206
9,422	Edwards Lifesciences Corp.*	1,535,786
85,488	Eli Lilly & Co.	7,013,436
18,253	Endo International PLC*	1,122,194
59,217	Express Scripts Holding Co.*	5,061,869
128,612	Gilead Sciences, Inc.	13,627,728
28,016	HCA Holdings, Inc.*	1,906,769
7,308	Henry Schein, Inc.*	1,143,556
12,982	Humana, Inc.	2,189,544
12,681	Illumina, Inc.*	2,332,036
3,244	Intuitive Surgical, Inc.*	1,686,945
242,667	Johnson & Johnson	24,567,607
8,816	Laboratory Corp. of America Holdings*	1,071,497
10,283	Mallinckrodt PLC*	698,319
20,366	McKesson Corp.	3,856,302
123,931	Medtronic PLC	9,336,962
246,832	Merck & Co., Inc.	13,084,564
36,184	Mylan N.V.*	1,856,239
7,610	Patterson Cos., Inc.	346,788
9,936	PerkinElmer, Inc.	528,198
12,819	Perrigo Co. PLC	1,915,030
540,467	Pfizer, Inc.	17,711,104
12,580	Quest Diagnostics, Inc.	859,466
6,776	Regeneron Pharmaceuticals, Inc.*	3,689,532
24,690	St. Jude Medical, Inc.	1,557,939
27,719	Stryker Corp.	2,673,775
8,725	Tenet Healthcare Corp.*	289,583
34,921	Thermo Fisher Scientific, Inc.	4,833,066
83,564	UnitedHealth Group, Inc.	9,418,498
8,039	Universal Health Services, Inc., Class B	976,899
8,651	Varian Medical Systems, Inc.*	698,828
21,440	Vertex Pharmaceuticals, Inc.*	2,773,478
7,210	Waters Corp.*	957,632
14,970	Zimmer Biomet Holdings, Inc.	1,512,120
40,226	Zoetis, Inc.	1,878,554
		234,721,121
	Industrials — 8.5%

54,749	3M Co.	8,572,598
14,892	ADT Corp. (The)	528,219
8,396	Allegion PLC	564,295
55,238	American Airlines Group, Inc.	2,279,120
21,222	AMETEK, Inc.	1,198,194
55,974	Boeing Co. (The)	8,141,418
12,427	C.H. Robinson Worldwide, Inc.	837,953
52,811	Caterpillar, Inc.	3,836,719
7,823	Cintas Corp.	716,509
86,208	CSX Corp.	2,450,893
14,560	Cummins, Inc.	1,461,387
52,110	Danaher Corp.	5,022,883
27,320	Deere & Co.	2,173,852
69,704	Delta Air Lines, Inc.	3,238,448
13,712	Dover Corp.	903,621
3,165	Dun & Bradstreet Corp. (The)	341,155
40,969	Eaton Corp. PLC	2,382,757
57,588	Emerson Electric Co.	2,879,400
10,362	Equifax, Inc.	1,155,363
16,577	Expeditors International of Washington, Inc.	804,648
25,428	Fastenal Co.	1,031,868
23,018	FedEx Corp.	3,649,274
11,688	Flowserve Corp.	540,453
12,702	Fluor Corp.	617,317
26,585	General Dynamics Corp.	3,893,639
825,985	General Electric Co.	24,729,991
68,509	Honeywell International, Inc.	7,121,511
28,874	Illinois Tool Works, Inc.	2,713,579
23,254	Ingersoll-Rand PLC	1,364,312
8,048	J.B. Hunt Transport Services, Inc.	629,676
10,849	Jacobs Engineering Group, Inc.*	478,875
9,671	Kansas City Southern	879,287
7,040	L-3 Communications Holdings, Inc.	861,766
23,403	Lockheed Martin Corp.	5,129,001
30,142	Masco Corp.	901,547
32,149	Nielsen Holdings PLC	1,500,715
26,412	Norfolk Southern Corp.	2,510,725
16,422	Northrop Grumman Corp.	3,060,404
31,107	PACCAR, Inc.	1,616,320
12,130	Parker-Hannifin Corp.	1,269,526
15,779	Pentair PLC	894,669
17,695	Pitney Bowes, Inc.	382,212
12,049	Precision Castparts Corp.	2,789,825
14,272	Quanta Services, Inc.*	314,698
26,601	Raytheon Co.	3,299,322
21,098	Republic Services, Inc.	926,835
11,787	Robert Half International, Inc.	603,259
11,752	Rockwell Automation, Inc.	1,250,883
11,547	Rockwell Collins, Inc.	1,070,176
8,822	Roper Technologies, Inc.	1,706,969
4,677	Ryder System, Inc.	308,495
5,098	Snap-on, Inc.	877,672
57,782	Southwest Airlines Co.	2,651,038
13,429	Stanley Black & Decker, Inc.	1,465,910
7,434	Stericycle, Inc.*	897,432
24,224	Textron, Inc.	1,033,638
36,939	Tyco International PLC	1,304,316
76,039	Union Pacific Corp.	6,383,474

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
33,105	United Continental Holdings, Inc.*	$1,844,942
61,208	United Parcel Service, Inc., Class B	6,305,036
8,358	United Rentals, Inc.*	657,524
72,583	United Technologies Corp.	6,971,597
13,584	Verisk Analytics, Inc.*	1,018,121
5,319	W.W. Grainger, Inc.	1,066,672
36,858	Waste Management, Inc.	1,981,855
15,905	Xylem, Inc.	593,575
		162,589,363
	Information Technology — 17.7%

54,695	Accenture PLC, Class A	5,864,398
44,082	Activision Blizzard, Inc.	1,660,128
43,610	Adobe Systems, Inc.*	3,988,571
15,651	Akamai Technologies, Inc.*	901,654
5,384	Alliance Data Systems Corp.*	1,544,400
25,404	Alphabet, Inc., Class A*	19,379,441
25,920	Alphabet, Inc., Class C*	19,248,192
26,507	Altera Corp.	1,399,570
27,092	Amphenol Corp., Class A	1,491,415
27,488	Analog Devices, Inc.	1,694,085
499,750	Apple, Inc.	59,120,425
105,215	Applied Materials, Inc.	1,974,886
19,823	Autodesk, Inc.*	1,258,166
40,821	Automatic Data Processing, Inc.	3,521,219
22,769	Avago Technologies Ltd.	2,970,216
48,987	Broadcom Corp., Class A	2,676,160
27,458	CA, Inc.	771,844
445,695	Cisco Systems, Inc.	12,145,189
14,083	Citrix Systems, Inc.*	1,079,744
53,415	Cognizant Technology Solutions Corp., Class A*	3,449,541
107,433	Corning, Inc.	2,012,220
12,123	CSRA, Inc.*	381,996
98,217	eBay, Inc.*	2,906,241
27,319	Electronic Arts, Inc.*	1,851,955
168,671	EMC Corp.	4,274,123
6,222	F5 Networks, Inc.*	640,866
198,029	Facebook, Inc., Class A*	20,642,543
24,676	Fidelity National Information Services, Inc.	1,571,121
6,632	First Solar, Inc.*	374,774
20,557	Fiserv, Inc.*	1,978,406
12,290	FLIR Systems, Inc.	375,582
10,873	Harris Corp.	903,873
158,303	Hewlett Packard Enterprise Co.*	2,352,383
158,303	HP, Inc.	1,985,120
416,610	Intel Corp.	14,485,530
78,973	International Business Machines Corp.	11,010,416
24,301	Intuit, Inc.	2,434,960
30,994	Juniper Networks, Inc.	933,849
13,805	KLA-Tencor Corp.	917,618
13,863	Lam Research Corp.	1,084,087
21,011	Linear Technology Corp.	960,623
87,458	MasterCard, Inc., Class A	8,563,887
18,499	Microchip Technology, Inc.	893,132
94,332	Micron Technology, Inc.*	1,502,709
700,892	Microsoft Corp.	38,093,480
14,089	Motorola Solutions, Inc.	1,011,308
26,297	NetApp, Inc.	806,266
44,873	NVIDIA Corp.	1,423,372
284,990	Oracle Corp.	11,106,060
28,172	Paychex, Inc.	1,528,331
97,190	PayPal Holdings, Inc.*	3,426,919
13,104	Qorvo, Inc.*	760,949
137,690	QUALCOMM, Inc.	6,717,895
16,079	Red Hat, Inc.*	1,308,991
54,368	salesforce.com, Inc.*	4,332,586
17,916	SanDisk Corp.	1,323,455
26,468	Seagate Technology PLC	951,260
16,715	Skyworks Solutions, Inc.	1,387,679
59,957	Symantec Corp.	1,173,958
35,262	TE Connectivity Ltd.	2,365,728
11,655	Teradata Corp.*	348,601
89,946	Texas Instruments, Inc.	5,227,662
14,831	Total System Services, Inc.	829,943
8,752	VeriSign, Inc.*	782,779
171,007	Visa, Inc., Class A	13,511,263
20,191	Western Digital Corp.	1,260,120
44,819	Western Union Co. (The)	845,286
83,400	Xerox Corp.	879,870
22,667	Xilinx, Inc.	1,126,323
75,898	Yahoo!, Inc.*	2,566,111
		336,273,453
	Materials — 2.4%

16,956	Air Products & Chemicals, Inc.	2,321,107
5,888	Airgas, Inc.	813,721
114,783	Alcoa, Inc.	1,074,369
8,013	Avery Dennison Corp.	528,537
12,108	Ball Corp.	840,537
20,423	CF Industries Holdings, Inc.	942,317
101,489	Dow Chemical Co. (The)	5,290,621
79,294	E.I. du Pont de Nemours & Co.	5,339,658
13,028	Eastman Chemical Co.	946,484
23,274	Ecolab, Inc.	2,773,330
11,709	FMC Corp.	503,136
99,633	Freeport-McMoRan, Inc.	814,998
7,062	International Flavors & Fragrances, Inc.	847,511
36,608	International Paper Co.	1,531,313
32,661	LyondellBasell Industries N.V., Class A	3,129,577
5,872	Martin Marietta Materials, Inc.	924,253
38,545	Monsanto Co.	3,667,942
29,546	Mosaic Co. (The)	934,835
46,363	Newmont Mining Corp.	853,543
28,008	Nucor Corp.	1,160,932
14,089	Owens-Illinois, Inc.*	271,777
23,724	PPG Industries, Inc.	2,508,576
25,105	Praxair, Inc.	2,831,844
18,039	Sealed Air Corp.	818,249
6,943	Sherwin-Williams Co. (The)	1,916,754
11,672	Vulcan Materials Co.	1,198,364
22,947	WestRock Co.	1,161,807
		45,946,092
	Telecommunication Services — 2.0%

539,035	AT&T, Inc.	18,149,309
49,337	CenturyLink, Inc.	1,328,645
102,374	Frontier Communications Corp.	510,846
25,258	Level 3 Communications, Inc.*	1,283,864
356,291	Verizon Communications, Inc.	16,193,426
		37,466,090
	Utilities — 2.4%

59,839	AES Corp. (The)	597,791
10,524	AGL Resources, Inc.	658,487
21,263	Ameren Corp.	930,469
42,990	American Electric Power Co., Inc.	2,407,870
37,705	CenterPoint Energy, Inc.	639,100
24,245	CMS Energy Corp.	849,060

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
25,665	Consolidated Edison, Inc.	$1,595,080
52,083	Dominion Resources, Inc.	3,508,832
15,728	DTE Energy Co.	1,265,947
60,321	Duke Energy Corp.	4,087,351
28,552	Edison International	1,694,847
15,733	Entergy Corp.	1,048,290
27,795	Eversource Energy	1,416,155
80,585	Exelon Corp.	2,200,776
37,021	FirstEnergy Corp.	1,162,089
40,335	NextEra Energy, Inc.	4,027,853
27,855	NiSource, Inc.	534,537
28,977	NRG Energy, Inc.	358,156
22,212	Pepco Holdings, Inc.	570,182
42,867	PG&E Corp.	2,260,377
9,711	Pinnacle West Capital Corp.	615,289
58,712	PPL Corp.	1,998,556
44,331	Public Service Enterprise Group, Inc.	1,733,342
12,524	SCANA Corp.	740,669
20,639	Sempra Energy	2,048,008
79,609	Southern Co. (The)	3,545,785
20,613	TECO Energy, Inc.	542,534
27,665	WEC Energy Group, Inc.	1,364,438
44,449	Xcel Energy, Inc.	1,585,051
		45,986,921
	Total Common Stocks (Cost $1,633,654,768)	1,606,571,249

Principal Amount
	U.S. Government & Agency Securities (a) — 4.5%
	U.S. Treasury Bills
$60,000,000	0.00%, due 03/17/16	59,969,220
26,000,000	0.00%, due 04/21/16	25,979,876
	Total U.S. Government & Agency Securities (Cost $85,959,889)	85,949,096

	Repurchase Agreements (a)(b) — 6.4%
121,320,880	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $121,321,232	121,320,880
	Total Repurchase Agreements (Cost $121,320,880)	121,320,880

	Total Investment Securities (Cost $1,840,935,537) — 95.4%	1,813,841,225
	Other assets less liabilities — 4.6%	87,989,284
	Net Assets — 100.0%	$1,901,830,509

*            Non-income producing security.

(a)    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $189,461,422.

(b)    The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,244,165
Aggregate gross unrealized depreciation	(134,951,883)
Net unrealized depreciation	$(32,707,718)
Federal income tax cost of investments	$1,846,548,943

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2015:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation

E-Mini S&P 500 Futures Contracts	1,918	12/18/15	$199,472,000	$13,033,148

Cash collateral in the amount of $9,705,080 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements(1)

Ultra S&P500® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$60,814,461	11/06/17	Bank of America, N.A.	0.54%	S&P 500®	$(218,646)	$—	$218,646	$—
94,363,497	11/06/17	Citibank, N.A.	0.51%	S&P 500®	(215,330)	91,770	123,560	—
49,471,359	11/06/17	Credit Suisse International	0.64%	S&P 500®	(754,997)	578,429	176,568	—
182,357,337	11/06/17	Deutsche Bank AG	0.24%	SPDR® S&P 500® ETF Trust	(1,205,107)	—	—	—
409,194,487	11/06/17	Deutsche Bank AG	0.36%	S&P 500®	(4,491,257)	—	—	—
591,551,824					(5,696,364)	5,562,124	134,240	—
47,155,281	01/06/16	Goldman Sachs International	0.56%	S&P 500®	3,591,427	—	—	—
201,816,184	11/07/16	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	10,817,379	—	—	—
248,971,465					14,408,806	(14,408,806)	—	—
397,801,098	11/06/17	Morgan Stanley & Co. International PLC	0.39%	S&P 500®	28,056,880	(28,056,880)	—	—

219,887,474	11/06/17	Societe Generale	0.29%	S&P 500®	6,104,754	—	(6,104,754)	—

334,753,252	01/06/16	UBS AG	0.54%	S&P 500®	29,501,858	(29,463,668)	(38,190)	—
$1,997,614,430					$71,186,961

(1)              The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)              Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)              The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 87.7%
	Consumer Discretionary — 11.0%

4,516	Aaron’s, Inc.	$109,603
4,864	Abercrombie & Fitch Co., Class A	124,373
4,256	AMC Networks, Inc., Class A*	346,055
12,570	American Eagle Outfitters, Inc.	195,715
11,982	Ascena Retail Group, Inc.*	135,756
3,627	Big Lots, Inc.	163,179
4,202	Brinker International, Inc.	191,695
6,429	Brunswick Corp.	338,358
1,329	Buffalo Wild Wings, Inc.*	212,959
3,491	Cabela’s, Inc.*	163,623
311	Cable One, Inc.	138,787
5,330	CalAtlantic Group, Inc.*	224,393
3,653	Carter’s, Inc.	314,998
3,157	Cheesecake Factory, Inc. (The)	148,789
9,738	Chico’s FAS, Inc.	116,856
7,376	Cinemark Holdings, Inc.	255,947
1,675	Cracker Barrel Old Country Store, Inc.	210,916
5,287	CST Brands, Inc.	196,888
11,206	Dana Holding Corp.	184,227
2,285	Deckers Outdoor Corp.*	111,828
3,996	DeVry Education Group, Inc.	94,905
6,549	Dick’s Sporting Goods, Inc.	255,608
3,839	Domino’s Pizza, Inc.	412,577
4,962	DreamWorks Animation SKG, Inc., Class A*	122,264
6,659	Dunkin’ Brands Group, Inc.	282,475
9,739	Foot Locker, Inc.	633,035
20,476	Gentex Corp.	342,666
314	Graham Holdings Co., Class B	169,953
4,557	Guess?, Inc.	89,727
2,256	HSN, Inc.	112,574
1,868	International Speedway Corp., Class A	66,482
21,359	J.C. Penney Co., Inc.*	170,231
2,557	Jack in the Box, Inc.	189,576
13,872	Jarden Corp.*	647,545
3,452	John Wiley & Sons, Inc., Class A	178,089
8,927	Kate Spade & Co.*	178,897
6,369	KB Home	89,739
10,187	Live Nation Entertainment, Inc.*	258,648
21,319	LKQ Corp.*	628,697
2,734	MDC Holdings, Inc.	71,713
2,633	Meredith Corp.	122,829
2,816	Murphy USA, Inc.*	167,721
8,855	New York Times Co. (The), Class A	124,678
267	NVR, Inc.*	449,222
34,491	Office Depot, Inc.*	227,296
1,707	Panera Bread Co., Class A*	310,333
4,301	Polaris Industries, Inc.	453,454
3,709	Rent-A-Center, Inc.	63,646
14,010	Service Corp. International	390,179
8,953	Skechers U.S.A., Inc., Class A*	270,381
4,324	Sotheby’s	122,412
4,327	Tempur Sealy International, Inc.*	343,997
3,187	Thor Industries, Inc.	184,591
7,673	Time, Inc.	127,679
11,337	Toll Brothers, Inc.*	421,510
10,177	TRI Pointe Group, Inc.*	141,969
3,488	Tupperware Brands Corp.	198,014
4,418	Vista Outdoor, Inc.*	194,613
15,233	Wendy’s Co. (The)	160,099
5,889	Williams-Sonoma, Inc.	372,950
		13,727,919
	Consumer Staples — 3.7%

30,433	Avon Products, Inc.	104,994
678	Boston Beer Co., Inc. (The), Class A*	144,834
2,726	Casey’s General Stores, Inc.	316,952
9,155	Church & Dwight Co., Inc.	785,224
6,602	Dean Foods Co.	123,854
4,348	Edgewell Personal Care Co.	350,014
4,348	Energizer Holdings, Inc.	147,049
12,932	Flowers Foods, Inc.	304,161
7,174	Hain Celestial Group, Inc. (The)*	306,330
4,990	Ingredion, Inc.	491,864
1,358	Lancaster Colony Corp.	157,881
4,244	Post Holdings, Inc.*	295,043
18,521	SUPERVALU, Inc.*	124,461
1,250	Tootsie Roll Industries, Inc.	40,063
3,011	TreeHouse Foods, Inc.*	260,331
3,502	United Natural Foods, Inc.*	153,773
12,288	WhiteWave Foods Co. (The)*	499,261
		4,606,089
	Energy — 3.1%
4,068	Atwood Oceanics, Inc.	64,600
21,881	California Resources Corp.	89,712
24,852	Denbury Resources, Inc.	91,952
2,706	Dril-Quip, Inc.*	170,776
5,509	Energen Corp.	326,629
7,566	Gulfport Energy Corp.*	192,328
13,183	HollyFrontier Corp.	633,839
20,404	Nabors Industries Ltd.	206,284
16,917	Noble Corp. PLC	224,488
6,841	Oceaneering International, Inc.	299,225
3,586	Oil States International, Inc.*	113,748
10,291	Patterson-UTI Energy, Inc.	166,920
11,240	QEP Resources, Inc.	177,592
8,725	Rowan Cos. PLC, Class A	177,379
4,751	SM Energy Co.	139,537
10,539	Superior Energy Services, Inc.	165,146
4,945	Western Refining, Inc.	223,811
5,018	World Fuel Services Corp.	218,735
16,354	WPX Energy, Inc.*	140,317
		3,823,018
	Financials — 23.4%
3,212	Alexander & Baldwin, Inc.	121,767
5,055	Alexandria Real Estate Equities, Inc. (REIT)	465,515
1,116	Alleghany Corp.*	568,446
7,853	American Campus Communities, Inc. (REIT)	317,261
5,023	American Financial Group, Inc./OH	371,702
12,203	Arthur J. Gallagher & Co.	533,881
4,249	Aspen Insurance Holdings Ltd.	214,659
10,502	Associated Banc-Corp	215,396
6,094	BancorpSouth, Inc.	163,929
3,041	Bank of Hawaii Corp.	210,407
5,463	Bank of the Ozarks, Inc.	296,532
14,127	BioMed Realty Trust, Inc. (REIT)	331,561
8,175	Brown & Brown, Inc.	265,360
6,072	Camden Property Trust (REIT)	463,779
5,783	Care Capital Properties, Inc. (REIT)	183,032
5,371	Cathay General Bancorp	184,333
5,788	CBOE Holdings, Inc.	417,951
13,439	CNO Financial Group, Inc.	271,871
5,898	Commerce Bancshares, Inc./MO	270,841

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,421	Communications Sales & Leasing, Inc. (REIT)	$163,788
6,609	Corporate Office Properties Trust (REIT)	147,315
8,188	Corrections Corp. of America (REIT)	211,087
3,887	Cullen/Frost Bankers, Inc.	271,274
9,717	Douglas Emmett, Inc. (REIT)	301,033
24,138	Duke Realty Corp. (REIT)	491,208
10,057	East West Bancorp, Inc.	436,273
8,216	Eaton Vance Corp.	295,119
4,236	Endurance Specialty Holdings Ltd.	279,407
5,160	Equity One, Inc. (REIT)	140,507
3,089	Everest Re Group Ltd.	569,735
8,589	Extra Space Storage, Inc. (REIT)	719,329
2,896	FactSet Research Systems, Inc.	490,959
4,833	Federal Realty Investment Trust (REIT)	708,131
6,657	Federated Investors, Inc., Class B	208,497
7,596	First American Financial Corp.	299,586
16,362	First Horizon National Corp.	243,303
24,807	First Niagara Financial Group, Inc.	267,419
11,590	FirstMerit Corp.	234,466
12,231	Fulton Financial Corp.	176,983
34,777	Genworth Financial, Inc., Class A*	175,624
5,459	Hancock Holding Co.	158,966
3,090	Hanover Insurance Group, Inc. (The)	261,414
6,580	Highwoods Properties, Inc. (REIT)	286,625
10,591	Hospitality Properties Trust (REIT)	294,112
3,904	International Bancshares Corp.	119,111
10,308	Janus Capital Group, Inc.	162,763
3,144	Jones Lang LaSalle, Inc.	522,281
3,404	Kemper Corp.	139,938
6,447	Kilroy Realty Corp. (REIT)	430,208
5,727	Lamar Advertising Co., Class A (REIT)	334,514
7,908	LaSalle Hotel Properties (REIT)	223,085
10,478	Liberty Property Trust (REIT)	355,204
6,229	Mack-Cali Realty Corp. (REIT)	146,381
2,608	MarketAxess Holdings, Inc.	278,482
2,545	Mercury General Corp.	131,704
5,270	Mid-America Apartment Communities, Inc. (REIT)	466,711
6,461	MSCI, Inc.	453,045
9,399	National Retail Properties, Inc. (REIT)	361,486
33,905	New York Community Bancorp, Inc.	556,042
16,885	Old Republic International Corp.	320,140
11,309	Omega Healthcare Investors, Inc. (REIT)	389,482
7,881	PacWest Bancorp	370,565
3,817	Post Properties, Inc. (REIT)	225,050
2,844	Potlatch Corp. (REIT)	95,046
3,467	Primerica, Inc.	177,649
4,603	Prosperity Bancshares, Inc.	255,052
8,960	Raymond James Financial, Inc.	526,221
8,805	Rayonier, Inc. (REIT)	212,465
6,583	Regency Centers Corp. (REIT)	443,563
4,647	Reinsurance Group of America, Inc.	426,966
3,212	RenaissanceRe Holdings Ltd.	355,761
9,742	SEI Investments Co.	529,867
16,598	Senior Housing Properties Trust (REIT)	239,841
3,557	Signature Bank/NY*	562,540
29,776	SLM Corp.*	201,137
2,505	Sovran Self Storage, Inc. (REIT)	251,727
2,957	StanCorp Financial Group, Inc.	336,033
4,854	Stifel Financial Corp.*	220,177
3,599	SVB Financial Group*	476,796
9,228	Synovus Financial Corp.	308,031
6,701	Tanger Factory Outlet Centers, Inc. (REIT)	223,210
4,255	Taubman Centers, Inc. (REIT)	305,807
11,823	TCF Financial Corp.	181,128
4,723	Trustmark Corp.	119,256
18,318	UDR, Inc. (REIT)	676,117
15,406	Umpqua Holdings Corp.	276,076
6,456	Urban Edge Properties (REIT)	154,879
16,271	Valley National Bancorp	181,259
6,900	W. R. Berkley Corp.	384,054
5,855	Waddell & Reed Financial, Inc., Class A	218,977
6,571	Washington Federal, Inc.	169,795
6,427	Webster Financial Corp.	258,430
7,972	Weingarten Realty Investors (REIT)	278,701
8,010	WisdomTree Investments, Inc.	174,218
12,956	WP Glimcher, Inc. (REIT)	136,686
		29,044,040
	Health Care — 8.3%

5,600	Akorn, Inc.*	186,480
5,095	Align Technology, Inc.*	340,040
13,208	Allscripts Healthcare Solutions, Inc.*	201,158
3,387	Amsurg Corp.*	284,711
1,446	Bio-Rad Laboratories, Inc., Class A*	202,035
2,599	Bio-Techne Corp.	237,055
6,878	Catalent, Inc.*	191,552
8,326	Centene Corp.*	480,827
3,271	Charles River Laboratories International, Inc.*	250,460
8,258	Community Health Systems, Inc.*	238,987
3,397	Cooper Cos., Inc. (The)	496,811
3,259	Halyard Health, Inc.*	104,255
5,404	Health Net, Inc.*	341,857
3,943	Hill-Rom Holdings, Inc.	200,738
17,141	Hologic, Inc.*	691,639
6,433	IDEXX Laboratories, Inc.*	455,585
3,105	LifePoint Health, Inc.*	222,349
2,956	LivaNova PLC*	176,917
6,578	MEDNAX, Inc.*	469,472
1,937	Mettler-Toledo International, Inc.*	663,965
2,861	Molina Healthcare, Inc.*	172,404
4,406	Owens & Minor, Inc.	169,675
3,869	PAREXEL International Corp.*	262,512
9,824	ResMed, Inc.	585,216
3,905	Sirona Dental Systems, Inc.*	423,614
5,938	STERIS PLC	453,544
2,908	Teleflex, Inc.	382,984
3,184	United Therapeutics Corp.*	485,974
5,674	VCA, Inc.*	312,240
3,081	WellCare Health Plans, Inc.*	254,121
5,034	West Pharmaceutical Services, Inc.	317,394
		10,256,571
	Industrials — 13.5%

5,295	A. O. Smith Corp.	422,329
3,044	Acuity Brands, Inc.	702,799
10,555	AECOM*	335,966
5,240	AGCO Corp.	263,362
8,902	Alaska Air Group, Inc.	709,756
7,427	B/E Aerospace, Inc.	343,276
4,561	Carlisle Cos., Inc.	403,420
2,344	CEB, Inc.	181,121
3,503	CLARCOR, Inc.	185,064
3,717	Clean Harbors, Inc.*	160,909
7,651	Copart, Inc.*	301,985
3,450	Crane Co.	179,469
3,493	Deluxe Corp.	204,864
8,778	Donaldson Co., Inc.	275,629
2,154	Esterline Technologies Corp.*	204,802
11,182	Fortune Brands Home & Security, Inc.	614,675

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,925	FTI Consulting, Inc.*	$109,337
3,020	GATX Corp.	139,826
3,978	Genesee & Wyoming, Inc., Class A*	275,556
4,036	Graco, Inc.	304,557
2,753	Granite Construction, Inc.	112,240
4,184	Herman Miller, Inc.	132,675
3,101	HNI Corp.	137,250
3,545	Hubbell, Inc., Class B	351,983
3,343	Huntington Ingalls Industries, Inc.	437,666
5,411	IDEX Corp.	426,387
6,250	ITT Corp.	248,188
22,010	JetBlue Airways Corp.*	544,527
6,814	Joy Global, Inc.	104,595
10,092	KBR, Inc.	196,189
5,553	Kennametal, Inc.	162,425
3,830	Kirby Corp.*	247,418
3,688	KLX, Inc.*	118,385
3,047	Landstar System, Inc.	190,194
2,802	Lennox International, Inc.	380,848
4,760	Lincoln Electric Holdings, Inc.	268,702
5,369	ManpowerGroup, Inc.	484,713
2,220	MSA Safety, Inc.	104,118
3,385	MSC Industrial Direct Co., Inc., Class A	208,855
3,998	Nordson Corp.	289,975
7,493	NOW, Inc.*	137,721
4,890	Old Dominion Freight Line, Inc.*	311,542
4,132	Orbital ATK, Inc.	354,980
5,476	Oshkosh Corp.	240,177
14,591	R.R. Donnelley & Sons Co.	234,769
3,135	Regal Beloit Corp.	202,082
6,572	Rollins, Inc.	178,430
2,474	Teledyne Technologies, Inc.*	228,870
7,586	Terex Corp.	155,361
5,142	Timken Co. (The)	165,778
3,832	Toro Co. (The)	295,332
4,844	Towers Watson & Co., Class A	651,566
10,799	Trinity Industries, Inc.	293,193
3,447	Triumph Group, Inc.	138,052
1,625	Valmont Industries, Inc.	190,531
6,759	Wabtec Corp.	541,531
8,628	Waste Connections, Inc.	470,226
1,797	Watsco, Inc.	228,417
3,116	Werner Enterprises, Inc.	84,007
4,001	Woodward, Inc.	201,770
		16,770,370
	Information Technology — 14.3%

7,439	3D Systems Corp.*	67,844
8,236	ACI Worldwide, Inc.*	193,711
5,449	Acxiom Corp.*	124,782
44,126	Advanced Micro Devices, Inc.*	104,137
6,302	ANSYS, Inc.*	587,409
9,429	ARRIS Group, Inc.*	288,245
6,601	Arrow Electronics, Inc.*	373,353
29,252	Atmel Corp.	253,030
9,401	Avnet, Inc.	426,053
2,983	Belden, Inc.	187,243
8,269	Broadridge Financial Solutions, Inc.	454,630
20,372	Cadence Design Systems, Inc.*	454,296
11,191	CDK Global, Inc.	530,565
8,856	Ciena Corp.*	221,754
6,090	Cognex Corp.	225,939
2,957	CommVault Systems, Inc.*	121,178
9,622	Computer Sciences Corp.	301,457
6,871	Convergys Corp.	176,997
6,228	CoreLogic, Inc.*	229,564
7,222	Cree, Inc.*	199,616
23,437	Cypress Semiconductor Corp.*	253,588
4,542	Diebold, Inc.	157,471
2,356	DST Systems, Inc.	288,092
2,177	Fair Isaac Corp.	207,359
8,070	Fairchild Semiconductor International, Inc.*	157,688
2,908	FEI Co.	232,669
10,171	Fortinet, Inc.*	366,359
5,806	Gartner, Inc.*	541,700
9,106	Global Payments, Inc.	645,160
10,894	Ingram Micro, Inc., Class A	336,951
10,366	Integrated Device Technology, Inc.*	290,663
2,511	InterDigital, Inc.	132,305
9,237	Intersil Corp., Class A	133,752
2,543	IPG Photonics Corp.*	231,896
13,552	Jabil Circuit, Inc.	346,796
5,663	Jack Henry & Associates, Inc.	449,529
11,839	Keysight Technologies, Inc.*	364,760
6,178	Knowles Corp.*	101,752
4,484	Leidos Holdings, Inc.	259,758
4,307	Lexmark International, Inc., Class A	147,902
5,133	Manhattan Associates, Inc.*	393,188
4,611	MAXIMUS, Inc.	261,674
6,967	Mentor Graphics Corp.	130,492
7,117	National Instruments Corp.	223,474
11,041	NCR Corp.*	299,322
7,043	NetScout Systems, Inc.*	233,123
3,803	NeuStar, Inc., Class A*	95,836
2,464	Plantronics, Inc.	130,370
9,324	Polycom, Inc.*	127,086
7,982	PTC, Inc.*	287,671
8,005	Rackspace Hosting, Inc.*	229,103
2,929	Science Applications International Corp.	147,153
2,794	Silicon Laboratories, Inc.*	151,183
4,364	SolarWinds, Inc.*	254,989
4,687	Solera Holdings, Inc.	251,879
22,027	SunEdison, Inc.*	70,266
2,547	Synaptics, Inc.*	228,644
10,903	Synopsys, Inc.*	546,022
2,470	Tech Data Corp.*	167,095
14,741	Teradyne, Inc.	306,318
17,972	Trimble Navigation Ltd.*	411,559
2,251	Tyler Technologies, Inc.*	401,668
1,999	Ultimate Software Group, Inc. (The)*	394,803
7,991	VeriFone Systems, Inc.*	229,182
9,469	Vishay Intertechnology, Inc.	112,870
2,702	WEX, Inc.*	254,718
3,641	Zebra Technologies Corp., Class A*	292,008
		17,799,649
	Materials — 6.1%

7,845	Albemarle Corp.	420,178
7,635	Allegheny Technologies, Inc.	96,735
4,390	AptarGroup, Inc.	326,967
4,432	Ashland, Inc.	499,265
6,813	Bemis Co., Inc.	321,029
4,399	Cabot Corp.	191,532
3,464	Carpenter Technology Corp.	124,496
12,653	Chemours Co. (The)	79,081
8,082	Commercial Metals Co.	119,533
2,356	Compass Minerals International, Inc.	198,234
4,996	Cytec Industries, Inc.	374,051
4,393	Domtar Corp.	180,508
3,523	Eagle Materials, Inc.	243,369
1,797	Greif, Inc., Class A	63,740
9,975	Louisiana-Pacific Corp.*	183,540
2,429	Minerals Technologies, Inc.	149,481

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
730	NewMarket Corp.	$301,600
11,536	Olin Corp.	251,139
6,832	Packaging Corp. of America	464,508
6,198	PolyOne Corp.	223,004
5,137	Reliance Steel & Aluminum Co.	302,107
4,558	Royal Gold, Inc.	163,860
9,329	RPM International, Inc.	438,276
3,170	Scotts Miracle-Gro Co. (The), Class A	221,234
3,204	Sensient Technologies Corp.	214,155
2,828	Silgan Holdings, Inc.	153,645
7,056	Sonoco Products Co.	309,194
16,924	Steel Dynamics, Inc.	294,308
10,225	United States Steel Corp.	82,516
5,169	Valspar Corp. (The)	436,729
3,290	Worthington Industries, Inc.	101,233
		7,529,247
	Telecommunication Services — 0.1%

6,591	Telephone & Data Systems, Inc.	186,459

	Utilities — 4.2%

7,919	Alliant Energy Corp.	476,645
12,361	Aqua America, Inc.	362,795
7,087	Atmos Energy Corp.	441,591
3,519	Black Hills Corp.	151,035
4,229	Cleco Corp.	211,915
10,790	Great Plains Energy, Inc.	291,222
7,513	Hawaiian Electric Industries, Inc.	214,721
3,520	IDACORP, Inc.	239,501
13,638	MDU Resources Group, Inc.	237,574
5,913	National Fuel Gas Co.	270,342
13,961	OGE Energy Corp.	364,522
3,646	ONE Gas, Inc.	177,742
5,569	PNM Resources, Inc.	161,501
12,287	Questar Corp.	232,839
4,492	Talen Energy Corp.*	34,993
12,080	UGI Corp.	418,814
5,779	Vectren Corp.	246,012
9,876	Westar Energy, Inc.	421,508
3,477	WGL Holdings, Inc.	214,392
		5,169,664
	Total Common Stocks (Cost $118,951,636)	108,913,026

Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
	U.S. Treasury Bills
$5,000,000	0.00%, due 02/18/16	4,998,380
	Total U.S. Government & Agency Security (Cost 4,998,793)	4,998,380

	Repurchase Agreements (a)(b) — 5.2%
$6,496,324	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $6,496,344	6,496,324
	Total Repurchase Agreements (Cost $6,496,324)	6,496,324

	Total Investment Securities (Cost $130,446,753) — 97.0%	120,407,730
	Other assets less liabilities — 3.0%	3,744,851
	Net Assets — 100.0%	$124,152,581

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $5,014,431.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,432,270
Aggregate gross unrealized depreciation	(14,790,015)
Net unrealized depreciation	$(10,357,745)
Federal income tax cost of investments	$130,765,475

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2015:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation
E-Mini S&P MidCap 400 Futures Contracts	180	12/18/15	$26,271,000	$886,491

Cash collateral in the amount of $1,326,600 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements(1)

Ultra MidCap400 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$16,874,114	11/07/16	Bank of America, N.A.	0.34%	S&P MidCap 400®	$(173,710)	$—	$173,710	$—
4,714,081	02/08/16	Citibank, N.A.	0.36%	S&P MidCap 400®	90,684	—	—	90,684
2,870,927	11/06/17	Credit Suisse International	0.49%	S&P MidCap 400®	(112)	—	112	—
19,062,286	11/06/17	Deutsche Bank AG	0.16%	SPDR® S&P MidCap 400® ETF Trust	(14,016)	—	—	—
31,488,540	11/06/17	Deutsche Bank AG	0.26%	S&P MidCap 400®	(29,564)	—	—	—
50,550,826					(43,580)	—	43,580	—
5,199,167	12/07/15	Goldman Sachs International	0.31%	SPDR® S&P MidCap 400® ETF Trust	278,489	—	—	—
15,028,045	12/07/15	Goldman Sachs International	0.56%	S&P MidCap 400®	(24,229)	—	—	—
20,227,212					254,260	(254,260)	—	—
6,385,354	11/06/17	Morgan Stanley & Co. International PLC	0.39%	S&P MidCap 400®	144	—	—	144
8,920,975	11/06/17	Societe Generale	0.49%	S&P MidCap 400®	(17,036)	9,997	7,039	—
2,561,462	11/07/16	UBS AG	0.49%	S&P MidCap 400®	362,409	(311,797)	—	50,612
$113,104,951					$473,059

(1)              The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)              Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)              The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Ultra Russell2000

Shares		Value
	Common Stocks (a) — 75.9%
	Consumer Discretionary — 10.2%
2,257	1-800-Flowers.com, Inc., Class A*	$17,447
2,376	2U, Inc.*	57,309
6,281	Abercrombie & Fitch Co., Class A	160,605
1,915	AMC Entertainment Holdings, Inc., Class A	48,660
6,847	American Axle & Manufacturing Holdings, Inc.*	155,838
17,649	American Eagle Outfitters, Inc.	274,795
1,548	American Public Education, Inc.*	36,022
770	America’s Car-Mart, Inc.*	20,390
8,520	Apollo Education Group, Inc.*	60,151
1,170	Arctic Cat, Inc.	26,044
2,461	Asbury Automotive Group, Inc.*	184,821
15,500	Ascena Retail Group, Inc.*	175,617
1,202	Ascent Capital Group, Inc., Class A*	24,028
2,896	Barnes & Noble Education, Inc.*	41,847
4,583	Barnes & Noble, Inc.	58,662
971	Bassett Furniture Industries, Inc.	30,451
2,950	Beazer Homes USA, Inc.*	42,303
2,571	bebe stores, inc.	1,183
8,749	Belmond Ltd., Class A*	88,365
1,651	Big 5 Sporting Goods Corp.	15,949
4,476	Big Lots, Inc.	201,375
150	Biglari Holdings, Inc.*	55,354
1,940	BJ’s Restaurants, Inc.*	88,852
2,055	Black Diamond, Inc.*	10,008
11,196	Bloomin’ Brands, Inc.	193,803
1,072	Blue Nile, Inc.*	39,085
2,000	Bob Evans Farms, Inc.	79,700
749	Bojangles’, Inc.*	13,242
1,079	Boot Barn Holdings, Inc.*	11,329
7,206	Boyd Gaming Corp.*	141,166
1,373	Bravo Brio Restaurant Group, Inc.*	14,650
1,524	Bridgepoint Education, Inc.*	12,055
3,376	Bright Horizons Family Solutions, Inc.*	223,930
2,557	Buckle, Inc. (The)	81,185
1,715	Buffalo Wild Wings, Inc.*	274,812
1,283	Build-A-Bear Workshop, Inc.*	16,499
6,810	Burlington Stores, Inc.*	327,629
4,175	Caesars Acquisition Co., Class A*	32,982
5,005	Caesars Entertainment Corp.*	42,392
6,953	CalAtlantic Group, Inc.*	292,707
3,956	Caleres, Inc.	111,164
7,050	Callaway Golf Co.	71,064
1,173	Cambium Learning Group, Inc.*	6,088
1,103	Capella Education Co.	52,944
6,131	Career Education Corp.*	25,873
2,211	Carmike Cinemas, Inc.*	48,310
1,470	Carriage Services, Inc.	36,294
3,206	Carrols Restaurant Group, Inc.*	38,600
2,376	Cato Corp. (The), Class A	93,329
800	Cavco Industries, Inc.*	74,160
6,656	Central European Media Enterprises Ltd., Class A*	14,710
1,375	Century Communities, Inc.*	26,235
4,404	Cheesecake Factory, Inc. (The)	207,561
6,893	Chegg, Inc.*	50,043
773	Cherokee, Inc.*	14,772
12,946	Chico’s FAS, Inc.	155,352
1,862	Children’s Place, Inc. (The)	89,972
3,360	Christopher & Banks Corp.*	4,704
1,215	Churchill Downs, Inc.	178,544
1,487	Chuy’s Holdings, Inc.*	49,443
1,405	Citi Trends, Inc.	27,861
3,967	ClubCorp Holdings, Inc.	71,208
645	Collectors Universe, Inc.	10,294
2,591	Columbia Sportswear Co.	121,337
2,471	Conn’s, Inc.*	65,902
1,423	Container Store Group, Inc. (The)*	14,614
5,199	Cooper Tire & Rubber Co.	218,306
1,226	Cooper-Standard Holding, Inc.*	90,650
2,086	Core-Mark Holding Co., Inc.	177,915
1,732	Cracker Barrel Old Country Store, Inc.	218,093
6,952	Crocs, Inc.*	77,341
3,125	Crown Media Holdings, Inc., Class A*	17,719
844	CSS Industries, Inc.	24,484
933	Culp, Inc.	26,292
12,879	Cumulus Media, Inc., Class A*	5,112
98	Daily Journal Corp.*	19,734
13,808	Dana Holding Corp.	227,004
2,058	Dave & Buster’s Entertainment, Inc.*	78,904
2,951	Deckers Outdoor Corp.*	144,422
2,132	Del Frisco’s Restaurant Group, Inc.*	31,959
7,619	Denny’s Corp.*	73,447
3,244	Destination XL Group, Inc.*	16,220
5,755	DeVry Education Group, Inc.	136,681
3,762	Diamond Resorts International, Inc.*	105,750
1,532	DineEquity, Inc.	129,975
2,415	Dorman Products, Inc.*	115,244
6,859	DreamWorks Animation SKG, Inc., Class A*	169,006
2,179	Drew Industries, Inc.	131,677
5,341	E.W. Scripps Co. (The), Class A	117,182
1,215	El Pollo Loco Holdings, Inc.*	14,920
2,547	Eldorado Resorts, Inc.*	24,680
1,399	Empire Resorts, Inc.*	6,142
2,294	Entercom Communications Corp., Class A*	27,780
5,755	Entravision Communications Corp., Class A	48,284
2,555	Eros International PLC*	24,835
900	Escalade, Inc.	10,800
2,297	Ethan Allen Interiors, Inc.	65,143
1,805	Etsy, Inc.*	16,805
4,506	EVINE Live, Inc.*	8,381
7,631	Express, Inc.*	127,743
2,739	Federal-Mogul Holdings Corp.*	22,405
1,246	Fenix Parts, Inc.*	7,912
2,422	Fiesta Restaurant Group, Inc.*	93,077
4,159	Finish Line, Inc. (The), Class A	68,998
4,920	Five Below, Inc.*	137,809
530	Flexsteel Industries, Inc.	25,429
456	Fogo De Chao, Inc.*	7,469
1,531	Fox Factory Holding Corp.*	27,206
3,822	Francesca’s Holdings Corp.*	57,062
3,356	Fred’s, Inc., Class A	55,307
1,649	FTD Cos., Inc.*	43,731
3,602	G-III Apparel Group Ltd.*	165,224
2,171	Genesco, Inc.*	117,581
3,243	Gentherm, Inc.*	164,874
4,186	Global Eagle Entertainment, Inc.*	45,334
4,251	Grand Canyon Education, Inc.*	168,425
5,701	Gray Television, Inc.*	95,492
1,952	Green Brick Partners, Inc.*	14,738
2,108	Group 1 Automotive, Inc.	171,212
5,591	Guess?, Inc.	110,087
1,038	Habit Restaurants, Inc. (The), Class A*	25,005
4,356	Harte-Hanks, Inc.	16,379
1,840	Haverty Furniture Cos., Inc.	44,418
2,573	Helen of Troy Ltd.*	266,074
912	Hemisphere Media Group, Inc.*	12,978
2,248	Hibbett Sports, Inc.*	73,757

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
976	Hooker Furniture Corp.	$26,742
1,636	Horizon Global Corp.*	14,217
12,363	Houghton Mifflin Harcourt Co.*	244,293
10,776	Hovnanian Enterprises, Inc., Class A*	19,720
2,936	HSN, Inc.	146,506
4,311	Iconix Brand Group, Inc.*	30,349
5,455	IMAX Corp.*	206,635
1,797	Installed Building Products, Inc.*	45,033
2,520	International Speedway Corp., Class A	89,687
3,534	Interval Leisure Group, Inc.	55,201
1,630	Intrawest Resorts Holdings, Inc.*	14,996
2,684	iRobot Corp.*	88,814
1,997	Isle of Capri Casinos, Inc.*	36,825
1,247	J Alexander’s Holdings, Inc.*	13,268
3,376	Jack in the Box, Inc.	250,297
1,712	JAKKS Pacific, Inc.*	14,090
1,252	Jamba, Inc.*	17,490
457	Johnson Outdoors, Inc., Class A	10,968
2,202	Journal Media Group, Inc.	26,556
3,050	K12, Inc.*	30,927
7,371	KB Home	103,857
1,564	Kirkland’s, Inc.	23,006
763	Kona Grill, Inc.*	10,613
5,857	Krispy Kreme Doughnuts, Inc.*	82,818
8,456	La Quinta Holdings, Inc.*	126,755
1,485	Lands’ End, Inc.*	35,699
4,623	La-Z-Boy, Inc.	123,943
1,263	LGI Homes, Inc.*	42,007
1,973	Libbey, Inc.	49,503
11	Liberty Interactive Corp. QVC Group, Class A*	291
537	Liberty Tax, Inc.	11,889
6,755	Liberty TripAdvisor Holdings, Inc., Class A*	202,245
8,523	LifeLock, Inc.*	123,072
972	Lifetime Brands, Inc.	13,521
2,057	Lithia Motors, Inc., Class A	255,562
1,184	Loral Space & Communications, Inc.*	52,380
2,446	Lumber Liquidators Holdings, Inc.*	38,207
2,215	M/I Homes, Inc.*	51,742
1,613	Malibu Boats, Inc., Class A*	25,034
1,658	Marcus Corp. (The)	32,994
965	Marine Products Corp.	6,774
2,302	MarineMax, Inc.*	41,781
2,335	Marriott Vacations Worldwide Corp.	142,038
2,785	Martha Stewart Living Omnimedia, Inc., Class A*	16,905
1,851	Mattress Firm Holding Corp.*	91,365
631	MCBC Holdings, Inc.*	9,055
3,528	MDC Holdings, Inc.	92,539
3,924	MDC Partners, Inc., Class A	84,562
8,654	Media General, Inc.*	134,397
4,364	Men’s Wearhouse, Inc. (The)	87,236
3,318	Meredith Corp.	154,785
3,581	Meritage Homes Corp.*	133,607
1,034	Metaldyne Performance Group, Inc.	23,286
4,326	Modine Manufacturing Co.*	40,621
917	Monarch Casino & Resort, Inc.*	20,559
2,874	Monro Muffler Brake, Inc.	212,791
2,449	Morgans Hotel Group Co.*	7,690
1,622	Motorcar Parts of America, Inc.*	64,977
1,449	Movado Group, Inc.	38,761
374	NACCO Industries, Inc., Class A	15,805
5,551	National CineMedia, Inc.	88,094
2,834	Nautilus, Inc.*	54,441
804	New Home Co., Inc. (The)*	11,795
4,034	New Media Investment Group, Inc.	73,459
12,419	New York Times Co. (The), Class A	174,860
2,826	Nexstar Broadcasting Group, Inc., Class A	165,575
1,028	Noodles & Co.*	11,411
2,612	Nutrisystem, Inc.	59,919
927	Ollie’s Bargain Outlet Holdings, Inc.*	16,371
1,666	Outerwall, Inc.	103,125
1,083	Overstock.com, Inc.*	14,252
1,323	Oxford Industries, Inc.	89,885
2,614	Papa John’s International, Inc.	150,253
822	Papa Murphy’s Holdings, Inc.*	10,028
2,272	Party City Holdco, Inc.*	28,854
7,208	Penn National Gaming, Inc.*	114,968
4,857	Pep Boys-Manny Moe & Jack (The)*	75,429
4,095	Performance Sports Group Ltd.*	48,567
1,104	Perry Ellis International, Inc.*	22,897
1,830	PetMed Express, Inc.	30,744
8,141	Pier 1 Imports, Inc.	55,033
5,466	Pinnacle Entertainment, Inc.*	179,230
1,402	Planet Fitness, Inc., Class A*	22,166
3,931	Pool Corp.	322,499
2,091	Popeyes Louisiana Kitchen, Inc.*	120,985
1,971	Potbelly Corp.*	24,578
1,494	Reading International, Inc., Class A*	21,558
1,276	Red Robin Gourmet Burgers, Inc.*	86,104
3,695	Regis Corp.*	61,559
4,789	Rent-A-Center, Inc.	82,179
1,146	Rentrak Corp.*	55,455
3,015	Restoration Hardware Holdings, Inc.*	270,958
5,606	Ruby Tuesday, Inc.*	31,001
3,153	Ruth’s Hospitality Group, Inc.	54,389
328	Saga Communications, Inc., Class A	14,137
2,408	Scholastic Corp.	102,870
4,536	Scientific Games Corp., Class A*	41,822
6,175	SeaWorld Entertainment, Inc.	108,124
4,723	Select Comfort Corp.*	111,557
2,276	Sequential Brands Group, Inc.*	20,370
4,133	SFX Entertainment, Inc.*	1,158
519	Shake Shack, Inc., Class A*	23,848
1,353	Shoe Carnival, Inc.	26,347
3,394	Shutterfly, Inc.*	155,785
5,984	Sinclair Broadcast Group, Inc., Class A	210,038
1,943	Sizmek, Inc.*	8,996
1,982	Skullcandy, Inc.*	8,067
4,855	Smith & Wesson Holding Corp.*	89,041
2,972	Sonic Automotive, Inc., Class A	72,101
4,696	Sonic Corp.	136,466
5,618	Sotheby’s	159,046
1,057	Speedway Motorsports, Inc.	20,601
1,623	Sportsman’s Warehouse Holdings, Inc.*	18,583
2,883	Stage Stores, Inc.	22,314
1,801	Standard Motor Products, Inc.	75,210
2,650	Stein Mart, Inc.	20,484
1,159	Steiner Leisure Ltd.*	72,878
5,083	Steven Madden Ltd.*	162,148
2,530	Stoneridge, Inc.*	37,014
324	Strattec Security Corp.	20,205
991	Strayer Education, Inc.*	58,657
1,688	Sturm Ruger & Co., Inc.	87,945
2,117	Superior Industries International, Inc.	41,303
671	Superior Uniform Group, Inc.	12,407
1,021	Systemax, Inc.*	9,873
2,936	Taylor Morrison Home Corp., Class A*	51,380
5,542	Tenneco, Inc.*	298,603
6,322	Texas Roadhouse, Inc.	221,270
2,449	Tile Shop Holdings, Inc.*	41,486
1,017	Tilly’s, Inc., Class A*	6,275

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,891	Time, Inc.	$164,586
1,906	Tower International, Inc.	58,438
618	Townsquare Media, Inc., Class A*	7,064
9,533	Travelport Worldwide Ltd.	126,884
14,598	TRI Pointe Group, Inc.*	203,642
2,376	Tribune Publishing Co.	24,188
3,979	Tuesday Morning Corp.*	26,580
5,066	Tumi Holdings, Inc.*	89,466
1,343	Unifi, Inc.*	40,062
1,433	Universal Electronics, Inc.*	75,935
1,909	Universal Technical Institute, Inc.	10,977
3,283	Vail Resorts, Inc.	395,930
1,921	Vera Bradley, Inc.*	22,879
1,391	Vince Holding Corp.*	7,205
2,686	Vitamin Shoppe, Inc.*	81,923
1,791	VOXX International Corp.*	10,280
1,812	Wayfair, Inc., Class A*	68,693
1,394	WCI Communities, Inc.*	33,749
2,493	Weight Watchers International, Inc.*	65,765
1,624	West Marine, Inc.*	14,925
594	Weyco Group, Inc.	16,282
1,762	William Lyon Homes, Class A*	30,782
602	Wingstop, Inc.*	12,973
200	Winmark Corp.	19,100
2,432	Winnebago Industries, Inc.	54,720
9,322	Wolverine World Wide, Inc.	169,567
2,718	World Wrestling Entertainment, Inc., Class A	46,179
2,667	ZAGG, Inc.*	27,523
1,744	Zoe’s Kitchen, Inc.*	59,331
1,795	Zumiez, Inc.*	27,087
		21,601,264
	Consumer Staples — 2.6%

348	Alico, Inc.	14,853
1,355	Amplify Snack Brands, Inc.*	17,005
2,565	Andersons, Inc. (The)	88,416
734	Arcadia Biosciences, Inc.*	2,892
5,234	B&G Foods, Inc.	197,741
821	Boston Beer Co., Inc. (The), Class A*	175,382
4,938	Boulder Brands, Inc.*	53,972
1,330	Calavo Growers, Inc.	75,251
2,828	Cal-Maine Foods, Inc.	154,154
3,509	Casey’s General Stores, Inc.	407,991
6,013	Castle Brands, Inc.*	7,937
3,819	Central Garden & Pet Co., Class A*	60,302
1,703	Chefs’ Warehouse, Inc. (The)*	33,345
421	Coca-Cola Bottling Co. Consolidated	81,535
925	Craft Brew Alliance, Inc.*	8,991
14,921	Darling Ingredients, Inc.*	163,385
8,521	Dean Foods Co.	159,854
2,379	Diamond Foods, Inc.*	96,302
2,358	Elizabeth Arden, Inc.*	24,170
1,858	Fairway Group Holdings Corp.*	1,547
699	Farmer Bros Co.*	20,432
3,010	Fresh Del Monte Produce, Inc.	131,567
3,892	Fresh Market, Inc. (The)*	93,330
1,877	Freshpet, Inc.*	16,161
7,102	HRG Group, Inc.*	97,226
1,205	Ingles Markets, Inc., Class A	65,636
1,533	Inter Parfums, Inc.	40,870
1,766	Inventure Foods, Inc.*	13,351
1,345	J&J Snack Foods Corp.	156,935
751	John B. Sanfilippo & Son, Inc.	43,220
1,673	Lancaster Colony Corp.	194,503
2,434	Landec Corp.*	31,180
429	Lifeway Foods, Inc.*	4,719
1,039	Limoneira Co.	17,694
981	Medifast, Inc.*	29,744
966	MGP Ingredients, Inc.	20,209
1,031	National Beverage Corp.*	44,797
811	Natural Grocers by Vitamin Cottage, Inc.*	16,877
712	Natural Health Trends Corp.	34,454
956	Nature’s Sunshine Products, Inc.	11,252
757	Nutraceutical International Corp.*	18,910
443	Oil-Dri Corp. of America	13,830
1,961	Omega Protein Corp.*	48,201
829	Orchids Paper Products Co.	24,596
5,561	Post Holdings, Inc.*	386,601
1,758	PriceSmart, Inc.	163,846
1,039	Revlon, Inc., Class A*	28,448
2,024	Sanderson Farms, Inc.	151,415
24	Seaboard Corp.*	79,200
676	Seneca Foods Corp., Class A*	18,617
2,193	Smart & Final Stores, Inc.*	38,531
4,411	Snyder’s-Lance, Inc.	163,516
3,397	SpartanNash Co.	73,443
23,642	SUPERVALU, Inc.*	158,874
1,923	Synutra International, Inc.*	9,846
1,683	Tootsie Roll Industries, Inc.	53,940
3,872	TreeHouse Foods, Inc.*	334,773
4,522	United Natural Foods, Inc.*	198,561
2,040	Universal Corp.	115,342
510	USANA Health Sciences, Inc.*	68,309
7,747	Vector Group Ltd.	196,077
647	Village Super Market, Inc., Class A	16,757
1,316	WD-40 Co.	129,981
995	Weis Markets, Inc.	41,223
		5,442,019
	Energy — 2.3%

8,480	Abraxas Petroleum Corp.*	11,194
193	Adams Resources & Energy, Inc.	8,284
2,820	Alon USA Energy, Inc.	49,604
3,263	Approach Resources, Inc.*	7,277
6,269	Archrock, Inc.	66,263
1,619	Ardmore Shipping Corp.	20,270
5,838	Atwood Oceanics, Inc.	92,707
3,850	Basic Energy Services, Inc.*	15,362
4,519	Bill Barrett Corp.*	28,379
4,489	Bonanza Creek Energy, Inc.*	38,112
3,146	Bristow Group, Inc.	96,110
5,093	C&J Energy Services Ltd.*	30,354
5,949	Callon Petroleum Co.*	56,456
1,772	CARBO Ceramics, Inc.	33,030
5,266	Carrizo Oil & Gas, Inc.*	212,641
533	Clayton Williams Energy, Inc.*	30,067
6,431	Clean Energy Fuels Corp.*	30,290
5,512	Cloud Peak Energy, Inc.*	14,386
1,573	Contango Oil & Gas Co.*	12,128
5,180	Delek U.S. Holdings, Inc.	143,434
8,385	DHT Holdings, Inc.	62,888
2,261	Dorian LPG Ltd.*	29,868
117	Earthstone Energy, Inc.*	1,812
4,339	Eclipse Resources Corp.*	11,021
3,946	Energy Fuels, Inc.*	7,379
8,528	Energy XXI Ltd.	13,389
1,859	Era Group, Inc.*	21,918
1,253	Erin Energy Corp.*	4,974
2,223	Evolution Petroleum Corp.	13,671
14,259	EXCO Resources, Inc.*	18,109
3,135	Exterran Corp.*	51,312
5,777	Fairmount Santrol Holdings, Inc.*	16,927

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,357	Forum Energy Technologies, Inc.*	$83,891
9,760	Frontline Ltd.*	29,573
3,759	GasLog Ltd.	44,995
7,328	Gastar Exploration, Inc.*	8,061
1,525	Gener8 Maritime, Inc.*	14,777
1,187	Geospace Technologies Corp.*	15,111
3,427	Green Plains, Inc.	81,186
2,315	GulfMark Offshore, Inc., Class A	14,978
33,164	Halcon Resources Corp.*	20,230
983	Hallador Energy Co.	6,625
9,565	Helix Energy Solutions Group, Inc.*	61,981
2,889	Hornbeck Offshore Services, Inc.*	35,390
1,496	Independence Contract Drilling, Inc.*	9,126
12,742	ION Geophysical Corp.*	7,105
81	Isramco, Inc.*	7,452
2,616	Jones Energy, Inc., Class A*	14,676
12,016	Key Energy Services, Inc.*	6,395
6,607	Matador Resources Co.*	169,800
2,413	Matrix Service Co.*	55,475
21,548	McDermott International, Inc.*	95,458
1,150	Natural Gas Services Group, Inc.*	26,703
7,407	Navios Maritime Acquisition Corp.	25,036
7,596	Newpark Resources, Inc.*	49,374
1	Noble Energy, Inc.	37
1,710	Nordic American Offshore Ltd.	9,508
8,054	Nordic American Tankers Ltd.	119,199
6,455	North Atlantic Drilling Ltd.*	3,544
5,564	Northern Oil and Gas, Inc.*	28,543
12,571	Oasis Petroleum, Inc.*	144,441
4,659	Oil States International, Inc.*	147,783
2,878	Pacific Ethanol, Inc.*	14,361
1,493	Panhandle Oil and Gas, Inc., Class A	28,262
1,447	Par Pacific Holdings, Inc.*	36,247
11,044	Parker Drilling Co.*	30,371
8,338	Parsley Energy, Inc., Class A*	163,842
3,617	PDC Energy, Inc.*	204,324
1,676	Peabody Energy Corp.	19,109
6,471	Penn Virginia Corp.*	2,902
1,133	PHI, Inc. (Non-Voting)*	24,212
5,817	Pioneer Energy Services Corp.*	14,717
3,968	Renewable Energy Group, Inc.*	35,752
524	REX American Resources Corp.*	32,933
4,344	Rex Energy Corp.*	5,951
1,090	RigNet, Inc.*	24,078
2,199	Ring Energy, Inc.*	21,924
5,930	RSP Permian, Inc.*	168,293
4,762	Sanchez Energy Corp.*	23,810
39,102	SandRidge Energy, Inc.*	11,750
16,150	Scorpio Tankers, Inc.	139,698
1,648	SEACOR Holdings, Inc.*	93,573
3,965	SemGroup Corp., Class A	137,704
5,076	Seventy Seven Energy, Inc.*	5,634
5,355	Ship Finance International Ltd.	92,749
7,231	Solazyme, Inc.*	23,862
5,165	Stone Energy Corp.*	37,653
9,398	Synergy Resources Corp.*	107,043
8,587	Teekay Tankers Ltd., Class A	60,452
3,519	Tesco Corp.	29,595
7,192	TETRA Technologies, Inc.*	67,029
4,247	Tidewater, Inc.	40,389
2,332	TransAtlantic Petroleum Ltd.*	3,615
4,211	Triangle Petroleum Corp.*	3,226
4,822	U.S. Silica Holdings, Inc.	102,564
13,835	Ultra Petroleum Corp.*	55,478
4,552	Unit Corp.*	82,255
8,812	Uranium Energy Corp.*	9,517
3,160	W&T Offshore, Inc.*	11,850
6,424	Western Refining, Inc.	290,750
1,617	Westmoreland Coal Co.*	9,702
		4,853,245
	Financials — 19.6%

1,478	1st Source Corp.	49,971
6,212	Acadia Realty Trust (REIT)	208,350
656	Access National Corp.	14,334
3,666	Actua Corp.*	42,489
2,564	AG Mortgage Investment Trust, Inc. (REIT)	37,896
1,590	Agree Realty Corp. (REIT)	53,329
4,412	Alexander & Baldwin, Inc.	167,259
189	Alexander’s, Inc. (REIT)	75,736
82	Altisource Asset Management Corp.*	1,391
1,192	Altisource Portfolio Solutions S.A.*	34,294
5,166	Altisource Residential Corp. (REIT)	68,398
4,064	Ambac Financial Group, Inc.*	68,600
3,356	American Assets Trust, Inc. (REIT)	133,602
4,621	American Capital Mortgage Investment Corp. (REIT)	69,269
7,355	American Equity Investment Life Holding Co.	197,188
788	American National Bankshares, Inc.	20,488
2,908	American Residential Properties, Inc. (REIT)	50,861
2,907	Ameris Bancorp	99,390
1,714	AMERISAFE, Inc.	92,282
841	Ames National Corp.	21,311
692	Anchor BanCorp Wisconsin, Inc.*	29,057
9,465	Anworth Mortgage Asset Corp. (REIT)	45,527
5,277	Apollo Commercial Real Estate Finance, Inc. (REIT)	92,611
2,899	Apollo Residential Mortgage, Inc. (REIT)	37,629
2,449	Ares Commercial Real Estate Corp. (REIT)	31,519
2,523	Argo Group International Holdings Ltd.	160,286
2,065	Arlington Asset Investment Corp., Class A	28,745
2,303	Armada Hoffler Properties, Inc. (REIT)	26,001
3,978	ARMOUR Residential REIT, Inc. (REIT)	84,056
1,012	Arrow Financial Corp.	28,812
2,473	Ashford Hospitality Prime, Inc. (REIT)	35,117
7,533	Ashford Hospitality Trust, Inc. (REIT)	52,957
97	Ashford, Inc.*	5,997
8,126	Astoria Financial Corp.	130,991
937	Atlas Financial Holdings, Inc.*	19,649
1,118	AV Homes, Inc.*	15,563
848	Baldwin & Lyons, Inc., Class B	19,886
3,270	Banc of California, Inc.	49,115
658	BancFirst Corp.	42,421
2,715	Banco Latinoamericano de Comercio Exterior S.A., Class E	75,368
3,044	Bancorp, Inc. (The)*	23,378
8,719	BancorpSouth, Inc.	234,541
4,211	Bank Mutual Corp.	32,509
539	Bank of Marin Bancorp	29,607
7,043	Bank of the Ozarks, Inc.	382,294
1,659	BankFinancial Corp.	21,318
1,894	Banner Corp.	99,435
539	Bar Harbor Bankshares	18,816
7,184	BBCN Bancorp, Inc.	135,849
245	BBX Capital Corp., Class A*	4,177
1,204	Bear State Financial, Inc.*	12,823
7,469	Beneficial Bancorp, Inc.*	104,267

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,666	Berkshire Hills Bancorp, Inc.	$80,620
16,548	BGC Partners, Inc., Class A	150,339
2	BlackRock Capital Investment Corp.	20
2,533	Blue Hills Bancorp, Inc.	41,187
1,702	Bluerock Residential Growth REIT, Inc. (REIT)	19,471
2,554	BNC Bancorp	65,127
5,544	BofI Holding, Inc.*	111,046
7,500	Boston Private Financial Holdings, Inc.	90,750
1,345	Bridge Bancorp, Inc.	42,879
6,326	Brookline Bancorp, Inc.	74,267
1,608	Bryn Mawr Bank Corp.	47,838
731	BSB Bancorp, Inc./MA*	16,594
537	C1 Financial, Inc.*	13,011
1,609	Calamos Asset Management, Inc., Class A	15,302
672	Camden National Corp.	30,200
5,839	Campus Crest Communities, Inc. (REIT)	39,121
2,030	Capital Bank Financial Corp., Class A	68,452
971	Capital City Bank Group, Inc.	15,293
12,703	Capitol Federal Financial, Inc.	164,758
8,653	Capstead Mortgage Corp. (REIT)	82,117
2,904	Cardinal Financial Corp.	71,438
4,348	CareTrust REIT, Inc. (REIT)	48,524
2,790	Cascade Bancorp*	16,740
2,482	Cash America International, Inc.	83,767
3,572	CatchMark Timber Trust, Inc., Class A (REIT)	40,542
7,217	Cathay General Bancorp	247,687
7,679	Cedar Realty Trust, Inc. (REIT)	56,210
4,104	CenterState Banks, Inc.	65,418
2,077	Central Pacific Financial Corp.	48,269
314	Century Bancorp, Inc./MA, Class A	14,102
21,391	Chambers Street Properties (REIT)	160,860
1,498	Charter Financial Corp./MD	19,983
3,459	Chatham Lodging Trust (REIT)	78,831
3,045	Chemical Financial Corp.	112,208
5,387	Chesapeake Lodging Trust (REIT)	146,311
547	CIFC Corp.	3,829
1,102	Citizens & Northern Corp.	22,624
4,432	Citizens, Inc./TX*	41,129
1,374	City Holding Co.	68,590
2,452	Clifton Bancorp, Inc.	36,388
1,301	CNB Financial Corp./PA	24,316
17,786	CNO Financial Group, Inc.	359,811
3,278	CoBiz Financial, Inc.	44,974
1,831	Cohen & Steers, Inc.	56,688
10,088	Colony Capital, Inc., Class A (REIT)	206,400
5,210	Columbia Banking System, Inc.	185,163
3,682	Community Bank System, Inc.	158,805
1,414	Community Trust Bancorp, Inc.	51,894
1,110	CommunityOne Bancorp*	15,651
2,700	ConnectOne Bancorp, Inc.	52,677
394	Consolidated-Tomoka Land Co.	23,498
5,384	CorEnergy Infrastructure Trust, Inc. (REIT)	27,189
2,197	CoreSite Realty Corp. (REIT)	128,678
19,561	Cousins Properties, Inc. (REIT)	192,285
10,061	Cowen Group, Inc., Class A*	47,790
2,568	Crawford & Co., Class B	15,357
1,517	CU Bancorp*	40,838
15,023	CubeSmart (REIT)	437,470
2,414	Customers Bancorp, Inc.*	74,834
9,596	CVB Financial Corp.	177,526
5,985	CyrusOne, Inc. (REIT)	216,418
14,281	CYS Investments, Inc. (REIT)	108,250
8,024	DCT Industrial Trust, Inc. (REIT)	306,276
270	Diamond Hill Investment Group, Inc.	59,451
18,126	DiamondRock Hospitality Co. (REIT)	201,742
2,811	Dime Community Bancshares, Inc.	52,032
769	Donegal Group, Inc., Class A	10,704
5,702	DuPont Fabros Technology, Inc. (REIT)	188,394
4,949	Dynex Capital, Inc. (REIT)	34,000
2,702	Eagle Bancorp, Inc.*	147,610
1,236	Easterly Government Properties, Inc. (REIT)	22,075
2,917	EastGroup Properties, Inc. (REIT)	169,799
4,367	Education Realty Trust, Inc. (REIT)	160,924
1,617	eHealth, Inc.*	20,940
708	EMC Insurance Group, Inc.	18,493
2,880	Employers Holdings, Inc.	78,941
2,351	Encore Capital Group, Inc.*	77,512
2,354	Enova International, Inc.*	17,702
821	Enstar Group Ltd.*	126,524
689	Enterprise Bancorp, Inc./MA	16,874
1,800	Enterprise Financial Services Corp.	52,740
5,165	EPR Properties (REIT)	289,447
6,631	Equity One, Inc. (REIT)	180,562
5,020	Essent Group Ltd.*	124,094
8,739	EverBank Financial Corp.	150,835
3,126	Evercore Partners, Inc., Class A	173,587
4,675	EZCORP, Inc., Class A*	27,068
677	Farmers Capital Bank Corp.*	18,286
868	FBL Financial Group, Inc., Class A	59,302
2,526	FCB Financial Holdings, Inc., Class A*	98,388
946	Federal Agricultural Mortgage Corp., Class C	28,352
1,280	Federated National Holding Co.	36,595
12,939	FelCor Lodging Trust, Inc. (REIT)	103,771
1,017	Fidelity & Guaranty Life	26,117
1,590	Fidelity Southern Corp.	35,966
525	Fifth Street Asset Management, Inc.	2,394
4,683	Financial Engines, Inc.	168,728
1,280	Financial Institutions, Inc.	34,906
9,789	First American Financial Corp.	386,078
970	First Bancorp, Inc./ME	21,524
10,508	First BanCorp./Puerto Rico*	39,405
1,783	First Bancorp/NC	34,751
2,177	First Busey Corp.	47,872
783	First Business Financial Services, Inc.	20,295
2,546	First Cash Financial Services, Inc.*	99,014
696	First Citizens BancShares, Inc., Class A	184,384
8,034	First Commonwealth Financial Corp.	79,055
1,523	First Community Bancshares, Inc./VA	31,069
1,448	First Connecticut Bancorp, Inc./CT	26,426
836	First Defiance Financial Corp.	34,719
5,571	First Financial Bancorp	112,256
5,793	First Financial Bankshares, Inc.	208,027
998	First Financial Corp./IN	36,487
10,000	First Industrial Realty Trust, Inc. (REIT)	228,500
1,776	First Interstate BancSystem, Inc., Class A	54,008
3,412	First Merchants Corp.	92,806
7,041	First Midwest Bancorp, Inc./IL	137,581
1,377	First NBC Bank Holding Co.*	58,302
1,105	First of Long Island Corp. (The)	34,675
5,304	First Potomac Realty Trust (REIT)	61,632
14,972	FirstMerit Corp.	302,884
1,858	Flagstar Bancorp, Inc.*	45,632
2,656	Flushing Financial Corp.	60,477
15,777	FNB Corp./PA	229,082

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,227	FNFV Group*	$80,870
3,036	Forestar Group, Inc.*	41,259
1,054	Fox Chase Bancorp, Inc.	19,225
492	Franklin Financial Network, Inc.*	15,990
8,122	Franklin Street Properties Corp. (REIT)	85,037
622	FRP Holdings, Inc.*	19,276
15,957	Fulton Financial Corp.	230,898
2,914	GAIN Capital Holdings, Inc.	24,070
570	GAMCO Investors, Inc., Class A	37,329
6,742	GEO Group, Inc. (The) (REIT)	197,675
1,197	German American Bancorp, Inc.	41,273
2,308	Getty Realty Corp. (REIT)	40,275
6,821	Glacier Bancorp, Inc.	200,401
1,872	Gladstone Commercial Corp. (REIT)	27,312
750	Global Indemnity PLC*	22,005
6,355	Government Properties Income Trust (REIT)	107,590
5,173	Gramercy Property Trust, Inc. (REIT)	123,583
392	Great Ajax Corp. (REIT)	4,990
947	Great Southern Bancorp, Inc.	48,164
3,732	Great Western Bancorp, Inc.	112,781
1,289	Green Bancorp, Inc.*	17,479
4,144	Green Dot Corp., Class A*	69,702
2,645	Greenhill & Co., Inc.	70,119
2,612	Greenlight Capital Re Ltd., Class A*	53,833
1,338	Guaranty Bancorp	23,442
1,277	Hallmark Financial Services, Inc.*	16,282
3,095	Hampton Roads Bankshares, Inc.*	5,788
7,034	Hancock Holding Co.	204,830
2,884	Hanmi Financial Corp.	75,272
3,456	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	60,342
8,741	Hatteras Financial Corp. (REIT)	123,073
774	HCI Group, Inc.	30,287
9,066	Healthcare Realty Trust, Inc. (REIT)	246,505
1,609	Heartland Financial USA, Inc.	61,319
6	Hercules Technology Growth Capital, Inc.	69
2,194	Heritage Commerce Corp.	23,695
2,731	Heritage Financial Corp./WA	53,473
2,230	Heritage Insurance Holdings, Inc.*	50,086
2,119	Heritage Oaks Bancorp	17,651
4,432	Hersha Hospitality Trust (REIT)	104,639
3,417	HFF, Inc., Class A	117,442
8,494	Highwoods Properties, Inc. (REIT)	369,999
6,877	Hilltop Holdings, Inc.*	153,426
119	Hingham Institution for Savings	15,493
5,156	Home BancShares, Inc./AR	232,639
1,992	HomeStreet, Inc.*	43,167
1,730	HomeTrust Bancshares, Inc.*	34,583
3,715	Horace Mann Educators Corp.	129,765
1,032	Horizon Bancorp/IN	28,411
1,091	Houlihan Lokey, Inc.*	26,675
6,723	Hudson Pacific Properties, Inc. (REIT)	192,748
3,448	IBERIABANK Corp.	218,500
778	Impac Mortgage Holdings, Inc.*	14,541
637	Independence Holding Co.	9,638
2,910	Independence Realty Trust, Inc. (REIT)	22,756
2,361	Independent Bank Corp./MA	122,158
2,074	Independent Bank Corp./MI	32,168
876	Independent Bank Group, Inc.	35,014
1,036	Infinity Property & Casualty Corp.	88,578
1,978	InfraREIT, Inc. (REIT)	39,896
7,919	Inland Real Estate Corp. (REIT)	76,102
4,891	International Bancshares Corp.	149,224
1,358	INTL FCStone, Inc.*	48,318
11,120	Invesco Mortgage Capital, Inc. (REIT)	149,230
3,091	Investment Technology Group, Inc.	62,036
31,496	Investors Bancorp, Inc.	403,779
11,072	Investors Real Estate Trust (REIT)	90,458
7,723	iStar, Inc. (REIT)*	101,944
993	James River Group Holdings Ltd.	31,875
13,260	Janus Capital Group, Inc.	209,375
1,309	JG Wentworth Co. (The), Class A*	2,487
333	Kansas City Life Insurance Co.	16,623
3,071	KCG Holdings, Inc., Class A*	39,647
8,447	Kearny Financial Corp./MD	106,432
3,928	Kemper Corp.	161,480
8,381	Kennedy-Wilson Holdings, Inc.	218,744
7,548	Kite Realty Group Trust (REIT)	203,117
3,591	Ladder Capital Corp. (REIT)	50,813
9,513	Ladenburg Thalmann Financial Services, Inc.*	29,966
3,423	Lakeland Bancorp, Inc.	41,384
1,500	Lakeland Financial Corp.	72,210
10,202	LaSalle Hotel Properties (REIT)	287,798
4,299	LegacyTexas Financial Group, Inc.	131,162
523	LendingTree, Inc.*	53,283
18,555	Lexington Realty Trust (REIT)	159,387
433	Live Oak Bancshares, Inc.	6,841
3,210	LTC Properties, Inc. (REIT)	136,842
8,049	Mack-Cali Realty Corp. (REIT)	189,151
4,568	Maiden Holdings Ltd.	70,393
1,957	MainSource Financial Group, Inc.	45,050
1,227	Marcus & Millichap, Inc.*	40,258
3,371	MarketAxess Holdings, Inc.	359,955
784	Marlin Business Services Corp.	13,704
6,784	MB Financial, Inc.	242,460
12,289	MBIA, Inc.*	80,739
21,125	Medical Properties Trust, Inc. (REIT)	253,711
542	Medley Management, Inc., Class A	3,225
1,526	Mercantile Bank Corp.	39,478
449	Merchants Bancshares, Inc./VT	14,678
4,962	Meridian Bancorp, Inc.	72,743
682	Meta Financial Group, Inc.	30,690
1,071	Metro Bancorp, Inc.	36,393
30,673	MGIC Investment Corp.*	292,620
711	MidWestOne Financial Group, Inc.	22,574
1,589	Moelis & Co., Class A	46,891
5,350	Monmouth Real Estate Investment Corp. (REIT)	55,747
15,038	Monogram Residential Trust, Inc. (REIT)	150,079
3,134	National Bank Holdings Corp., Class A	71,142
628	National Bankshares, Inc.	22,558
545	National Commerce Corp.*	14,301
3,622	National General Holdings Corp.	79,358
3,393	National Health Investors, Inc. (REIT)	204,903
644	National Interstate Corp.	16,834
12,653	National Penn Bancshares, Inc.	158,036
2,068	National Storage Affiliates Trust (REIT)	34,246
201	National Western Life Group, Inc., Class A	52,913
3,548	Nationstar Mortgage Holdings, Inc.*	48,324
958	Navigators Group, Inc. (The)*	82,637
3,978	NBT Bancorp, Inc.	119,857
2,143	Nelnet, Inc., Class A	70,719
20,809	New Residential Investment Corp. (REIT)	264,690
7,815	New Senior Investment Group, Inc. (REIT)	72,132
9,877	New York Mortgage Trust, Inc. (REIT)	57,287
14,672	New York REIT, Inc. (REIT)	168,875

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,240	NewBridge Bancorp	$41,602
2,182	NewStar Financial, Inc.*	21,013
1,712	NexPoint Residential Trust, Inc. (REIT)	22,684
4,500	NMI Holdings, Inc., Class A*	33,255
4,236	Northfield Bancorp, Inc.	67,479
9,168	Northwest Bancshares, Inc.	127,802
1,201	OceanFirst Financial Corp.	23,732
9,702	Ocwen Financial Corp.*	69,175
4,025	OFG Bancorp	33,649
10,565	Old National Bancorp/IN	155,834
2,662	Old Second Bancorp, Inc.*	20,630
2,224	OM Asset Management PLC	36,051
1,046	On Deck Capital, Inc.*	10,408
1,131	One Liberty Properties, Inc. (REIT)	25,267
2,051	OneBeacon Insurance Group Ltd., Class A	28,427
936	Oppenheimer Holdings, Inc., Class A	16,754
940	Opus Bank	37,017
1,966	Orchid Island Capital, Inc. (REIT)	18,815
3,974	Oritani Financial Corp.	68,909
1,762	Pacific Continental Corp.	28,033
1,943	Pacific Premier Bancorp, Inc.*	45,524
1,178	Park National Corp.	114,278
4,064	Park Sterling Corp.	30,764
7,644	Parkway Properties, Inc./MD (REIT)	130,559
751	Patriot National, Inc.*	10,950
1,399	Peapack Gladstone Financial Corp.	31,869
6,489	Pebblebrook Hotel Trust (REIT)	206,675
432	Penns Woods Bancorp, Inc.	19,271
6,242	Pennsylvania Real Estate Investment Trust (REIT)	134,577
1,196	PennyMac Financial Services, Inc., Class A*	19,411
6,736	PennyMac Mortgage Investment Trust (REIT)	112,087
1,660	Peoples Bancorp, Inc./OH	34,229
682	Peoples Financial Services Corp.	27,219
260	People’s Utah Bancorp	4,423
4,484	PHH Corp.*	76,093
7,872	Physicians Realty Trust (REIT)	126,031
2,078	PICO Holdings, Inc.*	22,505
3,240	Pinnacle Financial Partners, Inc.	176,029
1,364	Piper Jaffray Cos.*	55,283
3,674	Potlatch Corp. (REIT)	122,785
4,364	PRA Group, Inc.*	180,277
2,007	Preferred Apartment Communities, Inc., Class A (REIT)	23,542
1,055	Preferred Bank/CA	38,423
4,638	Primerica, Inc.	237,651
7,099	PrivateBancorp, Inc.	313,137
3	Prospect Capital Corp.	22
6,326	Prosperity Bancshares, Inc.	350,524
5,926	Provident Financial Services, Inc.	123,735
1,761	PS Business Parks, Inc. (REIT)	155,708
1,135	Pzena Investment Management, Inc., Class A	11,009
1,054	QCR Holdings, Inc.	25,507
2,523	QTS Realty Trust, Inc., Class A (REIT)	106,521
17,287	Radian Group, Inc.	246,340
8,209	RAIT Financial Trust (REIT)	35,463
7,148	Ramco-Gershenson Properties Trust (REIT)	120,587
4,447	RCS Capital Corp., Class A*	2,446
1,063	RE/MAX Holdings, Inc., Class A	39,873
7,609	Redwood Trust, Inc. (REIT)	104,852
974	Regional Management Corp.*	15,292
3,630	Renasant Corp.	132,604
897	Republic Bancorp, Inc./KY, Class A	24,058
1,442	Resource America, Inc., Class A	8,421
3,029	Resource Capital Corp. (REIT)	38,135
8,985	Retail Opportunity Investments Corp. (REIT)	164,336
4,999	Rexford Industrial Realty, Inc. (REIT)	80,534
3,901	RLI Corp.	236,791
11,937	RLJ Lodging Trust (REIT)	291,263
3,305	Rouse Properties, Inc. (REIT)	53,210
3,927	Ryman Hospitality Properties, Inc. (REIT)	213,393
3,142	S&T Bancorp, Inc.	106,577
5,882	Sabra Health Care REIT, Inc. (REIT)	121,640
1,870	Safeguard Scientifics, Inc.*	30,462
1,363	Safety Insurance Group, Inc.	76,342
2,228	Sandy Spring Bancorp, Inc.	65,459
881	Saul Centers, Inc. (REIT)	49,010
2,150	Seacoast Banking Corp. of Florida*	34,507
5,659	Select Income REIT (REIT)	116,236
5,143	Selective Insurance Group, Inc.	177,485
2,012	ServisFirst Bancshares, Inc.	99,031
1,066	Sierra Bancorp	19,017
3,284	Silver Bay Realty Trust Corp. (REIT)	51,657
2,696	Simmons First National Corp., Class A	155,451
2,184	South State Corp.	171,717
2,288	Southside Bancshares, Inc.	64,613
1,719	Southwest Bancorp, Inc./OK	31,801
3,212	Sovran Self Storage, Inc. (REIT)	322,774
4,978	St. Joe Co. (The)*	96,673
5,882	STAG Industrial, Inc. (REIT)	119,993
3,447	Starwood Waypoint Residential Trust (REIT)	81,522
1,354	State Auto Financial Corp.	31,426
3,228	State Bank Financial Corp.	75,245
2,821	State National Cos., Inc.	28,520
10,827	Sterling Bancorp/DE	189,906
2,073	Stewart Information Services Corp.	89,844
6,130	Stifel Financial Corp.*	278,077
1,337	Stock Yards Bancorp, Inc.	53,841
1,005	Stonegate Bank	33,989
1,315	Stonegate Mortgage Corp.*	6,904
3,293	STORE Capital Corp. (REIT)	74,949
24,864	Strategic Hotels & Resorts, Inc. (REIT)*	352,074
1,059	Suffolk Bancorp	31,389
7,881	Summit Hotel Properties, Inc. (REIT)	105,054
867	Sun Bancorp, Inc./NJ*	19,005
4,209	Sun Communities, Inc. (REIT)	281,372
18,846	Sunstone Hotel Investors, Inc. (REIT)	276,659
6,783	Symetra Financial Corp.	213,529
4,595	Talmer Bancorp, Inc., Class A	83,951
1,241	Tejon Ranch Co.*	26,210
3,884	Terreno Realty Corp. (REIT)	87,973
770	Territorial Bancorp, Inc.	22,184
4,134	Texas Capital Bancshares, Inc.*	245,064
7,623	Third Point Reinsurance Ltd.*	108,323
2,704	Tiptree Financial, Inc., Class A	18,576
1,352	Tompkins Financial Corp.	84,581
4,112	Towne Bank/VA	92,314
2,054	TriCo Bancshares	60,182
1,921	TriState Capital Holdings, Inc.*	25,415
1,342	Triumph Bancorp, Inc.*	23,391
8,585	TrustCo Bank Corp./NY	56,318
6,101	Trustmark Corp.	154,050
3,556	UMB Financial Corp.	187,401
2,015	UMH Properties, Inc. (REIT)	19,747
19,919	Umpqua Holdings Corp.	356,948

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,074	Union Bankshares Corp.	$109,387
6,272	United Bankshares, Inc./WV	264,177
4,811	United Community Banks, Inc./GA	100,454
4,438	United Community Financial Corp./OH	26,095
2,767	United Development Funding IV (REIT)	49,446
4,467	United Financial Bancorp, Inc.	62,136
1,828	United Fire Group, Inc.	73,175
1,548	United Insurance Holdings Corp.	29,319
1,130	Universal Health Realty Income Trust (REIT)	59,540
2,892	Universal Insurance Holdings, Inc.	57,117
1,777	Univest Corp. of Pennsylvania	37,104
8,018	Urban Edge Properties (REIT)	192,352
2,515	Urstadt Biddle Properties, Inc., Class A (REIT)	50,350
20,999	Valley National Bancorp	233,929
1,717	Virtu Financial, Inc., Class A	38,203
618	Virtus Investment Partners, Inc.	84,196
2,390	Walker & Dunlop, Inc.*	70,601
3,408	Walter Investment Management Corp.*	49,552
8,564	Washington Federal, Inc.	221,294
6,154	Washington Real Estate Investment Trust (REIT)	169,297
1,339	Washington Trust Bancorp, Inc.	54,712
2,438	Waterstone Financial, Inc.	33,766
8,198	Webster Financial Corp.	329,642
3,472	WesBanco, Inc.	117,770
1,448	West Bancorp., Inc.	30,017
2,308	Westamerica Bancorp.	113,092
7,766	Western Alliance Bancorp.*	301,243
3,786	Western Asset Mortgage Capital Corp. (REIT)	44,561
696	Westwood Holdings Group, Inc.	40,612
2,436	Whitestone REIT (REIT)	29,573
6,374	Wilshire Bancorp, Inc.	78,655
4,283	Wintrust Financial Corp.	225,414
10,304	WisdomTree Investments, Inc.	224,112
640	World Acceptance Corp.*	27,610
2,774	WSFS Financial Corp.	94,760
10,085	Xenia Hotels & Resorts, Inc. (REIT)	168,924
2,275	Yadkin Financial Corp.	59,810
342	ZAIS Group Holdings, Inc.*	3,420
		41,661,126
	Health Care — 12.1%

719	AAC Holdings, Inc.*	17,644
2,036	Abaxis, Inc.	108,254
1,027	Abeona Therapeutics, Inc.*	4,776
3,769	Abiomed, Inc.*	307,437
7,198	ACADIA Pharmaceuticals, Inc.*	273,164
1,943	Accelerate Diagnostics, Inc.*	33,284
1,961	Acceleron Pharma, Inc.*	84,068
7,133	Accuray, Inc.*	50,216
2,629	Aceto Corp.	74,164
10,617	Achillion Pharmaceuticals, Inc.*	108,081
3,864	Acorda Therapeutics, Inc.*	147,566
939	Adamas Pharmaceuticals, Inc.*	14,996
582	Addus HomeCare Corp.*	13,264
559	Adeptus Health, Inc., Class A*	33,590
754	Aduro Biotech, Inc.*	23,366
2,737	Advaxis, Inc.*	33,036
2,265	Aegerion Pharmaceuticals, Inc.*	23,194
1,853	Aerie Pharmaceuticals, Inc.*	50,846
1,381	Affimed N.V.*	10,302
6,983	Affymetrix, Inc.*	66,129
6,899	Agenus, Inc.*	35,254
940	Agile Therapeutics, Inc.*	8,385
1,005	Aimmune Therapeutics, Inc.*	21,497
3,546	Air Methods Corp.*	154,960
2,202	Akebia Therapeutics, Inc.*	23,627
2,254	Albany Molecular Research, Inc.*	44,900
2,111	Alder Biopharmaceuticals, Inc.*	78,656
2,747	Alimera Sciences, Inc.*	8,461
457	Alliance HealthCare Services, Inc.*	4,118
649	Almost Family, Inc.*	27,498
3,115	AMAG Pharmaceuticals, Inc.*	82,921
2,549	Amedisys, Inc.*	103,464
10,467	Amicus Therapeutics, Inc.*	112,311
4,295	AMN Healthcare Services, Inc.*	126,702
2,869	Amphastar Pharmaceuticals, Inc.*	44,039
4,372	Amsurg Corp.*	367,510
3,701	Anacor Pharmaceuticals, Inc.*	432,018
1,120	Analogic Corp.	93,576
2,278	AngioDynamics, Inc.*	27,108
712	ANI Pharmaceuticals, Inc.*	31,200
1,321	Anika Therapeutics, Inc.*	55,429
13,976	Antares Pharma, Inc.*	18,309
3,581	Anthera Pharmaceuticals, Inc.*	20,376
794	Applied Genetic Technologies Corp.*	13,530
2,677	Aratana Therapeutics, Inc.*	15,687
1,501	Ardelyx, Inc.*	29,360
21,859	Arena Pharmaceuticals, Inc.*	52,243
15,120	ARIAD Pharmaceuticals, Inc.*	96,919
12,739	Array BioPharma, Inc.*	50,446
5,373	Arrowhead Research Corp.*	33,957
1,296	Assembly Biosciences, Inc.*	12,740
944	Asterias Biotherapeutics, Inc.*	4,531
1,522	Atara Biotherapeutics, Inc.*	59,815
2,562	AtriCure, Inc.*	55,032
128	Atrion Corp.	53,875
546	aTyr Pharma, Inc.*	4,646
1,765	Avalanche Biotechnologies, Inc.*	18,497
1,278	Axovant Sciences Ltd.*	24,256
747	Bellicum Pharmaceuticals, Inc.*	17,203
6,549	BioCryst Pharmaceuticals, Inc.*	69,485
4,179	BioDelivery Sciences International, Inc.*	25,617
6,200	BioScrip, Inc.*	13,144
445	BioSpecifics Technologies Corp.*	21,560
2,443	BioTelemetry, Inc.*	30,806
5,095	BioTime, Inc.*	17,934
846	Blueprint Medicines Corp.*	19,593
1,000	Calithera Biosciences, Inc.*	7,940
2,828	Cambrex Corp.*	151,666
3,102	Cantel Medical Corp.	201,103
2,663	Capital Senior Living Corp.*	61,036
1,794	Cara Therapeutics, Inc.*	29,691
1,108	Carbylan Therapeutics, Inc.*	4,421
2,864	Cardiovascular Systems, Inc.*	45,824
3,047	Castlight Health, Inc., Class B*	12,188
406	Catabasis Pharmaceuticals, Inc.*	3,370
7,552	Catalent, Inc.*	210,323
6,803	Catalyst Pharmaceuticals, Inc.*	18,470
8,894	Celldex Therapeutics, Inc.*	160,181
889	Cellular Biomedicine Group, Inc.*	20,420
2,874	Cempra, Inc.*	91,709
6,483	Cepheid, Inc.*	232,999
8,613	Cerus Corp.*	48,836
1,542	Chemed Corp.	238,224
2,526	ChemoCentryx, Inc.*	19,071
661	Chiasma, Inc.*	14,668
4,123	Chimerix, Inc.*	166,569
435	Cidara Therapeutics, Inc.*	6,708

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
1,057		Civitas Solutions, Inc.*	$27,704
2,513		Clovis Oncology, Inc.*	79,034
2,130		Coherus Biosciences, Inc.*	64,688
602		Collegium Pharmaceutical, Inc.*	11,432
1,022		Computer Programs & Systems, Inc.	49,792
1,389		Concert Pharmaceuticals, Inc.*	31,850
935		ConforMIS, Inc.*	19,944
2,492		CONMED Corp.	105,910
600		Connecture, Inc.*	2,142
5,590		Corcept Therapeutics, Inc.*	29,515
2,033		Corindus Vascular Robotics, Inc.*	6,506
962		Corium International, Inc.*	7,888
3,092		CorMedix, Inc.*	7,421
777		CorVel Corp.*	30,109
2,905		Cross Country Healthcare, Inc.*	53,016
2,303		CryoLife, Inc.	25,011
15,723		CTI BioPharma Corp.*	19,339
10,044		Curis, Inc.*	27,521
1,308		Cutera, Inc.*	18,600
2,001		Cynosure, Inc., Class A*	84,162
3,133		Cytokinetics, Inc.*	37,032
5,977		CytRx Corp.*	18,708
5,415		Depomed, Inc.*	105,268
1,404		Dermira, Inc.*	43,257
1,364		Dicerna Pharmaceuticals, Inc.*	18,223
3,267		Diplomat Pharmacy, Inc.*	114,770
10,153		Durect Corp.*	23,961
13,156		Dyax Corp.*	442,831
3,311		Dynavax Technologies Corp.*	92,344
775		Eagle Pharmaceuticals, Inc./DE*	71,021
2,741		Emergent BioSolutions, Inc.*	103,253
1,446		Enanta Pharmaceuticals, Inc.*	45,549
593		EndoChoice Holdings, Inc.*	5,272
3,390		Endocyte, Inc.*	15,696
6,089		Endologix, Inc.*	61,986
2,298		Ensign Group, Inc. (The)	109,316
488		Entellus Medical, Inc.*	8,511
2,623		Epizyme, Inc.*	42,257
1,185		Esperion Therapeutics, Inc.*	33,666
1,194		Evolent Health, Inc., Class A*	19,438
8,662		Exact Sciences Corp.*	78,738
921		Exactech, Inc.*	16,145
3,733		ExamWorks Group, Inc.*	98,626
20,359		Exelixis, Inc.*	116,453
2,360		Fibrocell Science, Inc.*	13,924
4,322		FibroGen, Inc.*	128,536
1,942		Five Prime Therapeutics, Inc.*	74,670
3,902		Five Star Quality Care, Inc.*	14,008
491		Flex Pharma, Inc.*	5,941
1,256		Flexion Therapeutics, Inc.*	24,417
2,600		Fluidigm Corp.*	29,562
2,043		Foamix Pharmaceuticals Ltd.*	16,324
1,077		Foundation Medicine, Inc.*	18,320
14,605		Galena Biopharma, Inc.*	21,907
3,310		Genesis Healthcare, Inc.*	16,153
3,806		GenMark Diagnostics, Inc.*	30,334
1,950		Genocea Biosciences, Inc.*	12,480
1,607		Genomic Health, Inc.*	48,724
14,277		Geron Corp.*	72,813
623		Glaukos Corp.*	16,136
623		Global Blood Therapeutics, Inc.*	29,256
6,198		Globus Medical, Inc., Class A*	168,152
2,304		Greatbatch, Inc.*	133,724
4,668		Haemonetics Corp.*	150,496
9,579		Halozyme Therapeutics, Inc.*	170,506
4,203		Halyard Health, Inc.*	134,454
3,187		Hanger, Inc.*	49,622
—	#	Harvard Apparatus Regenerative Technology, Inc.*	1
3,021		Harvard Bioscience, Inc.*	9,577
3,276		HealthEquity, Inc.*	108,108
8,263		HealthSouth Corp.	290,775
2,280		HealthStream, Inc.*	54,766
2,803		Healthways, Inc.*	37,196
1,558		HeartWare International, Inc.*	74,566
2,640		Heron Therapeutics, Inc.*	79,068
514		Heska Corp.*	17,882
7,996		HMS Holdings Corp.*	96,991
1,276		ICU Medical, Inc.*	144,749
7,719		Idera Pharmaceuticals, Inc.*	29,950
1,939		Ignyta, Inc.*	28,503
1,022		Immune Design Corp.*	21,390
7,783		ImmunoGen, Inc.*	105,615
8,712		Immunomedics, Inc.*	28,662
6,475		Impax Laboratories, Inc.*	285,288
822		Imprivata, Inc.*	9,798
1,171		INC Research Holdings, Inc., Class A*	55,388
4,429		Infinity Pharmaceuticals, Inc.*	39,064
1,421		Inogen, Inc.*	54,353
6,485		Inovio Pharmaceuticals, Inc.*	48,054
5,554		Insmed, Inc.*	90,586
5,125		Insulet Corp.*	187,524
2,125		Insys Therapeutics, Inc.*	67,702
2,561		Integra LifeSciences Holdings Corp.*	160,600
1,486		Intersect ENT, Inc.*	29,289
2,408		Intra-Cellular Therapies, Inc.*	128,419
2,923		Invacare Corp.	58,226
661		Invitae Corp.*	5,083
2,399		InVivo Therapeutics Holdings Corp.*	23,150
415		Invuity, Inc.*	4,984
254		iRadimed Corp.*	7,877
11,374		Ironwood Pharmaceuticals, Inc.*	138,763
1,591		K2M Group Holdings, Inc.*	32,154
2,086		Karyopharm Therapeutics, Inc.*	39,008
9,356		Keryx Biopharmaceuticals, Inc.*	53,984
7,537		Kindred Healthcare, Inc.	100,619
2,604		Kite Pharma, Inc.*	214,491
1,244		La Jolla Pharmaceutical Co.*	42,035
865		Landauer, Inc.	35,249
2,395		Lannett Co., Inc.*	88,519
1,107		Lantheus Holdings, Inc.*	3,919
2,287		LDR Holding Corp.*	61,795
1,073		LeMaitre Vascular, Inc.	16,556
3,752		Lexicon Pharmaceuticals, Inc.*	51,627
1,175		LHC Group, Inc.*	54,696
1,584		Ligand Pharmaceuticals, Inc.*	169,615
4,067		Lion Biotechnologies, Inc.*	29,608
4,007		LivaNova PLC*	239,819
703		Loxo Oncology, Inc.*	23,150
3,886		Luminex Corp.*	83,627
2,844		MacroGenics, Inc.*	98,345
2,468		Magellan Health, Inc.*	129,940
22,283		MannKind Corp.*	44,566
3,950		Masimo Corp.*	163,846
5,452		MedAssets, Inc.*	164,269
2,005		Medgenics, Inc.*	13,875
5,981		Medicines Co. (The)*	251,262
4,992		Medidata Solutions, Inc.*	228,783
3,767		Meridian Bioscience, Inc.	73,720
3,976		Merit Medical Systems, Inc.*	77,015
9,936		Merrimack Pharmaceuticals, Inc.*	93,498
9,810		MiMedx Group, Inc.*	87,898
1,037		Mirati Therapeutics, Inc.*	39,437
3,546		Molina Healthcare, Inc.*	213,682

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,517	Momenta Pharmaceuticals, Inc.*	$98,534
6,272	Myriad Genetics, Inc.*	272,832
1,212	NanoString Technologies, Inc.*	18,471
601	NantKwest, Inc.*	9,802
903	Natera, Inc.*	8,028
910	National HealthCare Corp.	62,881
886	National Research Corp., Class A	13,698
2,977	Natus Medical, Inc.*	145,218
13,613	Navidea Biopharmaceuticals, Inc.*	20,419
11,878	Nektar Therapeutics*	186,009
3,345	Neogen Corp.*	197,556
4,835	NeoGenomics, Inc.*	38,535
498	Neos Therapeutics, Inc.*	7,699
7,714	Neurocrine Biosciences, Inc.*	419,410
1,505	Nevro Corp.*	90,872
1,878	NewLink Genetics Corp.*	68,735
454	Nivalis Therapeutics, Inc.*	3,768
2,887	Nobilis Health Corp.*	7,304
4,227	Northwest Biotherapeutics, Inc.*	19,529
24,206	Novavax, Inc.*	207,203
4,367	NuVasive, Inc.*	227,695
5,711	NxStage Medical, Inc.*	111,422
3,789	Ocata Therapeutics, Inc.*	32,510
1,356	Ocular Therapeutix, Inc.*	12,855
3,417	Omeros Corp.*	54,159
3,273	Omnicell, Inc.*	98,714
1,527	OncoMed Pharmaceuticals, Inc.*	34,892
8,571	Oncothyreon, Inc.*	30,427
2,140	Ophthotech Corp.*	136,040
4	OPKO Health, Inc.*	44
5,095	OraSure Technologies, Inc.*	31,844
9,241	Orexigen Therapeutics, Inc.*	22,086
8,215	Organovo Holdings, Inc.*	27,849
1,695	Orthofix International N.V.*	67,054
1,722	Osiris Therapeutics, Inc.	17,668
1,334	Otonomy, Inc.*	35,204
2,120	OvaScience, Inc.*	19,992
5,699	Owens & Minor, Inc.	219,468
1,819	Oxford Immunotec Global PLC*	24,102
5,470	Pacific Biosciences of California, Inc.*	55,958
3,291	Pacira Pharmaceuticals, Inc.*	213,092
1,101	Paratek Pharmaceuticals, Inc.*	22,758
4,982	PAREXEL International Corp.*	338,029
14,819	PDL BioPharma, Inc.	56,090
18,056	Peregrine Pharmaceuticals, Inc.*	23,292
3,932	Pernix Therapeutics Holdings, Inc.*	11,796
1,473	Pfenex, Inc.*	22,714
2,744	PharMerica Corp.*	93,351
1,577	Phibro Animal Health Corp., Class A	51,205
4,173	Portola Pharmaceuticals, Inc.*	207,023
2,618	POZEN, Inc.*	19,871
1,797	PRA Health Sciences, Inc.*	81,368
924	Press Ganey Holdings, Inc.*	29,836
4,723	Prestige Brands Holdings, Inc.*	240,353
6,290	Progenics Pharmaceuticals, Inc.*	42,269
696	Proteon Therapeutics, Inc.*	11,094
2,825	Prothena Corp. PLC*	199,275
1,235	Providence Service Corp. (The)*	59,799
3,057	PTC Therapeutics, Inc.*	91,832
4,512	Quality Systems, Inc.	73,320
2,599	Quidel Corp.*	56,372
2,984	Radius Health, Inc.*	181,457
3,105	RadNet, Inc.*	19,251
7,268	Raptor Pharmaceutical Corp.*	45,934
2,555	Regulus Therapeutics, Inc.*	25,729
2,944	Relypsa, Inc.*	66,269
2,967	Repligen Corp.*	84,352
3,157	Retrophin, Inc.*	70,559
1,413	Revance Therapeutics, Inc.*	54,839
7,960	Rigel Pharmaceuticals, Inc.*	26,109
4,540	Rockwell Medical, Inc.*	55,070
5,180	RTI Surgical, Inc.*	20,306
1,245	Sage Therapeutics, Inc.*	59,660
1,999	Sagent Pharmaceuticals, Inc.*	30,645
6,284	Sangamo BioSciences, Inc.*	52,031
4,043	Sarepta Therapeutics, Inc.*	148,621
4,480	SciClone Pharmaceuticals, Inc.*	41,082
771	SeaSpine Holdings Corp.*	12,706
1,067	Second Sight Medical Products, Inc.*	5,399
9,483	Select Medical Holdings Corp.	114,460
10,665	Sequenom, Inc.*	18,984
775	Seres Therapeutics, Inc.*	27,768
730	Sientra, Inc.*	3,533
2,562	Sorrento Therapeutics, Inc.*	20,522
727	Spark Therapeutics, Inc.*	42,013
3,828	Spectranetics Corp. (The)*	52,941
6,050	Spectrum Pharmaceuticals, Inc.*	36,300
3,509	STAAR Surgical Co.*	29,440
1,411	Stemline Therapeutics, Inc.*	11,627
7,693	STERIS PLC	587,590
2,245	Sucampo Pharmaceuticals, Inc., Class A*	38,502
3,102	Supernus Pharmaceuticals, Inc.*	50,128
1,943	Surgical Care Affiliates, Inc.*	72,221
1,175	SurModics, Inc.*	24,745
9,035	Synergy Pharmaceuticals, Inc.*	56,740
8,207	Synta Pharmaceuticals Corp.*	3,512
821	T2 Biosystems, Inc.*	9,680
1,596	Tandem Diabetes Care, Inc.*	16,455
6,504	Team Health Holdings, Inc.*	358,631
857	Teladoc, Inc.*	18,211
3,733	Teligent, Inc.*	31,656
2,102	TESARO, Inc.*	107,286
3,263	Tetraphase Pharmaceuticals, Inc.*	35,012
3,192	TG Therapeutics, Inc.*	42,071
11,478	TherapeuticsMD, Inc.*	86,200
2,303	Theravance Biopharma, Inc.*	43,227
7,690	Theravance, Inc.	71,132
5,769	Threshold Pharmaceuticals, Inc.*	20,134
217	Tobira Therapeutics, Inc.*	2,908
856	Tokai Pharmaceuticals, Inc.*	9,844
4,036	TransEnterix, Inc.*	10,615
2,872	Trevena, Inc.*	36,158
2,181	Triple-S Management Corp., Class B*	57,666
2,673	Trovagene, Inc.*	17,268
1,475	Trupanion, Inc.*	12,065
1,120	U.S. Physical Therapy, Inc.	59,181
3,471	Ultragenyx Pharmaceutical, Inc.*	341,269
10,457	Unilife Corp.*	7,787
4,501	Universal American Corp.	33,667
339	Utah Medical Products, Inc.	19,150
3,775	Vanda Pharmaceuticals, Inc.*	37,221
1,559	Vascular Solutions, Inc.*	55,407
1,218	Veracyte, Inc.*	8,757
2,918	Verastem, Inc.*	6,624
2,032	Versartis, Inc.*	25,705
1,198	Vitae Pharmaceuticals, Inc.*	17,203
1,515	Vital Therapies, Inc.*	14,241
9,376	VIVUS, Inc.*	11,720
2,323	Vocera Communications, Inc.*	30,501
555	vTv Therapeutics, Inc., Class A*	3,768
3,977	WellCare Health Plans, Inc.*	328,023
6,498	West Pharmaceutical Services, Inc.	409,699
8,058	Wright Medical Group N.V.*	172,602

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
364	XBiotech, Inc.*	$2,719
2,569	Xencor, Inc.*	41,310
5,305	XenoPort, Inc.*	32,042
8,233	XOMA Corp.*	10,950
1,489	Zafgen, Inc.*	25,179
2,910	ZELTIQ Aesthetics, Inc.*	88,406
10,358	ZIOPHARM Oncology, Inc.*	135,483
2,228	Zogenix, Inc.*	34,378
1,640	ZS Pharma, Inc.*	147,534
311	Zynerba Pharmaceuticals, Inc.*	4,220
		25,616,142
	Industrials — 9.4%

3,697	AAON, Inc.	91,353
3,204	AAR Corp.	78,690
5,057	ABM Industries, Inc.	150,041
4,610	Acacia Research Corp.	27,245
9,926	ACCO Brands Corp.*	76,629
3,512	Accuride Corp.*	9,061
5,379	Actuant Corp., Class A	133,184
3,039	Advanced Drainage Systems, Inc.	81,476
3,832	Advisory Board Co. (The)*	206,315
3,312	Aegion Corp.*	72,996
5,653	Aerojet Rocketdyne Holdings, Inc.*	99,154
1,781	Aerovironment, Inc.*	45,558
4,766	Air Transport Services Group, Inc.*	45,325
5,636	Aircastle Ltd.	118,131
874	Alamo Group, Inc.	49,975
2,556	Albany International Corp., Class A	99,582
1,211	Allegiant Travel Co.	212,082
564	Allied Motion Technologies, Inc.	13,468
2,385	Altra Industrial Motion Corp.	66,828
1,812	Ameresco, Inc., Class A*	12,376
854	American Railcar Industries, Inc.	48,277
667	American Science & Engineering, Inc.	29,175
1,159	American Woodmark Corp.*	95,050
2,637	Apogee Enterprises, Inc.	132,430
3,627	Applied Industrial Technologies, Inc.	154,692
3,685	ARC Document Solutions, Inc.*	18,646
2,349	ArcBest Corp.	56,564
1,171	Argan, Inc.	46,032
1,712	Astec Industries, Inc.	68,994
1,990	Astronics Corp.*	76,993
2,258	Atlas Air Worldwide Holdings, Inc.*	93,301
2,327	AZZ, Inc.	138,550
4,948	Barnes Group, Inc.	190,597
645	Barrett Business Services, Inc.	28,799
4,482	Beacon Roofing Supply, Inc.*	191,695
4,392	Blount International, Inc.	25,474
459	Blue Bird Corp.*	4,994
4,314	Brady Corp., Class A	113,846
4,028	Briggs & Stratton Corp.	76,693
4,392	Brink’s Co. (The)	141,335
4,579	Builders FirstSource, Inc.*	61,633
1,557	CAI International, Inc.*	17,407
3,575	Casella Waste Systems, Inc., Class A*	24,238
4,470	CBIZ, Inc.*	47,874
1,290	CDI Corp.	8,824
3,022	CEB, Inc.	233,510
2,625	CECO Environmental Corp.	22,811
2,469	Celadon Group, Inc.	34,319
2,758	Chart Industries, Inc.*	58,828
1,549	CIRCOR International, Inc.	70,402
9,692	Civeo Corp.*	18,802
4,530	CLARCOR, Inc.	239,320
1,812	Columbus McKinnon Corp.	37,400
3,369	Comfort Systems USA, Inc.	106,932
2,712	Commercial Vehicle Group, Inc.*	9,221
2,843	Continental Building Products, Inc.*	51,856
1,060	Covenant Transportation Group, Inc., Class A*	22,271
828	CRA International, Inc.*	18,895
1,956	Cubic Corp.	94,983
4,295	Curtiss-Wright Corp.	302,411
4,509	Deluxe Corp.	264,453
6,548	DigitalGlobe, Inc.*	110,661
2,019	Douglas Dynamics, Inc.	46,962
998	Ducommun, Inc.*	16,707
1,137	DXP Enterprises, Inc.*	37,237
3,078	Dycom Industries, Inc.*	268,956
2,007	Eagle Bulk Shipping, Inc.*	6,081
2,675	Echo Global Logistics, Inc.*	63,130
5,661	EMCOR Group, Inc.	285,314
1,873	Encore Wire Corp.	81,794
4,015	EnerSys	236,483
1,620	Engility Holdings, Inc.	56,052
2,331	Ennis, Inc.	46,597
2,490	Enphase Energy, Inc.*	4,158
2,061	EnPro Industries, Inc.	103,339
2,356	ESCO Technologies, Inc.	92,426
3,461	Essendant, Inc.	125,357
2,668	Esterline Technologies Corp.*	253,673
946	ExOne Co. (The)*	9,384
2,346	Exponent, Inc.	121,124
5,647	Federal Signal Corp.	95,208
2,797	Forward Air Corp.	134,508
1,110	Franklin Covey Co.*	17,016
4,301	Franklin Electric Co., Inc.	140,256
1,113	FreightCar America, Inc.	26,990
3,757	FTI Consulting, Inc.*	140,437
22,642	FuelCell Energy, Inc.*	19,567
3,412	Furmanite Corp.*	27,944
1,805	G&K Services, Inc., Class A	120,339
6,245	Generac Holdings, Inc.*	200,464
4,415	General Cable Corp.	67,285
2,796	Gibraltar Industries, Inc.*	74,625
1,941	Global Brass & Copper Holdings, Inc.	45,148
6,035	Golden Ocean Group Ltd.	10,199
1,721	Gorman-Rupp Co. (The)	55,261
1,179	GP Strategies Corp.*	33,495
915	Graham Corp.	16,433
3,553	Granite Construction, Inc.	144,856
5,455	Great Lakes Dredge & Dock Corp.*	24,711
2,384	Greenbrier Cos., Inc. (The)	80,770
3,089	Griffon Corp.	56,034
2,819	H&E Equipment Services, Inc.	56,408
7,233	Harsco Corp.	75,513
4,308	Hawaiian Holdings, Inc.*	155,950
1,779	HC2 Holdings, Inc.*	11,137
6,456	Healthcare Services Group, Inc.	238,485
4,549	Heartland Express, Inc.	87,159
1,737	HEICO Corp.	89,421
3,605	HEICO Corp., Class A	156,457
1,654	Heidrick & Struggles International, Inc.	47,734
1,135	Heritage-Crystal Clean, Inc.*	12,371
5,387	Herman Miller, Inc.	170,822
3,304	Hill International, Inc.*	11,399
5,683	Hillenbrand, Inc.	172,138
4,017	HNI Corp.	177,792
3,258	Hub Group, Inc., Class A*	125,531
590	Hurco Cos., Inc.	15,724
2,092	Huron Consulting Group, Inc.*	121,357
856	Hyster-Yale Materials Handling, Inc.	49,502
1,763	ICF International, Inc.*	62,816

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,353	InnerWorkings, Inc.*	$28,702
1,750	Insperity, Inc.	75,530
1,665	Insteel Industries, Inc.	40,626
5,967	Interface, Inc.	118,624
2,639	John Bean Technologies Corp.	129,047
990	Kadant, Inc.	42,877
2,459	Kaman Corp.	98,704
2,687	Kelly Services, Inc., Class A	45,222
3,026	KEYW Holding Corp. (The)*	19,336
2,227	Kforce, Inc.	59,995
3,101	Kimball International, Inc., Class B	38,359
4,764	KLX, Inc.*	152,924
5,649	Knight Transportation, Inc.	149,811
4,408	Knoll, Inc.	98,210
4,553	Korn/Ferry International	167,550
4,086	Kratos Defense & Security Solutions, Inc.*	19,000
938	L.B. Foster Co., Class A	11,631
523	Lawson Products, Inc./DE*	14,634
1,066	Lindsay Corp.	74,364
1,955	LSI Industries, Inc.	23,108
1,537	Lydall, Inc.*	55,978
2,161	Marten Transport Ltd.	39,071
2,726	Masonite International Corp.*	179,807
6,029	MasTec, Inc.*	123,172
3,924	Matson, Inc.	202,910
2,977	Matthews International Corp., Class A	178,054
2,362	McGrath RentCorp	68,923
8,818	Meritor, Inc.*	94,705
1,328	Milacron Holdings Corp.*	19,548
1,023	Miller Industries, Inc.	22,455
1,513	Mistras Group, Inc.*	32,575
4,139	Mobile Mini, Inc.	146,728
3,497	Moog, Inc., Class A*	231,047
9,302	MRC Global, Inc.*	137,577
2,645	MSA Safety, Inc.	124,051
5,145	Mueller Industries, Inc.	162,016
14,529	Mueller Water Products, Inc., Class A	135,410
1,140	Multi-Color Corp.	71,261
1,888	MYR Group, Inc.*	40,026
438	National Presto Industries, Inc.	38,080
4,356	Navigant Consulting, Inc.*	76,230
7,349	Navios Maritime Holdings, Inc.	11,685
4,607	Navistar International Corp.*	66,848
2,450	NCI Building Systems, Inc.*	29,057
946	Neff Corp., Class A*	7,861
615	NL Industries, Inc.*	2,189
2,423	NN, Inc.	41,312
872	Nortek, Inc.*	41,978
863	Northwest Pipe Co.*	10,235
462	NV5 Holdings, Inc.*	10,732
261	Omega Flex, Inc.	10,448
4,671	On Assignment, Inc.*	218,042
2,525	Orion Marine Group, Inc.*	11,060
276	PAM Transportation Services, Inc.*	8,526
793	Park-Ohio Holdings Corp.	33,306
1,150	Patrick Industries, Inc.*	47,645
15,013	Pendrell Corp.*	8,005
4,312	PGT, Inc.*	47,949
15,663	Plug Power, Inc.*	34,459
1,947	Ply Gem Holdings, Inc.*	25,700
822	Powell Industries, Inc.	28,860
420	Power Solutions International, Inc.*	9,887
2,027	PowerSecure International, Inc.*	28,337
241	Preformed Line Products Co.	10,091
3,502	Primoris Services Corp.	80,826
2,103	Proto Labs, Inc.*	142,352
2,594	Quad/Graphics, Inc.	26,770
3,059	Quanex Building Products Corp.	56,928
2,830	Radiant Logistics, Inc.*	12,112
3,414	Raven Industries, Inc.	56,911
2,113	RBC Bearings, Inc.*	149,220
2,211	Real Industry, Inc.*	22,729
4,591	Republic Airways Holdings, Inc.*	19,466
3,393	Resources Connection, Inc.	61,922
9,195	Rexnord Corp.*	187,854
2,540	Roadrunner Transportation Systems, Inc.*	27,991
4,901	RPX Corp.*	67,977
3,197	Rush Enterprises, Inc., Class A*	77,783
3,423	Safe Bulkers, Inc.	4,655
2,266	Saia, Inc.*	55,540
30,352	Scorpio Bulkers, Inc.*	27,396
3,803	Simpson Manufacturing Co., Inc.	141,205
4,667	SkyWest, Inc.	96,187
1,513	SP Plus Corp.*	38,082
895	Sparton Corp.*	18,992
1,154	Standex International Corp.	103,133
7,522	Steelcase, Inc., Class A	150,440
1,333	Stock Building Supply Holdings, Inc.*	22,914
2,052	Sun Hydraulics Corp.	67,572
1,616	Sunrun, Inc.*	10,746
7,953	Swift Transportation Co.*	127,009
3,003	TAL International Group, Inc.*	60,601
4,827	TASER International, Inc.*	90,265
1,877	Team, Inc.*	71,664
3,191	Teledyne Technologies, Inc.*	295,199
1,662	Tennant Co.	103,493
5,442	Tetra Tech, Inc.	151,233
1,999	Textainer Group Holdings Ltd.	30,845
2,896	Thermon Group Holdings, Inc.*	52,736
3,902	Titan International, Inc.	16,935
1,565	Titan Machinery, Inc.*	19,672
1,544	TRC Cos., Inc.*	16,444
2,897	Trex Co., Inc.*	125,440
4,090	TriMas Corp.*	88,467
3,717	TriNet Group, Inc.*	73,411
3,788	TrueBlue, Inc.*	110,951
3,389	Tutor Perini Corp.*	63,849
755	Twin Disc, Inc.	8,720
1,931	Ultrapetrol (Bahamas) Ltd.*	811
1,342	UniFirst Corp.	145,714
3,635	Univar, Inc.*	68,847
1,817	Universal Forest Products, Inc.	140,381
714	Universal Truckload Services, Inc.	11,595
1,956	US Ecology, Inc.	74,015
886	USA Truck, Inc.*	17,667
8,335	UTi Worldwide, Inc.*	58,345
951	Vectrus, Inc.*	22,976
736	Veritiv Corp.*	29,050
1,811	Viad Corp.	55,906
1,487	Vicor Corp.*	13,770
2,275	Virgin America, Inc.*	82,787
862	Volt Information Sciences, Inc.*	7,241
376	VSE Corp.	23,233
6,134	Wabash National Corp.*	79,558
3,227	WageWorks, Inc.*	137,277
2,544	Watts Water Technologies, Inc., Class A	141,217
4,007	Werner Enterprises, Inc.	108,029
5,574	Wesco Aircraft Holdings, Inc.*	74,580
4,713	West Corp.	120,182
5,899	Woodward, Inc.	297,487
994	Xerium Technologies, Inc.*	11,570

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,459	XPO Logistics, Inc.*	$197,000
2,958	YRC Worldwide, Inc.*	50,079
		20,038,737
	Information Technology — 13.5%

1,701	6D Global Technologies, Inc.*^	2,483
3,062	A10 Networks, Inc.*	23,608
10,544	ACI Worldwide, Inc.*	247,995
7,060	Acxiom Corp.*	161,674
4,509	ADTRAN, Inc.	73,542
3,693	Advanced Energy Industries, Inc.*	107,725
57,446	Advanced Micro Devices, Inc.*	135,573
2,108	Aerohive Networks, Inc.*	12,859
1,385	Agilysys, Inc.*	15,373
727	Alarm.com Holdings, Inc.*	12,781
1,312	Alliance Fiber Optic Products, Inc.	20,808
1,730	Alpha & Omega Semiconductor Ltd.*	16,850
2,829	Ambarella, Inc.*	177,689
1,596	Amber Road, Inc.*	7,677
2,250	American Software, Inc., Class A	23,287
8,933	Amkor Technology, Inc.*	60,744
3,956	Angie’s List, Inc.*	42,764
2,577	Anixter International, Inc.*	175,648
462	Apigee Corp.*	3,289
508	Appfolio, Inc., Class A*	8,326
7,313	Applied Micro Circuits Corp.*	53,531
1,533	Applied Optoelectronics, Inc.*	28,744
7,711	Aspen Technology, Inc.*	338,898
3,699	AVG Technologies N.V.*	78,012
2,918	Avid Technology, Inc.*	22,148
4,173	AVX Corp.	56,294
10,253	Axcelis Technologies, Inc.*	27,068
1,308	Badger Meter, Inc.	79,566
6,026	Bankrate, Inc.*	87,859
730	Barracuda Networks, Inc.*	13,892
5,510	Bazaarvoice, Inc.*	25,511
935	Bel Fuse, Inc., Class B	19,373
3,852	Belden, Inc.	241,790
4,732	Benchmark Electronics, Inc.*	101,549
712	Benefitfocus, Inc.*	28,850
1,388	Black Box Corp.	15,698
4,233	Blackbaud, Inc.	261,515
4,904	Blackhawk Network Holdings, Inc.*	232,204
3,695	Blucora, Inc.*	39,278
3,696	Bottomline Technologies (de), Inc.*	114,243
1,167	Box, Inc., Class A*	16,338
2,938	Brightcove, Inc.*	20,507
2,632	BroadSoft, Inc.*	105,359
6,094	Brooks Automation, Inc.	67,948
2,232	Cabot Microelectronics Corp.*	93,655
2,184	CACI International, Inc., Class A*	218,968
3,272	CalAmp Corp.*	60,467
4,012	Calix, Inc.*	31,775
4,992	Callidus Software, Inc.*	103,584
1,637	Carbonite, Inc.*	15,961
4,053	Cardtronics, Inc.*	152,433
1,731	Care.com, Inc.*	11,944
1,228	Cascade Microtech, Inc.*	19,955
1,036	Cass Information Systems, Inc.	55,809
4,995	Cavium, Inc.*	335,214
1,861	CEVA, Inc.*	47,251
1,958	ChannelAdvisor Corp.*	25,669
3,799	Checkpoint Systems, Inc.	23,896
7,120	Ciber, Inc.*	25,134
11,146	Ciena Corp.*	279,096
2,963	Cimpress N.V.*	273,307
5,727	Cirrus Logic, Inc.*	189,335
1,019	Clearfield, Inc.*	13,767
97	Code Rebel Corp.*	363
2,152	Coherent, Inc.*	146,164
2,340	Cohu, Inc.	30,677
4,085	CommVault Systems, Inc.*	167,403
3,108	comScore, Inc.*	130,847
1,468	Comtech Telecommunications Corp.	32,340
2,904	Constant Contact, Inc.*	90,866
1,881	Control4 Corp.*	13,694
8,926	Convergys Corp.	229,934
4,871	Cornerstone OnDemand, Inc.*	174,918
3,687	Cray, Inc.*	127,828
2,958	CSG Systems International, Inc.	105,689
2,998	CTS Corp.	56,902
2,112	Cvent, Inc.*	76,307
3,472	Daktronics, Inc.	30,102
1,858	Datalink Corp.*	13,656
3,015	Demandware, Inc.*	154,217
4,015	DHI Group, Inc.*	37,420
5,856	Diebold, Inc.	203,028
2,251	Digi International, Inc.*	28,160
691	Digimarc Corp.*	24,586
5,086	Digital Turbine, Inc.*	7,832
3,386	Diodes, Inc.*	78,860
2,019	DSP Group, Inc.*	21,058
1,598	DTS, Inc.*	41,117
9,310	EarthLink Holdings Corp.	85,559
1,585	Eastman Kodak Co.*	20,668
2,421	Ebix, Inc.	90,812
1,504	Electro Rent Corp.	15,566
4,234	Electronics For Imaging, Inc.*	207,805
2,656	Ellie Mae, Inc.*	169,559
1,766	EMCORE Corp.*	12,803
5,294	Endurance International Group Holdings, Inc.*	73,957
2,445	EnerNOC, Inc.*	10,416
12,665	Entegris, Inc.*	172,497
3,497	Envestnet, Inc.*	113,553
4,417	EPAM Systems, Inc.*	347,750
2,921	EPIQ Systems, Inc.	39,521
507	ePlus, Inc.*	44,712
4,685	Euronet Worldwide, Inc.*	364,118
5,942	Everi Holdings, Inc.*	22,698
5,941	EVERTEC, Inc.	102,066
1,950	Everyday Health, Inc.*	11,992
3,552	Exar Corp.*	22,875
3,007	ExlService Holdings, Inc.*	140,637
9,036	Extreme Networks, Inc.*	39,939
3,199	Fabrinet*	76,552
2,804	Fair Isaac Corp.	267,081
10,515	Fairchild Semiconductor International, Inc.*	205,463
1,570	FARO Technologies, Inc.*	47,241
3,753	FEI Co.	300,278
9,384	Finisar Corp.*	113,265
2,142	Five9, Inc.*	14,244
3,452	Fleetmatics Group PLC*	206,084
5,200	FormFactor, Inc.*	45,292
908	Forrester Research, Inc.	29,637
2,470	Gigamon, Inc.*	66,912
1,380	Globant S.A.*	48,521
10,867	Glu Mobile, Inc.*	36,730
5,074	Gogo, Inc.*	91,078
6,790	GrubHub, Inc.*	174,096
3,107	GSI Group, Inc.*	44,523
2,208	GTT Communications, Inc.*	46,788
1,719	Guidance Software, Inc.*	10,486

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,336	Guidewire Software, Inc.*	$375,915
2,163	Hackett Group, Inc. (The)	40,967
7,995	Harmonic, Inc.*	44,212
3,305	Heartland Payment Systems, Inc.	262,219
684	Hortonworks, Inc.*	11,621
1,699	HubSpot, Inc.*	92,103
4,736	II-VI, Inc.*	88,184
3,173	Imation Corp.*	6,187
2,530	Immersion Corp.*	33,927
2,397	Imperva, Inc.*	178,888
12,020	Infinera Corp.*	270,690
5,117	Infoblox, Inc.*	76,960
3,458	Inphi Corp.*	111,175
3,501	Insight Enterprises, Inc.*	93,757
13,398	Integrated Device Technology, Inc.*	375,680
2,868	Integrated Silicon Solution, Inc.	65,649
1,563	Interactive Intelligence Group, Inc.*	53,861
3,257	InterDigital, Inc.	171,611
4,964	Internap Corp.*	35,642
11,906	Intersil Corp., Class A	172,399
3,629	Intralinks Holdings, Inc.*	37,125
6,996	InvenSense, Inc.*	81,084
3,473	Itron, Inc.*	124,854
5,475	Ixia*	71,503
2,241	IXYS Corp.	28,528
4,354	j2 Global, Inc.	350,366
4,215	Jive Software, Inc.*	21,159
2,635	Kimball Electronics, Inc.*	30,197
7,882	Knowles Corp.*	129,817
6,005	Kopin Corp.*	17,234
1,451	KVH Industries, Inc.*	14,307
10,549	Lattice Semiconductor Corp.*	66,353
5,496	Limelight Networks, Inc.*	9,288
5,810	Lionbridge Technologies, Inc.*	30,793
2,175	Liquidity Services, Inc.*	14,834
2,039	Littelfuse, Inc.	221,354
5,152	LivePerson, Inc.*	40,186
2,224	LogMeIn, Inc.*	158,838
1,657	Luxoft Holding, Inc.*	128,368
2,119	M/A-COM Technology Solutions Holdings, Inc.*	78,297
6,663	Manhattan Associates, Inc.*	510,386
2,188	ManTech International Corp., Class A	73,276
2,941	Marchex, Inc., Class B	12,529
2,701	Marin Software, Inc.*	10,507
3,142	Marketo, Inc.*	95,108
6,761	Mattson Technology, Inc.*	20,148
5,951	MAXIMUS, Inc.	337,719
4,670	MaxLinear, Inc., Class A*	81,725
619	MaxPoint Interactive, Inc.*	1,003
9,032	Mentor Graphics Corp.	169,169
3,088	Mercury Systems, Inc.*	60,463
261	Mesa Laboratories, Inc.	28,240
3,463	Methode Electronics, Inc.	124,945
8,595	Microsemi Corp.*	309,506
839	MicroStrategy, Inc., Class A*	145,457
646	MINDBODY, Inc., Class A*	11,402
3	Mitel Networks Corp.*	26
4,820	MKS Instruments, Inc.	177,713
3,512	MobileIron, Inc.*	15,242
1,890	Model N, Inc.*	22,000
3,409	ModusLink Global Solutions, Inc.*	9,307
2,642	MoneyGram International, Inc.*	23,197
3,570	Monolithic Power Systems, Inc.	243,938
3,616	Monotype Imaging Holdings, Inc.	95,571
8,219	Monster Worldwide, Inc.*	52,930
1,346	MTS Systems Corp.	85,633
821	Multi-Fineline Electronix, Inc.*	20,262
2,166	Nanometrics, Inc.*	34,136
2,522	NeoPhotonics Corp.*	26,178
2,903	NETGEAR, Inc.*	128,051
8,311	NetScout Systems, Inc.*	275,094
5,000	NeuStar, Inc., Class A*	126,000
521	New Relic, Inc.*	19,595
3,598	Newport Corp.*	59,691
5,919	NIC, Inc.	120,807
4,575	Nimble Storage, Inc.*	47,900
3,403	Novatel Wireless, Inc.*	6,262
439	NVE Corp.	26,147
8,831	Oclaro, Inc.*	30,379
5,248	OmniVision Technologies, Inc.*	153,242
2,361	OPOWER, Inc.*	22,170
1,789	OSI Systems, Inc.*	167,504
961	Park City Group, Inc.*	11,100
1,841	Park Electrochemical Corp.	32,236
2,850	Paycom Software, Inc.*	124,260
1,398	Paylocity Holding Corp.*	61,428
965	PC Connection, Inc.*	21,539
2,438	PDF Solutions, Inc.*	27,184
3,229	Pegasystems, Inc.	95,385
3,200	Perficient, Inc.*	55,936
1,088	PFSweb, Inc.*	14,340
6,001	Photronics, Inc.*	65,831
3,182	Plantronics, Inc.	168,360
3,035	Plexus Corp.*	112,902
15,755	PMC-Sierra, Inc.*	186,382
12,197	Polycom, Inc.*	166,245
2,658	Power Integrations, Inc.	137,419
4,569	Progress Software Corp.*	109,610
3,560	Proofpoint, Inc.*	260,984
2,158	PROS Holdings, Inc.*	53,065
1,759	Q2 Holdings, Inc.*	48,337
924	QAD, Inc., Class A	21,446
8,248	Qlik Technologies, Inc.*	262,369
7,880	QLogic Corp.*	101,652
2,244	Qualys, Inc.*	86,304
19,454	Quantum Corp.*	17,137
3,213	QuinStreet, Inc.*	15,712
5,513	Quotient Technology, Inc.*	38,260
10,429	Rambus, Inc.*	124,418
723	Rapid7, Inc.*	12,385
3,644	RealD, Inc.*	38,262
2,094	RealNetworks, Inc.*	8,669
4,766	RealPage, Inc.*	105,853
769	Reis, Inc.	19,248
3,470	RetailMeNot, Inc.*	33,867
4,839	RingCentral, Inc., Class A*	110,861
2,384	Rocket Fuel, Inc.*	8,320
2,543	Rofin-Sinar Technologies, Inc.*	73,086
1,682	Rogers Corp.*	93,233
7,985	Rovi Corp.*	94,303
2,319	Rubicon Project, Inc. (The)*	34,205
6,805	Ruckus Wireless, Inc.*	77,917
2,884	Rudolph Technologies, Inc.*	41,039
7,462	Sanmina Corp.*	169,164
2,157	Sapiens International Corp. N.V.	23,468
2,585	ScanSource, Inc.*	99,316
4,158	Science Applications International Corp.	208,898
2,492	SciQuest, Inc.*	32,172
3,012	Seachange International, Inc.*	20,994
5,996	Semtech Corp.*	120,520
5,318	ServiceSource International, Inc.*	28,717
5,830	ShoreTel, Inc.*	59,816

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,773	Shutterstock, Inc.*	$64,307
3,197	Sigma Designs, Inc.*	27,766
3,144	Silicon Graphics International Corp.*	18,424
3,857	Silicon Laboratories, Inc.*	208,702
3,291	Silver Spring Networks, Inc.*	43,869
4,465	Sonus Networks, Inc.*	31,434
1,493	SPS Commerce, Inc.*	110,960
1,288	Stamps.com, Inc.*	130,552
4,599	Stratasys Ltd.*	114,975
3,329	Super Micro Computer, Inc.*	81,760
3,520	Sykes Enterprises, Inc.*	112,006
3,326	Synaptics, Inc.*	298,575
3,501	Synchronoss Technologies, Inc.*	137,834
2,596	SYNNEX Corp.	244,725
2,834	Syntel, Inc.*	137,251
7,641	Take-Two Interactive Software, Inc.*	270,262
3,522	Tangoe, Inc.*	30,289
3,309	Tech Data Corp.*	223,854
1,768	TechTarget, Inc.*	15,293
4,536	TeleCommunication Systems, Inc., Class A*	22,317
2,552	Telenav, Inc.*	18,145
1,469	TeleTech Holdings, Inc.	42,630
4,752	Tessera Technologies, Inc.	151,351
1,787	Textura Corp.*	43,156
8,768	TiVo, Inc.*	78,824
629	Travelzoo, Inc.*	5,347
4,419	TrueCar, Inc.*	35,485
5,331	TTM Technologies, Inc.*	41,795
1,407	TubeMogul, Inc.*	17,419
3,041	Tyler Technologies, Inc.*	542,636
2,766	Ubiquiti Networks, Inc.*	96,506
2,855	Ultra Clean Holdings, Inc.*	14,475
2,493	Ultratech, Inc.*	41,409
4,508	Unisys Corp.*	57,973
1,325	United Online, Inc.*	15,238
3,632	Universal Display Corp.*	190,898
809	Varonis Systems, Inc.*	14,441
2,651	VASCO Data Security International, Inc.*	49,521
3,647	Veeco Instruments, Inc.*	74,581
5,541	Verint Systems, Inc.*	259,596
3,858	ViaSat, Inc.*	239,119
8,206	Violin Memory, Inc.*	10,750
4,088	VirnetX Holding Corp.*	10,629
2,678	Virtusa Corp.*	131,892
12,232	Vishay Intertechnology, Inc.	145,805
1,138	Vishay Precision Group, Inc.*	13,690
3,957	Web.com Group, Inc.*	95,799
3,413	WebMD Health Corp.*	155,257
1,691	Wix.com Ltd.*	42,021
661	Workiva, Inc.*	12,394
697	Xactly Corp.*	6,817
4,927	Xcerra Corp.*	29,808
2,389	XO Group, Inc.*	40,231
2,050	Xura, Inc.*	53,034
4,853	Zendesk, Inc.*	124,285
5,195	Zix Corp.*	29,144
		28,729,932
	Materials — 2.8%

2,645	A. Schulman, Inc.	91,543
358	AEP Industries, Inc.*	32,642
16,058	AK Steel Holding Corp.*	38,218
2,630	American Vanguard Corp.	41,449
6,343	Axiall Corp.	132,188
2,808	Balchem Corp.	192,320
10,783	Berry Plastics Group, Inc.*	392,070
3,570	Boise Cascade Co.*	111,741
4,760	Calgon Carbon Corp.	80,492
4,552	Carpenter Technology Corp.	163,599
4,451	Century Aluminum Co.*	16,602
625	Chase Corp.	27,750
6,067	Chemtura Corp.*	186,378
1,721	Clearwater Paper Corp.*	84,002
13,843	Cliffs Natural Resources, Inc.*	31,008
12,279	Coeur Mining, Inc.*	31,434
10,451	Commercial Metals Co.	154,570
692	Core Molding Technologies, Inc.*	9,861
992	Deltic Timber Corp.	65,036
6,591	Ferro Corp.*	79,158
4,830	Flotek Industries, Inc.*	55,159
2,204	FutureFuel Corp.	31,561
5,868	Globe Specialty Metals, Inc.	59,678
2,781	Greif, Inc., Class A	98,642
4,553	H.B. Fuller Co.	181,255
237	Handy & Harman Ltd.*	5,458
959	Hawkins, Inc.	39,319
1,124	Haynes International, Inc.	43,948
6,660	Headwaters, Inc.*	127,672
33,446	Hecla Mining Co.	64,551
5,117	Horsehead Holding Corp.*	12,588
1,775	Innophos Holdings, Inc.	52,753
2,189	Innospec, Inc.	127,838
5,072	Intrepid Potash, Inc.*	18,208
1,549	Kaiser Aluminum Corp.	132,780
7,691	KapStone Paper and Packaging Corp.	186,661
873	KMG Chemicals, Inc.	17,224
1,854	Koppers Holdings, Inc.*	42,327
2,829	Kraton Performance Polymers, Inc.*	62,945
1,892	Kronos Worldwide, Inc.	12,241
12,865	Louisiana-Pacific Corp.*	236,716
1,782	LSB Industries, Inc.*	12,670
1,820	Materion Corp.	52,816
3,137	Minerals Technologies, Inc.	193,051
2,202	Myers Industries, Inc.	34,131
1,510	Neenah Paper, Inc.	100,370
14,901	Olin Corp.	324,395
822	Olympic Steel, Inc.	9,256
4,231	OMNOVA Solutions, Inc.*	31,817
3,905	P. H. Glatfelter Co.	69,470
8,055	PolyOne Corp.	289,819
1,204	Quaker Chemical Corp.	102,617
3,672	Rayonier Advanced Materials, Inc.	41,163
2,072	Rentech, Inc.*	5,926
989	Ryerson Holding Corp.*	4,905
2,391	Schnitzer Steel Industries, Inc., Class A	39,475
2,752	Schweitzer-Mauduit International, Inc.	115,089
3,957	Senomyx, Inc.*	18,321
4,221	Sensient Technologies Corp.	282,132
1,742	Stepan Co.	90,689
10,900	Stillwater Mining Co.*	102,024
2,308	Summit Materials, Inc., Class A*	52,553
5,891	SunCoke Energy, Inc.	22,268
3,605	TimkenSteel Corp.	36,807
1,825	Trecora Resources*	26,389
2,263	Tredegar Corp.	35,665
1,035	Trinseo S.A.*	29,560
5,744	Tronox Ltd., Class A	33,430
180	United States Lime & Minerals, Inc.	9,326
1,317	US Concrete, Inc.*	77,347
1,725	Valhi, Inc.	3,157
3,703	Wausau Paper Corp.	37,919

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,336	Worthington Industries, Inc.	$133,419
		5,989,561
	Telecommunication Services — 0.7%

7,961	8x8, Inc.*	93,940
926	Atlantic Tele-Network, Inc.	72,848
3,308	Boingo Wireless, Inc.*	21,899
18,938	Cincinnati Bell, Inc.*	71,396
4,159	Cogent Communications Holdings, Inc.	139,576
4,561	Consolidated Communications Holdings, Inc.	99,384
1,883	FairPoint Communications, Inc.*	34,478
3,157	General Communication, Inc., Class A*	65,571
42,998	Globalstar, Inc.*	93,736
972	Hawaiian Telcom Holdco, Inc.*	23,066
1,511	IDT Corp., Class B	18,872
5,553	inContact, Inc.*	54,808
3,030	Inteliquent, Inc.	58,206
2,537	Intelsat S.A.*	11,797
7,418	Iridium Communications, Inc.*	60,605
2,055	Lumos Networks Corp.	24,229
1,568	NTELOS Holdings Corp.*	14,379
5,398	ORBCOMM, Inc.*	34,601
1,173	pdvWireless, Inc.*	31,026
4,197	Premiere Global Services, Inc.*	58,212
2,184	Shenandoah Telecommunications Co.	105,444
1,964	Spok Holdings, Inc.	36,275
844	Straight Path Communications, Inc., Class B*	10,128
16,767	Vonage Holdings Corp.*	108,147
9,106	Windstream Holdings, Inc.	56,730
		1,399,353
	Utilities — 2.7%

4,430	Abengoa Yield PLC	64,146
4,403	ALLETE, Inc.	224,333
3,412	American States Water Co.	142,724
708	Artesian Resources Corp., Class A	18,557
11,008	Atlantic Power Corp.	22,016
5,624	Avista Corp.	194,647
4,048	Black Hills Corp.	173,740
4,324	California Water Service Group	97,420
1,375	Chesapeake Utilities Corp.	73,274
5,462	Cleco Corp.	273,701
1,007	Connecticut Water Service, Inc.	36,564
1,331	Consolidated Water Co., Ltd.	16,185
11,573	Dynegy, Inc.*	186,557
3,648	El Paso Electric Co.	140,995
3,938	Empire District Electric Co. (The)	89,668
1,131	Genie Energy Ltd., Class B*	12,927
4,547	IDACORP, Inc.	309,378
3,912	Laclede Group, Inc. (The)	228,304
3,131	MGE Energy, Inc.	136,105
1,458	Middlesex Water Co.	37,369
7,729	New Jersey Resources Corp.	232,256
2,468	Northwest Natural Gas Co.	120,438
4,248	NorthWestern Corp.	231,643
3,116	NRG Yield, Inc., Class A	42,346
5,670	NRG Yield, Inc., Class C	80,174
4,750	ONE Gas, Inc.	231,563
3,359	Ormat Technologies, Inc.	123,443
3,385	Otter Tail Corp.	90,143
5,036	Pattern Energy Group, Inc.	90,195
7,115	Piedmont Natural Gas Co., Inc.	413,737
7,194	PNM Resources, Inc.	208,626
8,017	Portland General Electric Co.	295,988
1,430	SJW Corp.	43,429
6,179	South Jersey Industries, Inc.	141,870
4,230	Southwest Gas Corp.	237,218
272	Spark Energy, Inc., Class A	4,912
7,536	Talen Energy Corp.*	58,705
3,883	TerraForm Global, Inc., Class A	15,649
5,113	UIL Holdings Corp.	259,996
1,261	Unitil Corp.	44,299
1,866	Vivint Solar, Inc.*	15,096
4,491	WGL Holdings, Inc.	276,915
1,161	York Water Co. (The)	27,701
		5,764,952
	Total Common Stocks
	(Cost $155,406,452)	161,096,331

No. of Rights
	Rights — 0.1%
2	ANI Pharmaceuticals, Inc., expiring*^(c)	—
4,361	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	42,607
49,993	Leap Wireless International, Inc.*^(c)	125,983
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	—
	Total Rights (Cost $—)	168,590

No. of Warrants
Warrants — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a)(b) — 20.9%
$44,348,032	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $44,348,160	44,348,032
	Total Repurchase Agreements (Cost $44,348,032)	44,348,032
	Total Investment Securities (Cost $199,754,484) — 96.9%	205,612,953
	Other assets less liabilities — 3.1%	6,518,872
	Net Assets — 100.0%	$212,131,825

See accompanying notes to the financial statements.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $171,073 or 0.08% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $12,876,001.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	Security has been deemed illiquid at November 30, 2015.

REIT	Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,938,667
Aggregate gross unrealized depreciation	(18,101,270)
Net unrealized appreciation	$3,837,397
Federal income tax cost of investments	$201,775,556

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	270	12/18/15	$32,278,500	$1,249,742

Cash collateral in the amount of $1,458,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements(1)

Ultra Russell2000 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$56,296,405	11/07/16	Bank of America, N.A.	(0.11)%	Russell 2000® Index	$4,535,969	$(4,535,969)	$—	$—

18,347,256	11/06/17	Citibank, N.A.	(0.04)%	Russell 2000® Index	(6,350)	—	6,350	—

4,179,233	11/06/17	Credit Suisse International	(0.06)%	Russell 2000® Index	(1,591)	—	1,591	—

3,645,300	11/06/17	Deutsche Bank AG	(0.24)%	iShares® Russell 2000 ETF	(3,448)
36,342,559	11/06/17	Deutsche Bank AG	(0.04)%	Russell 2000® Index	(106,401)
39,987,859					(109,849)	82,188	27,661	—
2,720,088	01/06/16	Goldman Sachs International	0.06%	Russell 2000® Index	(2,368,885)	2,214,475	154,410	—

2,507,993	11/06/17	Morgan Stanley & Co. International PLC	(0.31)%	iShares® Russell 2000 ETF	(2,282)
30,245,320	01/06/16	Morgan Stanley & Co. International PLC	(0.06)%	Russell 2000® Index	1,908,296
32,753,313					1,906,014	(1,906,014)	—	—
13,185,773	11/06/17	Societe Generale	0.19%	Russell 2000® Index	85,901	—	(85,901)	—

63,364,249	11/06/17	UBS AG	0.04%	Russell 2000® Index	(125,649)	84,999	40,650	—

$230,834,176					$3,915,560

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 75.5%
	Consumer Discretionary — 10.2%
386	American Public Education, Inc.*	$8,982
302	Arctic Cat, Inc.	6,723
908	Barnes & Noble Education, Inc.*	13,121
1,436	Barnes & Noble, Inc.	18,381
434	Big 5 Sporting Goods Corp.	4,192
25	Biglari Holdings, Inc.*	9,226
488	BJ’s Restaurants, Inc.*	22,350
268	Blue Nile, Inc.*	9,771
520	Bob Evans Farms, Inc.	20,722
1,858	Boyd Gaming Corp.*	36,398
655	Buckle, Inc. (The)	20,796
4	CalAtlantic Group, Inc.*	158
1,018	Caleres, Inc.	28,606
2,092	Callaway Golf Co.	21,087
255	Capella Education Co.	12,240
1,581	Career Education Corp.*	6,672
612	Cato Corp. (The), Class A	24,039
473	Children’s Place, Inc. (The)	22,855
536	Core-Mark Holding Co., Inc.	45,715
1,738	Crocs, Inc.*	19,335
395	DineEquity, Inc.	33,512
721	Dorman Products, Inc.*	34,406
562	Drew Industries, Inc.	33,962
1,245	E.W. Scripps Co. (The), Class A	27,315
608	Ethan Allen Interiors, Inc.	17,243
1,715	Express, Inc.*	28,709
1,044	Finish Line, Inc. (The), Class A	17,320
985	Francesca’s Holdings Corp.*	14,706
813	Fred’s, Inc., Class A	13,398
427	FTD Cos., Inc.*	11,324
926	G-III Apparel Group Ltd.*	42,476
2,676	Gannett Co., Inc.	45,706
559	Genesco, Inc.*	30,275
839	Gentherm, Inc.*	42,655
533	Group 1 Automotive, Inc.	43,290
1,105	Harte-Hanks, Inc.	4,155
480	Haverty Furniture Cos., Inc.	11,587
666	Helen of Troy Ltd.*	68,871
573	Hibbett Sports, Inc.*	18,800
1,123	Iconix Brand Group, Inc.*	7,906
909	Interval Leisure Group, Inc.	14,199
695	iRobot Corp.*	22,998
366	Kirkland’s, Inc.	5,384
1,176	La-Z-Boy, Inc.	31,529
552	Lithia Motors, Inc., Class A	68,581
630	Lumber Liquidators Holdings, Inc.*	9,841
571	M/I Homes, Inc.*	13,339
439	Marcus Corp. (The)	8,736
595	MarineMax, Inc.*	10,799
637	Marriott Vacations Worldwide Corp.	38,749
1,124	Men’s Wearhouse, Inc. (The)	22,469
858	Meritage Homes Corp.*	32,012
249	Monarch Casino & Resort, Inc.*	5,583
743	Monro Muffler Brake, Inc.	55,012
423	Motorcar Parts of America, Inc.*	16,945
385	Movado Group, Inc.	10,299
676	Nutrisystem, Inc.	15,507
422	Outerwall, Inc.	26,122
340	Oxford Industries, Inc.	23,100
679	Papa John’s International, Inc.	39,029
1,253	Pep Boys-Manny Moe & Jack (The)*	19,459
272	Perry Ellis International, Inc.*	5,641
473	PetMed Express, Inc.	7,946
1,412	Pinnacle Entertainment, Inc.*	46,299
999	Pool Corp.	81,958
533	Popeyes Louisiana Kitchen, Inc.*	30,839
330	Red Robin Gourmet Burgers, Inc.*	22,268
894	Regis Corp.*	14,894
1,442	Ruby Tuesday, Inc.*	7,974
819	Ruth’s Hospitality Group, Inc.	14,128
601	Scholastic Corp.	25,675
1,162	Scientific Games Corp., Class A*	10,714
1,196	Select Comfort Corp.*	28,250
461	Sizmek, Inc.*	2,134
765	Sonic Automotive, Inc., Class A	18,559
1,208	Sonic Corp.	35,104
743	Stage Stores, Inc.	5,751
462	Standard Motor Products, Inc.	19,293
680	Stein Mart, Inc.	5,256
1,323	Steven Madden Ltd.*	42,204
257	Strayer Education, Inc.*	15,212
435	Sturm Ruger & Co., Inc.	22,664
544	Superior Industries International, Inc.	10,613
1,467	Texas Roadhouse, Inc.	51,345
890	TopBuild Corp.*	27,109
1,025	Tuesday Morning Corp.*	6,847
1,311	Tumi Holdings, Inc.*	23,152
349	Unifi, Inc.*	10,411
353	Universal Electronics, Inc.*	18,705
489	Universal Technical Institute, Inc.	2,812
686	Vitamin Shoppe, Inc.*	20,923
464	VOXX International Corp.*	2,663
627	Winnebago Industries, Inc.	14,108
2,399	Wolverine World Wide, Inc.	43,638
465	Zumiez, Inc.*	7,017
		2,090,783
	Consumer Staples — 2.1%

612	Andersons, Inc. (The)	21,096
1,349	B&G Foods, Inc.	50,965
344	Calavo Growers, Inc.	19,464
722	Cal-Maine Foods, Inc.	39,356
230	Central Garden & Pet Co.*	3,397
760	Central Garden & Pet Co., Class A*	12,000
3,844	Darling Ingredients, Inc.*	42,092
615	Diamond Foods, Inc.*	24,895
397	Inter Parfums, Inc.	10,584
344	J&J Snack Foods Corp.	40,138
221	Medifast, Inc.*	6,701
459	Sanderson Farms, Inc.	34,338
141	Seneca Foods Corp., Class A*	3,883
1,217	Snyder’s-Lance, Inc.	45,114
873	SpartanNash Co.	18,874
527	Universal Corp.	29,797
313	WD-40 Co.	30,915
		433,609
	Energy — 2.1%

1,616	Archrock, Inc.	17,081
912	Basic Energy Services, Inc.*	3,639
1,162	Bill Barrett Corp.*	7,297
949	Bonanza Creek Energy, Inc.*	8,057
812	Bristow Group, Inc.	24,807
455	CARBO Ceramics, Inc.	8,481
1,243	Carrizo Oil & Gas, Inc.*	50,192
1,420	Cloud Peak Energy, Inc.*	3,706
407	Contango Oil & Gas Co.*	3,138
450	Era Group, Inc.*	5,306
809	Exterran Corp.*	13,235
306	Geospace Technologies Corp.*	3,895
833	Green Plains, Inc.	19,734
311	Gulf Island Fabrication, Inc.	3,079

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
598	GulfMark Offshore, Inc., Class A	$3,869
2,293	Helix Energy Solutions Group, Inc.*	14,859
742	Hornbeck Offshore Services, Inc.*	9,090
622	Matrix Service Co.*	14,300
1,958	Newpark Resources, Inc.*	12,727
1,190	Northern Oil and Gas, Inc.*	6,105
933	PDC Energy, Inc.*	52,705
1,501	Pioneer Energy Services Corp.*	3,798
135	REX American Resources Corp.*	8,485
1,113	Rex Energy Corp.*	1,525
383	SEACOR Holdings, Inc.*	21,747
1,332	Stone Energy Corp.*	9,710
2,224	Synergy Resources Corp.*	25,331
907	Tesco Corp.	7,628
1,866	TETRA Technologies, Inc.*	17,391
1,093	Tidewater, Inc.	10,394
1,242	U.S. Silica Holdings, Inc.	26,417
1,173	Unit Corp.*	21,196
		438,924
	Financials — 18.3%

1,601	Acadia Realty Trust (REIT)	53,698
402	Agree Realty Corp. (REIT)	13,483
909	American Assets Trust, Inc. (REIT)	36,187
1,893	American Equity Investment Life Holding Co.	50,751
599	Ameris Bancorp	20,480
442	AMERISAFE, Inc.	23,797
2,111	Astoria Financial Corp.	34,029
994	Bank Mutual Corp.	7,674
477	Banner Corp.	25,042
1,851	BBCN Bancorp, Inc.	35,002
1,325	BofI Holding, Inc.*	26,540
1,944	Boston Private Financial Holdings, Inc.	23,522
1,631	Brookline Bancorp, Inc.	19,148
401	Calamos Asset Management, Inc., Class A	3,814
2,229	Capstead Mortgage Corp. (REIT)	21,153
749	Cardinal Financial Corp.	18,425
1,120	CareTrust REIT, Inc. (REIT)	12,499
619	Cash America International, Inc.	20,891
1,740	Cedar Realty Trust, Inc. (REIT)	12,737
729	Central Pacific Financial Corp.	16,942
1,388	Chesapeake Lodging Trust (REIT)	37,698
356	City Holding Co.	17,772
1,343	Columbia Banking System, Inc.	47,730
953	Community Bank System, Inc.	41,103
713	CoreSite Realty Corp. (REIT)	41,760
4,789	Cousins Properties, Inc. (REIT)	47,076
2,301	CVB Financial Corp.	42,568
4,670	DiamondRock Hospitality Co. (REIT)	51,977
709	Dime Community Bancshares, Inc.	13,124
746	EastGroup Properties, Inc. (REIT)	43,425
1,288	Education Realty Trust, Inc. (REIT)	47,463
387	eHealth, Inc.*	5,012
745	Employers Holdings, Inc.	20,420
546	Encore Capital Group, Inc.*	18,002
622	Enova International, Inc.*	4,677
1,345	EPR Properties (REIT)	75,374
916	Evercore Partners, Inc., Class A	50,865
1,206	EZCORP, Inc., Class A*	6,983
1,204	Financial Engines, Inc.	43,380
2,698	First BanCorp./Puerto Rico*	10,117
651	First Cash Financial Services, Inc.*	25,317
2,070	First Commonwealth Financial Corp.	20,369
1,436	First Financial Bancorp	28,935
1,493	First Financial Bankshares, Inc.	53,614
1,814	First Midwest Bancorp, Inc./IL	35,446
367	First NBC Bank Holding Co.*	15,539
4,078	FNB Corp./PA	59,213
782	Forestar Group, Inc.*	10,627
884	Four Corners Property Trust, Inc.*	17,503
2,075	Franklin Street Properties Corp. (REIT)	21,725
1,737	GEO Group, Inc. (The) (REIT)	50,929
607	Getty Realty Corp. (REIT)	10,592
1,757	Glacier Bancorp, Inc.	51,621
1,654	Government Properties Income Trust (REIT)	28,002
1,090	Green Dot Corp., Class A*	18,334
634	Greenhill & Co., Inc.	16,807
744	Hanmi Financial Corp.	19,418
210	HCI Group, Inc.	8,217
2,336	Healthcare Realty Trust, Inc. (REIT)	63,516
801	HFF, Inc., Class A	27,530
1,372	Home BancShares, Inc./AR	61,905
958	Horace Mann Educators Corp.	33,463
610	Independent Bank Corp./MA	31,561
265	Infinity Property & Casualty Corp.	22,658
2,105	Inland Real Estate Corp. (REIT)	20,229
1,336	Interactive Brokers Group, Inc., Class A	57,929
358	INTL FCStone, Inc.*	12,738
790	Investment Technology Group, Inc.	15,855
1,939	Kite Realty Group Trust (REIT)	52,178
1,019	LegacyTexas Financial Group, Inc.	31,090
165	LendingTree, Inc.*	16,810
4,949	Lexington Realty Trust (REIT)	42,512
828	LTC Properties, Inc. (REIT)	35,298
1,627	MB Financial, Inc.	58,149
5,442	Medical Properties Trust, Inc. (REIT)	65,358
3,262	National Penn Bancshares, Inc.	40,742
255	Navigators Group, Inc. (The)*	21,996
1,017	NBT Bancorp, Inc.	30,642
1,065	Northfield Bancorp, Inc.	16,965
2,365	Northwest Bancshares, Inc.	32,968
1,021	OFG Bancorp	8,536
2,680	Old National Bancorp/IN	39,530
870	Oritani Financial Corp.	15,086
1,895	Parkway Properties, Inc./MD (REIT)	32,367
1,609	Pennsylvania Real Estate Investment Trust (REIT)	34,690
786	Pinnacle Financial Partners, Inc.	42,703
351	Piper Jaffray Cos.*	14,226
1,125	PRA Group, Inc.*	46,474
1,833	PrivateBancorp, Inc.	80,854
1,249	ProAssurance Corp.	66,085
1,367	Provident Financial Services, Inc.	28,543
452	PS Business Parks, Inc. (REIT)	39,966
2,298	Retail Opportunity Investments Corp. (REIT)	42,030
875	RLI Corp.	53,113
810	S&T Bancorp, Inc.	27,475
1,515	Sabra Health Care REIT, Inc. (REIT)	31,330
327	Safety Insurance Group, Inc.	18,315
266	Saul Centers, Inc. (REIT)	14,798
1,329	Selective Insurance Group, Inc.	45,864
655	Simmons First National Corp., Class A	37,767
549	Southside Bancshares, Inc.	15,504
2,777	Sterling Bancorp/DE	48,709
517	Stewart Information Services Corp.	22,407
2,015	Summit Hotel Properties, Inc. (REIT)	26,860
1,460	Talmer Bancorp, Inc., Class A	26,674
1,066	Texas Capital Bancshares, Inc.*	63,192
285	Tompkins Financial Corp.	17,830
2,214	TrustCo Bank Corp./NY	14,524

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
975	UMB Financial Corp.	$51,383
1,505	United Bankshares, Inc./WV	63,391
1,351	United Community Banks, Inc./GA	28,209
490	United Fire Group, Inc.	19,615
416	United Insurance Holdings Corp.	7,879
285	Universal Health Realty Income Trust (REIT)	15,017
756	Universal Insurance Holdings, Inc.	14,931
618	Urstadt Biddle Properties, Inc., Class A (REIT)	12,372
160	Virtus Investment Partners, Inc.	21,798
624	Walker & Dunlop, Inc.*	18,433
594	Westamerica Bancorp.	29,106
1,644	Wilshire Bancorp, Inc.	20,287
1,122	Wintrust Financial Corp.	59,051
198	World Acceptance Corp.*	8,542
		3,752,106
	Health Care — 9.6%

497	Abaxis, Inc.	26,425
900	Abiomed, Inc.*	73,413
677	Aceto Corp.	19,098
997	Acorda Therapeutics, Inc.*	38,075
1,857	Affymetrix, Inc.*	17,586
832	Air Methods Corp.*	36,358
627	Albany Molecular Research, Inc.*	12,490
192	Almost Family, Inc.*	8,135
658	Amedisys, Inc.*	26,708
1,109	AMN Healthcare Services, Inc.*	32,715
289	Analogic Corp.	24,146
613	AngioDynamics, Inc.*	7,295
176	ANI Pharmaceuticals, Inc.*	7,712
340	Anika Therapeutics, Inc.*	14,266
730	Cambrex Corp.*	39,150
831	Cantel Medical Corp.	53,874
394	Chemed Corp.	60,869
245	Computer Programs & Systems, Inc.	11,936
599	CONMED Corp.	25,458
241	CorVel Corp.*	9,339
750	Cross Country Healthcare, Inc.*	13,688
588	CryoLife, Inc.	6,386
528	Cynosure, Inc., Class A*	22,208
1,403	Depomed, Inc.*	27,274
704	Emergent BioSolutions, Inc.*	26,520
305	Enanta Pharmaceuticals, Inc.*	9,608
553	Ensign Group, Inc. (The)	26,306
918	ExamWorks Group, Inc.*	24,254
583	Greatbatch, Inc.*	33,837
1,184	Haemonetics Corp.*	38,172
822	Hanger, Inc.*	12,799
805	HealthEquity, Inc.*	26,565
567	HealthStream, Inc.*	13,619
725	Healthways, Inc.*	9,621
2,060	HMS Holdings Corp.*	24,988
331	ICU Medical, Inc.*	37,549
1,581	Impax Laboratories, Inc.*	69,659
329	Inogen, Inc.*	12,584
662	Integra LifeSciences Holdings Corp.*	41,514
695	Invacare Corp.	13,844
1,951	Kindred Healthcare, Inc.	26,046
223	Landauer, Inc.	9,087
645	Lannett Co., Inc.*	23,839
301	LHC Group, Inc.*	14,012
420	Ligand Pharmaceuticals, Inc.*	44,974
891	Luminex Corp.*	19,174
595	Magellan Health, Inc.*	31,327
1,068	Masimo Corp.*	44,301
1,396	MedAssets, Inc.*	42,061
1,553	Medicines Co. (The)*	65,242
1,287	Medidata Solutions, Inc.*	58,983
971	Meridian Bioscience, Inc.	19,002
1,028	Merit Medical Systems, Inc.*	19,912
2,306	MiMedx Group, Inc.*	20,662
1,457	Momenta Pharmaceuticals, Inc.*	26,022
770	Natus Medical, Inc.*	37,561
3,080	Nektar Therapeutics*	48,233
867	Neogen Corp.*	51,205
1,139	NuVasive, Inc.*	59,387
835	Omnicell, Inc.*	25,184
708	PharMerica Corp.*	24,086
407	Phibro Animal Health Corp., Class A	13,215
1,227	Prestige Brands Holdings, Inc.*	62,442
306	Providence Service Corp. (The)*	14,817
1,024	Quality Systems, Inc.	16,640
766	Repligen Corp.*	21,777
555	Sagent Pharmaceuticals, Inc.*	8,508
2,445	Select Medical Holdings Corp.	29,511
1,378	Spectrum Pharmaceuticals, Inc.*	8,268
789	Supernus Pharmaceuticals, Inc.*	12,750
301	SurModics, Inc.*	6,339
289	U.S. Physical Therapy, Inc.	15,271
403	Vascular Solutions, Inc.*	14,323
		1,970,204
	Industrials — 12.9%

946	AAON, Inc.	23,376
773	AAR Corp.	18,985
1,307	ABM Industries, Inc.	38,779
1,384	Actuant Corp., Class A	34,268
843	Aegion Corp.*	18,580
1,468	Aerojet Rocketdyne Holdings, Inc.*	25,749
482	Aerovironment, Inc.*	12,329
670	Albany International Corp., Class A	26,103
308	Allegiant Travel Co.	53,940
166	American Science & Engineering, Inc.	7,261
318	American Woodmark Corp.*	26,079
680	Apogee Enterprises, Inc.	34,150
923	Applied Industrial Technologies, Inc.	39,366
567	ArcBest Corp.	13,653
438	Astec Industries, Inc.	17,651
583	Atlas Air Worldwide Holdings, Inc.*	24,090
600	AZZ, Inc.	35,724
1,196	Barnes Group, Inc.	46,070
1,112	Brady Corp., Class A	29,346
1,023	Briggs & Stratton Corp.	19,478
1,136	Brink’s Co. (The)	36,556
339	CDI Corp.	2,319
632	Celadon Group, Inc.	8,785
711	Chart Industries, Inc.*	15,166
383	CIRCOR International, Inc.	17,407
874	Comfort Systems USA, Inc.	27,741
507	Cubic Corp.	24,620
1,092	Curtiss-Wright Corp.	76,888
292	DXP Enterprises, Inc.*	9,563
793	Dycom Industries, Inc.*	69,292
597	Echo Global Logistics, Inc.*	14,089
1,461	EMCOR Group, Inc.	73,634
483	Encore Wire Corp.	21,093
1,079	EnerSys	63,553
403	Engility Holdings, Inc.	13,944
511	EnPro Industries, Inc.	25,621
607	ESCO Technologies, Inc.	23,813
884	Essendant, Inc.	32,018
603	Exponent, Inc.	31,133

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,454	Federal Signal Corp.	$24,514
722	Forward Air Corp.	34,721
919	Franklin Electric Co., Inc.	29,969
464	G&K Services, Inc., Class A	30,935
1,138	General Cable Corp.	17,343
685	Gibraltar Industries, Inc.*	18,283
916	Griffon Corp.	16,616
1,863	Harsco Corp.	19,450
1,136	Hawaiian Holdings, Inc.*	41,123
1,673	Healthcare Services Group, Inc.	61,801
1,451	Heartland Express, Inc.	27,801
402	Heidrick & Struggles International, Inc.	11,602
1,464	Hillenbrand, Inc.	44,345
837	Hub Group, Inc., Class A*	32,250
438	Insperity, Inc.	18,904
1,532	Interface, Inc.	30,456
679	John Bean Technologies Corp.	33,203
632	Kaman Corp.	25,368
688	Kelly Services, Inc., Class A	11,579
1,438	Knight Transportation, Inc.	38,136
1,200	Korn/Ferry International	44,160
266	Lindsay Corp.	18,556
396	Lydall, Inc.*	14,422
555	Marten Transport Ltd.	10,034
1,013	Matson, Inc.	52,382
767	Matthews International Corp., Class A	45,874
1,056	Mobile Mini, Inc.	37,435
789	Moog, Inc., Class A*	52,129
1,326	Mueller Industries, Inc.	41,756
490	MYR Group, Inc.*	10,388
113	National Presto Industries, Inc.	9,824
1,114	Navigant Consulting, Inc.*	19,495
1,102	On Assignment, Inc.*	51,441
634	Orion Marine Group, Inc.*	2,777
1,130	PGT, Inc.*	12,566
210	Powell Industries, Inc.	7,373
788	Quanex Building Products Corp.	14,665
1,184	Republic Airways Holdings, Inc.*	5,020
870	Resources Connection, Inc.	15,877
703	Roadrunner Transportation Systems, Inc.*	7,747
581	Saia, Inc.*	14,240
971	Simpson Manufacturing Co., Inc.	36,053
1,177	SkyWest, Inc.	24,258
956	SPX Corp.	10,554
956	SPX FLOW, Inc.*	32,122
297	Standex International Corp.	26,543
1,254	TASER International, Inc.*	23,450
425	Tennant Co.	26,465
1,401	Tetra Tech, Inc.	38,934
1,014	Titan International, Inc.	4,401
976	TrueBlue, Inc.*	28,587
355	UniFirst Corp.	38,546
468	Universal Forest Products, Inc.	36,158
505	US Ecology, Inc.	19,109
2,146	UTi Worldwide, Inc.*	15,022
190	Veritiv Corp.*	7,499
467	Viad Corp.	14,416
383	Vicor Corp.*	3,547
834	WageWorks, Inc.*	35,478
657	Watts Water Technologies, Inc., Class A	36,470
		2,646,384
	Information Technology — 13.0%

1,162	ADTRAN, Inc.	18,952
954	Advanced Energy Industries, Inc.*	27,828
352	Agilysys, Inc.*	3,907
660	Anixter International, Inc.*	44,986
338	Badger Meter, Inc.	20,561
206	Bel Fuse, Inc., Class B	4,268
1,190	Benchmark Electronics, Inc.*	25,537
358	Black Box Corp.	4,049
1,091	Blackbaud, Inc.	67,402
953	Blucora, Inc.*	10,130
906	Bottomline Technologies (de), Inc.*	28,004
1,570	Brooks Automation, Inc.	17,506
569	Cabot Microelectronics Corp.*	23,875
563	CACI International, Inc., Class A*	56,446
844	CalAmp Corp.*	15,597
1,044	Cardtronics, Inc.*	39,265
478	CEVA, Inc.*	12,136
981	Checkpoint Systems, Inc.	6,171
1,657	Ciber, Inc.*	5,849
1,477	Cirrus Logic, Inc.*	48,830
578	Coherent, Inc.*	39,258
577	Cohu, Inc.	7,564
756	comScore, Inc.*	31,828
375	Comtech Telecommunications Corp.	8,261
748	Constant Contact, Inc.*	23,405
761	CSG Systems International, Inc.	27,191
764	CTS Corp.	14,501
896	Daktronics, Inc.	7,768
1,010	DHI Group, Inc.*	9,413
581	Digi International, Inc.*	7,268
905	Diodes, Inc.*	21,077
515	DSP Group, Inc.*	5,371
401	DTS, Inc.*	10,318
625	Ebix, Inc.	23,444
640	Electro Scientific Industries, Inc.*	3,238
1,101	Electronics For Imaging, Inc.*	54,037
747	EPIQ Systems, Inc.	10,107
136	ePlus, Inc.*	11,994
1,119	Exar Corp.*	7,206
771	ExlService Holdings, Inc.*	36,060
701	Fabrinet*	16,775
405	FARO Technologies, Inc.*	12,186
233	Forrester Research, Inc.	7,605
2,050	Harmonic, Inc.*	11,337
855	Heartland Payment Systems, Inc.	67,836
1,225	II-VI, Inc.*	22,810
863	Insight Enterprises, Inc.*	23,111
403	Interactive Intelligence Group, Inc.*	13,887
887	Itron, Inc.*	31,888
1,410	Ixia*	18,415
1,071	j2 Global, Inc.	86,183
1,455	Kopin Corp.*	4,176
1,699	Kulicke & Soffa Industries, Inc.*	20,065
559	Liquidity Services, Inc.*	3,812
527	Littelfuse, Inc.	57,211
1,144	LivePerson, Inc.*	8,923
578	LogMeIn, Inc.*	41,281
1,087	Lumentum Holdings, Inc.*	21,740
567	ManTech International Corp., Class A	18,989
761	Mercury Systems, Inc.*	14,900
895	Methode Electronics, Inc.	32,292
2,221	Microsemi Corp.*	79,978
217	MicroStrategy, Inc., Class A*	37,621
1,242	MKS Instruments, Inc.	45,793
848	Monolithic Power Systems, Inc.	57,944
925	Monotype Imaging Holdings, Inc.	24,448
2,122	Monster Worldwide, Inc.*	13,666
348	MTS Systems Corp.	22,140
562	Nanometrics, Inc.*	8,857
748	NETGEAR, Inc.*	32,994

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
921	Newport Corp.*	$15,279
1,420	NIC, Inc.	28,982
428	OSI Systems, Inc.*	40,074
474	Park Electrochemical Corp.	8,300
821	Perficient, Inc.*	14,351
783	Plexus Corp.*	29,128
677	Power Integrations, Inc.	35,001
1,163	Progress Software Corp.*	27,900
2,039	QLogic Corp.*	26,303
827	QuinStreet, Inc.*	4,044
2,707	Rambus, Inc.*	32,295
656	Rofin-Sinar Technologies, Inc.*	18,853
434	Rogers Corp.*	24,057
2,022	Rovi Corp.*	23,880
2,038	Ruckus Wireless, Inc.*	23,335
736	Rudolph Technologies, Inc.*	10,473
1,872	Sanmina Corp.*	42,438
642	ScanSource, Inc.*	24,666
1,546	Semtech Corp.*	31,075
345	Stamps.com, Inc.*	34,969
847	Super Micro Computer, Inc.*	20,802
921	Sykes Enterprises, Inc.*	29,306
918	Synchronoss Technologies, Inc.*	36,142
673	SYNNEX Corp.	63,444
1,987	Take-Two Interactive Software, Inc.*	70,280
868	Tangoe, Inc.*	7,465
382	TeleTech Holdings, Inc.	11,086
1,140	Tessera Technologies, Inc.	36,309
1,499	TTM Technologies, Inc.*	11,752
637	Ultratech, Inc.*	10,581
690	VASCO Data Security International, Inc.*	12,889
949	Veeco Instruments, Inc.*	19,407
1,034	ViaSat, Inc.*	64,087
5,475	Viavi Solutions, Inc.*	34,821
628	Virtusa Corp.*	30,929
550	XO Group, Inc.*	9,262
		2,663,436
	Materials — 3.4%

681	A. Schulman, Inc.	23,569
4,138	AK Steel Holding Corp.*	9,848
598	American Vanguard Corp.	9,425
732	Balchem Corp.	50,135
912	Boise Cascade Co.*	28,546
1,218	Calgon Carbon Corp.	20,596
1,152	Century Aluminum Co.*	4,297
414	Clearwater Paper Corp.*	20,207
258	Deltic Timber Corp.	16,914
1,247	Flotek Industries, Inc.*	14,241
529	FutureFuel Corp.	7,575
1,510	Globe Specialty Metals, Inc.	15,357
1,175	H.B. Fuller Co.	46,777
223	Hawkins, Inc.	9,143
290	Haynes International, Inc.	11,339
1,719	Headwaters, Inc.*	32,953
457	Innophos Holdings, Inc.	13,582
562	Innospec, Inc.	32,821
1,311	Intrepid Potash, Inc.*	4,707
401	Kaiser Aluminum Corp.	34,374
1,993	KapStone Paper and Packaging Corp.	48,370
478	Koppers Holdings, Inc.*	10,913
729	Kraton Performance Polymers, Inc.*	16,220
456	LSB Industries, Inc.*	3,242
468	Materion Corp.	13,581
534	Myers Industries, Inc.	8,277
389	Neenah Paper, Inc.	25,857
212	Olympic Steel, Inc.	2,387
1,009	P. H. Glatfelter Co.	17,950
310	Quaker Chemical Corp.	26,421
998	Rayonier Advanced Materials, Inc.	11,188
709	Schweitzer-Mauduit International, Inc.	29,650
425	Stepan Co.	22,126
2,813	Stillwater Mining Co.*	26,330
1,519	SunCoke Energy, Inc.	5,742
891	TimkenSteel Corp.	9,097
578	Tredegar Corp.	9,109
967	Wausau Paper Corp.	9,902
		702,768
	Telecommunication Services — 0.7%

2,061	8x8, Inc.*	24,320
250	Atlantic Tele-Network, Inc.	19,668
4,883	Cincinnati Bell, Inc.*	18,409
1,175	Consolidated Communications Holdings, Inc.	25,603
699	General Communication, Inc., Class A*	14,518
1,876	Iridium Communications, Inc.*	15,327
533	Lumos Networks Corp.	6,284
500	Spok Holdings, Inc.	9,235
		133,364
	Utilities — 3.2%

1,060	ALLETE, Inc.	54,007
866	American States Water Co.	36,225
1,449	Avista Corp.	50,150
941	El Paso Electric Co.	36,370
1,008	Laclede Group, Inc. (The)	58,827
1,989	New Jersey Resources Corp.	59,769
637	Northwest Natural Gas Co.	31,086
1,095	NorthWestern Corp.	59,710
1,843	Piedmont Natural Gas Co., Inc.	107,170
1,595	South Jersey Industries, Inc.	36,621
1,095	Southwest Gas Corp.	61,408
1,317	UIL Holdings Corp.	66,969
		658,312
	Total Common Stocks (Cost $16,165,857)	15,489,890

Principal Amount
	Repurchase Agreements (a)(b) — 18.0%
$3,704,317	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $3,704,327	3,704,317
	Total Repurchase Agreements (Cost $3,704,317)	3,704,317
	Total Investment Securities (Cost $19,870,174) — 93.5%	19,194,207
	Other assets less liabilities — 6.5%	1,330,209
	Net Assets — 100.0%	$20,524,416

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $2,555,511.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,374,051
Aggregate gross unrealized depreciation	(2,113,145)
Net unrealized depreciation	$(739,094)
Federal income tax cost of investments	$19,933,301

Swap Agreements(1)

Ultra SmallCap600 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$1,935,496	01/06/16	Bank of America, N.A.	0.39%	S&P SmallCap 600®	$1,973,472	$(1,973,472)	$—	$—

960,508	11/06/17	Citibank, N.A.	0.16%	S&P SmallCap 600®	(3,554)	—	3,554	—

3,801,496	11/06/17	Credit Suisse International	(0.01)%	S&P SmallCap 600®	(14,732)	7,437	7,295	—

143,441	01/06/16	Deutsche Bank AG	(0.04)%	iShares® Core S&P Small-Cap ETF	15,639	—	—	—
11,826,892	01/06/17	Deutsche Bank AG	(0.04)%	S&P SmallCap 600®	958,280	—	—	—
11,970,333					973,919	—	(800,001)	173,918
5,544,893	11/06/17	Morgan Stanley & Co. International PLC	0.34%	S&P SmallCap 600®	3,756	—	—	3,756

1,346,703	11/06/17	Societe Generale	0.59%	S&P SmallCap 600®	3,913	—	(3,913)	—

$25,559,429					$2,936,774

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

UltraPro S&P500

Shares		Value
	Common Stocks (a) — 73.9%
	Consumer Discretionary — 9.7%
3,207	Advance Auto Parts, Inc.	$521,875
16,797	Amazon.com, Inc.*	11,166,646
3,428	AutoNation, Inc.*	219,118
1,352	AutoZone, Inc.*	1,059,657
7,428	Bed Bath & Beyond, Inc.*	404,975
13,442	Best Buy Co., Inc.	427,187
9,912	BorgWarner, Inc.	423,143
9,738	Cablevision Systems Corp., Class A	297,009
9,111	CarMax, Inc.*	522,060
20,273	Carnival Corp.	1,024,395
19,463	CBS Corp. (Non-Voting), Class B	982,492
1,364	Chipotle Mexican Grill, Inc.*	790,506
12,115	Coach, Inc.	384,893
107,832	Comcast Corp., Class A	6,565,394
14,297	D.R. Horton, Inc.	461,936
4,993	Darden Restaurants, Inc.	280,457
12,453	Delphi Automotive PLC	1,094,370
6,539	Discovery Communications, Inc., Class A*	203,624
11,292	Discovery Communications, Inc., Class C*	334,017
12,905	Dollar General Corp.	844,116
10,280	Dollar Tree, Inc.*	775,732
4,382	Expedia, Inc.	539,468
170,674	Ford Motor Co.	2,445,758
1,813	Fossil Group, Inc.*	69,746
4,674	GameStop Corp., Class A	163,730
10,419	Gap, Inc. (The)	278,500
5,185	Garmin Ltd.	196,252
63,130	General Motors Co.	2,285,306
6,639	Genuine Parts Co.	601,693
11,799	Goodyear Tire & Rubber Co. (The)	411,549
10,327	H&R Block, Inc.	378,898
17,627	Hanesbrands, Inc.	540,620
9,021	Harley-Davidson, Inc.	441,307
3,117	Harman International Industries, Inc.	321,550
4,923	Hasbro, Inc.	359,822
56,239	Home Depot, Inc. (The)	7,529,277
17,974	Interpublic Group of Cos., Inc. (The)	413,402
28,646	Johnson Controls, Inc.	1,317,716
8,666	Kohl’s Corp.	408,429
11,253	L Brands, Inc.	1,073,649
5,993	Leggett & Platt, Inc.	279,274
7,618	Lennar Corp., Class A	390,118
40,522	Lowe’s Cos., Inc.	3,103,985
14,496	Macy’s, Inc.	566,504
8,734	Marriott International, Inc., Class A	619,328
14,830	Mattel, Inc.	368,674
41,248	McDonald’s Corp.	4,708,872
8,471	Michael Kors Holdings Ltd.*	364,422
2,784	Mohawk Industries, Inc.*	530,964
18,657	Netflix, Inc.*	2,300,968
11,729	Newell Rubbermaid, Inc.	523,817
16,686	News Corp., Class A	239,444
4,721	News Corp., Class B	68,266
29,689	NIKE, Inc., Class B	3,927,261
6,101	Nordstrom, Inc.	343,547
10,640	Omnicom Group, Inc.	786,509
4,353	O’Reilly Automotive, Inc.*	1,148,626
2,221	Priceline Group, Inc. (The)*	2,773,696
14,060	PulteGroup, Inc.	273,889
3,615	PVH Corp.	330,013
2,618	Ralph Lauren Corp.	325,182
18,123	Ross Stores, Inc.	942,577
7,514	Royal Caribbean Cruises Ltd.	695,871
4,126	Scripps Networks Interactive, Inc., Class A	234,357
3,486	Signet Jewelers Ltd.	458,025
28,186	Staples, Inc.	340,205
65,003	Starbucks Corp.	3,990,534
7,462	Starwood Hotels & Resorts Worldwide, Inc.	536,070
27,523	Target Corp.	1,995,417
9,919	TEGNA, Inc.	280,212
4,913	Tiffany & Co.	391,468
12,393	Time Warner Cable, Inc.	2,289,855
35,720	Time Warner, Inc.	2,499,686
29,535	TJX Cos., Inc. (The)	2,085,171
5,948	Tractor Supply Co.	531,454
4,945	TripAdvisor, Inc.*	407,320
53,473	Twenty-First Century Fox, Inc., Class A	1,577,988
18,885	Twenty-First Century Fox, Inc., Class B	565,606
7,882	Under Armour, Inc., Class A*	679,586
4,153	Urban Outfitters, Inc.*	93,027
14,913	VF Corp.	964,871
15,218	Viacom, Inc., Class B	757,704
68,008	Walt Disney Co. (The)	7,716,868
3,434	Whirlpool Corp.	558,094
5,173	Wyndham Worldwide Corp.	392,734
3,558	Wynn Resorts Ltd.	223,336
18,885	Yum! Brands, Inc.	1,369,351
		105,111,020
	Consumer Staples — 7.1%

85,871	Altria Group, Inc.	4,946,170
26,669	Archer-Daniels-Midland Co.	973,152
4,647	Brown-Forman Corp., Class B	476,503
7,888	Campbell Soup Co.	412,069
5,634	Clorox Co. (The)	700,306
171,463	Coca-Cola Co. (The)	7,307,753
9,230	Coca-Cola Enterprises, Inc.	464,269
39,423	Colgate-Palmolive Co.	2,589,303
18,908	ConAgra Foods, Inc.	773,904
7,532	Constellation Brands, Inc., Class A	1,056,438
19,248	Costco Wholesale Corp.	3,107,012
48,810	CVS Health Corp.	4,592,533
8,360	Dr. Pepper Snapple Group, Inc.	750,310
9,892	Estee Lauder Cos., Inc. (The), Class A	832,115
26,223	General Mills, Inc.	1,514,640
6,397	Hershey Co. (The)	552,125
5,903	Hormel Foods Corp.	442,253
5,241	J.M. Smucker Co. (The)	635,157
11,150	Kellogg Co.	766,785
5,263	Keurig Green Mountain, Inc.	275,781
15,954	Kimberly-Clark Corp.	1,900,919
26,028	Kraft Heinz Co. (The)	1,918,003
42,545	Kroger Co. (The)	1,602,245
5,079	McCormick & Co., Inc. (Non-Voting)	436,388
8,879	Mead Johnson Nutrition Co.	715,559
6,922	Molson Coors Brewing Co., Class B	637,032
70,569	Mondelez International, Inc., Class A	3,081,043
6,660	Monster Beverage Corp.*	1,029,703
64,337	PepsiCo, Inc.	6,443,994
67,849	Philip Morris International, Inc.	5,929,324
118,800	Procter & Gamble Co. (The)	8,890,992
36,302	Reynolds American, Inc.	1,678,967
22,993	Sysco Corp.	945,012
13,330	Tyson Foods, Inc., Class A	666,500
38,270	Walgreens Boots Alliance, Inc.	3,215,828
69,114	Wal-Mart Stores, Inc.	4,066,668
15,673	Whole Foods Market, Inc.	456,868
		76,783,623
	Energy — 5.2%

22,249	Anadarko Petroleum Corp.	1,332,715
16,554	Apache Corp.	814,126
19,090	Baker Hughes, Inc.	1,032,196
18,123	Cabot Oil & Gas Corp.	341,256
8,388	Cameron International Corp.*	572,817
22,648	Chesapeake Energy Corp.	119,355

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
82,413	Chevron Corp.	$7,525,955
4,137	Cimarex Energy Co.	492,386
13,910	Columbia Pipeline Group, Inc.	266,655
54,021	ConocoPhillips	2,919,835
10,030	CONSOL Energy, Inc.	79,036
16,920	Devon Energy Corp.	778,489
2,823	Diamond Offshore Drilling, Inc.	63,884
10,325	Ensco PLC, Class A	176,764
24,052	EOG Resources, Inc.	2,006,658
6,675	EQT Corp.	381,943
182,607	Exxon Mobil Corp.	14,911,688
10,050	FMC Technologies, Inc.*	341,901
37,435	Halliburton Co.	1,491,785
4,719	Helmerich & Payne, Inc.	274,882
10,561	Hess Corp.	623,099
78,719	Kinder Morgan, Inc.	1,855,407
29,658	Marathon Oil Corp.	519,312
23,482	Marathon Petroleum Corp.	1,371,584
7,112	Murphy Oil Corp.	203,261
16,809	National Oilwell Varco, Inc.	627,648
7,137	Newfield Exploration Co.*	273,062
18,616	Noble Energy, Inc.	682,649
33,458	Occidental Petroleum Corp.	2,529,090
9,161	ONEOK, Inc.	270,066
20,971	Phillips 66	1,919,476
6,539	Pioneer Natural Resources Co.	946,520
7,417	Range Resources Corp.	211,978
55,422	Schlumberger Ltd.	4,275,807
16,837	Southwestern Energy Co.*	151,701
29,403	Spectra Energy Corp.	770,359
5,391	Tesoro Corp.	620,881
14,967	Transocean Ltd.	214,926
21,772	Valero Energy Corp.	1,564,536
29,880	Williams Cos., Inc. (The)	1,092,413
		56,648,101
	Financials — 12.2%

14,181	ACE Ltd.	1,628,688
2,377	Affiliated Managers Group, Inc.*	421,276
18,863	Aflac, Inc.	1,230,622
17,536	Allstate Corp. (The)	1,100,559
37,275	American Express Co.	2,670,381
56,668	American International Group, Inc.	3,602,951
18,538	American Tower Corp. (REIT)	1,842,306
7,805	Ameriprise Financial, Inc.	881,575
12,265	Aon PLC	1,161,986
6,845	Apartment Investment & Management Co., Class A (REIT)	260,863
2,926	Assurant, Inc.	250,232
5,821	AvalonBay Communities, Inc. (REIT)	1,058,200
458,485	Bank of America Corp.	7,991,394
48,462	Bank of New York Mellon Corp. (The)	2,124,574
34,144	BB&T Corp.	1,318,641
82,048	Berkshire Hathaway, Inc., Class B*	11,001,816
5,611	BlackRock, Inc.	2,040,833
6,726	Boston Properties, Inc. (REIT)	840,683
23,756	Capital One Financial Corp.	1,865,084
12,695	CBRE Group, Inc., Class A*	475,682
52,434	Charles Schwab Corp. (The)	1,767,550
9,941	Chubb Corp. (The)	1,297,599
6,468	Cincinnati Financial Corp.	395,259
131,820	Citigroup, Inc.	7,130,144
14,792	CME Group, Inc.	1,444,439
7,793	Comerica, Inc.	361,206
14,618	Crown Castle International Corp. (REIT)	1,255,832
19,065	Discover Financial Services	1,082,129
12,709	E*TRADE Financial Corp.*	386,735
2,584	Equinix, Inc. (REIT)	766,156
15,945	Equity Residential (REIT)	1,272,730
2,879	Essex Property Trust, Inc. (REIT)	664,444
35,179	Fifth Third Bancorp	727,150
3	Four Corners Property Trust, Inc.*	59
16,936	Franklin Resources, Inc.	709,957
25,600	General Growth Properties, Inc. (REIT)	652,032
17,631	Goldman Sachs Group, Inc. (The)	3,350,243
18,169	Hartford Financial Services Group, Inc. (The)	829,233
20,260	HCP, Inc. (REIT)	719,838
32,896	Host Hotels & Resorts, Inc. (REIT)	546,074
35,171	Huntington Bancshares, Inc./OH	411,149
4,839	Intercontinental Exchange, Inc.	1,257,366
18,776	Invesco Ltd.	632,563
8,402	Iron Mountain, Inc. (REIT)	233,408
161,962	JPMorgan Chase & Co.	10,799,626
36,827	KeyCorp	482,802
18,094	Kimco Realty Corp. (REIT)	472,072
4,805	Legg Mason, Inc.	213,246
14,771	Leucadia National Corp.	261,151
10,991	Lincoln National Corp.	604,395
12,562	Loews Corp.	475,974
7,005	M&T Bank Corp.	877,937
5,894	Macerich Co. (The) (REIT)	460,616
23,212	Marsh & McLennan Cos., Inc.	1,283,624
11,935	McGraw Hill Financial, Inc.	1,151,369
48,915	MetLife, Inc.	2,499,067
7,632	Moody’s Corp.	787,012
66,730	Morgan Stanley	2,288,839
5,179	Nasdaq, Inc.	303,593
16,381	Navient Corp.	195,098
9,586	Northern Trust Corp.	718,375
13,577	People’s United Financial, Inc.	227,415
7,653	Plum Creek Timber Co., Inc. (REIT)	388,849
22,494	PNC Financial Services Group, Inc. (The)	2,148,402
12,005	Principal Financial Group, Inc.	617,777
25,662	Progressive Corp. (The)	790,903
22,955	Prologis, Inc. (REIT)	981,326
19,752	Prudential Financial, Inc.	1,709,536
6,439	Public Storage (REIT)	1,545,746
10,931	Realty Income Corp. (REIT)	542,396
58,026	Regions Financial Corp.	588,384
13,551	Simon Property Group, Inc. (REIT)	2,523,738
4,363	SL Green Realty Corp. (REIT)	515,183
17,874	State Street Corp.	1,297,295
22,689	SunTrust Banks, Inc.	985,156
36,516	Synchrony Financial*	1,162,304
11,221	T. Rowe Price Group, Inc.	854,479
5,096	Torchmark Corp.	308,920
13,630	Travelers Cos., Inc. (The)	1,561,589
72,498	U.S. Bancorp	3,181,937
10,804	Unum Group	396,291
14,562	Ventas, Inc. (REIT)	776,737
7,760	Vornado Realty Trust (REIT)	750,858
204,589	Wells Fargo & Co.	11,272,854
15,411	Welltower, Inc. (REIT)	973,821
22,520	Weyerhaeuser Co. (REIT)	724,468
13,240	XL Group PLC	505,503
8,942	Zions Bancorp.	267,902
		133,136,206
	Health Care — 10.8%

65,276	Abbott Laboratories	2,932,198
72,495	AbbVie, Inc.	4,215,584
15,267	Aetna, Inc.	1,568,684
14,514	Agilent Technologies, Inc.	606,976
9,905	Alexion Pharmaceuticals, Inc.*	1,767,448
17,240	Allergan PLC*	5,411,464
8,995	AmerisourceBergen Corp.	887,267
33,209	Amgen, Inc.	5,349,970
11,457	Anthem, Inc.	1,493,764
23,719	Baxalta, Inc.	815,459

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
23,893	Baxter International, Inc.	$899,571
9,208	Becton, Dickinson and Co.	1,383,502
9,762	Biogen, Inc.*	2,800,327
58,860	Boston Scientific Corp.*	1,075,961
73,031	Bristol-Myers Squibb Co.	4,893,807
3,250	C.R. Bard, Inc.	607,165
14,337	Cardinal Health, Inc.	1,245,168
34,623	Celgene Corp.*	3,789,487
13,451	Cerner Corp.*	801,680
11,277	Cigna Corp.	1,522,170
7,456	DaVita HealthCare Partners, Inc.*	544,586
6,123	DENTSPLY International, Inc.	371,421
4,709	Edwards Lifesciences Corp.*	767,567
42,724	Eli Lilly & Co.	3,505,077
9,122	Endo International PLC*	560,821
29,595	Express Scripts Holding Co.*	2,529,781
64,276	Gilead Sciences, Inc.	6,810,685
14,002	HCA Holdings, Inc.*	952,976
3,652	Henry Schein, Inc.*	571,465
6,488	Humana, Inc.	1,094,266
6,337	Illumina, Inc.*	1,165,374
1,621	Intuitive Surgical, Inc.*	842,952
121,277	Johnson & Johnson	12,278,084
4,406	Laboratory Corp. of America Holdings*	535,505
5,139	Mallinckrodt PLC*	348,990
10,178	McKesson Corp.	1,927,204
61,936	Medtronic PLC	4,666,258
123,358	Merck & Co., Inc.	6,539,208
18,084	Mylan N.V.*	927,709
3,803	Patterson Cos., Inc.	173,303
4,966	PerkinElmer, Inc.	263,993
6,406	Perrigo Co. PLC	956,992
270,108	Pfizer, Inc.	8,851,439
6,287	Quest Diagnostics, Inc.	429,528
3,386	Regeneron Pharmaceuticals, Inc.*	1,843,677
12,339	St. Jude Medical, Inc.	778,591
13,853	Stryker Corp.	1,336,260
4,361	Tenet Healthcare Corp.*	144,742
17,452	Thermo Fisher Scientific, Inc.	2,415,357
41,763	UnitedHealth Group, Inc.	4,707,108
4,018	Universal Health Services, Inc., Class B	488,267
4,323	Varian Medical Systems, Inc.*	349,212
10,715	Vertex Pharmaceuticals, Inc.*	1,386,092
3,603	Waters Corp.*	478,550
7,482	Zimmer Biomet Holdings, Inc.	755,757
20,104	Zoetis, Inc.	938,857
		117,305,306
	Industrials — 7.5%

27,362	3M Co.	4,284,342
7,442	ADT Corp. (The)	263,968
4,196	Allegion PLC	282,013
27,606	American Airlines Group, Inc.	1,139,024
10,606	AMETEK, Inc.	598,815
27,974	Boeing Co. (The)	4,068,818
6,210	C.H. Robinson Worldwide, Inc.	418,740
26,393	Caterpillar, Inc.	1,917,451
3,910	Cintas Corp.	358,117
43,084	CSX Corp.	1,224,878
7,277	Cummins, Inc.	730,392
26,043	Danaher Corp.	2,510,285
13,654	Deere & Co.	1,086,449
34,836	Delta Air Lines, Inc.	1,618,481
6,853	Dover Corp.	451,613
1,582	Dun & Bradstreet Corp. (The)	170,524
20,475	Eaton Corp. PLC	1,190,826
28,780	Emerson Electric Co.	1,439,000
5,179	Equifax, Inc.	577,458
8,285	Expeditors International of Washington, Inc.	402,154
12,708	Fastenal Co.	515,691
11,504	FedEx Corp.	1,823,844
5,841	Flowserve Corp.	270,088
6,348	Fluor Corp.	308,513
13,286	General Dynamics Corp.	1,945,868
412,800	General Electric Co.	12,359,232
34,238	Honeywell International, Inc.	3,559,040
14,430	Illinois Tool Works, Inc.	1,356,131
11,622	Ingersoll-Rand PLC	681,863
4,022	J.B. Hunt Transport Services, Inc.	314,681
5,422	Jacobs Engineering Group, Inc.*	239,327
4,833	Kansas City Southern	439,416
3,518	L-3 Communications Holdings, Inc.	430,638
11,696	Lockheed Martin Corp.	2,563,295
15,064	Masco Corp.	450,564
16,067	Nielsen Holdings PLC	750,008
13,200	Norfolk Southern Corp.	1,254,792
8,207	Northrop Grumman Corp.	1,529,456
15,546	PACCAR, Inc.	807,770
6,062	Parker-Hannifin Corp.	634,449
7,886	Pentair PLC	447,136
8,843	Pitney Bowes, Inc.	191,009
6,022	Precision Castparts Corp.	1,394,334
7,133	Quanta Services, Inc.*	157,283
13,294	Raytheon Co.	1,648,855
10,544	Republic Services, Inc.	463,198
5,891	Robert Half International, Inc.	301,501
5,873	Rockwell Automation, Inc.	625,122
5,771	Rockwell Collins, Inc.	534,856
4,409	Roper Technologies, Inc.	853,097
2,338	Ryder System, Inc.	154,214
2,548	Snap-on, Inc.	438,664
28,877	Southwest Airlines Co.	1,324,877
6,711	Stanley Black & Decker, Inc.	732,573
3,715	Stericycle, Inc.*	448,475
12,106	Textron, Inc.	516,563
18,461	Tyco International PLC	651,858
38,002	Union Pacific Corp.	3,190,268
16,545	United Continental Holdings, Inc.*	922,053
30,590	United Parcel Service, Inc., Class B	3,151,076
4,177	United Rentals, Inc.*	328,605
36,275	United Technologies Corp.	3,484,214
6,789	Verisk Analytics, Inc.*	508,836
2,658	W.W. Grainger, Inc.	533,035
18,420	Waste Management, Inc.	990,443
7,949	Xylem, Inc.	296,657
		81,256,816
	Information Technology — 15.5%

27,335	Accenture PLC, Class A	2,930,859
22,031	Activision Blizzard, Inc.	829,687
21,795	Adobe Systems, Inc.*	1,993,371
7,822	Akamai Technologies, Inc.*	450,625
2,691	Alliance Data Systems Corp.*	771,913
12,696	Alphabet, Inc., Class A*	9,685,144
12,954	Alphabet, Inc., Class C*	9,619,640
13,247	Altera Corp.	699,442
13,540	Amphenol Corp., Class A	745,377
13,738	Analog Devices, Inc.	846,673
249,759	Apple, Inc.	29,546,490
52,583	Applied Materials, Inc.	986,983
9,907	Autodesk, Inc.*	628,797
20,401	Automatic Data Processing, Inc.	1,759,790
11,379	Avago Technologies Ltd.	1,484,391
24,482	Broadcom Corp., Class A	1,337,452
13,723	CA, Inc.	385,753
222,744	Cisco Systems, Inc.	6,069,774
7,038	Citrix Systems, Inc.*	539,603
26,695	Cognizant Technology Solutions Corp., Class A*	1,723,963
53,692	Corning, Inc.	1,005,651
6,058	CSRA, Inc.*	190,888

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
49,086	eBay, Inc.*	$1,452,455
13,653	Electronic Arts, Inc.*	925,537
84,296	EMC Corp.	2,136,061
3,110	F5 Networks, Inc.*	320,330
98,968	Facebook, Inc., Class A*	10,316,424
12,332	Fidelity National Information Services, Inc.	785,178
3,314	First Solar, Inc.*	187,274
10,274	Fiserv, Inc.*	988,770
6,142	FLIR Systems, Inc.	187,699
5,434	Harris Corp.	451,728
79,114	Hewlett Packard Enterprise Co.*	1,175,634
79,114	HP, Inc.	992,090
208,208	Intel Corp.	7,239,392
39,468	International Business Machines Corp.	5,502,629
12,145	Intuit, Inc.	1,216,929
15,490	Juniper Networks, Inc.	466,714
6,899	KLA-Tencor Corp.	458,577
6,928	Lam Research Corp.	541,770
10,501	Linear Technology Corp.	480,106
43,709	MasterCard, Inc., Class A	4,279,985
9,245	Microchip Technology, Inc.	446,349
47,144	Micron Technology, Inc.*	751,004
350,283	Microsoft Corp.	19,037,881
7,041	Motorola Solutions, Inc.	505,403
13,143	NetApp, Inc.	402,964
22,426	NVIDIA Corp.	711,353
142,428	Oracle Corp.	5,550,419
14,079	Paychex, Inc.	763,786
48,572	PayPal Holdings, Inc.*	1,712,649
6,549	Qorvo, Inc.*	380,300
68,813	QUALCOMM, Inc.	3,357,386
8,036	Red Hat, Inc.*	654,211
27,171	salesforce.com, Inc.*	2,165,257
8,954	SanDisk Corp.	661,432
13,228	Seagate Technology PLC	475,414
8,354	Skyworks Solutions, Inc.	693,549
29,964	Symantec Corp.	586,695
17,623	TE Connectivity Ltd.	1,182,327
6,202	Teradata Corp.*	185,502
44,952	Texas Instruments, Inc.	2,612,610
7,412	Total System Services, Inc.	414,775
4,374	VeriSign, Inc.*	391,211
85,464	Visa, Inc., Class A	6,752,511
10,091	Western Digital Corp.	629,779
22,399	Western Union Co. (The)	422,445
41,680	Xerox Corp.	439,724
11,328	Xilinx, Inc.	562,888
37,931	Yahoo!, Inc.*	1,282,447
		168,069,819
	Materials — 2.1%

8,474	Air Products & Chemicals, Inc.	1,160,006
2,943	Airgas, Inc.	406,723
57,365	Alcoa, Inc.	536,936
4,005	Avery Dennison Corp.	264,170
6,051	Ball Corp.	420,060
10,207	CF Industries Holdings, Inc.	470,951
50,721	Dow Chemical Co. (The)	2,644,086
39,629	E.I. du Pont de Nemours & Co.	2,668,617
6,511	Eastman Chemical Co.	473,024
11,632	Ecolab, Inc.	1,386,069
5,852	FMC Corp.	251,460
49,793	Freeport-McMoRan, Inc.	407,307
3,529	International Flavors & Fragrances, Inc.	423,515
18,296	International Paper Co.	765,322
16,323	LyondellBasell Industries N.V., Class A	1,564,070
2,934	Martin Marietta Materials, Inc.	461,812
19,263	Monsanto Co.	1,833,067
14,766	Mosaic Co. (The)	467,196
23,171	Newmont Mining Corp.	426,578
13,997	Nucor Corp.	580,176
7,041	Owens-Illinois, Inc.*	135,821
11,857	PPG Industries, Inc.	1,253,759
12,546	Praxair, Inc.	1,415,189
9,015	Sealed Air Corp.	408,920
3,470	Sherwin-Williams Co. (The)	957,963
5,833	Vulcan Materials Co.	598,874
11,469	WestRock Co.	580,656
		22,962,327
	Telecommunication Services — 1.7%

269,392	AT&T, Inc.	9,070,429
24,657	CenturyLink, Inc.	664,013
51,163	Frontier Communications Corp.	255,303
12,623	Level 3 Communications, Inc.*	641,627
178,063	Verizon Communications, Inc.	8,092,963
		18,724,335
	Utilities — 2.1%

29,905	AES Corp. (The)	298,751
5,259	AGL Resources, Inc.	329,056
10,627	Ameren Corp.	465,037
21,485	American Electric Power Co., Inc.	1,203,375
18,844	CenterPoint Energy, Inc.	319,406
12,117	CMS Energy Corp.	424,337
12,827	Consolidated Edison, Inc.	797,198
26,029	Dominion Resources, Inc.	1,753,574
7,860	DTE Energy Co.	632,651
30,146	Duke Energy Corp.	2,042,693
14,269	Edison International	847,008
7,863	Entergy Corp.	523,912
13,891	Eversource Energy	707,746
40,274	Exelon Corp.	1,099,883
18,502	FirstEnergy Corp.	580,778
20,158	NextEra Energy, Inc.	2,012,978
13,921	NiSource, Inc.	267,144
14,482	NRG Energy, Inc.	178,998
11,101	Pepco Holdings, Inc.	284,963
21,424	PG&E Corp.	1,129,688
4,853	Pinnacle West Capital Corp.	307,486
29,342	PPL Corp.	998,802
22,155	Public Service Enterprise Group, Inc.	866,260
6,259	SCANA Corp.	370,157
10,315	Sempra Energy	1,023,557
39,786	Southern Co. (The)	1,772,068
10,302	TECO Energy, Inc.	271,149
13,826	WEC Energy Group, Inc.	681,898
22,214	Xcel Energy, Inc.	792,151
		22,982,704
	Total Common Stocks (Cost $824,016,896)	802,980,257

Principal Amount
	Repurchase Agreements (a)(b) — 4.6%
$49,833,406	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $49,833,552	49,833,406
	Total Repurchase Agreements (Cost $49,833,406)	49,833,406
	Total Investment Securities (Cost $873,850,302) — 78.5%	852,813,663
	Other assets less liabilities — 21.5%	233,051,070
	Net Assets — 100.0%	$1,085,864,733

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $333,635,695.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,411,870
Aggregate gross unrealized depreciation	(51,146,878)
Net unrealized depreciation	$(30,735,008)
Federal income tax cost of investments	$883,548,671

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,202	12/18/15	$125,008,000	$6,353,673

Cash collateral in the amount of $6,082,120 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements(1)

UltraPro S&P500® had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$10,683,174	11/06/17	Bank of America, N.A.	0.44%	SPDR® S&P 500® ETF Trust	$282,779	—	—	—
195,231,396	11/06/17	Bank of America, N.A.	0.54%	S&P 500®	(1,008,012)	—	—	—
205,914,570					(725,233)	$337,736	$387,497	$—
117,045,611	11/07/16	Citibank, N.A.	0.51%	S&P 500®	39,036,296	(38,936,110)	(100,186)	—

25,431,571	11/06/17	Credit Suisse International	0.64%	S&P 500®	(538,258)	443,175	95,083	—

4,589,599	11/07/16	Deutsche Bank AG	0.24%	SPDR® S&P 500® ETF Trust	249,304	—	—	—
441,768,486	11/06/17	Deutsche Bank AG	0.36%	S&P 500®	(1,596,654)	—	—	—
446,358,085					(1,347,350)	—	1,347,350	—
8,013,532	12/07/15	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	2,640,579	—	—	—
55,694,864	11/06/17	Goldman Sachs International	0.56%	S&P 500®	8,121,802	—	—	—
63,708,396					10,762,381	(10,762,381)	—	—
4,367,594	11/06/17	Morgan Stanley & Co. International PLC	0.49%	SPDR® S&P 500® ETF Trust	(29,525)	—	—	—
283,128,741	01/06/16	Morgan Stanley & Co. International PLC	0.39%	S&P 500®	27,157,613	—	—	—
287,496,335					27,128,088	(27,128,088)	—	—
645,367,625	11/06/17	Societe Generale	0.29%	S&P 500®	62,606,753	—	(62,606,753)	—

538,253,932	02/08/16	UBS AG	0.54%	S&P 500®	47,186,789	(47,186,789)	—	—

$2,329,576,125					$184,109,466

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

UltraPro MidCap400

Shares		Value
	Common Stocks (a) — 62.5%
	Consumer Discretionary — 7.9%

1,024	Aaron’s, Inc.	$24,852
1,103	Abercrombie & Fitch Co., Class A	28,204
965	AMC Networks, Inc., Class A*	78,464
2,851	American Eagle Outfitters, Inc.	44,390
2,717	Ascena Retail Group, Inc.*	30,784
823	Big Lots, Inc.	37,027
953	Brinker International, Inc.	43,476
1,458	Brunswick Corp.	76,734
301	Buffalo Wild Wings, Inc.*	48,232
792	Cabela’s, Inc.*	37,121
70	Cable One, Inc.	31,238
1,225	CalAtlantic Group, Inc.*	51,572
828	Carter’s, Inc.	71,398
716	Cheesecake Factory, Inc. (The)	33,745
2,208	Chico’s FAS, Inc.	26,496
1,673	Cinemark Holdings, Inc.	58,053
380	Cracker Barrel Old Country Store, Inc.	47,850
1,199	CST Brands, Inc.	44,651
2,541	Dana Holding Corp.	41,774
518	Deckers Outdoor Corp.*	25,351
906	DeVry Education Group, Inc.	21,517
1,485	Dick’s Sporting Goods, Inc.	57,960
871	Domino’s Pizza, Inc.	93,606
1,125	DreamWorks Animation SKG, Inc., Class A*	27,720
1,510	Dunkin’ Brands Group, Inc.	64,054
2,209	Foot Locker, Inc.	143,585
4,643	Gentex Corp.	77,701
71	Graham Holdings Co., Class B	38,429
1,033	Guess?, Inc.	20,340
512	HSN, Inc.	25,549
424	International Speedway Corp., Class A	15,090
4,844	J.C. Penney Co., Inc.*	38,607
580	Jack in the Box, Inc.	43,001
3,146	Jarden Corp.*	146,855
783	John Wiley & Sons, Inc., Class A	40,395
2,024	Kate Spade & Co.*	40,561
1,444	KB Home	20,346
2,310	Live Nation Entertainment, Inc.*	58,651
4,834	LKQ Corp.*	142,555
620	MDC Holdings, Inc.	16,263
597	Meredith Corp.	27,850
639	Murphy USA, Inc.*	38,059
2,008	New York Times Co. (The), Class A	28,273
60	NVR, Inc.*	100,949
7,821	Office Depot, Inc.*	51,540
387	Panera Bread Co., Class A*	70,357
975	Polaris Industries, Inc.	102,794
841	Rent-A-Center, Inc.	14,432
3,177	Service Corp. International	88,479
2,030	Skechers U.S.A., Inc., Class A*	61,306
981	Sotheby’s	27,772
981	Tempur Sealy International, Inc.*	77,989
723	Thor Industries, Inc.	41,876
1,740	Time, Inc.	28,954
2,571	Toll Brothers, Inc.*	95,590
2,308	TRI Pointe Group, Inc.*	32,197
791	Tupperware Brands Corp.	44,905
1,002	Vista Outdoor, Inc.*	44,138
3,454	Wendy’s Co. (The)	36,301
1,335	Williams-Sonoma, Inc.	84,546
		3,112,504
	Consumer Staples — 2.6%

6,901	Avon Products, Inc.	23,808
154	Boston Beer Co., Inc. (The), Class A*	32,897
618	Casey’s General Stores, Inc.	71,855
2,076	Church & Dwight Co., Inc.	178,058
1,497	Dean Foods Co.	28,084
986	Edgewell Personal Care Co.	79,373
986	Energizer Holdings, Inc.	33,347
2,932	Flowers Foods, Inc.	68,961
1,627	Hain Celestial Group, Inc. (The)*	69,473
1,132	Ingredion, Inc.	111,581
308	Lancaster Colony Corp.	35,808
962	Post Holdings, Inc.*	66,878
4,200	SUPERVALU, Inc.*	28,224
283	Tootsie Roll Industries, Inc.	9,070
683	TreeHouse Foods, Inc.*	59,052
794	United Natural Foods, Inc.*	34,865
2,787	WhiteWave Foods Co. (The)*	113,236
		1,044,570
	Energy — 2.2%

923	Atwood Oceanics, Inc.	14,657
4,962	California Resources Corp.	20,344
5,635	Denbury Resources, Inc.	20,850
614	Dril-Quip, Inc.*	38,750
1,249	Energen Corp.	74,053
1,716	Gulfport Energy Corp.*	43,621
2,990	HollyFrontier Corp.	143,759
4,627	Nabors Industries Ltd.	46,779
3,836	Noble Corp. PLC	50,904
1,551	Oceaneering International, Inc.	67,841
813	Oil States International, Inc.*	25,788
2,334	Patterson-UTI Energy, Inc.	37,857
2,549	QEP Resources, Inc.	40,274
1,979	Rowan Cos. PLC, Class A	40,233
1,077	SM Energy Co.	31,632
2,390	Superior Energy Services, Inc.	37,451
1,121	Western Refining, Inc.	50,736
1,138	World Fuel Services Corp.	49,605
3,708	WPX Energy, Inc.*	31,815
		866,949
	Financials — 16.7%

728	Alexander & Baldwin, Inc.	27,598
1,146	Alexandria Real Estate Equities, Inc. (REIT)	105,535
253	Alleghany Corp.*	128,868
1,781	American Campus Communities, Inc. (REIT)	71,952
1,139	American Financial Group, Inc./OH	84,286
2,767	Arthur J. Gallagher & Co.	121,056
964	Aspen Insurance Holdings Ltd.	48,701
2,382	Associated Banc-Corp	48,855
1,382	BancorpSouth, Inc.	37,176
690	Bank of Hawaii Corp.	47,741
1,239	Bank of the Ozarks, Inc.	67,253
3,203	BioMed Realty Trust, Inc. (REIT)	75,174
1,854	Brown & Brown, Inc.	60,181
1,377	Camden Property Trust (REIT)	105,175
1,311	Care Capital Properties, Inc. (REIT)	41,493
1,218	Cathay General Bancorp	41,802
1,313	CBOE Holdings, Inc.	94,812
3,048	CNO Financial Group, Inc.	61,661
1,337	Commerce Bancshares, Inc./MO	61,379

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,910	Communications Sales & Leasing, Inc. (REIT)	$37,149
1,499	Corporate Office Properties Trust (REIT)	33,413
1,857	Corrections Corp. of America (REIT)	47,873
881	Cullen/Frost Bankers, Inc.	61,485
2,203	Douglas Emmett, Inc. (REIT)	68,249
5,474	Duke Realty Corp. (REIT)	111,396
2,281	East West Bancorp, Inc.	98,950
1,863	Eaton Vance Corp.	66,919
961	Endurance Specialty Holdings Ltd.	63,388
1,170	Equity One, Inc. (REIT)	31,859
701	Everest Re Group Ltd.	129,292
1,948	Extra Space Storage, Inc. (REIT)	163,145
657	FactSet Research Systems, Inc.	111,381
1,096	Federal Realty Investment Trust (REIT)	160,586
1,510	Federated Investors, Inc., Class B	47,293
1,722	First American Financial Corp.	67,916
3,710	First Horizon National Corp.	55,168
5,625	First Niagara Financial Group, Inc.	60,637
2,628	FirstMerit Corp.	53,164
2,774	Fulton Financial Corp.	40,140
7,879	Genworth Financial, Inc., Class A*	39,789
1,238	Hancock Holding Co.	36,051
701	Hanover Insurance Group, Inc. (The)	59,305
1,492	Highwoods Properties, Inc. (REIT)	64,991
2,402	Hospitality Properties Trust (REIT)	66,704
885	International Bancshares Corp.	27,001
2,337	Janus Capital Group, Inc.	36,901
713	Jones Lang LaSalle, Inc.	118,444
772	Kemper Corp.	31,737
1,462	Kilroy Realty Corp. (REIT)	97,559
1,299	Lamar Advertising Co., Class A (REIT)	75,875
1,793	LaSalle Hotel Properties (REIT)	50,581
2,376	Liberty Property Trust (REIT)	80,546
1,412	Mack-Cali Realty Corp. (REIT)	33,182
591	MarketAxess Holdings, Inc.	63,107
577	Mercury General Corp.	29,860
1,195	Mid-America Apartment Communities, Inc. (REIT)	105,829
1,465	MSCI, Inc.	102,726
2,131	National Retail Properties, Inc. (REIT)	81,958
7,689	New York Community Bancorp, Inc.	126,100
3,829	Old Republic International Corp.	72,598
2,565	Omega Healthcare Investors, Inc. (REIT)	88,339
1,787	PacWest Bancorp	84,025
866	Post Properties, Inc. (REIT)	51,059
645	Potlatch Corp. (REIT)	21,556
786	Primerica, Inc.	40,275
1,044	Prosperity Bancshares, Inc.	57,848
2,032	Raymond James Financial, Inc.	119,339
1,997	Rayonier, Inc. (REIT)	48,188
1,493	Regency Centers Corp. (REIT)	100,598
1,054	Reinsurance Group of America, Inc.	96,842
728	RenaissanceRe Holdings Ltd.	80,633
2,209	SEI Investments Co.	120,147
3,764	Senior Housing Properties Trust (REIT)	54,390
807	Signature Bank/NY*	127,627
6,752	SLM Corp.*	45,610
568	Sovran Self Storage, Inc. (REIT)	57,078
671	StanCorp Financial Group, Inc.	76,252
1,101	Stifel Financial Corp.*	49,941
816	SVB Financial Group*	108,104
2,093	Synovus Financial Corp.	69,864
1,520	Tanger Factory Outlet Centers, Inc. (REIT)	50,631
965	Taubman Centers, Inc. (REIT)	69,355
2,681	TCF Financial Corp.	41,073
1,071	Trustmark Corp.	27,043
4,154	UDR, Inc. (REIT)	153,324
3,494	Umpqua Holdings Corp.	62,612
1,464	Urban Edge Properties (REIT)	35,121
3,690	Valley National Bancorp	41,107
1,565	W. R. Berkley Corp.	87,108
1,328	Waddell & Reed Financial, Inc., Class A	49,667
1,490	Washington Federal, Inc.	38,502
1,457	Webster Financial Corp.	58,586
1,808	Weingarten Realty Investors (REIT)	63,208
1,816	WisdomTree Investments, Inc.	39,498
2,938	WP Glimcher, Inc. (REIT)	30,996
		6,586,491
	Health Care — 5.9%

1,270	Akorn, Inc.*	42,291
1,155	Align Technology, Inc.*	77,085
2,995	Allscripts Healthcare Solutions, Inc.*	45,614
768	Amsurg Corp.*	64,558
328	Bio-Rad Laboratories, Inc., Class A*	45,828
589	Bio-Techne Corp.	53,723
1,560	Catalent, Inc.*	43,446
1,888	Centene Corp.*	109,032
742	Charles River Laboratories International, Inc.*	56,815
1,873	Community Health Systems, Inc.*	54,205
770	Cooper Cos., Inc. (The)	112,613
739	Halyard Health, Inc.*	23,641
1,225	Health Net, Inc.*	77,494
894	Hill-Rom Holdings, Inc.	45,514
3,887	Hologic, Inc.*	156,840
1,459	IDEXX Laboratories, Inc.*	103,326
704	LifePoint Health, Inc.*	50,413
670	LivaNova PLC*	40,099
1,492	MEDNAX, Inc.*	106,484
439	Mettler-Toledo International, Inc.*	150,480
649	Molina Healthcare, Inc.*	39,109
999	Owens & Minor, Inc.	38,471
877	PAREXEL International Corp.*	59,504
2,228	ResMed, Inc.	132,722
886	Sirona Dental Systems, Inc.*	96,113
1,347	STERIS PLC	102,884
659	Teleflex, Inc.	86,790
722	United Therapeutics Corp.*	110,199
1,287	VCA, Inc.*	70,824
699	WellCare Health Plans, Inc.*	57,654
1,142	West Pharmaceutical Services, Inc.	72,003
		2,325,774
	Industrials — 9.6%

1,201	A. O. Smith Corp.	95,792
690	Acuity Brands, Inc.	159,307
2,394	AECOM*	76,201
1,188	AGCO Corp.	59,709
2,019	Alaska Air Group, Inc.	160,975
1,684	B/E Aerospace, Inc.	77,834
1,034	Carlisle Cos., Inc.	91,457
531	CEB, Inc.	41,030
794	CLARCOR, Inc.	41,947
843	Clean Harbors, Inc.*	36,493
1,735	Copart, Inc.*	68,480
782	Crane Co.	40,680
792	Deluxe Corp.	46,451
1,991	Donaldson Co., Inc.	62,517
488	Esterline Technologies Corp.*	46,399
2,536	Fortune Brands Home & Security, Inc.	139,404

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
663	FTI Consulting, Inc.*	$24,783
685	GATX Corp.	31,715
902	Genesee & Wyoming, Inc., Class A*	62,482
915	Graco, Inc.	69,046
624	Granite Construction, Inc.	25,440
949	Herman Miller, Inc.	30,093
703	HNI Corp.	31,115
804	Hubbell, Inc., Class B	79,829
758	Huntington Ingalls Industries, Inc.	99,237
1,227	IDEX Corp.	96,688
1,417	ITT Corp.	56,269
4,991	JetBlue Airways Corp.*	123,477
1,545	Joy Global, Inc.	23,716
2,289	KBR, Inc.	44,498
1,259	Kennametal, Inc.	36,826
868	Kirby Corp.*	56,073
836	KLX, Inc.*	26,836
691	Landstar System, Inc.	43,132
635	Lennox International, Inc.	86,309
1,079	Lincoln Electric Holdings, Inc.	60,910
1,218	ManpowerGroup, Inc.	109,961
503	MSA Safety, Inc.	23,591
768	MSC Industrial Direct Co., Inc., Class A	47,386
907	Nordson Corp.	65,785
1,699	NOW, Inc.*	31,228
1,109	Old Dominion Freight Line, Inc.*	70,654
937	Orbital ATK, Inc.	80,498
1,242	Oshkosh Corp.	54,474
3,309	R.R. Donnelley & Sons Co.	53,242
711	Regal Beloit Corp.	45,831
1,490	Rollins, Inc.	40,453
561	Teledyne Technologies, Inc.*	51,898
1,720	Terex Corp.	35,226
1,166	Timken Co. (The)	37,592
869	Toro Co. (The)	66,974
1,098	Towers Watson & Co., Class A	147,692
2,449	Trinity Industries, Inc.	66,490
782	Triumph Group, Inc.	31,319
369	Valmont Industries, Inc.	43,265
1,533	Wabtec Corp.	122,824
1,957	Waste Connections, Inc.	106,656
407	Watsco, Inc.	51,734
707	Werner Enterprises, Inc.	19,061
907	Woodward, Inc.	45,740
		3,802,724
	Information Technology — 10.2%

1,687	3D Systems Corp.*	15,385
1,868	ACI Worldwide, Inc.*	43,935
1,236	Acxiom Corp.*	28,304
10,006	Advanced Micro Devices, Inc.*	23,614
1,429	ANSYS, Inc.*	133,197
2,138	ARRIS Group, Inc.*	65,359
1,497	Arrow Electronics, Inc.*	84,670
6,633	Atmel Corp.	57,375
2,132	Avnet, Inc.	96,622
677	Belden, Inc.	42,495
1,875	Broadridge Financial Solutions, Inc.	103,088
4,620	Cadence Design Systems, Inc.*	103,026
2,538	CDK Global, Inc.	120,327
2,008	Ciena Corp.*	50,280
1,381	Cognex Corp.	51,235
671	CommVault Systems, Inc.*	27,498
2,182	Computer Sciences Corp.	68,362
1,558	Convergys Corp.	40,134
1,412	CoreLogic, Inc.*	52,046
1,638	Cree, Inc.*	45,274
5,315	Cypress Semiconductor Corp.*	57,508
1,030	Diebold, Inc.	35,710
534	DST Systems, Inc.	65,298
494	Fair Isaac Corp.	47,054
1,830	Fairchild Semiconductor International, Inc.*	35,758
659	FEI Co.	52,727
2,306	Fortinet, Inc.*	83,062
1,317	Gartner, Inc.*	122,876
2,065	Global Payments, Inc.	146,305
2,470	Ingram Micro, Inc., Class A	76,397
2,351	Integrated Device Technology, Inc.*	65,922
569	InterDigital, Inc.	29,981
2,095	Intersil Corp., Class A	30,336
577	IPG Photonics Corp.*	52,617
3,073	Jabil Circuit, Inc.	78,638
1,284	Jack Henry & Associates, Inc.	101,924
2,685	Keysight Technologies, Inc.*	82,725
1,401	Knowles Corp.*	23,074
1,017	Leidos Holdings, Inc.	58,915
977	Lexmark International, Inc., Class A	33,550
1,164	Manhattan Associates, Inc.*	89,162
1,046	MAXIMUS, Inc.	59,361
1,580	Mentor Graphics Corp.	29,593
1,614	National Instruments Corp.	50,680
2,504	NCR Corp.*	67,883
1,597	NetScout Systems, Inc.*	52,861
862	NeuStar, Inc., Class A*	21,722
559	Plantronics, Inc.	29,577
2,114	Polycom, Inc.*	28,814
1,810	PTC, Inc.*	65,232
1,815	Rackspace Hosting, Inc.*	51,945
664	Science Applications International Corp.	33,359
634	Silicon Laboratories, Inc.*	34,306
990	SolarWinds, Inc.*	57,846
1,063	Solera Holdings, Inc.	57,126
4,995	SunEdison, Inc.*	15,934
578	Synaptics, Inc.*	51,887
2,472	Synopsys, Inc.*	123,798
560	Tech Data Corp.*	37,884
3,343	Teradyne, Inc.	69,468
4,075	Trimble Navigation Ltd.*	93,318
511	Tyler Technologies, Inc.*	91,183
453	Ultimate Software Group, Inc. (The)*	89,468
1,812	VeriFone Systems, Inc.*	51,968
2,147	Vishay Intertechnology, Inc.	25,592
613	WEX, Inc.*	57,788
826	Zebra Technologies Corp., Class A*	66,245
		4,036,603
	Materials — 4.3%

1,779	Albemarle Corp.	95,283
1,731	Allegheny Technologies, Inc.	21,932
996	AptarGroup, Inc.	74,182
1,005	Ashland, Inc.	113,213
1,545	Bemis Co., Inc.	72,800
997	Cabot Corp.	43,409
785	Carpenter Technology Corp.	28,213
2,869	Chemours Co. (The)	17,931
1,833	Commercial Metals Co.	27,110
534	Compass Minerals International, Inc.	44,931
1,133	Cytec Industries, Inc.	84,828
996	Domtar Corp.	40,926
799	Eagle Materials, Inc.	55,195
408	Greif, Inc., Class A	14,472
2,262	Louisiana-Pacific Corp.*	41,621
551	Minerals Technologies, Inc.	33,909

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
165	NewMarket Corp.	$68,170
2,616	Olin Corp.	56,950
1,549	Packaging Corp. of America	105,316
1,406	PolyOne Corp.	50,588
1,165	Reliance Steel & Aluminum Co.	68,514
1,034	Royal Gold, Inc.	37,172
2,115	RPM International, Inc.	99,363
719	Scotts Miracle-Gro Co. (The), Class A	50,179
727	Sensient Technologies Corp.	48,593
641	Silgan Holdings, Inc.	34,826
1,600	Sonoco Products Co.	70,112
3,838	Steel Dynamics, Inc.	66,743
2,319	United States Steel Corp.	18,714
1,172	Valspar Corp. (The)	99,022
746	Worthington Industries, Inc.	22,954
		1,707,171
	Telecommunication Services — 0.1%

1,495	Telephone & Data Systems, Inc.	42,294

	Utilities — 3.0%

1,796	Alliant Energy Corp.	108,101
2,803	Aqua America, Inc.	82,268
1,607	Atmos Energy Corp.	100,132
798	Black Hills Corp.	34,250
959	Cleco Corp.	48,056
2,447	Great Plains Energy, Inc.	66,045
1,704	Hawaiian Electric Industries, Inc.	48,700
798	IDACORP, Inc.	54,296
3,093	MDU Resources Group, Inc.	53,880
1,341	National Fuel Gas Co.	61,311
3,166	OGE Energy Corp.	82,664
827	ONE Gas, Inc.	40,316
1,263	PNM Resources, Inc.	36,627
2,786	Questar Corp.	52,795
1,019	Talen Energy Corp.*	7,938
2,739	UGI Corp.	94,961
1,311	Vectren Corp.	55,809
2,239	Westar Energy, Inc.	95,561
788	WGL Holdings, Inc.	48,588
		1,172,298
	Total Common Stocks (Cost $25,985,780)	24,697,378

Principal Amount
	Repurchase Agreements (a)(b) — 2.3%
$924,906	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $924,908	924,906
	Total Repurchase Agreements (Cost $924,906)	924,906
	Total Investment Securities (Cost $26,910,686) — 64.8%	25,622,284
	Other assets less liabilities — 35.2%	13,910,660
	Net Assets — 100.0%	$39,532,944

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $4,462,874.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,649,949
Aggregate gross unrealized depreciation	(3,434,386)
Net unrealized depreciation	$(1,784,437)
Federal income tax cost of investments	$27,406,721

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	4	12/18/15	$583,800	$16,968

Cash collateral in the amount of $29,480 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements(1)

UltraPro MidCap400 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$2,354,841	01/06/16	Bank of America, N.A.	0.34%	S&P MidCap 400®	$2,219,798	$(2,173,460)	$—	$46,338
30,306,255	01/06/17	Citibank, N.A.	0.36%	S&P MidCap 400®	2,795,363	(2,791,425)	(3,938)	—
67,202	11/06/17	Credit Suisse International	0.49%	S&P MidCap 400®	(3)	—	3	—
138,114	11/06/17	Deutsche Bank AG	0.26%	S&P MidCap 400®	(1,755)	—	—	—
2,375,115	11/06/17	Deutsche Bank AG	0.16%	SPDR® S&P MidCap 400® ETF Trust	(1,746)	—	—	—
2,513,229					(3,501)	—	3,501	—
6,298,532	11/07/16	Goldman Sachs International	0.31%	SPDR® S&P MidCap 400® ETF Trust	330,946	—	—	—
31,619,375	01/06/17	Goldman Sachs International	0.56%	S&P MidCap 400®	548,425	—	—	—
37,917,907					879,371	(879,371)	—	—
133,082	11/06/17	Morgan Stanley & Co. International PLC	0.39%	S&P MidCap 400®	2	—	—	2
15,897,656	01/06/16	Societe Generale	0.49%	S&P MidCap 400®	3,565,280	—	(3,565,280)	—
4,115,958	02/08/16	UBS AG	0.49%	S&P MidCap 400®	3,730,465	(3,730,465)	—	—
$93,306,130					$13,186,775

(1)         The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)         Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(3)         The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)         Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

UltraPro Russell2000

Shares		Value
	Common Stocks (a) — 53.3%
	Consumer Discretionary — 7.1%

687	1-800-Flowers.com, Inc., Class A*	$5,311
723	2U, Inc.*	17,439
1,911	Abercrombie & Fitch Co., Class A	48,864
583	AMC Entertainment Holdings, Inc., Class A	14,814
2,083	American Axle & Manufacturing Holdings, Inc.*	47,409
5,369	American Eagle Outfitters, Inc.	83,595
471	American Public Education, Inc.*	10,960
234	America’s Car-Mart, Inc.*	6,196
2,592	Apollo Education Group, Inc.*	18,300
356	Arctic Cat, Inc.	7,925
749	Asbury Automotive Group, Inc.*	56,250
4,715	Ascena Retail Group, Inc.*	53,421
366	Ascent Capital Group, Inc., Class A*	7,316
881	Barnes & Noble Education, Inc.*	12,730
1,394	Barnes & Noble, Inc.	17,843
295	Bassett Furniture Industries, Inc.	9,251
897	Beazer Homes USA, Inc.*	12,863
782	bebe stores, inc.	360
2,661	Belmond Ltd., Class A*	26,876
502	Big 5 Sporting Goods Corp.	4,849
1,362	Big Lots, Inc.	61,276
46	Biglari Holdings, Inc.*	16,975
590	BJ’s Restaurants, Inc.*	27,022
625	Black Diamond, Inc.*	3,044
3,406	Bloomin’ Brands, Inc.	58,958
326	Blue Nile, Inc.*	11,886
608	Bob Evans Farms, Inc.	24,229
228	Bojangles’, Inc.*	4,031
328	Boot Barn Holdings, Inc.*	3,444
2,192	Boyd Gaming Corp.*	42,941
418	Bravo Brio Restaurant Group, Inc.*	4,460
464	Bridgepoint Education, Inc.*	3,670
1,027	Bright Horizons Family Solutions, Inc.*	68,121
778	Buckle, Inc. (The)	24,701
522	Buffalo Wild Wings, Inc.*	83,645
390	Build-A-Bear Workshop, Inc.*	5,015
2,072	Burlington Stores, Inc.*	99,684
1,270	Caesars Acquisition Co., Class A*	10,033
1,522	Caesars Entertainment Corp.*	12,891
2,117	CalAtlantic Group, Inc.*	89,129
1,203	Caleres, Inc.	33,804
2,144	Callaway Golf Co.	21,612
357	Cambium Learning Group, Inc.*	1,853
335	Capella Education Co.	16,080
1,865	Career Education Corp.*	7,870
673	Carmike Cinemas, Inc.*	14,705
447	Carriage Services, Inc.	11,036
975	Carrols Restaurant Group, Inc.*	11,739
723	Cato Corp. (The), Class A	28,399
243	Cavco Industries, Inc.*	22,526
2,025	Central European Media Enterprises Ltd., Class A*	4,475
418	Century Communities, Inc.*	7,975
1,340	Cheesecake Factory, Inc. (The)	63,154
2,097	Chegg, Inc.*	15,224
235	Cherokee, Inc.*	4,491
3,938	Chico’s FAS, Inc.	47,256
566	Children’s Place, Inc. (The)	27,349
1,022	Christopher & Banks Corp.*	1,431
370	Churchill Downs, Inc.	54,371
452	Chuy’s Holdings, Inc.*	15,029
427	Citi Trends, Inc.	8,467
1,207	ClubCorp Holdings, Inc.	21,666
196	Collectors Universe, Inc.	3,128
788	Columbia Sportswear Co.	36,902
752	Conn’s, Inc.*	20,056
433	Container Store Group, Inc. (The)*	4,447
1,581	Cooper Tire & Rubber Co.	66,386
373	Cooper-Standard Holding, Inc.*	27,580
634	Core-Mark Holding Co., Inc.	54,074
527	Cracker Barrel Old Country Store, Inc.	66,360
2,115	Crocs, Inc.*	23,529
950	Crown Media Holdings, Inc., Class A*	5,386
257	CSS Industries, Inc.	7,456
284	Culp, Inc.	8,003
3,918	Cumulus Media, Inc., Class A*	1,555
30	Daily Journal Corp.*	6,041
4,200	Dana Holding Corp.	69,048
626	Dave & Buster’s Entertainment, Inc.*	24,001
898	Deckers Outdoor Corp.*	43,948
648	Del Frisco’s Restaurant Group, Inc.*	9,714
2,318	Denny’s Corp.*	22,346
987	Destination XL Group, Inc.*	4,935
1,751	DeVry Education Group, Inc.	41,586
1,144	Diamond Resorts International, Inc.*	32,158
466	DineEquity, Inc.	39,535
735	Dorman Products, Inc.*	35,074
2,087	DreamWorks Animation SKG, Inc., Class A*	51,424
663	Drew Industries, Inc.	40,065
1,625	E.W. Scripps Co. (The), Class A	35,652
370	El Pollo Loco Holdings, Inc.*	4,544
775	Eldorado Resorts, Inc.*	7,510
426	Empire Resorts, Inc.*	1,870
698	Entercom Communications Corp., Class A*	8,453
1,751	Entravision Communications Corp., Class A	14,691
777	Eros International PLC*	7,552
274	Escalade, Inc.	3,288
699	Ethan Allen Interiors, Inc.	19,824
549	Etsy, Inc.*	5,111
1,371	EVINE Live, Inc.*	2,550
2,321	Express, Inc.*	38,854
833	Federal-Mogul Holdings Corp.*	6,814
379	Fenix Parts, Inc.*	2,407
737	Fiesta Restaurant Group, Inc.*	28,323
1,265	Finish Line, Inc. (The), Class A	20,986
1,497	Five Below, Inc.*	41,931
161	Flexsteel Industries, Inc.	7,725
139	Fogo De Chao, Inc.*	2,277
466	Fox Factory Holding Corp.*	8,281
1,163	Francesca’s Holdings Corp.*	17,364
1,021	Fred’s, Inc., Class A	16,826
502	FTD Cos., Inc.*	13,313
1,096	G-III Apparel Group Ltd.*	50,274
661	Genesco, Inc.*	35,800
986	Gentherm, Inc.*	50,128
1,273	Global Eagle Entertainment, Inc.*	13,787
1,293	Grand Canyon Education, Inc.*	51,229
1,734	Gray Television, Inc.*	29,044
594	Green Brick Partners, Inc.*	4,485
641	Group 1 Automotive, Inc.	52,062
1,701	Guess?, Inc.	33,493
316	Habit Restaurants, Inc. (The), Class A*	7,612
1,325	Harte-Hanks, Inc.	4,982
560	Haverty Furniture Cos., Inc.	13,518
783	Helen of Troy Ltd.*	80,970
277	Hemisphere Media Group, Inc.*	3,942
684	Hibbett Sports, Inc.*	22,442

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
297	Hooker Furniture Corp.	$8,138
498	Horizon Global Corp.*	4,328
3,761	Houghton Mifflin Harcourt Co.*	74,317
3,278	Hovnanian Enterprises, Inc., Class A*	5,999
893	HSN, Inc.	44,561
1,311	Iconix Brand Group, Inc.*	9,229
1,659	IMAX Corp.*	62,843
547	Installed Building Products, Inc.*	13,708
767	International Speedway Corp., Class A	27,298
1,075	Interval Leisure Group, Inc.	16,791
496	Intrawest Resorts Holdings, Inc.*	4,563
817	iRobot Corp.*	27,035
607	Isle of Capri Casinos, Inc.*	11,193
380	J Alexander’s Holdings, Inc.*	4,043
1,027	Jack in the Box, Inc.	76,142
521	JAKKS Pacific, Inc.*	4,288
381	Jamba, Inc.*	5,323
139	Johnson Outdoors, Inc., Class A	3,336
670	Journal Media Group, Inc.	8,080
928	K12, Inc.*	9,410
2,242	KB Home	31,590
476	Kirkland’s, Inc.	7,002
232	Kona Grill, Inc.*	3,227
1,782	Krispy Kreme Doughnuts, Inc.*	25,197
2,572	La Quinta Holdings, Inc.*	38,554
452	Lands’ End, Inc.*	10,866
1,406	La-Z-Boy, Inc.	37,695
384	LGI Homes, Inc.*	12,772
600	Libbey, Inc.	15,054
1	Liberty Interactive Corp. QVC Group, Class A*	26
163	Liberty Tax, Inc.	3,609
2,055	Liberty TripAdvisor Holdings, Inc., Class A*	61,527
2,593	LifeLock, Inc.*	37,443
296	Lifetime Brands, Inc.	4,117
626	Lithia Motors, Inc., Class A	77,774
360	Loral Space & Communications, Inc.*	15,926
744	Lumber Liquidators Holdings, Inc.*	11,621
674	M/I Homes, Inc.*	15,745
491	Malibu Boats, Inc., Class A*	7,620
504	Marcus Corp. (The)	10,030
294	Marine Products Corp.	2,064
700	MarineMax, Inc.*	12,705
710	Marriott Vacations Worldwide Corp.	43,189
847	Martha Stewart Living Omnimedia, Inc., Class A*	5,141
563	Mattress Firm Holding Corp.*	27,790
192	MCBC Holdings, Inc.*	2,755
1,073	MDC Holdings, Inc.	28,145
1,194	MDC Partners, Inc., Class A	25,731
2,632	Media General, Inc.*	40,875
1,327	Men’s Wearhouse, Inc. (The)	26,527
1,009	Meredith Corp.	47,070
1,089	Meritage Homes Corp.*	40,631
315	Metaldyne Performance Group, Inc.	7,094
1,316	Modine Manufacturing Co.*	12,357
279	Monarch Casino & Resort, Inc.*	6,255
874	Monro Muffler Brake, Inc.	64,711
745	Morgans Hotel Group Co.*	2,339
493	Motorcar Parts of America, Inc.*	19,750
441	Movado Group, Inc.	11,797
114	NACCO Industries, Inc., Class A	4,818
1,689	National CineMedia, Inc.	26,804
862	Nautilus, Inc.*	16,559
244	New Home Co., Inc. (The)*	3,579
1,227	New Media Investment Group, Inc.	22,344
3,778	New York Times Co. (The), Class A	53,194
860	Nexstar Broadcasting Group, Inc., Class A	50,387
313	Noodles & Co.*	3,474
795	Nutrisystem, Inc.	18,237
282	Ollie’s Bargain Outlet Holdings, Inc.*	4,980
507	Outerwall, Inc.	31,383
330	Overstock.com, Inc.*	4,343
402	Oxford Industries, Inc.	27,312
795	Papa John’s International, Inc.	45,697
250	Papa Murphy’s Holdings, Inc.*	3,050
691	Party City Holdco, Inc.*	8,776
2,193	Penn National Gaming, Inc.*	34,978
1,477	Pep Boys-Manny Moe & Jack (The)*	22,938
1,246	Performance Sports Group Ltd.*	14,778
336	Perry Ellis International, Inc.*	6,969
557	PetMed Express, Inc.	9,358
2,476	Pier 1 Imports, Inc.	16,738
1,663	Pinnacle Entertainment, Inc.*	54,530
427	Planet Fitness, Inc., Class A*	6,751
1,196	Pool Corp.	98,120
636	Popeyes Louisiana Kitchen, Inc.*	36,799
600	Potbelly Corp.*	7,482
454	Reading International, Inc., Class A*	6,551
388	Red Robin Gourmet Burgers, Inc.*	26,182
1,124	Regis Corp.*	18,726
1,457	Rent-A-Center, Inc.	25,002
349	Rentrak Corp.*	16,888
917	Restoration Hardware Holdings, Inc.*	82,411
1,705	Ruby Tuesday, Inc.*	9,429
959	Ruth’s Hospitality Group, Inc.	16,543
100	Saga Communications, Inc., Class A	4,310
733	Scholastic Corp.	31,314
1,380	Scientific Games Corp., Class A*	12,724
1,878	SeaWorld Entertainment, Inc.	32,884
1,437	Select Comfort Corp.*	33,942
692	Sequential Brands Group, Inc.*	6,193
1,257	SFX Entertainment, Inc.*	352
158	Shake Shack, Inc., Class A*	7,260
412	Shoe Carnival, Inc.	8,016
1,033	Shutterfly, Inc.*	47,415
1,820	Sinclair Broadcast Group, Inc., Class A	63,882
591	Sizmek, Inc.*	2,736
603	Skullcandy, Inc.*	2,454
1,477	Smith & Wesson Holding Corp.*	27,088
904	Sonic Automotive, Inc., Class A	21,931
1,429	Sonic Corp.	41,527
1,709	Sotheby’s	48,382
322	Speedway Motorsports, Inc.	6,276
494	Sportsman’s Warehouse Holdings, Inc.*	5,656
877	Stage Stores, Inc.	6,788
548	Standard Motor Products, Inc.	22,884
806	Stein Mart, Inc.	6,230
353	Steiner Leisure Ltd.*	22,197
1,546	Steven Madden Ltd.*	49,317
770	Stoneridge, Inc.*	11,265
99	Strattec Security Corp.	6,174
301	Strayer Education, Inc.*	17,816
514	Sturm Ruger & Co., Inc.	26,779
644	Superior Industries International, Inc.	12,564
204	Superior Uniform Group, Inc.	3,772
311	Systemax, Inc.*	3,007
893	Taylor Morrison Home Corp., Class A*	15,627
1,686	Tenneco, Inc.*	90,842
1,923	Texas Roadhouse, Inc.	67,305
745	Tile Shop Holdings, Inc.*	12,620
309	Tilly’s, Inc., Class A*	1,907

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,009	Time, Inc.	$50,070
580	Tower International, Inc.	17,783
188	Townsquare Media, Inc., Class A*	2,149
2,900	Travelport Worldwide Ltd.	38,599
4,441	TRI Pointe Group, Inc.*	61,952
723	Tribune Publishing Co.	7,360
1,210	Tuesday Morning Corp.*	8,083
1,541	Tumi Holdings, Inc.*	27,214
409	Unifi, Inc.*	12,200
436	Universal Electronics, Inc.*	23,104
581	Universal Technical Institute, Inc.	3,341
999	Vail Resorts, Inc.	120,479
584	Vera Bradley, Inc.*	6,955
423	Vince Holding Corp.*	2,191
817	Vitamin Shoppe, Inc.*	24,919
545	VOXX International Corp.*	3,128
551	Wayfair, Inc., Class A*	20,888
424	WCI Communities, Inc.*	10,265
758	Weight Watchers International, Inc.*	19,996
494	West Marine, Inc.*	4,540
181	Weyco Group, Inc.	4,961
536	William Lyon Homes, Class A*	9,364
183	Wingstop, Inc.*	3,944
61	Winmark Corp.	5,826
740	Winnebago Industries, Inc.	16,650
2,836	Wolverine World Wide, Inc.	51,587
827	World Wrestling Entertainment, Inc., Class A	14,051
811	ZAGG, Inc.*	8,370
531	Zoe’s Kitchen, Inc.*	18,065
546	Zumiez, Inc.*	8,239
		6,571,655
	Consumer Staples — 1.8%
106	Alico, Inc.	4,524
412	Amplify Snack Brands, Inc.*	5,171
780	Andersons, Inc. (The)	26,887
223	Arcadia Biosciences, Inc.*	879
1,592	B&G Foods, Inc.	60,146
250	Boston Beer Co., Inc. (The), Class A*	53,405
1,502	Boulder Brands, Inc.*	16,417
405	Calavo Growers, Inc.	22,915
860	Cal-Maine Foods, Inc.	46,879
1,067	Casey’s General Stores, Inc.	124,060
1,829	Castle Brands, Inc.*	2,414
1,162	Central Garden & Pet Co., Class A*	18,348
518	Chefs’ Warehouse, Inc. (The)*	10,142
128	Coca-Cola Bottling Co. Consolidated	24,790
281	Craft Brew Alliance, Inc.*	2,731
4,539	Darling Ingredients, Inc.*	49,702
2,592	Dean Foods Co.	48,626
724	Diamond Foods, Inc.*	29,308
717	Elizabeth Arden, Inc.*	7,349
565	Fairway Group Holdings Corp.*	470
213	Farmer Bros Co.*	6,226
915	Fresh Del Monte Produce, Inc.	39,995
1,184	Fresh Market, Inc. (The)*	28,392
571	Freshpet, Inc.*	4,916
2,160	HRG Group, Inc.*	29,570
366	Ingles Markets, Inc., Class A	19,936
466	Inter Parfums, Inc.	12,424
537	Inventure Foods, Inc.*	4,060
409	J&J Snack Foods Corp.	47,722
228	John B. Sanfilippo & Son, Inc.	13,121
509	Lancaster Colony Corp.	59,176
740	Landec Corp.*	9,479
130	Lifeway Foods, Inc.*	1,430
316	Limoneira Co.	5,382
298	Medifast, Inc.*	9,035
294	MGP Ingredients, Inc.	6,151
314	National Beverage Corp.*	13,643
247	Natural Grocers by Vitamin Cottage, Inc.*	5,140
217	Natural Health Trends Corp.	10,501
291	Nature’s Sunshine Products, Inc.	3,425
230	Nutraceutical International Corp.*	5,745
135	Oil-Dri Corp. of America	4,215
597	Omega Protein Corp.*	14,674
252	Orchids Paper Products Co.	7,477
1,692	Post Holdings, Inc.*	117,628
535	PriceSmart, Inc.	49,862
316	Revlon, Inc., Class A*	8,652
616	Sanderson Farms, Inc.	46,083
7	Seaboard Corp.*	23,100
206	Seneca Foods Corp., Class A*	5,673
667	Smart & Final Stores, Inc.*	11,719
1,342	Snyder’s-Lance, Inc.	49,748
1,033	SpartanNash Co.	22,334
7,192	SUPERVALU, Inc.*	48,330
585	Synutra International, Inc.*	2,995
512	Tootsie Roll Industries, Inc.	16,410
1,178	TreeHouse Foods, Inc.*	101,850
1,376	United Natural Foods, Inc.*	60,420
621	Universal Corp.	35,111
155	USANA Health Sciences, Inc.*	20,761
2,357	Vector Group Ltd.	59,656
197	Village Super Market, Inc., Class A	5,102
400	WD-40 Co.	39,508
303	Weis Markets, Inc.	12,553
		1,654,493
	Energy — 1.6%
2,580	Abraxas Petroleum Corp.*	3,406
59	Adams Resources & Energy, Inc.	2,532
858	Alon USA Energy, Inc.	15,092
993	Approach Resources, Inc.*	2,214
1,907	Archrock, Inc.	20,157
493	Ardmore Shipping Corp.	6,172
1,776	Atwood Oceanics, Inc.	28,203
1,171	Basic Energy Services, Inc.*	4,672
1,375	Bill Barrett Corp.*	8,635
1,365	Bonanza Creek Energy, Inc.*	11,589
957	Bristow Group, Inc.	29,236
1,549	C&J Energy Services Ltd.*	9,232
1,810	Callon Petroleum Co.*	17,177
539	CARBO Ceramics, Inc.	10,047
1,602	Carrizo Oil & Gas, Inc.*	64,689
162	Clayton Williams Energy, Inc.*	9,138
1,956	Clean Energy Fuels Corp.*	9,213
1,677	Cloud Peak Energy, Inc.*	4,377
479	Contango Oil & Gas Co.*	3,693
1,576	Delek U.S. Holdings, Inc.	43,639
2,551	DHT Holdings, Inc.	19,133
688	Dorian LPG Ltd.*	9,088
36	Earthstone Energy, Inc.*	558
1,320	Eclipse Resources Corp.*	3,353
1,200	Energy Fuels, Inc.*	2,244
2,594	Energy XXI Ltd.	4,073
565	Era Group, Inc.*	6,661
381	Erin Energy Corp.*	1,513
676	Evolution Petroleum Corp.	4,157
4,337	EXCO Resources, Inc.*	5,508
953	Exterran Corp.*	15,601
1,757	Fairmount Santrol Holdings, Inc.*	5,148

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,630	Forum Energy Technologies, Inc.*	$25,526
2,969	Frontline Ltd.*	8,996
1,143	GasLog Ltd.	13,682
2,229	Gastar Exploration, Inc.*	2,452
464	Gener8 Maritime, Inc.*	4,496
361	Geospace Technologies Corp.*	4,596
1,043	Green Plains, Inc.	24,709
704	GulfMark Offshore, Inc., Class A	4,555
10,089	Halcon Resources Corp.*	6,154
299	Hallador Energy Co.	2,015
2,910	Helix Energy Solutions Group, Inc.*	18,857
879	Hornbeck Offshore Services, Inc.*	10,768
455	Independence Contract Drilling, Inc.*	2,776
3,876	ION Geophysical Corp.*	2,161
25	Isramco, Inc.*	2,300
796	Jones Energy, Inc., Class A*	4,466
3,655	Key Energy Services, Inc.*	1,945
2,010	Matador Resources Co.*	51,657
734	Matrix Service Co.*	16,875
6,555	McDermott International, Inc.*	29,039
350	Natural Gas Services Group, Inc.*	8,127
2,253	Navios Maritime Acquisition Corp.	7,615
2,311	Newpark Resources, Inc.*	15,022
520	Nordic American Offshore Ltd.	2,891
2,450	Nordic American Tankers Ltd.	36,260
1,964	North Atlantic Drilling Ltd.*	1,078
1,693	Northern Oil and Gas, Inc.*	8,685
3,824	Oasis Petroleum, Inc.*	43,938
1,417	Oil States International, Inc.*	44,947
875	Pacific Ethanol, Inc.*	4,366
454	Panhandle Oil and Gas, Inc., Class A	8,594
440	Par Pacific Holdings, Inc.*	11,022
3,359	Parker Drilling Co.*	9,237
2,536	Parsley Energy, Inc., Class A*	49,832
1,100	PDC Energy, Inc.*	62,139
512	Peabody Energy Corp.	5,832
1,969	Penn Virginia Corp.*	883
345	PHI, Inc. (Non-Voting)*	7,373
1,770	Pioneer Energy Services Corp.*	4,478
1,207	Renewable Energy Group, Inc.*	10,875
159	REX American Resources Corp.*	9,993
1,321	Rex Energy Corp.*	1,810
332	RigNet, Inc.*	7,334
669	Ring Energy, Inc.*	6,670
1,804	RSP Permian, Inc.*	51,198
1,449	Sanchez Energy Corp.*	7,245
11,895	SandRidge Energy, Inc.*	3,574
4,913	Scorpio Tankers, Inc.	42,497
501	SEACOR Holdings, Inc.*	28,447
1,206	SemGroup Corp., Class A	41,884
1,544	Seventy Seven Energy, Inc.*	1,714
1,629	Ship Finance International Ltd.	28,214
2,200	Solazyme, Inc.*	7,260
1,571	Stone Energy Corp.*	11,453
2,859	Synergy Resources Corp.*	32,564
2,612	Teekay Tankers Ltd., Class A	18,388
1,070	Tesco Corp.	8,999
2,188	TETRA Technologies, Inc.*	20,392
1,292	Tidewater, Inc.	12,287
709	TransAtlantic Petroleum Ltd.*	1,099
1,281	Triangle Petroleum Corp.*	981
1,467	U.S. Silica Holdings, Inc.	31,203
4,209	Ultra Petroleum Corp.*	16,878
1,385	Unit Corp.*	25,027
2,680	Uranium Energy Corp.*	2,894
961	W&T Offshore, Inc.*	3,604
1,954	Western Refining, Inc.	88,438
492	Westmoreland Coal Co.*	2,952
		1,476,368
	Financials — 13.8%
450	1st Source Corp.	15,214
1,890	Acadia Realty Trust (REIT)	63,391
200	Access National Corp.	4,370
1,115	Actua Corp.*	12,923
780	AG Mortgage Investment Trust, Inc. (REIT)	11,528
484	Agree Realty Corp. (REIT)	16,233
1,342	Alexander & Baldwin, Inc.	50,875
58	Alexander’s, Inc. (REIT)	23,242
25	Altisource Asset Management Corp.*	424
363	Altisource Portfolio Solutions S.A.*	10,444
1,571	Altisource Residential Corp. (REIT)	20,800
1,236	Ambac Financial Group, Inc.*	20,864
1,021	American Assets Trust, Inc. (REIT)	40,646
1,406	American Capital Mortgage Investment Corp. (REIT)	21,076
2,238	American Equity Investment Life Holding Co.	60,001
240	American National Bankshares, Inc.	6,240
884	American Residential Properties, Inc. (REIT)	15,461
884	Ameris Bancorp	30,224
521	AMERISAFE, Inc.	28,051
256	Ames National Corp.	6,487
211	Anchor BanCorp Wisconsin, Inc.*	8,860
2,879	Anworth Mortgage Asset Corp. (REIT)	13,848
1,605	Apollo Commercial Real Estate Finance, Inc. (REIT)	28,168
882	Apollo Residential Mortgage, Inc. (REIT)	11,448
745	Ares Commercial Real Estate Corp. (REIT)	9,588
767	Argo Group International Holdings Ltd.	48,728
628	Arlington Asset Investment Corp., Class A	8,742
701	Armada Hoffler Properties, Inc. (REIT)	7,914
1,210	ARMOUR Residential REIT, Inc. (REIT)	25,568
308	Arrow Financial Corp.	8,769
752	Ashford Hospitality Prime, Inc. (REIT)	10,678
2,292	Ashford Hospitality Trust, Inc. (REIT)	16,113
30	Ashford, Inc.*	1,855
2,472	Astoria Financial Corp.	39,849
285	Atlas Financial Holdings, Inc.*	5,976
340	AV Homes, Inc.*	4,733
258	Baldwin & Lyons, Inc., Class B	6,050
995	Banc of California, Inc.	14,945
200	BancFirst Corp.	12,894
826	Banco Latinoamericano de Comercio Exterior S.A., Class E	22,930
926	Bancorp, Inc. (The)*	7,112
2,652	BancorpSouth, Inc.	71,339
1,281	Bank Mutual Corp.	9,889
164	Bank of Marin Bancorp	9,009
2,143	Bank of the Ozarks, Inc.	116,322
505	BankFinancial Corp.	6,489
576	Banner Corp.	30,240
164	Bar Harbor Bankshares	5,725
2,185	BBCN Bancorp, Inc.	41,318
75	BBX Capital Corp., Class A*	1,279
366	Bear State Financial, Inc.*	3,898
2,272	Beneficial Bancorp, Inc.*	31,717
811	Berkshire Hills Bancorp, Inc.	24,525

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,034	BGC Partners, Inc., Class A	$45,734
770	Blue Hills Bancorp, Inc.	12,520
518	Bluerock Residential Growth REIT, Inc. (REIT)	5,926
777	BNC Bancorp	19,813
1,687	BofI Holding, Inc.*	33,791
2,282	Boston Private Financial Holdings, Inc.	27,612
409	Bridge Bancorp, Inc.	13,039
1,924	Brookline Bancorp, Inc.	22,588
489	Bryn Mawr Bank Corp.	14,548
222	BSB Bancorp, Inc./MA*	5,039
163	C1 Financial, Inc.*	3,949
489	Calamos Asset Management, Inc., Class A	4,650
204	Camden National Corp.	9,168
1,776	Campus Crest Communities, Inc. (REIT)	11,899
618	Capital Bank Financial Corp., Class A	20,839
295	Capital City Bank Group, Inc.	4,646
3,864	Capitol Federal Financial, Inc.	50,116
2,632	Capstead Mortgage Corp. (REIT)	24,978
884	Cardinal Financial Corp.	21,746
1,323	CareTrust REIT, Inc. (REIT)	14,765
849	Cascade Bancorp*	5,094
755	Cash America International, Inc.	25,481
1,087	CatchMark Timber Trust, Inc., Class A (REIT)	12,337
2,195	Cathay General Bancorp	75,332
2,336	Cedar Realty Trust, Inc. (REIT)	17,100
1,248	CenterState Banks, Inc.	19,893
632	Central Pacific Financial Corp.	14,688
95	Century Bancorp, Inc./MA, Class A	4,266
6,507	Chambers Street Properties (REIT)	48,933
456	Charter Financial Corp./MD	6,083
1,052	Chatham Lodging Trust (REIT)	23,975
926	Chemical Financial Corp.	34,123
1,639	Chesapeake Lodging Trust (REIT)	44,515
166	CIFC Corp.	1,162
335	Citizens & Northern Corp.	6,878
1,348	Citizens, Inc./TX*	12,509
418	City Holding Co.	20,867
746	Clifton Bancorp, Inc.	11,071
396	CNB Financial Corp./PA	7,401
5,410	CNO Financial Group, Inc.	109,444
997	CoBiz Financial, Inc.	13,679
557	Cohen & Steers, Inc.	17,245
3,069	Colony Capital, Inc., Class A (REIT)	62,792
1,585	Columbia Banking System, Inc.	56,331
1,120	Community Bank System, Inc.	48,306
430	Community Trust Bancorp, Inc.	15,781
338	CommunityOne Bancorp*	4,766
821	ConnectOne Bancorp, Inc.	16,018
120	Consolidated-Tomoka Land Co.	7,157
1,638	CorEnergy Infrastructure Trust, Inc. (REIT)	8,272
668	CoreSite Realty Corp. (REIT)	39,125
5,951	Cousins Properties, Inc. (REIT)	58,498
3,060	Cowen Group, Inc., Class A*	14,535
781	Crawford & Co., Class B	4,670
462	CU Bancorp*	12,437
4,570	CubeSmart (REIT)	133,078
734	Customers Bancorp, Inc.*	22,754
2,919	CVB Financial Corp.	54,001
1,821	CyrusOne, Inc. (REIT)	65,847
4,344	CYS Investments, Inc. (REIT)	32,928
2,441	DCT Industrial Trust, Inc. (REIT)	93,173
82	Diamond Hill Investment Group, Inc.	18,056
5,514	DiamondRock Hospitality Co. (REIT)	61,371
855	Dime Community Bancshares, Inc.	15,826
234	Donegal Group, Inc., Class A	3,257
1,735	DuPont Fabros Technology, Inc. (REIT)	57,324
1,506	Dynex Capital, Inc. (REIT)	10,346
822	Eagle Bancorp, Inc.*	44,906
376	Easterly Government Properties, Inc. (REIT)	6,715
887	EastGroup Properties, Inc. (REIT)	51,632
1,328	Education Realty Trust, Inc. (REIT)	48,937
492	eHealth, Inc.*	6,371
215	EMC Insurance Group, Inc.	5,616
876	Employers Holdings, Inc.	24,011
715	Encore Capital Group, Inc.*	23,574
716	Enova International, Inc.*	5,384
250	Enstar Group Ltd.*	38,527
210	Enterprise Bancorp, Inc./MA	5,143
548	Enterprise Financial Services Corp.	16,056
1,571	EPR Properties (REIT)	88,039
2,017	Equity One, Inc. (REIT)	54,923
1,527	Essent Group Ltd.*	37,747
2,658	EverBank Financial Corp.	45,877
951	Evercore Partners, Inc., Class A	52,809
1,422	EZCORP, Inc., Class A*	8,233
206	Farmers Capital Bank Corp.*	5,564
264	FBL Financial Group, Inc., Class A	18,036
769	FCB Financial Holdings, Inc., Class A*	29,953
288	Federal Agricultural Mortgage Corp., Class C	8,631
389	Federated National Holding Co.	11,122
3,936	FelCor Lodging Trust, Inc. (REIT)	31,567
309	Fidelity & Guaranty Life	7,935
484	Fidelity Southern Corp.	10,948
1	Fidus Investment Corp.	10
160	Fifth Street Asset Management, Inc.	730
1,424	Financial Engines, Inc.	51,307
389	Financial Institutions, Inc.	10,608
2,978	First American Financial Corp.	117,452
295	First Bancorp, Inc./ME	6,546
3,196	First BanCorp./Puerto Rico*	11,985
542	First Bancorp/NC	10,564
662	First Busey Corp.	14,557
238	First Business Financial Services, Inc.	6,169
775	First Cash Financial Services, Inc.*	30,140
212	First Citizens BancShares, Inc., Class A	56,163
2,444	First Commonwealth Financial Corp.	24,049
463	First Community Bancshares, Inc./VA	9,445
441	First Connecticut Bancorp, Inc./CT	8,048
254	First Defiance Financial Corp.	10,549
1,695	First Financial Bancorp	34,154
1,762	First Financial Bankshares, Inc.	63,273
304	First Financial Corp./IN	11,114
3,042	First Industrial Realty Trust, Inc. (REIT)	69,510
540	First Interstate BancSystem, Inc., Class A	16,421
1,038	First Merchants Corp.	28,234
2,142	First Midwest Bancorp, Inc./IL	41,855
419	First NBC Bank Holding Co.*	17,740
336	First of Long Island Corp. (The)	10,544
1,613	First Potomac Realty Trust (REIT)	18,743
4,555	FirstMerit Corp.	92,148
565	Flagstar Bancorp, Inc.*	13,876
808	Flushing Financial Corp.	18,398
4,799	FNB Corp./PA	69,681
2,198	FNFV Group*	24,596
924	Forestar Group, Inc.*	12,557
321	Fox Chase Bancorp, Inc.	5,855
150	Franklin Financial Network, Inc.*	4,875

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,471	Franklin Street Properties Corp. (REIT)	$25,871
189	FRP Holdings, Inc.*	5,857
4,854	Fulton Financial Corp.	70,237
887	GAIN Capital Holdings, Inc.	7,327
173	GAMCO Investors, Inc., Class A	11,330
2,051	GEO Group, Inc. (The) (REIT)	60,135
364	German American Bancorp, Inc.	12,551
702	Getty Realty Corp. (REIT)	12,250
2,075	Glacier Bancorp, Inc.	60,963
570	Gladstone Commercial Corp. (REIT)	8,316
228	Global Indemnity PLC*	6,690
1,933	Government Properties Income Trust (REIT)	32,726
1,574	Gramercy Property Trust, Inc. (REIT)	37,603
119	Great Ajax Corp. (REIT)	1,515
288	Great Southern Bancorp, Inc.	14,648
1,135	Great Western Bancorp, Inc.	34,300
392	Green Bancorp, Inc.*	5,316
1,261	Green Dot Corp., Class A*	21,210
805	Greenhill & Co., Inc.	21,341
795	Greenlight Capital Re Ltd., Class A*	16,385
407	Guaranty Bancorp	7,131
388	Hallmark Financial Services, Inc.*	4,947
942	Hampton Roads Bankshares, Inc.*	1,762
2,140	Hancock Holding Co.	62,317
877	Hanmi Financial Corp.	22,890
1,051	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,350
2,659	Hatteras Financial Corp. (REIT)	37,439
236	HCI Group, Inc.	9,235
2,758	Healthcare Realty Trust, Inc. (REIT)	74,990
489	Heartland Financial USA, Inc.	18,636
667	Heritage Commerce Corp.	7,204
831	Heritage Financial Corp./WA	16,271
679	Heritage Insurance Holdings, Inc.*	15,250
644	Heritage Oaks Bancorp	5,365
1,348	Hersha Hospitality Trust (REIT)	31,826
1,039	HFF, Inc., Class A	35,710
2,584	Highwoods Properties, Inc. (REIT)	112,559
2,092	Hilltop Holdings, Inc.*	46,673
36	Hingham Institution for Savings	4,687
1,568	Home BancShares, Inc./AR	70,748
606	HomeStreet, Inc.*	13,132
526	HomeTrust Bancshares, Inc.*	10,515
1,130	Horace Mann Educators Corp.	39,471
314	Horizon Bancorp/IN	8,644
332	Houlihan Lokey, Inc.*	8,117
2,045	Hudson Pacific Properties, Inc. (REIT)	58,630
1,049	IBERIABANK Corp.	66,475
237	Impac Mortgage Holdings, Inc.*	4,430
194	Independence Holding Co.	2,935
885	Independence Realty Trust, Inc. (REIT)	6,921
718	Independent Bank Corp./MA	37,149
631	Independent Bank Corp./MI	9,787
266	Independent Bank Group, Inc.	10,632
315	Infinity Property & Casualty Corp.	26,932
602	InfraREIT, Inc. (REIT)	12,142
2,409	Inland Real Estate Corp. (REIT)	23,150
1,488	International Bancshares Corp.	45,399
413	INTL FCStone, Inc.*	14,695
3,383	Invesco Mortgage Capital, Inc. (REIT)	45,400
940	Investment Technology Group, Inc.	18,866
9,581	Investors Bancorp, Inc.	122,828
3,368	Investors Real Estate Trust (REIT)	27,517
2,349	iStar, Inc. (REIT)*	31,007
302	James River Group Holdings Ltd.	9,694
4,034	Janus Capital Group, Inc.	63,697
398	JG Wentworth Co. (The), Class A*	756
101	Kansas City Life Insurance Co.	5,042
934	KCG Holdings, Inc., Class A*	12,058
2,569	Kearny Financial Corp./MD	32,369
1,195	Kemper Corp.	49,126
2,549	Kennedy-Wilson Holdings, Inc.	66,529
2,296	Kite Realty Group Trust (REIT)	61,785
1,093	Ladder Capital Corp. (REIT)	15,466
2,894	Ladenburg Thalmann Financial Services, Inc.*	9,116
1,041	Lakeland Bancorp, Inc.	12,586
456	Lakeland Financial Corp.	21,952
3,103	LaSalle Hotel Properties (REIT)	87,536
1,308	LegacyTexas Financial Group, Inc.	39,907
159	LendingTree, Inc.*	16,199
5,644	Lexington Realty Trust (REIT)	48,482
132	Live Oak Bancshares, Inc.	2,086
976	LTC Properties, Inc. (REIT)	41,607
2,449	Mack-Cali Realty Corp. (REIT)	57,551
1,390	Maiden Holdings Ltd.	21,420
595	MainSource Financial Group, Inc.	13,697
373	Marcus & Millichap, Inc.*	12,238
1,025	MarketAxess Holdings, Inc.	109,449
238	Marlin Business Services Corp.	4,160
2,064	MB Financial, Inc.	73,767
3,738	MBIA, Inc.*	24,559
6,426	Medical Properties Trust, Inc. (REIT)	77,176
165	Medley Management, Inc., Class A	982
464	Mercantile Bank Corp.	12,004
137	Merchants Bancshares, Inc./VT	4,479
1,509	Meridian Bancorp, Inc.	22,122
207	Meta Financial Group, Inc.	9,315
326	Metro Bancorp, Inc.	11,077
9,331	MGIC Investment Corp.*	89,018
216	MidWestOne Financial Group, Inc.	6,858
483	Moelis & Co., Class A	14,253
1,628	Monmouth Real Estate Investment Corp. (REIT)	16,964
4,575	Monogram Residential Trust, Inc. (REIT)	45,658
953	National Bank Holdings Corp., Class A	21,633
191	National Bankshares, Inc.	6,861
166	National Commerce Corp.*	4,356
1,102	National General Holdings Corp.	24,145
1,032	National Health Investors, Inc. (REIT)	62,322
196	National Interstate Corp.	5,123
3,849	National Penn Bancshares, Inc.	48,074
629	National Storage Affiliates Trust (REIT)	10,416
61	National Western Life Group, Inc., Class A	16,058
1,079	Nationstar Mortgage Holdings, Inc.*	14,696
291	Navigators Group, Inc. (The)*	25,102
1,210	NBT Bancorp, Inc.	36,457
652	Nelnet, Inc., Class A	21,516
6,330	New Residential Investment Corp. (REIT)	80,518
2,377	New Senior Investment Group, Inc. (REIT)	21,940
3,005	New York Mortgage Trust, Inc. (REIT)	17,429
4,463	New York REIT, Inc. (REIT)	51,369
986	NewBridge Bancorp	12,660
664	NewStar Financial, Inc.*	6,394
521	NexPoint Residential Trust, Inc. (REIT)	6,903
1,369	NMI Holdings, Inc., Class A*	10,117
1,289	Northfield Bancorp, Inc.	20,534
2,789	Northwest Bancshares, Inc.	38,879
365	OceanFirst Financial Corp.	7,212

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
2,951		Ocwen Financial Corp.*	$21,041
1,224		OFG Bancorp	10,233
3,214		Old National Bancorp/IN	47,406
810		Old Second Bancorp, Inc.*	6,277
676		OM Asset Management PLC	10,958
318		On Deck Capital, Inc.*	3,164
344		One Liberty Properties, Inc. (REIT)	7,685
624		OneBeacon Insurance Group Ltd., Class A	8,649
285		Oppenheimer Holdings, Inc., Class A	5,101
286		Opus Bank	11,263
598		Orchid Island Capital, Inc. (REIT)	5,723
1,209		Oritani Financial Corp.	20,964
536		Pacific Continental Corp.	8,528
591		Pacific Premier Bancorp, Inc.*	13,847
—	#	PacWest Bancorp	—
358		Park National Corp.	34,730
1,236		Park Sterling Corp.	9,357
2,325		Parkway Properties, Inc./MD (REIT)	39,711
228		Patriot National, Inc.*	3,324
425		Peapack Gladstone Financial Corp.	9,681
1,974		Pebblebrook Hotel Trust (REIT)	62,872
131		Penns Woods Bancorp, Inc.	5,844
1,899		Pennsylvania Real Estate Investment Trust (REIT)	40,942
364		PennyMac Financial Services, Inc., Class A*	5,908
2,049		PennyMac Mortgage Investment Trust (REIT)	34,095
505		Peoples Bancorp, Inc./OH	10,413
207		Peoples Financial Services Corp.	8,261
79		People’s Utah Bancorp	1,344
1,364		PHH Corp.*	23,147
2,395		Physicians Realty Trust (REIT)	38,344
632		PICO Holdings, Inc.*	6,845
986		Pinnacle Financial Partners, Inc.	53,569
415		Piper Jaffray Cos.*	16,820
1,117		Potlatch Corp. (REIT)	37,330
1,327		PRA Group, Inc.*	54,818
611		Preferred Apartment Communities, Inc., Class A (REIT)	7,167
321		Preferred Bank/CA	11,691
1,411		Primerica, Inc.	72,300
2,160		PrivateBancorp, Inc.	95,278
1,924		Prosperity Bancshares, Inc.	106,609
1,803		Provident Financial Services, Inc.	37,647
536		PS Business Parks, Inc. (REIT)	47,393
345		Pzena Investment Management, Inc., Class A	3,346
321		QCR Holdings, Inc.	7,768
767		QTS Realty Trust, Inc., Class A (REIT)	32,383
5,259		Radian Group, Inc.	74,941
2,497		RAIT Financial Trust (REIT)	10,787
2,174		Ramco-Gershenson Properties Trust (REIT)	36,675
1,353		RCS Capital Corp., Class A*	744
323		RE/MAX Holdings, Inc., Class A	12,116
2,315		Redwood Trust, Inc. (REIT)	31,901
296		Regional Management Corp.*	4,647
1,104		Renasant Corp.	40,329
273		Republic Bancorp, Inc./KY, Class A	7,322
439		Resource America, Inc., Class A	2,564
921		Resource Capital Corp. (REIT)	11,595
2,733		Retail Opportunity Investments Corp. (REIT)	49,987
1,521		Rexford Industrial Realty, Inc. (REIT)	24,503
1,187		RLI Corp.	72,051
3,631		RLJ Lodging Trust (REIT)	88,596
1,005		Rouse Properties, Inc. (REIT)	16,181
1,195		Ryman Hospitality Properties, Inc. (REIT)	64,936
956		S&T Bancorp, Inc.	32,428
1,789		Sabra Health Care REIT, Inc. (REIT)	36,997
569		Safeguard Scientifics, Inc.*	9,269
415		Safety Insurance Group, Inc.	23,244
678		Sandy Spring Bancorp, Inc.	19,920
268		Saul Centers, Inc. (REIT)	14,909
654		Seacoast Banking Corp. of Florida*	10,497
1,721		Select Income REIT (REIT)	35,349
1,564		Selective Insurance Group, Inc.	53,974
612		ServisFirst Bancshares, Inc.	30,123
324		Sierra Bancorp	5,780
999		Silver Bay Realty Trust Corp. (REIT)	15,714
820		Simmons First National Corp., Class A	47,281
664		South State Corp.	52,230
696		Southside Bancshares, Inc.	19,655
523		Southwest Bancorp, Inc./OK	9,676
977		Sovran Self Storage, Inc. (REIT)	98,179
1,514		St. Joe Co. (The)*	29,402
1,789		STAG Industrial, Inc. (REIT)	36,496
1,049		Starwood Waypoint Residential Trust (REIT)	24,809
412		State Auto Financial Corp.	9,563
982		State Bank Financial Corp.	22,890
858		State National Cos., Inc.	8,674
3,293		Sterling Bancorp/DE	57,759
630		Stewart Information Services Corp.	27,304
1,865		Stifel Financial Corp.*	84,596
407		Stock Yards Bancorp, Inc.	16,390
306		Stonegate Bank	10,349
400		Stonegate Mortgage Corp.*	2,100
1,002		STORE Capital Corp. (REIT)	22,806
7,563		Strategic Hotels & Resorts, Inc. (REIT)*	107,092
322		Suffolk Bancorp	9,544
2,397		Summit Hotel Properties, Inc. (REIT)	31,952
264		Sun Bancorp, Inc./NJ*	5,787
1,280		Sun Communities, Inc. (REIT)	85,568
5,733		Sunstone Hotel Investors, Inc. (REIT)	84,160
2,063		Symetra Financial Corp.	64,943
1,398		Talmer Bancorp, Inc., Class A	25,541
377		Tejon Ranch Co.*	7,962
1,182		Terreno Realty Corp. (REIT)	26,772
234		Territorial Bancorp, Inc.	6,742
1,258		Texas Capital Bancshares, Inc.*	74,574
2,319		Third Point Reinsurance Ltd.*	32,953
822		Tiptree Financial, Inc., Class A	5,647
411		Tompkins Financial Corp.	25,712
1,251		Towne Bank/VA	28,085
625		TriCo Bancshares	18,313
584		TriState Capital Holdings, Inc.*	7,726
408		Triumph Bancorp, Inc.*	7,111
2,611		TrustCo Bank Corp./NY	17,128
1,856		Trustmark Corp.	46,864
1,082		UMB Financial Corp.	57,021
613		UMH Properties, Inc. (REIT)	6,007
6,059		Umpqua Holdings Corp.	108,577
1,239		Union Bankshares Corp.	33,267
1,908		United Bankshares, Inc./WV	80,365
1,463		United Community Banks, Inc./GA	30,547
1,350		United Community Financial Corp./OH	7,938
842		United Development Funding IV (REIT)	15,047
1,359		United Financial Bancorp, Inc.	18,904
556		United Fire Group, Inc.	22,257
471		United Insurance Holdings Corp.	8,921

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
344	Universal Health Realty Income Trust (REIT)	$18,125
880	Universal Insurance Holdings, Inc.	17,380
540	Univest Corp. of Pennsylvania	11,275
2,439	Urban Edge Properties (REIT)	58,512
765	Urstadt Biddle Properties, Inc., Class A (REIT)	15,315
6,388	Valley National Bancorp	71,162
522	Virtu Financial, Inc., Class A	11,615
188	Virtus Investment Partners, Inc.	25,613
727	Walker & Dunlop, Inc.*	21,476
1,037	Walter Investment Management Corp.*	15,078
2,605	Washington Federal, Inc.	67,313
1,872	Washington Real Estate Investment Trust (REIT)	51,499
407	Washington Trust Bancorp, Inc.	16,630
742	Waterstone Financial, Inc.	10,277
2,494	Webster Financial Corp.	100,284
1,056	WesBanco, Inc.	35,820
441	West Bancorp., Inc.	9,142
702	Westamerica Bancorp.	34,398
2,362	Western Alliance Bancorp.*	91,622
1,152	Western Asset Mortgage Capital Corp. (REIT)	13,559
212	Westwood Holdings Group, Inc.	12,370
741	Whitestone REIT (REIT)	8,996
1,939	Wilshire Bancorp, Inc.	23,927
1,303	Wintrust Financial Corp.	68,577
3,135	WisdomTree Investments, Inc.	68,186
195	World Acceptance Corp.*	8,412
844	WSFS Financial Corp.	28,831
3,068	Xenia Hotels & Resorts, Inc. (REIT)	51,389
692	Yadkin Financial Corp.	18,193
104	ZAIS Group Holdings, Inc.*	1,040
		12,673,101
	Health Care — 8.5%

219	AAC Holdings, Inc.*	5,374
619	Abaxis, Inc.	32,912
313	Abeona Therapeutics, Inc.*	1,455
1,147	Abiomed, Inc.*	93,561
2,190	ACADIA Pharmaceuticals, Inc.*	83,111
591	Accelerate Diagnostics, Inc.*	10,124
596	Acceleron Pharma, Inc.*	25,551
2,170	Accuray, Inc.*	15,277
800	Aceto Corp.	22,568
3,230	Achillion Pharmaceuticals, Inc.*	32,881
1,176	Acorda Therapeutics, Inc.*	44,911
286	Adamas Pharmaceuticals, Inc.*	4,567
177	Addus HomeCare Corp.*	4,034
170	Adeptus Health, Inc., Class A*	10,215
229	Aduro Biotech, Inc.*	7,097
833	Advaxis, Inc.*	10,054
689	Aegerion Pharmaceuticals, Inc.*	7,055
564	Aerie Pharmaceuticals, Inc.*	15,476
420	Affimed N.V.*	3,133
2,124	Affymetrix, Inc.*	20,114
2,099	Agenus, Inc.*	10,726
286	Agile Therapeutics, Inc.*	2,551
306	Aimmune Therapeutics, Inc.*	6,545
1,079	Air Methods Corp.*	47,152
670	Akebia Therapeutics, Inc.*	7,189
686	Albany Molecular Research, Inc.*	13,665
642	Alder Biopharmaceuticals, Inc.*	23,921
835	Alimera Sciences, Inc.*	2,572
139	Alliance HealthCare Services, Inc.*	1,252
197	Almost Family, Inc.*	8,347
948	AMAG Pharmaceuticals, Inc.*	25,236
775	Amedisys, Inc.*	31,457
3,184	Amicus Therapeutics, Inc.*	34,164
1,306	AMN Healthcare Services, Inc.*	38,527
873	Amphastar Pharmaceuticals, Inc.*	13,401
1,330	Amsurg Corp.*	111,800
1,126	Anacor Pharmaceuticals, Inc.*	131,438
341	Analogic Corp.	28,491
693	AngioDynamics, Inc.*	8,247
216	ANI Pharmaceuticals, Inc.*	9,465
402	Anika Therapeutics, Inc.*	16,868
4,251	Antares Pharma, Inc.*	5,569
1,089	Anthera Pharmaceuticals, Inc.*	6,196
242	Applied Genetic Technologies Corp.*	4,124
814	Aratana Therapeutics, Inc.*	4,770
457	Ardelyx, Inc.*	8,939
6,649	Arena Pharmaceuticals, Inc.*	15,891
4,599	ARIAD Pharmaceuticals, Inc.*	29,480
3,875	Array BioPharma, Inc.*	15,345
1,635	Arrowhead Research Corp.*	10,333
394	Assembly Biosciences, Inc.*	3,873
287	Asterias Biotherapeutics, Inc.*	1,378
463	Atara Biotherapeutics, Inc.*	18,196
779	AtriCure, Inc.*	16,733
39	Atrion Corp.	16,415
166	aTyr Pharma, Inc.*	1,413
537	Avalanche Biotechnologies, Inc.*	5,628
389	Axovant Sciences Ltd.*	7,383
227	Bellicum Pharmaceuticals, Inc.*	5,228
1,992	BioCryst Pharmaceuticals, Inc.*	21,135
1,271	BioDelivery Sciences International, Inc.*	7,791
1,886	BioScrip, Inc.*	3,998
135	BioSpecifics Technologies Corp.*	6,541
743	BioTelemetry, Inc.*	9,369
1,550	BioTime, Inc.*	5,456
257	Blueprint Medicines Corp.*	5,952
304	Calithera Biosciences, Inc.*	2,414
860	Cambrex Corp.*	46,122
944	Cantel Medical Corp.	61,200
810	Capital Senior Living Corp.*	18,565
546	Cara Therapeutics, Inc.*	9,036
337	Carbylan Therapeutics, Inc.*	1,345
871	Cardiovascular Systems, Inc.*	13,936
927	Castlight Health, Inc., Class B*	3,708
124	Catabasis Pharmaceuticals, Inc.*	1,029
2,297	Catalent, Inc.*	63,971
2,069	Catalyst Pharmaceuticals, Inc.*	5,617
2,705	Celldex Therapeutics, Inc.*	48,717
270	Cellular Biomedicine Group, Inc.*	6,202
874	Cempra, Inc.*	27,889
1,972	Cepheid, Inc.*	70,874
2,620	Cerus Corp.*	14,855
469	Chemed Corp.	72,456
768	ChemoCentryx, Inc.*	5,798
201	Chiasma, Inc.*	4,460
1,254	Chimerix, Inc.*	50,662
132	Cidara Therapeutics, Inc.*	2,035
321	Civitas Solutions, Inc.*	8,413
765	Clovis Oncology, Inc.*	24,059
648	Coherus Biosciences, Inc.*	19,680
183	Collegium Pharmaceutical, Inc.*	3,475
311	Computer Programs & Systems, Inc.	15,152
423	Concert Pharmaceuticals, Inc.*	9,699
284	ConforMIS, Inc.*	6,058
758	CONMED Corp.	32,215
182	Connecture, Inc.*	650
1,700	Corcept Therapeutics, Inc.*	8,976

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
618	Corindus Vascular Robotics, Inc.*	$1,978
293	Corium International, Inc.*	2,403
940	CorMedix, Inc.*	2,256
236	CorVel Corp.*	9,145
884	Cross Country Healthcare, Inc.*	16,133
700	CryoLife, Inc.	7,602
4,783	CTI BioPharma Corp.*	5,883
3,055	Curis, Inc.*	8,371
398	Cutera, Inc.*	5,660
610	Cynosure, Inc., Class A*	25,648
953	Cytokinetics, Inc.*	11,264
1,818	CytRx Corp.*	5,690
1,647	Depomed, Inc.*	32,018
427	Dermira, Inc.*	13,156
415	Dicerna Pharmaceuticals, Inc.*	5,544
994	Diplomat Pharmacy, Inc.*	34,919
3,089	Durect Corp.*	7,290
4,002	Dyax Corp.*	134,707
1,007	Dynavax Technologies Corp.*	28,085
236	Eagle Pharmaceuticals, Inc./DE*	21,627
834	Emergent BioSolutions, Inc.*	31,417
440	Enanta Pharmaceuticals, Inc.*	13,860
180	EndoChoice Holdings, Inc.*	1,600
1,031	Endocyte, Inc.*	4,774
1,852	Endologix, Inc.*	18,853
699	Ensign Group, Inc. (The)	33,251
148	Entellus Medical, Inc.*	2,581
798	Epizyme, Inc.*	12,856
360	Esperion Therapeutics, Inc.*	10,228
363	Evolent Health, Inc., Class A*	5,910
2,635	Exact Sciences Corp.*	23,952
280	Exactech, Inc.*	4,908
1,136	ExamWorks Group, Inc.*	30,013
6,193	Exelixis, Inc.*	35,424
718	Fibrocell Science, Inc.*	4,236
1,315	FibroGen, Inc.*	39,108
591	Five Prime Therapeutics, Inc.*	22,724
1,187	Five Star Quality Care, Inc.*	4,261
149	Flex Pharma, Inc.*	1,803
382	Flexion Therapeutics, Inc.*	7,426
791	Fluidigm Corp.*	8,994
621	Foamix Pharmaceuticals Ltd.*	4,962
327	Foundation Medicine, Inc.*	5,562
4,443	Galena Biopharma, Inc.*	6,665
1,007	Genesis Healthcare, Inc.*	4,914
1,158	GenMark Diagnostics, Inc.*	9,229
593	Genocea Biosciences, Inc.*	3,795
489	Genomic Health, Inc.*	14,827
4,343	Geron Corp.*	22,149
190	Glaukos Corp.*	4,921
190	Global Blood Therapeutics, Inc.*	8,922
1,885	Globus Medical, Inc., Class A*	51,140
701	Greatbatch, Inc.*	40,686
1,420	Haemonetics Corp.*	45,781
2,914	Halozyme Therapeutics, Inc.*	51,869
1,278	Halyard Health, Inc.*	40,883
970	Hanger, Inc.*	15,103
919	Harvard Bioscience, Inc.*	2,913
996	HealthEquity, Inc.*	32,868
2,514	HealthSouth Corp.	88,468
694	HealthStream, Inc.*	16,670
853	Healthways, Inc.*	11,319
474	HeartWare International, Inc.*	22,686
803	Heron Therapeutics, Inc.*	24,050
156	Heska Corp.*	5,427
2,432	HMS Holdings Corp.*	29,500
388	ICU Medical, Inc.*	44,015
2,348	Idera Pharmaceuticals, Inc.*	9,110
590	Ignyta, Inc.*	8,673
311	Immune Design Corp.*	6,509
2,368	ImmunoGen, Inc.*	32,134
2,650	Immunomedics, Inc.*	8,719
1,970	Impax Laboratories, Inc.*	86,798
250	Imprivata, Inc.*	2,980
356	INC Research Holdings, Inc., Class A*	16,839
1,347	Infinity Pharmaceuticals, Inc.*	11,881
432	Inogen, Inc.*	16,524
1,973	Inovio Pharmaceuticals, Inc.*	14,620
1,690	Insmed, Inc.*	27,564
1,559	Insulet Corp.*	57,044
646	Insys Therapeutics, Inc.*	20,582
779	Integra LifeSciences Holdings Corp.*	48,851
452	Intersect ENT, Inc.*	8,909
733	Intra-Cellular Therapies, Inc.*	39,091
889	Invacare Corp.	17,709
201	Invitae Corp.*	1,546
730	InVivo Therapeutics Holdings Corp.*	7,045
126	Invuity, Inc.*	1,513
77	iRadimed Corp.*	2,388
3,460	Ironwood Pharmaceuticals, Inc.*	42,212
484	K2M Group Holdings, Inc.*	9,782
634	Karyopharm Therapeutics, Inc.*	11,856
2,846	Keryx Biopharmaceuticals, Inc.*	16,421
2,293	Kindred Healthcare, Inc.	30,612
792	Kite Pharma, Inc.*	65,237
378	La Jolla Pharmaceutical Co.*	12,773
263	Landauer, Inc.	10,717
729	Lannett Co., Inc.*	26,944
337	Lantheus Holdings, Inc.*	1,193
696	LDR Holding Corp.*	18,806
326	LeMaitre Vascular, Inc.	5,030
1,141	Lexicon Pharmaceuticals, Inc.*	15,700
357	LHC Group, Inc.*	16,618
482	Ligand Pharmaceuticals, Inc.*	51,613
1,237	Lion Biotechnologies, Inc.*	9,005
1,219	LivaNova PLC*	72,957
214	Loxo Oncology, Inc.*	7,047
1,182	Luminex Corp.*	25,437
865	MacroGenics, Inc.*	29,912
751	Magellan Health, Inc.*	39,540
6,779	MannKind Corp.*	13,558
1,201	Masimo Corp.*	49,817
1,658	MedAssets, Inc.*	49,956
610	Medgenics, Inc.*	4,221
1,819	Medicines Co. (The)*	76,416
1,519	Medidata Solutions, Inc.*	69,616
1,146	Meridian Bioscience, Inc.	22,427
1,210	Merit Medical Systems, Inc.*	23,438
3,023	Merrimack Pharmaceuticals, Inc.*	28,446
2,984	MiMedx Group, Inc.*	26,737
316	Mirati Therapeutics, Inc.*	12,017
1,079	Molina Healthcare, Inc.*	65,021
1,678	Momenta Pharmaceuticals, Inc.*	29,969
1,908	Myriad Genetics, Inc.*	82,998
369	NanoString Technologies, Inc.*	5,624
183	NantKwest, Inc.*	2,985
275	Natera, Inc.*	2,445
277	National HealthCare Corp.	19,141
269	National Research Corp., Class A	4,159
906	Natus Medical, Inc.*	44,195
4,141	Navidea Biopharmaceuticals, Inc.*	6,212
3,613	Nektar Therapeutics*	56,580
1,018	Neogen Corp.*	60,123
1,471	NeoGenomics, Inc.*	11,724

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
152	Neos Therapeutics, Inc.*	$2,350
2,347	Neurocrine Biosciences, Inc.*	127,606
458	Nevro Corp.*	27,654
571	NewLink Genetics Corp.*	20,899
138	Nivalis Therapeutics, Inc.*	1,145
878	Nobilis Health Corp.*	2,221
1,286	Northwest Biotherapeutics, Inc.*	5,941
7,363	Novavax, Inc.*	63,027
1,328	NuVasive, Inc.*	69,242
1,737	NxStage Medical, Inc.*	33,889
1,153	Ocata Therapeutics, Inc.*	9,893
413	Ocular Therapeutix, Inc.*	3,915
1,039	Omeros Corp.*	16,468
996	Omnicell, Inc.*	30,039
465	OncoMed Pharmaceuticals, Inc.*	10,625
2,607	Oncothyreon, Inc.*	9,255
651	Ophthotech Corp.*	41,384
4	OPKO Health, Inc.*	44
1,550	OraSure Technologies, Inc.*	9,688
2,811	Orexigen Therapeutics, Inc.*	6,718
2,499	Organovo Holdings, Inc.*	8,472
516	Orthofix International N.V.*	20,413
524	Osiris Therapeutics, Inc.	5,376
406	Otonomy, Inc.*	10,714
645	OvaScience, Inc.*	6,082
1,734	Owens & Minor, Inc.	66,776
553	Oxford Immunotec Global PLC*	7,327
1,664	Pacific Biosciences of California, Inc.*	17,023
1,001	Pacira Pharmaceuticals, Inc.*	64,815
335	Paratek Pharmaceuticals, Inc.*	6,924
1,516	PAREXEL International Corp.*	102,861
4,508	PDL BioPharma, Inc.	17,063
5,493	Peregrine Pharmaceuticals, Inc.*	7,086
1,196	Pernix Therapeutics Holdings, Inc.*	3,588
448	Pfenex, Inc.*	6,908
835	PharMerica Corp.*	28,407
480	Phibro Animal Health Corp., Class A	15,586
1,269	Portola Pharmaceuticals, Inc.*	62,955
796	POZEN, Inc.*	6,042
547	PRA Health Sciences, Inc.*	24,768
281	Press Ganey Holdings, Inc.*	9,074
1,437	Prestige Brands Holdings, Inc.*	73,129
1,913	Progenics Pharmaceuticals, Inc.*	12,855
212	Proteon Therapeutics, Inc.*	3,379
859	Prothena Corp. PLC*	60,594
376	Providence Service Corp. (The)*	18,206
930	PTC Therapeutics, Inc.*	27,937
1,372	Quality Systems, Inc.	22,295
791	Quidel Corp.*	17,157
908	Radius Health, Inc.*	55,215
945	RadNet, Inc.*	5,859
2,211	Raptor Pharmaceutical Corp.*	13,974
777	Regulus Therapeutics, Inc.*	7,824
896	Relypsa, Inc.*	20,169
903	Repligen Corp.*	25,672
960	Retrophin, Inc.*	21,456
430	Revance Therapeutics, Inc.*	16,688
2,422	Rigel Pharmaceuticals, Inc.*	7,944
1,381	Rockwell Medical, Inc.*	16,752
1,576	RTI Surgical, Inc.*	6,178
379	Sage Therapeutics, Inc.*	18,162
608	Sagent Pharmaceuticals, Inc.*	9,321
1,912	Sangamo BioSciences, Inc.*	15,831
1,230	Sarepta Therapeutics, Inc.*	45,215
1,363	SciClone Pharmaceuticals, Inc.*	12,499
235	SeaSpine Holdings Corp.*	3,873
325	Second Sight Medical Products, Inc.*	1,645
2,885	Select Medical Holdings Corp.	34,822
3,244	Sequenom, Inc.*	5,774
236	Seres Therapeutics, Inc.*	8,456
222	Sientra, Inc.*	1,074
779	Sorrento Therapeutics, Inc.*	6,240
221	Spark Therapeutics, Inc.*	12,772
1,165	Spectranetics Corp. (The)*	16,112
1,840	Spectrum Pharmaceuticals, Inc.*	11,040
1,067	STAAR Surgical Co.*	8,952
429	Stemline Therapeutics, Inc.*	3,535
2,340	STERIS PLC	178,729
683	Sucampo Pharmaceuticals, Inc., Class A*	11,713
944	Supernus Pharmaceuticals, Inc.*	15,255
591	Surgical Care Affiliates, Inc.*	21,967
357	SurModics, Inc.*	7,518
2,748	Synergy Pharmaceuticals, Inc.*	17,257
2,496	Synta Pharmaceuticals Corp.*	1,068
250	T2 Biosystems, Inc.*	2,948
485	Tandem Diabetes Care, Inc.*	5,000
1,978	Team Health Holdings, Inc.*	109,067
261	Teladoc, Inc.*	5,546
1,136	Teligent, Inc.*	9,633
639	TESARO, Inc.*	32,615
993	Tetraphase Pharmaceuticals, Inc.*	10,655
971	TG Therapeutics, Inc.*	12,798
3,492	TherapeuticsMD, Inc.*	26,225
701	Theravance Biopharma, Inc.*	13,158
2,339	Theravance, Inc.	21,636
1,755	Threshold Pharmaceuticals, Inc.*	6,125
66	Tobira Therapeutics, Inc.*	884
260	Tokai Pharmaceuticals, Inc.*	2,990
1,228	TransEnterix, Inc.*	3,230
874	Trevena, Inc.*	11,004
664	Triple-S Management Corp., Class B*	17,556
813	Trovagene, Inc.*	5,252
449	Trupanion, Inc.*	3,673
341	U.S. Physical Therapy, Inc.	18,018
1,056	Ultragenyx Pharmaceutical, Inc.*	103,826
3,181	Unilife Corp.*	2,369
1,369	Universal American Corp.	10,240
103	Utah Medical Products, Inc.	5,818
1,148	Vanda Pharmaceuticals, Inc.*	11,319
474	Vascular Solutions, Inc.*	16,846
370	Veracyte, Inc.*	2,660
888	Verastem, Inc.*	2,016
618	Versartis, Inc.*	7,818
364	Vitae Pharmaceuticals, Inc.*	5,227
461	Vital Therapies, Inc.*	4,333
2,852	VIVUS, Inc.*	3,565
707	Vocera Communications, Inc.*	9,283
169	vTv Therapeutics, Inc., Class A*	1,148
1,210	WellCare Health Plans, Inc.*	99,801
1,977	West Pharmaceutical Services, Inc.	124,650
2,450	Wright Medical Group N.V.*	52,479
111	XBiotech, Inc.*	829
781	Xencor, Inc.*	12,558
1,614	XenoPort, Inc.*	9,749
2,504	XOMA Corp.*	3,330
453	Zafgen, Inc.*	7,660
885	ZELTIQ Aesthetics, Inc.*	26,886
3,151	ZIOPHARM Oncology, Inc.*	41,215
678	Zogenix, Inc.*	10,462
499	ZS Pharma, Inc.*	44,890
95	Zynerba Pharmaceuticals, Inc.*	1,289
		7,792,691

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 6.6%

1,124	AAON, Inc.	$27,774
975	AAR Corp.	23,946
1,538	ABM Industries, Inc.	45,632
1,402	Acacia Research Corp.	8,286
3,020	ACCO Brands Corp.*	23,314
1,068	Accuride Corp.*	2,755
1,636	Actuant Corp., Class A	40,507
924	Advanced Drainage Systems, Inc.	24,772
1,166	Advisory Board Co. (The)*	62,777
1,007	Aegion Corp.*	22,194
1,720	Aerojet Rocketdyne Holdings, Inc.*	30,169
542	Aerovironment, Inc.*	13,864
1,450	Air Transport Services Group, Inc.*	13,789
1,714	Aircastle Ltd.	35,925
266	Alamo Group, Inc.	15,210
778	Albany International Corp., Class A	30,311
368	Allegiant Travel Co.	64,448
171	Allied Motion Technologies, Inc.	4,083
725	Altra Industrial Motion Corp.	20,314
551	Ameresco, Inc., Class A*	3,763
260	American Railcar Industries, Inc.	14,698
203	American Science & Engineering, Inc.	8,879
353	American Woodmark Corp.*	28,950
802	Apogee Enterprises, Inc.	40,276
1,103	Applied Industrial Technologies, Inc.	47,043
1,121	ARC Document Solutions, Inc.*	5,672
714	ArcBest Corp.	17,193
356	Argan, Inc.	13,994
521	Astec Industries, Inc.	20,996
605	Astronics Corp.*	23,407
687	Atlas Air Worldwide Holdings, Inc.*	28,387
708	AZZ, Inc.	42,154
1,505	Barnes Group, Inc.	57,973
196	Barrett Business Services, Inc.	8,751
1,363	Beacon Roofing Supply, Inc.*	58,296
1,336	Blount International, Inc.	7,749
140	Blue Bird Corp.*	1,523
1,312	Brady Corp., Class A	34,624
1,225	Briggs & Stratton Corp.	23,324
1,336	Brink’s Co. (The)	42,992
1,393	Builders FirstSource, Inc.*	18,750
474	CAI International, Inc.*	5,299
1,088	Casella Waste Systems, Inc., Class A*	7,377
1,360	CBIZ, Inc.*	14,566
392	CDI Corp.	2,681
919	CEB, Inc.	71,011
798	CECO Environmental Corp.	6,935
751	Celadon Group, Inc.	10,439
839	Chart Industries, Inc.*	17,896
471	CIRCOR International, Inc.	21,407
2,948	Civeo Corp.*	5,719
1,378	CLARCOR, Inc.	72,800
551	Columbus McKinnon Corp.	11,373
1,025	Comfort Systems USA, Inc.	32,533
825	Commercial Vehicle Group, Inc.*	2,805
865	Continental Building Products, Inc.*	15,778
322	Covenant Transportation Group, Inc., Class A*	6,765
252	CRA International, Inc.*	5,751
595	Cubic Corp.	28,893
1,306	Curtiss-Wright Corp.	91,955
1,372	Deluxe Corp.	80,468
1,992	DigitalGlobe, Inc.*	33,665
614	Douglas Dynamics, Inc.	14,282
304	Ducommun, Inc.*	5,089
346	DXP Enterprises, Inc.*	11,332
936	Dycom Industries, Inc.*	81,788
610	Eagle Bulk Shipping, Inc.*	1,848
814	Echo Global Logistics, Inc.*	19,210
1,722	EMCOR Group, Inc.	86,789
570	Encore Wire Corp.	24,892
1,221	EnerSys	71,917
493	Engility Holdings, Inc.	17,058
709	Ennis, Inc.	14,173
757	Enphase Energy, Inc.*	1,264
627	EnPro Industries, Inc.	31,438
717	ESCO Technologies, Inc.	28,128
1,053	Essendant, Inc.	38,140
812	Esterline Technologies Corp.*	77,205
288	ExOne Co. (The)*	2,857
714	Exponent, Inc.	36,864
1,718	Federal Signal Corp.	28,965
851	Forward Air Corp.	40,925
338	Franklin Covey Co.*	5,182
1,308	Franklin Electric Co., Inc.	42,654
338	FreightCar America, Inc.	8,197
1,143	FTI Consulting, Inc.*	42,725
6,888	FuelCell Energy, Inc.*	5,953
1,038	Furmanite Corp.*	8,501
549	G&K Services, Inc., Class A	36,602
1,900	Generac Holdings, Inc.*	60,990
1,343	General Cable Corp.	20,467
851	Gibraltar Industries, Inc.*	22,713
590	Global Brass & Copper Holdings, Inc.	13,723
1,836	Golden Ocean Group Ltd.	3,103
523	Gorman-Rupp Co. (The)	16,794
359	GP Strategies Corp.*	10,199
278	Graham Corp.	4,993
1,081	Granite Construction, Inc.	44,072
1,659	Great Lakes Dredge & Dock Corp.*	7,515
725	Greenbrier Cos., Inc. (The)	24,563
940	Griffon Corp.	17,052
858	H&E Equipment Services, Inc.	17,169
2,200	Harsco Corp.	22,968
1,311	Hawaiian Holdings, Inc.*	47,458
541	HC2 Holdings, Inc.*	3,387
1,964	Healthcare Services Group, Inc.	72,550
1,384	Heartland Express, Inc.	26,517
528	HEICO Corp.	27,181
1,097	HEICO Corp., Class A	47,610
503	Heidrick & Struggles International, Inc.	14,517
345	Heritage-Crystal Clean, Inc.*	3,761
1,639	Herman Miller, Inc.	51,973
1,005	Hill International, Inc.*	3,467
1,729	Hillenbrand, Inc.	52,371
1,222	HNI Corp.	54,086
991	Hub Group, Inc., Class A*	38,183
180	Hurco Cos., Inc.	4,797
636	Huron Consulting Group, Inc.*	36,894
260	Hyster-Yale Materials Handling, Inc.	15,036
536	ICF International, Inc.*	19,098
1,020	InnerWorkings, Inc.*	8,731
532	Insperity, Inc.	22,961
506	Insteel Industries, Inc.	12,346
1,815	Interface, Inc.	36,082
803	John Bean Technologies Corp.	39,267
301	Kadant, Inc.	13,036
748	Kaman Corp.	30,025
817	Kelly Services, Inc., Class A	13,750
920	KEYW Holding Corp. (The)*	5,879
678	Kforce, Inc.	18,265
943	Kimball International, Inc., Class B	11,665

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,449	KLX, Inc.*	$46,513
1,718	Knight Transportation, Inc.	45,561
1,341	Knoll, Inc.	29,877
1,385	Korn/Ferry International	50,968
1,243	Kratos Defense & Security Solutions, Inc.*	5,780
285	L.B. Foster Co., Class A	3,534
159	Lawson Products, Inc./DE*	4,449
324	Lindsay Corp.	22,602
595	LSI Industries, Inc.	7,033
467	Lydall, Inc.*	17,008
657	Marten Transport Ltd.	11,879
829	Masonite International Corp.*	54,681
1,834	MasTec, Inc.*	37,469
1,194	Matson, Inc.	61,742
906	Matthews International Corp., Class A	54,188
718	McGrath RentCorp	20,951
2,682	Meritor, Inc.*	28,805
404	Milacron Holdings Corp.*	5,947
311	Miller Industries, Inc.	6,826
460	Mistras Group, Inc.*	9,904
1,259	Mobile Mini, Inc.	44,632
1,064	Moog, Inc., Class A*	70,298
2,830	MRC Global, Inc.*	41,856
805	MSA Safety, Inc.	37,755
1,565	Mueller Industries, Inc.	49,282
4,420	Mueller Water Products, Inc., Class A	41,194
347	Multi-Color Corp.	21,691
574	MYR Group, Inc.*	12,169
133	National Presto Industries, Inc.	11,563
1,325	Navigant Consulting, Inc.*	23,188
2,236	Navios Maritime Holdings, Inc.	3,555
1,401	Navistar International Corp.*	20,329
745	NCI Building Systems, Inc.*	8,836
288	Neff Corp., Class A*	2,393
187	NL Industries, Inc.*	666
737	NN, Inc.	12,566
265	Nortek, Inc.*	12,757
262	Northwest Pipe Co.*	3,107
140	NV5 Holdings, Inc.*	3,252
79	Omega Flex, Inc.	3,162
1,421	On Assignment, Inc.*	66,332
768	Orion Marine Group, Inc.*	3,364
84	PAM Transportation Services, Inc.*	2,595
241	Park-Ohio Holdings Corp.	10,122
350	Patrick Industries, Inc.*	14,501
4,567	Pendrell Corp.*	2,435
1,312	PGT, Inc.*	14,589
4,765	Plug Power, Inc.*	10,483
592	Ply Gem Holdings, Inc.*	7,814
250	Powell Industries, Inc.	8,778
128	Power Solutions International, Inc.*	3,013
617	PowerSecure International, Inc.*	8,626
73	Preformed Line Products Co.	3,057
1,065	Primoris Services Corp.	24,580
640	Proto Labs, Inc.*	43,322
789	Quad/Graphics, Inc.	8,142
930	Quanex Building Products Corp.	17,307
1	R.R. Donnelley & Sons Co.	10
861	Radiant Logistics, Inc.*	3,685
1,038	Raven Industries, Inc.	17,303
643	RBC Bearings, Inc.*	45,409
672	Real Industry, Inc.*	6,908
1,396	Republic Airways Holdings, Inc.*	5,919
1,032	Resources Connection, Inc.	18,834
2,797	Rexnord Corp.*	57,143
773	Roadrunner Transportation Systems, Inc.*	8,518
1,491	RPX Corp.*	20,680
973	Rush Enterprises, Inc., Class A*	23,673
1,041	Safe Bulkers, Inc.	1,416
689	Saia, Inc.*	16,887
9,233	Scorpio Bulkers, Inc.*	8,334
1,157	Simpson Manufacturing Co., Inc.	42,959
1,420	SkyWest, Inc.	29,266
460	SP Plus Corp.*	11,578
272	Sparton Corp.*	5,772
351	Standex International Corp.	31,369
2,288	Steelcase, Inc., Class A	45,760
406	Stock Building Supply Holdings, Inc.*	6,979
624	Sun Hydraulics Corp.	20,548
492	Sunrun, Inc.*	3,272
2,419	Swift Transportation Co.*	38,631
914	TAL International Group, Inc.*	18,445
1,468	TASER International, Inc.*	27,452
571	Team, Inc.*	21,801
971	Teledyne Technologies, Inc.*	89,827
506	Tennant Co.	31,509
1,655	Tetra Tech, Inc.	45,992
608	Textainer Group Holdings Ltd.	9,381
881	Thermon Group Holdings, Inc.*	16,043
1,187	Titan International, Inc.	5,152
476	Titan Machinery, Inc.*	5,983
470	TRC Cos., Inc.*	5,006
881	Trex Co., Inc.*	38,147
1,244	TriMas Corp.*	26,908
1,131	TriNet Group, Inc.*	22,337
1,152	TrueBlue, Inc.*	33,742
1,031	Tutor Perini Corp.*	19,424
230	Twin Disc, Inc.	2,657
587	Ultrapetrol (Bahamas) Ltd.*	247
408	UniFirst Corp.	44,301
1,106	Univar, Inc.*	20,948
553	Universal Forest Products, Inc.	42,725
217	Universal Truckload Services, Inc.	3,524
595	US Ecology, Inc.	22,515
269	USA Truck, Inc.*	5,364
2,536	UTi Worldwide, Inc.*	17,752
289	Vectrus, Inc.*	6,982
224	Veritiv Corp.*	8,841
551	Viad Corp.	17,009
452	Vicor Corp.*	4,186
692	Virgin America, Inc.*	25,182
262	Volt Information Sciences, Inc.*	2,201
114	VSE Corp.	7,044
1,866	Wabash National Corp.*	24,202
982	WageWorks, Inc.*	41,774
774	Watts Water Technologies, Inc., Class A	42,965
1,219	Werner Enterprises, Inc.	32,864
1,696	Wesco Aircraft Holdings, Inc.*	22,692
1,434	West Corp.	36,567
1,795	Woodward, Inc.	90,522
302	Xerium Technologies, Inc.*	3,515
1,965	XPO Logistics, Inc.*	59,933
900	YRC Worldwide, Inc.*	15,237
		6,095,551
	Information Technology — 9.5%

316	6D Global Technologies, Inc.*^	461
932	A10 Networks, Inc.*	7,186
3,207	ACI Worldwide, Inc.*	75,429
2,148	Acxiom Corp.*	49,189
1,372	ADTRAN, Inc.	22,377

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,123	Advanced Energy Industries, Inc.*	$32,758
17,475	Advanced Micro Devices, Inc.*	41,241
641	Aerohive Networks, Inc.*	3,910
421	Agilysys, Inc.*	4,673
221	Alarm.com Holdings, Inc.*	3,885
399	Alliance Fiber Optic Products, Inc.	6,328
526	Alpha & Omega Semiconductor Ltd.*	5,123
861	Ambarella, Inc.*	54,079
485	Amber Road, Inc.*	2,333
685	American Software, Inc., Class A	7,090
2,717	Amkor Technology, Inc.*	18,476
1,203	Angie’s List, Inc.*	13,004
784	Anixter International, Inc.*	53,437
141	Apigee Corp.*	1,004
155	Appfolio, Inc., Class A*	2,540
2,224	Applied Micro Circuits Corp.*	16,280
466	Applied Optoelectronics, Inc.*	8,737
2,346	Aspen Technology, Inc.*	103,107
1,125	AVG Technologies N.V.*	23,726
888	Avid Technology, Inc.*	6,740
1,269	AVX Corp.	17,119
3,119	Axcelis Technologies, Inc.*	8,234
398	Badger Meter, Inc.	24,210
1,833	Bankrate, Inc.*	26,725
222	Barracuda Networks, Inc.*	4,225
1,676	Bazaarvoice, Inc.*	7,760
285	Bel Fuse, Inc., Class B	5,905
1,172	Belden, Inc.	73,566
1,440	Benchmark Electronics, Inc.*	30,902
217	Benefitfocus, Inc.*	8,793
422	Black Box Corp.	4,773
1,288	Blackbaud, Inc.	79,573
1,492	Blackhawk Network Holdings, Inc.*	70,646
1,124	Blucora, Inc.*	11,948
1,124	Bottomline Technologies (de), Inc.*	34,743
355	Box, Inc., Class A*	4,970
894	Brightcove, Inc.*	6,240
801	BroadSoft, Inc.*	32,064
1,854	Brooks Automation, Inc.	20,672
679	Cabot Microelectronics Corp.*	28,491
664	CACI International, Inc., Class A*	66,573
995	CalAmp Corp.*	18,388
1,220	Calix, Inc.*	9,662
1,518	Callidus Software, Inc.*	31,498
498	Carbonite, Inc.*	4,855
1,233	Cardtronics, Inc.*	46,373
526	Care.com, Inc.*	3,629
373	Cascade Microtech, Inc.*	6,061
315	Cass Information Systems, Inc.	16,969
1,519	Cavium, Inc.*	101,940
566	CEVA, Inc.*	14,371
596	ChannelAdvisor Corp.*	7,814
1,156	Checkpoint Systems, Inc.	7,271
2,166	Ciber, Inc.*	7,646
3,391	Ciena Corp.*	84,911
901	Cimpress N.V.*	83,108
1,742	Cirrus Logic, Inc.*	57,591
310	Clearfield, Inc.*	4,188
29	Code Rebel Corp.*	108
655	Coherent, Inc.*	44,488
712	Cohu, Inc.	9,334
1,243	CommVault Systems, Inc.*	50,938
945	comScore, Inc.*	39,784
447	Comtech Telecommunications Corp.	9,847
883	Constant Contact, Inc.*	27,629
572	Control4 Corp.*	4,164
2,715	Convergys Corp.	69,938
1,482	Cornerstone OnDemand, Inc.*	53,219
1,121	Cray, Inc.*	38,865
900	CSG Systems International, Inc.	32,157
912	CTS Corp.	17,310
642	Cvent, Inc.*	23,195
1,056	Daktronics, Inc.	9,156
565	Datalink Corp.*	4,153
917	Demandware, Inc.*	46,905
1,221	DHI Group, Inc.*	11,380
1,781	Diebold, Inc.	61,747
685	Digi International, Inc.*	8,569
210	Digimarc Corp.*	7,472
1,547	Digital Turbine, Inc.*	2,382
1,030	Diodes, Inc.*	23,989
614	DSP Group, Inc.*	6,404
486	DTS, Inc.*	12,505
2,832	EarthLink Holdings Corp.	26,026
482	Eastman Kodak Co.*	6,285
737	Ebix, Inc.	27,645
458	Electro Rent Corp.	4,740
1,288	Electronics For Imaging, Inc.*	63,215
808	Ellie Mae, Inc.*	51,583
537	EMCORE Corp.*	3,893
1,610	Endurance International Group Holdings, Inc.*	22,492
744	EnerNOC, Inc.*	3,169
3,853	Entegris, Inc.*	52,478
1,064	Envestnet, Inc.*	34,563
1,344	EPAM Systems, Inc.*	105,813
889	EPIQ Systems, Inc.	12,028
154	ePlus, Inc.*	13,581
1,425	Euronet Worldwide, Inc.*	110,751
1,808	Everi Holdings, Inc.*	6,907
1,807	EVERTEC, Inc.	31,044
593	Everyday Health, Inc.*	3,647
1,081	Exar Corp.*	6,962
915	ExlService Holdings, Inc.*	42,795
2,749	Extreme Networks, Inc.*	12,151
973	Fabrinet*	23,284
853	Fair Isaac Corp.	81,248
3,199	Fairchild Semiconductor International, Inc.*	62,508
477	FARO Technologies, Inc.*	14,353
1,142	FEI Co.	91,371
2,855	Finisar Corp.*	34,460
652	Five9, Inc.*	4,336
1,050	Fleetmatics Group PLC*	62,685
1,582	FormFactor, Inc.*	13,779
276	Forrester Research, Inc.	9,009
751	Gigamon, Inc.*	20,345
420	Globant S.A.*	14,767
3,306	Glu Mobile, Inc.*	11,174
1,543	Gogo, Inc.*	27,697
2,066	GrubHub, Inc.*	52,972
945	GSI Group, Inc.*	13,542
672	GTT Communications, Inc.*	14,240
523	Guidance Software, Inc.*	3,190
1,928	Guidewire Software, Inc.*	114,388
658	Hackett Group, Inc. (The)	12,463
2,432	Harmonic, Inc.*	13,449
1,005	Heartland Payment Systems, Inc.	79,737
208	Hortonworks, Inc.*	3,534
517	HubSpot, Inc.*	28,027
1,441	II-VI, Inc.*	26,831
965	Imation Corp.*	1,882
770	Immersion Corp.*	10,326
729	Imperva, Inc.*	54,405

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,656	Infinera Corp.*	$82,333
1,557	Infoblox, Inc.*	23,417
1,052	Inphi Corp.*	33,822
1,065	Insight Enterprises, Inc.*	28,521
4,076	Integrated Device Technology, Inc.*	114,291
873	Integrated Silicon Solution, Inc.	19,983
475	Interactive Intelligence Group, Inc.*	16,368
991	InterDigital, Inc.	52,216
1,510	Internap Corp.*	10,842
3,622	Intersil Corp., Class A	52,447
1,104	Intralinks Holdings, Inc.*	11,294
2,128	InvenSense, Inc.*	24,664
1,056	Itron, Inc.*	37,963
1,666	Ixia*	21,758
682	IXYS Corp.	8,682
1,324	j2 Global, Inc.	106,542
1,282	Jive Software, Inc.*	6,436
801	Kimball Electronics, Inc.*	9,179
2,398	Knowles Corp.*	39,495
1,827	Kopin Corp.*	5,243
442	KVH Industries, Inc.*	4,358
3,209	Lattice Semiconductor Corp.*	20,185
1,672	Limelight Networks, Inc.*	2,826
1,767	Lionbridge Technologies, Inc.*	9,365
662	Liquidity Services, Inc.*	4,515
620	Littelfuse, Inc.	67,307
1,567	LivePerson, Inc.*	12,223
676	LogMeIn, Inc.*	48,280
504	Luxoft Holding, Inc.*	39,045
644	M/A-COM Technology Solutions Holdings, Inc.*	23,796
2,027	Manhattan Associates, Inc.*	155,268
666	ManTech International Corp., Class A	22,304
895	Marchex, Inc., Class B	3,813
822	Marin Software, Inc.*	3,198
956	Marketo, Inc.*	28,938
2,057	Mattson Technology, Inc.*	6,130
1,810	MAXIMUS, Inc.	102,718
1,421	MaxLinear, Inc., Class A*	24,867
188	MaxPoint Interactive, Inc.*	305
2,747	Mentor Graphics Corp.	51,451
939	Mercury Systems, Inc.*	18,386
79	Mesa Laboratories, Inc.	8,548
1,054	Methode Electronics, Inc.	38,028
2,615	Microsemi Corp.*	94,166
255	MicroStrategy, Inc., Class A*	44,209
196	MINDBODY, Inc., Class A*	3,459
4	Mitel Networks Corp.*	35
1,466	MKS Instruments, Inc.	54,051
1,068	MobileIron, Inc.*	4,635
575	Model N, Inc.*	6,693
1,037	ModusLink Global Solutions, Inc.*	2,831
804	MoneyGram International, Inc.*	7,059
1,086	Monolithic Power Systems, Inc.	74,206
1,100	Monotype Imaging Holdings, Inc.	29,073
2,500	Monster Worldwide, Inc.*	16,100
409	MTS Systems Corp.	26,021
250	Multi-Fineline Electronix, Inc.*	6,170
659	Nanometrics, Inc.*	10,386
767	NeoPhotonics Corp.*	7,961
883	NETGEAR, Inc.*	38,949
2,528	NetScout Systems, Inc.*	83,677
1,521	NeuStar, Inc., Class A*	38,329
159	New Relic, Inc.*	5,980
1,095	Newport Corp.*	18,166
1,801	NIC, Inc.	36,758
1,392	Nimble Storage, Inc.*	14,574
1,035	Novatel Wireless, Inc.*	1,904
133	NVE Corp.	7,921
2,686	Oclaro, Inc.*	9,240
1,596	OmniVision Technologies, Inc.*	46,603
718	OPOWER, Inc.*	6,742
544	OSI Systems, Inc.*	50,935
292	Park City Group, Inc.*	3,373
560	Park Electrochemical Corp.	9,806
867	Paycom Software, Inc.*	37,801
425	Paylocity Holding Corp.*	18,675
294	PC Connection, Inc.*	6,562
742	PDF Solutions, Inc.*	8,273
982	Pegasystems, Inc.	29,008
973	Perficient, Inc.*	17,008
331	PFSweb, Inc.*	4,363
1,825	Photronics, Inc.*	20,020
968	Plantronics, Inc.	51,217
923	Plexus Corp.*	34,336
4,793	PMC-Sierra, Inc.*	56,701
3,710	Polycom, Inc.*	50,567
808	Power Integrations, Inc.	41,774
1,390	Progress Software Corp.*	33,346
1,083	Proofpoint, Inc.*	79,395
657	PROS Holdings, Inc.*	16,156
535	Q2 Holdings, Inc.*	14,702
281	QAD, Inc., Class A	6,522
2,509	Qlik Technologies, Inc.*	79,811
2,397	QLogic Corp.*	30,921
683	Qualys, Inc.*	26,268
5,918	Quantum Corp.*	5,213
977	QuinStreet, Inc.*	4,778
1,677	Quotient Technology, Inc.*	11,638
3,172	Rambus, Inc.*	37,842
220	Rapid7, Inc.*	3,769
1,108	RealD, Inc.*	11,634
637	RealNetworks, Inc.*	2,637
1,450	RealPage, Inc.*	32,205
234	Reis, Inc.	5,857
1,056	RetailMeNot, Inc.*	10,307
1,472	RingCentral, Inc., Class A*	33,724
725	Rocket Fuel, Inc.*	2,530
774	Rofin-Sinar Technologies, Inc.*	22,245
512	Rogers Corp.*	28,380
2,429	Rovi Corp.*	28,686
705	Rubicon Project, Inc. (The)*	10,399
2,070	Ruckus Wireless, Inc.*	23,702
877	Rudolph Technologies, Inc.*	12,480
2,270	Sanmina Corp.*	51,461
656	Sapiens International Corp. N.V.	7,137
786	ScanSource, Inc.*	30,198
1,265	Science Applications International Corp.	63,554
758	SciQuest, Inc.*	9,786
916	Seachange International, Inc.*	6,385
1,824	Semtech Corp.*	36,662
1,618	ServiceSource International, Inc.*	8,737
1,773	ShoreTel, Inc.*	18,191
539	Shutterstock, Inc.*	19,550
972	Sigma Designs, Inc.*	8,442
956	Silicon Graphics International Corp.*	5,602
1,173	Silicon Laboratories, Inc.*	63,471
1,001	Silver Spring Networks, Inc.*	13,343
1,358	Sonus Networks, Inc.*	9,560
454	SPS Commerce, Inc.*	33,741
392	Stamps.com, Inc.*	39,733
1,399	Stratasys Ltd.*	34,975
1,013	Super Micro Computer, Inc.*	24,879
1,071	Sykes Enterprises, Inc.*	34,079

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,012	Synaptics, Inc.*	$90,847
1,065	Synchronoss Technologies, Inc.*	41,929
790	SYNNEX Corp.	74,473
862	Syntel, Inc.*	41,747
2,324	Take-Two Interactive Software, Inc.*	82,200
1,071	Tangoe, Inc.*	9,211
1,007	Tech Data Corp.*	68,124
538	TechTarget, Inc.*	4,654
1,380	TeleCommunication Systems, Inc., Class A*	6,790
776	Telenav, Inc.*	5,517
447	TeleTech Holdings, Inc.	12,972
1,445	Tessera Technologies, Inc.	46,023
544	Textura Corp.*	13,138
2,667	TiVo, Inc.*	23,976
191	Travelzoo, Inc.*	1,624
1,344	TrueCar, Inc.*	10,792
1,622	TTM Technologies, Inc.*	12,716
428	TubeMogul, Inc.*	5,299
925	Tyler Technologies, Inc.*	165,057
841	Ubiquiti Networks, Inc.*	29,342
869	Ultra Clean Holdings, Inc.*	4,406
758	Ultratech, Inc.*	12,590
1,371	Unisys Corp.*	17,631
403	United Online, Inc.*	4,635
1,105	Universal Display Corp.*	58,079
246	Varonis Systems, Inc.*	4,391
806	VASCO Data Security International, Inc.*	15,056
1,109	Veeco Instruments, Inc.*	22,679
1,686	Verint Systems, Inc.*	78,989
1,174	ViaSat, Inc.*	72,765
2,496	Violin Memory, Inc.*	3,270
1,244	VirnetX Holding Corp.*	3,234
814	Virtusa Corp.*	40,090
3,721	Vishay Intertechnology, Inc.	44,354
346	Vishay Precision Group, Inc.*	4,162
1,204	Web.com Group, Inc.*	29,149
1,038	WebMD Health Corp.*	47,219
514	Wix.com Ltd.*	12,773
201	Workiva, Inc.*	3,769
212	Xactly Corp.*	2,073
1,499	Xcerra Corp.*	9,069
727	XO Group, Inc.*	12,243
624	Xura, Inc.*	16,143
1,476	Zendesk, Inc.*	37,800
1,580	Zix Corp.*	8,864
		8,739,092
	Materials — 2.0%

805	A. Schulman, Inc.	27,861
109	AEP Industries, Inc.*	9,939
4,885	AK Steel Holding Corp.*	11,626
800	American Vanguard Corp.	12,608
1,929	Axiall Corp.	40,200
854	Balchem Corp.	58,490
3,280	Berry Plastics Group, Inc.*	119,261
1,086	Boise Cascade Co.*	33,992
1,448	Calgon Carbon Corp.	24,486
1,385	Carpenter Technology Corp.	49,777
1,354	Century Aluminum Co.*	5,050
190	Chase Corp.	8,436
1,845	Chemtura Corp.*	56,678
524	Clearwater Paper Corp.*	25,576
4,211	Cliffs Natural Resources, Inc.*	9,433
3,735	Coeur Mining, Inc.*	9,562
3,179	Commercial Metals Co.	47,017
211	Core Molding Technologies, Inc.*	3,007
302	Deltic Timber Corp.	19,799
2,005	Ferro Corp.*	24,080
1,469	Flotek Industries, Inc.*	16,776
671	FutureFuel Corp.	9,609
1,785	Globe Specialty Metals, Inc.	18,153
846	Greif, Inc., Class A	30,008
1,385	H.B. Fuller Co.	55,137
72	Handy & Harman Ltd.*	1,658
292	Hawkins, Inc.	11,972
342	Haynes International, Inc.	13,372
2,026	Headwaters, Inc.*	38,838
10,174	Hecla Mining Co.	19,636
1,557	Horsehead Holding Corp.*	3,830
540	Innophos Holdings, Inc.	16,049
666	Innospec, Inc.	38,894
1,543	Intrepid Potash, Inc.*	5,539
471	Kaiser Aluminum Corp.	40,374
2,340	KapStone Paper and Packaging Corp.	56,792
266	KMG Chemicals, Inc.	5,248
564	Koppers Holdings, Inc.*	12,876
861	Kraton Performance Polymers, Inc.*	19,157
576	Kronos Worldwide, Inc.	3,727
3,913	Louisiana-Pacific Corp.*	71,999
542	LSB Industries, Inc.*	3,854
554	Materion Corp.	16,077
954	Minerals Technologies, Inc.	58,709
670	Myers Industries, Inc.	10,385
459	Neenah Paper, Inc.	30,510
4,533	Olin Corp.	98,683
250	Olympic Steel, Inc.	2,815
1,287	OMNOVA Solutions, Inc.*	9,678
1,188	P. H. Glatfelter Co.	21,134
2,450	PolyOne Corp.	88,151
366	Quaker Chemical Corp.	31,194
1,117	Rayonier Advanced Materials, Inc.	12,522
630	Rentech, Inc.*	1,802
301	Ryerson Holding Corp.*	1,493
727	Schnitzer Steel Industries, Inc., Class A	12,003
837	Schweitzer-Mauduit International, Inc.	35,003
1,204	Senomyx, Inc.*	5,575
1,284	Sensient Technologies Corp.	85,823
530	Stepan Co.	27,592
3,316	Stillwater Mining Co.*	31,038
702	Summit Materials, Inc., Class A*	15,985
1,792	SunCoke Energy, Inc.	6,774
1,097	TimkenSteel Corp.	11,200
555	Trecora Resources*	8,025
688	Tredegar Corp.	10,843
315	Trinseo S.A.*	8,996
1,747	Tronox Ltd., Class A	10,168
55	United States Lime & Minerals, Inc.	2,850
401	US Concrete, Inc.*	23,551
525	Valhi, Inc.	961
1,126	Wausau Paper Corp.	11,530
1,319	Worthington Industries, Inc.	40,586
		1,822,032
	Telecommunication Services — 0.5%

2,422	8x8, Inc.*	28,580
282	Atlantic Tele-Network, Inc.	22,185
1,006	Boingo Wireless, Inc.*	6,660
5,761	Cincinnati Bell, Inc.*	21,719
1,265	Cogent Communications Holdings, Inc.	42,453
1,388	Consolidated Communications Holdings, Inc.	30,244
573	FairPoint Communications, Inc.*	10,492

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
960	General Communication, Inc., Class A*	$19,939
13,080	Globalstar, Inc.*	28,514
296	Hawaiian Telcom Holdco, Inc.*	7,024
460	IDT Corp., Class B	5,745
1,689	inContact, Inc.*	16,670
922	Inteliquent, Inc.	17,712
772	Intelsat S.A.*	3,590
2,257	Iridium Communications, Inc.*	18,440
625	Lumos Networks Corp.	7,369
477	NTELOS Holdings Corp.*	4,374
1,642	ORBCOMM, Inc.*	10,525
357	pdvWireless, Inc.*	9,443
1,277	Premiere Global Services, Inc.*	17,712
664	Shenandoah Telecommunications Co.	32,058
597	Spok Holdings, Inc.	11,027
257	Straight Path Communications, Inc., Class B*	3,084
5,100	Vonage Holdings Corp.*	32,895
2,770	Windstream Holdings, Inc.	17,257
		425,711
	Utilities — 1.9%

1,348	Abengoa Yield PLC	19,519
1,339	ALLETE, Inc.	68,222
1,038	American States Water Co.	43,420
215	Artesian Resources Corp., Class A	5,635
3,349	Atlantic Power Corp.	6,698
1,711	Avista Corp.	59,218
1,231	Black Hills Corp.	52,834
1,315	California Water Service Group	29,627
418	Chesapeake Utilities Corp.	22,275
1,662	Cleco Corp.	83,283
306	Connecticut Water Service, Inc.	11,111
405	Consolidated Water Co., Ltd.	4,925
3,521	Dynegy, Inc.*	56,759
1,110	El Paso Electric Co.	42,901
1,198	Empire District Electric Co. (The)	27,278
344	Genie Energy Ltd., Class B*	3,932
1,383	IDACORP, Inc.	94,099
1,190	Laclede Group, Inc. (The)	69,448
952	MGE Energy, Inc.	41,383
443	Middlesex Water Co.	11,354
2,351	New Jersey Resources Corp.	70,648
751	Northwest Natural Gas Co.	36,649
1,292	NorthWestern Corp.	70,453
948	NRG Yield, Inc., Class A	12,883
1,725	NRG Yield, Inc., Class C	24,391
1,445	ONE Gas, Inc.	70,444
1,022	Ormat Technologies, Inc.	37,558
1,030	Otter Tail Corp.	27,429
1,532	Pattern Energy Group, Inc.	27,438
2,164	Piedmont Natural Gas Co., Inc.	125,837
2,188	PNM Resources, Inc.	63,452
2,439	Portland General Electric Co.	90,048
435	SJW Corp.	13,211
1,880	South Jersey Industries, Inc.	43,165
1,287	Southwest Gas Corp.	72,175
83	Spark Energy, Inc., Class A	1,499
2,292	Talen Energy Corp.*	17,855
1,181	TerraForm Global, Inc., Class A	4,759
1,555	UIL Holdings Corp.	79,072
384	Unitil Corp.	13,490
568	Vivint Solar, Inc.*	4,595
1,366	WGL Holdings, Inc.	84,228
353	York Water Co. (The)	8,423
		1,753,623
	Total Common Stocks (Cost $47,581,577)	49,004,317

No. of Rights
	Rights — 0.0%‡
636	Furiex Pharmaceuticals, Inc., at $30.00*^(c)	6,214
3,034	Leap Wireless International, Inc.*^(c)	7,645
363	Omthera Pharmaceuticals, Inc., at $4.70*^(c)	—
	Total Rights (Cost $—)	13,859

No. of Warrants
	Warrants — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(c)	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a)(b) — 3.3%
$3,062,896	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $3,062,904	3,062,896
	Total Repurchase Agreements (Cost $3,062,896)	3,062,896
	Total Investment Securities (Cost $50,644,473) — 56.6%	52,081,072
	Other assets less liabilities — 43.4%	39,999,308
	Net Assets — 100.0%	$92,080,380

See accompanying notes to the financial statements.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2015, the value of these securities amounted to $14,320 or 0.02% of net assets.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $14,374,310.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	Security has been deemed illiquid at November 30, 2015.

REIT	Real Estate Investment Trust

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,078,951)
Net unrealized appreciation	$(3,078,951)
Federal income tax cost of investments	$55,160,023

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	116	12/18/15	$13,867,800	$329,769

Cash collateral in the amount of $626,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2015.

Swap Agreements(1)

UltraPro Russell2000 had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$894,774	01/06/16	Bank of America, N.A.	(0.11)%	Russell 2000® Index	$19,069,322	$(19,069,322)	$—	$—
32,372,667	04/06/16	Citibank, N.A.	(0.04)%	Russell 2000® Index	2,575,736	(2,567,588)	(8,148)	—
9,332,462	11/06/17	Credit Suisse International	(0.06)%	Russell 2000® Index	(3,553)	—	3,553	—

3,786,769	11/07/16	Deutsche Bank AG	(0.24)%	iShares® Russell 2000 ETF	2,992,877	—	—	—
21,596,881	11/06/17	Deutsche Bank AG	(0.04)%	Russell 2000® Index	630,274	—	—	—
25,383,650					3,623,151	—	(3,623,151)	—
354,017	12/07/15	Goldman Sachs International	(0.44)%	iShares® Russell 2000 ETF	249,229	—	—	—
9,317,612	02/08/16	Goldman Sachs International	0.06%	Russell 2000® Index	737,531	—	—	—
9,671,629					986,760	(857,646)	—	129,114
5,957,568	11/06/17	Morgan Stanley & Co. International PLC	(0.06)%	Russell 2000® Index	169,377	—	—	—
6,919,652	11/07/16	Morgan Stanley & Co. International PLC	(0.31)%	iShares® Russell 2000 ETF	6,274,998	—	—	—
12,877,220					6,444,375	(6,444,375)	—	—
33,571,740	11/06/17	Societe Generale	0.19%	Russell 2000® Index	218,708	—	(218,708)	—
89,234,074	11/07/16	UBS AG	0.04%	Russell 2000® Index	5,583,101	(5,581,608)	(1,493)	—
$213,338,216					$38,497,600

See accompanying notes to the financial statements.

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) — 81.6%
	Banks — 25.3%

23,854	Associated Banc-Corp	$489,246
13,841	BancorpSouth, Inc.	372,323
1,662,461	Bank of America Corp.	28,976,695
6,908	Bank of Hawaii Corp.	477,964
12,408	Bank of the Ozarks, Inc.	673,506
16,422	BankUnited, Inc.	620,752
123,806	BB&T Corp.	4,781,388
3,394	BOK Financial Corp.	233,677
12,200	Cathay General Bancorp	418,704
27,665	CIT Group, Inc.	1,188,488
477,979	Citigroup, Inc.	25,853,884
85,302	Citizens Financial Group, Inc.	2,271,592
28,256	Comerica, Inc.	1,309,666
13,384	Commerce Bancshares, Inc./MO	614,614
8,829	Cullen/Frost Bankers, Inc.	616,176
22,844	East West Bancorp, Inc.	990,973
127,560	Fifth Third Bancorp	2,636,665
10,192	First Financial Bankshares, Inc.	365,995
37,164	First Horizon National Corp.	552,629
56,347	First Niagara Financial Group, Inc.	607,421
22,569	First Republic Bank/CA	1,554,101
26,324	FirstMerit Corp.	532,534
27,837	FNB Corp./PA	404,193
27,782	Fulton Financial Corp.	402,006
11,995	Glacier Bancorp, Inc.	352,413
12,400	Hancock Holding Co.	361,088
127,531	Huntington Bancshares, Inc./OH	1,490,837
5,328	IBERIABANK Corp.	337,635
8,867	International Bancshares Corp.	270,532
56,989	Investors Bancorp, Inc.	730,599
587,273	JPMorgan Chase & Co.	39,159,364
133,533	KeyCorp	1,750,618
25,399	M&T Bank Corp.	3,183,257
11,106	MB Financial, Inc.	396,928
17,901	PacWest Bancorp	841,705
49,229	People’s United Financial, Inc.	824,586
81,562	PNC Financial Services Group, Inc. (The)	7,789,987
16,436	Popular, Inc.	488,314
12,512	PrivateBancorp, Inc.	551,904
10,456	Prosperity Bancshares, Inc.	579,367
210,402	Regions Financial Corp.	2,133,476
8,080	Signature Bank/NY*	1,277,852
82,268	SunTrust Banks, Inc.	3,572,077
8,175	SVB Financial Group*	1,083,024
20,961	Synovus Financial Corp.	699,678
26,854	TCF Financial Corp.	411,403
7,276	Texas Capital Bancshares, Inc.*	431,321
10,728	Trustmark Corp.	270,882
262,877	U.S. Bancorp	11,537,671
6,656	UMB Financial Corp.	350,771
34,993	Umpqua Holdings Corp.	627,075
10,270	United Bankshares, Inc./WV	432,572
36,958	Valley National Bancorp	411,712
14,598	Webster Financial Corp.	586,986
741,836	Wells Fargo & Co.	40,875,165
14,449	Western Alliance Bancorp.*	560,477
7,659	Wintrust Financial Corp.	403,093
32,423	Zions Bancorp.	971,393
		202,690,954
	Capital Markets — 9.1%

8,621	Affiliated Managers Group, Inc.*	1,527,900
28,302	Ameriprise Financial, Inc.	3,196,711
175,721	Bank of New York Mellon Corp. (The)	7,703,609
20,345	BlackRock, Inc.	7,399,884
190,125	Charles Schwab Corp. (The)	6,409,114
46,081	E*TRADE Financial Corp.*	1,402,245
18,661	Eaton Vance Corp.	670,303
15,121	Federated Investors, Inc., Class B	473,590
8,220	Financial Engines, Inc.	296,167
61,411	Franklin Resources, Inc.	2,574,349
63,930	Goldman Sachs Group, Inc. (The)	12,147,979
68,083	Invesco Ltd.	2,293,716
23,413	Janus Capital Group, Inc.	369,691
17,422	Legg Mason, Inc.	773,188
13,010	LPL Financial Holdings, Inc.	598,200
241,962	Morgan Stanley	8,299,297
34,760	Northern Trust Corp.	2,604,914
31,110	NorthStar Asset Management Group, Inc./NY	423,096
20,351	Raymond James Financial, Inc.	1,195,214
22,129	SEI Investments Co.	1,203,596
64,811	State Street Corp.	4,703,982
11,026	Stifel Financial Corp.*	500,139
40,688	T. Rowe Price Group, Inc.	3,098,391
43,162	TD Ameritrade Holding Corp.	1,581,024
13,298	Waddell & Reed Financial, Inc., Class A	497,345
18,195	WisdomTree Investments, Inc.	395,741
		72,339,385
	Consumer Finance — 3.5%

69,619	Ally Financial, Inc.*	1,389,595
135,158	American Express Co.	9,682,719
86,141	Capital One Financial Corp.	6,762,930
69,129	Discover Financial Services	3,923,762
32,771	LendingClub Corp.*	393,908
59,398	Navient Corp.	707,430
7,676	PRA Group, Inc.*	317,096
17,044	Santander Consumer USA Holdings, Inc.*	300,656
67,632	SLM Corp.*	456,854
132,406	Synchrony Financial*	4,214,483
		28,149,433
	Diversified Financial Services — 7.9%

297,506	Berkshire Hathaway, Inc., Class B*	39,892,579
13,147	CBOE Holdings, Inc.	949,345
53,637	CME Group, Inc.	5,237,653
6,577	FactSet Research Systems, Inc.	1,114,999
12,414	FNFV Group*	138,913
17,546	Intercontinental Exchange, Inc.	4,559,152
5,923	MarketAxess Holdings, Inc.	632,458
43,274	McGraw Hill Financial, Inc.	4,174,643
27,674	Moody’s Corp.	2,853,743
14,675	MSCI, Inc.	1,029,011
18,779	Nasdaq, Inc.	1,100,825
36,361	Voya Financial, Inc.	1,479,893
		63,163,214
	Insurance — 13.4%

51,422	ACE Ltd.	5,905,817
68,396	Aflac, Inc.	4,462,155
2,536	Alleghany Corp.*	1,291,737
14,419	Allied World Assurance Co. Holdings AG	523,698
63,584	Allstate Corp. (The)	3,990,532
11,408	American Financial Group, Inc./OH	844,192
205,476	American International Group, Inc.	13,064,164
6,422	AmTrust Financial Services, Inc.	401,439
44,472	Aon PLC	4,213,277
19,438	Arch Capital Group Ltd.*	1,408,672
27,719	Arthur J. Gallagher & Co.	1,212,706
9,652	Aspen Insurance Holdings Ltd.	487,619
10,611	Assurant, Inc.	907,453
23,266	Assured Guaranty Ltd.	615,153
15,982	Axis Capital Holdings Ltd.	894,992
18,568	Brown & Brown, Inc.	602,717

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
36,045	Chubb Corp. (The)	$4,704,954
23,453	Cincinnati Financial Corp.	1,433,213
30,526	CNO Financial Group, Inc.	617,541
9,621	Endurance Specialty Holdings Ltd.	634,601
3,814	Erie Indemnity Co., Class A	367,403
7,017	Everest Re Group Ltd.	1,294,215
17,253	First American Financial Corp.	680,458
44,396	FNF Group	1,591,597
78,993	Genworth Financial, Inc., Class A*	398,915
7,018	Hanover Insurance Group, Inc. (The)	593,723
65,880	Hartford Financial Services Group, Inc. (The)	3,006,763
7,733	Kemper Corp.	317,904
39,853	Lincoln National Corp.	2,191,516
45,551	Loews Corp.	1,725,927
2,216	Markel Corp.*	2,005,857
84,166	Marsh & McLennan Cos., Inc.	4,654,380
5,782	Mercury General Corp.	299,218
177,367	MetLife, Inc.	9,061,680
38,352	Old Republic International Corp.	727,154
7,597	PartnerRe Ltd.	1,056,971
7,876	Primerica, Inc.	403,566
43,531	Principal Financial Group, Inc.	2,240,105
8,523	ProAssurance Corp.	450,952
93,049	Progressive Corp. (The)	2,867,770
71,621	Prudential Financial, Inc.	6,198,798
10,555	Reinsurance Group of America, Inc.	969,793
7,296	RenaissanceRe Holdings Ltd.	808,105
5,973	RLI Corp.	362,561
6,717	StanCorp Financial Group, Inc.	763,320
15,120	Symetra Financial Corp.	475,978
18,478	Torchmark Corp.	1,120,136
49,421	Travelers Cos., Inc. (The)	5,662,164
39,174	Unum Group	1,436,902
13,228	Validus Holdings Ltd.	624,097
15,673	W. R. Berkley Corp.	872,359
947	White Mountains Insurance Group Ltd.	765,176
28,531	Willis Group Holdings PLC	1,311,285
48,009	XL Group PLC	1,832,984
		107,356,364
	IT Services — 5.2%

158,487	MasterCard, Inc., Class A	15,519,047
309,891	Visa, Inc., Class A	24,484,488
81,218	Western Union Co. (The)	1,531,771
		41,535,306
	Real Estate Investment Trusts — 16.1%

11,483	Alexandria Real Estate Equities, Inc.	1,057,469
17,837	American Campus Communities, Inc.	720,615
55,392	American Capital Agency Corp.	994,286
24,778	American Homes 4 Rent, Class A	415,775
67,219	American Tower Corp.	6,680,224
150,484	Annaly Capital Management, Inc.	1,441,637
24,818	Apartment Investment & Management Co., Class A	945,814
24,793	Apple Hospitality REIT, Inc.	483,463
2	ARMOUR Residential REIT, Inc.	42
21,106	AvalonBay Communities, Inc.	3,836,860
32,088	BioMed Realty Trust, Inc.	753,105
14,805	Blackstone Mortgage Trust, Inc., Class A	427,864
24,388	Boston Properties, Inc.	3,048,256
28,564	Brandywine Realty Trust	393,041
27,019	Brixmor Property Group, Inc.	678,447
13,793	Camden Property Trust	1,053,509
13,137	Care Capital Properties, Inc.	415,786
24,097	CBL & Associates Properties, Inc.	314,948
30,016	Chimera Investment Corp.	422,925
17,828	Colony Capital, Inc., Class A	364,761
19,863	Columbia Property Trust, Inc.	497,767
19,128	Communications Sales & Leasing, Inc.	372,040
15,012	Corporate Office Properties Trust	334,617
18,599	Corrections Corp. of America	479,482
32,690	Cousins Properties, Inc.	321,343
53,003	Crown Castle International Corp.	4,553,488
26,416	CubeSmart	769,234
24,912	CYS Investments, Inc.	188,833
14,027	DCT Industrial Trust, Inc.	535,411
48,306	DDR Corp.	823,617
31,878	DiamondRock Hospitality Co.	354,802
23,239	Digital Realty Trust, Inc.	1,675,764
22,070	Douglas Emmett, Inc.	683,729
54,828	Duke Realty Corp.	1,115,750
10,383	DuPont Fabros Technology, Inc.	343,054
5,090	EastGroup Properties, Inc.	296,289
9,179	EPR Properties	514,391
9,396	Equinix, Inc.	2,785,914
20,602	Equity Commonwealth*	569,027
12,715	Equity LifeStyle Properties, Inc.	793,162
57,818	Equity Residential	4,615,033
10,440	Essex Property Trust, Inc.	2,409,448
19,509	Extra Space Storage, Inc.	1,633,879
10,978	Federal Realty Investment Trust	1,608,497
6,035	Four Corners Property Trust, Inc.*	119,493
14,549	Gaming and Leisure Properties, Inc.	395,587
92,827	General Growth Properties, Inc.	2,364,304
11,857	GEO Group, Inc. (The)	347,647
15,312	Hatteras Financial Corp.	215,593
73,461	HCP, Inc.	2,610,069
15,947	Healthcare Realty Trust, Inc.	433,599
20,175	Healthcare Trust of America, Inc., Class A	526,769
14,947	Highwoods Properties, Inc.	651,091
24,057	Hospitality Properties Trust	668,063
119,282	Host Hotels & Resorts, Inc.	1,980,081
19,554	Invesco Mortgage Capital, Inc.	262,415
30,467	Iron Mountain, Inc.	846,373
14,643	Kilroy Realty Corp.	977,127
65,608	Kimco Realty Corp.	1,711,713
13,233	Kite Realty Group Trust	356,100
13,009	Lamar Advertising Co., Class A	759,856
17,963	LaSalle Hotel Properties	506,736
33,777	Lexington Realty Trust	290,144
23,799	Liberty Property Trust	806,786
21,371	Macerich Co. (The)	1,670,144
14,148	Mack-Cali Realty Corp.	332,478
37,147	Medical Properties Trust, Inc.	446,135
58,815	MFA Financial, Inc.	410,529
11,970	Mid-America Apartment Communities, Inc.	1,060,063
21,349	National Retail Properties, Inc.	821,083
36,592	New Residential Investment Corp.	465,450
9,657	NorthStar Realty Europe Corp.*	110,380
28,971	NorthStar Realty Finance Corp.	522,637
25,688	Omega Healthcare Investors, Inc.	884,695
21,820	Outfront Media, Inc.	498,587
26,584	Paramount Group, Inc.	488,614
11,411	Pebblebrook Hotel Trust	363,440
24,029	Piedmont Office Realty Trust, Inc., Class A	468,325
27,748	Plum Creek Timber Co., Inc.	1,409,876
8,671	Post Properties, Inc.	511,242
6,460	Potlatch Corp.	215,893
83,234	Prologis, Inc.	3,558,253
23,348	Public Storage	5,604,921
20,000	Rayonier, Inc.	482,600
39,636	Realty Income Corp.	1,966,738
13,381	Redwood Trust, Inc.	184,390
14,953	Regency Centers Corp.	1,007,533
37,666	Retail Properties of America, Inc., Class A	576,290

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
20,767		RLJ Lodging Trust	$506,715
8,144		Ryman Hospitality Properties, Inc.	442,545
37,700		Senior Housing Properties Trust	544,765
49,136		Simon Property Group, Inc.	9,151,089
15,819		SL Green Realty Corp.	1,867,908
5,691		Sovran Self Storage, Inc.	571,889
70,104		Spirit Realty Capital, Inc.	688,421
37,888		Starwood Property Trust, Inc.	770,263
—	#	Starwood Waypoint Residential Trust	9
43,750		Strategic Hotels & Resorts, Inc.*	619,500
9,179		Sun Communities, Inc.	613,616
33,140		Sunstone Hotel Investors, Inc.	486,495
15,220		Tanger Factory Outlet Centers, Inc.	506,978
9,665		Taubman Centers, Inc.	694,624
58,367		Two Harbors Investment Corp.	496,120
41,608		UDR, Inc.	1,535,751
14,663		Urban Edge Properties	351,765
52,803		Ventas, Inc.	2,816,512
143,741		VEREIT, Inc.	1,197,363
28,138		Vornado Realty Trust	2,722,633
10,824		Washington Real Estate Investment Trust	297,768
18,107		Weingarten Realty Investors	633,021
55,881		Welltower, Inc.	3,531,120
81,657		Weyerhaeuser Co.	2,626,906
15,410		WP Carey, Inc.	953,417
29,427		WP Glimcher, Inc.	310,455
17,734		Xenia Hotels & Resorts, Inc.	297,045
			128,847,933
		Real Estate Management & Development — 0.7%

7,295		Alexander & Baldwin, Inc.	276,553
46,032		CBRE Group, Inc., Class A*	1,724,819
33,028		Forest City Enterprises, Inc., Class A*	734,543
5,675		Howard Hughes Corp. (The)*	702,508
7,140		Jones Lang LaSalle, Inc.	1,186,097
23,285		Realogy Holdings Corp.*	961,903
11,963		St. Joe Co. (The)*	232,322
			5,818,745
		Thrifts & Mortgage Finance — 0.4%

20,223		Capitol Federal Financial, Inc.	262,292
53,936		MGIC Investment Corp.*	514,550
77,012		New York Community Bancorp, Inc.	1,262,997
33,125		Radian Group, Inc.	472,031
14,925		Washington Federal, Inc.	385,662
			2,897,532
		Total Common Stocks (Cost $567,116,620)	652,798,866

		Master Limited Partnership (a) — 0.1%
		Capital Markets — 0.1%

20,608		Lazard Ltd., Class A	957,654

		Total Master Limited Partnership (Cost $1,177,196)	957,654

Principal Amount
		U.S. Government & Agency Securities (a) — 6.2%
		U.S. Treasury Bills
$20,000,000		0.00%, due 01/28/16	19,997,422
5,000,000		0.00%, due 02/18/16	4,998,380
25,000,000		0.00%, due 03/31/16	24,982,775
		Total U.S. Government & Agency Securities (Cost $49,977,309)	49,978,577
		Repurchase Agreements (a)(b) — 4.9%
$38,858,710		Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $38,858,823	38,858,710

		Total Repurchase Agreements (Cost $38,858,710)	38,858,710

		Total Investment Securities (Cost $657,129,835) — 92.8%	742,593,807
		Other assets less liabilities — 7.2%	57,823,119
		Net Assets — 100.0%	$800,416,926

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $146,884,426.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,545,546
Aggregate gross unrealized depreciation	(23,947,748)
Net unrealized appreciation	$84,597,798
Federal income tax cost of investments	$657,996,009

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Financials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$63,304,880	11/06/17	Bank of America, N.A.	0.64%	Dow Jones U.S. FinancialsSM Index	$(358,583)	—	—	—
142,799,591	11/07/16	Bank of America, N.A.	0.13%	iShares® U.S. Financials ETF	8,087,613	—	—	—
206,104,471					7,729,030	$(7,729,030)	$—	$—
46,182,513	04/06/16	Citibank, N.A.	0.86%	Dow Jones U.S. FinancialsSM Index	21,080,924	(21,046,378)	(34,546)	—
31,723,058	02/08/16	Credit Suisse International	0.64%	Dow Jones U.S. FinancialsSM Index	4,953,018	—	(4,953,018)	—
162,736,863	11/07/16	Deutsche Bank AG	0.31%	Dow Jones U.S. FinancialsSM Index	8,068,226	—	(8,068,226)	—
27,973,887	02/08/16	Goldman Sachs International	0.66%	Dow Jones U.S. FinancialsSM Index	1,794,618	(1,794,618)	—	—
41,138,404	01/06/17	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Financials ETF	2,064,074	—	—	—
44,738,213	11/06/17	Morgan Stanley & Co. International PLC	0.59%	Dow Jones U.S. FinancialsSM Index	(283,815)	—	—	—
85,876,617					1,780,259	(1,780,259)	—	—
166,171,649	11/06/17	Societe Generale	0.69%	Dow Jones U.S. FinancialsSM Index	177,532	—	(177,532)	—
221,636,994	11/07/16	UBS AG	0.44%	Dow Jones U.S. FinancialsSM Index	12,776,317	(12,776,317)	—	—
$948,406,052					$58,359,924

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2015 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) — 70.2%
	Aerospace & Defense — 14.8%

649	B/E Aerospace, Inc.	$29,997
3,901	Boeing Co. (The)	567,400
656	BWX Technologies, Inc.	19,975
287	Curtiss-Wright Corp.	20,208
403	DigitalGlobe, Inc.*	6,811
188	Esterline Technologies Corp.*	17,875
1,853	General Dynamics Corp.	271,390
589	Hexcel Corp.	27,736
4,775	Honeywell International, Inc.	496,361
292	Huntington Ingalls Industries, Inc.	38,229
322	KLX, Inc.*	10,336
491	L-3 Communications Holdings, Inc.	60,103
1,631	Lockheed Martin Corp.	357,450
207	Moog, Inc., Class A*	13,676
1,144	Northrop Grumman Corp.	213,196
361	Orbital ATK, Inc.	31,014
840	Precision Castparts Corp.	194,494
1,854	Raytheon Co.	229,952
805	Rockwell Collins, Inc.	74,607
778	Spirit AeroSystems Holdings, Inc., Class A*	40,806
216	Teledyne Technologies, Inc.*	19,982
1,688	Textron, Inc.	72,027
327	TransDigm Group, Inc.*	76,724
301	Triumph Group, Inc.	12,055
5,058	United Technologies Corp.	485,821
		3,388,225
	Air Freight & Logistics — 3.6%

866	C.H. Robinson Worldwide, Inc.	58,394
1,155	Expeditors International of Washington, Inc.	56,064
1,604	FedEx Corp.	254,298
220	Hub Group, Inc., Class A*	8,477
4,266	United Parcel Service, Inc., Class B	439,441
543	XPO Logistics, Inc.*	16,561
		833,235
	Building Products — 1.3%

463	A. O. Smith Corp.	36,929
585	Allegion PLC	39,318
294	Armstrong World Industries, Inc.*	14,606
977	Fortune Brands Home & Security, Inc.	53,706
245	Lennox International, Inc.	33,300
2,101	Masco Corp.	62,841
718	Owens Corning	33,631
551	USG Corp.*	13,268
		287,599
	Chemicals — 0.8%

484	Sherwin-Williams Co. (The)	133,618
452	Valspar Corp. (The)	38,189
		171,807
	Commercial Services & Supplies — 2.5%

1,038	ADT Corp. (The)	36,818
545	Cintas Corp.	49,916
325	Clean Harbors, Inc.*	14,069
813	Covanta Holding Corp.	13,130
305	Deluxe Corp.	17,888
232	Essendant, Inc.	8,403
194	MSA Safety, Inc.	9,099
1,275	R.R. Donnelley & Sons Co.	20,515
1,470	Republic Services, Inc.	64,577
518	Stericycle, Inc.*	62,533
368	Tetra Tech, Inc.	10,227
2,574	Tyco International PLC	90,888
754	Waste Connections, Inc.	41,093
2,569	Waste Management, Inc.	138,135
		577,291
	Construction & Engineering — 0.8%

922	AECOM*	29,347
585	Chicago Bridge & Iron Co. N.V.	25,009
384	EMCOR Group, Inc.	19,353
885	Fluor Corp.	43,011
756	Jacobs Engineering Group, Inc.*	33,370
882	KBR, Inc.	17,146
995	Quanta Services, Inc.*	21,940
		189,176
	Construction Materials — 0.7%

308	Eagle Materials, Inc.	21,277
409	Martin Marietta Materials, Inc.	64,376
813	Vulcan Materials Co.	83,471
		169,124
	Containers & Packaging — 2.1%

384	AptarGroup, Inc.	28,600
558	Avery Dennison Corp.	36,806
844	Ball Corp.	58,590
595	Bemis Co., Inc.	28,036
732	Berry Plastics Group, Inc.*	26,616
851	Crown Holdings, Inc.*	44,175
2,008	Graphic Packaging Holding Co.	27,449
982	Owens-Illinois, Inc.*	18,943
597	Packaging Corp. of America	40,590
1,257	Sealed Air Corp.	57,018
247	Silgan Holdings, Inc.	13,420
616	Sonoco Products Co.	26,993
1,599	WestRock Co.	80,957
		488,193
	Electrical Equipment — 3.2%

266	Acuity Brands, Inc.	61,414
1,479	AMETEK, Inc.	83,504
2,855	Eaton Corp. PLC	166,047
4,013	Emerson Electric Co.	200,650
283	EnerSys	16,669
422	Generac Holdings, Inc.*	13,546
20	Hubbell, Inc., Class A	2,451
310	Hubbell, Inc., Class B	30,780
274	Regal Beloit Corp.	17,662
819	Rockwell Automation, Inc.	87,174
1,039	Sensata Technologies Holding N.V.*	47,597
		727,494
	Electronic Equipment, Instruments & Components — 2.8%

1,888	Amphenol Corp., Class A	103,934
173	Anixter International, Inc.*	11,792
577	Arrow Electronics, Inc.*	32,635
821	Avnet, Inc.	37,208
261	Belden, Inc.	16,383
532	Cognex Corp.	19,737
254	FEI Co.	20,322
857	FLIR Systems, Inc.	26,190
222	IPG Photonics Corp.*	20,244
233	Itron, Inc.*	8,376
1,184	Jabil Circuit, Inc.	30,299
1,034	Keysight Technologies, Inc.*	31,858
540	Knowles Corp.*	8,894
138	Littelfuse, Inc.	14,981
622	National Instruments Corp.	19,531
2,458	TE Connectivity Ltd.	164,907
1,570	Trimble Navigation Ltd.*	35,953
827	Vishay Intertechnology, Inc.	9,858

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
318	Zebra Technologies Corp., Class A*	$25,504
		638,606
	Industrial Conglomerates — 12.4%

3,816	3M Co.	597,509
398	Carlisle Cos., Inc.	35,203
3,632	Danaher Corp.	350,089
57,565	General Electric Co.	1,723,497
615	Roper Technologies, Inc.	118,996
		2,825,294
	Internet Software & Services — 0.9%

198	CoStar Group, Inc.*	41,430
701	LinkedIn Corp., Class A*	170,420
		211,850
	IT Services — 8.2%

3,812	Accenture PLC, Class A	408,723
375	Alliance Data Systems Corp.*	107,569
2,845	Automatic Data Processing, Inc.	245,410
689	Booz Allen Hamilton Holding Corp.	20,980
722	Broadridge Financial Solutions, Inc.	39,695
600	Convergys Corp.	15,456
544	CoreLogic, Inc.*	20,052
306	Euronet Worldwide, Inc.*	23,782
1,720	Fidelity National Information Services, Inc.	109,512
1,433	Fiserv, Inc.*	137,912
471	FleetCor Technologies, Inc.*	72,397
975	Genpact Ltd.*	24,570
795	Global Payments, Inc.	56,326
495	Jack Henry & Associates, Inc.	39,293
403	MAXIMUS, Inc.	22,870
332	NeuStar, Inc., Class A*	8,366
1,963	Paychex, Inc.	106,493
6,773	PayPal Holdings, Inc.*	238,816
1,003	Sabre Corp.	29,348
1,034	Total System Services, Inc.	57,863
236	WEX, Inc.*	22,248
5,812	Xerox Corp.	61,317
		1,868,998
	Life Sciences Tools & Services — 0.8%

2,024	Agilent Technologies, Inc.	84,643
169	Mettler-Toledo International, Inc.*	57,930
692	PerkinElmer, Inc.	36,787
		179,360
	Machinery — 7.6%

363	Actuant Corp., Class A	8,988
458	AGCO Corp.	23,019
1,077	Allison Transmission Holdings, Inc.	30,113
3,681	Caterpillar, Inc.	267,425
306	CLARCOR, Inc.	16,166
615	Colfax Corp.*	16,648
301	Crane Co.	15,658
1,015	Cummins, Inc.	101,876
1,904	Deere & Co.	151,501
767	Donaldson Co., Inc.	24,084
956	Dover Corp.	63,000
815	Flowserve Corp.	37,686
353	Graco, Inc.	26,637
384	Hillenbrand, Inc.	11,631
473	IDEX Corp.	37,272
2,012	Illinois Tool Works, Inc.	189,088
1,621	Ingersoll-Rand PLC	95,104
546	ITT Corp.	21,682
595	Joy Global, Inc.	9,133
485	Kennametal, Inc.	14,186
416	Lincoln Electric Holdings, Inc.	23,483
832	Manitowoc Co., Inc. (The)	14,061
348	Mueller Industries, Inc.	10,959
403	Navistar International Corp.*	5,848
349	Nordson Corp.	25,313
478	Oshkosh Corp.	20,965
2,168	PACCAR, Inc.	112,649
845	Parker-Hannifin Corp.	88,438
1,100	Pentair PLC	62,370
251	SPX Corp.	2,771
251	SPX FLOW, Inc.*	8,434
663	Terex Corp.	13,578
449	Timken Co. (The)	14,476
335	Toro Co. (The)	25,818
943	Trinity Industries, Inc.	25,602
142	Valmont Industries, Inc.	16,649
590	Wabtec Corp.	47,271
349	Woodward, Inc.	17,600
1,108	Xylem, Inc.	41,351
		1,738,533
	Marine — 0.1%

335	Kirby Corp.*	21,641

	Multi-Utilities — 0.1%

1,191	MDU Resources Group, Inc.	20,747

	Paper & Forest Products — 0.1%

871	Louisiana-Pacific Corp.*	16,026

	Professional Services — 1.5%

259	Advisory Board Co. (The)*	13,945
205	CEB, Inc.	15,840
722	Equifax, Inc.	80,503
256	FTI Consulting, Inc.*	9,569
469	ManpowerGroup, Inc.	42,341
821	Robert Half International, Inc.	42,019
423	Towers Watson & Co., Class A	56,898
947	Verisk Analytics, Inc.*	70,978
		332,093
	Road & Rail — 4.3%

6,008	CSX Corp.	170,807
347	Genesee & Wyoming, Inc., Class A*	24,037
561	J.B. Hunt Transport Services, Inc.	43,893
674	Kansas City Southern	61,280
266	Landstar System, Inc.	16,604
1,841	Norfolk Southern Corp.	175,005
427	Old Dominion Freight Line, Inc.*	27,204
326	Ryder System, Inc.	21,503
5,299	Union Pacific Corp.	444,851
		985,184
	Trading Companies & Distributors — 1.5%

583	Air Lease Corp.	19,606
242	Applied Industrial Technologies, Inc.	10,322
1,772	Fastenal Co.	71,908
264	GATX Corp.	12,223
1,121	HD Supply Holdings, Inc.*	35,457
624	MRC Global, Inc.*	9,229
296	MSC Industrial Direct Co., Inc., Class A	18,263
655	NOW, Inc.*	12,039
582	United Rentals, Inc.*	45,786
371	W.W. Grainger, Inc.	74,401
157	Watsco, Inc.	19,956
266	WESCO International, Inc.*	12,781
		341,971

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Transportation Infrastructure — 0.1%

452	Macquarie Infrastructure Corp.	$33,914

	Total Common Stocks (Cost $16,873,662)	16,046,361

Principal Amount
	Repurchase Agreements (a)(b) — 4.8%
$1,100,224	Repurchase Agreements with various counterparties, rates 0.00% - 0.13%, dated 11/30/15, due 12/01/15, total to be received $1,100,227	1,100,224

	Total Repurchase Agreements (Cost $1,100,224)	1,100,224

	Total Investment Securities (Cost $17,973,886) — 75.0%	17,146,585
	Other assets less liabilities — 25.0%	5,720,548
	Net Assets — 100.0%	$22,867,133

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2015, the aggregate value of segregated securities was $7,772,270.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$460,624
Aggregate gross unrealized depreciation	(1,415,214)
Net unrealized depreciation	$(954,590)
Federal income tax cost of investments	$18,101,175

Swap Agreements(1)

Ultra Industrials had the following open swap agreements as of November 30, 2015:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Unrealized Appreciation(3)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty	Cash Collateral for the Benefit of (the Fund)/ the Counterparty	Net Amount(4)
$6,266,193	01/06/16	Bank of America, N.A.	0.54%	Dow Jones U.S. IndustrialsSM Index	$276,774	—	—	—
7,091,752	11/07/16	Bank of America, N.A.	0.08%	iShares® U.S. Industrials ETF	727,377	—	—	—
13,357,945					1,004,151	$(888,069)	$—	$116,082
6,744,567	11/07/17	Citibank, N.A.	0.46%	Dow Jones U.S. IndustrialsSM Index	863,844	(860,830)	(3,014)	—
1,787,796	03/07/16	Credit Suisse International	0.49%	Dow Jones U.S. IndustrialsSM Index	698,580	—	(698,580)	—
178,295	01/06/17	Deutsche Bank AG	(0.04)%	iShares® U.S. Industrials ETF	20,545	—	—	—
1,475,173	11/06/17	Deutsche Bank AG	0.56%	Dow Jones U.S. IndustrialsSM Index	2,936	—	—	—
1,653,468					23,481	—	(2)	23,479
1,384,388	04/08/16	Goldman Sachs International	0.66%	Dow Jones U.S. IndustrialsSM Index	705,215	(594,604)	—	110,611
421,758	11/07/16	Morgan Stanley & Co. International PLC	0.44%	iShares® U.S. Industrials ETF	28,771	—	—	—
697,712	01/06/16	Morgan Stanley & Co. International PLC	0.49%	Dow Jones U.S. IndustrialsSM Index	662,708	—	—	—
1,119,470					691,479	(666,380)	—	25,099
2,593,090	01/06/16	Societe Generale	0.59%	Dow Jones U.S. IndustrialsSM Index	1,150,675	—	(1,150,675)	—
1,114,636	09/07/16	UBS AG	0.49%	Dow Jones U.S. IndustrialsSM Index	400,920	(400,920)	—	—
$29,755,360					$5,538,345

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Reflects the floating financing rate, as of November 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(3)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

(4)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

(b)         Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                 File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                  Not required for this filing.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
January 27, 2016

By:	/s/ Charles S. Todd
Charles S. Todd
Treasurer
January 27, 2016